================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2018

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                               LOGO

Annual Report

YEAR ENDED: OCTOBER 31, 2018

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO

U.S. LARGE CAP EQUITY PORTFOLIO

U.S. LARGE CAP VALUE PORTFOLIO

U.S. TARGETED VALUE PORTFOLIO

U.S. SMALL CAP VALUE PORTFOLIO

U.S. CORE EQUITY 1 PORTFOLIO

U.S. CORE EQUITY 2 PORTFOLIO

U.S. VECTOR EQUITY PORTFOLIO

U.S. SMALL CAP PORTFOLIO

U.S. MICRO CAP PORTFOLIO

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

DFA REAL ESTATE SECURITIES PORTFOLIO

LARGE CAP INTERNATIONAL PORTFOLIO

INTERNATIONAL CORE EQUITY PORTFOLIO

INTERNATIONAL SMALL COMPANY PORTFOLIO

GLOBAL SMALL COMPANY PORTFOLIO

JAPANESE SMALL COMPANY PORTFOLIO

ASIA PACIFIC SMALL COMPANY PORTFOLIO

UNITED KINGDOM SMALL COMPANY
PORTFOLIO

CONTINENTAL SMALL COMPANY PORTFOLIO

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

DFA GLOBAL REAL ESTATE SECURITIES
PORTFOLIO

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

INTERNATIONAL VECTOR EQUITY PORTFOLIO

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

WORLD EX U.S. VALUE PORTFOLIO

WORLD EX U.S. TARGETED VALUE PORTFOLIO

WORLD EX U.S. CORE EQUITY PORTFOLIO

WORLD CORE EQUITY PORTFOLIO

SELECTIVELY HEDGED GLOBAL EQUITY
PORTFOLIO

EMERGING MARKETS PORTFOLIO

EMERGING MARKETS SMALL CAP PORTFOLIO

EMERGING MARKETS VALUE PORTFOLIO

EMERGING MARKETS CORE EQUITY PORTFOLIO

DFA COMMODITY STRATEGY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

DFA INTERNATIONAL VALUE PORTFOLIO

U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

THE U.S. LARGE CAP VALUE SERIES

THE DFA INTERNATIONAL VALUE SERIES

THE JAPANESE SMALL COMPANY SERIES

THE ASIA PACIFIC SMALL COMPANY SERIES

THE UNITED KINGDOM SMALL COMPANY SERIES

THE CONTINENTAL SMALL COMPANY SERIES

THE CANADIAN SMALL COMPANY SERIES

THE EMERGING MARKETS SERIES

THE EMERGING MARKETS SMALL CAP SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

 LOGO

December 2018

Dear Fellow Shareholder,

Since our founding in 1981, we have put clients at the center of everything we do.

Our investment approach and philosophy are grounded in rigorous academic research and robust implementation to help you target higher expected returns in an ever-evolving marketplace. And our 38-year track record of outperforming indices and competitors is a testament to our approach.

Our mission is to improve people's lives.

We recognize and appreciate the trust and responsibility you've placed in us to manage your assets and we take that responsibility seriously. Our company strives to act with integrity and provide excellent investment solutions for clients.

On behalf of the more than 1,300 employees at Dimensional working in 13 cities across nine countries, we appreciate the opportunity to serve you.

Sincerely,

/s/ David Butler                       /s/ Gerard O'Reilly

DAVID BUTLER                           GERARD O'REILLY

Co-Chief Executive Officer             Co-Chief Executive Officer and

                                       Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..........................................................   2
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts...............................................................................   3
   Management's Discussion and Analysis.............................................................  22
   Disclosure of Fund Expenses......................................................................  35
   Disclosure of Portfolio Holdings.................................................................  40
   Schedules of Investments/Summary Schedules of Portfolio Holdings
       Enhanced U.S. Large Company Portfolio........................................................  43
       U.S. Large Cap Equity Portfolio..............................................................  48
       U.S. Large Cap Value Portfolio...............................................................  51
       U.S. Targeted Value Portfolio................................................................  52
       U.S. Small Cap Value Portfolio...............................................................  56
       U.S. Core Equity 1 Portfolio.................................................................  59
       U.S. Core Equity 2 Portfolio.................................................................  62
       U.S. Vector Equity Portfolio.................................................................  65
       U.S. Small Cap Portfolio.....................................................................  68
       U.S. Micro Cap Portfolio.....................................................................  72
       U.S. High Relative Profitability Portfolio...................................................  75
       DFA Real Estate Securities Portfolio.........................................................  78
       Large Cap International Portfolio............................................................  80
       International Core Equity Portfolio..........................................................  84
       International Small Company Portfolio........................................................  88
       Global Small Company Portfolio...............................................................  89
       Japanese Small Company Portfolio.............................................................  90
       Asia Pacific Small Company Portfolio.........................................................  91
       United Kingdom Small Company Portfolio.......................................................  92
       Continental Small Company Portfolio..........................................................  93
       DFA International Real Estate Securities Portfolio...........................................  94
       DFA Global Real Estate Securities Portfolio..................................................  98
       DFA International Small Cap Value Portfolio.................................................. 100
       International Vector Equity Portfolio........................................................ 104
       International High Relative Profitability Portfolio.......................................... 108
       World ex U.S. Value Portfolio................................................................ 112
       World ex U.S. Targeted Value Portfolio....................................................... 113
       World ex U.S. Core Equity Portfolio.......................................................... 118
       World Core Equity Portfolio.................................................................. 124
       Selectively Hedged Global Equity Portfolio................................................... 125
       Emerging Markets Portfolio................................................................... 127
       Emerging Markets Small Cap Portfolio......................................................... 128
       Emerging Markets Value Portfolio............................................................. 129
       Emerging Markets Core Equity Portfolio....................................................... 130
   Statements of Assets and Liabilities............................................................. 135
   Statements of Operations......................................................................... 143
   Statements of Changes in Net Assets.............................................................. 151
   Financial Highlights............................................................................. 163
   Notes to Financial Statements.................................................................... 185
   Report of Independent Registered Public Accounting Firm.......................................... 226
   Section 19(a) Notice............................................................................. 228
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Performance Charts............................................................................... 229
   Management's Discussion and Analysis............................................................. 230
   Consolidated Disclosure of Fund Expenses......................................................... 231

TABLE OF CONTENTS

CONTINUED


                                                                                                     PAGE
                                                                                                     ----
   Consolidated Disclosure of Portfolio Holdings.................................................... 233
   Consolidated Schedule of Investments............................................................. 234
   Consolidated Statement of Assets and Liabilities................................................. 248
   Consolidated Statement of Operations............................................................. 249
   Consolidated Statement of Changes in Net Assets.................................................. 250
   Consolidated Financial Highlights................................................................ 251
   Consolidated Notes to Financial Statements....................................................... 252
   Report of Independent Registered Public Accounting Firm.......................................... 266
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts............................................................................... 267
   Management's Discussion and Analysis............................................................. 269
   Disclosure of Fund Expenses...................................................................... 272
   Disclosure of Portfolio Holdings................................................................. 274
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio............................................................ 275
       U.S. Large Company Portfolio................................................................. 276
   Statements of Assets and Liabilities............................................................. 279
   Statements of Operations......................................................................... 280
   Statements of Changes in Net Assets.............................................................. 281
   Financial Highlights............................................................................. 282
   Notes to Financial Statements.................................................................... 285
   Report of Independent Registered Public Accounting Firm.......................................... 296
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts............................................................................... 297
   Management's Discussion and Analysis............................................................. 302
   Disclosure of Fund Expenses...................................................................... 307
   Disclosure of Portfolio Holdings................................................................. 309
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series.............................................................. 311
       The DFA International Value Series........................................................... 314
       The Japanese Small Company Series............................................................ 318
       The Asia Pacific Small Company Series........................................................ 321
       The United Kingdom Small Company Series...................................................... 323
       The Continental Small Company Series......................................................... 326
       The Canadian Small Company Series............................................................ 330
       The Emerging Markets Series.................................................................. 333
       The Emerging Markets Small Cap Series........................................................ 337
   Statements of Assets and Liabilities............................................................. 341
   Statements of Operations......................................................................... 343
   Statements of Changes in Net Assets.............................................................. 345
   Financial Highlights............................................................................. 348
   Notes to Financial Statements.................................................................... 357
   Report of Independent Registered Public Accounting Firm.......................................... 371
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Performance Charts............................................................................... 372
   Management Discussion............................................................................ 373
   Disclosure of Fund Expenses...................................................................... 375
   Disclosure of Portfolio Holdings................................................................. 377
   Summary Schedules of Portfolio Holdings
       Dimensional Emerging Markets Value Fund...................................................... 378
   Statement of Assets and Liabilities.............................................................. 382
   Statement of Operations.......................................................................... 383

TABLE OF CONTENTS

CONTINUED

                                                                                                     PAGE
                                                                                                     ----
   Statements of Changes in Net Assets.............................................................. 384
   Financial Highlights............................................................................. 385
   Notes to Financial Statements.................................................................... 386
   Report of Independent Registered Public Accounting Firm.......................................... 395
FUND MANAGEMENT..................................................................................... 396
   Board of Independent Directors or Trustees Table................................................. 397
VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................................................... 403
NOTICE TO SHAREHOLDERS.............................................................................. 404

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations

  P.L.C.                 Public Limited Company
  SA                     Special Assessment
  ADR                    American Depositary Receipt
  REIT                   Real Estate Investment Trust
  GDR                    Global Depositary Receipt
  CAD                    Canadian Dollars
  SEK                    Swedish Krona
  USD                    United States Dollar
  AUD                    Australian Dollars
  CHF                    Swiss Franc
  DKK                    Danish Krone
  EUR                    Euro
  GBP                    British Pounds
  HKD                    Hong Kong Dollar
  ILS                    Israeli New Shekel
  JPY                    Japanese Yen
  NOK                    Norwegian Krone
  NZD                    New Zealand Dollars
  SGD                    Singapore Dollars

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Investment Footnotes

  ^                            Denominated in USD, unless otherwise
                               noted.
  +                            See Note B to Financial Statements.
  W                            Rule 144A or Section 4(2) security
                               that is restricted as to resale to
                               institutional investors. The Fund's
                               Advisor deemed this security to be
                               liquid based upon procedures approved
                               by the Board of Trustees.
  #                            Total or Partial Securities on Loan.
                               Security pledged as collateral for
  (double left angle quote)    Futures Contracts.
  @                            Security purchased with cash proceeds
                               from Securities on Loan.
  (S)                          Affiliated Fund.
  ++                           Calculated as a percentage of total
                               net assets. Percentages shown
                               parenthetically next to the category
                               headings have been calculated as a
                               percentage of total investments.
                               "Other Securities" are those
                               securities that are not among the top
                               50 holdings in unaffiliated issuers
                               of the Fund or do not represent more
                               than 1.0% of the net assets of the
                               Fund. Some of the individual
                               securities within this category may
                               include Total or Partial Securities
                               on Loan and/or Non-Income Producing
                               Securities.
  *                            Non-Income Producing Securities.
                               Securities that have generally been
  (double right angle quote)   fair value factored. See Note B to
                               Financial Statements.
  ~                            Security pledged as collateral for
                               Swap Agreements.

FINANCIAL HIGHLIGHTS
--------------------

  (A)                    Computed using average shares
                         outstanding.
  (B) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
  (C)                    Non-Annualized
  (D)                    Annualized
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  --                     Amounts designated as -- are either
                         zero or rounded to zero.
  SEC                    Securities and Exchange Commission
  (a)                    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/31/2008                  $10,000                         $10,000
11/30/2008                    9,320                           9,283
12/31/2008                    9,429                           9,381
1/31/2009                     8,639                           8,591
2/28/2009                     7,695                           7,676
3/31/2009                     8,395                           8,348
4/30/2009                     9,223                           9,147
5/31/2009                     9,774                           9,659
6/30/2009                     9,809                           9,678
7/31/2009                    10,585                          10,410
8/31/2009                    10,998                          10,786
9/30/2009                    11,431                          11,188
10/31/2009                   11,223                          10,980
11/30/2009                   11,933                          11,639
12/31/2009                   12,138                          11,864
1/31/2010                    11,721                          11,437
2/28/2010                    12,103                          11,791
3/31/2010                    12,816                          12,503
4/30/2010                    13,025                          12,700
5/31/2010                    11,999                          11,686
6/30/2010                    11,382                          11,074
7/31/2010                    12,185                          11,850
8/31/2010                    11,644                          11,315
9/30/2010                    12,686                          12,325
10/31/2010                   13,175                          12,794
11/30/2010                   13,158                          12,796
12/31/2010                   14,039                          13,651
1/31/2011                    14,389                          13,975
2/28/2011                    14,862                          14,453
3/31/2011                    14,862                          14,459
4/30/2011                    15,335                          14,887
5/31/2011                    15,195                          14,719
6/30/2011                    14,932                          14,473
7/31/2011                    14,652                          14,179
8/31/2011                    13,846                          13,409
9/30/2011                    12,864                          12,466
10/31/2011                   14,284                          13,829
11/30/2011                   14,196                          13,798
12/31/2011                   14,355                          13,939
1/31/2012                    15,028                          14,564
2/29/2012                    15,684                          15,194
3/31/2012                    16,215                          15,694
4/30/2012                    16,127                          15,595
5/31/2012                    15,152                          14,658
6/30/2012                    15,788                          15,262
7/31/2012                    16,055                          15,474
8/31/2012                    16,428                          15,822
9/30/2012                    16,850                          16,231
10/31/2012                   16,547                          15,932
11/30/2012                   16,654                          16,024
12/31/2012                   16,790                          16,170
1/31/2013                    17,650                          17,008
2/28/2013                    17,901                          17,239
3/31/2013                    18,563                          17,885
4/30/2013                    18,922                          18,230
5/31/2013                    19,352                          18,656
6/30/2013                    19,055                          18,406
7/31/2013                    20,061                          19,342
8/31/2013                    19,468                          18,782
9/30/2013                    20,079                          19,371
10/31/2013                   21,013                          20,261
11/30/2013                   21,659                          20,879
12/31/2013                   22,181                          21,407
1/31/2014                    21,444                          20,667
2/28/2014                    22,415                          21,613
3/31/2014                    22,588                          21,794
4/30/2014                    22,768                          21,955
5/31/2014                    23,326                          22,471
6/30/2014                    23,774                          22,935
7/31/2014                    23,432                          22,619
8/31/2014                    24,388                          23,523
9/30/2014                    24,027                          23,194
10/31/2014                   24,622                          23,760
11/30/2014                   25,326                          24,399
12/31/2014                   25,185                          24,338
1/31/2015                    24,504                          23,607
2/28/2015                    25,867                          24,964
3/31/2015                    25,495                          24,569
4/30/2015                    25,722                          24,805
5/31/2015                    26,073                          25,124
6/30/2015                    25,522                          24,637
7/31/2015                    26,080                          25,154
8/31/2015                    24,448                          23,636
9/30/2015                    23,869                          23,051
10/31/2015                   25,915                          24,996
11/30/2015                   25,956                          25,070
12/31/2015                   25,457                          24,674
1/31/2016                    24,241                          23,450
2/29/2016                    24,241                          23,418
3/31/2016                    25,967                          25,007
4/30/2016                    26,099                          25,104
5/31/2016                    26,542                          25,555
6/30/2016                    26,662                          25,621
7/31/2016                    27,660                          26,566
8/31/2016                    27,660                          26,603
9/30/2016                    27,658                          26,608
10/31/2016                   27,147                          26,123
11/30/2016                   28,102                          27,090
12/31/2016                   28,664                          27,625
1/31/2017                    29,214                          28,149
2/28/2017                    30,358                          29,267
3/31/2017                    30,420                          29,301
4/30/2017                    30,765                          29,602
5/31/2017                    31,224                          30,019
6/30/2017                    31,383                          30,206
7/31/2017                    32,097                          30,827
8/31/2017                    32,190                          30,922
9/30/2017                    32,772                          31,560
10/31/2017                   33,533                          32,296
11/30/2017                   34,479                          33,286
12/31/2017                   34,810                          33,657
1/31/2018                    36,693                          35,584
2/28/2018                    35,240                          34,272
3/31/2018                    34,288                          33,401
4/30/2018                    34,342                          33,529
5/31/2018                    35,230                          34,337
6/30/2018                    35,393                          34,548
7/31/2018                    36,692                          35,834
8/31/2018                    37,937                          37,001
9/30/2018                    38,108                          37,212
10/31/2018                   35,417                          34,668



AVERAGE ANNUAL                        ONE       FIVE        TEN
TOTAL RETURN                          YEAR      YEARS      YEARS
--------------                      --------  ---------  ---------
                                        5.62%     11.01%     13.48%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2018

                               [CHART]


                      U.S. Large Cap
                     Equity Portfolio        Russell 1000/R/ Index
                    ------------------       ---------------------
6/25/2013                    $10,000                 $10,000
6/30/2013                     10,020                  10,130
7/31/2013                     10,550                  10,672
8/31/2013                     10,270                  10,378
9/30/2013                     10,630                  10,740
10/31/2013                    11,101                  11,213
11/30/2013                    11,452                  11,527
12/31/2013                    11,757                  11,838
1/31/2014                     11,333                  11,460
2/28/2014                     11,878                  12,004
3/31/2014                     11,985                  12,080
4/30/2014                     12,046                  12,137
5/31/2014                     12,319                  12,416
6/30/2014                     12,623                  12,699
7/31/2014                     12,410                  12,493
8/31/2014                     12,928                  13,010
9/30/2014                     12,654                  12,781
10/31/2014                    12,899                  13,094
11/30/2014                    13,205                  13,437
12/31/2014                    13,175                  13,405
1/31/2015                     12,775                  13,037
2/28/2015                     13,555                  13,790
3/31/2015                     13,391                  13,619
4/30/2015                     13,463                  13,715
5/31/2015                     13,659                  13,895
6/30/2015                     13,399                  13,634
7/31/2015                     13,564                  13,897
8/31/2015                     12,768                  13,061
9/30/2015                     12,374                  12,703
10/31/2015                    13,350                  13,731
11/30/2015                    13,391                  13,776
12/31/2015                    13,081                  13,528
1/31/2016                     12,350                  12,800
2/29/2016                     12,412                  12,796
3/31/2016                     13,260                  13,687
4/30/2016                     13,302                  13,762
5/31/2016                     13,522                  14,003
6/30/2016                     13,491                  14,034
7/31/2016                     14,029                  14,569
8/31/2016                     14,071                  14,588
9/30/2016                     14,104                  14,600
10/31/2016                    13,818                  14,315
11/30/2016                    14,495                  14,879
12/31/2016                    14,746                  15,159
1/31/2017                     15,065                  15,464
2/28/2017                     15,608                  16,062
3/31/2017                     15,614                  16,073
4/30/2017                     15,763                  16,242
5/31/2017                     15,913                  16,450
6/30/2017                     16,044                  16,565
7/31/2017                     16,355                  16,893
8/31/2017                     16,377                  16,946
9/30/2017                     16,779                  17,306
10/31/2017                    17,156                  17,703
11/30/2017                    17,748                  18,243
12/31/2017                    18,002                  18,447
1/31/2018                     19,019                  19,459
2/28/2018                     18,316                  18,745
3/31/2018                     17,896                  18,319
4/30/2018                     17,918                  18,382
5/31/2018                     18,341                  18,851
6/30/2018                     18,426                  18,973
7/31/2018                     19,080                  19,627
8/31/2018                     19,701                  20,304
9/30/2018                     19,770                  20,381
10/31/2018                    18,326                  18,939

AVERAGE ANNUAL                        ONE       FIVE        TEN
TOTAL RETURN                          YEAR      YEARS      YEARS
--------------                      --------  ---------  ---------
                                        6.82%     10.54%     11.99%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               --------------------------------   ---------------------------
10/31/2008                      $10,000                        $10,000
11/30/2008                        9,019                          9,283
12/31/2008                        9,312                          9,412
1/31/2009                         8,208                          8,330
2/28/2009                         7,055                          7,217
3/31/2009                         7,749                          7,834
4/30/2009                         9,003                          8,673
5/31/2009                         9,693                          9,210
6/30/2009                         9,576                          9,142
7/31/2009                        10,478                          9,890
8/31/2009                        11,190                         10,407
9/30/2009                        11,678                         10,809
10/31/2009                       11,176                         10,478
11/30/2009                       11,805                         11,069
12/31/2009                       12,123                         11,265
1/31/2010                        11,839                         10,948
2/28/2010                        12,350                         11,294
3/31/2010                        13,314                         12,029
4/30/2010                        13,734                         12,340
5/31/2010                        12,559                         11,326
6/30/2010                        11,609                         10,688
7/31/2010                        12,517                         11,412
8/31/2010                        11,752                         10,924
9/30/2010                        12,904                         11,771
10/31/2010                       13,379                         12,124
11/30/2010                       13,278                         12,060
12/31/2010                       14,569                         13,012
1/31/2011                        15,039                         13,306
2/28/2011                        15,850                         13,797
3/31/2011                        15,922                         13,852
4/30/2011                        16,322                         14,220
5/31/2011                        16,089                         14,070
6/30/2011                        15,797                         13,782
7/31/2011                        15,076                         13,325
8/31/2011                        13,800                         12,493
9/30/2011                        12,406                         11,549
10/31/2011                       14,119                         12,871
11/30/2011                       14,002                         12,804
12/31/2011                       14,112                         13,063
1/31/2012                        14,812                         13,557
2/29/2012                        15,667                         14,097
3/31/2012                        15,954                         14,515
4/30/2012                        15,622                         14,367
5/31/2012                        14,512                         13,524
6/30/2012                        15,291                         14,196
7/31/2012                        15,439                         14,343
8/31/2012                        16,049                         14,654
9/30/2012                        16,635                         15,119
10/31/2012                       16,680                         15,045
11/30/2012                       16,717                         15,039
12/31/2012                       17,223                         15,350
1/31/2013                        18,419                         16,347
2/28/2013                        18,652                         16,582
3/31/2013                        19,549                         17,239
4/30/2013                        19,745                         17,499
5/31/2013                        20,560                         17,949
6/30/2013                        20,323                         17,790
7/31/2013                        21,542                         18,751
8/31/2013                        20,899                         18,040
9/30/2013                        21,516                         18,492
10/31/2013                       22,604                         19,301
11/30/2013                       23,547                         19,840
12/31/2013                       24,169                         20,342
1/31/2014                        23,213                         19,620
2/28/2014                        23,993                         20,468
3/31/2014                        24,555                         20,957
4/30/2014                        24,716                         21,156
5/31/2014                        25,253                         21,466
6/30/2014                        25,941                         22,027
7/31/2014                        25,748                         21,651
8/31/2014                        26,565                         22,447
9/30/2014                        25,903                         21,984
10/31/2014                       26,104                         22,478
11/30/2014                       26,406                         22,938
12/31/2014                       26,601                         23,079
1/31/2015                        25,279                         22,156
2/28/2015                        27,063                         23,228
3/31/2015                        26,544                         22,912
4/30/2015                        27,086                         23,126
5/31/2015                        27,377                         23,404
6/30/2015                        26,934                         22,937
7/31/2015                        26,863                         23,038
8/31/2015                        25,229                         21,666
9/30/2015                        24,414                         21,012
10/31/2015                       26,406                         22,597
11/30/2015                       26,501                         22,683
12/31/2015                       25,672                         22,196
1/31/2016                        23,923                         21,049
2/29/2016                        23,964                         21,043
3/31/2016                        25,704                         22,559
4/30/2016                        26,400                         23,033
5/31/2016                        26,752                         23,391
6/30/2016                        26,724                         23,593
7/31/2016                        27,642                         24,278
8/31/2016                        27,962                         24,465
9/30/2016                        28,096                         24,414
10/31/2016                       27,614                         24,037
11/30/2016                       29,781                         25,409
12/31/2016                       30,522                         26,044
1/31/2017                        30,966                         26,230
2/28/2017                        31,897                         27,172
3/31/2017                        31,599                         26,896
4/30/2017                        31,809                         26,845
5/31/2017                        31,774                         26,819
6/30/2017                        32,298                         27,257
7/31/2017                        32,842                         27,620
8/31/2017                        32,535                         27,298
9/30/2017                        33,788                         28,106
10/31/2017                       34,273                         28,310
11/30/2017                       35,491                         29,177
12/31/2017                       36,311                         29,603
1/31/2018                        38,177                         30,748
2/28/2018                        36,283                         29,279
3/31/2018                        35,457                         28,764
4/30/2018                        35,513                         28,859
5/31/2018                        35,840                         29,031
6/30/2018                        35,588                         29,103
7/31/2018                        37,059                         30,254
8/31/2018                        37,594                         30,702
9/30/2018                        37,620                         30,763
10/31/2018                       35,228                         29,170



AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        2.79%     9.28%     13.42%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1      Russell 2000/R/ Value Index
              --------------------------      ---------------------------
10/31/2008                    $10,000                          $10,000
11/30/2008                      8,694                            8,842
12/31/2008                      9,256                            9,386
1/31/2009                       7,993                            8,045
2/28/2009                       6,935                            6,928
3/31/2009                       7,698                            7,543
4/30/2009                       9,197                            8,740
5/31/2009                       9,510                            8,928
6/30/2009                       9,471                            8,900
7/31/2009                      10,605                            9,930
8/31/2009                      11,165                           10,400
9/30/2009                      11,785                           10,921
10/31/2009                     10,936                           10,196
11/30/2009                     11,306                           10,520
12/31/2009                     12,192                           11,317
1/31/2010                      11,917                           10,985
2/28/2010                      12,591                           11,495
3/31/2010                      13,630                           12,451
4/30/2010                      14,622                           13,322
5/31/2010                      13,300                           12,196
6/30/2010                      12,034                           11,132
7/31/2010                      12,972                           11,926
8/31/2010                      11,924                           11,030
9/30/2010                      13,383                           12,214
10/31/2010                     13,881                           12,687
11/30/2010                     14,444                           13,009
12/31/2010                     15,731                           14,090
1/31/2011                      15,835                           14,098
2/28/2011                      16,724                           14,814
3/31/2011                      17,045                           15,020
4/30/2011                      17,320                           15,264
5/31/2011                      16,894                           14,990
6/30/2011                      16,520                           14,622
7/31/2011                      15,943                           14,138
8/31/2011                      14,343                           12,889
9/30/2011                      12,559                           11,482
10/31/2011                     14,532                           13,136
11/30/2011                     14,579                           13,110
12/31/2011                     14,723                           13,315
1/31/2012                      15,616                           14,200
2/29/2012                      16,182                           14,412
3/31/2012                      16,483                           14,859
4/30/2012                      16,214                           14,644
5/31/2012                      15,004                           13,749
6/30/2012                      15,611                           14,412
7/31/2012                      15,534                           14,264
8/31/2012                      16,246                           14,704
9/30/2012                      16,759                           15,228
10/31/2012                     16,663                           15,037
11/30/2012                     16,943                           15,083
12/31/2012                     17,529                           15,719
1/31/2013                      18,735                           16,656
2/28/2013                      19,044                           16,846
3/31/2013                      19,971                           17,547
4/30/2013                      19,775                           17,530
5/31/2013                      20,744                           18,054
6/30/2013                      20,601                           17,981
7/31/2013                      22,047                           19,136
8/31/2013                      21,241                           18,290
9/30/2013                      22,421                           19,346
10/31/2013                     23,393                           19,975
11/30/2013                     24,426                           20,754
12/31/2013                     25,057                           21,145
1/31/2014                      23,870                           20,327
2/28/2014                      25,112                           21,258
3/31/2014                      25,607                           21,521
4/30/2014                      25,134                           20,967
5/31/2014                      25,376                           21,100
6/30/2014                      26,453                           22,034
7/31/2014                      25,131                           20,701
8/31/2014                      26,409                           21,601
9/30/2014                      24,824                           20,144
10/31/2014                     25,608                           21,551
11/30/2014                     25,464                           21,451
12/31/2014                     25,782                           22,037
1/31/2015                      24,655                           21,120
2/28/2015                      26,421                           22,100
3/31/2015                      26,785                           22,473
4/30/2015                      26,505                           21,993
5/31/2015                      26,889                           22,176
6/30/2015                      26,791                           22,205
7/31/2015                      26,091                           21,592
8/31/2015                      25,029                           20,532
9/30/2015                      23,803                           19,821
10/31/2015                     25,267                           20,931
11/30/2015                     25,864                           21,526
12/31/2015                     24,278                           20,391
1/31/2016                      22,632                           19,021
2/29/2016                      22,939                           19,151
3/31/2016                      24,892                           20,738
4/30/2016                      25,410                           21,178
5/31/2016                      25,570                           21,566
6/30/2016                      25,235                           21,631
7/31/2016                      26,483                           22,798
8/31/2016                      26,878                           23,365
9/30/2016                      27,124                           23,549
10/31/2016                     26,331                           22,775
11/30/2016                     29,936                           25,798
12/31/2016                     30,762                           26,863
1/31/2017                      30,813                           26,672
2/28/2017                      31,134                           27,057
3/31/2017                      30,847                           26,828
4/30/2017                      30,667                           26,934
5/31/2017                      29,639                           26,095
6/30/2017                      30,648                           27,008
7/31/2017                      30,918                           27,179
8/31/2017                      30,056                           26,511
9/30/2017                      32,251                           28,388
10/31/2017                     32,471                           28,425
11/30/2017                     33,491                           29,248
12/31/2017                     33,686                           28,969
1/31/2018                      34,377                           29,326
2/28/2018                      32,752                           27,860
3/31/2018                      32,941                           28,204
4/30/2018                      33,253                           28,693
5/31/2018                      34,934                           30,362
6/30/2018                      34,919                           30,546
7/31/2018                      35,612                           31,085
8/31/2018                      36,482                           31,826
9/30/2018                      35,437                           31,036
10/31/2018                     31,949                           28,257

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.61%     6.43%     12.32%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
10/31/2008                     $10,000                      $10,000
11/30/2008                       8,697                        8,842
12/31/2008                       9,254                        9,386
1/31/2009                        7,980                        8,045
2/28/2009                        6,924                        6,928
3/31/2009                        7,682                        7,543
4/30/2009                        9,180                        8,740
5/31/2009                        9,490                        8,928
6/30/2009                        9,460                        8,900
7/31/2009                       10,586                        9,930
8/31/2009                       11,156                       10,400
9/30/2009                       11,766                       10,921
10/31/2009                      10,923                       10,196
11/30/2009                      11,286                       10,520
12/31/2009                      12,173                       11,317
1/31/2010                       11,887                       10,985
2/28/2010                       12,551                       11,495
3/31/2010                       13,595                       12,451
4/30/2010                       14,571                       13,322
5/31/2010                       13,256                       12,196
6/30/2010                       12,002                       11,132
7/31/2010                       12,927                       11,926
8/31/2010                       11,885                       11,030
9/30/2010                       13,338                       12,214
10/31/2010                      13,835                       12,687
11/30/2010                      14,384                       13,009
12/31/2010                      15,659                       14,090
1/31/2011                       15,772                       14,098
2/28/2011                       16,647                       14,814
3/31/2011                       16,967                       15,020
4/30/2011                       17,231                       15,264
5/31/2011                       16,807                       14,990
6/30/2011                       16,445                       14,622
7/31/2011                       15,860                       14,138
8/31/2011                       14,267                       12,889
9/30/2011                       12,493                       11,482
10/31/2011                      14,458                       13,136
11/30/2011                      14,505                       13,110
12/31/2011                      14,644                       13,315
1/31/2012                       15,533                       14,200
2/29/2012                       16,087                       14,412
3/31/2012                       16,383                       14,859
4/30/2012                       16,115                       14,644
5/31/2012                       14,912                       13,749
6/30/2012                       15,508                       14,412
7/31/2012                       15,432                       14,264
8/31/2012                       16,140                       14,704
9/30/2012                       16,644                       15,228
10/31/2012                      16,548                       15,037
11/30/2012                      16,826                       15,083
12/31/2012                      17,401                       15,719
1/31/2013                       18,590                       16,656
2/28/2013                       18,907                       16,846
3/31/2013                       19,819                       17,547
4/30/2013                       19,624                       17,530
5/31/2013                       20,587                       18,054
6/30/2013                       20,438                       17,981
7/31/2013                       21,864                       19,136
8/31/2013                       21,053                       18,290
9/30/2013                       22,229                       19,346
10/31/2013                      23,185                       19,975
11/30/2013                      24,202                       20,754
12/31/2013                      24,828                       21,145
1/31/2014                       23,648                       20,327
2/28/2014                       24,872                       21,258
3/31/2014                       25,359                       21,521
4/30/2014                       24,889                       20,967
5/31/2014                       25,129                       21,100
6/30/2014                       26,190                       22,034
7/31/2014                       24,877                       20,701
8/31/2014                       26,147                       21,601
9/30/2014                       24,574                       20,144
10/31/2014                      25,341                       21,551
11/30/2014                      25,188                       21,451
12/31/2014                      25,510                       22,037
1/31/2015                       24,391                       21,120
2/28/2015                       26,133                       22,100
3/31/2015                       26,485                       22,473
4/30/2015                       26,208                       21,993
5/31/2015                       26,578                       22,176
6/30/2015                       26,484                       22,205
7/31/2015                       25,790                       21,592
8/31/2015                       24,736                       20,532
9/30/2015                       23,524                       19,821
10/31/2015                      24,963                       20,931
11/30/2015                      25,543                       21,526
12/31/2015                      23,990                       20,391
1/31/2016                       22,359                       19,021
2/29/2016                       22,651                       19,151
3/31/2016                       24,589                       20,738
4/30/2016                       25,090                       21,178
5/31/2016                       25,249                       21,566
6/30/2016                       24,920                       21,631
7/31/2016                       26,145                       22,798
8/31/2016                       26,525                       23,365
9/30/2016                       26,770                       23,549
10/31/2016                      25,972                       22,775
11/30/2016                      29,531                       25,798
12/31/2016                      30,345                       26,863
1/31/2017                       30,396                       26,672
2/28/2017                       30,701                       27,057
3/31/2017                       30,419                       26,828
4/30/2017                       30,241                       26,934
5/31/2017                       29,223                       26,095
6/30/2017                       30,197                       27,008
7/31/2017                       30,478                       27,179
8/31/2017                       29,623                       26,511
9/30/2017                       31,772                       28,388
10/31/2017                      31,989                       28,425
11/30/2017                      32,986                       29,248
12/31/2017                      33,173                       28,969
1/31/2018                       33,856                       29,326
2/28/2018                       32,248                       27,860
3/31/2018                       32,435                       28,204
4/30/2018                       32,731                       28,693
5/31/2018                       34,381                       30,362
6/30/2018                       34,367                       30,546
7/31/2018                       35,039                       31,085
8/31/2018                       35,886                       31,826
9/30/2018                       34,865                       31,036
10/31/2018                      31,416                       28,257

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.79%     6.27%     12.13%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2008                   $10,000                         $10,000
11/30/2008                     8,699                           8,842
12/31/2008                     9,259                           9,386
1/31/2009                      7,986                           8,045
2/28/2009                      6,937                           6,928
3/31/2009                      7,694                           7,543
4/30/2009                      9,193                           8,740
5/31/2009                      9,510                           8,928
6/30/2009                      9,477                           8,900
7/31/2009                     10,607                           9,930
8/31/2009                     11,177                          10,400
9/30/2009                     11,798                          10,921
10/31/2009                    10,947                          10,196
11/30/2009                    11,312                          10,520
12/31/2009                    12,210                          11,317
1/31/2010                     11,928                          10,985
2/28/2010                     12,595                          11,495
3/31/2010                     13,643                          12,451
4/30/2010                     14,629                          13,322
5/31/2010                     13,314                          12,196
6/30/2010                     12,049                          11,132
7/31/2010                     12,989                          11,926
8/31/2010                     11,937                          11,030
9/30/2010                     13,405                          12,214
10/31/2010                    13,904                          12,687
11/30/2010                    14,460                          13,009
12/31/2010                    15,752                          14,090
1/31/2011                     15,857                          14,098
2/28/2011                     16,756                          14,814
3/31/2011                     17,078                          15,020
4/30/2011                     17,344                          15,264
5/31/2011                     16,917                          14,990
6/30/2011                     16,554                          14,622
7/31/2011                     15,975                          14,138
8/31/2011                     14,372                          12,889
9/30/2011                     12,588                          11,482
10/31/2011                    14,566                          13,136
11/30/2011                    14,613                          13,110
12/31/2011                    14,761                          13,315
1/31/2012                     15,656                          14,200
2/29/2012                     16,224                          14,412
3/31/2012                     16,529                          14,859
4/30/2012                     16,260                          14,644
5/31/2012                     15,047                          13,749
6/30/2012                     15,659                          14,412
7/31/2012                     15,581                          14,264
8/31/2012                     16,296                          14,704
9/30/2012                     16,815                          15,228
10/31/2012                    16,718                          15,037
11/30/2012                    16,999                          15,083
12/31/2012                    17,594                          15,719
1/31/2013                     18,793                          16,656
2/28/2013                     19,114                          16,846
3/31/2013                     20,045                          17,547
4/30/2013                     19,848                          17,530
5/31/2013                     20,831                          18,054
6/30/2013                     20,682                          17,981
7/31/2013                     22,134                          19,136
8/31/2013                     21,315                          18,290
9/30/2013                     22,506                          19,346
10/31/2013                    23,472                          19,975
11/30/2013                    24,521                          20,754
12/31/2013                    25,163                          21,145
1/31/2014                     23,970                          20,327
2/28/2014                     25,208                          21,258
3/31/2014                     25,709                          21,521
4/30/2014                     25,245                          20,967
5/31/2014                     25,488                          21,100
6/30/2014                     26,566                          22,034
7/31/2014                     25,247                          20,701
8/31/2014                     26,533                          21,601
9/30/2014                     24,945                          20,144
10/31/2014                    25,722                          21,551
11/30/2014                    25,589                          21,451
12/31/2014                    25,903                          22,037
1/31/2015                     24,781                          21,120
2/28/2015                     26,558                          22,100
3/31/2015                     26,917                          22,473
4/30/2015                     26,648                          21,993
5/31/2015                     27,035                          22,176
6/30/2015                     26,930                          22,205
7/31/2015                     26,237                          21,592
8/31/2015                     25,168                          20,532
9/30/2015                     23,941                          19,821
10/31/2015                    25,415                          20,931
11/30/2015                    26,016                          21,526
12/31/2015                    24,421                          20,391
1/31/2016                     22,765                          19,021
2/29/2016                     23,086                          19,151
3/31/2016                     25,045                          20,738
4/30/2016                     25,566                          21,178
5/31/2016                     25,739                          21,566
6/30/2016                     25,396                          21,631
7/31/2016                     26,652                          22,798
8/31/2016                     27,050                          23,365
9/30/2016                     27,304                          23,549
10/31/2016                    26,506                          22,775
11/30/2016                    30,134                          25,798
12/31/2016                    30,982                          26,863
1/31/2017                     31,034                          26,672
2/28/2017                     31,343                          27,057
3/31/2017                     31,061                          26,828
4/30/2017                     30,892                          26,934
5/31/2017                     29,858                          26,095
6/30/2017                     30,868                          27,008
7/31/2017                     31,153                          27,179
8/31/2017                     30,284                          26,511
9/30/2017                     32,491                          28,388
10/31/2017                    32,725                          28,425
11/30/2017                    33,752                          29,248
12/31/2017                    33,953                          28,969
1/31/2018                     34,649                          29,326
2/28/2018                     33,012                          27,860
3/31/2018                     33,211                          28,204
4/30/2018                     33,525                          28,693
5/31/2018                     35,219                          30,362
6/30/2018                     35,214                          30,546
7/31/2018                     35,912                          31,085
8/31/2018                     36,789                          31,826
9/30/2018                     35,745                          31,036
10/31/2018                    32,228                          28,257


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.52%     6.55%     12.41%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


              U.S. Small Cap Value Portfolio     Russell 2000/R/ Value Index
             --------------------------------   -----------------------------
10/31/2008                    $10,000                      $10,000
11/30/2008                      8,701                        8,842
12/31/2008                      9,157                        9,386
1/31/2009                       7,850                        8,045
2/28/2009                       6,853                        6,928
3/31/2009                       7,565                        7,543
4/30/2009                       9,052                        8,740
5/31/2009                       9,343                        8,928
6/30/2009                       9,376                        8,900
7/31/2009                      10,637                        9,930
8/31/2009                      11,183                       10,400
9/30/2009                      11,892                       10,921
10/31/2009                     10,997                       10,196
11/30/2009                     11,338                       10,520
12/31/2009                     12,236                       11,317
1/31/2010                      11,850                       10,985
2/28/2010                      12,579                       11,495
3/31/2010                      13,694                       12,451
4/30/2010                      14,804                       13,322
5/31/2010                      13,338                       12,196
6/30/2010                      11,985                       11,132
7/31/2010                      13,027                       11,926
8/31/2010                      11,935                       11,030
9/30/2010                      13,479                       12,214
10/31/2010                     14,041                       12,687
11/30/2010                     14,672                       13,009
12/31/2010                     16,018                       14,090
1/31/2011                      16,068                       14,098
2/28/2011                      17,076                       14,814
3/31/2011                      17,427                       15,020
4/30/2011                      17,646                       15,264
5/31/2011                      17,095                       14,990
6/30/2011                      16,786                       14,622
7/31/2011                      16,303                       14,138
8/31/2011                      14,579                       12,889
9/30/2011                      12,745                       11,482
10/31/2011                     14,762                       13,136
11/30/2011                     14,661                       13,110
12/31/2011                     14,809                       13,315
1/31/2012                      15,909                       14,200
2/29/2012                      16,414                       14,412
3/31/2012                      16,791                       14,859
4/30/2012                      16,523                       14,644
5/31/2012                      15,346                       13,749
6/30/2012                      16,019                       14,412
7/31/2012                      15,980                       14,264
8/31/2012                      16,654                       14,704
9/30/2012                      17,206                       15,228
10/31/2012                     17,064                       15,037
11/30/2012                     17,379                       15,083
12/31/2012                     18,026                       15,719
1/31/2013                      19,209                       16,656
2/28/2013                      19,546                       16,846
3/31/2013                      20,505                       17,547
4/30/2013                      20,278                       17,530
5/31/2013                      21,372                       18,054
6/30/2013                      21,222                       17,981
7/31/2013                      22,778                       19,136
8/31/2013                      21,828                       18,290
9/30/2013                      22,972                       19,346
10/31/2013                     23,779                       19,975
11/30/2013                     24,986                       20,754
12/31/2013                     25,666                       21,145
1/31/2014                      24,347                       20,327
2/28/2014                      25,674                       21,258
3/31/2014                      25,978                       21,521
4/30/2014                      25,478                       20,967
5/31/2014                      25,688                       21,100
6/30/2014                      26,828                       22,034
7/31/2014                      25,282                       20,701
8/31/2014                      26,755                       21,601
9/30/2014                      24,888                       20,144
10/31/2014                     26,037                       21,551
11/30/2014                     25,964                       21,451
12/31/2014                     26,560                       22,037
1/31/2015                      25,246                       21,120
2/28/2015                      26,734                       22,100
3/31/2015                      27,209                       22,473
4/30/2015                      26,844                       21,993
5/31/2015                      27,209                       22,176
6/30/2015                      27,223                       22,205
7/31/2015                      26,225                       21,592
8/31/2015                      25,166                       20,532
9/30/2015                      24,031                       19,821
10/31/2015                     25,301                       20,931
11/30/2015                     26,104                       21,526
12/31/2015                     24,485                       20,391
1/31/2016                      22,726                       19,021
2/29/2016                      22,991                       19,151
3/31/2016                      25,006                       20,738
4/30/2016                      25,457                       21,178
5/31/2016                      25,578                       21,566
6/30/2016                      25,282                       21,631
7/31/2016                      26,508                       22,798
8/31/2016                      26,968                       23,365
9/30/2016                      27,293                       23,549
10/31/2016                     26,438                       22,775
11/30/2016                     30,369                       25,798
12/31/2016                     31,405                       26,863
1/31/2017                      31,237                       26,672
2/28/2017                      31,338                       27,057
3/31/2017                      30,981                       26,828
4/30/2017                      31,124                       26,934
5/31/2017                      30,032                       26,095
6/30/2017                      30,809                       27,008
7/31/2017                      31,044                       27,179
8/31/2017                      30,253                       26,511
9/30/2017                      32,648                       28,388
10/31/2017                     32,960                       28,425
11/30/2017                     33,660                       29,248
12/31/2017                     33,670                       28,969
1/31/2018                      34,176                       29,326
2/28/2018                      32,578                       27,860
3/31/2018                      32,881                       28,204
4/30/2018                      33,316                       28,693
5/31/2018                      35,411                       30,362
6/30/2018                      35,433                       30,546
7/31/2018                      36,003                       31,085
8/31/2018                      37,026                       31,826
9/30/2018                      35,845                       31,036
10/31/2018                     32,472                       28,257


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -1.48%     6.43%     12.50%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/31/2008                $10,000                     $10,000
11/30/2008                  9,155                       9,211
12/31/2008                  9,396                       9,387
1/31/2009                   8,547                       8,599
2/28/2009                   7,633                       7,698
3/31/2009                   8,334                       8,373
4/30/2009                   9,344                       9,254
5/31/2009                   9,784                       9,747
6/30/2009                   9,828                       9,781
7/31/2009                  10,660                      10,542
8/31/2009                  11,050                      10,919
9/30/2009                  11,573                      11,376
10/31/2009                 11,164                      11,083
11/30/2009                 11,726                      11,713
12/31/2009                 12,199                      12,047
1/31/2010                  11,806                      11,613
2/28/2010                  12,265                      12,006
3/31/2010                  13,080                      12,763
4/30/2010                  13,488                      13,039
5/31/2010                  12,423                      12,009
6/30/2010                  11,623                      11,318
7/31/2010                  12,454                      12,104
8/31/2010                  11,781                      11,534
9/30/2010                  12,983                      12,623
10/31/2010                 13,486                      13,117
11/30/2010                 13,658                      13,192
12/31/2010                 14,653                      14,087
1/31/2011                  14,946                      14,394
2/28/2011                  15,545                      14,918
3/31/2011                  15,709                      14,986
4/30/2011                  16,136                      15,432
5/31/2011                  15,909                      15,256
6/30/2011                  15,615                      14,982
7/31/2011                  15,173                      14,639
8/31/2011                  14,115                      13,760
9/30/2011                  12,880                      12,693
10/31/2011                 14,493                      14,153
11/30/2011                 14,467                      14,115
12/31/2011                 14,559                      14,231
1/31/2012                  15,344                      14,949
2/29/2012                  16,007                      15,582
3/31/2012                  16,432                      16,062
4/30/2012                  16,269                      15,957
5/31/2012                  15,198                      14,971
6/30/2012                  15,760                      15,557
7/31/2012                  15,869                      15,711
8/31/2012                  16,332                      16,103
9/30/2012                  16,797                      16,526
10/31/2012                 16,564                      16,241
11/30/2012                 16,742                      16,367
12/31/2012                 17,022                      16,567
1/31/2013                  18,056                      17,476
2/28/2013                  18,276                      17,708
3/31/2013                  19,025                      18,402
4/30/2013                  19,232                      18,703
5/31/2013                  19,868                      19,144
6/30/2013                  19,668                      18,896
7/31/2013                  20,805                      19,932
8/31/2013                  20,222                      19,375
9/30/2013                  21,055                      20,095
10/31/2013                 21,918                      20,949
11/30/2013                 22,629                      21,557
12/31/2013                 23,252                      22,126
1/31/2014                  22,451                      21,427
2/28/2014                  23,533                      22,443
3/31/2014                  23,722                      22,562
4/30/2014                  23,666                      22,590
5/31/2014                  24,131                      23,083
6/30/2014                  24,829                      23,661
7/31/2014                  24,192                      23,195
8/31/2014                  25,225                      24,168
9/30/2014                  24,534                      23,664
10/31/2014                 25,145                      24,315
11/30/2014                 25,670                      24,904
12/31/2014                 25,699                      24,904
1/31/2015                  24,896                      24,211
2/28/2015                  26,445                      25,613
3/31/2015                  26,272                      25,352
4/30/2015                  26,344                      25,467
5/31/2015                  26,690                      25,819
6/30/2015                  26,301                      25,387
7/31/2015                  26,474                      25,812
8/31/2015                  24,987                      24,254
9/30/2015                  24,166                      23,547
10/31/2015                 25,965                      25,407
11/30/2015                 26,139                      25,548
12/31/2015                 25,352                      25,023
1/31/2016                  23,861                      23,611
2/29/2016                  24,009                      23,604
3/31/2016                  25,738                      25,266
4/30/2016                  25,916                      25,422
5/31/2016                  26,316                      25,877
6/30/2016                  26,240                      25,930
7/31/2016                  27,313                      26,959
8/31/2016                  27,477                      27,028
9/30/2016                  27,533                      27,071
10/31/2016                 26,919                      26,485
11/30/2016                 28,564                      27,670
12/31/2016                 29,104                      28,210
1/31/2017                  29,617                      28,741
2/28/2017                  30,584                      29,810
3/31/2017                  30,605                      29,830
4/30/2017                  30,877                      30,146
5/31/2017                  31,044                      30,455
6/30/2017                  31,396                      30,730
7/31/2017                  31,929                      31,309
8/31/2017                  31,868                      31,370
9/30/2017                  32,912                      32,135
10/31/2017                 33,630                      32,836
11/30/2017                 34,776                      33,833
12/31/2017                 35,185                      34,171
1/31/2018                  36,945                      35,972
2/28/2018                  35,571                      34,646
3/31/2018                  34,978                      33,951
4/30/2018                  35,040                      34,080
5/31/2018                  36,077                      35,042
6/30/2018                  36,227                      35,271
7/31/2018                  37,392                      36,442
8/31/2018                  38,682                      37,721
9/30/2018                  38,596                      37,784
10/31/2018                 35,509                      35,002



AVERAGE ANNUAL                        ONE       FIVE        TEN
TOTAL RETURN                          YEAR      YEARS      YEARS
--------------                      --------  ---------  ---------
                                        5.59%     10.13%     13.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2008                    $10,000                       $10,000
11/30/2008                      9,094                         9,211
12/31/2008                      9,364                         9,387
1/31/2009                       8,389                         8,599
2/28/2009                       7,413                         7,698
3/31/2009                       8,143                         8,373
4/30/2009                       9,280                         9,254
5/31/2009                       9,724                         9,747
6/30/2009                       9,711                         9,781
7/31/2009                      10,590                        10,542
8/31/2009                      11,023                        10,919
9/30/2009                      11,573                        11,376
10/31/2009                     11,066                        11,083
11/30/2009                     11,568                        11,713
12/31/2009                     12,094                        12,047
1/31/2010                      11,723                        11,613
2/28/2010                      12,213                        12,006
3/31/2010                      13,086                        12,763
4/30/2010                      13,563                        13,039
5/31/2010                      12,489                        12,009
6/30/2010                      11,610                        11,318
7/31/2010                      12,461                        12,104
8/31/2010                      11,717                        11,534
9/30/2010                      12,955                        12,623
10/31/2010                     13,436                        13,117
11/30/2010                     13,649                        13,192
12/31/2010                     14,732                        14,087
1/31/2011                      15,014                        14,394
2/28/2011                      15,685                        14,918
3/31/2011                      15,875                        14,986
4/30/2011                      16,238                        15,432
5/31/2011                      15,983                        15,256
6/30/2011                      15,669                        14,982
7/31/2011                      15,142                        14,639
8/31/2011                      13,995                        13,760
9/30/2011                      12,667                        12,693
10/31/2011                     14,374                        14,153
11/30/2011                     14,319                        14,115
12/31/2011                     14,424                        14,231
1/31/2012                      15,227                        14,949
2/29/2012                      15,881                        15,582
3/31/2012                      16,265                        16,062
4/30/2012                      16,101                        15,957
5/31/2012                      14,996                        14,971
6/30/2012                      15,587                        15,557
7/31/2012                      15,669                        15,711
8/31/2012                      16,163                        16,103
9/30/2012                      16,654                        16,526
10/31/2012                     16,503                        16,241
11/30/2012                     16,654                        16,367
12/31/2012                     17,031                        16,567
1/31/2013                      18,108                        17,476
2/28/2013                      18,331                        17,708
3/31/2013                      19,101                        18,402
4/30/2013                      19,241                        18,703
5/31/2013                      19,970                        19,144
6/30/2013                      19,779                        18,896
7/31/2013                      20,975                        19,932
8/31/2013                      20,328                        19,375
9/30/2013                      21,196                        20,095
10/31/2013                     22,058                        20,949
11/30/2013                     22,806                        21,557
12/31/2013                     23,461                        22,126
1/31/2014                      22,587                        21,427
2/28/2014                      23,648                        22,443
3/31/2014                      23,923                        22,562
4/30/2014                      23,808                        22,590
5/31/2014                      24,224                        23,083
6/30/2014                      24,991                        23,661
7/31/2014                      24,299                        23,195
8/31/2014                      25,308                        24,168
9/30/2014                      24,504                        23,664
10/31/2014                     25,098                        24,315
11/30/2014                     25,546                        24,904
12/31/2014                     25,648                        24,904
1/31/2015                      24,724                        24,211
2/28/2015                      26,322                        25,613
3/31/2015                      26,196                        25,352
4/30/2015                      26,255                        25,467
5/31/2015                      26,593                        25,819
6/30/2015                      26,238                        25,387
7/31/2015                      26,194                        25,812
8/31/2015                      24,733                        24,254
9/30/2015                      23,845                        23,547
10/31/2015                     25,579                        25,407
11/30/2015                     25,787                        25,548
12/31/2015                     24,860                        25,023
1/31/2016                      23,340                        23,611
2/29/2016                      23,507                        23,604
3/31/2016                      25,220                        25,266
4/30/2016                      25,464                        25,422
5/31/2016                      25,862                        25,877
6/30/2016                      25,729                        25,930
7/31/2016                      26,788                        26,959
8/31/2016                      27,018                        27,028
9/30/2016                      27,083                        27,071
10/31/2016                     26,467                        26,485
11/30/2016                     28,407                        27,670
12/31/2016                     28,981                        28,210
1/31/2017                      29,417                        28,741
2/28/2017                      30,242                        29,810
3/31/2017                      30,177                        29,830
4/30/2017                      30,411                        30,146
5/31/2017                      30,364                        30,455
6/30/2017                      30,825                        30,730
7/31/2017                      31,312                        31,309
8/31/2017                      31,092                        31,370
9/30/2017                      32,315                        32,135
10/31/2017                     32,914                        32,836
11/30/2017                     34,048                        33,833
12/31/2017                     34,469                        34,171
1/31/2018                      36,020                        35,972
2/28/2018                      34,581                        34,646
3/31/2018                      34,108                        33,951
4/30/2018                      34,140                        34,080
5/31/2018                      35,084                        35,042
6/30/2018                      35,180                        35,271
7/31/2018                      36,321                        36,442
8/31/2018                      37,462                        37,721
9/30/2018                      37,251                        37,784
10/31/2018                     34,282                        35,002


AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        4.16%     9.22%     13.11%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2008                     $10,000                    $10,000
11/30/2008                       8,904                      9,211
12/31/2008                       9,312                      9,387
1/31/2009                        8,178                      8,599
2/28/2009                        7,153                      7,698
3/31/2009                        7,874                      8,373
4/30/2009                        9,148                      9,254
5/31/2009                        9,541                      9,747
6/30/2009                        9,545                      9,781
7/31/2009                       10,524                     10,542
8/31/2009                       11,013                     10,919
9/30/2009                       11,588                     11,376
10/31/2009                      10,947                     11,083
11/30/2009                      11,356                     11,713
12/31/2009                      12,033                     12,047
1/31/2010                       11,691                     11,613
2/28/2010                       12,266                     12,006
3/31/2010                       13,186                     12,763
4/30/2010                       13,858                     13,039
5/31/2010                       12,747                     12,009
6/30/2010                       11,758                     11,318
7/31/2010                       12,624                     12,104
8/31/2010                       11,758                     11,534
9/30/2010                       13,053                     12,623
10/31/2010                      13,536                     13,117
11/30/2010                      13,867                     13,192
12/31/2010                      15,055                     14,087
1/31/2011                       15,263                     14,394
2/28/2011                       16,038                     14,918
3/31/2011                       16,305                     14,986
4/30/2011                       16,637                     15,432
5/31/2011                       16,318                     15,256
6/30/2011                       15,968                     14,982
7/31/2011                       15,384                     14,639
8/31/2011                       14,036                     13,760
9/30/2011                       12,517                     12,693
10/31/2011                      14,329                     14,153
11/30/2011                      14,259                     14,115
12/31/2011                      14,368                     14,231
1/31/2012                       15,251                     14,949
2/29/2012                       15,882                     15,582
3/31/2012                       16,264                     16,062
4/30/2012                       16,025                     15,957
5/31/2012                       14,860                     14,971
6/30/2012                       15,448                     15,557
7/31/2012                       15,420                     15,711
8/31/2012                       15,983                     16,103
9/30/2012                       16,499                     16,526
10/31/2012                      16,414                     16,241
11/30/2012                      16,612                     16,367
12/31/2012                      17,094                     16,567
1/31/2013                       18,278                     17,476
2/28/2013                       18,478                     17,708
3/31/2013                       19,304                     18,402
4/30/2013                       19,290                     18,703
5/31/2013                       20,133                     19,144
6/30/2013                       19,966                     18,896
7/31/2013                       21,256                     19,932
8/31/2013                       20,568                     19,375
9/30/2013                       21,578                     20,095
10/31/2013                      22,454                     20,949
11/30/2013                      23,317                     21,557
12/31/2013                      23,967                     22,126
1/31/2014                       22,987                     21,427
2/28/2014                       24,055                     22,443
3/31/2014                       24,375                     22,562
4/30/2014                       24,096                     22,590
5/31/2014                       24,448                     23,083
6/30/2014                       25,376                     23,661
7/31/2014                       24,450                     23,195
8/31/2014                       25,538                     24,168
9/30/2014                       24,436                     23,664
10/31/2014                      25,129                     24,315
11/30/2014                      25,291                     24,904
12/31/2014                      25,528                     24,904
1/31/2015                       24,410                     24,211
2/28/2015                       26,064                     25,613
3/31/2015                       26,117                     25,352
4/30/2015                       26,056                     25,467
5/31/2015                       26,363                     25,819
6/30/2015                       26,205                     25,387
7/31/2015                       25,866                     25,812
8/31/2015                       24,557                     24,254
9/30/2015                       23,538                     23,547
10/31/2015                      25,084                     25,407
11/30/2015                      25,455                     25,548
12/31/2015                      24,243                     25,023
1/31/2016                       22,555                     23,611
2/29/2016                       22,748                     23,604
3/31/2016                       24,523                     25,266
4/30/2016                       24,943                     25,422
5/31/2016                       25,234                     25,877
6/30/2016                       24,991                     25,930
7/31/2016                       26,125                     26,959
8/31/2016                       26,466                     27,028
9/30/2016                       26,574                     27,071
10/31/2016                      25,907                     26,485
11/30/2016                      28,591                     27,670
12/31/2016                      29,337                     28,210
1/31/2017                       29,604                     28,741
2/28/2017                       30,172                     29,810
3/31/2017                       30,026                     29,830
4/30/2017                       30,160                     30,146
5/31/2017                       29,674                     30,455
6/30/2017                       30,357                     30,730
7/31/2017                       30,760                     31,309
8/31/2017                       30,239                     31,370
9/30/2017                       31,909                     32,135
10/31/2017                      32,314                     32,836
11/30/2017                      33,343                     33,833
12/31/2017                      33,631                     34,171
1/31/2018                       34,807                     35,972
2/28/2018                       33,263                     34,646
3/31/2018                       33,154                     33,951
4/30/2018                       33,259                     34,080
5/31/2018                       34,401                     35,042
6/30/2018                       34,402                     35,271
7/31/2018                       35,389                     36,442
8/31/2018                       36,323                     37,721
9/30/2018                       35,685                     37,784
10/31/2018                      32,538                     35,002



AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        0.69%     7.70%     12.52%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                   U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/31/2008                 $10,000                        $10,000
11/30/2008                   8,779                          8,817
12/31/2008                   9,210                          9,329
 1/31/2009                   8,191                          8,291
 2/28/2009                   7,202                          7,284
 3/31/2009                   7,944                          7,934
 4/30/2009                   9,419                          9,160
 5/31/2009                   9,752                          9,437
 6/30/2009                  10,005                          9,575
 7/31/2009                  11,044                         10,497
 8/31/2009                  11,438                         10,798
 9/30/2009                  12,151                         11,421
10/31/2009                  11,308                         10,646
11/30/2009                  11,597                         10,980
12/31/2009                  12,558                         11,864
 1/31/2010                  12,177                         11,427
 2/28/2010                  12,771                         11,942
 3/31/2010                  13,817                         12,914
 4/30/2010                  14,755                         13,644
 5/31/2010                  13,604                         12,610
 6/30/2010                  12,516                         11,632
 7/31/2010                  13,417                         12,432
 8/31/2010                  12,394                         11,511
 9/30/2010                  14,012                         12,946
10/31/2010                  14,586                         13,475
11/30/2010                  15,198                         13,943
12/31/2010                  16,413                         15,050
 1/31/2011                  16,429                         15,011
 2/28/2011                  17,351                         15,834
 3/31/2011                  17,847                         16,244
 4/30/2011                  18,270                         16,673
 5/31/2011                  17,901                         16,361
 6/30/2011                  17,615                         15,984
 7/31/2011                  16,999                         15,406
 8/31/2011                  15,474                         14,066
 9/30/2011                  13,756                         12,489
10/31/2011                  15,863                         14,379
11/30/2011                  15,809                         14,327
12/31/2011                  15,896                         14,421
 1/31/2012                  16,965                         15,440
 2/29/2012                  17,453                         15,810
 3/31/2012                  17,909                         16,215
 4/30/2012                  17,661                         15,964
 5/31/2012                  16,514                         14,908
 6/30/2012                  17,212                         15,651
 7/31/2012                  17,072                         15,435
 8/31/2012                  17,671                         15,950
 9/30/2012                  18,247                         16,474
10/31/2012                  18,021                         16,116
11/30/2012                  18,232                         16,202
12/31/2012                  18,820                         16,779
 1/31/2013                  19,999                         17,829
 2/28/2013                  20,198                         18,026
 3/31/2013                  21,174                         18,858
 4/30/2013                  20,999                         18,789
 5/31/2013                  22,079                         19,540
 6/30/2013                  22,054                         19,440
 7/31/2013                  23,644                         20,801
 8/31/2013                  22,845                         20,140
 9/30/2013                  24,262                         21,425
10/31/2013                  25,054                         21,964
11/30/2013                  26,231                         22,844
12/31/2013                  26,764                         23,293
 1/31/2014                  25,667                         22,648
 2/28/2014                  26,841                         23,715
 3/31/2014                  26,985                         23,554
 4/30/2014                  26,190                         22,640
 5/31/2014                  26,337                         22,822
 6/30/2014                  27,589                         24,036
 7/31/2014                  25,935                         22,581
 8/31/2014                  27,165                         23,701
 9/30/2014                  25,699                         22,267
10/31/2014                  27,226                         23,735
11/30/2014                  27,322                         23,756
12/31/2014                  27,952                         24,433
 1/31/2015                  26,794                         23,647
 2/28/2015                  28,562                         25,051
 3/31/2015                  29,067                         25,488
 4/30/2015                  28,393                         24,838
 5/31/2015                  28,887                         25,405
 6/30/2015                  29,179                         25,595
 7/31/2015                  28,809                         25,297
 8/31/2015                  27,367                         23,708
 9/30/2015                  26,319                         22,545
10/31/2015                  27,864                         23,815
11/30/2015                  28,569                         24,589
12/31/2015                  27,033                         23,355
 1/31/2016                  25,317                         21,301
 2/29/2016                  25,584                         21,300
 3/31/2016                  27,530                         23,000
 4/30/2016                  27,788                         23,361
 5/31/2016                  28,142                         23,887
 6/30/2016                  27,997                         23,872
 7/31/2016                  29,396                         25,298
 8/31/2016                  29,837                         25,745
 9/30/2016                  29,957                         26,032
10/31/2016                  28,948                         24,794
11/30/2016                  32,445                         27,559
12/31/2016                  33,393                         28,331
 1/31/2017                  33,393                         28,443
 2/28/2017                  33,788                         28,992
 3/31/2017                  33,722                         29,030
 4/30/2017                  34,019                         29,348
 5/31/2017                  33,168                         28,751
 6/30/2017                  34,032                         29,745
 7/31/2017                  34,300                         29,966
 8/31/2017                  33,507                         29,585
 9/30/2017                  35,878                         31,431
10/31/2017                  36,246                         31,699
11/30/2017                  37,359                         32,612
12/31/2017                  37,241                         32,481
 1/31/2018                  38,060                         33,330
 2/28/2018                  36,350                         32,039
 3/31/2018                  36,674                         32,454
 4/30/2018                  36,975                         32,734
 5/31/2018                  38,906                         34,721
 6/30/2018                  39,242                         34,970
 7/31/2018                  40,075                         35,579
 8/31/2018                  41,552                         37,113
 9/30/2018                  40,518                         36,221
10/31/2018                  36,523                         32,286

AVERAGE ANNUAL                        ONE       FIVE
TOTAL RETURN                          YEAR      YEARS   TEN YEARS
--------------                      --------  --------  ---------
                                        0.77%     7.83%     13.83%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                             [CHART]

                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/31/2008                 $10,000                         $10,000
11/30/2008                   8,716                           8,817
12/31/2008                   9,209                           9,329
 1/31/2009                   8,112                           8,291
 2/28/2009                   7,048                           7,284
 3/31/2009                   7,723                           7,934
 4/30/2009                   9,066                           9,160
 5/31/2009                   9,377                           9,437
 6/30/2009                   9,636                           9,575
 7/31/2009                  10,582                          10,497
 8/31/2009                  10,871                          10,798
 9/30/2009                  11,497                          11,421
10/31/2009                  10,661                          10,646
11/30/2009                  10,851                          10,980
12/31/2009                  11,793                          11,864
 1/31/2010                  11,447                          11,427
 2/28/2010                  11,950                          11,942
 3/31/2010                  12,916                          12,914
 4/30/2010                  13,854                          13,644
 5/31/2010                  12,826                          12,610
 6/30/2010                  11,898                          11,632
 7/31/2010                  12,748                          12,432
 8/31/2010                  11,730                          11,511
 9/30/2010                  13,157                          12,946
10/31/2010                  13,728                          13,475
11/30/2010                  14,311                          13,943
12/31/2010                  15,483                          15,050
 1/31/2011                  15,314                          15,011
 2/28/2011                  16,214                          15,834
 3/31/2011                  16,740                          16,244
 4/30/2011                  17,022                          16,673
 5/31/2011                  16,695                          16,361
 6/30/2011                  16,335                          15,984
 7/31/2011                  15,896                          15,406
 8/31/2011                  14,477                          14,066
 9/30/2011                  12,945                          12,489
10/31/2011                  14,943                          14,379
11/30/2011                  14,852                          14,327
12/31/2011                  14,980                          14,421
 1/31/2012                  16,022                          15,440
 2/29/2012                  16,328                          15,810
 3/31/2012                  16,815                          16,215
 4/30/2012                  16,577                          15,964
 5/31/2012                  15,421                          14,908
 6/30/2012                  16,211                          15,651
 7/31/2012                  16,063                          15,435
 8/31/2012                  16,564                          15,950
 9/30/2012                  17,258                          16,474
10/31/2012                  16,905                          16,116
11/30/2012                  17,064                          16,202
12/31/2012                  17,712                          16,779
 1/31/2013                  18,719                          17,829
 2/28/2013                  18,926                          18,026
 3/31/2013                  19,848                          18,858
 4/30/2013                  19,690                          18,789
 5/31/2013                  20,709                          19,540
 6/30/2013                  20,803                          19,440
 7/31/2013                  22,346                          20,801
 8/31/2013                  21,568                          20,140
 9/30/2013                  23,090                          21,425
10/31/2013                  23,893                          21,964
11/30/2013                  25,219                          22,844
12/31/2013                  25,694                          23,293
 1/31/2014                  24,557                          22,648
 2/28/2014                  25,592                          23,715
 3/31/2014                  25,841                          23,554
 4/30/2014                  24,959                          22,640
 5/31/2014                  24,985                          22,822
 6/30/2014                  26,069                          24,036
 7/31/2014                  24,545                          22,581
 8/31/2014                  25,659                          23,701
 9/30/2014                  24,198                          22,267
10/31/2014                  25,775                          23,735
11/30/2014                  25,583                          23,756
12/31/2014                  26,445                          24,433
 1/31/2015                  25,148                          23,647
 2/28/2015                  26,664                          25,051
 3/31/2015                  27,273                          25,488
 4/30/2015                  26,740                          24,838
 5/31/2015                  27,109                          25,405
 6/30/2015                  27,550                          25,595
 7/31/2015                  26,879                          25,297
 8/31/2015                  25,688                          23,708
 9/30/2015                  24,580                          22,545
10/31/2015                  26,061                          23,815
11/30/2015                  26,802                          24,589
12/31/2015                  25,487                          23,355
 1/31/2016                  23,755                          21,301
 2/29/2016                  24,017                          21,300
 3/31/2016                  25,717                          23,000
 4/30/2016                  25,994                          23,361
 5/31/2016                  26,271                          23,887
 6/30/2016                  26,225                          23,872
 7/31/2016                  27,541                          25,298
 8/31/2016                  27,979                          25,745
 9/30/2016                  28,181                          26,032
10/31/2016                  27,186                          24,794
11/30/2016                  30,771                          27,559
12/31/2016                  32,020                          28,331
 1/31/2017                  31,560                          28,443
 2/28/2017                  31,775                          28,992
 3/31/2017                  31,828                          29,030
 4/30/2017                  32,334                          29,348
 5/31/2017                  31,368                          28,751
 6/30/2017                  32,533                          29,745
 7/31/2017                  32,687                          29,966
 8/31/2017                  31,980                          29,585
 9/30/2017                  34,662                          31,431
10/31/2017                  35,047                          31,699
11/30/2017                  35,971                          32,612
12/31/2017                  35,599                          32,481
 1/31/2018                  36,326                          33,330
 2/28/2018                  34,759                          32,039
 3/31/2018                  35,354                          32,454
 4/30/2018                  35,645                          32,734
 5/31/2018                  37,763                          34,721
 6/30/2018                  38,292                          34,970
 7/31/2018                  39,134                          35,579
 8/31/2018                  40,608                          37,113
 9/30/2018                  39,619                          36,221
10/31/2018                  35,498                          32,286

AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        1.29%     8.24%     13.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
MAY 16, 2017-OCTOBER 31, 2018

                                    [CHART]

                   U.S. High Relative
                 Profitability Portfolio    Russell 1000/R/ Index
                ------------------------    -------------------
     5/16/2017          $10,000                  $10,000
     5/31/2017           10,210                   10,054
     6/30/2017           10,186                   10,124
     7/31/2017           10,376                   10,325
     8/31/2017           10,436                   10,357
     9/30/2017           10,703                   10,578
    10/31/2017           10,984                   10,820
    11/30/2017           11,487                   11,150
    12/31/2017           11,777                   11,274
     1/31/2018           12,543                   11,893
     2/28/2018           12,079                   11,457
     3/31/2018           11,792                   11,197
     4/30/2018           11,731                   11,235
     5/31/2018           12,055                   11,522
     6/30/2018           12,106                   11,596
     7/31/2018           12,573                   11,996
     8/31/2018           13,090                   12,410
     9/30/2018           13,180                   12,457
    10/31/2018           12,070                   11,575

AVERAGE ANNUAL                        ONE       SINCE
TOTAL RETURN                          YEAR    INCEPTION
--------------                      --------  ---------
                                        9.88%     13.75%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/31/2008          $10,000                $10,000              $10,000
11/30/2008            7,686                  9,283                7,545
12/31/2008            8,997                  9,381                8,881
 1/31/2009            7,401                  8,591                7,275
 2/28/2009            5,849                  7,676                5,685
 3/31/2009            6,056                  8,348                5,868
 4/30/2009            7,951                  9,147                7,794
 5/31/2009            8,158                  9,659                7,994
 6/30/2009            7,906                  9,678                7,714
 7/31/2009            8,735                 10,410                8,518
 8/31/2009            9,916                 10,786                9,765
 9/30/2009           10,580                 11,188               10,448
10/31/2009           10,098                 10,980                9,974
11/30/2009           10,791                 11,639               10,661
12/31/2009           11,532                 11,864               11,408
 1/31/2010           10,930                 11,437               10,755
 2/28/2010           11,532                 11,791               11,366
 3/31/2010           12,705                 12,503               12,527
 4/30/2010           13,598                 12,700               13,413
 5/31/2010           12,873                 11,686               12,690
 6/30/2010           12,206                 11,074               12,010
 7/31/2010           13,410                 11,850               13,197
 8/31/2010           13,241                 11,315               13,021
 9/30/2010           13,815                 12,325               13,597
10/31/2010           14,461                 12,794               14,226
11/30/2010           14,176                 12,796               13,949
12/31/2010           14,838                 13,651               14,610
 1/31/2011           15,362                 13,975               15,129
 2/28/2011           16,057                 14,453               15,820
 3/31/2011           15,816                 14,459               15,588
 4/30/2011           16,731                 14,887               16,513
 5/31/2011           16,958                 14,719               16,769
 6/30/2011           16,400                 14,473               16,207
 7/31/2011           16,669                 14,179               16,502
 8/31/2011           15,773                 13,409               15,598
 9/30/2011           14,040                 12,466               13,851
10/31/2011           16,065                 13,829               15,886
11/30/2011           15,457                 13,798               15,261
12/31/2011           16,167                 13,939               15,979
 1/31/2012           17,189                 14,564               17,006
 2/29/2012           17,007                 15,194               16,817
 3/31/2012           17,882                 15,694               17,697
 4/30/2012           18,393                 15,595               18,230
 5/31/2012           17,553                 14,658               17,398
 6/30/2012           18,543                 15,262               18,361
 7/31/2012           18,909                 15,474               18,710
 8/31/2012           18,881                 15,822               18,659
 9/30/2012           18,528                 16,231               18,292
10/31/2012           18,386                 15,932               18,124
11/30/2012           18,322                 16,024               18,034
12/31/2012           18,993                 16,170               18,714
 1/31/2013           19,664                 17,008               19,350
 2/28/2013           19,880                 17,239               19,511
 3/31/2013           20,428                 17,885               20,031
 4/30/2013           21,808                 18,230               21,409
 5/31/2013           20,507                 18,656               20,127
 6/30/2013           20,124                 18,406               19,773
 7/31/2013           20,299                 19,342               19,925
 8/31/2013           18,870                 18,782               18,558
 9/30/2013           19,458                 19,371               19,151
10/31/2013           20,276                 20,261               19,930
11/30/2013           19,195                 20,879               18,837
12/31/2013           19,257                 21,407               18,942
 1/31/2014           20,074                 20,667               19,711
 2/28/2014           21,091                 21,613               20,720
 3/31/2014           21,229                 21,794               20,902
 4/30/2014           21,997                 21,955               21,671
 5/31/2014           22,519                 22,471               22,205
 6/30/2014           22,753                 22,935               22,396
 7/31/2014           22,768                 22,619               22,443
 8/31/2014           23,415                 23,523               23,068
 9/30/2014           22,008                 23,194               21,725
10/31/2014           24,291                 23,760               24,055
11/30/2014           24,795                 24,399               24,562
12/31/2014           25,249                 24,338               25,003
 1/31/2015           26,989                 23,607               26,676
 2/28/2015           25,989                 24,964               25,720
 3/31/2015           26,450                 24,569               26,182
 4/30/2015           24,894                 24,805               24,665
 5/31/2015           24,832                 25,124               24,655
 6/30/2015           23,744                 24,637               23,564
 7/31/2015           25,107                 25,154               24,962
 8/31/2015           23,581                 23,636               23,499
 9/30/2015           24,328                 23,051               24,292
10/31/2015           25,722                 24,996               25,708
11/30/2015           25,582                 25,070               25,566
12/31/2015           26,066                 24,674               26,123
 1/31/2016           25,186                 23,450               25,092
 2/29/2016           25,099                 23,418               24,868
 3/31/2016           27,690                 25,007               27,460
 4/30/2016           26,999                 25,104               26,656
 5/31/2016           27,594                 25,555               27,191
 6/30/2016           29,537                 25,621               28,950
 7/31/2016           30,795                 26,566               30,216
 8/31/2016           29,753                 26,603               29,194
 9/30/2016           29,193                 26,608               28,592
10/31/2016           27,494                 26,123               26,982
11/30/2016           26,998                 27,090               26,618
12/31/2016           28,252                 27,625               27,868
 1/31/2017           28,211                 28,149               27,628
 2/28/2017           29,152                 29,267               28,596
 3/31/2017           28,475                 29,301               27,792
 4/30/2017           28,500                 29,602               27,726
 5/31/2017           28,360                 30,019               27,572
 6/30/2017           28,957                 30,206               28,247
 7/31/2017           29,322                 30,827               28,506
 8/31/2017           29,355                 30,922               28,279
 9/30/2017           29,263                 31,560               28,355
10/31/2017           29,105                 32,296               28,046
11/30/2017           29,920                 33,286               28,908
12/31/2017           29,865                 33,657               28,916
 1/31/2018           28,867                 35,584               27,770
 2/28/2018           26,718                 34,272               25,770
 3/31/2018           27,777                 33,401               26,769
 4/30/2018           27,913                 33,529               27,165
 5/31/2018           28,943                 34,337               28,245
 6/30/2018           30,187                 34,548               29,443
 7/31/2018           30,445                 35,834               29,605
 8/31/2018           31,305                 37,001               30,486
 9/30/2018           30,544                 37,212               29,655
10/31/2018           29,871                 34,668               28,899


AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        2.63%     8.06%     11.56%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/31/2008                $10,000                      $10,000
11/30/2008                  9,399                        9,458
12/31/2008                 10,058                        9,956
 1/31/2009                  8,928                        9,027
 2/28/2009                  8,030                        8,113
 3/31/2009                  8,648                        8,648
 4/30/2009                  9,631                        9,763
 5/31/2009                 10,977                       10,998
 6/30/2009                 10,825                       10,884
 7/31/2009                 11,864                       11,906
 8/31/2009                 12,328                       12,477
 9/30/2009                 12,853                       12,992
10/31/2009                 12,520                       12,783
11/30/2009                 12,985                       13,099
12/31/2009                 13,140                       13,308
 1/31/2010                 12,460                       12,684
 2/28/2010                 12,544                       12,672
 3/31/2010                 13,334                       13,487
 4/30/2010                 13,074                       13,286
 5/31/2010                 11,649                       11,820
 6/30/2010                 11,460                       11,649
 7/31/2010                 12,643                       12,726
 8/31/2010                 12,208                       12,345
 9/30/2010                 13,409                       13,530
10/31/2010                 13,896                       14,012
11/30/2010                 13,288                       13,418
12/31/2010                 14,355                       14,499
 1/31/2011                 14,679                       14,811
 2/28/2011                 15,256                       15,360
 3/31/2011                 14,907                       15,052
 4/30/2011                 15,760                       15,872
 5/31/2011                 15,312                       15,402
 6/30/2011                 15,095                       15,182
 7/31/2011                 14,787                       14,932
 8/31/2011                 13,546                       13,670
 9/30/2011                 12,055                       12,297
10/31/2011                 13,221                       13,493
11/30/2011                 12,889                       12,869
12/31/2011                 12,593                       12,729
 1/31/2012                 13,353                       13,416
 2/29/2012                 14,001                       14,154
 3/31/2012                 13,976                       14,049
 4/30/2012                 13,707                       13,810
 5/31/2012                 12,190                       12,236
 6/30/2012                 12,998                       13,038
 7/31/2012                 13,036                       13,200
 8/31/2012                 13,477                       13,577
 9/30/2012                 13,878                       13,989
10/31/2012                 14,000                       14,087
11/30/2012                 14,283                       14,383
12/31/2012                 14,828                       14,818
 1/31/2013                 15,429                       15,547
 2/28/2013                 15,221                       15,392
 3/31/2013                 15,428                       15,514
 4/30/2013                 16,092                       16,220
 5/31/2013                 15,667                       15,857
 6/30/2013                 15,207                       15,263
 7/31/2013                 16,046                       16,075
 8/31/2013                 15,811                       15,868
 9/30/2013                 16,928                       16,989
10/31/2013                 17,479                       17,559
11/30/2013                 17,573                       17,667
12/31/2013                 17,896                       17,933
 1/31/2014                 17,096                       17,209
 2/28/2014                 18,102                       18,148
 3/31/2014                 18,052                       18,067
 4/30/2014                 18,347                       18,352
 5/31/2014                 18,602                       18,636
 6/30/2014                 18,860                       18,901
 7/31/2014                 18,423                       18,564
 8/31/2014                 18,504                       18,579
 9/30/2014                 17,716                       17,816
10/31/2014                 17,561                       17,532
11/30/2014                 17,610                       17,748
12/31/2014                 16,959                       17,158
 1/31/2015                 16,959                       17,097
 2/28/2015                 17,990                       18,118
 3/31/2015                 17,675                       17,816
 4/30/2015                 18,470                       18,587
 5/31/2015                 18,405                       18,426
 6/30/2015                 17,886                       17,902
 7/31/2015                 18,028                       18,186
 8/31/2015                 16,755                       16,861
 9/30/2015                 15,972                       16,010
10/31/2015                 17,017                       17,214
11/30/2015                 16,858                       16,940
12/31/2015                 16,473                       16,637
 1/31/2016                 15,565                       15,491
 2/29/2016                 15,127                       15,275
 3/31/2016                 16,182                       16,312
 4/30/2016                 16,613                       16,837
 5/31/2016                 16,520                       16,646
 6/30/2016                 16,133                       16,140
 7/31/2016                 16,811                       16,934
 8/31/2016                 16,905                       16,950
 9/30/2016                 17,132                       17,156
10/31/2016                 16,796                       16,823
11/30/2016                 16,564                       16,553
12/31/2016                 16,994                       17,094
 1/31/2017                 17,609                       17,603
 2/28/2017                 17,765                       17,806
 3/31/2017                 18,260                       18,258
 4/30/2017                 18,677                       18,646
 5/31/2017                 19,268                       19,267
 6/30/2017                 19,369                       19,286
 7/31/2017                 19,933                       19,860
 8/31/2017                 19,977                       19,855
 9/30/2017                 20,464                       20,370
10/31/2017                 20,791                       20,648
11/30/2017                 20,968                       20,857
12/31/2017                 21,305                       21,232
 1/31/2018                 22,355                       22,221
 2/28/2018                 21,216                       21,165
 3/31/2018                 21,094                       20,799
 4/30/2018                 21,433                       21,276
 5/31/2018                 21,103                       20,873
 6/30/2018                 20,805                       20,644
 7/31/2018                 21,357                       21,151
 8/31/2018                 20,923                       20,751
 9/30/2018                 21,095                       20,914
10/31/2018                 19,342                       19,252


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -6.97%     2.05%     6.82%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/31/2008               $10,000                           $10,000
11/30/2008                 9,397                             9,458
12/31/2008                10,054                             9,956
 1/31/2009                 8,964                             9,027
 2/28/2009                 8,022                             8,113
 3/31/2009                 8,698                             8,648
 4/30/2009                10,008                             9,763
 5/31/2009                11,521                            10,998
 6/30/2009                11,424                            10,884
 7/31/2009                12,559                            11,906
 8/31/2009                13,257                            12,477
 9/30/2009                13,901                            12,992
10/31/2009                13,481                            12,783
11/30/2009                13,839                            13,099
12/31/2009                14,004                            13,308
 1/31/2010                13,411                            12,684
 2/28/2010                13,424                            12,672
 3/31/2010                14,426                            13,487
 4/30/2010                14,357                            13,286
 5/31/2010                12,670                            11,820
 6/30/2010                12,458                            11,649
 7/31/2010                13,776                            12,726
 8/31/2010                13,215                            12,345
 9/30/2010                14,628                            13,530
10/31/2010                15,163                            14,012
11/30/2010                14,558                            13,418
12/31/2010                15,952                            14,499
 1/31/2011                16,363                            14,811
 2/28/2011                16,916                            15,360
 3/31/2011                16,619                            15,052
 4/30/2011                17,514                            15,872
 5/31/2011                16,974                            15,402
 6/30/2011                16,674                            15,182
 7/31/2011                16,300                            14,932
 8/31/2011                14,860                            13,670
 9/30/2011                13,127                            12,297
10/31/2011                14,330                            13,493
11/30/2011                13,895                            12,869
12/31/2011                13,541                            12,729
 1/31/2012                14,536                            13,416
 2/29/2012                15,281                            14,154
 3/31/2012                15,280                            14,049
 4/30/2012                14,943                            13,810
 5/31/2012                13,156                            12,236
 6/30/2012                13,962                            13,038
 7/31/2012                13,947                            13,200
 8/31/2012                14,439                            13,577
 9/30/2012                14,952                            13,989
10/31/2012                15,116                            14,087
11/30/2012                15,371                            14,383
12/31/2012                16,079                            14,818
 1/31/2013                16,773                            15,547
 2/28/2013                16,592                            15,392
 3/31/2013                16,792                            15,514
 4/30/2013                17,441                            16,220
 5/31/2013                17,049                            15,857
 6/30/2013                16,528                            15,263
 7/31/2013                17,555                            16,075
 8/31/2013                17,371                            15,868
 9/30/2013                18,700                            16,989
10/31/2013                19,347                            17,559
11/30/2013                19,439                            17,667
12/31/2013                19,846                            17,933
 1/31/2014                19,180                            17,209
 2/28/2014                20,311                            18,148
 3/31/2014                20,268                            18,067
 4/30/2014                20,502                            18,352
 5/31/2014                20,720                            18,636
 6/30/2014                21,044                            18,901
 7/31/2014                20,476                            18,564
 8/31/2014                20,555                            18,579
 9/30/2014                19,525                            17,816
10/31/2014                19,240                            17,532
11/30/2014                19,193                            17,748
12/31/2014                18,659                            17,158
 1/31/2015                18,595                            17,097
 2/28/2015                19,791                            18,118
 3/31/2015                19,429                            17,816
 4/30/2015                20,387                            18,587
 5/31/2015                20,419                            18,426
 6/30/2015                19,934                            17,902
 7/31/2015                19,950                            18,186
 8/31/2015                18,720                            16,861
 9/30/2015                17,907                            16,010
10/31/2015                19,029                            17,214
11/30/2015                18,947                            16,940
12/31/2015                18,619                            16,637
 1/31/2016                17,475                            15,491
 2/29/2016                17,115                            15,275
 3/31/2016                18,451                            16,312
 4/30/2016                18,976                            16,837
 5/31/2016                18,911                            16,646
 6/30/2016                18,281                            16,140
 7/31/2016                19,213                            16,934
 8/31/2016                19,313                            16,950
 9/30/2016                19,688                            17,156
10/31/2016                19,337                            16,823
11/30/2016                19,103                            16,553
12/31/2016                19,614                            17,094
 1/31/2017                20,405                            17,603
 2/28/2017                20,590                            17,806
 3/31/2017                21,090                            18,258
 4/30/2017                21,646                            18,646
 5/31/2017                22,253                            19,267
 6/30/2017                22,436                            19,286
 7/31/2017                23,237                            19,860
 8/31/2017                23,340                            19,855
 9/30/2017                23,991                            20,370
10/31/2017                24,368                            20,648
11/30/2017                24,573                            20,857
12/31/2017                25,117                            21,232
 1/31/2018                26,378                            22,221
 2/28/2018                25,082                            21,165
 3/31/2018                24,875                            20,799
 4/30/2018                25,238                            21,276
 5/31/2018                24,858                            20,873
 6/30/2018                24,378                            20,644
 7/31/2018                24,868                            21,151
 8/31/2018                24,308                            20,751
 9/30/2018                24,439                            20,914
10/31/2018                22,225                            19,252


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -8.79%     2.81%     8.31%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

                 International Small         MSCI World ex USA Small Cap
                  Company Portfolio             Index (net dividends)
                 ---------------------      ---------------------------
10/31/2008             $10,000                       $10,000
11/30/2008               9,484                         9,515
12/31/2008              10,262                        10,150
 1/31/2009               9,451                         9,560
 2/28/2009               8,590                         8,687
 3/31/2009               9,158                         9,245
 4/30/2009              10,372                        10,670
 5/31/2009              11,917                        12,249
 6/30/2009              12,042                        12,396
 7/31/2009              12,945                        13,393
 8/31/2009              13,766                        14,425
 9/30/2009              14,499                        15,236
10/31/2009              14,234                        15,001
11/30/2009              14,427                        15,117
12/31/2009              14,568                        15,309
 1/31/2010              14,342                        15,107
 2/28/2010              14,322                        15,020
 3/31/2010              15,345                        16,137
 4/30/2010              15,580                        16,456
 5/31/2010              13,737                        14,479
 6/30/2010              13,704                        14,343
 7/31/2010              14,957                        15,573
 8/31/2010              14,512                        15,168
 9/30/2010              16,108                        16,889
10/31/2010              16,740                        17,585
11/30/2010              16,274                        17,125
12/31/2010              18,051                        19,061
 1/31/2011              18,271                        19,161
 2/28/2011              18,828                        19,705
 3/31/2011              18,799                        19,687
 4/30/2011              19,693                        20,663
 5/31/2011              19,146                        20,091
 6/30/2011              18,757                        19,656
 7/31/2011              18,577                        19,549
 8/31/2011              17,121                        18,005
 9/30/2011              15,097                        15,938
10/31/2011              16,251                        17,232
11/30/2011              15,738                        16,366
12/31/2011              15,281                        16,047
 1/31/2012              16,583                        17,373
 2/29/2012              17,422                        18,357
 3/31/2012              17,490                        18,235
 4/30/2012              17,280                        18,141
 5/31/2012              15,269                        16,009
 6/30/2012              15,866                        16,561
 7/31/2012              15,821                        16,689
 8/31/2012              16,370                        17,168
 9/30/2012              17,053                        17,982
10/31/2012              17,165                        18,069
11/30/2012              17,311                        18,162
12/31/2012              18,162                        18,852
 1/31/2013              18,960                        19,759
 2/28/2013              18,948                        19,830
 3/31/2013              19,293                        20,217
 4/30/2013              19,806                        20,803
 5/31/2013              19,373                        20,315
 6/30/2013              18,859                        19,512
 7/31/2013              20,107                        20,731
 8/31/2013              20,038                        20,695
 9/30/2013              21,688                        22,432
10/31/2013              22,428                        23,095
11/30/2013              22,532                        23,125
12/31/2013              23,146                        23,669
 1/31/2014              22,736                        23,260
 2/28/2014              24,158                        24,579
 3/31/2014              24,122                        24,487
 4/30/2014              24,134                        24,410
 5/31/2014              24,291                        24,716
 6/30/2014              24,740                        25,277
 7/31/2014              23,953                        24,623
 8/31/2014              24,110                        24,683
 9/30/2014              22,645                        23,188
10/31/2014              22,182                        22,601
11/30/2014              21,964                        22,578
12/31/2014              21,688                        22,404
 1/31/2015              21,509                        22,206
 2/28/2015              22,888                        23,626
 3/31/2015              22,531                        23,307
 4/30/2015              23,795                        24,493
 5/31/2015              24,076                        24,640
 6/30/2015              23,710                        24,277
 7/31/2015              23,556                        24,240
 8/31/2015              22,568                        23,161
 9/30/2015              21,818                        22,328
10/31/2015              22,914                        23,653
11/30/2015              22,939                        23,602
12/31/2015              22,970                        23,627
 1/31/2016              21,475                        21,829
 2/29/2016              21,342                        21,945
 3/31/2016              23,058                        23,770
 4/30/2016              23,594                        24,520
 5/31/2016              23,728                        24,551
 6/30/2016              22,797                        23,465
 7/31/2016              24,112                        24,859
 8/31/2016              24,099                        24,650
 9/30/2016              24,810                        25,343
10/31/2016              24,158                        24,591
11/30/2016              23,723                        23,983
12/31/2016              24,302                        24,647
 1/31/2017              25,315                        25,534
 2/28/2017              25,723                        26,025
 3/31/2017              26,342                        26,523
 4/30/2017              27,201                        27,462
 5/31/2017              28,003                        28,364
 6/30/2017              28,284                        28,454
 7/31/2017              29,275                        29,456
 8/31/2017              29,431                        29,704
 9/30/2017              30,258                        30,519
10/31/2017              30,570                        30,950
11/30/2017              30,812                        31,387
12/31/2017              31,651                        32,296
 1/31/2018              33,184                        33,803
 2/28/2018              31,756                        32,490
 3/31/2018              31,532                        32,134
 4/30/2018              31,800                        32,624
 5/31/2018              31,532                        32,392
 6/30/2018              30,915                        31,832
 7/31/2018              31,213                        32,013
 8/31/2018              30,736                        31,792
 9/30/2018              30,559                        31,561
10/31/2018              27,653                        28,552

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -9.54%     4.28%     10.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL SMALL COMPANY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD SMALL CAP INDEX (NET DIVIDENDS)
JANUARY 18, 2017-OCTOBER 31, 2018

                                    [CHART]


                   Global Small           MSCI All Country World
                Company Portfolio    Small Cap Index (net dividends)
               ------------------    -------------------------------
    1/18/2017        $10,000                     $10,000
    1/31/2017         10,100                      10,072
    2/28/2017         10,280                      10,318
    3/31/2017         10,400                      10,415
    4/30/2017         10,570                      10,614
    5/31/2017         10,550                      10,682
    6/30/2017         10,740                      10,839
    7/31/2017         10,970                      11,100
    8/31/2017         10,890                      11,119
    9/30/2017         11,380                      11,508
   10/31/2017         11,530                      11,701
   11/30/2017         11,770                      11,951
   12/31/2017         11,921                      12,160
    1/31/2018         12,360                      12,622
    2/28/2018         11,819                      12,116
    3/31/2018         11,839                      12,103
    4/30/2018         11,910                      12,200
    5/31/2018         12,155                      12,459
    6/30/2018         12,023                      12,338
    7/31/2018         12,227                      12,488
    8/31/2018         12,360                      12,710
    9/30/2018         12,125                      12,506
   10/31/2018         10,951                      11,259

AVERAGE ANNUAL                         ONE       SINCE
TOTAL RETURN                           YEAR    INCEPTION
--------------                      ---------  ---------
                                        -5.02%     5.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/31/2008                $10,000                       $10,000
11/30/2008                 10,259                        10,408
12/31/2008                 11,303                        11,219
 1/31/2009                 10,527                        10,631
 2/28/2009                  9,152                         9,233
 3/31/2009                  9,576                         9,559
 4/30/2009                  9,956                        10,048
 5/31/2009                 11,181                        11,278
 6/30/2009                 11,920                        11,995
 7/31/2009                 12,168                        12,295
 8/31/2009                 12,807                        12,985
 9/30/2009                 12,669                        12,933
10/31/2009                 12,208                        12,460
11/30/2009                 11,714                        12,015
12/31/2009                 11,665                        11,790
 1/31/2010                 11,820                        12,045
 2/28/2010                 12,043                        12,273
 3/31/2010                 12,655                        12,832
 4/30/2010                 13,024                        13,179
 5/31/2010                 11,933                        12,265
 6/30/2010                 12,117                        12,319
 7/31/2010                 12,325                        12,469
 8/31/2010                 11,987                        12,205
 9/30/2010                 12,517                        12,704
10/31/2010                 12,248                        12,599
11/30/2010                 12,552                        12,845
12/31/2010                 13,707                        14,141
 1/31/2011                 14,012                        14,309
 2/28/2011                 14,658                        14,885
 3/31/2011                 13,742                        13,966
 4/30/2011                 13,672                        13,979
 5/31/2011                 13,445                        13,771
 6/30/2011                 14,114                        14,284
 7/31/2011                 14,625                        14,877
 8/31/2011                 14,228                        14,269
 9/30/2011                 14,151                        14,282
10/31/2011                 13,420                        13,755
11/30/2011                 13,640                        13,383
12/31/2011                 13,568                        13,591
 1/31/2012                 14,421                        14,149
 2/29/2012                 14,438                        14,303
 3/31/2012                 14,847                        14,685
 4/30/2012                 14,536                        14,472
 5/31/2012                 13,319                        13,270
 6/30/2012                 14,025                        13,837
 7/31/2012                 13,549                        13,620
 8/31/2012                 13,549                        13,542
 9/30/2012                 13,743                        13,917
10/31/2012                 13,447                        13,616
11/30/2012                 13,636                        13,710
12/31/2012                 14,133                        14,136
 1/31/2013                 14,576                        14,665
 2/28/2013                 14,929                        15,163
 3/31/2013                 16,069                        16,388
 4/30/2013                 16,920                        17,465
 5/31/2013                 15,535                        16,081
 6/30/2013                 15,671                        16,038
 7/31/2013                 16,042                        16,299
 8/31/2013                 15,680                        16,078
 9/30/2013                 17,444                        17,909
10/31/2013                 17,490                        17,835
11/30/2013                 17,354                        17,718
12/31/2013                 17,477                        17,860
 1/31/2014                 17,291                        17,808
 2/28/2014                 17,216                        17,413
 3/31/2014                 17,300                        17,458
 4/30/2014                 17,039                        17,133
 5/31/2014                 17,477                        17,695
 6/30/2014                 18,707                        18,948
 7/31/2014                 18,586                        19,050
 8/31/2014                 18,763                        18,913
 9/30/2014                 18,176                        18,281
10/31/2014                 17,840                        17,792
11/30/2014                 17,170                        17,591
12/31/2014                 17,314                        17,776
 1/31/2015                 17,730                        18,372
 2/28/2015                 18,460                        19,034
 3/31/2015                 18,687                        19,402
 4/30/2015                 19,142                        19,764
 5/31/2015                 19,331                        19,998
 6/30/2015                 19,729                        20,290
 7/31/2015                 19,606                        20,212
 8/31/2015                 19,000                        19,520
 9/30/2015                 18,422                        18,819
10/31/2015                 19,378                        20,075
11/30/2015                 19,805                        20,331
12/31/2015                 19,736                        20,499
 1/31/2016                 18,737                        19,194
 2/29/2016                 18,075                        18,996
 3/31/2016                 19,256                        20,181
 4/30/2016                 19,496                        21,059
 5/31/2016                 19,986                        21,064
 6/30/2016                 19,890                        20,939
 7/31/2016                 20,956                        22,062
 8/31/2016                 20,466                        21,281
 9/30/2016                 21,695                        22,428
10/31/2016                 22,099                        22,727
11/30/2016                 21,388                        21,658
12/31/2016                 21,544                        22,050
 1/31/2017                 22,484                        22,883
 2/28/2017                 23,248                        23,586
 3/31/2017                 23,355                        23,543
 4/30/2017                 23,620                        23,946
 5/31/2017                 24,501                        24,826
 6/30/2017                 25,050                        25,060
 7/31/2017                 25,833                        25,728
 8/31/2017                 26,391                        26,207
 9/30/2017                 26,979                        26,622
10/31/2017                 27,968                        27,534
11/30/2017                 28,663                        28,503
12/31/2017                 29,231                        28,943
 1/31/2018                 30,625                        30,170
 2/28/2018                 29,943                        29,806
 3/31/2018                 29,732                        29,549
 4/30/2018                 29,672                        29,589
 5/31/2018                 29,271                        29,522
 6/30/2018                 28,488                        28,618
 7/31/2018                 28,468                        28,370
 8/31/2018                 28,057                        28,189
 9/30/2018                 28,529                        28,582
10/31/2018                 25,780                        25,878

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -7.82%     8.07%     9.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                    Asia Pacific Small       MSCI Pacific ex Japan Small Cap
                     Company Portfolio           Index (net dividends)
              -----------------------------  -------------------------------
10/31/2008                $10,000                       $10,000
11/30/2008                  9,041                         8,909
12/31/2008                 10,026                         9,944
 1/31/2009                  8,786                         8,849
 2/28/2009                  8,303                         8,299
 3/31/2009                  9,590                         9,489
 4/30/2009                 11,018                        11,187
 5/31/2009                 13,865                        13,870
 6/30/2009                 13,965                        14,260
 7/31/2009                 15,976                        16,319
 8/31/2009                 16,706                        17,158
 9/30/2009                 18,002                        18,595
10/31/2009                 18,395                        19,041
11/30/2009                 19,253                        19,588
12/31/2009                 19,756                        20,371
 1/31/2010                 18,681                        19,068
 2/28/2010                 19,006                        19,307
 3/31/2010                 20,569                        20,899
 4/30/2010                 20,840                        21,483
 5/31/2010                 17,952                        18,239
 6/30/2010                 17,727                        18,135
 7/31/2010                 19,689                        19,980
 8/31/2010                 19,662                        19,936
 9/30/2010                 22,644                        22,929
10/31/2010                 23,611                        23,947
11/30/2010                 23,289                        23,627
12/31/2010                 25,567                        26,012
 1/31/2011                 25,014                        25,255
 2/28/2011                 25,167                        25,394
 3/31/2011                 25,695                        26,173
 4/30/2011                 26,774                        27,232
 5/31/2011                 25,981                        26,608
 6/30/2011                 25,098                        25,662
 7/31/2011                 25,503                        26,041
 8/31/2011                 23,718                        24,230
 9/30/2011                 19,291                        19,824
10/31/2011                 22,291                        23,072
11/30/2011                 21,691                        21,499
12/31/2011                 20,421                        20,810
 1/31/2012                 22,527                        22,970
 2/29/2012                 24,229                        24,756
 3/31/2012                 23,867                        23,981
 4/30/2012                 23,766                        24,111
 5/31/2012                 20,798                        20,981
 6/30/2012                 21,229                        21,275
 7/31/2012                 21,536                        21,974
 8/31/2012                 22,251                        22,325
 9/30/2012                 23,346                        23,513
10/31/2012                 23,871                        23,998
11/30/2012                 24,200                        24,235
12/31/2012                 25,327                        24,843
 1/31/2013                 26,591                        26,160
 2/28/2013                 26,698                        26,470
 3/31/2013                 26,814                        26,537
 4/30/2013                 26,358                        26,326
 5/31/2013                 24,392                        24,388
 6/30/2013                 22,671                        22,302
 7/31/2013                 23,776                        23,194
 8/31/2013                 23,957                        23,395
 9/30/2013                 25,635                        25,195
10/31/2013                 26,368                        25,637
11/30/2013                 25,433                        24,554
12/31/2013                 25,745                        24,670
 1/31/2014                 24,526                        23,527
 2/28/2014                 25,933                        24,794
 3/31/2014                 26,310                        25,251
 4/30/2014                 26,365                        25,416
 5/31/2014                 26,388                        25,624
 6/30/2014                 26,576                        25,762
 7/31/2014                 27,130                        26,324
 8/31/2014                 27,551                        26,526
 9/30/2014                 25,002                        24,089
10/31/2014                 25,357                        24,373
11/30/2014                 24,348                        23,601
12/31/2014                 23,633                        23,009
 1/31/2015                 23,072                        22,556
 2/28/2015                 24,194                        23,650
 3/31/2015                 23,843                        23,224
 4/30/2015                 25,759                        24,557
 5/31/2015                 26,039                        24,437
 6/30/2015                 24,194                        22,678
 7/31/2015                 23,014                        21,654
 8/31/2015                 21,039                        19,635
 9/30/2015                 20,736                        19,229
10/31/2015                 22,266                        20,797
11/30/2015                 22,184                        20,626
12/31/2015                 22,792                        20,976
 1/31/2016                 21,138                        19,153
 2/29/2016                 21,442                        19,621
 3/31/2016                 23,996                        21,886
 4/30/2016                 24,312                        22,279
 5/31/2016                 24,045                        21,908
 6/30/2016                 24,434                        22,057
 7/31/2016                 26,112                        23,688
 8/31/2016                 25,918                        23,511
 9/30/2016                 26,684                        24,004
10/31/2016                 25,869                        22,994
11/30/2016                 25,358                        22,626
12/31/2016                 25,071                        22,545
 1/31/2017                 26,207                        23,272
 2/28/2017                 26,939                        23,938
 3/31/2017                 27,394                        24,290
 4/30/2017                 27,116                        24,191
 5/31/2017                 27,078                        24,341
 6/30/2017                 28,088                        25,093
 7/31/2017                 28,972                        25,709
 8/31/2017                 29,275                        26,002
 9/30/2017                 29,275                        26,162
10/31/2017                 29,931                        26,845
11/30/2017                 30,284                        27,353
12/31/2017                 31,379                        28,404
 1/31/2018                 32,694                        29,645
 2/28/2018                 31,616                        28,726
 3/31/2018                 31,169                        27,888
 4/30/2018                 31,064                        28,026
 5/31/2018                 31,590                        28,160
 6/30/2018                 30,656                        27,349
 7/31/2018                 30,735                        27,407
 8/31/2018                 30,039                        26,958
 9/30/2018                 30,025                        26,922
10/31/2018                 27,383                        24,430

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -8.51%     0.76%     10.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]

                United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
              ------------------------------     -----------------------
10/31/2008               $10,000                        $10,000
11/30/2008                 9,285                         9,073
12/31/2008                 9,073                         8,842
 1/31/2009                 8,853                         8,794
 2/28/2009                 8,485                         8,502
 3/31/2009                 8,849                         8,996
 4/30/2009                10,700                        11,062
 5/31/2009                11,792                        12,230
 6/30/2009                11,843                        12,317
 7/31/2009                12,868                        13,450
 8/31/2009                13,865                        14,747
 9/30/2009                14,267                        15,087
10/31/2009                14,281                        15,109
11/30/2009                14,231                        14,952
12/31/2009                14,524                        15,321
 1/31/2010                14,378                        15,250
 2/28/2010                13,884                        14,567
 3/31/2010                15,042                        15,851
 4/30/2010                15,588                        16,483
 5/31/2010                13,819                        14,502
 6/30/2010                14,079                        14,565
 7/31/2010                15,975                        16,317
 8/31/2010                15,380                        15,873
 9/30/2010                17,017                        17,622
10/31/2010                17,904                        18,374
11/30/2010                17,017                        17,608
12/31/2010                18,747                        19,451
 1/31/2011                19,015                        19,639
 2/28/2011                19,582                        20,157
 3/31/2011                19,209                        19,809
 4/30/2011                20,905                        21,625
 5/31/2011                20,770                        21,351
 6/30/2011                20,107                        20,632
 7/31/2011                19,964                        20,575
 8/31/2011                17,966                        18,476
 9/30/2011                16,147                        16,528
10/31/2011                17,853                        18,334
11/30/2011                17,305                        17,622
12/31/2011                16,761                        17,034
 1/31/2012                18,234                        18,762
 2/29/2012                19,724                        20,505
 3/31/2012                20,140                        20,572
 4/30/2012                20,481                        20,922
 5/31/2012                18,168                        18,330
 6/30/2012                19,051                        19,203
 7/31/2012                19,366                        19,552
 8/31/2012                20,419                        20,587
 9/30/2012                21,463                        21,686
10/31/2012                21,928                        22,135
11/30/2012                22,062                        22,143
12/31/2012                23,267                        23,161
 1/31/2013                23,675                        23,771
 2/28/2013                23,882                        23,905
 3/31/2013                24,589                        24,549
 4/30/2013                25,203                        25,162
 5/31/2013                25,427                        25,502
 6/30/2013                24,866                        24,583
 7/31/2013                26,959                        26,630
 8/31/2013                27,145                        26,995
 9/30/2013                28,970                        29,021
10/31/2013                30,001                        30,042
11/30/2013                30,675                        30,750
12/31/2013                32,358                        32,235
 1/31/2014                31,584                        31,550
 2/28/2014                34,405                        34,610
 3/31/2014                33,340                        33,361
 4/30/2014                32,782                        32,563
 5/31/2014                32,740                        32,626
 6/30/2014                32,702                        32,549
 7/31/2014                31,674                        31,629
 8/31/2014                32,142                        31,962
 9/30/2014                30,306                        30,087
10/31/2014                30,221                        29,895
11/30/2014                29,986                        29,905
12/31/2014                30,460                        30,396
 1/31/2015                29,761                        29,568
 2/28/2015                32,549                        32,489
 3/31/2015                30,847                        30,993
 4/30/2015                32,788                        32,981
 5/31/2015                34,425                        34,494
 6/30/2015                34,323                        34,537
 7/31/2015                34,387                        34,784
 8/31/2015                32,926                        33,415
 9/30/2015                31,926                        32,183
10/31/2015                33,072                        33,609
11/30/2015                33,016                        33,336
12/31/2015                32,647                        32,980
 1/31/2016                30,054                        29,779
 2/29/2016                29,507                        29,467
 3/31/2016                31,268                        31,545
 4/30/2016                31,419                        31,968
 5/31/2016                31,912                        32,889
 6/30/2016                27,881                        28,214
 7/31/2016                29,386                        29,836
 8/31/2016                30,006                        30,336
 9/30/2016                30,035                        30,594
10/31/2016                27,713                        28,268
11/30/2016                28,364                        28,902
12/31/2016                28,907                        29,533
 1/31/2017                29,824                        30,207
 2/28/2017                30,266                        30,914
 3/31/2017                31,036                        31,408
 4/30/2017                33,378                        33,927
 5/31/2017                33,734                        34,611
 6/30/2017                33,053                        33,831
 7/31/2017                34,338                        35,306
 8/31/2017                33,706                        34,912
 9/30/2017                35,454                        36,680
10/31/2017                35,827                        37,350
11/30/2017                35,783                        37,489
12/31/2017                37,118                        39,116
 1/31/2018                38,298                        40,520
 2/28/2018                35,664                        38,102
 3/31/2018                36,248                        38,534
 4/30/2018                37,416                        39,909
 5/31/2018                37,332                        39,782
 6/30/2018                36,994                        39,465
 7/31/2018                36,779                        39,335
 8/31/2018                36,204                        38,751
 9/30/2018                35,772                        37,942
10/31/2018                32,482                        34,418

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -9.34%     1.60%     12.50%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/31/2008                   $10,000                         $10,000
11/30/2008                     9,217                           9,171
12/31/2008                    10,178                          10,018
 1/31/2009                     9,021                           9,119
 2/28/2009                     8,237                           8,316
 3/31/2009                     8,829                           8,959
 4/30/2009                    10,267                          10,824
 5/31/2009                    11,760                          12,440
 6/30/2009                    11,608                          12,280
 7/31/2009                    12,529                          13,383
 8/31/2009                    13,573                          14,756
 9/30/2009                    14,731                          16,170
10/31/2009                    14,312                          15,729
11/30/2009                    14,741                          16,052
12/31/2009                    14,690                          16,125
 1/31/2010                    14,441                          15,910
 2/28/2010                    14,135                          15,457
 3/31/2010                    15,177                          16,710
 4/30/2010                    15,034                          16,605
 5/31/2010                    12,892                          14,036
 6/30/2010                    12,801                          13,826
 7/31/2010                    14,334                          15,483
 8/31/2010                    13,674                          14,747
 9/30/2010                    15,564                          17,023
10/31/2010                    16,437                          18,115
11/30/2010                    15,156                          16,742
12/31/2010                    17,124                          19,086
 1/31/2011                    17,602                          19,518
 2/28/2011                    17,895                          19,849
 3/31/2011                    18,501                          20,519
 4/30/2011                    19,741                          21,952
 5/31/2011                    19,067                          21,115
 6/30/2011                    18,447                          20,433
 7/31/2011                    17,397                          19,193
 8/31/2011                    15,614                          17,188
 9/30/2011                    13,248                          14,606
10/31/2011                    14,614                          16,206
11/30/2011                    13,637                          14,940
12/31/2011                    13,104                          14,432
 1/31/2012                    14,344                          15,863
 2/29/2012                    15,255                          17,081
 3/31/2012                    15,285                          16,942
 4/30/2012                    14,924                          16,660
 5/31/2012                    12,882                          14,375
 6/30/2012                    13,436                          15,084
 7/31/2012                    13,303                          15,030
 8/31/2012                    13,896                          15,685
 9/30/2012                    14,627                          16,530
10/31/2012                    14,884                          16,814
11/30/2012                    15,069                          17,072
12/31/2012                    15,978                          17,993
 1/31/2013                    17,184                          19,458
 2/28/2013                    17,009                          19,398
 3/31/2013                    16,627                          18,900
 4/30/2013                    17,297                          19,634
 5/31/2013                    17,617                          20,079
 6/30/2013                    17,029                          19,186
 7/31/2013                    18,506                          20,931
 8/31/2013                    18,527                          20,892
 9/30/2013                    20,137                          22,678
10/31/2013                    21,282                          24,043
11/30/2013                    21,661                          24,471
12/31/2013                    22,263                          25,106
 1/31/2014                    22,126                          24,898
 2/28/2014                    24,062                          27,074
 3/31/2014                    24,178                          27,097
 4/30/2014                    24,399                          27,211
 5/31/2014                    24,494                          27,517
 6/30/2014                    24,276                          27,248
 7/31/2014                    22,845                          25,641
 8/31/2014                    22,567                          25,435
 9/30/2014                    21,354                          24,033
10/31/2014                    20,712                          23,248
11/30/2014                    21,204                          23,929
12/31/2014                    20,531                          23,358
 1/31/2015                    20,659                          23,412
 2/28/2015                    22,076                          25,139
 3/31/2015                    21,969                          24,886
 4/30/2015                    23,138                          26,217
 5/31/2015                    23,160                          26,043
 6/30/2015                    22,661                          25,427
 7/31/2015                    23,292                          26,370
 8/31/2015                    22,411                          25,351
 9/30/2015                    21,614                          24,494
10/31/2015                    22,651                          25,894
11/30/2015                    22,608                          25,826
12/31/2015                    22,881                          26,209
 1/31/2016                    21,328                          24,137
 2/29/2016                    21,284                          24,221
 3/31/2016                    23,092                          26,394
 4/30/2016                    23,563                          26,723
 5/31/2016                    23,607                          26,838
 6/30/2016                    22,312                          25,094
 7/31/2016                    23,772                          26,722
 8/31/2016                    24,072                          26,950
 9/30/2016                    24,666                          27,597
10/31/2016                    23,942                          26,571
11/30/2016                    23,039                          25,491
12/31/2016                    24,223                          26,839
 1/31/2017                    25,286                          27,887
 2/28/2017                    25,543                          28,205
 3/31/2017                    26,639                          29,376
 4/30/2017                    28,273                          31,183
 5/31/2017                    29,828                          32,863
 6/30/2017                    29,827                          32,701
 7/31/2017                    30,959                          34,183
 8/31/2017                    31,027                          34,476
 9/30/2017                    32,062                          35,655
10/31/2017                    32,006                          35,666
11/30/2017                    32,062                          35,846
12/31/2017                    32,733                          36,763
 1/31/2018                    34,989                          39,277
 2/28/2018                    33,500                          37,545
 3/31/2018                    32,985                          36,854
 4/30/2018                    33,054                          37,476
 5/31/2018                    32,401                          36,547
 6/30/2018                    31,738                          36,094
 7/31/2018                    32,599                          37,000
 8/31/2018                    32,192                          36,667
 9/30/2018                    31,569                          35,922
10/31/2018                    28,441                          32,281



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -11.14%     5.97%     11.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                --------------------------        ----------------------------
10/31/2008                $10,000                          $10,000
11/30/2008                  9,306                            9,331
12/31/2008                  9,693                            9,616
 1/31/2009                  8,682                            8,700
 2/28/2009                  7,523                            7,567
 3/31/2009                  8,041                            8,014
 4/30/2009                  8,855                            8,931
 5/31/2009                 10,039                            9,925
 6/30/2009                 10,261                           10,160
 7/31/2009                 11,173                           11,068
 8/31/2009                 12,407                           12,416
 9/30/2009                 13,196                           13,260
10/31/2009                 12,925                           13,051
11/30/2009                 13,073                           13,060
12/31/2009                 13,281                           13,284
 1/31/2010                 12,785                           12,852
 2/28/2010                 12,840                           12,803
 3/31/2010                 13,281                           13,248
 4/30/2010                 13,391                           13,404
 5/31/2010                 11,986                           11,931
 6/30/2010                 12,014                           11,978
 7/31/2010                 13,419                           13,282
 8/31/2010                 13,446                           13,320
 9/30/2010                 14,742                           14,598
10/31/2010                 15,375                           15,195
11/30/2010                 14,411                           14,262
12/31/2010                 15,684                           15,530
 1/31/2011                 15,747                           15,527
 2/28/2011                 16,403                           16,153
 3/31/2011                 16,434                           16,194
 4/30/2011                 17,465                           17,200
 5/31/2011                 17,371                           17,104
 6/30/2011                 17,246                           16,937
 7/31/2011                 16,965                           16,694
 8/31/2011                 16,278                           16,004
 9/30/2011                 14,184                           14,032
10/31/2011                 15,309                           15,183
11/30/2011                 14,997                           14,558
12/31/2011                 14,468                           14,193
 1/31/2012                 15,459                           15,112
 2/29/2012                 15,988                           15,720
 3/31/2012                 16,186                           15,779
 4/30/2012                 16,516                           16,158
 5/31/2012                 15,558                           15,104
 6/30/2012                 16,582                           16,137
 7/31/2012                 17,342                           17,013
 8/31/2012                 17,606                           17,173
 9/30/2012                 18,003                           17,631
10/31/2012                 18,730                           18,280
11/30/2012                 18,862                           18,408
12/31/2012                 19,302                           18,723
 1/31/2013                 19,601                           19,204
 2/28/2013                 19,750                           19,376
 3/31/2013                 20,535                           20,111
 4/30/2013                 21,617                           21,166
 5/31/2013                 19,638                           19,257
 6/30/2013                 18,929                           18,442
 7/31/2013                 19,004                           18,482
 8/31/2013                 18,294                           17,832
 9/30/2013                 19,862                           19,360
10/31/2013                 20,460                           19,935
11/30/2013                 19,825                           19,315
12/31/2013                 19,741                           19,165
 1/31/2014                 19,387                           18,819
 2/28/2014                 20,527                           19,864
 3/31/2014                 20,488                           19,791
 4/30/2014                 21,353                           20,582
 5/31/2014                 21,982                           21,198
 6/30/2014                 22,454                           21,737
 7/31/2014                 22,415                           21,773
 8/31/2014                 22,808                           22,132
 9/30/2014                 21,314                           20,646
10/31/2014                 22,140                           21,292
11/30/2014                 22,218                           21,498
12/31/2014                 21,933                           21,262
 1/31/2015                 22,770                           21,969
 2/28/2015                 23,147                           22,367
 3/31/2015                 22,519                           21,723
 4/30/2015                 23,021                           22,203
 5/31/2015                 22,393                           21,583
 6/30/2015                 21,891                           21,039
 7/31/2015                 22,058                           21,268
 8/31/2015                 20,845                           20,071
 9/30/2015                 21,012                           20,135
10/31/2015                 22,058                           21,301
11/30/2015                 21,389                           20,630
12/31/2015                 21,138                           20,509
 1/31/2016                 20,797                           19,953
 2/29/2016                 21,224                           20,605
 3/31/2016                 22,971                           22,273
 4/30/2016                 23,738                           23,047
 5/31/2016                 23,099                           22,370
 6/30/2016                 23,397                           22,565
 7/31/2016                 24,463                           23,648
 8/31/2016                 23,866                           23,114
 9/30/2016                 23,866                           23,078
10/31/2016                 22,289                           21,573
11/30/2016                 21,224                           20,553
12/31/2016                 21,790                           21,149
 1/31/2017                 22,068                           21,348
 2/28/2017                 22,486                           21,809
 3/31/2017                 22,717                           21,916
 4/30/2017                 23,135                           22,312
 5/31/2017                 23,506                           22,757
 6/30/2017                 23,181                           22,482
 7/31/2017                 23,969                           23,184
 8/31/2017                 23,969                           23,211
 9/30/2017                 23,691                           22,975
10/31/2017                 23,506                           22,803
11/30/2017                 24,340                           23,641
12/31/2017                 25,142                           24,458
 1/31/2018                 25,964                           25,239
 2/28/2018                 24,514                           23,898
 3/31/2018                 24,949                           24,150
 4/30/2018                 25,287                           24,548
 5/31/2018                 25,046                           24,260
 6/30/2018                 24,852                           24,093
 7/31/2018                 25,191                           24,388
 8/31/2018                 24,804                           24,100
 9/30/2018                 24,562                           23,754
10/31/2018                 23,450                           22,686




AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -0.24%     2.77%     8.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
10/31/2008                  $10,000                        $10,000
11/30/2008                    8,344                          8,343
12/31/2008                    9,324                          9,202
 1/31/2009                    7,975                          7,910
 2/28/2009                    6,592                          6,545
 3/31/2009                    6,930                          6,854
 4/30/2009                    8,363                          8,286
 5/31/2009                    9,003                          8,815
 6/30/2009                    8,953                          8,770
 7/31/2009                    9,830                          9,624
 8/31/2009                   11,044                         10,878
 9/30/2009                   11,769                         11,600
10/31/2009                   11,381                         11,236
11/30/2009                   11,853                         11,613
12/31/2009                   12,370                         12,122
 1/31/2010                   11,810                         11,592
 2/28/2010                   12,189                         11,897
 3/31/2010                   13,038                         12,724
 4/30/2010                   13,579                         13,280
 5/31/2010                   12,568                         12,241
 6/30/2010                   12,207                         11,878
 7/31/2010                   13,507                         13,086
 8/31/2010                   13,435                         13,003
 9/30/2010                   14,320                         13,859
10/31/2010                   14,952                         14,473
11/30/2010                   14,374                         13,916
12/31/2010                   15,313                         14,799
 1/31/2011                   15,642                         15,065
 2/28/2011                   16,318                         15,716
 3/31/2011                   16,202                         15,588
 4/30/2011                   17,169                         16,508
 5/31/2011                   17,266                         16,590
 6/30/2011                   16,879                         16,194
 7/31/2011                   16,918                         16,243
 8/31/2011                   16,106                         15,412
 9/30/2011                   14,211                         13,628
10/31/2011                   15,874                         15,242
11/30/2011                   15,390                         14,637
12/31/2011                   15,591                         14,889
 1/31/2012                   16,589                         15,848
 2/29/2012                   16,709                         15,977
 3/31/2012                   17,307                         16,487
 4/30/2012                   17,747                         16,931
 5/31/2012                   16,848                         16,027
 6/30/2012                   17,866                         16,989
 7/31/2012                   18,385                         17,534
 8/31/2012                   18,465                         17,592
 9/30/2012                   18,405                         17,552
10/31/2012                   18,625                         17,713
11/30/2012                   18,625                         17,724
12/31/2012                   19,204                         18,222
 1/31/2013                   19,736                         18,808
 2/28/2013                   19,928                         19,010
 3/31/2013                   20,568                         19,618
 4/30/2013                   21,825                         20,814
 5/31/2013                   20,248                         19,316
 6/30/2013                   19,736                         18,756
 7/31/2013                   19,864                         18,880
 8/31/2013                   18,735                         17,803
 9/30/2013                   19,715                         18,725
10/31/2013                   20,440                         19,444
11/30/2013                   19,545                         18,590
12/31/2013                   19,544                         18,538
 1/31/2014                   19,875                         18,850
 2/28/2014                   20,959                         19,823
 3/31/2014                   21,025                         19,841
 4/30/2014                   21,821                         20,551
 5/31/2014                   22,396                         21,079
 6/30/2014                   22,705                         21,414
 7/31/2014                   22,705                         21,425
 8/31/2014                   23,258                         21,937
 9/30/2014                   21,799                         20,543
10/31/2014                   23,501                         22,031
11/30/2014                   23,833                         22,376
12/31/2014                   23,988                         22,531
 1/31/2015                   25,366                         23,754
 2/28/2015                   24,929                         23,367
 3/31/2015                   24,952                         23,348
 4/30/2015                   24,218                         22,657
 5/31/2015                   23,919                         22,372
 6/30/2015                   23,070                         21,503
 7/31/2015                   23,942                         22,335
 8/31/2015                   22,542                         20,983
 9/30/2015                   23,070                         21,388
10/31/2015                   24,310                         22,601
11/30/2015                   23,965                         22,244
12/31/2015                   24,153                         22,433
 1/31/2016                   23,495                         21,712
 2/29/2016                   23,613                         21,914
 3/31/2016                   25,870                         23,989
 4/30/2016                   25,753                         23,899
 5/31/2016                   25,870                         23,953
 6/30/2016                   27,187                         25,063
 7/31/2016                   28,363                         26,201
 8/31/2016                   27,493                         25,339
 9/30/2016                   27,164                         25,006
10/31/2016                   25,494                         23,480
11/30/2016                   24,765                         22,832
12/31/2016                   25,739                         23,728
 1/31/2017                   25,813                         23,746
 2/28/2017                   26,556                         24,489
 3/31/2017                   26,234                         24,071
 4/30/2017                   26,407                         24,220
 5/31/2017                   26,482                         24,249
 6/30/2017                   26,704                         24,474
 7/31/2017                   27,249                         24,916
 8/31/2017                   27,323                         24,853
 9/30/2017                   27,100                         24,751
10/31/2017                   26,977                         24,491
11/30/2017                   27,818                         25,228
12/31/2017                   28,108                         25,487
 1/31/2018                   27,826                         25,079
 2/28/2018                   25,952                         23,404
 3/31/2018                   26,799                         24,011
 4/30/2018                   26,979                         24,374
 5/31/2018                   27,543                         24,893
 6/30/2018                   28,236                         25,464
 7/31/2018                   28,544                         25,677
 8/31/2018                   28,904                         26,075
 9/30/2018                   28,339                         25,456
10/31/2018                   27,492                         24,627



AVERAGE ANNUAL                        ONE       FIVE       TEN
TOTAL RETURN                          YEAR      YEARS     YEARS
--------------                      --------  --------  ---------
                                        1.91%     6.11%     10.64%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/31/2008               $10,000                           $10,000
11/30/2008                 9,445                             9,515
12/31/2008                10,304                            10,150
 1/31/2009                 9,435                             9,560
 2/28/2009                 8,399                             8,687
 3/31/2009                 8,946                             9,245
 4/30/2009                10,397                            10,670
 5/31/2009                11,829                            12,249
 6/30/2009                11,790                            12,396
 7/31/2009                12,887                            13,393
 8/31/2009                14,004                            14,425
 9/30/2009                14,663                            15,236
10/31/2009                14,142                            15,001
11/30/2009                14,208                            15,117
12/31/2009                14,375                            15,309
 1/31/2010                14,099                            15,107
 2/28/2010                13,966                            15,020
 3/31/2010                15,099                            16,137
 4/30/2010                15,290                            16,456
 5/31/2010                13,232                            14,479
 6/30/2010                12,966                            14,343
 7/31/2010                14,227                            15,573
 8/31/2010                13,563                            15,168
 9/30/2010                15,086                            16,889
10/31/2010                15,558                            17,585
11/30/2010                15,115                            17,125
12/31/2010                16,977                            19,061
 1/31/2011                17,333                            19,161
 2/28/2011                17,836                            19,705
 3/31/2011                17,925                            19,687
 4/30/2011                18,695                            20,663
 5/31/2011                18,053                            20,091
 6/30/2011                17,659                            19,656
 7/31/2011                17,320                            19,549
 8/31/2011                15,673                            18,005
 9/30/2011                13,824                            15,938
10/31/2011                14,876                            17,232
11/30/2011                14,395                            16,366
12/31/2011                14,012                            16,047
 1/31/2012                15,416                            17,373
 2/29/2012                16,334                            18,357
 3/31/2012                16,355                            18,235
 4/30/2012                15,901                            18,141
 5/31/2012                13,878                            16,009
 6/30/2012                14,563                            16,561
 7/31/2012                14,521                            16,689
 8/31/2012                15,054                            17,168
 9/30/2012                15,758                            17,982
10/31/2012                15,905                            18,069
11/30/2012                16,125                            18,162
12/31/2012                17,131                            18,852
 1/31/2013                18,010                            19,759
 2/28/2013                18,117                            19,830
 3/31/2013                18,486                            20,217
 4/30/2013                19,012                            20,803
 5/31/2013                18,636                            20,315
 6/30/2013                18,069                            19,512
 7/31/2013                19,416                            20,731
 8/31/2013                19,177                            20,695
 9/30/2013                21,035                            22,432
10/31/2013                21,915                            23,095
11/30/2013                21,948                            23,125
12/31/2013                22,679                            23,669
 1/31/2014                22,367                            23,260
 2/28/2014                23,905                            24,579
 3/31/2014                24,061                            24,487
 4/30/2014                23,961                            24,410
 5/31/2014                24,150                            24,716
 6/30/2014                24,529                            25,277
 7/31/2014                23,668                            24,623
 8/31/2014                23,825                            24,683
 9/30/2014                22,438                            23,188
10/31/2014                21,944                            22,601
11/30/2014                21,787                            22,578
12/31/2014                21,548                            22,404
 1/31/2015                21,409                            22,206
 2/28/2015                23,008                            23,626
 3/31/2015                22,556                            23,307
 4/30/2015                23,691                            24,493
 5/31/2015                24,062                            24,640
 6/30/2015                23,726                            24,277
 7/31/2015                23,436                            24,240
 8/31/2015                22,435                            23,161
 9/30/2015                21,539                            22,328
10/31/2015                22,671                            23,653
11/30/2015                22,496                            23,602
12/31/2015                22,408                            23,627
 1/31/2016                20,752                            21,829
 2/29/2016                20,572                            21,945
 3/31/2016                22,226                            23,770
 4/30/2016                22,985                            24,520
 5/31/2016                22,804                            24,551
 6/30/2016                21,524                            23,465
 7/31/2016                23,074                            24,859
 8/31/2016                23,159                            24,650
 9/30/2016                23,793                            25,343
10/31/2016                23,598                            24,591
11/30/2016                23,463                            23,983
12/31/2016                24,201                            24,647
 1/31/2017                25,245                            25,534
 2/28/2017                25,575                            26,025
 3/31/2017                26,072                            26,523
 4/30/2017                26,733                            27,462
 5/31/2017                27,230                            28,364
 6/30/2017                27,723                            28,454
 7/31/2017                28,769                            29,456
 8/31/2017                28,910                            29,704
 9/30/2017                29,829                            30,519
10/31/2017                30,085                            30,950
11/30/2017                30,110                            31,387
12/31/2017                30,972                            32,296
 1/31/2018                32,334                            33,803
 2/28/2018                30,743                            32,490
 3/31/2018                30,271                            32,134
 4/30/2018                30,878                            32,624
 5/31/2018                29,988                            32,392
 6/30/2018                29,220                            31,832
 7/31/2018                29,678                            32,013
 8/31/2018                28,802                            31,792
 9/30/2018                28,935                            31,561
10/31/2018                26,064                            28,552



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -13.37%     3.53%     10.05%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)


--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                     International Vector          MSCI World ex USA
                       Equity Portfolio          Index (net dividends)
                    ----------------------       ---------------------
10/31/2008                $10,000                     $10,000
11/30/2008                  9,407                       9,458
12/31/2008                 10,085                       9,956
 1/31/2009                  8,998                       9,027
 2/28/2009                  8,000                       8,113
 3/31/2009                  8,758                       8,648
 4/30/2009                 10,265                       9,763
 5/31/2009                 11,847                      10,998
 6/30/2009                 11,768                      10,884
 7/31/2009                 12,930                      11,906
 8/31/2009                 13,760                      12,477
 9/30/2009                 14,452                      12,992
10/31/2009                 13,952                      12,783
11/30/2009                 14,255                      13,099
12/31/2009                 14,414                      13,308
 1/31/2010                 13,913                      12,684
 2/28/2010                 13,883                      12,672
 3/31/2010                 14,984                      13,487
 4/30/2010                 15,015                      13,286
 5/31/2010                 13,161                      11,820
 6/30/2010                 12,962                      11,649
 7/31/2010                 14,330                      12,726
 8/31/2010                 13,731                      12,345
 9/30/2010                 15,266                      13,530
10/31/2010                 15,852                      14,012
11/30/2010                 15,282                      13,418
12/31/2010                 16,909                      14,499
 1/31/2011                 17,300                      14,811
 2/28/2011                 17,878                      15,360
 3/31/2011                 17,628                      15,052
 4/30/2011                 18,520                      15,872
 5/31/2011                 17,909                      15,402
 6/30/2011                 17,541                      15,182
 7/31/2011                 17,129                      14,932
 8/31/2011                 15,606                      13,670
 9/30/2011                 13,738                      12,297
10/31/2011                 14,903                      13,493
11/30/2011                 14,440                      12,869
12/31/2011                 14,042                      12,729
 1/31/2012                 15,190                      13,416
 2/29/2012                 15,994                      14,154
 3/31/2012                 15,994                      14,049
 4/30/2012                 15,600                      13,810
 5/31/2012                 13,679                      12,236
 6/30/2012                 14,459                      13,038
 7/31/2012                 14,392                      13,200
 8/31/2012                 14,893                      13,577
 9/30/2012                 15,483                      13,989
10/31/2012                 15,633                      14,087
11/30/2012                 15,885                      14,383
12/31/2012                 16,695                      14,818
 1/31/2013                 17,440                      15,547
 2/28/2013                 17,288                      15,392
 3/31/2013                 17,484                      15,514
 4/30/2013                 18,128                      16,220
 5/31/2013                 17,722                      15,857
 6/30/2013                 17,157                      15,263
 7/31/2013                 18,257                      16,075
 8/31/2013                 18,120                      15,868
 9/30/2013                 19,559                      16,989
10/31/2013                 20,249                      17,559
11/30/2013                 20,300                      17,667
12/31/2013                 20,755                      17,933
 1/31/2014                 20,196                      17,209
 2/28/2014                 21,436                      18,148
 3/31/2014                 21,385                      18,067
 4/30/2014                 21,595                      18,352
 5/31/2014                 21,788                      18,636
 6/30/2014                 22,141                      18,901
 7/31/2014                 21,503                      18,564
 8/31/2014                 21,592                      18,579
 9/30/2014                 20,411                      17,816
10/31/2014                 20,037                      17,532
11/30/2014                 19,948                      17,748
12/31/2014                 19,454                      17,158
 1/31/2015                 19,310                      17,097
 2/28/2015                 20,612                      18,118
 3/31/2015                 20,251                      17,816
 4/30/2015                 21,300                      18,587
 5/31/2015                 21,354                      18,426
 6/30/2015                 20,866                      17,902
 7/31/2015                 20,756                      18,186
 8/31/2015                 19,564                      16,861
 9/30/2015                 18,686                      16,010
10/31/2015                 19,809                      17,214
11/30/2015                 19,717                      16,940
12/31/2015                 19,454                      16,637
 1/31/2016                 18,172                      15,491
 2/29/2016                 17,874                      15,275
 3/31/2016                 19,290                      16,312
 4/30/2016                 19,924                      16,837
 5/31/2016                 19,850                      16,646
 6/30/2016                 19,090                      16,140
 7/31/2016                 20,131                      16,934
 8/31/2016                 20,282                      16,950
 9/30/2016                 20,730                      17,156
10/31/2016                 20,445                      16,823
11/30/2016                 20,218                      16,553
12/31/2016                 20,785                      17,094
 1/31/2017                 21,666                      17,603
 2/28/2017                 21,858                      17,806
 3/31/2017                 22,378                      18,258
 4/30/2017                 22,972                      18,646
 5/31/2017                 23,547                      19,267
 6/30/2017                 23,800                      19,286
 7/31/2017                 24,711                      19,860
 8/31/2017                 24,827                      19,855
 9/30/2017                 25,561                      20,370
10/31/2017                 25,931                      20,648
11/30/2017                 26,145                      20,857
12/31/2017                 26,801                      21,232
 1/31/2018                 28,144                      22,221
 2/28/2018                 26,801                      21,165
 3/31/2018                 26,524                      20,799
 4/30/2018                 26,919                      21,276
 5/31/2018                 26,505                      20,873
 6/30/2018                 25,936                      20,644
 7/31/2018                 26,394                      21,151
 8/31/2018                 25,777                      20,751
 9/30/2018                 25,881                      20,914
10/31/2018                 23,463                      19,252


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -9.52%     2.99%     8.90%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MAY 16, 2017-OCTOBER 31, 2018

                                        [CHART]

              International High Relative      MSCI World ex USA Index
                Profitability Portfolio            (net dividends)
              ----------------------------    -------------------------
 5/16/2017               $10,000                       $10,000
 5/31/2017                10,050                        10,017
 6/30/2017                10,038                        10,026
 7/31/2017                10,219                        10,324
 8/31/2017                10,329                        10,322
 9/30/2017                10,577                        10,590
10/31/2017                10,738                        10,734
11/30/2017                10,849                        10,843
12/31/2017                10,968                        11,038
 1/31/2018                11,463                        11,552
 2/28/2018                10,887                        11,003
 3/31/2018                10,893                        10,813
 4/30/2018                11,014                        11,061
 5/31/2018                10,974                        10,851
 6/30/2018                10,802                        10,732
 7/31/2018                11,088                        10,996
 8/31/2018                10,915                        10,788
 9/30/2018                10,941                        10,872
10/31/2018                 9,966                        10,008

AVERAGE ANNUAL                         ONE       SINCE
TOTAL RETURN                           YEAR    INCEPTION
--------------                      ---------  ---------
                                        -7.20%     -0.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2018

                                     [CHART]


                     World Ex U.S.         MSCI All Country World
                    Value Portfolio      ex USA Index (net dividends)
                   -----------------     ----------------------------
 8/23/2010             $10,000                    $10,000
 8/31/2010               9,890                      9,920
 9/30/2010              10,980                     10,906
10/31/2010              11,350                     11,278
11/30/2010              10,850                     10,843
12/31/2010              11,859                     11,692
 1/31/2011              12,122                     11,807
 2/28/2011              12,385                     12,118
 3/31/2011              12,311                     12,090
 4/30/2011              12,899                     12,681
 5/31/2011              12,433                     12,315
 6/30/2011              12,238                     12,136
 7/31/2011              11,920                     11,971
 8/31/2011              10,670                     10,945
 9/30/2011               9,314                      9,727
10/31/2011              10,261                     10,752
11/30/2011               9,880                     10,203
12/31/2011               9,590                     10,089
 1/31/2012              10,422                     10,774
 2/29/2012              10,984                     11,379
 3/31/2012              10,811                     11,222
 4/30/2012              10,436                     11,045
 5/31/2012               9,177                      9,791
 6/30/2012               9,755                     10,369
 7/31/2012               9,703                     10,515
 8/31/2012              10,041                     10,735
 9/30/2012              10,475                     11,136
10/31/2012              10,538                     11,179
11/30/2012              10,687                     11,392
12/31/2012              11,281                     11,787
 1/31/2013              11,720                     12,266
 2/28/2013              11,442                     12,137
 3/31/2013              11,460                     12,161
 4/30/2013              11,899                     12,608
 5/31/2013              11,696                     12,316
 6/30/2013              11,154                     11,782
 7/31/2013              11,796                     12,298
 8/31/2013              11,666                     12,128
 9/30/2013              12,556                     12,971
10/31/2013              13,026                     13,447
11/30/2013              12,993                     13,470
12/31/2013              13,201                     13,589
 1/31/2014              12,652                     12,972
 2/28/2014              13,289                     13,623
 3/31/2014              13,361                     13,658
 4/30/2014              13,527                     13,839
 5/31/2014              13,760                     14,108
 6/30/2014              13,969                     14,345
 7/31/2014              13,778                     14,203
 8/31/2014              13,857                     14,281
 9/30/2014              13,101                     13,590
10/31/2014              12,921                     13,455
11/30/2014              12,864                     13,552
12/31/2014              12,384                     13,064
 1/31/2015              12,293                     13,044
 2/28/2015              13,080                     13,742
 3/31/2015              12,783                     13,520
 4/30/2015              13,604                     14,203
 5/31/2015              13,490                     13,981
 6/30/2015              13,108                     13,591
 7/31/2015              12,774                     13,553
 8/31/2015              11,805                     12,517
 9/30/2015              11,128                     11,937
10/31/2015              11,916                     12,825
11/30/2015              11,696                     12,561
12/31/2015              11,357                     12,324
 1/31/2016              10,526                     11,486
 2/29/2016              10,304                     11,354
 3/31/2016              11,258                     12,278
 4/30/2016              11,728                     12,601
 5/31/2016              11,399                     12,388
 6/30/2016              11,179                     12,199
 7/31/2016              11,763                     12,802
 8/31/2016              12,026                     12,883
 9/30/2016              12,182                     13,042
10/31/2016              12,338                     12,854
11/30/2016              12,266                     12,557
12/31/2016              12,572                     12,878
 1/31/2017              13,175                     13,334
 2/28/2017              13,283                     13,547
 3/31/2017              13,588                     13,890
 4/30/2017              13,781                     14,188
 5/31/2017              14,023                     14,648
 6/30/2017              14,148                     14,694
 7/31/2017              14,821                     15,235
 8/31/2017              14,919                     15,315
 9/30/2017              15,212                     15,599
10/31/2017              15,542                     15,893
11/30/2017              15,652                     16,022
12/31/2017              16,118                     16,380
 1/31/2018              17,149                     17,292
 2/28/2018              16,230                     16,477
 3/31/2018              16,026                     16,186
 4/30/2018              16,336                     16,445
 5/31/2018              15,728                     16,065
 6/30/2018              15,235                     15,763
 7/31/2018              15,750                     16,140
 8/31/2018              15,247                     15,802
 9/30/2018              15,438                     15,874
10/31/2018              14,110                     14,583



AVERAGE ANNUAL                         ONE       FIVE      SINCE
TOTAL RETURN                           YEAR      YEARS   INCEPTION
--------------                      ---------  --------  ---------
                                        -9.22%     1.61%     4.29%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2018

                                     [CHART]


                World Ex U.S. Targeted        MSCI All Country World ex USA
                   Value Portfolio           Small Cap Index (net dividends)
               ------------------------      -------------------------------
 11/1/2012             $10,000                          $10,000
11/30/2012              10,120                           10,013
12/31/2012              10,735                           10,417
 1/31/2013              11,157                           10,868
 2/28/2013              11,147                           10,925
 3/31/2013              11,278                           11,098
 4/30/2013              11,549                           11,398
 5/31/2013              11,298                           11,175
 6/30/2013              10,766                           10,607
 7/31/2013              11,376                           11,134
 8/31/2013              11,193                           11,038
 9/30/2013              12,191                           11,920
10/31/2013              12,690                           12,289
11/30/2013              12,629                           12,257
12/31/2013              12,872                           12,472
 1/31/2014              12,497                           12,231
 2/28/2014              13,185                           12,888
 3/31/2014              13,404                           12,904
 4/30/2014              13,404                           12,883
 5/31/2014              13,633                           13,090
 6/30/2014              13,888                           13,374
 7/31/2014              13,616                           13,121
 8/31/2014              13,773                           13,215
 9/30/2014              12,908                           12,464
10/31/2014              12,698                           12,170
11/30/2014              12,571                           12,119
12/31/2014              12,294                           11,969
 1/31/2015              12,219                           11,925
 2/28/2015              12,977                           12,575
 3/31/2015              12,710                           12,439
 4/30/2015              13,511                           13,182
 5/31/2015              13,489                           13,256
 6/30/2015              13,224                           12,964
 7/31/2015              12,816                           12,717
 8/31/2015              12,088                           12,007
 9/30/2015              11,599                           11,665
10/31/2015              12,332                           12,356
11/30/2015              12,170                           12,268
12/31/2015              12,035                           12,280
 1/31/2016              11,171                           11,339
 2/29/2016              11,149                           11,377
 3/31/2016              12,256                           12,364
 4/30/2016              12,733                           12,710
 5/31/2016              12,408                           12,626
 6/30/2016              12,109                           12,256
 7/31/2016              12,909                           12,938
 8/31/2016              13,019                           12,907
 9/30/2016              13,305                           13,225
10/31/2016              13,218                           12,877
11/30/2016              13,042                           12,495
12/31/2016              13,277                           12,760
 1/31/2017              14,026                           13,249
 2/28/2017              14,357                           13,598
 3/31/2017              14,724                           13,880
 4/30/2017              15,055                           14,296
 5/31/2017              15,331                           14,684
 6/30/2017              15,481                           14,746
 7/31/2017              16,127                           15,267
 8/31/2017              16,295                           15,432
 9/30/2017              16,609                           15,764
10/31/2017              16,867                           16,058
11/30/2017              16,911                           16,297
12/31/2017              17,462                           16,798
 1/31/2018              18,401                           17,624
 2/28/2018              17,485                           16,931
 3/31/2018              17,261                           16,739
 4/30/2018              17,456                           16,932
 5/31/2018              17,078                           16,761
 6/30/2018              16,386                           16,304
 7/31/2018              16,641                           16,418
 8/31/2018              16,189                           16,258
 9/30/2018              16,093                           16,057
10/31/2018              14,580                           14,496



AVERAGE ANNUAL                         ONE        FIVE      SINCE
TOTAL RETURN                           YEAR       YEARS   INCEPTION
--------------                      ----------  --------  ---------
                                        -13.56%     2.82%     6.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2018

                                 [CHART]

                        World Ex U.S. Core        MSCI All Country World
                         Equity Portfolio      ex USA Index (net dividends)
                        ------------------     ----------------------------
   4/9/2013                   $10,000                     $10,000
  4/30/2013                    10,160                      10,415
  5/31/2013                     9,890                      10,174
  6/30/2013                     9,485                       9,733
  7/31/2013                     9,971                      10,159
  8/31/2013                     9,830                      10,019
  9/30/2013                    10,575                      10,715
 10/31/2013                    10,962                      11,108
 11/30/2013                    10,952                      11,127
 12/31/2013                    11,104                      11,225
  1/31/2014                    10,653                      10,715
  2/28/2014                    11,227                      11,254
  3/31/2014                    11,309                      11,282
  4/30/2014                    11,422                      11,431
  5/31/2014                    11,597                      11,654
  6/30/2014                    11,810                      11,850
  7/31/2014                    11,592                      11,732
  8/31/2014                    11,706                      11,797
  9/30/2014                    11,072                      11,226
 10/31/2014                    10,957                      11,115
 11/30/2014                    10,916                      11,195
 12/31/2014                    10,565                      10,791
  1/31/2015                    10,565                      10,775
  2/28/2015                    11,162                      11,351
  3/31/2015                    10,968                      11,168
  4/30/2015                    11,608                      11,732
  5/31/2015                    11,534                      11,549
  6/30/2015                    11,209                      11,227
  7/31/2015                    10,976                      11,196
  8/31/2015                    10,234                      10,340
  9/30/2015                     9,847                       9,860
 10/31/2015                    10,465                      10,595
 11/30/2015                    10,348                      10,376
 12/31/2015                    10,164                      10,180
  1/31/2016                     9,533                       9,488
  2/29/2016                     9,372                       9,379
  3/31/2016                    10,212                      10,142
  4/30/2016                    10,459                      10,409
  5/31/2016                    10,319                      10,233
  6/30/2016                    10,173                      10,077
  7/31/2016                    10,705                      10,575
  8/31/2016                    10,792                      10,642
  9/30/2016                    10,993                      10,773
 10/31/2016                    10,840                      10,618
 11/30/2016                    10,610                      10,373
 12/31/2016                    10,812                      10,638
  1/31/2017                    11,295                      11,015
  2/28/2017                    11,493                      11,190
  3/31/2017                    11,793                      11,474
  4/30/2017                    12,068                      11,720
  5/31/2017                    12,376                      12,100
  6/30/2017                    12,475                      12,138
  7/31/2017                    12,965                      12,585
  8/31/2017                    13,087                      12,651
  9/30/2017                    13,340                      12,886
 10/31/2017                    13,586                      13,128
 11/30/2017                    13,698                      13,235
 12/31/2017                    14,074                      13,531
  1/31/2018                    14,863                      14,284
  2/28/2018                    14,142                      13,611
  3/31/2018                    14,040                      13,371
  4/30/2018                    14,142                      13,584
  5/31/2018                    13,883                      13,270
  6/30/2018                    13,468                      13,021
  7/31/2018                    13,753                      13,332
  8/31/2018                    13,423                      13,053
  9/30/2018                    13,400                      13,113
 10/31/2018                    12,198                      12,046


AVERAGE ANNUAL                         ONE       FIVE     SINCE
TOTAL RETURN                           YEAR      YEARS  INCEPTION
--------------                      ----------  ------  ---------
                                        -10.22%   2.16%     3.64%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2018

                                     [CHART]

                                                 MSCI All Country World
               World Core Equity Portfolio        Index (net dividends)
              ----------------------------      -------------------------
  3/7/2012               $10,000                        $10,000
 3/31/2012                10,170                         10,307
 4/30/2012                10,050                         10,189
 5/31/2012                 9,400                          9,276
 6/30/2012                 9,822                          9,734
 7/31/2012                 9,913                          9,867
 8/31/2012                10,175                         10,082
 9/30/2012                10,465                         10,399
10/31/2012                10,354                         10,330
11/30/2012                10,425                         10,462
12/31/2012                10,644                         10,699
 1/31/2013                11,175                         11,192
 2/28/2013                11,266                         11,190
 3/31/2013                11,598                         11,395
 4/30/2013                11,843                         11,720
 5/31/2013                11,986                         11,688
 6/30/2013                11,754                         11,346
 7/31/2013                12,382                         11,890
 8/31/2013                12,053                         11,642
 9/30/2013                12,609                         12,243
10/31/2013                13,125                         12,735
11/30/2013                13,477                         12,916
12/31/2013                13,786                         13,138
 1/31/2014                13,260                         12,613
 2/28/2014                13,902                         13,222
 3/31/2014                14,000                         13,281
 4/30/2014                14,074                         13,407
 5/31/2014                14,359                         13,693
 6/30/2014                14,684                         13,950
 7/31/2014                14,355                         13,781
 8/31/2014                14,726                         14,086
 9/30/2014                14,116                         13,629
10/31/2014                14,222                         13,725
11/30/2014                14,340                         13,954
12/31/2014                14,128                         13,685
 1/31/2015                13,902                         13,471
 2/28/2015                14,731                         14,221
 3/31/2015                14,555                         14,001
 4/30/2015                14,944                         14,407
 5/31/2015                14,987                         14,388
 6/30/2015                14,696                         14,049
 7/31/2015                14,642                         14,171
 8/31/2015                13,729                         13,200
 9/30/2015                13,239                         12,722
10/31/2015                14,135                         13,720
11/30/2015                14,113                         13,607
12/31/2015                13,780                         13,362
 1/31/2016                12,967                         12,556
 2/29/2016                12,901                         12,469
 3/31/2016                13,930                         13,393
 4/30/2016                14,140                         13,591
 5/31/2016                14,173                         13,608
 6/30/2016                14,055                         13,526
 7/31/2016                14,700                         14,109
 8/31/2016                14,789                         14,156
 9/30/2016                14,929                         14,243
10/31/2016                14,662                         14,001
11/30/2016                14,963                         14,108
12/31/2016                15,257                         14,412
 1/31/2017                15,719                         14,806
 2/28/2017                16,114                         15,222
 3/31/2017                16,308                         15,408
 4/30/2017                16,579                         15,648
 5/31/2017                16,828                         15,994
 6/30/2017                17,001                         16,066
 7/31/2017                17,467                         16,515
 8/31/2017                17,524                         16,579
 9/30/2017                17,890                         16,899
10/31/2017                18,347                         17,250
11/30/2017                18,735                         17,584
12/31/2017                19,085                         17,867
 1/31/2018                20,087                         18,875
 2/28/2018                19,235                         18,083
 3/31/2018                19,008                         17,696
 4/30/2018                19,088                         17,865
 5/31/2018                19,180                         17,887
 6/30/2018                18,969                         17,790
 7/31/2018                19,491                         18,326
 8/31/2018                19,630                         18,470
 9/30/2018                19,606                         18,551
10/31/2018                17,951                         17,161

AVERAGE ANNUAL                         ONE       FIVE      SINCE
TOTAL RETURN                           YEAR      YEARS   INCEPTION
--------------                      ---------  --------  ---------
                                        -2.16%     6.46%     9.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2018

                                    [CHART]

              Selectively Hedged     MSCI All Country World Index
           Global Equity Portfolio        (net dividends)
           -----------------------   ----------------------------

11/14/2011        $10,000                     $10,000
11/30/2011         $9,920                      $9,873
12/31/2011         $9,828                      $9,853
 1/31/2012        $10,533                     $10,426
 2/29/2012        $11,077                     $10,951
 3/31/2012        $11,141                     $11,024
 4/30/2012        $10,939                     $10,898
 5/31/2012         $9,962                      $9,921
 6/30/2012        $10,442                     $10,410
 7/31/2012        $10,463                     $10,553
 8/31/2012        $10,748                     $10,782
 9/30/2012        $11,122                     $11,122
10/31/2012        $11,112                     $11,048
11/30/2012        $11,265                     $11,189
12/31/2012        $11,718                     $11,443
 1/31/2013        $12,225                     $11,970
 2/28/2013        $12,287                     $11,968
 3/31/2013        $12,576                     $12,187
 4/30/2013        $12,814                     $12,535
 5/31/2013        $12,897                     $12,501
 6/30/2013        $12,514                     $12,135
 7/31/2013        $13,114                     $12,716
 8/31/2013        $12,845                     $12,451
 9/30/2013        $13,569                     $13,094
10/31/2013        $14,096                     $13,621
11/30/2013        $14,324                     $13,813
12/31/2013        $14,611                     $14,052
 1/31/2014        $14,001                     $13,490
 2/28/2014        $14,675                     $14,141
 3/31/2014        $14,847                     $14,204
 4/30/2014        $14,879                     $14,339
 5/31/2014        $15,136                     $14,644
 6/30/2014        $15,500                     $14,920
 7/31/2014        $15,200                     $14,739
 8/31/2014        $15,628                     $15,065
 9/30/2014        $15,061                     $14,576
10/31/2014        $15,200                     $14,679
11/30/2014        $15,360                     $14,924
12/31/2014        $15,182                     $14,636
 1/31/2015        $14,958                     $14,408
 2/28/2015        $15,878                     $15,210
 3/31/2015        $15,766                     $14,974
 4/30/2015        $16,136                     $15,409
 5/31/2015        $16,226                     $15,388
 6/30/2015        $15,867                     $15,026
 7/31/2015        $15,754                     $15,157
 8/31/2015        $14,700                     $14,118
 9/30/2015        $14,172                     $13,606
10/31/2015        $15,148                     $14,674
11/30/2015        $15,204                     $14,553
12/31/2015        $14,728                     $14,290
 1/31/2016        $13,907                     $13,429
 2/29/2016        $13,768                     $13,336
 3/31/2016        $14,797                     $14,324
 4/30/2016        $14,948                     $14,536
 5/31/2016        $15,063                     $14,554
 6/30/2016        $14,971                     $14,466
 7/31/2016        $15,641                     $15,090
 8/31/2016        $15,792                     $15,140
 9/30/2016        $15,930                     $15,233
10/31/2016        $15,803                     $14,975
11/30/2016        $16,254                     $15,088
12/31/2016        $16,619                     $15,414
 1/31/2017        $17,012                     $15,836
 2/28/2017        $17,477                     $16,280
 3/31/2017        $17,679                     $16,479
 4/30/2017        $17,906                     $16,736
 5/31/2017        $18,072                     $17,106
 6/30/2017        $18,239                     $17,183
 7/31/2017        $18,656                     $17,664
 8/31/2017        $18,716                     $17,731
 9/30/2017        $19,121                     $18,074
10/31/2017        $19,681                     $18,449
11/30/2017        $20,002                     $18,806
12/31/2017        $20,383                     $19,109
 1/31/2018        $21,253                     $20,187
 2/28/2018        $20,396                     $19,340
 3/31/2018        $20,163                     $18,926
 4/30/2018        $20,347                     $19,106
 5/31/2018        $20,457                     $19,130
 6/30/2018        $20,224                     $19,027
 7/31/2018        $20,812                     $19,600
 8/31/2018        $20,934                     $19,754
 9/30/2018        $20,885                     $19,840
10/31/2018        $19,233                     $18,354


















































AVERAGE ANNUAL                         ONE       FIVE      SINCE
TOTAL RETURN                           YEAR      YEARS   INCEPTION
--------------                      ---------  --------  ---------
                                        -2.28%     6.41%     9.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2008               $10,000                     $10,000
11/30/2008                 9,091                       9,247
12/31/2008                 9,800                       9,968
 1/31/2009                 9,050                       9,325
 2/28/2009                 8,457                       8,799
 3/31/2009                 9,679                      10,063
 4/30/2009                11,109                      11,738
 5/31/2009                13,002                      13,743
 6/30/2009                12,887                      13,558
 7/31/2009                14,357                      15,083
 8/31/2009                14,405                      15,029
 9/30/2009                15,668                      16,393
10/31/2009                15,339                      16,413
11/30/2009                16,251                      17,118
12/31/2009                16,833                      17,794
 1/31/2010                15,911                      16,802
 2/28/2010                16,102                      16,861
 3/31/2010                17,445                      18,222
 4/30/2010                17,545                      18,443
 5/31/2010                15,908                      16,821
 6/30/2010                15,932                      16,697
 7/31/2010                17,331                      18,088
 8/31/2010                16,925                      17,736
 9/30/2010                18,844                      19,707
10/31/2010                19,410                      20,280
11/30/2010                18,970                      19,744
12/31/2010                20,505                      21,153
 1/31/2011                19,970                      20,579
 2/28/2011                19,823                      20,387
 3/31/2011                20,920                      21,586
 4/30/2011                21,649                      22,256
 5/31/2011                21,047                      21,672
 6/30/2011                20,790                      21,338
 7/31/2011                20,622                      21,244
 8/31/2011                18,947                      19,345
 9/30/2011                16,079                      16,525
10/31/2011                18,086                      18,714
11/30/2011                17,449                      17,466
12/31/2011                16,934                      17,256
 1/31/2012                18,751                      19,213
 2/29/2012                19,763                      20,364
 3/31/2012                19,243                      19,684
 4/30/2012                18,893                      19,449
 5/31/2012                16,856                      17,268
 6/30/2012                17,680                      17,934
 7/31/2012                17,823                      18,284
 8/31/2012                17,931                      18,223
 9/30/2012                18,932                      19,323
10/31/2012                18,824                      19,206
11/30/2012                19,070                      19,450
12/31/2012                20,178                      20,401
 1/31/2013                20,281                      20,682
 2/28/2013                20,039                      20,422
 3/31/2013                19,749                      20,070
 4/30/2013                19,962                      20,222
 5/31/2013                19,309                      19,703
 6/30/2013                18,093                      18,448
 7/31/2013                18,352                      18,641
 8/31/2013                17,916                      18,321
 9/30/2013                19,193                      19,512
10/31/2013                20,063                      20,460
11/30/2013                19,758                      20,161
12/31/2013                19,549                      19,870
 1/31/2014                18,186                      18,580
 2/28/2014                18,841                      19,195
 3/31/2014                19,496                      19,784
 4/30/2014                19,609                      19,850
 5/31/2014                20,272                      20,543
 6/30/2014                20,829                      21,089
 7/31/2014                21,071                      21,497
 8/31/2014                21,722                      21,981
 9/30/2014                20,117                      20,352
10/31/2014                20,331                      20,592
11/30/2014                20,125                      20,374
12/31/2014                19,214                      19,435
 1/31/2015                19,337                      19,552
 2/28/2015                19,920                      20,157
 3/31/2015                19,498                      19,870
 4/30/2015                20,795                      21,399
 5/31/2015                19,959                      20,542
 6/30/2015                19,472                      20,008
 7/31/2015                18,217                      18,621
 8/31/2015                16,708                      16,937
 9/30/2015                16,254                      16,428
10/31/2015                17,233                      17,599
11/30/2015                16,635                      16,913
12/31/2015                16,176                      16,536
 1/31/2016                15,488                      15,463
 2/29/2016                15,394                      15,438
 3/31/2016                17,425                      17,481
 4/30/2016                17,527                      17,576
 5/31/2016                16,836                      16,920
 6/30/2016                17,726                      17,596
 7/31/2016                18,634                      18,482
 8/31/2016                18,856                      18,941
 9/30/2016                19,091                      19,185
10/31/2016                19,131                      19,230
11/30/2016                18,132                      18,345
12/31/2016                18,132                      18,386
 1/31/2017                19,217                      19,392
 2/28/2017                19,855                      19,985
 3/31/2017                20,493                      20,490
 4/30/2017                20,884                      20,939
 5/31/2017                21,507                      21,558
 6/30/2017                21,706                      21,775
 7/31/2017                22,852                      23,073
 8/31/2017                23,324                      23,587
 9/30/2017                23,096                      23,493
10/31/2017                23,880                      24,317
11/30/2017                23,953                      24,366
12/31/2017                24,764                      25,240
 1/31/2018                26,625                      27,344
 2/28/2018                25,349                      26,083
 3/31/2018                25,219                      25,598
 4/30/2018                24,894                      25,485
 5/31/2018                23,910                      24,582
 6/30/2018                22,893                      23,560
 7/31/2018                23,717                      24,078
 8/31/2018                23,171                      23,427
 9/30/2018                22,894                      23,303
10/31/2018                20,982                      21,273


AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  --------
                                        -12.14%     0.90%     7.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                  Emerging Markets Small Cap        MSCI Emerging Markets
                           Portfolio                Index (net dividends)
               -------------------------------      ---------------------
10/31/2008                  $10,000                         $10,000
11/30/2008                    9,388                           9,247
12/31/2008                   10,711                           9,968
 1/31/2009                    9,887                           9,325
 2/28/2009                    9,280                           8,799
 3/31/2009                   10,557                          10,063
 4/30/2009                   12,694                          11,738
 5/31/2009                   15,602                          13,743
 6/30/2009                   15,524                          13,558
 7/31/2009                   17,494                          15,083
 8/31/2009                   17,701                          15,029
 9/30/2009                   19,178                          16,393
10/31/2009                   19,156                          16,413
11/30/2009                   20,276                          17,118
12/31/2009                   21,393                          17,794
 1/31/2010                   20,446                          16,802
 2/28/2010                   20,798                          16,861
 3/31/2010                   22,575                          18,222
 4/30/2010                   22,938                          18,443
 5/31/2010                   20,623                          16,821
 6/30/2010                   21,169                          16,697
 7/31/2010                   23,112                          18,088
 8/31/2010                   23,223                          17,736
 9/30/2010                   26,035                          19,707
10/31/2010                   27,073                          20,280
11/30/2010                   26,336                          19,744
12/31/2010                   27,851                          21,153
 1/31/2011                   26,670                          20,579
 2/28/2011                   25,883                          20,387
 3/31/2011                   27,318                          21,586
 4/30/2011                   28,754                          22,256
 5/31/2011                   28,094                          21,672
 6/30/2011                   27,866                          21,338
 7/31/2011                   28,181                          21,244
 8/31/2011                   25,501                          19,345
 9/30/2011                   20,966                          16,525
10/31/2011                   23,275                          18,714
11/30/2011                   22,138                          17,466
12/31/2011                   21,550                          17,256
 1/31/2012                   23,980                          19,213
 2/29/2012                   25,938                          20,364
 3/31/2012                   25,261                          19,684
 4/30/2012                   24,657                          19,449
 5/31/2012                   22,396                          17,268
 6/30/2012                   23,254                          17,934
 7/31/2012                   22,962                          18,284
 8/31/2012                   23,558                          18,223
 9/30/2012                   24,935                          19,323
10/31/2012                   24,838                          19,206
11/30/2012                   25,265                          19,450
12/31/2012                   26,818                          20,401
 1/31/2013                   27,312                          20,682
 2/28/2013                   27,591                          20,422
 3/31/2013                   27,461                          20,070
 4/30/2013                   28,019                          20,222
 5/31/2013                   27,613                          19,703
 6/30/2013                   25,225                          18,448
 7/31/2013                   25,339                          18,641
 8/31/2013                   24,281                          18,321
 9/30/2013                   26,054                          19,512
10/31/2013                   27,054                          20,460
11/30/2013                   26,669                          20,161
12/31/2013                   26,448                          19,870
 1/31/2014                   25,317                          18,580
 2/28/2014                   26,434                          19,195
 3/31/2014                   27,342                          19,784
 4/30/2014                   27,566                          19,850
 5/31/2014                   28,499                          20,543
 6/30/2014                   29,232                          21,089
 7/31/2014                   29,298                          21,497
 8/31/2014                   30,195                          21,981
 9/30/2014                   28,692                          20,352
10/31/2014                   28,439                          20,592
11/30/2014                   28,108                          20,374
12/31/2014                   27,241                          19,435
 1/31/2015                   27,680                          19,552
 2/28/2015                   28,392                          20,157
 3/31/2015                   28,173                          19,870
 4/30/2015                   30,172                          21,399
 5/31/2015                   29,748                          20,542
 6/30/2015                   28,727                          20,008
 7/31/2015                   26,973                          18,621
 8/31/2015                   24,327                          16,937
 9/30/2015                   24,288                          16,428
10/31/2015                   25,631                          17,599
11/30/2015                   25,105                          16,913
12/31/2015                   24,873                          16,536
 1/31/2016                   23,387                          15,463
 2/29/2016                   23,288                          15,438
 3/31/2016                   26,154                          17,481
 4/30/2016                   26,807                          17,576
 5/31/2016                   25,686                          16,920
 6/30/2016                   27,107                          17,596
 7/31/2016                   28,681                          18,482
 8/31/2016                   28,853                          18,941
 9/30/2016                   29,324                          19,185
10/31/2016                   29,209                          19,230
11/30/2016                   27,433                          18,345
12/31/2016                   27,588                          18,386
 1/31/2017                   29,195                          19,392
 2/28/2017                   30,726                          19,985
 3/31/2017                   31,678                          20,490
 4/30/2017                   32,080                          20,939
 5/31/2017                   32,199                          21,558
 6/30/2017                   32,399                          21,775
 7/31/2017                   33,757                          23,073
 8/31/2017                   34,533                          23,587
 9/30/2017                   34,365                          23,493
10/31/2017                   35,343                          24,317
11/30/2017                   35,884                          24,366
12/31/2017                   37,315                          25,240
 1/31/2018                   39,753                          27,344
 2/28/2018                   38,065                          26,083
 3/31/2018                   37,846                          25,598
 4/30/2018                   37,471                          25,485
 5/31/2018                   36,643                          24,582
 6/30/2018                   34,173                          23,560
 7/31/2018                   34,720                          24,078
 8/31/2018                   33,704                          23,427
 9/30/2018                   32,620                          23,303
10/31/2018                   29,528                          21,273



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -16.45%     1.77%     11.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                      [CHART]

                     Emerging Markets Value       MSCI Emerging Markets Index
                      Portfolio - Class R2             (net dividends)
                     ----------------------       ---------------------------
10/31/2008                  $10,000                         $10,000
11/30/2008                    9,232                           9,247
12/31/2008                   10,346                           9,968
 1/31/2009                    9,446                           9,325
 2/28/2009                    8,611                           8,799
 3/31/2009                   10,106                          10,063
 4/30/2009                   12,115                          11,738
 5/31/2009                   14,836                          13,743
 6/30/2009                   14,631                          13,558
 7/31/2009                   16,563                          15,083
 8/31/2009                   16,701                          15,029
 9/30/2009                   18,257                          16,393
10/31/2009                   17,829                          16,413
11/30/2009                   18,970                          17,118
12/31/2009                   19,897                          17,794
 1/31/2010                   18,786                          16,802
 2/28/2010                   18,887                          16,861
 3/31/2010                   20,503                          18,222
 4/30/2010                   20,705                          18,443
 5/31/2010                   18,483                          16,821
 6/30/2010                   18,587                          16,697
 7/31/2010                   20,379                          18,088
 8/31/2010                   19,931                          17,736
 9/30/2010                   22,291                          19,707
10/31/2010                   23,125                          20,280
11/30/2010                   22,291                          19,744
12/31/2010                   24,167                          21,153
 1/31/2011                   23,405                          20,579
 2/28/2011                   23,018                          20,387
 3/31/2011                   24,334                          21,586
 4/30/2011                   25,189                          22,256
 5/31/2011                   24,227                          21,672
 6/30/2011                   23,719                          21,338
 7/31/2011                   23,518                          21,244
 8/31/2011                   21,124                          19,345
 9/30/2011                   17,332                          16,525
10/31/2011                   19,601                          18,714
11/30/2011                   18,602                          17,466
12/31/2011                   17,933                          17,256
 1/31/2012                   20,413                          19,213
 2/29/2012                   21,650                          20,364
 3/31/2012                   20,717                          19,684
 4/30/2012                   20,040                          19,449
 5/31/2012                   17,816                          17,268
 6/30/2012                   18,618                          17,934
 7/31/2012                   18,500                          18,284
 8/31/2012                   18,750                          18,223
 9/30/2012                   19,950                          19,323
10/31/2012                   19,685                          19,206
11/30/2012                   19,901                          19,450
12/31/2012                   21,346                          20,401
 1/31/2013                   21,690                          20,682
 2/28/2013                   21,318                          20,422
 3/31/2013                   21,134                          20,070
 4/30/2013                   21,313                          20,222
 5/31/2013                   20,697                          19,703
 6/30/2013                   18,948                          18,448
 7/31/2013                   19,316                          18,641
 8/31/2013                   18,905                          18,321
 9/30/2013                   20,297                          19,512
10/31/2013                   21,210                          20,460
11/30/2013                   20,696                          20,161
12/31/2013                   20,483                          19,870
 1/31/2014                   19,044                          18,580
 2/28/2014                   19,466                          19,195
 3/31/2014                   20,327                          19,784
 4/30/2014                   20,453                          19,850
 5/31/2014                   21,284                          20,543
 6/30/2014                   21,835                          21,089
 7/31/2014                   22,243                          21,497
 8/31/2014                   22,733                          21,981
 9/30/2014                   20,869                          20,352
10/31/2014                   20,839                          20,592
11/30/2014                   20,487                          20,374
12/31/2014                   19,530                          19,435
 1/31/2015                   19,371                          19,552
 2/28/2015                   20,054                          20,157
 3/31/2015                   19,485                          19,870
 4/30/2015                   21,412                          21,399
 5/31/2015                   20,456                          20,542
 6/30/2015                   19,803                          20,008
 7/31/2015                   18,210                          18,621
 8/31/2015                   16,556                          16,937
 9/30/2015                   15,998                          16,428
10/31/2015                   16,986                          17,599
11/30/2015                   16,320                          16,913
12/31/2015                   15,823                          16,536
 1/31/2016                   14,937                          15,463
 2/29/2016                   15,022                          15,438
 3/31/2016                   17,225                          17,481
 4/30/2016                   17,686                          17,576
 5/31/2016                   16,530                          16,920
 6/30/2016                   17,429                          17,596
 7/31/2016                   18,523                          18,482
 8/31/2016                   18,862                          18,941
 9/30/2016                   19,121                          19,185
10/31/2016                   19,532                          19,230
11/30/2016                   18,844                          18,345
12/31/2016                   18,921                          18,386
 1/31/2017                   20,113                          19,392
 2/28/2017                   21,019                          19,985
 3/31/2017                   21,606                          20,490
 4/30/2017                   21,757                          20,939
 5/31/2017                   22,139                          21,558
 6/30/2017                   22,192                          21,775
 7/31/2017                   23,377                          23,073
 8/31/2017                   23,958                          23,587
 9/30/2017                   23,419                          23,493
10/31/2017                   24,240                          24,317
11/30/2017                   24,361                          24,366
12/31/2017                   25,252                          25,240
 1/31/2018                   27,466                          27,344
 2/28/2018                   26,163                          26,083
 3/31/2018                   25,805                          25,598
 4/30/2018                   25,895                          25,485
 5/31/2018                   24,771                          24,582
 6/30/2018                   23,412                          23,560
 7/31/2018                   24,478                          24,078
 8/31/2018                   23,892                          23,427
 9/30/2018                   23,912                          23,303
10/31/2018                   21,898                          21,273



AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -9.66%     0.64%     8.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                   [CHART]


                       Emerging Markets
                       Value Portfolio -        MSCI Emerging Markets
                      Institutional Class       Index (net dividends)
                      -------------------       ---------------------
10/31/2008                  $10,000                   $10,000
11/30/2008                    9,241                     9,247
12/31/2008                   10,369                     9,968
 1/31/2009                    9,433                     9,325
 2/28/2009                    8,631                     8,799
 3/31/2009                   10,124                    10,063
 4/30/2009                   12,115                    11,738
 5/31/2009                   14,841                    13,743
 6/30/2009                   14,658                    13,558
 7/31/2009                   16,623                    15,083
 8/31/2009                   16,746                    15,029
 9/30/2009                   18,291                    16,393
10/31/2009                   17,859                    16,413
11/30/2009                   18,996                    17,118
12/31/2009                   19,937                    17,794
 1/31/2010                   18,802                    16,802
 2/28/2010                   18,948                    16,861
 3/31/2010                   20,615                    18,222
 4/30/2010                   20,748                    18,443
 5/31/2010                   18,573                    16,821
 6/30/2010                   18,689                    16,697
 7/31/2010                   20,419                    18,088
 8/31/2010                   20,048                    17,736
 9/30/2010                   22,455                    19,707
10/31/2010                   23,224                    20,280
11/30/2010                   22,468                    19,744
12/31/2010                   24,334                    21,153
 1/31/2011                   23,574                    20,579
 2/28/2011                   23,177                    20,387
 3/31/2011                   24,509                    21,586
 4/30/2011                   25,384                    22,256
 5/31/2011                   24,415                    21,672
 6/30/2011                   23,915                    21,338
 7/31/2011                   23,712                    21,244
 8/31/2011                   21,305                    19,345
 9/30/2011                   17,480                    16,525
10/31/2011                   19,777                    18,714
11/30/2011                   18,775                    17,466
12/31/2011                   18,101                    17,256
 1/31/2012                   20,611                    19,213
 2/29/2012                   21,866                    20,364
 3/31/2012                   20,924                    19,684
 4/30/2012                   20,241                    19,449
 5/31/2012                   18,003                    17,268
 6/30/2012                   18,817                    17,934
 7/31/2012                   18,698                    18,284
 8/31/2012                   18,957                    18,223
 9/30/2012                   20,176                    19,323
10/31/2012                   19,915                    19,206
11/30/2012                   20,134                    19,450
12/31/2012                   21,605                    20,401
 1/31/2013                   21,953                    20,682
 2/28/2013                   21,584                    20,422
 3/31/2013                   21,399                    20,070
 4/30/2013                   21,587                    20,222
 5/31/2013                   20,971                    19,703
 6/30/2013                   19,206                    18,448
 7/31/2013                   19,578                    18,641
 8/31/2013                   19,162                    18,321
 9/30/2013                   20,577                    19,512
10/31/2013                   21,510                    20,460
11/30/2013                   20,989                    20,161
12/31/2013                   20,784                    19,870
 1/31/2014                   19,331                    18,580
 2/28/2014                   19,760                    19,195
 3/31/2014                   20,641                    19,784
 4/30/2014                   20,776                    19,850
 5/31/2014                   21,619                    20,543
 6/30/2014                   22,183                    21,089
 7/31/2014                   22,598                    21,497
 8/31/2014                   23,103                    21,981
 9/30/2014                   21,208                    20,352
10/31/2014                   21,185                    20,592
11/30/2014                   20,835                    20,374
12/31/2014                   19,866                    19,435
 1/31/2015                   19,704                    19,552
 2/28/2015                   20,406                    20,157
 3/31/2015                   19,828                    19,870
 4/30/2015                   21,803                    21,399
 5/31/2015                   20,831                    20,542
 6/30/2015                   20,167                    20,008
 7/31/2015                   18,547                    18,621
 8/31/2015                   16,865                    16,937
 9/30/2015                   16,302                    16,428
10/31/2015                   17,315                    17,599
11/30/2015                   16,637                    16,913
12/31/2015                   16,137                    16,536
 1/31/2016                   15,227                    15,463
 2/29/2016                   15,322                    15,438
 3/31/2016                   17,573                    17,481
 4/30/2016                   18,048                    17,576
 5/31/2016                   16,875                    16,920
 6/30/2016                   17,798                    17,596
 7/31/2016                   18,917                    18,482
 8/31/2016                   19,261                    18,941
 9/30/2016                   19,527                    19,185
10/31/2016                   19,953                    19,230
11/30/2016                   19,254                    18,345
12/31/2016                   19,339                    18,386
 1/31/2017                   20,558                    19,392
 2/28/2017                   21,494                    19,985
 3/31/2017                   22,084                    20,490
 4/30/2017                   22,245                    20,939
 5/31/2017                   22,649                    21,558
 6/30/2017                   22,708                    21,775
 7/31/2017                   23,922                    23,073
 8/31/2017                   24,521                    23,587
 9/30/2017                   23,971                    23,493
10/31/2017                   24,822                    24,317
11/30/2017                   24,945                    24,366
12/31/2017                   25,868                    25,240
 1/31/2018                   28,138                    27,344
 2/28/2018                   26,812                    26,083
 3/31/2018                   26,448                    25,598
 4/30/2018                   26,547                    25,485
 5/31/2018                   25,395                    24,582
 6/30/2018                   24,012                    23,560
 7/31/2018                   25,114                    24,078
 8/31/2018                   24,517                    23,427
 9/30/2018                   24,540                    23,303
10/31/2018                   22,477                    21,273



AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  --------
                                        -9.45%     0.88%     8.44%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
 10/31/2008                   $10,000                     $10,000
 11/30/2008                     9,332                       9,247
 12/31/2008                    10,244                       9,968
  1/31/2009                     9,331                       9,325
  2/28/2009                     8,701                       8,799
  3/31/2009                    10,074                      10,063
  4/30/2009                    11,914                      11,738
  5/31/2009                    14,262                      13,743
  6/30/2009                    14,124                      13,558
  7/31/2009                    15,833                      15,083
  8/31/2009                    15,894                      15,029
  9/30/2009                    17,266                      16,393
 10/31/2009                    16,947                      16,413
 11/30/2009                    17,985                      17,118
 12/31/2009                    18,806                      17,794
  1/31/2010                    17,774                      16,802
  2/28/2010                    17,970                      16,861
  3/31/2010                    19,520                      18,222
  4/30/2010                    19,706                      18,443
  5/31/2010                    17,796                      16,821
  6/30/2010                    17,947                      16,697
  7/31/2010                    19,568                      18,088
  8/31/2010                    19,308                      17,736
  9/30/2010                    21,615                      19,707
 10/31/2010                    22,252                      20,280
 11/30/2010                    21,657                      19,744
 12/31/2010                    23,248                      21,153
  1/31/2011                    22,513                      20,579
  2/28/2011                    22,125                      20,387
  3/31/2011                    23,384                      21,586
  4/30/2011                    24,307                      22,256
  5/31/2011                    23,636                      21,672
  6/30/2011                    23,307                      21,338
  7/31/2011                    23,254                      21,244
  8/31/2011                    21,156                      19,345
  9/30/2011                    17,655                      16,525
 10/31/2011                    19,897                      18,714
 11/30/2011                    19,047                      17,466
 12/31/2011                    18,448                      17,256
  1/31/2012                    20,620                      19,213
  2/29/2012                    21,915                      20,364
  3/31/2012                    21,230                      19,684
  4/30/2012                    20,759                      19,449
  5/31/2012                    18,577                      17,268
  6/30/2012                    19,409                      17,934
  7/31/2012                    19,420                      18,284
  8/31/2012                    19,625                      18,223
  9/30/2012                    20,743                      19,323
 10/31/2012                    20,602                      19,206
 11/30/2012                    20,917                      19,450
 12/31/2012                    22,227                      20,401
  1/31/2013                    22,423                      20,682
  2/28/2013                    22,271                      20,422
  3/31/2013                    22,034                      20,070
  4/30/2013                    22,285                      20,222
  5/31/2013                    21,674                      19,703
  6/30/2013                    20,117                      18,448
  7/31/2013                    20,392                      18,641
  8/31/2013                    19,864                      18,321
  9/30/2013                    21,282                      19,512
 10/31/2013                    22,200                      20,460
 11/30/2013                    21,835                      20,161
 12/31/2013                    21,641                      19,870
  1/31/2014                    20,273                      18,580
  2/28/2014                    21,007                      19,195
  3/31/2014                    21,774                      19,784
  4/30/2014                    21,930                      19,850
  5/31/2014                    22,653                      20,543
  6/30/2014                    23,241                      21,089
  7/31/2014                    23,454                      21,497
  8/31/2014                    24,180                      21,981
  9/30/2014                    22,496                      20,352
 10/31/2014                    22,620                      20,592
 11/30/2014                    22,383                      20,374
 12/31/2014                    21,443                      19,435
  1/31/2015                    21,613                      19,552
  2/28/2015                    22,236                      20,157
  3/31/2015                    21,862                      19,870
  4/30/2015                    23,370                      21,399
  5/31/2015                    22,542                      20,542
  6/30/2015                    21,941                      20,008
  7/31/2015                    20,474                      18,621
  8/31/2015                    18,688                      16,937
  9/30/2015                    18,294                      16,428
 10/31/2015                    19,341                      17,599
 11/30/2015                    18,720                      16,913
 12/31/2015                    18,257                      16,536
  1/31/2016                    17,411                      15,463
  2/29/2016                    17,307                      15,438
  3/31/2016                    19,583                      17,481
  4/30/2016                    19,816                      17,576
  5/31/2016                    18,967                      16,920
  6/30/2016                    20,018                      17,596
  7/31/2016                    21,118                      18,482
  8/31/2016                    21,328                      18,941
  9/30/2016                    21,614                      19,185
 10/31/2016                    21,638                      19,230
 11/30/2016                    20,462                      18,345
 12/31/2016                    20,513                      18,386
  1/31/2017                    21,765                      19,392
  2/28/2017                    22,616                      19,985
  3/31/2017                    23,319                      20,490
  4/30/2017                    23,732                      20,939
  5/31/2017                    24,193                      21,558
  6/30/2017                    24,410                      21,775
  7/31/2017                    25,611                      23,073
  8/31/2017                    26,205                      23,587
  9/30/2017                    26,007                      23,493
 10/31/2017                    26,834                      24,317
 11/30/2017                    27,002                      24,366
 12/31/2017                    28,011                      25,240
  1/31/2018                    29,990                      27,344
  2/28/2018                    28,626                      26,083
  3/31/2018                    28,482                      25,598
  4/30/2018                    28,108                      25,485
  5/31/2018                    27,082                      24,582
  6/30/2018                    25,671                      23,560
  7/31/2018                    26,484                      24,078
  8/31/2018                    25,829                      23,427
  9/30/2018                    25,361                      23,303
 10/31/2018                    23,217                      21,273



AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  --------
                                        -13.48%     0.90%     8.79%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 3000(R) Index....................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)................ 1.42%
Russell 2000(R) Index (small-cap stocks).................... 1.85%
Russell Midcap(R) Index (mid-cap stocks).................... 2.79%
Russell 1000(R) Index (large-cap stocks).................... 6.98%
Dow Jones U.S. Select REIT Index SM......................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)........ -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)......  4.13%
Russell 1000(R) Value Index (large-cap value stocks)........  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)...... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2018, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2018, total returns were 5.62% for the Portfolio and 7.35% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio's underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was less than the financing cost of the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller total market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of the U.S. market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 810 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 6.82% for the Portfolio and 6.98% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance. Conversely, the Portfolio's emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs generally underperformed in the U.S.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Master Fund held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 2.79% for the Portfolio and 3.03% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Master Fund's greater emphasis on value stocks also detracted from relative performance. Conversely, the Master Fund's emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Master Fund's general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -1.61% for the Portfolio's Class R1 shares, -1.79% for the Portfolio's Class R2 shares, -1.52% for the Portfolio's Institutional Class shares, and -0.59% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks detracted from performance relative to the benchmark.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -1.48% for the Portfolio and -0.59% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks detracted from performance relative to the benchmark.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,800 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 5.59% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,800 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 4.16% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio's increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 0.69% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 0.77% for the Portfolio and 1.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 1.29% for the Portfolio and 1.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

   The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2018, the Portfolio held approximately 230 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 9.88% for the Portfolio and 6.98% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Portfolio's general exclusions of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities generally underperformed in the U.S.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2018, the Portfolio held approximately 160 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 2.63% for the Portfolio, 7.35% for the S&P 500(R) Index, and 3.04% for the Dow Jones U.S. Select REIT IndexSM, the Portfolio's benchmarks. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than by the behavior of a limited number of securities. The Portfolio's underperformance relative to the REIT benchmark was primarily driven by differences in REIT eligibility between the Portfolio and the benchmark, most notably among data center REITs. The Portfolio includes data center REITs, which underperformed, whereas the REIT benchmark typically excludes these securities.

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%
MSCI World ex USA Mid Cap Index.............................         -8.02%
MSCI World ex USA Small Cap Index...........................         -7.75%
MSCI World ex USA Value Index...............................         -7.54%
MSCI World ex USA Growth Index..............................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP                   ------------ ----------------------
China.......................................................    -16.33%           -16.73%
Korea.......................................................    -18.52%           -19.90%
Taiwan......................................................     -6.62%            -8.98%
India.......................................................     -0.01%           -12.42%
Brazil......................................................     18.95%             4.76%
South Africa................................................    -13.80%           -17.45%
Russia......................................................     22.79%            10.69%
Mexico......................................................     -9.54%           -14.55%
Thailand....................................................      4.01%             4.23%
Malaysia....................................................     -0.18%             0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

GLOBAL REAL ESTATE MARKET REVIEW              12 MONTHS ENDED OCTOBER 31, 2018

   Publicly traded global real estate investment trusts (REITs) had positive returns for the period. REITs generally underperformed U.S. equities but outperformed both developed non-U.S. and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance for the period and outperformed non-U.S. REITs. Among non-U.S. REIT markets, Japan, Canada, and Hong Kong were among the strongest performers, while Turkey, Mexico, and South Africa REITs lagged. At the REIT industry level, industrial REITs generally outperformed, while diversified REITs generally underperformed.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
S&P Global ex U.S. REIT Index...............................         - 0.51%
S&P Global REIT Index.......................................           0.55%

--------
Source: Returns are of Standard and Poor's (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2018. All rights reserved.

   For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. As of October 31, 2018, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -6.97% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts. Conversely, the Portfolio's emphasis on higher-profitability stocks had a positive impact on relative performance, as these stocks generally outperformed. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 5,400 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -8.79% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex

U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Funds collectively held approximately 4,600 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -9.54% for the Portfolio and -7.75% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Master Funds and their benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Funds relative to the benchmark, which in turn led to differences in holdings between the Master Funds and the benchmark. These holdings differences detracted from the Master Funds' performance relative to the benchmark. At the sector level, the Master Funds' general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in developed ex U.S. markets.

GLOBAL SMALL COMPANY PORTFOLIO

   The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the "Underlying Funds") managed by Dimensional that invest individually in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 10,950 securities in 41 eligible developed and emerging markets. In general, average cash exposure throughout the period since the Portfolio launched was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -5.02% for the Portfolio and -3.78% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds' greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. At the sector level, the Underlying Funds' general exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in developed ex U.S. and emerging markets. The Underlying Funds' exclusion of stocks with the lowest profitability and highest relative price also detracted from relative performance, as those stocks outperformed.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held over 1,800 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -7.82% for the Portfolio and -6.01% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in Japan.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -8.51% for the Portfolio and -9.00% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences contributed positively to the Master Fund's performance relative to the benchmark. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 350 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -9.34% for the Portfolio and -7.85% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Master Fund's general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in the U.K.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -11.14% for the Portfolio and -9.49% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in European ex U.K. equity markets rather than by the behavior of a limited number of stocks. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences detracted from the Master Fund's performance relative to the benchmark. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in continental Europe (ex U.K.) markets.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2018, the Portfolio held approximately 280 securities in 21 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -0.24% for the Portfolio and -0.51% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in international real estate securities markets rather than by the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the benchmark had a positive impact on performance relative to the benchmark, as the Portfolio's actual tax rate was lower than the assumed tax rates of the benchmark.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. As of the date of this report, the Portfolio's investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2018, the Portfolio held, either directly or through the underlying portfolios, approximately 440 securities in 22 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 1.91% for the Portfolio and 0.55% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. The Portfolio's general exclusion of hybrid REITs (REITs that own properties and mortgages) benefited performance relative to the benchmark, as those securities were held by the benchmark and generally underperformed for the period. The Portfolio's broader inclusion of specialized REITs also had a positive impact on relative performance, as did withholding tax rate differences between the Portfolio and the benchmark.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held over 2,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -13.37% for the Portfolio and -7.75% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's focus on value stocks detracted from performance relative to the style-neutral benchmark. The Portfolio's greater emphasis on stocks with smaller market capitalizations also detracted from relative performance, as these stocks underperformed. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. markets.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio's increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 4,700 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -9.52% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

   The International High Relative Profitability Portfolio seeks to capture the returns of developed ex U.S. large cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2018, the Portfolio held approximately 550 securities in 22 eligible developed markets. In general, average cash exposure since inception was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -7.20% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts. Conversely, the Portfolio's focus on stocks with higher profitability contributed positively to relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks within large-cap segment of the market for the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 5,200 securities in 41 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -9.22% for the Portfolio and -8.24% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). While low relative price (value) stocks outperformed high relative price (growth) stocks in emerging markets, value stocks underperformed in developed ex U.S. markets. Overall, the Underlying Funds' focus on value stocks had a negative impact on relative performance.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 4,500 securities in 40 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -13.56% for the Portfolio and -9.73% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks in developed ex U.S. markets, the Portfolio's focus on value stocks detracted from performance relative to the benchmark. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also had a negative impact on relative performance, as REITs generally outperformed in developed ex U.S. and emerging markets.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 9,000 securities in 43 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -10.22% for the Portfolio and -8.24% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. and emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). To a lesser extent, the Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. markets.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held more than 13,300 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2018, total returns were -2.16% for the Portfolio and -0.52% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks in developed markets, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Underlying Funds collectively held approximately 13,400 equity securities in 44 eligible developed and emerging markets.

   For the 12 months ended October 31, 2018, total returns were -2.28% for the Portfolio and -0.52% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets (rather than by the behavior of a limited group of stocks in a particular industry or country) and by the effect of the Portfolio's currency hedging activity. The Underlying Funds' greater allocation to emerging markets had a negative impact on performance relative to the benchmark, as emerging markets underperformed developed markets. With small-caps underperforming large-caps globally for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). With low relative price (value) stocks generally underperforming high relative price (growth) stocks in developed markets, the Underlying Funds' greater emphasis on value stocks also had a negative impact on relative performance. The Portfolio's strategy of selectively hedging foreign currency exposure contributed positively to performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally strengthened against the currencies that the Portfolio had hedged.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of emerging markets. As of October 31, 2018, the Master Fund held approximately 1,200 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -12.14% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Additionally, the Master Fund's greater emphasis on stocks with higher profitability benefited relative performance, as higher-profitability stocks outperformed lower-profitability stocks in emerging markets.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 4,300 securities across 18 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -16.45% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks, the Master Fund's focus on small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the value segment of emerging markets. As of October 31, 2018, the Master Fund held approximately 2,600 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -9.66% for the Portfolio's Class R2 shares, -9.45% for the Portfolio's Institutional
Class shares, and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's focus on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Conversely, with small-cap stocks underperforming large-cap stocks, the Master Fund's inclusion of small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 5,000 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -13.48% for the Portfolio and -12.52% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). Conversely, the Portfolio's greater emphasis on low relative price (value) stocks and consequent lesser allocation to high relative price (growth) stocks contributed positively to relative performance, as value stocks outperformed growth stocks in emerging markets for the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                               BEGINNING      ENDING                EXPENSES
                                                                ACCOUNT      ACCOUNT     ANNUALIZED   PAID
                                                                 VALUE        VALUE       EXPENSE    DURING
                                                               05/01/18      10/31/18     RATIO(1)  PERIOD(1)
                                                             ------------- ------------- ---------- ---------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
-------------------------------------
Actual Fund Return.......................................... $    1,000.00 $    1,031.30      0.15% $    0.77
Hypothetical 5% Annual Return............................... $    1,000.00 $    1,024.45      0.15% $    0.77
U.S. LARGE CAP EQUITY PORTFOLIO
-------------------------------
Actual Fund Return.......................................... $    1,000.00 $    1,022.80      0.17% $    0.87
Hypothetical 5% Annual Return............................... $    1,000.00 $    1,024.35      0.17% $    0.87

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
U.S. LARGE CAP VALUE PORTFOLIO(2)
---------------------------------
Actual Fund Return.......................................... $1,000.00 $  992.00    0.27%     $1.36
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.84    0.27%     $1.38
U.S. TARGETED VALUE PORTFOLIO
-----------------------------
Actual Fund Return
   Class R1 Shares.......................................... $1,000.00 $  960.80    0.47%     $2.32
   Class R2 Shares.......................................... $1,000.00 $  959.80    0.62%     $3.06
   Institutional Class Shares............................... $1,000.00 $  961.30    0.37%     $1.83
Hypothetical 5% Annual Return
   Class R1 Shares.......................................... $1,000.00 $1,022.84    0.47%     $2.40
   Class R2 Shares.......................................... $1,000.00 $1,022.08    0.62%     $3.16
   Institutional Class Shares............................... $1,000.00 $1,023.34    0.37%     $1.89
U.S. SMALL CAP VALUE PORTFOLIO
------------------------------
Actual Fund Return.......................................... $1,000.00 $  974.70    0.52%     $2.59
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.58    0.52%     $2.65
U.S. CORE EQUITY 1 PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $1,013.40    0.19%     $0.96
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.25    0.19%     $0.97
U.S. CORE EQUITY 2 PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $1,004.20    0.22%     $1.11
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.10    0.22%     $1.12
U.S. VECTOR EQUITY PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $  978.30    0.32%     $1.60
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.59    0.32%     $1.63
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return.......................................... $1,000.00 $  987.80    0.37%     $1.85
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.34    0.37%     $1.89
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return.......................................... $1,000.00 $  995.90    0.52%     $2.62
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.58    0.52%     $2.65
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
------------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,028.90    0.25%     $1.28
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.95    0.25%     $1.28

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,070.10    0.18%     $0.94
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.30    0.18%     $0.92
LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return.......................................... $1,000.00 $  902.00    0.21%     $1.01
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.15    0.21%     $1.07
INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $  880.60    0.28%     $1.33
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.79    0.28%     $1.43
INTERNATIONAL SMALL COMPANY PORTFOLIO(3)
----------------------------------------
Actual Fund Return.......................................... $1,000.00 $  869.60    0.52%     $2.45
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.58    0.52%     $2.65
GLOBAL SMALL COMPANY PORTFOLIO(3)
---------------------------------
Actual Fund Return.......................................... $1,000.00 $  919.50    0.48%     $2.32
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.79    0.48%     $2.45
JAPANESE SMALL COMPANY PORTFOLIO(2)
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $  868.80    0.53%     $2.50
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.53    0.53%     $2.70
ASIA PACIFIC SMALL COMPANY PORTFOLIO(2)
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $  881.50    0.54%     $2.56
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.48    0.54%     $2.75
UNITED KINGDOM SMALL COMPANY PORTFOLIO(2)
-----------------------------------------
Actual Fund Return.......................................... $1,000.00 $  868.10    0.57%     $2.68
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.33    0.57%     $2.91
CONTINENTAL SMALL COMPANY PORTFOLIO(2)
--------------------------------------
Actual Fund Return.......................................... $1,000.00 $  860.40    0.53%     $2.49
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.53    0.53%     $2.70
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  927.30    0.26%     $1.26
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.90    0.26%     $1.33
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO(4)
----------------------------------------------
Actual Fund Return.......................................... $1,000.00 $1,019.00    0.24%     $1.22
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.00    0.24%     $1.22

DISCLOSURE OF FUND EXPENSES

CONTINUED


                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  844.10    0.66%     $3.07
Hypothetical 5% Annual Return............................... $1,000.00 $1,021.88    0.66%     $3.36
INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return.......................................... $1,000.00 $  871.60    0.48%     $2.26
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.79    0.48%     $2.45
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
---------------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  904.80    0.32%     $1.54
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.59    0.32%     $1.63
WORLD EX U.S. VALUE PORTFOLIO(3)
--------------------------------
Actual Fund Return.......................................... $1,000.00 $  863.70    0.50%     $2.35
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.69    0.50%     $2.55
WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return.......................................... $1,000.00 $  835.20    0.65%     $3.01
Hypothetical 5% Annual Return............................... $1,000.00 $1,021.93    0.65%     $3.31
WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return.......................................... $1,000.00 $  862.50    0.38%     $1.78
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.29    0.38%     $1.94
WORLD CORE EQUITY PORTFOLIO(3)
------------------------------
Actual Fund Return.......................................... $1,000.00 $  940.40    0.35%     $1.71
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.44    0.35%     $1.79
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO(3)
---------------------------------------------
Actual Fund Return.......................................... $1,000.00 $  945.20    0.34%     $1.67
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.49    0.34%     $1.73
EMERGING MARKETS PORTFOLIO(2)
-----------------------------
Actual Fund Return.......................................... $1,000.00 $  842.90    0.44%     $2.04
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.99    0.44%     $2.24
EMERGING MARKETS SMALL CAP PORTFOLIO(2)
---------------------------------------
Actual Fund Return.......................................... $1,000.00 $  788.00    0.68%     $3.06
Hypothetical 5% Annual Return............................... $1,000.00 $1,021.78    0.68%     $3.47

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
EMERGING MARKETS VALUE PORTFOLIO(2)
-----------------------------------
Actual Fund Return
   Class R2 Shares.......................................... $1,000.00 $  845.60    0.77%     $3.58
   Institutional Class Shares............................... $1,000.00 $  846.70    0.52%     $2.42
Hypothetical 5% Annual Return
   Class R2 Shares.......................................... $1,000.00 $1,021.32    0.77%     $3.92
   Institutional Class Shares............................... $1,000.00 $1,022.58    0.52%     $2.65
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return.......................................... $1,000.00 $  826.00    0.49%     $2.26
Hypothetical 5% Annual Return............................... $1,000.00 $1,022.74    0.49%     $2.50

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
(3)The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Underlying Funds (Affiliated Investment Companies).
(4)The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
U.S. Large Cap Value Portfolio..............................              100.0%
Japanese Small Company Portfolio............................              100.0%
Asia Pacific Small Company Portfolio........................              100.0%
United Kingdom Small Company Portfolio......................              100.0%
Continental Small Company Portfolio.........................              100.0%
Emerging Markets Portfolio..................................              100.0%
Emerging Markets Small Cap Portfolio........................              100.0%
Emerging Markets Value Portfolio............................              100.0%

FUND OF FUNDS
                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
International Small Company Portfolio.......................              100.0%
Global Small Company Portfolio..............................              100.0%
World ex U.S. Value Portfolio...............................              100.0%
World Core Equity Portfolio.................................              100.0%
Selectively Hedged Global Equity Portfolio..................              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

ENHANCED DOMESTIC EQUITY PORTFOLIO

              ENHANCED U.S. LARGE COMPANY PORTFOLIO
Corporate...................................................  31.3%
Government..................................................  14.1%
Foreign Corporate...........................................  26.1%
Foreign Government..........................................  24.7%
Supranational...............................................   3.8%
                                                             -----
                                                             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                 U.S. LARGE CAP EQUITY PORTFOLIO
Communication Services......................................   9.6%
Consumer Discretionary......................................  11.4%
Consumer Staples............................................   7.1%
Energy......................................................   5.5%
Financials..................................................  13.7%
Health Care.................................................  14.4%
Industrials.................................................  11.7%
Information Technology......................................  20.8%
Materials...................................................   3.3%
Real Estate.................................................   0.2%
Utilities...................................................   2.3%
                                                             -----
                                                             100.0%

                  U.S. TARGETED VALUE PORTFOLIO
Communication Services......................................   3.0%
Consumer Discretionary......................................  12.9%
Consumer Staples............................................   3.7%
Energy......................................................   9.2%
Financials..................................................  27.7%
Health Care.................................................   5.9%
Industrials.................................................  20.0%
Information Technology......................................  11.3%
Materials...................................................   5.8%
Real Estate.................................................   0.4%
Utilities...................................................   0.1%
                                                             -----
                                                             100.0%

                  U.S. SMALL CAP VALUE PORTFOLIO
Communication Services......................................   4.2%
Consumer Discretionary......................................  13.2%
Consumer Staples............................................   3.9%
Energy......................................................  11.5%
Financials..................................................  26.3%
Health Care.................................................   4.8%
Industrials.................................................  18.4%
Information Technology......................................  11.3%
Materials...................................................   5.8%
Real Estate.................................................   0.5%
Utilities...................................................   0.1%
                                                             -----
                                                             100.0%

                   U.S. CORE EQUITY 1 PORTFOLIO
Communication Services......................................   7.7%
Consumer Discretionary......................................  13.0%
Consumer Staples............................................   6.4%
Energy......................................................   5.7%
Financials..................................................  14.9%
Health Care.................................................  12.6%
Industrials.................................................  13.0%
Information Technology......................................  19.7%
Materials...................................................   3.9%
Real Estate.................................................   0.3%
Utilities...................................................   2.8%
                                                             -----
                                                             100.0%

                   U.S. CORE EQUITY 2 PORTFOLIO
Communication Services......................................   8.0%
Consumer Discretionary......................................  12.3%
Consumer Staples............................................   6.1%
Energy......................................................   6.3%
Financials..................................................  17.5%
Health Care.................................................  12.0%
Industrials.................................................  13.6%
Information Technology......................................  17.8%
Materials...................................................   4.2%
Real Estate.................................................   0.3%
Utilities...................................................   1.9%
                                                             -----
                                                             100.0%

                   U.S. VECTOR EQUITY PORTFOLIO
Communication Services......................................   6.3%
Consumer Discretionary......................................  11.3%
Consumer Staples............................................   4.1%
Energy......................................................   7.9%
Financials..................................................  24.9%
Health Care.................................................   9.3%
Industrials.................................................  15.9%
Information Technology......................................  13.7%
Materials...................................................   5.0%
Real Estate.................................................   0.5%
Utilities...................................................   1.1%
                                                             -----
                                                             100.0%

                     U.S. SMALL CAP PORTFOLIO
Communication Services......................................   3.9%
Consumer Discretionary......................................  15.2%
Consumer Staples............................................   4.5%
Energy......................................................   6.5%
Financials..................................................  19.4%
Health Care.................................................   9.4%
Industrials.................................................  19.2%
Information Technology......................................  12.8%
Materials...................................................   5.0%
Real Estate.................................................   0.7%
Utilities...................................................   3.4%
                                                             -----
                                                             100.0%

                     U.S. MICRO CAP PORTFOLIO
Communication Services......................................   3.5%
Consumer Discretionary......................................  14.3%
Consumer Staples............................................   4.1%
Energy......................................................   7.0%
Financials..................................................  21.7%
Health Care.................................................  10.3%
Industrials.................................................  20.0%
Information Technology......................................  11.5%
Materials...................................................   4.4%
Real Estate.................................................   1.1%
Utilities...................................................   2.1%
                                                             -----
                                                             100.0%

            U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
Communication Services......................................   7.0%
Consumer Discretionary......................................  19.4%
Consumer Staples............................................  11.2%
Energy......................................................   1.0%
Financials..................................................   4.3%
Health Care.................................................   7.7%
Industrials.................................................  19.2%
Information Technology......................................  27.5%
Materials...................................................   2.7%
                                                             -----
                                                             100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED


               DFA REAL ESTATE SECURITIES PORTFOLIO
Real Estate................................................. 100.0%
                                                             -----
                                                             100.0%

                LARGE CAP INTERNATIONAL PORTFOLIO
Communication Services......................................   5.7%
Consumer Discretionary......................................  12.2%
Consumer Staples............................................  10.3%
Energy......................................................   7.4%
Financials..................................................  19.0%
Health Care.................................................   9.5%
Industrials.................................................  15.1%
Information Technology......................................   5.4%
Materials...................................................  10.2%
Real Estate.................................................   2.0%
Utilities...................................................   3.2%
                                                             -----
                                                             100.0%

               INTERNATIONAL CORE EQUITY PORTFOLIO
Communication Services......................................   5.9%
Consumer Discretionary......................................  13.7%
Consumer Staples............................................   7.4%
Energy......................................................   7.5%
Financials..................................................  17.4%
Health Care.................................................   5.9%
Industrials.................................................  17.6%
Information Technology......................................   5.9%
Materials...................................................  13.1%
Real Estate.................................................   2.6%
Utilities...................................................   3.0%
                                                             -----
                                                             100.0%

        DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Real Estate................................................. 100.0%
                                                             -----
                                                             100.0%

           DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
Affiliated Investment Companies.............................  52.7%
Real Estate.................................................  47.3%
                                                             -----
                                                             100.0%

           DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Communication Services......................................   2.7%
Consumer Discretionary......................................  13.4%
Consumer Staples............................................   5.2%
Energy......................................................   7.9%
Financials..................................................  20.4%
Health Care.................................................   2.2%
Industrials.................................................  23.1%
Information Technology......................................   4.1%
Materials...................................................  16.0%
Real Estate.................................................   3.1%
Utilities...................................................   1.9%
                                                             -----
                                                             100.0%

              INTERNATIONAL VECTOR EQUITY PORTFOLIO
Communication Services......................................   5.0%
Consumer Discretionary......................................  13.5%
Consumer Staples............................................   6.3%
Energy......................................................   7.7%
Financials..................................................  18.5%
Health Care.................................................   4.5%
Industrials.................................................  19.3%
Information Technology......................................   6.2%
Materials...................................................  14.2%
Real Estate.................................................   2.6%
Utilities...................................................   2.2%
                                                             -----
                                                             100.0%

       INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
Communication Services......................................   9.0%
Consumer Discretionary......................................  16.8%
Consumer Staples............................................  12.4%
Energy......................................................   4.4%
Financials..................................................   4.8%
Health Care.................................................  10.9%
Industrials.................................................  19.7%
Information Technology......................................   5.8%
Materials...................................................  13.0%
Real Estate.................................................   0.7%
Utilities...................................................   2.5%
                                                             -----
                                                             100.0%

              WORLD EX U.S. TARGETED VALUE PORTFOLIO
Communication Services......................................   4.4%
Consumer Discretionary......................................  13.1%
Consumer Staples............................................   5.6%
Energy......................................................   6.0%
Financials..................................................  17.6%
Health Care.................................................   3.3%
Industrials.................................................  20.9%
Information Technology......................................   6.8%
Materials...................................................  15.5%
Real Estate.................................................   4.6%
Utilities...................................................   2.2%
                                                             -----
                                                             100.0%

               WORLD EX U.S. CORE EQUITY PORTFOLIO
Communication Services......................................   6.1%
Consumer Discretionary......................................  13.2%
Consumer Staples............................................   7.1%
Energy......................................................   7.3%
Financials..................................................  17.4%
Health Care.................................................   5.2%
Industrials.................................................  16.2%
Information Technology......................................   8.1%
Materials...................................................  12.9%
Real Estate.................................................   3.3%
Utilities...................................................   3.2%
                                                             -----
                                                             100.0%

              EMERGING MARKETS CORE EQUITY PORTFOLIO
Communication Services......................................   7.9%
Consumer Discretionary......................................  10.4%
Consumer Staples............................................   7.5%
Energy......................................................   6.7%
Financials..................................................  18.5%
Health Care.................................................   3.5%
Industrials.................................................   9.0%
Information Technology......................................  17.9%
Materials...................................................  11.6%
Real Estate.................................................   3.6%
Utilities...................................................   3.4%
                                                             -----
                                                             100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
BONDS -- (85.3%)
AUSTRALIA -- (8.2%)
ANZ New Zealand International Ltd.
    2.600%, 09/23/19.................................................      2,200  $ 2,188,966
Australia & New Zealand Banking Group, Ltd.
W   2.250%, 12/19/19.................................................      1,000      990,697
    5.100%, 01/13/20.................................................        750      767,856
Commonwealth Bank of Australia
    5.000%, 10/15/19.................................................      3,000    3,052,581
#W  2.250%, 03/10/20.................................................      1,000      986,210
W   2.050%, 09/18/20.................................................      1,800    1,754,691
    2.400%, 11/02/20.................................................      2,096    2,053,078
National Australia Bank, Ltd.
    2.125%, 05/22/20.................................................      5,586    5,488,971
    2.500%, 01/12/21.................................................      3,500    3,424,859
Westpac Banking Corp.
    2.150%, 03/06/20.................................................      2,204    2,172,284
    2.300%, 05/26/20.................................................      3,500    3,444,192
                                                                                  -----------
TOTAL AUSTRALIA......................................................              26,324,385
                                                                                  -----------
AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.................................................      5,000    4,929,699
    1.875%, 01/20/21.................................................      1,500    1,461,161
                                                                                  -----------
TOTAL AUSTRIA........................................................               6,390,860
                                                                                  -----------
CANADA -- (20.4%)
Bank of Montreal
    2.100%, 12/12/19.................................................        680      672,490
    1.900%, 08/27/21.................................................      4,000    3,834,399
Bank of Nova Scotia (The)
    2.350%, 10/21/20.................................................      1,500    1,475,217
Canada Housing Trust No 1
W   2.000%, 12/15/19................................................. CAD  4,000    3,030,848
W   1.200%, 06/15/20................................................. CAD  8,000    5,965,681
Canadian Government Bond
    1.750%, 05/01/20................................................. CAD  2,000    1,507,539
CPPIB Capital, Inc.
    1.400%, 06/04/20................................................. CAD  6,200    4,632,916
#   2.375%, 01/29/21.................................................      2,000    1,968,663
Province of Alberta Canada
    1.250%, 06/01/20................................................. CAD  2,000    1,491,618
Province of British Columbia Canada
    3.700%, 12/18/20................................................. CAD  6,000    4,671,655
Province of Manitoba Canada
    2.050%, 11/30/20.................................................      3,000    2,934,090

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
CANADA -- (Continued)
Province of Ontario Canada
    4.400%, 04/14/20.................................................      5,000  $ 5,093,967
    4.200%, 06/02/20................................................. CAD  4,700    3,667,567
    2.550%, 02/12/21.................................................      1,500    1,479,135
Province of Quebec Canada
    3.500%, 07/29/20.................................................      2,200    2,215,812
    4.500%, 12/01/20................................................. CAD  5,500    4,347,066
Province of Saskatchewan Canada
    3.900%, 07/28/20................................................. CAD  6,300    4,902,845
Royal Bank of Canada
    2.980%, 05/07/19................................................. CAD  1,000      762,293
    2.350%, 12/09/19................................................. CAD  1,300      984,808
    2.150%, 03/06/20.................................................      1,000      987,436
    2.350%, 10/30/20.................................................      1,000      981,936
Toronto-Dominion Bank (The)
    2.563%, 06/24/20................................................. CAD  5,000    3,782,103
    2.500%, 12/14/20.................................................      2,000    1,969,203
    2.125%, 04/07/21.................................................      1,000      971,870
    3.250%, 06/11/21.................................................      1,000      996,661
                                                                                  -----------
TOTAL CANADA.........................................................              65,327,818
                                                                                  -----------
DENMARK -- (0.5%)
Kommunekredit
    1.625%, 06/12/20.................................................      1,500    1,467,465
                                                                                  -----------
FRANCE -- (1.9%)
Caisse d'Amortissement de la Dette Sociale
    1.875%, 07/28/20.................................................      2,000    1,958,620
Total Capital International SA
    2.750%, 06/19/21.................................................      2,000    1,974,920
Total Capital SA
    4.450%, 06/24/20.................................................      2,200    2,241,657
                                                                                  -----------
TOTAL FRANCE.........................................................               6,175,197
                                                                                  -----------
GERMANY -- (4.2%)
Daimler Finance North America LLC
W   2.250%, 03/02/20.................................................      1,500    1,476,132
Deutsche Bank AG
    2.850%, 05/10/19.................................................      1,500    1,494,832
FMS Wertmanagement
    1.750%, 01/24/20.................................................      3,000    2,958,318
Kreditanstalt fuer Wiederaufbau
    1.500%, 04/20/20                                                       2,000    1,958,526
    1.875%, 06/30/20.................................................      2,000    1,964,355
    2.750%, 07/15/20.................................................        800      796,739

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
GERMANY -- (Continued)
State of North Rhine-Westphalia Germany
    1.625%, 01/22/20.................................................      1,000  $   983,850
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19.................................................      2,000    1,980,077
                                                                                  -----------
TOTAL GERMANY........................................................              13,612,829
                                                                                  -----------
JAPAN -- (4.5%)
Development Bank of Japan, Inc.
    1.625%, 09/25/19.................................................      2,000    1,972,924
MUFG Bank, Ltd.
W   2.300%, 03/05/20.................................................      1,400    1,381,574
Nissan Motor Acceptance Corp.
W   2.125%, 03/03/20.................................................      1,300    1,277,280
Toyota Credit Canada, Inc.
    2.250%, 05/23/19................................................. CAD  1,900    1,442,539
    1.800%, 02/19/20................................................. CAD  6,500    4,873,284
    2.200%, 02/25/21................................................. CAD  4,500    3,352,927
                                                                                  -----------
TOTAL JAPAN..........................................................              14,300,528
                                                                                  -----------
NETHERLANDS -- (3.3%)
BNG Bank NV
    1.750%, 03/24/20.................................................      1,000      983,116
    2.125%, 12/14/20.................................................      1,500    1,470,510
Cooperatieve Rabobank UA
    2.250%, 12/02/19.................................................      1,655    1,637,835
    4.750%, 01/15/20.................................................        700      713,013
Shell International Finance BV
    4.375%, 03/25/20.................................................      1,547    1,574,428
    2.125%, 05/11/20.................................................      1,500    1,479,766
    2.250%, 11/10/20.................................................      2,685    2,636,187
                                                                                  -----------
TOTAL NETHERLANDS....................................................              10,494,855
                                                                                  -----------
NORWAY -- (1.4%)
Equinor ASA
    2.250%, 11/08/19.................................................      3,461    3,432,754
    2.900%, 11/08/20.................................................        941      933,909
                                                                                  -----------
TOTAL NORWAY.........................................................               4,366,663
                                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.8%)
Council Of Europe Development Bank
    1.625%, 03/10/20.................................................      3,000    2,947,247
European Investment Bank
    4.000%, 02/16/21.................................................      3,000    3,062,389

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
W   2.250%, 07/30/21................................................. CAD  8,000  $ 6,016,605
                                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................              12,026,241
                                                                                  -----------
SWEDEN -- (3.5%)
Kommuninvest I Sverige AB
    1.750%, 03/19/20.................................................      2,000    1,967,196
    2.500%, 12/01/20................................................. SEK 25,000    2,868,683
    1.000%, 09/15/21................................................. SEK 17,000    1,899,024
Svensk Exportkredit AB
    1.750%, 05/18/20.................................................      1,000      980,420
    2.875%, 05/22/21.................................................      2,500    2,485,131
Svenska Handelsbanken AB
#   2.400%, 10/01/20.................................................      1,000      981,440
                                                                                  -----------
TOTAL SWEDEN.........................................................              11,181,894
                                                                                  -----------
UNITED KINGDOM -- (2.1%)
AstraZeneca P.L.C.
    1.950%, 09/18/19.................................................        700      692,988
BAE Systems Holdings, Inc.
W   6.375%, 06/01/19.................................................        480      488,622
Barclays P.L.C.
    2.750%, 11/08/19.................................................      1,500    1,489,533
    2.875%, 06/08/20.................................................        500      493,886
BP Capital Markets P.L.C.
    2.315%, 02/13/20.................................................      2,550    2,523,397
HSBC USA, Inc.
    2.375%, 11/13/19.................................................      1,000      992,428
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................               6,680,854
                                                                                  -----------
UNITED STATES -- (29.5%)
Allergan Funding SCS
    3.000%, 03/12/20.................................................      1,200    1,194,793
Allergan, Inc.
    3.375%, 09/15/20.................................................      1,800    1,796,593
Altria Group, Inc.
    2.625%, 01/14/20.................................................      2,000    1,987,047
American Express Credit Corp.
    2.375%, 05/26/20.................................................      1,000      986,110
American Honda Finance Corp.
    2.150%, 03/13/20.................................................      1,500    1,478,723
Amgen, Inc.
    2.200%, 05/11/20.................................................      1,000      984,480
Anthem, Inc.
    2.500%, 11/21/20.................................................      1,766    1,730,223
Apple, Inc.
    1.800%, 05/11/20.................................................      2,000    1,963,040
    2.000%, 11/13/20.................................................      2,500    2,445,862

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                            FACE
                                                                           AMOUNT^   VALUE+
                                                                           ------- ----------
                                                                            (000)
UNITED STATES -- (Continued)
AT&T, Inc.
    2.450%, 06/30/20.................................................       1,500  $1,476,872
Autodesk, Inc.
    3.125%, 06/15/20.................................................       1,500   1,493,777
Bank of America Corp.
    2.250%, 04/21/20.................................................       1,035   1,020,056
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.................................................       2,000   1,976,360
Biogen, Inc.
    2.900%, 09/15/20.................................................       2,000   1,980,885
Boston Scientific Corp.
    6.000%, 01/15/20.................................................       1,300   1,340,032
Capital One NA
    2.350%, 01/31/20.................................................       1,500   1,481,070
Chevron Corp.
    1.961%, 03/03/20.................................................       3,600   3,549,223
Citibank NA
    2.100%, 06/12/20.................................................       1,000     981,738
Citizens Bank N.A.
    2.450%, 12/04/19.................................................       2,200   2,183,393
Coca-Cola Co. (The)
    1.875%, 10/27/20.................................................       1,000     977,445
Costco Wholesale Corp.
#   1.750%, 02/15/20.................................................         950     934,222
CVS Health Corp.
    2.800%, 07/20/20.................................................       1,500   1,484,135
Discovery Communications LLC
W   2.750%, 11/15/19.................................................       2,000   1,985,829
Dominion Energy, Inc.
    2.500%, 12/01/19.................................................       2,000   1,987,913
Eastman Chemical Co.
    2.700%, 01/15/20.................................................       2,000   1,984,949
EI du Pont de Nemours & Co.
    4.625%, 01/15/20.................................................         632     642,763
EMD Finance LLC
#W  2.400%, 03/19/20.................................................       2,100   2,069,727
Enterprise Products Operating LLC
    5.250%, 01/31/20.................................................       2,000   2,046,080
Exelon Generation Co. LLC
#   2.950%, 01/15/20.................................................       2,000   1,987,291
Express Scripts Holding Co.
    2.250%, 06/15/19.................................................       2,000   1,992,602
Ford Motor Credit Co. LLC
    2.681%, 01/09/20.................................................       1,000     985,621
General Electric Co.
    2.200%, 01/09/20.................................................       1,000     981,944
General Motors Financial Co., Inc.
#   2.350%, 10/04/19.................................................         429     424,813
    3.150%, 01/15/20.................................................       1,600   1,592,164

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- ----------
                                                                         (000)
UNITED STATES -- (Continued)
Gilead Sciences, Inc.
    2.350%, 02/01/20.................................................    1,500  $1,485,181
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.................................................    1,000   1,040,647
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.................................................    1,000     982,640
Humana, Inc.
    2.625%, 10/01/19.................................................    2,981   2,965,746
JM Smucker Co. (The)
    2.500%, 03/15/20.................................................    1,061   1,051,147
John Deere Capital Corp.
    2.050%, 03/10/20.................................................      220     217,081
JPMorgan Chase & Co.
#   2.250%, 01/23/20.................................................    1,000     988,154
#   4.950%, 03/25/20.................................................    2,000   2,046,036
Kraft Heinz Foods Co.
    5.375%, 02/10/20.................................................    1,500   1,539,336
Manufacturers & Traders Trust Co.
    2.100%, 02/06/20.................................................      400     394,722
Markel Corp.
    7.125%, 09/30/19.................................................      527     543,175
Medtronic, Inc.
    2.500%, 03/15/20.................................................    2,500   2,478,357
Microsoft Corp.
    1.850%, 02/06/20.................................................    1,500   1,480,910
Nasdaq, Inc.
    5.550%, 01/15/20.................................................    1,300   1,332,773
Nuveen Finance LLC
W   2.950%, 11/01/19.................................................    1,000     998,045
Philip Morris International, Inc.
    2.000%, 02/21/20.................................................    3,000   2,955,240
PNC Bank NA
    2.600%, 07/21/20.................................................    1,000     987,953
Quest Diagnostics, Inc.
    4.750%, 01/30/20.................................................    1,131   1,150,114
Ryder System, Inc.
    2.450%, 09/03/19.................................................    2,000   1,988,901
Southern Co. (The)
    2.750%, 06/15/20.................................................    1,000     988,010
Target Corp.
    3.875%, 07/15/20.................................................      963     975,635
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.................................................    1,500   1,539,158
Textron, Inc.
    7.250%, 10/01/19.................................................    1,500   1,550,852
Tyson Foods, Inc.
    2.650%, 08/15/19.................................................    1,200   1,196,623
Verizon Communications, Inc.
    4.600%, 04/01/21.................................................    1,600   1,642,605
Walmart, Inc.
    2.850%, 06/23/20.................................................    3,759   3,753,029

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                FACE
                                                                                               AMOUNT^    VALUE+
                                                                                               ------- ------------
                                                                                                (000)
UNITED STATES -- (Continued)
Zimmer Biomet Holdings, Inc.
                           2.700%, 04/01/20.................................................    2,000  $  1,977,695
                                                                                                       ------------
TOTAL UNITED STATES.........................................................................             94,377,540
                                                                                                       ------------
TOTAL BONDS.................................................................................            272,727,129
                                                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (14.0%)
U.S. Treasury Notes
                           1.125%, 04/30/20.................................................    3,000     2,925,234
                           1.375%, 08/31/20.................................................    8,000     7,787,813
(double left angle quote)  1.750%, 10/31/20.................................................   25,000    24,455,078
                           1.625%, 11/30/20.................................................   10,000     9,746,094
                                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS.............................................................             44,914,219
                                                                                                       ------------
TOTAL INVESTMENT SECURITIES.................................................................            317,641,348
                                                                                                       ------------

                                                                          SHARES     VALUE+
                                                                          ------- ------------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S)  DFA Short Term Investment Fund...................................   196,232 $  2,270,404
                                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $324,942,113)................................................             $319,911,752
                                                                                  ============

As of October 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                                  UNREALIZED
                                                                                                   FOREIGN
                                                                                                   EXCHANGE
                                                                                     SETTLEMENT  APPRECIATION
 CURRENCY PURCHASED      CURRENCY SOLD                   COUNTERPARTY                   DATE    (DEPRECIATION)
--------------------- --------------------- ---------------------------------------  ---------- --------------
USD         1,952,321 SEK        17,425,383 Royal Bank of Scotland                    01/17/19    $   33,701
USD         2,971,503 SEK        26,399,979 Citibank, N.A.                            01/17/19        64,736
USD        56,298,577 CAD        73,526,505 Royal Bank of Scotland                    01/24/19       349,401
                                                                                                  ----------
TOTAL APPRECIATION                                                                                $  447,838
                                                                                                  ==========

As of October 31, 2018, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................   2,429    12/21/18  $348,797,334 $329,263,095  $(19,534,239)
                                                                        ------------ ------------  ------------
TOTAL FUTURES CONTRACTS...........................                      $348,797,334 $329,263,095  $(19,534,239)
                                                                        ============ ============  ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                                LEVEL 1      LEVEL 2    LEVEL 3      TOTAL
                                                             ------------  ------------ -------- ------------
Bonds
   Australia................................................           --  $ 26,324,385       -- $ 26,324,385
   Austria..................................................           --     6,390,860       --    6,390,860
   Canada...................................................           --    65,327,818       --   65,327,818
   Denmark..................................................           --     1,467,465       --    1,467,465
   France...................................................           --     6,175,197       --    6,175,197
   Germany..................................................           --    13,612,829       --   13,612,829
   Japan....................................................           --    14,300,528       --   14,300,528
   Netherlands..............................................           --    10,494,855       --   10,494,855
   Norway...................................................           --     4,366,663       --    4,366,663
   Supranational Organization Obligations...................           --    12,026,241       --   12,026,241
   Sweden...................................................           --    11,181,894       --   11,181,894
   United Kingdom...........................................           --     6,680,854       --    6,680,854
   United States............................................           --    94,377,540       --   94,377,540
U.S. Treasury Obligations...................................           --    44,914,219       --   44,914,219
Securities Lending Collateral...............................           --     2,270,404       --    2,270,404
Forward Currency Contracts**................................           --       447,838       --      447,838
Futures Contracts**......................................... $(19,534,239)           --       --  (19,534,239)
                                                             ------------  ------------ -------- ------------
TOTAL....................................................... $(19,534,239) $320,359,590       -- $300,825,351
                                                             ============  ============ ======== ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS++
                                                                      ------- ------------ ---------------
COMMON STOCKS -- (97.1%)
COMMUNICATION SERVICES -- (9.3%)
*   Alphabet, Inc., Class A..........................................  13,358 $ 14,567,968       1.0%
*   Alphabet, Inc., Class C..........................................  14,150   15,236,295       1.1%
    AT&T, Inc........................................................ 393,396   12,069,389       0.8%
    Comcast Corp., Class A........................................... 334,263   12,748,791       0.9%
*   Facebook, Inc., Class A.......................................... 111,354   16,902,424       1.2%
    Verizon Communications, Inc...................................... 292,286   16,686,608       1.1%
    Walt Disney Co. (The)............................................ 109,919   12,621,999       0.9%
    Other Securities.................................................           38,427,539       2.5%
                                                                              ------------      ----
TOTAL COMMUNICATION SERVICES.........................................          139,261,013       9.5%
                                                                              ------------      ----
CONSUMER DISCRETIONARY -- (11.1%)
*   Amazon.com, Inc..................................................  22,255   35,563,713       2.4%
    Home Depot, Inc. (The)...........................................  65,195   11,466,497       0.8%
    McDonald's Corp..................................................  34,175    6,045,557       0.4%
    Other Securities.................................................          112,685,192       7.8%
                                                                              ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................          165,760,959      11.4%
                                                                              ------------      ----
CONSUMER STAPLES -- (6.9%)
    Altria Group, Inc................................................ 103,210    6,712,778       0.5%
    Coca-Cola Co. (The).............................................. 201,253    9,635,994       0.7%
    PepsiCo, Inc.....................................................  77,946    8,759,571       0.6%
    Philip Morris International, Inc.................................  60,871    5,360,909       0.4%
    Procter & Gamble Co. (The)....................................... 149,126   13,224,494       0.9%
    Walmart, Inc..................................................... 103,570   10,386,000       0.7%
    Other Securities.................................................           48,829,908       3.3%
                                                                              ------------      ----
TOTAL CONSUMER STAPLES...............................................          102,909,654       7.1%
                                                                              ------------      ----
ENERGY -- (5.3%)
    Chevron Corp.....................................................  74,314    8,297,158       0.6%
    Exxon Mobil Corp................................................. 195,115   15,546,763       1.1%
    Other Securities.................................................           55,805,981       3.8%
                                                                              ------------      ----
TOTAL ENERGY.........................................................           79,649,902       5.5%
                                                                              ------------      ----
FINANCIALS -- (13.3%)
    American Express Co..............................................  52,182    5,360,657       0.4%
    Bank of America Corp............................................. 390,910   10,750,025       0.7%
*   Berkshire Hathaway, Inc., Class B................................  73,291   15,045,176       1.0%
    Citigroup, Inc...................................................  96,644    6,326,316       0.4%
    JPMorgan Chase & Co.............................................. 184,913   20,159,215       1.4%
    Wells Fargo & Co................................................. 245,966   13,092,770       0.9%
    Other Securities.................................................          127,561,442       8.8%
                                                                              ------------      ----
TOTAL FINANCIALS.....................................................          198,295,601      13.6%
                                                                              ------------      ----
HEALTH CARE -- (14.0%)
    AbbVie, Inc......................................................  90,253    7,026,196       0.5%
    Amgen, Inc.......................................................  43,564    8,398,704       0.6%
    Gilead Sciences, Inc.............................................  95,391    6,503,758       0.5%
    Johnson & Johnson................................................ 151,793   21,249,502       1.5%
    Medtronic P.L.C..................................................  57,457    5,160,788       0.4%
    Merck & Co., Inc................................................. 137,957   10,155,015       0.7%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
HEALTH CARE -- (Continued)
      Pfizer, Inc......................................................   367,312 $   15,816,455        1.1%
      UnitedHealth Group, Inc..........................................    50,895     13,301,408        0.9%
      Other Securities.................................................              122,235,210        8.2%
                                                                                  --------------      -----
TOTAL HEALTH CARE......................................................              209,847,036       14.4%
                                                                                  --------------      -----
INDUSTRIALS -- (11.4%)
      3M Co............................................................    32,179      6,122,377        0.4%
      Boeing Co. (The).................................................    30,391     10,784,550        0.7%
      Honeywell International, Inc.....................................    45,305      6,561,070        0.5%
      Union Pacific Corp...............................................    46,648      6,820,871        0.5%
      United Technologies Corp.........................................    46,145      5,731,670        0.4%
      Other Securities.................................................              134,582,824        9.2%
                                                                                  --------------      -----
TOTAL INDUSTRIALS......................................................              170,603,362       11.7%
                                                                                  --------------      -----
INFORMATION TECHNOLOGY -- (20.2%)
      Accenture P.L.C., Class A........................................    36,715      5,787,018        0.4%
      Apple, Inc.......................................................   282,000     61,718,520        4.2%
      Broadcom, Inc....................................................    23,056      5,152,785        0.4%
      Cisco Systems, Inc...............................................   258,975     11,848,106        0.8%
      Intel Corp.......................................................   309,228     14,496,609        1.0%
      International Business Machines Corp.............................    50,382      5,815,594        0.4%
      Mastercard, Inc., Class A........................................    52,075     10,293,665        0.7%
      Microsoft Corp...................................................   373,443     39,887,447        2.7%
      NVIDIA Corp......................................................    30,501      6,430,526        0.4%
      Oracle Corp......................................................   160,665      7,846,879        0.5%
#     QUALCOMM, Inc....................................................    82,129      5,165,093        0.4%
      Texas Instruments, Inc...........................................    54,653      5,073,438        0.4%
#     Visa, Inc., Class A..............................................    88,002     12,131,076        0.8%
      Other Securities.................................................              110,093,507        7.6%
                                                                                  --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................              301,740,263       20.7%
                                                                                  --------------      -----
MATERIALS -- (3.2%)
      Other Securities.................................................               48,112,312        3.3%
                                                                                  --------------      -----
REAL ESTATE -- (0.1%)
      Other Securities.................................................                2,308,624        0.1%
                                                                                  --------------      -----
UTILITIES -- (2.3%)
      Other Securities.................................................               33,942,309        2.3%
                                                                                  --------------      -----
TOTAL COMMON STOCKS....................................................            1,452,431,035       99.6%
                                                                                  --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 2,938,825      2,938,825        0.2%
                                                                                  --------------      -----
SECURITIES LENDING COLLATERAL -- (2.7%)
@(S)  DFA Short Term Investment Fund................................... 3,494,037     40,426,010        2.8%
                                                                                  --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,186,810,035)................................................           $1,495,795,870      102.6%
                                                                                  ==============      =====

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                                             -------------- ----------- -------- --------------
Common Stocks
   Communication Services................................... $  139,261,013          --       -- $  139,261,013
   Consumer Discretionary...................................    165,760,959          --       --    165,760,959
   Consumer Staples.........................................    102,909,654          --       --    102,909,654
   Energy...................................................     79,649,902          --       --     79,649,902
   Financials...............................................    198,295,601          --       --    198,295,601
   Health Care..............................................    209,847,036          --       --    209,847,036
   Industrials..............................................    170,603,362          --       --    170,603,362
   Information Technology...................................    301,740,263          --       --    301,740,263
   Materials................................................     48,112,312          --       --     48,112,312
   Real Estate..............................................      2,308,624          --       --      2,308,624
   Utilities................................................     33,942,309          --       --     33,942,309
Temporary Cash Investments..................................      2,938,825          --       --      2,938,825
Securities Lending Collateral...............................             -- $40,426,010       --     40,426,010
                                                             -------------- ----------- -------- --------------
TOTAL....................................................... $1,455,369,860 $40,426,010       -- $1,495,795,870
                                                             ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $25,270,626,500
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $25,270,626,500
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (87.7%)
COMMUNICATION SERVICES -- (2.6%)
    Other Securities.................................................           $  308,493,999       3.0%
CONSUMER DISCRETIONARY -- (11.3%)
#*  AutoNation, Inc..................................................   886,733     35,894,952       0.4%
    Goodyear Tire & Rubber Co. (The)................................. 1,521,992     32,053,152       0.3%
#   Toll Brothers, Inc............................................... 1,774,310     59,723,275       0.6%
    Other Securities.................................................            1,204,007,396      11.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            1,331,678,775      12.7%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.2%)
#*  Post Holdings, Inc...............................................   611,801     54,095,444       0.5%
*   US Foods Holding Corp............................................ 1,326,779     38,702,143       0.4%
    Other Securities.................................................              288,949,403       2.8%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              381,746,990       3.7%
                                                                                --------------      ----
ENERGY -- (8.1%)
#*  CNX Resources Corp............................................... 2,740,170     42,883,660       0.4%
#   Helmerich & Payne, Inc...........................................   541,457     33,727,357       0.3%
#   Murphy Oil Corp.................................................. 1,760,048     56,075,129       0.5%
    Patterson-UTI Energy, Inc........................................ 2,023,306     33,667,812       0.3%
#   PBF Energy, Inc., Class A........................................ 1,256,465     52,583,060       0.5%
#   Peabody Energy Corp..............................................   924,294     32,766,222       0.3%
    Other Securities.................................................              705,159,756       6.8%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              956,862,996       9.1%
                                                                                --------------      ----
FINANCIALS -- (24.3%)
    Aspen Insurance Holdings, Ltd....................................   783,262     32,803,013       0.3%
    Associated Banc-Corp............................................. 1,656,459     38,396,720       0.4%
    Assurant, Inc....................................................   594,672     57,808,065       0.6%
    Assured Guaranty, Ltd............................................ 1,393,974     55,731,081       0.5%
#   CIT Group, Inc...................................................   700,495     33,189,453       0.3%
    IBERIABANK Corp..................................................   467,494     34,823,628       0.3%
#   Investors Bancorp, Inc........................................... 3,443,442     38,497,682       0.4%
    Kemper Corp......................................................   427,696     32,158,462       0.3%
#   Legg Mason, Inc.................................................. 1,178,698     33,262,858       0.3%
#   New York Community Bancorp, Inc.................................. 3,988,804     38,212,742       0.4%
    Old Republic International Corp.................................. 2,053,698     45,284,041       0.4%
#   PacWest Bancorp.................................................. 1,289,640     52,385,177       0.5%
#   People's United Financial, Inc................................... 3,892,331     60,953,903       0.6%
    Popular, Inc.....................................................   813,041     42,286,262       0.4%
#   Prosperity Bancshares, Inc.......................................   656,128     42,668,004       0.4%
    Umpqua Holdings Corp............................................. 2,524,909     48,478,253       0.5%
    Unum Group....................................................... 1,071,647     38,857,920       0.4%
    Other Securities.................................................            2,146,156,232      20.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            2,871,953,496      27.4%
                                                                                --------------      ----
HEALTH CARE -- (5.2%)
*   Haemonetics Corp.................................................   327,964     34,262,399       0.3%
*   MEDNAX, Inc......................................................   796,812     32,900,367       0.3%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................           $   548,451,325       5.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................               615,614,091       5.9%
                                                                                ---------------      ----
INDUSTRIALS -- (17.5%)
#*  AECOM............................................................ 1,446,396      42,147,979       0.4%
#   AGCO Corp........................................................   751,921      42,137,653       0.4%
#   Air Lease Corp................................................... 1,040,908      39,658,595       0.4%
#   Alaska Air Group, Inc............................................   577,044      35,442,042       0.3%
#   AMERCO...........................................................   101,651      33,187,018       0.3%
#*  Genesee & Wyoming, Inc., Class A.................................   587,682      46,562,045       0.5%
    Jacobs Engineering Group, Inc....................................   633,488      47,568,614       0.5%
*   JetBlue Airways Corp............................................. 2,789,272      46,664,521       0.5%
#*  Kirby Corp.......................................................   482,788      34,731,769       0.3%
*   Quanta Services, Inc............................................. 1,660,315      51,801,828       0.5%
    Trinity Industries, Inc.......................................... 1,613,572      46,067,481       0.4%
    Other Securities.................................................             1,604,952,129      15.3%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             2,070,921,674      19.8%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (9.9%)
#*  ARRIS International P.L.C........................................ 1,348,683      33,541,746       0.3%
*   Arrow Electronics, Inc........................................... 1,011,968      68,520,353       0.7%
    Avnet, Inc....................................................... 1,492,691      59,812,128       0.6%
    Jabil, Inc....................................................... 1,470,618      36,368,383       0.4%
*   Tech Data Corp...................................................   484,009      34,200,076       0.3%
    Other Securities.................................................               942,400,737       8.9%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             1,174,843,423      11.2%
                                                                                ---------------      ----
MATERIALS -- (5.1%)
*   Alcoa Corp.......................................................   987,656      34,558,083       0.3%
    KapStone Paper and Packaging Corp................................   944,202      33,047,070       0.3%
    Reliance Steel & Aluminum Co.....................................   771,739      60,905,642       0.6%
#   United States Steel Corp......................................... 1,443,346      38,291,969       0.4%
    Other Securities.................................................               437,612,779       4.2%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               604,415,543       5.8%
                                                                                ---------------      ----
REAL ESTATE -- (0.4%)
    Other Securities.................................................                41,227,149       0.4%
                                                                                ---------------      ----
UTILITIES -- (0.1%)
    Other Securities.................................................                10,816,540       0.1%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            10,368,574,676      99.1%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   587,113       0.0%
                                                                                ---------------      ----
HEALTH CARE -- (0.0%)
    Other Security...................................................                   569,161       0.0%
                                                                                ---------------      ----
TOTAL PREFERRED STOCKS...............................................                 1,156,274       0.0%
                                                                                ---------------      ----

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................             $       138,948        0.0%
                                                                                    ---------------      -----
TOTAL INVESTMENT SECURITIES............................................              10,369,869,898
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 108,517,318     108,517,318        1.0%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (11.4%)
@(S)  DFA Short Term Investment Fund................................... 116,307,885   1,345,682,235       12.9%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)                                                         $11,824,069,451      113.0%
  (Cost $10,359,178,056)...............................................             ===============      =====

As of October 31, 2018, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    650     12/21/18  $90,230,077 $88,110,750  $(2,119,327)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $90,230,077 $88,110,750  $(2,119,327)
                                                                        =========== ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                                LEVEL 1     LEVEL 2  LEVEL 3      TOTAL
                                                             -------------- -------- -------- --------------
Common Stocks
   Communication Services................................... $  308,493,999       --       -- $  308,493,999
   Consumer Discretionary...................................  1,331,678,775       --       --  1,331,678,775
   Consumer Staples.........................................    381,746,990       --       --    381,746,990
   Energy...................................................    956,862,996       --       --    956,862,996
   Financials...............................................  2,871,878,335 $ 75,161       --  2,871,953,496
   Health Care..............................................    615,614,091       --       --    615,614,091
   Industrials..............................................  2,070,921,674       --       --  2,070,921,674
   Information Technology...................................  1,174,743,101  100,322       --  1,174,843,423
   Materials................................................    604,295,440  120,103       --    604,415,543
   Real Estate..............................................     41,227,149       --       --     41,227,149
   Utilities................................................     10,816,540       --       --     10,816,540
Preferred Stocks
   Consumer Discretionary...................................        587,113       --       --        587,113
   Health Care..............................................             --  569,161       --        569,161
Rights/Warrants
   Consumer Discretionary...................................             --   65,408       --         65,408
   Information Technology...................................         73,540       --       --         73,540
Temporary Cash Investments..................................    108,517,318       --       --    108,517,318

U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Securities Lending Collateral...............................              --  $1,345,682,235       -- $ 1,345,682,235
Futures Contracts**......................................... $    (2,119,327)             --       --      (2,119,327)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $10,475,337,734  $1,346,612,390       -- $11,821,950,124
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (88.7%)
COMMUNICATION SERVICES -- (3.8%)
#*  Cars.com, Inc.................................................... 2,388,128 $   62,354,022       0.4%
    Telephone & Data Systems, Inc.................................... 3,234,144     99,708,660       0.7%
    Other Securities.................................................              453,023,371       3.1%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              615,086,053       4.2%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.7%)
    Aaron's, Inc..................................................... 2,376,468    112,002,937       0.8%
*   Adtalem Global Education, Inc.................................... 2,070,796    104,844,401       0.7%
#   Bed Bath & Beyond, Inc........................................... 5,721,973     78,619,909       0.5%
    Graham Holdings Co., Class B.....................................   108,364     62,964,902       0.4%
#   Signet Jewelers, Ltd............................................. 1,122,217     62,900,263       0.4%
*   Taylor Morrison Home Corp., Class A.............................. 3,908,564     64,647,649       0.5%
    Other Securities.................................................            1,432,105,887       9.7%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            1,918,085,948      13.0%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.5%)
#*  Darling Ingredients, Inc......................................... 5,729,476    118,370,974       0.8%
#   Seaboard Corp....................................................    18,207     70,370,055       0.5%
    Other Securities.................................................              378,752,664       2.5%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              567,493,693       3.8%
                                                                                --------------      ----
ENERGY -- (10.2%)
#*  Callon Petroleum Co.............................................. 6,666,932     66,469,312       0.5%
*   CNX Resources Corp............................................... 4,732,141     74,058,007       0.5%
#   Ensco P.L.C., Class A............................................ 9,849,782     70,327,444       0.5%
#*  Oasis Petroleum, Inc............................................. 7,610,436     76,560,986       0.5%
#   PBF Energy, Inc., Class A........................................ 1,992,378     83,381,019       0.6%
*   QEP Resources, Inc............................................... 7,197,405     64,128,879       0.4%
#   SM Energy Co..................................................... 2,992,771     72,844,046       0.5%
    World Fuel Services Corp......................................... 2,670,928     85,469,696       0.6%
    Other Securities.................................................            1,071,256,644       7.2%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,664,496,033      11.3%
                                                                                --------------      ----
FINANCIALS -- (23.3%)
    American Equity Investment Life Holding Co....................... 3,187,525     99,514,530       0.7%
    Argo Group International Holdings, Ltd........................... 1,245,707     76,748,008       0.5%
    Associated Banc-Corp............................................. 3,660,040     84,839,727       0.6%
    CNO Financial Group, Inc......................................... 4,510,009     85,239,170       0.6%
#*  First BanCorp.................................................... 6,778,352     62,564,189       0.4%
    Fulton Financial Corp............................................ 5,447,498     87,214,443       0.6%
    Hanover Insurance Group, Inc. (The)..............................   754,117     83,993,551       0.6%
    Kemper Corp...................................................... 1,886,178    141,821,724       1.0%
    MB Financial, Inc................................................ 1,968,564     87,384,556       0.6%
    Navigators Group, Inc. (The).....................................   913,659     63,179,520       0.4%
#   Old National Bancorp............................................. 4,656,070     83,110,849       0.6%
#   Selective Insurance Group, Inc................................... 1,260,196     81,723,711       0.6%
#   Washington Federal, Inc.......................................... 2,970,485     83,648,858       0.6%
    Other Securities.................................................            2,703,693,771      18.2%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            3,824,676,607      26.0%
                                                                                --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (4.3%)
#*  Acadia Healthcare Co., Inc....................................... 1,756,727 $    72,904,171       0.5%
#*  LifePoint Health, Inc............................................ 1,220,067      79,133,546       0.5%
#*  Mallinckrodt P.L.C............................................... 2,606,501      65,318,915       0.5%
    Other Securities.................................................               480,522,018       3.2%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................               697,878,650       4.7%
                                                                                ---------------      ----
INDUSTRIALS -- (16.3%)
*   Esterline Technologies Corp...................................... 1,028,708     120,729,171       0.8%
*   FTI Consulting, Inc.............................................. 1,026,969      70,973,828       0.5%
#   GATX Corp........................................................ 1,301,795      97,543,499       0.7%
    Regal Beloit Corp................................................   950,766      68,169,922       0.5%
    SkyWest, Inc..................................................... 1,716,539      98,340,519       0.7%
*   WESCO International, Inc......................................... 1,326,315      66,554,487       0.5%
    Other Securities.................................................             2,152,986,242      14.5%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             2,675,297,668      18.2%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (10.0%)
#*  CACI International, Inc., Class A................................   664,115     118,517,963       0.8%
#*  Cree, Inc........................................................ 1,885,295      73,187,152       0.5%
#*  NetScout Systems, Inc............................................ 2,891,670      73,043,584       0.5%
    SYNNEX Corp......................................................   802,692      62,296,926       0.4%
*   Tech Data Corp................................................... 1,121,386      79,237,135       0.6%
#   Vishay Intertechnology, Inc...................................... 4,291,798      78,539,903       0.5%
    Other Securities.................................................             1,154,322,829       7.8%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             1,639,145,492      11.1%
                                                                                ---------------      ----
MATERIALS -- (5.1%)
#   Carpenter Technology Corp........................................ 1,549,848      67,588,871       0.5%
    Commercial Metals Co............................................. 4,129,700      78,712,082       0.5%
    Domtar Corp...................................................... 2,032,401      94,120,490       0.7%
#*  Platform Specialty Products Corp................................. 5,738,347      62,088,915       0.4%
    Other Securities.................................................               535,703,289       3.6%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               838,213,647       5.7%
                                                                                ---------------      ----
REAL ESTATE -- (0.4%)
    Other Securities.................................................                73,164,265       0.5%
                                                                                ---------------      ----
UTILITIES -- (0.1%)
    Other Securities.................................................                11,139,707       0.1%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            14,524,677,763      98.6%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   431,499       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                    56,422       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            14,525,165,684
                                                                                ---------------

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 185,683,542 $   185,683,542        1.3%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (10.2%)
@(S). DFA Short Term Investment Fund................................... 144,094,280   1,667,170,818       11.3%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,223,635,118)...............................................             $16,378,020,044      111.2%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,452    12/21/18  $199,312,500 $196,825,860  $(2,486,640)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $199,312,500 $196,825,860  $(2,486,640)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Common Stocks
   Communication Services................................... $   615,086,053              --       -- $   615,086,053
   Consumer Discretionary...................................   1,918,085,948              --       --   1,918,085,948
   Consumer Staples.........................................     567,493,693              --       --     567,493,693
   Energy...................................................   1,664,496,033              --       --   1,664,496,033
   Financials...............................................   3,824,503,479  $      173,128       --   3,824,676,607
   Health Care..............................................     697,878,650              --       --     697,878,650
   Industrials..............................................   2,675,297,668              --       --   2,675,297,668
   Information Technology...................................   1,639,145,492              --       --   1,639,145,492
   Materials................................................     838,132,991          80,656       --     838,213,647
   Real Estate..............................................      73,164,265              --       --      73,164,265
   Utilities................................................      11,139,707              --       --      11,139,707
Preferred Stocks
   Consumer Discretionary...................................         431,499              --       --         431,499
Rights/Warrants
   Consumer Discretionary...................................              --          56,422       --          56,422
Temporary Cash Investments..................................     185,683,542              --       --     185,683,542
Securities Lending Collateral...............................              --   1,667,170,818       --   1,667,170,818
Futures Contracts**.........................................      (2,486,640)             --       --      (2,486,640)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $14,708,052,380  $1,667,481,024       -- $16,375,533,404
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (93.5%)
COMMUNICATION SERVICES -- (7.2%)
*   Alphabet, Inc., Class A..........................................   120,930 $  131,883,839       0.6%
*   Alphabet, Inc., Class C..........................................   127,904    137,723,190       0.6%
    AT&T, Inc........................................................ 6,130,179    188,073,892       0.8%
    Comcast Corp., Class A........................................... 4,173,235    159,167,183       0.7%
*   Facebook, Inc., Class A.......................................... 1,220,638    185,280,642       0.8%
    Verizon Communications, Inc...................................... 3,251,730    185,641,266       0.8%
    Walt Disney Co. (The)............................................ 1,300,036    149,283,134       0.6%
    Other Securities.................................................              672,522,839       2.8%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................            1,809,575,985       7.7%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (12.1%)
*   Amazon.com, Inc..................................................   323,429    516,842,776       2.2%
    Home Depot, Inc. (The)...........................................   912,692    160,524,269       0.7%
    McDonald's Corp..................................................   529,832     93,727,281       0.4%
    Other Securities.................................................            2,280,008,502       9.6%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            3,051,102,828      12.9%
                                                                                --------------      ----
CONSUMER STAPLES -- (6.0%)
    Altria Group, Inc................................................ 1,416,780     92,147,371       0.4%
    Coca-Cola Co. (The).............................................. 2,670,749    127,875,462       0.6%
    Costco Wholesale Corp............................................   310,004     70,876,214       0.3%
    PepsiCo, Inc..................................................... 1,085,193    121,953,989       0.5%
    Philip Morris International, Inc.................................   761,282     67,046,106       0.3%
    Procter & Gamble Co. (The)....................................... 1,330,619    117,999,293       0.5%
    Walmart, Inc..................................................... 1,333,978    133,771,314       0.6%
    Other Securities.................................................              779,443,558       3.2%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................            1,511,113,307       6.4%
                                                                                --------------      ----
ENERGY -- (5.3%)
    Chevron Corp..................................................... 1,161,601    129,692,752       0.6%
    Exxon Mobil Corp................................................. 2,797,473    222,902,649       1.0%
    Other Securities.................................................              975,156,498       4.0%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,327,751,899       5.6%
                                                                                --------------      ----
FINANCIALS -- (13.9%)
    American Express Co..............................................   625,797     64,288,126       0.3%
    Bank of America Corp............................................. 5,850,983    160,902,032       0.7%
*   Berkshire Hathaway, Inc., Class B................................ 1,192,385    244,772,793       1.1%
    Citigroup, Inc................................................... 1,356,080     88,768,997       0.4%
    JPMorgan Chase & Co.............................................. 2,314,893    252,369,635       1.1%
    Wells Fargo & Co................................................. 3,061,425    162,959,653       0.7%
    Other Securities.................................................            2,510,744,852      10.5%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            3,484,806,088      14.8%
                                                                                --------------      ----
HEALTH CARE -- (11.8%)
    AbbVie, Inc...................................................... 1,184,385     92,204,372       0.4%
    Amgen, Inc.......................................................   522,469    100,726,799       0.4%
    Gilead Sciences, Inc.............................................   965,652     65,838,153       0.3%
    Johnson & Johnson................................................ 1,776,597    248,705,814       1.1%
    Merck & Co., Inc................................................. 1,410,637    103,836,990       0.5%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Pfizer, Inc...................................................... 4,460,636 $   192,074,986       0.8%
    UnitedHealth Group, Inc..........................................   600,291     156,886,053       0.7%
    Other Securities.................................................             2,000,948,158       8.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             2,961,221,325      12.5%
                                                                                ---------------      ----
INDUSTRIALS -- (12.2%)
    3M Co............................................................   444,281      84,528,903       0.4%
    Boeing Co. (The).................................................   438,967     155,771,830       0.7%
    Honeywell International, Inc.....................................   490,013      70,963,683       0.3%
    Union Pacific Corp...............................................   505,841      73,964,071       0.3%
    United Technologies Corp.........................................   558,450      69,365,074       0.3%
    Other Securities.................................................             2,598,429,498      10.9%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,053,023,059      12.9%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (18.4%)
    Accenture P.L.C., Class A........................................   529,501      83,459,948       0.4%
*   Adobe, Inc.......................................................   255,800      62,865,408       0.3%
    Apple, Inc....................................................... 3,961,863     867,093,336       3.7%
    Cisco Systems, Inc............................................... 2,718,780     124,384,185       0.5%
    Intel Corp....................................................... 4,520,919     211,940,683       0.9%
    International Business Machines Corp.............................   721,201      83,248,231       0.4%
    Mastercard, Inc., Class A........................................   728,506     144,003,781       0.6%
    Microsoft Corp................................................... 5,151,344     550,215,053       2.3%
    NVIDIA Corp......................................................   393,195      82,897,302       0.4%
    Oracle Corp...................................................... 1,546,136      75,513,282       0.3%
    Texas Instruments, Inc...........................................   769,161      71,401,216       0.3%
#   Visa, Inc., Class A.............................................. 1,178,103     162,401,499       0.7%
    Other Securities.................................................             2,110,417,441       8.8%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             4,629,841,365      19.6%
                                                                                ---------------      ----
MATERIALS -- (3.7%)
    DowDuPont, Inc................................................... 1,288,546      69,478,400       0.3%
    Other Securities.................................................               852,620,586       3.6%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               922,098,986       3.9%
                                                                                ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                68,119,352       0.3%
                                                                                ---------------      ----
UTILITIES -- (2.6%)
    Other Securities.................................................               659,709,469       2.8%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            23,478,363,663      99.4%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   379,913       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                    45,768       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            23,478,789,344
                                                                                ---------------

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 167,632,701 $   167,632,701        0.7%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (5.8%)
@(S)  DFA Short Term Investment Fund................................... 127,057,501   1,470,055,290        6.2%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $17,558,649,663)...............................................             $25,116,477,335      106.3%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    920     12/21/18  $130,057,377 $124,710,600  $(5,346,777)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $130,057,377 $124,710,600  $(5,346,777)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Common Stocks
   Communication Services................................... $ 1,809,575,985              --       -- $ 1,809,575,985
   Consumer Discretionary...................................   3,051,102,603  $          225       --   3,051,102,828
   Consumer Staples.........................................   1,511,113,307              --       --   1,511,113,307
   Energy...................................................   1,327,751,899              --       --   1,327,751,899
   Financials...............................................   3,484,787,418          18,670       --   3,484,806,088
   Health Care..............................................   2,961,221,325              --       --   2,961,221,325
   Industrials..............................................   3,053,023,059              --       --   3,053,023,059
   Information Technology...................................   4,629,841,365              --       --   4,629,841,365
   Materials................................................     922,007,831          91,155       --     922,098,986
   Real Estate..............................................      68,119,352              --       --      68,119,352
   Utilities................................................     659,709,469              --       --     659,709,469
Preferred Stocks
   Consumer Discretionary...................................         379,913              --       --         379,913
Rights/Warrants
   Consumer Discretionary...................................              --           3,445       --           3,445
   Information Technology...................................          42,323              --       --          42,323
Temporary Cash Investments..................................     167,632,701              --       --     167,632,701
Securities Lending Collateral...............................              --   1,470,055,290       --   1,470,055,290
Futures Contracts**.........................................      (5,346,777)             --       --      (5,346,777)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $23,640,961,773  $1,470,168,785       -- $25,111,130,558
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (92.5%)
COMMUNICATION SERVICES -- (7.4%)
*   Alphabet, Inc., Class A..........................................    96,783 $  105,549,604       0.4%
*   Alphabet, Inc., Class C..........................................   102,183    110,027,589       0.5%
    AT&T, Inc........................................................ 8,944,297    274,411,032       1.1%
*   Charter Communications, Inc., Class A............................   212,965     68,227,597       0.3%
    Comcast Corp., Class A........................................... 5,784,188    220,608,930       0.9%
*   Facebook, Inc., Class A..........................................   860,132    130,559,436       0.5%
    Verizon Communications, Inc...................................... 3,707,953    211,687,037       0.9%
    Walt Disney Co. (The)............................................ 1,377,980    158,233,443       0.7%
    Other Securities.................................................              674,525,440       2.6%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................            1,953,830,108       7.9%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (11.3%)
*   Amazon.com, Inc..................................................   219,288    350,424,417       1.4%
    Home Depot, Inc. (The)...........................................   585,264    102,936,232       0.4%
    Other Securities.................................................            2,546,368,748      10.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            2,999,729,397      12.2%
                                                                                --------------      ----
CONSUMER STAPLES -- (5.7%)
    Altria Group, Inc................................................ 1,147,485     74,632,424       0.3%
    Coca-Cola Co. (The).............................................. 2,241,967    107,345,380       0.4%
    PepsiCo, Inc.....................................................   720,412     80,959,901       0.3%
    Procter & Gamble Co. (The)....................................... 1,360,960    120,689,933       0.5%
    Walmart, Inc..................................................... 1,664,889    166,955,069       0.7%
    Other Securities.................................................              954,127,493       3.9%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................            1,504,710,200       6.1%
                                                                                --------------      ----
ENERGY -- (5.9%)
    Chevron Corp..................................................... 1,187,428    132,576,336       0.5%
    Exxon Mobil Corp................................................. 3,287,526    261,950,072       1.1%
    Marathon Petroleum Corp.......................................... 1,108,122     78,067,195       0.3%
    Other Securities.................................................            1,075,751,874       4.4%
                                                                                --------------      ----
TOTAL ENERGY.........................................................            1,548,345,477       6.3%
                                                                                --------------      ----
FINANCIALS -- (16.2%)
    American Express Co..............................................   809,859     83,196,815       0.3%
    Bank of America Corp............................................. 5,982,585    164,521,087       0.7%
*   Berkshire Hathaway, Inc., Class B................................ 1,010,279    207,390,073       0.9%
    Citigroup, Inc................................................... 1,515,166     99,182,766       0.4%
    Goldman Sachs Group, Inc. (The)..................................   284,073     64,021,532       0.3%
    JPMorgan Chase & Co.............................................. 2,971,967    324,003,842       1.3%
    U.S. Bancorp..................................................... 1,203,717     62,918,288       0.3%
    Wells Fargo & Co................................................. 4,176,962    222,339,687       0.9%
    Other Securities.................................................            3,052,410,847      12.2%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            4,279,984,937      17.3%
                                                                                --------------      ----
HEALTH CARE -- (11.1%)
    Aetna, Inc.......................................................   323,980     64,277,632       0.3%
    Amgen, Inc.......................................................   432,973     83,472,865       0.3%
    CVS Health Corp..................................................   988,292     71,542,458       0.3%
*   Express Scripts Holding Co.......................................   729,276     70,717,894       0.3%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED


                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
    Gilead Sciences, Inc............................................. 1,079,751 $    73,617,423       0.3%
    Johnson & Johnson................................................ 1,464,135     204,964,259       0.8%
    Merck & Co., Inc................................................. 1,225,225      90,188,812       0.4%
    Pfizer, Inc...................................................... 5,366,341     231,074,643       0.9%
    UnitedHealth Group, Inc..........................................   617,082     161,274,381       0.7%
    Other Securities.................................................             1,890,811,287       7.6%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             2,941,941,654      11.9%
                                                                                ---------------      ----
INDUSTRIALS -- (12.6%)
    Boeing Co. (The).................................................   212,778      75,506,401       0.3%
    Delta Air Lines, Inc............................................. 1,138,794      62,326,196       0.3%
    Union Pacific Corp...............................................   671,012      98,115,375       0.4%
    United Technologies Corp.........................................   641,069      79,627,180       0.3%
    Other Securities.................................................             3,014,946,216      12.2%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,330,521,368      13.5%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (16.5%)
    Apple, Inc....................................................... 3,339,047     730,783,826       3.0%
    Cisco Systems, Inc............................................... 4,080,996     186,705,567       0.8%
    Intel Corp....................................................... 5,141,165     241,017,815       1.0%
    International Business Machines Corp.............................   582,945      67,289,341       0.3%
    Mastercard, Inc., Class A........................................   481,810      95,239,383       0.4%
*   Micron Technology, Inc........................................... 1,627,340      61,383,265       0.3%
    Microsoft Corp................................................... 3,927,281     419,472,884       1.7%
    NVIDIA Corp......................................................   379,942      80,103,172       0.3%
    Oracle Corp...................................................... 1,640,590      80,126,416       0.3%
#   Visa, Inc., Class A..............................................   982,237     135,401,370       0.6%
    Other Securities.................................................             2,256,534,183       9.0%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             4,354,057,222      17.7%
                                                                                ---------------      ----
MATERIALS -- (3.8%)
    DowDuPont, Inc................................................... 1,209,038      65,191,329       0.3%
    Other Securities.................................................               951,732,335       3.8%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................             1,016,923,664       4.1%
                                                                                ---------------      ----
REAL ESTATE -- (0.3%)
    Other Securities.................................................                82,621,632       0.3%
                                                                                ---------------      ----
UTILITIES -- (1.7%)
    Other Securities.................................................               457,389,465       1.9%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            24,470,055,124      99.2%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                   588,923       0.0%
                                                                                ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                    78,530       0.0%
                                                                                ---------------      ----
TOTAL INVESTMENT SECURITIES..........................................            24,470,722,577
                                                                                ---------------

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 225,633,779 $   225,633,779        0.9%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (6.6%)
@(S)  DFA Short Term Investment Fund................................... 151,007,960   1,747,162,103        7.1%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $18,293,277,501)...............................................             $26,443,518,459      107.2%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,355    12/21/18  $192,694,761 $183,677,025  $(9,017,736)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $192,694,761 $183,677,025  $(9,017,736)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             ---------------  -------------- -------- ---------------
Common Stocks
   Communication Services................................... $ 1,953,830,108              --       -- $ 1,953,830,108
   Consumer Discretionary...................................   2,999,728,881  $          516       --   2,999,729,397
   Consumer Staples.........................................   1,504,710,200              --       --   1,504,710,200
   Energy...................................................   1,548,345,477              --       --   1,548,345,477
   Financials...............................................   4,279,953,634          31,303       --   4,279,984,937
   Health Care..............................................   2,941,938,973           2,681       --   2,941,941,654
   Industrials..............................................   3,330,521,368              --       --   3,330,521,368
   Information Technology...................................   4,354,038,836          18,386       --   4,354,057,222
   Materials................................................   1,016,737,233         186,431       --   1,016,923,664
   Real Estate..............................................      82,621,632              --       --      82,621,632
   Utilities................................................     457,389,465              --       --     457,389,465
Preferred Stocks
   Consumer Discretionary...................................         588,923              --       --         588,923
Rights/Warrants
   Consumer Discretionary...................................              --           9,652       --           9,652
   Information Technology...................................          68,878              --       --          68,878
Temporary Cash Investments..................................     225,633,779              --       --     225,633,779
Securities Lending Collateral...............................              --   1,747,162,103       --   1,747,162,103
Futures Contracts**.........................................      (9,017,736)             --       --      (9,017,736)
                                                             ---------------  -------------- -------- ---------------
TOTAL....................................................... $24,687,089,651  $1,747,411,072       -- $26,434,500,723
                                                             ===============  ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                               PERCENTAGE
                                                                       SHARES      VALUE+    OF NET ASSETS++
                                                                      --------- ------------ ---------------
COMMON STOCKS -- (91.1%)
COMMUNICATION SERVICES -- (5.7%)
*   Alphabet, Inc., Class A..........................................    10,540 $ 11,494,713       0.3%
*   Alphabet, Inc., Class C..........................................    11,067   11,916,614       0.3%
    AT&T, Inc........................................................ 1,539,467   47,230,848       1.0%
    CenturyLink, Inc.................................................   377,622    7,794,118       0.2%
*   Charter Communications, Inc., Class A............................    32,597   10,443,101       0.2%
    Comcast Corp., Class A...........................................   487,867   18,607,247       0.4%
    Verizon Communications, Inc......................................   270,126   15,421,493       0.3%
    Walt Disney Co. (The)............................................   118,253   13,578,992       0.3%
    Other Securities.................................................            149,606,760       3.2%
                                                                                ------------      ----
TOTAL COMMUNICATION SERVICES.........................................            286,093,886       6.2%
                                                                                ------------      ----
CONSUMER DISCRETIONARY -- (10.3%)
    Ford Motor Co....................................................   819,606    7,827,237       0.2%
    General Motors Co................................................   390,610   14,292,420       0.3%
#   Kohl's Corp......................................................   101,028    7,650,850       0.2%
    Macy's, Inc......................................................   234,362    8,036,273       0.2%
#   Urban Outfitters, Inc............................................   199,203    7,860,550       0.2%
    Other Securities.................................................            469,886,970      10.1%
                                                                                ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................            515,554,300      11.2%
                                                                                ------------      ----
CONSUMER STAPLES -- (3.7%)
#   Post Holdings, Inc...............................................    93,010    8,223,944       0.2%
    Procter & Gamble Co. (The).......................................   116,144   10,299,650       0.2%
    Walgreens Boots Alliance, Inc....................................    95,500    7,618,035       0.2%
    Walmart, Inc.....................................................   198,213   19,876,800       0.4%
    Other Securities.................................................            142,076,001       3.1%
                                                                                ------------      ----
TOTAL CONSUMER STAPLES...............................................            188,094,430       4.1%
                                                                                ------------      ----
ENERGY -- (7.2%)
    Chevron Corp.....................................................   211,373   23,599,795       0.5%
*   Concho Resources, Inc............................................    57,925    8,056,788       0.2%
    Exxon Mobil Corp.................................................   430,003   34,262,639       0.8%
    HollyFrontier Corp...............................................   182,118   12,282,038       0.3%
    Marathon Petroleum Corp..........................................   284,507   20,043,518       0.4%
    PBF Energy, Inc., Class A........................................   188,703    7,897,221       0.2%
    Valero Energy Corp...............................................   104,590    9,527,103       0.2%
    Other Securities.................................................            245,567,684       5.2%
                                                                                ------------      ----
TOTAL ENERGY.........................................................            361,236,786       7.8%
                                                                                ------------      ----
FINANCIALS -- (22.7%)
    Ally Financial, Inc..............................................   307,805    7,821,325       0.2%
    American Express Co..............................................    75,579    7,764,231       0.2%
    Bank of America Corp............................................. 1,187,298   32,650,695       0.7%
*   Berkshire Hathaway, Inc., Class B................................    91,166   18,714,556       0.4%
    Citigroup, Inc...................................................   312,527   20,458,017       0.5%
    Goldman Sachs Group, Inc. (The)..................................    44,550   10,040,233       0.2%
    Hartford Financial Services Group, Inc. (The)....................   171,851    7,805,472       0.2%
    JPMorgan Chase & Co..............................................   550,713   60,038,731       1.3%
    Kemper Corp......................................................   102,089    7,676,072       0.2%
    Morgan Stanley...................................................   171,784    7,843,657       0.2%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                               PERCENTAGE
                                                                      SHARES      VALUE+     OF NET ASSETS++
                                                                      ------- -------------- ---------------
FINANCIALS -- (Continued)
    Regions Financial Corp........................................... 533,364 $    9,051,187       0.2%
    Wells Fargo & Co................................................. 846,080     45,036,838       1.0%
    Other Securities.................................................            902,642,915      19.4%
                                                                              --------------      ----
TOTAL FINANCIALS.....................................................          1,137,543,929      24.7%
                                                                              --------------      ----
HEALTH CARE -- (8.4%)
    Abbott Laboratories.............................................. 124,325      8,570,965       0.2%
    Anthem, Inc......................................................  28,912      7,967,280       0.2%
    CVS Health Corp.................................................. 102,304      7,405,787       0.2%
    Johnson & Johnson................................................  93,489     13,087,525       0.3%
    Merck & Co., Inc................................................. 149,737     11,022,141       0.3%
    Pfizer, Inc...................................................... 446,979     19,246,916       0.4%
    UnitedHealth Group, Inc..........................................  74,301     19,418,566       0.4%
    Other Securities.................................................            336,843,039       7.2%
                                                                              --------------      ----
TOTAL HEALTH CARE....................................................            423,562,219       9.2%
                                                                              --------------      ----
INDUSTRIALS -- (14.5%)
    Norfolk Southern Corp............................................  44,415      7,454,169       0.2%
    Other Securities.................................................            721,043,237      15.6%
                                                                              --------------      ----
TOTAL INDUSTRIALS....................................................            728,497,406      15.8%
                                                                              --------------      ----
INFORMATION TECHNOLOGY -- (12.5%)
    Apple, Inc....................................................... 285,245     62,428,721       1.4%
    Cisco Systems, Inc............................................... 447,995     20,495,771       0.5%
    Intel Corp....................................................... 578,019     27,097,531       0.6%
*   Micron Technology, Inc........................................... 295,915     11,161,914       0.3%
    Microsoft Corp................................................... 278,222     29,716,892       0.7%
    Other Securities.................................................            475,257,039      10.1%
                                                                              --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................            626,157,868      13.6%
                                                                              --------------      ----
MATERIALS -- (4.6%)
    DowDuPont, Inc................................................... 165,235      8,909,471       0.2%
    Other Securities.................................................            221,015,870       4.8%
                                                                              --------------      ----
TOTAL MATERIALS......................................................            229,925,341       5.0%
                                                                              --------------      ----
REAL ESTATE -- (0.5%)
    Other Securities.................................................             22,725,365       0.5%
                                                                              --------------      ----
UTILITIES -- (1.0%)
    Other Securities.................................................             48,860,096       1.0%
                                                                              --------------      ----
TOTAL COMMON STOCKS..................................................          4,568,251,626      99.1%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                366,411       0.0%
                                                                              --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                 24,345       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES..........................................          4,568,642,382
                                                                              --------------

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 67,908,509 $   67,908,509        1.5%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (7.5%)
@(S)  DFA Short Term Investment Fund................................... 32,511,626    376,159,512        8.1%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,548,831,690)................................................            $5,012,710,403      108.7%
                                                                                   ==============      =====

As of October 31, 2018, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    301     12/21/18  $40,171,315 $40,802,055    $630,740
                                                                        ----------- -----------    --------
TOTAL FUTURES CONTRACTS...........................                      $40,171,315 $40,802,055    $630,740
                                                                        =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                             -------------- ------------ -------- --------------
Common Stocks
   Communication Services................................... $  286,093,886           --       -- $  286,093,886
   Consumer Discretionary...................................    515,554,300           --       --    515,554,300
   Consumer Staples.........................................    188,094,430           --       --    188,094,430
   Energy...................................................    361,236,786           --       --    361,236,786
   Financials...............................................  1,137,531,237 $     12,692       --  1,137,543,929
   Health Care..............................................    423,562,219           --       --    423,562,219
   Industrials..............................................    728,497,406           --       --    728,497,406
   Information Technology...................................    626,157,868           --       --    626,157,868
   Materials................................................    229,847,526       77,815       --    229,925,341
   Real Estate..............................................     22,725,365           --       --     22,725,365
   Utilities................................................     48,860,096           --       --     48,860,096
Preferred Stocks
   Consumer Discretionary...................................        366,411           --       --        366,411
Rights/Warrants
   Consumer Discretionary...................................             --        3,883       --          3,883
   Information Technology...................................         20,462           --       --         20,462
Temporary Cash Investments..................................     67,908,509           --       --     67,908,509
Securities Lending Collateral...............................             --  376,159,512       --    376,159,512
Futures Contracts**.........................................        630,740           --       --        630,740
                                                             -------------- ------------ -------- --------------
TOTAL....................................................... $4,637,087,241 $376,253,902       -- $5,013,341,143
                                                             ============== ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (86.9%)
COMMUNICATION SERVICES -- (3.4%)
#   New York Times Co. (The), Class A................................  1,546,008 $   40,814,611       0.2%
*   Zynga, Inc., Class A............................................. 10,461,381     38,079,427       0.2%
    Other Securities.................................................               597,736,834       3.5%
                                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES.........................................               676,630,872       3.9%
                                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (13.2%)
    American Eagle Outfitters, Inc...................................  1,887,209     43,519,040       0.3%
#   Children's Place, Inc. (The).....................................    265,406     39,651,656       0.2%
#*  Deckers Outdoor Corp.............................................    593,656     75,495,234       0.4%
*   Five Below, Inc..................................................    321,191     36,557,960       0.2%
#*  Helen of Troy, Ltd...............................................    336,806     41,804,361       0.3%
    Marriott Vacations Worldwide Corp................................    498,243     44,089,523       0.3%
#   Signet Jewelers, Ltd.............................................    636,023     35,649,089       0.2%
    Wolverine World Wide, Inc........................................  1,175,143     41,329,779       0.2%
    Other Securities.................................................             2,261,738,610      13.0%
                                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................             2,619,835,252      15.1%
                                                                                 --------------      ----
CONSUMER STAPLES -- (3.9%)
#*  Darling Ingredients, Inc.........................................  1,833,493     37,879,965       0.2%
#   Medifast, Inc....................................................    223,875     47,389,860       0.3%
    Other Securities.................................................               691,227,187       4.0%
                                                                                 --------------      ----
TOTAL CONSUMER STAPLES...............................................               776,497,012       4.5%
                                                                                 --------------      ----
ENERGY -- (5.6%)
*   CNX Resources Corp...............................................  2,445,037     38,264,829       0.2%
#*  Gulfport Energy Corp.............................................  5,409,227     49,278,058       0.3%
#*  Oceaneering International, Inc...................................  2,273,987     43,069,314       0.3%
    Other Securities.................................................               985,413,938       5.7%
                                                                                 --------------      ----
TOTAL ENERGY.........................................................             1,116,026,139       6.5%
                                                                                 --------------      ----
FINANCIALS -- (16.8%)
    Aspen Insurance Holdings, Ltd....................................    871,501     36,498,462       0.2%
#   BancorpSouth Bank................................................  1,522,695     43,701,346       0.3%
    Cathay General Bancorp...........................................  1,520,898     57,292,228       0.3%
    Columbia Banking System, Inc.....................................  1,055,984     39,166,447       0.2%
#   Community Bank System, Inc.......................................    620,520     36,232,163       0.2%
    FirstCash, Inc...................................................    625,879     50,320,672       0.3%
#   Glacier Bancorp, Inc.............................................    932,686     39,545,886       0.2%
*   Green Dot Corp., Class A.........................................    631,439     47,825,190       0.3%
    Kemper Corp......................................................    544,635     40,951,106       0.2%
    MB Financial, Inc................................................    818,499     36,333,171       0.2%
#   Mercury General Corp.............................................    622,919     36,945,326       0.2%
#   Selective Insurance Group, Inc...................................    763,279     49,498,643       0.3%
#   Sterling Bancorp.................................................  2,031,889     36,533,364       0.2%
    TCF Financial Corp...............................................  2,107,424     44,003,013       0.3%
    Other Securities.................................................             2,752,570,639      16.0%
                                                                                 --------------      ----
TOTAL FINANCIALS.....................................................             3,347,417,656      19.4%
                                                                                 --------------      ----
HEALTH CARE -- (8.2%)
#*  Amedisys, Inc....................................................    364,629     40,109,190       0.2%

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE+      OF NET ASSETS++
                                                                      --------- --------------- ---------------
HEALTH CARE -- (Continued)
#*  Horizon Pharma P.L.C............................................. 2,383,195 $    43,397,981       0.3%
#*  Inogen, Inc......................................................   201,007      38,104,897       0.2%
#*  Merit Medical Systems, Inc.......................................   637,177      36,395,550       0.2%
#*  Myriad Genetics, Inc.............................................   796,274      35,856,218       0.2%
    Other Securities.................................................             1,432,522,292       8.3%
                                                                                ---------------      ----
TOTAL HEALTH CARE....................................................             1,626,386,128       9.4%
                                                                                ---------------      ----
INDUSTRIALS -- (16.7%)
#*  Cimpress NV......................................................   293,238      36,651,818       0.2%
    Insperity, Inc...................................................   449,144      49,338,468       0.3%
    MSA Safety, Inc..................................................   362,977      37,909,318       0.2%
#*  RBC Bearings, Inc................................................   255,557      37,740,658       0.2%
#*  Spirit Airlines, Inc.............................................   748,626      38,853,689       0.2%
#   Terex Corp....................................................... 1,116,268      37,272,189       0.2%
    Tetra Tech, Inc..................................................   660,168      43,597,495       0.3%
#*  Trex Co., Inc....................................................   638,475      39,138,518       0.2%
    Other Securities.................................................             3,006,427,050      17.4%
                                                                                ---------------      ----
TOTAL INDUSTRIALS....................................................             3,326,929,203      19.2%
                                                                                ---------------      ----
INFORMATION TECHNOLOGY -- (11.1%)
*   CACI International, Inc., Class A................................   232,002      41,403,077       0.2%
#*  Ciena Corp....................................................... 1,352,162      42,268,584       0.3%
*   Conduent, Inc.................................................... 2,001,360      38,225,976       0.2%
#*  Cree, Inc........................................................ 1,047,356      40,658,360       0.2%
*   Integrated Device Technology, Inc................................ 1,083,550      50,720,975       0.3%
*   LiveRamp Holdings, Inc...........................................   804,519      36,750,428       0.2%
    Other Securities.................................................             1,963,304,852      11.4%
                                                                                ---------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................             2,213,332,252      12.8%
                                                                                ---------------      ----
MATERIALS -- (4.4%)
#*  Cleveland-Cliffs, Inc............................................ 3,429,529      36,901,732       0.2%
    KapStone Paper and Packaging Corp................................ 1,023,268      35,814,380       0.2%
    Other Securities.................................................               797,160,518       4.6%
                                                                                ---------------      ----
TOTAL MATERIALS......................................................               869,876,630       5.0%
                                                                                ---------------      ----
REAL ESTATE -- (0.6%)
    Other Securities.................................................               119,743,889       0.7%
                                                                                ---------------      ----
UTILITIES -- (3.0%)
    Other Securities.................................................               584,818,890       3.4%
                                                                                ---------------      ----
TOTAL COMMON STOCKS..................................................            17,277,493,923      99.9%
                                                                                ---------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                 1,764,740       0.0%
                                                                                ---------------      ----
HEALTH CARE -- (0.0%)
    Other Security...................................................                   784,746       0.0%
                                                                                ---------------      ----
TOTAL PREFERRED STOCKS...............................................                 2,549,486       0.0%
                                                                                ---------------      ----

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities.................................................             $        71,640        0.0%
                                                                                    ---------------      -----
TOTAL INVESTMENT SECURITIES............................................              17,280,115,049
                                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%.........................................................  97,266,737      97,266,737        0.6%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (12.6%)
@(S)  DFA Short Term Investment Fund................................... 217,426,248   2,515,621,684       14.5%
                                                                                    ---------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $16,132,072,088)...............................................             $19,893,003,470      115.0%
                                                                                    ===============      =====

As of October 31, 2018, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    43      12/21/18  $5,812,296 $5,828,865    $16,569
                                                                        ---------- ----------    -------
TOTAL FUTURES CONTRACTS...........................                      $5,812,296 $5,828,865    $16,569
                                                                        ========== ==========    =======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------
                                                                LEVEL 1     LEVEL 2  LEVEL 3      TOTAL
                                                             -------------- -------- -------- --------------
Common Stocks
   Communication Services................................... $  676,630,872       --       -- $  676,630,872
   Consumer Discretionary...................................  2,619,833,902 $  1,350       --  2,619,835,252
   Consumer Staples.........................................    776,497,012       --       --    776,497,012
   Energy...................................................  1,116,026,139       --       --  1,116,026,139
   Financials...............................................  3,347,346,424   71,232       --  3,347,417,656
   Health Care..............................................  1,626,386,128       --       --  1,626,386,128
   Industrials..............................................  3,326,929,203       --       --  3,326,929,203
   Information Technology...................................  2,213,286,834   45,418       --  2,213,332,252
   Materials................................................    869,391,047  485,583       --    869,876,630
   Real Estate..............................................    119,743,889       --       --    119,743,889
   Utilities................................................    584,818,890       --       --    584,818,890
Preferred Stocks
   Consumer Discretionary...................................      1,764,740       --       --      1,764,740
   Health Care..............................................             --  784,746       --        784,746
Rights/Warrants
   Consumer Discretionary...................................             --   30,186       --         30,186
   Information Technology...................................         41,454       --       --         41,454
Temporary Cash Investments..................................     97,266,737       --       --     97,266,737

U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                 LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                                             --------------- -------------- -------- ---------------
Securities Lending Collateral...............................              -- $2,515,621,684       -- $ 2,515,621,684
Futures Contracts**......................................... $        16,569             --       --          16,569
                                                             --------------- -------------- -------- ---------------
TOTAL....................................................... $17,375,979,840 $2,517,040,199       -- $19,893,020,039
                                                             =============== ============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (86.3%)
COMMUNICATION SERVICES -- (3.1%)
    Shenandoah Telecommunications Co.................................   497,784 $   18,925,748       0.3%
    Other Securities.................................................              206,531,350       3.2%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              225,457,098       3.5%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (12.3%)
    Caleres, Inc.....................................................   493,103     16,864,123       0.3%
#   Callaway Golf Co................................................. 1,105,362     23,654,747       0.4%
#*  Cavco Industries, Inc............................................    92,075     18,471,166       0.3%
*   Fox Factory Holding Corp.........................................   326,575     17,546,875       0.3%
#   GameStop Corp., Class A.......................................... 1,237,854     18,072,668       0.3%
#*  Gentherm, Inc....................................................   398,697     17,399,137       0.3%
#   Oxford Industries, Inc...........................................   188,771     16,796,844       0.3%
#*  Sleep Number Corp................................................   443,759     16,139,515       0.3%
    Sonic Corp.......................................................   605,445     26,203,660       0.4%
#   Strategic Education, Inc.........................................   173,495     21,829,141       0.3%
    Other Securities.................................................              716,864,895      10.8%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              909,842,771      14.0%
                                                                                --------------      ----
CONSUMER STAPLES -- (3.5%)
#   Calavo Growers, Inc..............................................   186,492     18,089,724       0.3%
#   Inter Parfums, Inc...............................................   301,212     17,768,496       0.3%
#   Medifast, Inc....................................................   129,943     27,506,334       0.4%
#*  United Natural Foods, Inc........................................   842,081     18,298,420       0.3%
#   WD-40 Co.........................................................   127,246     21,260,262       0.3%
    Other Securities.................................................              157,100,086       2.4%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              260,023,322       4.0%
                                                                                --------------      ----
ENERGY -- (6.1%)
#*  Gulfport Energy Corp............................................. 2,330,870     21,234,226       0.3%
#*  Noble Corp. P.L.C................................................ 3,496,071     17,550,276       0.3%
#   SemGroup Corp., Class A.......................................... 1,006,217     18,604,952       0.3%
*   Superior Energy Services, Inc.................................... 2,412,984     18,893,665       0.3%
#   US Silica Holdings, Inc.......................................... 1,536,040     21,504,560       0.3%
    Other Securities.................................................              349,831,597       5.4%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              447,619,276       6.9%
                                                                                --------------      ----
FINANCIALS -- (18.7%)
    Horace Mann Educators Corp.......................................   410,677     16,131,393       0.3%
#*  NMI Holdings, Inc., Class A......................................   763,913     16,149,121       0.3%
    Universal Insurance Holdings, Inc................................   446,074     18,726,187       0.3%
    Other Securities.................................................            1,333,801,340      20.5%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,384,808,041      21.4%
                                                                                --------------      ----
HEALTH CARE -- (8.9%)
*   BioTelemetry, Inc................................................   333,593     19,381,753       0.3%
    CONMED Corp......................................................   245,222     16,535,319       0.3%
    Ensign Group, Inc. (The).........................................   507,939     18,814,061       0.3%
*   Integer Holdings Corp............................................   281,395     20,955,486       0.3%
#*  LHC Group, Inc...................................................   195,466     17,871,456       0.3%
#*  Omnicell, Inc....................................................   278,944     19,721,341       0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                                                               PERCENTAGE
                                                                      SHARES      VALUE+     OF NET ASSETS++
                                                                      ------- -------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................         $  544,352,617       8.3%
                                                                              --------------      ----
TOTAL HEALTH CARE....................................................            657,632,033      10.1%
                                                                              --------------      ----
INDUSTRIALS -- (17.3%)
#*  Aerojet Rocketdyne Holdings, Inc................................. 455,303     16,081,302       0.3%
#*  Aerovironment, Inc............................................... 243,472     21,905,176       0.3%
    Albany International Corp., Class A.............................. 257,591     18,026,218       0.3%
#*  Axon Enterprise, Inc............................................. 266,307     16,436,468       0.3%
#*  Chart Industries, Inc............................................ 326,645     22,228,192       0.3%
    Comfort Systems USA, Inc......................................... 378,197     20,225,976       0.3%
    Exponent, Inc.................................................... 406,503     20,512,141       0.3%
    Forward Air Corp................................................. 306,722     18,400,253       0.3%
#   Kaman Corp....................................................... 281,442     17,877,196       0.3%
    Raven Industries, Inc............................................ 401,690     17,465,481       0.3%
#   US Ecology, Inc.................................................. 246,156     17,213,689       0.3%
    Other Securities.................................................          1,070,473,763      16.4%
                                                                              --------------      ----
TOTAL INDUSTRIALS....................................................          1,276,845,855      19.7%
                                                                              --------------      ----
INFORMATION TECHNOLOGY -- (9.9%)
#   Badger Meter, Inc................................................ 332,787     16,343,170       0.3%
*   ExlService Holdings, Inc......................................... 265,274     17,004,063       0.3%
#*  Fabrinet......................................................... 375,415     16,262,978       0.3%
#*  Insight Enterprises, Inc......................................... 311,814     16,117,666       0.3%
*   Virtusa Corp..................................................... 358,465     17,776,279       0.3%
    Other Securities.................................................            648,876,921       9.8%
                                                                              --------------      ----
TOTAL INFORMATION TECHNOLOGY.........................................            732,381,077      11.3%
                                                                              --------------      ----
MATERIALS -- (3.8%)
    Innospec, Inc.................................................... 254,933     17,060,116       0.3%
#   Quaker Chemical Corp............................................. 104,311     18,765,549       0.3%
    Other Securities.................................................            240,713,279       3.7%
                                                                              --------------      ----
TOTAL MATERIALS......................................................            276,538,944       4.3%
                                                                              --------------      ----
REAL ESTATE -- (0.9%)
    Other Securities.................................................             68,131,980       1.1%
                                                                              --------------      ----
UTILITIES -- (1.8%)
#   American States Water Co......................................... 317,648     19,446,411       0.3%
#   California Water Service Group................................... 430,087     18,063,654       0.3%
    Other Securities.................................................             97,416,980       1.5%
                                                                              --------------      ----
TOTAL UTILITIES......................................................            134,927,045       2.1%
                                                                              --------------      ----
TOTAL COMMON STOCKS..................................................          6,374,207,442      98.4%
                                                                              --------------      ----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security...................................................                806,104       0.0%
                                                                              --------------      ----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                 37,337       0.0%
                                                                              --------------      ----
TOTAL INVESTMENT SECURITIES..........................................          6,375,050,883
                                                                              --------------

U.S. MICRO CAP PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 56,047,616 $   56,047,616        0.9%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (13.0%)
@(S)  DFA Short Term Investment Fund................................... 82,806,751    958,074,112       14.8%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,225,892,470)................................................            $7,389,172,611      114.1%
                                                                                   ==============      =====

As of October 31, 2018, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    694     12/21/18  $96,789,102 $94,075,170  $(2,713,932)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $96,789,102 $94,075,170  $(2,713,932)
                                                                        =========== ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                 LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                                             --------------  ------------ -------- --------------
Common Stocks
   Communication Services................................... $  225,457,098            --       -- $  225,457,098
   Consumer Discretionary...................................    909,831,292  $     11,479       --    909,842,771
   Consumer Staples.........................................    260,023,322            --       --    260,023,322
   Energy...................................................    447,619,276            --       --    447,619,276
   Financials...............................................  1,384,751,354        56,687       --  1,384,808,041
   Health Care..............................................    657,632,033            --       --    657,632,033
   Industrials..............................................  1,276,845,855            --       --  1,276,845,855
   Information Technology...................................    732,358,207        22,870       --    732,381,077
   Materials................................................    275,872,249       666,695       --    276,538,944
   Real Estate..............................................     68,131,980            --       --     68,131,980
   Utilities................................................    134,927,045            --       --    134,927,045
Preferred Stocks
   Consumer Discretionary...................................        806,104            --       --        806,104
Rights/Warrants
   Information Technology...................................         36,830            --       --         36,830
   Consumer Discretionary...................................             --           507       --            507
Temporary Cash Investments..................................     56,047,616            --       --     56,047,616
Securities Lending Collateral...............................             --   958,074,112       --    958,074,112
Futures Contracts**.........................................     (2,713,932)           --       --     (2,713,932)
                                                             --------------  ------------ -------- --------------
TOTAL....................................................... $6,427,626,329  $958,832,350       -- $7,386,458,679
                                                             ==============  ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                             PERCENTAGE
                                                                      SHARES     VALUE+    OF NET ASSETS++
                                                                      ------- ------------ ---------------
COMMON STOCKS -- (98.3%)
COMMUNICATION SERVICES -- (6.9%)
    Comcast Corp., Class A........................................... 207,454 $  7,912,296       1.1%
    Verizon Communications, Inc...................................... 488,788   27,904,907       3.9%
    Other Securities.................................................           14,648,225       2.0%
                                                                              ------------      ----
TOTAL COMMUNICATION SERVICES.........................................           50,465,428       7.0%
                                                                              ------------      ----
CONSUMER DISCRETIONARY -- (19.1%)
*   Amazon.com, Inc..................................................  17,130   27,373,911       3.8%
    Aptiv P.L.C......................................................  60,102    4,615,834       0.6%
    Best Buy Co., Inc................................................  62,635    4,394,472       0.6%
*   Booking Holdings, Inc............................................   4,527    8,486,224       1.2%
    General Motors Co................................................ 126,582    4,631,635       0.6%
    Home Depot, Inc. (The)...........................................  93,072   16,369,503       2.3%
    Lowe's Cos., Inc.................................................  72,098    6,865,172       1.0%
    NIKE, Inc., Class B..............................................  90,425    6,785,492       0.9%
    Starbucks Corp...................................................  89,533    5,217,088       0.7%
    Target Corp......................................................  51,153    4,277,925       0.6%
    TJX Cos., Inc. (The).............................................  54,912    6,033,731       0.8%
    Other Securities.................................................           44,493,895       6.2%
                                                                              ------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................          139,544,882      19.3%
                                                                              ------------      ----
CONSUMER STAPLES -- (11.0%)
    Altria Group, Inc................................................ 209,204   13,606,628       1.9%
    Coca-Cola Co. (The).............................................. 292,601   14,009,736       1.9%
    Costco Wholesale Corp............................................  41,704    9,534,785       1.3%
    PepsiCo, Inc..................................................... 131,677   14,797,861       2.0%
    Walmart, Inc.....................................................  69,502    6,969,661       1.0%
    Other Securities.................................................           21,572,910       3.0%
                                                                              ------------      ----
TOTAL CONSUMER STAPLES...............................................           80,491,581      11.1%
                                                                              ------------      ----
ENERGY -- (1.0%)
    Other Securities.................................................            7,146,745       1.0%
                                                                              ------------      ----
FINANCIALS -- (4.2%)
    American Express Co..............................................  77,321    7,943,186       1.1%
    Ameriprise Financial, Inc........................................  26,841    3,415,249       0.5%
    Marsh & McLennan Cos., Inc.......................................  40,122    3,400,339       0.5%
    Other Securities.................................................           15,998,697       2.2%
                                                                              ------------      ----
TOTAL FINANCIALS.....................................................           30,757,471       4.3%
                                                                              ------------      ----
HEALTH CARE -- (7.5%)
    AbbVie, Inc......................................................  83,363    6,489,809       0.9%
    Amgen, Inc.......................................................  73,131   14,098,925       2.0%
*   Biogen, Inc......................................................  20,989    6,386,323       0.9%
*   Celgene Corp.....................................................  61,876    4,430,322       0.6%
    Gilead Sciences, Inc............................................. 132,871    9,059,145       1.3%
    Other Securities.................................................           14,791,941       1.9%
                                                                              ------------      ----
TOTAL HEALTH CARE....................................................           55,256,465       7.6%
                                                                              ------------      ----
INDUSTRIALS -- (18.9%)
    3M Co............................................................  53,526   10,183,857       1.4%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                 PERCENTAGE
                                                                         SHARES      VALUE+    OF NET ASSETS++
                                                                        --------- ------------ ---------------
INDUSTRIALS -- (Continued)
      Boeing Co. (The).................................................    29,494 $ 10,466,241        1.5%
      Caterpillar, Inc.................................................    70,495    8,552,453        1.2%
      Deere & Co.......................................................    32,964    4,464,644        0.6%
      Delta Air Lines, Inc.............................................    73,216    4,007,112        0.6%
      FedEx Corp.......................................................    16,519    3,639,797        0.5%
      Honeywell International, Inc.....................................    61,438    8,897,451        1.2%
      Lockheed Martin Corp.............................................    19,440    5,712,444        0.8%
      Union Pacific Corp...............................................    79,063   11,560,592        1.6%
*     United Continental Holdings, Inc.................................    40,490    3,462,300        0.5%
      United Parcel Service, Inc., Class B.............................    53,876    5,739,949        0.8%
      Waste Management, Inc............................................    47,958    4,290,802        0.6%
      Other Securities.................................................             57,182,219        7.8%
                                                                                  ------------      -----
TOTAL INDUSTRIALS......................................................            138,159,861       19.1%
                                                                                  ------------      -----
INFORMATION TECHNOLOGY -- (27.0%)
      Accenture P.L.C., Class A........................................    58,274    9,185,148        1.3%
      Apple, Inc.......................................................   126,892   27,771,583        3.8%
      Automatic Data Processing, Inc...................................    38,937    5,610,043        0.8%
      International Business Machines Corp.............................   109,838   12,678,600        1.8%
      Intuit, Inc......................................................    18,279    3,856,869        0.5%
      Mastercard, Inc., Class A........................................    74,777   14,781,170        2.0%
*     Micron Technology, Inc...........................................   100,307    3,783,580        0.5%
      Microsoft Corp...................................................   259,331   27,699,144        3.8%
      NetApp, Inc......................................................    43,996    3,453,246        0.5%
      NVIDIA Corp......................................................    52,990   11,171,882        1.5%
      Texas Instruments, Inc...........................................    98,012    9,098,454        1.3%
      Visa, Inc., Class A..............................................   152,846   21,069,821        2.9%
      Other Securities.................................................             47,535,379        6.6%
                                                                                  ------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................            197,694,919       27.3%
                                                                                  ------------      -----
MATERIALS -- (2.7%)
      Other Securities.................................................             19,478,688        2.7%
                                                                                  ------------      -----
UTILITIES -- (0.0%)
      Other Security...................................................                420,564        0.1%
                                                                                  ------------      -----
TOTAL COMMON STOCKS....................................................            719,416,604       99.5%
                                                                                  ------------      -----
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 3,361,334    3,361,334        0.5%
                                                                                  ------------      -----
SECURITIES LENDING COLLATERAL -- (1.3%)
@(S)  DFA Short Term Investment Fund...................................   815,897    9,439,931        1.3%
                                                                                  ------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $722,662,086)..................................................           $732,217,869      101.3%
                                                                                  ============      =====

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                               LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ------------ ---------- -------- ------------
Common Stocks
   Communication Services................................... $ 50,465,428         --       -- $ 50,465,428
   Consumer Discretionary...................................  139,544,882         --       --  139,544,882
   Consumer Staples.........................................   80,491,581         --       --   80,491,581
   Energy...................................................    7,146,745         --       --    7,146,745
   Financials...............................................   30,757,471         --       --   30,757,471
   Health Care..............................................   55,256,465         --       --   55,256,465
   Industrials..............................................  138,159,861         --       --  138,159,861
   Information Technology...................................  197,694,919         --       --  197,694,919
   Materials................................................   19,478,688         --       --   19,478,688
   Utilities................................................      420,564         --       --      420,564
Temporary Cash Investments..................................    3,361,334         --       --    3,361,334
Securities Lending Collateral...............................           -- $9,439,931       --    9,439,931
                                                             ------------ ---------- -------- ------------
TOTAL....................................................... $722,777,938 $9,439,931       -- $732,217,869
                                                             ============ ========== ======== ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (95.8%)
REAL ESTATE -- (95.8%)
#   Alexandria Real Estate Equities, Inc.............................   931,866 $  113,901,981       1.3%
    American Campus Communities, Inc................................. 1,259,857     49,776,950       0.6%
    American Homes 4 Rent, Class A................................... 2,319,984     48,882,063       0.6%
    American Tower Corp.............................................. 3,940,258    613,931,599       7.2%
    Apartment Investment & Management Co., Class A................... 1,465,312     63,067,029       0.7%
    AvalonBay Communities, Inc....................................... 1,270,411    222,804,681       2.6%
    Boston Properties, Inc........................................... 1,422,289    171,755,620       2.0%
    Camden Property Trust............................................   837,473     75,598,688       0.9%
    Crown Castle International Corp.................................. 3,666,923    398,741,207       4.6%
    CubeSmart........................................................ 1,680,737     48,707,758       0.6%
#   Digital Realty Trust, Inc........................................ 1,883,127    194,451,694       2.3%
    Douglas Emmett, Inc.............................................. 1,471,250     53,244,538       0.6%
    Duke Realty Corp................................................. 3,313,467     91,352,285       1.1%
#   EPR Properties...................................................   684,956     47,083,875       0.5%
    Equinix, Inc.....................................................   729,747    276,384,379       3.2%
    Equity LifeStyle Properties, Inc.................................   770,599     72,968,019       0.9%
    Equity Residential............................................... 3,385,677    219,933,578       2.6%
    Essex Property Trust, Inc........................................   608,919    152,704,707       1.8%
    Extra Space Storage, Inc......................................... 1,171,186    105,477,011       1.2%
    Federal Realty Investment Trust..................................   675,031     83,737,596       1.0%
    Gaming and Leisure Properties, Inc............................... 1,869,273     62,975,807       0.7%
    HCP, Inc......................................................... 4,345,170    119,709,434       1.4%
    Healthcare Trust of America, Inc., Class A....................... 1,858,558     48,805,733       0.6%
    Host Hotels & Resorts, Inc....................................... 6,843,727    130,783,623       1.5%
#   Invitation Homes, Inc............................................ 2,157,818     47,213,058       0.5%
#   Iron Mountain, Inc............................................... 2,440,546     74,705,113       0.9%
#   Kilroy Realty Corp...............................................   923,999     63,645,051       0.7%
#   Kimco Realty Corp................................................ 3,936,601     63,339,910       0.7%
#   Lamar Advertising Co., Class A...................................   657,486     48,206,874       0.6%
    Liberty Property Trust........................................... 1,382,569     57,888,164       0.7%
    Macerich Co. (The)............................................... 1,188,024     61,325,799       0.7%
#   Medical Properties Trust, Inc.................................... 3,272,065     48,622,886       0.6%
    Mid-America Apartment Communities, Inc........................... 1,054,328    103,018,389       1.2%
#   National Retail Properties, Inc.................................. 1,416,966     66,243,161       0.8%
#   Omega Healthcare Investors, Inc.................................. 1,832,696     61,120,412       0.7%
    Park Hotels & Resorts, Inc....................................... 1,622,172     47,156,540       0.5%
    Prologis, Inc.................................................... 5,772,643    372,162,294       4.3%
    Public Storage................................................... 1,439,486    295,771,188       3.4%
#   Realty Income Corp............................................... 2,587,199    155,930,484       1.8%
    Regency Centers Corp............................................. 1,439,341     91,196,646       1.1%
*   SBA Communications Corp.......................................... 1,058,190    171,606,672       2.0%
    Simon Property Group, Inc........................................ 2,819,248    517,388,393       6.0%
    SL Green Realty Corp.............................................   824,584     75,251,536       0.9%
    Sun Communities, Inc.............................................   714,055     71,741,106       0.8%
    UDR, Inc......................................................... 2,479,662     97,177,954       1.1%
    Ventas, Inc...................................................... 3,281,144    190,437,598       2.2%
    VEREIT, Inc...................................................... 9,027,355     66,170,512       0.8%
    Vornado Realty Trust............................................. 1,583,520    107,806,042       1.3%
#   Welltower, Inc................................................... 3,388,369    223,869,540       2.6%
#   WP Carey, Inc....................................................   944,402     62,339,976       0.7%
    Other Securities.................................................            1,848,786,575      21.7%
                                                                                --------------      ----
TOTAL COMMON STOCKS..................................................            8,556,901,728      99.8%
                                                                                --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%......................................................... 12,244,903 $   12,244,903        0.1%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (4.0%)
@(S)  DFA Short Term Investment Fund................................... 31,067,703    359,453,327        4.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $6,836,679,796)................................................            $8,928,599,958      104.1%
                                                                                   ==============      =====

As of October 31, 2018, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    110     12/21/18  $15,378,064 $14,911,050   $(467,014)
                                                                        ----------- -----------   ---------
TOTAL FUTURES CONTRACTS...........................                      $15,378,064 $14,911,050   $(467,014)
                                                                        =========== ===========   =========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                 LEVEL 1       LEVEL 2    LEVEL 3       TOTAL
                                                             --------------  ------------ -------- --------------
Common Stocks
   Real Estate.............................................. $8,556,901,728            --       -- $8,556,901,728
Temporary Cash Investments..................................     12,244,903            --       --     12,244,903
Securities Lending Collateral...............................             --  $359,453,327       --    359,453,327
Futures Contracts**.........................................       (467,014)           --       --       (467,014)
                                                             --------------  ------------ -------- --------------
TOTAL....................................................... $8,568,679,617  $359,453,327       -- $8,928,132,944
                                                             ==============  ============ ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (5.7%)
    BHP Billiton, Ltd................................................   842,811          $ 19,446,724                 0.4%
#   Commonwealth Bank of Australia...................................   461,654            22,699,913                 0.5%
    CSL, Ltd.........................................................   133,309            17,796,369                 0.4%
#   Westpac Banking Corp.............................................   847,720            16,103,058                 0.4%
    Other Securities.................................................                     195,378,170                 4.2%
                                                                                         ------------                 ---
TOTAL AUSTRALIA......................................................                     271,424,234                 5.9%
                                                                                         ------------                 ---
AUSTRIA -- (0.3%)
    Other Securities.................................................                      12,795,049                 0.3%
                                                                                         ------------                 ---
BELGIUM -- (1.0%)
    Anheuser-Busch InBev SA/NV.......................................   240,375            17,778,450                 0.4%
    Other Securities.................................................                      29,344,390                 0.6%
                                                                                         ------------                 ---
TOTAL BELGIUM........................................................                      47,122,840                 1.0%
                                                                                         ------------                 ---
CANADA -- (8.7%)
    Bank of Montreal.................................................   170,834            12,768,133                 0.3%
    Canadian National Railway Co.....................................   149,760            12,802,606                 0.3%
    Royal Bank of Canada.............................................   239,620            17,459,342                 0.4%
    Toronto-Dominion Bank (The)......................................   232,719            12,910,075                 0.3%
    Other Securities.................................................                     354,830,713                 7.7%
                                                                                         ------------                 ---
TOTAL CANADA.........................................................                     410,770,869                 9.0%
                                                                                         ------------                 ---
DENMARK -- (1.5%)
    Novo Nordisk A.S., Class B.......................................   483,626            20,886,141                 0.4%
    Other Securities.................................................                      50,399,702                 1.1%
                                                                                         ------------                 ---
TOTAL DENMARK........................................................                      71,285,843                 1.5%
                                                                                         ------------                 ---
FINLAND -- (1.0%)
    Other Securities.................................................                      48,485,817                 1.1%
                                                                                         ------------                 ---
FRANCE -- (9.1%)
    Air Liquide SA...................................................   121,498            14,687,436                 0.3%
    Airbus SE........................................................   178,673            19,745,908                 0.4%
    LVMH Moet Hennessy Louis Vuitton SE..............................    85,899            26,062,223                 0.6%
    Sanofi...........................................................   227,436            20,323,811                 0.4%
#   Total SA.........................................................   510,163            29,934,030                 0.7%
    Vinci SA.........................................................   155,899            13,874,917                 0.3%
    Other Securities.................................................                     307,268,359                 6.7%
                                                                                         ------------                 ---
TOTAL FRANCE.........................................................                     431,896,684                 9.4%
                                                                                         ------------                 ---
GERMANY -- (6.9%)
    Adidas AG........................................................    55,653            13,087,577                 0.3%
    Allianz SE.......................................................    64,453            13,426,839                 0.3%
    BASF SE..........................................................   282,118            21,649,316                 0.5%
    Bayer AG.........................................................   182,613            13,997,730                 0.3%
    Daimler AG.......................................................   315,131            18,667,289                 0.4%
    Deutsche Telekom AG.............................................. 1,070,240            17,553,730                 0.4%
    SAP SE...........................................................   193,351            20,702,757                 0.5%
    Siemens AG.......................................................   156,357            17,972,740                 0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.................................................                   $  188,398,120                4.0%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                      325,456,098                7.1%
                                                                                        --------------               ----
HONG KONG -- (2.7%)
    AIA Group, Ltd................................................... 3,407,600             25,921,759                0.6%
    Other Securities.................................................                      102,017,967                2.2%
                                                                                        --------------               ----
TOTAL HONG KONG......................................................                      127,939,726                2.8%
                                                                                        --------------               ----
IRELAND -- (0.6%)
    Other Securities.................................................                       27,372,984                0.6%
                                                                                        --------------               ----
ISRAEL -- (0.5%)
    Other Securities.................................................                       23,643,126                0.5%
                                                                                        --------------               ----
ITALY -- (2.0%)
    Other Securities.................................................                       94,581,044                2.1%
                                                                                        --------------               ----
JAPAN -- (22.8%)
    KDDI Corp........................................................   554,400             13,416,389                0.3%
    SoftBank Group Corp..............................................   286,788             22,696,054                0.5%
    Sony Corp........................................................   358,400             19,395,434                0.4%
    Toyota Motor Corp................................................   568,223             33,287,032                0.7%
    Other Securities.................................................                      989,928,220               21.6%
                                                                                        --------------               ----
TOTAL JAPAN..........................................................                    1,078,723,129               23.5%
                                                                                        --------------               ----
NETHERLANDS -- (2.9%)
#   Unilever NV......................................................   268,265             14,415,222                0.3%
    Other Securities.................................................                      122,845,507                2.7%
                                                                                        --------------               ----
TOTAL NETHERLANDS....................................................                      137,260,729                3.0%
                                                                                        --------------               ----
NEW ZEALAND -- (0.3%)
    Other Securities.................................................                       13,786,227                0.3%
                                                                                        --------------               ----
NORWAY -- (0.9%)
    Other Securities.................................................                       43,740,745                0.9%
                                                                                        --------------               ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                        7,298,014                0.2%
                                                                                        --------------               ----
SINGAPORE -- (1.1%)
    Other Securities.................................................                       52,299,823                1.1%
                                                                                        --------------               ----
SOUTH AFRICA -- (0.1%)
    Other Securities.................................................                        2,649,019                0.1%
                                                                                        --------------               ----
SPAIN -- (2.4%)
    Banco Santander SA............................................... 3,635,787             17,298,906                0.4%
    Other Securities.................................................                       97,051,594                2.1%
                                                                                        --------------               ----
TOTAL SPAIN..........................................................                      114,350,500                2.5%
                                                                                        --------------               ----
SWEDEN -- (2.5%)
    Other Securities.................................................                      119,456,634                2.6%
                                                                                        --------------               ----

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SWITZERLAND -- (7.0%)
      Nestle SA...................................................    825,815         $   69,717,848                 1.5%
      Novartis AG.................................................    448,358             39,263,740                 0.9%
      Roche Holding AG............................................    217,168             52,850,528                 1.2%
      Zurich Insurance Group AG...................................     39,986             12,414,899                 0.3%
      Other Securities............................................                       157,933,918                 3.3%
                                                                                      --------------               -----
TOTAL SWITZERLAND.................................................                       332,180,933                 7.2%
                                                                                      --------------               -----
UNITED KINGDOM -- (14.6%)
#     Anglo American P.L.C........................................    633,533             13,521,734                 0.3%
#     AstraZeneca P.L.C., Sponsored ADR...........................    461,956             17,914,654                 0.4%
      BP P.L.C., Sponsored ADR....................................    850,212             36,873,716                 0.8%
      British American Tobacco P.L.C..............................    330,890             14,344,169                 0.3%
      Diageo P.L.C., Sponsored ADR................................    128,576             17,764,060                 0.4%
#     GlaxoSmithKline P.L.C., Sponsored ADR.......................    428,638             16,742,600                 0.4%
      Glencore P.L.C..............................................  3,751,272             15,266,398                 0.3%
      HSBC Holdings P.L.C., Sponsored ADR.........................    566,380             23,272,554                 0.5%
      Royal Dutch Shell P.L.C., Class A...........................    491,594             15,661,251                 0.3%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............    352,746             22,290,036                 0.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B............    381,601             25,075,002                 0.5%
      Unilever P.L.C., Sponsored ADR..............................    274,641             14,550,480                 0.3%
      Other Securities............................................                       454,538,493                10.0%
                                                                                      --------------               -----
TOTAL UNITED KINGDOM..............................................                       687,815,147                15.0%
                                                                                      --------------               -----
UNITED STATES -- (0.3%)
      Other Securities............................................                        12,020,044                 0.3%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     4,494,355,258                98.0%
                                                                                      --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities............................................                        26,120,326                 0.5%
                                                                                      --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Security..............................................                            35,944                 0.0%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                        26,156,270                 0.5%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                           142,874                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     4,520,654,402
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (4.4%)
@(S)  DFA Short Term Investment Fund.............................. 17,834,881            206,349,572                 4.5%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,377,817,902)...........................................                    $4,727,003,974               103.0%
                                                                                      ==============               =====

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED


As of October 31, 2018, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future............................     85     12/21/18  $ 8,249,548 $ 7,703,125  $  (546,423)
S&P 500(R)/ /Emini Index..........................    180     12/21/18   26,377,503  24,399,900   (1,977,603)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $34,627,051 $32,103,025  $(2,524,026)
                                                                        =========== ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                             ------------  -------------- -------- --------------
Common Stocks
   Australia................................................ $  7,555,187  $  263,869,047       -- $  271,424,234
   Austria..................................................           --      12,795,049       --     12,795,049
   Belgium..................................................      686,312      46,436,528       --     47,122,840
   Canada...................................................  410,770,869              --       --    410,770,869
   Denmark..................................................    2,611,829      68,674,014       --     71,285,843
   Finland..................................................           --      48,485,817       --     48,485,817
   France...................................................    9,112,228     422,784,456       --    431,896,684
   Germany..................................................   14,102,358     311,353,740       --    325,456,098
   Hong Kong................................................      567,682     127,372,044       --    127,939,726
   Ireland..................................................    5,538,038      21,834,946       --     27,372,984
   Israel...................................................    6,422,664      17,220,462       --     23,643,126
   Italy....................................................    5,803,661      88,777,383       --     94,581,044
   Japan....................................................   30,613,027   1,048,110,102       --  1,078,723,129
   Netherlands..............................................   32,986,843     104,273,886       --    137,260,729
   New Zealand..............................................           --      13,786,227       --     13,786,227
   Norway...................................................    1,180,664      42,560,081       --     43,740,745
   Portugal.................................................           --       7,298,014       --      7,298,014
   Singapore................................................           --      52,299,823       --     52,299,823
   South Africa.............................................           --       2,649,019       --      2,649,019
   Spain....................................................    5,596,482     108,754,018       --    114,350,500
   Sweden...................................................           --     119,456,634       --    119,456,634
   Switzerland..............................................   18,646,732     313,534,201       --    332,180,933
   United Kingdom...........................................  232,445,261     455,369,886       --    687,815,147
   United States............................................   12,020,044              --       --     12,020,044
Preferred Stocks
   Germany..................................................           --      26,120,326       --     26,120,326
   United Kingdom...........................................           --          35,944       --         35,944
Rights/Warrants
   Canada...................................................           --           1,624       --          1,624
   Spain....................................................           --         141,250       --        141,250
Securities Lending Collateral...............................           --     206,349,572       --    206,349,572
Futures Contracts**.........................................   (2,524,026)             --       --     (2,524,026)
                                                             ------------  -------------- -------- --------------
TOTAL....................................................... $794,135,855  $3,930,344,093       -- $4,724,479,948
                                                             ============  ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (5.9%)
#   Australia & New Zealand Banking Group, Ltd....................... 2,907,568         $   53,518,612                0.2%
    BHP Billiton, Ltd................................................ 4,074,214             94,006,981                0.4%
#   Commonwealth Bank of Australia................................... 1,329,108             65,353,351                0.3%
#   National Australia Bank, Ltd..................................... 2,976,124             53,300,953                0.2%
    Other Securities.................................................                    1,415,183,010                5.1%
                                                                                        --------------                ---
TOTAL AUSTRALIA......................................................                    1,681,362,907                6.2%
                                                                                        --------------                ---
AUSTRIA -- (0.6%)
    Other Securities.................................................                      169,629,438                0.6%
                                                                                        --------------                ---
BELGIUM -- (1.2%)
    Other Securities.................................................                      332,209,498                1.2%
                                                                                        --------------                ---
CANADA -- (8.7%)
#   Bank of Montreal.................................................   847,416             63,335,872                0.3%
#   Bank of Nova Scotia (The)........................................   971,369             52,172,229                0.2%
#   Barrick Gold Corp................................................ 4,637,776             58,204,089                0.2%
*   Bausch Health Cos., Inc.......................................... 2,291,320             52,425,402                0.2%
    Canadian Natural Resources, Ltd.................................. 1,959,071             53,521,820                0.2%
    Suncor Energy, Inc............................................... 1,806,178             60,163,789                0.2%
    Other Securities.................................................                    2,135,323,859                7.8%
                                                                                        --------------                ---
TOTAL CANADA.........................................................                    2,475,147,060                9.1%
                                                                                        --------------                ---
DENMARK -- (1.6%)
    Other Securities.................................................                      463,193,348                1.7%
                                                                                        --------------                ---
FINLAND -- (1.7%)
    UPM-Kymmene Oyj.................................................. 1,767,276             56,815,686                0.2%
    Other Securities.................................................                      438,599,655                1.6%
                                                                                        --------------                ---
TOTAL FINLAND........................................................                      495,415,341                1.8%
                                                                                        --------------                ---
FRANCE -- (7.3%)
    BNP Paribas SA................................................... 1,166,095             60,769,923                0.2%
    Cie Generale des Etablissements Michelin SCA.....................   583,291             59,714,140                0.2%
    Orange SA........................................................ 4,316,492             67,373,317                0.3%
    Peugeot SA....................................................... 3,354,230             79,732,671                0.3%
#   Total SA......................................................... 2,068,538            121,372,345                0.5%
    Other Securities.................................................                    1,681,000,568                6.1%
                                                                                        --------------                ---
TOTAL FRANCE.........................................................                    2,069,962,964                7.6%
                                                                                        --------------                ---
GERMANY -- (6.7%)
    Allianz SE.......................................................   354,255             73,798,345                0.3%
    BASF SE.......................................................... 1,584,387            121,583,501                0.5%
    Bayerische Motoren Werke AG......................................   932,150             80,268,180                0.3%
    Daimler AG....................................................... 2,042,132            120,968,955                0.5%
    Deutsche Telekom AG.............................................. 6,594,331            108,158,083                0.4%
    Other Securities.................................................                    1,406,216,742                5.0%
                                                                                        --------------                ---
TOTAL GERMANY........................................................                    1,910,993,806                7.0%
                                                                                        --------------                ---

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
HONG KONG -- (2.5%)
    AIA Group, Ltd...................................................  8,634,000         $   65,679,208                0.3%
    Other Securities.................................................                       634,621,599                2.3%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       700,300,807                2.6%
                                                                                         --------------               ----
IRELAND -- (0.5%)
    Other Securities.................................................                       143,750,072                0.5%
                                                                                         --------------               ----
ISRAEL -- (0.7%)
    Other Securities.................................................                       192,895,490                0.7%
                                                                                         --------------               ----
ITALY -- (2.7%)
    Eni SpA..........................................................  3,159,477             56,111,526                0.2%
    Other Securities.................................................                       720,123,109                2.7%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       776,234,635                2.9%
                                                                                         --------------               ----
JAPAN -- (23.1%)
    Hitachi, Ltd.....................................................  1,750,885             53,524,896                0.2%
    Honda Motor Co., Ltd.............................................  2,640,923             75,386,549                0.3%
    Mitsubishi UFJ Financial Group, Inc..............................  9,798,000             59,302,283                0.2%
    SoftBank Group Corp..............................................  1,002,632             79,347,050                0.3%
    Toyota Motor Corp................................................  2,741,740            160,613,677                0.6%
    Other Securities.................................................                     6,162,918,152               22.7%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     6,591,092,607               24.3%
                                                                                         --------------               ----
NETHERLANDS -- (2.5%)
    Other Securities.................................................                       706,940,485                2.6%
                                                                                         --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                       122,214,407                0.4%
                                                                                         --------------               ----
NORWAY -- (1.0%)
    Other Securities.................................................                       288,085,136                1.1%
                                                                                         --------------               ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                        68,175,578                0.3%
                                                                                         --------------               ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                       294,037,402                1.1%
                                                                                         --------------               ----
SOUTH AFRICA -- (0.1%)
    Other Securities.................................................                        14,232,623                0.1%
                                                                                         --------------               ----
SPAIN -- (2.2%)
    Banco Santander SA............................................... 13,286,562             63,216,847                0.2%
    Iberdrola S.A....................................................  8,184,790             57,914,096                0.2%
    Other Securities.................................................                       500,546,543                1.9%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       621,677,486                2.3%
                                                                                         --------------               ----
SWEDEN -- (2.5%)
    Other Securities.................................................                       724,606,662                2.7%
                                                                                         --------------               ----
SWITZERLAND -- (5.5%)
    ABB, Ltd.........................................................  2,929,611             58,948,282                0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

                                                                                                                 PERCENTAGE
                                                                     SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ----------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Nestle SA...................................................   2,417,067         $   204,056,248                0.8%
      Novartis AG.................................................     656,395              57,482,017                0.2%
      Novartis AG, Sponsored ADR..................................     953,193              83,366,260                0.3%
      Roche Holding AG............................................     233,550              56,837,291                0.2%
      Zurich Insurance Group AG...................................     183,572              56,995,642                0.2%
      Other Securities............................................                       1,040,163,190                3.8%
                                                                                       ---------------              -----
TOTAL SWITZERLAND.................................................                       1,557,848,930                5.7%
                                                                                       ---------------              -----
UNITED KINGDOM -- (15.1%)
#     Anglo American P.L.C........................................   4,549,559              97,102,953                0.4%
      BP P.L.C., Sponsored ADR....................................   4,355,662             188,905,061                0.7%
      Glencore P.L.C..............................................  20,310,264              82,655,858                0.3%
      HSBC Holdings P.L.C., Sponsored ADR.........................   3,624,650             148,936,868                0.6%
      Lloyds Banking Group P.L.C..................................  73,603,870              53,711,586                0.2%
      Rio Tinto P.L.C., Sponsored ADR.............................   1,875,418              92,439,353                0.3%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............   1,546,368              97,714,994                0.4%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class B............   1,716,768             112,808,825                0.4%
      Tesco P.L.C.................................................  23,595,438              64,260,358                0.2%
      Vodafone Group P.L.C........................................  31,621,342              59,465,140                0.2%
      Other Securities............................................                       3,294,014,058               12.1%
                                                                                       ---------------              -----
TOTAL UNITED KINGDOM..............................................                       4,292,015,054               15.8%
                                                                                       ---------------              -----
UNITED STATES -- (0.1%)
      Other Securities............................................                          31,925,423                0.1%
                                                                                       ---------------              -----
TOTAL COMMON STOCKS...............................................                      26,723,947,159               98.4%
                                                                                       ---------------              -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Volkswagen AG...............................................     534,724              89,835,193                0.3%
      Other Securities............................................                          75,044,195                0.3%
                                                                                       ---------------              -----
TOTAL GERMANY.....................................................                         164,879,388                0.6%
                                                                                       ---------------              -----
UNITED KINGDOM -- (0.0%)
      Other Securities............................................                             227,215                0.0%
                                                                                       ---------------              -----
TOTAL PREFERRED STOCKS............................................                         165,106,603                0.6%
                                                                                       ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                             829,815                0.0%
                                                                                       ---------------              -----
TOTAL INVESTMENT SECURITIES.......................................                      26,889,883,577
                                                                                       ---------------

                                                                                           VALUE+
                                                                               -------------------------------
SECURITIES LENDING COLLATERAL -- (5.6%)
@(S)  DFA Short Term Investment Fund.............................. 138,672,959           1,604,446,132                5.9%
                                                                                       ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $27,212,489,786)..........................................                     $28,494,329,709              104.9%
                                                                                       ===============              =====

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2018, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,260    12/21/18  $179,428,497 $170,799,300  $(8,629,197)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $179,428,497 $170,799,300  $(8,629,197)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             --------------  --------------- -------- ---------------
Common Stocks
   Australia................................................ $   51,585,594  $ 1,629,777,313       -- $ 1,681,362,907
   Austria..................................................         62,748      169,566,690       --     169,629,438
   Belgium..................................................     10,337,449      321,872,049       --     332,209,498
   Canada...................................................  2,475,146,295              765       --   2,475,147,060
   Denmark..................................................     25,704,320      437,489,028       --     463,193,348
   Finland..................................................      2,837,839      492,577,502       --     495,415,341
   France...................................................     73,777,483    1,996,185,481       --   2,069,962,964
   Germany..................................................     70,394,230    1,840,599,576       --   1,910,993,806
   Hong Kong................................................      1,070,255      699,230,552       --     700,300,807
   Ireland..................................................     18,766,492      124,983,580       --     143,750,072
   Israel...................................................     23,743,656      169,151,834       --     192,895,490
   Italy....................................................     20,461,616      755,773,019       --     776,234,635
   Japan....................................................    124,324,155    6,466,768,452       --   6,591,092,607
   Netherlands..............................................    103,785,782      603,154,703       --     706,940,485
   New Zealand..............................................      1,691,985      120,522,422       --     122,214,407
   Norway...................................................     17,494,788      270,590,348       --     288,085,136
   Portugal.................................................        251,494       67,924,084       --      68,175,578
   Singapore................................................         63,714      293,973,688       --     294,037,402
   South Africa.............................................             --       14,232,623       --      14,232,623
   Spain....................................................     21,930,270      599,747,216       --     621,677,486
   Sweden...................................................      5,445,583      719,161,079       --     724,606,662
   Switzerland..............................................    115,614,974    1,442,233,956       --   1,557,848,930
   United Kingdom...........................................    983,834,859    3,308,180,195       --   4,292,015,054
   United States............................................     31,925,423               --       --      31,925,423
Preferred Stocks
   Germany..................................................             --      164,879,388       --     164,879,388
   United Kingdom...........................................             --          227,215       --         227,215
Rights/Warrants
   Canada...................................................             --            6,580       --           6,580
   Japan....................................................             --           53,850       --          53,850
   Norway...................................................             --           32,521       --          32,521
   Spain....................................................             --          708,825       --         708,825
   Sweden...................................................             --           28,039       --          28,039
Securities Lending Collateral...............................             --    1,604,446,132       --   1,604,446,132
Futures Contracts**.........................................     (8,629,197)              --       --      (8,629,197)
                                                             --------------  --------------- -------- ---------------
TOTAL....................................................... $4,171,621,807  $24,314,078,705       -- $28,485,700,512
                                                             ==============  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $ 4,732,462,404
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................   3,208,487,359
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................   2,114,123,719
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................   1,382,817,849
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................   1,118,718,689
                                                             ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $12,556,610,020
                                                             ===============

As of October 31, 2018, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                   UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    710     12/21/18  $102,825,074 $96,244,050  $(6,581,024)
                                                                        ------------ -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $102,825,074 $96,244,050  $(6,581,024)
                                                                        ============ ===========  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                 LEVEL 1      LEVEL 2  LEVEL 3       TOTAL
                                                             ---------------  -------- -------- ---------------
Affiliated Investment Companies............................. $12,556,610,020        --       -- $12,556,610,020
Futures Contracts**.........................................      (6,581,024)       --       --      (6,581,024)
                                                             ---------------  -------- -------- ---------------
TOTAL....................................................... $12,550,028,996        --       -- $12,550,028,996
                                                             ===============  ======== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment
  Dimensions Group Inc...................................... 485,697 $17,009,120
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................           4,166,472
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................           3,450,118
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................           2,590,497
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..........................           2,056,846
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................           1,059,835
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................             990,244
                                                                     -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $32,384,566)........................................         $31,323,132
                                                                     ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------
                                                               LEVEL 1   LEVEL 2  LEVEL 3     TOTAL
                                                             ----------- -------- -------- -----------
Affiliated Investment Companies............................. $31,323,132       --       -- $31,323,132
                                                             ----------- -------- -------- -----------
TOTAL....................................................... $31,323,132       --       -- $31,323,132
                                                             =========== ======== ======== ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $623,019,366
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $623,019,366
                                                             ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $346,493,331
                                                             ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $346,493,331
                                                             ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company.......................... $36,360,672
                                                             -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $36,360,672
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                          VALUE+
                                                                       ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company............................................ $646,482,769
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.................. $646,482,769
                                                                       ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (96.2%)
AUSTRALIA -- (16.7%)
    Dexus............................................................ 13,481,565          $ 97,408,609                 1.8%
    Goodman Group.................................................... 21,725,375           159,669,423                 2.9%
    GPT Group (The).................................................. 22,229,488            81,298,174                 1.5%
    Mirvac Group..................................................... 36,840,624            56,669,569                 1.1%
    Scentre Group.................................................... 69,598,030           196,075,677                 3.6%
    Stockland........................................................ 32,509,244            83,162,340                 1.5%
    Vicinity Centres................................................. 43,840,990            82,240,206                 1.5%
    Other Securities.................................................                      177,346,491                 3.3%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      933,870,489                17.2%
                                                                                          ------------                ----
BELGIUM -- (2.2%)
    Cofinimmo SA.....................................................    318,752            38,117,881                 0.7%
    Other Securities.................................................                       86,217,258                 1.6%
                                                                                          ------------                ----
TOTAL BELGIUM........................................................                      124,335,139                 2.3%
                                                                                          ------------                ----
CANADA -- (5.7%)
#   Canadian Apartment Properties REIT...............................    962,717            34,232,050                 0.6%
#   RioCan Real Estate Investment Trust..............................  2,161,300            39,402,332                 0.7%
    Other Securities.................................................                      241,526,769                 4.5%
                                                                                          ------------                ----
TOTAL CANADA.........................................................                      315,161,151                 5.8%
                                                                                          ------------                ----
CHINA -- (0.2%)
    Other Securities.................................................                       13,587,856                 0.2%
                                                                                          ------------                ----
FRANCE -- (6.2%)
    Fonciere Des Regions.............................................    495,710            49,740,072                 0.9%
    Gecina SA........................................................    623,014            91,372,976                 1.7%
    ICADE............................................................    457,634            38,777,996                 0.7%
    Klepierre SA.....................................................  2,633,836            89,253,909                 1.7%
*   Unibail-Rodamco-Westfield (BF2PQ09)..............................    321,639            58,390,729                 1.1%
    Other Securities.................................................                       20,624,169                 0.3%
                                                                                          ------------                ----
TOTAL FRANCE.........................................................                      348,159,851                 6.4%
                                                                                          ------------                ----
GERMANY -- (0.8%)
    Other Securities.................................................                       44,980,081                 0.8%
                                                                                          ------------                ----
GREECE -- (0.0%)
    Other Security...................................................                          709,114                 0.0%
                                                                                          ------------                ----
HONG KONG -- (5.5%)
    Link REIT........................................................ 28,134,905           250,037,370                 4.6%
    Other Securities.................................................                       55,974,625                 1.0%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      306,011,995                 5.6%
                                                                                          ------------                ----
IRELAND -- (0.3%)
    Other Securities.................................................                       16,635,136                 0.3%
                                                                                          ------------                ----
ITALY -- (0.4%)
    Other Securities.................................................                       20,077,050                 0.4%
                                                                                          ------------                ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
JAPAN -- (23.3%)
    Activia Properties, Inc..........................................      7,843         $   32,550,539                0.6%
    Advance Residence Investment Corp................................     16,017             40,919,828                0.7%
    Daiwa House REIT Investment Corp.................................     21,877             47,941,668                0.9%
    GLP J-Reit.......................................................     37,952             37,555,253                0.7%
    Japan Hotel REIT Investment Corp.................................     53,904             38,347,436                0.7%
    Japan Prime Realty Investment Corp...............................     11,065             39,481,630                0.7%
    Japan Real Estate Investment Corp................................     16,507             85,190,017                1.6%
    Japan Retail Fund Investment Corp................................     34,772             64,223,602                1.2%
#   Kenedix Office Investment Corp...................................      5,980             37,057,682                0.7%
    Nippon Building Fund, Inc........................................     17,771            101,554,806                1.9%
    Nippon Prologis REIT, Inc........................................     23,096             46,490,101                0.9%
    Nomura Real Estate Master Fund, Inc..............................     50,344             65,209,403                1.2%
    Orix JREIT, Inc..................................................     34,652             53,010,746                1.0%
    United Urban Investment Corp.....................................     38,987             59,270,362                1.1%
    Other Securities.................................................                       551,397,084               10.0%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     1,300,200,157               23.9%
                                                                                         --------------               ----
MALAYSIA -- (0.5%)
    Other Securities.................................................                        28,726,120                0.5%
                                                                                         --------------               ----
MEXICO -- (1.5%)
#   Fibra Uno Administracion S.A. de C.V............................. 40,779,024             43,663,312                0.8%
    Other Securities.................................................                        40,986,939                0.8%
                                                                                         --------------               ----
TOTAL MEXICO.........................................................                        84,650,251                1.6%
                                                                                         --------------               ----
NETHERLANDS -- (5.8%)
*   Unibail-Rodamco-Westfield (BDDR365)..............................  9,245,219             83,654,386                1.5%
    Unibail-Rodamco-Westfield (BFYM460)..............................    978,160            177,006,850                3.2%
    Other Securities.................................................                        63,147,166                1.2%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       323,808,402                5.9%
                                                                                         --------------               ----
NEW ZEALAND -- (0.9%)
    Other Securities.................................................                        48,452,594                0.9%
                                                                                         --------------               ----
SINGAPORE -- (8.4%)
    Ascendas Real Estate Investment Trust............................ 33,198,800             60,451,392                1.1%
    CapitaLand Commercial Trust...................................... 35,071,049             43,823,025                0.8%
    CapitaLand Mall Trust............................................ 34,117,500             51,964,759                1.0%
    Suntec Real Estate Investment Trust.............................. 30,935,400             39,590,835                0.7%
    Other Securities.................................................                       270,080,775                5.0%
                                                                                         --------------               ----
TOTAL SINGAPORE......................................................                       465,910,786                8.6%
                                                                                         --------------               ----
SOUTH AFRICA -- (3.2%)
#   Growthpoint Properties, Ltd...................................... 37,829,745             58,080,440                1.1%
    Redefine Properties, Ltd......................................... 76,570,243             49,767,829                0.9%
    Other Securities.................................................                        71,874,250                1.3%
                                                                                         --------------               ----
TOTAL SOUTH AFRICA...................................................                       179,722,519                3.3%
                                                                                         --------------               ----
SPAIN -- (1.4%)
    Merlin Properties Socimi SA......................................  4,741,160             59,407,089                1.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SPAIN -- (Continued)
      Other Securities............................................                    $   16,962,167                 0.3%
                                                                                      --------------               -----
TOTAL SPAIN.......................................................                        76,369,256                 1.4%
                                                                                      --------------               -----
TAIWAN -- (0.2%)
      Other Securities............................................                        11,564,947                 0.2%
                                                                                      --------------               -----
TURKEY -- (0.2%)
      Other Securities............................................                        11,445,417                 0.2%
                                                                                      --------------               -----
UNITED KINGDOM -- (12.8%)
      British Land Co. P.L.C. (The)............................... 13,612,822            102,808,465                 1.9%
      Derwent London P.L.C........................................  1,549,878             57,955,629                 1.1%
      Great Portland Estates P.L.C................................  4,560,112             40,574,206                 0.8%
      Hammerson P.L.C............................................. 11,774,826             65,738,702                 1.2%
#     Intu Properties P.L.C....................................... 12,860,835             32,169,430                 0.6%
      Land Securities Group P.L.C.................................  9,966,962            108,421,613                 2.0%
      Segro P.L.C................................................. 13,888,354            108,882,907                 2.0%
      Shaftesbury P.L.C...........................................  3,263,025             37,364,817                 0.7%
      Other Securities............................................                       158,430,204                 2.8%
                                                                                      --------------               -----
TOTAL UNITED KINGDOM..............................................                       712,345,973                13.1%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     5,366,724,284                98.6%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security..............................................                                18                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     5,366,724,302
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (3.8%)
@(S)  DFA Short Term Investment Fund.............................. 18,523,496            214,316,850                 3.9%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,600,667,483)...........................................                    $5,581,041,152               102.5%
                                                                                      ==============               =====

As of October 31, 2018, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    287     12/21/18  $39,883,892 $38,904,285   $(979,607)
                                                                        ----------- -----------   ---------
TOTAL FUTURES CONTRACTS...........................                      $39,883,892 $38,904,285   $(979,607)
                                                                        =========== ===========   =========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                                LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                             ------------  -------------- -------- --------------
Common Stocks
   Australia................................................ $    124,434  $  933,746,055       -- $  933,870,489
   Belgium..................................................           --     124,335,139       --    124,335,139
   Canada...................................................  315,161,151              --       --    315,161,151
   China....................................................           --      13,587,856       --     13,587,856
   France...................................................   58,390,729     289,769,122       --    348,159,851
   Germany..................................................           --      44,980,081       --     44,980,081
   Greece...................................................           --         709,114       --        709,114
   Hong Kong................................................           --     306,011,995       --    306,011,995
   Ireland..................................................           --      16,635,136       --     16,635,136
   Italy....................................................           --      20,077,050       --     20,077,050
   Japan....................................................           --   1,300,200,157       --  1,300,200,157
   Malaysia.................................................           --      28,726,120       --     28,726,120
   Mexico...................................................   84,650,251              --       --     84,650,251
   Netherlands..............................................           --     323,808,402       --    323,808,402
   New Zealand..............................................           --      48,452,594       --     48,452,594
   Singapore................................................    1,638,747     464,272,039       --    465,910,786
   South Africa.............................................           --     179,722,519       --    179,722,519
   Spain....................................................           --      76,369,256       --     76,369,256
   Taiwan...................................................    2,313,273       9,251,674       --     11,564,947
   Turkey...................................................           --      11,445,417       --     11,445,417
   United Kingdom...........................................           --     712,345,973       --    712,345,973
Rights/Warrants
   Italy....................................................           --              18       --             18
Securities Lending Collateral...............................           --     214,316,850       --    214,316,850
Futures Contracts**.........................................     (979,607)             --       --       (979,607)
                                                             ------------  -------------- -------- --------------
TOTAL....................................................... $461,298,978  $5,118,762,567       -- $5,580,061,545
                                                             ============  ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (46.7%)
UNITED STATES -- (46.7%)
#   Alexandria Real Estate Equities, Inc.............................     393,708         $   48,122,929                0.6%
    American Homes 4 Rent, Class A...................................     976,314             20,570,945                0.3%
    American Tower Corp..............................................   1,668,672            259,995,784                3.5%
    Apartment Investment & Management Co., Class A...................     579,500             24,941,680                0.3%
    AvalonBay Communities, Inc.......................................     514,371             90,210,386                1.2%
    Boston Properties, Inc...........................................     578,083             69,809,303                0.9%
    Camden Property Trust............................................     345,837             31,218,706                0.4%
    Crown Castle International Corp..................................   1,552,985            168,871,589                2.3%
    Digital Realty Trust, Inc........................................     771,189             79,632,955                1.1%
    Douglas Emmett, Inc..............................................     593,926             21,494,182                0.3%
    Duke Realty Corp.................................................   1,332,947             36,749,349                0.5%
    Equinix, Inc.....................................................     296,276            112,211,572                1.5%
    Equity LifeStyle Properties, Inc.................................     315,544             29,878,861                0.4%
    Equity Residential...............................................   1,371,715             89,106,606                1.2%
    Essex Property Trust, Inc........................................     244,949             61,428,310                0.8%
    Extra Space Storage, Inc.........................................     471,935             42,502,466                0.6%
    Federal Realty Investment Trust..................................     274,076             33,999,128                0.5%
    Gaming and Leisure Properties, Inc...............................     751,732             25,325,851                0.3%
    HCP, Inc.........................................................   1,735,270             47,806,688                0.6%
    Host Hotels & Resorts, Inc.......................................   2,763,423             52,809,014                0.7%
#   Iron Mountain, Inc...............................................   1,012,781             31,001,226                0.4%
    Kilroy Realty Corp...............................................     385,200             26,532,576                0.4%
#   Kimco Realty Corp................................................   1,557,614             25,062,009                0.3%
    Lamar Advertising Co., Class A...................................     309,099             22,663,139                0.3%
    Liberty Property Trust...........................................     539,340             22,582,166                0.3%
#   Macerich Co. (The)...............................................     438,759             22,648,740                0.3%
#   Medical Properties Trust, Inc....................................   1,341,493             19,934,586                0.3%
    Mid-America Apartment Communities, Inc...........................     420,765             41,112,901                0.6%
    National Retail Properties, Inc..................................     574,764             26,870,217                0.4%
#   Omega Healthcare Investors, Inc..................................     737,221             24,586,320                0.3%
    Park Hotels & Resorts, Inc.......................................     736,467             21,409,096                0.3%
#   Prologis, Inc....................................................   2,340,726            150,906,610                2.0%
    Public Storage...................................................     587,056            120,622,396                1.6%
#   Realty Income Corp...............................................   1,083,114             65,279,281                0.9%
    Regency Centers Corp.............................................     564,643             35,775,755                0.5%
*   SBA Communications Corp..........................................     424,333             68,814,083                0.9%
    Simon Property Group, Inc........................................   1,170,435            214,798,231                2.9%
    SL Green Realty Corp.............................................     347,980             31,756,655                0.4%
    Sun Communities, Inc.............................................     316,253             31,773,939                0.4%
    UDR, Inc.........................................................     996,243             39,042,763                0.5%
    Ventas, Inc......................................................   1,334,360             77,446,254                1.0%
    VEREIT, Inc......................................................   3,563,432             26,119,957                0.4%
    Vornado Realty Trust.............................................     638,707             43,483,173                0.6%
    Welltower, Inc...................................................   1,382,296             91,328,297                1.2%
    WP Carey, Inc....................................................     395,900             26,133,359                0.4%
    Other Securities.................................................                        881,691,342               11.7%
                                                                                          --------------               ----
TOTAL UNITED STATES..................................................                      3,536,061,375               47.3%
                                                                                          --------------               ----

                                                                                              VALUE+
                                                                                  -------------------------------
AFFILIATED INVESTMENT COMPANIES -- (52.1%)
    DFA International Real Estate Securities Portfolio of DFA
      Investment Dimensions Group Inc................................ 532,858,368          2,584,363,087               34.6%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
      DFA Real Estate Securities Portfolio of DFA Investment
        Dimensions Group Inc........................................... 39,691,988 $1,355,084,462       18.1%
                                                                                   --------------      -----
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES...................             3,939,447,549       52.7%
                                                                                   --------------      -----
TOTAL INVESTMENT SECURITIES............................................             7,475,508,924
                                                                                   --------------
SECURITIES LENDING COLLATERAL -- (1.2%)
@(S)  DFA Short Term Investment Fund...................................  7,695,331     89,034,975        1.2%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,012,251,248)................................................            $7,564,543,899      101.2%
                                                                                   ==============      =====

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2   LEVEL 3      TOTAL
                                                             -------------- ----------- -------- --------------
Common Stocks
   United States............................................ $3,536,061,375          --       -- $3,536,061,375
Affiliated Investment Companies.............................  3,939,447,549          --       --  3,939,447,549
Securities Lending Collateral...............................             -- $89,034,975       --     89,034,975
                                                             -------------- ----------- -------- --------------
TOTAL....................................................... $7,475,508,924 $89,034,975       -- $7,564,543,899
                                                             ============== =========== ======== ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.4%)
AUSTRALIA -- (6.9%)
    Beach Energy, Ltd................................................ 45,213,376         $   56,317,617                0.4%
    Cleanaway Waste Management, Ltd.................................. 49,762,479             63,613,217                0.5%
    Downer EDI, Ltd.................................................. 12,098,311             59,564,303                0.4%
#   Metcash, Ltd..................................................... 24,405,916             47,700,290                0.4%
    OZ Minerals, Ltd.................................................  8,363,043             53,648,495                0.4%
    WorleyParsons, Ltd...............................................  6,620,294             68,475,245                0.5%
    Other Securities.................................................                       646,089,888                4.6%
                                                                                         --------------                ---
TOTAL AUSTRALIA......................................................                       995,409,055                7.2%
                                                                                         --------------                ---
AUSTRIA -- (1.0%)
    Wienerberger AG..................................................  2,643,351             60,799,719                0.5%
    Other Securities.................................................                        80,385,253                0.5%
                                                                                         --------------                ---
TOTAL AUSTRIA........................................................                       141,184,972                1.0%
                                                                                         --------------                ---
BELGIUM -- (1.3%)
    Ackermans & van Haaren NV........................................    387,382             60,988,429                0.4%
    Other Securities.................................................                       134,339,736                1.0%
                                                                                         --------------                ---
TOTAL BELGIUM........................................................                       195,328,165                1.4%
                                                                                         --------------                ---
CANADA -- (7.8%)
#   Genworth MI Canada, Inc..........................................  1,455,448             47,772,348                0.4%
#   Laurentian Bank of Canada........................................  1,606,899             50,729,403                0.4%
#*  MEG Energy Corp..................................................  8,523,149             68,174,833                0.5%
#   Whitecap Resources, Inc..........................................  9,868,194             48,274,655                0.4%
    Other Securities.................................................                       918,558,919                6.5%
                                                                                         --------------                ---
TOTAL CANADA.........................................................                     1,133,510,158                8.2%
                                                                                         --------------                ---
DENMARK -- (1.5%)
    Jyske Bank A.S...................................................  1,638,653             66,907,755                0.5%
    Other Securities.................................................                       152,743,790                1.1%
                                                                                         --------------                ---
TOTAL DENMARK........................................................                       219,651,545                1.6%
                                                                                         --------------                ---
FINLAND -- (2.5%)
    Kesko Oyj, Class B...............................................  1,725,545            100,776,263                0.7%
    Other Securities.................................................                       260,301,853                1.9%
                                                                                         --------------                ---
TOTAL FINLAND........................................................                       361,078,116                2.6%
                                                                                         --------------                ---
FRANCE -- (3.9%)
    Rexel SA.........................................................  7,270,089             92,674,113                0.7%
    Other Securities.................................................                       466,884,111                3.4%
                                                                                         --------------                ---
TOTAL FRANCE.........................................................                       559,558,224                4.1%
                                                                                         --------------                ---
GERMANY -- (5.9%)
    Aareal Bank AG...................................................  2,002,927             74,511,427                0.6%
    Aurubis AG.......................................................  1,192,453             72,381,298                0.5%
#   K+S AG...........................................................  3,812,044             70,987,786                0.5%
    Rheinmetall AG...................................................    804,102             69,589,950                0.5%
    Salzgitter AG....................................................  1,317,634             52,663,113                0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
GERMANY -- (Continued)
    Other Securities.................................................                    $  508,555,901                3.6%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       848,689,475                6.1%
                                                                                         --------------               ----
GREECE -- (0.0%)
    Other Security...................................................                             1,946                0.0%
                                                                                         --------------               ----
HONG KONG -- (2.8%)
    Other Securities.................................................                       413,779,977                3.0%
                                                                                         --------------               ----
IRELAND -- (0.2%)
    Other Securities.................................................                        35,831,804                0.3%
                                                                                         --------------               ----
ISRAEL -- (0.7%)
    Other Securities.................................................                       108,314,807                0.8%
                                                                                         --------------               ----
ITALY -- (4.7%)
#*  Banco BPM SpA.................................................... 28,122,148             52,719,523                0.4%
#   BPER Banca....................................................... 15,024,404             57,017,603                0.4%
#   Buzzi Unicem SpA.................................................  2,509,081             48,179,888                0.4%
*   Saipem SpA....................................................... 14,429,357             78,910,260                0.6%
#   Unione di Banche Italiane SpA.................................... 26,691,605             81,467,010                0.6%
    Unipol Gruppo SpA................................................ 12,632,436             50,839,143                0.4%
    Other Securities.................................................                       313,107,635                2.1%
                                                                                         --------------               ----
TOTAL ITALY..........................................................                       682,241,062                4.9%
                                                                                         --------------               ----
JAPAN -- (25.7%)
    Other Securities.................................................                     3,718,577,841               27.0%
                                                                                         --------------               ----
NETHERLANDS -- (2.6%)
    APERAM SA........................................................  1,618,075             55,253,757                0.4%
    ASR Nederland NV.................................................  1,552,720             70,489,169                0.5%
#   Boskalis Westminster.............................................  2,419,204             69,558,919                0.5%
    SBM Offshore NV..................................................  5,517,816             95,074,179                0.7%
    Other Securities.................................................                        81,455,869                0.6%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       371,831,893                2.7%
                                                                                         --------------               ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                        52,936,849                0.4%
                                                                                         --------------               ----
NORWAY -- (1.1%)
    Other Securities.................................................                       155,970,494                1.1%
                                                                                         --------------               ----
PORTUGAL -- (0.3%)
    Other Securities.................................................                        51,386,839                0.4%
                                                                                         --------------               ----
SINGAPORE -- (0.9%)
    Other Securities.................................................                       132,162,718                1.0%
                                                                                         --------------               ----
SPAIN -- (2.7%)
#   Acciona SA.......................................................    827,998             69,842,668                0.5%
    Acerinox SA......................................................  4,596,941             51,365,849                0.4%
    Other Securities.................................................                       263,804,875                1.9%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       385,013,392                2.8%
                                                                                         --------------               ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SWEDEN -- (2.2%)
      Other Securities............................................                    $   316,156,334                2.3%
                                                                                      ---------------              -----
SWITZERLAND -- (4.0%)
      Helvetia Holding AG.........................................    150,248              92,030,720                0.7%
      Other Securities............................................                        490,801,792                3.5%
                                                                                      ---------------              -----
TOTAL SWITZERLAND.................................................                        582,832,512                4.2%
                                                                                      ---------------              -----
UNITED KINGDOM -- (14.3%)
      Bellway P.L.C...............................................  3,116,665             114,311,815                0.8%
      Bovis Homes Group P.L.C.....................................  4,858,289              60,048,260                0.4%
      Close Brothers Group P.L.C..................................  2,966,130              55,710,336                0.4%
      Grafton Group P.L.C.........................................  5,085,642              46,981,269                0.4%
      Greene King P.L.C...........................................  8,127,394              50,019,183                0.4%
      GVC Holdings P.L.C..........................................  3,679,761              44,077,517                0.3%
      Hiscox, Ltd.................................................  5,581,041             115,931,579                0.9%
      Meggitt P.L.C............................................... 13,533,476              91,562,169                0.7%
      National Express Group P.L.C................................ 10,136,182              51,792,580                0.4%
      Phoenix Group Holdings...................................... 10,989,912              84,469,993                0.6%
      Redrow P.L.C................................................  7,498,489              50,629,786                0.4%
      Travis Perkins P.L.C........................................  3,301,184              46,624,925                0.3%
*     Tullow Oil P.L.C............................................ 18,574,455              53,291,295                0.4%
      Vesuvius P.L.C..............................................  7,530,906              52,250,106                0.4%
      Other Securities............................................                      1,151,749,919                8.2%
                                                                                      ---------------              -----
TOTAL UNITED KINGDOM..............................................                      2,069,450,732               15.0%
                                                                                      ---------------              -----
TOTAL COMMON STOCKS...............................................                     13,530,898,910               98.1%
                                                                                      ---------------              -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities............................................                         11,723,105                0.1%
                                                                                      ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                             31,988                0.0%
                                                                                      ---------------              -----
TOTAL INVESTMENT SECURITIES.......................................                     13,542,654,003
                                                                                      ---------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (6.5%)
@(S)  DFA Short Term Investment Fund.............................. 81,944,375             948,096,417                6.9%
                                                                                      ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $13,767,070,308)..........................................                    $14,490,750,420              105.1%
                                                                                      ===============              =====

As of October 31, 2018, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                            UNREALIZED
                           NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..   1,040    12/21/18  $142,657,782 $140,977,200  $(1,680,582)
                                                ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...                      $142,657,782 $140,977,200  $(1,680,582)
                                                ============ ============  ===========

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              --------------------------------------------------------
                                                  LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                              --------------  --------------- -------- ---------------
Common Stocks
   Australia.................................             --  $   995,409,055       -- $   995,409,055
   Austria...................................             --      141,184,972       --     141,184,972
   Belgium...................................             --      195,328,165       --     195,328,165
   Canada.................................... $1,133,509,391              767       --   1,133,510,158
   Denmark...................................             --      219,651,545       --     219,651,545
   Finland...................................             --      361,078,116       --     361,078,116
   France....................................             --      559,558,224       --     559,558,224
   Germany...................................             --      848,689,475       --     848,689,475
   Greece....................................             --            1,946       --           1,946
   Hong Kong.................................         21,105      413,758,872       --     413,779,977
   Ireland...................................             --       35,831,804       --      35,831,804
   Israel....................................             --      108,314,807       --     108,314,807
   Italy.....................................             --      682,241,062       --     682,241,062
   Japan.....................................     32,014,511    3,686,563,330       --   3,718,577,841
   Netherlands...............................             --      371,831,893       --     371,831,893
   New Zealand...............................      1,604,908       51,331,941       --      52,936,849
   Norway....................................             --      155,970,494       --     155,970,494
   Portugal..................................             --       51,386,839       --      51,386,839
   Singapore.................................        481,385      131,681,333       --     132,162,718
   Spain.....................................             --      385,013,392       --     385,013,392
   Sweden....................................      1,600,589      314,555,745       --     316,156,334
   Switzerland...............................             --      582,832,512       --     582,832,512
   United Kingdom............................             --    2,069,450,732       --   2,069,450,732
Preferred Stocks
   Germany...................................             --       11,723,105       --      11,723,105
Rights/Warrants
   Japan.....................................             --           31,988       --          31,988
Securities Lending Collateral................             --      948,096,417       --     948,096,417
Futures Contracts**..........................     (1,680,582)              --       --      (1,680,582)
                                              --------------  --------------- -------- ---------------
TOTAL........................................ $1,167,551,307  $13,321,518,531       -- $14,489,069,838
                                              ==============  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (6.0%)
#   Australia & New Zealand Banking Group, Ltd....................... 236,783          $  4,358,384                 0.2%
    BHP Billiton, Ltd................................................ 314,531             7,257,378                 0.3%
    BlueScope Steel, Ltd............................................. 393,907             4,037,784                 0.2%
    Macquarie Group, Ltd.............................................  48,718             4,062,705                 0.2%
#   National Australia Bank, Ltd..................................... 223,385             4,000,718                 0.2%
    Other Securities.................................................                   132,772,564                 5.3%
                                                                                       ------------                 ---
TOTAL AUSTRALIA......................................................                   156,489,533                 6.4%
                                                                                       ------------                 ---
AUSTRIA -- (0.7%)
    Other Securities.................................................                    18,505,728                 0.8%
                                                                                       ------------                 ---
BELGIUM -- (1.3%)
    Ageas............................................................ 107,511             5,379,310                 0.2%
    Other Securities.................................................                    28,518,426                 1.2%
                                                                                       ------------                 ---
TOTAL BELGIUM........................................................                    33,897,736                 1.4%
                                                                                       ------------                 ---
CANADA -- (8.8%)
    Bank of Nova Scotia (The)........................................  78,243             4,202,431                 0.2%
#   Barrick Gold Corp................................................ 620,770             7,790,663                 0.3%
*   Bausch Health Cos., Inc.......................................... 171,867             3,932,317                 0.2%
    Fairfax Financial Holdings, Ltd..................................   8,207             3,988,012                 0.2%
    Teck Resources, Ltd., Class B.................................... 260,318             5,380,773                 0.2%
    Other Securities.................................................                   203,227,865                 8.3%
                                                                                       ------------                 ---
TOTAL CANADA.........................................................                   228,522,061                 9.4%
                                                                                       ------------                 ---
DENMARK -- (1.8%)
    GN Store Nord A.S................................................  95,918             4,068,712                 0.2%
    ISS A.S.......................................................... 122,246             4,014,701                 0.2%
    Other Securities.................................................                    38,722,709                 1.5%
                                                                                       ------------                 ---
TOTAL DENMARK........................................................                    46,806,122                 1.9%
                                                                                       ------------                 ---
FINLAND -- (2.0%)
#   Neste Oyj........................................................  50,237             4,125,217                 0.2%
    UPM-Kymmene Oyj.................................................. 228,744             7,353,830                 0.3%
    Other Securities.................................................                    41,199,650                 1.7%
                                                                                       ------------                 ---
TOTAL FINLAND........................................................                    52,678,697                 2.2%
                                                                                       ------------                 ---
FRANCE -- (6.5%)
    BNP Paribas SA...................................................  86,211             4,492,803                 0.2%
    Carrefour SA..................................................... 259,010             5,023,182                 0.2%
    Cie de Saint-Gobain.............................................. 133,576             5,032,000                 0.2%
    Orange SA........................................................ 287,736             4,491,084                 0.2%
    Peugeot SA....................................................... 315,797             7,506,742                 0.3%
    Renault SA.......................................................  53,306             3,980,568                 0.2%
    Total SA......................................................... 196,885            11,552,311                 0.5%
*   Ubisoft Entertainment SA.........................................  46,077             4,133,224                 0.2%
    Other Securities.................................................                   122,736,693                 4.9%
                                                                                       ------------                 ---
TOTAL FRANCE.........................................................                   168,948,607                 6.9%
                                                                                       ------------                 ---

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
GERMANY -- (5.8%)
    Allianz SE.......................................................  32,484          $  6,767,062                 0.3%
#   Daimler AG....................................................... 124,161             7,354,875                 0.3%
    E.ON SE.......................................................... 588,434             5,690,193                 0.2%
    Other Securities.................................................                   130,481,605                 5.4%
                                                                                       ------------                ----
TOTAL GERMANY........................................................                   150,293,735                 6.2%
                                                                                       ------------                ----
HONG KONG -- (2.4%)
    Other Securities.................................................                    63,282,907                 2.6%
                                                                                       ------------                ----
IRELAND -- (0.6%)
    Other Securities.................................................                    15,862,113                 0.6%
                                                                                       ------------                ----
ISRAEL -- (0.8%)
    Other Securities.................................................                    20,744,516                 0.8%
                                                                                       ------------                ----
ITALY -- (2.8%)
*   Fiat Chrysler Automobiles NV..................................... 288,975             4,397,749                 0.2%
    Other Securities.................................................                    68,782,989                 2.8%
                                                                                       ------------                ----
TOTAL ITALY..........................................................                    73,180,738                 3.0%
                                                                                       ------------                ----
JAPAN -- (23.7%)
    Honda Motor Co., Ltd............................................. 138,023             3,939,940                 0.2%
    Mitsubishi UFJ Financial Group, Inc.............................. 852,000             5,156,720                 0.2%
    Toyota Motor Corp................................................  73,263             4,291,815                 0.2%
    Toyota Motor Corp., Sponsored ADR................................  36,827             4,310,600                 0.2%
    Other Securities.................................................                   596,306,957                24.4%
                                                                                       ------------                ----
TOTAL JAPAN..........................................................                   614,006,032                25.2%
                                                                                       ------------                ----
NETHERLANDS -- (2.4%)
    Koninklijke Ahold Delhaize NV.................................... 197,653             4,524,378                 0.2%
    Other Securities.................................................                    57,042,207                 2.3%
                                                                                       ------------                ----
TOTAL NETHERLANDS....................................................                    61,566,585                 2.5%
                                                                                       ------------                ----
NEW ZEALAND -- (0.5%)
    Other Securities.................................................                    13,217,941                 0.5%
                                                                                       ------------                ----
NORWAY -- (1.0%)
    Other Securities.................................................                    27,082,451                 1.1%
                                                                                       ------------                ----
PORTUGAL -- (0.4%)
    Other Securities.................................................                     9,465,826                 0.4%
                                                                                       ------------                ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                    24,800,271                 1.0%
                                                                                       ------------                ----
SOUTH AFRICA -- (0.0%)
    Other Securities.................................................                     1,069,848                 0.0%
                                                                                       ------------                ----
SPAIN -- (1.9%)
    Banco Santander SA............................................... 955,782             4,547,567                 0.2%
    Other Securities.................................................                    44,453,111                 1.8%
                                                                                       ------------                ----
TOTAL SPAIN..........................................................                    49,000,678                 2.0%
                                                                                       ------------                ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
SWEDEN -- (2.6%)
      Other Securities............................................                    $   67,015,182                 2.7%
                                                                                      --------------               -----
SWITZERLAND -- (5.5%)
      Clariant AG.................................................    182,599              3,935,534                 0.2%
      Helvetia Holding AG.........................................      7,972              4,883,053                 0.2%
      Nestle SA...................................................    110,012              9,287,552                 0.4%
      Novartis AG.................................................     52,784              4,622,416                 0.2%
      Novartis AG, Sponsored ADR..................................     73,269              6,408,107                 0.3%
      Zurich Insurance Group AG...................................     14,099              4,377,473                 0.2%
      Other Securities............................................                       109,347,453                 4.4%
                                                                                      --------------               -----
TOTAL SWITZERLAND.................................................                       142,861,588                 5.9%
                                                                                      --------------               -----
UNITED KINGDOM -- (14.5%)
#     Anglo American P.L.C........................................    450,994              9,625,735                 0.4%
      Aviva P.L.C.................................................    761,211              4,159,929                 0.2%
      BP P.L.C., Sponsored ADR....................................    244,019             10,583,111                 0.4%
      HSBC Holdings P.L.C., Sponsored ADR.........................    263,605             10,831,529                 0.5%
      John Wood Group P.L.C.......................................    536,701              4,891,626                 0.2%
      Lloyds Banking Group P.L.C..................................  6,130,340              4,473,546                 0.2%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A............    161,774             10,222,486                 0.4%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B............    102,022              6,703,866                 0.3%
      Other Securities............................................                       313,336,761                12.8%
                                                                                      --------------               -----
TOTAL UNITED KINGDOM..............................................                       374,828,589                15.4%
                                                                                      --------------               -----
UNITED STATES -- (0.1%)
      Other Securities............................................                         1,735,495                 0.1%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     2,415,862,979                99.0%
                                                                                      --------------               -----
PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...............................................     25,998              4,367,740                 0.2%
      Other Securities............................................                         7,562,269                 0.3%
                                                                                      --------------               -----
TOTAL GERMANY.....................................................                        11,930,009                 0.5%
                                                                                      --------------               -----
UNITED KINGDOM -- (0.0%)
      Other Securities............................................                            12,123                 0.0%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                        11,942,132                 0.5%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            83,725                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     2,427,888,836
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (6.4%)
@(S)  DFA Short Term Investment Fund.............................. 14,384,285            166,426,178                 6.8%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,443,694,396)...........................................                    $2,594,315,014               106.3%
                                                                                      ==============               =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------------
                                                               LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                             ------------ -------------- -------- --------------
Common Stocks
   Australia................................................ $  3,915,769 $  152,573,764       -- $  156,489,533
   Austria..................................................           --     18,505,728       --     18,505,728
   Belgium..................................................      475,543     33,422,193       --     33,897,736
   Canada...................................................  228,521,561            500       --    228,522,061
   Denmark..................................................           --     46,806,122       --     46,806,122
   Finland..................................................           --     52,678,697       --     52,678,697
   France...................................................      526,119    168,422,488       --    168,948,607
   Germany..................................................    4,110,759    146,182,976       --    150,293,735
   Hong Kong................................................      222,276     63,060,631       --     63,282,907
   Ireland..................................................    2,051,961     13,810,152       --     15,862,113
   Israel...................................................    1,248,656     19,495,860       --     20,744,516
   Italy....................................................      448,095     72,732,643       --     73,180,738
   Japan....................................................   11,112,486    602,893,546       --    614,006,032
   Netherlands..............................................    6,692,002     54,874,583       --     61,566,585
   New Zealand..............................................      239,976     12,977,965       --     13,217,941
   Norway...................................................      281,540     26,800,911       --     27,082,451
   Portugal.................................................           --      9,465,826       --      9,465,826
   Singapore................................................        8,002     24,792,269       --     24,800,271
   South Africa.............................................           --      1,069,848       --      1,069,848
   Spain....................................................    1,839,159     47,161,519       --     49,000,678
   Sweden...................................................      135,907     66,879,275       --     67,015,182
   Switzerland..............................................   10,191,488    132,670,100       --    142,861,588
   United Kingdom...........................................   55,409,849    319,418,740       --    374,828,589
   United States............................................    1,735,495             --       --      1,735,495
Preferred Stocks
   Germany..................................................           --     11,930,009       --     11,930,009
   United Kingdom...........................................           --         12,123       --         12,123
Rights/Warrants
   Canada...................................................           --            582       --            582
   France...................................................           --             91       --             91
   Japan....................................................           --          8,848       --          8,848
   Norway...................................................           --          5,634       --          5,634
   Spain....................................................           --         65,893       --         65,893
   Sweden...................................................           --          2,677       --          2,677
Securities Lending Collateral...............................           --    166,426,178       --    166,426,178
                                                             ------------ -------------- -------- --------------
TOTAL....................................................... $329,166,643 $2,265,148,371       -- $2,594,315,014
                                                             ============ ============== ======== ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
COMMON STOCKS -- (94.6%)
AUSTRALIA -- (5.9%)
    BHP Billiton, Ltd................................................ 146,665           $ 3,384,097                 1.3%
    CSL, Ltd.........................................................  15,561             2,077,349                 0.8%
    Other Securities.................................................                    10,853,342                 4.0%
                                                                                        -----------                 ---
TOTAL AUSTRALIA......................................................                    16,314,788                 6.1%
                                                                                        -----------                 ---
AUSTRIA -- (0.2%)
    Other Securities.................................................                       575,038                 0.2%
                                                                                        -----------                 ---
BELGIUM -- (0.8%)
    Anheuser-Busch InBev SA/NV.......................................  18,781             1,389,067                 0.5%
    Other Securities.................................................                       935,842                 0.4%
                                                                                        -----------                 ---
TOTAL BELGIUM........................................................                     2,324,909                 0.9%
                                                                                        -----------                 ---
CANADA -- (8.5%)
    Canadian National Railway Co.....................................  24,017             2,052,973                 0.8%
    Canadian Natural Resources, Ltd..................................  48,367             1,327,066                 0.5%
#   Royal Bank of Canada.............................................  34,564             2,517,642                 1.0%
    Suncor Energy, Inc...............................................  52,396             1,757,611                 0.7%
    Other Securities.................................................                    15,997,934                 5.9%
                                                                                        -----------                 ---
TOTAL CANADA.........................................................                    23,653,226                 8.9%
                                                                                        -----------                 ---
DENMARK -- (1.5%)
    Novo Nordisk A.S., Class B.......................................  71,895             3,104,898                 1.1%
    Other Securities.................................................                       938,028                 0.4%
                                                                                        -----------                 ---
TOTAL DENMARK........................................................                     4,042,926                 1.5%
                                                                                        -----------                 ---
FINLAND -- (0.9%)
    Other Securities.................................................                     2,363,343                 0.9%
                                                                                        -----------                 ---
FRANCE -- (9.3%)
    Airbus SE........................................................  17,753             1,961,959                 0.7%
    Cie Generale des Etablissements Michelin SCA.....................  12,325             1,261,766                 0.5%
    Danone SA........................................................  21,369             1,513,211                 0.6%
    LVMH Moet Hennessy Louis Vuitton SE..............................  10,554             3,202,141                 1.2%
    Orange SA........................................................  89,549             1,397,712                 0.5%
#   Vinci SA.........................................................  20,131             1,791,647                 0.7%
    Other Securities.................................................                    14,624,280                 5.4%
                                                                                        -----------                 ---
TOTAL FRANCE.........................................................                    25,752,716                 9.6%
                                                                                        -----------                 ---
GERMANY -- (7.0%)
    Adidas AG........................................................   6,369             1,497,759                 0.6%
    BASF SE..........................................................  36,957             2,836,025                 1.1%
    Bayerische Motoren Werke AG......................................  14,525             1,250,759                 0.5%
    Deutsche Post AG.................................................  40,110             1,266,484                 0.5%
    Deutsche Telekom AG.............................................. 144,799             2,374,946                 0.9%
    E.ON SE.......................................................... 160,715             1,554,124                 0.6%
    Other Securities.................................................                     8,538,464                 3.0%
                                                                                        -----------                 ---
TOTAL GERMANY........................................................                    19,318,561                 7.2%
                                                                                        -----------                 ---

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
HONG KONG -- (2.6%)
    AIA Group, Ltd................................................... 179,600           $ 1,366,225                 0.5%
    Other Securities.................................................                     5,739,177                 2.2%
                                                                                        -----------                ----
TOTAL HONG KONG......................................................                     7,105,402                 2.7%
                                                                                        -----------                ----
IRELAND -- (0.4%)
    Other Securities.................................................                     1,226,187                 0.5%
                                                                                        -----------                ----
ISRAEL -- (0.4%)
    Other Securities.................................................                     1,095,040                 0.4%
                                                                                        -----------                ----
ITALY -- (2.1%)
    Enel SpA......................................................... 260,577             1,277,626                 0.5%
    Other Securities.................................................                     4,481,994                 1.7%
                                                                                        -----------                ----
TOTAL ITALY..........................................................                     5,759,620                 2.2%
                                                                                        -----------                ----
JAPAN -- (21.8%)
    KDDI Corp........................................................  77,000             1,863,387                 0.7%
    Seven & I Holdings Co., Ltd......................................  30,900             1,337,969                 0.5%
    SoftBank Group Corp..............................................  36,300             2,872,738                 1.1%
    Sony Corp........................................................  49,000             2,651,720                 1.0%
    Other Securities.................................................                    51,609,857                19.3%
                                                                                        -----------                ----
TOTAL JAPAN..........................................................                    60,335,671                22.6%
                                                                                        -----------                ----
NETHERLANDS -- (3.1%)
    ASML Holding NV..................................................   7,569             1,303,715                 0.5%
    # Unilever NV....................................................  56,476             3,037,279                 1.1%
    Wolters Kluwer NV................................................  25,745             1,460,631                 0.6%
    Other Securities.................................................                     2,917,151                 1.1%
                                                                                        -----------                ----
TOTAL NETHERLANDS....................................................                     8,718,776                 3.3%
                                                                                        -----------                ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                       550,346                 0.2%
                                                                                        -----------                ----
NORWAY -- (0.9%)
    Equinor ASA......................................................  51,213             1,324,690                 0.5%
    Other Securities.................................................                     1,237,683                 0.5%
                                                                                        -----------                ----
TOTAL NORWAY.........................................................                     2,562,373                 1.0%
                                                                                        -----------                ----
PORTUGAL -- (0.1%)
    Other Security...................................................                       235,967                 0.1%
                                                                                        -----------                ----
SINGAPORE -- (1.0%)
    Other Securities.................................................                     2,734,661                 1.0%
                                                                                        -----------                ----
SPAIN -- (2.6%)
    Amadeus IT Group SA..............................................  16,474             1,326,562                 0.5%
    Telefonica SA.................................................... 193,455             1,586,923                 0.6%
    Other Securities.................................................                     4,401,362                 1.6%
                                                                                        -----------                ----
TOTAL SPAIN..........................................................                     7,314,847                 2.7%
                                                                                        -----------                ----
SWEDEN -- (2.3%)
    Other Securities.................................................                     6,402,138                 2.4%
                                                                                        -----------                ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                        --------- ------------------------------- ---------------
SWITZERLAND -- (7.7%)
      ABB, Ltd.........................................................    84,736          $  1,705,019                  0.6%
      Givaudan SA......................................................       690             1,672,503                  0.6%
      Nestle SA........................................................    33,661             2,841,765                  1.1%
      Roche Holding AG.................................................    30,542             7,432,775                  2.8%
      Other Securities.................................................                       7,795,470                  2.9%
                                                                                           ------------                -----
TOTAL SWITZERLAND......................................................                      21,447,532                  8.0%
                                                                                           ------------                -----
UNITED KINGDOM -- (15.3%)
      Anglo American P.L.C.............................................    58,599             1,250,701                  0.5%
#     AstraZeneca P.L.C., Sponsored ADR................................    94,709             3,672,815                  1.4%
      BAE Systems P.L.C................................................   247,860             1,661,972                  0.6%
      BHP Billiton P.L.C...............................................    83,478             1,665,277                  0.6%
      Diageo P.L.C., Sponsored ADR.....................................    21,308             2,943,913                  1.1%
      Experian P.L.C...................................................    63,253             1,454,768                  0.5%
#     GlaxoSmithKline P.L.C., Sponsored ADR............................    77,062             3,010,042                  1.1%
      Imperial Brands P.L.C............................................    37,254             1,261,890                  0.5%
      Rio Tinto P.L.C., Sponsored ADR..................................    44,119             2,174,626                  0.8%
      SSE P.L.C........................................................    85,588             1,247,481                  0.5%
      Unilever P.L.C., Sponsored ADR...................................    40,922             2,168,048                  0.8%
      Other Securities.................................................                      20,016,133                  7.5%
                                                                                           ------------                -----
TOTAL UNITED KINGDOM...................................................                      42,527,666                 15.9%
                                                                                           ------------                -----
UNITED STATES -- (0.0%)
      Other Security...................................................                          29,311                  0.0%
                                                                                           ------------                -----
TOTAL COMMON STOCKS....................................................                     262,391,044                 98.3%
                                                                                           ------------                -----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG....................................................     9,046             1,519,754                  0.6%
      Other Securities.................................................                         820,521                  0.3%
                                                                                           ------------                -----
TOTAL GERMANY..........................................................                       2,340,275                  0.9%
                                                                                           ------------                -----
UNITED KINGDOM -- (0.0%)
      Other Security...................................................                           5,394                  0.0%
                                                                                           ------------                -----
TOTAL PREFERRED STOCKS.................................................                       2,345,669                  0.9%
                                                                                           ------------                -----
TOTAL INVESTMENT SECURITIES............................................                     264,736,713
                                                                                           ------------

                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (4.6%)
@(S)  DFA Short Term Investment Fund................................... 1,096,350            12,684,774                  4.8%
                                                                                           ------------                -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $301,137,695)..................................................                    $277,421,487                104.0%
                                                                                           ============                =====

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED


Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------
                                                               LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                                             ----------- ------------ -------- ------------
Common Stocks
   Australia................................................          -- $ 16,314,788       -- $ 16,314,788
   Austria..................................................          --      575,038       --      575,038
   Belgium..................................................          --    2,324,909       --    2,324,909
   Canada................................................... $23,653,226           --       --   23,653,226
   Denmark..................................................          --    4,042,926       --    4,042,926
   Finland..................................................          --    2,363,343       --    2,363,343
   France...................................................          --   25,752,716       --   25,752,716
   Germany..................................................          --   19,318,561       --   19,318,561
   Hong Kong................................................          --    7,105,402       --    7,105,402
   Ireland..................................................      64,414    1,161,773       --    1,226,187
   Israel...................................................     271,258      823,782       --    1,095,040
   Italy....................................................     728,658    5,030,962       --    5,759,620
   Japan....................................................          --   60,335,671       --   60,335,671
   Netherlands..............................................   3,095,364    5,623,412       --    8,718,776
   New Zealand..............................................          --      550,346       --      550,346
   Norway...................................................          --    2,562,373       --    2,562,373
   Portugal.................................................          --      235,967       --      235,967
   Singapore................................................          --    2,734,661       --    2,734,661
   Spain....................................................          --    7,314,847       --    7,314,847
   Sweden...................................................          --    6,402,138       --    6,402,138
   Switzerland..............................................     303,261   21,144,271       --   21,447,532
   United Kingdom...........................................  15,502,452   27,025,214       --   42,527,666
   United States............................................      29,311           --       --       29,311
Preferred Stocks
   Germany..................................................          --    2,340,275       --    2,340,275
   United Kingdom...........................................          --        5,394       --        5,394
Securities Lending Collateral...............................          --   12,684,774       --   12,684,774
                                                             ----------- ------------ -------- ------------
TOTAL....................................................... $43,647,944 $233,773,543       -- $277,421,487
                                                             =========== ============ ======== ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES      VALUE+
                                                             --------- ------------
AFFILIATED INVESTMENT COMPANIES --  (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company..................................           $156,206,776
Investment in Dimensional Emerging Markets Value Fund.......             60,967,550
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................... 1,199,106   23,070,797
                                                                       ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $233,127,786).......................................           $240,245,123
                                                                       ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                               LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                                             ------------ -------- -------- ------------
Affiliated Investment Companies............................. $240,245,123       --       -- $240,245,123
                                                             ------------ -------- -------- ------------
TOTAL....................................................... $240,245,123       --       -- $240,245,123
                                                             ============ ======== ======== ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                              PERCENTAGE
                                                                                                                OF NET
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ------- ------------------------------- ----------
COMMON STOCKS -- (98.3%)
AUSTRALIA -- (4.9%)
    BlueScope Steel, Ltd.............................................  94,666           $   970,385              0.2%
    Boral, Ltd....................................................... 214,235               853,463              0.2%
    Incitec Pivot, Ltd............................................... 297,255               823,652              0.2%
    Other Securities.................................................                    20,060,335              4.3%
                                                                                        -----------              ---
TOTAL AUSTRALIA.                                                                         22,707,835              4.9%
                                                                                        -----------              ---
AUSTRIA -- (0.7%)
    Other Securities.................................................                     3,170,813              0.7%
                                                                                        -----------              ---
BELGIUM -- (1.1%)
    Ageas............................................................  32,566             1,629,442              0.4%
    Other Securities.................................................                     3,526,862              0.7%
                                                                                        -----------              ---
TOTAL BELGIUM........................................................                     5,156,304              1.1%
                                                                                        -----------              ---
BRAZIL -- (2.1%)
    Kroton Educacional SA............................................ 337,007             1,034,158              0.2%
    Other Securities.................................................                     8,495,359              1.9%
                                                                                        -----------              ---
TOTAL BRAZIL.........................................................                     9,529,517              2.1%
                                                                                        -----------              ---
CANADA -- (5.9%)
    AltaGas, Ltd.....................................................  66,629               837,639              0.2%
    Cameco Corp......................................................  78,221               837,796              0.2%
    Industrial Alliance Insurance & Financial Services, Inc..........  24,408               862,888              0.2%
    Tourmaline Oil Corp..............................................  59,293               864,769              0.2%
    Other Securities.................................................                    23,786,438              5.1%
                                                                                        -----------              ---
TOTAL CANADA.........................................................                    27,189,530              5.9%
                                                                                        -----------              ---
CHILE -- (0.3%)
    Other Securities.................................................                     1,343,369              0.3%
                                                                                        -----------              ---
CHINA -- (7.4%)
    China Conch Venture Holdings, Ltd................................ 307,500               865,177              0.2%
    Other Securities.................................................                    33,681,857              7.3%
                                                                                        -----------              ---
    TOTAL CHINA......................................................                    34,547,034              7.5%
                                                                                        -----------              ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                       330,652              0.1%
                                                                                        -----------              ---
DENMARK -- (1.5%)
    ISS A.S..........................................................  32,473             1,066,451              0.2%
    Other Securities.................................................                     5,833,539              1.3%
                                                                                        -----------              ---
    TOTAL DENMARK....................................................                     6,899,990              1.5%
                                                                                        -----------              ---
FINLAND -- (1.2%)
    Other Securities.................................................                     5,638,166              1.2%
                                                                                        -----------              ---
FRANCE -- (3.9%)
    Arkema SA........................................................  10,891             1,142,614              0.3%
    Eiffage SA.......................................................  14,431             1,409,359              0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED


                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
FRANCE -- (Continued)
    Rexel SA.........................................................  76,137           $   970,542                 0.2%
    SES SA...........................................................  76,066             1,632,557                 0.4%
    Other Securities.................................................                    12,898,754                 2.7%
                                                                                        -----------                ----
TOTAL FRANCE.                                                                            18,053,826                 3.9%
                                                                                        -----------                ----
GERMANY -- (4.5%)
    K+S AG...........................................................  44,982               837,654                 0.2%
    Lanxess AG.......................................................  19,336             1,196,854                 0.3%
    RWE AG...........................................................  51,929             1,010,238                 0.2%
    Other Securities.................................................                    18,047,217                 3.9%
                                                                                        -----------                ----
TOTAL GERMANY........................................................                    21,091,963                 4.6%
                                                                                        -----------                ----
HONG KONG -- (1.9%)
    Other Securities.................................................                     8,682,792                 1.9%
                                                                                        -----------                ----
INDIA -- (3.0%)
    Other Securities.................................................                    13,801,221                 3.0%
                                                                                        -----------                ----
INDONESIA -- (0.5%)
    Other Securities.................................................                     2,552,613                 0.5%
                                                                                        -----------                ----
IRELAND -- (0.8%)
    Bank of Ireland Group P.L.C...................................... 362,243             2,559,463                 0.6%
    Other Securities.................................................                     1,043,133                 0.2%
                                                                                        -----------                ----
TOTAL IRELAND........................................................                     3,602,596                 0.8%
                                                                                        -----------                ----
ISRAEL -- (0.6%)
    Other Securities.................................................                     2,621,261                 0.6%
                                                                                        -----------                ----
ITALY -- (2.1%)
    Mediobanca Banca di Credito Finanziario SpA...................... 137,017             1,199,964                 0.3%
    Other Securities.................................................                     8,623,080                 1.8%
                                                                                        -----------                ----
TOTAL ITALY..........................................................                     9,823,044                 2.1%
                                                                                        -----------                ----
JAPAN -- (17.8%)
    Other Securities.................................................                    82,761,141                18.0%
                                                                                        -----------                ----
    MALAYSIA -- (1.0%)
    Other Securities.................................................                     4,421,014                 1.0%
                                                                                        -----------                ----
MEXICO -- (0.8%)
    Other Securities.................................................                     3,768,131                 0.8%
                                                                                        -----------                ----
NETHERLANDS -- (1.7%)
    Aegon NV......................................................... 302,081             1,852,555                 0.4%
    ASR Nederland NV.................................................  23,143             1,050,628                 0.2%
    Other Securities.................................................                     5,071,310                 1.1%
                                                                                        -----------                ----
    TOTAL NETHERLANDS................................................                     7,974,493                 1.7%
                                                                                        -----------                ----
NEW ZEALAND -- (0.4%)
    Other Securities.................................................                     1,900,920                 0.4%
                                                                                        -----------                ----

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CONTINUED

                                                                                                                PERCENTAGE
                                                                                                                  OF NET
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      --------- ------------------------------- ----------
NORWAY -- (0.8%)
    Other Securities.................................................                     $ 3,560,237              0.8%
                                                                                          -----------              ---
PHILIPPINES -- (0.3%)
    Other Securities.................................................                       1,401,825              0.3%
                                                                                          -----------              ---
POLAND -- (0.5%)
    Other Securities.................................................                       2,243,132              0.5%
                                                                                          -----------              ---
PORTUGAL -- (0.3%)
    Other Securities.................................................                       1,404,321              0.3%
                                                                                          -----------              ---
RUSSIA -- (0.3%)
    Other Securities.................................................                       1,213,973              0.3%
                                                                                          -----------              ---
SINGAPORE -- (0.6%)
    Other Securities.................................................                       2,928,981              0.6%
                                                                                          -----------              ---
SOUTH AFRICA -- (1.7%)
    Other Securities.................................................                       8,088,595              1.8%
                                                                                          -----------              ---
SOUTH KOREA -- (5.3%)
    Other Securities.................................................                      24,565,710              5.3%
                                                                                          -----------              ---
SPAIN -- (1.6%)
    Banco de Sabadell SA............................................. 1,018,384             1,340,811              0.3%
    Mapfre SA........................................................   266,447               796,194              0.2%
    Other Securities.................................................                       5,485,648              1.2%
                                                                                          -----------              ---
TOTAL SPAIN..........................................................                       7,622,653              1.7%
                                                                                          -----------              ---
SWEDEN -- (1.9%)
    Other Securities.................................................                       8,798,672              1.9%
                                                                                          -----------              ---
SWITZERLAND -- (3.3%)
    Baloise Holding AG...............................................     8,350             1,193,491              0.3%
    Helvetia Holding AG..............................................     1,423               871,624              0.2%
    Swiss Life Holding AG............................................     4,696             1,771,400              0.4%
    Other Securities.................................................                      11,428,429              2.4%
                                                                                          -----------              ---
TOTAL SWITZERLAND....................................................                      15,264,944              3.3%
                                                                                          -----------              ---
TAIWAN -- (4.9%)
    Other Securities.................................................                      22,557,130              4.9%
                                                                                          -----------              ---
THAILAND -- (1.0%)
    Other Securities.................................................                       4,861,359              1.1%
                                                                                          -----------              ---
TURKEY -- (0.2%)
    Other Securities.................................................                         879,759              0.2%
                                                                                          -----------              ---
UNITED KINGDOM -- (11.4%)
    Barratt Developments P.L.C.......................................   202,794             1,330,120              0.3%
    Bellway P.L.C....................................................    25,648               940,707              0.2%
    Berkeley Group Holdings P.L.C. (The).............................    20,786               928,994              0.2%
    Direct Line Insurance Group P.L.C................................   240,466             1,010,505              0.2%
    GVC Holdings P.L.C...............................................   109,902             1,316,450              0.3%

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CONTINUED

                                                                                                                PERCENTAGE
                                                                      SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ------- ------------------------------- ---------------
UNITED KINGDOM -- (Continued)
    Investec P.L.C................................................... 136,113          $    841,528                  0.2%
    J Sainsbury P.L.C................................................ 302,330             1,201,178                  0.3%
    John Wood Group P.L.C............................................ 111,952             1,020,360                  0.2%
    Johnson Matthey P.L.C............................................  23,256               881,728                  0.2%
    Kingfisher P.L.C................................................. 410,817             1,333,990                  0.3%
    Marks & Spencer Group P.L.C...................................... 311,255             1,177,225                  0.3%
    Meggitt P.L.C.................................................... 160,012             1,082,578                  0.2%
    Micro Focus International P.L.C..................................  69,117             1,071,466                  0.2%
    NEX Group P.L.C..................................................  53,734               779,269                  0.2%
    Pearson P.L.C.................................................... 108,351             1,244,730                  0.3%
    Phoenix Group Holdings........................................... 118,804               913,144                  0.2%
    Royal Mail P.L.C................................................. 180,633               829,273                  0.2%
    RSA Insurance Group P.L.C........................................ 205,219             1,475,945                  0.3%
    Taylor Wimpey P.L.C.............................................. 389,086               801,139                  0.2%
*   Tullow Oil P.L.C................................................. 300,389               861,836                  0.2%
    Wm Morrison Supermarkets P.L.C................................... 433,323             1,372,849                  0.3%
    Other Securities.................................................                    30,503,682                  6.5%
                                                                                       ------------                -----
TOTAL UNITED KINGDOM.................................................                    52,918,696                 11.5%
                                                                                       ------------                -----
TOTAL COMMON STOCKS..................................................                   455,878,212                 99.1%
                                                                                       ------------                -----
PREFERRED STOCKS -- (0.7%)
BRAZIL -- (0.5%)
    Other Securities.................................................                     2,265,410                  0.5%
                                                                                       ------------                -----
COLOMBIA -- (0.0%)
    Other Security...................................................                        64,649                  0.0%
                                                                                       ------------                -----
GERMANY -- (0.2%)
    Other Securities.................................................                       806,902                  0.2%
                                                                                       ------------                -----
TOTAL PREFERRED STOCKS...............................................                     3,136,961                  0.7%
                                                                                       ------------                -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                        14,655                  0.0%
                                                                                       ------------                -----
TOTAL INVESTMENT SECURITIES..........................................                   459,029,828
                                                                                       ------------                -----

                                                                                              VALUE+
                                                                                       ------------
SECURITIES LENDING COLLATERAL -- (1.0%)
@(S) DFA Short Term Investment Fund.................................. 402,673             4,658,921                  1.0%
                                                                                       ------------                -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $482,678,707)..............................................                  $463,688,749                100.8%

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------
                                                             LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                                             -------  ----------- ------- -----------
Common Stocks
   Australia................................................   --     $22,707,835   --    $22,707,835
   Austria..................................................   --       3,170,813   --      3,170,813

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CONTINUED

                                                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                         ---------------------------------------------
                                                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                         ----------- ------------ ------- ------------
       Belgium..........................................................          -- $  5,156,304   --    $  5,156,304
       Brazil........................................................... $ 9,529,517           --   --       9,529,517
       Canada...........................................................  27,189,530           --   --      27,189,530
       Chile............................................................      11,664    1,331,705   --       1,343,369
       China............................................................   1,731,941   32,815,093   --      34,547,034
       Colombia.........................................................     330,652           --   --         330,652
       Denmark..........................................................          --    6,899,990   --       6,899,990
       Finland..........................................................          --    5,638,166   --       5,638,166
       France...........................................................          --   18,053,826   --      18,053,826
       Germany..........................................................          --   21,091,963   --      21,091,963
       Hong Kong........................................................          --    8,682,792   --       8,682,792
       India............................................................          --   13,801,221   --      13,801,221
       Indonesia........................................................          --    2,552,613   --       2,552,613
       Ireland..........................................................          --    3,602,596   --       3,602,596
       Israel...........................................................          --    2,621,261   --       2,621,261
       Italy............................................................          --    9,823,044   --       9,823,044
       Japan............................................................     338,215   82,422,926   --      82,761,141
       Malaysia.........................................................          --    4,421,014   --       4,421,014
       Mexico...........................................................   3,768,131           --   --       3,768,131
       Netherlands......................................................          --    7,974,493   --       7,974,493
       New Zealand......................................................      86,251    1,814,669   --       1,900,920
       Norway...........................................................          --    3,560,237   --       3,560,237
       Philippines......................................................          --    1,401,825   --       1,401,825
       Poland...........................................................          --    2,243,132   --       2,243,132
       Portugal.........................................................          --    1,404,321   --       1,404,321
       Russia...........................................................   1,009,532      204,441   --       1,213,973
       Singapore........................................................       1,076    2,927,905   --       2,928,981
       South Africa.....................................................     837,394    7,251,201   --       8,088,595
       South Korea......................................................      72,765   24,492,945   --      24,565,710
       Spain............................................................          --    7,622,653   --       7,622,653
       Sweden...........................................................      28,062    8,770,610   --       8,798,672
       Switzerland......................................................          --   15,264,944   --      15,264,944
       Taiwan...........................................................          --   22,557,130   --      22,557,130
       Thailand.........................................................   4,858,306        3,053   --       4,861,359
       Turkey...........................................................          --      879,759   --         879,759
       United Kingdom...................................................          --   52,918,696   --      52,918,696
Preferred Stocks
       Brazil...........................................................   2,265,410           --   --       2,265,410
       Colombia.........................................................      64,649           --   --          64,649
       Germany..........................................................          --      806,902   --         806,902
Rights/Warrants
       Indonesia........................................................          --        6,691   --           6,691
       Japan............................................................          --        4,009   --           4,009
       Malaysia.........................................................          --          674   --             674
       South Korea......................................................          --        2,444   --           2,444
       Taiwan...........................................................          --          837   --             837
Securities Lending Collateral...........................................          --    4,658,921   --       4,658,921
                                                                         ----------- ------------   --    ------------
TOTAL................................................................... $52,123,095 $411,565,654   --    $463,688,749
                                                                         =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

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                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (95.1%)
AUSTRALIA -- (4.3%)
    BHP Billiton, Ltd................................................   487,213          $ 11,241,781                 0.4%
    Commonwealth Bank of Australia...................................   139,804             6,874,280                 0.2%
#   Westpac Banking Corp.............................................   282,103             5,358,752                 0.2%
    Other Securities.................................................                     114,630,066                 3.6%
                                                                                         ------------                 ---
TOTAL AUSTRALIA......................................................                     138,104,879                 4.4%
                                                                                         ------------                 ---
AUSTRIA -- (0.5%)
    Other Securities.................................................                      15,749,846                 0.5%
                                                                                         ------------                 ---
BELGIUM -- (0.8%)
    Other Securities.................................................                      26,623,842                 0.9%
                                                                                         ------------                 ---
BRAZIL -- (1.5%)
    Vale SA..........................................................   470,432             7,168,667                 0.3%
    Other Securities.................................................                      41,385,755                 1.3%
                                                                                         ------------                 ---
TOTAL BRAZIL.........................................................                      48,554,422                 1.6%
                                                                                         ------------                 ---
CANADA -- (6.4%)
    Bank of Montreal.................................................    92,353             6,902,463                 0.2%
    Barrick Gold Corp................................................   525,905             6,587,545                 0.2%
#   Royal Bank of Canada.............................................    72,182             5,257,737                 0.2%
#   Suncor Energy, Inc...............................................   156,300             5,206,353                 0.2%
    Other Securities.................................................                     183,079,005                 5.8%
                                                                                         ------------                 ---
TOTAL CANADA.........................................................                     207,033,103                 6.6%
                                                                                         ------------                 ---
CHILE -- (0.3%)
    Other Securities.................................................                       9,064,794                 0.3%
                                                                                         ------------                 ---
CHINA -- (7.1%)
    China Construction Bank Corp., Class H........................... 8,643,000             6,858,625                 0.2%
    China Mobile, Ltd................................................   635,500             5,953,287                 0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H..............   712,000             6,731,268                 0.2%
    Tencent Holdings, Ltd............................................   225,200             7,715,185                 0.3%
    Other Securities.................................................                     201,768,347                 6.4%
                                                                                         ------------                 ---
TOTAL CHINA..........................................................                     229,026,712                 7.3%
                                                                                         ------------                 ---
COLOMBIA -- (0.1%)
    Other Securities.................................................                       3,055,579                 0.1%
                                                                                         ------------                 ---
CZECH REPUBLIC -- (0.0%)
    Other Securities.................................................                       1,471,447                 0.0%
                                                                                         ------------                 ---
DENMARK -- (1.2%)
    Other Securities.................................................                      38,552,753                 1.2%
                                                                                         ------------                 ---
EGYPT -- (0.0%)
    Other Security...................................................                         117,009                 0.0%
                                                                                         ------------                 ---
FINLAND -- (1.3%)
    Other Securities.................................................                      42,749,732                 1.4%
                                                                                         ------------                 ---

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CONTINUED

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
FRANCE -- (5.6%)
    Orange SA........................................................   390,196          $  6,090,316                 0.2%
    Peugeot SA.......................................................   282,821             6,722,876                 0.2%
    Sanofi...........................................................    72,266             6,457,731                 0.2%
#   Total SA.........................................................   193,992            11,382,563                 0.4%
    Other Securities.................................................                     151,881,057                 4.8%
                                                                                         ------------                 ---
TOTAL FRANCE.........................................................                     182,534,543                 5.8%
                                                                                         ------------                 ---
GERMANY -- (5.1%)
    Allianz SE.......................................................    36,197             7,540,553                 0.3%
    BASF SE..........................................................   138,625            10,637,876                 0.4%
    Bayerische Motoren Werke AG......................................    76,817             6,614,773                 0.2%
    Daimler AG.......................................................   174,048            10,310,012                 0.3%
    Deutsche Telekom AG..............................................   609,489             9,996,641                 0.3%
    Siemens AG.......................................................    52,819             6,071,376                 0.2%
    Other Securities.................................................                     113,390,675                 3.6%
                                                                                         ------------                 ---
TOTAL GERMANY........................................................                     164,561,906                 5.3%
                                                                                         ------------                 ---
GREECE -- (0.0%)
    Other Securities.................................................                         476,691                 0.0%
                                                                                         ------------                 ---
HONG KONG -- (1.9%)
    AIA Group, Ltd................................................... 1,173,600             8,927,626                 0.3%
    Other Securities.................................................                      52,167,420                 1.7%
                                                                                         ------------                 ---
TOTAL HONG KONG......................................................                      61,095,046                 2.0%
                                                                                         ------------                 ---
HUNGARY -- (0.1%)
    Other Securities.................................................                       2,653,430                 0.1%
                                                                                         ------------                 ---
INDIA -- (2.6%)
    Other Securities.................................................                      83,517,900                 2.7%
                                                                                         ------------                 ---
INDONESIA -- (0.5%)
    Other Securities.................................................                      16,774,891                 0.5%
                                                                                         ------------                 ---
IRELAND -- (0.5%)
    Other Securities.................................................                      15,883,240                 0.5%
                                                                                         ------------                 ---
    ISRAEL -- (0.5%)
    Other Securities.................................................                      17,094,566                 0.5%
                                                                                         ------------                 ---
ITALY -- (2.1%)
    Eni SpA..........................................................   351,830             6,248,413                 0.2%
*   Fiat Chrysler Automobiles NV.....................................   359,805             5,475,671                 0.2%
    Other Securities.................................................                      56,117,728                 1.8%
                                                                                         ------------                 ---
TOTAL ITALY..........................................................                      67,841,812                 2.2%
                                                                                         ------------                 ---
JAPAN -- (17.4%)
    Honda Motor Co., Ltd.............................................   259,300             7,401,856                 0.3%
    JXTG Holdings, Inc...............................................   780,800             5,275,852                 0.2%
    Mitsubishi UFJ Financial Group, Inc..............................   946,300             5,727,470                 0.2%
#   Toyota Motor Corp................................................   280,688            16,442,964                 0.6%

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CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
JAPAN -- (Continued)
    Other Securities.................................................                    $529,439,160                16.7%
                                                                                         ------------                ----
TOTAL JAPAN..........................................................                     564,287,302                18.0%
                                                                                         ------------                ----
MALAYSIA -- (0.6%)
    Other Securities.................................................                      19,541,106                 0.6%
                                                                                         ------------                ----
MEXICO -- (0.7%)
    Other Securities.................................................                      23,429,693                 0.7%
                                                                                         ------------                ----
NETHERLANDS -- (1.8%)
    Other Securities.................................................                      58,956,103                 1.9%
                                                                                         ------------                ----
NEW ZEALAND -- (0.3%)
    Other Securities.................................................                      10,391,579                 0.3%
                                                                                         ------------                ----
NORWAY -- (0.7%)
    Other Securities.................................................                      24,092,072                 0.8%
                                                                                         ------------                ----
PERU -- (0.0%)
    Other Securities.................................................                         490,794                 0.0%
                                                                                         ------------                ----
PHILIPPINES -- (0.3%)
    Other Securities.................................................                       8,526,319                 0.3%
                                                                                         ------------                ----
POLAND -- (0.3%)
    Other Securities.................................................                      10,601,428                 0.3%
                                                                                         ------------                ----
PORTUGAL -- (0.2%)
    Other Securities.................................................                       5,721,400                 0.2%
                                                                                         ------------                ----
RUSSIA -- (0.3%)
    Other Securities.................................................                       8,127,754                 0.3%
                                                                                         ------------                ----
SINGAPORE -- (0.8%)
    Other Securities.................................................                      25,078,569                 0.8%
                                                                                         ------------                ----
SOUTH AFRICA -- (1.9%)
    Other Securities.................................................                      60,494,716                 1.9%
                                                                                         ------------                ----
SOUTH KOREA -- (3.8%)
    Samsung Electronics Co., Ltd.....................................   444,150            16,627,106                 0.6%
    SK Hynix, Inc....................................................    96,784             5,828,850                 0.2%
    Other Securities.................................................                      98,862,911                 3.1%
                                                                                         ------------                ----
TOTAL SOUTH KOREA....................................................                     121,318,867                 3.9%
                                                                                         ------------                ----
SPAIN -- (1.7%)
    Banco Santander SA............................................... 1,253,758             5,965,322                 0.2%
    Other Securities.................................................                      47,853,326                 1.5%
                                                                                         ------------                ----
TOTAL SPAIN..........................................................                      53,818,648                 1.7%
                                                                                         ------------                ----
SWEDEN -- (1.9%)
    Other Securities.................................................                      62,966,208                 2.0%
                                                                                         ------------                ----

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CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
SWITZERLAND -- (4.1%)
    ABB, Ltd.........................................................   294,037         $    5,916,477                0.2%
    Nestle SA........................................................   200,030             16,887,149                0.6%
    Novartis AG......................................................   132,989             11,646,152                0.4%
    Roche Holding AG.................................................    26,412              6,427,688                0.2%
#   Swisscom AG......................................................    12,175              5,574,709                0.2%
    Other Securities.................................................                       86,847,092                2.7%
                                                                                        --------------               ----
TOTAL SWITZERLAND....................................................                      133,299,267                4.3%
                                                                                        --------------               ----
TAIWAN -- (3.6%)
    Other Securities.................................................                      117,103,970                3.7%
                                                                                        --------------               ----
THAILAND -- (0.8%)
    Other Securities.................................................                       24,271,764                0.8%
                                                                                        --------------               ----
TURKEY -- (0.2%)
    Other Securities.................................................                        6,702,532                0.2%
                                                                                        --------------               ----
UNITED KINGDOM -- (11.2%)
#   Anglo American P.L.C.............................................   412,690              8,808,198                0.3%
    BP P.L.C., Sponsored ADR.........................................   472,008             20,470,987                0.7%
    Glencore P.L.C................................................... 1,708,314              6,952,256                0.2%
#   HSBC Holdings P.L.C., Sponsored ADR..............................   306,911             12,610,973                0.4%
    Legal & General Group P.L.C...................................... 1,662,435              5,334,550                0.2%
#   Rio Tinto P.L.C., Sponsored ADR..................................   172,914              8,522,931                0.3%
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.................   161,107             10,180,351                0.3%
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.................   107,051              7,034,321                0.2%
    Tesco P.L.C...................................................... 1,976,348              5,382,431                0.2%
    Vodafone Group P.L.C............................................. 3,422,553              6,436,241                0.2%
    Other Securities.................................................                      270,235,467                8.6%
                                                                                        --------------               ----
TOTAL UNITED KINGDOM.................................................                      361,968,706               11.6%
                                                                                        --------------               ----
UNITED STATES -- (0.1%)
    Other Securities.................................................                        1,970,493                0.1%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    3,075,697,433               98.3%
                                                                                        --------------               ----
PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.4%)
    Other Securities.................................................                       14,051,009                0.4%
                                                                                        --------------               ----
CHILE -- (0.0%)
    Other Securities.................................................                          187,759                0.0%
                                                                                        --------------               ----
COLOMBIA -- (0.0%)
    Other Securities.................................................                          523,901                0.0%
                                                                                        --------------               ----
GERMANY -- (0.5%)
    Volkswagen AG....................................................    43,057              7,233,702                0.2%
    Other Securities.................................................                        7,494,767                0.3%
                                                                                        --------------               ----
TOTAL GERMANY........................................................                       14,728,469                0.5%
                                                                                        --------------               ----

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CONTINUED


                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
UNITED KINGDOM -- (0.0%)
    Other Securities.................................................                    $       16,210                 0.0%
                                                                                         --------------               -----
TOTAL PREFERRED STOCKS...............................................                        29,507,348                 0.9%
                                                                                         --------------               -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                           113,230                 0.0%
                                                                                         --------------               -----
TOTAL INVESTMENT SECURITIES..........................................                     3,105,318,011
                                                                                         --------------
                                                                                             VALUE+
                                                                                 -------------------------------
SECURITIES LENDING COLLATERAL -- (4.0%)
@(S) DFA Short Term Investment Fund.................................. 11,262,955            130,312,391                 4.2%
                                                                                         --------------               -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $3,273,175,643)............................................                    $3,235,630,402               103.4%
                                                                                         ==============               =====

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                      ----------------------------------------------
                                                                        LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                                                      ------------ ------------ ------- ------------
Common Stocks
    Australia........................................................ $  1,593,024 $136,511,855   --    $138,104,879
    Austria..........................................................           --   15,749,846   --      15,749,846
    Belgium..........................................................      102,972   26,520,870   --      26,623,842
    Brazil...........................................................   48,554,422           --   --      48,554,422
    Canada...........................................................  207,033,103           --   --     207,033,103
    Chile............................................................    1,378,785    7,686,009   --       9,064,794
    China............................................................   23,699,069  205,327,643   --     229,026,712
    Colombia.........................................................    3,055,579           --   --       3,055,579
    Czech Republic...................................................           --    1,471,447   --       1,471,447
    Denmark..........................................................      230,754   38,321,999   --      38,552,753
    Egypt............................................................           --      117,009   --         117,009
    Finland..........................................................      115,913   42,633,819   --      42,749,732
    France...........................................................    1,314,543  181,220,000   --     182,534,543
    Germany..........................................................    1,586,168  162,975,738   --     164,561,906
    Greece...........................................................           --      476,691   --         476,691
    Hong Kong........................................................      109,097   60,985,949   --      61,095,046
    Hungary..........................................................           --    2,653,430   --       2,653,430
    India............................................................      949,709   82,568,191   --      83,517,900
    Indonesia........................................................      151,200   16,623,691   --      16,774,891
    Ireland..........................................................    4,541,301   11,341,939   --      15,883,240
    Israel...........................................................    1,116,446   15,978,120   --      17,094,566
    Italy............................................................       78,567   67,763,245   --      67,841,812
    Japan............................................................    3,627,280  560,660,022   --     564,287,302
    Malaysia.........................................................           --   19,541,106   --      19,541,106
    Mexico...........................................................   23,429,057          636   --      23,429,693
    Netherlands......................................................    6,903,552   52,052,551   --      58,956,103
    New Zealand......................................................      125,564   10,266,015   --      10,391,579
    Norway...........................................................      190,283   23,901,789   --      24,092,072
    Peru.............................................................      490,689          105   --         490,794
    Philippines......................................................      101,299    8,425,020   --       8,526,319
    Poland...........................................................           --   10,601,428   --      10,601,428

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                       --------------------------------------------------
                                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                       ------------ -------------- ------- --------------
    Portugal..........................................           -- $    5,721,400   --    $    5,721,400
    Russia............................................ $  3,205,853      4,921,901   --         8,127,754
    Singapore.........................................        1,056     25,077,513   --        25,078,569
    South Africa......................................    3,926,044     56,568,672   --        60,494,716
    South Korea.......................................    1,002,588    120,316,279   --       121,318,867
    Spain.............................................      364,633     53,454,015   --        53,818,648
    Sweden............................................       89,897     62,876,311   --        62,966,208
    Switzerland.......................................    3,412,086    129,887,181   --       133,299,267
    Taiwan............................................    5,320,414    111,783,556   --       117,103,970
    Thailand..........................................   24,269,400          2,364   --        24,271,764
    Turkey............................................       12,384      6,690,148   --         6,702,532
    United Kingdom....................................   85,480,420    276,488,286   --       361,968,706
    United States.....................................    1,970,493             --   --         1,970,493
Preferred Stocks
    Brazil............................................   14,051,009             --   --        14,051,009
    Chile.............................................           --        187,759   --           187,759
    Colombia..........................................      523,901             --   --           523,901
    Germany...........................................           --     14,728,469   --        14,728,469
    United Kingdom....................................           --         16,210   --            16,210
Rights/Warrants
    Canada............................................           --            463   --               463
    Chile.............................................           --          1,762   --             1,762
    Indonesia.........................................           --         16,358   --            16,358
    Japan.............................................           --          3,180   --             3,180
    Malaysia..........................................           --          1,202   --             1,202
    South Korea.......................................           --          4,922   --             4,922
    Spain.............................................           --         74,909   --            74,909
    Sweden............................................           --          4,357   --             4,357
    Taiwan............................................           --          4,033   --             4,033
    Thailand..........................................           --          2,044   --             2,044
Securities Lending Collateral.........................           --    130,312,391   --       130,312,391
                                                       ------------ --------------   --    --------------
TOTAL................................................. $474,108,554 $2,761,521,848   --    $3,235,630,402
                                                       ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
    DFA Investment Dimensions Group Inc.............................. 17,748,751 $404,139,045
Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.............................. 20,176,005  255,226,466
Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc..............................  4,315,134   81,771,789
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $688,205,650)..............................................            $741,137,300
                                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 2.090%
    (Cost $521,378)..................................................    521,378      521,378
                                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $688,727,028)..............................................            $741,658,678
                                                                                 ============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -----------------------------------------
                                                          LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                        ------------ ------- ------- ------------
Affiliated Investment Companies........................ $741,137,300   --      --    $741,137,300
Temporary Cash Investments.............................      521,378   --      --         521,378
                                                        ------------   --      --    ------------
TOTAL.................................................. $741,658,678   --      --    $741,658,678
                                                        ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
    DFA Investment Dimensions Group Inc..............................  8,552,937 $181,749,903
Investment in International Core Equity Portfolio of
    DFA Investment Dimensions Group Inc.............................. 10,315,893  130,496,053
Investment in Emerging Markets Core Equity Portfolio of
    DFA Investment Dimensions Group Inc..............................  3,504,004   66,400,879
                                                                                 ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $327,990,612)..............................................            $378,646,835
                                                                                 ============

As of October 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                              UNREALIZED
                                                                                               FOREIGN
                                                                                               EXCHANGE
                                                                                 SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD    COUNTERPARTY                                DATE    (DEPRECIATION)
-------------------  ------------------ ---------------------------------------  ---------- --------------
USD       2,209,344  DKK     14,158,518 State Street Bank and Trust               11/05/18    $   59,329
USD       1,283,781  SGD      1,763,011 JP Morgan                                 11/07/18        10,862
USD       1,306,432  NOK     10,723,699 Citibank, N.A.                            11/16/18        33,587
USD       3,248,546  SEK     29,161,574 Citibank, N.A.                            11/16/18        58,383
USD       6,606,278  CHF      6,509,277 Citibank, N.A.                            11/16/18       135,320
USD       7,436,083  CAD      9,692,980 Citibank, N.A.                            11/16/18        71,291
USD      18,735,929  GBP     14,138,963 State Street Bank and Trust               11/16/18       652,790
USD      30,195,451  JPY  3,382,623,949 Citibank, N.A.                            11/16/18       187,642
USD         836,028  ILS      3,053,000 Citibank, N.A.                            11/21/18        14,031
USD      32,130,371  EUR     27,971,243 State Street Bank and Trust               11/28/18       385,186
USD         509,012  NZD        778,059 Citibank, N.A.                            01/25/19           801
USD       7,171,812  AUD     10,112,538 Citibank, N.A.                            01/25/19         3,297
                                                                                              ----------
TOTAL APPRECIATION                                                                            $1,612,519
DKK         777,782  USD        119,761 Citibank, N.A.                            11/05/18    $   (1,653)
JPY     197,669,712  USD      1,759,811 Citibank, N.A.                            11/16/18        (6,250)
NOK         649,661  USD         78,047 Citibank, N.A.                            11/16/18          (936)
SEK       1,962,889  USD        215,790 Bank of America Corp.                     11/16/18        (1,058)
SGD          93,139  USD         67,504 Citibank, N.A.                            11/07/18          (257)
USD      11,457,423  HKD     89,671,456 Barclays Capital                          01/25/19          (407)
                                                                                              ----------
TOTAL (DEPRECIATION)                                                                          $  (10,561)
                                                                                              ----------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                $1,601,958
                                                                                              ==========

As of October 31, 2018, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                  UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-------------------------------------------------  --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................    178     12/21/18  $25,751,296 $24,128,790  $(1,622,506)
                                                                        ----------- -----------  -----------
TOTAL FUTURES CONTRACTS...........................                      $25,751,296 $24,128,790  $(1,622,506)
                                                                        =========== ===========  ===========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                                LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                                             ------------  ---------- ------- ------------
Affiliated Investment Companies............................. $378,646,835          --   --    $378,646,835
Forward Currency Contracts**................................           --  $1,601,958   --       1,601,958
Futures Contracts**.........................................   (1,622,506)         --   --      (1,622,506)
                                                             ------------  ----------   --    ------------
TOTAL....................................................... $377,024,329  $1,601,958   --    $378,626,287
                                                             ============  ==========   ==    ============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.................................. $5,406,696,334
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $5,406,696,334
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company.............................. $6,302,852,246
                                                             --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES........ $6,302,852,246
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                            VALUE+
                                                        ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.. $16,473,722,142
                                                        ---------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES... $16,473,722,142
                                                        ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (95.3%)
BRAZIL -- (7.5%)
    Ambev SA, ADR....................................................  15,156,098         $   65,625,904                0.3%
#   Banco Bradesco SA, ADR...........................................  10,092,312             92,546,500                0.4%
    Itau Unibanco Holding SA, ADR....................................   5,343,105             70,368,693                0.3%
    Lojas Renner SA..................................................   5,227,997             52,820,821                0.2%
    Petroleo Brasileiro SA...........................................   8,136,786             66,292,450                0.3%
    Petroleo Brasileiro SA, Sponsored ADR............................   4,065,689             60,253,511                0.2%
    Vale SA..........................................................  17,883,874            272,523,044                1.1%
    Other Securities.................................................                      1,254,860,631                4.8%
                                                                                          --------------               ----
TOTAL BRAZIL.........................................................                      1,935,291,554                7.6%
                                                                                          --------------               ----
CHILE -- (1.3%)
    Other Securities.................................................                        332,114,994                1.3%
                                                                                          --------------               ----
CHINA -- (16.6%)
#*  Alibaba Group Holding, Ltd., Sponsored ADR.......................   1,510,117            214,859,447                0.9%
*   Baidu, Inc., Sponsored ADR.......................................     342,705             65,134,512                0.3%
    China Construction Bank Corp., Class H........................... 226,157,302            179,466,394                0.7%
    China Mobile, Ltd................................................  10,600,500             99,304,192                0.4%
#   China Mobile, Ltd., Sponsored ADR................................   1,997,961             93,005,085                0.4%
    China Overseas Land & Investment, Ltd............................  18,498,033             58,154,820                0.2%
    China Petroleum & Chemical Corp., Class H........................  70,800,400             57,672,295                0.2%
    CNOOC, Ltd.......................................................  36,457,000             62,085,500                0.3%
    Industrial & Commercial Bank of China, Ltd., Class H............. 156,720,725            106,330,714                0.4%
    NetEase, Inc., ADR...............................................     269,776             56,072,942                0.2%
    Ping An Insurance Group Co. of China, Ltd., Class H..............  17,734,000            167,657,733                0.7%
    Tencent Holdings, Ltd............................................  10,586,900            362,699,361                1.4%
    Other Securities.................................................                      2,776,056,040               10.8%
                                                                                          --------------               ----
TOTAL CHINA..........................................................                      4,298,499,035               16.9%
                                                                                          --------------               ----
COLOMBIA -- (0.4%)
    Other Securities.................................................                         98,350,479                0.4%
                                                                                          --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Securities.................................................                         44,218,190                0.2%
                                                                                          --------------               ----
EGYPT -- (0.1%)
    Other Securities.................................................                         14,613,705                0.1%
                                                                                          --------------               ----
GREECE -- (0.2%)
    Other Securities.................................................                         55,004,941                0.2%
                                                                                          --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                            600,963                0.0%
                                                                                          --------------               ----
HUNGARY -- (0.4%)
    Other Securities.................................................                        105,198,058                0.4%
                                                                                          --------------               ----
INDIA -- (12.1%)
    HDFC Bank, Ltd...................................................   2,994,559             77,521,410                0.3%
    Housing Development Finance Corp., Ltd...........................   3,549,153             84,809,881                0.4%
    Infosys, Ltd.....................................................  12,734,298            117,601,185                0.5%
#   Infosys, Ltd., Sponsored ADR.....................................   7,416,008             70,229,596                0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED



                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
INDIA -- (Continued)
    Reliance Industries, Ltd.........................................   8,219,720         $  117,665,417                0.5%
    Tata Consultancy Services, Ltd...................................   3,896,968            101,973,604                0.4%
    Other Securities.................................................                      2,576,162,802               10.0%
                                                                                          --------------               ----
TOTAL INDIA..........................................................                      3,145,963,895               12.4%
                                                                                          --------------               ----
INDONESIA -- (2.6%)
    Bank Rakyat Indonesia Persero Tbk PT............................. 281,291,900             58,381,561                0.3%
    Other Securities.................................................                        610,894,158                2.3%
                                                                                          --------------               ----
TOTAL INDONESIA......................................................                        669,275,719                2.6%
                                                                                          --------------               ----
MALAYSIA -- (3.2%)
    Public Bank Bhd..................................................  11,077,811             65,164,389                0.3%
    Other Securities.................................................                        767,925,978                3.0%
                                                                                          --------------               ----
TOTAL MALAYSIA.......................................................                        833,090,367                3.3%
                                                                                          --------------               ----
MEXICO -- (3.2%)
    America Movil S.A.B. de C.V., Sponsored ADR,
    Class L..........................................................   4,015,002             57,775,878                0.2%
    Grupo Mexico S.A.B. de C.V.......................................  24,442,328             56,373,208                0.2%
    Other Securities.................................................                        706,705,284                2.8%
                                                                                          --------------               ----
TOTAL MEXICO.........................................................                        820,854,370                3.2%
                                                                                          --------------               ----
    PERU -- (0.1%)
    Other Securities.................................................                         39,581,616                0.2%
                                                                                          --------------               ----
PHILIPPINES -- (1.2%)
    Other Securities.................................................                        308,392,875                1.2%
                                                                                          --------------               ----
POLAND -- (1.4%)
    Other Securities.................................................                        377,080,393                1.5%
                                                                                          --------------               ----
RUSSIA -- (1.5%)
    Other Securities.................................................                        384,232,346                1.5%
                                                                                          --------------               ----
SINGAPORE -- (0.0%)
    Other Security...................................................                            270,935                0.0%
                                                                                          --------------               ----
SOUTH AFRICA -- (6.8%)
    Absa Group, Ltd..................................................   5,792,588             58,529,965                0.2%
    FirstRand, Ltd...................................................  23,983,632            104,752,384                0.4%
    MTN Group, Ltd...................................................  14,695,252             85,334,290                0.3%
    Naspers, Ltd., Class N...........................................     673,739            118,174,387                0.5%
    Sanlam, Ltd......................................................  12,023,228             60,540,785                0.3%
    Sasol, Ltd.......................................................   2,004,055             65,492,415                0.3%
    Standard Bank Group, Ltd.........................................   8,843,736             97,981,657                0.4%
    Other Securities.................................................                      1,180,028,721                4.6%
                                                                                          --------------               ----
TOTAL SOUTH AFRICA...................................................                      1,770,834,604                7.0%
                                                                                          --------------               ----
SOUTH KOREA -- (16.0%)
    LG Chem, Ltd.....................................................     230,246             70,357,555                0.3%
    Samsung Electronics Co., Ltd.....................................  25,385,277            950,317,896                3.8%
    SK Holdings Co., Ltd.............................................     257,689             59,334,459                0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED



                                                                                            PERCENTAGE
                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                               ---------- ------------------------------- ---------------
SOUTH KOREA -- (Continued)
#     SK Hynix, Inc...........................  3,141,984         $   189,227,083                0.8%
      Other Securities........................                      2,882,741,443               11.2%
                                                                  ---------------              -----
TOTAL SOUTH KOREA.............................                      4,151,978,436               16.4%
                                                                  ---------------              -----
TAIWAN -- (15.7%)
      Hon Hai Precision Industry Co., Ltd..... 44,249,403             112,638,996                0.5%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd................................... 41,147,652             308,911,148                1.2%
      Taiwan Semiconductor Manufacturing Co.,
        Ltd.,
      Sponsored ADR........................... 10,778,196             410,649,268                1.6%
      Uni-President Enterprises Corp.......... 26,452,734              64,117,522                0.3%
      Other Securities........................                      3,165,386,686               12.4%
                                                                  ---------------              -----
TOTAL TAIWAN..................................                      4,061,703,620               16.0%
                                                                  ---------------              -----
THAILAND -- (3.7%)
      PTT PCL................................. 72,022,800             110,804,308                0.5%
      Other Securities........................                        847,481,055                3.3%
                                                                  ---------------              -----
TOTAL THAILAND................................                        958,285,363                3.8%
                                                                  ---------------              -----
TURKEY -- (1.1%)
      Other Securities........................                        276,235,759                1.1%
                                                                  ---------------              -----
TOTAL COMMON STOCKS...........................                     24,681,672,217               97.3%
                                                                  ---------------              -----
PREFERRED STOCKS -- (1.9%)
BRAZIL -- (1.8%)
      Banco Bradesco SA.......................  6,072,964              55,972,770                0.2%
      Itau Unibanco Holding SA................ 11,379,145             150,590,593                0.6%
      Petroleo Brasileiro SA..................  9,824,562              72,915,330                0.3%
      Other Securities........................                        187,336,738                0.7%
                                                                  ---------------              -----
TOTAL BRAZIL..................................                        466,815,431                1.8%
                                                                  ---------------              -----
CHILE -- (0.0%)
      Other Securities........................                          9,028,101                0.0%
                                                                  ---------------              -----
COLOMBIA -- (0.1%)
      Other Securities........................                         16,712,534                0.1%
                                                                  ---------------              -----
SOUTH KOREA -- (0.0%)
      Other Security..........................                            155,594                0.0%
                                                                  ---------------              -----
TOTAL PREFERRED STOCKS........................                        492,711,660                1.9%
                                                                  ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities........................                            877,292                0.0%
                                                                  ---------------              -----
TOTAL INVESTMENT SECURITIES...................                     25,175,261,169
                                                                  ---------------

                                                                      VALUE+
                                                                      ------
SECURITIES LENDING COLLATERAL -- (2.8%)
@(S)  DFA Short Term Investment Fund.......... 63,414,247             733,702,839                2.9%
                                                                  ---------------              -----
TOTAL INVESTMENTS--(100.0%)
      (Cost $25,192,318,527)..................                    $25,908,964,008              102.1%
                                                                  ===============              =====

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2018, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)/ /.................    650     12/21/18  $ 33,568,522 $ 31,092,750  $(2,475,772)
S&P 500(R)/ /Emini Index..........................    710     12/21/18   102,043,966   96,244,050   (5,799,916)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $135,612,488 $127,336,800  $(8,275,688)
                                                                        ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security
Valuation Note):

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                                             -------------- -------------- ------- ---------------
Common Stocks
   Brazil................................................... $1,935,291,554             --   --    $ 1,935,291,554
   Chile....................................................    102,298,660 $  229,816,334   --        332,114,994
   China....................................................    761,784,656  3,536,714,379   --      4,298,499,035
   Colombia.................................................     98,350,479             --   --         98,350,479
   Czech Republic...........................................             --     44,218,190   --         44,218,190
   Egypt....................................................      1,267,910     13,345,795   --         14,613,705
   Greece...................................................             --     55,004,941   --         55,004,941
   Hong Kong................................................         16,227        584,736   --            600,963
   Hungary..................................................        245,477    104,952,581   --        105,198,058
   India....................................................    120,263,353  3,025,700,542   --      3,145,963,895
   Indonesia................................................     24,021,899    645,253,820   --        669,275,719
   Malaysia.................................................             --    833,090,367   --        833,090,367
   Mexico...................................................    820,783,993         70,377   --        820,854,370
   Peru.....................................................     39,579,917          1,699   --         39,581,616
   Philippines..............................................      6,505,893    301,886,982   --        308,392,875
   Poland...................................................             --    377,080,393   --        377,080,393
   Russia...................................................     95,022,479    289,209,867   --        384,232,346
   Singapore................................................             --        270,935   --            270,935
   South Africa.............................................    116,585,261  1,654,249,343   --      1,770,834,604
   South Korea..............................................     87,754,116  4,064,224,320   --      4,151,978,436
   Taiwan...................................................    437,228,782  3,624,474,838   --      4,061,703,620
   Thailand.................................................    958,054,200        231,163   --        958,285,363
   Turkey...................................................      1,504,279    274,731,480   --        276,235,759
Preferred Stocks
   Brazil...................................................    466,815,431             --   --        466,815,431
   Chile....................................................             --      9,028,101   --          9,028,101
   Colombia.................................................     16,712,534             --   --         16,712,534
   South Korea..............................................             --        155,594   --            155,594
Rights/Warrants
   Chile....................................................             --         52,006   --             52,006
   Indonesia................................................             --        392,117   --            392,117
   Malaysia.................................................             --        103,040   --            103,040
   South Korea..............................................             --        182,674   --            182,674
   Taiwan...................................................             --        131,886   --            131,886
   Thailand.................................................             --         15,569   --             15,569

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED


                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------------
                                   LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               --------------  --------------- ------- ---------------
Securities Lending Collateral.             --  $   733,702,839   --    $   733,702,839
Futures Contracts**...........   $ (8,275,688)              --   --         (8,275,688)
                               --------------  ---------------   --    ---------------
TOTAL......................... $6,081,811,412  $19,818,876,908   --    $25,900,688,320
                               ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                             ENHANCED U.S.
                                                                 LARGE      U.S. LARGE CAP
                                                                COMPANY         EQUITY     U.S. LARGE CAP   U.S. TARGETED
                                                              PORTFOLIO*      PORTFOLIO*   VALUE PORTFOLIO VALUE PORTFOLIO*
                                                             -------------- -------------- --------------- ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --             -- $   25,270,627               --
Investments at Value (including $2,218, $52,049, $0 and
  $2,351,990 of securities on loan, respectively)........... $      317,641 $    1,452,431             --   $   10,369,870
Temporary Cash Investments at Value & Cost..................             --          2,939             --          108,517
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $2,270, $40,425, $0 and
  $1,345,656)...............................................          2,270         40,426             --        1,345,682
Segregated Cash for Futures Contracts.......................             --             --             --            3,900
Cash........................................................          5,360             --             --               --
Receivables:
   Investment Securities Sold...............................          1,183            820             --          240,652
   Dividends and Interest...................................          2,328          1,314             --            4,372
   Securities Lending Income................................             --              6             --              291
   Fund Shares Sold.........................................            101          2,201         14,238            7,955
   Futures Margin Variation.................................          3,137             --             --              839
Unrealized Gain on Forward Currency Contracts...............            448             --             --               --
Prepaid Expenses and Other Assets...........................             15             24            123               77
                                                             -------------- -------------- --------------   --------------
       Total Assets.........................................        332,483      1,500,161     25,284,988       12,082,155
                                                             -------------- -------------- --------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................          2,270         40,429             --        1,345,766
   Investment Securities Purchased..........................          2,926          1,653             --          263,334
   Fund Shares Redeemed.....................................            145            545         12,177            5,743
   Due to Advisor...........................................             30            190          3,298            3,228
Accrued Expenses and Other Liabilities......................             49            126          1,177              922
                                                             -------------- -------------- --------------   --------------
       Total Liabilities....................................          5,420         42,943         16,652        1,618,993
                                                             -------------- -------------- --------------   --------------
NET ASSETS.................................................. $      327,063 $    1,457,218 $   25,268,336   $   10,463,162
                                                             ============== ============== ==============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
  $47,848 and shares outstanding of 0, 0, 0 and 2,040,767,
  respectively..............................................            N/A            N/A            N/A   $        23.45
                                                             ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A            N/A            N/A      200,000,000
                                                             ============== ============== ==============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
  $108,168 and shares outstanding of 0, 0, 0 and 4,637,645,
  respectively..............................................            N/A            N/A            N/A   $        23.32
                                                             ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A            N/A            N/A      200,000,000
                                                             ============== ============== ==============   ==============
Institutional Class Shares -- based on net assets of
  $327,063; $1,457,218; $25,268,336 and $10,307,146 and
  shares outstanding of 25,108,948, 87,013,242, 675,386,094
  and 439,438,485, respectively............................. $        13.03 $        16.75 $        37.41   $        23.46
                                                             ============== ============== ==============   ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,000,000,000  4,000,000,000    1,500,000,000
                                                             ============== ============== ==============   ==============
Investments at Cost......................................... $      322,672 $    1,143,446            N/A   $    8,905,005
                                                             ============== ============== ==============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      315,548 $    1,153,086 $   17,927,634   $    8,593,962
Total Distributable Earnings (Loss).........................         11,515        304,132      7,340,702        1,869,200
                                                             -------------- -------------- --------------   --------------
NET ASSETS.................................................. $      327,063 $    1,457,218 $   25,268,336   $   10,463,162
                                                             ============== ============== ==============   ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE     U.S. VECTOR
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                             ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,847,644, $2,570,265,
  $2,978,602 and $677,935 of securities on loan,
  respectively).............................................  $   14,525,166  $   23,478,789 $   24,470,723 $    4,568,642
Temporary Cash Investments at Value & Cost..................         185,684         167,633        225,634         67,909
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $1,667,131, $1,470,038,
  $1,747,135 and $376,151)..................................       1,667,171       1,470,055      1,747,162        376,160
Segregated Cash for Futures Contracts.......................           6,522           6,630          8,130          1,806
Receivables:
   Investment Securities Sold...............................         223,441          14,130         10,356             94
   Dividends and Interest...................................           5,000          18,184         19,581          2,840
   Securities Lending Income................................             397             463            533            146
   Fund Shares Sold.........................................           9,904          29,209         19,435          5,065
   Futures Margin Variation.................................           1,410           1,425          1,748            388
Prepaid Expenses and Other Assets...........................             116             222            211             46
                                                              --------------  -------------- -------------- --------------
       Total Assets.........................................      16,624,811      25,186,740     26,503,513      5,023,096
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................       1,667,197       1,470,152      1,747,190        376,194
   Investment Securities Purchased..........................         205,415          62,168         57,569         31,042
   Fund Shares Redeemed.....................................          11,680          19,467         14,926          3,473
   Due to Advisor...........................................           6,500           3,509          4,314          1,218
Accrued Expenses and Other Liabilities......................           1,404           1,718          1,864            400
                                                              --------------  -------------- -------------- --------------
       Total Liabilities....................................       1,892,196       1,557,014      1,825,863        412,327
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,732,615  $   23,629,726 $   24,677,650 $    4,610,769
                                                              ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $14,732,615; $23,629,726; $24,677,650 and $4,610,769 and
  shares outstanding of 404,819,552, 1,037,950,248,
  1,161,535,950 and 250,529,805, respectively...............  $        36.39  $        22.77 $        21.25 $        18.40
                                                              ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                              ==============  ============== ============== ==============
Investments at Cost.........................................  $   11,370,820  $   15,920,979 $   16,320,509 $    3,104,772
                                                              ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   10,819,613  $   15,883,815 $   16,215,104 $    3,036,938
Total Distributable Earnings (Loss).........................       3,913,002       7,745,911      8,462,546      1,573,831
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   14,732,615  $   23,629,726 $   24,677,650 $    4,610,769
                                                              ==============  ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                        U.S. HIGH      DFA REAL
                                                                                        RELATIVE        ESTATE       LARGE CAP
                                                        U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY   SECURITIES   INTERNATIONAL
                                                          PORTFOLIO*     PORTFOLIO*    PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                        -------------- -------------- ------------- -------------- --------------
ASSETS:
Investments at Value (including $4,209,306,
  $1,468,097, $15,705, $495,428 and $217,253 of
  securities on loan, respectively).................... $   17,280,115 $    6,375,051 $    719,417  $    8,556,902 $    4,520,654
Temporary Cash Investments at Value & Cost.............         97,267         56,048        3,361          12,245             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $2,515,586,
  $958,059, $9,440, $359,448 and $206,361).............      2,515,622        958,074        9,440         359,453        206,350
Segregated Cash for Futures Contracts..................          3,888          2,508           --             660          1,462
Foreign Currencies at Value............................             --             --           --              --         12,407
Cash...................................................             --             --           --              --         34,040
Receivables:
   Investment Securities Sold..........................        124,968        273,908          596           4,515             --
   Dividends and Interest..............................          4,433          2,187          818           6,061         16,044
   Securities Lending Income...........................            959            330            4              52            160
   Fund Shares Sold....................................         11,285          5,544        2,243           4,156         13,010
   Futures Margin Variation............................            840            549           --             142            293
Prepaid Expenses and Other Assets......................             79             51           66              63             34
                                                        -------------- -------------- ------------  -------------- --------------
       Total Assets....................................     20,039,456      7,674,250      735,945       8,944,249      4,804,454
                                                        -------------- -------------- ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................      2,515,956        958,101        9,444         359,545        206,330
   Investment Securities Purchased.....................        187,998        229,839        3,154              --          4,162
   Fund Shares Redeemed................................         25,291          4,496          439           5,130          5,319
   Due to Advisor......................................          5,341          2,862           84           1,157            800
Accrued Expenses and Other Liabilities.................          1,419            636           96             759            437
                                                        -------------- -------------- ------------  -------------- --------------
       Total Liabilities...............................      2,736,005      1,195,934       13,217         366,591        217,048
                                                        -------------- -------------- ------------  -------------- --------------
NET ASSETS............................................. $   17,303,451 $    6,478,316 $    722,728  $    8,577,658 $    4,587,406
                                                        ============== ============== ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
Institutional Class Shares -- based on net assets of
  $17,303,451; $6,478,316; $722,728; $8,577,658 and
  $4,587,406 and shares outstanding of 494,096,241,
  296,101,862, 60,997,039, 251,284,798 and
  215,521,725, respectively............................ $        35.02 $        21.88 $      11.85  $        34.14 $        21.29
                                                        ============== ============== ============  ============== ==============
NUMBER OF SHARES AUTHORIZED............................  2,000,000,000  3,000,000,000  500,000,000   1,700,000,000  1,500,000,000
Investments at Cost.................................... $   13,519,219 $    4,211,786 $    709,861  $    6,464,987 $    4,171,457
                                                        ============== ============== ============  ============== ==============
Foreign Currencies at Cost............................. $           -- $           -- $         --  $           -- $       12,566
                                                        ============== ============== ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $   13,006,657 $    4,066,883 $    714,797  $    6,585,450 $    4,254,160
Total Distributable Earnings (Loss)....................      4,296,794      2,411,433        7,931       1,992,208        333,246
                                                        -------------- -------------- ------------  -------------- --------------
NET ASSETS............................................. $   17,303,451 $    6,478,316 $    722,728  $    8,577,658 $    4,587,406
                                                        ============== ============== ============  ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       INTERNATIONAL
                                                        INTERNATIONAL      SMALL      GLOBAL SMALL JAPANESE SMALL
                                                         CORE EQUITY      COMPANY        COMPANY       COMPANY
                                                         PORTFOLIO*      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                        -------------- -------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value             -- $   12,556,610 $     31,323  $      623,019
Investments at Value (including $1,947,721, $0, $0, $0
  and $0 of securities on loan, respectively).......... $   26,889,884             --           --              --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $1,604,423,
  $0, $0, $0 and $0)...................................      1,604,446             --           --              --
Segregated Cash for Futures Contracts..................          7,560          4,860           --              --
Foreign Currencies at Value............................         41,963             --           --              --
Cash...................................................        209,613         92,276           32              --
Receivables:
   Investment Securities Sold..........................         14,139             --           --              --
   Dividends, Interest and Tax Reclaims................         90,720             --           --              --
   Securities Lending Income...........................          3,069             --           --              --
   Fund Shares Sold....................................         36,243         15,268           17               5
   From Advisor........................................             --             --            2              --
   Futures Margin Variation............................          1,625          1,126           --              --
Unrealized Gain on Foreign Currency Contracts..........             50             --           --              --
Prepaid Expenses and Other Assets......................            308             79           14              10
                                                        -------------- -------------- ------------  --------------
       Total Assets....................................     28,899,620     12,670,219       31,388         623,034
                                                        -------------- -------------- ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................      1,604,473             --           --              --
   Investment Securities Purchased.....................         68,174             --           --              --
   Fund Shares Redeemed................................         43,744          8,833           --             135
   Due to Advisor......................................          6,152          4,469           --             221
Unrealized Loss on Foreign Currency Contracts..........             41             --           --              --
Accrued Expenses and Other Liabilities.................          2,447            713            8              28
                                                        -------------- -------------- ------------  --------------
       Total Liabilities...............................      1,725,031         14,015            8             384
                                                        -------------- -------------- ------------  --------------
NET ASSETS............................................. $   27,174,589 $   12,656,204 $     31,380  $      622,650
                                                        ============== ============== ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
Institutional Class Shares -- based on net assets of
  $27,174,589; $12,656,204; $31,380; $622,650 and
  $346,335 and shares outstanding of 2,148,798,743,
  685,566,284, 2,925,782, 24,226,668 and 16,623,474,
  respectively......................................... $        12.65 $        18.46 $      10.73  $        25.70
                                                        ============== ============== ============  ==============
NUMBER OF SHARES AUTHORIZED............................  7,000,000,000  3,000,000,000  100,000,000   1,000,000,000
                                                        ============== ============== ============  ==============
Investments in Affiliated Investment Companies at Cost. $           --            N/A $     32,385             N/A
                                                        ============== ============== ============  ==============
Investments at Cost.................................... $   25,608,068            N/A          N/A             N/A
                                                        ============== ============== ============  ==============
Foreign Currencies at Cost............................. $       42,151 $           -- $         --  $           --
                                                        ============== ============== ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $   26,082,688 $   11,430,392 $     32,617  $      528,647
Total Distributable Earnings (Loss)....................      1,091,901      1,225,812       (1,237)         94,003
                                                        -------------- -------------- ------------  --------------
NET ASSETS............................................. $   27,174,589 $   12,656,204 $     31,380  $      622,650
                                                        ============== ============== ============  ==============

                                                         ASIA PACIFIC
                                                            SMALL
                                                           COMPANY
                                                          PORTFOLIO
                                                        --------------
ASSETS:
Investments in Affiliated Investment Companies at Value $      346,493
Investments at Value (including $1,947,721, $0, $0, $0
  and $0 of securities on loan, respectively)..........             --
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $1,604,423,
  $0, $0, $0 and $0)...................................             --
Segregated Cash for Futures Contracts..................             --
Foreign Currencies at Value............................             --
Cash...................................................             --
Receivables:
   Investment Securities Sold..........................             --
   Dividends, Interest and Tax Reclaims................             --
   Securities Lending Income...........................             --
   Fund Shares Sold....................................              2
   From Advisor........................................             --
   Futures Margin Variation............................             --
Unrealized Gain on Foreign Currency Contracts..........             --
Prepaid Expenses and Other Assets......................             10
                                                        --------------
       Total Assets....................................        346,505
                                                        --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned....................             --
   Investment Securities Purchased.....................             --
   Fund Shares Redeemed................................             25
   Due to Advisor......................................            122
Unrealized Loss on Foreign Currency Contracts..........             --
Accrued Expenses and Other Liabilities.................             23
                                                        --------------
       Total Liabilities...............................            170
                                                        --------------
NET ASSETS............................................. $      346,335
                                                        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
Institutional Class Shares -- based on net assets of
  $27,174,589; $12,656,204; $31,380; $622,650 and
  $346,335 and shares outstanding of 2,148,798,743,
  685,566,284, 2,925,782, 24,226,668 and 16,623,474,
  respectively......................................... $        20.83
                                                        ==============
NUMBER OF SHARES AUTHORIZED............................  1,000,000,000
                                                        ==============
Investments in Affiliated Investment Companies at Cost.            N/A
                                                        ==============
Investments at Cost....................................            N/A
                                                        ==============
Foreign Currencies at Cost............................. $           --
                                                        ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................ $      382,722
Total Distributable Earnings (Loss)....................        (36,387)
                                                        --------------
NET ASSETS............................................. $      346,335
                                                        ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                      DFA
                                                                UNITED       CONTINENTAL    INTERNATIONAL   DFA GLOBAL
                                                             KINGDOM SMALL      SMALL        REAL ESTATE    REAL ESTATE
                                                                COMPANY        COMPANY       SECURITIES     SECURITIES
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO*     PORTFOLIO*
                                                             -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $       36,361 $      646,483             --  $    3,939,448
Investments at Value (including $0, $0, $250,309, $85,952
  and $1,187,138 of securities on loan, respectively).......             --             -- $    5,366,724       3,536,061
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $214,316, $89,028 and
  $948,086).................................................             --             --        214,317          89,035
Segregated Cash for Futures Contracts.......................             --             --          1,722              --
Foreign Currencies at Value.................................             --             --         29,330              --
Cash........................................................             --             --         17,998           1,693
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................             --             --          4,459              --
   Dividends and Interest...................................             --             --         23,811           2,451
   Securities Lending Income................................             --             --            301              16
   Fund Shares Sold.........................................             --             23          1,865           4,670
   Futures Margin Variation.................................             --             --            370              --
Unrealized Gain on Foreign Currency Contracts...............             --             --             --              --
Prepaid Expenses and Other Assets...........................              8             10             23              63
                                                             -------------- -------------- --------------  --------------
       Total Assets.........................................         36,369        646,516      5,660,920       7,573,437
                                                             -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --             --        214,340          89,065
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................             --             --             77              --
   Fund Shares Redeemed.....................................             --            600          2,410           7,602
   Due to Advisor...........................................             11            227          1,178             408
Unrealized Loss on Foreign Currency Contracts...............             --             --             --              --
Accrued Expenses and Other Liabilities......................              7             38            408             438
                                                             -------------- -------------- --------------  --------------
       Total Liabilities....................................             18            865        218,413          97,513
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       36,351 $      645,651 $    5,442,507  $    7,475,924
                                                             ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $36,351; $645,651; $5,442,507; $7,475,924 and $13,787,695
  and shares outstanding of 1,348,732, 26,498,693,
  1,122,707,205, 697,878,969 and 716,729,711, respectively.. $        26.95 $        24.37 $         4.85  $        10.71
                                                             ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                             ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at Cost......            N/A            N/A $           --  $    3,483,483
                                                             ============== ============== ==============  ==============
Investments at Cost.........................................            N/A            N/A $    5,386,352  $    3,439,740
                                                             ============== ============== ==============  ==============
Foreign Currencies at Cost.................................. $           -- $           -- $       29,468  $           --
                                                             ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $       32,447 $      613,661 $    5,991,554  $    6,823,080
Total Distributable Earnings (Loss).........................          3,904         31,990       (549,047)        652,844
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       36,351 $      645,651 $    5,442,507  $    7,475,924
                                                             ============== ============== ==============  ==============

                                                                   DFA
                                                              INTERNATIONAL
                                                                SMALL CAP
                                                             VALUE PORTFOLIO*
                                                             ----------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....              --
Investments at Value (including $0, $0, $250,309, $85,952
  and $1,187,138 of securities on loan, respectively).......  $   13,542,654
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0, $214,316, $89,028 and
  $948,086).................................................         948,096
Segregated Cash for Futures Contracts.......................           4,260
Foreign Currencies at Value.................................         138,226
Cash........................................................          12,464
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................          69,428
   Dividends and Interest...................................          53,663
   Securities Lending Income................................           2,168
   Fund Shares Sold.........................................          14,851
   Futures Margin Variation.................................           1,306
Unrealized Gain on Foreign Currency Contracts...............               8
Prepaid Expenses and Other Assets...........................              98
                                                              --------------
       Total Assets.........................................      14,787,222
                                                              --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................         948,108
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................          28,169
   Fund Shares Redeemed.....................................          13,941
   Due to Advisor...........................................           7,999
Unrealized Loss on Foreign Currency Contracts...............               5
Accrued Expenses and Other Liabilities......................           1,305
                                                              --------------
       Total Liabilities....................................         999,527
                                                              --------------
NET ASSETS..................................................  $   13,787,695
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $36,351; $645,651; $5,442,507; $7,475,924 and $13,787,695
  and shares outstanding of 1,348,732, 26,498,693,
  1,122,707,205, 697,878,969 and 716,729,711, respectively..  $        19.24
                                                              ==============
NUMBER OF SHARES AUTHORIZED.................................   4,600,000,000
                                                              ==============
Investments in Affiliated Investment Companies at Cost......  $           --
                                                              ==============
Investments at Cost.........................................  $   12,818,985
                                                              ==============
Foreign Currencies at Cost..................................  $      139,223
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   12,654,920
Total Distributable Earnings (Loss).........................       1,132,775
                                                              --------------
NET ASSETS..................................................  $   13,787,695
                                                              ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                            INTERNATIONAL
                                                             INTERNATIONAL  HIGH RELATIVE                 WORLD EX U.S.
                                                             VECTOR EQUITY  PROFITABILITY  WORLD EX U.S.  TARGETED VALUE
                                                              PORTFOLIO*     PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO*
                                                             -------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --           --  $      240,245              --
Investments at Value (including $202,165, $13,865, $0 and
  $8,169 of securities on loan, respectively)............... $    2,427,889 $    264,737              --  $      459,030
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $166,425, $12,685, $0 and $4,659)        166,426       12,685              --           4,659
Foreign Currencies at Value.................................          1,750           47              --           2,951
Cash........................................................         20,200        1,664              --               5
Receivables:
   Investment Securities Sold...............................            324          556              --             866
   Dividends, Interest and Tax Reclaims.....................          8,659          680              --           1,370
   Securities Lending Income................................            357            4              --              32
   Fund Shares Sold.........................................          5,562        1,032             519           2,301
Unrealized Gain on Foreign Currency Contracts...............              8            1              --               3
Prepaid Expenses and Other Assets...........................             33           18              17              31
                                                             -------------- ------------  --------------  --------------
       Total Assets.........................................      2,631,208      281,424         240,781         471,248
                                                             -------------- ------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        166,426       12,685              --           4,659
   Investment Securities Purchased..........................         16,065        1,451              --           3,847
   Fund Shares Redeemed.....................................          6,298          349              16           2,151
   Due to Advisor...........................................            959           19              69             237
   Line of Credit...........................................             --           --              15             126
Unrealized Loss on Foreign Currency Contracts...............              7           --              --               3
Accrued Expenses and Other Liabilities......................            236           52              13              70
                                                             -------------- ------------  --------------  --------------
       Total Liabilities....................................        189,991       14,556             113          11,093
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,441,217 $    266,868  $      240,668  $      460,155
                                                             ============== ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $2,441,217; $266,868; $240,668 and $460,155 and shares
  outstanding of 207,967,168, 27,487,241, 21,561,655 and
  36,761,052, respectively.................................. $        11.74 $       9.71  $        11.16  $        12.52
                                                             ============== ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000  500,000,000   1,000,000,000   1,000,000,000
                                                             ============== ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           -- $         --  $      233,128  $           --
                                                             ============== ============  ==============  ==============
Investments at Cost......................................... $    2,277,269 $    288,453             N/A  $      478,019
                                                             ============== ============  ==============  ==============
Foreign Currencies at Cost.................................. $        1,752 $         47  $           --  $        2,954
                                                             ============== ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,211,833 $    291,615  $      229,249  $      466,719
Total Distributable Earnings (Loss).........................        229,384      (24,747)         11,419          (6,564)
                                                             -------------- ------------  --------------  --------------
NET ASSETS.................................................. $    2,441,217 $    266,868  $      240,668  $      460,155
                                                             ============== ============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             SELECTIVELY
                                                              WORLD EX U.S.    WORLD CORE   HEDGED GLOBAL    EMERGING
                                                               CORE EQUITY       EQUITY        EQUITY         MARKETS
                                                               PORTFOLIO*      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                             --------------  -------------- -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --  $      741,137 $      378,647 $    5,406,696
Investments at Value (including $183,664, $0, $0 and $0 of
  securities on loan, respectively)......................... $    3,105,318              --             --             --
Temporary Cash Investments at Value & Cost..................             --             521             --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $130,310, $0, $0 and $0).........        130,312              --             --             --
Segregated Cash for Futures Contracts.......................          2,160              --          1,068             --
Foreign Currencies at Value.................................          4,134              --             --             --
Cash........................................................         56,476              --         21,678             --
Receivables:
   Investment Securities Sold...............................            237              --             --             --
   Dividends, Interest and Tax Reclaims.....................          8,841               1             --             --
   Securities Lending Income................................            354              --             --             --
   Fund Shares Sold.........................................         12,269             468             68         13,301
   Futures Margin Variation.................................            465              --            230             --
Unrealized Gain on Forward Currency Contracts...............             --              --          1,613             --
Unrealized Gain on Foreign Currency Contracts...............              2              --             --             --
Prepaid Expenses and Other Assets...........................             31              12             16             31
                                                             --------------  -------------- -------------- --------------
       Total Assets.........................................      3,320,599         742,139        403,320      5,420,028
                                                             --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................        130,319              --             --             --
   Investment Securities Purchased..........................            165             265             --             --
   Fund Shares Redeemed.....................................         59,069             279             79         24,088
   Due to Advisor...........................................            933              39             18          1,492
Unrealized Loss on Forward Currency Contracts...............             --              --             11             --
Accrued Expenses and Other Liabilities......................            322              44             17            260
                                                             --------------  -------------- -------------- --------------
       Total Liabilities....................................        190,808             627            125         25,840
                                                             --------------  -------------- -------------- --------------
NET ASSETS.................................................. $    3,129,791  $      741,512 $      403,195 $    5,394,188
                                                             ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
  $3,129,791; $741,512; $403,195 and $5,394,188 and shares
  outstanding of 293,846,191, 48,142,081, 25,663,746 and
  211,869,105, respectively.                                 $        10.65  $        15.40 $        15.71 $        25.46
                                                             ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   1,000,000,000  1,000,000,000  1,500,000,000
                                                             ==============  ============== ============== ==============
Investments in Affiliated Investment Companies at Cost...... $           --  $      688,206 $      327,991            N/A
                                                             ==============  ============== ============== ==============
Investments at Cost......................................... $    3,142,866  $           -- $           --            N/A
                                                             ==============  ============== ============== ==============
Foreign Currencies at Cost.................................. $        4,144  $           -- $           -- $           --
                                                             ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    3,147,864  $      689,501 $      340,895 $    4,299,746
Total Distributable Earnings (Loss).........................        (18,073)         52,011         62,300      1,094,442
                                                             --------------  -------------- -------------- --------------
NET ASSETS.................................................. $    3,129,791  $      741,512 $      403,195 $    5,394,188
                                                             ==============  ============== ============== ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                EMERGING
                                                                EMERGING        EMERGING      MARKETS CORE
                                                              MARKETS SMALL   MARKETS VALUE      EQUITY
                                                              CAP PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                             --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value..... $    6,302,852  $   16,473,722              --
Investments at Value (including $0, $0 and $1,582,637 of
  securities on loan, respectively).........................             --              --  $   25,175,261
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $0 and $733,669).............             --              --         733,703
Segregated Cash for Futures Contracts.......................             --              --           5,950
Foreign Currencies at Value.................................             --              --         125,080
Cash........................................................             --              --          20,677
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold...................................................             --              --          18,510
   Dividends and Interest...................................             --              --          26,095
   Securities Lending Income................................             --              --           5,489
   Fund Shares Sold.........................................          7,956           8,639          45,905
   Futures Margin Variation.................................             --              --           1,273
Prepaid Expenses and Other Assets...........................             54              98             186
                                                             --------------  --------------  --------------
       Total Assets.........................................      6,310,862      16,482,459      26,158,129
                                                             --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --              --         733,740
   Investment Securities/Affiliated Investment Companies
     Purchased..............................................             --              --             664
   Fund Shares Redeemed.....................................          3,656          19,334          38,039
   Due to Advisor...........................................          2,482           5,753          10,411
Accrued Expenses and Other Liabilities......................            318             812           2,516
                                                             --------------  --------------  --------------
       Total Liabilities....................................          6,456          25,899         785,370
                                                             --------------  --------------  --------------
NET ASSETS.................................................. $    6,304,406  $   16,456,560  $   25,372,759
                                                             ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $25,150 and
  $0 and shares outstanding of 0, 943,939 and 0,
  respectively..............................................            N/A  $        26.64             N/A
                                                             ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................            N/A     200,000,000             N/A
                                                             ==============  ==============  ==============
Institutional Class Shares -- based on net assets of
  $6,304,406; $16,431,410 and $25,372,759 and shares
  outstanding of 336,783,190, 612,785,704 and
  1,339,249,387, respectively............................... $        18.72  $        26.81  $        18.95
                                                             ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   3,000,000,000   5,000,000,000
                                                             ==============  ==============  ==============
Investments at Cost.........................................            N/A             N/A  $   24,458,649
                                                             ==============  ==============  ==============
Foreign Currencies at Cost.................................. $           --  $           --  $      125,773
                                                             ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    6,620,965  $   17,284,916  $   25,419,661
Total Distributable Earnings (Loss).........................       (316,559)       (828,356)        (46,902)
                                                             --------------  --------------  --------------
NET ASSETS.................................................. $    6,304,406  $   16,456,560  $   25,372,759
                                                             ==============  ==============  ==============

--------
* See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

          FOR THE YEAR ENDED OCTOBER 31, 2018 (AMOUNTS IN THOUSANDS)

                                                                    ENHANCED U.S. U.S. LARGE CAP
                                                                    LARGE COMPANY     EQUITY      U.S. LARGE CAP
                                                                     PORTFOLIO#     PORTFOLIO#   VALUE PORTFOLIO*
                                                                    ------------- -------------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $0, respectively).........................................         --            --       $   567,863
   Interest........................................................         --            --             3,657
   Income from Securities Lending..................................         --            --             2,184
                                                                      --------       -------       -----------
   Expenses Allocated from Affiliated Investment Companies.........         --            --           (27,812)
                                                                      --------       -------       -----------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................         --            --           545,892
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2, $0
     and $111, respectively).......................................         --       $25,417                --
   Interest........................................................   $  7,296            --                --
   Income from Securities Lending..................................         19           183                --
                                                                      --------       -------       -----------
          Total Fund Investment Income.............................      7,315        25,600                --
                                                                      --------       -------       -----------
FUND EXPENSES
   Investment Management Fees......................................        701         2,118            63,844
   Accounting & Transfer Agent Fees................................         30           104             1,024
   S&P 500(R) Fees.................................................          8            --                --
   Custodian Fees..................................................          8            21                --
   Shareholder Servicing Fees......................................
       Class R1 Shares.............................................         --            --                --
       Class R2 Shares.............................................         --            --                --
   Filing Fees.....................................................         33            67               573
   Shareholders' Reports...........................................         16            31               593
   Directors'/Trustees' Fees & Expenses............................          2             5               102
   Professional Fees...............................................          6            20                88
   Other...........................................................          9            42               121
                                                                      --------       -------       -----------
          Total Fund Expenses......................................        813         2,408            66,345
                                                                      --------       -------       -----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................       (287)           --           (25,540)
                                                                      --------       -------       -----------
   Net Expenses....................................................        526         2,408            40,805
                                                                      --------       -------       -----------
   NET INVESTMENT INCOME (LOSS)....................................      6,789        23,192           505,087
                                                                      --------       -------       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................     (2,528)        4,178                --
       Affiliated Investment Companies Shares Sold.................         (1)           (5)               --
       Transactions Allocated from Affiliated Investment
         Company**.................................................         --            --         1,280,400
       Futures.....................................................     51,936            21                --
       Foreign Currency Transactions...............................        (33)           --                --
       Forward Currency Contracts..................................      2,456            --                --
       In-kind redemptions.........................................         --            --                --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................     (3,976)       54,720                --
       Affiliated Investment Companies Shares......................         --             2                --
       Transactions Allocated from Affiliated Investment
         Company...................................................         --            --        (1,151,639)
       Futures.....................................................    (34,076)           --                --
       Translation of Foreign Currency Denominated Amounts.........          3            --                --
       Forward Currency Contracts..................................       (448)           --                --
                                                                      --------       -------       -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     13,333        58,916           128,761
                                                                      --------       -------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $ 20,122       $82,108       $   633,848
                                                                      ========       =======       ===========

                                                                     U.S. TARGETED
                                                                    VALUE PORTFOLIO#
                                                                    ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $0, respectively).........................................           --
   Interest........................................................           --
   Income from Securities Lending..................................           --
                                                                       ---------
   Expenses Allocated from Affiliated Investment Companies.........           --
                                                                       ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................           --
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $2, $0
     and $111, respectively).......................................    $ 166,033
   Interest........................................................           --
   Income from Securities Lending..................................        9,237
                                                                       ---------
          Total Fund Investment Income.............................      175,270
                                                                       ---------
FUND EXPENSES
   Investment Management Fees......................................       39,213
   Accounting & Transfer Agent Fees................................          690
   S&P 500(R) Fees.................................................           --
   Custodian Fees..................................................          141
   Shareholder Servicing Fees......................................
       Class R1 Shares.............................................           56
       Class R2 Shares.............................................          400
   Filing Fees.....................................................          232
   Shareholders' Reports...........................................          402
   Directors'/Trustees' Fees & Expenses............................           45
   Professional Fees...............................................          157
   Other...........................................................          271
                                                                       ---------
          Total Fund Expenses......................................       41,607
                                                                       ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................           --
                                                                       ---------
   Net Expenses....................................................       41,607
                                                                       ---------
   NET INVESTMENT INCOME (LOSS)....................................      133,663
                                                                       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................      450,081
       Affiliated Investment Companies Shares Sold.................         (120)
       Transactions Allocated from Affiliated Investment
         Company**.................................................           --
       Futures.....................................................       10,338
       Foreign Currency Transactions...............................          (10)
       Forward Currency Contracts..................................           --
       In-kind redemptions.........................................       16,160
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................     (761,255)
       Affiliated Investment Companies Shares......................            2
       Transactions Allocated from Affiliated Investment
         Company...................................................           --
       Futures.....................................................       (3,019)
       Translation of Foreign Currency Denominated Amounts.........           --
       Forward Currency Contracts..................................           --
                                                                       ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (287,823)
                                                                       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................    $(154,160)
                                                                       =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                              U.S. CORE   U.S. CORE  U.S. VECTOR
                                                              U.S. SMALL CAP   EQUITY 1    EQUITY 2    EQUITY
                                                             VALUE PORTFOLIO# PORTFOLIO#  PORTFOLIO# PORTFOLIO#
                                                             ---------------- ----------  ---------- -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $153, $57,
     $66 and $21, respectively).............................   $   228,215    $  392,852   $421,753   $  78,544
   Income from Securities Lending...........................        10,449         9,350     11,056       3,143
                                                               -----------    ----------   --------   ---------
          Total Investment Income...........................       238,664       402,202    432,809      81,687
                                                               -----------    ----------   --------   ---------
EXPENSES
   Investment Management Fees...............................        78,440        39,324     49,564      14,700
   Accounting & Transfer Agent Fees.........................         1,155         1,375      1,559         350
   Custodian Fees...........................................           176           248        270          62
   Filing Fees..............................................           299           569        574          92
   Shareholders' Reports....................................           518           369        411         132
   Directors'/Trustees' Fees & Expenses.....................            62            89         96          21
   Professional Fees........................................           220           318        344          71
   Other....................................................           377           545        584         125
                                                               -----------    ----------   --------   ---------
          Total Expenses....................................        81,247        42,837     53,402      15,553
                                                               -----------    ----------   --------   ---------
   Net Expenses.............................................        81,247        42,837     53,402      15,553
                                                               -----------    ----------   --------   ---------
   NET INVESTMENT INCOME (LOSS).............................       157,417       359,365    379,407      66,134
                                                               -----------    ----------   --------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.........................       833,947       159,334    287,280     112,491
       Affiliated Investment Companies Shares Sold..........          (150)         (157)      (115)        (52)
       Futures..............................................         8,130        22,597     26,827       1,014
       Foreign Currency Transactions........................            (5)           (2)        (4)         --
Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...........    (1,207,909)      582,991    218,021    (137,731)
       Affiliated Investment Companies Shares...............           (29)            1        (15)        (17)
       Futures..............................................        (7,825)      (12,157)   (16,600)        631
                                                               -----------    ----------   --------   ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)..................      (373,841)      752,607    515,394     (23,664)
                                                               -----------    ----------   --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $  (216,424)   $1,111,972   $894,801   $  42,470
                                                               ===========    ==========   ========   =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                U.S. HIGH    DFA REAL
                                                                                                RELATIVE      ESTATE
                                                                U.S. SMALL CAP U.S. MICRO CAP PROFITABILITY SECURITIES
                                                                  PORTFOLIO#     PORTFOLIO#    PORTFOLIO#   PORTFOLIO#
                                                                -------------- -------------- ------------- ----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $86, $9, $0,
     $0 and $13,673, respectively).............................   $ 237,793      $  78,029       $ 7,503    $ 414,188
   Income from Securities Lending..............................      19,160          6,800            57        1,196
                                                                  ---------      ---------       -------    ---------
          Total Investment Income..............................     256,953         84,829         7,560      415,384
                                                                  ---------      ---------       -------    ---------
FUND EXPENSES
   Investment Management Fees..................................      63,276         33,637           826       14,581
   Accounting & Transfer Agent Fees............................       1,197            578            46          573
   Custodian Fees..............................................         212             89             6           87
   Filing Fees.................................................         313            145           177          223
   Shareholders' Reports.......................................         456            170            17          336
   Directors'/Trustees' Fees & Expenses........................          70             26             1           35
   Professional Fees...........................................         253             94             3          124
   Organizational & Offering Costs.............................          --             --            20           --
   Other.......................................................         432            162            10          203
                                                                  ---------      ---------       -------    ---------
          Total Fund Expenses..................................      66,209         34,901         1,106       16,162
                                                                  ---------      ---------       -------    ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...............................................
   Recovered by Advisor (Note C)...............................          --             --           (74)        (724)
   Fees Paid Indirectly (Note C)...............................          --             --            --           --
                                                                  ---------      ---------       -------    ---------
   Net Expenses................................................      66,209         34,901         1,032       15,438
                                                                  ---------      ---------       -------    ---------
   NET INVESTMENT INCOME (LOSS)................................     190,744         49,928         6,528      399,946
                                                                  ---------      ---------       -------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................................
       Investment Securities Sold**............................     630,926        264,588        (2,077)     (46,559)
       Affiliated Investment Companies Shares Sold.............        (358)           (61)           (3)         (37)
       Futures.................................................      14,477          7,709            59        8,922
       Foreign Currency Transactions...........................          (6)            (3)           --           --
       In-kind redemptions.....................................          --             --            --       80,654
   Change in Unrealized Appreciation (Depreciation) of:........
       Investment Securities and Foreign Currency..............    (714,753)      (242,170)           35     (196,570)
       Affiliated Investment Companies Shares..................         (18)            (7)            1           (2)
       Futures.................................................      (5,817)        (3,647)           --       (2,811)
       Translation of Foreign Currency Denominated Amounts.....          --             --            --           --
                                                                  ---------      ---------       -------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................     (75,549)        26,409        (1,985)    (156,403)
                                                                  ---------      ---------       -------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $ 115,195      $  76,337       $ 4,543    $ 243,543
                                                                  =========      =========       =======    =========

                                                                  LARGE CAP
                                                                INTERNATIONAL
                                                                 PORTFOLIO#
                                                                -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $86, $9, $0,
     $0 and $13,673, respectively).............................   $ 143,592
   Income from Securities Lending..............................       3,032
                                                                  ---------
          Total Investment Income..............................     146,624
                                                                  ---------
FUND EXPENSES
   Investment Management Fees..................................       9,778
   Accounting & Transfer Agent Fees............................         423
   Custodian Fees..............................................         403
   Filing Fees.................................................         104
   Shareholders' Reports.......................................         175
   Directors'/Trustees' Fees & Expenses........................          20
   Professional Fees...........................................          84
   Organizational & Offering Costs.............................          --
   Other.......................................................         164
                                                                  ---------
          Total Fund Expenses..................................      11,151
                                                                  ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...............................................
   Recovered by Advisor (Note C)...............................          40
   Fees Paid Indirectly (Note C)...............................        (391)
                                                                  ---------
   Net Expenses................................................      10,800
                                                                  ---------
   NET INVESTMENT INCOME (LOSS)................................     135,824
                                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:................................
       Investment Securities Sold**............................       9,278
       Affiliated Investment Companies Shares Sold.............         (31)
       Futures.................................................       5,207
       Foreign Currency Transactions...........................      (1,098)
       In-kind redemptions.....................................          --
   Change in Unrealized Appreciation (Depreciation) of:........
       Investment Securities and Foreign Currency..............    (492,554)
       Affiliated Investment Companies Shares..................          35
       Futures.................................................      (3,535)
       Translation of Foreign Currency Denominated Amounts.....        (201)
                                                                  ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................    (482,899)
                                                                  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................   $(347,075)
                                                                  =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                  INTERNATIONAL
                                                                    INTERNATIONAL     SMALL     GLOBAL SMALL JAPANESE SMALL
                                                                     CORE EQUITY     COMPANY      COMPANY       COMPANY
                                                                     PORTFOLIO#    PORTFOLIO*    PORTFOLIO*    PORTFOLIO*
                                                                    ------------- ------------- ------------ --------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $29,969,
     $30, $1,272 and $214, respectively)...........................           --   $   337,718    $   299      $  11,478
   Income from Securities Lending..................................           --        41,042         49          2,312
   Expenses Allocated from Affiliated Investment Companies.........           --       (16,192)       (18)          (821)
                                                                     -----------   -----------    -------      ---------
Income Distributions Received from Affiliated Investment
  Companies........................................................           --            --        133             --
                                                                     -----------   -----------    -------      ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................           --       362,568        463         12,969
                                                                     -----------   -----------    -------      ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $74,389, $0,
     $0, $0 and $0, respectively)..................................  $   796,167            --         --             --
   Income from Securities Lending..................................       39,593            --         --             --
                                                                     -----------   -----------    -------      ---------
          Total Fund Investment Income.............................      835,760            --         --             --
                                                                     -----------   -----------    -------      ---------
FUND EXPENSES
   Investment Management Fees......................................       76,163        56,043        114          3,408
   Accounting & Transfer Agent Fees................................        1,885           347          6             10
   Custodian Fees..................................................        2,633             4          5             --
   Filing Fees.....................................................        1,084           266         24             27
   Shareholders' Reports...........................................          660           473          5             11
   Directors'/Trustees' Fees & Expenses............................          108            57         --              3
   Professional Fees...............................................          471            84         --              2
   Organizational & Offering Costs.................................           --            --          7             --
   Other...........................................................          916            95          3              4
                                                                     -----------   -----------    -------      ---------
          Total Fund Expenses......................................       83,920        57,369        164          3,465
                                                                     -----------   -----------    -------      ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................          743            --       (104)          (682)
   Fees Paid Indirectly (Note C)...................................       (2,570)           --         --             --
                                                                     -----------   -----------    -------      ---------
   Net Expenses....................................................       82,093        57,369         60          2,783
                                                                     -----------   -----------    -------      ---------
   NET INVESTMENT INCOME (LOSS)....................................      753,667       305,199        403         10,186
                                                                     -----------   -----------    -------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................           --            --        333             --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................       37,602            --         --             --
       Affiliated Investment Companies Shares Sold.................          (83)           --        (93)            --
       Transactions Allocated from Affiliated Investment
         Company**.................................................           --       549,889       (602)        36,946
       Futures.....................................................       42,294        17,382         15             --
       Foreign Currency Transactions...............................       (6,317)           --         --             --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................   (3,538,139)           --         --             --
       Affiliated Investment Companies Shares......................          (17)           --       (772)            --
       Transactions Allocated from Affiliated Investment
         Company...................................................           --    (2,214,609)    (1,701)      (101,251)
       Futures.....................................................      (17,544)       (9,491)        --             --
       Translation of Foreign Currency Denominated Amounts.........         (811)           --         --             --
                                                                     -----------   -----------    -------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (3,483,015)   (1,656,829)    (2,820)       (64,305)
                                                                     -----------   -----------    -------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................  $(2,729,348)  $(1,351,630)   $(2,417)     $ (54,119)
                                                                     ===========   ===========    =======      =========

                                                                    ASIA PACIFIC
                                                                       SMALL
                                                                      COMPANY
                                                                     PORTFOLIO*
                                                                    ------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $29,969,
     $30, $1,272 and $214, respectively)...........................   $ 13,494
   Income from Securities Lending..................................      1,445
   Expenses Allocated from Affiliated Investment Companies.........       (452)
                                                                      --------
Income Distributions Received from Affiliated Investment
  Companies........................................................         --
                                                                      --------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................     14,487
                                                                      --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $74,389, $0,
     $0, $0 and $0, respectively)..................................         --
   Income from Securities Lending..................................         --
                                                                      --------
          Total Fund Investment Income.............................         --
                                                                      --------
FUND EXPENSES
   Investment Management Fees......................................      1,818
   Accounting & Transfer Agent Fees................................          9
   Custodian Fees..................................................         --
   Filing Fees.....................................................         30
   Shareholders' Reports...........................................          8
   Directors'/Trustees' Fees & Expenses............................          1
   Professional Fees...............................................          1
   Organizational & Offering Costs.................................         --
   Other...........................................................          3
                                                                      --------
          Total Fund Expenses......................................      1,870
                                                                      --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................       (364)
   Fees Paid Indirectly (Note C)...................................         --
                                                                      --------
   Net Expenses....................................................      1,506
                                                                      --------
   NET INVESTMENT INCOME (LOSS)....................................     12,981
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................         --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................         --
       Affiliated Investment Companies Shares Sold.................         --
       Transactions Allocated from Affiliated Investment
         Company**.................................................    (13,453)
       Futures.....................................................         --
       Foreign Currency Transactions...............................         --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................         --
       Affiliated Investment Companies Shares......................         --
       Transactions Allocated from Affiliated Investment
         Company...................................................    (33,087)
       Futures.....................................................         --
       Translation of Foreign Currency Denominated Amounts.........         --
                                                                      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (46,540)
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $(33,559)
                                                                      ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)


                                                                       UNITED     CONTINENTAL
                                                                    KINGDOM SMALL    SMALL
                                                                       COMPANY      COMPANY
                                                                     PORTFOLIO*   PORTFOLIO*
                                                                    ------------- -----------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $2, $2,630,
     $0, $0 and $0, respectively)..................................    $ 1,397     $  17,159
   Income from Securities Lending..................................         20         2,272
   Expenses Allocated from Affiliated Investment Companies.........        (47)         (836)
                                                                       -------     ---------
Income Distributions Received from Affiliated Investment
  Companies........................................................         --            --
                                                                       -------     ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................      1,370        18,595
                                                                       -------     ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0,
     $31,621, $0 and $35,855, respectively)........................         --            --
   Income from Securities Lending..................................         --            --
                                                                       -------     ---------
          Total Fund Investment Income.............................         --            --
                                                                       -------     ---------
FUND EXPENSES
   Investment Management Fees......................................        213         3,607
   Accounting & Transfer Agent Fees................................          5            13
   Custodian Fees..................................................         --            --
   Filing Fees.....................................................         18            78
   Shareholders' Reports...........................................                      514
   Directors'/Trustees' Fees & Expenses............................         --             3
   Professional Fees...............................................                       14
   Other...........................................................                       18
                                                                       -------     ---------
          Total Fund Expenses......................................        243         3,727
                                                                       -------     ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................        (43)         (722)
   Fees Paid Indirectly (Note C)...................................         --            --
                                                                       -------     ---------
   Net Expenses....................................................        200         3,005
                                                                       -------     ---------
   NET INVESTMENT INCOME (LOSS)....................................      1,170        15,590
                                                                       -------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................         --            --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................         --            --
       Affiliated Investment Companies Shares Sold.................         --            --
       Transactions Allocated from Affiliated Investment
         Company**.................................................      2,228        19,862
       Futures.....................................................         --            --
       Foreign Currency Transactions...............................         --            --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................         --            --
       Affiliated Investment Companies Shares......................         --            --
       Transactions Allocated from Affiliated Investment
         Company...................................................     (7,070)     (119,115)
       Futures.....................................................         --            --
       Translation of Foreign Currency Denominated Amounts.........         --            --
                                                                       -------     ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................     (4,842)      (99,253)
                                                                       -------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................    $(3,672)    $ (83,663)
                                                                       =======     =========

                                                                         DFA
                                                                    INTERNATIONAL DFA GLOBAL       DFA
                                                                      REAL ESTATE REAL ESTATE INTERNATIONAL
                                                                     SECURITIES   SECURITIES    SMALL CAP
                                                                     PORTFOLIO#   PORTFOLIO# VALUE PORTFOLIO#
                                                                    ------------- ---------- ----------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $2, $2,630,
     $0, $0 and $0, respectively)..................................          --          --             --
   Income from Securities Lending..................................          --          --             --
   Expenses Allocated from Affiliated Investment Companies.........          --          --             --
                                                                      ---------   ---------    -----------
Income Distributions Received from Affiliated Investment
  Companies........................................................          --   $ 178,050             --
                                                                      ---------   ---------    -----------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................          --     178,050             --
                                                                      ---------   ---------    -----------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0,
     $31,621, $0 and $35,855, respectively)........................   $ 256,929     148,544    $   410,879
   Income from Securities Lending..................................       4,234         529         29,094
                                                                      ---------   ---------    -----------
          Total Fund Investment Income.............................     261,163     149,073        439,973
                                                                      ---------   ---------    -----------
FUND EXPENSES
   Investment Management Fees......................................      14,397      14,467        103,208
   Accounting & Transfer Agent Fees................................         403         379          1,183
   Custodian Fees..................................................         497          19          1,862
   Filing Fees.....................................................         146         259            304
   Shareholders' Reports...........................................         151         372            464
   Directors'/Trustees' Fees & Expenses............................          24          29             68
   Professional Fees...............................................         105          58            288
   Other...........................................................         181          61            553
                                                                      ---------   ---------    -----------
          Total Fund Expenses......................................      15,904      15,644        107,930
                                                                      ---------   ---------    -----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees...................................................
   Recovered by Advisor (Note C)...................................          --      (8,006)            --
   Fees Paid Indirectly (Note C)...................................        (488)         --         (1,844)
                                                                      ---------   ---------    -----------
   Net Expenses....................................................      15,416       7,638        106,086
                                                                      ---------   ---------    -----------
   NET INVESTMENT INCOME (LOSS)....................................     245,747     319,485        333,887
                                                                      ---------   ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................          --       5,030             --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................     (55,861)    (30,218)       489,396
       Affiliated Investment Companies Shares Sold.................         (50)     13,679            (64)
       Transactions Allocated from Affiliated Investment
         Company**.................................................          --          --             --
       Futures.....................................................       6,053          --         19,832
       Foreign Currency Transactions...............................       3,300          --        (11,795)
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................    (212,037)     (6,013)    (2,949,087)
       Affiliated Investment Companies Shares......................           6    (177,027)           (36)
       Transactions Allocated from Affiliated Investment
         Company...................................................          --          --             --
       Futures.....................................................      (1,430)         --         (7,629)
       Translation of Foreign Currency Denominated Amounts.........        (239)         --           (512)
                                                                      ---------   ---------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (260,258)   (194,549)    (2,459,895)
                                                                      ---------   ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $ (14,511)  $ 124,936    $(2,126,008)
                                                                      =========   =========    ===========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                  INTERNATIONAL
                                                                    INTERNATIONAL HIGH RELATIVE                  WORLD EX U.S.
                                                                    VECTOR EQUITY PROFITABILITY  WORLD EX U.S.   TARGETED VALUE
                                                                     PORTFOLIO#    PORTFOLIO#   VALUE PORTFOLIO*   PORTFOLIO#
                                                                    ------------- ------------- ---------------- --------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $755
     and $0, respectively).........................................          --           --        $  7,081              --
   Income from Securities Lending..................................          --           --             200              --
   Expenses Allocated from Affiliated Investment Companies.........          --           --            (420)             --
                                                                      ---------     --------        --------        --------
Income Distributions Received from Affiliated Investment
  Companies........................................................          --           --             595              --
                                                                      ---------     --------        --------        --------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................          --           --           7,456              --
                                                                      ---------     --------        --------        --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $6,717,
     $463, $0 and $1,249, respectively)............................   $  71,315     $  4,933              --        $ 13,326
   Income from Securities Lending..................................       4,552           75              --             401
                                                                      ---------     --------        --------        --------
          Total Fund Investment Income.............................      75,867        5,008              --          13,727
                                                                      ---------     --------        --------        --------
FUND EXPENSES
   Investment Management Fees......................................      11,845          458           1,170           2,917
   Accounting & Transfer Agent Fees................................         224           29              10              44
   Custodian Fees..................................................         309           40              --             209
   Filing Fees.....................................................          95           83              28              52
   Shareholders' Reports...........................................         101           15               8              19
   Directors'/Trustees' Fees & Expenses............................          10           --               1               2
   Professional Fees...............................................          50            2               5              35
   Organizational & Offering Costs.................................          19           --              --              --
   Other...........................................................          98            6               1              23
                                                                      ---------     --------        --------        --------
          Total Fund Expenses......................................      12,732          652           1,223           3,301
                                                                      ---------     --------        --------        --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................          --          (10)           (543)             --
   Fees Paid Indirectly (Note C)...................................         (97)         (41)             --             (27)
                                                                      ---------     --------        --------        --------
   Net Expenses....................................................      12,635          601             680           3,274
                                                                      ---------     --------        --------        --------
   NET INVESTMENT INCOME (LOSS)....................................      63,232        4,407           6,776          10,453
                                                                      ---------     --------        --------        --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................          --           --             772              --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................      81,370       (1,478)             --          14,758
       Affiliated Investment Companies Shares Sold.................          (4)          --            (152)             (1)
       Transactions Allocated from Affiliated Investment
         Company**.................................................          --           --           4,866              --
       Futures.....................................................         (84)         167              --              22
       Foreign Currency Transactions...............................        (430)          35              --            (268)
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................    (401,480)     (27,436)             --         (98,264)
       Affiliated Investment Companies Shares......................          (6)          --          (4,644)             --
       Transactions Allocated from Affiliated Investment
         Company...................................................          --           --         (30,618)             --
       Translation of Foreign Currency Denominated Amounts.........         (65)          (7)             --              (8)
                                                                      ---------     --------        --------        --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (320,699)     (28,719)        (29,776)        (83,761)
                                                                      ---------     --------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $(257,467)    $(24,312)       $(23,000)       $(73,308)
                                                                      =========     ========        ========        ========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                            SELECTIVELY
                                                                    WORLDEXU.S. WORLD CORE HEDGED GLOBAL  EMERGING
                                                                    CORE EQUITY   EQUITY      EQUITY      MARKETS
                                                                    PORTFOLIO#  PORTFOLIO    PORTFOLIO   PORTFOLIO*
                                                                    ----------- ---------- ------------- ----------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
     and $18,748, respectively)....................................         --         --          --    $ 150,383
   Interest........................................................         --         --          --           55
   Income from Securities Lending..................................         --         --          --        5,599
   Expenses Allocated from Affiliated Investment Companies.........         --         --          --       (8,147)
                                                                     ---------   --------    --------    ---------
Income Distributions Received from Affiliated Investment
  Companies........................................................         --   $ 14,135    $  8,077           --
                                                                     ---------   --------    --------    ---------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................         --     14,135       8,077      147,890
                                                                     ---------   --------    --------    ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $8,971, $0,
     $0 and $0, respectively)......................................  $  89,282         --          --           --
   Income from Securities Lending..................................      4,633         --          --           --
                                                                     ---------   --------    --------    ---------
          Total Fund Investment Income.............................     93,915         --          --           --
                                                                     ---------   --------    --------    ---------
FUND EXPENSES
   Investment Management Fees......................................     10,222      2,153       1,260       25,843
   Accounting & Transfer Agent Fees................................        248         16          17          109
   Custodian Fees..................................................        585          1           2           --
   Filing Fees.....................................................        175         67          35           84
   Shareholders' Reports...........................................        108         13          13          212
   Directors'/Trustees' Fees & Expenses............................         12          3           1           26
   Professional Fees...............................................         79          6           3           24
   Other...........................................................        112          8           2           33
                                                                     ---------   --------    --------    ---------
          Total Fund Expenses......................................     11,541      2,267       1,333       26,331
                                                                     ---------   --------    --------    ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor..............................
   (Note C)........................................................        917     (1,685)     (1,098)      (6,154)
   Fees Paid Indirectly (Note C)...................................       (244)        --          --           --
                                                                     ---------   --------    --------    ---------
   Net Expenses....................................................     12,214        582         235       20,177
                                                                     ---------   --------    --------    ---------
   NET INVESTMENT INCOME (LOSS)....................................     81,701     13,553       7,842      127,713
                                                                     ---------   --------    --------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from Investment
     Securities....................................................         --      1,843       1,607           --
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold**................................     21,093         --           1           --
       Affiliated Investment Companies Shares Sold.................         (7)     1,952       2,046           --
       Transactions Allocated from Affiliated Investment
         Company**.................................................         --         --          --       76,077
       Futures.....................................................      1,743        145       3,877           --
       Foreign Currency Transactions...............................       (951)        --          --           --
       Forward Currency Contracts..................................         --         --       4,871           --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................   (472,935)        --          13           --
       Affiliated Investment Companies Shares......................         (1)   (39,888)    (27,187)          --
       Transactions Allocated from Affiliated Investment
         Company...................................................         --         --          --     (937,174)
       Futures.....................................................         --         --      (2,628)          --
       Translation of Foreign Currency Denominated Amounts.........        (79)        --          --           --
       Forward Currency Contracts..................................         --         --         178           --
                                                                     ---------   --------    --------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (451,137)   (35,948)    (17,222)    (861,097)
                                                                     ---------   --------    --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................  $(369,436)  $(22,395)   $ (9,380)   $(733,384)
                                                                     =========   ========    ========    =========

--------
** Net of foreign capital gain taxes withheld of $1, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                  EMERGING
                                                                       EMERGING      EMERGING   MARKETS CORE
                                                                    MARKETS SMALL MARKETS VALUE    EQUITY
                                                                    CAP PORTFOLIO*  PORTFOLIO*   PORTFOLIO#
                                                                    -------------- -----------  ------------
INVESTMENT INCOME
Net Investment Income Received from Affiliated Investment
  Companies
   Dividends (Net of Foreign Taxes Withheld of $22,185,
     $71,492 and $0, respectively).................................  $   169,316   $   529,291           --
   Interest........................................................           15           135           --
   Income from Securities Lending..................................       55,191        26,692           --
                                                                     -----------   -----------  -----------
   Expenses Allocated from Affiliated Investment Companies.........      (17,877)      (25,738)          --
                                                                     -----------   -----------  -----------
          Total Net Investment Income Received from
            Affiliated Investment Companies........................      206,645       530,380           --
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0 and
     $96,155, respectively)........................................           --            --  $   713,096
   Income from Securities Lending..................................           --            --       73,321
                                                                     -----------   -----------  -----------
          Total Fund Investment Income.............................           --            --      786,417
                                                                     -----------   -----------  -----------
FUND EXPENSES
   Investment Management Fees......................................       48,514        95,399      134,053
   Accounting & Transfer Agent Fees................................          216           205        1,905
   Custodian Fees..................................................           --            --        8,364
   Shareholder Servicing Fees Class R2 Shares......................         --74                         --
   Filing Fees.....................................................          146           128          720
   Shareholders' Reports...........................................          180           362          777
   Directors'/Trustees' Fees & Expenses............................           31            81          115
   Professional Fees...............................................           30            77          598
   Other...........................................................           37            98          903
                                                                     -----------   -----------  -----------
          Total Fund Expenses......................................       49,154        96,424      147,435
                                                                     -----------   -----------  -----------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................      (14,930)           --        1,257
   Fees Waived, (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C) Class R2
     Shares........................................................           --           (29)          --
       Institutional Class Shares..................................           --       (19,054)          --
   Fees Paid Indirectly (Note C)...................................           --            --       (2,940)
                                                                     -----------   -----------  -----------
   Net Expenses....................................................       34,224        77,341      145,752
                                                                     -----------   -----------  -----------
   NET INVESTMENT INCOME (LOSS)....................................      172,421       453,039      640,665
                                                                     -----------   -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................           --            --       31,925
       Affiliated Investment Companies Shares Sold.................           --            --          (73)
       Transactions Allocated from Affiliated Investment
         Company**.................................................      185,571       304,582           --
       Futures.....................................................           --            --       23,201
       Foreign Currency Transactions...............................           --            --       (8,571)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................           --            --   (4,701,470)
       Affiliated Investment Companies Shares......................           --            --          (27)
       Transactions Allocated from Affiliated Investment
         Company...................................................   (1,598,746)   (2,444,307)          --
       Futures.....................................................           --            --      (14,163)
       Translation of Foreign Currency Denominated Amounts.........           --            --         (112)
                                                                     -----------   -----------  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................   (1,413,175)   (2,139,725)  (4,669,290)
                                                                     -----------   -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................  $(1,240,754)  $(1,686,686) $(4,028,625)
                                                                     ===========   ===========  ===========

--------
** Net of foreign capital gain taxes withheld of $0, $144 and $5, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    ENHANCED U.S. LARGE   U.S. LARGE CAP EQUITY
                                                                     COMPANY PORTFOLIO          PORTFOLIO
                                                                    -------------------  ----------------------
                                                                      YEAR       YEAR       YEAR        YEAR
                                                                      ENDED      ENDED      ENDED       ENDED
                                                                     OCT 31,    OCT 31,    OCT 31,     OCT 31,
                                                                      2018       2017       2018        2017
                                                                    ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   6,789  $  3,676  $   23,192  $   18,142
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold/*,** /...........................    (2,528)     (319)      4,178         273
       Affiliated Investment Companies Shares Sold.................        (1)        1          (5)         --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................        --        --          --          --
       Futures.....................................................    51,936    39,159          21           9
       Foreign Currency Transactions...............................       (33)      (11)         --          --
       Forward Currency Contracts..................................     2,456      (132)         --          --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................    (3,976)   (1,062)     54,720     200,016
       Affiliated Investment Companies Shares......................        --        (1)          2          (7)
       Transactions Allocated from Affiliated Investment
         Company...................................................        --        --          --          --
       Futures.....................................................   (34,076)   14,290          --          --
       Translation of Foreign Currency Denominated Amounts.........                3(9)          --          --
       Forward Currency Contracts..................................      (448)      896          --          --
                                                                    ---------  --------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    20,122    56,488      82,108     218,433
                                                                    ---------  --------  ----------  ----------
   Distributions:/^ /
       Institutional Class Shares..................................   (55,242)   (9,312)    (22,158)    (18,564)
                                                                    ---------  --------  ----------  ----------
          Total Distributions......................................   (55,242)   (9,312)    (22,158)    (18,564)
                                                                    ---------  --------  ----------  ----------
   Capital Share Transactions (1):
       Shares Issued...............................................   104,340   101,630     400,167     343,508
       Shares Issued in Lieu of Cash Distributions.................    55,182     8,734      20,444      17,598
       Shares Redeemed.............................................  (119,686)  (73,606)   (236,226)   (199,415)
                                                                    ---------  --------  ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    39,836    36,758     184,385     161,691
                                                                    ---------  --------  ----------  ----------
          Total Increase (Decrease) in Net Assets..................     4,716    83,934     244,335     361,560
NET ASSETS
   Beginning of Year...............................................   322,347   238,413   1,212,883     851,323
                                                                    ---------  --------  ----------  ----------
   End of Year..................................................... $ 327,063  $322,347  $1,457,218  $1,212,883
                                                                    =========  ========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     7,678     7,516      23,452      23,434
   Shares Issued in Lieu of Cash Distributions.....................     4,245       681       1,202       1,194
   Shares Redeemed.................................................    (8,983)   (5,541)    (13,769)    (13,683)
                                                                    ---------  --------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     2,940     2,656      10,885      10,945
                                                                    =========  ========  ==========  ==========

                                                                      U.S. LARGE CAP VALUE
                                                                            PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   505,087  $   427,035
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold/*,** /...........................          --    1,154,160
       Affiliated Investment Companies Shares Sold.................          --           --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................   1,280,400           --
       Futures.....................................................          --       18,720
       Foreign Currency Transactions...............................          --           --
       Forward Currency Contracts..................................          --           --
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................          --    2,764,575
       Affiliated Investment Companies Shares......................          --           --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (1,151,639)          --
       Futures.....................................................          --       10,896
       Translation of Foreign Currency Denominated Amounts.........          --           --
       Forward Currency Contracts..................................          --           --
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     633,848    4,375,386
                                                                    -----------  -----------
   Distributions:/^ /
       Institutional Class Shares..................................  (1,599,355)    (849,873)
                                                                    -----------  -----------
          Total Distributions......................................  (1,599,355)    (849,873)
                                                                    -----------  -----------
   Capital Share Transactions (1):
       Shares Issued...............................................   5,451,856    5,277,113
       Shares Issued in Lieu of Cash Distributions.................   1,507,556      793,913
       Shares Redeemed.............................................  (4,458,440)  (3,536,921)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   2,500,972    2,534,105
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................   1,535,465    6,059,618
NET ASSETS
   Beginning of Year...............................................  23,732,871   17,673,253
                                                                    -----------  -----------
   End of Year..................................................... $25,268,336  $23,732,871
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     139,106      144,495
   Shares Issued in Lieu of Cash Distributions.....................      39,063       22,018
   Shares Redeemed.................................................    (113,759)     (97,162)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      64,410       69,351
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $ 0 and $ 0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $ 0 and $ 0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                                            PORTFOLIO                 PORTFOLIO
                                                                    ------------------------  ------------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   133,663  $   109,197  $   157,417  $   118,233
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     450,081      454,563      833,947      690,721
       Affiliated Investment Companies Shares Sold.................        (120)          (1)        (150)          22
       Futures.....................................................      10,338       17,659        8,130       26,310
       Foreign Currency Transactions...............................         (10)           6           (5)          --
       In-Kind Redemptions.........................................      16,160           --           --       79,386
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (761,255)   1,335,548   (1,207,909)   2,156,333
       Affiliated Investment Companies Shares......................           2         (188)         (29)        (216)
       Futures.....................................................      (3,019)       2,939       (7,825)       9,284
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (154,160)   1,919,723     (216,424)   3,080,073
                                                                    -----------  -----------  -----------  -----------
Distributions:/^ /
   Class R1 Shares.................................................      (2,923)      (1,891)          --           --
   Class R2 Shares.................................................      (7,940)      (7,083)          --           --
   Institutional Class Shares......................................    (575,420)    (394,532)    (834,889)    (647,124)
                                                                    -----------  -----------  -----------  -----------
          Total Distributions......................................    (586,283)    (403,506)    (834,889)    (647,124)
                                                                    -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,212,541    3,081,447    2,623,124    2,978,426
   Shares Issued in Lieu of Cash Distributions.....................     552,460      373,214      765,814      585,631
   Shares Redeemed.................................................  (2,301,827)  (2,298,736)  (2,770,877)  (3,444,324)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     463,174    1,155,925      618,061      119,733
                                                                    -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................    (277,269)   2,672,142     (433,252)   2,552,682
NET ASSETS
   Beginning of Year...............................................  10,740,431    8,068,289   15,165,867   12,613,185
                                                                    -----------  -----------  -----------  -----------
   End of Year..................................................... $10,463,162  $10,740,431  $14,732,615  $15,165,867
                                                                    ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      87,535      128,009       67,506       80,463
   Shares Issued in Lieu of Cash Distributions.....................      22,442       15,383       20,311       15,504
   Shares Redeemed.................................................     (90,819)     (95,985)     (71,140)     (92,936)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      19,158       47,407       16,677        3,031
                                                                    ===========  ===========  ===========  ===========

                                                                       U.S. CORE EQUITY 1
                                                                            PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   359,365  $   299,067
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     159,334       96,159
       Affiliated Investment Companies Shares Sold.................        (157)         (35)
       Futures.....................................................      22,597       15,613
       Foreign Currency Transactions...............................          (2)           3
       In-Kind Redemptions.........................................          --           --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     582,991    3,505,095
       Affiliated Investment Companies Shares......................           1         (188)
       Futures.....................................................     (12,157)      10,034
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   1,111,972    3,925,748
                                                                    -----------  -----------
Distributions:/^ /
   Class R1 Shares.................................................          --           --
   Class R2 Shares.................................................          --           --
   Institutional Class Shares......................................    (460,863)    (382,049)
                                                                    -----------  -----------
          Total Distributions......................................    (460,863)    (382,049)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   5,010,981    4,637,048
   Shares Issued in Lieu of Cash Distributions.....................     450,061      368,386
   Shares Redeemed.................................................  (3,245,167)  (2,746,550)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   2,215,875    2,258,884
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................   2,866,984    5,802,583
NET ASSETS
   Beginning of Year...............................................  20,762,742   14,960,159
                                                                    -----------  -----------
   End of Year..................................................... $23,629,726  $20,762,742
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     213,759      229,289
   Shares Issued in Lieu of Cash Distributions.....................      19,536       18,264
   Shares Redeemed.................................................    (138,602)    (135,531)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      94,693      112,022
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO
                                                                    ---------------------------  ---------------------------
                                                                       YEAR           YEAR          YEAR           YEAR
                                                                       ENDED          ENDED         ENDED          ENDED
                                                                      OCT 31,        OCT 31,       OCT 31,        OCT 31,
                                                                       2018           2017          2018           2017
                                                                     -----------   -----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   379,407    $   320,409   $   66,134     $   59,721
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     287,280        192,862      112,491        167,995
       Affiliated Investment Companies Shares Sold.................        (115)            31          (52)             5
       Futures.....................................................      26,827         19,381        1,014          5,443
       Foreign Currency Transactions...............................          (4)             5           --              2
       In-Kind Redemptions.........................................          --             --           --             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................     218,021      3,702,303     (137,731)       706,848
       Affiliated Investment Companies Shares......................         (15)          (261)         (17)           (57)
       Futures.....................................................     (16,600)        11,212          631            835
                                                                     -----------   -----------    ----------     ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     894,801      4,245,942       42,470        940,792
                                                                     -----------   -----------    ----------     ----------
Distributions:/^ /
       Institutional Class Shares..................................    (577,402)      (445,016)    (226,006)      (157,934)
                                                                     -----------   -----------    ----------     ----------
          Total Distributions......................................    (577,402)      (445,016)    (226,006)      (157,934)
                                                                     -----------   -----------    ----------     ----------
Capital Share Transactions (1):
   Shares Issued...................................................   4,612,048      4,120,340      801,656        873,587
   Shares Issued in Lieu of Cash Distributions.....................     567,939        439,092      223,582        155,990
   Shares Redeemed.................................................  (3,335,154)    (2,695,986)    (954,936)      (911,079)
                                                                     -----------   -----------    ----------     ----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................   1,844,833      1,863,446       70,302        118,498
                                                                     -----------   -----------    ----------     ----------
          Total Increase (Decrease) in Net Assets..................   2,162,232      5,664,372     (113,234)       901,356
NET ASSETS
   Beginning of Year...............................................  22,515,418     16,851,046    4,724,003      3,822,647
                                                                     -----------   -----------    ----------     ----------
   End of Year..................................................... $24,677,650    $22,515,418   $4,610,769     $4,724,003
                                                                     ===========   ===========    ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     209,626        212,849       41,129         48,648
   Shares Issued in Lieu of Cash Distributions.....................      26,310         22,777       11,712          8,720
   Shares Redeemed.................................................    (151,440)      (139,061)     (48,909)       (50,704)
                                                                     -----------   -----------    ----------     ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      84,496         96,565        3,932          6,664
                                                                     ===========   ===========    ==========     ==========

                                                                    U.S. SMALL CAP PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   190,744  $   160,232
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     630,926      610,335
       Affiliated Investment Companies Shares Sold.................        (358)        (107)
       Futures.....................................................      14,477       18,310
       Foreign Currency Transactions...............................          (6)          15
       In-Kind Redemptions.........................................          --      125,200
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (714,753)   2,387,599
       Affiliated Investment Companies Shares......................         (18)        (345)
       Futures.....................................................      (5,817)      10,124
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     115,195    3,311,363
                                                                    -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................    (828,617)    (511,582)
                                                                    -----------  -----------
          Total Distributions......................................    (828,617)    (511,582)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   3,281,164    3,737,913
   Shares Issued in Lieu of Cash Distributions.....................     786,942      484,150
   Shares Redeemed.................................................  (2,983,020)  (3,067,256)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................   1,085,086    1,154,807
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................     371,664    3,954,588
NET ASSETS
   Beginning of Year...............................................  16,931,787   12,977,199
                                                                    -----------  -----------
   End of Year..................................................... $17,303,451  $16,931,787
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      88,622      109,356
   Shares Issued in Lieu of Cash Distributions.....................      21,913       14,119
   Shares Redeemed.................................................     (80,602)     (89,947)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      29,933       33,528
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                             U.S. HIGH RELATIVE
                                                                    U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO
                                                                    -----------------------  ----------------------
                                                                                                          PERIOD
                                                                                                          MAY 16,
                                                                       YEAR        YEAR        YEAR       2017(A)
                                                                       ENDED       ENDED       ENDED        TO
                                                                      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                       2018        2017        2018        2017
                                                                    ----------  -----------   --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   49,928  $    43,746  $  6,528    $    672
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................    264,588      283,405    (2,077)         43
       Affiliated Investment Companies Shares Sold.................        (61)          12        (3)         (1)
       Futures.....................................................      7,709        9,052        59        (394)
       Foreign Currency Transactions...............................         (3)          --        --          --
       In-Kind Redemptions.........................................         --           --        --          --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (242,170)   1,119,931        35       9,520
       Affiliated Investment Companies Shares......................         (7)        (105)        1          (1)
       Futures.....................................................     (3,647)       2,595        --          --
                                                                    ----------  -----------   --------    --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     76,337    1,458,636     4,543       9,839
                                                                    ----------  -----------   --------    --------
Distributions:/^ /
       Institutional Class Shares..................................   (328,523)    (299,796)   (5,717)       (541)
                                                                    ----------  -----------   --------    --------
          Total Distributions......................................   (328,523)    (299,796)   (5,717)       (541)
                                                                    ----------  -----------   --------    --------
Capital Share Transactions (1):
   Shares Issued...................................................    990,936      757,322   637,379     134,388
   Shares Issued in Lieu of Cash Distributions.....................    302,813      276,724     5,712         541
   Shares Redeemed.................................................   (869,977)  (1,014,479)  (60,262)     (3,154)
                                                                    ----------  -----------   --------    --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    423,772       19,567   582,829     131,775
                                                                    ----------  -----------   --------    --------
          Total Increase (Decrease) in Net Assets..................    171,586    1,178,407   581,655     141,073
NET ASSETS
   Beginning of Year...............................................  6,306,730    5,128,323   141,073          --
                                                                    ----------  -----------   --------    --------
   End of Year..................................................... $6,478,316  $ 6,306,730  $722,728    $141,073
                                                                    ==========  ===========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     43,334       36,173    52,575      13,154
   Shares Issued in Lieu of Cash Distributions.....................     13,706       13,144       468          52
   Shares Redeemed.................................................    (38,021)     (48,215)   (4,950)       (302)
                                                                    ----------  -----------   --------    --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     19,019        1,102    48,093      12,904
                                                                    ==========  ===========   ========    ========

                                                                    DFA REAL ESTATE SECURITIES
                                                                            PORTFOLIO
                                                                    ------------------------


                                                                       YEAR          YEAR
                                                                       ENDED         ENDED
                                                                      OCT 31,       OCT 31,
                                                                       2018          2017
                                                                    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   399,946   $   190,490
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (46,559)       47,672
       Affiliated Investment Companies Shares Sold.................         (37)          (67)
       Futures.....................................................       8,922         8,131
       Foreign Currency Transactions...............................          --            --
       In-Kind Redemptions.........................................      80,654            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (196,570)      183,941
       Affiliated Investment Companies Shares......................          (2)          (61)
       Futures.....................................................      (2,811)        3,862
                                                                    -----------   -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     243,543       433,968
                                                                    -----------   -----------
Distributions:/^ /
       Institutional Class Shares..................................    (439,618)     (283,862)
                                                                    -----------   -----------
          Total Distributions......................................    (439,618)     (283,862)
                                                                    -----------   -----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,859,208     1,766,337
   Shares Issued in Lieu of Cash Distributions.....................     351,943       217,675
   Shares Redeemed.................................................  (1,718,594)   (1,113,122)
                                                                    -----------   -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     492,557       870,890
                                                                    -----------   -----------
          Total Increase (Decrease) in Net Assets..................     296,482     1,020,996
NET ASSETS
   Beginning of Year...............................................   8,281,176     7,260,180
                                                                    -----------   -----------
   End of Year..................................................... $ 8,577,658   $ 8,281,176
                                                                    ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      54,826        50,891
   Shares Issued in Lieu of Cash Distributions.....................      10,160         6,384
   Shares Redeemed.................................................     (50,388)      (32,116)
                                                                    -----------   -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      14,598        25,159
                                                                    ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    LARGE CAP INTERNATIONAL    INTERNATIONAL CORE
                                                                           PORTFOLIO            EQUITY PORTFOLIO
                                                                    ----------------------  ------------------------
                                                                       YEAR        YEAR        YEAR         YEAR
                                                                       ENDED       ENDED       ENDED        ENDED
                                                                      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                       2018        2017        2018         2017
                                                                    ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  135,824  $  111,927  $   753,667  $   550,178
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      9,278     157,652       37,602      (29,889)
       Affiliated Investment Companies Shares Sold.................        (31)         51          (83)          10
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................         --          --           --           --
       Futures.....................................................      5,207       4,534       42,294       22,487
       Foreign Currency Transactions...............................     (1,098)       (583)      (6,317)      (2,708)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (492,554)    608,562   (3,538,139)   4,344,669
       Affiliated Investment Companies Shares......................         35         (72)         (17)        (168)
       Transactions Allocated from Affiliated Investment
         Company...................................................         --          --           --           --
       Futures.....................................................     (3,535)      1,881      (17,544)      11,863
       Translation of Foreign Currency Denominated Amounts.........       (201)        330         (811)       1,409
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (347,075)    884,282   (2,729,348)   4,897,851
                                                                    ----------  ----------  -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................   (132,270)   (111,606)    (711,406)    (533,126)
                                                                    ----------  ----------  -----------  -----------
          Total Distributions......................................   (132,270)   (111,606)    (711,406)    (533,126)
                                                                    ----------  ----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................  1,048,667     960,010    8,724,881    6,327,731
   Shares Issued in Lieu of Cash Distributions.....................    116,674      99,282      674,993      506,159
   Shares Redeemed.................................................   (821,680)   (636,653)  (4,228,499)  (2,737,658)
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    343,661     422,639    5,171,375    4,096,232
                                                                    ----------  ----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................   (135,684)  1,195,315    1,730,621    8,460,957
NET ASSETS
   Beginning of Year...............................................  4,723,090   3,527,775   25,443,968   16,983,011
                                                                    ----------  ----------  -----------  -----------
   End of Year..................................................... $4,587,406  $4,723,090  $27,174,589  $25,443,968
                                                                    ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     44,730      45,425      611,977      496,127
   Shares Issued in Lieu of Cash Distributions.....................      5,040       4,623       48,289       39,374
   Shares Redeemed.................................................    (35,059)    (29,985)    (299,311)    (213,878)
                                                                    ----------  ----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     14,711      20,063      360,955      321,623
                                                                    ==========  ==========  ===========  ===========

                                                                       INTERNATIONAL SMALL
                                                                        COMPANY PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   305,199  $   254,211
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................          --      422,014
       Affiliated Investment Companies Shares Sold.................          --           --
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................     549,889           --
       Futures.....................................................      17,382       11,549
       Foreign Currency Transactions...............................          --       (1,764)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    2,134,951
       Affiliated Investment Companies Shares......................          --           --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (2,214,609)          --
       Futures.....................................................      (9,491)       5,699
       Translation of Foreign Currency Denominated Amounts.........          --          864
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,351,630)   2,827,524
                                                                    -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................    (711,038)    (475,617)
                                                                    -----------  -----------
          Total Distributions......................................    (711,038)    (475,617)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,606,895    2,235,300
   Shares Issued in Lieu of Cash Distributions.....................     680,889      456,455
   Shares Redeemed.................................................  (2,059,202)  (1,940,733)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   1,228,582      751,022
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................    (834,086)   3,102,929
NET ASSETS
   Beginning of Year...............................................  13,490,290   10,387,361
                                                                    -----------  -----------
   End of Year..................................................... $12,656,204  $13,490,290
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     124,547      116,685
   Shares Issued in Lieu of Cash Distributions.....................      33,057       25,675
   Shares Redeemed.................................................     (98,779)     (99,987)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      58,825       42,373
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      GLOBAL SMALL       JAPANESE SMALL    ASIA PACIFIC SMALL
                                                                    COMPANY PORTFOLIO  COMPANY PORTFOLIO    COMPANY PORTFOLIO
                                                                    ----------------  -------------------  ------------------
                                                                             PERIOD
                                                                             JAN 18,
                                                                     YEAR    2017(A)    YEAR       YEAR      YEAR      YEAR
                                                                     ENDED     TO       ENDED      ENDED     ENDED     ENDED
                                                                    OCT 31,  OCT 31,   OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                     2018     2017      2018       2017      2018      2017
                                                                    -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   403  $   134  $  10,186  $  8,388  $ 12,981  $  9,516
   Capital Gain Distributions Received from Affiliated
     Investment Companies..........................................     333       --         --        --        --        --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      --      105         --    28,171        --     9,656
       Affiliated Investment Companies Shares Sold.................     (93)      (6)        --        --        --        --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................    (602)      --     36,946        --   (13,453)       --
       Futures.....................................................      15        1         --        --        --        --
       Foreign Currency Transactions...............................      --       --         --      (465)       --      (119)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      --       (3)        --    99,585        --    22,259
       Affiliated Investment Companies Shares......................    (772)   1,299         --        --        --        --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (1,701)      --   (101,251)       --   (33,087)       --
       Futures.....................................................      --       --         --         1        --        --
       Translation of Foreign Currency Denominated Amounts.........      --       --         --        87        --        (1)
                                                                    -------  -------  ---------  --------  --------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (2,417)   1,530    (54,119)  135,767   (33,559)   41,311
                                                                    -------  -------  ---------  --------  --------  --------
Distributions:/^ /
       Institutional Class Shares..................................    (350)      --    (15,936)   (9,568)  (13,370)   (8,894)
                                                                    -------  -------  ---------  --------  --------  --------
          Total Distributions......................................    (350)      --    (15,936)   (9,568)  (13,370)   (8,894)
                                                                    -------  -------  ---------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued...................................................  22,726   14,416    141,296    99,301   103,070    64,454
   Shares Issued in Lieu of Cash Distributions.....................     350       --     14,541     8,825    12,186     8,101
   Shares Redeemed.................................................  (3,950)    (925)  (111,110)  (95,760)  (54,145)  (24,394)
                                                                    -------  -------  ---------  --------  --------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  19,126   13,491     44,727    12,366    61,111    48,161
                                                                    -------  -------  ---------  --------  --------  --------
          Total Increase (Decrease) in Net Assets..................  16,359   15,021    (25,328)  138,565    14,182    80,578
NET ASSETS
   Beginning of Year...............................................  15,021       --    647,978   509,413   332,153   251,575
                                                                    -------  -------  ---------  --------  --------  --------
   End of Year..................................................... $31,380  $15,021  $ 622,650  $647,978  $346,335  $332,153
                                                                    =======  =======  =========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................   1,939    1,388      4,906     4,150     4,371     2,864
   Shares Issued in Lieu of Cash Distributions.....................      31       --        505       401       527       408
   Shares Redeemed.................................................    (346)     (86)    (3,870)   (4,002)   (2,282)   (1,095)
                                                                    -------  -------  ---------  --------  --------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................   1,624    1,302      1,541       549     2,616     2,177
                                                                    =======  =======  =========  ========  ========  ========

* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     UNITED KINGDOM    CONTINENTAL SMALL
                                                                          SMALL             COMPANY
                                                                    ----------------  -------------------
                                                                    COMPANY PORTFOLIO      PORTFOLIO
                                                                     YEAR     YEAR      YEAR       YEAR
                                                                     ENDED    ENDED     ENDED      ENDED
                                                                    OCT 31,  OCT 31,   OCT 31,    OCT 31,
                                                                     2018     2017      2018       2017
                                                                    -------  -------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $ 1,170  $ 1,220  $  15,590  $  7,573
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      --    1,725         --    14,907
       Affiliated Investment Companies Shares Sold.................      --       --         --        --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................   2,228       --     19,862        --
       Futures.....................................................      --       --         --        --
       Foreign Currency Transactions...............................      --        6         --        89
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      --    7,588         --    94,661
       Affiliated Investment Companies Shares......................      --       --         --        --
       Transactions Allocated from Affiliated Investment
         Company...................................................  (7,070)      --   (119,115)       --
       Futures.....................................................      --       --         --        --
       Translation of Foreign Currency Denominated Amounts.........      --        4         --        24
                                                                    -------  -------  ---------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (3,672)  10,543    (83,663)  117,254
                                                                    -------  -------  ---------  --------
Distributions:/^ /
       Institutional Class Shares..................................  (3,924)  (3,006)   (20,414)   (7,715)
                                                                    -------  -------  ---------  --------
          Total Distributions......................................  (3,924)  (3,006)   (20,414)   (7,715)
                                                                    -------  -------  ---------  --------
Capital Share Transactions (1):
   Shares Issued...................................................   2,809   12,269    207,831   209,825
   Shares Issued in Lieu of Cash Distributions.....................   3,396    2,618     19,301     7,180
   Shares Redeemed.................................................  (7,435)  (9,570)   (69,751)  (26,314)
                                                                    -------  -------  ---------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  (1,230)   5,317    157,381   190,691
                                                                    -------  -------  ---------  --------
          Total Increase (Decrease) in Net Assets..................  (8,826)  12,854     53,304   300,230
NET ASSETS
   Beginning of Year...............................................  45,177   32,323    592,347   292,117
                                                                    -------  -------  ---------  --------
   End of Year..................................................... $36,351  $45,177  $ 645,651  $592,347
                                                                    =======  =======  =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      91      435      7,354     8,148
   Shares Issued in Lieu of Cash Distributions.....................     114       95        709       280
   Shares Redeemed.................................................    (239)    (335)    (2,541)   (1,053)
                                                                    -------  -------  ---------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (34)     195      5,522     7,375
                                                                    =======  =======  =========  ========

                                                                     DFA INTERNATIONAL REAL
                                                                    --------------------------
                                                                    ESTATE SECURITIES PORTFOLIO
                                                                       YEAR           YEAR
                                                                       ENDED          ENDED
                                                                      OCT 31,        OCT 31,
                                                                       2018           2017
                                                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   245,747    $  198,330
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (55,861)      (21,413)
       Affiliated Investment Companies Shares Sold.................         (50)           21
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................          --            --
       Futures.....................................................       6,053         6,597
       Foreign Currency Transactions...............................       3,300           439
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (212,037)       60,643
       Affiliated Investment Companies Shares......................           6           (17)
       Transactions Allocated from Affiliated Investment
         Company...................................................          --            --
       Futures.....................................................      (1,430)          754
       Translation of Foreign Currency Denominated Amounts.........        (239)          254
                                                                     -----------   ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     (14,511)      245,608
                                                                     -----------   ----------
Distributions:/^ /
       Institutional Class Shares..................................    (241,977)     (326,892)
                                                                     -----------   ----------
          Total Distributions......................................    (241,977)     (326,892)
                                                                     -----------   ----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,129,099     1,720,625
   Shares Issued in Lieu of Cash Distributions.....................     238,291       320,016
   Shares Redeemed.................................................  (1,166,148)     (643,227)
                                                                     -----------   ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     201,242     1,397,414
                                                                     -----------   ----------
          Total Increase (Decrease) in Net Assets..................     (55,246)    1,316,130
NET ASSETS
   Beginning of Year...............................................   5,497,753     4,181,623
                                                                     -----------   ----------
   End of Year..................................................... $ 5,442,507    $5,497,753
                                                                     ===========   ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     219,592       347,476
   Shares Issued in Lieu of Cash Distributions.....................      46,632        69,418
   Shares Redeemed.................................................    (228,031)     (132,019)
                                                                     -----------   ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      38,193       284,875
                                                                     ===========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     DFA GLOBAL REAL ESTATE    DFA INTERNATIONAL SMALL
                                                                      SECURITIES PORTFOLIO       CAP VALUE PORTFOLIO
                                                                    ------------------------  ------------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   319,485  $   228,639  $   333,887  $   269,343
   Capital Gain Distributions Received from Investment
     Securities....................................................       5,030       14,569           --           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     (30,218)      17,657      489,396      551,715
       Affiliated Investment Companies Shares Sold.................      13,679        2,178          (64)          14
       Futures.....................................................          --          149       19,832       14,572
       Foreign Currency Transactions...............................          --            3      (11,795)      (1,896)
       In-Kind Redemptions.........................................          --           --           --       82,012
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................      (6,013)      43,892   (2,949,087)   2,598,933
       Affiliated Investment Companies Shares......................    (177,027)      (5,082)         (36)        (118)
       Futures.....................................................          --           --       (7,629)       9,407
       Translation of Foreign Currency Denominated Amounts.........          --           --         (512)       1,459
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................     124,936      302,005   (2,126,008)   3,525,441
                                                                    -----------  -----------  -----------  -----------
Distributions:/^ /
       Institutional Class Shares..................................    (255,497)    (243,001)    (896,785)    (609,450)
                                                                    -----------  -----------  -----------  -----------
          Total Distributions......................................    (255,497)    (243,001)    (896,785)    (609,450)
                                                                    -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,076,669    2,695,188    2,575,335    1,958,045
   Shares Issued in Lieu of Cash Distributions.....................     245,163      233,500      810,215      544,816
   Shares Redeemed.................................................  (1,469,129)  (1,122,865)  (2,737,533)  (2,266,110)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................     852,703    1,805,823      648,017      236,751
                                                                    -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................     722,142    1,864,827   (2,374,776)   3,152,742
NET ASSETS
   Beginning of Year...............................................   6,753,782    4,888,955   16,162,471   13,009,729
                                                                    -----------  -----------  -----------  -----------
   End of Year..................................................... $ 7,475,924  $ 6,753,782  $13,787,695  $16,162,471
                                                                    ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     193,699      251,258      116,242       93,807
   Shares Issued in Lieu of Cash Distributions.....................      22,410       23,234       36,559       28,186
   Shares Redeemed.................................................    (137,791)    (105,800)    (123,463)    (108,244)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................      78,318      168,692       29,338       13,749
                                                                    ===========  ===========  ===========  ===========

                                                                    INTERNATIONAL VECTOR EQUITY
                                                                     PORTFOLIO
                                                                     ----------    ----------
                                                                       YEAR          YEAR
                                                                       ENDED         ENDED
                                                                      OCT 31,       OCT 31,
                                                                       2018          2017
                                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   63,232    $   51,389
   Capital Gain Distributions Received from Investment
     Securities....................................................         --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     81,370        10,627
       Affiliated Investment Companies Shares Sold.................         (4)           (1)
       Futures.....................................................        (84)          158
       Foreign Currency Transactions...............................       (430)         (413)
       In-Kind Redemptions.........................................         --            --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (401,480)      459,554
       Affiliated Investment Companies Shares......................         (6)          (16)
       Futures.....................................................         --            --
       Translation of Foreign Currency Denominated Amounts.........        (65)          168
                                                                     ----------    ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (257,467)      521,466
                                                                     ----------    ----------
Distributions:/^ /
       Institutional Class Shares..................................    (69,245)      (54,431)
                                                                     ----------    ----------
          Total Distributions......................................    (69,245)      (54,431)
                                                                     ----------    ----------
Capital Share Transactions (1):
   Shares Issued...................................................    587,591       447,784
   Shares Issued in Lieu of Cash Distributions.....................     68,621        53,927
   Shares Redeemed.................................................   (418,135)     (295,368)
                                                                     ----------    ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    238,077       206,343
                                                                     ----------    ----------
          Total Increase (Decrease) in Net Assets..................    (88,635)      673,378
NET ASSETS
   Beginning of Year...............................................  2,529,852     1,856,474
                                                                     ----------    ----------
   End of Year..................................................... $2,441,217    $2,529,852
                                                                     ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     44,843        37,714
   Shares Issued in Lieu of Cash Distributions.....................      5,242         4,561
   Shares Redeemed.................................................    (31,849)      (24,782)
                                                                     ----------    ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     18,236        17,493
                                                                     ==========    ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    INTERNATIONAL HIGH
                                                                         RELATIVE      WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                                      PROFITABILITY
                                                                        PORTFOLIO           PORTFOLIO        VALUE PORTFOLIO
                                                                    -----------------  ------------------  ---------------------
                                                                              PERIOD
                                                                              MAY 16,
                                                                      YEAR    2017(A)    YEAR      YEAR      YEAR        YEAR
                                                                      ENDED     TO       ENDED     ENDED     ENDED       ENDED
                                                                     OCT 31,  OCT 31,   OCT 31,   OCT 31,   OCT 31,     OCT 31,
                                                                      2018     2017      2018      2017      2018        2017
                                                                    --------  -------  --------  --------  ---------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $  4,407  $   426  $  6,776  $  5,730  $  10,453   $  7,583
   Capital Gain Distributions Received from Investment
     Securities....................................................       --       --       772       653         --         --
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................   (1,478)    (165)       --     1,111     14,758     17,468
       Affiliated Investment Companies Shares Sold.................       --       --      (152)      599         (1)        --
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................       --       --     4,866        --         --         --
       Futures.....................................................      167      (72)       --       262         22         --
       Foreign Currency Transactions...............................       35       19        --       (26)      (268)       (26)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (27,436)   3,720        --    41,263    (98,264)    65,446
       Affiliated Investment Companies Shares......................       --       --    (4,644)     (148)        --         (1)
       Transactions Allocated from Affiliated Investment
         Company...................................................       --       --   (30,618)       --         --         --
       Futures.....................................................       --       --        --        99         --         --
       Translation of Foreign Currency Denominated Amounts.........       (7)      (1)       --        13         (8)        19
                                                                    --------  -------  --------  --------  ---------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (24,312)   3,927   (23,000)   49,556    (73,308)    90,489
                                                                    --------  -------  --------  --------  ---------   --------
Distributions:/^ /
       Institutional Class Shares..................................   (3,960)    (299)   (8,118)   (4,532)   (18,759)    (7,684)
                                                                    --------  -------  --------  --------  ---------   --------
          Total Distributions......................................   (3,960)    (299)   (8,118)   (4,532)   (18,759)    (7,684)
                                                                    --------  -------  --------  --------  ---------   --------
Capital Share Transactions (1):
   Shares Issued...................................................  252,625   65,210    78,125    44,260    215,731    132,580
   Shares Issued in Lieu of Cash Distributions.....................    3,958      299     8,111     4,529     18,713      7,665
   Shares Redeemed.................................................  (29,236)  (1,344)  (61,001)  (35,416)  (148,726)   (37,758)
                                                                    --------  -------  --------  --------  ---------   --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................  227,347   64,165    25,235    13,373     85,718    102,487
                                                                    --------  -------  --------  --------  ---------   --------
          Total Increase (Decrease) in Net Assets..................  199,075   67,793    (5,883)   58,397     (6,349)   185,292
NET ASSETS
   Beginning of Year...............................................   67,793       --   246,551   188,154    466,504    281,212
                                                                    --------  -------  --------  --------  ---------   --------
   End of Year..................................................... $266,868  $67,793  $240,668  $246,551  $ 460,155   $466,504
                                                                    ========  =======  ========  ========  =========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................   23,561    6,451     6,253     3,780     15,217      9,799
   Shares Issued in Lieu of Cash Distributions.....................      374       29       657       407      1,301        558
   Shares Redeemed.................................................   (2,797)    (130)   (4,751)   (3,040)   (10,739)    (2,738)
                                                                    --------  -------  --------  --------  ---------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................   21,138    6,350     2,159     1,147      5,779      7,619
                                                                    ========  =======  ========  ========  =========   ========

* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    WORLD EX U.S. CORE EQUITY  WORLD CORE EQUITY
                                                                           PORTFOLIO               PORTFOLIO
                                                                    ------------------------  -------------------
                                                                       YEAR         YEAR        YEAR       YEAR
                                                                       ENDED        ENDED       ENDED      ENDED
                                                                      OCT 31,      OCT 31,     OCT 31,    OCT 31,
                                                                       2018         2017        2018       2017
                                                                    ----------   ----------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   81,701   $   54,316   $  13,553  $  8,719
   Capital Gain Distributions Received from Investment
     Securities....................................................         --           --       1,843       898
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................     21,093        7,525          --         3
       Affiliated Investment Companies Shares Sold.................         (7)          (4)      1,952      (418)
       Futures.....................................................      1,743           68         145        --
       Foreign Currency Transactions...............................       (951)        (263)         --        --
       Forward Currency Contracts..................................         --           --          --        --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................   (472,935)     443,948          --        (1)
       Affiliated Investment Companies Shares......................         (1)         (14)    (39,888)   90,087
       Futures.....................................................         --           --          --        --
       Translation of Foreign Currency Denominated Amounts.........        (79)         105          --        --
       Forward Currency Contracts..................................         --           --          --        --
                                                                    ----------   ----------   ---------  --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................   (369,436)     505,681     (22,395)   99,288
                                                                    ----------   ----------   ---------  --------
Distributions:/^ /
       Institutional Class Shares..................................    (75,944)     (52,690)    (14,502)  (10,264)
                                                                    ----------   ----------   ---------  --------
          Total Distributions......................................    (75,944)     (52,690)    (14,502)  (10,264)
                                                                    ----------   ----------   ---------  --------
Capital Share Transactions (1):
   Shares Issued...................................................  1,408,140    1,011,672     346,536   124,892
   Shares Issued in Lieu of Cash Distributions.....................     72,834       50,176      14,069    10,005
   Shares Redeemed.................................................   (711,170)    (365,917)   (129,087)  (47,259)
                                                                    ----------   ----------   ---------  --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    769,804      695,931     231,518    87,638
                                                                    ----------   ----------   ---------  --------
          Total Increase (Decrease) in Net Assets..................    324,424    1,148,922     194,621   176,662
NET ASSETS
   Beginning of Year...............................................  2,805,367    1,656,445     546,891   370,229
                                                                    ----------   ----------   ---------  --------
   End of Year..................................................... $3,129,791   $2,805,367   $ 741,512  $546,891
                                                                    ==========   ==========   =========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................    116,093       92,982      20,931     8,416
   Shares Issued in Lieu of Cash Distributions.....................      6,147        4,555         856       690
   Shares Redeemed.................................................    (59,215)     (33,482)     (7,697)   (3,225)
                                                                    ----------   ----------   ---------  --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     63,025       64,055      14,090     5,881
                                                                    ==========   ==========   =========  ========

                                                                     SELECTIVELY HEDGED
                                                                    GLOBAL EQUITY PORTFOLIO
                                                                    ----------------------
                                                                      YEAR         YEAR
                                                                      ENDED        ENDED
                                                                     OCT 31,      OCT 31,
                                                                      2018         2017
                                                                     ---------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   7,842    $  6,540
   Capital Gain Distributions Received from Investment
     Securities....................................................     1,607         894
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................         1          --
       Affiliated Investment Companies Shares Sold.................     2,046        (555)
       Futures.....................................................     3,877       2,398
       Foreign Currency Transactions...............................        --          --
       Forward Currency Contracts..................................     4,871      (1,466)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................        13           5
       Affiliated Investment Companies Shares......................   (27,187)     64,639
       Futures.....................................................    (2,628)      1,354
       Translation of Foreign Currency Denominated Amounts.........        --          --
       Forward Currency Contracts..................................       178         775
                                                                     ---------   --------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (9,380)     74,584
                                                                     ---------   --------
Distributions:/^ /
       Institutional Class Shares..................................   (11,171)     (9,106)
                                                                     ---------   --------
          Total Distributions......................................   (11,171)     (9,106)
                                                                     ---------   --------
Capital Share Transactions (1):
   Shares Issued...................................................   114,026      90,620
   Shares Issued in Lieu of Cash Distributions.....................    11,131       9,105
   Shares Redeemed.................................................  (103,615)    (52,903)
                                                                     ---------   --------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    21,542      46,822
                                                                     ---------   --------
          Total Increase (Decrease) in Net Assets..................       991     112,300
NET ASSETS
   Beginning of Year...............................................   402,204     289,904
                                                                     ---------   --------
   End of Year..................................................... $ 403,195    $402,204
                                                                     =========   ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     6,816       6,000
   Shares Issued in Lieu of Cash Distributions.....................       679         649
   Shares Redeemed.................................................    (6,176)     (3,520)
                                                                     ---------   --------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     1,319       3,129
                                                                     =========   ========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $(1), $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                        EMERGING MARKETS          EMERGING MARKETS
                                                                            PORTFOLIO            SMALL CAP PORTFOLIO
                                                                    ------------------------  ------------------------
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                       ENDED        ENDED        ENDED        ENDED
                                                                      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                       2018         2017         2018         2017
                                                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   127,713  $   106,884  $   172,421  $   146,645
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................          --       (9,141)          --      173,759
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................      76,077           --      185,571           --
       Futures.....................................................          --        8,254           --        9,252
       Foreign Currency Transactions...............................          --          (31)          --           78
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    1,198,559           --      931,907
       Transactions Allocated from Affiliated Investment
         Company...................................................    (937,174)          --   (1,598,746)          --
       Futures.....................................................          --        1,186           --          854
       Translation of Foreign Currency Denominated Amounts.........          --          (71)          --         (194)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (733,384)   1,305,640   (1,240,754)   1,262,301
                                                                    -----------  -----------  -----------  -----------
Distributions:/^ /
       Class R2 Shares.............................................          --           --           --           --
       Institutional Class Shares..................................    (115,293)    (107,522)    (339,983)    (274,760)
                                                                    -----------  -----------  -----------  -----------
          Total Distributions......................................    (115,293)    (107,522)    (339,983)    (274,760)
                                                                    -----------  -----------  -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   1,740,732    1,476,279    1,502,030    1,554,965
   Shares Issued in Lieu of Cash Distributions.....................     104,589      100,892      321,912      259,430
   Shares Redeemed.................................................  (2,235,370)  (1,057,775)  (1,188,516)  (1,011,728)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................    (390,049)     519,396      635,426      802,667
                                                                    -----------  -----------  -----------  -----------
          Total Increase (Decrease) in Net Assets..................  (1,238,726)   1,717,514     (945,311)   1,790,208
NET ASSETS
   Beginning of Year...............................................   6,632,914    4,915,400    7,249,717    5,459,509
                                                                    -----------  -----------  -----------  -----------
   End of Year..................................................... $ 5,394,188  $ 6,632,914  $ 6,304,406  $ 7,249,717
                                                                    ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      59,520       56,711       66,017       75,223
   Shares Issued in Lieu of Cash Distributions.....................       3,693        3,823       14,324       13,320
   Shares Redeemed.................................................     (75,814)     (39,854)     (52,180)     (47,673)
                                                                    -----------  -----------  -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (12,601)      20,680       28,161       40,870
                                                                    ===========  ===========  ===========  ===========

                                                                     EMERGING MARKETS VALUE
                                                                            PORTFOLIO
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   453,039  $   398,400
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................          --     (258,290)
       Transactions Allocated from Affiliated Investment...........
       Company*,**.................................................     304,582           --
       Futures.....................................................          --       19,890
       Foreign Currency Transactions...............................          --        2,920
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    3,745,161
       Transactions Allocated from Affiliated Investment
         Company...................................................  (2,444,307)          --
       Futures.....................................................          --        3,766
       Translation of Foreign Currency Denominated Amounts.........          --          (53)
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,686,686)   3,911,794
                                                                    -----------  -----------
Distributions:/^ /
       Class R2 Shares.............................................        (632)        (847)
       Institutional Class Shares..................................    (438,799)    (339,766)
                                                                    -----------  -----------
          Total Distributions......................................    (439,431)    (340,613)
                                                                    -----------  -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,709,737    2,459,482
   Shares Issued in Lieu of Cash Distributions.....................     416,976      322,816
   Shares Redeemed.................................................  (3,958,464)  (3,341,295)
                                                                    -----------  -----------
          Net Increase (Decrease) from Capital Share...............
          Transactions.............................................    (831,751)    (558,997)
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................  (2,957,868)   3,012,184
NET ASSETS
   Beginning of Year...............................................  19,414,428   16,402,244
                                                                    -----------  -----------
   End of Year..................................................... $16,456,560  $19,414,428
                                                                    ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................      88,155       90,920
   Shares Issued in Lieu of Cash Distributions.....................      14,033       11,717
   Shares Redeemed.................................................    (128,806)    (122,531)
                                                                    -----------  -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     (26,618)     (19,894)
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $(144), respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $144, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    EMERGING MARKETS CORE EQUITY
                                                                            PORTFOLIO
                                                                    ---------------------------
                                                                       YEAR           YEAR
                                                                       ENDED          ENDED
                                                                      OCT 31,        OCT 31,
                                                                       2018           2017
                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   640,665    $   463,779
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /...........................      31,925        (87,713)
       Affiliated Investment Companies Shares Sold.................         (73)           (17)
       Futures.....................................................      23,201         29,430
       Foreign Currency Transactions...............................      (8,571)        (3,967)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (4,701,470)     4,549,390
       Affiliated Investment Companies Shares......................         (27)          (115)
       Futures.....................................................     (14,163)         9,334
       Translation of Foreign Currency Denominated Amounts.........        (112)          (275)
                                                                     -----------   -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (4,028,625)     4,959,846
                                                                     -----------   -----------
Distributions:/^ /
       Institutional Class Shares..................................    (593,704)      (449,166)
                                                                     -----------   -----------
          Total Distributions......................................    (593,704)      (449,166)
                                                                     -----------   -----------
Capital Share Transactions (1):
   Shares Issued...................................................   7,226,472      6,836,743
   Shares Issued in Lieu of Cash Distributions.....................     559,808        422,561
   Shares Redeemed.................................................  (4,876,914)    (3,397,228)
                                                                     -----------   -----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................   2,909,366      3,862,076
                                                                     -----------   -----------
          Total Increase (Decrease) in Net Assets..................  (1,712,963)     8,372,756
NET ASSETS
   Beginning of Year...............................................  27,085,722     18,712,966
                                                                     -----------   -----------
   End of Year..................................................... $25,372,759    $27,085,722
                                                                     ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     325,137        342,803
   Shares Issued in Lieu of Cash Distributions.....................      26,402         20,857
   Shares Redeemed.................................................    (222,685)      (170,351)
                                                                     -----------   -----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     128,854        193,309
                                                                     ===========   ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $(5)
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note O in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                                       ------------------------------------------------
                                                                         YEAR      YEAR      YEAR      YEAR      YEAR
                                                                         ENDED     ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,   OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018      2017      2016      2015      2014
                                                                       --------  --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  14.54  $  12.22  $  12.54  $  13.65  $  11.70
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.26      0.18      0.10      0.07      0.07
   Net Gains (Losses) on Securities (Realized and Unrealized).........     0.52      2.63      0.45      0.53      1.94
                                                                       --------  --------  --------  --------  --------
       Total from Investment Operations...............................     0.78      2.81      0.55      0.60      2.01
                                                                       --------  --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.25)    (0.13)    (0.08)    (0.05)    (0.06)
   Net Realized Gains.................................................    (2.04)    (0.36)    (0.79)    (1.66)       --
                                                                       --------  --------  --------  --------  --------
       Total Distributions............................................    (2.29)    (0.49)    (0.87)    (1.71)    (0.06)
                                                                       --------  --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  13.03  $  14.54  $  12.22  $  12.54  $  13.65
                                                                       ========  ========  ========  ========  ========
Total Return..........................................................     5.62%    23.53%     4.75%     5.25%    17.18%
                                                                       --------  --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $327,063  $322,347  $238,413  $203,641  $216,719
Ratio of Expenses to Average Net Assets...............................     0.15%     0.18%     0.23%     0.24%     0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and Fees Paid Indirectly)...................................     0.23%     0.24%     0.24%     0.24%     0.23%
Ratio of Net Investment Income to Average Net Assets..................     1.94%     1.36%     0.80%     0.53%     0.55%
Portfolio Turnover Rate...............................................       91%      122%      119%      223%      202%
                                                                       --------  --------  --------  --------  --------

                                                                                  U.S. LARGE CAP EQUITY PORTFOLIO
                                                                       ----------------------------------------------------
                                                                          YEAR        YEAR       YEAR      YEAR      YEAR
                                                                          ENDED       ENDED      ENDED     ENDED     ENDED
                                                                         OCT 31,     OCT 31,    OCT 31,   OCT 31,   OCT 31,
                                                                          2018        2017       2016      2015      2014
                                                                       ----------  ----------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $    15.93  $    13.06  $  12.86  $  12.65  $  11.07
                                                                       ----------  ----------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................       0.28        0.26      0.25      0.23      0.21
   Net Gains (Losses) on Securities (Realized and Unrealized).........       0.81        2.87      0.19      0.21      1.57
                                                                       ----------  ----------  --------  --------  --------
       Total from Investment Operations...............................       1.09        3.13      0.44      0.44      1.78
                                                                       ----------  ----------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.27)      (0.26)    (0.24)    (0.21)    (0.20)
   Net Realized Gains.................................................         --          --        --     (0.02)       --
                                                                       ----------  ----------  --------  --------  --------
       Total Distributions............................................      (0.27)      (0.26)    (0.24)    (0.23)    (0.20)
                                                                       ----------  ----------  --------  --------  --------
Net Asset Value, End of Year.......................................... $    16.75  $    15.93  $  13.06  $  12.86  $  12.65
                                                                       ==========  ==========  ========  ========  ========
Total Return..........................................................       6.82%      24.16%     3.51%     3.49%    16.19%
                                                                       ----------  ----------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $1,457,218  $1,212,883  $851,323  $699,144  $274,955
Ratio of Expenses to Average Net Assets...............................       0.17%       0.17%     0.18%     0.19%     0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and Fees Paid Indirectly)...................................       0.17%       0.17%     0.17%     0.19%     0.20%
Ratio of Net Investment Income to Average Net Assets..................       1.64%       1.74%     1.99%     1.77%     1.75%
Portfolio Turnover Rate...............................................          7%         11%       12%       12%        1%
                                                                       ----------  ----------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. LARGE CAP VALUE PORTFOLIO
                                             ---------------------------------------------------------------
                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                2018         2017         2016         2015         2014
                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......... $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........        0.78         0.74         0.70         0.69         0.56
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............        0.35         6.99         0.71        (0.32)        4.02
                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....        1.13         7.73         1.41         0.37         4.58
                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.73)       (0.70)       (0.70)       (0.66)       (0.55)
   Net Realized Gains.......................       (1.83)       (0.82)       (1.35)       (0.19)          --
                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................       (2.56)       (1.52)       (2.05)       (0.85)       (0.55)
                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................ $     37.41  $     38.84  $     32.63  $     33.27  $     33.75
                                             ===========  ===========  ===========  ===========  ===========
Total Return................................        2.79%       24.11%        4.58%        1.16%       15.49%
                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......... $25,268,336  $23,732,871  $17,673,253  $15,807,935  $15,146,981
Ratio of Expenses to Average Net Assets
  (B).......................................        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................        0.37%        0.37%        0.37%        0.30%        0.27%
Ratio of Net Investment Income to
  Average Net Assets........................        1.98%        2.03%        2.24%        2.04%        1.75%
                                             -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                                       ---------------------------------------------
                                                                         YEAR     YEAR     YEAR      YEAR     YEAR
                                                                         ENDED    ENDED    ENDED     ENDED    ENDED
                                                                        OCT 31,  OCT 31,  OCT 31,   OCT 31,  OCT 31,
                                                                         2018     2017     2016      2015     2014
                                                                       -------   -------  -------  -------   -------
Net Asset Value, Beginning of Year.................................... $ 25.15   $ 21.26  $ 21.58  $ 23.19   $ 22.63
                                                                       -------   -------  -------  -------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................    0.28      0.25     0.24     0.26      0.18
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (0.63)     4.66     0.60    (0.61)     1.86
                                                                       -------   -------  -------  -------   -------
       Total from Investment Operations...............................   (0.35)     4.91     0.84    (0.35)     2.04
                                                                       -------   -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.26)    (0.24)   (0.27)   (0.25)    (0.16)
   Net Realized Gains.................................................   (1.09)    (0.78)   (0.89)   (1.01)    (1.32)
                                                                       -------   -------  -------  -------   -------
       Total Distributions............................................   (1.35)    (1.02)   (1.16)   (1.26)    (1.48)
                                                                       -------   -------  -------  -------   -------
Net Asset Value, End of Year.......................................... $ 23.45   $ 25.15  $ 21.26  $ 21.58   $ 23.19
                                                                       =======   =======  =======  =======   =======
Total Return..........................................................   (1.61%)   23.32%    4.21%   (1.33%)    9.47%
                                                                       -------   -------  -------  -------   -------
Net Assets, End of Year (thousands)................................... $47,848   $54,960  $35,661  $40,159   $16,971
Ratio of Expenses to Average Net Assets...............................    0.47%     0.47%    0.47%    0.47%     0.47%
Ratio of Net Investment Income to Average Net Assets..................    1.10%     1.03%    1.16%    1.15%     0.79%
Portfolio Turnover Rate...............................................      23%       23%      28%      15%       10%
                                                                       -------   -------  -------  -------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
                                                                       --------   --------  --------  --------   -------
Net Asset Value, Beginning of Year.................................... $  25.03   $  21.16  $  21.51  $  23.12   $ 22.57
                                                                       --------   --------  --------  --------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.24       0.21      0.20      0.23      0.15
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.63)      4.65      0.60     (0.61)     1.84
                                                                       --------   --------  --------  --------   -------
       Total from Investment Operations...............................    (0.39)      4.86      0.80     (0.38)     1.99
                                                                       --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.23)     (0.21)    (0.26)    (0.22)    (0.12)
   Net Realized Gains.................................................    (1.09)     (0.78)    (0.89)    (1.01)    (1.32)
                                                                       --------   --------  --------  --------   -------
       Total Distributions............................................    (1.32)     (0.99)    (1.15)    (1.23)    (1.44)
                                                                       --------   --------  --------  --------   -------
Net Asset Value, End of Year.......................................... $  23.32   $  25.03  $  21.16  $  21.51   $ 23.12
                                                                       ========   ========  ========  ========   =======
Total Return..........................................................    (1.79%)    23.17%     4.04%    (1.49%)    9.30%
                                                                       --------   --------  --------  --------   -------
Net Assets, End of Year (thousands)................................... $108,168   $156,809  $147,945  $135,412   $82,977
Ratio of Expenses to Average Net Assets...............................     0.62%      0.62%     0.62%     0.63%     0.62%
Ratio of Net Investment Income to Average Net Assets..................     0.95%      0.90%     1.00%     1.02%     0.64%
Portfolio Turnover Rate...............................................       23%        23%       28%       15%       10%
                                                                       --------   --------  --------  --------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                              --------------------------------------------------------------
                                                  YEAR         YEAR         YEAR        YEAR         YEAR
                                                  ENDED        ENDED        ENDED       ENDED        ENDED
                                                 OCT 31,      OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                  2018         2017         2016        2015         2014
                                              -----------   -----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year........... $     25.16   $     21.26  $    21.56  $    23.16   $    22.60
                                              -----------   -----------  ----------  ----------   ----------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A)..........        0.30          0.27        0.25        0.29         0.21
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...............       (0.63)         4.67        0.60       (0.61)        1.85
                                              -----------   -----------  ----------  ----------   ----------
       Total from Investment Operations......       (0.33)         4.94        0.85       (0.32)        2.06
                                              -----------   -----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.....................       (0.28)        (0.26)      (0.26)      (0.27)       (0.18)
   Net Realized Gains........................       (1.09)        (0.78)      (0.89)      (1.01)       (1.32)
                                              -----------   -----------  ----------  ----------   ----------
       Total Distributions...................       (1.37)        (1.04)      (1.15)      (1.28)       (1.50)
                                              -----------   -----------  ----------  ----------   ----------
Net Asset Value, End of Year................. $     23.46   $     25.16  $    21.26  $    21.56   $    23.16
                                              ===========   ===========  ==========  ==========   ==========
Total Return.................................       (1.52%)       23.46%       4.29%      (1.20%)       9.58%
                                              -----------   -----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......... $10,307,146   $10,528,662  $7,884,683  $6,987,896   $5,490,959
Ratio of Expenses to Average Net Assets......        0.37%         0.37%       0.37%       0.37%        0.37%
Ratio of Net Investment Income to Average
  Net Assets.................................        1.20%         1.13%       1.24%       1.28%        0.90%
Portfolio Turnover Rate......................          23%           23%         28%         15%          10%
                                              -----------   -----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. SMALL CAP VALUE PORTFOLIO
                                                             -----------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR          YEAR         YEAR
                                                                 ENDED        ENDED        ENDED         ENDED        ENDED
                                                                OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                                 2018         2017         2016          2015         2014
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year.......................... $     39.07   $     32.75  $     33.08  $     35.82   $     34.48
                                                             -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.39          0.31         0.32         0.41          0.23
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.90)         7.71         1.06        (1.44)         2.93
                                                             -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....................       (0.51)         8.02         1.38        (1.03)         3.16
                                                             -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.37)        (0.30)       (0.33)       (0.38)        (0.22)
   Net Realized Gains.......................................       (1.80)        (1.40)       (1.38)       (1.33)        (1.60)
                                                             -----------   -----------  -----------  -----------   -----------
       Total Distributions..................................       (2.17)        (1.70)       (1.71)       (1.71)        (1.82)
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year................................ $     36.39   $     39.07  $     32.75  $     33.08   $     35.82
                                                             ===========   ===========  ===========  ===========   ===========
Total Return................................................       (1.48%)       24.67%        4.49%       (2.83%)        9.49%
                                                             -----------   -----------  -----------  -----------   -----------
Net Assets, End of Year (thousands)......................... $14,732,615   $15,165,867  $12,613,185  $11,680,262   $11,512,306
Ratio of Expenses to Average Net Assets.....................        0.52%         0.52%        0.52%        0.52%         0.52%
Ratio of Net Investment Income to Average Net Assets........        1.00%         0.83%        1.01%        1.18%         0.66%
Portfolio Turnover Rate.....................................          27%           24%          19%          17%            9%
                                                             -----------   -----------  -----------  -----------   -----------

                                                                               U.S. CORE EQUITY 1 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017         2016         2015         2014
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     22.01  $     18.00  $     17.90  $     17.71  $     15.74
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.36         0.33         0.33         0.31         0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        0.88         4.12         0.30         0.26         2.02
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        1.24         4.45         0.63         0.57         2.29
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.35)       (0.35)       (0.32)       (0.30)       (0.25)
   Net Realized Gains.......................................       (0.13)       (0.09)       (0.21)       (0.08)       (0.07)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.48)       (0.44)       (0.53)       (0.38)       (0.32)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     22.77  $     22.01  $     18.00  $     17.90  $     17.71
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................        5.59%       24.93%        3.68%        3.26%       14.72%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $23,629,726  $20,762,742  $14,960,159  $13,275,774  $10,780,830
Ratio of Expenses to Average Net Assets.....................        0.19%        0.19%        0.19%        0.19%        0.19%
Ratio of Net Investment Income to Average Net Assets........        1.55%        1.64%        1.88%        1.71%        1.61%
Portfolio Turnover Rate.....................................           3%           3%           4%           4%           5%
                                                             -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. CORE EQUITY 2 PORTFOLIO
                                                             ---------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017         2016         2015         2014
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     20.90  $     17.19  $     17.26  $     17.34  $     15.62
                                                             -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.34         0.31         0.31         0.30         0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................        0.53         3.83         0.25         0.02         1.86
                                                             -----------  -----------  -----------  -----------  -----------
       Total from Investment Operations.....................        0.87         4.14         0.56         0.32         2.12
                                                             -----------  -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.32)       (0.31)       (0.30)       (0.28)       (0.24)
   Net Realized Gains.......................................       (0.20)       (0.12)       (0.33)       (0.12)       (0.16)
                                                             -----------  -----------  -----------  -----------  -----------
       Total Distributions..................................       (0.52)       (0.43)       (0.63)       (0.40)       (0.40)
                                                             -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     21.25  $     20.90  $     17.19  $     17.26  $     17.34
                                                             ===========  ===========  ===========  ===========  ===========
Total Return................................................        4.16%       24.36%        3.47%        1.92%       13.78%
                                                             -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $24,677,650  $22,515,418  $16,851,046  $15,200,564  $12,919,176
Ratio of Expenses to Average Net Assets                             0.22%        0.22%        0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets                1.53%        1.59%        1.87%        1.68%        1.55%
Portfolio Turnover Rate.....................................           5%           5%           4%           5%           6%
                                                             -----------  -----------  -----------  -----------  -----------

                                                                             U.S. VECTOR EQUITY PORTFOLIO
                                                             -----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR         YEAR
                                                                ENDED       ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018        2017        2016        2015         2014
                                                             ----------  ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    19.16  $    15.93  $    16.22  $    17.04   $    15.62
                                                             ----------  ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.26        0.24        0.25        0.25         0.21
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (0.10)       3.65        0.24       (0.30)        1.62
                                                             ----------  ----------  ----------  ----------   ----------
       Total from Investment Operations.....................       0.16        3.89        0.49       (0.05)        1.83
                                                             ----------  ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.25)      (0.23)      (0.25)      (0.24)       (0.19)
   Net Realized Gains.......................................      (0.67)      (0.43)      (0.53)      (0.53)       (0.22)
                                                             ----------  ----------  ----------  ----------   ----------
       Total Distributions..................................      (0.92)      (0.66)      (0.78)      (0.77)       (0.41)
                                                             ----------  ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    18.40  $    19.16  $    15.93  $    16.22   $    17.04
                                                             ==========  ==========  ==========  ==========   ==========
Total Return................................................       0.69%      24.73%       3.28%      (0.18%)      11.91%
                                                             ----------  ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $4,610,769  $4,724,003  $3,822,647  $3,651,529   $3,501,319
Ratio of Expenses to Average Net Assets                            0.32%       0.32%       0.32%       0.32%        0.32%
Ratio of Net Investment Income to Average Net Assets               1.35%       1.36%       1.64%       1.50%        1.26%
Portfolio Turnover Rate.....................................         10%         10%         10%         10%          10%
                                                             ----------  ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                U.S. SMALL CAP PORTFOLIO
                                                             --------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR         YEAR
                                                                ENDED        ENDED        ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017         2016         2015         2014
                                                             -----------  -----------  -----------  -----------  ----------
Net Asset Value, Beginning of Year.......................... $     36.48  $     30.14  $     30.84  $     31.38  $    30.03
                                                             -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.39         0.35         0.34         0.35        0.26
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (0.08)        7.17         0.77         0.33        2.27
                                                             -----------  -----------  -----------  -----------  ----------
       Total from Investment Operations.....................        0.31         7.52         1.11         0.68        2.53
                                                             -----------  -----------  -----------  -----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.37)       (0.35)       (0.35)       (0.33)      (0.24)
   Net Realized Gains.......................................       (1.40)       (0.83)       (1.46)       (0.89)      (0.94)
                                                             -----------  -----------  -----------  -----------  ----------
       Total Distributions..................................       (1.77)       (1.18)       (1.81)       (1.22)      (1.18)
                                                             -----------  -----------  -----------  -----------  ----------
Net Asset Value, End of Year................................ $     35.02  $     36.48  $     30.14  $     30.84  $    31.38
                                                             ===========  ===========  ===========  ===========  ==========
Total Return................................................        0.77%       25.21%        3.89%        2.34%       8.67%
                                                             -----------  -----------  -----------  -----------  ----------
Net Assets, End of Year (thousands)......................... $17,303,451  $16,931,787  $12,977,199  $10,616,542  $9,247,716
Ratio of Expenses to Average Net Assets.....................        0.37%        0.37%        0.37%        0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets                1.06%        1.04%        1.16%        1.10%       0.86%
Portfolio Turnover Rate.....................................          13%          14%          10%          11%          9%
                                                             -----------  -----------  -----------  -----------  ----------

                                                                              U.S. MICRO CAP PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2018        2017        2016        2015        2014
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.17        0.16        0.16        0.16        0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       0.12        5.12        0.60        0.02        1.35
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       0.29        5.28        0.76        0.18        1.49
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.16)      (0.16)      (0.16)      (0.16)      (0.13)
   Net Realized Gains.......................................      (1.01)      (0.94)      (1.02)      (1.12)      (0.90)
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (1.17)      (1.10)      (1.18)      (1.28)      (1.03)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    21.88  $    22.76  $    18.58  $    19.00  $    20.10
                                                             ==========  ==========  ==========  ==========  ==========
Total Return................................................       1.29%      28.91%       4.32%       1.11%       7.88%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $6,478,316  $6,306,730  $5,128,323  $5,007,091  $5,029,027
Ratio of Expenses to Average Net Assets.....................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets               0.74%       0.75%       0.88%       0.82%       0.69%
Portfolio Turnover Rate.....................................         19%         15%         15%         14%         12%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    U.S. HIGH RELATIVE
                                   PROFITABILITY PORTFOLIO                    DFA REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------         ----------------------------------------------------------
                                                 PERIOD
                                     YEAR       MAY 16,               YEAR        YEAR        YEAR        YEAR        YEAR
                                     ENDED     2017(a) TO             ENDED       ENDED       ENDED       ENDED       ENDED
                                    OCT 31,     OCT 31,              OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                     2018         2017                2018        2017        2016        2015        2014
                                    --------   ----------          ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of
  Period.......................... $  10.93     $  10.00           $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Income from Investment
  Operations
----------------------
   Net Investment Income
     (Loss) (A)...................     0.19         0.07                 1.60        0.84        1.09        0.90        0.72
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     0.89         0.91                (0.69)       1.12        1.18        0.95        4.62
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
       Total from Investment
         Operations...............     1.08         0.98                 0.91        1.96        2.27        1.85        5.34
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income..........    (0.16)       (0.05)               (1.65)      (0.98)      (0.99)      (1.05)      (0.87)
   Net Realized Gains.............       --           --                (0.11)      (0.31)         --          --          --
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
       Total Distributions........    (0.16)       (0.05)               (1.76)      (1.29)      (0.99)      (1.05)      (0.87)
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Period.... $  11.85     $  10.93           $    34.14  $    34.99  $    34.32  $    33.04  $    32.24
                                    ========    ========           ==========  ==========  ==========  ==========  ==========
Total Return......................     9.88%        9.84%  (C)           2.63%       5.86%       6.89%       5.89%      19.80%
                                    --------    --------           ----------  ----------  ----------  ----------  ----------
Net Assets, End of Period
  (thousands)..................... $722,728     $141,073           $8,577,658  $8,281,176  $7,260,180  $6,553,192  $6,607,759
Ratio of Expenses to Average
  Net Assets......................     0.25%        0.23%  (D)(E)        0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average
  Net Assets (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor and
  Fees Paid Indirectly)                0.27%        0.35%  (D)(E)        0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment
  Income to Average Net Assets....     1.58%        1.45%  (D)(E)        4.66%       2.43%       3.15%       2.75%       2.48%
Portfolio Turnover Rate...........        7%           0%  (C)              3%          1%          3%          4%          0%
                                    --------    --------           ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           LARGE CAP INTERNATIONAL PORTFOLIO
                                                             -------------------------------------------------------------
                                                                YEAR         YEAR        YEAR         YEAR         YEAR
                                                                ENDED        ENDED       ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017        2016         2015         2014
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, Beginning of Year.......................... $    23.52   $    19.52  $    20.36   $    21.59   $    22.20
                                                             ----------   ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.66         0.58        0.57         0.58         0.75
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (2.25)        4.00       (0.86)       (1.24)       (0.62)
                                                             ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....................      (1.59)        4.58       (0.29)       (0.66)        0.13
                                                             ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                                             ----------   ----------  ----------   ----------   ----------
       Total Distributions..................................      (0.64)       (0.58)      (0.55)       (0.57)       (0.74)
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Year................................ $    21.29   $    23.52  $    19.52   $    20.36   $    21.59
                                                             ==========   ==========  ==========   ==========   ==========
Total Return................................................      (6.97%)      23.79%      (1.30%)      (3.10%)       0.47%
                                                             ----------   ----------  ----------   ----------   ----------
Net Assets, End of Year (thousands)......................... $4,587,406   $4,723,090  $3,527,775   $3,150,334   $3,127,847
Ratio of Expenses to Average Net Assets                            0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly)              0.23%        0.25%       0.28%        0.29%        0.28%
Ratio of Net Investment Income to Average Net Assets               2.78%        2.72%       2.95%        2.71%        3.35%
Portfolio Turnover Rate.....................................          8%          10%         10%          10%           4%
                                                             ----------   ----------  ----------   ----------   ----------

                                                                             INTERNATIONAL CORE EQUITY PORTFOLIO
                                                             -----------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR          YEAR          YEAR
                                                                 ENDED        ENDED        ENDED         ENDED         ENDED
                                                                OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                                 2018         2017         2016          2015          2014
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year.......................... $     14.23   $     11.58  $     11.69  $     12.15   $     12.57
                                                             -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.38          0.34         0.32         0.32          0.38
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (1.60)         2.63        (0.15)       (0.45)        (0.43)
                                                             -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....................       (1.22)         2.97         0.17        (0.13)        (0.05)
                                                             -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                                             -----------   -----------  -----------  -----------   -----------
       Total Distributions..................................       (0.36)        (0.32)       (0.28)       (0.33)        (0.37)
                                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year................................ $     12.65   $     14.23  $     11.58  $     11.69   $     12.15
                                                             ===========   ===========  ===========  ===========   ===========
Total Return................................................       (8.79%)       26.02%        1.62%       (1.10%)       (0.55%)
                                                             -----------   -----------  -----------  -----------   -----------
Net Assets, End of Year (thousands)......................... $27,174,589   $25,443,968  $16,983,011  $14,420,568   $12,294,542
Ratio of Expenses to Average Net Assets                             0.30%         0.30%        0.38%        0.38%         0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly)               0.30%         0.32%        0.38%        0.38%         0.38%
Ratio of Net Investment Income to Average Net Assets                2.67%         2.62%        2.83%        2.63%         3.01%
Portfolio Turnover Rate.....................................           4%            6%           2%           4%            7%
                                                             -----------   -----------  -----------  -----------   -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                             --------------------------------------------------------------

                                                                 YEAR         YEAR         YEAR         YEAR        YEAR
                                                                 ENDED        ENDED        ENDED        ENDED       ENDED
                                                                OCT 31,      OCT 31,      OCT 31,      OCT 31,     OCT 31,
                                                                 2018         2017         2016         2015        2014
                                                             -----------   -----------  -----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $     21.52   $     17.78  $     17.78  $    18.24  $    19.40
                                                             -----------   -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.46          0.41         0.43        0.41        0.42
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (2.41)         4.13         0.48        0.12       (0.62)
                                                             -----------   -----------  -----------  ----------  ----------
       Total from Investment Operations.....................       (1.95)         4.54         0.91        0.53       (0.20)
                                                             -----------   -----------  -----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.44)        (0.34)       (0.51)      (0.42)      (0.42)
   Net Realized Gains.......................................       (0.67)        (0.46)       (0.40)      (0.57)      (0.54)
                                                             -----------   -----------  -----------  ----------  ----------
       Total Distributions..................................       (1.11)        (0.80)       (0.91)      (0.99)      (0.96)
                                                             -----------   -----------  -----------  ----------  ----------
Net Asset Value, End of Year................................ $     18.46   $     21.52  $     17.78  $    17.78  $    18.24
                                                             ===========   ===========  ===========  ==========  ==========
Total Return................................................       (9.54%)       26.54%        5.43%       3.30%      (1.09%)
                                                             -----------   -----------  -----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $12,656,204   $13,490,290  $10,387,361  $9,323,492  $8,844,517
Ratio of Expenses to Average Net Assets *(B)................        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)*(B)............................        0.53%         0.53%        0.53%       0.54%       0.53%
Ratio of Net Investment Income to Average Net Assets........        2.18%         2.14%        2.47%       2.30%       2.15%
                                                             -----------   -----------  -----------  ----------  ----------
* The Ratio of Expenses to Average Net Assets is inclusive
  of acquired fund fees and expenses incurred by the
  Portfolio indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:................        0.12%         0.12%        0.13%       0.12%       0.10%
                                                             -----------   -----------  -----------  ----------  ----------

                                                             GLOBAL SMALL COMPANY PORTFOLIO
                                                             ----------------------
                                                                              PERIOD
                                                               YEAR          JAN 18,
                                                               ENDED        2017(a) TO
                                                              OCT 31,        OCT 31,
                                                               2018            2017
                                                             -------      ----------
Net Asset Value, Beginning of Year.......................... $ 11.53       $ 10.00
                                                              -------      -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................    0.19          0.14
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................   (0.75)         1.39
                                                              -------      -------
       Total from Investment Operations.....................   (0.56)         1.53
                                                              -------      -------
Less Distributions:
-------------------
   Net Investment Income....................................   (0.17)           --
   Net Realized Gains.......................................   (0.07)           --
                                                              -------      -------
       Total Distributions..................................   (0.24)           --
                                                              -------      -------
Net Asset Value, End of Year................................ $ 10.73       $ 11.53
                                                              =======      =======
Total Return................................................   (5.02%)       15.30%(C)
                                                              -------      -------
Net Assets, End of Year (thousands)......................... $31,380       $15,021
Ratio of Expenses to Average Net Assets *(B)................    0.49%         0.42%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)*(B)............................    0.90%         1.14%(D)(E)
Ratio of Net Investment Income to Average Net Assets........    1.58%         1.74%(D)(E)
                                                              -------      -------
* The Ratio of Expenses to Average Net Assets is inclusive
  of acquired fund fees and expenses incurred by the
  Portfolio indirectly as a result of Portfolio's
  investment in Underlying Funds as follows:................    0.26%         0.27%
                                                              -------      -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                JAPANESE SMALL COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
                                                                       --------   --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  28.56   $  23.01  $  20.46  $  19.15  $  19.33
                                                                       --------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.43       0.37      0.32      0.25      0.24
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (2.59)      5.61      2.51      1.36      0.13
                                                                       --------   --------  --------  --------  --------
       Total from Investment Operations...............................    (2.16)      5.98      2.83      1.61      0.37
                                                                       --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
                                                                       --------   --------  --------  --------  --------
       Total Distributions............................................    (0.70)     (0.43)    (0.28)    (0.30)    (0.55)
                                                                       --------   --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  25.70   $  28.56  $  23.01  $  20.46  $  19.15
                                                                       ========   ========  ========  ========  ========
Total Return..........................................................    (7.82%)    26.56%    14.04%     8.62%     2.00%
                                                                       --------   --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $622,650   $647,978  $509,413  $463,997  $508,190
Ratio of Expenses to Average Net Assets (B)...........................     0.53%      0.54%     0.54%     0.54%     0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................     0.63%      0.64%     0.64%     0.57%     0.55%
Ratio of Net Investment Income to Average Net Assets..................     1.49%      1.50%     1.57%     1.27%     1.25%
                                                                       --------   --------  --------  --------  --------

                                                                               ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                       --------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR       YEAR
                                                                         ENDED      ENDED     ENDED     ENDED      ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                         2018       2017      2016      2015       2014
                                                                       --------   --------  --------  --------   --------
Net Asset Value, Beginning of Year.................................... $  23.71   $  21.27  $  19.06  $  22.88   $  24.82
                                                                       --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.84       0.74      0.71      0.75       0.83
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (2.76)      2.45      2.24     (3.51)     (1.81)
                                                                       --------   --------  --------  --------   --------
       Total from Investment Operations...............................    (1.92)      3.19      2.95     (2.76)     (0.98)
                                                                       --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
                                                                       --------   --------  --------  --------   --------
       Total Distributions............................................    (0.96)     (0.75)    (0.74)    (1.06)     (0.96)
                                                                       --------   --------  --------  --------   --------
Net Asset Value, End of Year.......................................... $  20.83   $  23.71  $  21.27  $  19.06   $  22.88
                                                                       ========   ========  ========  ========   ========
Total Return..........................................................    (8.51%)    15.70%    16.18%   (12.19%)    (3.84%)
                                                                       --------   --------  --------  --------   --------
Net Assets, End of Year (thousands)................................... $346,335   $332,153  $251,575  $200,270   $364,117
Ratio of Expenses to Average Net Assets (B)...........................     0.54%      0.54%     0.54%     0.55%      0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................     0.64%      0.64%     0.64%     0.57%      0.55%
Ratio of Net Investment Income to Average Net Assets..................     3.57%      3.41%     3.57%     3.67%      3.53%
                                                                       --------   --------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                       ---------------------------------------------
                                                                         YEAR     YEAR      YEAR     YEAR     YEAR
                                                                         ENDED    ENDED     ENDED    ENDED    ENDED
                                                                        OCT 31,  OCT 31,   OCT 31,  OCT 31,  OCT 31,
                                                                         2018     2017      2016     2015     2014
-                                                                      -------   -------  -------   -------  -------
Net Asset Value, Beginning of Year.................................... $ 32.67   $ 27.21  $ 35.50   $ 35.92  $ 36.96
                                                                       -------   -------  -------   -------  -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................    0.85      0.87     1.18      1.06     0.95
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (3.65)     6.67    (6.55)     1.95    (0.65)
                                                                       -------   -------  -------   -------  -------
       Total from Investment Operations...............................   (2.80)     7.54    (5.37)     3.01     0.30
                                                                       -------   -------  -------   -------  -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.79)    (0.93)   (1.29)    (1.05)   (0.93)
   Net Realized Gains.................................................   (2.13)    (1.15)   (1.63)    (2.38)   (0.41)
                                                                       -------   -------  -------   -------  -------
       Total Distributions............................................   (2.92)    (2.08)   (2.92)    (3.43)   (1.34)
                                                                       -------   -------  -------   -------  -------
Net Asset Value, End of Year.......................................... $ 26.95   $ 32.67  $ 27.21   $ 35.50  $ 35.92
                                                                       =======   =======  =======   =======  =======
Total Return..........................................................   (9.34%)   29.28%  (16.20%)    9.43%    0.73%
                                                                       -------   -------  -------   -------  -------
Net Assets, End of Year (thousands)................................... $36,351   $45,177  $32,323   $35,637  $35,050
Ratio of Expenses to Average Net Assets (B)...........................    0.58%     0.59%    0.59%     0.58%    0.58%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................    0.68%     0.71%    0.71%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets..................    2.75%     2.93%    3.87%     2.99%    2.50%
                                                                       -------   -------  -------   -------  -------

                                                                               CONTINENTAL SMALL COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
-                                                                      --------   --------  --------  --------  --------
Net Asset Value, Beginning of Year.................................... $  28.24   $  21.48  $  20.74  $  19.34  $  20.26
                                                                       --------   --------  --------  --------  --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.61       0.45      0.43      0.43      0.42
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (3.68)      6.73      0.72      1.38     (0.90)
                                                                       --------   --------  --------  --------  --------
       Total from Investment Operations...............................    (3.07)      7.18      1.15      1.81     (0.48)
                                                                       --------   --------  --------  --------  --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.59)     (0.42)    (0.41)    (0.41)    (0.44)
   Net Realized Gains.................................................    (0.21)        --        --        --        --
                                                                       --------   --------  --------  --------  --------
       Total Distributions............................................    (0.80)     (0.42)    (0.41)    (0.41)    (0.44)
                                                                       --------   --------  --------  --------  --------
Net Asset Value, End of Year.......................................... $  24.37   $  28.24  $  21.48  $  20.74  $  19.34
                                                                       ========   ========  ========  ========  ========
Total Return..........................................................   (11.14%)    33.68%     5.70%     9.37%    (2.68%)
                                                                       --------   --------  --------  --------  --------
Net Assets, End of Year (thousands)................................... $645,651   $592,347  $292,117  $278,024  $168,961
Ratio of Expenses to Average Net Assets (B)...........................     0.54%      0.56%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor)............................................................     0.64%      0.66%     0.64%     0.58%     0.56%
Ratio of Net Investment Income to Average Net Assets..................     2.16%      1.78%     2.08%     2.09%     1.97%
                                                                       --------   --------  --------  --------  --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ------------------------------------------------------------
                                                         YEAR         YEAR        YEAR        YEAR         YEAR
                                                         ENDED        ENDED       ENDED       ENDED        ENDED
                                                        OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                         2018         2017        2016        2015         2014
                                                      ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year................... $     5.07   $     5.23  $     5.27  $     5.63   $     5.48
                                                      ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..................       0.22         0.21        0.20        0.19         0.22
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................      (0.22)        0.04       (0.15)      (0.22)        0.19
                                                      ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations..............         --         0.25        0.05       (0.03)        0.41
                                                      ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income.............................      (0.22)       (0.41)      (0.09)      (0.33)       (0.26)
   Net Realized Gains................................         --           --          --          --           --
                                                      ----------   ----------  ----------  ----------   ----------
       Total Distributions...........................      (0.22)       (0.41)      (0.09)      (0.33)       (0.26)
                                                      ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year......................... $     4.85   $     5.07  $     5.23  $     5.27   $     5.63
                                                      ==========   ==========  ==========  ==========   ==========
Total Return.........................................      (0.24%)       5.46%       1.05%      (0.37%)       8.21%
                                                      ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).................. $5,442,507   $5,497,753  $4,181,623  $3,540,092   $3,088,376
Ratio of Expenses to Average Net Assets *............       0.28%        0.28%       0.28%       0.32%        0.38%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  Fees Paid Indirectly) *                                   0.28%        0.28%       0.28%       0.32%        0.38%
Ratio of Net Investment Income to Average Net Assets.       4.27%        4.19%       3.71%       3.64%        4.14%
Portfolio Turnover Rate..............................          5%           1%          1%          2%           1%
                                                      ----------   ----------  ----------  ----------   ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:                                                   N/A          N/A         N/A         N/A          N/A
                                                      ----------   ----------  ----------  ----------   ----------

                                                                     DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ----------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED          ENDED
                                                         OCT 31,        OCT 31,        OCT 31,        OCT 31,        OCT 31,
                                                          2018           2017           2016           2015           2014
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Year................... $    10.90     $    10.84     $    10.59     $    10.63     $     9.59
                                                      ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..................       0.48           0.43           0.27           0.44           0.31
   Net Gains (Losses) on Securities (Realized and
     Unrealized).....................................      (0.26)          0.15           0.23          (0.09)          1.05
                                                      ----------     ----------     ----------     ----------     ----------
       Total from Investment Operations..............       0.22           0.58           0.50           0.35           1.36
                                                      ----------     ----------     ----------     ----------     ----------
Less Distributions:
-------------------
   Net Investment Income.............................      (0.34)         (0.49)         (0.25)         (0.39)         (0.32)
   Net Realized Gains................................      (0.07)         (0.03)            --             --             --
                                                      ----------     ----------     ----------     ----------     ----------
       Total Distributions...........................      (0.41)         (0.52)         (0.25)         (0.39)         (0.32)
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Year......................... $    10.71     $    10.90     $    10.84     $    10.59     $    10.63
                                                      ==========     ==========     ==========     ==========     ==========
Total Return.........................................       1.91%          5.82%          4.87%          3.44%         14.98%
                                                      ----------     ----------     ----------     ----------     ----------
Net Assets, End of Year (thousands).................. $7,475,924     $6,753,782     $4,888,955     $4,059,916     $3,305,472
Ratio of Expenses to Average Net Assets *............       0.24%(B)       0.24%(B)       0.24%(B)       0.27%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor and
  Fees Paid Indirectly) *                                   0.35%(B)       0.37%(B)       0.38%(B)       0.45%(B)       0.55%(B)
Ratio of Net Investment Income to Average Net Assets.       4.42%          4.03%          2.45%          4.16%          3.21%
Portfolio Turnover Rate..............................          3%             2%             2%             1%           N/A
                                                      ----------     ----------     ----------     ----------     ----------
* The Ratio of Expenses to Average Net Assets is
  inclusive of acquired fund fees and expenses
  incurred by the Portfolio indirectly as a result
  of Portfolio's investment in Underlying Funds as
  follows:                                                  0.13%          0.15%          0.16%          0.22%          0.26%
                                                      ----------     ----------     ----------     ----------     ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                             ----------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR         YEAR         YEAR
                                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                                                OCT 31,      OCT 31,      OCT 31,      OCT 31,      OCT 31,
                                                                 2018         2017         2016         2015         2014
                                                             -----------   -----------  -----------  -----------  -----------
Net Asset Value, Beginning of Year.......................... $     23.51   $     19.31  $     19.44  $     19.55  $     20.17
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................        0.47          0.39         0.44         0.38         0.37
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       (3.44)         4.72         0.29         0.22        (0.34)
                                                             -----------   -----------  -----------  -----------  -----------
       Total from Investment Operations.....................       (2.97)         5.11         0.73         0.60         0.03
                                                             -----------   -----------  -----------  -----------  -----------
Less Distributions:
-------------------
   Net Investment Income....................................       (0.56)        (0.29)       (0.58)       (0.37)       (0.35)
   Net Realized Gains.......................................       (0.74)        (0.62)       (0.28)       (0.34)       (0.30)
                                                             -----------   -----------  -----------  -----------  -----------
       Total Distributions..................................       (1.30)        (0.91)       (0.86)       (0.71)       (0.65)
                                                             -----------   -----------  -----------  -----------  -----------
Net Asset Value, End of Year................................ $     19.24   $     23.51  $     19.31  $     19.44  $     19.55
                                                             ===========   ===========  ===========  ===========  ===========
Total Return................................................      (13.37%)       27.49%        4.09%        3.31%        0.13%
                                                             -----------   -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)......................... $13,787,695   $16,162,471  $13,009,729  $12,577,575  $11,684,771
Ratio of Expenses to Average Net Assets.....................        0.68%         0.68%        0.68%        0.69%        0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly).......        0.68%         0.68%        0.68%        0.69%        0.68%
Ratio of Net Investment Income to Average Net Assets........        2.10%         1.85%        2.38%        1.94%        1.78%
Portfolio Turnover Rate.....................................          23%           21%          19%          18%           8%
                                                             -----------   -----------  -----------  -----------  -----------

                                                                         INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR        YEAR         YEAR
                                                                ENDED        ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018         2017        2016        2015         2014
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    13.33   $    10.78  $    10.76  $    11.26   $    11.75
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.32         0.28        0.28        0.28         0.32
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (1.56)        2.57        0.05       (0.41)       (0.43)
                                                             ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations.....................      (1.24)        2.85        0.33       (0.13)       (0.11)
                                                             ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.30)       (0.28)      (0.27)      (0.27)       (0.30)
   Net Realized Gains.......................................      (0.05)       (0.02)      (0.04)      (0.10)       (0.08)
                                                             ----------   ----------  ----------  ----------   ----------
       Total Distributions..................................      (0.35)       (0.30)      (0.31)      (0.37)       (0.38)
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    11.74   $    13.33  $    10.78  $    10.76   $    11.26
                                                             ==========   ==========  ==========  ==========   ==========
Total Return................................................      (9.52%)      26.83%       3.21%      (1.14%)      (1.05%)
                                                             ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $2,441,217   $2,529,852  $1,856,474  $1,594,914   $1,305,553
Ratio of Expenses to Average Net Assets.....................       0.48%        0.49%       0.49%       0.50%        0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly).......       0.48%        0.49%       0.49%       0.50%        0.49%
Ratio of Net Investment Income to Average Net Assets........       2.40%        2.36%       2.73%       2.50%        2.64%
Portfolio Turnover Rate.....................................         12%           5%          4%          8%           8%
                                                             ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              INTERNATIONAL HIGH RELATIVE
                               PROFITABILITY PORTFOLIO               WORLD EX U.S. VALUE PORTFOLIO
                              -------------------         --------------------------------------------------
                                              PERIOD
                                YEAR         MAY 16,        YEAR       YEAR      YEAR      YEAR       YEAR
                                ENDED       2017(A) TO      ENDED      ENDED     ENDED     ENDED      ENDED
                               OCT 31,       OCT 31,       OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                2018           2017         2018       2017      2016      2015       2014
                              --------    ----------      --------   --------  --------  --------   --------
Net Asset Value,
  Beginning of Period........ $  10.68     $ 10.00        $  12.71   $  10.31  $  10.28  $  11.43   $  11.93
                              --------     -------        --------   --------  --------  --------   --------
Income from Investment
  Operations
----------------------
   Net Investment Income
     (Loss) (A)..............     0.26        0.08            0.34       0.31      0.31      0.30       0.42
   Net Gains (Losses) on
     Securities
     (Realized and
     Unrealized).............    (1.01)       0.66           (1.48)      2.33      0.03     (1.18)     (0.50)
                              --------     -------        --------   --------  --------  --------   --------
       Total from
         Investment
         Operations..........    (0.75)       0.74           (1.14)      2.64      0.34     (0.88)     (0.08)
                              --------     -------        --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income.....    (0.22)      (0.06)          (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
                              --------     -------        --------   --------  --------  --------   --------
       Total
         Distributions.......    (0.22)      (0.06)          (0.41)     (0.24)    (0.31)    (0.27)     (0.42)
                              --------     -------        --------   --------  --------  --------   --------
Net Asset Value, End of
  Period..................... $   9.71     $ 10.68        $  11.16   $  12.71  $  10.31  $  10.28   $  11.43
                              ========     =======        ========   ========  ========  ========   ========
Total Return.................    (7.20%)      7.38%(C)       (9.22%)    25.97%     3.54%    (7.77%)    (0.81%)
                              --------     -------        --------   --------  --------  --------   --------
Net Assets, End of
  Period (thousands)......... $266,868     $67,793        $240,668   $246,551  $188,154  $155,301   $113,951
Ratio of Expenses to
  Average Net Assets *.......     0.35%       0.31%(D)(E)     0.52%      0.52%     0.53%     0.53%      0.57%
Ratio of Expenses to
  Average Net Assets
  (Excluding Fees
  (Waived), (Expenses
  Reimbursed), and/or
  Previously Waived Fees
  Recovered by Advisor
  and Fees Paid
  Indirectly) *..............     0.35%       0.65%(D)(E)     0.74%      0.75%     0.76%     0.75%      0.76%
Ratio of Net Investment
  Income to Average Net
  Assets.....................     2.41%       1.76%(D)(E)     2.72%      2.69%     3.20%     2.69%      3.54%
Portfolio Turnover Rate......        9%          2%            N/A        N/A       N/A       N/A        N/A
                              --------     -------        --------   --------  --------  --------   --------
* The Ratio of Expenses
  to Average Net Assets
  is inclusive of
  acquired fund fees and
  expenses incurred by
  the Portfolio
  indirectly as a result
  of Portfolio's
  investment in
  Underlying Funds as
  follows:...................      N/A         N/A            0.24%      0.25%     0.26%     0.25%      0.23%
                              --------     -------        --------   --------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                                  --------------------------------------------------
                                                                    YEAR       YEAR      YEAR      YEAR       YEAR
                                                                    ENDED      ENDED     ENDED     ENDED      ENDED
                                                                   OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                    2018       2017      2016      2015       2014
                                                                  --------   --------  --------  --------   --------
Net Asset Value, Beginning of Period............................. $  15.06   $  12.04  $  11.44  $  12.08   $  12.46
                                                                  --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..............................     0.31       0.28      0.25      0.23       0.23
   Net Gains (Losses) on Securities (Realized and Unrealized)....    (2.29)      3.01      0.55     (0.58)     (0.22)
                                                                  --------   --------  --------  --------   --------
       Total from Investment Operations..........................    (1.98)      3.29      0.80     (0.35)      0.01
                                                                  --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income.........................................    (0.30)     (0.27)    (0.20)    (0.26)     (0.24)
   Net Realized Gains............................................    (0.26)        --        --     (0.03)     (0.15)
                                                                  --------   --------  --------  --------   --------
       Total Distributions.......................................    (0.56)     (0.27)    (0.20)    (0.29)     (0.39)
                                                                  --------   --------  --------  --------   --------
Net Asset Value, End of Period................................... $  12.52   $  15.06  $  12.04  $11.44 $      12.08
                                                                  ========   ========  ========  ========   ========
Total Return.....................................................   (13.56%)    27.61%     7.18%    (2.88%)     0.06%
                                                                  --------   --------  --------  --------   --------
Net Assets, End of Period (thousands)............................ $460,155   $466,504  $281,212  $227,731   $151,096
Ratio of Expenses to Average Net Assets *........................     0.66%      0.67%     0.76%     0.65%      0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly) *..................................................     0.66%      0.67%     0.77%     1.06%      1.17%
Ratio of Net Investment Income to Average Net Assets.............     2.08%      2.04%     2.18%     1.95%      1.84%
Portfolio Turnover Rate..........................................       24%        17%       28%        1%         0%
                                                                  --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:..............................................      N/A        N/A       N/A      0.45%      0.51%
                                                                  --------   --------  --------  --------   --------

                                                                              WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                                  ----------------------------------------------------------
                                                                     YEAR         YEAR        YEAR        YEAR        YEAR
                                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                                    OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                     2018         2017        2016        2015        2014
                                                                  ----------   ----------  ----------  ----------   --------
Net Asset Value, Beginning of Period............................. $    12.15   $     9.93  $     9.83  $    10.49   $  10.77
                                                                  ----------   ----------  ----------  ----------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)..............................       0.31         0.27        0.26        0.26       0.28
   Net Gains (Losses) on Securities (Realized and Unrealized)....      (1.52)        2.21        0.08       (0.72)     (0.27)
                                                                  ----------   ----------  ----------  ----------   --------
       Total from Investment Operations..........................      (1.21)        2.48        0.34       (0.46)      0.01
                                                                  ----------   ----------  ----------  ----------   --------
Less Distributions:
-------------------
   Net Investment Income.........................................      (0.29)       (0.26)      (0.24)      (0.20)     (0.28)
   Net Realized Gains............................................         --           --          --          --      (0.01)
                                                                  ----------   ----------  ----------  ----------   --------
       Total Distributions.......................................      (0.29)       (0.26)      (0.24)      (0.20)     (0.29)
                                                                  ----------   ----------  ----------  ----------   --------
Net Asset Value, End of Period................................... $    10.65   $    12.15  $     9.93  $     9.83   $  10.49
                                                                  ==========   ==========  ==========  ==========   ========
Total Return.....................................................     (10.22%)      25.33%       3.58%      (4.50%)    (0.04%)
                                                                  ----------   ----------  ----------  ----------   --------
Net Assets, End of Period (thousands)............................ $3,129,791   $2,805,367  $1,656,445  $1,170,828   $406,648
Ratio of Expenses to Average Net Assets *........................       0.39%        0.40%       0.47%       0.47%      0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly) *..................................................       0.37%        0.40%       0.47%       0.52%      0.88%
Ratio of Net Investment Income to Average Net Assets.............       2.56%        2.48%       2.67%       2.54%      2.59%
Portfolio Turnover Rate..........................................          4%           4%          1%          1%         0%
                                                                  ----------   ----------  ----------  ----------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:..............................................        N/A          N/A         N/A        0.03%      0.43%
                                                                  ----------   ----------  ----------  ----------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  WORLD CORE EQUITY PORTFOLIO
                                                                       -------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR      YEAR
                                                                         ENDED      ENDED     ENDED     ENDED     ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,   OCT 31,
                                                                         2018       2017      2016      2015      2014
                                                                       --------   --------  --------  --------   -------
Net Asset Value, Beginning of Year.................................... $  16.06   $  13.14  $  12.94  $  13.33   $ 12.71
                                                                       --------   --------  --------  --------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.31       0.29      0.27      0.26      0.17
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.64)      2.98      0.20     (0.35)     0.87
                                                                       --------   --------  --------  --------   -------
       Total from Investment Operations...............................    (0.33)      3.27      0.47     (0.09)     1.04
                                                                       --------   --------  --------  --------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.30)     (0.30)    (0.26)    (0.26)    (0.24)
   Net Realized Gains.................................................    (0.03)     (0.05)    (0.01)    (0.04)    (0.18)
                                                                       --------   --------  --------  --------   -------
       Total Distributions............................................    (0.33)     (0.35)    (0.27)    (0.30)    (0.42)
                                                                       --------   --------  --------  --------   -------
Net Asset Value, End of Year.......................................... $  15.40   $  16.06  $  13.14  $  12.94   $ 13.33
                                                                       ========   ========  ========  ========   =======
Total Return..........................................................    (2.16%)    25.14%     3.73%    (0.61%)    8.36%
                                                                       --------   --------  --------  --------   -------
Net Assets, End of Year (thousands)................................... $741,512   $546,891  $370,229  $202,655   $75,707
Ratio of Expenses to Average Net Assets *(B)..........................     0.35%      0.35%     0.35%     0.35%     0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees...............
(Waived), (Expenses Reimbursed), and/or Previously Waived.............
Fees Recovered by Advisor) *..........................................     0.59%      0.60%     0.64%     0.65%     0.97%
Ratio of Net Investment Income to Average Net Assets..................     1.89%      1.95%     2.14%     1.95%     1.27%
                                                                       --------   --------  --------  --------   -------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:...................................................     0.27%      0.28%     0.31%     0.32%     0.31%
                                                                       --------   --------  --------  --------   -------

                                                                           SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                       --------------------------------------------------
                                                                         YEAR       YEAR      YEAR      YEAR       YEAR
                                                                         ENDED      ENDED     ENDED     ENDED      ENDED
                                                                        OCT 31,    OCT 31,   OCT 31,   OCT 31,    OCT 31,
                                                                         2018       2017      2016      2015       2014
                                                                       --------   --------  --------  --------   --------
Net Asset Value, Beginning of Year.................................... $  16.52   $  13.67  $  13.50  $  14.20   $  13.63
                                                                       --------   --------  --------  --------   --------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................     0.31       0.29      0.26      0.27       0.27
   Net Gains (Losses) on Securities (Realized and Unrealized).........    (0.66)      2.98      0.30     (0.34)      0.76
                                                                       --------   --------  --------  --------   --------
       Total from Investment Operations...............................    (0.35)      3.27      0.56     (0.07)      1.03
                                                                       --------   --------  --------  --------   --------
Less Distributions:
-------------------
   Net Investment Income..............................................    (0.27)     (0.30)    (0.35)    (0.42)     (0.32)
   Net Realized Gains.................................................    (0.19)     (0.12)    (0.04)    (0.21)     (0.14)
                                                                       --------   --------  --------  --------   --------
       Total Distributions............................................    (0.46)     (0.42)    (0.39)    (0.63)     (0.46)
                                                                       --------   --------  --------  --------   --------
Net Asset Value, End of Year.......................................... $  15.71   $  16.52  $  13.67  $  13.50   $  14.20
                                                                       ========   ========  ========  ========   ========
Total Return..........................................................    (2.28%)    24.54%     4.32%    (0.34%)     7.83%
                                                                       --------   --------  --------  --------   --------
Net Assets, End of Year (thousands)................................... $403,195   $402,204  $289,904  $245,106   $147,276
Ratio of Expenses to Average Net Assets *(B)..........................     0.34%      0.35%     0.35%     0.40%      0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees...............
(Waived), (Expenses Reimbursed), and/or Previously Waived.............
Fees Recovered by Advisor) *..........................................     0.60%      0.62%     0.64%     0.66%      0.69%
Ratio of Net Investment Income to Average Net Assets..................     1.87%      1.90%     2.03%     1.93%      1.94%
                                                                       --------   --------  --------  --------   --------
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio
  indirectly as a result of Portfolio's investment in Underlying
  Funds as follows:...................................................     0.29%      0.29%     0.32%     0.33%      0.34%
                                                                       --------   --------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              EMERGING MARKETS PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR        YEAR         YEAR
                                                                ENDED        ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018         2017        2016        2015         2014
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    29.55   $    24.12  $    22.17  $    26.64   $    26.97
                                                             ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.61         0.49        0.45        0.49         0.56
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (4.14)        5.43        1.95       (4.54)       (0.20)
                                                             ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations.....................      (3.53)        5.92        2.40       (4.05)        0.36
                                                             ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.56)       (0.49)      (0.45)      (0.42)       (0.53)
   Net Realized Gains.......................................         --           --          --          --        (0.16)
                                                             ----------   ----------  ----------  ----------   ----------
       Total Distributions..................................      (0.56)       (0.49)      (0.45)      (0.42)       (0.69)
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    25.46   $    29.55  $    24.12  $    22.17   $    26.64
                                                             ==========   ==========  ==========  ==========   ==========
Total Return................................................     (12.14%)      24.83%      11.01%     (15.24%)       1.33%
                                                             ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $5,394,188   $6,632,914  $4,915,400  $4,321,530   $4,073,698
Ratio of Expenses to Average Net Assets (B).................       0.47%        0.50%       0.56%       0.57%        0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.57%        0.60%       0.66%       0.60%        0.56%
Ratio of Net Investment Income to Average Net Assets........       2.08%        1.88%       2.04%       1.97%        2.11%
                                                             ----------   ----------  ----------  ----------   ----------

                                                                         EMERGING MARKETS SMALL CAP PORTFOLIO
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR        YEAR         YEAR
                                                                ENDED        ENDED       ENDED       ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                2018         2017        2016        2015         2014
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year.......................... $    23.49   $    20.39  $    18.51  $    21.42   $    21.10
                                                             ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.53         0.49        0.45        0.43         0.43
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (4.22)        3.58        2.04       (2.53)        0.62
                                                             ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations.....................      (3.69)        4.07        2.49       (2.10)        1.05
                                                             ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.53)       (0.51)      (0.47)      (0.41)       (0.40)
   Net Realized Gains.......................................      (0.55)       (0.46)      (0.14)      (0.40)       (0.33)
                                                             ----------   ----------  ----------  ----------   ----------
       Total Distributions..................................      (1.08)       (0.97)      (0.61)      (0.81)       (0.73)
                                                             ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year................................ $    18.72   $    23.49  $    20.39  $    18.51   $    21.42
                                                             ==========   ==========  ==========  ==========   ==========
Total Return................................................     (16.45%)      21.00%      13.96%      (9.88%)       5.12%
                                                             ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)......................... $6,304,406   $7,249,717  $5,459,509  $4,845,174   $4,860,603
Ratio of Expenses to Average Net Assets (B).................       0.70%        0.73%       0.72%       0.73%        0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.90%        0.93%       0.92%       0.78%        0.72%
Ratio of Net Investment Income to Average Net Assets........       2.31%        2.32%       2.43%       2.16%        2.02%
                                                             ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       ---------------------------------------------
                                                                         YEAR      YEAR     YEAR      YEAR      YEAR
                                                                         ENDED     ENDED    ENDED     ENDED     ENDED
                                                                        OCT 31,   OCT 31,  OCT 31,   OCT 31,   OCT 31,
                                                                         2018      2017     2016      2015      2014
                                                                       -------    -------  -------  -------   -------
Net Asset Value, Beginning of Year.................................... $ 30.13    $ 24.71  $ 22.18  $ 27.79   $ 29.27
                                                                       -------    -------  -------  -------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................    0.63       0.31     0.46     0.49      0.59
   Net Gains (Losses) on Securities (Realized and Unrealized).........   (3.48)      5.60     2.75    (5.61)    (1.10)
                                                                       -------    -------  -------  -------   -------
       Total from Investment Operations...............................   (2.85)      5.91     3.21    (5.12)    (0.51)
                                                                       -------    -------  -------  -------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................   (0.64)     (0.49)   (0.68)   (0.49)    (0.55)
   Net Realized Gains.................................................      --         --       --       --     (0.42)
                                                                       -------    -------  -------  -------   -------
       Total Distributions............................................   (0.64)     (0.49)   (0.68)   (0.49)    (0.97)
                                                                       -------    -------  -------  -------   -------
Net Asset Value, End of Year.......................................... $ 26.64    $ 30.13  $ 24.71  $ 22.18   $ 27.79
                                                                       =======    =======  =======  =======   =======
Total Return..........................................................   (9.66%)    24.11%   14.98%  (18.49%)   (1.75%)
                                                                       -------    -------  -------  -------   -------
Net Assets, End of Year (thousands)................................... $25,150    $31,198  $97,923  $74,076   $99,066
Ratio of Expenses to Average Net Assets (B)...........................    0.80%      0.81%    0.81%    0.81%     0.80%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor and (Fees Paid Indirectly) (B)..............................    0.90%      0.91%    0.91%    0.84%     0.80%
Ratio of Net Investment Income to Average Net Assets..................    2.07%      1.19%    2.08%    1.93%     2.09%
                                                                       -------    -------  -------  -------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   -----------------------------------------------------------------
                                                       YEAR         YEAR         YEAR          YEAR          YEAR
                                                       ENDED        ENDED        ENDED         ENDED         ENDED
                                                      OCT 31,      OCT 31,      OCT 31,       OCT 31,       OCT 31,
                                                       2018         2017         2016          2015          2014
                                                   -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year................ $     30.32   $     24.84  $     22.22  $     27.81   $     29.28
                                                   -----------   -----------  -----------  -----------   -----------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A)...............        0.73          0.61         0.51         0.54          0.66
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................       (3.53)         5.40         2.77        (5.60)        (1.10)
                                                   -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations...........       (2.80)         6.01         3.28        (5.06)        (0.44)
                                                   -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income..........................       (0.71)        (0.53)       (0.66)       (0.53)        (0.61)
   Net Realized Gains.............................          --            --           --           --         (0.42)
                                                   -----------   -----------  -----------  -----------   -----------
       Total Distributions........................       (0.71)        (0.53)       (0.66)       (0.53)        (1.03)
                                                   -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year...................... $     26.81   $     30.32  $     24.84  $     22.22   $     27.81
                                                   ===========   ===========  ===========  ===========   ===========
Total Return......................................       (9.45%)       24.41%       15.23%      (18.27%)       (1.51%)
Net Assets, End of Year (thousands)............... $16,431,410   $19,383,230  $16,304,321  $14,834,888   $18,647,276
Ratio of Expenses to Average Net Assets (B).......        0.54%         0.57%        0.56%        0.56%         0.55%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived Fees
  Recovered by Advisor and Fees Paid Indirectly)
  (B).............................................        0.64%         0.67%        0.66%        0.59%         0.55%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.37%         2.23%        2.31%        2.12%         2.35%
                                                   -----------   -----------  -----------  -----------   -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           EMERGING MARKETS CORE EQUITY PORTFOLIO
                                             -----------------------------------------------------------------
                                                 YEAR         YEAR         YEAR          YEAR         YEAR
                                                 ENDED        ENDED        ENDED         ENDED        ENDED
                                                OCT 31,      OCT 31,      OCT 31,       OCT 31,      OCT 31,
                                                 2018         2017         2016          2015         2014
                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, Beginning of Year.......... $     22.38   $     18.40  $     16.81  $     20.08   $     20.09
                                             -----------   -----------  -----------  -----------   -----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........        0.50          0.42         0.37         0.39          0.42
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       (3.47)         3.95         1.59        (3.29)        (0.03)
                                             -----------   -----------  -----------  -----------   -----------
       Total from Investment Operations.....       (2.97)         4.37         1.96        (2.90)         0.39
                                             -----------   -----------  -----------  -----------   -----------
Less Distributions:
-------------------
   Net Investment Income....................       (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------   -----------  -----------  -----------   -----------
       Total Distributions..................       (0.46)        (0.39)       (0.37)       (0.37)        (0.40)
                                             -----------   -----------  -----------  -----------   -----------
Net Asset Value, End of Year................ $     18.95   $     22.38  $     18.40  $     16.81   $     20.08
                                             ===========   ===========  ===========  ===========   ===========
Total Return................................      (13.48%)       24.02%       11.87%      (14.49%)        1.89%
                                             -----------   -----------  -----------  -----------   -----------
Net Assets, End of Year (thousands)......... $25,372,759   $27,085,722  $18,712,966  $14,856,878   $15,727,547
Ratio of Expenses to Average Net Assets.....        0.52%         0.55%        0.61%        0.62%         0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Fees (Waived), (Expenses
  Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees
  Paid Indirectly)..........................        0.52%         0.56%        0.61%        0.62%         0.61%
Ratio of Net Investment Income to
  Average Net Assets........................        2.25%         2.08%        2.20%        2.06%         2.10%
Portfolio Turnover Rate.....................           4%            4%           3%           5%            2%
                                             -----------   -----------  -----------  -----------   -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, eight invest all of their assets in a corresponding series or fund (each such Portfolio, a "Feeder Fund"). Of the Feeder Funds, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests all of its assets in the Dimensional Emerging Markets Value Fund ("DEM") (each such series within DFAITC and DEM, a "Master Fund"). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a "Fund of Funds"). The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an "Underlying Fund"). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio invest in three Underlying Funds within the Fund each. As of October 31, 2018, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FEEDER FUNDS                                       MASTER/UNDERLYING FUNDS                            AT 10/31/18
------------                                       -----------------------                            -----------
U.S. Large Cap Value Portfolio                     The U.S. Large Cap Value Series                        86%
Japanese Small Company Portfolio                   The Japanese Small Company Series                      16%
Asia Pacific Small Company Portfolio               The Asia Pacific Small Company Series                  20%
United Kingdom Small Company Portfolio             The United Kingdom Small Company Series                 2%
Continental Small Company Portfolio                The Continental Small Company Series                   12%
Emerging Markets Portfolio                         The Emerging Markets Series                            99%
Emerging Markets Small Cap Portfolio               The Emerging Markets Small Cap Series                  99%
Emerging Markets Value Portfolio                   Dimensional Emerging Markets Value Fund                99%

                                                                                                      PERCENTAGE
                                                                                                       OWNERSHIP
FUND OF FUNDS                                      MASTER/UNDERLYING FUNDS                            AT 10/31/18
-------------                                      -----------------------                            -----------
International Small Company Portfolio              The Continental Small Company Series                   87%
                                                   The Japanese Small Company Series                      84%
                                                   The United Kingdom Small Company Series                97%
                                                   The Asia Pacific Small Company Series                  80%
                                                   The Canadian Small Company Series                      98%
Global Small Company Portfolio                     U.S. Small Cap Portfolio                               --
                                                   The Continental Small Company Series                   --
                                                   The Japanese Small Company Series                      --
                                                   The Asia Pacific Small Company Series                  --

                                                                                                       PERCENTAGE
                                                                                                       OWNERSHIP
FUND OF FUNDS                                      MASTER/UNDERLYING FUNDS                            AT 10/31/18
-------------                                      -----------------------                            -----------
                                                   The Canadian Small Company Series                           --
                                                   The Emerging Markets Small Cap Series                       --
                                                   The United Kingdom Small Company Series                     --
DFA Global Real Estate Securities Portfolio*       DFA Real Estate Securities Portfolio                        16%
                                                   DFA International Real Estate Securities Portfolio          47%
World ex U.S. Value Portfolio                      Dimensional Emerging Markets Value Fund                     --
                                                   DFA International Small Cap Value Portfolio                 --
                                                   The DFA International Value Series                           1%
World Core Equity Portfolio                        U.S. Core Equity 1 Portfolio                                 2%
                                                   International Core Equity Portfolio                          1%
                                                   Emerging Markets Core Equity Portfolio                      --
Selectively Hedged Global Equity Portfolio         U.S. Core Equity 2 Portfolio                                 1%
                                                   International Core Equity Portfolio                         --
                                                   Emerging Markets Core Equity Portfolio                      --

* The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each Feeder Fund and Fund of Funds invests primarily in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio, and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio.................................... 0.20%
U.S. Large Cap Equity Portfolio.......................................... 0.15%
U.S. Large Cap Value Portfolio........................................... 0.25%
U.S. Targeted Value Portfolio............................................ 0.35%
U.S. Small Cap Value Portfolio........................................... 0.50%
U.S. Core Equity 1 Portfolio............................................. 0.17%
U.S. Core Equity 2 Portfolio............................................. 0.20%
U.S. Vector Equity Portfolio............................................. 0.30%
U.S. Small Cap Portfolio................................................. 0.35%

U.S. Micro Cap Portfolio................................................. 0.50%
U.S. High Relative Profitability Portfolio............................... 0.20%
DFA Real Estate Securities Portfolio..................................... 0.17%
Large Cap International Portfolio........................................ 0.20%
International Core Equity Portfolio...................................... 0.27%
International Small Company Portfolio.................................... 0.40%
Global Small Company Portfolio........................................... 0.45%
Japanese Small Company Portfolio......................................... 0.50%
Asia Pacific Small Company Portfolio..................................... 0.50%
United Kingdom Small Company Portfolio................................... 0.50%
Continental Small Company Portfolio...................................... 0.50%
DFA International Real Estate Securities Portfolio....................... 0.25%
DFA Global Real Estate Securities Portfolio.............................. 0.20%
DFA International Small Cap Value Portfolio.............................. 0.65%
International Vector Equity Portfolio.................................... 0.45%
International High Relative Profitability Portfolio...................... 0.25%
World ex U.S. Value Portfolio............................................ 0.47%
World ex U.S. Targeted Value Portfolio................................... 0.58%
World ex U.S. Core Equity Portfolio...................................... 0.32%
World Core Equity Portfolio.............................................. 0.30%
Selectively Hedged Global Equity Portfolio............................... 0.30%
Emerging Markets Portfolio............................................... 0.42%
Emerging Markets Small Cap Portfolio..................................... 0.65%
Emerging Markets Value Portfolio......................................... 0.50%
Emerging Markets Core Equity Portfolio................................... 0.47%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreements (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2019, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2018, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. With respect to the World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio's proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

                                                                                             NET WAIVED
                                                                          RECOVERY         FEES/EXPENSES      PREVIOUSLY WAIVED
                                                                       OF PREVIOUSLY     ASSUMED (RECOVERED     FEES/ EXPENSES
                                                   EXPENSE LIMITATION   WAIVED FEES/     PREVIOUSLY WAIVED     ASSUMED SUBJECT
INSTITUTIONAL CLASS SHARES                               AMOUNT       EXPENSES ASSUMED FEES/EXPENSES ASSUMED) TO FUTURE RECOVERY
--------------------------                         ------------------ ---------------- ---------------------- ------------------
Enhanced U.S. Large Company Portfolio (1).........        0.15%            $    1             $   287              $   445
U.S. Large Cap Equity Portfolio (1)...............        0.19%                --                  --                   --
U.S. Large Cap Value Portfolio (2)................        0.25%                --              25,540                   --
U.S. Targeted Value Portfolio (3).................        0.50%                --                  --                   --
U.S. Core Equity 1 Portfolio (1)..................        0.23%                --                  --                   --
U.S. Core Equity 2 Portfolio (1)..................        0.26%                --                  --                   --
U.S. Vector Equity Portfolio (1)..................        0.36%                --                  --                   --
U.S. High Relative Profitability Portfolio (4)....        0.25%                 6                  74                  130
DFA Real Estate Securities Portfolio (1)..........        0.18%                 3                 724                2,033
Large Cap International Portfolio (1).............        0.24%                40                 (40)                  --
International Core Equity Portfolio (1)...........        0.30%             1,096                (743)               1,849
International Small Company Portfolio (5).........        0.45%                --                  --                   --
Global Small Company Portfolio (4)................        0.49%                --                 104                  161
Japanese Small Company Portfolio (6)..............        0.47%                --                 682                   --
Asia Pacific Small Company Portfolio (6)..........        0.47%                --                 364                   --
United Kingdom Small Company Portfolio (6)........        0.47%                 2                  43                   21
Continental Small Company Portfolio (6)...........        0.47%                --                 722                   --
DFA International Real Estate Securities
  Portfolio (7)...................................        0.29%                --                  --                   --
DFA Global Real Estate Securities Portfolio (8)...        0.24%                 2               8,006               21,469
International Vector Equity Portfolio (1).........        0.60%                --                  --                   --
International High Relative Profitability
  Portfolio (4)...................................        0.35%                44                  10                   72
World ex U.S. Value Portfolio (9).................        0.60%                --                 543                   --
World ex U.S. Targeted Value Portfolio (10)               0.80%                --                  --                   --
World ex U.S. Core Equity Portfolio (11)..........        0.39%               922                (917)                   9
World Core Equity Portfolio (12)..................        0.35%               173               1,685                   --
Selectively Hedged Global Equity Portfolio (13)           0.40%                --               1,098                   --
Emerging Markets Portfolio (14)...................        0.49%                --               6,154                   --
Emerging Markets Small Cap Portfolio (2)..........        0.65%                --              14,930                   --
Emerging Markets Value Portfolio (2)..............        0.50%                --              19,054                   --

                                                                                     NET WAIVED
                                                                 RECOVERY           FEES/EXPENSES      PREVIOUSLY WAIVED
                                                               OF PREVIOUSLY     ASSUMED (RECOVERED      FEES/ EXPENSES
                                         EXPENSE LIMITATION    WAIVED FEES/       PREVIOUSLY WAIVED     ASSUMED SUBJECT
INSTITUTIONAL CLASS SHARES                     AMOUNT        EXPENSES ASSUMED  FEES/EXPENSES ASSUMED)  TO FUTURE RECOVERY
--------------------------               ------------------  ----------------- ----------------------  ------------------
Emerging Markets Core Equity Portfolio
  (1)...................................               0.54% $           1,257               $ (1,257)                 --
CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (15)......               0.62%                --                     --                  --
CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (15)......               0.77%                --                     --                  --
Emerging Markets Value Portfolio (16)...               0.96%                --                     29                  --

(1)The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.
(2)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.
(3)The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

(5)Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.
(6)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.
(7)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.
(8)Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.
(10)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(11)The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(12)Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

(13)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.
(14)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.
(15)The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.
(16)Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
Large Cap International Portfolio...........................   $  391
International Core Equity Portfolio.........................    2,570
DFA International Real Estate Securities Portfolio..........      488
DFA International Small Cap Value Portfolio.................    1,844
International Vector Equity Portfolio.......................       97
International High Relative Profitability Portfolio.........       41
World ex U.S. Targeted Value Portfolio......................       27
World ex U.S. Core Equity Portfolio.........................      244
Emerging Markets Core Equity Portfolio......................    2,940

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $322 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio....................... $ 10
U.S. Large Cap Equity Portfolio.............................   11
U.S. Large Cap Value Portfolio..............................  502
U.S. Targeted Value Portfolio...............................  181
U.S. Small Cap Value Portfolio..............................  414
U.S. Core Equity 1 Portfolio................................  310
U.S. Core Equity 2 Portfolio................................  404
U.S. Vector Equity Portfolio................................  107
U.S. Small Cap Portfolio....................................  295
U.S. Micro Cap Portfolio....................................  192
U.S. High Relative Profitability Portfolio..................   --
DFA Real Estate Securities Portfolio........................  188
Large Cap International Portfolio...........................  108
International Core Equity Portfolio.........................  395
International Small Company Portfolio.......................  321
Global Small Company Portfolio..............................   --
Japanese Small Company Portfolio............................   14
Asia Pacific Small Company Portfolio........................    9
United Kingdom Small Company Portfolio......................    2
Continental Small Company Portfolio.........................    9

DFA International Real Estate Securities Portfolio.......... $ 87
DFA Global Real Estate Securities Portfolio.................   87
DFA International Small Cap Value Portfolio.................  446
International Vector Equity Portfolio.......................   38
International High Relative Profitability Portfolio.........   --
World ex U.S. Value Portfolio...............................    3
World ex U.S. Targeted Value Portfolio......................    4
World ex U.S. Core Equity Portfolio.........................   21
World Core Equity Portfolio.................................    4
Selectively Hedged Global Equity Portfolio..................    4
Emerging Markets Portfolio..................................  147
Emerging Markets Small Cap Portfolio........................  133
Emerging Markets Value Portfolio............................  578
Emerging Markets Core Equity Portfolio......................  410

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Portfolios' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES      SALES       PURCHASES       SALES
                                                             ---------       --------    ----------    ----------
Enhanced U.S. Large Company Portfolio....................... $136,212      $152,687     $  184,906    $  157,894
U.S. Large Cap Equity Portfolio.............................       --            --        289,717        94,707
U.S. Targeted Value Portfolio...............................       --            --      2,930,543     2,529,263
U.S. Small Cap Value Portfolio..............................       --            --      4,385,966     4,083,905
U.S. Core Equity 1 Portfolio................................       --            --      3,162,425       653,309
U.S. Core Equity 2 Portfolio................................       --            --      3,208,940     1,105,087
U.S. Vector Equity Portfolio................................       --            --        497,943       495,501
U.S. Small Cap Portfolio....................................       --            --      3,490,935     2,255,328
U.S. Micro Cap Portfolio....................................       --            --      1,598,450     1,264,070
U.S. High Relative Profitability Portfolio..................       --            --        612,349        29,122
DFA Real Estate Securities Portfolio........................       --            --        978,099       249,339
Large Cap International Portfolio...........................       --            --        757,415       398,948
International Core Equity Portfolio.........................       --            --      6,239,102     1,030,467
DFA International Real Estate Securities Portfolio..........       --            --        596,904       309,423
DFA Global Real Estate Securities Portfolio.................       --            --      1,207,928       233,056
DFA International Small Cap Value Portfolio.................       --            --      3,796,700     3,529,630
International Vector Equity Portfolio.......................       --            --        559,542       315,227
International High Relative Profitability Portfolio.........       --            --        242,166        15,917
World ex U.S. Targeted Value Portfolio......................       --            --        199,909       118,229
World ex U.S. Core Equity Portfolio.........................       --            --        903,936       139,772
Emerging Markets Core Equity Portfolio......................       --            --      4,054,095     1,003,846

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                               CHANGE IN
                                                                NET REALIZED  UNREALIZED   BALANCE AT  SHARES AS OF
                               BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/ OCTOBER 31, OCTOBER 31,  DIVIDEND
                                10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION     2018         2018      INCOME
                               ---------- ---------- ---------- ------------ ------------- ----------- ------------ --------
ENHANCED U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $    3,027 $   94,538 $   95,294    $  (1)          --      $    2,270        196    $   177
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $    3,027 $   94,538 $   95,294    $  (1)          --      $    2,270        196    $   177
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. LARGE CAP EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $   41,253 $  206,970 $  207,794    $  (5)        $  2      $   40,426      3,494    $   691
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $   41,253 $  206,970 $  207,794    $  (5)        $  2      $   40,426      3,494    $   691
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,670,768 $6,745,766 $7,070,734    $(120)        $  2      $1,345,682    116,308    $25,509
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $1,670,768 $6,745,766 $7,070,734    $(120)        $  2      $1,345,682    116,308    $25,509
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,834,294 $7,747,819 $7,914,763    $(150)        $(29)     $1,667,171    144,094    $33,577
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $1,834,294 $7,747,819 $7,914,763    $(150)        $(29)     $1,667,171    144,094    $33,577
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,640,846 $7,354,641 $7,525,276    $(157)        $  1      $1,470,055    127,058    $27,491
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $1,640,846 $7,354,641 $7,525,276    $(157)        $  1      $1,470,055    127,058    $27,491
                               ========== ========== ==========    =====         ====      ==========    =======    =======
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment
  Fund                         $2,291,391 $8,187,807 $8,731,906    $(115)        $(15)     $1,747,162    151,008    $31,674
                               ---------- ---------- ----------    -----         ----      ----------    -------    -------
TOTAL                          $2,291,391 $8,187,807 $8,731,906    $(115)        $(15)     $1,747,162    151,008    $31,674
                               ========== ========== ==========    =====         ====      ==========    =======    =======


                               CAPITAL GAIN
                               DISTRIBUTIONS
                               -------------
ENHANCED U.S. LARGE COMPANY
  PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. LARGE CAP EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. TARGETED VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. SMALL CAP VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. CORE EQUITY 1 PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==
U.S. CORE EQUITY 2 PORTFOLIO
The DFA Short Term Investment
  Fund                              --
                                    --
TOTAL                               --
                                    ==

                                                                                   CHANGE IN
                                                                    NET REALIZED  UNREALIZED
                               BALANCE AT  PURCHASES  PROCEEDS FROM GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17    AT COST       SALES       ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ----------- ------------- ------------ ------------- ---------------- ----------------
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $  572,203 $ 2,285,629  $ 2,481,603     $ (52)        $(17)        $  376,160         32,512
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $  572,203 $ 2,285,629  $ 2,481,603     $ (52)        $(17)        $  376,160         32,512
                               ========== ===========  ===========     =====         ====         ==========        =======
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $3,582,679 $10,675,988  $11,742,669     $(358)        $(18)        $2,515,622        217,426
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $3,582,679 $10,675,988  $11,742,669     $(358)        $(18)        $2,515,622        217,426
                               ========== ===========  ===========     =====         ====         ==========        =======
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,087,256 $ 3,398,792  $ 3,527,906     $ (61)        $ (7)        $  958,074         82,807
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $1,087,256 $ 3,398,792  $ 3,527,906     $ (61)        $ (7)        $  958,074         82,807
                               ========== ===========  ===========     =====         ====         ==========        =======
U.S. HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $    8,012 $   107,833  $   106,403     $  (3)        $  1         $    9,440            816
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $    8,012 $   107,833  $   106,403     $  (3)        $  1         $    9,440            816
                               ========== ===========  ===========     =====         ====         ==========        =======
DFA REAL ESTATE SECURITIES
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $  416,958 $ 3,156,153  $ 3,213,619     $ (37)        $ (2)        $  359,453         31,068
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $  416,958 $ 3,156,153  $ 3,213,619     $ (37)        $ (2)        $  359,453         31,068
                               ========== ===========  ===========     =====         ====         ==========        =======
LARGE CAP INTERNATIONAL
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $  273,686 $ 1,581,314  $ 1,648,654     $ (31)        $ 35         $  206,350         17,835
                               ---------- -----------  -----------     -----         ----         ----------        -------
TOTAL                          $  273,686 $ 1,581,314  $ 1,648,654     $ (31)        $ 35         $  206,350         17,835
                               ========== ===========  ===========     =====         ====         ==========        =======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
U.S. VECTOR EQUITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 8,909       --
                               -------       --
TOTAL                          $ 8,909       --
                               =======       ==
U.S. SMALL CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $53,834       --
                               -------       --
TOTAL                          $53,834       --
                               =======       ==
U.S. MICRO CAP PORTFOLIO
The DFA Short Term Investment
  Fund                         $16,526       --
                               -------       --
TOTAL                          $16,526       --
                               =======       ==
U.S. HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                         $     1       --
                               -------       --
TOTAL                          $     1       --
                               =======       ==
DFA REAL ESTATE SECURITIES
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 6,658       --
                               -------       --
TOTAL                          $ 6,658       --
                               =======       ==
LARGE CAP INTERNATIONAL
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 5,343       --
                               -------       --
TOTAL                          $ 5,343       --
                               =======       ==

                                                                                CHANGE IN
                                                                 NET REALIZED  UNREALIZED
                               BALANCE AT  PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17    AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ----------  ---------- ------------ ------------- ---------------- ----------------
INTERNATIONAL CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,710,859 $6,518,040  $6,624,353   $    (83)    $     (17)     $1,604,446        138,673
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $1,710,859 $6,518,040  $6,624,353   $    (83)    $     (17)     $1,604,446        138,673
                               ========== ==========  ==========   ========     =========      ==========        =======
GLOBAL SMALL COMPANY PORTFOLIO
DFA US Small Cap Portfolio     $    7,573 $   11,452  $    1,151   $    (93)    $    (772)     $   17,009            486
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $    7,573 $   11,452  $    1,151   $    (93)    $    (772)     $   17,009            486
                               ========== ==========  ==========   ========     =========      ==========        =======
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
The DFA Short Term Investment
  Fund                         $  185,600 $2,427,213  $2,398,452   $    (50)    $       6      $  214,317         18,523
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $  185,600 $2,427,213  $2,398,452   $    (50)    $       6      $  214,317         18,523
                               ========== ==========  ==========   ========     =========      ==========        =======
DFA GLOBAL REAL ESTATE
  SECURITIES PORTFOLIO
DFA International Real Estate
  Securities Portfolio         $2,368,488 $  533,594  $  195,157   $(20,040)    $(102,522)     $2,584,363        532,858
DFA Real Estate Securities
  Portfolio                     1,583,375         (1)    187,541     33,773       (74,522)      1,355,084         39,692
The DFA Short Term Investment
  Fund                            107,840  1,723,001   1,741,769        (54)           17          89,035          7,695
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $4,059,703 $2,256,594  $2,124,467   $ 13,679     $(177,027)     $4,028,482        580,245
                               ========== ==========  ==========   ========     =========      ==========        =======
DFA INTERNATIONAL SMALL CAP
  VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $  910,021 $3,229,301  $3,191,126   $    (64)    $     (36)     $  948,096         81,944
                               ---------- ----------  ----------   --------     ---------      ----------        -------
TOTAL                          $  910,021 $3,229,301  $3,191,126   $    (64)    $     (36)     $  948,096         81,944
                               ========== ==========  ==========   ========     =========      ==========        =======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
INTERNATIONAL CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 38,119        --
                               --------    ------
TOTAL                          $ 38,119        --
                               ========    ======
GLOBAL SMALL COMPANY PORTFOLIO
DFA US Small Cap Portfolio     $    131    $  333
                               --------    ------
TOTAL                          $    131    $  333
                               ========    ======
DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
The DFA Short Term Investment
  Fund                         $  4,562        --
                               --------    ------
TOTAL                          $  4,562        --
                               ========    ======
DFA GLOBAL REAL ESTATE
  SECURITIES PORTFOLIO
DFA International Real Estate
  Securities Portfolio          104,259        --
DFA Real Estate Securities
  Portfolio                      73,791    $5,030
The DFA Short Term Investment
  Fund                            3,943        --
                               --------    ------
TOTAL                          $181,993    $5,030
                               ========    ======
DFA INTERNATIONAL SMALL CAP
  VALUE PORTFOLIO
The DFA Short Term Investment
  Fund                         $ 19,728        --
                               --------    ------
TOTAL                          $ 19,728        --
                               ========    ======

                                                                              CHANGE IN
                                                               NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17   AT COST  FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- --------- ---------- ------------ ------------- ---------------- ----------------
INTERNATIONAL VECTOR EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $169,224  $590,529   $593,317     $  (4)       $    (6)       $166,426          14,384
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $169,224  $590,529   $593,317     $  (4)       $    (6)       $166,426          14,384
                                ========  ========   ========     =====        =======        ========          ======
INTERNATIONAL HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                          $  1,943  $126,084   $115,342        --             --        $ 12,685           1,096
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $  1,943  $126,084   $115,342        --             --        $ 12,685           1,096
                                ========  ========   ========     =====        =======        ========          ======
WORLD EX U.S. VALUE PORTFOLIO
DFA International Small Cap
  Value Portfolio               $ 24,824  $  8,528   $  5,485     $(152)       $(4,644)       $ 23,071           1,199
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $ 24,824  $  8,528   $  5,485     $(152)       $(4,644)       $ 23,071           1,199
                                ========  ========   ========     =====        =======        ========          ======
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $  7,173  $ 30,854   $ 33,367     $  (1)            --        $  4,659             403
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $  7,173  $ 30,854   $ 33,367     $  (1)            --        $  4,659             403
                                ========  ========   ========     =====        =======        ========          ======
WORLD EX U.S. CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $158,025  $568,872   $596,577     $  (7)       $    (1)       $130,312          11,263
                                --------  --------   --------     -----        -------        --------          ------
TOTAL                           $158,025  $568,872   $596,577     $  (7)       $    (1)       $130,312          11,263
                                ========  ========   ========     =====        =======        ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
INTERNATIONAL VECTOR EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $3,583        --
                                ------      ----
TOTAL                           $3,583        --
                                ======      ====
INTERNATIONAL HIGH RELATIVE
  PROFITABILITY PORTFOLIO
The DFA Short Term Investment
  Fund                              --        --
                                ------      ----
TOTAL                               --        --
                                ======      ====
WORLD EX U.S. VALUE PORTFOLIO
DFA International Small Cap
  Value Portfolio               $  595      $772
                                ------      ----
TOTAL                           $  595      $772
                                ======      ====
WORLD EX U.S. TARGETED VALUE
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $   96        --
                                ------      ----
TOTAL                           $   96        --
                                ======      ====
WORLD EX U.S. CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                          $3,108        --
                                ------      ----
TOTAL                           $3,108        --
                                ======      ====

                                                                               CHANGE IN
                                                                NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ---------- ---------- ------------ ------------- ---------------- ----------------
WORLD CORE EQUITY PORTFOLIO
U.S. Core Equity 1 Portfolio   $  276,439 $  157,099 $   37,812    $1,090      $  7,323        $404,139          17,749
International Core Equity
  Portfolio                       203,505    109,399     26,324       925       (32,279)        255,226          20,176
Emerging Markets Core Equity
  Portfolio                        66,399     40,117      9,750       (63)      (14,931)         81,772           4,315
                               ---------- ---------- ----------    ------      --------        --------          ------
TOTAL                          $  546,343 $  306,615 $   73,886    $1,952      $(39,887)       $741,137          42,240
                               ========== ========== ==========    ======      ========        ========          ======
SELECTIVELY HEDGED GLOBAL
  EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio   $  165,111 $   35,343 $   21,061    $  793      $  1,564        $181,750           8,553
International Core Equity
  Portfolio                       139,217     25,895     18,914       817       (16,519)        130,496          10,316
Emerging Markets Core Equity
  Portfolio                        73,349     14,439      9,591       436       (12,232)         66,401           3,504
                               ---------- ---------- ----------    ------      --------        --------          ------
TOTAL                          $  377,677 $   75,677 $   49,566    $2,046      $(27,187)       $378,647          22,373
                               ========== ========== ==========    ======      ========        ========          ======
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $1,102,540 $4,512,373 $4,881,110    $  (73)     $    (27)       $733,703          63,414
                               ---------- ---------- ----------    ------      --------        --------          ------
TOTAL                          $1,102,540 $4,512,373 $4,881,110    $  (73)     $    (27)       $733,703          63,414
                               ========== ========== ==========    ======      ========        ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
WORLD CORE EQUITY PORTFOLIO
U.S. Core Equity 1 Portfolio   $ 5,605     $1,843
International Core Equity
  Portfolio                      6,655         --
Emerging Markets Core Equity
  Portfolio                      1,856         --
                               -------     ------
TOTAL                          $14,116     $1,843
                               =======     ======
SELECTIVELY HEDGED GLOBAL
  EQUITY PORTFOLIO
U.S. Core Equity 2 Portfolio   $ 2,581     $1,607
International Core Equity
  Portfolio                      3,549         --
Emerging Markets Core Equity
  Portfolio                      1,567         --
                               -------     ------
TOTAL                          $ 7,697     $1,607
                               =======     ======
EMERGING MARKETS CORE EQUITY
  PORTFOLIO
The DFA Short Term Investment
  Fund                         $22,089         --
                               -------     ------
TOTAL                          $22,089         --
                               =======     ======

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME     TOTAL
                                                             -------------- ------------- ---------- ----------
Enhanced U.S. Large Company Portfolio
2017........................................................    $  5,224     $    4,088       --     $    9,312
2018........................................................      25,719         29,522       --         55,241
U.S. Large Cap Equity Portfolio
2017........................................................      18,564             --       --         18,564
2018........................................................      22,154             --       --         22,154
U.S. Large Cap Value Portfolio
2017........................................................     403,296        446,577       --        849,873
2018........................................................     514,712      1,084,643       --      1,599,355
U.S. Targeted Value Portfolio
2017........................................................     121,188        282,318       --        403,506
2018........................................................     150,659        435,624       --        586,283
U.S. Small Cap Value Portfolio
2017........................................................     113,837        533,287       --        647,124
2018........................................................     181,057        653,833       --        834,890
U.S. Core Equity 1 Portfolio
2017........................................................     310,434         71,615       --        382,049
2018........................................................     344,039        116,824       --        460,863
U.S. Core Equity 2 Portfolio
2017........................................................     322,547        122,469       --        445,016
2018........................................................     362,649        214,753       --        577,402
U.S. Vector Equity Portfolio
2017........................................................      55,976        101,959       --        157,935
2018........................................................      61,316        164,690       --        226,006
U.S. Small Cap Portfolio
2017........................................................     168,390        343,192       --        511,582
2018........................................................     220,415        608,203       --        828,618
U.S. Micro Cap Portfolio
2017........................................................      43,959        255,837       --        299,796
2018........................................................      68,087        260,436       --        328,523
U.S. High Relative Profitability Portfolio
2017........................................................         541             --       --            541
2018........................................................       5,717             --       --          5,717
DFA Real Estate Securities Portfolio
2017........................................................     193,286         90,576       --        283,862
2018........................................................     419,917         19,701       --        439,618
Large Cap International Portfolio
2017........................................................     111,606             --       --        111,606
2018........................................................        132,270            --     --        132,270
International Core Equity Portfolio.........................
2017........................................................     533,126             --       --        533,126
2018........................................................     711,406             --       --        711,406

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- --------
International Small Company Portfolio
2017........................................................    $224,540      $251,076        --     $475,616
2018........................................................     335,310       375,728        --      711,038
Global Small Company Portfolio
2017........................................................          --            --        --           --
2018........................................................         269            81        --          350
Japanese Small Company Portfolio
2017........................................................       9,568            --        --        9,568
2018........................................................      15,937            --        --       15,937
Asia Pacific Small Company Portfolio
2017........................................................       8,894            --        --        8,894
2018........................................................      13,370            --        --       13,370
United Kingdom Small Company Portfolio
2017........................................................       1,322         1,684        --        3,006
2018........................................................       1,616         2,308        --        3,924
Continental Small Company Portfolio
2017........................................................       7,715            --        --        7,715
2018........................................................      15,452         4,962        --       20,414
DFA International Real Estate Securities Portfolio
2017........................................................     326,892            --        --      326,892
2018........................................................     241,977            --        --      241,977
DFA Global Real Estate Securities Portfolio
2017........................................................     224,755        18,247        --      243,002
2018........................................................     212,543        42,954        --      255,497
DFA International Small Cap Value Portfolio
2017........................................................     199,261       410,189        --      609,450
2018........................................................     418,957       477,828        --      896,785
International Vector Equity Portfolio
2017........................................................      50,390         4,041        --       54,431
2018........................................................      59,115        10,130        --       69,245
International High Relative Profitability Portfolio
2017........................................................         299            --        --          299
2018........................................................       3,960            --        --        3,960
World ex U.S. Value Portfolio
2017........................................................       4,532            --        --        4,532
2018........................................................       8,118            --        --        8,118
World ex U.S. Targeted Value Portfolio
2017........................................................       7,684            --        --        7,684
2018........................................................      10,452         8,307        --       18,759
World ex U.S. Core Equity Portfolio
2017........................................................      52,690            --        --       52,690
2018........................................................      75,944            --        --       75,944
World Core Equity Portfolio
2017........................................................       9,033         1,231        --       10,264
2018........................................................      13,426         1,076        --       14,502

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- --------
Selectively Hedged Global Equity Portfolio
2017........................................................    $  6,737      $  2,369        --     $  9,106
2018........................................................       8,085         3,086        --       11,171
Emerging Markets Portfolio
2017........................................................     107,522            --        --      107,522
2018........................................................     115,293            --        --      115,293
Emerging Markets Small Cap Portfolio
2017........................................................     157,661       117,099        --      274,760
2018........................................................     194,789       145,194        --      339,983
Emerging Markets Value Portfolio
2017........................................................     340,613            --        --      340,613
2018........................................................     439,431            --        --      439,431
Emerging Markets Core Equity Portfolio
2017........................................................     449,166            --        --      449,166
2018........................................................     593,704            --        --      593,704

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                             -------------- ------------- --------
Enhanced U.S. Large Company Portfolio.......................    $ (1,408)     $ (1,530)   $ (2,938)
U.S. Large Cap Equity Portfolio.............................        (357)           --        (357)
U.S. Large Cap Value Portfolio..............................          --            --          --
U.S. Targeted Value Portfolio...............................      (9,743)      (54,694)    (64,437)
U.S. Small Cap Value Portfolio..............................     (15,731)      (51,413)    (67,144)
U.S. Core Equity 1 Portfolio................................     (13,364)           --     (13,364)
U.S. Core Equity 2 Portfolio................................     (20,891)           --     (20,891)
U.S. Vector Equity Portfolio................................      (7,088)       (2,848)     (9,936)
U.S. Small Cap Portfolio....................................     (23,533)      (26,221)    (49,754)
U.S. Micro Cap Portfolio....................................      (3,203)      (12,725)    (15,928)
U.S. High Relative Profitability Portfolio..................        (193)           --        (193)
DFA Real Estate Securities Portfolio........................      (9,851)           --      (9,851)
Large Cap International Portfolio...........................      (4,292)           --      (4,292)
International Core Equity Portfolio.........................     (23,119)           --     (23,119)
International Small Company Portfolio.......................          --            --          --
Global Small Company Portfolio..............................          --            --          --
Japanese Small Company Portfolio............................      (1,059)       (2,684)     (3,743)
Asia Pacific Small Company Portfolio........................          --            --          --
United Kingdom Small Company Portfolio......................         (77)           --         (77)
Continental Small Company Portfolio.........................        (928)           --        (928)
DFA International Real Estate Securities Portfolio..........     (19,408)           --     (19,408)
DFA Global Real Estate Securities Portfolio.................      (7,079)           --      (7,079)

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                             -------------- ------------- -------
DFA International Small Cap Value Portfolio.................    $(19,215)     $(28,149)   (47,364)
International Vector Equity Portfolio.......................      (6,163)       (2,933)    (9,096)
International High Relative Profitability Portfolio.........        (103)           --       (103)
World ex U.S. Value Portfolio...............................          --            --         --
World ex U.S. Targeted Value Portfolio......................      (1,061)       (2,176)    (3,237)
World ex U.S. Core Equity Portfolio.........................      (7,411)           --     (7,411)
World Core Equity Portfolio.................................        (493)           --       (493)
Selectively Hedged Global Equity Portfolio..................      (1,272)           --     (1,272)
Emerging Markets Portfolio..................................     (10,684)           --    (10,684)
Emerging Markets Small Cap Portfolio........................     (16,030)       (7,390)   (23,420)
Emerging Markets Value Portfolio............................     (33,795)           --    (33,795)
Emerging Markets Core Equity Portfolio......................     (32,445)           --    (32,445)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows
(amounts in thousands):

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                  UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS    APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS  (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
Enhanced U.S. Large Company Portfolio                           $  8,086     $    8,489            --     $         (5,049)
U.S. Large Cap Equity Portfolio.............................       2,608             --     $  (7,319)       308,854
U.S. Large Cap Value Portfolio..............................          --      1,212,987            --      6,083,694
U.S. Targeted Value Portfolio...............................      25,174        393,217            --      1,450,990
U.S. Small Cap Value Portfolio..............................      16,454        770,011            --      3,126,951
U.S. Core Equity 1 Portfolio................................      36,643        148,728            --      7,560,850
U.S. Core Equity 2 Portfolio................................      45,900        263,318            --      8,153,732
U.S. Vector Equity Portfolio................................       4,317        105,122            --      1,464,498
U.S. Small Cap Portfolio....................................      36,923        555,631            --      3,704,534
U.S. Micro Cap Portfolio....................................          --        254,466            --      2,157,150
U.S. High Relative Profitability Portfolio..................         745             --        (2,369)         9,555
DFA Real Estate Securities Portfolio........................      23,070             --       (42,891)     2,012,218
Large Cap International Portfolio...........................      19,811             --       (12,549)       326,092
International Core Equity Portfolio.........................     165,491             --      (252,331)     1,179,546
International Small Company Portfolio.......................     195,298        517,618            --        534,015
Global Small Company Portfolio..............................         197             --          (279)        (2,130)
Japanese Small Company Portfolio............................       6,173         31,506            --         55,739
Asia Pacific Small Company Portfolio........................       9,543             --       (17,952)       (30,197)
United Kingdom Small Company Portfolio......................         137          1,437            --          2,995
Continental Small Company Portfolio.........................       1,001         19,389            --         (6,556)
DFA International Real Estate Securities Portfolio..........     258,919             --      (255,224)      (552,655)

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
Enhanced U.S. Large Company Portfolio                         $   11,526
U.S. Large Cap Equity Portfolio.............................     304,143
U.S. Large Cap Value Portfolio..............................   7,296,681
U.S. Targeted Value Portfolio...............................   1,869,381
U.S. Small Cap Value Portfolio..............................   3,913,416
U.S. Core Equity 1 Portfolio................................   7,746,221
U.S. Core Equity 2 Portfolio................................   8,462,950
U.S. Vector Equity Portfolio................................   1,573,937
U.S. Small Cap Portfolio....................................   4,297,088
U.S. Micro Cap Portfolio....................................   2,411,616
U.S. High Relative Profitability Portfolio..................       7,931
DFA Real Estate Securities Portfolio........................   1,992,397
Large Cap International Portfolio...........................     333,354
International Core Equity Portfolio.........................   1,092,706
International Small Company Portfolio.......................   1,246,931
Global Small Company Portfolio..............................      (2,212)
Japanese Small Company Portfolio............................      93,418
Asia Pacific Small Company Portfolio........................     (38,606)
United Kingdom Small Company Portfolio......................       4,569
Continental Small Company Portfolio.........................      13,834
DFA International Real Estate Securities Portfolio..........    (548,960)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
DFA Global Real Estate Securities Portfolio.................    $156,841            --     $    (2,159)   $  498,248
DFA International Small Cap Value Portfolio.................      78,546      $428,575              --       634,402
International Vector Equity Portfolio.......................      20,059        72,076              --       137,286
International High Relative Profitability Portfolio                  525            --          (1,545)      (23,727)
World ex U.S. Value Portfolio...............................       1,245         5,004              --         3,800
World ex U.S. Targeted Value Portfolio......................         756        11,822              --       (19,140)
World ex U.S. Core Equity Portfolio.........................      22,035        15,897              --       (55,982)
World Core Equity Portfolio.................................         620         4,776              --        46,620
Selectively Hedged Global Equity Portfolio                         9,794         4,519              --        47,990
Emerging Markets Portfolio..................................      24,407            --        (156,404)    1,223,071
Emerging Markets Small Cap Portfolio........................      64,108       173,891              --      (553,887)
Emerging Markets Value Portfolio............................     168,442            --      (1,087,131)       72,401
Emerging Markets Core Equity Portfolio......................     130,314            --        (798,349)      617,399

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
DFA Global Real Estate Securities Portfolio.................  $  652,930
DFA International Small Cap Value Portfolio.................   1,141,523
International Vector Equity Portfolio.......................     229,421
International High Relative Profitability Portfolio              (24,747)
World ex U.S. Value Portfolio...............................      10,049
World ex U.S. Targeted Value Portfolio......................      (6,562)
World ex U.S. Core Equity Portfolio.........................     (18,050)
World Core Equity Portfolio.................................      52,016
Selectively Hedged Global Equity Portfolio                        62,303
Emerging Markets Portfolio..................................   1,091,074
Emerging Markets Small Cap Portfolio........................    (315,888)
Emerging Markets Value Portfolio............................    (846,288)
Emerging Markets Core Equity Portfolio......................     (50,636)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                              2019   UNLIMITED  TOTAL
                                                             ------- --------- --------
Enhanced U.S. Large Company Portfolio.......................      --       --        --
U.S. Large Cap Equity Portfolio.............................      -- $  7,319  $  7,319
U.S. Large Cap Value Portfolio..............................      --       --        --
U.S. Targeted Value Portfolio...............................      --       --        --
U.S. Small Cap Value Portfolio..............................      --       --        --
U.S. Core Equity 1 Portfolio................................      --       --        --
U.S. Core Equity 2 Portfolio................................      --       --        --
U.S. Vector Equity Portfolio................................      --       --        --
U.S. Small Cap Portfolio....................................      --       --        --
U.S. Micro Cap Portfolio....................................      --       --        --
U.S. High Relative Profitability Portfolio..................      --    2,369     2,369
DFA Real Estate Securities Portfolio........................      --   42,891    42,891
Large Cap International Portfolio........................... $12,549       --    12,549
International Core Equity Portfolio.........................      --  252,331   252,331
International Small Company Portfolio.......................      --       --        --
Global Small Company Portfolio..............................      --      279       279
Japanese Small Company Portfolio............................      --       --        --

                                                              2019   UNLIMITED    TOTAL
                                                             ------- ---------- ----------
Asia Pacific Small Company Portfolio........................      -- $   17,952 $   17,952
United Kingdom Small Company Portfolio......................      --         --         --
Continental Small Company Portfolio.........................      --         --         --
DFA International Real Estate Securities Portfolio.......... $69,466    185,757    255,223
DFA Global Real Estate Securities Portfolio.................      --      2,159      2,159
DFA International Small Cap Value Portfolio.................      --         --         --
International Vector Equity Portfolio.......................      --         --         --
International High Relative Profitability Portfolio.........      --      1,545      1,545
World ex U.S. Value Portfolio...............................      --         --         --
World ex U.S. Targeted Value Portfolio......................      --         --         --
World ex U.S. Core Equity Portfolio.........................      --         --         --
World Core Equity Portfolio.................................      --         --         --
Selectively Hedged Global Equity Portfolio..................      --         --         --
Emerging Markets Portfolio..................................      --    156,404    156,404
Emerging Markets Small Cap Portfolio........................      --         --         --
Emerging Markets Value Portfolio............................      --  1,087,131  1,087,131
Emerging Markets Core Equity Portfolio......................      --    798,349    798,349

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Equity Portfolio............................. $  3,268
Large Cap International Portfolio...........................    6,881
International Core Equity Portfolio.........................   52,488
Japanese Small Company Portfolio............................    3,708
World ex U.S. Value Portfolio...............................      226
World ex U.S. Core Equity Portfolio.........................    5,321
Emerging Markets Portfolio..................................   65,596
Emerging Markets Value Portfolio............................  251,589
Emerging Markets Core Equity Portfolio......................   35,229

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio....................... $   305,856  $   19,517    $ (24,565)     $   (5,048)
U.S. Large Cap Equity Portfolio.............................   1,186,942     352,493      (43,639)        308,854
U.S. Large Cap Value Portfolio..............................  19,186,933   6,083,694           --       6,083,694
U.S. Targeted Value Portfolio...............................  10,371,030   2,071,844     (620,924)      1,450,920
U.S. Small Cap Value Portfolio..............................  13,248,690   3,787,544     (660,700)      3,126,844
U.S. Core Equity 1 Portfolio................................  17,550,414   8,356,041     (795,191)      7,560,850
U.S. Core Equity 2 Portfolio................................  20,280,915   9,111,863     (958,278)      8,153,585
U.S. Vector Equity Portfolio................................   3,548,855   1,683,569     (219,071)      1,464,498
U.S. Small Cap Portfolio....................................  16,188,603   4,668,231     (963,814)      3,704,417

                                                                                                                 NET
                                                                                                              UNREALIZED
                                                              FEDERAL     UNREALIZED       UNREALIZED        APPRECIATION
                                                              TAX COST   APPRECIATION    (DEPRECIATION)     (DEPRECIATION)
                                                             ----------- ------------ --------------        --------------
U.S. Micro Cap Portfolio.................................... $ 5,229,355  $2,371,511   $          (214,361)   $2,157,150
U.S. High Relative Profitability Portfolio..................     722,663      44,887       (35,332)                9,555
DFA Real Estate Securities Portfolio........................   6,904,967   2,312,333      (300,115)            2,012,218
Large Cap International Portfolio...........................   4,398,057     760,745      (434,322)              326,423
International Core Equity Portfolio.........................  27,305,197   4,193,627    (3,014,081)            1,179,546
International Small Company Portfolio.......................  12,016,014     637,481      (103,466)              534,015
Global Small Company Portfolio..............................      33,487           2        (2,132)               (2,130)
Japanese Small Company Portfolio............................     567,281      55,739            --                55,739
Asia Pacific Small Company Portfolio........................     376,691          --       (30,197)              (30,197)
United Kingdom Small Company Portfolio......................      33,366       2,995            --                 2,995
Continental Small Company Portfolio.........................     653,039         305        (6,861)               (6,556)
DFA International Real Estate Securities Portfolio..........   6,133,239     522,660    (1,074,858)             (552,198)
DFA Global Real Estate Securities Portfolio.................   7,066,296     774,873      (276,625)              498,248
DFA International Small Cap Value Portfolio.................  13,951,633   2,103,939    (1,565,296)              538,643
International Vector Equity Portfolio.......................   2,456,946     446,102      (306,983)              139,119
International High Relative Profitability Portfolio.........     301,188       5,335       (29,054)              (23,719)
World ex U.S. Value Portfolio...............................     235,376       3,800            --                 3,800
World ex U.S. Targeted Value Portfolio......................     485,780      41,167       (60,307)              (19,140)
World ex U.S. Core Equity Portfolio.........................   3,295,652     347,364      (403,347)              (55,983)
World Core Equity Portfolio.................................     695,039      49,801        (3,182)               46,619
Selectively Hedged Global Equity Portfolio..................     330,655      48,058           (68)               47,990
Emerging Markets Portfolio..................................   4,183,626   1,243,158       (20,088)            1,223,070
Emerging Markets Small Cap Portfolio........................   6,373,665       9,400      (563,287)             (553,887)
Emerging Markets Value Portfolio............................  16,409,939      72,401            --                72,401
Emerging Markets Core Equity Portfolio......................  25,408,327   4,879,051    (4,261,609)              617,442

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                   YEAR ENDED             YEAR ENDED
                                                                OCTOBER 31, 2018       OCTOBER 31, 2017
                                                             ---------------------  ---------------------
                                                                AMOUNT     SHARES      AMOUNT     SHARES
                                                             -----------  --------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
   Shares Issued............................................ $    21,616       851  $    24,436     1,012
   Shares Issued in Lieu of Cash Distributions..............       2,923       119        1,891        78
   Shares Redeemed..........................................     (28,235)   (1,114)     (13,915)     (583)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares.................. $    (3,696)     (144) $    12,412       507
                                                             ===========  ========  ===========  ========
Class R2 Shares
   Shares Issued............................................ $    38,144     1,523  $    59,748     2,511
   Shares Issued in Lieu of Cash Distributions..............       7,940       325        7,083       293
   Shares Redeemed..........................................     (85,609)   (3,475)     (83,900)   (3,530)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares.................. $   (39,525)   (1,627) $   (17,069)     (726)
                                                             ===========  ========  ===========  ========
Institutional Class Shares
   Shares Issued............................................ $ 2,152,781    85,162  $ 2,997,263   124,486
   Shares Issued in Lieu of Cash Distributions..............     541,597    21,998      364,240    15,012
   Shares Redeemed..........................................  (2,187,982)  (86,229)  (2,200,921)  (91,872)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares....... $   506,396    20,931  $ 1,160,582    47,626
                                                             ===========  ========  ===========  ========

                                                                   YEAR ENDED             YEAR ENDED
                                                                OCTOBER 31, 2018       OCTOBER 31, 2017
                                                             ---------------------  ---------------------
                                                                AMOUNT     SHARES      AMOUNT     SHARES
                                                             -----------  --------  -----------  --------
EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
   Shares Issued............................................ $     6,653       219  $    21,637       832
   Shares Issued in Lieu of Cash Distributions..............         632        21          847        33
   Shares Redeemed..........................................     (10,333)     (332)    (100,936)   (3,793)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares.................. $    (3,048)      (92) $   (78,452)   (2,928)
                                                             ===========  ========  ===========  ========
Institutional Class Shares
   Shares Issued............................................ $ 2,703,084    87,936  $ 2,437,845    90,088
   Shares Issued in Lieu of Cash Distributions..............     416,344    14,012      321,969    11,684
   Shares Redeemed..........................................  (3,948,131) (128,474)  (3,240,359) (118,738)
                                                             -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares....... $  (828,703)  (26,526) $  (480,545)  (16,966)
                                                             ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio's and Enhanced U.S. Large Company Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                              FORWARD
                                                             CURRENCY
                                                             CONTRACTS FUTURES
                                                             --------- --------
Enhanced U.S. Large Company Portfolio....................... $ 56,927  $344,498
U.S. Targeted Value Portfolio...............................       --    87,237
U.S. Small Cap Value Portfolio..............................       --   145,287
U.S. Core Equity 1 Portfolio................................       --   179,419
U.S. Core Equity 2 Portfolio................................       --   197,599
U.S. Vector Equity Portfolio................................       --    37,012
U.S. Small Cap Portfolio....................................       --   128,054
U.S. Micro Cap Portfolio....................................       --    61,080
DFA Real Estate Securities Portfolio........................       --    66,916
Large Cap International Portfolio...........................       --    39,202
International Core Equity Portfolio.........................       --   193,596
International Small Company Portfolio.......................       --   112,778
DFA International Real Estate Securities Portfolio..........       --    41,065
DFA International Small Cap Value Portfolio.................       --   155,843
International Vector Equity Portfolio.......................       --       616
International High Relative Profitability Portfolio.........       --        41
World ex U.S. Core Equity Portfolio.........................       --       891
Selectively Hedged Global Equity Portfolio..................  170,163    24,740
Emerging Markets Core Equity Portfolio......................       --   226,431

   The following is a summary of Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                                        ASSET DERIVATIVES VALUE
                                                             --------------------------------------------
                                                                                 FORWARD
                                                              TOTAL VALUE AT    CURRENCY        EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS (1) CONTRACTS*,(2)
                                                             ---------------- ------------- --------------
Enhanced U.S. Large Company Portfolio.......................     $    448        $  448              --
U.S. Vector Equity Portfolio................................          631            --        $    631
U.S. Small Cap Portfolio....................................           17            --              17
Selectively Hedged Global Equity Portfolio..................        1,613         1,613              --

                                                                      LIABILITY DERIVATIVES VALUE
                                                             --------------------------------------------
                                                                                 FORWARD
                                                              TOTAL VALUE AT    CURRENCY        EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS (3) CONTRACTS*,(4)
                                                             ---------------- ------------- --------------
Enhanced U.S. Large Company Portfolio.......................     $(19,534)           --        $(19,534)
U.S. Targeted Value Portfolio...............................       (2,119)           --          (2,119)
U.S. Small Cap Value Portfolio..............................       (2,487)           --          (2,487)
U.S. Core Equity 1 Portfolio................................       (5,347)           --          (5,347)
U.S. Core Equity 2 Portfolio................................       (9,018)           --          (9,018)

                                                                      LIABILITY DERIVATIVES VALUE
                                                             --------------------------------------------
                                                                                 FORWARD
                                                              TOTAL VALUE AT    CURRENCY        EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS (3) CONTRACTS*,(4)
                                                             ---------------- ------------- --------------
U.S. Micro Cap Portfolio....................................     $(2,714)           --         $(2,714)
DFA Real Estate Securities Portfolio........................        (467)           --            (467)
Large Cap International Portfolio...........................      (2,524)           --          (2,524)
International Core Equity Portfolio.........................      (8,629)           --          (8,629)
International Small Company Portfolio.......................      (6,581)           --          (6,581)
DFA International Real Estate Securities Portfolio..........        (980)           --            (980)
DFA International Small Cap Value Portfolio.................      (1,681)           --          (1,681)
Selectively Hedged Global Equity Portfolio..................      (1,634)         $(11)         (1,623)
Emerging Markets Core Equity Portfolio......................      (8,276)           --          (8,276)

(1)Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                                DERIVATIVES
                                                    ---------------------------------
                                                                FORWARD
                                                               CURRENCY       EQUITY
                                                     TOTAL   CONTRACTS (1) CONTRACTS(2)
                                                    -------  ------------- ------------
Enhanced U.S. Large Company Portfolio.............. $54,392     $2,456       $51,936
U.S. Large Cap Equity Portfolio....................      21         --            21*
U.S. Targeted Value Portfolio......................  10,338         --        10,338
U.S. Small Cap Value Portfolio.....................   8,130         --         8,130
U.S. Core Equity 1 Portfolio.......................  22,597         --        22,597
U.S. Core Equity 2 Portfolio.......................  26,827         --        26,827
U.S. Vector Equity Portfolio.......................   1,014         --         1,014
U.S. Small Cap Portfolio...........................  14,477         --        14,477
U.S. Micro Cap Portfolio...........................   7,709         --         7,709
U.S. High Relative Profitability Portfolio.........      59         --            59*
DFA Real Estate Securities Portfolio...............   8,922         --         8,922
Large Cap International Portfolio..................   5,207         --         5,207
International Core Equity Portfolio................  42,294         --        42,294
International Small Company Portfolio..............  17,382         --        17,382
Global Small Company Portfolio.....................      15         --            15*
DFA International Real Estate Securities Portfolio.   6,053         --         6,053
DFA International Small Cap Value Portfolio........  19,832         --        19,832
International Vector Equity Portfolio..............     (84)        --           (84)*

                                                                    REALIZED GAIN (LOSS) ON
                                                                          DERIVATIVES
                                                             ------------------------------------
                                                                          FORWARD
                                                                         CURRENCY       EQUITY
                                                               TOTAL   CONTRACTS (1) CONTRACTS(2)
                                                             --------  ------------- -------------
International High Relative Profitability Portfolio......... $    167         --       $    167*
World ex U.S. Targeted Value Portfolio......................       22         --             22*
World ex U.S. Core Equity Portfolio.........................    1,743         --          1,743*
World Core Equity Portfolio.................................      145         --            145*
Selectively Hedged Global Equity Portfolio..................    8,748     $4,871          3,877
Emerging Markets Core Equity Portfolio......................   23,201         --         23,201

                                                               CHANGE IN UNREALIZED APPRECIATION
                                                                 (DEPRECIATION) ON DERIVATIVES
                                                             ------------------------------------
                                                                          FORWARD
                                                                         CURRENCY       EQUITY
                                                               TOTAL   CONTRACTS (3) CONTRACTS (4)
                                                             --------  ------------- -------------
Enhanced U.S. Large Company Portfolio....................... $(34,524)    $ (448)      $(34,076)
U.S. Targeted Value Portfolio...............................   (3,019)        --         (3,019)
U.S. Small Cap Value Portfolio..............................   (7,825)        --         (7,825)
U.S. Core Equity 1 Portfolio................................  (12,157)        --        (12,157)
U.S. Core Equity 2 Portfolio................................  (16,600)        --        (16,600)
U.S. Vector Equity Portfolio................................      631         --            631
U.S. Small Cap Portfolio....................................   (5,817)        --         (5,817)
U.S. Micro Cap Portfolio....................................   (3,647)        --         (3,647)
DFA Real Estate Securities Portfolio........................   (2,811)        --         (2,811)
Large Cap International Portfolio...........................   (3,535)        --         (3,535)
International Core Equity Portfolio.........................  (17,544)        --        (17,544)
International Small Company Portfolio.......................   (9,491)        --         (9,491)
DFA International Real Estate Securities Portfolio..........   (1,430)        --         (1,430)
DFA International Small Cap Value Portfolio.................   (7,629)        --         (7,629)
Selectively Hedged Global Equity Portfolio..................   (2,450)       178         (2,628)
Emerging Markets Core Equity Portfolio......................  (14,163)        --        (14,163)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Forward Currency Contracts.
(2)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(3)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Portfolios had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2018 (amounts in thousands):

                                                                            GROSS AMOUNTS NOT
                                                                              OFFSET IN THE
                                                                           STATEMENTS OF ASSETS
                                                                             AND LIABILITIES
                                                                          ----------------------
                                                                  NET
                                                                AMOUNTS
                                                                  OF
                                                                ASSETS
                                                               PRESENTED
                                                     GROSS      IN THE                                     GROSS
                                                   AMOUNTS OF STATEMENTS                                AMOUNTS OF
                                                   RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED
                                                     ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES
DESCRIPTION                                           (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)
-----------                                        ---------- ----------- ----------- ---------- ------ -----------
                                                                          ASSETS
                                                   ---------------------------------------------------- -----------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Citibank, N.A.....................................   $   65     $   65         --         --     $   65      --
Royal Bank of Scotland............................      383        383         --         --        383      --
                                                     ------     ------        ---         --     ------     ---
Total.............................................   $  448     $  448         --         --     $  448      --
                                                     ======     ======        ===         ==     ======     ===
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
State Street Bank and Trust.......................   $1,097     $1,097         --         --     $1,097      --
JP Morgan.........................................       11         11         --         --         11      --
Citibank, N.A.....................................      504        504        $(9)        --        495     $ 9
Barclays Capital..................................       --         --         --         --         --      --
Bank of America Corp..............................       --         --         --         --         --       1
                                                     ------     ------        ---         --     ------     ---
Total                                                $1,612     $1,612        $(9)        --     $1,603     $10
                                                     ======     ======        ===         ==     ======     ===

                                                                 GROSS AMOUNTS NOT
                                                                   OFFSET IN THE
                                                               STATEMENTS OF ASSETS AND
                                                                    LIABILITIES
                                                               ------------------------
                                                       NET
                                                     AMOUNTS
                                                       OF
                                                   LIABILITIES
                                                    PRESENTED
                                                     IN THE
                                                   STATEMENTS
                                                    OF ASSETS   FINANCIAL      CASH      NET
                                                       AND     INSTRUMENTS  COLLATERAL  AMOUNT
DESCRIPTION                                        LIABILITIES     (D)       PLEDGED     (E)
-----------                                        ----------- -----------  ----------  ------
                                                             LIABILITIES
                                                   --------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Citibank, N.A.....................................      --          --          --        --
Royal Bank of Scotland............................      --          --          --        --
                                                       ---         ---          --       ---
Total.............................................      --          --          --        --
                                                       ===         ===          ==       ===
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
State Street Bank and Trust.......................      --          --          --        --
JP Morgan.........................................      --          --          --        --
Citibank, N.A.....................................     $ 9         $(9)         --        --
Barclays Capital..................................      --          --          --        --
Bank of America Corp..............................       1          --          --       $ 1
                                                       ---         ---          --       ---
Total                                                  $10         $(9)         --       $ 1
                                                       ===         ===          ==       ===

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                                      MAXIMUM
                                                             WEIGHTED WEIGHTED                         AMOUNT
                                                             AVERAGE  AVERAGE   NUMBER OF   INTEREST  BORROWED
                                                             INTEREST   LOAN       DAYS     EXPENSE  DURING THE
                                                               RATE   BALANCE  OUTSTANDING* INCURRED   PERIOD
                                                             -------- -------- ------------ -------- ----------
U.S. Large Cap Equity Portfolio.............................   2.56%  $ 2,112       34        $ 5     $ 13,401
U.S. Vector Equity Portfolio................................   1.91%    4,459        3          1        4,459
U.S. High Relative Profitability Portfolio..................   2.16%    2,653        4          1        2,990
DFA Real Estate Securities Portfolio........................   2.93%   22,268        5          9       32,123
Global Small Company Portfolio..............................   2.58%      372       12         --        1,375
DFA International Real Estate Securities Portfolio..........   2.26%   70,655        8         34      150,457
DFA Global Real Estate Securities Portfolio.................   2.40%    4,445        7          2       20,732
DFA International Small Cap Value Portfolio.................   2.93%    1,940        1         --        1,940
International Vector Equity Portfolio.......................   2.63%    2,088       12          2        5,921
International High Relative Profitability Portfolio.........   2.45%      841        7         --        2,217
World ex U.S. Value Portfolio...............................   2.55%      119       34         --          511
World ex U.S. Targeted Value Portfolio......................   2.60%    1,265       31          3        4,010
World ex U.S. Core Equity Portfolio.........................   2.24%    6,148        3          1       16,115
World Core Equity Portfolio.................................   2.42%    3,940       24          6       15,818

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Portfolio's available line of credit was used.

   As of October 31, 2018, the World ex U.S. Value Portfolio and the World ex U.S. Targeted Value Portfolio had loans outstanding in the amount of $15 and $126 (in thousands), respectively.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2018.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES   SALES    REALIZED GAIN (LOSS)
---------                                                    --------- ---------- --------------------
U.S. Large Cap Equity Portfolio............................. $ 48,771  $   40,739      $  (4,042)
U.S. Targeted Value Portfolio...............................  626,493     685,844       (256,078)
U.S. Small Cap Value Portfolio..............................  388,564   1,383,508       (326,738)
U.S. Core Equity 1 Portfolio................................  441,482     255,472        (36,580)
U.S. Core Equity 2 Portfolio................................  357,897     363,198        (11,291)
U.S. Vector Equity Portfolio................................   88,159     108,605         (4,082)
U.S. Small Cap Portfolio....................................  811,298     400,954       (335,214)
U.S. Micro Cap Portfolio....................................  452,942     529,005       (182,122)
U.S. High Relative Profitability Portfolio..................   15,384       6,563         (1,147)
DFA Real Estate Securities Portfolio........................   14,626       1,750           (332)
Large Cap International Portfolio...........................   98,711      49,266          6,395
International Core Equity Portfolio.........................  528,096      72,344         (8,353)
DFA Global Real Estate Securities Portfolio.................    4,089          --             --
DFA International Small Cap Value Portfolio.................  152,991     762,020       (220,686)
International Vector Equity Portfolio.......................   53,484      28,545          4,572
International High Relative Profitability Portfolio.........   12,415       1,782           (250)
World ex U.S. Targeted Value Portfolio......................    7,205       9,820          1,653
World ex U.S. Core Equity Portfolio.........................   33,872       9,454            871
Emerging Markets Core Equity Portfolio......................    7,936      11,021            805

K. SECURITIES LENDING:

   As of October 31, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                             ----------
U.S. Large Cap Equity Portfolio............................. $   12,601
U.S. Targeted Value Portfolio...............................  1,079,152
U.S. Small Cap Value Portfolio..............................  1,275,203
U.S. Core Equity 1 Portfolio................................  1,166,646
U.S. Core Equity 2 Portfolio................................  1,314,937
U.S. Vector Equity Portfolio................................    322,110
U.S. Small Cap Portfolio....................................  1,823,247
U.S. Micro Cap Portfolio....................................    559,099

                                                              MARKET
                                                              VALUE
                                                             --------
U.S. High Relative Profitability Portfolio.................. $  6,812
DFA Real Estate Securities Portfolio........................  152,632
Large Cap International Portfolio...........................   18,367
International Core Equity Portfolio.........................  465,129
DFA International Real Estate Securities Portfolio..........   65,971
DFA International Small Cap Value Portfolio.................  330,109
International Vector Equity Portfolio.......................   49,171
International High Relative Profitability Portfolio.........    1,705
World ex U.S. Targeted Value Portfolio......................    4,921
World ex U.S. Core Equity Portfolio.........................   65,262
Emerging Markets Core Equity Portfolio......................  949,057

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                                AS OF OCTOBER 31, 2018
-                                                            ------------------------------------------------------------
                                                             OVERNIGHT AND             BETWEEN
                                                              CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                                             -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS ENHANCED U.S. LARGE COMPANY
  PORTFOLIO
   Bonds.................................................... $    2,270,404    --         --         --    $    2,270,404
U.S. LARGE CAP EQUITY PORTFOLIO
   Common Stocks............................................     40,426,010    --         --         --        40,426,010
U.S. TARGETED VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................  1,345,682,235    --         --         --     1,345,682,235
U.S. SMALL CAP VALUE PORTFOLIO
   Common Stocks............................................  1,667,170,818    --         --         --     1,667,170,818
U.S. CORE EQUITY 1 PORTFOLIO
   Common Stocks............................................  1,470,055,290    --         --         --     1,470,055,290
U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks............................................  1,747,162,103    --         --         --     1,747,162,103
U.S. VECTOR EQUITY PORTFOLIO
   Common Stocks............................................    376,159,512    --         --         --       376,159,512
U.S. SMALL CAP PORTFOLIO
   Common Stocks............................................  2,515,621,684    --         --         --     2,515,621,684
U.S. MICRO CAP PORTFOLIO
   Common Stocks, Preferred Stocks, Rights/Warrants.........    958,074,112    --         --         --       958,074,112
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
   Common Stocks............................................      9,439,931    --         --         --         9,439,931
DFA REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................    359,453,327    --         --         --       359,453,327
LARGE CAP INTERNATIONAL PORTFOLIO
   Common Stocks............................................    206,349,572    --         --         --       206,349,572
INTERNATIONAL CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...........................  1,604,446,132    --         --         --     1,604,446,132
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................    214,316,850    --         --         --       214,316,850
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
   Common Stocks............................................     89,034,975    --         --         --        89,034,975
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
   Common Stocks, Preferred Stocks..........................    948,096,417    --         --         --       948,096,417
INTERNATIONAL VECTOR EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...........................    166,426,178    --         --         --       166,426,178

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS INTERNATIONAL HIGH RELATIVE
  PROFITABILITY PORTFOLIO
   Common Stocks............................................ $ 12,684,774     --         --         --    $ 12,684,774
WORLD EX U.S. TARGETED VALUE PORTFOLIO
   Common Stocks............................................    4,658,921     --         --         --       4,658,921
WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks, Rights/Warrants...........................  130,312,392     --         --         --     130,312,392
EMERGING MARKETS CORE EQUITY PORTFOLIO
   Common Stocks............................................  733,702,839     --         --         --     733,702,839

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2018, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

U.S. Targeted Value Portfolio............................... 16,160
DFA Real Estate Securities Portfolio........................ 80,654

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                               DISTRIBUTIONS FROM:
-                                                                  ------------------------------------------
                                                                      NET        NET        NET
                                                                   INVESTMENT SHORT-TERM LONG-TERM
                                                                     INCOME     GAINS      GAINS      TOTAL
                                                                   ---------- ---------- ---------  ---------
Enhanced U.S. Large Company Portfolio - Institutional Class....... $  (2,502)  $ (2,722) $  (4,088) $  (9,312)
U.S. Large Cap Equity Portfolio - Institutional Class.............   (18,564)        --         --    (18,564)
U.S. Large Cap Value Portfolio - Institutional Class..............  (403,733)        --   (446,140)  (849,873)
U.S. Targeted Value Portfolio - Class R1..........................      (506)       (75)    (1,310)    (1,891)
U.S. Targeted Value Portfolio - Class R2..........................    (1,483)      (304)    (5,296)    (7,083)
U.S. Targeted Value Portfolio - Institutional Class...............  (103,014)   (15,806)  (275,712)  (394,532)
U.S. Small Cap Value Portfolio - Institutional Class..............  (113,837)        --   (533,287)  (647,124)
U.S. Core Equity 1 Portfolio - Institutional Class................  (310,434)        --    (71,615)  (382,049)
U.S. Core Equity 2 Portfolio - Institutional Class................  (322,547)        --   (122,469)  (445,016)
U.S. Vector Equity Portfolio - Institutional Class................   (55,773)      (202)  (101,959)  (157,934)
U.S. Small Cap Portfolio - Institutional Class....................  (155,568)   (12,822)  (343,192)  (511,582)
U.S. Micro Cap Portfolio - Institutional Class....................   (43,959)        --   (255,837)  (299,796)
U.S. High Relative Profitability Portfolio - Institutional Class..      (541)        --         --       (541)
DFA Real Estate Securities Portfolio - Institutional Class........  (217,478)        --    (66,384)  (283,862)
Large Cap International Portfolio - Institutional Class...........  (111,606)        --         --   (111,606)
International Core Equity Portfolio - Institutional Class.........  (533,126)        --         --   (533,126)
International Small Company Portfolio - Institutional Class.......  (205,687)   (18,854)  (251,076)  (475,617)
Japanese Small Company Portfolio - Institutional Class............    (9,568)        --         --     (9,568)
Asia Pacific Small Company Portfolio - Institutional Class........    (8,894)        --         --     (8,894)
United Kingdom Small Company Portfolio - Institutional Class......    (1,322)        --     (1,684)    (3,006)
Continental Small Company Portfolio - Institutional Class.........    (7,715)        --         --     (7,715)
DFA International Real Estate Securities Portfolio -
  Institutional Class.............................................  (326,892)        --         --   (326,892)
DFA Global Real Estate Securities Portfolio - Institutional Class.  (227,401)    (2,070)   (13,530)  (243,001)
DFA International Small Cap Value Portfolio - Institutional Class.  (195,408)    (3,853)  (410,189)  (609,450)
International Vector Equity Portfolio - Institutional Class.......   (50,390)        --     (4,041)   (54,431)
International High Relative Profitability Portfolio -
  Institutional Class.............................................      (299)        --         --       (299)
World ex U.S. Value Portfolio - Institutional Class...............    (4,532)        --         --     (4,532)
World ex U.S. Targeted Value Portfolio - Institutional Class......    (7,684)        --         --     (7,684)

                                                                              DISTRIBUTIONS FROM:
-                                                                  ----------------------------------------
                                                                      NET        NET        NET
                                                                   INVESTMENT SHORT-TERM LONG-TERM
                                                                     INCOME     GAINS      GAINS     TOTAL
                                                                   ---------- ---------- --------- --------
World ex U.S. Core Equity Portfolio - Institutional Class.........   (52,690)       --         --   (52,690)
World Core Equity Portfolio - Institutional Class.................    (8,966)      (67)    (1,231)  (10,264)
Selectively Hedged Global Equity Portfolio - Institutional Class..    (6,477)     (260)    (2,369)   (9,106)
Emerging Markets Portfolio - Institutional Class..................  (107,522)       --         --  (107,522)
Emerging Markets Small Cap Portfolio - Institutional Class........  (147,304)  (10,357)  (117,099) (274,760)
Emerging Markets Value Portfolio - Class R2.......................      (847)       --         --      (847)
Emerging Markets Value Portfolio - Institutional Class............  (339,766)       --         --  (339,766)
Emerging Markets Core Equity Portfolio - Institutional Class......  (449,166)       --         --  (449,166)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
Enhanced U.S. Large Company Portfolio.......................   $     877
U.S. Large Cap Equity Portfolio.............................       1,207
U.S. Large Cap Value Portfolio..............................      22,596
U.S. Targeted Value Portfolio...............................      (1,394)
U.S. Small Cap Value Portfolio..............................      (5,694)
U.S. Core Equity 1 Portfolio................................      14,490
U.S. Core Equity 2 Portfolio................................      15,587
U.S. Vector Equity Portfolio................................         426
U.S. Small Cap Portfolio....................................      (1,236)
U.S. Micro Cap Portfolio....................................        (401)
U.S. High Relative Profitability Portfolio..................         131
DFA Real Estate Securities Portfolio........................      46,634
Large Cap International Portfolio...........................      12,323
International Core Equity Portfolio.........................      57,179
International Small Company Portfolio.......................      19,361
Global Small Company Portfolio..............................         143
Japanese Small Company Portfolio............................       1,122
Asia Pacific Small Company Portfolio........................       1,817
United Kingdom Small Company Portfolio......................          33
Continental Small Company Portfolio.........................         238
DFA International Real Estate Securities Portfolio..........    (280,250)
DFA Global Real Estate Securities Portfolio.................      59,540
DFA International Small Cap Value Portfolio.................      41,552
International Vector Equity Portfolio.......................       4,130
International High Relative Profitability Portfolio.........         146
World ex U.S. Value Portfolio...............................       2,027
World ex U.S. Targeted Value Portfolio......................       1,206
World ex U.S. Core Equity Portfolio.........................       4,361
World Core Equity Portfolio.................................          (4)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
Selectively Hedged Global Equity Portfolio..................      2,600
Emerging Markets Portfolio..................................     (2,493)
Emerging Markets Small Cap Portfolio........................      6,969
Emerging Markets Value Portfolio............................      6,372
Emerging Markets Core Equity Portfolio......................      6,324

P. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional Class...      5             72%
U.S. Large Cap Equity Portfolio-Institutional Class.........      4             92%
U.S. Large Cap Value Portfolio-Institutional Class..........      3             69%
U.S. Targeted Value Portfolio-Class R1......................      5             89%
U.S. Targeted Value Portfolio-Class R2......................      9             88%
U.S. Targeted Value Portfolio-Institutional Class...........      3             58%
U.S. Small Cap Value Portfolio-Institutional Class..........      4             69%
U.S. Core Equity 1 Portfolio-Institutional Class............      5             79%
U.S. Core Equity 2 Portfolio-Institutional Class............      5             81%
U.S. Vector Equity Portfolio-Institutional Class............      5             90%
U.S. Small Cap Portfolio-Institutional Class................      3             54%
U.S. Micro Cap Portfolio-Institutional Class................      4             76%
U.S. High Relative Profitability Portfolio-Institutional
  Class.....................................................      3             91%
DFA Real Estate Securities Portfolio-Institutional Class....      4             75%
Large Cap International Portfolio-Institutional Class.......      3             63%
International Core Equity Portfolio-Institutional Class.....      4             70%
International Small Company Portfolio-Institutional Class...      3             61%
Global Small Company Portfolio-Institutional Class..........      5             97%
Japanese Small Company Portfolio-Institutional Class........      4             86%
Asia Pacific Small Company Portfolio-Institutional Class....      3             92%
United Kingdom Small Company Portfolio-Institutional Class..      4             95%
Continental Small Company Portfolio-Institutional Class.....      2             88%
DFA International Real Estate Securities
  Portfolio-Institutional Class.............................      4             90%
DFA Global Real Estate Securities Portfolio-Institutional
  Class.....................................................      3             66%
DFA International Small Cap Value Portfolio-Institutional
  Class.....................................................      4             72%
International Vector Equity Portfolio-Institutional Class...      4             89%
International High Relative Profitability
  Portfolio-Institutional Class.............................      4             95%

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
World ex U.S. Value Portfolio-Institutional Class...........      7             93%
World ex U.S. Targeted Value Portfolio-Institutional Class..      3             97%
World ex U.S. Core Equity Portfolio-Institutional Class.....      3             71%
World Core Equity Portfolio-Institutional Class.............      6             79%
Selectively Hedged Global Equity Portfolio-Institutional
  Class.....................................................      4             95%
Emerging Markets Portfolio-Institutional Class..............      3             54%
Emerging Markets Small Cap Portfolio-Institutional Class....      3             54%
Emerging Markets Value Portfolio-Class R2...................      2             90%
Emerging Markets Value Portfolio-Institutional Class........      2             35%
Emerging Markets Core Equity Portfolio-Institutional Class..      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value

Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the thirty-four portfolios listed in the table below

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, of each of the funds listed in the table below (thirty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

                                          STATEMENT OF         STATEMENT OF            FINANCIAL
FUND                                      OPERATIONS       CHANGES IN NET ASSETS      HIGHLIGHTS
----                                   ------------------- ---------------------  --------------------
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Equity Portfolio        For the year ended  For the years ended    For the years ended
U.S. Large Cap Value Portfolio         October 31, 2018    October 31, 2018 and   October 31, 2018,
U.S. Targeted Value Portfolio                              2017                   2017, 2016, 2015
U.S. Small Cap Value Portfolio                                                    and 2014
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate
Securities Portfolio
DFA Global Real Estate Securities
Portfolio
DFA International Small Cap Value
Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
World Core Equity Portfolio
Selectively Hedged Global Equity
Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio

Global Small Company Portfolio         For the year ended  For the year ended October 31, 2018 and
                                       October 31, 2018    the period from January 18, 2017
                                                           (commencement of operations) through
                                                           October 31, 2017

U.S. High Relative Profitability       For the year ended  For the year ended
Portfolio International High Relative  October 31, 2018    October 31, 2018 and
Profitability Portfolio                                    the period from
                                                           May 16, 2017
                                                           (commencement of
                                                           operations) through
                                                           October 31, 2017

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                             ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                             -------------------------------------------
                                                              NET INCOME FOR
                                                              THE CURRENT OR     ACCUMULATED
                                                             PRECEDING FISCAL   UNDISTRIBUTED    PAID-IN
                                                                YEAR, AND      NET PROFITS FROM SURPLUS OR
                                                               ACCUMULATED       THE SALE OF      OTHER
                                                              UNDISTRIBUTED     SECURITIES OR    CAPITAL
PORTFOLIO NAME                                                  NET INCOME     OTHER PROPERTIES   SOURCE
--------------                                               ----------------  ---------------- ----------
DFA International Small Cap Value Portfolio September 27,
  2018......................................................        74%               0%            26%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY TOTAL RETURN INDEX
NOVEMBER 9, 2010-OCTOBER 31, 2018

                                     [CHART]

               DFA Commodity Strategy        Bloomberg Commodity Total Return
                     Portfolio                            Index
         --------------------------------   ----------------------------------
11/2010               $10,000                            $10,000
11/2010               $9,480                             $9,414
12/2010               $10,464                            $10,420
01/2011               $10,584                            $10,525
02/2011               $10,804                            $10,664
03/2011               $11,010                            $10,884
04/2011               $11,440                            $11,261
05/2011               $10,889                            $10,691
06/2011               $10,337                            $10,152
07/2011               $10,678                            $10,452
08/2011               $10,788                            $10,557
09/2011               $9,187                             $9,001
10/2011               $9,798                             $9,597
11/2011               $9,538                             $9,384
12/2011               $9,199                             $9,032
01/2012               $9,480                             $9,256
02/2012               $9,752                             $9,506
03/2012               $9,360                             $9,112
04/2012               $9,299                             $9,074
05/2012               $8,494                             $8,245
06/2012               $8,889                             $8,698
07/2012               $9,494                             $9,261
08/2012               $9,676                             $9,381
09/2012               $9,840                             $9,541
10/2012               $9,497                             $9,171
11/2012               $9,547                             $9,176
12/2012               $9,321                             $8,937
01/2013               $9,544                             $9,151
02/2013               $9,169                             $8,777
03/2013               $9,229                             $8,836
04/2013               $8,996                             $8,590
05/2013               $8,763                             $8,397
06/2013               $8,304                             $8,001
07/2013               $8,436                             $8,110
08/2013               $8,730                             $8,386
09/2013               $8,529                             $8,172
10/2013               $8,438                             $8,051
11/2013               $8,397                             $7,987
12/2013               $8,473                             $8,086
01/2014               $8,565                             $8,110
02/2014               $9,156                             $8,616
03/2014               $9,200                             $8,651
04/2014               $9,435                             $8,862
05/2014               $9,200                             $8,607
06/2014               $9,271                             $8,658
07/2014               $8,822                             $8,227
08/2014               $8,750                             $8,141
09/2014               $8,208                             $7,634
10/2014               $8,178                             $7,573
11/2014               $7,789                             $7,265
12/2014               $7,234                             $6,711
01/2015               $7,028                             $6,486
02/2015               $7,203                             $6,654
03/2015               $6,853                             $6,312
04/2015               $7,234                             $6,674
05/2015               $7,028                             $6,494
06/2015               $7,141                             $6,606
07/2015               $6,378                             $5,904
08/2015               $6,306                             $5,850
09/2015               $6,120                             $5,650
10/2015               $6,120                             $5,625
11/2015               $5,686                             $5,217
12/2015               $5,509                             $5,056
01/2016               $5,437                             $4,971
02/2016               $5,364                             $4,890
03/2016               $5,611                             $5,077
04/2016               $6,056                             $5,509
05/2016               $6,046                             $5,499
06/2016               $6,334                             $5,726
07/2016               $6,044                             $5,433
08/2016               $5,930                             $5,337
09/2016               $6,124                             $5,505
10/2016               $6,104                             $5,478
11/2016               $6,156                             $5,551
12/2016               $6,268                             $5,651
01/2017               $6,299                             $5,659
02/2017               $6,341                             $5,670
03/2017               $6,176                             $5,519
04/2017               $6,103                             $5,436
05/2017               $6,019                             $5,364
06/2017               $6,011                             $5,354
07/2017               $6,159                             $5,475
08/2017               $6,190                             $5,497
09/2017               $6,170                             $5,489
10/2017               $6,296                             $5,606
11/2017               $6,254                             $5,581
12/2017               $6,439                             $5,747
01/2018               $6,547                             $5,861
02/2018               $6,482                             $5,760
03/2018               $6,439                             $5,724
04/2018               $6,590                             $5,872
05/2018               $6,698                             $5,955
06/2018               $6,450                             $5,747
07/2018               $6,320                             $5,624
08/2018               $6,212                             $5,525
09/2018               $6,305                             $5,631
10/2018               $6,143                             $5,509



AVERAGE ANNUAL                         ONE       FIVE       SINCE
TOTAL RETURN                           YEAR      YEARS    INCEPTION
--------------                      ---------  ---------  ---------
                                        -2.43%     -6.15%     -5.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Data provided by Bloomberg Finance L.P.
--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

COMMODITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2018

   For the 12 months ended October 31, 2018, the Bloomberg Commodity Index Total Return returned -1.73%. The only sector with a positive return was energy, which returned 18.17%. Sectors with negative returns included precious metals, livestock, agriculture, and industrial metals, which returned -7.47%, -9.42%, -9.99%, and -12.83%, respectively.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures contracts. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark. For the period, the average duration of the Portfolio's fixed income securities remained near 1.50 years.

   For the 12 months ended October 31, 2018, total returns were -2.43% for the Portfolio and -1.73% for the Bloomberg Commodity Index Total Return. The collateral component of the Portfolio has a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contract. As such, the Portfolio's longer duration detracted from performance relative to the benchmark during a period in which term premiums in the U.S. were negative. Pre-rolling commodity contracts also detracted from performance relative to the benchmark, while varying the maturities of the individual commodity contracts contributed positively to performance relative to the benchmark.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DFA COMMODITY STRATEGY PORTFOLIO
--------------------------------
Actual Fund Return.......................................... $1,000.00 $  932.10    0.33%     $1.61
Hypothetical 5% Annual Return............................... $1,000.00 $1,023.54    0.33%     $1.68

--------
(1)DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 DFA COMMODITY STRATEGY PORTFOLIO
Corporate...................................................  35.1%
Government..................................................  25.0%
Foreign Corporate...........................................  18.7%
Foreign Government..........................................  20.1%
Supranational...............................................   1.1%
                                                             -----
                                                             100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
BONDS -- (74.5%)
AUSTRALIA -- (4.0%)
Commonwealth Bank of Australia
    2.300%, 09/06/19.................................................      5,100  $ 5,067,555
    5.000%, 10/15/19.................................................     10,000   10,175,270
W   2.250%, 03/10/20.................................................      5,000    4,931,050
    2.300%, 03/12/20.................................................      5,000    4,935,700
    5.000%, 03/19/20.................................................      5,000    5,116,158
    2.400%, 11/02/20.................................................      2,246    2,200,006
Macquarie Group, Ltd.
W   3.000%, 12/03/18.................................................      4,500    4,501,260
#W  6.250%, 01/14/21.................................................      4,842    5,090,025
National Australia Bank, Ltd.
W   2.400%, 12/09/19.................................................      9,500    9,419,245
    2.125%, 05/22/20.................................................        745      732,059
    2.625%, 07/23/20.................................................      4,052    4,001,782
Westpac Banking Corp.
    2.150%, 03/06/20.................................................      5,000    4,928,050
    2.300%, 05/26/20.................................................     17,774   17,490,594
    2.100%, 05/13/21.................................................      1,000      964,850
                                                                                  -----------
TOTAL AUSTRALIA......................................................              79,553,604
                                                                                  -----------
AUSTRIA -- (0.1%)
Oesterreichische Kontrollbank AG
#   1.875%, 01/20/21.................................................      1,500    1,461,161
                                                                                  -----------
BELGIUM -- (0.3%)
Dexia Credit Local SA
    1.875%, 01/29/20.................................................      5,000    4,929,057
                                                                                  -----------
CANADA -- (15.4%)
Canada Housing Trust No 1
W   1.450%, 06/15/20................................................. CAD 57,000   42,676,068
Canadian Government Bond
    1.750%, 05/01/20................................................. CAD 45,000   33,919,632
CPPIB Capital, Inc.
    1.400%, 06/04/20................................................. CAD  6,000    4,483,467
Nutrien, Ltd.
    6.500%, 05/15/19.................................................      1,446    1,472,446
Province of Alberta Canada
    1.900%, 12/06/19.................................................      5,000    4,943,920
    1.250%, 06/01/20................................................. CAD 39,000   29,086,543
Province of British Columbia Canada
    3.700%, 12/18/20................................................. CAD 30,000   23,358,274
Province of Manitoba Canada
#   2.050%, 11/30/20.................................................     15,000   14,670,450
Province of Ontario Canada
    4.200%, 06/02/20................................................. CAD 50,000   39,016,674
    4.000%, 06/02/21................................................. CAD  7,000    5,500,513

                                                                           FACE
                                                                          AMOUNT^    VALUE+
                                                                          ------- ------------
                                                                           (000)
CANADA -- (Continued)
Province of Quebec Canada
    4.500%, 12/01/20................................................. CAD 55,000  $ 43,470,660
Royal Bank of Canada
    2.980%, 05/07/19................................................. CAD  7,000     5,336,048
    2.150%, 03/06/20.................................................      5,708     5,636,286
    2.350%, 10/30/20.................................................      5,913     5,806,188
Toronto-Dominion Bank (The)
    2.563%, 06/24/20................................................. CAD 39,000    29,500,406
    2.500%, 12/14/20.................................................      1,000       984,601
    3.250%, 06/11/21.................................................     10,000     9,966,612
Toyota Credit Canada, Inc.
    2.800%, 11/21/18................................................. CAD 10,000     7,598,162
                                                                                  ------------
TOTAL CANADA.........................................................              307,426,950
                                                                                  ------------
DENMARK -- (0.0%)
Danske Bank A.S.
    2.800%, 03/10/21.................................................        400       389,260
                                                                                  ------------
FINLAND -- (0.3%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.................................................      5,000     4,966,580
    1.750%, 05/21/19.................................................      1,150     1,143,947
                                                                                  ------------
TOTAL FINLAND........................................................                6,110,527
                                                                                  ------------
FRANCE -- (3.6%)
BNP Paribas SA
    2.375%, 05/21/20.................................................      2,720     2,683,334
BPCE SA
    2.650%, 02/03/21.................................................        330       323,405
Credit Agricole SA
W   2.750%, 06/10/20.................................................      5,000     4,944,050
Dexia Credit Local SA
    0.200%, 03/16/21................................................. EUR 16,250    18,547,420
Electricite de France SA
W   2.350%, 10/13/20.................................................      5,000     4,903,963
Orange SA
    1.625%, 11/03/19.................................................      2,000     1,968,480
Sanofi
    4.000%, 03/29/21.................................................     17,450    17,711,083
    0.875%, 09/22/21................................................. EUR  5,000     5,800,240
Societe Generale SA
W   2.625%, 09/16/20.................................................      2,000     1,971,688
Total Capital International SA
    2.100%, 06/19/19.................................................     13,208    13,146,024
                                                                                  ------------
TOTAL FRANCE.........................................................               71,999,687
                                                                                  ------------
GERMANY -- (4.2%)
Bayer U.S. Finance II LLC
W   1.850%, 11/15/18.................................................      6,700     6,697,450

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
GERMANY -- (Continued)
Bayer U.S. Finance LLC
W   2.375%, 10/08/19.................................................    1,500  $ 1,488,117
Daimler Finance North America LLC
W   2.250%, 03/02/20.................................................    2,925    2,878,459
Deutsche Bank AG
    2.950%, 08/20/20.................................................    7,018    6,877,609
    3.125%, 01/13/21.................................................    3,889    3,799,833
Erste Abwicklungsanstalt
    1.375%, 10/30/19.................................................   25,000   24,606,300
Merck & Co., Inc.
    1.850%, 02/10/20.................................................   22,500   22,158,237
State of North Rhine- Westphalia Germany
    1.625%, 01/22/20.................................................    3,650    3,591,052
Volkswagen Group of America Finance LLC
W   2.125%, 05/23/19.................................................   10,000    9,938,403
    2.400%, 05/22/20.................................................    2,000    1,963,259
                                                                                -----------
TOTAL GERMANY........................................................            83,998,719
                                                                                -----------
IRELAND -- (0.4%)
GE Capital International Funding Co., Unlimited Co.
    2.342%, 11/15/20.................................................    2,937    2,846,838
Iberdrola Finance Ireland DAC
W   5.000%, 09/11/19.................................................    2,000    2,030,281
Perrigo Finance Un, Ltd. Co.
    3.500%, 03/15/21.................................................    2,500    2,468,473
                                                                                -----------
TOTAL IRELAND........................................................             7,345,592
                                                                                -----------
ITALY -- (0.1%)
Intesa Sanpaolo SpA
    3.875%, 01/15/19.................................................    2,570    2,570,395
                                                                                -----------
JAPAN -- (1.7%)
Mizuho Financial Group, Inc.
W   2.632%, 04/12/21.................................................    2,000    1,952,670
MUFG Bank, Ltd.
W   2.350%, 09/08/19.................................................      850      844,770
Nomura Holdings, Inc.
    2.750%, 03/19/19.................................................    1,034    1,033,566
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.................................................    3,500    3,497,454
    2.650%, 07/23/20.................................................    2,250    2,222,635
Toyota Motor Credit Corp.
    1.400%, 05/20/19                                                     5,168    5,128,651
    2.125%, 07/18/19.................................................    1,080    1,074,787
    2.150%, 03/12/20.................................................   18,550   18,344,785
                                                                                -----------
TOTAL JAPAN..........................................................            34,099,318
                                                                                -----------

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
LUXEMBOURG -- (0.2%)
Nestle Finance International, Ltd.
    2.125%, 09/10/21................................................. EUR   2,875 $ 3,458,685
                                                                                  -----------
NETHERLANDS -- (3.8%)
Bank Nederlandse Gemeenten NV
W   1.750%, 10/05/20.................................................      24,800  24,199,716
BNG Bank NV
    2.500%, 02/28/20.................................................       1,800   1,788,748
Deutsche Telekom International Finance BV
W   1.500%, 09/19/19.................................................       3,000   2,955,203
ING Bank NV
W   2.500%, 10/01/19.................................................       3,000   2,983,509
LyondellBasell Industries NV
    5.000%, 04/15/19.................................................       1,022   1,025,849
Mondelez International, Inc.
W   1.625%, 10/28/19.................................................       2,000   1,966,668
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.................................................       4,362   4,284,958
Shell International Finance BV
    2.000%, 11/15/18.................................................       2,350   2,349,600
    4.300%, 09/22/19.................................................      12,204  12,350,940
    4.375%, 03/25/20.................................................       7,120   7,246,238
    1.875%, 05/10/21.................................................      15,000  14,494,732
                                                                                  -----------
TOTAL NETHERLANDS....................................................              75,646,161
                                                                                  -----------
NORWAY -- (1.7%)
Equinor ASA
#   2.900%, 11/08/20.................................................       5,192   5,152,876
Kommunalbanken A.S.
    1.750%, 05/28/19.................................................       5,000   4,972,430
    1.625%, 01/15/20.................................................       5,450   5,366,452
Norway Government Bond
    3.750%, 05/25/21................................................. NOK 150,000  18,902,228
                                                                                  -----------
TOTAL NORWAY.........................................................              34,393,986
                                                                                  -----------
SPAIN -- (1.0%)
Santander UK Group Holdings P.L.C.
    2.875%, 10/16/20.................................................       9,000   8,868,276
Telefonica Emisiones SAU
    5.134%, 04/27/20.................................................       2,200   2,252,274
    5.462%, 02/16/21.................................................       8,000   8,312,080
                                                                                  -----------
TOTAL SPAIN..........................................................              19,432,630
                                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.1%)
Council Of Europe Development Bank
    1.750%, 11/14/19.................................................       7,000   6,921,585

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                           FACE
                                                                          AMOUNT^   VALUE+
                                                                          ------- -----------
                                                                           (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
    1.125%, 02/18/20................................................. CAD  20,020 $14,962,268
                                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........................              21,883,853
                                                                                  -----------
SWEDEN -- (4.0%)
Kommuninvest I Sverige AB
    1.000%, 09/15/21................................................. SEK 400,000  44,682,909
Svensk Exportkredit AB
    1.875%, 06/17/19.................................................      17,000  16,906,719
Svenska Handelsbanken AB
    2.250%, 06/17/19.................................................       5,000   4,975,046
W   5.125%, 03/30/20.................................................       6,708   6,871,340
Sweden Government Bond
    5.000%, 12/01/20................................................. SEK  50,000   6,085,896
                                                                                  -----------
TOTAL SWEDEN.........................................................              79,521,910
                                                                                  -----------
SWITZERLAND -- (0.3%)
UBS AG
    2.375%, 08/14/19.................................................         720     716,014
    2.350%, 03/26/20.................................................       6,000   5,921,837
                                                                                  -----------
TOTAL SWITZERLAND....................................................               6,637,851
                                                                                  -----------
UNITED KINGDOM -- (0.7%)
Aon P.L.C.
    2.800%, 03/15/21.................................................       2,680   2,625,951
AstraZeneca P.L.C.
    1.750%, 11/16/18.................................................       4,958   4,955,862
Barclays P.L.C.
#   2.875%, 06/08/20.................................................       5,000   4,938,860
Santander UK Group Holdings P.L.C.
    3.125%, 01/08/21.................................................       1,808   1,782,059
                                                                                  -----------
TOTAL UNITED KINGDOM.................................................              14,302,732
                                                                                  -----------
UNITED STATES -- (31.6%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.................................................       3,624   3,686,281
3M Co.
#   1.625%, 06/15/19.................................................       3,200   3,172,823
AbbVie, Inc.
#   2.500%, 05/14/20.................................................      11,317  11,169,094
Allergan Funding SCS
    3.000%, 03/12/20.................................................       5,000   4,978,304
Allergan, Inc.
    3.375%, 09/15/20.................................................       1,570   1,567,028

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
American Express Credit Corp.
    2.375%, 05/26/20.................................................    6,210  $ 6,123,740
    2.600%, 09/14/20.................................................    1,600    1,578,336
American Honda Finance Corp.
    2.250%, 08/15/19.................................................    2,000    1,988,942
American International Group, Inc.
    2.300%, 07/16/19                                                     1,500    1,492,860
    3.375%, 08/15/20.................................................    3,470    3,463,490
    6.400%, 12/15/20.................................................    7,000    7,387,981
Amgen, Inc.
    2.200%, 05/11/20.................................................    9,990    9,834,955
Anheuser-Busch InBev Finance, Inc.
    2.650%, 02/01/21.................................................   10,000    9,802,906
Anthem, Inc.
    4.350%, 08/15/20.................................................    1,128    1,146,798
    2.500%, 11/21/20.................................................   11,465   11,232,735
Aon Corp.
    5.000%, 09/30/20.................................................    1,000    1,029,152
Apple, Inc.
#   1.900%, 02/07/20.................................................   31,000   30,609,623
    2.000%, 05/06/20.................................................    4,522    4,452,598
AT&T, Inc.
    5.200%, 03/15/20.................................................    6,000    6,145,790
Autodesk, Inc.
    3.125%, 06/15/20.................................................    1,355    1,349,379
AutoZone, Inc.
    2.500%, 04/15/21.................................................    2,045    1,990,194
Bank of America Corp.
    2.600%, 01/15/19.................................................    4,000    3,998,040
    2.625%, 10/19/20.................................................    1,670    1,647,366
Berkshire Hathaway, Inc.
    2.100%, 08/14/19.................................................    2,800    2,783,086
Best Buy Co., Inc.
    5.500%, 03/15/21.................................................    6,000    6,223,478
BMW US Capital LLC
W   2.000%, 04/11/21.................................................    3,000    2,893,308
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.................................................      250      253,698
CA, Inc.
    5.375%, 12/01/19.................................................    5,245    5,347,463
Capital One Bank USA NA
    2.300%, 06/05/19.................................................    1,242    1,237,098
Capital One NA
    2.400%, 09/05/19.................................................    6,536    6,490,277
Cardinal Health, Inc.
    4.625%, 12/15/20.................................................    5,150    5,258,141
CBS Corp.
    2.300%, 08/15/19.................................................    1,500    1,490,390

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Celgene Corp.
    2.875%, 02/19/21.................................................   10,000  $ 9,852,000
Chevron Corp.
#   2.193%, 11/15/19.................................................   15,000   14,883,719
    1.961%, 03/03/20.................................................    8,000    7,887,163
    2.427%, 06/24/20.................................................    3,650    3,609,745
Cisco Systems, Inc.
    2.125%, 03/01/19.................................................   10,000    9,982,692
    1.400%, 09/20/19.................................................   12,935   12,776,033
Citigroup, Inc.
    2.050%, 12/07/18.................................................    4,791    4,788,222
    2.650%, 10/26/20.................................................    2,575    2,535,673
    2.700%, 03/30/21.................................................    4,790    4,691,095
Citizens Bank NA
    2.550%, 05/13/21.................................................    8,000    7,784,856
Comerica, Inc.
    2.125%, 05/23/19.................................................    4,000    3,981,191
CVS Health Corp.
    2.250%, 12/05/18.................................................    3,399    3,397,010
Daimler Finance North America LLC
W   2.700%, 08/03/20.................................................    3,060    3,015,484
Discovery Communications LLC
W   2.750%, 11/15/19.................................................    1,500    1,489,371
Dominion Energy Gas Holdings LLC
    2.800%, 11/15/20.................................................    2,000    1,974,000
Dow Chemical Co. (The)
    4.250%, 11/15/20.................................................    9,625    9,745,792
Eastman Chemical Co.
    2.700%, 01/15/20.................................................    3,883    3,853,779
EMD Finance LLC
W   2.400%, 03/19/20.................................................    1,150    1,133,422
Enterprise Products Operating LLC
    5.200%, 09/01/20.................................................    3,839    3,953,594
Eversource Energy
    2.500%, 03/15/21.................................................    3,350    3,286,927
Exelon Corp.
    2.850%, 06/15/20.................................................    1,205    1,191,605
Exelon Generation Co. LLC
    4.000%, 10/01/20.................................................    4,282    4,316,511
Exxon Mobil Corp.
    1.912%, 03/06/20.................................................    3,950    3,893,993
    2.222%, 03/01/21.................................................    3,000    2,931,144
Fidelity National Information Services, Inc.
    3.625%, 10/15/20.................................................    1,214    1,216,376
Fifth Third Bancorp
    2.875%, 07/27/20.................................................    4,000    3,963,690
Ford Motor Credit Co. LLC
    3.200%, 01/15/21.................................................    4,000    3,903,480
    3.336%, 03/18/21.................................................    1,989    1,943,159

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
General Electric Co.
    4.375%, 09/16/20.................................................    7,000  $ 7,087,733
General Mills, Inc.
    2.200%, 10/21/19.................................................    3,500    3,468,026
General Motors Financial Co., Inc.
    3.150%, 01/15/20.................................................    7,000    6,965,718
    4.200%, 03/01/21.................................................      500      502,420
Goldman Sachs Group, Inc. (The)
    2.300%, 12/13/19.................................................      600      593,735
    2.600%, 04/23/20.................................................    2,075    2,053,692
    6.000%, 06/15/20.................................................    8,000    8,325,180
Harley-Davidson Financial Services, Inc.
W   2.150%, 02/26/20.................................................      585      574,844
    2.400%, 06/15/20.................................................    2,600    2,551,169
W   2.850%, 01/15/21.................................................    6,000    5,882,716
Harris Corp.
    2.700%, 04/27/20.................................................    1,205    1,191,643
Hewlett Packard Enterprise Co.
    3.600%, 10/15/20.................................................   12,000   12,018,806
HSBC USA, Inc.
    2.750%, 08/07/20.................................................   10,000    9,903,800
Huntington National Bank
    2.875%, 08/20/20.................................................    3,095    3,063,890
Integrys Holding, Inc.
    4.170%, 11/01/20.................................................    4,060    4,106,271
Intercontinental Exchange, Inc.
    2.750%, 12/01/20.................................................    3,519    3,478,426
International Business Machines Corp.
    2.250%, 02/19/21.................................................    3,615    3,526,417
John Deere Capital Corp.
#   2.800%, 03/04/21.................................................    1,000      989,290
JPMorgan Chase & Co.
    2.750%, 06/23/20.................................................    7,900    7,824,619
KeyBank NA
    2.350%, 03/08/19.................................................    3,000    2,995,072
KeyCorp
    2.900%, 09/15/20.................................................    3,128    3,099,187
Kraft Heinz Foods Co.
    2.800%, 07/02/20.................................................   14,365   14,216,069
Kroger Co. (The)
    2.300%, 01/15/19.................................................    1,000      998,849
    1.500%, 09/30/19.................................................    1,565    1,542,062
Lam Research Corp.
    2.750%, 03/15/20.................................................    1,098    1,088,202
LG&E & KU Energy LLC
    3.750%, 11/15/20.................................................    1,244    1,250,280
Liberty Mutual Group, Inc.
W   5.000%, 06/01/21.................................................      980    1,004,982

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                         FACE
                                                                        AMOUNT^   VALUE+
                                                                        ------- -----------
                                                                         (000)
UNITED STATES -- (Continued)
Marriott International, Inc.
#   2.875%, 03/01/21.................................................    1,000  $   986,766
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.................................................    4,417    4,415,012
McDonald's Corp.
    2.100%, 12/07/18.................................................    7,000    6,995,310
McKesson Corp.
    2.284%, 03/15/19.................................................    3,995    3,984,591
Medtronic, Inc.
    2.500%, 03/15/20.................................................    4,750    4,708,878
Microsoft Corp.
    1.100%, 08/08/19.................................................    4,930    4,869,215
    1.850%, 02/12/20.................................................    7,000    6,908,825
Molson Coors Brewing Co.
    2.250%, 03/15/20.................................................   12,857   12,669,202
Nasdaq, Inc.
    5.550%, 01/15/20.................................................    1,850    1,896,638
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.................................................    1,500    1,494,179
Novartis Capital Corp.
    4.400%, 04/24/20.................................................    5,000    5,092,797
Occidental Petroleum Corp.
    4.100%, 02/01/21.................................................      650      659,009
Omnicom Group, Inc. / Omnicom Capital, Inc.
    4.450%, 08/15/20.................................................    2,190    2,227,931
Oracle Corp.
#   2.250%, 10/08/19.................................................   27,680   27,503,759
Pfizer, Inc.
    2.100%, 05/15/19.................................................   19,217   19,148,881
Philip Morris International, Inc.
#   1.875%, 01/15/19.................................................    1,373    1,370,369
    2.000%, 02/21/20.................................................    1,250    1,231,350
PNC Bank NA
    2.300%, 06/01/20.................................................    2,400    2,363,304
    2.600%, 07/21/20.................................................    4,116    4,066,416
Regions Financial Corp.
    3.200%, 02/08/21.................................................    4,400    4,361,947
Republic Services, Inc.
    5.500%, 09/15/19.................................................    1,167    1,191,105
Roper Technologies, Inc.
    3.000%, 12/15/20.................................................    5,070    5,022,503
Ryder System, Inc.
    2.550%, 06/01/19.................................................    1,500    1,496,625
Santander Holdings USA, Inc.
    2.650%, 04/17/20.................................................    4,992    4,929,381
Sempra Energy
    2.850%, 11/15/20.................................................    6,000    5,919,774
Solvay Finance America LLC
W   3.400%, 12/03/20.................................................   12,000   11,944,085
Southern Power Co.
    2.375%, 06/01/20.................................................    1,645    1,615,054

                                                                                                 FACE
                                                                                                AMOUNT^     VALUE+
                                                                                                ------- --------------
                                                                                                 (000)
UNITED STATES -- (Continued)
Southwest Airlines Co.
                            2.750%, 11/06/19.................................................     5,480 $    5,458,309
State Street Corp.
                            2.550%, 08/18/20.................................................     3,366      3,330,756
Stryker Corp.
                            2.000%, 03/08/19.................................................       974        970,886
SunTrust Banks, Inc.
                            2.500%, 05/01/19.................................................     1,735      1,730,921
TD Ameritrade Holding Corp.
                            5.600%, 12/01/19.................................................     1,000      1,026,105
Toyota Motor Credit Corp.
#                           1.550%, 10/18/19.................................................    10,000      9,862,184
UnitedHealth Group, Inc.
                            1.625%, 03/15/19.................................................     1,000        995,735
Verizon Communications, Inc.
                            2.625%, 02/21/20.................................................     1,288      1,279,575
                            4.600%, 04/01/21.................................................     3,100      3,182,548
Walgreens Boots Alliance, Inc.
                            2.700%, 11/18/19.................................................       470        467,607
Walmart, Inc.
                            2.850%, 06/23/20.................................................    22,556     22,520,172
Walt Disney Co. (The)
                            2.150%, 09/17/20.................................................     2,500      2,459,700
Warner Media LLC
                            4.700%, 01/15/21.................................................     9,000      9,211,510
Wells Fargo & Co.
                            4.600%, 04/01/21.................................................     5,000      5,114,612
Xcel Energy, Inc.
                            2.400%, 03/15/21.................................................     2,622      2,558,147
Zimmer Biomet Holdings, Inc.
                            2.700%, 04/01/20.................................................     1,021      1,009,613
                                                                                                        --------------
TOTAL UNITED STATES..........................................................................              630,361,464
                                                                                                        --------------
TOTAL BONDS..................................................................................            1,485,523,542
                                                                                                        --------------
U.S. TREASURY OBLIGATIONS -- (24.8%)
U.S. Treasury Notes
                            1.375%, 12/15/19.................................................   109,000    107,356,485
                            1.875%, 12/31/19.................................................    60,180     59,578,101
                            1.250%, 02/29/20.................................................    38,000     37,237,031
~(double left angle quote)  1.625%, 07/31/20.................................................   194,000    189,907,812
                            1.375%, 08/31/20.................................................   103,000    100,268,086
                                                                                                        --------------
TOTAL U.S. TREASURY OBLIGATIONS..............................................................              494,347,515
                                                                                                        --------------
TOTAL INVESTMENT SECURITIES..................................................................            1,979,871,057
                                                                                                        --------------

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                           SHARES       VALUE+
                                                                          --------- --------------
SECURITIES LENDING COLLATERAL -- (0.7%)
@(S)  DFA Short Term Investment Fund...................................   1,198,438 $   13,865,927
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,016,391,769)..............................................               $1,993,736,984
                                                                                    ==============


As of October 31, 2018, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                               UNREALIZED
                                                                                                FOREIGN
                                                                                                EXCHANGE
                                                                                  SETTLEMENT  APPRECIATION
CURRENCY PURCHASED     CURRENCY SOLD                  COUNTERPARTY                   DATE    (DEPRECIATION)
-------------------  ------------------- ---------------------------------------  ---------- --------------
USD       11,172,580 EUR       9,574,092 Citibank, N.A.                            11/23/18   $    310,923
USD       11,327,739 SEK     102,554,821 Citibank, N.A.                            01/04/19         48,083
USD       11,426,993 SEK     102,757,833 Citibank, N.A.                            01/04/19        125,009
USD       22,920,569 SEK     204,809,720 State Street Bank and Trust               01/04/19        394,245
USD       19,990,548 NOK     162,842,082 Citibank, N.A.                            01/11/19        607,592
USD        5,160,854 CAD       6,741,685 Citibank, N.A.                            01/18/19         31,359
USD      133,863,359 CAD     174,120,970 National Australia Bank Ltd.              01/18/19      1,381,250
USD       11,530,645 CAD      14,987,113 National Australia Bank Ltd.              01/24/19        126,368
USD      132,491,537 CAD     173,050,111 State Street Bank and Trust               01/24/19        810,980
                                                                                              ------------
TOTAL APPRECIATION                                                                            $  3,835,809
EUR        9,574,092 USD      11,274,855 Citibank, N.A.                            11/23/18   $   (413,197)
USD        6,201,197 SEK      56,427,581 Citibank, N.A.                            01/04/19         (5,081)
USD       28,101,505 EUR      24,627,112 State Street Bank and Trust               01/30/19        (22,614)
                                                                                              ------------
TOTAL (DEPRECIATION)                                                                          $   (440,892)
                                                                                              ------------
TOTAL APPRECIATION
(DEPRECIATION)                                                                                $  3,394,917
                                                                                              ============

As of October 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
CBOT Corn Futures.................................    241     12/14/18  $4,557,124 $4,377,162   $(179,962)
CBOT Soybean Futures..............................     85     01/14/19   3,722,641  3,619,938    (102,703)
CBOT Soybean Meal Futures.........................     65     01/14/19   2,033,026  2,003,300     (29,726)
CBOT Soybean Oil Futures..........................     94     01/14/19   1,696,270  1,592,736    (103,534)
CBOT Wheat Futures................................    105     12/14/18   2,980,457  2,627,625    (352,832)
CME Lean Hogs Futures.............................     50     12/14/18   1,107,041  1,169,000      61,959
CME Live Cattle Futures...........................     62     12/31/18   2,848,404  2,900,360      51,956
COMEX Copper Futures..............................     61     12/27/18   4,197,627  4,054,975    (142,652)
COMEX Gold 100 Troy Oz. Futures...................     62     12/27/18   7,715,003  7,533,000    (182,003)
COMEX Silver Futures..............................     29     12/27/18   2,193,590  2,070,890    (122,700)
ICE Brent Crude Oil Futures.......................     78     11/30/18   6,088,768  5,853,120    (235,648)
KCBT Hard Red Winter Wheat Futures................     41     12/14/18   1,192,433  1,011,163    (181,270)
LME Nickel Futures................................     33     01/14/19   2,486,476  2,275,218    (211,258)
LME Nickel Futures................................     48     11/19/18   3,954,410  3,294,864    (659,546)
LME Primary Aluminum Futures......................    107     11/19/18   5,487,879  5,208,225    (279,654)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                                              UNREALIZED
                                           NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                                CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------                                --------- ---------- ------------  ------------  --------------
LME Primary Aluminum Futures..............     73     01/14/19  $  4,006,589  $  3,556,013   $  (450,576)
LME Zinc Futures..........................     48     11/19/18     3,077,919     3,056,100       (21,819)
LME Zinc Futures..........................     33     01/14/19     2,186,292     2,060,231      (126,061)
NYBOT CSC 'C' Coffee Futures..............     37     12/18/18     1,532,856     1,563,712        30,856
NYBOT CSC No. 11 World Sugar Futures......    145     02/28/19     1,897,714     2,142,056       244,342
NYBOT CTN No. 2 Cotton Futures............     26     12/06/18     1,077,526       999,180       (78,346)
NYMEX Henry Hub Natural Gas Futures.......    202     12/27/18     6,828,228     6,670,040      (158,188)
NYMEX Light Sweet Crude Oil Futures.......     82     12/19/18     6,138,993     5,366,080      (772,913)
NYMEX NY Harbor ULSD Futures..............     30     12/31/18     3,040,544     2,833,110      (207,434)
NYMEX Reformulated Gasoline Blend Futures.     34     12/31/18     3,018,532     2,502,284      (516,248)
                                                                ------------  ------------   -----------
TOTAL.....................................                      $ 85,066,342  $ 80,340,382   $(4,725,960)
SHORT POSITION CONTRACTS:
LME Nickel Futures........................    (48)    11/19/18    (3,625,963)   (3,294,864)      331,099
LME Nickel Futures........................     (8)    01/14/19      (603,260)     (551,568)       51,692
LME Primary Aluminum Futures..............   (107)    11/19/18    (5,739,621)   (5,208,225)      531,396
LME Primary Aluminum Futures..............    (16)    01/14/19      (808,194)     (779,400)       28,794
LME Zinc Futures..........................    (48)    11/19/18    (3,122,956)   (3,056,100)       66,856
LME Zinc Futures..........................     (8)    01/14/19      (530,766)     (499,450)       31,316
                                                                ------------  ------------   -----------
TOTAL.....................................                      $(14,430,760) $(13,389,607)  $ 1,041,153
                                                                ------------  ------------   -----------
TOTAL FUTURES CONTRACTS...................                      $ 70,635,582  $ 66,950,775   $(3,684,807)
                                                                ============  ============   ===========

As of October 31, 2018, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                       PAYMENTS                UPFRONT  UPFRONT                UNREALIZED
REFERENCE                              NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS   MARKET     APPRECIATION
ENTITY*           COUNTERPARTY          AMOUNT       BY THE FUND**     DATE      PAID   RECEIVED   VALUE     (DEPRECIATION)
---------     --------------------- --------------- --------------- ---------- -------- -------- ----------  --------------
BofA Merrill
Lynch                                                 3 Month USD
Commodity                                             UST 13-Week
MLBXPPDM                                               Bill High
Total Return  Merrill Lynch Capital                  Discount Rate
Index (1)     Services, Inc.        USD 233,387,967   plus 0.14%     12/21/18     --       --    (3,461,723)   (3,461,723)
BofA Merrill                                          3 Month USD
Lynch                                                 UST 13-Week
MLBXRSDT                                               Bill High
Total Return  Merrill Lynch Capital                  Discount Rate
Index (2)     Services, Inc.        USD 187,689,256   plus 0.19%     12/21/18     --       --    (2,645,577)   (2,645,577)
Citi                                                  3 Month USD
Commodities                                           UST 13-Week
Pre-Roll RS                                            Bill High
Total Return                                         Discount Rate
Index (3)     Citibank, N.A.        USD 274,373,880   plus 0.19%     12/21/18     --       --    (4,245,220)   (4,245,220)
Citi Custom                                           3 Month USD
CIVICS H                                              UST 13-Week
Total Return                                           Bill High
Index (4)                                            Discount Rate
              Citibank, N.A.        USD 293,870,645   plus 0.14%     12/21/18     --       --    (4,417,589)   (4,417,589)
Credit                                                3 Month USD
Suisse                                                UST 13-Week
Custom 141                                             Bill High
Total Return                                         Discount Rate
Index (5)     Credit Suisse         USD 255,976,829   plus 0.18%     11/30/18     --       --    (3,607,509)   (3,607,509)

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                  PAYMENTS                UPFRONT  UPFRONT                  UNREALIZED
REFERENCE                         NOTIONAL     RECEIVED (PAID) EXPIRATION PREMIUMS PREMIUMS                APPRECIATION
ENTITY*         COUNTERPARTY       AMOUNT       BY THE FUND**     DATE      PAID   RECEIVED MARKET VALUE  (DEPRECIATION)
---------     ---------------- --------------- --------------- ---------- -------- -------- ------------  --------------
Credit                                           3 Month USD
Suisse                                           UST 13-Week
Custom 57                                         Bill High
Total
Return                                          Discount Rate
Index (6)     Credit Suisse    USD 186,350,490    plus 0.14%    11/30/18     --       --      (2,763,727)    (2,763,727)
Deutsche                                         3 Month USD
Bank                                             UST 13-Week
Benchmark                                         Bill High
2 Flex
Index                                           Discount Rate
002 (7)       Deutsche Bank AG USD 161,687,952    plus 0.14%    11/30/18     --       --      (2,314,416)    (2,314,416)
UBS                                              3 Month USD
UBSIB190                                         UST 13-Week
Custom                                            Bill High
Strategy (8)                                    Discount Rate
              UBS AG           USD 259,681,094    plus 0.14%    01/31/19     --       --      (3,851,898)    (3,851,898)
UBS                                              3 Month USD
UBSIDRST                                         UST 13-Week
Custom                                            Bill High
Strategy (9)                                    Discount Rate
              UBS AG           USD 103,342,877    plus 0.17%    11/30/18     --       --      (1,462,031)    (1,462,031)
                                                                             --       --    ------------   ------------
TOTAL                                                                        --       --    $(28,769,690)  $(28,769,690)
                                                                             ==       ==    ============   ============

* Portfolio receives the price appreciation of the reference entity at maturity.
** Payments received (paid) by the Fund are exchanged at maturity.

(1) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY -- LONG POSITION

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%     15,601,745
CBOT Soybean Futures                                            5.33%     12,432,127
CBOT Soybean Meal Futures                                       2.96%      6,909,788
CBOT Soybean Oil Futures                                        2.34%      5,465,309
CBOT Wheat Futures                                              3.98%      9,281,439
CME Lean Hogs Futures                                           1.93%      4,514,199
CME Live Cattle Futures                                         4.50%     10,504,093
COMEX Copper Futures                                            6.05%     14,113,178
COMEX Gold 100 Troy Oz. Futures                                11.24%     26,221,008
COMEX Silver Futures                                            3.12%      7,274,416
ICE Brent Crude Oil Futures                                     8.69%     20,277,889
KCBT Hard Red Winter Wheat Futures                              1.57%      3,673,079
LME Nickel Futures                                              2.58%      6,026,614
LME Primary Aluminum Futures                                    4.06%      9,486,380
LME Zinc Futures                                                2.34%      5,471,923
NYBOT CSC 'C' Coffee Futures                                    2.41%      5,614,825
NYBOT CSC No. 11 World Sugar Futures                            3.15%      7,354,432
NYBOT CTN No. 2 Cotton Futures                                  1.49%      3,469,015
NYMEX Henry Hub Natural Gas Futures                             9.82%     22,919,543
NYMEX Light Sweet Crude Oil Futures                             7.95%     18,543,517
NYMEX NY Harbor ULSD Futures                                    4.11%      9,589,613

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYMEX Reformulated Gasoline Blend Futures                       3.70%       8,643,835
                                                                          -----------
Total Notional Amount                                                     233,387,967
                                                                          ===========

(2) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               5.24%       9,831,099
CBOT Soybean Futures                                            4.31%       8,092,142
CBOT Soybean Meal Futures                                       2.99%       5,613,979
CBOT Soybean Oil Futures                                        1.89%       3,554,163
CBOT Wheat Futures                                              3.08%       5,782,923
CME Lean Hogs Futures                                           1.37%       2,564,304
CME Live Cattle Futures                                         5.28%       9,905,547
COMEX Copper Futures                                            6.06%      11,381,864
COMEX Gold 100 Troy Oz. Futures                                11.30%      21,198,644
COMEX Silver Futures                                            2.50%       4,692,142
ICE Brent Crude Oil Futures                                     8.78%      16,480,740
KCBT Hard Red Winter Wheat Futures                              1.21%       2,268,539
LME Nickel Futures                                              2.61%       4,891,868
LME Primary Aluminum Futures                                    4.93%       9,248,835
LME Zinc Futures                                                2.84%       5,334,903
NYBOT CSC 'C' Coffee Futures                                    1.89%       3,546,550
NYBOT CSC No. 11 World Sugar Futures                            3.20%       6,013,372
NYBOT CTN No. 2 Cotton Futures                                  1.17%       2,201,265
NYMEX Henry Hub Natural Gas Futures                            11.78%      22,107,940
NYMEX Light Sweet Crude Oil Futures                             8.07%      15,145,389
NYMEX NY Harbor ULSD Futures                                    4.97%       9,331,421
NYMEX Reformulated Gasoline Blend Futures                       4.53%       8,501,627
                                                                          -----------
Total Notional Amount                                                     187,689,256
                                                                          ===========

(3) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               5.24%     14,371,610
CBOT Soybean Futures                                            4.31%     11,829,513
CBOT Soybean Meal Futures                                       2.99%      8,206,805
CBOT Soybean Oil Futures                                        1.89%      5,195,661
CBOT Wheat Futures                                              3.08%      8,453,776
CME Lean Hogs Futures                                           1.37%      3,748,632
CME Live Cattle Futures                                         5.28%     14,480,442
COMEX Copper Futures                                            6.06%     16,638,598
COMEX Gold 100 Troy Oz. Futures                                11.30%     30,989,277
COMEX Silver Futures                                            2.50%      6,859,216
ICE Brent Crude Oil Futures                                     8.78%     24,092,399
KCBT Hard Red Winter Wheat Futures                              1.21%      3,316,268
LME Nickel Futures                                              2.61%      7,151,187
LME Primary Aluminum Futures                                    4.93%     13,520,426
LME Zinc Futures                                                2.84%      7,798,837

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
NYBOT CSC 'C' Coffee Futures                                    1.89%       5,184,531
NYBOT CSC No. 11 World Sugar Futures                            3.20%       8,790,658
NYBOT CTN No. 2 Cotton Futures                                  1.17%       3,217,924
NYMEX Henry Hub Natural Gas Futures                            11.78%      32,318,532
NYMEX Light Sweet Crude Oil Futures                             8.07%      22,140,314
NYMEX NY Harbor ULSD Futures                                    4.97%      13,641,155
NYMEX Reformulated Gasoline Blend Futures                       4.53%      12,428,119
                                                                          -----------
Total Notional Amount                                                     274,373,880
                                                                          ===========

(4) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%      19,644,949
CBOT Soybean Futures                                            5.33%      15,653,922
CBOT Soybean Meal Futures                                       2.96%       8,700,464
CBOT Soybean Oil Futures                                        2.34%       6,881,649
CBOT Wheat Futures                                              3.98%      11,686,731
CME Lean Hogs Futures                                           1.93%       5,684,057
CME Live Cattle Futures                                         4.50%      13,226,237
COMEX Copper Futures                                            6.05%      17,770,619
COMEX Gold 100 Troy Oz. Futures                                11.24%      33,016,204
COMEX Silver Futures                                            3.12%       9,159,587
ICE Brent Crude Oil Futures                                     8.69%      25,532,921
KCBT Hard Red Winter Wheat Futures                              1.57%       4,624,960
LME Nickel Futures                                              2.58%       7,588,415
LME Primary Aluminum Futures                                    4.06%      11,944,783
LME Zinc Futures                                                2.34%       6,889,977
NYBOT CSC 'C' Coffee Futures                                    2.41%       7,069,912
NYBOT CSC No. 11 World Sugar Futures                            3.15%       9,260,339
NYBOT CTN No. 2 Cotton Futures                                  1.49%       4,368,013
NYMEX Henry Hub Natural Gas Futures                             9.82%      28,859,162
NYMEX Light Sweet Crude Oil Futures                             7.95%      23,349,084
NYMEX NY Harbor ULSD Futures                                    4.11%      12,074,769
NYMEX Reformulated Gasoline Blend Futures                       3.70%      10,883,891
                                                                          -----------
Total Notional Amount                                                     293,870,645
                                                                          ===========

(5) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               5.24%     13,407,979
CBOT Soybean Futures                                            4.31%     11,036,332
CBOT Soybean Meal Futures                                       2.99%      7,656,530
CBOT Soybean Oil Futures                                        1.89%      4,847,285
CBOT Wheat Futures                                              3.08%      7,886,942
CME Lean Hogs Futures                                           1.37%      3,497,282
CME Live Cattle Futures                                         5.28%     13,509,513
COMEX Copper Futures                                            6.06%     15,522,963
COMEX Gold 100 Troy Oz. Futures                                11.30%     28,911,414

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
COMEX Silver Futures                                            2.50%       6,399,298
ICE Brent Crude Oil Futures                                     8.78%      22,476,979
KCBT Hard Red Winter Wheat Futures                              1.21%       3,093,909
LME Nickel Futures                                              2.61%       6,671,693
LME Primary Aluminum Futures                                    4.93%      12,613,868
LME Zinc Futures                                                2.84%       7,275,917
NYBOT CSC 'C' Coffee Futures                                    1.89%       4,836,903
NYBOT CSC No. 11 World Sugar Futures                            3.20%       8,201,236
NYBOT CTN No. 2 Cotton Futures                                  1.17%       3,002,159
NYMEX Henry Hub Natural Gas Futures                            11.78%      30,151,541
NYMEX Light Sweet Crude Oil Futures                             8.07%      20,655,783
NYMEX NY Harbor ULSD Futures                                    4.97%      12,726,502
NYMEX Reformulated Gasoline Blend Futures                       4.53%      11,594,801
                                                                          -----------
Total Notional Amount                                                     255,976,829
                                                                          ===========

(6) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%      12,457,338
CBOT Soybean Futures                                            5.33%       9,926,531
CBOT Soybean Meal Futures                                       2.96%       5,517,175
CBOT Soybean Oil Futures                                        2.34%       4,363,820
CBOT Wheat Futures                                              3.98%       7,410,839
CME Lean Hogs Futures                                           1.93%       3,604,398
CME Live Cattle Futures                                         4.50%       8,387,077
COMEX Copper Futures                                            6.05%      11,268,780
COMEX Gold 100 Troy Oz. Futures                                11.24%      20,936,374
COMEX Silver Futures                                            3.12%       5,808,316
ICE Brent Crude Oil Futures                                     8.69%      16,191,043
KCBT Hard Red Winter Wheat Futures                              1.57%       2,932,799
LME Nickel Futures                                              2.58%       4,811,998
LME Primary Aluminum Futures                                    4.06%       7,574,476
LME Zinc Futures                                                2.34%       4,369,101
NYBOT CSC 'C' Coffee Futures                                    2.41%       4,483,202
NYBOT CSC No. 11 World Sugar Futures                            3.15%       5,872,205
NYBOT CTN No. 2 Cotton Futures                                  1.49%       2,769,863
NYMEX Henry Hub Natural Gas Futures                             9.82%      18,300,293
NYMEX Light Sweet Crude Oil Futures                             7.95%      14,806,220
NYMEX NY Harbor ULSD Futures                                    4.11%       7,656,903
NYMEX Reformulated Gasoline Blend Futures                       3.70%       6,901,739
                                                                          -----------
Total Notional Amount                                                     186,350,490
                                                                          ===========

(7) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%     10,808,673
CBOT Soybean Futures                                            5.33%      8,612,805
CBOT Soybean Meal Futures                                       2.96%      4,787,005

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Soybean Oil Futures                                        2.34%       3,786,291
CBOT Wheat Futures                                              3.98%       6,430,052
CME Lean Hogs Futures                                           1.93%       3,127,375
CME Live Cattle Futures                                         4.50%       7,277,090
COMEX Copper Futures                                            6.05%       9,777,414
COMEX Gold 100 Troy Oz. Futures                                11.24%      18,165,552
COMEX Silver Futures                                            3.12%       5,039,615
ICE Brent Crude Oil Futures                                     8.69%      14,048,241
KCBT Hard Red Winter Wheat Futures                              1.57%       2,544,658
LME Nickel Futures                                              2.58%       4,175,154
LME Primary Aluminum Futures                                    4.06%       6,572,033
LME Zinc Futures                                                2.34%       3,790,873
NYBOT CSC 'C' Coffee Futures                                    2.41%       3,889,873
NYBOT CSC No. 11 World Sugar Futures                            3.15%       5,095,048
NYBOT CTN No. 2 Cotton Futures                                  1.49%       2,403,286
NYMEX Henry Hub Natural Gas Futures                             9.82%      15,878,342
NYMEX Light Sweet Crude Oil Futures                             7.95%      12,846,692
NYMEX NY Harbor ULSD Futures                                    4.11%       6,643,551
NYMEX Reformulated Gasoline Blend Futures                       3.70%       5,988,329
                                                                          -----------
Total Notional Amount                                                     161,687,952
                                                                          ===========

(8) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.68%      17,359,413
CBOT Soybean Futures                                            5.33%      13,832,711
CBOT Soybean Meal Futures                                       2.96%       7,688,233
CBOT Soybean Oil Futures                                        2.34%       6,081,023
CBOT Wheat Futures                                              3.98%      10,327,071
CME Lean Hogs Futures                                           1.93%       5,022,762
CME Live Cattle Futures                                         4.50%      11,687,468
COMEX Copper Futures                                            6.05%      15,703,147
COMEX Gold 100 Troy Oz. Futures                                11.24%      29,175,026
COMEX Silver Futures                                            3.12%       8,093,941
ICE Brent Crude Oil Futures                                     8.69%      22,562,365
KCBT Hard Red Winter Wheat Futures                              1.57%       4,086,882
LME Nickel Futures                                              2.58%       6,705,562
LME Primary Aluminum Futures                                    4.06%      10,555,101
LME Zinc Futures                                                2.34%       6,088,382
NYBOT CSC 'C' Coffee Futures                                    2.41%       6,247,383
NYBOT CSC No. 11 World Sugar Futures                            3.15%       8,182,970
NYBOT CTN No. 2 Cotton Futures                                  1.49%       3,859,829
NYMEX Henry Hub Natural Gas Futures                             9.82%      25,501,624
NYMEX Light Sweet Crude Oil Futures                             7.95%      20,632,601
NYMEX NY Harbor ULSD Futures                                    4.11%      10,669,964
NYMEX Reformulated Gasoline Blend Futures                       3.70%       9,617,636
                                                                          -----------
Total Notional Amount                                                     259,681,094
                                                                          ===========

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(9) The following table represents the individual positions within the Total Return Swap as of October 31, 2018:

REFERENCED COMMODITY - LONG

FUTURES CONTRACT                                             % OF INDEX NOTIONAL AMOUNT
----------------                                             ---------- ---------------
CBOT Corn Futures                                               6.88%       7,112,355
CBOT Soybean Futures                                            5.53%       5,717,234
CBOT Soybean Meal Futures                                       2.96%       3,055,533
CBOT Soybean Oil Futures                                        2.34%       2,423,235
CBOT Wheat Futures                                              4.08%       4,221,434
CME Lean Hogs Futures                                           2.42%       2,501,025
CME Live Cattle Futures                                         4.22%       4,363,374
COMEX Copper Futures                                            6.00%       6,202,659
COMEX Gold 100 Troy Oz. Futures                                11.16%      11,523,980
COMEX Silver Futures                                            3.11%       3,215,936
ICE Brent Crude Oil Futures                                     8.59%       8,878,782
KCBT Hard Red Winter Wheat Futures                              1.63%       1,681,299
LME Nickel Futures                                              2.59%       2,681,392
LME Primary Aluminum Futures                                    4.03%       4,169,209
LME Zinc Futures                                                2.33%       2,404,878
NYBOT CSC 'C' Coffee Futures                                    2.49%       2,572,578
NYBOT CSC No. 11 World Sugar Futures                            3.17%       3,271,438
NYBOT CTN No. 2 Cotton Futures                                  1.51%       1,564,528
NYMEX Henry Hub Natural Gas Futures                             8.77%       9,051,062
NYMEX Light Sweet Crude Oil Futures                             7.96%       8,226,981
NYMEX NY Harbor ULSD Futures                                    4.05%       4,187,775
NYMEX Reformulated Gasoline Blend Futures                       4.18%       4,316,190
                                                                          -----------
Total Notional Amount                                                     103,342,877
                                                                          ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------
                                                             LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                                             -------- ------------ -------- ------------
Bonds
   Australia................................................       -- $ 79,553,604       -- $ 79,553,604
   Austria..................................................       --    1,461,161       --    1,461,161
   Belgium..................................................       --    4,929,057       --    4,929,057
   Canada...................................................       --  307,426,950       --  307,426,950
   Denmark..................................................       --      389,260       --      389,260
   Finland..................................................       --    6,110,527       --    6,110,527
   France...................................................       --   71,999,687       --   71,999,687
   Germany..................................................       --   83,998,719       --   83,998,719
   Ireland..................................................       --    7,345,592       --    7,345,592
   Italy....................................................       --    2,570,395       --    2,570,395
   Japan....................................................       --   34,099,318       --   34,099,318
   Luxembourg...............................................       --    3,458,685       --    3,458,685
   Netherlands..............................................       --   75,646,161       --   75,646,161
   Norway...................................................       --   34,393,986       --   34,393,986
   Spain....................................................       --   19,432,630       --   19,432,630
   Supranational Organization Obligations...................       --   21,883,853       --   21,883,853
   Sweden...................................................       --   79,521,910       --   79,521,910
   Switzerland..............................................       --    6,637,851       --    6,637,851
   United Kingdom...........................................       --   14,302,732       --   14,302,732
   United States............................................       --  630,361,464       --  630,361,464

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ----------------------------------------------------
                                                               LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                                             -----------  --------------  -------- --------------
U.S. Treasury Obligations...................................          --  $  494,347,515        -- $  494,347,515
Securities Lending Collateral...............................          --      13,865,927        --     13,865,927
Forward Currency Contracts**................................          --       3,394,917        --      3,394,917
Futures Contracts**......................................... $(3,684,807)             --        --     (3,684,807)
Swap Agreements**...........................................          --     (28,769,690)       --    (28,769,690)
                                                             -----------  --------------  -------- --------------
TOTAL....................................................... $(3,684,807) $1,968,362,211        -- $1,964,677,404
                                                             ===========  ==============  ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    DFA
                                                             COMMODITY STRATEGY
                                                                 PORTFOLIO
                                                             ------------------
ASSETS:
Investments at Value (including $13,554 of securities on
  loan, respectively).......................................   $    1,979,871
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $13,865).........................           13,866
Foreign Currencies at Value.................................                2
Segregated Cash for Swaps Contracts.........................           12,980
Cash........................................................           16,088
Receivables:
   Investment Securities Sold...............................           34,744
   Dividends and Interest...................................           13,422
   Securities Lending Income................................                1
   Fund Shares Sold.........................................            1,760
Unrealized Gain on Forward Currency Contracts...............            3,836
Unrealized Gain on Foreign Currency Contracts...............               28
Prepaid Expenses and Other Assets...........................               31
                                                               --------------
       Total Assets.........................................        2,076,629
                                                               --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................           13,892
   Investment Securities Purchased..........................           34,206
   Fund Shares Redeemed.....................................            1,680
   Due to Advisor...........................................              529
   Futures Margin Variation.................................              924
Unrealized Loss on Swap Contracts...........................           28,770
Unrealized Loss on Forward Currency Contracts...............              441
Accrued Expenses and Other Liabilities......................              199
                                                               --------------
       Total Liabilities....................................           80,641
                                                               --------------
NET ASSETS..................................................   $    1,995,988
                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................      351,607,486
                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....   $         5.68
                                                               ==============
Investments at Cost.........................................   $    2,002,527
                                                               ==============
Foreign Currencies at Cost..................................   $            2
                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................   $    2,004,122
Total Distributable Earnings (Loss).........................           (8,134)
                                                               --------------
NET ASSETS..................................................   $    1,995,988
                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED.............................    1,800,000,000
                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                       DFA
                                                                COMMODITY STRATEGY
                                                                    PORTFOLIO#
                                                                ------------------
INVESTMENT INCOME
   Interest....................................................      $ 37,779
   Income from Securities Lending..............................            76
                                                                     --------
       Total Investment Income.................................        37,855
                                                                     --------
EXPENSES
   Investment Management Fees..................................         7,109
   Accounting & Transfer Agent Fees............................           123
   Custodian Fees..............................................            61
   Filing Fees.................................................           116
   Shareholders' Reports.......................................            85
   Directors'/Trustees' Fees & Expenses........................             7
   Professional Fees...........................................            37
   Other.......................................................            44
                                                                     --------
       Total Expenses..........................................         7,582
                                                                     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor..........................
   (Note D)....................................................        (1,218)
   Fees Paid Indirectly (Note D)...............................           (27)
                                                                     --------
   Net Expenses................................................         6,337
                                                                     --------
   NET INVESTMENT INCOME (LOSS)................................        31,518
                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................       (20,480)
       Affiliated Investment Companies Shares Sold.............            (5)
       Futures.................................................         1,465
       Swap Contracts..........................................       (40,002)
       Foreign Currency Transactions...........................           (23)
       Forward Currency Contracts..............................        19,451
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............       (15,936)
       Affiliated Investment Companies Shares..................             3
       Futures.................................................        (6,725)
       Swap Contracts..........................................       (33,259)
       Translation of Foreign Currency Denominated Amounts.....            17
       Forward Currency Contracts..............................           391
                                                                     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................       (95,103)
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................      $(63,585)
                                                                     ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA COMMODITY STRATEGY
                                                                           PORTFOLIO
                                                                    ----------------------
                                                                       YEAR        YEAR
                                                                       ENDED       ENDED
                                                                      OCT 31,     OCT 31,
                                                                       2018        2017
                                                                    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   31,518  $   19,526
   Net Realized Gain (Loss) on:....................................
       Investment Securities Sold/*,** /...........................    (20,480)     (2,466)
       Affiliated Investment Companies Shares Sold.................         (5)        (22)
       Futures.....................................................      1,465      (4,294)
       Swap Contracts..............................................    (40,002)     11,651
       Foreign Currency Transactions...............................        (23)        (42)
       Forward Currency Contracts..................................     19,451          49
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (15,936)     (8,171)
       Affiliated Investment Companies Shares......................          3          (4)
       Futures.....................................................     (6,725)      4,164
       Swap Contracts..............................................    (33,259)     26,047
       Translation of Foreign Currency Denominated Amounts.........         17         (30)
       Forward Currency Contracts..................................        391       3,005
                                                                    ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (63,585)     49,413
                                                                    ----------  ----------
Distributions:/^ /
       Institutional Class Shares..................................    (44,439)    (23,393)
                                                                    ----------  ----------
          Total Distributions......................................    (44,439)    (23,393)
                                                                    ----------  ----------
Capital Share Transactions (1):
   Shares Issued...................................................    851,258     723,399
   Shares Issued in Lieu of Cash Distributions.....................     40,250      22,385
   Shares Redeemed.................................................   (515,817)   (641,580)
                                                                    ----------  ----------
          Net Increase (Decrease) from Capital Share
            Transactions...........................................    375,691     104,204
                                                                    ----------  ----------
          Total Increase (Decrease) in Net Assets..................    267,667     130,224
NET ASSETS
   Beginning of Year...............................................  1,728,321   1,598,097
                                                                    ----------  ----------
   End of Year..................................................... $1,995,988  $1,728,321
                                                                    ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................    142,902     123,067
   Shares Issued in Lieu of Cash Distributions.....................      7,068       3,816
   Shares Redeemed.................................................    (87,468)   (109,656)
                                                                    ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed...............................................     62,502      17,227
                                                                    ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note G in the Notes to Financial Statements for more information regarding distributions and see Note L in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      DFA COMMODITY STRATEGY PORTFOLIO
                                                                       --------------------------------------------------
                                                                          YEAR         YEAR        YEAR         YEAR
                                                                          ENDED        ENDED       ENDED        ENDED
                                                                         OCT 31,      OCT 31,     OCT 31,      OCT 31,
                                                                          2018         2017        2016         2015
                                                                       ----------   ----------  ----------   ----------
Net Asset Value, Beginning of Year.................................... $     5.98   $     5.88  $     5.93   $     8.00
                                                                       ----------   ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................       0.10         0.07        0.05         0.05
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.25)        0.11       (0.07)       (2.05)
                                                                       ----------   ----------  ----------   ----------
       Total from Investment Operations...............................      (0.15)        0.18       (0.02)       (2.00)
                                                                       ----------   ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.15)       (0.08)      (0.03)       (0.06)
   Net Realized Gains.................................................         --           --          --        (0.01)
       Total Distributions............................................      (0.15)       (0.08)      (0.03)       (0.07)
                                                                       ----------   ----------  ----------   ----------
Net Asset Value, End of Year.......................................... $     5.68   $     5.98  $     5.88   $     5.93
                                                                       ==========   ==========  ==========   ==========
Total Return..........................................................      (2.43%)       3.15%      (0.26%)     (25.16%)
                                                                       ----------   ----------  ----------   ----------
Net Assets, End of Year (thousands)................................... $1,995,988   $1,728,321  $1,598,097   $1,207,071
Ratio of Expenses to Average Net Assets...............................       0.32%        0.33%       0.33%        0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor and Fees Paid Indirectly)................       0.39%        0.39%       0.40%        0.40%
Ratio of Net Investment Income to Average Net Assets..................       1.61%        1.17%       0.95%        0.77%
Portfolio Turnover Rate...............................................         78%         102%        159%         124%
                                                                       ----------   ----------  ----------   ----------

                                                                       -----------
                                                                          YEAR
                                                                          ENDED
                                                                         OCT 31,
                                                                          2014
                                                                       ----------
Net Asset Value, Beginning of Year.................................... $     8.30
                                                                       ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................       0.06
   Net Gains (Losses) on Securities (Realized and Unrealized).........      (0.31)
                                                                       ----------
       Total from Investment Operations...............................      (0.25)
                                                                       ----------
Less Distributions:
-------------------
   Net Investment Income..............................................      (0.04)
   Net Realized Gains.................................................      (0.01)
       Total Distributions............................................      (0.05)
                                                                       ----------
Net Asset Value, End of Year.......................................... $     8.00
                                                                       ==========
Total Return..........................................................      (3.08%)
                                                                       ----------
Net Assets, End of Year (thousands)................................... $1,194,191
Ratio of Expenses to Average Net Assets...............................       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor and Fees Paid Indirectly)................       0.39%
Ratio of Net Investment Income to Average Net Assets..................       0.65%
Portfolio Turnover Rate...............................................        104%
                                                                       ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2018, the Portfolio held a $347,503,109 investment in the Subsidiary, representing 17.41% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2018, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio............................ 0.30%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2019, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived. As of October 31, 2018, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2018, approximately $1,218 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
DFA Commodity Strategy Portfolio............................    $27

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $322 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio............................ $24

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             U.S. GOVERNMENT SECURITIES OTHER INVESTMENT SECURITIES
                                                             -------------------------- ---------------------------
                                                             PURCHASES      SALES       PURCHASES       SALES
                                                             ---------       --------     ----------     --------
DFA Commodity Strategy Portfolio............................ $520,212      $513,989     $1,060,382     $659,324

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                                            CHANGE IN
                                                                                             NET REALIZED  UNREALIZED
                                                             BALANCE AT PURCHASES  PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                              10/31/17   AT COST  FROM SALES   ON SALES   DEPRECIATION
                                                             ---------- --------- ---------- ------------ -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                            $42,409   $245,822   $274,363      $(5)          $3
                                                              -------   --------   --------      ---           --
TOTAL                                                         $42,409   $245,822   $274,363      $(5)          $3
                                                              =======   ========   ========      ===           ==


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
DFA COMMODITY STRATEGY PORTFOLIO
The DFA Short Term Investment Fund                               $13,866           1,198         $652        --
                                                                 -------           -----         ----        --
TOTAL                                                            $13,866           1,198         $652        --
                                                                 =======           =====         ====        ==

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2018, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- -------
DFA Commodity Strategy Portfolio
2017........................................................    $23,393          --           --     $23,393
2018........................................................     44,438          --           --      44,438

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                             -------------- ------------- -------
DFA Commodity Strategy Portfolio............................    $(3,071)         --       $(3,071)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED
                                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION
                                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)
                                                             -------------- ------------- ------------- --------------
DFA Commodity Strategy Portfolio............................    $22,967          --          $(7,142)      $(23,868)

                                                               TOTAL NET
                                                             DISTRIBUTABLE
                                                               EARNINGS
                                                             (ACCUMULATED
                                                                LOSSES)
                                                             -------------
DFA Commodity Strategy Portfolio............................    $(8,043)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                             UNLIMITED TOTAL
                                                             --------- ------
DFA Commodity Strategy Portfolio............................  $7,142   $7,142

   During the year ended October 31, 2018, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

      As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
DFA Commodity Strategy Portfolio............................ $1,988,534   $732,655     $(756,511)      $(23,856)

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                              FORWARD
                                                             CURRENCY             SWAP
                                                             CONTRACTS FUTURES  CONTRACTS
                                                             --------- -------- ----------
DFA Commodity Strategy Portfolio............................ $326,955  $107,387 $1,856,412

   The following is a summary of Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                                        ASSET DERIVATIVES VALUE
                                                             ---------------------------------------------
                                                               TOTAL VALUE       FORWARD      COMMODITY
                                                                    AT          CURRENCY       FUTURES
                                                             OCTOBER 31, 2018 CONTRACTS (1) CONTRACTS*,(2)
                                                             ---------------- ------------- --------------
DFA Commodity Strategy Portfolio............................      $5,266         $3,836         $1,430

                                                                             LIABILITY DERIVATIVES VALUE
                                                             ----------------------------------------------------------
                                                                                 FORWARD      COMMODITY
                                                              TOTAL VALUE AT    CURRENCY       FUTURES         SWAP
                                                             OCTOBER 31, 2018 CONTRACTS (3) CONTRACTS*,(4) CONTRACTS (5)
                                                             ---------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio............................     $(34,326)        $(441)       $(5,115)      $(28,770)

(1)Presented on the Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)Presented on the Consolidated Statement of Assets and Liabilities as
   Receivables: Futures Margin Variation.
(3)Presented on the Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)Presented on the Consolidated Statement of Assets and Liabilities as
   Payables: Futures Margin Variation.
(5)Presented on the Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Consolidated Statement of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                                           REALIZED GAIN (LOSS) ON
                                                                                 DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (1) CONTRACTS (2) CONTRACTS (3)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $(19,086)    $19,451       $ 1,465      $(40,002)

                                                                      CHANGE IN UNREALIZED APPRECIATION
                                                                        (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------------------------
                                                                          FORWARD      COMMODITY
                                                                         CURRENCY       FUTURES        SWAP
                                                               TOTAL   CONTRACTS (4) CONTRACTS (5) CONTRACTS (6)
                                                             --------  ------------- ------------- -------------
DFA Commodity Strategy Portfolio............................ $(39,593)    $   391       $(6,725)     $(33,259)

(1)Presented on the Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Forward Currency Contracts.
(2)Presented on the Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Futures.
(3)Presented on the Consolidated Statement of Operations as Net Realized Gain
   (Loss) on: Swap Contracts.
(4)Presented on the Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)Presented on the Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)Presented on the Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2018 (amounts in thousands):




                                                                            NET
                                                                          AMOUNTS
                                                                            OF        GROSS AMOUNTS NOT
                                                                          ASSETS        OFFSET IN THE
                                                                         PRESENTED   STATEMENTS OF ASSETS
                                                               GROSS      IN THE       AND LIABILITIES               GROSS
                                                             AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF
                                                             RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED
                                                               ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES
DESCRIPTION                                                     (a)     LIABILITIES     (b)      RECEIVED   (c)       (a)
-----------                                                  ---------- ----------- ----------- ---------- ------ -----------
                                                                                    ASSETS
                                                             ---------------------------------------------------- -----------
DFA COMMODITY STRATEGY PORTFOLIO
Citibank, N.A...............................................   $1,123     $1,123      $(1,123)      --         --   $ 9,081
Credit Suisse...............................................       --         --           --       --         --     6,371
Deutsche Bank AG............................................       --         --           --       --         --     2,314
Merrill Lynch Capital Services, Inc.........................       --         --           --       --         --     6,108
State Street Bank and Trust.................................    1,205      1,205          (23)      --     $1,182        23
UBS AG......................................................       --         --           --       --         --     5,314
National Australia Bank Ltd.................................    1,508      1,508           --       --      1,508        --
                                                               ------     ------      -------       --     ------   -------
Total                                                          $3,836     $3,836      $(1,146)      --     $2,690   $29,211
                                                               ======     ======      =======       ==     ======   =======



                                                                 NET
                                                               AMOUNTS
                                                                 OF        GROSS AMOUNTS NOT
                                                             LIABILITIES     OFFSET IN THE
                                                              PRESENTED   STATEMENTS OF ASSETS
                                                               IN THE       AND LIABILITIES
                                                             STATEMENTS  ----------------------
                                                              OF ASSETS   FINANCIAL     CASH     NET
                                                                 AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION                                                  LIABILITIES     (d)      PLEDGED    (e)
-----------                                                  ----------- ----------- ---------- ------
                                                                       LIABILITIES
                                                             ------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO
Citibank, N.A...............................................   $ 9,081    $ (1,123)      --     $7,958
Credit Suisse...............................................     6,371      (6,371)      --         --
Deutsche Bank AG............................................     2,314      (2,314)      --         --
Merrill Lynch Capital Services, Inc.........................     6,108      (6,108)      --         --
State Street Bank and Trust.................................        23         (23)      --         --
UBS AG......................................................     5,314      (5,314)      --         --
National Australia Bank Ltd.................................        --          --       --         --
                                                               -------    --------       --     ------
Total                                                          $29,211    $(21,253)      --     $7,958
                                                               =======    ========       ==     ======

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(c)Represents the net amount due from counterparties in the event of default.
(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.
(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   There were no outstanding borrowings by the Portfolio under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order_), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not use the interfund lending program during the year ended October 31, 2018.

J. SECURITIES LENDING:

   As of October 31, 2018, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             --------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
   Bonds....................................................  $13,865,927     --         --         --    $13,865,927

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund. expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                        DISTRIBUTIONS FROM:
                                                             ----------------------------------------
                                                                NET        NET        NET
                                                             INVESTMENT SHORT-TERM LONG-TERM
                                                               INCOME     GAINS      GAINS     TOTAL
                                                             ---------- ---------- --------- --------
DFA Commodity Strategy Portfolio - Institutional Class......  $(22,518)   $(875)      --     $(23,393)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                               IN EXCESS
                                                                 OF NET
                                                               INVESTMENT
                                                                INCOME)
                                                             --------------
DFA Commodity Strategy Portfolio............................    $30,284

M. OTHER:

   As of October 31, 2018, 4 shareholders held 66% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2018, the related consolidated statement of operations for the year ended October 31, 2018, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                             [CHART]

                     DFA International Value           MSCI World ex USA
                        Portfolio-Class R2           Index (net dividends)
                   --------------------------        ---------------------
10/2008                    $10,000                        $10,000
11/2008                     $9,380                         $9,458
12/2008                    $10,102                         $9,956
01/2009                     $8,704                         $9,027
02/2009                     $7,621                         $8,113
03/2009                     $8,462                         $8,648
04/2009                    $10,004                         $9,763
05/2009                    $11,487                        $10,998
06/2009                    $11,321                        $10,884
07/2009                    $12,654                        $11,906
08/2009                    $13,372                        $12,477
09/2009                    $14,066                        $12,992
10/2009                    $13,486                        $12,783
11/2009                    $13,880                        $13,099
12/2009                    $14,031                        $13,308
01/2010                    $13,213                        $12,684
02/2010                    $13,255                        $12,672
03/2010                    $14,304                        $13,487
04/2010                    $14,052                        $13,286
05/2010                    $12,414                        $11,820
06/2010                    $12,191                        $11,649
07/2010                    $13,696                        $12,726
08/2010                    $13,020                        $12,345
09/2010                    $14,430                        $13,530
10/2010                    $14,915                        $14,012
11/2010                    $14,152                        $13,418
12/2010                    $15,472                        $14,499
01/2011                    $16,129                        $14,811
02/2011                    $16,659                        $15,360
03/2011                    $16,193                        $15,052
04/2011                    $17,053                        $15,872
05/2011                    $16,429                        $15,402
06/2011                    $16,197                        $15,182
07/2011                    $15,674                        $14,932
08/2011                    $13,986                        $13,670
09/2011                    $12,454                        $12,297
10/2011                    $13,643                        $13,493
11/2011                    $13,195                        $12,869
12/2011                    $12,834                        $12,729
01/2012                    $13,687                        $13,416
02/2012                    $14,400                        $14,154
03/2012                    $14,279                        $14,049
04/2012                    $13,765                        $13,810
05/2012                    $12,058                        $12,236
06/2012                    $12,906                        $13,038
07/2012                    $12,844                        $13,200
08/2012                    $13,377                        $13,577
09/2012                    $13,843                        $13,989
10/2012                    $14,012                        $14,087
11/2012                    $14,226                        $14,383
12/2012                    $14,922                        $14,818
01/2013                    $15,614                        $15,547
02/2013                    $15,138                        $15,392
03/2013                    $15,185                        $15,514
04/2013                    $15,923                        $16,220
05/2013                    $15,725                        $15,857
06/2013                    $15,170                        $15,263
07/2013                    $16,196                        $16,075
08/2013                    $16,077                        $15,868
09/2013                    $17,284                        $16,989
10/2013                    $17,881                        $17,559
11/2013                    $17,936                        $17,667
12/2013                    $18,328                        $17,933
01/2014                    $17,654                        $17,209
02/2014                    $18,651                        $18,148
03/2014                    $18,509                        $18,067
04/2014                    $18,819                        $18,352
05/2014                    $19,016                        $18,636
06/2014                    $19,254                        $18,901
07/2014                    $18,816                        $18,564
08/2014                    $18,816                        $18,579
09/2014                    $17,981                        $17,816
10/2014                    $17,665                        $17,532
11/2014                    $17,675                        $17,748
12/2014                    $16,998                        $17,158
01/2015                    $16,882                        $17,097
02/2015                    $18,086                        $18,118
03/2015                    $17,701                        $17,816
04/2015                    $18,663                        $18,587
05/2015                    $18,663                        $18,426
06/2015                    $18,117                        $17,902
07/2015                    $17,941                        $18,186
08/2015                    $16,599                        $16,861
09/2015                    $15,454                        $16,010
10/2015                    $16,644                        $17,214
11/2015                    $16,417                        $16,940
12/2015                    $15,889                        $16,637
01/2016                    $14,640                        $15,491
02/2016                    $14,164                        $15,275
03/2016                    $15,238                        $16,312
04/2016                    $15,967                        $16,837
05/2016                    $15,668                        $16,646
06/2016                    $15,091                        $16,140
07/2016                    $15,762                        $16,934
08/2016                    $16,178                        $16,950
09/2016                    $16,368                        $17,156
10/2016                    $16,571                        $16,823
11/2016                    $16,643                        $16,553
12/2016                    $17,187                        $17,094
01/2017                    $17,927                        $17,603
02/2017                    $17,793                        $17,806
03/2017                    $18,189                        $18,258
04/2017                    $18,446                        $18,646
05/2017                    $18,756                        $19,267
06/2017                    $18,950                        $19,286
07/2017                    $19,838                        $19,860
08/2017                    $19,807                        $19,855
09/2017                    $20,511                        $20,370
10/2017                    $20,879                        $20,648
11/2017                    $21,078                        $20,857
12/2017                    $21,621                        $21,232
01/2018                    $22,880                        $22,221
02/2018                    $21,589                        $21,165
03/2018                    $21,318                        $20,799
04/2018                    $21,879                        $21,276
05/2018                    $21,085                        $20,873
06/2018                    $20,601                        $20,644
07/2018                    $21,247                        $21,151
08/2018                    $20,504                        $20,751
09/2018                    $20,856                        $20,914
10/2018                    $19,085                        $19,252


                                      ONE      FIVE       TEN
AVERAGE ANNUAL TOTAL RETURN           YEAR     YEARS     YEARS
---------------------------         -------  --------  --------
                                      -8.59%     1.31%     6.68%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

            DFA International Value Portfolio        MSCI World ex USA Index
                    Institutional Class                 (net dividends)
            ---------------------------------        -----------------------
10/2008                   $10,000                            $10,000
11/2008                   $9,386                             $9,458
12/2008                   $10,088                            $9,956
01/2009                   $8,698                             $9,027
02/2009                   $7,630                             $8,113
03/2009                   $8,459                             $8,648
04/2009                   $10,012                            $9,763
05/2009                   $11,501                            $10,998
06/2009                   $11,329                            $10,884
07/2009                   $12,669                            $11,906
08/2009                   $13,388                            $12,477
09/2009                   $14,077                            $12,992
10/2009                   $13,511                            $12,783
11/2009                   $13,905                            $13,099
12/2009                   $14,067                            $13,308
01/2010                   $13,251                            $12,684
02/2010                   $13,292                            $12,672
03/2010                   $14,352                            $13,487
04/2010                   $14,104                            $13,286
05/2010                   $12,444                            $11,820
06/2010                   $12,228                            $11,649
07/2010                   $13,753                            $12,726
08/2010                   $13,074                            $12,345
09/2010                   $14,475                            $13,530
10/2010                   $14,988                            $14,012
11/2010                   $14,222                            $13,418
12/2010                   $15,555                            $14,499
01/2011                   $16,215                            $14,811
02/2011                   $16,748                            $15,360
03/2011                   $16,286                            $15,052
04/2011                   $17,152                            $15,872
05/2011                   $16,532                            $15,402
06/2011                   $16,301                            $15,182
07/2011                   $15,775                            $14,932
08/2011                   $14,084                            $13,670
09/2011                   $12,542                            $12,297
10/2011                   $13,750                            $13,493
11/2011                   $13,289                            $12,869
12/2011                   $12,934                            $12,729
01/2012                   $13,803                            $13,416
02/2012                   $14,513                            $14,154
03/2012                   $14,400                            $14,049
04/2012                   $13,882                            $13,810
05/2012                   $12,167                            $12,236
06/2012                   $13,024                            $13,038
07/2012                   $12,970                            $13,200
08/2012                   $13,499                            $13,577
09/2012                   $13,979                            $13,989
10/2012                   $14,159                            $14,087
11/2012                   $14,375                            $14,383
12/2012                   $15,082                            $14,818
01/2013                   $15,782                            $15,547
02/2013                   $15,309                            $15,392
03/2013                   $15,355                            $15,514
04/2013                   $16,110                            $16,220
05/2013                   $15,910                            $15,857
06/2013                   $15,349                            $15,263
07/2013                   $16,397                            $16,075
08/2013                   $16,276                            $15,868
09/2013                   $17,504                            $16,989
10/2013                   $18,109                            $17,559
11/2013                   $18,174                            $17,667
12/2013                   $18,569                            $17,933
01/2014                   $17,885                            $17,209
02/2014                   $18,906                            $18,148
03/2014                   $18,769                            $18,067
04/2014                   $19,083                            $18,352
05/2014                   $19,292                            $18,636
06/2014                   $19,525                            $18,901
07/2014                   $19,090                            $18,564
08/2014                   $19,090                            $18,579
09/2014                   $18,254                            $17,816
10/2014                   $17,934                            $17,532
11/2014                   $17,944                            $17,748
12/2014                   $17,271                            $17,158
01/2015                   $17,153                            $17,097
02/2015                   $18,377                            $18,118
03/2015                   $17,985                            $17,816
04/2015                   $18,974                            $18,587
05/2015                   $18,983                            $18,426
06/2015                   $18,431                            $17,902
07/2015                   $18,251                            $18,186
08/2015                   $16,887                            $16,861
09/2015                   $15,732                            $16,010
10/2015                   $16,933                            $17,214
11/2015                   $16,713                            $16,940
12/2015                   $16,181                            $16,637
01/2016                   $14,909                            $15,491
02/2016                   $14,434                            $15,275
03/2016                   $15,524                            $16,312
04/2016                   $16,274                            $16,837
05/2016                   $15,970                            $16,646
06/2016                   $15,384                            $16,140
07/2016                   $16,076                            $16,934
08/2016                   $16,500                            $16,950
09/2016                   $16,692                            $17,156
10/2016                   $16,899                            $16,823
11/2016                   $16,982                            $16,553
12/2016                   $17,541                            $17,094
01/2017                   $18,295                            $17,603
02/2017                   $18,169                            $17,806
03/2017                   $18,581                            $18,258
04/2017                   $18,843                            $18,646
05/2017                   $19,169                            $19,267
06/2017                   $19,372                            $19,286
07/2017                   $20,277                            $19,860
08/2017                   $20,256                            $19,855
09/2017                   $20,979                            $20,370
10/2017                   $21,354                            $20,648
11/2017                   $21,557                            $20,857
12/2017                   $22,118                            $21,232
01/2018                   $23,413                            $22,221
02/2018                   $22,096                            $21,165
03/2018                   $21,824                            $20,799
04/2018                   $22,408                            $21,276
05/2018                   $21,597                            $20,873
06/2018                   $21,105                            $20,644
07/2018                   $21,775                            $21,151
08/2018                   $21,006                            $20,751
09/2018                   $21,377                            $20,914
10/2018                   $19,578                            $19,252


                                      ONE      FIVE       TEN
                                      YEAR     YEARS     YEARS
   AVERAGE ANNUAL TOTAL RETURN      -------  --------  --------
                                      -8.32%     1.57%     6.95%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
10/31/2008          $10,000             $10,000
11/30/2008            9,291               9,283
12/31/2008            9,393               9,381
 1/31/2009            8,610               8,591
 2/28/2009            7,695               7,676
 3/31/2009            8,370               8,348
 4/30/2009            9,171               9,147
 5/31/2009            9,691               9,659
 6/30/2009            9,704               9,678
 7/31/2009           10,442              10,410
 8/31/2009           10,818              10,786
 9/30/2009           11,223              11,188
10/31/2009           11,007              10,980
11/30/2009           11,668              11,639
12/31/2009           11,893              11,864
 1/31/2010           11,472              11,437
 2/28/2010           11,825              11,791
 3/31/2010           12,542              12,503
 4/30/2010           12,733              12,700
 5/31/2010           11,711              11,686
 6/30/2010           11,099              11,074
 7/31/2010           11,877              11,850
 8/31/2010           11,345              11,315
 9/30/2010           12,353              12,325
10/31/2010           12,820              12,794
11/30/2010           12,820              12,796
12/31/2010           13,677              13,651
 1/31/2011           14,009              13,975
 2/28/2011           14,478              14,453
 3/31/2011           14,495              14,459
 4/30/2011           14,911              14,887
 5/31/2011           14,744              14,719
 6/30/2011           14,494              14,473
 7/31/2011           14,202              14,179
 8/31/2011           13,436              13,409
 9/30/2011           12,485              12,466
10/31/2011           13,857              13,829
11/30/2011           13,815              13,798
12/31/2011           13,964              13,939
 1/31/2012           14,585              14,564
 2/29/2012           15,206              15,194
 3/31/2012           15,715              15,694
 4/30/2012           15,616              15,595
 5/31/2012           14,668              14,658
 6/30/2012           15,274              15,262
 7/31/2012           15,488              15,474
 8/31/2012           15,829              15,822
 9/30/2012           16,238              16,231
10/31/2012           15,938              15,932
11/30/2012           16,038              16,024
12/31/2012           16,174              16,170
 1/31/2013           17,010              17,008
 2/28/2013           17,240              17,239
 3/31/2013           17,888              17,885
 4/30/2013           18,235              18,230
 5/31/2013           18,655              18,656
 6/30/2013           18,411              18,406
 7/31/2013           19,341              19,342
 8/31/2013           18,775              18,782
 9/30/2013           19,366              19,371
10/31/2013           20,257              20,261
11/30/2013           20,870              20,879
12/31/2013           21,403              21,407
 1/31/2014           20,653              20,667
 2/28/2014           21,608              21,613
 3/31/2014           21,784              21,794
 4/30/2014           21,946              21,955
 5/31/2014           22,448              22,471
 6/30/2014           22,910              22,935
 7/31/2014           22,599              22,619
 8/31/2014           23,503              23,523
 9/30/2014           23,169              23,194
10/31/2014           23,735              23,760
11/30/2014           24,375              24,399
12/31/2014           24,299              24,338
 1/31/2015           23,565              23,607
 2/28/2015           24,928              24,964
 3/31/2015           24,531              24,569
 4/30/2015           24,757              24,805
 5/31/2015           25,073              25,124
 6/30/2015           24,594              24,637
 7/31/2015           25,108              25,154
 8/31/2015           23,597              23,636
 9/30/2015           23,013              23,051
10/31/2015           24,943              24,996
11/30/2015           25,034              25,070
12/31/2015           24,634              24,674
 1/31/2016           23,401              23,450
 2/29/2016           23,385              23,418
 3/31/2016           24,965              25,007
 4/30/2016           25,058              25,104
 5/31/2016           25,508              25,555
 6/30/2016           25,563              25,621
 7/31/2016           26,515              26,566
 8/31/2016           26,546              26,603
 9/30/2016           26,560              26,608
10/31/2016           26,075              26,123
11/30/2016           27,029              27,090
12/31/2016           27,565              27,625
 1/31/2017           28,088              28,149
 2/28/2017           29,212              29,267
 3/31/2017           29,235              29,301
 4/30/2017           29,537              29,602
 5/31/2017           29,951              30,019
 6/30/2017           30,130              30,206
 7/31/2017           30,754              30,827
 8/31/2017           30,834              30,922
 9/30/2017           31,476              31,560
10/31/2017           32,215              32,296
11/30/2017           33,195              33,286
12/31/2017           33,555              33,657
 1/31/2018           35,483              35,584
 2/28/2018           34,171              34,272
 3/31/2018           33,294              33,401
 4/30/2018           33,424              33,529
 5/31/2018           34,237              34,337
 6/30/2018           34,447              34,548
 7/31/2018           35,721              35,834
 8/31/2018           36,880              37,001
 9/30/2018           37,094              37,212
10/31/2018           34,551              34,668


AVERAGE ANNUAL
TOTAL RETURN                        ONE YEAR  FIVE YEARS TEN YEARS
--------------                      --------  ---------- ---------
                                        7.25%     11.27%     13.20%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2018 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                      12 MONTHS ENDED OCTOBER 31, 2018
                      --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%
MSCI World ex USA Mid Cap Index.............................         -8.02%
MSCI World ex USA Small Cap Index...........................         -7.75%
MSCI World ex USA Value Index...............................         -7.54%
MSCI World ex USA Growth Index..............................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                      12 MONTHS ENDED OCTOBER 31, 2018
                      --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                      12 MONTHS ENDED OCTOBER 31, 2018
                      --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

12 MONTHS ENDED OCTOBER 31, 2018
--------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
                  China....................    -16.33%           -16.73%

Korea....................................................... -18.52% -19.90%
Taiwan......................................................  -6.62%  -8.98%
India.......................................................  -0.01% -12.42%
Brazil......................................................  18.95%   4.76%
South Africa................................................ -13.80% -17.45%
Russia......................................................  22.79%  10.69%
Mexico......................................................  -9.54% -14.55%
Thailand....................................................   4.01%   4.23%
Malaysia....................................................  -0.18%   0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of developed ex U.S. markets. As of October 31, 2018, the Master Fund held approximately 530 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -8.59% for the Portfolio's Class R2 shares, -8.32% for the Portfolio's Institutional
Class shares, and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Master Fund's focus on value stocks detracted from performance relative to the benchmark. Conversely, the Master Fund's emphasis on higher-profitability stocks within the value segment of the market had a positive impact on relative performance, as these stocks generally outperformed.

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 3000(R) Index....................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)................ 1.42%
Russell 2000(R) Index (small-cap stocks).................... 1.85%
Russell Midcap(R) Index (mid-cap stocks).................... 2.79%
Russell 1000(R) Index (large-cap stocks).................... 6.98%
Dow Jones U.S. Select REIT Index /SM /...................... 3.04%

Value stocks underperformed growth stocks as measured by the Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)........ -0.59%

Russell 2000(R) Growth Index (small-cap growth stocks)......  4.13%
Russell 1000(R) Value Index (large-cap value stocks)........  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)...... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2018, the Portfolio held approximately 500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, the total return was 7.25% for the Portfolio and 7.35% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                      --------- --------- ---------- ---------
DFA INTERNATIONAL VALUE PORTFOLIO(2)
------------------------------------
Actual Fund Return
   Class R2 Shares................... $1,000.00 $  872.30    0.67%     $3.16
   Institutional Class Shares........ $1,000.00 $  873.70    0.42%     $1.98
Hypothetical 5% Annual Return
   Class R2 Shares................... $1,000.00 $1,021.83    0.67%     $3.41
   Institutional Class Shares........ $1,000.00 $1,023.09    0.42%     $2.14

DISCLOSURE OF FUND EXPENSES

CONTINUED



                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
U.S. LARGE COMPANY PORTFOLIO
----------------------------
Actual Fund Return.......................................... $1,000.00 $1,033.70    0.08%     $0.41
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.80    0.08%     $0.41

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUNDS

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
DFA International Value Portfolio...........................              100.0%

DOMESTIC EQUITY PORTFOLIO

U.S. LARGE COMPANY PORTFOLIO

Communication Services.  10.1%
Consumer Discretionary.   9.8%
Consumer Staples.......   7.4%
Energy.................   5.7%
Financials.............  13.6%
Health Care............  15.0%
Industrials............   9.3%
Information Technology.  20.8%
Materials..............   2.4%
Real Estate............   2.8%
Utilities..............   3.1%
                        -----
                        100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                           VALUE+
                                                       --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.................... $9,420,185,907
                                                       --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.. $9,420,185,907
                                                       ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS++
                                                                      --------- -------------- ---------------
COMMON STOCKS -- (98.0%)
COMMUNICATION SERVICES -- (9.9%)
*   Alphabet, Inc., Class A..........................................   110,971 $  121,022,753       1.4%
*   Alphabet, Inc., Class C..........................................   114,306    123,081,272       1.4%
    AT&T, Inc........................................................ 2,695,995     82,713,127       1.0%
    Comcast Corp., Class A........................................... 1,697,523     64,743,527       0.8%
*   Facebook, Inc., Class A..........................................   895,329    135,901,989       1.6%
*   Netflix, Inc.....................................................   161,662     48,786,358       0.6%
    Verizon Communications, Inc...................................... 1,533,969     87,574,290       1.0%
    Walt Disney Co. (The)............................................   552,134     63,401,547       0.7%
    Other Securities.................................................              133,021,370       1.6%
                                                                                --------------      ----
TOTAL COMMUNICATION SERVICES.........................................              860,246,233      10.1%
                                                                                --------------      ----
CONSUMER DISCRETIONARY -- (9.6%)
*   Amazon.com, Inc..................................................   152,101    243,058,919       2.9%
    Home Depot, Inc. (The)...........................................   424,758     74,706,437       0.9%
    McDonald's Corp..................................................   288,013     50,949,500       0.6%
    Other Securities.................................................              464,638,844       5.4%
                                                                                --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................              833,353,700       9.8%
                                                                                --------------      ----
CONSUMER STAPLES -- (7.2%)
    Altria Group, Inc................................................   699,865     45,519,220       0.5%
    Coca-Cola Co. (The).............................................. 1,420,996     68,037,288       0.8%
    PepsiCo, Inc.....................................................   525,063     59,006,580       0.7%
    Philip Morris International, Inc.................................   577,106     50,825,725       0.6%
    Procter & Gamble Co. (The).......................................   924,093     81,948,567       1.0%
    Walmart, Inc.....................................................   532,769     53,426,075       0.6%
    Other Securities.................................................              265,979,540       3.1%
                                                                                --------------      ----
TOTAL CONSUMER STAPLES...............................................              624,742,995       7.3%
                                                                                --------------      ----
ENERGY -- (5.6%)
    Chevron Corp.....................................................   711,364     79,423,791       0.9%
    Exxon Mobil Corp................................................. 1,571,789    125,240,147       1.5%
    Other Securities.................................................              279,569,321       3.3%
                                                                                --------------      ----
TOTAL ENERGY.........................................................              484,233,259       5.7%
                                                                                --------------      ----
FINANCIALS -- (13.3%)
    Bank of America Corp............................................. 3,448,540     94,834,850       1.1%
*   Berkshire Hathaway, Inc., Class B................................   723,719    148,565,036       1.7%
    Citigroup, Inc...................................................   934,282     61,158,100       0.7%
    JPMorgan Chase & Co.............................................. 1,247,718    136,026,216       1.6%
    Wells Fargo & Co................................................. 1,609,179     85,656,598       1.0%
    Other Securities.................................................              628,889,219       7.4%
                                                                                --------------      ----
TOTAL FINANCIALS.....................................................            1,155,130,019      13.5%
                                                                                --------------      ----
HEALTH CARE -- (14.8%)
    Abbott Laboratories..............................................   651,286     44,899,657       0.5%
    AbbVie, Inc......................................................   562,169     43,764,857       0.5%
    Amgen, Inc.......................................................   240,298     46,327,051       0.5%
    Eli Lilly & Co...................................................   354,861     38,481,127       0.4%
    Johnson & Johnson................................................   995,965    139,425,140       1.6%
    Medtronic P.L.C..................................................   501,373     45,033,323       0.5%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
HEALTH CARE -- (Continued)
      Merck & Co., Inc.................................................    987,341 $   72,678,171        0.9%
      Pfizer, Inc......................................................  2,176,290     93,711,047        1.1%
      UnitedHealth Group, Inc..........................................    357,315     93,384,275        1.1%
      Other Securities.................................................               660,488,009        7.9%
                                                                                   --------------      -----
TOTAL HEALTH CARE......................................................             1,278,192,657       15.0%
                                                                                   --------------      -----
INDUSTRIALS -- (9.1%)
      3M Co............................................................    217,778     41,434,442        0.5%
      Boeing Co. (The).................................................    198,354     70,387,900        0.8%
      Honeywell International, Inc.....................................    275,692     39,925,715        0.5%
      Union Pacific Corp...............................................    274,535     40,142,508        0.5%
      Other Securities.................................................               598,579,905        7.0%
                                                                                   --------------      -----
TOTAL INDUSTRIALS......................................................               790,470,470        9.3%
                                                                                   --------------      -----
INFORMATION TECHNOLOGY -- (20.4%)
      Accenture P.L.C., Class A........................................    237,876     37,494,015        0.4%
*     Adobe, Inc.......................................................    181,786     44,675,727        0.5%
      Apple, Inc.......................................................  1,703,441    372,815,097        4.4%
      Cisco Systems, Inc...............................................  1,697,094     77,642,050        0.9%
      Intel Corp.......................................................  1,711,820     80,250,122        0.9%
      International Business Machines Corp.............................    338,862     39,114,841        0.5%
      Mastercard, Inc., Class A........................................    338,688     66,948,457        0.8%
      Microsoft Corp...................................................  2,846,802    304,066,922        3.6%
      NVIDIA Corp......................................................    225,718     47,588,126        0.6%
      Oracle Corp......................................................  1,049,374     51,251,426        0.6%
*     salesforce.com, Inc..............................................    280,923     38,553,872        0.4%
#     Visa, Inc., Class A..............................................    659,579     90,922,965        1.1%
      Other Securities.................................................               514,383,337        6.0%
                                                                                   --------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................             1,765,706,957       20.7%
                                                                                   --------------      -----
MATERIALS -- (2.3%)
      DowDuPont, Inc...................................................    856,607     46,188,249        0.5%
      Other Securities.................................................               155,244,509        1.9%
                                                                                   --------------      -----
TOTAL MATERIALS........................................................               201,432,758        2.4%
                                                                                   --------------      -----
REAL ESTATE -- (2.8%)
      Other Securities.................................................               238,293,446        2.8%
                                                                                   --------------      -----
UTILITIES -- (3.0%)
      Other Securities.................................................               263,345,673        3.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 8,495,148,167       99.7%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money.................
      Market Fund, 2.090%.............................................. 11,282,028     11,282,028        0.2%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S)  DFA Short Term Investment Fund................................... 14,177,776    164,036,867        1.9%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,949,404,614)                                                            $8,670,467,062      101.8%
                                                                                   ==============      =====

U.S. LARGE COMPANY PORTFOLIO

CONTINUED


As of October 31, 2018, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                                                   UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                                        --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index............................    131     12/21/18  $17,681,628 $17,757,705     $76,077
                                                                        ----------- -----------     -------
TOTAL FUTURES CONTRACTS...........................                      $17,681,628 $17,757,705     $76,077
                                                                        =========== ===========     =======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Communication Services................................... $  860,246,233           --   --    $  860,246,233
   Consumer Discretionary...................................    833,353,700           --   --       833,353,700
   Consumer Staples.........................................    624,742,995           --   --       624,742,995
   Energy...................................................    484,233,259           --   --       484,233,259
   Financials...............................................  1,155,130,019           --   --     1,155,130,019
   Health Care..............................................  1,278,192,657           --   --     1,278,192,657
   Industrials..............................................    790,470,470           --   --       790,470,470
   Information Technology...................................  1,765,706,957           --   --     1,765,706,957
   Materials................................................    201,432,758           --   --       201,432,758
   Real Estate..............................................    238,293,446           --   --       238,293,446
   Utilities................................................    263,345,673           --   --       263,345,673
Temporary Cash Investments..................................     11,282,028           --   --        11,282,028
Securities Lending Collateral...............................             -- $164,036,867   --       164,036,867
Futures Contracts**.........................................         76,077           --   --            76,077
                                                             -------------- ------------   --    --------------
TOTAL....................................................... $8,506,506,272 $164,036,867   --    $8,670,543,139
                                                             ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA        U.S. LARGE
                                                              INTERNATIONAL    COMPANY
                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....... $    9,420,186            --
Investments at Value (including $0 and $362,450 of
  securities on loan, respectively).........................             --  $  8,495,148
Temporary Cash Investments at Value & Cost..................             --        11,282
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0 and $164,034).................             --       164,037
Segregated Cash for Futures Contracts.......................             --           426
Receivables:
   Dividends and Interest...................................             --         7,677
   Securities Lending Income................................             --            30
   Fund Shares Sold.........................................         10,651         7,734
   Futures Margin Variation.................................             --           156
Prepaid Expenses and Other Assets...........................             84            76
                                                             --------------  ------------
       Total Assets.........................................      9,430,921     8,686,566
                                                             --------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --       164,029
   Fund Shares Redeemed.....................................          5,258         4,003
   Due to Advisor...........................................          1,645           386
Accrued Expenses and Other Liabilities......................            576         1,079
                                                             --------------  ------------
       Total Liabilities....................................          7,479       169,497
                                                             --------------  ------------
NET ASSETS.................................................. $    9,423,442  $  8,517,069
                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $1,477 and $0 and
  shares outstanding of 83,510 and 0, respectively.......... $        17.68           N/A
                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................    100,000,000           N/A
                                                             ==============  ============
Institutional Class Shares -- based on net assets of
  $9,421,965 and $8,517,069 and shares outstanding of
  531,061,558 and 404,425,306, respectively................. $        17.74  $      21.06
                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   900,000,000
                                                             ==============  ============
Investments at Cost.........................................            N/A  $  3,774,089
                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    9,024,399  $  3,857,823
Total Distributable Earnings (Loss).........................        399,043     4,659,246
                                                             --------------  ------------
NET ASSETS.................................................. $    9,423,442  $  8,517,069
                                                             ==============  ============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

          FOR THE YEAR ENDED OCTOBER 31, 2018 (AMOUNTS IN THOUSANDS)

                                                                          DFA        U.S. LARGE
                                                                     INTERNATIONAL    COMPANY
                                                                    VALUE PORTFOLIO* PORTFOLIO#
                                                                    ---------------- ----------
INVESTMENT INCOME
Net Investment Income Allocated from Affiliated Investment
  Companies:
   Dividends (Net of Foreign Taxes Withheld of $33,197 and
     $0, respectively).............................................   $   341,050           --
   Income from Securities Lending..................................         7,037           --
   Expenses Allocated from Affiliated Investment Companies.........       (21,260)          --
                                                                      -----------     --------
          Total Net Investment Income Allocated from
            Affiliated Investment Companies:.......................       326,827           --
                                                                      -----------     --------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $0,
     respectively).................................................            --     $168,975
   Income from Securities Lending..................................            --          645
                                                                      -----------     --------
          Total Fund Investment Income.............................            --      169,620
                                                                      -----------     --------
FUND EXPENSES
   Investment Management Fees......................................        40,638        5,133
   Accounting & Transfer Agent Fees................................           393          504
   S&P 500(R) Fees.................................................            --          102
   Custodian Fees..................................................            --          108
   Shareholder Servicing Fees Class R2 Shares......................             9           --
   Filing Fees.....................................................           245          158
   Shareholders' Reports...........................................           355          163
   Directors'/Trustees' Fees & Expenses............................            42           34
   Professional Fees...............................................            89          326
   Other...........................................................            61          208
                                                                      -----------     --------
          Total Fund Expenses......................................        41,832        6,736
                                                                      -----------     --------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................            --          108
Fees Waived, (Expenses Reimbursed), and/or Previously
  Waived Fees Recovered by Advisor (Note C) Class R2 Shares........            (7)          --
       Institutional Class Shares..................................       (20,315)          --
                                                                      -----------     --------
   Net Expenses....................................................        21,510        6,844
                                                                      -----------     --------
   NET INVESTMENT INCOME (LOSS)....................................       305,317      162,776
                                                                      -----------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................            --       88,590
       Affiliated Investment Companies Shares Sold.................            --          (21)
       Transactions Allocated from Affiliated Investment
         Company**.................................................       328,393           --
       Futures.....................................................            --        1,735
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................            --      336,695
       Affiliated Investment Companies Shares......................            --           (9)
       Transactions Allocated from Affiliated Investment
         Company...................................................    (1,489,950)          --
       Futures.....................................................            --           (7)
                                                                      -----------     --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................    (1,161,557)     426,983
                                                                      -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................   $  (856,240)    $589,759
                                                                      ===========     ========

--------
** Net of foreign capital gain taxes withheld of $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     DFA INTERNATIONAL VALUE
                                                                            PORTFOLIO         U.S. LARGE COMPANY PORTFOLIO
                                                                    ------------------------  ---------------------------
                                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED
                                                                    OCT 31, 2018 OCT 31, 2017 OCT 31, 2018   OCT 31, 2017
                                                                    ------------ ------------ ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   305,317  $   267,641  $   162,776    $   146,387
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................          --      104,748       88,590         25,596
       Affiliated Investment Companies Shares Sold.................          --           --          (21)            21
       Transactions Allocated from Affiliated Investment
         Company*,**...............................................     328,393           --           --             --
       Futures.....................................................          --       12,673        1,735          4,571
       Foreign Currency Transactions...............................          --       (1,987)          --             --
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................          --    1,639,175      336,695      1,352,486
       Affiliated Investment Companies Shares......................          --           --           (9)           (37)
       Transactions Allocated from Affiliated Investment
         Company...................................................  (1,489,950)          --           --             --
       Futures.....................................................          --        2,759           (7)           181
       Translation of Foreign Currency Denominated Amounts.........          --          803           --             --
                                                                    -----------  -----------  -----------    -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (856,240)   2,025,812      589,759      1,529,205
                                                                    -----------  -----------  -----------    -----------
Distributions:^
   Class R2 Shares.................................................        (102)        (109)          --             --
   Institutional Class Shares......................................    (298,099)    (277,230)    (177,012)      (193,717)
                                                                    -----------  -----------  -----------    -----------
       Total Distributions.........................................    (298,201)    (277,339)    (177,012)      (193,717)
                                                                    -----------  -----------  -----------    -----------
Capital Share Transactions (1):
   Shares Issued...................................................   2,071,557    1,967,887    1,451,585      1,555,398
   Shares Issued in Lieu of Cash Distributions.....................     289,379      269,559      162,780        171,570
   Shares Redeemed.................................................  (1,624,192)  (1,418,753)  (1,506,221)    (1,432,214)
                                                                    -----------  -----------  -----------    -----------
       Net Increase (Decrease) from Capital Share
         Transactions..............................................     736,744      818,693      108,144        294,754
                                                                    -----------  -----------  -----------    -----------
       Total Increase (Decrease) in Net Assets.....................    (417,697)   2,567,166      520,891      1,630,242
NET ASSETS
   Beginning of Year...............................................   9,841,139    7,273,973    7,996,178      6,365,936
                                                                    -----------  -----------  -----------    -----------
   End of Year..................................................... $ 9,423,442  $ 9,841,139  $ 8,517,069    $ 7,996,178
                                                                    ===========  ===========  ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................................................     104,257      109,955       68,274         84,803
   Shares Issued in Lieu of Cash Distributions.....................      14,892       14,996        7,714          9,395
   Shares Redeemed.................................................     (81,550)     (77,571)     (70,464)       (77,231)
                                                                    -----------  -----------  -----------    -----------
       Net Increase (Decrease) from Shares Issued and
         Redeemed..................................................      37,599       47,380        5,524         16,967
                                                                    ===========  ===========  ===========    ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note M in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                                       -------------------------------------------
                                                                        YEAR         YEAR    YEAR      YEAR      YEAR
                                                                        ENDED        ENDED   ENDED     ENDED     ENDED
                                                                       OCT 31,      OCT 31, OCT 31,   OCT 31,   OCT 31,
                                                                        2018         2017    2016      2015      2014
                                                                       -------      ------- -------  -------   -------
Net Asset Value, Beginning of Year.................................... $19.89       $16.27  $16.93   $ 18.48   $ 19.46
                                                                       ------       ------  ------   -------   -------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)...................................   0.54         0.55    0.53      0.51      0.74
   Net Gains (Losses) on Securities (Realized and Unrealized).........  (2.21)        3.61   (0.65)    (1.55)    (0.93)
                                                                       ------       ------  ------   -------   -------
       Total from Investment Operations...............................  (1.67)        4.16   (0.12)    (1.04)    (0.19)
                                                                       ------       ------  ------   -------   -------
Less Distributions:
-------------------
   Net Investment Income..............................................  (0.54)       (0.54)  (0.54)    (0.51)    (0.79)
                                                                       ------       ------  ------   -------   -------
       Total Distributions............................................  (0.54)       (0.54)  (0.54)    (0.51)    (0.79)
                                                                       ------       ------  ------   -------   -------
Net Asset Value, End of Year.......................................... $17.68       $19.89  $16.27   $ 16.93   $ 18.48
                                                                       ======       ======  ======   =======   =======
Total Return..........................................................  (8.59%)      25.99%  (0.43%)   (5.78%)   (1.21%)
                                                                       ------       ------  ------   -------   -------
Net Assets, End of Year (thousands)................................... $1,477       $3,508  $3,308   $10,404   $11,200
Ratio of Expenses to Average Net Assets (B)...........................   0.68%        0.68%   0.68%     0.68%     0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
  (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
  Advisor) (B)........................................................   0.88%        0.88%   0.88%     0.73%     0.68%
Ratio of Net Investment Income to Average Net Assets..................   2.72%        3.07%    3.4%     2.81%     3.79%
                                                                       ------       ------  ------   -------   -------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                             -------------------------------------------------------------
                                                                YEAR         YEAR        YEAR         YEAR         YEAR
                                                                ENDED        ENDED       ENDED        ENDED        ENDED
                                                               OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                                                                2018         2017        2016         2015         2014
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, Beginning of Year.......................... $    19.94   $    16.30  $    16.92   $    18.47   $    19.45
                                                             ----------   ----------  ----------   ----------   ----------
Income (loss) from Investment Operations
----------------------------------------
   Net Investment Income (Loss) (A).........................       0.60         0.56        0.55         0.56         0.84
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................      (2.21)        3.66       (0.63)       (1.56)       (0.98)
                                                             ----------   ----------  ----------   ----------   ----------
       Total from Investment Operations.....................      (1.61)        4.22       (0.08)       (1.00)       (0.14)
                                                             ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
                                                             ----------   ----------  ----------   ----------   ----------
       Total Distributions..................................      (0.59)       (0.58)      (0.54)       (0.55)       (0.84)
                                                             ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of Year................................ $    17.74   $    19.94  $    16.30   $    16.92   $    18.47
                                                             ==========   ==========  ==========   ==========   ==========
Total Return................................................      (8.32%)      26.36%      (0.20%)      (5.58%)      (0.97%)
                                                             ----------   ----------  ----------   ----------   ----------
Net Assets, End of Year (thousands)......................... $9,421,965   $9,837,631  $7,270,665   $6,795,481   $6,991,214
Ratio of Expenses to Average Net Assets (B).................       0.43%        0.43%       0.43%        0.43%        0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor and Fees Paid Indirectly) (B)...       0.63%        0.63%       0.63%        0.49%        0.43%
Ratio of Net Investment Income to Average Net Assets........       3.01%        3.12%       3.51%        3.10%        4.29%
                                                             ----------   ----------  ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. LARGE COMPANY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                2018        2017        2016        2015        2014
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Year.......................... $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A).........................       0.41        0.37        0.35        0.33        0.29
   Net Gains (Losses) on Securities (Realized and
     Unrealized)............................................       1.05        3.50        0.38        0.47        2.07
                                                             ----------  ----------  ----------  ----------  ----------
       Total from Investment Operations.....................       1.46        3.87        0.73        0.80        2.36
                                                             ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment Income....................................      (0.39)      (0.39)      (0.34)      (0.32)      (0.29)
   Net Realized Gains.......................................      (0.06)      (0.10)      (0.14)         --          --
                                                             ----------  ----------  ----------  ----------  ----------
       Total Distributions..................................      (0.45)      (0.49)      (0.48)      (0.32)      (0.29)
                                                             ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of Year................................ $    21.06  $    20.05  $    16.67  $    16.42  $    15.94
                                                             ==========  ==========  ==========  ==========  ==========
Total Return................................................       7.25%      23.55%       4.54%       5.09%      17.17%
                                                             ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)......................... $8,517,069  $7,996,178  $6,365,936  $5,810,743  $5,668,374
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.08%       0.08%       0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees
  (Waived), (Expenses Reimbursed), and/or Previously Waived
  Fees Recovered by Advisor)................................       0.08%       0.08%       0.08%       0.09%       0.08%
Ratio of Net Investment Income to Average Net Assets........       1.90%       1.99%       2.17%       2.05%       1.95%
Portfolio Turnover Rate.....................................          5%          7%          9%          2%          3%
                                                             ----------  ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twelve portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2018, the Feeder Fund owned 78% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios'investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2018, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio........................... 0.40%
U.S. Large Company Portfolio................................ 0.06%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2019, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the year ended October 31, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2018, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                   NET WAIVED FEES/
                                                                   EXPENSES ASSUMED     PREVIOUSLY
                                                      RECOVERY        (RECOVERED       WAIVED FEES/
                                        EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                       LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------             ---------- ---------------- ----------------- -----------------
DFA International Value
  Portfolio (1).......................    0.40%           --            $20,315              --
U.S. Large Company Portfolio (2)......    0.08%         $234               (108)           $422

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%           --                  7              --

(1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

(2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above. Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio........................... $277
U.S. Large Company Portfolio................................  314

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             PURCHASES  SALES
                                                             --------- --------
U.S. Large Company Portfolio................................ $624,164  $463,704

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                                             CHANGE IN
                                                                                              NET REALIZED  UNREALIZED
                                                             BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                              10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------- ---------- ---------- ------------ -------------
U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                            $185,593  $1,333,446 $1,354,972     $(21)         $(9)
                                                              --------  ---------- ----------     ----          ---
TOTAL                                                         $185,593  $1,333,446 $1,354,972     $(21)         $(9)
                                                              ========  ========== ==========     ====          ===


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
U.S. LARGE COMPANY PORTFOLIO
The DFA Short Term Investment Fund                               $164,037          14,178       $3,161       --
                                                                 --------          ------       ------       --
TOTAL                                                            $164,037          14,178       $3,161       --
                                                                 ========          ======       ======       ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of

October 31, 2018, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies," were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                                             -------------- ------------- ---------- --------
DFA International Value Portfolio
2017........................................................    $277,339            --        --     $277,339
2018........................................................     298,200            --        --      298,200
U.S. Large Company Portfolio
2017........................................................     154,938       $38,779        --      193,717
2018........................................................     157,152        19,860        --      177,012

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                             NET INVESTMENT
                                                               INCOME AND
                                                               SHORT-TERM     LONG-TERM
                                                             CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                             -------------- ------------- --------
DFA International Value Portfolio...........................    $(28,658)        --       $(28,658)
U.S. Large Company Portfolio................................      (5,603)        --         (5,603)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                             UNDISTRIBUTED                                 TOTAL NET
                                                             NET INVESTMENT                              DISTRIBUTABLE
                                                               INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                                               SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                                             CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                                             -------------- ------------- -------------- -------------
DFA International Value Portfolio...........................    $22,292       $273,710      $  107,257    $  403,259
U.S. Large Company Portfolio................................      9,587         53,797       4,596,176     4,659,560

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2018, the Portfolios did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Value Portfolio........................... $54,014

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
DFA International Value Portfolio........................... $9,312,929  $  107,257           --      $  107,257
U.S. Large Company Portfolio................................  4,074,384   4,857,885    $(261,708)      4,596,177

   The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                                  YEAR ENDED            YEAR ENDED
                                                               OCTOBER 31, 2018      OCTOBER 31, 2017
                                                             --------------------  --------------------
                                                                AMOUNT     SHARES     AMOUNT     SHARES
                                                             -----------  -------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
   Shares Issued............................................ $     2,206      111  $     3,212      182
   Shares Issued in Lieu of Cash Distributions..............         102        5          109        6
   Shares Redeemed..........................................      (3,878)    (209)      (3,910)    (215)
                                                             -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares.................. $    (1,570)     (93) $      (589)     (27)
                                                             ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued............................................ $ 2,069,351  104,146  $ 1,964,675  109,773
   Shares Issued in Lieu of Cash Distributions..............     289,277   14,887      269,450   14,990
   Shares Redeemed..........................................  (1,620,314) (81,341)  (1,414,843) (77,356)
                                                             -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares....... $   738,314   37,692  $   819,282   47,407
                                                             ===========  =======  ===========  =======

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The U.S. Large Company Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                             FUTURES
                                                             -------
U.S. Large Company Portfolio................................ $23,543

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                                 ASSET DERIVATIVES VALUE
                                                             -------------------------------
                                                               TOTAL VALUE
                                                                    AT            EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                                             ---------------- --------------
U.S. Large Company Portfolio................................       $76             $76

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                  DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                              TOTAL        CONTRACTS*,(1)
                                                                ------     --------------
U.S. Large Company Portfolio................................ $1,735            $1,735

                                                             CHANGE IN UNREALIZED APPRECIATION
                                                             (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                              TOTAL        CONTRACTS*,(2)
                                                                ------     --------------
U.S. Large Company Portfolio................................ $   (7)           $   (7)

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio................................     2.44%        $7,817         37        $20        $55,649

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Portfolio's available line of credit was used.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not use the interfund lending program during the year ended October 31, 2018.

J. SECURITIES LENDING:

   As of October 31, 2018, The U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
U.S. Large Company Portfolio................................ $207,879

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the U.S. Large Company Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the U.S. Large Company Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the U.S. Large Company Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                            AS OF OCTOBER 31, 2018
                                                             -----------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN    >90
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS DAYS    TOTAL
                                                             ------------- -------- ------------ ---- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
   Common Stocks............................................ $164,036,867     --         --       --  $164,036,867

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio's net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                        DISTRIBUTIONS FROM:
                                                             -----------------------------------------
                                                                NET        NET        NET
                                                             INVESTMENT SHORT-TERM LONG-TERM
                                                               INCOME     GAINS      GAINS     TOTAL
                                                             ---------- ---------- --------- ---------
DFA International Value Portfolio - Class R2................ $    (109)      --          --  $    (109)
DFA International Value Portfolio - Institutional Class.....  (277,230)      --          --   (277,230)
U.S. Large Company Portfolio - Institutional Class..........  (154,814)   $(124)   $(38,779)  (193,717)

                                                             UNDISTRIBUTED
                                                             NET INVESTMENT
                                                                 INCOME
                                                             (DISTRIBUTIONS
                                                              IN EXCESS OF
                                                             NET INVESTMENT
                                                                INCOME)
                                                             --------------
DFA International Value Portfolio...........................    $30,626
U.S. Large Company Portfolio................................      8,050

N. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                           APPROXIMATE
                                                                            PERCENTAGE
                                                              NUMBER OF   OF OUTSTANDING
                                                             SHAREHOLDERS     SHARES
                                                             ------------ --------------
DFA International Value Portfolio-Class R2..................      4             99%
DFA International Value Portfolio-Institutional Class.......      4             73%
U.S. Large Company Portfolio-Institutional Class............      4             75%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio and U.S. Large Company Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, of DFA International Value Portfolio and U.S. Large Company Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, broker and the transfer agents of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/31/2008            $10,000                  $10,000
 11/30/2008              9,019                    9,283
 12/31/2008              9,313                    9,412
 1/31/2009               8,207                    8,330
 2/28/2009               7,057                    7,217
 3/31/2009               7,754                    7,834
 4/30/2009               9,008                    8,673
 5/31/2009               9,698                    9,210
 6/30/2009               9,580                    9,142
 7/31/2009              10,492                    9,890
 8/31/2009              11,205                   10,407
 9/30/2009              11,695                   10,809
 10/31/2009             11,190                   10,478
 11/30/2009             11,821                   11,069
 12/31/2009             12,147                   11,265
 1/31/2010              11,865                   10,948
 2/28/2010              12,377                   11,294
 3/31/2010              13,342                   12,029
 4/30/2010              13,765                   12,340
 5/31/2010              12,585                   11,326
 6/30/2010              11,635                   10,688
 7/31/2010              12,548                   11,412
 8/31/2010              11,791                   10,924
 9/30/2010              12,941                   11,771
 10/31/2010             13,424                   12,124
 11/30/2010             13,320                   12,060
 12/31/2010             14,618                   13,012
 1/31/2011              15,086                   13,306
 2/28/2011              15,902                   13,797
 3/31/2011              15,976                   13,852
 4/30/2011              16,384                   14,220
 5/31/2011              16,147                   14,070
 6/30/2011              15,865                   13,782
 7/31/2011              15,138                   13,325
 8/31/2011              13,861                   12,493
 9/30/2011              12,459                   11,549
 10/31/2011             14,188                   12,871
 11/30/2011             14,069                   12,804
 12/31/2011             14,180                   13,063
 1/31/2012              14,885                   13,557
 2/29/2012              15,746                   14,097
 3/31/2012              16,036                   14,515
 4/30/2012              15,709                   14,367
 5/31/2012              14,596                   13,524
 6/30/2012              15,383                   14,196
 7/31/2012              15,531                   14,343
 8/31/2012              16,147                   14,654
 9/30/2012              16,740                   15,119
 10/31/2012             16,785                   15,045
 11/30/2012             16,822                   15,039
 12/31/2012             17,334                   15,350
 1/31/2013              18,544                   16,347
 2/28/2013              18,781                   16,582
 3/31/2013              19,679                   17,239
 4/30/2013              19,887                   17,499
 5/31/2013              20,703                   17,949
 6/30/2013              20,473                   17,790
 7/31/2013              21,697                   18,751
 8/31/2013              21,059                   18,040
 9/30/2013              21,675                   18,492
 10/31/2013             22,773                   19,301
 11/30/2013             23,730                   19,840
 12/31/2013             24,361                   20,342
 1/31/2014              23,397                   19,620
 2/28/2014              24,191                   20,468
 3/31/2014              24,762                   20,957
 4/30/2014              24,925                   21,156
 5/31/2014              25,474                   21,466
 6/30/2014              26,164                   22,027
 7/31/2014              25,979                   21,651
 8/31/2014              26,803                   22,447
 9/30/2014              26,142                   21,984
 10/31/2014             26,342                   22,478
 11/30/2014             26,654                   22,938
 12/31/2014             26,854                   23,079
 1/31/2015              25,526                   22,156
 2/28/2015              27,329                   23,228
 3/31/2015              26,810                   22,912
 4/30/2015              27,352                   23,126
 5/31/2015              27,656                   23,404
 6/30/2015              27,211                   22,937
 7/31/2015              27,144                   23,038
 8/31/2015              25,497                   21,666
 9/30/2015              24,680                   21,012
 10/31/2015             26,691                   22,597
 11/30/2015             26,795                   22,683
 12/31/2015             25,957                   22,196
 1/31/2016              24,191                   21,049
 2/29/2016              24,235                   21,043
 3/31/2016              26,001                   22,559
 4/30/2016              26,706                   23,033
 5/31/2016              27,070                   23,391
 6/30/2016              27,040                   23,593
 7/31/2016              27,975                   24,278
 8/31/2016              28,309                   24,465
 9/30/2016              28,442                   24,414
 10/31/2016             27,960                   24,037
 11/30/2016             30,157                   25,409
 12/31/2016             30,913                   26,044
 1/31/2017              31,359                   26,230
 2/28/2017              32,316                   27,172
 3/31/2017              32,012                   26,896
 4/30/2017              32,234                   26,845
 5/31/2017              32,197                   26,819
 6/30/2017              32,739                   27,257
 7/31/2017              33,295                   27,620
 8/31/2017              32,984                   27,298
 9/30/2017              34,260                   28,106
 10/31/2017             34,757                   28,310
 11/30/2017             35,996                   29,177
 12/31/2017             36,835                   29,603
 1/31/2018              38,727                   30,748
 2/28/2018              36,813                   29,279
 3/31/2018              35,982                   28,764
 4/30/2018              36,034                   28,859
 5/31/2018              36,382                   29,031
 6/30/2018              36,123                   29,103
 7/31/2018              37,622                   30,254
 8/31/2018              38,171                   30,702
 9/30/2018              38,208                   30,763
 10/31/2018             35,781                   29,170


AVERAGE ANNUAL
TOTAL RETURN                        ONE YEAR  FIVE YEARS TEN YEARS
--------------                      --------  ---------- ---------
                                        2.95%      9.46%     13.60%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
 10/31/2008                     $10,000                    $10,000
 11/30/2008                       9,387                      9,458
 12/31/2008                      10,096                      9,956
 1/31/2009                        8,703                      9,027
 2/28/2009                        7,634                      8,113
 3/31/2009                        8,466                      8,648
 4/30/2009                       10,026                      9,763
 5/31/2009                       11,516                     10,998
 6/30/2009                       11,341                     10,884
 7/31/2009                       12,691                     11,906
 8/31/2009                       13,418                     12,477
 9/30/2009                       14,102                     12,992
 10/31/2009                      13,541                     12,783
 11/30/2009                      13,944                     13,099
 12/31/2009                      14,102                     13,308
 1/31/2010                       13,287                     12,684
 2/28/2010                       13,339                     12,672
 3/31/2010                       14,391                     13,487
 4/30/2010                       14,145                     13,286
 5/31/2010                       12,489                     11,820
 6/30/2010                       12,270                     11,649
 7/31/2010                       13,804                     12,726
 8/31/2010                       13,129                     12,345
 9/30/2010                       14,540                     13,530
 10/31/2010                      15,048                     14,012
 11/30/2010                      14,294                     13,418
 12/31/2010                      15,627                     14,499
 1/31/2011                       16,293                     14,811
 2/28/2011                       16,836                     15,360
 3/31/2011                       16,372                     15,052
 4/30/2011                       17,248                     15,872
 5/31/2011                       16,626                     15,402
 6/30/2011                       16,398                     15,182
 7/31/2011                       15,872                     14,932
 8/31/2011                       14,172                     13,670
 9/30/2011                       12,621                     12,297
 10/31/2011                      13,839                     13,493
 11/30/2011                      13,383                     12,869
 12/31/2011                      13,024                     12,729
 1/31/2012                       13,900                     13,416
 2/29/2012                       14,628                     14,154
 3/31/2012                       14,505                     14,049
 4/30/2012                       13,988                     13,810
 5/31/2012                       12,261                     12,236
 6/30/2012                       13,129                     13,038
 7/31/2012                       13,076                     13,200
 8/31/2012                       13,620                     13,577
 9/30/2012                       14,102                     13,989
 10/31/2012                      14,277                     14,087
 11/30/2012                      14,505                     14,383
 12/31/2012                      15,215                     14,818
 1/31/2013                       15,933                     15,547
 2/28/2013                       15,451                     15,392
 3/31/2013                       15,504                     15,514
 4/30/2013                       16,266                     16,220
 5/31/2013                       16,074                     15,857
 6/30/2013                       15,504                     15,263
 7/31/2013                       16,564                     16,075
 8/31/2013                       16,450                     15,868
 9/30/2013                       17,686                     16,989
 10/31/2013                      18,300                     17,559
 11/30/2013                      18,370                     17,667
 12/31/2013                      18,773                     17,933
 1/31/2014                       18,089                     17,209
 2/28/2014                       19,124                     18,148
 3/31/2014                       18,983                     18,067
 4/30/2014                       19,308                     18,352
 5/31/2014                       19,527                     18,636
 6/30/2014                       19,763                     18,901
 7/31/2014                       19,325                     18,564
 8/31/2014                       19,334                     18,579
 9/30/2014                       18,484                     17,816
 10/31/2014                      18,168                     17,532
 11/30/2014                      18,177                     17,748
 12/31/2014                      17,502                     17,158
 1/31/2015                       17,388                     17,097
 2/28/2015                       18,633                     18,118
 3/31/2015                       18,238                     17,816
 4/30/2015                       19,238                     18,587
 5/31/2015                       19,246                     18,426
 6/30/2015                       18,694                     17,902
 7/31/2015                       18,510                     18,186
 8/31/2015                       17,134                     16,861
 9/30/2015                       15,968                     16,010
 10/31/2015                      17,195                     17,214
 11/30/2015                      16,968                     16,940
 12/31/2015                      16,424                     16,637
 1/31/2016                       15,145                     15,491
 2/29/2016                       14,663                     15,275
 3/31/2016                       15,776                     16,312
 4/30/2016                       16,538                     16,837
 5/31/2016                       16,231                     16,646
 6/30/2016                       15,644                     16,140
 7/31/2016                       16,337                     16,934
 8/31/2016                       16,775                     16,950
 9/30/2016                       16,959                     17,156
 10/31/2016                      17,178                     16,823
 11/30/2016                      17,257                     16,553
 12/31/2016                      17,835                     17,094
 1/31/2017                       18,598                     17,603
 2/28/2017                       18,475                     17,806
 3/31/2017                       18,887                     18,258
 4/30/2017                       19,159                     18,646
 5/31/2017                       19,492                     19,267
 6/30/2017                       19,702                     19,286
 7/31/2017                       20,631                     19,860
 8/31/2017                       20,613                     19,855
 9/30/2017                       21,350                     20,370
 10/31/2017                      21,735                     20,648
 11/30/2017                      21,954                     20,857
 12/31/2017                      22,524                     21,232
 1/31/2018                       23,848                     22,221
 2/28/2018                       22,507                     21,165
 3/31/2018                       22,244                     20,799
 4/30/2018                       22,840                     21,276
 5/31/2018                       22,016                     20,873
 6/30/2018                       21,516                     20,644
 7/31/2018                       22,200                     21,151
 8/31/2018                       21,429                     20,751
 9/30/2018                       21,805                     20,914
 10/31/2018                      19,974                     19,252


AVERAGE ANNUAL
TOTAL RETURN                         ONE YEAR  FIVE YEARS TEN YEARS
--------------                      ---------  ---------- ---------
                                        -8.10%      1.77%     7.16%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   -------------------------   --------------------------
10/31/2008                  $10,000                      $10,000
11/30/2008                   10,264                       10,408
12/31/2008                   11,318                       11,219
 1/31/2009                   10,542                       10,631
 2/28/2009                    9,180                        9,233
 3/31/2009                    9,590                        9,559
 4/30/2009                    9,985                       10,048
 5/31/2009                   11,215                       11,278
 6/30/2009                   11,962                       11,995
 7/31/2009                   12,211                       12,295
 8/31/2009                   12,855                       12,985
 9/30/2009                   12,723                       12,933
10/31/2009                   12,269                       12,460
11/30/2009                   11,772                       12,015
12/31/2009                   11,728                       11,790
 1/31/2010                   11,889                       12,045
 2/28/2010                   12,123                       12,273
 3/31/2010                   12,738                       12,832
 4/30/2010                   13,119                       13,179
 5/31/2010                   12,020                       12,265
 6/30/2010                   12,211                       12,319
 7/31/2010                   12,430                       12,469
 8/31/2010                   12,094                       12,205
 9/30/2010                   12,621                       12,704
10/31/2010                   12,357                       12,599
11/30/2010                   12,665                       12,845
12/31/2010                   13,836                       14,141
 1/31/2011                   14,158                       14,309
 2/28/2011                   14,817                       14,885
 3/31/2011                   13,895                       13,966
 4/30/2011                   13,821                       13,979
 5/31/2011                   13,587                       13,771
 6/30/2011                   14,275                       14,284
 7/31/2011                   14,802                       14,877
 8/31/2011                   14,407                       14,269
 9/30/2011                   14,334                       14,282
10/31/2011                   13,602                       13,755
11/30/2011                   13,821                       13,383
12/31/2011                   13,748                       13,591
 1/31/2012                   14,627                       14,149
 2/29/2012                   14,641                       14,303
 3/31/2012                   15,066                       14,685
 4/30/2012                   14,758                       14,472
 5/31/2012                   13,529                       13,270
 6/30/2012                   14,246                       13,837
 7/31/2012                   13,763                       13,620
 8/31/2012                   13,777                       13,542
 9/30/2012                   13,968                       13,917
10/31/2012                   13,675                       13,616
11/30/2012                   13,880                       13,710
12/31/2012                   14,392                       14,136
 1/31/2013                   14,846                       14,665
 2/28/2013                   15,212                       15,163
 3/31/2013                   16,384                       16,388
 4/30/2013                   17,247                       17,465
 5/31/2013                   15,842                       16,081
 6/30/2013                   15,988                       16,038
 7/31/2013                   16,369                       16,299
 8/31/2013                   16,003                       16,078
 9/30/2013                   17,818                       17,909
10/31/2013                   17,862                       17,835
11/30/2013                   17,731                       17,718
12/31/2013                   17,862                       17,860
 1/31/2014                   17,687                       17,808
 2/28/2014                   17,613                       17,413
 3/31/2014                   17,701                       17,458
 4/30/2014                   17,438                       17,133
 5/31/2014                   17,892                       17,695
 6/30/2014                   19,165                       18,948
 7/31/2014                   19,048                       19,050
 8/31/2014                   19,224                       18,913
 9/30/2014                   18,638                       18,281
10/31/2014                   18,302                       17,792
11/30/2014                   17,613                       17,591
12/31/2014                   17,775                       17,776
 1/31/2015                   18,214                       18,372
 2/28/2015                   18,960                       19,034
 3/31/2015                   19,209                       19,402
 4/30/2015                   19,678                       19,764
 5/31/2015                   19,883                       19,998
 6/30/2015                   20,293                       20,290
 7/31/2015                   20,176                       20,212
 8/31/2015                   19,561                       19,520
 9/30/2015                   18,960                       18,819
10/31/2015                   19,956                       20,075
11/30/2015                   20,410                       20,331
12/31/2015                   20,337                       20,499
 1/31/2016                   19,327                       19,194
 2/29/2016                   18,653                       18,996
 3/31/2016                   19,868                       20,181
 4/30/2016                   20,117                       21,059
 5/31/2016                   20,630                       21,064
 6/30/2016                   20,542                       20,939
 7/31/2016                   21,654                       22,062
 8/31/2016                   21,142                       21,281
 9/30/2016                   22,430                       22,428
10/31/2016                   22,855                       22,727
11/30/2016                   22,123                       21,658
12/31/2016                   22,299                       22,050
 1/31/2017                   23,280                       22,883
 2/28/2017                   24,070                       23,586
 3/31/2017                   24,202                       23,543
 4/30/2017                   24,480                       23,946
 5/31/2017                   25,403                       24,826
 6/30/2017                   25,974                       25,060
 7/31/2017                   26,808                       25,728
 8/31/2017                   27,394                       26,207
 9/30/2017                   28,009                       26,622
10/31/2017                   29,048                       27,534
11/30/2017                   29,780                       28,503
12/31/2017                   30,381                       28,943
 1/31/2018                   31,830                       30,170
 2/28/2018                   31,127                       29,806
 3/31/2018                   30,922                       29,549
 4/30/2018                   30,864                       29,589
 5/31/2018                   30,469                       29,522
 6/30/2018                   29,663                       28,618
 7/31/2018                   29,649                       28,370
 8/31/2018                   29,224                       28,189
 9/30/2018                   29,736                       28,582
10/31/2018                   26,881                       25,878


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -7.46%     8.52%     10.39%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2008             $10,000                      $10,000
11/30/2008               9,040                        8,909
12/31/2008              10,028                        9,944
 1/31/2009               8,795                        8,849
 2/28/2009               8,311                        8,299
 3/31/2009               9,601                        9,489
 4/30/2009              11,037                       11,187
 5/31/2009              13,889                       13,870
 6/30/2009              14,001                       14,260
 7/31/2009              16,027                       16,319
 8/31/2009              16,755                       17,158
 9/30/2009              18,066                       18,595
10/31/2009              18,472                       19,041
11/30/2009              19,334                       19,588
12/31/2009              19,846                       20,371
 1/31/2010              18,774                       19,068
 2/28/2010              19,110                       19,307
 3/31/2010              20,687                       20,899
 4/30/2010              20,974                       21,483
 5/31/2010              18,073                       18,239
 6/30/2010              17,856                       18,135
 7/31/2010              19,839                       19,980
 8/31/2010              19,818                       19,936
 9/30/2010              22,824                       22,929
10/31/2010              23,812                       23,947
11/30/2010              23,497                       23,627
12/31/2010              25,802                       26,012
 1/31/2011              25,256                       25,255
 2/28/2011              25,417                       25,394
 3/31/2011              25,957                       26,173
 4/30/2011              27,064                       27,232
 5/31/2011              26,265                       26,608
 6/30/2011              25,382                       25,662
 7/31/2011              25,802                       26,041
 8/31/2011              24,008                       24,230
 9/30/2011              19,530                       19,824
10/31/2011              22,586                       23,072
11/30/2011              21,983                       21,499
12/31/2011              20,701                       20,810
 1/31/2012              22,845                       22,970
 2/29/2012              24,569                       24,756
 3/31/2012              24,219                       23,981
 4/30/2012              24,121                       24,111
 5/31/2012              21,114                       20,981
 6/30/2012              21,563                       21,275
 7/31/2012              21,885                       21,974
 8/31/2012              22,621                       22,325
 9/30/2012              23,742                       23,513
10/31/2012              24,275                       23,998
11/30/2012              24,625                       24,235
12/31/2012              25,781                       24,843
 1/31/2013              27,078                       26,160
 2/28/2013              27,197                       26,470
 3/31/2013              27,316                       26,537
 4/30/2013              26,868                       26,326
 5/31/2013              24,877                       24,388
 6/30/2013              23,118                       22,302
 7/31/2013              24,261                       23,194
 8/31/2013              24,457                       23,395
 9/30/2013              26,174                       25,195
10/31/2013              26,938                       25,637
11/30/2013              25,992                       24,554
12/31/2013              26,314                       24,670
 1/31/2014              25,074                       23,527
 2/28/2014              26,524                       24,794
 3/31/2014              26,917                       25,251
 4/30/2014              26,987                       25,416
 5/31/2014              27,015                       25,624
 6/30/2014              27,225                       25,762
 7/31/2014              27,800                       26,324
 8/31/2014              28,234                       26,526
 9/30/2014              25,634                       24,089
10/31/2014              26,006                       24,373
11/30/2014              24,982                       23,601
12/31/2014              24,261                       23,009
 1/31/2015              23,686                       22,556
 2/28/2015              24,842                       23,650
 3/31/2015              24,499                       23,224
 4/30/2015              26,482                       24,557
 5/31/2015              26,776                       24,437
 6/30/2015              24,891                       22,678
 7/31/2015              23,679                       21,654
 8/31/2015              21,661                       19,635
 9/30/2015              21,352                       19,229
10/31/2015              22,929                       20,797
11/30/2015              22,859                       20,626
12/31/2015              23,497                       20,976
 1/31/2016              21,794                       19,153
 2/29/2016              22,123                       19,621
 3/31/2016              24,765                       21,886
 4/30/2016              25,102                       22,279
 5/31/2016              24,828                       21,908
 6/30/2016              25,242                       22,057
 7/31/2016              26,987                       23,688
 8/31/2016              26,797                       23,511
 9/30/2016              27,596                       24,004
10/31/2016              26,755                       22,994
11/30/2016              26,237                       22,626
12/31/2016              25,957                       22,545
 1/31/2017              27,134                       23,272
 2/28/2017              27,905                       23,938
 3/31/2017              28,381                       24,290
 4/30/2017              28,108                       24,191
 5/31/2017              28,080                       24,341
 6/30/2017              29,131                       25,093
 7/31/2017              30,063                       25,709
 8/31/2017              30,385                       26,002
 9/30/2017              30,399                       26,162
10/31/2017              31,093                       26,845
11/30/2017              31,472                       27,353
12/31/2017              32,614                       28,404
 1/31/2018              33,994                       29,645
 2/28/2018              32,887                       28,726
 3/31/2018              32,425                       27,888
 4/30/2018              32,327                       28,026
 5/31/2018              32,880                       28,160
 6/30/2018              31,927                       27,349
 7/31/2018              32,025                       27,407
 8/31/2018              31,303                       26,958
 9/30/2018              31,303                       26,922
10/31/2018              28,563                       24,430


AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
--------------                      ---------  --------  ---------
                                        -8.14%     1.18%     11.07%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UNITED KINGDOM SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                    The United Kingdom       MSCI United Kingdom
                   Small Company Series   Small Cap Index (net dividends)
                   --------------------      ---------------------
10/31/2008               $10,000                  $10,000
11/30/2008                 9,293                    9,073
12/31/2008                 9,087                    8,842
1/31/2009                  8,865                    8,794
2/28/2009                  8,501                    8,502
3/31/2009                  8,870                    8,996
4/30/2009                 10,729                   11,062
5/31/2009                 11,827                   12,230
6/30/2009                 11,885                   12,317
7/31/2009                 12,914                   13,450
8/31/2009                 13,923                   14,747
9/30/2009                 14,329                   15,087
10/31/2009                14,351                   15,109
11/30/2009                14,308                   14,952
12/31/2009                14,609                   15,321
1/31/2010                 14,467                   15,250
2/28/2010                 13,970                   14,567
3/31/2010                 15,143                   15,851
4/30/2010                 15,702                   16,483
5/31/2010                 13,928                   14,502
6/30/2010                 14,192                   14,565
7/31/2010                 16,109                   16,317
8/31/2010                 15,517                   15,873
9/30/2010                 17,175                   17,622
10/31/2010                18,073                   18,374
11/30/2010                17,186                   17,608
12/31/2010                18,944                   19,451
1/31/2011                 19,219                   19,639
2/28/2011                 19,799                   20,157
3/31/2011                 19,435                   19,809
4/30/2011                 21,156                   21,625
5/31/2011                 21,030                   21,351
6/30/2011                 20,359                   20,632
7/31/2011                 20,227                   20,575
8/31/2011                 18,210                   18,476
9/30/2011                 16,373                   16,528
10/31/2011                18,110                   18,334
11/30/2011                17,561                   17,622
12/31/2011                17,017                   17,034
1/31/2012                 18,522                   18,762
2/29/2012                 20,032                   20,505
3/31/2012                 20,470                   20,572
4/30/2012                 20,824                   20,922
5/31/2012                 18,479                   18,330
6/30/2012                 19,388                   19,203
7/31/2012                 19,715                   19,552
8/31/2012                 20,797                   20,587
9/30/2012                 21,869                   21,686
10/31/2012                22,350                   22,135
11/30/2012                22,492                   22,143
12/31/2012                23,733                   23,161
1/31/2013                 24,155                   23,771
2/28/2013                 24,377                   23,905
3/31/2013                 25,106                   24,549
4/30/2013                 25,744                   25,162
5/31/2013                 25,987                   25,502
6/30/2013                 25,417                   24,583
7/31/2013                 27,571                   26,630
8/31/2013                 27,772                   26,995
9/30/2013                 29,652                   29,021
10/31/2013                30,713                   30,042
11/30/2013                31,415                   30,750
12/31/2013                33,152                   32,235
1/31/2014                 32,371                   31,550
2/28/2014                 35,280                   34,610
3/31/2014                 34,197                   33,361
4/30/2014                 33,638                   32,563
5/31/2014                 33,611                   32,626
6/30/2014                 33,585                   32,549
7/31/2014                 32,545                   31,629
8/31/2014                 33,041                   31,962
9/30/2014                 31,156                   30,087
10/31/2014                31,088                   29,895
11/30/2014                30,850                   29,905
12/31/2014                31,352                   30,396
1/31/2015                 30,649                   29,568
2/28/2015                 33,532                   32,489
3/31/2015                 31,795                   30,993
4/30/2015                 33,801                   32,981
5/31/2015                 35,507                   34,494
6/30/2015                 35,417                   34,537
7/31/2015                 35,491                   34,784
8/31/2015                 34,002                   33,415
9/30/2015                 32,978                   32,183
10/31/2015                34,182                   33,609
11/30/2015                34,129                   33,336
12/31/2015                33,770                   32,980
1/31/2016                 31,098                   29,779
2/29/2016                 30,544                   29,467
3/31/2016                 32,376                   31,545
4/30/2016                 32,545                   31,968
5/31/2016                 33,073                   32,889
6/30/2016                 28,907                   28,214
7/31/2016                 30,470                   29,836
8/31/2016                 31,125                   30,336
9/30/2016                 31,167                   30,594
10/31/2016                28,775                   28,268
11/30/2016                29,467                   28,902
12/31/2016                30,037                   29,533
1/31/2017                 30,998                   30,207
2/28/2017                 31,473                   30,914
3/31/2017                 32,286                   31,408
4/30/2017                 34,736                   33,927
5/31/2017                 35,116                   34,611
6/30/2017                 34,424                   33,831
7/31/2017                 35,781                   35,306
8/31/2017                 35,137                   34,912
9/30/2017                 36,975                   36,680
10/31/2017                37,371                   37,350
11/30/2017                37,339                   37,489
12/31/2017                38,749                   39,116
1/31/2018                 39,995                   40,520
2/28/2018                 37,260                   38,102
3/31/2018                 37,893                   38,534
4/30/2018                 39,118                   39,909
5/31/2018                 39,050                   39,782
6/30/2018                 38,712                   39,465
7/31/2018                 38,506                   39,335
8/31/2018                 37,920                   38,751
9/30/2018                 37,482                   37,942
10/31/2018                34,044                   34,418

AVERAGE ANNUAL
TOTAL RETURN                         ONE YEAR  FIVE YEARS TEN YEARS
--------------                      ---------  ---------- ---------
                                        -8.90%      2.08%     13.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
 10/31/2008             $10,000                        $10,000
 11/30/2008               9,221                          9,171
 12/31/2008              10,183                         10,018
 1/31/2009                9,027                          9,119
 2/28/2009                8,248                          8,316
 3/31/2009                8,847                          8,959
 4/30/2009               10,296                         10,824
 5/31/2009               11,787                         12,440
 6/30/2009               11,643                         12,280
 7/31/2009               12,570                         13,383
 8/31/2009               13,624                         14,756
 9/30/2009               14,790                         16,170
 10/31/2009              14,378                         15,729
 11/30/2009              14,815                         16,052
 12/31/2009              14,769                         16,125
 1/31/2010               14,526                         15,910
 2/28/2010               14,219                         15,457
 3/31/2010               15,277                         16,710
 4/30/2010               15,132                         16,605
 5/31/2010               12,982                         14,036
 6/30/2010               12,901                         13,826
 7/31/2010               14,445                         15,483
 8/31/2010               13,786                         14,747
 9/30/2010               15,682                         17,023
 10/31/2010              16,588                         18,115
 11/30/2010              15,301                         16,742
 12/31/2010              17,286                         19,086
 1/31/2011               17,779                         19,518
 2/28/2011               18,086                         19,849
 3/31/2011               18,696                         20,519
 4/30/2011               19,961                         21,952
 5/31/2011               19,288                         21,115
 6/30/2011               18,668                         20,433
 7/31/2011               17,614                         19,193
 8/31/2011               15,805                         17,188
 9/30/2011               13,426                         14,606
 10/31/2011              14,804                         16,206
 11/30/2011              13,828                         14,940
 12/31/2011              13,285                         14,432
 1/31/2012               14,551                         15,863
 2/29/2012               15,485                         17,081
 3/31/2012               15,513                         16,942
 4/30/2012               15,153                         16,660
 5/31/2012               13,084                         14,375
 6/30/2012               13,659                         15,084
 7/31/2012               13,521                         15,030
 8/31/2012               14,138                         15,685
 9/30/2012               14,885                         16,530
 10/31/2012              15,143                         16,814
 11/30/2012              15,347                         17,072
 12/31/2012              16,274                         17,993
 1/31/2013               17,508                         19,458
 2/28/2013               17,335                         19,398
 3/31/2013               16,947                         18,900
 4/30/2013               17,645                         19,634
 5/31/2013               17,973                         20,079
 6/30/2013               17,381                         19,186
 7/31/2013               18,897                         20,931
 8/31/2013               18,921                         20,892
 9/30/2013               20,578                         22,678
 10/31/2013              21,755                         24,043
 11/30/2013              22,150                         24,471
 12/31/2013              22,774                         25,106
 1/31/2014               22,633                         24,898
 2/28/2014               24,625                         27,074
 3/31/2014               24,751                         27,097
 4/30/2014               24,995                         27,211
 5/31/2014               25,097                         27,517
 6/30/2014               24,878                         27,248
 7/31/2014               23,426                         25,641
 8/31/2014               23,148                         25,435
 9/30/2014               21,914                         24,033
 10/31/2014              21,265                         23,248
 11/30/2014              21,777                         23,929
 12/31/2014              21,086                         23,358
 1/31/2015               21,230                         23,412
 2/28/2015               22,697                         25,139
 3/31/2015               22,587                         24,886
 4/30/2015               23,796                         26,217
 5/31/2015               23,824                         26,043
 6/30/2015               23,327                         25,427
 7/31/2015               23,983                         26,370
 8/31/2015               23,088                         25,351
 9/30/2015               22,274                         24,494
 10/31/2015              23,352                         25,894
 11/30/2015              23,313                         25,826
 12/31/2015              23,609                         26,209
 1/31/2016               22,009                         24,137
 2/29/2016               21,974                         24,221
 3/31/2016               23,849                         26,394
 4/30/2016               24,343                         26,723
 5/31/2016               24,395                         26,838
 6/30/2016               23,060                         25,094
 7/31/2016               24,586                         26,722
 8/31/2016               24,907                         26,950
 9/30/2016               25,527                         27,597
 10/31/2016              24,776                         26,571
 11/30/2016              23,860                         25,491
 12/31/2016              25,097                         26,839
 1/31/2017               26,200                         27,887
 2/28/2017               26,479                         28,205
 3/31/2017               27,617                         29,376
 4/30/2017               29,330                         31,183
 5/31/2017               30,945                         32,863
 6/30/2017               30,959                         32,701
 7/31/2017               32,147                         34,183
 8/31/2017               32,228                         34,476
 9/30/2017               33,313                         35,655
 10/31/2017              33,268                         35,666
 11/30/2017              33,335                         35,846
 12/31/2017              34,054                         36,763
 1/31/2018               36,408                         39,277
 2/28/2018               34,868                         37,545
 3/31/2018               34,350                         36,854
 4/30/2018               34,434                         37,476
 5/31/2018               33,757                         36,547
 6/30/2018               33,081                         36,094
 7/31/2018               33,994                         37,000
 8/31/2018               33,585                         36,667
 9/30/2018               32,936                         35,922
 10/31/2018              29,683                         32,281

AVERAGE ANNUAL
TOTAL RETURN                         ONE YEAR   FIVE YEARS TEN YEARS
--------------                      ----------  ---------- ---------
                                        -10.78%      6.41%     11.49%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
               -------------------------------    -----------------------
 10/31/2008                 $10,000                      $10,000
 11/30/2008                   8,708                        9,098
 12/31/2008                   9,375                        9,549
 1/31/2009                    9,438                        9,645
 2/28/2009                    8,583                        8,887
 3/31/2009                    9,125                        9,395
 4/30/2009                   11,042                       10,906
 5/31/2009                   13,208                       13,213
 6/30/2009                   12,396                       12,412
 7/31/2009                   13,958                       13,959
 8/31/2009                   14,417                       14,486
 9/30/2009                   16,479                       16,276
 10/31/2009                  16,167                       16,384
 11/30/2009                  17,542                       17,758
 12/31/2009                  18,667                       18,802
 1/31/2010                   17,792                       18,021
 2/28/2010                   18,854                       19,219
 3/31/2010                   20,354                       20,859
 4/30/2010                   21,083                       21,730
 5/31/2010                   19,062                       19,813
 6/30/2010                   18,187                       18,884
 7/31/2010                   19,667                       20,421
 8/31/2010                   19,437                       20,357
 9/30/2010                   21,729                       22,586
 10/31/2010                  23,146                       23,954
 11/30/2010                  24,271                       24,961
 12/31/2010                  26,750                       27,257
 1/31/2011                   26,625                       26,938
 2/28/2011                   28,458                       28,719
 3/31/2011                   28,500                       28,726
 4/30/2011                   29,042                       29,597
 5/31/2011                   27,833                       28,406
 6/30/2011                   26,292                       26,958
 7/31/2011                   26,688                       27,671
 8/31/2011                   24,667                       26,025
 9/30/2011                   20,000                       21,261
 10/31/2011                  23,208                       24,293
 11/30/2011                  22,396                       23,659
 12/31/2011                  22,042                       23,172
 1/31/2012                   23,938                       25,071
 2/29/2012                   24,854                       25,968
 3/31/2012                   23,750                       24,596
 4/30/2012                   23,208                       24,398
 5/31/2012                   20,500                       21,553
 6/30/2012                   20,542                       21,486
 7/31/2012                   21,104                       22,229
 8/31/2012                   22,000                       23,153
 9/30/2012                   22,938                       24,322
 10/31/2012                  22,625                       23,886
 11/30/2012                  22,250                       23,352
 12/31/2012                  22,771                       23,733
 1/31/2013                   23,438                       24,219
 2/28/2013                   22,292                       23,045
 3/31/2013                   22,938                       23,590
 4/30/2013                   22,188                       23,057
 5/31/2013                   21,833                       22,491
 6/30/2013                   20,938                       21,104
 7/31/2013                   22,479                       22,726
 8/31/2013                   22,271                       22,472
 9/30/2013                   23,271                       23,338
 10/31/2013                  23,917                       23,864
 11/30/2013                  23,604                       23,282
 12/31/2013                  24,188                       23,861
 1/31/2014                   23,438                       23,057
 2/28/2014                   24,938                       24,659
 3/31/2014                   25,292                       24,879
 4/30/2014                   26,396                       25,829
 5/31/2014                   26,438                       25,852
 6/30/2014                   28,438                       28,049
 7/31/2014                   27,104                       26,824
 8/31/2014                   28,042                       27,746
 9/30/2014                   24,833                       24,810
 10/31/2014                  23,000                       23,148
 11/30/2014                  22,354                       22,501
 12/31/2014                  21,833                       21,915
 1/31/2015                   19,625                       19,835
 2/28/2015                   20,833                       20,951
 3/31/2015                   19,896                       20,050
 4/30/2015                   22,083                       22,016
 5/31/2015                   21,313                       21,277
 6/30/2015                   20,438                       20,548
 7/31/2015                   17,938                       18,532
 8/31/2015                   17,438                       17,586
 9/30/2015                   16,188                       16,534
 10/31/2015                  17,250                       17,424
 11/30/2015                  16,604                       16,927
 12/31/2015                  15,813                       15,731
 1/31/2016                   15,083                       15,029
 2/29/2016                   16,354                       16,276
 3/31/2016                   18,104                       18,165
 4/30/2016                   20,750                       20,392
 5/31/2016                   19,958                       19,651
 6/30/2016                   20,938                       20,480
 7/31/2016                   21,583                       21,342
 8/31/2016                   21,125                       20,680
 9/30/2016                   21,563                       20,941
 10/31/2016                  20,833                       20,049
 11/30/2016                  21,354                       20,207
 12/31/2016                  21,896                       20,588
 1/31/2017                   22,875                       21,456
 2/28/2017                   22,375                       21,239
 3/31/2017                   22,771                       21,472
 4/30/2017                   21,875                       20,733
 5/31/2017                   21,583                       20,566
 6/30/2017                   22,521                       21,388
 7/31/2017                   23,188                       21,911
 8/31/2017                   23,479                       22,144
 9/30/2017                   23,896                       22,497
 10/31/2017                  23,354                       22,166
 11/30/2017                  23,250                       22,073
 12/31/2017                  24,333                       23,253
 1/31/2018                   24,375                       23,262
 2/28/2018                   22,604                       21,506
 3/31/2018                   22,438                       21,355
 4/30/2018                   23,458                       22,070
 5/31/2018                   23,833                       22,506
 6/30/2018                   23,667                       22,638
 7/31/2018                   23,708                       22,574
 8/31/2018                   23,167                       22,686
 9/30/2018                   23,000                       22,509
 10/31/2018                  20,917                       20,575

AVERAGE ANNUAL                         ONE        FIVE        TEN
TOTAL RETURN                           YEAR       YEARS      YEARS
--------------                      ----------  ---------  --------
                                        -10.44%     -2.64%     7.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
 10/31/2008                 $10,000                   $10,000
 11/30/2008                   9,096                     9,247
 12/31/2008                   9,809                     9,968
 1/31/2009                    9,057                     9,325
 2/28/2009                    8,471                     8,799
 3/31/2009                    9,694                    10,063
 4/30/2009                   11,134                    11,738
 5/31/2009                   13,032                    13,743
 6/30/2009                   12,921                    13,558
 7/31/2009                   14,403                    15,083
 8/31/2009                   14,454                    15,029
 9/30/2009                   15,732                    16,393
 10/31/2009                  15,406                    16,413
 11/30/2009                  16,327                    17,118
 12/31/2009                  16,917                    17,794
 1/31/2010                   15,996                    16,802
 2/28/2010                   16,191                    16,861
 3/31/2010                   17,550                    18,222
 4/30/2010                   17,656                    18,443
 5/31/2010                   16,017                    16,821
 6/30/2010                   16,042                    16,697
 7/31/2010                   17,456                    18,088
 8/31/2010                   17,053                    17,736
 9/30/2010                   18,994                    19,707
 10/31/2010                  19,571                    20,280
 11/30/2010                  19,134                    19,744
 12/31/2010                  20,692                    21,153
 1/31/2011                   20,157                    20,579
 2/28/2011                   20,017                    20,387
 3/31/2011                   21,134                    21,586
 4/30/2011                   21,873                    22,256
 5/31/2011                   21,270                    21,672
 6/30/2011                   21,019                    21,338
 7/31/2011                   20,858                    21,244
 8/31/2011                   19,172                    19,345
 9/30/2011                   16,272                    16,525
 10/31/2011                  18,310                    18,714
 11/30/2011                  17,677                    17,466
 12/31/2011                  17,163                    17,256
 1/31/2012                   19,002                    19,213
 2/29/2012                   20,034                    20,364
 3/31/2012                   19,516                    19,684
 4/30/2012                   19,168                    19,449
 5/31/2012                   17,104                    17,268
 6/30/2012                   17,953                    17,934
 7/31/2012                   18,098                    18,284
 8/31/2012                   18,221                    18,223
 9/30/2012                   19,240                    19,323
 10/31/2012                  19,142                    19,206
 11/30/2012                  19,393                    19,450
 12/31/2012                  20,531                    20,401
 1/31/2013                   20,637                    20,682
 2/28/2013                   20,399                    20,422
 3/31/2013                   20,110                    20,070
 4/30/2013                   20,340                    20,222
 5/31/2013                   19,682                    19,703
 6/30/2013                   18,446                    18,448
 7/31/2013                   18,718                    18,641
 8/31/2013                   18,280                    18,321
 9/30/2013                   19,584                    19,512
 10/31/2013                  20,480                    20,460
 11/30/2013                  20,174                    20,161
 12/31/2013                  19,970                    19,870
 1/31/2014                   18,586                    18,580
 2/28/2014                   19,261                    19,195
 3/31/2014                   19,941                    19,784
 4/30/2014                   20,059                    19,850
 5/31/2014                   20,743                    20,543
 6/30/2014                   21,321                    21,089
 7/31/2014                   21,575                    21,497
 8/31/2014                   22,251                    21,981
 9/30/2014                   20,616                    20,352
 10/31/2014                  20,837                    20,592
 11/30/2014                  20,637                    20,374
 12/31/2014                  19,707                    19,435
 1/31/2015                   19,839                    19,552
 2/28/2015                   20,446                    20,157
 3/31/2015                   20,021                    19,870
 4/30/2015                   21,363                    21,399
 5/31/2015                   20,505                    20,542
 6/30/2015                   20,013                    20,008
 7/31/2015                   18,730                    18,621
 8/31/2015                   17,185                    16,937
 9/30/2015                   16,726                    16,428
 10/31/2015                  17,741                    17,599
 11/30/2015                  17,125                    16,913
 12/31/2015                  16,658                    16,536
 1/31/2016                   15,962                    15,463
 2/29/2016                   15,864                    15,438
 3/31/2016                   17,966                    17,481
 4/30/2016                   18,076                    17,576
 5/31/2016                   17,376                    16,920
 6/30/2016                   18,293                    17,596
 7/31/2016                   19,236                    18,482
 8/31/2016                   19,469                    18,941
 9/30/2016                   19,728                    19,185
 10/31/2016                  19,771                    19,230
 11/30/2016                  18,747                    18,345
 12/31/2016                  18,756                    18,386
 1/31/2017                   19,877                    19,392
 2/28/2017                   20,548                    19,985
 3/31/2017                   21,210                    20,490
 4/30/2017                   21,626                    20,939
 5/31/2017                   22,276                    21,558
 6/30/2017                   22,488                    21,775
 7/31/2017                   23,677                    23,073
 8/31/2017                   24,178                    23,587
 9/30/2017                   23,949                    23,493
 10/31/2017                  24,764                    24,317
 11/30/2017                  24,845                    24,366
 12/31/2017                  25,694                    25,240
 1/31/2018                   27,639                    27,344
 2/28/2018                   26,314                    26,083
 3/31/2018                   26,191                    25,598
 4/30/2018                   25,860                    25,485
 5/31/2018                   24,849                    24,582
 6/30/2018                   23,792                    23,560
 7/31/2018                   24,658                    24,078
 8/31/2018                   24,098                    23,427
 9/30/2018                   23,813                    23,303
 10/31/2018                  21,834                    21,273

AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  --------
                                        -11.83%     1.29%     8.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
10/31/2008           $10,000                   $10,000
11/30/2008             9,393                     9,247
12/31/2008            10,727                     9,968
1/31/2009              9,910                     9,325
2/28/2009              9,303                     8,799
3/31/2009             10,586                    10,063
4/30/2009             12,732                    11,738
5/31/2009             15,624                    13,743
6/30/2009             15,549                    13,558
7/31/2009             17,539                    15,083
8/31/2009             17,749                    15,029
9/30/2009             19,233                    16,393
10/31/2009            19,218                    16,413
11/30/2009            20,361                    17,118
12/31/2009            21,484                    17,794
1/31/2010             20,541                    16,802
2/28/2010             20,897                    16,861
3/31/2010             22,687                    18,222
4/30/2010             23,063                    18,443
5/31/2010             20,752                    16,821
6/30/2010             21,308                    16,697
7/31/2010             23,273                    18,088
8/31/2010             23,388                    17,736
9/30/2010             26,236                    19,707
10/31/2010            27,283                    20,280
11/30/2010            26,556                    19,744
12/31/2010            28,085                    21,153
1/31/2011             26,907                    20,579
2/28/2011             26,125                    20,387
3/31/2011             27,584                    21,586
4/30/2011             29,043                    22,256
5/31/2011             28,396                    21,672
6/30/2011             28,391                    21,338
7/31/2011             28,717                    21,244
8/31/2011             26,000                    19,345
9/30/2011             21,383                    16,525
10/31/2011            23,754                    18,714
11/30/2011            22,607                    17,466
12/31/2011            22,005                    17,256
1/31/2012             24,496                    19,213
2/29/2012             26,506                    20,364
3/31/2012             25,835                    19,684
4/30/2012             25,218                    19,449
5/31/2012             22,922                    17,268
6/30/2012             23,799                    17,934
7/31/2012             23,519                    18,284
8/31/2012             24,135                    18,223
9/30/2012             25,549                    19,323
10/31/2012            25,464                    19,206
11/30/2012            25,915                    19,450
12/31/2012            27,519                    20,401
1/31/2013             28,035                    20,682
2/28/2013             28,331                    20,422
3/31/2013             28,211                    20,070
4/30/2013             28,787                    20,222
5/31/2013             28,391                    19,703
6/30/2013             25,935                    18,448
7/31/2013             26,065                    18,641
8/31/2013             24,987                    18,321
9/30/2013             26,822                    19,512
10/31/2013            27,860                    20,460
11/30/2013            27,474                    20,161
12/31/2013            27,258                    19,870
1/31/2014             26,100                    18,580
2/28/2014             27,273                    19,195
3/31/2014             28,216                    19,784
4/30/2014             28,451                    19,850
5/31/2014             29,429                    20,543
6/30/2014             30,201                    21,089
7/31/2014             30,276                    21,497
8/31/2014             31,218                    21,981
9/30/2014             29,679                    20,352
10/31/2014            29,419                    20,592
11/30/2014            29,098                    20,374
12/31/2014            28,211                    19,435
1/31/2015             28,672                    19,552
2/28/2015             29,414                    20,157
3/31/2015             29,198                    19,870
4/30/2015             31,283                    21,399
5/31/2015             30,862                    20,542
6/30/2015             29,815                    20,008
7/31/2015             27,995                    18,621
8/31/2015             25,263                    16,937
9/30/2015             25,228                    16,428
10/31/2015            26,647                    17,599
11/30/2015            26,105                    16,913
12/31/2015            25,870                    16,536
1/31/2016             24,341                    15,463
2/29/2016             24,241                    15,438
3/31/2016             27,228                    17,481
4/30/2016             27,930                    17,576
5/31/2016             26,772                    16,920
6/30/2016             28,256                    17,596
7/31/2016             29,905                    18,482
8/31/2016             30,100                    18,941
9/30/2016             30,607                    19,185
10/31/2016            30,496                    19,230
11/30/2016            28,652                    18,345
12/31/2016            28,832                    18,386
1/31/2017             30,516                    19,392
2/28/2017             32,125                    19,985
3/31/2017             33,133                    20,490
4/30/2017             33,564                    20,939
5/31/2017             33,709                    21,558
6/30/2017             33,930                    21,775
7/31/2017             35,368                    23,073
8/31/2017             36,185                    23,587
9/30/2017             36,025                    23,493
10/31/2017            37,068                    24,317
11/30/2017            37,644                    24,366
12/31/2017            39,168                    25,240
1/31/2018             41,734                    27,344
2/28/2018             39,980                    26,083
3/31/2018             39,769                    25,598
4/30/2018             39,393                    25,485
5/31/2018             38,526                    24,582
6/30/2018             35,955                    23,560
7/31/2018             36,546                    24,078
8/31/2018             35,489                    23,427
9/30/2018             34,361                    23,303
10/31/2018            31,113                    21,273

AVERAGE ANNUAL                         ONE        FIVE       TEN
TOTAL RETURN                           YEAR       YEARS     YEARS
--------------                      ----------  --------  ---------
                                        -16.06%     2.23%     12.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 3000(R) Index....................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)................ 1.42%
Russell 2000(R) Index (small-cap stocks).................... 1.85%
Russell Midcap(R) Index (mid-cap stocks).................... 2.79%
Russell 1000(R) Index (large-cap stocks).................... 6.98%
Dow Jones U.S. Select REIT Index /SM /...................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.


     TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
-----------------------------------------------------------
Russell 2000(R) Value Index (small-cap value stocks)........ -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)......  4.13%
Russell 1000(R) Value Index (large-cap value stocks)........  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks)...... 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of the U.S. market. As of October 31, 2018, the Series held approximately 320 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were 2.95% for the Series and 3.03% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to smaller large-cap stocks detracted from performance relative to the benchmark, as these stocks underperformed their larger counterparts for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Series' greater emphasis on value stocks also detracted from relative performance. Conversely, the Series' emphasis on stocks with higher profitability had a positive impact on relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Series' general exclusions of real estate investment trusts (REITs) and certain utilities also benefited relative performance, as REITs and utilities generally underperformed in the U.S.

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%

MSCI World ex USA Mid Cap Index............................. -8.02%
MSCI World ex USA Small Cap Index........................... -7.75%
MSCI World ex USA Value Index............................... -7.54%
MSCI World ex USA Growth Index.............................. -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

  12 MONTHS ENDED OCTOBER 31, 2018
  --------------------------------

                                                                          RETURN IN U.S.
                                                             LOCAL RETURN    DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP                   ------------ --------------
China.......................................................    -16.33%       -16.73%
Korea.......................................................    -18.52%       -19.90%
Taiwan......................................................     -6.62%        -8.98%
India.......................................................     -0.01%       -12.42%
Brazil......................................................     18.95%         4.76%
South Africa................................................    -13.80%       -17.45%
Russia......................................................     22.79%        10.69%
Mexico......................................................     -9.54%       -14.55%
Thailand....................................................      4.01%         4.23%
Malaysia....................................................     -0.18%         0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of developed ex U.S. markets. As of October 31, 2018, the Series held approximately 530 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.10% for the Series and -6.76% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Series' focus on value stocks detracted from performance relative to the benchmark. Conversely, the Series' emphasis on higher-profitability stocks within the value segment of the market had a positive impact on relative performance, as these stocks generally outperformed.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held over 1,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -7.46% for the Series and -6.01% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in Japan.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.14% for the Series and -9.00% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences contributed positively to the Series' performance relative to the benchmark. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) detracted from relative performance, as REITs generally outperformed in Asia Pacific (ex Japan) markets.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 350 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -8.90% for the Series and -7.85% for the MSCI United Kingdom Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. The Series' general exclusion of real estate investment trusts (REITs) detracted from performance relative to the benchmark, as REITs generally outperformed in the U.K.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -10.78% for the Series and -9.49% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in European ex U.K. equity markets rather than by the behavior of a limited number of stocks. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences detracted from the Series' performance relative to the benchmark. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in continental Europe (ex U.K.) markets.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The Series generally excluded stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -10.44% for the Series and -7.18% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' greater exposure to the smallest stocks and consequent lesser allocation to other small-cap stocks detracted from performance relative to the benchmark, as the smallest stocks generally underperformed in Canada. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) also detracted from relative performance, as REITs generally outperformed in Canada.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of emerging markets. As of October 31, 2018, the Series held approximately 1,200 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -11.83% for the Series and -12.52% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Additionally, the Series' greater emphasis on stocks with higher profitability benefited relative performance, as higher-profitability stocks outperformed lower-profitability stocks in emerging markets.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 4,300 securities across 18 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were -16.06% for the Series and -12.52% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks, the Series' focus on small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
-                                                            --------- --------- ---------- ---------
THE U.S. LARGE CAP VALUE SERIES
-------------------------------
Actual Fund Return.......................................... $1,000.00 $  993.00    0.11%     $0.55
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.65    0.11%     $0.56
THE DFA INTERNATIONAL VALUE SERIES
----------------------------------
Actual Fund Return.......................................... $1,000.00 $  874.50    0.20%     $0.94
Hypothetical 5% Annual Return............................... $1,000.00 $1,024.20    0.20%     $1.02

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/18  10/31/18   RATIO(1)  PERIOD(1)
-                                        --------- --------- ---------- ---------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $  871.00    0.12%     $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61
THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  883.60    0.12%     $0.57
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61
THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $  870.30    0.11%     $0.52
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $  862.00    0.11%     $0.52
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $  891.70    0.11%     $0.52
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%     $0.56
THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $  844.30    0.12%     $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%     $0.61
THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  789.80    0.22%     $0.99
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.22%     $1.12

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

Communication Services.   8.9%
Consumer Discretionary.   6.8%
Consumer Staples.......   5.2%
Energy.................  14.6%
Financials.............  22.6%
Health Care............  17.0%
Industrials............   8.9%
Information Technology.  11.3%
Materials..............   4.2%
Real Estate............   0.2%
Utilities..............   0.3%
                        -----
                        100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

Communication Services.   4.0%
Consumer Discretionary.  14.6%
Consumer Staples.......   3.5%
Energy.................  15.3%
Financials.............  29.4%
Health Care............   4.1%
Industrials............   8.8%
Information Technology.   2.5%
Materials..............  13.4%
Real Estate............   2.7%
Utilities..............   1.7%
                        -----
                        100.0%

                       THE JAPANESE SMALL COMPANY SERIES

Communication Services.   3.1%
Consumer Discretionary.  18.7%
Consumer Staples.......   8.0%
Energy.................   0.8%
Financials.............   8.7%
Health Care............   5.4%
Industrials............  28.8%
Information Technology.  13.1%
Materials..............  10.5%
Real Estate............   1.8%
Utilities..............   1.1%
                        -----
                        100.0%


                     THE ASIA PACIFIC SMALL COMPANY SERIES

Communication Services.   8.7%
Consumer Discretionary.  18.5%
Consumer Staples.......   7.2%
Energy.................   3.6%
Financials.............  11.1%
Health Care............   5.5%
Industrials............  15.2%
Information Technology.   6.9%
Materials..............  13.9%
Real Estate............   6.9%
Utilities..............   2.5%
                        -----
                        100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED


                    THE UNITED KINGDOM SMALL COMPANY SERIES

Communication Services.   6.6%
Consumer Discretionary.  20.8%
Consumer Staples.......   4.8%
Energy.................   5.0%
Financials.............  16.4%
Health Care............   3.2%
Industrials............  26.4%
Information Technology.   5.7%
Materials..............   6.2%
Real Estate............   2.7%
Utilities..............   2.2%
                        -----
                        100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES

Communication Services.   6.5%
Consumer Discretionary.   9.8%
Consumer Staples.......   5.5%
Energy.................   4.5%
Financials.............  11.9%
Health Care............   7.6%
Industrials............  26.4%
Information Technology.   9.6%
Materials..............   8.2%
Real Estate............   6.6%
Utilities..............   3.4%
                        -----
                        100.0%

                       THE CANADIAN SMALL COMPANY SERIES

Communication Services.   2.4%
Consumer Discretionary.   5.9%
Consumer Staples.......   5.4%
Energy.................  22.0%
Financials.............   9.4%
Health Care............   1.4%
Industrials............  12.3%
Information Technology.   4.8%
Materials..............  25.7%
Real Estate............   4.4%
Utilities..............   6.3%
                        -----
                        100.0%

                          THE EMERGING MARKETS SERIES

Communication Services.   9.9%
Consumer Discretionary.   8.5%
Consumer Staples.......   8.0%
Energy.................   8.2%
Financials.............  22.1%
Health Care............   2.5%
Industrials............   7.1%
Information Technology.  17.9%
Materials..............  10.7%
Real Estate............   2.2%
Utilities..............   2.9%
                        -----
                        100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES

Communication Services.   3.7%
Consumer Discretionary.  15.7%
Consumer Staples.......   8.2%
Energy.................   1.5%
Financials.............   8.4%
Health Care............   7.0%
Industrials............  14.6%
Information Technology.  14.7%
Materials..............  12.9%
Real Estate............   7.5%
Utilities..............   5.8%
                        -----
                        100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                  PERCENTAGE
                                                                        SHARES       VALUE+     OF NET ASSETS++
                                                                      ---------- -------------- ---------------
COMMON STOCKS -- (97.4%)
COMMUNICATION SERVICES -- (8.7%)
    AT&T, Inc........................................................ 34,933,504 $1,071,759,903       3.7%
*   Charter Communications, Inc., Class A............................    962,932    308,494,525       1.1%
    Comcast Corp., Class A........................................... 21,585,011    823,252,320       2.8%
    Other Securities.................................................               386,914,006       1.2%
                                                                                 --------------      ----
TOTAL COMMUNICATION SERVICES.........................................             2,590,420,754       8.8%
                                                                                 --------------      ----
CONSUMER DISCRETIONARY -- (6.6%)
    Ford Motor Co.................................................... 16,051,999    153,296,590       0.5%
    General Motors Co................................................  6,055,833    221,582,929       0.8%
    Other Securities.................................................             1,604,291,957       5.5%
                                                                                 --------------      ----
TOTAL CONSUMER DISCRETIONARY.........................................             1,979,171,476       6.8%
                                                                                 --------------      ----
CONSUMER STAPLES -- (5.1%)
    Mondelez International, Inc., Class A............................  3,672,444    154,169,199       0.5%
    Walgreens Boots Alliance, Inc....................................  3,095,947    246,963,692       0.9%
    Walmart, Inc.....................................................  5,346,820    536,179,110       1.8%
    Other Securities.................................................               573,560,285       2.0%
                                                                                 --------------      ----
TOTAL CONSUMER STAPLES...............................................             1,510,872,286       5.2%
                                                                                 --------------      ----
ENERGY -- (14.2%)
    Chevron Corp.....................................................  5,892,482    657,895,615       2.2%
    ConocoPhillips...................................................  4,754,869    332,365,343       1.1%
    Exxon Mobil Corp................................................. 14,096,229  1,123,187,527       3.8%
    Marathon Petroleum Corp..........................................  4,431,554    312,202,979       1.1%
    Occidental Petroleum Corp........................................  3,043,574    204,132,508       0.7%
    Valero Energy Corp...............................................  2,730,237    248,697,288       0.8%
    Other Securities.................................................             1,345,876,714       4.7%
                                                                                 --------------      ----
TOTAL ENERGY.........................................................             4,224,357,974      14.4%
                                                                                 --------------      ----
FINANCIALS -- (22.0%)
    Bank of America Corp............................................. 22,911,090    630,054,975       2.2%
    Bank of New York Mellon Corp. (The)..............................  4,090,441    193,600,573       0.7%
*   Berkshire Hathaway, Inc., Class B................................  2,931,466    601,771,341       2.1%
    Capital One Financial Corp.......................................  2,121,634    189,461,916       0.6%
    Citigroup, Inc...................................................  7,448,262    487,563,231       1.7%
    Goldman Sachs Group, Inc. (The)..................................  1,502,760    338,677,021       1.2%
    JPMorgan Chase & Co..............................................  5,691,942    620,535,517       2.1%
    Morgan Stanley...................................................  5,437,628    248,282,094       0.8%
    PNC Financial Services Group, Inc. (The).........................  1,313,525    168,774,827       0.6%
    Travelers Cos., Inc. (The).......................................  1,165,331    145,817,868       0.5%
    Wells Fargo & Co................................................. 17,488,141    930,893,745       3.2%
    Other Securities.................................................             1,985,908,260       6.7%
                                                                                 --------------      ----
TOTAL FINANCIALS                                                                  6,541,341,368      22.4%
                                                                                 --------------      ----
HEALTH CARE -- (16.5%)
    Abbott Laboratories..............................................  4,212,247    290,392,308       1.0%
    Aetna, Inc.......................................................  1,816,031    360,300,550       1.2%
    Anthem, Inc......................................................  1,376,563    379,339,466       1.3%
*   Centene Corp.....................................................  1,211,523    157,885,677       0.5%
    Cigna Corp.......................................................    814,507    174,149,742       0.6%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED


                                                                                                      PERCENTAGE
                                                                          SHARES        VALUE+      OF NET ASSETS++
                                                                        ----------- --------------- ---------------
HEALTH CARE -- (Continued)
      CVS Health Corp..................................................   4,705,478 $   340,629,552        1.2%
      Danaher Corp.....................................................   1,886,239     187,492,157        0.6%
*     Express Scripts Holding Co.......................................   2,740,464     265,742,794        0.9%
      Humana, Inc......................................................     545,028     174,632,422        0.6%
      Medtronic P.L.C..................................................   4,359,974     391,612,865        1.3%
      Pfizer, Inc......................................................  25,544,930   1,099,964,686        3.8%
      Thermo Fisher Scientific, Inc....................................   1,073,774     250,887,295        0.9%
      Other Securities.................................................                 844,289,133        2.9%
                                                                                    ---------------      -----
TOTAL HEALTH CARE.                                                                    4,917,318,647       16.8%
                                                                                    ---------------      -----
INDUSTRIALS -- (8.7%)
      Delta Air Lines, Inc.............................................   2,950,569     161,484,641        0.6%
      FedEx Corp.......................................................     947,923     208,865,354        0.7%
      Norfolk Southern Corp............................................   1,385,379     232,508,158        0.8%
      Republic Services, Inc...........................................   1,929,874     140,263,242        0.5%
*     United Continental Holdings, Inc.................................   1,696,416     145,060,532        0.5%
      Other Securities.................................................               1,703,425,795        5.7%
                                                                                    ---------------      -----
TOTAL INDUSTRIALS......................................................               2,591,607,722        8.8%
                                                                                    ---------------      -----
INFORMATION TECHNOLOGY -- (11.0%)
      CA, Inc..........................................................   3,016,908     133,830,039        0.5%
      Cisco Systems, Inc...............................................   5,345,814     244,570,990        0.8%
      Fidelity National Information Services, Inc......................   1,297,798     135,100,772        0.5%
      HP, Inc..........................................................   9,619,949     232,225,569        0.8%
      Intel Corp.......................................................  22,880,867   1,072,655,045        3.7%
*     Micron Technology, Inc...........................................   5,266,057     198,635,670        0.7%
      Other Securities.................................................               1,247,474,861        4.2%
                                                                                    ---------------      -----
TOTAL INFORMATION TECHNOLOGY...........................................               3,264,492,946       11.2%
                                                                                    ---------------      -----
MATERIALS -- (4.1%)
      DowDuPont, Inc...................................................   3,009,073     162,249,216        0.6%
      Nucor Corp.......................................................   2,499,919     147,795,211        0.5%
      Other Securities.................................................                 909,072,691        3.1%
                                                                                    ---------------      -----
TOTAL MATERIALS........................................................               1,219,117,118        4.2%
                                                                                    ---------------      -----
REAL ESTATE -- (0.2%)
      Other Securities.................................................                  51,111,313        0.2%
                                                                                    ---------------      -----
UTILITIES -- (0.3%)
      Other Securities.................................................                  80,311,092        0.3%
                                                                                    ---------------      -----
TOTAL COMMON STOCKS....................................................              28,970,122,696       99.1%
                                                                                    ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
        2.090%                                                          254,325,822     254,325,822        0.9%
                                                                                    ---------------      -----
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S)  DFA Short Term Investment Fund...................................  44,660,829     516,725,797        1.7%
                                                                                    ---------------      -----
      TOTAL INVESTMENTS--(100.0%) (Cost $22,308,146,322)...............             $29,741,174,315      101.7%
                                                                                    ===============      =====

THE U.S. LARGE CAP VALUE SERIES

CONTINUED


As of October 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R)/ /Emini Index..........................   1,505    12/21/18  $217,728,490 $204,010,275  $(13,718,215)
                                                                        ------------ ------------  ------------
TOTAL FUTURES CONTRACTS...........................                      $217,728,490 $204,010,275  $(13,718,215)
                                                                        ============ ============  ============

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -----------------------------------------------------
                                                                 LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
                                                             ---------------  ------------ ------- ---------------
Common Stocks
   Communication Services................................... $ 2,590,420,754            --   --    $ 2,590,420,754
   Consumer Discretionary...................................   1,979,171,476            --   --      1,979,171,476
   Consumer Staples.........................................   1,510,872,286            --   --      1,510,872,286
   Energy...................................................   4,224,357,974            --   --      4,224,357,974
   Financials...............................................   6,541,341,368            --   --      6,541,341,368
   Health Care..............................................   4,917,318,647            --   --      4,917,318,647
   Industrials..............................................   2,591,607,722            --   --      2,591,607,722
   Information Technology...................................   3,264,492,946            --   --      3,264,492,946
   Materials................................................   1,219,117,118            --   --      1,219,117,118
   Real Estate..............................................      51,111,313            --   --         51,111,313
   Utilities................................................      80,311,092            --   --         80,311,092
Temporary Cash Investments..................................     254,325,822            --   --        254,325,822
Securities Lending Collateral...............................              --  $516,725,797   --        516,725,797
Futures Contracts**.........................................     (13,718,215)           --   --        (13,718,215)
                                                             ---------------  ------------   --    ---------------
TOTAL....................................................... $29,210,730,303  $516,725,797   --    $29,727,456,100
                                                             ===============  ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.5%)
#   Australia & New Zealand Banking Group, Ltd....................... 10,195,581         $  187,666,580                1.5%
    Woodside Petroleum, Ltd..........................................  2,587,772             63,711,646                0.5%
    Other Securities.................................................                       430,286,109                3.6%
                                                                                         --------------               ----
TOTAL AUSTRALIA......................................................                       681,664,335                5.6%
                                                                                         --------------               ----
AUSTRIA -- (0.0%)
    Other Securities.................................................                         6,092,849                0.1%
                                                                                         --------------               ----
BELGIUM -- (1.0%)
    Other Securities.................................................                       131,301,630                1.1%
                                                                                         --------------               ----
CANADA -- (7.9%)
#   Bank of Montreal.................................................  1,488,882            111,279,041                0.9%
    Suncor Energy, Inc...............................................  3,317,433            111,282,512                0.9%
    Other Securities.................................................                       766,839,355                6.3%
                                                                                         --------------               ----
TOTAL CANADA.........................................................                       989,400,908                8.1%
                                                                                         --------------               ----
DENMARK -- (1.5%)
    Other Securities.................................................                       186,467,098                1.5%
                                                                                         --------------               ----
FINLAND -- (1.0%)
    Other Securities.................................................                       124,986,171                1.0%
                                                                                         --------------               ----
FRANCE -- (9.9%)
    AXA SA...........................................................  2,859,375             71,560,646                0.6%
    BNP Paribas SA...................................................  2,405,711            125,371,327                1.0%
    Cie de Saint-Gobain..............................................  1,493,206             56,251,213                0.5%
    Orange SA........................................................  5,978,647             93,316,814                0.8%
    Peugeot SA.......................................................  3,133,702             74,490,548                0.6%
    Renault SA.......................................................  1,007,824             75,258,162                0.6%
#   Total SA.........................................................  6,786,891            398,223,709                3.3%
    Other Securities.................................................                       335,898,281                2.7%
                                                                                         --------------               ----
TOTAL FRANCE.........................................................                     1,230,370,700               10.1%
                                                                                         --------------               ----
GERMANY -- (6.7%)
    Bayerische Motoren Werke AG......................................  1,225,665            105,542,991                0.9%
    Daimler AG.......................................................  3,530,733            209,148,616                1.7%
    RWE AG...........................................................  3,190,800             62,074,493                0.5%
    Other Securities.................................................                       454,186,408                3.7%
                                                                                         --------------               ----
TOTAL GERMANY........................................................                       830,952,508                6.8%
                                                                                         --------------               ----
HONG KONG -- (2.8%)
    CK Hutchison Holdings, Ltd.......................................  7,657,984             77,132,126                0.6%
    Sun Hung Kai Properties, Ltd.....................................  4,291,920             55,778,561                0.5%
    Other Securities.................................................                       211,095,023                1.7%
                                                                                         --------------               ----
TOTAL HONG KONG......................................................                       344,005,710                2.8%
                                                                                         --------------               ----
IRELAND -- (0.3%)
    Other Securities.................................................                        35,713,059                0.3%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
ISRAEL -- (0.4%)
    Other Securities.................................................                    $   51,577,567                0.4%
                                                                                         --------------               ----
ITALY -- (1.6%)
    Other Securities.................................................                       204,538,462                1.7%
                                                                                         --------------               ----
JAPAN -- (22.5%)
    Hitachi, Ltd.....................................................  2,689,700             82,224,653                0.7%
    Honda Motor Co., Ltd.............................................  4,590,300            131,032,550                1.1%
    JXTG Holdings, Inc...............................................  9,040,403             61,085,845                0.5%
    Mitsubishi Corp..................................................  2,342,100             65,919,083                0.5%
    Mitsubishi UFJ Financial Group, Inc.............................. 12,360,306             74,810,611                0.6%
    Mizuho Financial Group, Inc...................................... 32,297,600             55,466,701                0.5%
    Nissan Motor Co., Ltd............................................  6,443,700             58,623,219                0.5%
    ORIX Corp........................................................  3,324,900             54,165,926                0.5%
    Sumitomo Mitsui Financial Group, Inc.............................  2,857,600            111,260,915                0.9%
    Toyota Motor Corp................................................  4,650,190            272,412,454                2.2%
    Other Securities.................................................                     1,834,373,717               15.1%
                                                                                         --------------               ----
TOTAL JAPAN..........................................................                     2,801,375,674               23.1%
                                                                                         --------------               ----
NETHERLANDS -- (3.5%)
    ING Groep NV.....................................................  5,655,087             66,905,287                0.6%
    Koninklijke Ahold Delhaize NV....................................  5,195,538            118,928,527                1.0%
#   Koninklijke DSM NV...............................................    679,114             59,292,631                0.5%
    Other Securities.................................................                       194,237,887                1.5%
                                                                                         --------------               ----
TOTAL NETHERLANDS....................................................                       439,364,332                3.6%
                                                                                         --------------               ----
NEW ZEALAND -- (0.2%)
    Other Securities.................................................                        20,194,780                0.2%
                                                                                         --------------               ----
NORWAY -- (0.9%)
    Other Securities.................................................                       109,636,229                0.9%
                                                                                         --------------               ----
PORTUGAL -- (0.0%)
    Other Security...................................................                         4,861,587                0.0%
                                                                                         --------------               ----
SINGAPORE -- (0.9%)
    Other Securities.................................................                       118,142,676                1.0%
                                                                                         --------------               ----
SOUTH AFRICA -- (0.0%)
    Other Securities.................................................                         5,340,658                0.0%
                                                                                         --------------               ----
SPAIN -- (2.3%)
    Banco Santander SA............................................... 37,339,499            177,659,607                1.5%
    Repsol SA........................................................  4,613,186             82,432,298                0.7%
    Other Securities.................................................                        27,627,886                0.2%
                                                                                         --------------               ----
TOTAL SPAIN..........................................................                       287,719,791                2.4%
                                                                                         --------------               ----
SWEDEN -- (2.5%)
    Nordea Bank Abp..................................................  6,227,863             54,125,579                0.5%
    Other Securities.................................................                       255,057,062                2.1%
                                                                                         --------------               ----
TOTAL SWEDEN.........................................................                       309,182,641                2.6%
                                                                                         --------------               ----

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                                                                       PERCENTAGE
                                                           SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ----------- ------------------------------- ---------------
SWITZERLAND -- (7.7%)
      Novartis AG.......................................   2,725,487         $   238,677,155                2.0%
      UBS Group AG......................................   6,119,363              85,531,038                0.7%
      Zurich Insurance Group AG.........................     441,250             136,999,799                1.1%
      Other Securities..................................                         496,279,693                4.1%
                                                                             ---------------              -----
TOTAL SWITZERLAND.......................................                         957,487,685                7.9%
                                                                             ---------------              -----
UNITED KINGDOM -- (15.5%)
#     Anglo American P.L.C..............................   5,896,146             125,843,667                1.0%
      Aviva P.L.C.......................................  11,905,803              65,063,848                0.5%
      BP P.L.C., Sponsored ADR..........................   7,847,784             340,358,392                2.8%
      Glencore P.L.C....................................  21,880,787              89,047,352                0.7%
      HSBC Holdings P.L.C...............................  15,404,835             126,775,678                1.1%
#     HSBC Holdings P.L.C., Sponsored ADR...............   2,714,621             111,543,777                0.9%
      Lloyds Banking Group P.L.C........................ 178,022,807             129,910,115                1.1%
      Royal Dutch Shell P.L.C., Sponsored ADR, Class A..   2,913,977             184,134,183                1.5%
#     Royal Dutch Shell P.L.C., Sponsored ADR, Class B..   3,006,785             197,575,842                1.6%
      Vodafone Group P.L.C..............................  58,351,986             109,733,134                0.9%
      Vodafone Group P.L.C., Sponsored ADR..............   4,011,201              75,932,040                0.6%
      Other Securities..................................                         373,138,261                3.2%
                                                                             ---------------              -----
TOTAL UNITED KINGDOM....................................                       1,929,056,289               15.9%
                                                                             ---------------              -----
UNITED STATES -- (0.3%)
      Other Security....................................                          39,695,031                0.3%
                                                                             ---------------              -----
TOTAL COMMON STOCKS.....................................                      11,839,128,370               97.4%
                                                                             ---------------              -----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
      Volkswagen AG.....................................     689,777             115,884,550                0.9%
      Other Securities..................................                          27,206,644                0.3%
                                                                             ---------------              -----
TOTAL GERMANY...........................................                         143,091,194                1.2%
                                                                             ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security....................................                           1,450,636                0.0%
                                                                             ---------------              -----
TOTAL INVESTMENT SECURITIES.............................                      11,983,670,200
                                                                             ---------------

                                                                                 VALUE+
                                                                     -------------------------------
SECURITIES LENDING COLLATERAL -- (3.9%)
@(S)  DFA Short Term Investment Fund....................  42,184,239             488,071,641                4.0%
                                                                             ---------------              -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $12,252,986,071)................................                     $12,471,741,841              102.6%
                                                                             ===============              =====

As of October 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                                                UNREALIZED
                                                   NUMBER OF EXPIRATION  NOTIONAL    MARKET    APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE      VALUE      VALUE    (DEPRECIATION)
-----------                                        --------- ---------- ---------- ---------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future............................    44      12/21/18  $4,270,354 $3,987,500   $(282,854)

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED


                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                                        --------- ---------- ------------ ------------ --------------
S&P 500(R)/ /Emini Index..........................    714     12/21/18  $103,294,447 $ 96,786,270  $(6,508,177)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $107,564,801 $100,773,770  $(6,791,031)
                                                                        ============ ============  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                             --------------  --------------- ------- ---------------
Common Stocks
   Australia................................................ $    3,012,806  $   678,651,529   --    $   681,664,335
   Austria..................................................             --        6,092,849   --          6,092,849
   Belgium..................................................             --      131,301,630   --        131,301,630
   Canada...................................................    989,400,908               --   --        989,400,908
   Denmark..................................................             --      186,467,098   --        186,467,098
   Finland..................................................             --      124,986,171   --        124,986,171
   France...................................................             --    1,230,370,700   --      1,230,370,700
   Germany..................................................     60,592,679      770,359,829   --        830,952,508
   Hong Kong................................................             --      344,005,710   --        344,005,710
   Ireland..................................................      5,917,554       29,795,505   --         35,713,059
   Israel...................................................             --       51,577,567   --         51,577,567
   Italy....................................................     28,028,937      176,509,525   --        204,538,462
   Japan....................................................     59,798,491    2,741,577,183   --      2,801,375,674
   Netherlands..............................................     33,222,497      406,141,835   --        439,364,332
   New Zealand..............................................             --       20,194,780   --         20,194,780
   Norway...................................................        237,360      109,398,869   --        109,636,229
   Portugal.................................................             --        4,861,587   --          4,861,587
   Singapore................................................             --      118,142,676   --        118,142,676
   South Africa.............................................             --        5,340,658   --          5,340,658
   Spain....................................................        336,655      287,383,136   --        287,719,791
   Sweden...................................................             --      309,182,641   --        309,182,641
   Switzerland..............................................     71,828,555      885,659,130   --        957,487,685
   United Kingdom...........................................  1,009,984,667      919,071,622   --      1,929,056,289
   United States............................................     39,695,031               --   --         39,695,031
Preferred Stocks
   Germany..................................................             --      143,091,194   --        143,091,194
Rights/Warrants
   Spain....................................................             --        1,450,636   --          1,450,636
Securities Lending Collateral...............................             --      488,071,641   --        488,071,641
Futures Contracts**.........................................     (6,791,031)              --   --         (6,791,031)
                                                             --------------  ---------------   --    ---------------
TOTAL....................................................... $2,295,265,109  $10,169,685,701   --    $12,464,950,810
                                                             ==============  ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (94.6%)
COMMUNICATION SERVICES -- (2.9%)
    Other Securities.................................................                    $116,578,489                 3.0%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (17.7%)
    Aoyama Trading Co., Ltd..........................................   324,200             9,808,171                 0.3%
    Autobacs Seven Co., Ltd..........................................   530,000             8,529,901                 0.2%
#   Colowide Co., Ltd................................................   350,600             8,536,631                 0.2%
    Wacoal Holdings Corp.............................................   364,700            10,055,102                 0.3%
    Other Securities.................................................                     676,136,370                17.6%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                     713,066,175                18.6%
                                                                                         ------------                ----
CONSUMER STAPLES -- (7.6%)
    Maruha Nichiro Corp..............................................   274,907             9,952,175                 0.3%
    Megmilk Snow Brand Co., Ltd......................................   358,200             8,379,194                 0.2%
    Nippon Suisan Kaisha, Ltd........................................ 2,140,300            13,671,543                 0.4%
    Sapporo Holdings, Ltd............................................   472,400             8,763,286                 0.2%
    Other Securities.................................................                     262,996,152                 6.8%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                     303,762,350                 7.9%
                                                                                         ------------                ----
ENERGY -- (0.8%)
    Other Securities.................................................                      29,926,156                 0.8%
                                                                                         ------------                ----
FINANCIALS -- (8.2%)
    77 Bank, Ltd. (The)..............................................   496,152            10,248,303                 0.3%
    Daishi Hokuetsu Financial Group, Inc.............................   280,800            10,103,674                 0.3%
    Hokuhoku Financial Group, Inc....................................   837,000            10,369,291                 0.3%
    Jafco Co., Ltd...................................................   233,300             8,989,108                 0.2%
    Other Securities.................................................                     291,759,588                 7.6%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     331,469,964                 8.7%
                                                                                         ------------                ----
HEALTH CARE -- (5.1%)
    Mani, Inc........................................................   182,700             8,395,754                 0.2%
    Miraca Holdings, Inc.............................................   413,600            10,068,684                 0.3%
    Nipro Corp.......................................................   667,500             8,500,090                 0.2%
    Ship Healthcare Holdings, Inc....................................   292,000            10,557,506                 0.3%
#   Toho Holdings Co., Ltd...........................................   367,200             9,619,560                 0.3%
    Other Securities.................................................                     157,559,266                 4.0%
                                                                                         ------------                ----
TOTAL HEALTH CARE....................................................                     204,700,860                 5.3%
                                                                                         ------------                ----
INDUSTRIALS -- (27.2%)
    GS Yuasa Corp....................................................   417,599             8,572,136                 0.2%
    Hanwa Co., Ltd...................................................   255,300             8,360,820                 0.2%
    Hazama Ando Corp................................................. 1,328,800             9,175,851                 0.2%
#   Iwatani Corp.....................................................   264,600             9,346,753                 0.3%
#*  Kawasaki Kisen Kaisha, Ltd.......................................   640,100             8,529,652                 0.2%
    Kokuyo Co., Ltd..................................................   558,125             8,810,923                 0.2%
    Maeda Road Construction Co., Ltd.................................   460,200             8,382,048                 0.2%
*   Mitsui E&S Holdings Co., Ltd.....................................   563,200             9,457,332                 0.3%
    Nichias Corp.....................................................   440,500             9,598,574                 0.3%
    Nikkon Holdings Co., Ltd.........................................   436,100            10,538,138                 0.3%
    Nishimatsu Construction Co., Ltd.................................   392,400             9,147,000                 0.2%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
#     Nishi-Nippon Railroad Co., Ltd....................    407,700         $   10,087,015                 0.3%
      Nisshinbo Holdings, Inc...........................  1,109,780             12,217,161                 0.3%
      OKUMA Corp........................................    178,900              8,932,577                 0.2%
      OSG Corp..........................................    421,100              8,689,012                 0.2%
      Penta-Ocean Construction Co., Ltd.................  2,073,400             12,404,450                 0.3%
      SMS Co., Ltd......................................    490,700              8,230,204                 0.2%
#     Trusco Nakayama Corp..............................    335,300              8,460,218                 0.2%
      Ushio, Inc........................................    787,200              9,497,959                 0.3%
      Other Securities..................................                       916,424,147                24.0%
                                                                            --------------               -----
TOTAL INDUSTRIALS.......................................                     1,094,861,970                28.6%
                                                                            --------------               -----
INFORMATION TECHNOLOGY -- (12.4%)
      Amano Corp........................................    438,200              9,317,651                 0.3%
      Ibiden Co., Ltd...................................    810,078             10,002,971                 0.3%
      NET One Systems Co., Ltd..........................    545,000             11,410,271                 0.3%
      Oki Electric Industry Co., Ltd....................    627,500              8,588,853                 0.2%
      Topcon Corp.......................................    773,000             11,231,567                 0.3%
      Ulvac, Inc........................................    284,500              9,265,412                 0.3%
      Other Securities..................................                       437,303,933                11.3%
                                                                            --------------               -----
TOTAL INFORMATION TECHNOLOGY............................                       497,120,658                13.0%
                                                                            --------------               -----
MATERIALS -- (9.9%)
      ADEKA Corp........................................    624,400              9,250,940                 0.2%
      Dowa Holdings Co., Ltd............................    373,500             10,870,056                 0.3%
      Mitsui Mining & Smelting Co., Ltd.................    433,400             12,279,380                 0.3%
      Nippon Light Metal Holdings Co., Ltd..............  4,216,200              8,890,260                 0.2%
#     Nippon Paper Industries Co., Ltd..................    587,400             10,642,418                 0.3%
#     Sumitomo Osaka Cement Co., Ltd....................    275,499             10,235,593                 0.3%
      Toyobo Co., Ltd...................................    633,400              9,002,787                 0.2%
      Other Securities..................................                       328,680,752                 8.6%
                                                                            --------------               -----
TOTAL MATERIALS.........................................                       399,852,186                10.4%
                                                                            --------------               -----
REAL ESTATE -- (1.7%)
      Other Securities..................................                        68,635,236                 1.8%
                                                                            --------------               -----
UTILITIES -- (1.1%)
*     Hokuriku Electric Power Co........................    935,100              8,711,001                 0.2%
      Other Securities..................................                        33,988,686                 0.9%
                                                                            --------------               -----
TOTAL UTILITIES.........................................                        42,699,687                 1.1%
                                                                            --------------               -----
TOTAL COMMON STOCKS.....................................                     3,802,673,731                99.2%
                                                                            --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Security....................................                            75,349                 0.0%
                                                                            --------------               -----
TOTAL INVESTMENT SECURITIES.............................                     3,802,749,080
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (5.4%)
@(S)  DFA Short Term Investment Fund.................... 18,866,285            218,282,913                 5.7%
                                                                            --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,609,227,762).................................                    $4,021,031,993               104.9%
                                                                            ==============               =====

THE JAPANESE SMALL COMPANY SERIES

CONTINUED


Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
Common Stocks
   Communication Services...................................          -- $  116,578,489   --    $  116,578,489
   Consumer Discretionary................................... $ 6,321,241    706,744,934   --       713,066,175
   Consumer Staples.........................................          --    303,762,350   --       303,762,350
   Energy...................................................          --     29,926,156   --        29,926,156
   Financials...............................................  10,103,674    321,366,290   --       331,469,964
   Health Care..............................................          --    204,700,860   --       204,700,860
   Industrials..............................................          --  1,094,861,970   --     1,094,861,970
   Information Technology...................................     486,572    496,634,086   --       497,120,658
   Materials................................................     507,983    399,344,203   --       399,852,186
   Real Estate..............................................          --     68,635,236   --        68,635,236
   Utilities................................................          --     42,699,687   --        42,699,687
Rights/Warrants
   Financials...............................................          --         75,349   --            75,349
Securities Lending Collateral...............................          --    218,282,913   --       218,282,913
                                                             ----------- --------------   --    --------------
TOTAL....................................................... $17,419,470 $4,003,612,523   --    $4,021,031,993
                                                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (94.4%)
AUSTRALIA -- (52.6%)
    Adelaide Brighton, Ltd...........................................  3,004,912          $ 12,086,193                 0.7%
    ALS, Ltd.........................................................  2,494,939            14,468,701                 0.8%
    Altium, Ltd......................................................    879,028            13,703,502                 0.8%
    Ansell, Ltd......................................................    896,383            14,778,046                 0.9%
    Atlas Arteria, Ltd...............................................  2,965,825            14,366,965                 0.8%
#   Bapcor, Ltd......................................................  1,945,254             9,436,542                 0.6%
    Beach Energy, Ltd................................................ 14,720,311            18,335,566                 1.1%
#   Blackmores, Ltd..................................................    100,980             8,707,549                 0.5%
    carsales.com, Ltd................................................  1,702,940            14,760,322                 0.9%
    Cleanaway Waste Management, Ltd.................................. 13,728,372            17,549,486                 1.0%
    Costa Group Holdings, Ltd........................................  2,167,448             9,391,202                 0.5%
    CSR, Ltd.........................................................  3,957,955             9,928,634                 0.6%
    Downer EDI, Ltd..................................................  4,034,426            19,862,919                 1.2%
    DuluxGroup, Ltd..................................................  3,101,823            16,304,563                 0.9%
    Fairfax Media, Ltd............................................... 19,821,806             9,020,829                 0.5%
    GrainCorp, Ltd., Class A.........................................  1,735,655            10,146,181                 0.6%
    GUD Holdings, Ltd................................................    992,918             8,705,318                 0.5%
#   Independence Group NL............................................  3,149,458             9,040,777                 0.5%
#   IOOF Holdings, Ltd...............................................  2,401,762            11,616,624                 0.7%
#   IRESS, Ltd.......................................................  1,180,608             9,095,282                 0.5%
#   JB Hi-Fi, Ltd....................................................    963,999            15,708,593                 0.9%
    Link Administration Holdings, Ltd................................  2,679,433            14,278,991                 0.8%
#   Metcash, Ltd.....................................................  7,046,948            13,772,950                 0.8%
    Mineral Resources, Ltd...........................................  1,216,344            12,342,112                 0.7%
    nib holdings, Ltd................................................  3,342,132            13,155,941                 0.8%
    Northern Star Resources, Ltd.....................................  3,310,960            20,684,301                 1.2%
    Orora, Ltd.......................................................  8,074,313            19,242,479                 1.1%
    OZ Minerals, Ltd.................................................  2,477,965            15,896,021                 0.9%
    Pendal Group, Ltd................................................  1,659,644             9,596,011                 0.6%
#   Perpetual, Ltd...................................................    374,045             9,200,195                 0.5%
    Premier Investments, Ltd.........................................    778,124             9,071,992                 0.5%
    Regis Resources, Ltd.............................................  3,602,454            10,806,393                 0.6%
*   Saracen Mineral Holdings, Ltd....................................  7,310,283            12,750,641                 0.7%
    Sims Metal Management, Ltd.......................................  1,382,214            11,083,430                 0.6%
    Spark Infrastructure Group....................................... 11,690,859            19,060,125                 1.1%
    St Barbara, Ltd..................................................  4,256,889            12,566,295                 0.7%
    Steadfast Group, Ltd.............................................  5,573,447            11,752,512                 0.7%
    WorleyParsons, Ltd...............................................  1,206,057            12,474,529                 0.7%
    Other Securities.................................................                      463,227,619                26.9%
                                                                                          ------------                ----
TOTAL AUSTRALIA......................................................                      957,976,331                55.4%
                                                                                          ------------                ----
HONG KONG -- (26.1%)
    Dah Sing Financial Holdings, Ltd.................................  1,691,344             9,079,052                 0.5%
    HKBN, Ltd........................................................  6,627,000             9,948,969                 0.6%
    Hopewell Holdings, Ltd...........................................  3,604,500            11,137,195                 0.7%
    IGG, Inc......................................................... 12,806,000            13,575,737                 0.8%
    Luk Fook Holdings International, Ltd.............................  3,976,000            13,119,437                 0.8%
    Vitasoy International Holdings, Ltd..............................  5,049,000            16,095,738                 0.9%
    VTech Holdings, Ltd..............................................  1,282,800            15,070,877                 0.9%
    Other Securities.................................................                      387,552,662                22.3%
                                                                                          ------------                ----
TOTAL HONG KONG......................................................                      475,579,667                27.5%
                                                                                          ------------                ----

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
NEW ZEALAND --  (5.6%)
#     Chorus, Ltd.......................................  2,823,444         $    8,760,943                 0.5%
      Mainfreight, Ltd..................................    511,030              9,485,688                 0.5%
      SKYCITY Entertainment Group, Ltd..................  4,690,050             11,745,722                 0.7%
      Other Securities..................................                        72,378,490                 4.2%
                                                                            --------------               -----
TOTAL NEW ZEALAND.......................................                       102,370,843                 5.9%
                                                                            --------------               -----
SINGAPORE --  (10.1%)
      Singapore Post, Ltd............................... 11,582,300              8,719,649                 0.5%
      Other Securities..................................                       175,063,588                10.1%
                                                                            --------------               -----
TOTAL SINGAPORE.........................................                       183,783,237                10.6%
                                                                            --------------               -----
TOTAL COMMON STOCKS.....................................                     1,719,710,078                99.4%
                                                                            --------------               -----
TOTAL INVESTMENT SECURITIES.............................                     1,719,710,078
                                                                            --------------

                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL --  (5.6%)
@(S)  DFA Short Term Investment Fund....................  8,839,135            102,268,796                 5.9%
                                                                            --------------               -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,916,994,035).................................                    $1,821,978,874               105.3%
                                                                            ==============               =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ------------------------------------------------
                                                              LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ---------- -------------- ------- --------------
Common Stocks
   Australia................................................         -- $  957,976,331     --  $  957,976,331
   Hong Kong................................................ $  536,014    475,043,653     --     475,579,667
   New Zealand..............................................  1,363,964    101,006,879     --     102,370,843
   Singapore................................................    370,655    183,412,582     --     183,783,237
Securities Lending Collateral...............................         --    102,268,796     --     102,268,796
                                                             ---------- -------------- ------  --------------
TOTAL....................................................... $2,270,633 $1,819,708,241     --  $1,821,978,874
                                                             ========== ============== ======  ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                 PERCENTAGE
                                                                                                                   OF NET
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)  ASSETS++
                                                                      ---------- ------------------------------- ----------
COMMON STOCKS -- (98.8%)
COMMUNICATION SERVICES -- (6.5%)
    Auto Trader Group P.L.C..........................................  6,021,823          $ 31,466,198               1.4%
    Cineworld Group P.L.C............................................  6,322,429            23,767,460               1.1%
    Daily Mail & General Trust P.L.C., Class A.......................  1,699,883            15,176,710               0.7%
    Other Securities.................................................                       72,380,139               3.3%
                                                                                          ------------              ----
TOTAL COMMUNICATION SERVICES.........................................                      142,790,507               6.5%
                                                                                          ------------              ----
CONSUMER DISCRETIONARY -- (20.6%)
    B&M European Value Retail SA.....................................  5,329,350            28,358,811               1.3%
    Bellway P.L.C....................................................    839,178            30,779,041               1.4%
    Bovis Homes Group P.L.C..........................................  1,135,408            14,033,598               0.6%
    Greene King P.L.C................................................  2,728,082            16,789,690               0.8%
    Inchcape P.L.C...................................................  2,896,356            20,004,211               0.9%
    Merlin Entertainments P.L.C......................................  4,338,517            17,917,207               0.8%
*   Ocado Group P.L.C................................................  2,765,277            30,182,185               1.4%
    SSP Group P.L.C..................................................  2,882,681            24,577,258               1.1%
    WH Smith P.L.C...................................................    697,855            17,346,819               0.8%
    William Hill P.L.C...............................................  5,838,359            15,694,600               0.7%
    Other Securities.................................................                      237,856,061              10.9%
                                                                                          ------------              ----
TOTAL CONSUMER DISCRETIONARY.........................................                      453,539,481              20.7%
                                                                                          ------------              ----
CONSUMER STAPLES -- (4.7%)
    Britvic P.L.C....................................................  1,623,694            16,392,263               0.7%
    Tate & Lyle P.L.C................................................  3,470,820            29,842,389               1.4%
    Other Securities.................................................                       57,601,564               2.6%
                                                                                          ------------              ----
TOTAL CONSUMER STAPLES...............................................                      103,836,216               4.7%
                                                                                          ------------              ----
ENERGY -- (5.0%)
    John Wood Group P.L.C............................................  2,672,479            24,357,624               1.1%
*   Tullow Oil P.L.C.................................................  9,184,155            26,349,926               1.2%
    Other Securities.................................................                       58,439,497               2.7%
                                                                                          ------------              ----
TOTAL ENERGY.........................................................                      109,147,047               5.0%
                                                                                          ------------              ----
FINANCIALS -- (16.2%)
    Beazley P.L.C....................................................  3,286,678            22,067,924               1.0%
    Close Brothers Group P.L.C.......................................    976,050            18,332,330               0.8%
    CYBG P.L.C.......................................................  6,020,590            20,685,533               0.9%
    Hiscox, Ltd......................................................  1,516,229            31,495,717               1.4%
    IG Group Holdings P.L.C..........................................  2,325,115            17,950,224               0.8%
    Intermediate Capital Group P.L.C.................................  1,852,823            22,503,673               1.0%
    Jardine Lloyd Thompson Group P.L.C...............................    809,362            19,503,096               0.9%
    Man Group P.L.C.................................................. 10,998,653            21,822,503               1.0%
    NEX Group P.L.C..................................................  1,743,102            25,279,326               1.2%
    Phoenix Group Holdings...........................................  3,125,763            24,025,049               1.1%
    Other Securities.................................................                      132,703,616               6.2%
                                                                                          ------------              ----
TOTAL FINANCIALS.....................................................                      356,368,991              16.3%
                                                                                          ------------              ----
HEALTH CARE -- (3.1%)
*   BTG P.L.C........................................................  2,027,017            14,278,983               0.7%
    Hikma Pharmaceuticals P.L.C......................................    709,610            17,211,561               0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities.................................................                    $   37,660,114                1.7%
                                                                                         --------------               ----
TOTAL HEALTH CARE....................................................                        69,150,658                3.2%
                                                                                         --------------               ----
INDUSTRIALS -- (26.1%)
    Aggreko P.L.C....................................................  1,503,944             16,482,453                0.8%
    Babcock International Group P.L.C................................  2,386,069             18,607,071                0.9%
    Balfour Beatty P.L.C.............................................  4,353,036             14,624,025                0.7%
    BBA Aviation P.L.C...............................................  7,229,201             22,169,451                1.0%
*   Cobham P.L.C..................................................... 13,770,449             18,902,012                0.9%
    Hays P.L.C....................................................... 10,095,835             21,142,022                1.0%
    HomeServe P.L.C..................................................  1,796,181             21,804,263                1.0%
    Howden Joinery Group P.L.C.......................................  4,514,716             27,032,776                1.2%
    IMI P.L.C........................................................  1,718,223             21,784,421                1.0%
    Meggitt P.L.C....................................................  5,004,804             33,860,533                1.6%
    National Express Group P.L.C.....................................  2,749,825             14,050,708                0.6%
    Pagegroup P.L.C..................................................  2,363,699             15,151,252                0.7%
    Rotork P.L.C.....................................................  5,593,291             21,417,382                1.0%
    Travis Perkins P.L.C.............................................  1,526,689             21,562,494                1.0%
    Other Securities.................................................                       287,347,232               12.9%
                                                                                         --------------               ----
TOTAL INDUSTRIALS....................................................                       575,938,095               26.3%
                                                                                         --------------               ----
INFORMATION TECHNOLOGY -- (5.6%)
    Electrocomponents P.L.C..........................................  3,256,497             25,783,135                1.2%
    Spectris P.L.C...................................................    723,646             19,798,756                0.9%
    Other Securities.................................................                        78,470,162                3.6%
                                                                                         --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       124,052,053                5.7%
                                                                                         --------------               ----
MATERIALS -- (6.2%)
    RPC Group P.L.C..................................................  2,589,442             25,239,745                1.2%
    Victrex P.L.C....................................................    634,126             21,450,080                1.0%
    Other Securities.................................................                        89,277,442                4.0%
                                                                                         --------------               ----
TOTAL MATERIALS......................................................                       135,967,267                6.2%
                                                                                         --------------               ----
REAL ESTATE -- (2.7%)
    Capital & Counties Properties P.L.C..............................  4,642,681             14,813,146                0.7%
    Other Securities.................................................                        45,199,144                2.0%
                                                                                         --------------               ----
TOTAL REAL ESTATE....................................................                        60,012,290                2.7%
                                                                                         --------------               ----
UTILITIES -- (2.1%)
    Drax Group P.L.C.................................................  2,899,857             14,853,691                0.7%
    Pennon Group P.L.C...............................................  2,715,100             25,865,566                1.2%
    Other Securities.................................................                         6,685,437                0.3%
                                                                                         --------------               ----
TOTAL UTILITIES......................................................                        47,404,694                2.2%
                                                                                         --------------               ----
TOTAL COMMON STOCKS..................................................                     2,178,207,299               99.5%
                                                                                         --------------               ----
PREFERRED STOCKS -- (0.0%)
CONSUMER STAPLES -- (0.0%)
    Other Security...................................................                            39,022                0.0%
                                                                                         --------------               ----
TOTAL INVESTMENT SECURITIES..........................................                     2,178,246,321
                                                                                         --------------

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                                                                   PERCENTAGE
                                                                         SHARES       VALUE+     OF NET ASSETS++
                                                                        --------- -------------- ---------------
SECURITIES LENDING COLLATERAL --  (1.2%)
@(S)  DFA Short Term Investment Fund................................... 2,207,404 $   25,539,665        1.2%
                                                                                  --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,157,526,564)................................................           $2,203,785,986      100.7%
                                                                                  ==============      =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             ---------------------------------------------
                                                             LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                                             ------- -------------- ------- --------------
Common Stocks
   Communication Services...................................   --    $  142,790,507   --    $  142,790,507
   Consumer Discretionary...................................   --       453,539,481   --       453,539,481
   Consumer Staples.........................................   --       103,836,216   --       103,836,216
   Energy...................................................   --       109,147,047   --       109,147,047
   Financials...............................................   --       356,368,991   --       356,368,991
   Health Care..............................................   --        69,150,658   --        69,150,658
   Industrials..............................................   --       575,938,095   --       575,938,095
   Information Technology...................................   --       124,052,053   --       124,052,053
   Materials................................................   --       135,967,267   --       135,967,267
   Real Estate..............................................   --        60,012,290   --        60,012,290
   Utilities................................................   --        47,404,694   --        47,404,694
Preferred Stocks
   Consumer Staples.........................................   --            39,022   --            39,022
Securities Lending Collateral...............................   --        25,539,665   --        25,539,665
                                                               --    --------------   --    --------------
TOTAL.......................................................   --    $2,203,785,986   --    $2,203,785,986
                                                               ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (89.5%)
AUSTRIA -- (2.8%)
    ANDRITZ AG.......................................................   447,429          $ 23,181,306                 0.4%
    Other Securities.................................................                     146,265,159                 2.7%
                                                                                         ------------                ----
TOTAL AUSTRIA........................................................                     169,446,465                 3.1%
                                                                                         ------------                ----
BELGIUM -- (3.6%)
    Ackermans & van Haaren NV........................................   156,548            24,646,516                 0.5%
*   Galapagos NV.....................................................   220,186            22,621,528                 0.4%
    Umicore SA.......................................................   425,457            20,027,502                 0.4%
    Other Securities.................................................                     148,933,329                 2.7%
                                                                                         ------------                ----
TOTAL BELGIUM........................................................                     216,228,875                 4.0%
                                                                                         ------------                ----
DENMARK -- (5.4%)
    Ambu A.S., Class B............................................... 1,079,783            22,493,703                 0.4%
    GN Store Nord A.S................................................   935,887            39,699,067                 0.7%
    ISS A.S..........................................................   582,591            19,132,966                 0.4%
    Jyske Bank A.S...................................................   491,188            20,055,672                 0.4%
    Royal Unibrew A.S................................................   364,385            25,857,570                 0.5%
    SimCorp A.S......................................................   284,735            21,923,197                 0.4%
    Topdanmark A.S...................................................   491,266            23,351,623                 0.4%
    Other Securities.................................................                     150,298,788                 2.8%
                                                                                         ------------                ----
TOTAL DENMARK........................................................                     322,812,586                 6.0%
                                                                                         ------------                ----
FINLAND -- (6.2%)
    Amer Sports Oyj..................................................   843,708            31,362,132                 0.6%
    Elisa Oyj........................................................   520,670            20,715,389                 0.4%
#   Huhtamaki Oyj....................................................   703,421            19,722,121                 0.4%
    Kesko Oyj, Class B...............................................   514,318            30,037,493                 0.6%
    Metso Oyj........................................................   776,014            24,500,237                 0.5%
    Nokian Renkaat Oyj...............................................   840,330            26,729,512                 0.5%
    Orion Oyj, Class B...............................................   609,509            20,966,688                 0.4%
    Valmet Oyj.......................................................   919,512            20,936,249                 0.4%
    Other Securities.................................................                     174,883,331                 3.0%
                                                                                         ------------                ----
TOTAL FINLAND........................................................                     369,853,152                 6.8%
                                                                                         ------------                ----
FRANCE -- (11.3%)
    Edenred..........................................................   734,903            27,877,180                 0.5%
    Euronext NV......................................................   334,230            20,565,988                 0.4%
    Eutelsat Communications SA....................................... 1,153,248            23,358,563                 0.4%
    Ingenico Group SA................................................   412,072            29,164,382                 0.5%
    Lagardere SCA....................................................   778,374            21,276,640                 0.4%
    Rexel SA......................................................... 2,158,941            27,520,701                 0.5%
    Rubis SCA........................................................   600,204            30,966,985                 0.6%
    Teleperformance..................................................   144,931            23,868,988                 0.5%
    Other Securities.................................................                     468,134,707                 8.6%
                                                                                         ------------                ----
TOTAL FRANCE.........................................................                     672,734,134                12.4%
                                                                                         ------------                ----
GERMANY -- (14.4%)
    Freenet AG.......................................................   921,900            20,736,172                 0.4%
    Hugo Boss AG.....................................................   456,778            32,642,934                 0.6%
#   K+S AG........................................................... 1,437,309            26,765,532                 0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
GERMANY -- (Continued)
    Lanxess AG.......................................................   427,092          $ 26,436,018                 0.5%
    LEG Immobilien AG................................................   324,194            35,437,322                 0.7%
    Nemetschek SE....................................................   144,235            18,960,783                 0.4%
    Rheinmetall AG...................................................   298,579            25,840,127                 0.5%
    TAG Immobilien AG................................................   934,395            21,315,539                 0.4%
    Other Securities.................................................                     653,862,145                11.9%
                                                                                         ------------                ----
TOTAL GERMANY........................................................                     861,996,572                15.9%
                                                                                         ------------                ----
IRELAND -- (1.0%)
    Kingspan Group P.L.C.............................................   438,083            19,033,686                 0.4%
    Other Securities.................................................                      41,773,237                 0.7%
                                                                                         ------------                ----
TOTAL IRELAND........................................................                      60,806,923                 1.1%
                                                                                         ------------                ----
ISRAEL -- (2.6%)
    Other Securities.................................................                     156,740,580                 2.9%
                                                                                         ------------                ----
ITALY -- (8.9%)
*   Saipem SpA....................................................... 4,217,382            23,063,725                 0.4%
#   Unione di Banche Italiane SpA.................................... 7,724,232            23,575,581                 0.4%
    Other Securities.................................................                     488,065,418                 9.1%
                                                                                         ------------                ----
TOTAL ITALY..........................................................                     534,704,724                 9.9%
                                                                                         ------------                ----
NETHERLANDS -- (6.0%)
    Aalberts Industries NV...........................................   704,568            25,828,121                 0.5%
#   Boskalis Westminster.............................................   654,419            18,816,387                 0.4%
    IMCD NV..........................................................   298,658            20,252,701                 0.4%
    Koninklijke Vopak NV.............................................   443,568            20,059,502                 0.4%
    SBM Offshore NV.................................................. 1,292,245            22,265,899                 0.4%
    Other Securities.................................................                     251,402,301                 4.5%
                                                                                         ------------                ----
TOTAL NETHERLANDS....................................................                     358,624,911                 6.6%
                                                                                         ------------                ----
NORWAY -- (2.4%)
    Other Securities.................................................                     143,504,930                 2.6%
                                                                                         ------------                ----
PORTUGAL -- (1.1%)
    Other Securities.................................................                      66,870,212                 1.2%
                                                                                         ------------                ----
SPAIN -- (5.8%)
    Cellnex Telecom SA............................................... 1,049,614            26,110,496                 0.5%
    Enagas SA........................................................ 1,198,599            31,779,001                 0.6%
    Other Securities.................................................                     285,664,491                 5.2%
                                                                                         ------------                ----
TOTAL SPAIN..........................................................                     343,553,988                 6.3%
                                                                                         ------------                ----
SWEDEN -- (7.2%)
    Other Securities.................................................                     427,579,156                 7.9%
                                                                                         ------------                ----
SWITZERLAND -- (10.7%)
    Georg Fischer AG.................................................    28,198            26,233,883                 0.5%
    Helvetia Holding AG..............................................    49,892            30,560,119                 0.6%
    PSP Swiss Property AG............................................   288,164            27,804,076                 0.5%
    Sunrise Communications Group AG..................................   247,924            21,822,731                 0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED


                                                                                                      PERCENTAGE
                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                         ---------- ------------------------------- ---------------
SWITZERLAND -- (Continued)
      Other Securities..................................                    $  534,676,680                 9.8%
                                                                            --------------               -----
TOTAL SWITZERLAND.......................................                       641,097,489                11.8%
                                                                            --------------               -----
UNITED KINGDOM -- (0.1%)
      Other Security....................................                         3,245,372                 0.1%
                                                                            --------------               -----
TOTAL COMMON STOCKS.....................................                     5,349,800,069                98.6%
                                                                            --------------               -----
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
      Other Securities..................................                        36,737,960                 0.7%
                                                                            --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..................................                           529,911                 0.0%
                                                                            --------------               -----
TOTAL INVESTMENT SECURITIES.............................                     5,387,067,940
                                                                            --------------

                                                                                VALUE+
                                                                    -------------------------------
SECURITIES LENDING COLLATERAL -- (9.9%)
@(S)  DFA Short Term Investment Fund.................... 50,963,280            589,645,153                10.9%
                                                                            --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,396,620,915).................................                    $5,976,713,093               110.2%
                                                                            ==============               =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                     LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                   ----------- ------------ ------- ------------
Common Stocks
   Austria........................................          -- $169,446,465   --    $169,446,465
   Belgium........................................ $ 9,566,655  206,662,220   --     216,228,875
   Denmark........................................          --  322,812,586   --     322,812,586
   Finland........................................          --  369,853,152   --     369,853,152
   France.........................................          --  672,734,134   --     672,734,134
   Germany........................................          --  861,996,572   --     861,996,572
   Ireland........................................          --   60,806,923   --      60,806,923
   Israel.........................................     886,593  155,853,987   --     156,740,580
   Italy..........................................          --  534,704,724   --     534,704,724
   Netherlands....................................  13,210,242  345,414,669   --     358,624,911
   Norway.........................................          --  143,504,930   --     143,504,930
   Portugal.......................................          --   66,870,212   --      66,870,212
   Spain..........................................          --  343,553,988   --     343,553,988
   Sweden.........................................     961,312  426,617,844   --     427,579,156
   Switzerland....................................          --  641,097,489   --     641,097,489
   United Kingdom.................................          --    3,245,372   --       3,245,372
Preferred Stocks
   Germany........................................          --   36,737,960   --      36,737,960
Rights/Warrants
Norway............................................          --       61,026   --          61,026
Spain.............................................          --      410,150   --         410,150

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             -------------------------------------------------
                                                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                             ----------- -------------- ------- --------------
   Sweden...................................................          -- $       58,735   --    $       58,735
Securities Lending Collateral...............................          --    589,645,153   --       589,645,153
                                                             ----------- --------------   --    --------------
TOTAL....................................................... $24,624,802 $5,952,088,291   --    $5,976,713,093
                                                             =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
COMMON STOCKS -- (88.1%)
COMMUNICATION SERVICES -- (2.1%)
#   Cineplex, Inc....................................................   389,686          $ 10,742,303                 0.9%
    Other Securities.................................................                      16,600,688                 1.5%
                                                                                         ------------                ----
TOTAL COMMUNICATION SERVICES.........................................                      27,342,991                 2.4%
                                                                                         ------------                ----
CONSUMER DISCRETIONARY -- (5.2%)
*   Great Canadian Gaming Corp.......................................   395,819            12,748,472                 1.1%
    Linamar Corp.....................................................   293,286            12,144,039                 1.1%
    Other Securities.................................................                      43,111,848                 3.7%
                                                                                         ------------                ----
TOTAL CONSUMER DISCRETIONARY.........................................                      68,004,359                 5.9%
                                                                                         ------------                ----
CONSUMER STAPLES -- (4.7%)
    Cott Corp........................................................   886,570            13,347,881                 1.2%
    Maple Leaf Foods, Inc............................................   418,116             9,509,205                 0.8%
    North West Co., Inc. (The).......................................   377,836             8,237,224                 0.7%
    Premium Brands Holdings Corp.....................................   175,712            11,816,463                 1.0%
    Other Securities.................................................                      18,457,764                 1.6%
                                                                                         ------------                ----
TOTAL CONSUMER STAPLES...............................................                      61,368,537                 5.3%
                                                                                         ------------                ----
ENERGY -- (19.4%)
#*  Baytex Energy Corp............................................... 3,627,429             7,412,194                 0.7%
    Enerplus Corp.................................................... 1,620,219            15,076,670                 1.3%
    Gibson Energy, Inc...............................................   526,901             8,341,082                 0.7%
*   Gran Tierra Energy, Inc.......................................... 2,881,425             8,820,800                 0.8%
#*  MEG Energy Corp.................................................. 1,549,736            12,396,004                 1.1%
*   Parex Resources, Inc............................................. 1,004,921            14,633,549                 1.3%
#   Parkland Fuel Corp...............................................   549,825            18,464,631                 1.6%
#   Peyto Exploration & Development Corp............................. 1,016,614             8,293,847                 0.7%
#   Secure Energy Services, Inc...................................... 1,113,316             7,256,068                 0.6%
    ShawCor, Ltd.....................................................   417,375             7,571,055                 0.7%
    Whitecap Resources, Inc.......................................... 2,879,377            14,085,752                 1.2%
    Other Securities.................................................                     129,525,760                11.3%
                                                                                         ------------                ----
TOTAL ENERGY.........................................................                     251,877,412                22.0%
                                                                                         ------------                ----
FINANCIALS -- (8.3%)
#   Canadian Western Bank............................................   625,580            14,550,693                 1.3%
#   Element Fleet Management Corp.................................... 2,029,664            11,948,723                 1.0%
#   Genworth MI Canada, Inc..........................................   313,480            10,289,392                 0.9%
#   Laurentian Bank of Canada........................................   300,158             9,475,914                 0.8%
    TMX Group, Ltd...................................................   180,578            11,356,339                 1.0%
    Other Securities.................................................                      49,652,960                 4.4%
                                                                                         ------------                ----
TOTAL FINANCIALS.....................................................                     107,274,021                 9.4%
                                                                                         ------------                ----
HEALTH CARE -- (1.2%)
    Other Securities.................................................                      16,062,725                 1.4%
                                                                                         ------------                ----
INDUSTRIALS -- (10.9%)
*   ATS Automation Tooling Systems, Inc..............................   529,030             7,780,030                 0.7%
#   NFI Group, Inc...................................................   371,520            12,533,103                 1.1%
    Russel Metals, Inc...............................................   424,396             7,846,708                 0.7%
    Stantec, Inc.....................................................   606,624            15,787,108                 1.4%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED


                                                                                                                  PERCENTAGE
                                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      --------- ------------------------------- ---------------
INDUSTRIALS -- (Continued)
    TFI International, Inc...........................................   570,089         $   18,971,931                1.6%
    Transcontinental, Inc., Class A..................................   507,476              8,353,530                0.7%
    Other Securities.................................................                       69,472,105                6.1%
                                                                                        --------------               ----
TOTAL INDUSTRIALS....................................................                      140,744,515               12.3%
                                                                                        --------------               ----
INFORMATION TECHNOLOGY -- (4.2%)
*   Celestica, Inc...................................................   768,923              7,978,646                0.7%
*   Descartes Systems Group, Inc. (The)..............................   434,588             13,297,280                1.2%
*   Kinaxis, Inc.....................................................   160,274             10,820,884                1.0%
    Other Securities.................................................                       22,548,216                1.9%
                                                                                        --------------               ----
TOTAL INFORMATION TECHNOLOGY.........................................                       54,645,026                4.8%
                                                                                        --------------               ----
MATERIALS -- (22.7%)
    Alamos Gold, Inc., Class A....................................... 2,679,504             10,706,209                0.9%
*   B2Gold Corp...................................................... 6,592,719             16,275,845                1.4%
*   Detour Gold Corp................................................. 1,130,078              8,335,339                0.7%
#*  Endeavour Mining Corp............................................   476,720              7,311,307                0.6%
*   IAMGOLD Corp..................................................... 3,238,297             11,118,616                1.0%
#   Labrador Iron Ore Royalty Corp...................................   423,456              9,199,621                0.8%
    Nevsun Resources, Ltd............................................ 2,058,709              9,148,428                0.8%
#   OceanaGold Corp.................................................. 3,947,774             11,365,463                1.0%
    Pan American Silver Corp......................................... 1,053,915             15,523,120                1.4%
*   SSR Mining, Inc..................................................   826,105              8,095,070                0.7%
#   Stella-Jones, Inc................................................   323,806             10,370,057                0.9%
    Yamana Gold, Inc................................................. 6,738,268             15,304,357                1.3%
    Other Securities.................................................                      161,282,726               14.1%
                                                                                        --------------               ----
TOTAL MATERIALS......................................................                      294,036,158               25.6%
                                                                                        --------------               ----
REAL ESTATE -- (3.9%)
    Colliers International Group, Inc................................   222,402             15,103,300                1.3%
    FirstService Corp................................................   193,886             14,224,247                1.2%
    Other Securities.................................................                       21,539,052                1.9%
                                                                                        --------------               ----
TOTAL REAL ESTATE....................................................                       50,866,599                4.4%
                                                                                        --------------               ----
UTILITIES -- (5.5%)
    Capital Power Corp...............................................   692,120             14,363,416                1.3%
    Northland Power, Inc.............................................   694,905             10,689,222                0.9%
    Superior Plus Corp............................................... 1,140,753             10,251,136                0.9%
    TransAlta Corp................................................... 1,877,409              9,911,499                0.9%
    Other Securities.................................................                       26,654,004                2.3%
                                                                                        --------------               ----
TOTAL UTILITIES......................................................                       71,869,277                6.3%
                                                                                        --------------               ----
TOTAL COMMON STOCKS..................................................                    1,144,091,620               99.8%
                                                                                        --------------               ----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................................                            2,498                0.0%
                                                                                        --------------               ----
TOTAL INVESTMENT SECURITIES..........................................                    1,144,094,118
                                                                                        --------------

THE CANADIAN SMALL COMPANY SERIES

CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS++
                                                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (11.9%)
@(S)  DFA Short Term Investment Fund................................... 13,314,106 $  154,044,207       13.4%
                                                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,577,242,207)................................................            $1,298,138,325      113.2%
                                                                                   ==============      =====

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------
                                                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                             -------------- ------------ ------- --------------
Common Stocks
   Communication Services................................... $   27,342,991           --     --  $   27,342,991
   Consumer Discretionary...................................     67,997,479 $      6,880     --      68,004,359
   Consumer Staples.........................................     61,368,537           --     --      61,368,537
   Energy...................................................    251,877,403            9     --     251,877,412
   Financials...............................................    107,274,021           --     --     107,274,021
   Health Care..............................................     16,062,725           --     --      16,062,725
   Industrials..............................................    140,744,515           --     --     140,744,515
   Information Technology...................................     54,645,026           --     --      54,645,026
   Materials................................................    294,035,468          690     --     294,036,158
   Real Estate..............................................     50,866,599           --     --      50,866,599
   Utilities................................................     71,869,277           --     --      71,869,277
Rights/Warrants
   Energy...................................................             --        2,498     --           2,498
Securities Lending Collateral...............................             --  154,044,207     --     154,044,207
                                                             -------------- ------------ ------  --------------
TOTAL....................................................... $1,144,084,041 $154,054,284     --  $1,298,138,325
                                                             ============== ============ ======  ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                               PERCENTAGE
                                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                  ---------- ------------------------------- ---------------
COMMON STOCKS -- (95.4%)
BRAZIL -- (6.4%)
     Ambev SA, ADR...............................................  5,984,451          $ 25,912,673                 0.5%
     Petroleo Brasileiro SA......................................  2,706,971            22,054,376                 0.4%
     Petroleo Brasileiro SA, Sponsored ADR.......................  1,299,604            19,260,131                 0.4%
     Vale SA.....................................................  3,260,013            49,677,633                 0.9%
     Vale SA, Sponsored ADR......................................  1,665,739            25,152,651                 0.5%
     Other Securities............................................                      214,228,664                 3.8%
                                                                                      ------------                ----
TOTAL BRAZIL.....................................................                      356,286,128                 6.5%
                                                                                      ------------                ----
CHILE -- (1.3%)
     Other Securities............................................                       72,439,006                 1.3%
                                                                                      ------------                ----
CHINA -- (16.5%)
  *  Alibaba Group Holding, Ltd., Sponsored ADR..................    527,081            74,993,085                 1.4%
  *  Baidu, Inc., Sponsored ADR..................................    106,675            20,274,650                 0.4%
     China Construction Bank Corp., Class H...................... 41,584,590            32,999,317                 0.6%
     China Mobile, Ltd., Sponsored ADR...........................    902,501            42,011,422                 0.8%
     CNOOC, Ltd., Sponsored ADR..................................    104,426            17,674,100                 0.3%
     Industrial & Commercial Bank of China, Ltd., Class H........ 43,840,185            29,744,363                 0.5%
     Ping An Insurance Group Co. of China, Ltd., Class H.........  3,690,000            34,885,363                 0.6%
     Tencent Holdings, Ltd.......................................  3,704,000           126,896,300                 2.3%
     Other Securities............................................                      531,044,601                 9.7%
                                                                                      ------------                ----
TOTAL CHINA......................................................                      910,523,201                16.6%
                                                                                      ------------                ----
COLOMBIA -- (0.4%)
     Other Securities............................................                       24,550,668                 0.5%
                                                                                      ------------                ----
CZECH REPUBLIC -- (0.2%)
     Other Securities............................................                       10,527,316                 0.2%
                                                                                      ------------                ----
EGYPT -- (0.1%)
     Other Securities............................................                        6,642,640                 0.1%
                                                                                      ------------                ----
GREECE -- (0.3%)
     Other Securities............................................                       13,595,686                 0.3%
                                                                                      ------------                ----
HUNGARY -- (0.5%)
     Other Securities............................................                       25,919,646                 0.5%
                                                                                      ------------                ----
INDIA -- (12.5%)
     HDFC Bank, Ltd..............................................  1,383,984            35,827,777                 0.7%
     Hindustan Unilever, Ltd.....................................    992,915            21,735,775                 0.4%
     Housing Development Finance Corp., Ltd......................  1,388,536            33,180,190                 0.6%
     Infosys, Ltd................................................  3,610,458            33,342,563                 0.6%
     Infosys, Ltd., Sponsored ADR................................  1,695,776            16,058,999                 0.3%
     ITC, Ltd....................................................  4,651,620            17,551,954                 0.3%
     Reliance Industries, Ltd....................................  3,145,620            45,029,598                 0.8%
     Tata Consultancy Services, Ltd..............................  1,381,009            36,137,448                 0.7%
     Other Securities............................................                      451,573,426                 8.2%
                                                                                      ------------                ----
TOTAL INDIA......................................................                      690,437,730                12.6%
                                                                                      ------------                ----

THE EMERGING MARKETS SERIES

CONTINUED


                                                                                                                    PERCENTAGE
                                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                       ---------- ------------------------------- ---------------
INDONESIA -- (2.5%)
          Other Securities............................................                     $139,829,513                 2.6%
                                                                                           ------------                ----
MALAYSIA -- (3.2%)
          Public Bank Bhd.............................................  3,656,014            21,506,227                 0.4%
          Other Securities............................................                      153,972,522                 2.8%
                                                                                           ------------                ----
TOTAL MALAYSIA........................................................                      175,478,749                 3.2%
                                                                                           ------------                ----
MEXICO -- (3.7%)
  #       America Movil S.A.B. de C.V................................. 48,207,854            34,862,633                 0.6%
          Wal-Mart de Mexico S.A.B. de C.V............................  7,198,435            18,406,051                 0.3%
          Other Securities............................................                      151,500,631                 2.8%
                                                                                           ------------                ----
TOTAL MEXICO..........................................................                      204,769,315                 3.7%
                                                                                           ------------                ----
PERU -- (0.3%)
          Other Securities............................................                       18,255,413                 0.3%
                                                                                           ------------                ----
PHILIPPINES -- (1.4%)
          Other Securities............................................                       75,206,261                 1.4%
                                                                                           ------------                ----
POLAND -- (1.6%)
          Other Securities............................................                       88,729,398                 1.6%
                                                                                           ------------                ----
RUSSIA -- (1.8%)
          Sberbank of Russia PJSC, Sponsored ADR......................  1,818,206            21,393,792                 0.4%
          Other Securities............................................                       78,634,155                 1.4%
                                                                                           ------------                ----
TOTAL RUSSIA..........................................................                      100,027,947                 1.8%
                                                                                           ------------                ----
SOUTH AFRICA -- (7.0%)
          Absa Group, Ltd.............................................  2,001,955            20,228,326                 0.4%
          FirstRand, Ltd..............................................  4,821,116            21,057,002                 0.4%
          MTN Group, Ltd..............................................  3,510,155            20,383,222                 0.4%
          Naspers, Ltd., Class N......................................    314,943            55,241,268                 1.0%
  #       Sasol, Ltd., Sponsored ADR..................................    771,710            25,096,009                 0.5%
          Standard Bank Group, Ltd....................................  2,064,368            22,871,578                 0.4%
          Other Securities............................................                      223,029,259                 4.0%
                                                                                           ------------                ----
TOTAL SOUTH AFRICA....................................................                      387,906,664                 7.1%
                                                                                           ------------                ----
SOUTH KOREA -- (16.2%)
          Hana Financial Group, Inc...................................    480,370            16,181,560                 0.3%
          NAVER Corp..................................................    188,950            19,028,084                 0.4%
          POSCO.......................................................     70,065            16,037,381                 0.3%
          Samsung Electronics Co., Ltd................................  4,912,950           183,920,164                 3.4%
          Samsung Electronics Co., Ltd., GDR..........................     52,509            49,046,747                 0.9%
          SK Hynix, Inc...............................................    821,484            49,474,161                 0.9%
          SK Innovation Co., Ltd......................................     95,381            17,900,149                 0.3%
          Other Securities............................................                      543,278,065                 9.9%
                                                                                           ------------                ----
TOTAL SOUTH KOREA.....................................................                      894,866,311                16.4%
                                                                                           ------------                ----
TAIWAN -- (15.0%)
          Hon Hai Precision Industry Co., Ltd......................... 10,525,322            26,792,716                 0.5%
          Taiwan Semiconductor Manufacturing Co., Ltd................. 23,066,808           173,171,342                 3.2%

THE EMERGING MARKETS SERIES

CONTINUED


                                                                                                                PERCENTAGE
                                                                     SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                   ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR.  1,815,491         $   69,170,207                 1.3%
      Uni-President Enterprises Corp..............................  6,976,033             16,908,873                 0.3%
      Other Securities............................................                       544,094,745                 9.9%
                                                                                      --------------               -----
TOTAL TAIWAN......................................................                       830,137,883                15.2%
                                                                                      --------------               -----
THAILAND -- (3.5%)
      PTT PCL..................................................... 16,434,000             25,283,077                 0.5%
      Other Securities............................................                       167,457,103                 3.0%
                                                                                      --------------               -----
TOTAL THAILAND....................................................                       192,740,180                 3.5%
                                                                                      --------------               -----
TURKEY -- (1.0%)
      Other Securities............................................                        52,541,121                 1.0%
                                                                                      --------------               -----
TOTAL COMMON STOCKS...............................................                     5,271,410,776                96.4%
                                                                                      --------------               -----
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
      Banco Bradesco SA...........................................  1,913,426             17,635,500                 0.3%
      Itau Unibanco Holding SA....................................  4,000,827             52,946,589                 1.0%
      Petroleo Brasileiro SA......................................  2,860,161             21,227,367                 0.4%
      Other Securities............................................                        23,947,297                 0.4%
                                                                                      --------------               -----
TOTAL BRAZIL......................................................                       115,756,753                 2.1%
                                                                                      --------------               -----
CHILE -- (0.0%)
      Other Security..............................................                         1,222,655                 0.0%
                                                                                      --------------               -----
COLOMBIA -- (0.1%)
      Other Securities............................................                         4,687,762                 0.1%
                                                                                      --------------               -----
TOTAL PREFERRED STOCKS............................................                       121,667,170                 2.2%
                                                                                      --------------               -----
RIGHTS/WARRANTS -- (0.0%)
      Other Securities............................................                            64,532                 0.0%
                                                                                      --------------               -----
TOTAL INVESTMENT SECURITIES.......................................                     5,393,142,478
                                                                                      --------------

                                                                                          VALUE+
                                                                              -------------------------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@(S)  DFA Short Term Investment Fund.............................. 11,686,417            135,211,841                 2.5%
                                                                                      --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $4,213,118,395)...........................................                    $5,528,354,319               101.1%
                                                                                      ==============               =====

As of October 31, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                               UNREALIZED
                                NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                     --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).    650     12/21/18  $33,568,522 $31,092,750  $(2,475,772)

THE EMERGING MARKETS SERIES

CONTINUED

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
S&P 500(R) Emini Index..    148     12/21/18  $20,291,986 $20,062,140  $  (229,846)
                                              ----------- -----------  -----------
TOTAL FUTURES CONTRACTS.                      $53,860,508 $51,154,890  $(2,705,618)
                                              =========== ===========  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                               --------------  -------------- -------- --------------
Common Stocks
   Brazil..................... $  356,286,128              --       -- $  356,286,128
   Chile......................     35,231,301  $   37,207,705       --     72,439,006
   China......................    235,305,225     675,217,976       --    910,523,201
   Colombia...................     24,550,668              --       --     24,550,668
   Czech Republic.............             --      10,527,316       --     10,527,316
   Egypt......................        525,244       6,117,396       --      6,642,640
   Greece.....................             --      13,595,686       --     13,595,686
   Hungary....................             --      25,919,646       --     25,919,646
   India......................     31,299,929     659,137,801       --    690,437,730
   Indonesia..................      5,243,380     134,586,133       --    139,829,513
   Malaysia...................             --     175,478,749       --    175,478,749
   Mexico.....................    204,769,315              --       --    204,769,315
   Peru.......................     18,255,413              --       --     18,255,413
   Philippines................      1,930,141      73,276,120       --     75,206,261
   Poland.....................             --      88,729,398       --     88,729,398
   Russia.....................     14,273,976      85,753,971       --    100,027,947
   South Africa...............     49,660,256     338,246,408       --    387,906,664
   South Korea................     20,763,847     874,102,464       --    894,866,311
   Taiwan.....................     79,974,202     750,163,681       --    830,137,883
   Thailand...................    192,740,180              --       --    192,740,180
   Turkey.....................        381,004      52,160,117       --     52,541,121
Preferred Stocks
   Brazil.....................    115,756,753              --       --    115,756,753
   Chile......................             --       1,222,655       --      1,222,655
   Colombia...................      4,687,762              --       --      4,687,762
Rights/Warrants
   Chile......................             --          18,544       --         18,544
   Taiwan.....................             --          38,776       --         38,776
   Thailand...................             --           7,212       --          7,212
Securities Lending Collateral.             --     135,211,841       --    135,211,841
Futures Contracts**...........     (2,705,618)             --       --     (2,705,618)
                               --------------  -------------- -------- --------------
TOTAL......................... $1,388,929,106  $4,136,719,595       -- $5,525,648,701
                               ==============  ============== ======== ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
COMMON STOCKS -- (93.5%)
BRAZIL -- (7.9%)
*   Azul SA, ADR.....................................................    430,431         $   10,493,884                0.2%
*   BR Malls Participacoes SA........................................  8,172,100             27,888,128                0.4%
*   Cia Siderurgica Nacional SA......................................  6,494,464             16,700,798                0.3%
    CVC Brasil Operadora e Agencia de Viagens SA.....................  1,215,787             18,490,809                0.3%
    Cyrela Brazil Realty SA Empreendimentos e........................
    Participacoes....................................................  2,758,267             10,821,093                0.2%
    EDP--Energias do Brasil SA.......................................  3,194,114             12,016,014                0.2%
    Equatorial Energia SA............................................  2,016,858             36,847,017                0.6%
    Estacio Participacoes SA.........................................  3,106,590             19,308,189                0.3%
    Iguatemi Empresa de Shopping Centers SA..........................  1,111,695             11,608,348                0.2%
    MRV Engenharia e Participacoes SA................................  3,320,154             11,276,836                0.2%
    Multiplan Empreendimentos Imobiliarios SA........................  2,312,880             14,294,301                0.2%
    Sul America SA...................................................  2,955,000             19,692,056                0.3%
    Transmissora Alianca de Energia Eletrica SA......................  3,107,826             18,589,334                0.3%
    Other Securities.................................................                       286,782,786                4.5%
                                                                                         --------------               ----
TOTAL BRAZIL.........................................................                       514,809,593                8.2%
                                                                                         --------------               ----
CHILE -- (1.6%)
    Parque Arauco SA.................................................  6,059,389             13,716,248                0.2%
    Other Securities.................................................                        92,547,857                1.5%
                                                                                         --------------               ----
TOTAL CHILE..........................................................                       106,264,105                1.7%
                                                                                         --------------               ----
CHINA -- (16.5%)
    China Communications Services Corp., Ltd., Class H............... 15,302,000             12,400,291                0.2%
    China Conch Venture Holdings, Ltd................................  4,025,000             11,324,671                0.2%
    China Everbright, Ltd............................................  6,106,000             10,827,852                0.2%
    China National Building Material Co., Ltd., Class H.............. 26,576,450             19,107,529                0.3%
    Far East Horizon, Ltd............................................ 10,953,000             10,639,319                0.2%
*   Hanergy Thin Film Power Group, Ltd............................... 17,084,000             10,892,699                0.2%
    Kingdee International Software Group Co., Ltd.................... 15,099,200             12,382,318                0.2%
*   Li Ning Co., Ltd................................................. 11,995,000             11,283,603                0.2%
    Shandong Weigao Group Medical Polymer Co., Ltd.,.................
    Class H.......................................................... 11,976,000             10,727,479                0.2%
    Shenzhen International Holdings, Ltd.............................  7,678,867             14,711,425                0.2%
    SSY Group, Ltd................................................... 13,391,152             11,313,668                0.2%
*   YY, Inc., ADR....................................................    203,682             13,015,280                0.2%
    Other Securities.................................................                       933,123,473               14.7%
                                                                                         --------------               ----
TOTAL CHINA..........................................................                     1,081,749,607               17.2%
                                                                                         --------------               ----
COLOMBIA -- (0.2%)
    Other Securities.................................................                        16,370,836                0.3%
                                                                                         --------------               ----
GREECE -- (0.3%)
    Other Securities.................................................                        22,007,590                0.4%
                                                                                         --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                           917,504                0.0%
                                                                                         --------------               ----
HUNGARY -- (0.1%)
    Other Securities.................................................                         7,822,621                0.1%
                                                                                         --------------               ----

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED



                                                                                                                   PERCENTAGE
                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ---------- ------------------------------- ---------------
INDIA -- (12.0%)
    Page Industries, Ltd.............................................     27,438          $ 10,901,056                 0.2%
    Other Securities.................................................                      772,909,983                12.2%
                                                                                          ------------                ----
TOTAL INDIA..........................................................                      783,811,039                12.4%
                                                                                          ------------                ----
INDONESIA -- (2.6%)
    Indah Kiat Pulp & Paper Corp. Tbk PT............................. 13,436,900            11,260,889                 0.2%
    Other Securities.................................................                      158,368,338                 2.5%
                                                                                          ------------                ----
TOTAL INDONESIA......................................................                      169,629,227                 2.7%
                                                                                          ------------                ----
MALAYSIA -- (3.5%)
    Other Securities.................................................                      226,634,452                 3.6%
                                                                                          ------------                ----
MEXICO -- (2.8%)
#   Alsea S.A.B. de C.V..............................................  5,537,730            14,181,518                 0.2%
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...............  3,198,583            16,752,477                 0.3%
#   Regional S.A.B. de C.V...........................................  2,221,228            10,942,527                 0.2%
    Other Securities.................................................                      140,713,340                 2.2%
                                                                                          ------------                ----
TOTAL MEXICO.........................................................                      182,589,862                 2.9%
                                                                                          ------------                ----
PHILIPPINES -- (1.3%)
    Other Securities.................................................                       84,312,283                 1.3%
                                                                                          ------------                ----
POLAND -- (1.3%)
    Other Securities.................................................                       81,825,294                 1.3%
                                                                                          ------------                ----
RUSSIA -- (0.0%)
    Other Securities.................................................                        2,432,481                 0.0%
                                                                                          ------------                ----
SINGAPORE -- (0.0%)
    Other Security...................................................                          175,795                 0.0%
                                                                                          ------------                ----
SOUTH AFRICA -- (6.9%)
    AVI, Ltd.........................................................  3,570,463            24,210,196                 0.4%
    Barloworld, Ltd..................................................  2,262,370            18,440,236                 0.3%
    Clicks Group, Ltd................................................  2,147,883            27,361,011                 0.4%
    Foschini Group, Ltd. (The).......................................  1,062,168            11,627,790                 0.2%
    JSE, Ltd.........................................................    980,747            10,896,548                 0.2%
    Life Healthcare Group Holdings, Ltd..............................  7,189,440            11,938,445                 0.2%
    Pick n Pay Stores, Ltd...........................................  3,810,851            17,613,370                 0.3%
    SPAR Group, Ltd. (The)...........................................  1,945,273            23,194,874                 0.4%
    Truworths International, Ltd.....................................  3,688,921            20,206,989                 0.3%
    Other Securities.................................................                      283,478,162                 4.4%
                                                                                          ------------                ----
TOTAL SOUTH AFRICA...................................................                      448,967,621                 7.1%
                                                                                          ------------                ----
SOUTH KOREA -- (15.2%)
    Fila Korea, Ltd..................................................    468,339            17,344,691                 0.3%
    Other Securities.................................................                      974,619,002                15.4%
                                                                                          ------------                ----
TOTAL SOUTH KOREA....................................................                      991,963,693                15.7%
                                                                                          ------------                ----
TAIWAN -- (16.1%)
*   Tatung Co., Ltd.................................................. 10,097,015            11,802,706                 0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED



                                                                                                          PERCENTAGE
                                                               SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                             ---------- ------------------------------- ---------------
TAIWAN -- (Continued)
   Other Securities.........................................                    $1,039,901,443                16.5%
                                                                                --------------               -----
TOTAL TAIWAN................................................                     1,051,704,149                16.7%
                                                                                --------------               -----
THAILAND -- (4.1%)
   Other Securities.........................................                       267,420,356                 4.2%
                                                                                --------------               -----
TURKEY -- (1.1%)
   Other Securities.........................................                        74,984,724                 1.2%
                                                                                --------------               -----
TOTAL COMMON STOCKS.........................................                     6,116,392,832                97.0%
                                                                                --------------               -----
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
   Cia Energetica de Minas Gerais...........................  8,549,936             25,340,802                 0.4%
   Other Securities.........................................                        87,154,877                 1.4%
                                                                                --------------               -----
TOTAL BRAZIL................................................                       112,495,679                 1.8%
                                                                                --------------               -----
CHILE -- (0.0%)
   Other Security...........................................                         1,481,062                 0.0%
                                                                                --------------               -----
COLOMBIA -- (0.1%)
   Other Securities.........................................                         2,444,471                 0.0%
                                                                                --------------               -----
TOTAL PREFERRED STOCKS......................................                       116,421,212                 1.8%
                                                                                --------------               -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.........................................                           548,174                 0.0%
                                                                                --------------               -----
TOTAL INVESTMENT SECURITIES.................................                     6,233,362,218
                                                                                --------------

                                                                                    VALUE+
                                                                        -------------------------------
SECURITIES LENDING COLLATERAL -- (4.7%)
@(S) DFA Short Term Investment Fund......................... 26,680,532            308,693,759                 4.9%
                                                                                --------------               -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $7,023,397,243).....................................                    $6,542,055,977               103.7%
                                                                                ==============               =====

As of October 31, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                                             UNREALIZED
                                                             NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION                                                  CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------                                                  --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)..............................    650     12/21/18  $33,568,522 $31,092,750   $(2,475,772)
S&P 500(R) Emini Index......................................    110     12/21/18   15,534,564  14,911,050      (623,514)
                                                                                  ----------- -----------   -----------
TOTAL FUTURES CONTRACTS.....................................                      $49,103,086 $46,003,800   $(3,099,286)
                                                                                  =========== ===========   ===========

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                   LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               --------------  -------------- ------- --------------
Common Stocks
   Brazil..................... $  514,809,593              --   --    $  514,809,593
   Chile......................        422,552  $  105,841,553   --       106,264,105
   China......................     78,734,496   1,003,015,111   --     1,081,749,607
   Colombia...................     16,370,836              --   --        16,370,836
   Greece.....................             --      22,007,590   --        22,007,590
   Hong Kong..................         35,718         881,786   --           917,504
   Hungary....................             --       7,822,621   --         7,822,621
   India......................        583,029     783,228,010   --       783,811,039
   Indonesia..................        632,019     168,997,208   --       169,629,227
   Malaysia...................             --     226,634,452   --       226,634,452
   Mexico.....................    182,533,339          56,523   --       182,589,862
   Philippines................             --      84,312,283   --        84,312,283
   Poland.....................             --      81,825,294   --        81,825,294
   Russia.....................      2,432,481              --   --         2,432,481
   Singapore..................             --         175,795   --           175,795
   South Africa...............      9,976,614     438,991,007   --       448,967,621
   South Korea................      2,340,766     989,622,927   --       991,963,693
   Taiwan.....................        363,573   1,051,340,576   --     1,051,704,149
   Thailand...................    267,142,443         277,913   --       267,420,356
   Turkey.....................             --      74,984,724   --        74,984,724
Preferred Stocks
   Brazil.....................    112,495,679              --   --       112,495,679
   Chile......................             --       1,481,062   --         1,481,062
   Colombia...................      2,444,471              --   --         2,444,471
Rights/Warrants
   Indonesia..................             --         298,713   --           298,713
   Malaysia...................             --          36,378   --            36,378
   South Korea................             --         163,751   --           163,751
   Taiwan.....................             --          14,664   --            14,664
   Thailand...................             --          34,668   --            34,668
Securities Lending Collateral.             --     308,693,759   --       308,693,759
Futures Contracts**...........     (3,099,286)             --   --        (3,099,286)
                               --------------  --------------   --    --------------
TOTAL......................... $1,188,218,323  $5,350,738,368   --    $6,538,956,691
                               ==============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                               THE U.S.       THE DFA    THE JAPANESE     THE ASIA
                                                               LARGE CAP   INTERNATIONAL SMALL COMPANY  PACIFIC SMALL
                                                             VALUE SERIES* VALUE SERIES*    SERIES*    COMPANY SERIES*
                                                             ------------- ------------- ------------- ---------------
ASSETS:
Investments at Value (including $1,157,676, $493,832,
  $406,977 and $271,854 of securities on loan,
  respectively).............................................  $28,970,122   $11,983,670   $3,802,749     $1,719,710
Temporary Cash Investments at Value & Cost..................      254,326            --           --             --
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $516,703, $488,030, $218,282 and
  $102,268).................................................      516,726       488,072      218,283        102,269
Segregated Cash for Futures Contracts.......................        9,030         4,482           --             --
Foreign Currencies at Value.................................           --        12,447        1,430          2,420
Cash........................................................           --       120,621        4,682            531
Receivables:
   Investment Securities Sold...............................        2,669         9,828        6,042          6,454
   Dividends, Interest and Tax Reclaims.....................       36,806        55,078       23,777            906
   Securities Lending Income................................          114           641        1,325            642
   Futures Margin Variation.................................        1,941           953           --             --
Unrealized Gain on Foreign Currency Contracts...............           --            19           --             --
                                                              -----------   -----------   ----------     ----------
       Total Assets.........................................   29,791,734    12,675,811    4,058,288      1,832,932
                                                              -----------   -----------   ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................      516,732       488,058      218,323        102,262
   Investment Securities Purchased..........................       27,826        31,386        5,218              4
   Due to Advisor...........................................        2,547         2,123          340            152
Unrealized Loss on Foreign Currency Contracts...............           --             5           --             --
Accrued Expenses and Other Liabilities......................        1,834           899          310            143
                                                              -----------   -----------   ----------     ----------
       Total Liabilities....................................      548,939       522,471      224,191        102,561
                                                              -----------   -----------   ----------     ----------
NET ASSETS..................................................  $29,242,795   $12,153,340   $3,834,097     $1,730,371
                                                              ===========   ===========   ==========     ==========
Investments at Cost.........................................  $21,537,117   $11,764,956   $3,390,946     $1,814,726
                                                              ===========   ===========   ==========     ==========
Foreign Currencies at Cost..................................  $        --   $    12,472   $    1,430     $    2,426
                                                              ===========   ===========   ==========     ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                                 THE EMERGING
                                                     THE UNITED    THE CONTINENTAL THE CANADIAN                    MARKETS
                                                    KINGDOM SMALL   SMALL COMPANY  SMALL COMPANY  THE EMERGING    SMALL CAP
                                                   COMPANY SERIES*     SERIES*        SERIES*    MARKETS SERIES*   SERIES*
                                                   --------------- --------------- ------------- --------------- ------------
ASSETS:
Investments at Value (including $23,348,
  $590,451, $201,608, $230,914 and $726,606 of
  securities on loan, respectively)...............   $2,178,246      $5,387,068     $1,144,094     $5,393,142     $6,233,362
Collateral from Securities on Loan Invested in
  Affiliate at Value (including cost of $25,538,
  $589,632, $154,040, $135,201 and $308,689)......       25,540         589,645        154,044        135,212        308,694
Segregated Cash for Futures Contracts.............           --              --             --          2,578          2,350
Foreign Currencies at Value.......................        1,320          13,899            334         27,579         44,519
Cash..............................................        2,899           1,750            954         51,986         22,821
Receivables:
   Investment Securities Sold.....................        2,448          14,104            489             --          2,861
   Dividends, Interest and Tax Reclaims...........        6,330          10,149            711          5,006          6,765
   Securities Lending Income......................           74           1,375            398            406          4,009
   Futures Margin Variation.......................           --              --             --            549            499
Unrealized Gain on Foreign Currency Contracts.....            4              --             --             --              2
                                                     ----------      ----------     ----------     ----------     ----------
       Total Assets...............................    2,216,861       6,017,990      1,301,024      5,616,458      6,625,882
                                                     ----------      ----------     ----------     ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............       25,543         589,693        154,033        135,214        308,662
   Investment Securities Purchased................        2,151           5,175             --         10,731          9,136
   Due to Advisor.................................          191             476            103            472          1,105
Unrealized Loss on Foreign Currency Contracts.....           --               1             --             --              3
Accrued Expenses and Other Liabilities............          151             385             77            392            674
                                                     ----------      ----------     ----------     ----------     ----------
       Total Liabilities..........................       28,036         595,730        154,213        146,809        319,580
                                                     ----------      ----------     ----------     ----------     ----------
NET ASSETS........................................   $2,188,825      $5,422,260     $1,146,811     $5,469,649     $6,306,302
                                                     ==========      ==========     ==========     ==========     ==========
Investments at Cost...............................   $2,131,989      $4,806,989     $1,423,202     $4,077,917     $6,714,708
                                                     ==========      ==========     ==========     ==========     ==========
Foreign Currencies at Cost........................   $    1,320      $   13,953     $      334     $   27,762     $   45,352
                                                     ==========      ==========     ==========     ==========     ==========

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S.       THE DFA    THE JAPANESE  THE ASIA PACIFIC
                                                                  LARGE CAP   INTERNATIONAL SMALL COMPANY  SMALL COMPANY
                                                                VALUE SERIES# VALUE SERIES#    SERIES#        SERIES#
                                                                ------------- ------------- ------------- ----------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $42,705,
     $7,880 and $1,125, respectively)..........................  $   663,709   $   438,823    $  71,123      $  70,986
   Income from Securities Lending..............................        2,537         9,055       14,354          7,628
       Total Investment Income.................................      666,246       447,878       85,477         78,614
EXPENSES
   Investment Management Fees..................................       29,655        26,161        4,234          1,927
   Accounting & Transfer Agent Fees............................        1,220           546          178             84
   Custodian Fees..............................................          308         1,005          628            342
   Shareholders' Reports.......................................           --            --            1              3
   Directors'/Trustees' Fees & Expenses........................          119            54           17              8
   Professional Fees...........................................          393           222           64             29
   Other.......................................................          599           383          125             56
                                                                 -----------   -----------    ---------      ---------
       Total Expenses..........................................       32,294        28,371        5,247          2,449
                                                                 -----------   -----------    ---------      ---------
   Fees Paid Indirectly (Note C)...............................           --          (989)        (148)           (54)
                                                                 -----------   -----------    ---------      ---------
   Net Expenses................................................       32,294        27,382        5,099          2,395
                                                                 -----------   -----------    ---------      ---------
   NET INVESTMENT INCOME (LOSS)................................      633,952       420,496       80,378         76,219
                                                                 -----------   -----------    ---------      ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**............................    1,506,250       410,722      229,342        (55,523)
       Affiliated Investment Companies Shares Sold.............          (48)         (107)        (137)           (60)
       Futures.................................................       32,885        13,338           --           (134)
       Foreign Currency Transactions...........................           --        (5,911)      (2,149)          (898)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..............   (1,356,683)   (1,897,300)    (628,895)      (175,750)
       Affiliated Investment Companies Shares..................          (15)           55           71             42
       Futures.................................................      (21,778)       (9,675)          --             --
       Translation of Foreign Currency Denominated Amounts.....           --          (613)         280             (7)
                                                                 -----------   -----------    ---------      ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).....................      160,611    (1,489,491)    (401,488)      (232,330)
                                                                 -----------   -----------    ---------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................  $   794,563   $(1,068,995)   $(321,110)     $(156,111)
                                                                 ===========   ===========    =========      =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                                THE EMERGING
                                                    THE UNITED    THE CONTINENTAL THE CANADIAN                    MARKETS
                                                   KINGDOM SMALL   SMALL COMPANY  SMALL COMPANY  THE EMERGING    SMALL CAP
                                                  COMPANY SERIES#     SERIES#        SERIES#    MARKETS SERIES#   SERIES#
                                                  --------------- --------------- ------------- --------------- ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $115, $21,531, $3,695, $19,000 and
     $22,195, respectively)......................    $  78,294      $   140,369     $  21,299      $ 152,477    $   169,405
   Income from Securities Lending................        1,135           18,943         5,340          5,675         55,213
                                                     ---------      -----------     ---------      ---------    -----------
       Total Investment Income...................       79,429          159,312        26,639        158,152        224,618
                                                     ---------      -----------     ---------      ---------    -----------
EXPENSES
   Investment Management Fees....................        2,377            6,059         1,201          6,237         14,936
   Accounting & Transfer Agent Fees..............          101              254            49            261            312
   Custodian Fees................................          106              737            73          1,790          2,556
   Shareholders' Reports.........................            2               --             4             --             --
   Directors'/Trustees' Fees & Expenses..........           10               24             4             28             31
   Professional Fees.............................           36              103            18            305            209
   Other.........................................           67              203            32            192            221
                                                     ---------      -----------     ---------      ---------    -----------
          Total Expenses.........................        2,699            7,380         1,381          8,813         18,265
                                                     ---------      -----------     ---------      ---------    -----------
   Fees Paid Indirectly (Note C).................          (75)            (315)          (49)          (554)          (381)
                                                     ---------      -----------     ---------      ---------    -----------
   Net Expenses..................................        2,624            7,065         1,332          8,259         17,884
                                                     ---------      -----------     ---------      ---------    -----------
   NET INVESTMENT INCOME (LOSS)..................       76,805          152,247        25,307        149,893        206,734
                                                     ---------      -----------     ---------      ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**..............       85,120          319,242        27,505         83,224        190,607
       Affiliated Investment Companies
         Shares Sold.............................           (9)            (101)          (19)           (12)             3
       Futures...................................           --              161            --         (2,079)          (241)
       Foreign Currency Transactions.............       (1,153)          (2,498)          120         (1,530)        (5,175)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................     (373,044)      (1,131,028)     (185,376)      (948,414)    (1,594,871)
       Affiliated Investment Companies
         Shares..................................           --               78            (3)             7            (30)
       Futures...................................           --               --            --         (3,369)        (4,231)
       Translation of Foreign Currency
         Denominated Amounts.....................         (181)            (371)            6            (32)           (34)
                                                     ---------      -----------     ---------      ---------    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......     (289,267)        (814,517)     (157,767)      (872,205)    (1,413,972)
                                                     ---------      -----------     ---------      ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................    $(212,462)     $  (662,270)    $(132,460)     $(722,312)   $(1,207,238)
                                                     =========      ===========     =========      =========    ===========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  THE U.S. LARGE CAP VALUE  THE DFA INTERNATIONAL VALUE
                                                                           SERIES                    SERIES
                                                                  ------------------------  --------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017 OCT 31, 2018  OCT 31, 2017
                                                                  ------------ ------------ ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................. $   633,952  $   540,980  $   420,496   $   373,063
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................   1,506,250    1,415,252      410,722       133,582
       Affiliated Investment Companies Shares Sold...............         (48)          (4)        (107)           55
       Futures...................................................      32,885       22,013       13,338        16,570
       Foreign Currency Transactions.............................          --           --       (5,911)       (2,679)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................  (1,356,683)   3,199,777   (1,897,300)    2,126,222
       Affiliated Investment Companies Shares....................         (15)         (95)          55           (73)
       Futures...................................................     (21,778)      11,932       (9,675)        3,736
       Translation of Foreign Currency Denominated Amounts.......          --           --         (613)        1,069
                                                                  -----------  -----------  -----------   -----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................     794,563    5,189,855   (1,068,995)    2,651,545
                                                                  -----------  -----------  -----------   -----------
Transactions in Interest:
   Contributions.................................................   2,333,386    2,626,519    1,051,133       995,812
   Withdrawals...................................................  (1,561,700)  (1,056,396)    (560,948)     (644,747)
                                                                  -----------  -----------  -----------   -----------
       Net Increase (Decrease) from Transactions in Interest.....     771,686    1,570,123      490,185       351,065
                                                                  -----------  -----------  -----------   -----------
       Total Increase (Decrease) in Net Assets...................   1,566,249    6,759,978     (578,810)    3,002,610
NET ASSETS
   Beginning of Year.............................................  27,676,546   20,916,568   12,732,150     9,729,540
                                                                  -----------  -----------  -----------   -----------
   End of Year................................................... $29,242,795  $27,676,546  $12,153,340   $12,732,150
                                                                  ===========  ===========  ===========   ===========

                                                                     THE JAPANESE SMALL
                                                                       COMPANY SERIES
                                                                  ------------------------
                                                                   YEAR ENDED   YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017
                                                                  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..................................  $   80,378   $   65,529
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................     229,342      174,661
       Affiliated Investment Companies Shares Sold...............        (137)          70
       Futures...................................................          --           --
       Foreign Currency Transactions.............................      (2,149)      (2,843)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................    (628,895)     616,328
       Affiliated Investment Companies Shares....................          71         (116)
       Futures...................................................          --           --
       Translation of Foreign Currency Denominated Amounts.......         280          489
                                                                   ----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................    (321,110)     854,118
                                                                   ----------   ----------
Transactions in Interest:
   Contributions.................................................     364,251      195,960
   Withdrawals...................................................    (198,093)    (193,623)
                                                                   ----------   ----------
       Net Increase (Decrease) from Transactions in Interest.....     166,158        2,337
                                                                   ----------   ----------
       Total Increase (Decrease) in Net Assets...................    (154,952)     856,455
NET ASSETS
   Beginning of Year.............................................   3,989,049    3,132,594
                                                                   ----------   ----------
   End of Year...................................................  $3,834,097   $3,989,049
                                                                   ==========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                   THE ASIA PACIFIC SMALL   THE UNITED KINGDOM SMALL
                                                                       COMPANY SERIES            COMPANY SERIES
                                                                  ------------------------  ------------------------
                                                                   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017 OCT 31, 2018 OCT 31, 2017
                                                                  ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)..................................  $   76,219   $   63,045   $   76,805   $   68,684
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................     (55,523)      57,205       85,120       68,209
       Affiliated Investment Companies Shares Sold...............         (60)          63           (9)           2
       Futures...................................................        (134)          --           --           --
       Foreign Currency Transactions.............................        (898)        (697)      (1,153)         330
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................    (175,750)     131,297     (373,044)     383,963
       Affiliated Investment Companies Shares....................          42          (85)          --           (8)
       Translation of Foreign Currency Denominated Amounts.......          (7)          (7)        (181)         206
                                                                   ----------   ----------   ----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................    (156,111)     250,821     (212,462)     521,386
                                                                   ----------   ----------   ----------   ----------
Transactions in Interest:
   Contributions.................................................     199,024      110,964      120,516      158,197
   Withdrawals...................................................    (128,247)    (101,816)     (49,141)     (33,136)
                                                                   ----------   ----------   ----------   ----------
       Net Increase (Decrease) from Transactions in Interest.....      70,777        9,148       71,375      125,061
                                                                   ----------   ----------   ----------   ----------
       Total Increase (Decrease) in Net Assets...................     (85,334)     259,969     (141,087)     646,447
NET ASSETS
   Beginning of Year.............................................   1,815,705    1,555,736    2,329,912    1,683,465
                                                                   ----------   ----------   ----------   ----------
   End of Year...................................................  $1,730,371   $1,815,705   $2,188,825   $2,329,912
                                                                   ==========   ==========   ==========   ==========

                                                                    THE CONTINENTAL SMALL
                                                                       COMPANY SERIES
                                                                  ------------------------
                                                                   YEAR ENDED   YEAR ENDED
                                                                  OCT 31, 2018 OCT 31, 2017
                                                                  ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................. $   152,247   $  114,873
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**............................     319,242      217,209
       Affiliated Investment Companies Shares Sold...............        (101)          32
       Futures...................................................         161           --
       Foreign Currency Transactions.............................      (2,498)         992
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................  (1,131,028)   1,106,864
       Affiliated Investment Companies Shares....................          78         (119)
       Translation of Foreign Currency Denominated Amounts.......        (371)         303
                                                                  -----------   ----------
       Net Increase (Decrease) in Net Assets Resulting from
         Operations..............................................    (662,270)   1,440,154
                                                                  -----------   ----------
Transactions in Interest:
   Contributions.................................................     480,253      303,976
   Withdrawals...................................................    (146,782)    (140,996)
                                                                  -----------   ----------
       Net Increase (Decrease) from Transactions in Interest.....     333,471      162,980
                                                                  -----------   ----------
       Total Increase (Decrease) in Net Assets...................    (328,799)   1,603,134
NET ASSETS
   Beginning of Year.............................................   5,751,059    4,147,925
                                                                  -----------   ----------
   End of Year................................................... $ 5,422,260   $5,751,059
                                                                  ===========   ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                       THE CANADIAN SMALL       THE EMERGING MARKETS
                                                                         COMPANY SERIES                SERIES
                                                                    ------------------------  ------------------------
                                                                     YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                    OCT 31, 2018 OCT 31, 2017 OCT 31, 2018 OCT 31, 2017
                                                                    ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)....................................  $   25,307   $   24,738  $   149,893   $  128,502
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................      27,505      (39,064)      83,224       (7,795)
       Affiliated Investment Companies Shares Sold.................         (19)          21          (12)          (8)
       Futures.....................................................          --           --       (2,079)       8,355
       Foreign Currency Transactions...............................         120          (26)      (1,530)         (35)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................    (185,376)     137,860     (948,414)   1,213,036
       Affiliated Investment Companies Shares......................          (3)         (28)           7          (19)
       Futures.....................................................          --           --       (3,369)         929
       Translation of Foreign Currency Denominated Amounts.........           6           (7)         (32)         (69)
                                                                     ----------   ----------  -----------   ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................    (132,460)     123,494     (722,312)   1,342,896
                                                                     ----------   ----------  -----------   ----------
Transactions in Interest:
   Contributions...................................................     136,490      269,073      667,220      738,457
   Withdrawals.....................................................     (47,441)    (135,609)  (1,198,466)    (355,877)
                                                                     ----------   ----------  -----------   ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................      89,049      133,464     (531,246)     382,580
                                                                     ----------   ----------  -----------   ----------
       Total Increase (Decrease) in Net Assets.....................     (43,411)     256,958   (1,253,558)   1,725,476
NET ASSETS
   Beginning of Year...............................................   1,190,222      933,264    6,723,207    4,997,731
                                                                     ----------   ----------  -----------   ----------
   End of Year.....................................................  $1,146,811   $1,190,222  $ 5,469,649   $6,723,207
                                                                     ==========   ==========  ===========   ==========

                                                                    THE EMERGING MARKETS SMALL
                                                                           CAP SERIES
                                                                    ------------------------
                                                                     YEAR ENDED    YEAR ENDED
                                                                    OCT 31, 2018  OCT 31, 2017
                                                                    ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   206,734    $  176,036
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     190,607       173,946
       Affiliated Investment Companies Shares Sold.................           3            23
       Futures.....................................................        (241)        9,284
       Foreign Currency Transactions...............................      (5,175)           79
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (1,594,871)      923,325
       Affiliated Investment Companies Shares......................         (30)          (73)
       Futures.....................................................      (4,231)          843
       Translation of Foreign Currency Denominated Amounts.........         (34)         (193)
                                                                    -----------    ----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,207,238)    1,283,270
                                                                    -----------    ----------
Transactions in Interest:
   Contributions...................................................     667,652       959,649
   Withdrawals.....................................................    (407,569)     (505,109)
                                                                    -----------    ----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................     260,083       454,540
                                                                    -----------    ----------
       Total Increase (Decrease) in Net Assets.....................    (947,155)    1,737,810
NET ASSETS
   Beginning of Year...............................................   7,253,457     5,515,647
                                                                    -----------    ----------
   End of Year..................................................... $ 6,306,302    $7,253,457
                                                                    ===========    ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE U.S. LARGE CAP VALUE SERIES
                                                   ---------------------------------------------------------------
                                                    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2018 OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014
                                                   ------------ ------------ ------------ ------------ ------------
Total Return......................................        2.95%       24.31%        4.75%        1.32%       15.67%
                                                   -----------  -----------  -----------  -----------  -----------
Net Assets, End of Year (thousands)............... $29,242,795  $27,676,546  $20,916,568  $19,094,057  $18,376,682
Ratio of Expenses to Average Net Assets...........        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net
  Assets..........................................        2.14%        2.19%        2.39%        2.20%        1.90%
Portfolio Turnover Rate...........................          13%          15%          15%          16%          15%
                                                   -----------  -----------  -----------  -----------  -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    THE DFA INTERNATIONAL VALUE SERIES
                                                   ------------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                   OCT 31, 2018  OCT 31, 2017 OCT 31, 2016  OCT 31, 2015  OCT 31, 2014
                                                   ------------  ------------ ------------  ------------  ------------
Total Return......................................       (8.10%)       26.53%       (0.10%)       (5.35%)       (0.72%)
                                                   -----------   -----------   ----------    ----------    ----------
Net Assets, End of Year (thousands)............... $12,153,340   $12,732,150   $9,729,540    $9,227,905    $9,343,666
Ratio of Expenses to Average Net Assets...........        0.22%         0.22%        0.22%         0.22%         0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.22%         0.22%        0.22%         0.22%         0.22%
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.21%         3.33%        3.72%         3.31%         4.50%
Portfolio Turnover Rate...........................          20%           17%          17%           21%           17%
                                                   -----------   -----------   ----------    ----------    ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   THE JAPANESE SMALL COMPANY SERIES
                                                   ----------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015 OCT 31, 2014
                                                   ------------  ------------ ------------ ------------ ------------
Total Return......................................       (7.46%)       27.10%       14.53%        9.04%        2.46%
                                                    ----------    ----------   ----------   ----------   ----------
Net Assets, End of Year (thousands)...............  $3,834,097    $3,989,049   $3,132,594   $2,631,688   $2,505,409
Ratio of Expenses to Average Net Assets...........        0.12%         0.13%        0.13%        0.13%        0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................        0.12%         0.13%        0.13%        0.13%        0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................        1.90%         1.90%        1.99%        1.69%        1.71%
Portfolio Turnover Rate...........................          17%           13%          10%           6%           9%
                                                    ----------    ----------   ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE ASIA PACIFIC SMALL COMPANY SERIES
                                                   -----------------------------------------------------------------
                                                    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                   OCT 31, 2018  OCT 31, 2017 OCT 31, 2016 OCT 31, 2015  OCT 31, 2014
                                                   ------------  ------------ ------------ ------------  ------------
Total Return......................................       (8.14%)       16.21%       16.69%      (11.83%)       (3.46%)
                                                    ----------    ----------   ----------   ----------    ----------
Net Assets, End of Year (thousands)...............  $1,730,371    $1,815,705   $1,555,736   $1,228,274    $1,453,786
Ratio of Expenses to Average Net Assets...........        0.13%         0.13%        0.13%        0.13%         0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid............................
Indirectly).......................................        0.13%         0.13%        0.13%        0.13%         0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................        3.96%         3.82%        4.00%        4.17%         3.96%
Portfolio Turnover Rate...........................          18%           14%          10%           7%            7%
                                                    ----------    ----------   ----------   ----------    ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                             ------------------------------------------------------------
                                                                YEAR         YEAR        YEAR         YEAR        YEAR
                                                                ENDED        ENDED       ENDED        ENDED       ENDED
                                                               OCT 31,      OCT 31,     OCT 31,      OCT 31,     OCT 31,
                                                                2018         2017        2016         2015        2014
                                                             ----------   ----------  ----------   ----------  ----------
Total Return................................................      (8.90%)      29.87%     (15.82%)       9.95%       1.22%
                                                             ----------   ----------  ----------   ----------  ----------
Net Assets, End of Year (thousands)......................... $2,188,825   $2,329,912  $1,683,465   $2,084,113  $1,995,898
Ratio of Expenses to Average Net Assets.....................       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees
  Paid Indirectly)..........................................       0.11%        0.12%       0.12%        0.11%       0.11%
Ratio of Net Investment Income to Average Net Assets........       3.23%        3.40%       4.36%        3.44%       2.98%
Portfolio Turnover Rate.....................................         14%           9%         15%          10%          8%
                                                             ----------   ----------  ----------   ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               THE CONTINENTAL SMALL COMPANY SERIES
                                                   -----------------------------------------------------------
                                                      YEAR         YEAR        YEAR        YEAR        YEAR
                                                      ENDED        ENDED       ENDED       ENDED       ENDED
                                                     OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                      2018         2017        2016        2015        2014
                                                   ----------   ----------  ----------  ----------  ----------
Total Return......................................     (10.78%)      34.27%       6.10%       9.81%      (2.25%)
                                                   ----------   ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)............... $5,422,260   $5,751,059  $4,147,925  $3,653,743  $3,152,277
Ratio of Expenses to Average Net Assets...........       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.12%        0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.51%        2.33%       2.49%       2.44%       2.40%
Portfolio Turnover Rate...........................         15%          13%          9%         14%         13%
                                                   ----------   ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  THE CANADIAN SMALL COMPANY SERIES
                                                                       ------------------------------------------------------
                                                                          YEAR         YEAR       YEAR      YEAR       YEAR
                                                                          ENDED        ENDED      ENDED     ENDED      ENDED
                                                                         OCT 31,      OCT 31,    OCT 31,   OCT 31,    OCT 31,
                                                                          2018         2017       2016      2015       2014
                                                                       ----------   ----------  --------  --------   --------
Total Return..........................................................     (10.44%)      12.10%    20.77%   (25.00%)    (3.83%)
                                                                       ----------   ----------  --------  --------   --------
Net Assets, End of Year (thousands)................................... $1,146,811   $1,190,222  $933,264  $623,132   $849,429
Ratio of Expenses to Average Net Assets...............................       0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................       0.12%        0.12%     0.12%     0.12%      0.12%
Ratio of Net Investment Income to Average Net Assets..................       2.11%        2.14%     2.52%     2.73%      2.42%
Portfolio Turnover Rate...............................................         14%          22%        8%       18%         5%
                                                                       ----------   ----------  --------  --------   --------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               THE EMERGING MARKETS SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR         YEAR
                                                                 ENDED        ENDED       ENDED       ENDED        ENDED
                                                                OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                 2018         2017        2016        2015         2014
                                                              ----------   ----------  ----------  ----------   ----------
Total Return.................................................     (11.83%)      25.26%      11.44%     (14.86%)       1.74%
                                                              ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......................... $5,469,649   $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets......................       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
Indirectly)..................................................       0.14%        0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets.........       2.40%        2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate......................................         12%           8%          5%          9%           5%
                                                              ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          THE EMERGING MARKETS SMALL CAP SERIES
                                                              ------------------------------------------------------------
                                                                 YEAR         YEAR        YEAR        YEAR         YEAR
                                                                 ENDED        ENDED       ENDED       ENDED        ENDED
                                                                OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                                 2018         2017        2016        2015         2014
                                                              ----------   ----------  ----------  ----------   ----------
Total Return.................................................     (16.06%)      21.55%      14.45%      (9.42%)       5.60%
                                                              ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands).......................... $6,306,302   $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets......................       0.24%        0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
Indirectly)..................................................       0.24%        0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets.........       2.77%        2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate......................................         12%          15%         18%         18%           9%
                                                              ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

DOMESTIC EQUITY PORTFOLIO              INTERNATIONAL EQUITY PORTFOLIOS
-------------------------              -------------------------------
The U.S. Large Cap Value Series        The DFA International Value Series
                                       The Japanese Small Company Series
                                       The Asia Pacific Small Company Series
                                       The United Kingdom Small Company
                                       Series
                                       The Continental Small Company Series
                                       The Canadian Small Company Series
                                       The Emerging Markets Series
                                       The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses.

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2018, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series............................. 0.10%

The DFA International Value Series.......................... 0.20%
The Japanese Small Company Series........................... 0.10%
The Asia Pacific Small Company Series....................... 0.10%
The United Kingdom Small Company Series..................... 0.10%
The Continental Small Company Series........................ 0.10%
The Canadian Small Company Series........................... 0.10%
The Emerging Markets Series................................. 0.10%
The Emerging Markets Small Cap Series....................... 0.20%

EARNED INCOME CREDIT:

   Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
The DFA International Value Series..........................    $989
The Japanese Small Company Series...........................     148
The Asia Pacific Small Company Series.......................      54
The United Kingdom Small Company Series.....................      75
The Continental Small Company Series........................     315
The Canadian Small Company Series...........................      49
The Emerging Markets Series.................................     554
The Emerging Markets Small Cap Series.......................     381

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2018, the total related amounts paid by the Trust to the CCO were $87 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series............................. $617
The DFA International Value Series..........................  376
The Japanese Small Company Series...........................   94
The Asia Pacific Small Company Series.......................   48
The United Kingdom Small Company Series.....................   61
The Continental Small Company Series........................  122
The Canadian Small Company Series...........................   29
The Emerging Markets Series.................................  154
The Emerging Markets Small Cap Series.......................  135

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Series' transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

                                                             PURCHASES    SALES
                                                             ---------- ----------
The U.S. Large Cap Value Series............................. $5,543,488 $3,723,399
The DFA International Value Series.......................... $3,403,827 $2,545,630
The Japanese Small Company Series........................... $  976,847 $  719,764
The Asia Pacific Small Company Series....................... $  510,299 $  343,622
The United Kingdom Small Company Series..................... $  524,714 $  331,876
The Continental Small Company Series........................ $1,375,712 $  893,142
The Canadian Small Company Series........................... $  322,055 $  164,166
The Emerging Markets Series................................. $  745,874 $1,110,431
The Emerging Markets Small Cap Series....................... $1,317,097 $  847,123

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                 CHANGE IN
                                                                  NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ------------ ---------- ------------ ------------- ---------------- ----------------
THE U.S. LARGE CAP VALUE
  SERIES
The DFA Short Term Investment
  Fund........................  $522,421   $5,227,508  $5,233,140    $ (48)        $(15)         $516,726          44,661
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $522,421   $5,227,508  $5,233,140    $ (48)        $(15)         $516,726          44,661
                                ========   ==========  ==========    =====         ====          ========          ======
THE DFA INTERNATIONAL VALUE
  SERIES
The DFA Short Term Investment
  Fund........................  $593,861   $6,403,288  $6,509,025    $(107)        $ 55          $488,072          42,184
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $593,861   $6,403,288  $6,509,025    $(107)        $ 55          $488,072          42,184
                                ========   ==========  ==========    =====         ====          ========          ======
THE JAPANESE SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................  $399,385   $1,131,735  $1,312,771    $(137)        $ 71          $218,283          18,866
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $399,385   $1,131,735  $1,312,771    $(137)        $ 71          $218,283          18,866
                                ========   ==========  ==========    =====         ====          ========          ======
THE ASIA PACIFIC SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................  $257,951   $  378,152  $  533,816    $ (60)        $ 42          $102,269           8,839
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL                           $257,951   $  378,152  $  533,816    $ (60)        $ 42          $102,269           8,839
                                ========   ==========  ==========    =====         ====          ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
THE U.S. LARGE CAP VALUE
  SERIES
The DFA Short Term Investment
  Fund........................ $11,998       --
                               -------       --
TOTAL                          $11,998       --
                               =======       ==
THE DFA INTERNATIONAL VALUE
  SERIES
The DFA Short Term Investment
  Fund........................ $15,317       --
                               -------       --
TOTAL                          $15,317       --
                               =======       ==
THE JAPANESE SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................ $ 5,579       --
                               -------       --
TOTAL                          $ 5,579       --
                               =======       ==
THE ASIA PACIFIC SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................ $ 3,391       --
                               -------       --
TOTAL                          $ 3,391       --
                               =======       ==

                                                                                 CHANGE IN
                                                                  NET REALIZED  UNREALIZED
                               BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF
                                10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018
                               ---------- ------------ ---------- ------------ ------------- ---------------- ----------------
THE UNITED KINGDOM SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................  $ 53,700   $  426,909  $  455,060    $  (9)          --          $ 25,540           2,207
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $ 53,700   $  426,909  $  455,060    $  (9)          --          $ 25,540           2,207
                                ========   ==========  ==========    =====         ====          ========          ======
THE CONTINENTAL SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................  $470,885   $1,938,694  $1,819,911    $(101)        $ 78          $589,645          50,963
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $470,885   $1,938,694  $1,819,911    $(101)        $ 78          $589,645          50,963
                                ========   ==========  ==========    =====         ====          ========          ======
THE CANADIAN SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................  $212,919   $  889,834  $  948,687    $ (19)        $ (3)         $154,044          13,314
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $212,919   $  889,834  $  948,687    $ (19)        $ (3)         $154,044          13,314
                                ========   ==========  ==========    =====         ====          ========          ======
THE EMERGING MARKETS SERIES
The DFA Short Term Investment
  Fund........................  $202,669   $1,518,860  $1,586,312    $ (12)        $  7          $135,212          11,686
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $202,669   $1,518,860  $1,586,312    $ (12)        $  7          $135,212          11,686
                                ========   ==========  ==========    =====         ====          ========          ======
THE EMERGING MARKETS SMALL
  CAP SERIES
The DFA Short Term Investment
  Fund........................  $584,551   $  765,590  $1,041,420    $   3         $(30)         $308,694          26,681
                                --------   ----------  ----------    -----         ----          --------          ------
TOTAL.........................  $584,551   $  765,590  $1,041,420    $   3         $(30)         $308,694          26,681
                                ========   ==========  ==========    =====         ====          ========          ======


                               DIVIDEND CAPITAL GAIN
                                INCOME  DISTRIBUTIONS
                               -------- -------------
THE UNITED KINGDOM SMALL
  COMPANY SERIES
The DFA Short Term Investment
  Fund........................ $ 1,181       --
                               -------       --
TOTAL......................... $ 1,181       --
                               =======       ==
THE CONTINENTAL SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................ $10,663       --
                               -------       --
TOTAL......................... $10,663       --
                               =======       ==
THE CANADIAN SMALL COMPANY
  SERIES
The DFA Short Term Investment
  Fund........................ $ 3,462       --
                               -------       --
TOTAL......................... $ 3,462       --
                               =======       ==
THE EMERGING MARKETS SERIES
The DFA Short Term Investment
  Fund........................ $ 4,144       --
                               -------       --
TOTAL......................... $ 4,144       --
                               =======       ==
THE EMERGING MARKETS SMALL
  CAP SERIES
The DFA Short Term Investment
  Fund........................ $ 8,657       --
                               -------       --
TOTAL......................... $ 8,657       --
                               =======       ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series............................. $22,308,146  $8,353,529   $  (934,220)    $7,419,309
The DFA International Value Series..........................  12,252,986   1,301,440    (1,089,475)       211,965

                                                                                                         NET
                                                                                                      UNREALIZED
                                                              FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ---------- ------------ -------------- --------------
The Japanese Small Company Series........................... $3,609,228  $  761,853   $  (350,049)    $  411,804
The Asia Pacific Small Company Series.......................  1,916,994     282,504      (377,519)       (95,015)
The United Kingdom Small Company Series.....................  2,157,527     405,786      (359,527)        46,259
The Continental Small Company Series........................  5,396,621   1,297,062      (716,970)       580,092
The Canadian Small Company Series...........................  1,577,242     146,420      (425,524)      (279,104)
The Emerging Markets Series.................................  4,213,118   1,784,917      (472,387)     1,312,530
The Emerging Markets Small Cap Series.......................  7,023,397   1,092,377    (1,576,818)      (484,441)

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FORWARD CURRENCY CONTRACTS: The International Equity Series may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency.

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. As of October 31, 2018, the International Equity Series had no outstanding forward currency contracts.

   3. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                             FUTURES
                                                             --------
The U.S. Large Cap Value Series............................. $203,773
The DFA International Value Series..........................  108,115
The Asia Pacific Small Company Series.......................    2,013
The Emerging Markets Series.................................   44,889
The Emerging Markets Small Cap Series.......................   49,628

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                               LIABILITY DERIVATIVES VALUE
                                                             ------------------------------
                                                               TOTAL VALUE
                                                                    AT            EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                                             ---------------- --------------
The U.S. Large Cap Value Series.............................     $(13,718)       $(13,718)
The DFA International Value Series..........................       (6,791)         (6,791)
The Emerging Markets Series.................................       (2,706)         (2,706)
The Emerging Markets Small Cap Series.......................       (3,099)         (3,099)

(1)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

      The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                   DERIVATIVES
                                                             -------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (1)
                                                               --------     -------------
The U.S. Large Cap Value Series............................. $ 32,885         $ 32,885
The DFA International Value Series..........................   13,338           13,338
The Asia Pacific Small Company Series.......................     (134)            (134)*
The Continental Small Company Series........................      161              161*
The Emerging Markets Series.................................   (2,079)          (2,079)
The Emerging Markets Small Cap Series.......................     (241)            (241)

                                                             CHANGE IN UNREALIZED APPRECIATION
                                                             (DEPRECIATION) ON DERIVATIVES
                                                             -------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (2)
                                                               --------     -------------
The U.S. Large Cap Value Series............................. $(21,778)        $(21,778)
The DFA International Value Series..........................   (9,675)          (9,675)
The Emerging Markets Series.................................   (3,369)          (3,369)
The Emerging Markets Small Cap Series.......................   (4,231)          (4,231)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
* As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Series had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                          ------------- ------------ ------------ -------- ---------------
The Japanese Small
  Company Series.........     2.36%       $ 1,921         14        $ 2       $  8,641
The Asia Pacific Small
  Company Series.........     2.24%         1,559         16          1          8,338
The United Kingdom Small
  Company Series.........     2.17%         2,955          1         --          2,955
The Canadian Small
  Company Series.........     2.17%           103          3         --            225
The Emerging Markets
  Series.................     2.21%        20,086         11         12        117,083
The Emerging Markets
  Small Cap Series.......     2.35%         4,229         15          4         10,350

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Series' available line of credit was used.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2018.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                                    --------- -------- --------------------
The U.S. Large Cap Value Series............................. $543,066  $194,550       $ (7,741)
The DFA International Value Series..........................  152,750   118,896          8,056
The Japanese Small Company Series...........................   93,194    63,061        (33,589)
The Asia Pacific Small Company Series.......................   36,855    85,500        (57,769)
The United Kingdom Small Company Series.....................   23,905    20,556        (25,020)
The Continental Small Company Series........................   67,369    59,514        (31,813)
The Canadian Small Company Series...........................   36,652     8,276            636
The Emerging Markets Series.................................    6,305     2,737           (757)

PORTFOLIO                                                    PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                                    --------- ------ --------------------
The Emerging Markets Small Cap Series.......................  $13,649  $6,267        $1,217

J. SECURITIES LENDING:

   As of October 31, 2018, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
The U.S. Large Cap Value Series............................. $668,401
The DFA International Value Series..........................   26,616
The Japanese Small Company Series...........................  210,816
The Asia Pacific Small Company Series.......................  192,107
The United Kingdom Small Company Series.....................    1,195
The Continental Small Company Series........................   59,659
The Canadian Small Company Series...........................   59,427
The Emerging Markets Series.................................  109,544
The Emerging Markets Small Cap Series.......................  470,789

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
   Common Stocks............................................ $516,725,797     --         --         --    $516,725,797
THE DFA INTERNATIONAL VALUE SERIES
   Common Stocks............................................  488,071,641     --         --         --     488,071,641
THE JAPANESE SMALL COMPANY SERIES
   Common Stocks............................................  218,282,913     --         --         --     218,282,913
THE ASIA PACIFIC SMALL COMPANY SERIES
   Common Stocks............................................  102,268,796     --         --         --     102,268,796
THE UNITED KINGDOM SMALL COMPANY SERIES
   Common Stocks............................................   25,539,665     --         --         --      25,539,665
THE CONTINENTAL SMALL COMPANY SERIES
   Common Stocks, Preferred Stocks, Rights/Warrants.........  589,645,154     --         --         --     589,645,154
THE CANADIAN SMALL COMPANY SERIES
   Common Stocks, Rights/Warrants...........................  154,044,207     --         --         --     154,044,207
THE EMERGING MARKETS SERIES
   Common Stocks............................................  135,211,841     --         --         --     135,211,841
THE EMERGING MARKETS SMALL CAP SERIES
   Common Stocks............................................  308,693,759     --         --         --     308,693,759

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

   The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

   On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (nine of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2008-October 31, 2018

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                  --------------------      ---------------------
 10/31/2008              $10,000                   $10,000
 11/30/2008                9,245                     9,247
 12/31/2008               10,386                     9,968
 1/31/2009                 9,453                     9,325
 2/28/2009                 8,650                     8,799
 3/31/2009                10,151                    10,063
 4/30/2009                12,149                    11,738
 5/31/2009                14,890                    13,743
 6/30/2009                14,708                    13,558
 7/31/2009                16,688                    15,083
 8/31/2009                16,819                    15,029
 9/30/2009                18,377                    16,393
 10/31/2009               17,946                    16,413
 11/30/2009               19,096                    17,118
 12/31/2009               20,051                    17,794
 1/31/2010                18,916                    16,802
 2/28/2010                19,069                    16,861
 3/31/2010                20,750                    18,222
 4/30/2010                20,891                    18,443
 5/31/2010                18,711                    16,821
 6/30/2010                18,829                    16,697
 7/31/2010                20,581                    18,088
 8/31/2010                20,212                    17,736
 9/30/2010                22,647                    19,707
 10/31/2010               23,429                    20,280
 11/30/2010               22,678                    19,744
 12/31/2010               24,572                    21,153
 1/31/2011                23,806                    20,579
 2/28/2011                23,421                    20,387
 3/31/2011                24,772                    21,586
 4/30/2011                25,663                    22,256
 5/31/2011                24,693                    21,672
 6/30/2011                24,191                    21,338
 7/31/2011                23,998                    21,244
 8/31/2011                21,571                    19,345
 9/30/2011                17,706                    16,525
 10/31/2011               20,039                    18,714
 11/30/2011               19,030                    17,466
 12/31/2011               18,354                    17,256
 1/31/2012                20,907                    19,213
 2/29/2012                22,184                    20,364
 3/31/2012                21,237                    19,684
 4/30/2012                20,554                    19,449
 5/31/2012                18,283                    17,268
 6/30/2012                19,116                    17,934
 7/31/2012                19,002                    18,284
 8/31/2012                19,273                    18,223
 9/30/2012                20,518                    19,323
 10/31/2012               20,259                    19,206
 11/30/2012               20,491                    19,450
 12/31/2012               21,991                    20,401
 1/31/2013                22,352                    20,682
 2/28/2013                21,987                    20,422
 3/31/2013                21,806                    20,070
 4/30/2013                22,003                    20,222
 5/31/2013                21,382                    19,703
 6/30/2013                19,587                    18,448
 7/31/2013                19,976                    18,641
 8/31/2013                19,560                    18,321
 9/30/2013                21,009                    19,512
 10/31/2013               21,968                    20,460
 11/30/2013               21,449                    20,161
 12/31/2013               21,241                    19,870
 1/31/2014                19,764                    18,580
 2/28/2014                20,208                    19,195
 3/31/2014                21,115                    19,784
 4/30/2014                21,261                    19,850
 5/31/2014                22,132                    20,543
 6/30/2014                22,718                    21,089
 7/31/2014                23,154                    21,497
 8/31/2014                23,676                    21,981
 9/30/2014                21,748                    20,352
 10/31/2014               21,728                    20,592
 11/30/2014               21,374                    20,374
 12/31/2014               20,389                    19,435
 1/31/2015                20,228                    19,552
 2/28/2015                20,954                    20,157
 3/31/2015                20,373                    19,870
 4/30/2015                22,400                    21,399
 5/31/2015                21,410                    20,542
 6/30/2015                20,738                    20,008
 7/31/2015                19,085                    18,621
 8/31/2015                17,356                    16,937
 9/30/2015                16,783                    16,428
 10/31/2015               17,828                    17,599
 11/30/2015               17,140                    16,913
 12/31/2015               16,630                    16,536
 1/31/2016                15,703                    15,463
 2/29/2016                15,801                    15,438
 3/31/2016                18,138                    17,481
 4/30/2016                18,629                    17,576
 5/31/2016                17,427                    16,920
 6/30/2016                18,385                    17,596
 7/31/2016                19,548                    18,482
 8/31/2016                19,913                    18,941
 9/30/2016                20,200                    19,185
 10/31/2016               20,644                    19,230
 11/30/2016               19,929                    18,345
 12/31/2016               20,019                    18,386
 1/31/2017                21,292                    19,392
 2/28/2017                22,270                    19,985
 3/31/2017                22,887                    20,490
 4/30/2017                23,063                    20,939
 5/31/2017                23,484                    21,558
 6/30/2017                23,554                    21,775
 7/31/2017                24,819                    23,073
 8/31/2017                25,451                    23,587
 9/30/2017                24,894                    23,493
 10/31/2017               25,781                    24,317
 11/30/2017               25,919                    24,366
 12/31/2017               26,885                    25,240
 1/31/2018                29,257                    27,344
 2/28/2018                27,887                    26,083
 3/31/2018                27,517                    25,598
 4/30/2018                27,627                    25,485
 5/31/2018                26,445                    24,582
 6/30/2018                25,011                    23,560
 7/31/2018                26,162                    24,078
 8/31/2018                25,546                    23,427
 9/30/2018                25,581                    23,303
 10/31/2018               23,444                    21,273

AVERAGE ANNUAL                         ONE       FIVE       TEN
TOTAL RETURN                           YEAR      YEARS     YEARS
------------                        ---------  --------  --------
                                        -9.06%     1.31%     8.89%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2018, all rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI World ex USA Index.....................................         -6.76%
MSCI World ex USA Mid Cap Index.............................         -8.02%
MSCI World ex USA Small Cap Index...........................         -7.75%
MSCI World ex USA Value Index...............................         -7.54%
MSCI World ex USA Growth Index..............................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP          ------------ ----------------------
Japan.......................................................     -4.22%            -3.56%
United Kingdom..............................................     -0.91%            -4.65%
France......................................................     -4.30%            -6.92%
Canada......................................................     -4.08%            -5.84%
Germany.....................................................    -12.26%           -14.66%
Switzerland.................................................      0.19%            -0.72%
Australia...................................................      2.96%            -4.83%
Hong Kong...................................................     -8.47%            -8.88%
Netherlands.................................................     -7.68%            -9.99%
Spain.......................................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             RETURN IN U.S. DOLLARS
                                                             ----------------------
MSCI Emerging Markets Index.................................         -12.52%
MSCI Emerging Markets Mid Cap Index.........................         -11.85%
MSCI Emerging Markets Small Cap Index.......................         -17.21%
MSCI Emerging Markets Value Index...........................          -8.27%
MSCI Emerging Markets Growth Index..........................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                             LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP                   ------------ ----------------------
China.......................................................    -16.33%           -16.73%

Korea....................................................... -18.52% -19.90%
Taiwan......................................................  -6.62%  -8.98%
India.......................................................  -0.01% -12.42%
Brazil......................................................  18.95%   4.76%
South Africa................................................ -13.80% -17.45%
Russia......................................................  22.79%  10.69%
Mexico......................................................  -9.54% -14.55%
Thailand....................................................   4.01%   4.23%
Malaysia....................................................  -0.18%   0.99%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the value segment of emerging markets. As of October 31, 2018, the Fund held approximately 2,600 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2018, total returns were -9.06% for the Fund and -12.52% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Fund's focus on low relative price (value) stocks had a positive impact on performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets for the period. Conversely, with small-cap stocks underperforming large-cap stocks, the Fund's inclusion of small-caps detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks).

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                             BEGINNING  ENDING              EXPENSES
                                                              ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                               VALUE    VALUE     EXPENSE    DURING
                                                             05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                             --------- --------- ---------- ---------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return
   Institutional Class Shares............................... $1,000.00 $  848.60    0.12%     $0.56
Hypothetical 5% Annual Return
   Institutional Class Shares............................... $1,000.00 $1,024.60    0.12%     $0.61

(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC's website at http://www.sec.gov; or by visiting the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

             DIMENSIONAL EMERGING MARKETS VALUE FUND
Communication Services......................................   4.4%
Consumer Discretionary......................................   7.0%
Consumer Staples............................................   3.2%
Energy......................................................  16.5%
Financials..................................................  28.1%
Health Care.................................................   1.1%
Industrials.................................................   9.0%
Information Technology......................................   7.6%
Materials...................................................  17.8%
Real Estate.................................................   3.8%
Utilities...................................................   1.5%
                                                             100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
COMMON STOCKS -- (96.8%)
BRAZIL -- (9.1%)
    Petroleo Brasileiro SA, Sponsored ADR............................  14,367,145         $  212,921,089                1.3%
    Petroleo Brasileiro SA, Sponsored ADR............................  11,860,183            192,727,974                1.2%
    Vale SA..........................................................  25,779,178            392,835,471                2.4%
    Vale SA, Sponsored ADR...........................................  16,255,951            245,464,858                1.5%
    Other Securities.................................................                        488,493,356                2.8%
                                                                                          --------------               ----
TOTAL BRAZIL.........................................................                      1,532,442,748                9.2%
                                                                                          --------------               ----
CHILE -- (1.5%)
    Other Securities.................................................                        252,856,404                1.5%
                                                                                          --------------               ----
CHINA -- (17.3%)
    Agricultural Bank of China, Ltd., Class H........................ 174,752,000             76,922,301                0.5%
    Bank of China, Ltd., Class H..................................... 319,537,817            136,136,324                0.8%
    China Construction Bank Corp., Class H........................... 456,403,101            362,177,201                2.2%
    China Mobile, Ltd................................................  26,696,500            250,089,559                1.5%
    China Overseas Land & Investment, Ltd............................  28,630,000             90,008,084                0.6%
    China Petroleum & Chemical Corp., ADR............................   1,096,853             88,472,147                0.5%
    China Resources Land, Ltd........................................  21,320,000             72,513,561                0.4%
    CNOOC, Ltd.......................................................  86,560,000            147,409,849                0.9%
    Industrial & Commercial Bank of China, Ltd., Class H............. 347,978,996            236,094,205                1.4%
    PetroChina Co., Ltd., Class H.................................... 132,694,000             95,410,082                0.6%
    Other Securities.................................................                      1,350,954,972                8.0%
                                                                                          --------------               ----
TOTAL CHINA..........................................................                      2,906,188,285               17.4%
                                                                                          --------------               ----
COLOMBIA -- (0.2%)
    Other Securities.................................................                         30,714,677                0.2%
                                                                                          --------------               ----
CZECH REPUBLIC -- (0.2%)
    Other Security...................................................                         38,726,011                0.2%
                                                                                          --------------               ----
GREECE -- (0.0%)
    Other Securities.................................................                          2,765,160                0.0%
                                                                                          --------------               ----
HONG KONG -- (0.0%)
    Other Securities.................................................                            575,029                0.0%
                                                                                          --------------               ----
HUNGARY -- (0.2%)
    Other Securities.................................................                         40,828,087                0.3%
                                                                                          --------------               ----
INDIA -- (12.3%)
    * Axis Bank, Ltd.................................................  11,193,280             87,680,593                0.5%
    ICICI Bank, Ltd., Sponsored ADR..................................   9,736,742             92,401,680                0.6%
    Larsen & Toubro, Ltd.............................................   4,341,385             76,144,793                0.5%
    Reliance Industries, Ltd.........................................  34,030,289            487,144,109                2.9%
    Other Securities.................................................                      1,324,952,288                7.9%
                                                                                          --------------               ----
TOTAL INDIA..........................................................                      2,068,323,463               12.4%
                                                                                          --------------               ----
INDONESIA -- (2.4%)
    Other Securities.................................................                        395,331,341                2.4%
                                                                                          --------------               ----

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
MALAYSIA -- (2.9%)
    Other Securities.................................................                     $  481,103,917                2.9%
                                                                                          --------------               ----
MEXICO -- (3.3%)
    Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR.........     828,427             70,474,285                0.4%
#.. Grupo Financiero Banorte S.A.B. de C.V...........................  16,763,095             92,417,464                0.6%
    Grupo Mexico S.A.B. de C.V.......................................  37,049,726             85,450,613                0.5%
    Other Securities.................................................                        308,237,989                1.8%
                                                                                          --------------               ----
TOTAL MEXICO.........................................................                        556,580,351                3.3%
                                                                                          --------------               ----
PHILIPPINES -- (1.0%)
    Other Securities.................................................                        170,597,757                1.0%
                                                                                          --------------               ----
POLAND -- (1.4%)
    Other Securities.................................................                        234,321,803                1.4%
                                                                                          --------------               ----
RUSSIA -- (2.2%)
    Gazprom PJSC, Sponsored ADR......................................  23,529,456            111,258,703                0.7%
    Lukoil PJSC, Sponsored ADR(BYZDW2900)............................   1,526,223            113,793,494                0.7%
    Lukoil PJSC, Sponsored ADR(BYZF386)..............................   1,486,443            110,948,106                0.7%
    Other Securities.................................................                         34,200,545                0.1%
                                                                                          --------------               ----
TOTAL RUSSIA.........................................................                        370,200,848                2.2%
                                                                                          --------------               ----
SINGAPORE -- (0.0%)
    Other Security...................................................                            290,047                0.0%
                                                                                          --------------               ----
SOUTH AFRICA -- (6.5%)
    Absa Group, Ltd..................................................   7,309,742             73,859,722                0.5%
#.. MTN Group, Ltd...................................................  20,660,217            119,972,420                0.7%
    Sasol, Ltd.......................................................   3,511,112            114,742,961                0.7%
    Standard Bank Group, Ltd.........................................  17,066,487            189,083,288                1.1%
    Other Securities.................................................                        589,866,218                3.5%
                                                                                          --------------               ----
TOTAL SOUTH AFRICA...................................................                      1,087,524,609                6.5%
                                                                                          --------------               ----
SOUTH KOREA -- (16.1%)
    Hana Financial Group, Inc........................................   3,478,498            117,175,337                0.7%
    Hyundai Mobis Co., Ltd...........................................     466,986             78,006,168                0.5%
    Hyundai Motor Co.................................................   1,260,771            118,087,465                0.7%
    KB Financial Group, Inc., ADR....................................   2,944,487            122,343,435                0.8%
    LG Electronics, Inc..............................................   1,469,865             82,172,519                0.5%
    POSCO............................................................     609,801            139,579,119                0.9%
    POSCO, Sponsored ADR.............................................   1,487,744             85,723,809                0.5%
    Shinhan Financial Group Co., Ltd.................................   2,532,382             94,320,601                0.6%
    SK Innovation Co., Ltd...........................................     835,521            156,802,205                1.0%
    Other Securities.................................................                      1,717,365,330               10.1%
                                                                                          --------------               ----
TOTAL SOUTH KOREA....................................................                      2,711,575,988               16.3%
                                                                                          --------------               ----
TAIWAN -- (15.9%)
    Cathay Financial Holding Co., Ltd................................  76,712,000            121,793,535                0.8%
    China Steel Corp................................................. 128,706,320            101,651,701                0.6%
    CTBC Financial Holding Co., Ltd.................................. 161,641,073            108,239,785                0.7%
    First Financial Holding Co., Ltd................................. 111,513,349             70,548,110                0.4%
    Fubon Financial Holding Co., Ltd.................................  90,689,471            142,283,110                0.9%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

                                                                                                                    PERCENTAGE
                                                                        SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE) OF NET ASSETS++
                                                                      ----------- ------------------------------- ---------------
TAIWAN -- (Continued)
    Hon Hai Precision Industry Co., Ltd..............................  41,860,192         $   106,557,145                0.7%
    Mega Financial Holding Co., Ltd..................................  96,264,796              81,516,387                0.5%
    Taiwan Cement Corp...............................................  61,478,697              69,107,259                0.4%
#.. United Microelectronics Corp..................................... 196,319,681              74,813,761                0.5%
    Other Securities.................................................                       1,805,515,433               10.6%
                                                                                          ---------------              -----
TOTAL TAIWAN.........................................................                       2,682,026,226               16.1%
                                                                                          ---------------              -----
THAILAND -- (3.5%)
    PTT PCL.......................................................... 117,120,800             180,185,846                1.1%
    Other Securities.................................................                         415,411,350                2.5%
                                                                                          ---------------              -----
TOTAL THAILAND.......................................................                         595,597,196                3.6%
                                                                                          ---------------              -----
TURKEY -- (0.8%)
    Other Securities.................................................                         138,476,233                0.8%
                                                                                          ---------------              -----
TOTAL COMMON STOCKS..................................................                      16,297,046,180               97.7%
                                                                                          ---------------              -----
PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.2%)
    Petroleo Brasileiro SA...........................................  12,781,490              94,860,877                0.6%
    Other Securities.................................................                         113,236,691                0.6%
                                                                                          ---------------              -----
TOTAL BRAZIL.........................................................                         208,097,568                1.2%
                                                                                          ---------------              -----
COLOMBIA -- (0.1%)
    Other Securities.................................................                          11,953,790                0.1%
                                                                                          ---------------              -----
SOUTH KOREA -- (0.0%)
    Other Security...................................................                             149,005                0.0%
                                                                                          ---------------              -----
TOTAL PREFERRED STOCKS...............................................                         220,200,363                1.3%
                                                                                          ---------------              -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities.................................................                             955,977                0.0%
                                                                                          ---------------              -----
TOTAL INVESTMENT SECURITIES..........................................                      16,518,202,520
                                                                                          ===============

                                                                                              VALUE+
                                                                                  -------------------------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S) DFA Short Term Investment Fund..................................  27,454,672             317,650,554                1.9%
                                                                                          ---------------              -----
TOTAL INVESTMENTS--(100.0%)
    (Cost $16,551,312,445)...........................................                     $16,835,853,074              100.9%
                                                                                          ===============              =====

As of October 31, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                                    UNREALIZED
                                                   NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                                        CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-------------------------------------------------  --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)/ /.................    650     12/21/18  $ 33,568,523 $ 31,092,750  $(2,475,773)
S&P 500(R)/ /Emini Index..........................    608     12/21/18    88,845,479   82,417,440   (6,428,039)
                                                                        ------------ ------------  -----------
TOTAL FUTURES CONTRACTS...........................                      $122,414,002 $113,510,190  $(8,903,812)
                                                                        ============ ============  ===========

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of the Fund's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                             --------------------------------------------------------
                                                                 LEVEL 1         LEVEL 2     LEVEL 3       TOTAL
                                                             --------------  --------------- -------- ---------------
Common Stocks
   Brazil................................................... $1,532,442,748               --       -- $ 1,532,442,748
   Chile....................................................     51,693,904  $   201,162,500       --     252,856,404
   China....................................................    274,708,573    2,631,479,712       --   2,906,188,285
   Colombia.................................................     30,714,677               --       --      30,714,677
   Czech Republic...........................................             --       38,726,011       --      38,726,011
   Greece...................................................             --        2,765,160       --       2,765,160
   Hong Kong................................................             --          575,029       --         575,029
   Hungary..................................................             --       40,828,087       --      40,828,087
   India....................................................    113,467,210    1,954,856,253       --   2,068,323,463
   Indonesia................................................      2,176,735      393,154,606       --     395,331,341
   Malaysia.................................................             --      481,103,917       --     481,103,917
   Mexico...................................................    556,580,351               --       --     556,580,351
   Philippines..............................................             --      170,597,757       --     170,597,757
   Poland...................................................             --      234,321,803       --     234,321,803
   Russia...................................................    133,199,841      237,001,007       --     370,200,848
   Singapore................................................             --          290,047       --         290,047
   South Africa.............................................    124,078,931      963,445,678       --   1,087,524,609
   South Korea..............................................    293,773,016    2,417,802,972       --   2,711,575,988
   Taiwan...................................................     35,284,954    2,646,741,272       --   2,682,026,226
   Thailand.................................................    595,560,157           37,039       --     595,597,196
   Turkey...................................................             --      138,476,233       --     138,476,233
Preferred Stocks
   Brazil...................................................    208,097,568               --       --     208,097,568
   Colombia.................................................     11,953,790               --       --      11,953,790
   South Korea..............................................             --          149,005       --         149,005
Rights/Warrants
   Indonesia................................................             --          544,987       --         544,987
   Malaysia.................................................             --           72,132       --          72,132
   South Korea..............................................             --           92,961       --          92,961
   Taiwan...................................................             --          245,897       --         245,897
Securities Lending Collateral...............................             --      317,650,554       --     317,650,554
Futures Contracts**.........................................     (8,903,812)              --       --      (8,903,812)
                                                             --------------  --------------- -------- ---------------
TOTAL....................................................... $3,954,828,643  $12,872,120,619       -- $16,826,949,262
                                                             ==============  =============== ======== ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                             DIMENSIONAL
                                                              EMERGING
                                                               MARKETS
                                                             VALUE FUND
                                                             -----------
ASSETS:
Investments at Value (including $659,573 of securities on
  loan)*.................................................... $16,518,203
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $317,628)........................     317,651
Segregated Cash for Futures Contracts.......................       5,338
Foreign Currencies at Value.................................     130,020
Cash........................................................      32,193
Receivables:
   Investment Securities Sold...............................       8,901
   Dividends and Interest...................................       3,909
   Securities Lending Income................................       1,568
   Futures Margin Variation.................................       1,142
Unrealized Gain on Foreign Currency Contracts...............           3
                                                             -----------
       Total Assets.........................................  17,018,928
                                                             -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................     317,655
   Investment Securities Purchased..........................      12,970
   Due to Advisor...........................................       1,458
Unrealized Loss on Foreign Currency Contracts...............           3
Accrued Expenses and Other Liabilities......................       1,935
                                                             -----------
       Total Liabilities....................................     334,021
                                                             -----------
NET ASSETS.................................................. $16,684,907
                                                             ===========
Investments at Cost......................................... $16,233,684
                                                             ===========
Foreign Currencies at Cost.................................. $   132,005
                                                             ===========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018
                            (AMOUNTS IN THOUSANDS)

                                                                  DIMENSIONAL
                                                                   EMERGING
                                                                    MARKETS
                                                                  VALUE FUND#
                                                                  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $72,294).......... $   535,331
   Income from Securities Lending................................      26,985
                                                                  -----------
          Total Investment Income................................     562,316
                                                                  -----------
EXPENSES
   Investment Management Fees....................................      19,295
   Accounting & Transfer Agent Fees..............................         845
   Custodian Fees................................................       5,292
   Directors'/Trustees' Fees & Expenses..........................          82
   Professional Fees.............................................         703
   Other.........................................................         724
                                                                  -----------
          Total Expenses.........................................      26,941
                                                                  -----------
   Fees Paid Indirectly (Note C).................................        (921)
                                                                  -----------
   Net Expenses..................................................      26,020
                                                                  -----------
   NET INVESTMENT INCOME (LOSS)..................................     536,296
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..................................
       Investment Securities Sold**..............................     306,868
       Affiliated Investment Companies Shares Sold...............         (45)
       Futures...................................................       7,329
       Foreign Currency Transactions.............................      (7,429)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................  (2,460,561)
       Affiliated Investment Companies Shares....................           4
       Futures...................................................     (12,284)
       Translation of Foreign Currency Denominated Amounts.......          34
                                                                  -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......................  (2,166,084)
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.. $(1,629,788)
                                                                  ===========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                      DIMENSIONAL EMERGING
                                                                       MARKETS VALUE FUND
                                                                    ------------------------
                                                                       YEAR         YEAR
                                                                       ENDED        ENDED
                                                                      OCT 31,      OCT 31,
                                                                       2018         2017
                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................... $   536,296  $   475,435
   Net Realized Gain (Loss) on:
       Investment Securities Sold*,**..............................     306,868     (259,529)
       Affiliated Investment Companies Shares Sold.................         (45)           1
       Futures.....................................................       7,329       20,081
       Foreign Currency Transactions...............................      (7,429)       2,950
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  (2,460,561)   3,780,573
       Affiliated Investment Companies Shares......................           4          (79)
       Futures.....................................................     (12,284)       3,775
       Translation of Foreign Currency Denominated Amounts.........          34          (53)
                                                                    -----------  -----------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations........................................  (1,629,788)   4,023,154
                                                                    -----------  -----------
Transactions in Interest:
   Contributions...................................................   1,168,085      842,290
   Withdrawals.....................................................  (2,465,601)  (1,900,740)
                                                                    -----------  -----------
          Net Increase (Decrease) from Transactions in
            Interest...............................................  (1,297,516)  (1,058,450)
                                                                    -----------  -----------
          Total Increase (Decrease) in Net Assets..................  (2,927,304)   2,964,704
NET ASSETS
   Beginning of Year...............................................  19,612,211   16,647,507
                                                                    -----------  -----------
   End of Year..................................................... $16,684,907  $19,612,211
                                                                    ===========  ===========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                                       -----------------------------------------------------
                                                                           YEAR         YEAR         YEAR          YEAR
                                                                           ENDED        ENDED        ENDED         ENDED
                                                                          OCT 31,      OCT 31,      OCT 31,       OCT 31,
                                                                           2018         2017         2016          2015
                                                                       -----------   -----------  -----------  -----------
Total Return..........................................................       (9.06%)       24.89%       15.80%      (17.95%)
                                                                       -----------   -----------  -----------  -----------
Net Assets, End of Year (thousands)................................... $16,684,907   $19,612,211  $16,647,507  $15,088,058
Ratio of Expenses to Average Net Assets...............................        0.14%         0.16%        0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................        0.14%         0.16%        0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets..................        2.78%         2.64%        2.72%        2.54%
Portfolio Turnover Rate...............................................          13%           14%          12%          14%
                                                                       -----------   -----------  -----------  -----------

                                                                       ------------
                                                                           YEAR
                                                                           ENDED
                                                                          OCT 31,
                                                                           2014
                                                                       -----------
Total Return..........................................................       (1.09%)
                                                                       -----------
Net Assets, End of Year (thousands)................................... $18,927,517
Ratio of Expenses to Average Net Assets...............................        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
  Indirectly).........................................................        0.15%
Ratio of Net Investment Income to Average Net Assets..................        2.76%
Portfolio Turnover Rate...............................................          12%
                                                                       -----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

   Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund's shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $596 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

   For the year ended October 31, 2018, the Fund's investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund..................... 0.10%

EARNED INCOME CREDIT:

   Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2018, expenses reduced were the following (amount in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
Dimensional Emerging Markets Value Fund.....................    $921

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid by the Fund to the CCO were $16 (in thousands).The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Fund's transactions related to investment securities, other than short-term securities, in-kind redemptions, and U.S. government securities (amounts in thousands), were as follows:

                                                             OTHER INVESTMENT SECURITIES
                                                             ---------------------------
                                                             PURCHASES       SALES
                                                              ----------    ----------
Dimensional Emerging Markets Value Fund..................... $2,557,822    $3,288,569

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                                                             CHANGE IN
                                                                                              NET REALIZED  UNREALIZED
                                                             BALANCE AT PURCHASES   PROCEEDS  GAIN/(LOSS)  APPRECIATION/
                                                              10/31/17   AT COST   FROM SALES   ON SALES   DEPRECIATION
                                                             ---------- ---------- ---------- ------------ -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund                            $591,907  $3,905,777 $4,179,992     $(45)         $4
                                                              --------  ---------- ----------     ----          --
TOTAL                                                         $591,907  $3,905,777 $4,179,992     $(45)         $4
                                                              ========  ========== ==========     ====          ==


                                                                BALANCE AT      SHARES AS OF   DIVIDEND CAPITAL GAIN
                                                             OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME  DISTRIBUTIONS
                                                             ---------------- ---------------- -------- -------------
DIMENSIONAL EMERGING MARKETS VALUE FUND
The DFA Short Term Investment Fund                               $317,651          27,455      $11,798       --
                                                                 --------          ------      -------       --
TOTAL                                                            $317,651          27,455      $11,798       --
                                                                 ========          ======      =======       ==

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                          NET
                                                                                                       UNREALIZED
                                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                                             ----------- ------------ -------------- --------------
Dimensional Emerging Markets Value Fund..................... $16,551,312  $3,228,704   $(2,953,067)     $275,637

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. As of October 31, 2018, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amount in thousands):

                                                             FUTURES
                                                             --------
Dimensional Emerging Markets Value Fund..................... $111,155

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                               LIABILITY DERIVATIVES VALUE
                                                             ------------------------------
                                                               TOTAL VALUE
                                                                    AT            EQUITY
                                                             OCTOBER 31, 2018 CONTRACTS*,(1)
                                                             ---------------- --------------
Dimensional Emerging Markets Value Fund.....................     $(8,904)        $(8,904)

(1)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2018 (amounts in thousands):

                                                             REALIZED GAIN (LOSS) ON
                                                                   DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (1)
                                                               --------     -------------
Dimensional Emerging Markets Value Fund..................... $  7,329         $  7,329

                                                             CHANGE IN UNREALIZED APPRECIATION
                                                             (DEPRECIATION) ON DERIVATIVES
                                                             --------------------------------
                                                                               EQUITY
                                                               TOTAL        CONTRACTS (2)
                                                               --------     -------------
Dimensional Emerging Markets Value Fund..................... $(12,284)        $(12,284)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.
(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                             ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.....................     2.33%       $24,848         31        $45       $106,083

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Fund's available line of credit was used.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2018.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not use the interfund lending program during the year ended October 31, 2018.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                    PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                                    --------- ------- --------------------
Dimensional Emerging Markets Value Fund.....................  $5,104   $10,326        $1,318

I. SECURITIES LENDING:

   As of October 31, 2018, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S government agency securities as follows (amount in thousands):

                                                              MARKET
                                                              VALUE
                                                             --------
Dimensional Emerging Markets Value Fund..................... $435,729

   The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Fund with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2018
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Common Stocks............................................ $317,650,554     --         --         --    $317,650,554

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

L. OTHER:

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met two times during the fiscal year ended October 31, 2018.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED TRUSTEE/DIRECTORS

                                                                                           PORTFOLIOS
                                           TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                          OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                         LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH                 POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------            ------------ -----------    -----------------------------  ------------------ -------------------
George M. Constantinides     Director of  DFADIG-        Leo Melamed Professor of       128 portfolios in  None
University of Chicago        DFAIDG       Since 1983     Finance, University of         4 investment
Booth School of Business     and DIG      DIG- Since     Chicago Booth School of        companies
5807 S. Woodlawn Avenue      Trustee of   1993           Business (since 1978).
Chicago, IL 60637            DFAITC       DFAITC-
                             and DEM      Since 1992
1947                                      DEM- Since
                                          1993

Douglas W. Diamond           Director of  DFADIG-        Merton H. Miller               128 portfolios in  None
University of Chicago        DFAIDG       Since June     Distinguished Service          4 investment
Booth School of Business     and DIG      2017 DIG-      Professor of Finance,          companies
5807 S. Woodlawn Avenue      Trustee of   Since June     University of Chicago Booth
Chicago, IL 60637            DFAITC       2017           School of Business (since
                             and DEM      DFAITC-        1988). Visiting Scholar,
1953                                      Since June     Federal Reserve Bank of
                                          2017 DEM-      Richmond (since 1990).
                                          Since June     Formerly, Fischer Black
                                          2017           Visiting Professor of
                                                         Financial Economics, Alfred
                                                         P. Sloan School of
                                                         Management, Massachusetts
                                                         Institute of Technology (2015
                                                         to 2016).

Roger G. Ibbotson            Director of  DFADIG-        Professor in Practice          128 portfolios in  None
Yale School of               DFAIDG       Since 1981     Emeritus of Finance, Yale      4 investment
Management                   and DIG      DIG- Since     School of Management (since    companies
P.O. Box 208200              Trustee of   1993           1984). Chairman, CIO and
New Haven, CT 06520-8200     DFAITC       DFAITC-        Partner, Zebra Capital
                             and DEM      Since 1992     Management, LLC (hedge fund
1943                                      DEM- Since     and asset manager) (since
                                          1993           2001). Formerly, Consultant
                                                         to Morningstar, Inc. (2006 -
                                                         2016).

Edward P. Lazear             Director of  DFADIG-        Distinguished Visiting         128 portfolios in  None
Stanford University          DFAIDG       Since 2010     Fellow, Becker Friedman        4 investment
Graduate School of Business  and DIG      DIG- Since     Institute for Research in      companies
Knight Management Center,    Trustee of   2010           Economics, University of
E346 Stanford, CA 94305      DFAITC       DFAITC-        Chicago (since 2015). Morris
                             and DEM      Since 2010     Arnold Cox Senior Fellow,
1948                                      DEM- Since     Hoover Institution (since
                                          2010           2002). Jack Steele Parker
                                                         Professor of Human Resources
                                                         Management and Economics,
                                                         Graduate School of Business,
                                                         Stanford University (since
                                                         1995). Cornerstone Research
                                                         (expert testimony and
                                                         economic and financial
                                                         analysis) (since 2009).

Myron S. Scholes             Director of  DFADIG-        Chief Investment Strategist,   128 portfolios in  Formerly,
c/o Dimensional Fund         DFAIDG       Since 1981     Janus Henderson Investors      4 investment       Adviser, Kuapay,
Advisors LP                  and DIG      DIG- Since     (since 2014). Frank E. Buck    companies          Inc. (2013- 2014).
6300 Bee Cave Road,          Trustee of   1993           Professor of Finance,                             Formerly,
Building One                 DFAITC       DFAITC-        Emeritus, Graduate School of                      Director,
Austin, TX 78746             and DEM      Since 1992     Business, Stanford University                     American Century
                                          DEM- Since     (since 1981).                                     Fund Complex
1941                                      1993                                                             (registered
                                                                                                           investment
                                                                                                           companies) (43
                                                                                                           Portfolios) (1980-
                                                                                                           2014).

                                                                                        PORTFOLIOS
                                        TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                       OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                      LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH              POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------         ------------ -----------    -----------------------------  ------------------ -------------------
Abbie J. Smith            Director of  DFADIG-        Boris and Irene Stern          128 portfolios in  Director (since
University of Chicago     DFAIDG       Since 2000     Distinguished Service          4 investment       2000) and
Booth School of Business  and DIG      DIG- Since     Professor of Accounting,       companies          formerly, Lead
5807 S. Woodlawn Avenue   Trustee of   2000           University of Chicago Booth                       Director (May
Chicago, IL 60637         DFAITC       DFAITC-        School of Business (since                         2014 - May
                          and DEM      Since 2000     1980).                                            2017), HNI
1953                                   DEM- Since                                                       Corporation
                                       2000                                                             (formerly known
                                                                                                        as HON Industries
                                                                                                        Inc.) (office
                                                                                                        furniture);
                                                                                                        Director, Ryder
                                                                                                        System Inc.
                                                                                                        (transportation,
                                                                                                        logistics and
                                                                                                        supply-chain
                                                                                                        management)
                                                                                                        (since 2003); and
                                                                                                        Trustee, UBS
                                                                                                        Funds (3
                                                                                                        investment
                                                                                                        companies within
                                                                                                        the fund complex)
                                                                                                        (21 portfolios)
                                                                                                        (since 2009).

INTERESTED TRUSTEE/DIRECTOR*

                                                                                    PORTFOLIOS
                                    TERM OF                                         WITHIN THE      OTHER DIRECTORSHIPS
                                   OFFICE/1/ AND                                     DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                  LENGTH OF       PRINCIPAL OCCUPATION DURING      COMPLEX/2/         HELD DURING
YEAR OF BIRTH          POSITION     SERVICE               PAST 5 YEARS               OVERSEEN          PAST 5 YEARS
-----------------    ------------- -----------    -----------------------------  ------------------ -------------------
David G. Booth       Chairman      DFADIG-        Chairman, Director/Trustee,    128 portfolios in         None
6300 Bee Cave Road,  and Director  Since 1981     and formerly, President and    4 investment
Building One         of DFAIDG     DIG- Since     Co-Chief Executive Officer     companies
Austin, TX 78746     and DIG       1992           (each until March 2017) of
                     Trustee of    DFAITC-        Dimensional Emerging Markets
1946                 DFAITC        Since 1992     Value Fund ("DEM"), DFAIDG,
                     and DEM       DEM- Since     Dimensional Investment Group
                                   1993           Inc. ("DIG") and The DFA
                                                  Investment Trust Company
                                                  ("DFAITC"). Executive
                                                  Chairman, and formerly,
                                                  President and Co-Chief
                                                  Executive Officer (each until
                                                  February 2017) of Dimensional
                                                  Holdings Inc., Dimensional
                                                  Fund Advisors LP and DFA
                                                  Securities LLC (collectively
                                                  with DEM, DFAIDG, DIG and
                                                  DFAITC, the "DFA Entities").
                                                  Formerly, Chairman and
                                                  Director (2009-2018),
                                                  Co-Chief Executive Officer
                                                  (2010 - June 2017) of
                                                  Dimensional Fund Advisors
                                                  Canada ULC. Trustee,
                                                  University of Chicago (since
                                                  2002). Trustee, University of
                                                  Kansas Endowment Association
                                                  (since 2005). Formerly,
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. (2002 - July
                                                  2017), DFA Australia Limited
                                                  (1994 - July 2017),
                                                  Dimensional Advisors Ltd.
                                                  (2012 - July 2017),
                                                  Dimensional Funds plc (2006 -
                                                  July 2017) and Dimensional
                                                  Funds II plc (2006 - July
                                                  2017). Formerly, Director and
                                                  President of Dimensional
                                                  Japan Ltd. (2012 - April
                                                  2017). Formerly, President,
                                                  Dimensional SmartNest (US)
                                                  LLC (2009-2014); and Limited
                                                  Partner, VSC Investors, LLC
                                                  (2007 to 2015). Formerly,
                                                  Chairman, Director, President
                                                  and Co-Chief Executive
                                                  Officer of Dimensional Cayman
                                                  Commodity Fund I Ltd.
                                                  (2010-September 2017).

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                       TERM OF
                                       OFFICE/1/
                                         AND
NAME AND YEAR OF                       LENGTH OF
BIRTH                  POSITION        SERVICE             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------  -------------------- ---------  ------------------------------------------------------------
Valerie A. Brown  Vice President and    Since     Vice President and Assistant Secretary of
1967              Assistant Secretary   2001
                                                      .  all the DFA Entities (since 2001)

                                                      .  DFA Australia Limited (since 2002)

                                                      .  Dimensional Fund Advisors Ltd. (since 2002)

                                                      .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                      .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                      .  Dimensional Hong Kong Limited (since 2012)

                                                  Director, Vice President and Assistant Secretary (since
                                                  2003) of

                                                      .  Dimensional Fund Advisors Canada ULC

David P. Butler   Co-Chief Executive    Since     Co-Chief Executive Officer (since 2017) of
1964              Officer               2017
                                                      .  all the DFA entities

                                                  Director (since 2017) of

                                                      .  Dimensional Holdings Inc.

                                                      .  Dimensional Fund Advisors Canada ULC

                                                      .  Dimensional Japan Ltd.

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Ltd.

                                                      .  DFA Australia Limited

                                                  Director and Co-Chief Executive Officer (since 2017) of

                                                      .  Dimensional Cayman Commodity Fund I Ltd.

                                                  Head of Global Financial Advisor Services (since 2007) for

                                                      .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2007 - 2017) of

                                                      .  all the DFA Entities

Stephen A. Clark  Executive Vice        Since     Executive Vice President (since 2017) of
1972              President             2017
                                                      .  all the DFA entities

                                                  Director and Vice President (since 2016) of

                                                      .  Dimensional Japan Ltd.

                                                  President and Director (since 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Vice President (since 2008) and Director (since 2016) of

                                                      .  DFA Australia Limited

                                                  Director (since 2016) of

                                                      .  Dimensional Advisors Ltd.

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                      .  Dimensional Hong Kong Limited

                                                  Vice President (since 2016) of

                                                      .  Dimensional Fund Advisors Pte. Ltd.

                                                  Head of Global Institutional Services (since 2014) for

                                                      .  Dimensional Fund Advisors LP

                                                  Formerly, Vice President (2004 - 2017) of

                                                      .  all the DFA Entities

                                                  Formerly, Vice President (2010 - 2016) of

                                                      .  Dimensional Fund Advisors Canada ULC

                                                  Formerly, Head of Institutional, North America (2012 -
                                                  2013) for

                                                      .  Dimensional Fund Advisors LP

Christopher S.     Vice President and        Since     Vice President and Global Chief Compliance Officer (since
Crossan            Global Chief               2004     2004) of
1965               Compliance Officer
                                                           .  all the DFA Entities

                                                           .  DFA Australia Limited

                                                           .  Dimensional Fund Advisors Ltd.

                                                       Chief Compliance Officer (since 2006) and Chief Privacy
                                                       Officer (since 2015) of

                                                           .  Dimensional Fund Advisors Canada ULC

                                                       Chief Compliance Officer of

                                                           .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                           .  Dimensional Japan Ltd. (since 2017)

                                                       Formerly, Vice President and Global Chief Compliance
                                                       Officer (2010 - 2014) for

                                                           .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle  Vice President, Chief      Vice     Vice President, Chief Financial Officer, and Treasurer
1958               Financial Officer, and  President   (since 2016) of
                   Treasurer               since 2015
                                           and Chief       .  all the DFA Entities
                                           Financial
                                            Officer        .  Dimensional Advisors Ltd.
                                              and
                                           Treasurer       .  Dimensional Fund Advisors Ltd.
                                           since 2016
                                                           .  Dimensional Hong Kong Limited

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

                                                           .  Dimensional Fund Advisors Canada ULC

                                                           .  Dimensional Fund Advisors Pte. Ltd.

                                                           .  DFA Australia Limited

                                                       Director (since 2016) for

                                                           .  Dimensional Funds plc

                                                           .  Dimensional Funds II plc

                                                       Formerly, interim Chief Financial Officer and interim
                                                       Treasurer (2016) of

                                                           .  all the DFA Entities

                                                           .  Dimensional Fund Advisors LP

                                                           .  Dimensional Fund Advisors Ltd.

                                                           .  DFA Australia Limited

                                                           .  Dimensional Advisors Ltd.

                                                           .  Dimensional Fund Advisors Pte. Ltd.

                                                           .  Dimensional Hong Kong Limited

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

                                                           .  Dimensional Fund Advisors Canada ULC

                                                       Formerly, Controller (2015 - 2016) of

                                                           .  all the DFA Entities

                                                           .  Dimensional Fund Advisors LP

                                                       Formerly, Vice President (2008 - 2015) of

                                                           .  T. Rowe Price Group, Inc.

                                                       Formerly, Director of Investment Treasury and Treasurer
                                                       (2008 - 2015) of

                                                           .  the T. Rowe Price Funds

Jeff J. Jeon       Vice President and         Vice     Vice President (since 2004) and Assistant Secretary (since
1973               Assistant Secretary     President   2017) of
                                           since 2004
                                              and          .  all the DFA Entities
                                           Assistant
                                           Secretary   Vice President and Assistant Secretary (since 2010) of
                                           since 2017
                                                           .  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez          Vice President and         Vice     Vice President (since 2015) of
1971               Assistant Treasurer     President
                                           since 2015      .  all the DFA Entities
                                              and
                                           Assistant   Assistant Treasurer (since 2017) of
                                           Treasurer
                                           since 2017      .  the DFA Fund Complex

                                                       Formerly, Senior Tax Manager (2013 - 2015) for

                                                           .  Dimensional Fund Advisors LP

Kenneth M. Manell  Vice President            Since     Vice President (since 2010) of
1972                                          2010
                                                           .  all the DFA Entities

                                                           .  Dimensional Cayman Commodity Fund I Ltd.

Catherine L. Newell  President and General  President   President (since 2017) of
1964                 Counsel                since 2017
                                               and          .  the DFA Fund Complex
                                             General
                                             Counsel    General Counsel (since 2001) of
                                            since 2001
                                                            .  All the DFA Entities

                                                        Executive Vice President (since 2017) and Secretary (since
                                                        2000) of

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  DFA Securities LLC

                                                            .  Dimensional Investment LLC

                                                        Director (since 2002), Vice President (since 1997) and
                                                        Secretary (since 2002) of

                                                            .  DFA Australia Limited

                                                            .  Dimensional Fund Advisors Ltd.

                                                        Vice President and Secretary of

                                                            .  Dimensional Fund Advisors Canada ULC (since 2003)

                                                            .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                            .  Dimensional Japan Ltd. (since 2012)

                                                            .  Dimensional Advisors Ltd. (since 2012)

                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                        Director of

                                                            .  Dimensional Funds plc (since 2002)

                                                            .  Dimensional Funds II plc (since 2006)

                                                            .  Director of Dimensional Japan Ltd. (since 2012)

                                                            .  Dimensional Advisors Ltd. (since 2012)

                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)

                                                            .  Dimensional Hong Kong Limited (since 2012)

                                                        Formerly, Vice President and Secretary (2010 - 2014) of

                                                            .  Dimensional SmartNest (US) LLC

                                                        Formerly, Vice President (1997 - 2017) and Secretary (2000
                                                        - 2017) of

                                                            .  the DFA Fund Complex

                                                        Formerly, Vice President of

                                                            .  Dimensional Fund Advisors LP (1997 - 2017)

                                                            .  Dimensional Holdings Inc. (2006 - 2017)

                                                            .  DFA Securities LLC (1997 - 2017)

                                                            .  Dimensional Investment LLC (2009 - 2017)

Selwyn Notelovitz    Vice President and       Since     Vice President and Deputy Chief Compliance Officer of
1961                 Deputy Chief              2013
                     Compliance Officer                     .  the DFA Fund Complex (since 2013)

                                                            .  Dimensional Fund Advisors LP (since 2012)

Carolyn L. O         Vice President and        Vice     Vice President (since 2010) and Secretary (since 2017) of
1974                 Secretary              President
                                            since 2010      .  the DFA Fund Complex
                                               and
                                            Secretary   Vice President (since 2010) and Assistant Secretary (since since 2017  2016) of

                                                            .  Dimensional Fund Advisors LP

                                                            .  Dimensional Holdings Inc.

                                                            .  Dimensional Investment LLC

                                                        Vice President of

                                                            .  DFA Securities LLC (since 2010)

                                                            .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

                                                            .  Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive   Co-Chief   Co-Chief Executive Officer and Chief Investment Officer
1976                Officer and Chief   Executive   (since 2017) of
                    Investment Officer   Officer
                                        and Chief       .  all the DFA Entities
                                        Investment
                                         Officer        .  Dimensional Fund Advisors Canada ULC
                                        since 2017
                                                    Director, Chief Investment Officer and Vice President
                                                    (since 2017) of

                                                        .  DFA Australia Limited

                                                    Chief Investment Officer (since 2017) and Vice President
                                                    (since 2016) of

                                                        .  Dimensional Japan Ltd.

                                                    Director, Co-Chief Executive Officer and Chief Investment
                                                    Officer (since 2017) of

                                                        .  Dimensional Cayman Commodity Fund I Ltd.

                                                    Director of

                                                        .  Dimensional Funds plc (since 2014)

                                                        .  Dimensional Fund II plc (since 2014)

                                                        .  Dimensional Holdings Inc. (since 2017)

                                                    Formerly, Co-Chief Investment Officer of

                                                        .  Dimensional Japan Ltd. (2016 - 2017)

                                                        .  DFA Australia Limited (2014 - 2017)

                                                    Formerly, Executive Vice President (2017) and Co-Chief
                                                    Investment Officer (2014 - 2017) of

                                                        .  all the DFA Entities

                                                    Formerly, Vice President (2007 - 2017) of

                                                        .  all the DFA Entities

                                                    Formerly, Vice President and Co-Chief Investment Officer
                                                    (2014 - 2017) of

                                                        .  Dimensional Fund Advisors Canada ULC

                                                    Formerly, Director of

                                                        .  Dimensional Fund Advisors Pte. Ltd. (2017)

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2017 to October 31, 2018, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.



                                                                            NET
                                                                        INVESTMENT    SHORT-TERM     LONG-TERM
                                                                          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF
DFA INVESTMENT DIMENSIONS GROUP INC.                                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL
------------------------------------                                   ------------- ------------- ------------- ---------
Enhanced U.S. Large Company Portfolio.................................       12%          35%           53%          0%
U.S. Large Cap Equity Portfolio.......................................      100%           0%            0%          0%
U.S. Large Cap Value Portfolio........................................       29%           3%           68%          0%
U.S. Targeted Value Portfolio.........................................       21%           5%           74%          0%
U.S. Small Cap Value Portfolio........................................       18%           4%           78%          0%
U.S. Core Equity 1 Portfolio..........................................       74%           1%           25%          0%
U.S. Core Equity 2 Portfolio..........................................       62%           1%           37%          0%
U.S. Vector Equity Portfolio..........................................       27%           0%           73%          0%
U.S. Small Cap Portfolio..............................................       22%           5%           73%          0%
U.S. Micro Cap Portfolio..............................................       15%           6%           79%          0%
U.S. High Relative Profitability Portfolio............................      100%           0%            0%          0%
DFA Real Estate Securities Portfolio..................................       94%           1%            5%          0%
Large Cap International Portfolio.....................................      100%           0%            0%          0%
International Core Equity Portfolio...................................      100%           0%            0%          0%
International Small Company Portfolio.................................       40%           7%           53%          0%
Global Small Company Portfolio........................................       71%           6%           23%          0%
Japanese Small Company Portfolio......................................      100%           0%            0%          0%
Asia Pacific Small Company Portfolio..................................      100%           0%            0%          0%
United Kingdom Small Company Portfolio................................       27%          14%           59%          0%
Continental Small Company Portfolio...................................       76%           0%           24%          0%

                                                                                                 QUALIFYING
                                                                                                     FOR
                                                                                                  CORPORATE
                                                                                                  DIVIDENDS   QUALIFYING
                                                                       TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.                                    INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------                                   ---------- ------------- ------------- ----------
Enhanced U.S. Large Company Portfolio.................................     0%          100%            0%          0%
U.S. Large Cap Equity Portfolio.......................................     0%          100%          100%        100%
U.S. Large Cap Value Portfolio........................................     0%          100%          100%        100%
U.S. Targeted Value Portfolio.........................................     0%          100%          100%        100%
U.S. Small Cap Value Portfolio........................................     0%          100%          100%        100%
U.S. Core Equity 1 Portfolio..........................................     0%          100%          100%        100%
U.S. Core Equity 2 Portfolio..........................................     0%          100%          100%        100%
U.S. Vector Equity Portfolio..........................................     0%          100%          100%        100%
U.S. Small Cap Portfolio..............................................     0%          100%          100%        100%
U.S. Micro Cap Portfolio..............................................     0%          100%          100%        100%
U.S. High Relative Profitability Portfolio............................     0%          100%          100%        100%
DFA Real Estate Securities Portfolio..................................     0%          100%          100%        100%
Large Cap International Portfolio.....................................     0%          100%          100%        100%
International Core Equity Portfolio...................................     0%          100%          100%        100%
International Small Company Portfolio.................................     0%          100%          100%        100%
Global Small Company Portfolio........................................     0%          100%          100%        100%
Japanese Small Company Portfolio......................................     0%          100%          100%        100%
Asia Pacific Small Company Portfolio..................................     0%          100%          100%        100%
United Kingdom Small Company Portfolio................................     0%          100%          100%        100%
Continental Small Company Portfolio...................................     0%          100%          100%        100%

                                                                                                                     QUALIFYING
                                                                                                                       SHORT-
                                                                           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                                                        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                                   INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
------------------------------------                                   ------------ ---------- ---------- ---------- ----------
Enhanced U.S. Large Company Portfolio.................................      17%          0%         0%       100%       100%
U.S. Large Cap Equity Portfolio.......................................       0%          0%         0%       100%         0%
U.S. Large Cap Value Portfolio........................................       0%          0%         0%       100%       100%
U.S. Targeted Value Portfolio.........................................       0%          0%         0%       100%       100%
U.S. Small Cap Value Portfolio........................................       0%          0%         0%       100%       100%
U.S. Core Equity 1 Portfolio..........................................       0%          0%         0%       100%       100%
U.S. Core Equity 2 Portfolio..........................................       0%          0%         0%       100%       100%
U.S. Vector Equity Portfolio..........................................       0%          0%         0%       100%         0%
U.S. Small Cap Portfolio..............................................       0%          0%         0%       100%       100%
U.S. Micro Cap Portfolio..............................................       0%          0%         0%       100%       100%
U.S. High Relative Profitability Portfolio............................       0%          0%         0%       100%         0%
DFA Real Estate Securities Portfolio..................................       0%          0%         0%       100%         0%
Large Cap International Portfolio.....................................       0%         10%        98%         0%         0%
International Core Equity Portfolio...................................       0%         10%        89%         0%         0%
International Small Company Portfolio.................................       0%          9%        92%       100%       100%
Global Small Company Portfolio........................................       0%          5%       100%         0%         0%
Japanese Small Company Portfolio......................................       0%          8%        69%         0%         0%
Asia Pacific Small Company Portfolio..................................       0%          2%        77%         0%         0%
United Kingdom Small Company Portfolio................................       0%          0%         0%         0%       100%
Continental Small Company Portfolio...................................       0%         12%       100%         0%         0%

                See accompanying Notes to Financial Statements.



                                                                            NET
                                                                        INVESTMENT    SHORT-TERM     LONG-TERM
                                                                          INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF
DFA INVESTMENT DIMENSIONS GROUP INC.                                   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL
------------------------------------                                   ------------- ------------- ------------- ---------
DFA International Real Estate Securities Portfolio....................      100%           0%            0%          0%
DFA Global Real Estate Securities Portfolio...........................       83%           0%           17%          0%
DFA International Small Cap Value Portfolio...........................       43%           4%           53%          0%
International Vector Equity Portfolio.................................       85%           0%           15%          0%
International High Relative Profitability Portfolio...................      100%           0%            0%          0%
World ex U.S. Value Portfolio.........................................      100%           0%            0%          0%
World ex U.S. Targeted Value Portfolio................................        0%           0%            0%          0%
World ex U.S. Core Equity Portfolio...................................      100%           0%            0%          0%
World Core Equity Portfolio...........................................       93%           0%            7%          0%
Selectively Hedged Global Equity Portfolio............................       59%          13%           28%          0%
Emerging Markets Portfolio............................................      100%           0%            0%          0%
Emerging Markets Small Cap Portfolio..................................       49%           8%           43%          0%
Emerging Markets Value Portfolio......................................      100%           0%            0%          0%
Emerging Markets Core Equity Portfolio................................      100%           0%            0%          0%
DFA Commodity Strategy Portfolio......................................      100%           0%            0%          0%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA International Value Portfolio.....................................      100%           0%            0%          0%
U.S. Large Company Portfolio..........................................       88%           1%           11%          0%

                                                                                                 QUALIFYING
                                                                                                     FOR
                                                                                                  CORPORATE
                                                                                                  DIVIDENDS   QUALIFYING
                                                                       TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
DFA INVESTMENT DIMENSIONS GROUP INC.                                    INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
------------------------------------                                   ---------- ------------- ------------- ----------
DFA International Real Estate Securities Portfolio....................     0%          100%          100%        100%
DFA Global Real Estate Securities Portfolio...........................     0%          100%          100%        100%
DFA International Small Cap Value Portfolio...........................     0%          100%          100%        100%
International Vector Equity Portfolio.................................     0%          100%          100%        100%
International High Relative Profitability Portfolio...................     0%          100%          100%        100%
World ex U.S. Value Portfolio.........................................     0%          100%          100%        100%
World ex U.S. Targeted Value Portfolio................................     0%            0%            0%          0%
World ex U.S. Core Equity Portfolio...................................     0%          100%          100%        100%
World Core Equity Portfolio...........................................     0%          100%          100%        100%
Selectively Hedged Global Equity Portfolio............................     0%          100%          100%        100%
Emerging Markets Portfolio............................................     0%          100%          100%        100%
Emerging Markets Small Cap Portfolio..................................     0%          100%          100%        100%
Emerging Markets Value Portfolio......................................     0%          100%          100%        100%
Emerging Markets Core Equity Portfolio................................     0%          100%          100%        100%
DFA Commodity Strategy Portfolio......................................     0%          100%          100%        100%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA International Value Portfolio.....................................     0%          100%          100%        100%
U.S. Large Company Portfolio..........................................     0%          100%          100%        100%

                                                                                                                     QUALIFYING
                                                                                                                       SHORT-
                                                                           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
                                                                        GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.                                   INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
------------------------------------                                   ------------ ---------- ---------- ---------- ----------
DFA International Real Estate Securities Portfolio....................      0%          12%        96%       100%         0%
DFA Global Real Estate Securities Portfolio...........................      0%           0%        47%       100%         0%
DFA International Small Cap Value Portfolio...........................      0%           9%        90%         0%       100%
International Vector Equity Portfolio.................................      0%          11%       100%         0%       100%
International High Relative Profitability Portfolio...................      0%          12%        14%         0%         0%
World ex U.S. Value Portfolio.........................................      0%           8%       100%         0%         0%
World ex U.S. Targeted Value Portfolio................................      0%           0%         0%         0%         0%
World ex U.S. Core Equity Portfolio...................................      0%          12%        86%       100%         0%
World Core Equity Portfolio...........................................      0%           0%         0%       100%         0%
Selectively Hedged Global Equity Portfolio............................      0%           0%        61%       100%       100%
Emerging Markets Portfolio............................................      0%          10%       100%       100%         0%
Emerging Markets Small Cap Portfolio..................................      0%          11%        83%         0%       100%
Emerging Markets Value Portfolio......................................      0%          11%       100%       100%         0%
Emerging Markets Core Equity Portfolio................................      0%          16%       100%       100%         0%
DFA Commodity Strategy Portfolio......................................      6%           0%         0%       100%         0%
DIMENSIONAL INVESTMENT GROUP INC.
---------------------------------
DFA International Value Portfolio.....................................      0%           8%       100%         0%         0%
U.S. Large Company Portfolio..........................................      0%           0%         0%       100%       100%

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                See accompanying Notes to Financial Statements.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

 LOGO                                                           DFA103118-001A
                                                                      00218643

                                                                         LOGO

ANNUAL REPORT

YEAR ENDED: OCTOBER 31, 2018

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

TAX-MANAGED U.S. EQUITY PORTFOLIO

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

T.A. U.S. CORE EQUITY 2 PORTFOLIO

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

 LOGO

December 2018

Dear Fellow Shareholder,

Since our founding in 1981, we have put clients at the center of everything we do.

Our investment approach and philosophy are grounded in rigorous academic research and robust implementation to help you target higher expected returns in an ever-evolving marketplace. And our 38-year track record of outperforming indices and competitors is a testament to our approach.

Our mission is to improve people's lives.

We recognize and appreciate the trust and responsibility you've placed in us to manage your assets and we take that responsibility seriously. Our company strives to act with integrity and provide excellent investment solutions for clients.

On behalf of the more than 1,300 employees at Dimensional working in 13 cities across nine countries, we appreciate the opportunity to serve you.

Sincerely,

/s/ David Butler                        /s/ Gerard O'Reilly
DAVID BUTLER                            GERARD O'REILLY
Co-Chief Executive Officer              Co-Chief Executive Officer and
                                        Chief Investment Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts.....................................................   2
   Management's Discussion and Analysis...................................   6
   Disclosure of Fund Expenses............................................  10
   Disclosure of Portfolio Holdings.......................................  12
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio........................  14
       Tax-Managed U.S. Equity Portfolio..................................  15
       Tax-Managed U.S. Targeted Value Portfolio..........................  18
       Tax-Managed U.S. Small Cap Portfolio...............................  21
       T.A. U.S. Core Equity 2 Portfolio..................................  24
       Tax-Managed DFA International Value Portfolio......................  27
       T.A. World ex U.S. Core Equity Portfolio...........................  31
   Statements of Assets and Liabilities...................................  37
   Statements of Operations...............................................  39
   Statements of Changes in Net Assets....................................  41
   Financial Highlights...................................................  43
   Notes to Financial Statements..........................................  47
   Report of Independent Registered Public Accounting Firm................  64
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts.....................................................  65
   Management's Discussion and Analysis...................................  66
   Disclosure of Fund Expenses............................................  67
   Disclosure of Portfolio Holdings.......................................  68
   Summary Schedule of Portfolio Holdings
       The Tax-Managed U.S. Marketwide Value Series.......................  69
   Statement of Assets and Liabilities....................................  72
   Statement of Operations................................................  73
   Statements of Changes in Net Assets....................................  74
   Financial Highlights...................................................  75
   Notes to Financial Statements..........................................  76
   Report of Independent Registered Public Accounting Firm................  84
FUND MANAGEMENT...........................................................  85
   Board of Independent Directors or Trustees Table.......................  86
VOTING PROXIES ON FUND PORTFOLIO SECURITIES...............................  92
NOTICE TO SHAREHOLDERS....................................................  93

This report is submitted for the information of the Portfolio's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment
Abbreviations
P.L.C.                Public Limited Company
ADR                   American Depositary Receipt
SA                    Special Assessment
GDR                   Global Depositary Receipt

Investment Footnotes
+                     See Note B to Financial Statements.
++                    Calculated as a percentage of total net assets.
                      Percentages shown parenthetically next to the category
                      headings have been calculated as a percentage of total
                      investments. "Other Securities" are those securities
                      that are not among the top 50 holdings in unaffiliated
                      issuers of the Fund or do not represent more than 1.0%
                      of the net assets of the Fund. Some of the individual
                      securities within this category may include Total or
                      Partial Securities on Loan and/or Non-Income Producing
                      Securities.
*                     Non-Income Producing Securities.
#                     Total or Partial Securities on Loan.
>>                    Securities that have generally been fair value factored.
                      See Note B to Financial Statements.
@                     Security purchased with cash proceeds from Securities on
                      Loan.
(S)                   Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------

(A)    Computed using average shares outstanding.
(B) Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Funds.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------

--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

             Tax-Managed U.S. Marketwide       Russell 3000/R/
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/31/2008             $10,000                    $10,000
11/30/2008               9,008                      9,247
12/31/2008               9,310                      9,410
 1/31/2009               8,096                      8,306
 2/28/2009               7,006                      7,193
 3/31/2009               7,743                      7,810
 4/30/2009               9,078                      8,679
 5/31/2009               9,760                      9,187
 6/30/2009               9,632                      9,123
 7/31/2009              10,608                      9,893
 8/31/2009              11,313                     10,407
 9/30/2009              11,826                     10,818
10/31/2009              11,254                     10,456
11/30/2009              11,777                     11,025
12/31/2009              12,202                     11,269
 1/31/2010              11,862                     10,951
 2/28/2010              12,407                     11,310
 3/31/2010              13,384                     12,063
 4/30/2010              13,901                     12,420
 5/31/2010              12,711                     11,397
 6/30/2010              11,739                     10,725
 7/31/2010              12,678                     11,455
 8/31/2010              11,846                     10,935
 9/30/2010              13,023                     11,808
10/31/2010              13,523                     12,171
11/30/2010              13,553                     12,136
12/31/2010              14,835                     13,098
 1/31/2011              15,200                     13,370
 2/28/2011              16,058                     13,879
 3/31/2011              16,158                     13,945
 4/30/2011              16,533                     14,304
 5/31/2011              16,276                     14,144
 6/30/2011              15,991                     13,850
 7/31/2011              15,307                     13,390
 8/31/2011              14,028                     12,526
 9/30/2011              12,602                     11,546
10/31/2011              14,354                     12,894
11/30/2011              14,245                     12,831
12/31/2011              14,379                     13,085
 1/31/2012              15,131                     13,609
 2/29/2012              15,932                     14,124
 3/31/2012              16,267                     14,544
 4/30/2012              15,966                     14,391
 5/31/2012              14,840                     13,545
 6/30/2012              15,620                     14,215
 7/31/2012              15,751                     14,340
 8/31/2012              16,347                     14,661
 9/30/2012              16,936                     15,131
10/31/2012              16,987                     15,048
11/30/2012              17,088                     15,046
12/31/2012              17,576                     15,381
 1/31/2013              18,741                     16,374
 2/28/2013              19,027                     16,605
 3/31/2013              19,972                     17,266
 4/30/2013              20,105                     17,505
 5/31/2013              20,760                     17,960
 6/30/2013              20,632                     17,808
 7/31/2013              21,886                     18,784
 8/31/2013              21,238                     18,062
 9/30/2013              22,012                     18,561
10/31/2013              23,053                     19,357
11/30/2013              24,002                     19,914
12/31/2013              24,660                     20,408
 1/31/2014              23,686                     19,678
 2/28/2014              24,557                     20,533
 3/31/2014              24,909                     21,004
 4/30/2014              24,971                     21,145
 5/31/2014              25,553                     21,441
 6/30/2014              26,213                     22,031
 7/31/2014              25,796                     21,578
 8/31/2014              26,744                     22,383
 9/30/2014              26,056                     21,839
10/31/2014              26,506                     22,407
11/30/2014              26,852                     22,822
12/31/2014              27,108                     22,999
 1/31/2015              25,752                     22,077
 2/28/2015              27,613                     23,142
 3/31/2015              27,343                     22,881
 4/30/2015              27,617                     23,039
 5/31/2015              28,039                     23,309
 6/30/2015              27,748                     22,882
 7/31/2015              27,822                     22,922
 8/31/2015              26,064                     21,576
 9/30/2015              25,242                     20,917
10/31/2015              27,231                     22,462
11/30/2015              27,284                     22,592
12/31/2015              26,365                     22,049
 1/31/2016              24,675                     20,883
 2/29/2016              24,622                     20,889
 3/31/2016              26,345                     22,412
 4/30/2016              27,001                     22,883
 5/31/2016              27,312                     23,243
 6/30/2016              27,287                     23,435
 7/31/2016              28,020                     24,158
 8/31/2016              28,312                     24,375
 9/30/2016              28,431                     24,343
10/31/2016              27,954                     23,934
11/30/2016              30,079                     25,437
12/31/2016              30,891                     26,106
 1/31/2017              31,259                     26,262
 2/28/2017              32,106                     27,160
 3/31/2017              31,836                     26,887
 4/30/2017              32,138                     26,849
 5/31/2017              32,015                     26,758
 6/30/2017              32,559                     27,233
 7/31/2017              33,053                     27,581
 8/31/2017              32,728                     27,234
 9/30/2017              33,925                     28,123
10/31/2017              34,218                     28,314
11/30/2017              35,472                     29,177
12/31/2017              36,145                     29,550
 1/31/2018              37,969                     30,635
 2/28/2018              36,040                     29,167
 3/31/2018              35,285                     28,717
 4/30/2018              35,450                     28,842
 5/31/2018              35,802                     29,127
 6/30/2018              35,765                     29,208         Past performance is not predictive of
 7/31/2018              37,239                     30,315         future performance.
 8/31/2018              37,946                     30,784
 9/30/2018              38,011                     30,783         The returns shown do not reflect the
10/31/2018              35,618                     29,103         deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
                                                                  redemption of fund shares.
         AVERAGE ANNUAL      ONE       FIVE       TEN
         TOTAL RETURN        YEAR      YEARS     YEARS            Russell data copyright (C) Russell
         ---------------------------------------------------      Investment Group 1995-2018, all
                             4.09%     9.09%     13.54%           rights reserved.

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

                 Tax-Managed U.S. Equity         Russell 3000/R/
                        Portfolio                    Index
              ---------------------------      ----------------
10/31/2008             $10,000                    $10,000
11/30/2008               9,305                      9,211
12/31/2008               9,472                      9,387
 1/31/2009               8,682                      8,599
 2/28/2009               7,804                      7,698
 3/31/2009               8,444                      8,373
 4/30/2009               9,140                      9,254
 5/31/2009               9,582                      9,747
 6/30/2009               9,632                      9,781
 7/31/2009              10,351                     10,542
 8/31/2009              10,657                     10,919
 9/30/2009              11,088                     11,376
10/31/2009              10,830                     11,083
11/30/2009              11,434                     11,713
12/31/2009              11,759                     12,047
 1/31/2010              11,331                     11,613
 2/28/2010              11,710                     12,006
 3/31/2010              12,440                     12,763
 4/30/2010              12,690                     13,039
 5/31/2010              11,692                     12,009
 6/30/2010              11,028                     11,318
 7/31/2010              11,800                     12,104
 8/31/2010              11,229                     11,534
 9/30/2010              12,297                     12,623
10/31/2010              12,790                     13,117
11/30/2010              12,871                     13,192
12/31/2010              13,735                     14,087
 1/31/2011              14,028                     14,394
 2/28/2011              14,535                     14,918
 3/31/2011              14,601                     14,986
 4/30/2011              15,037                     15,432
 5/31/2011              14,855                     15,256
 6/30/2011              14,608                     14,982
 7/31/2011              14,272                     14,639
 8/31/2011              13,415                     13,760
 9/30/2011              12,421                     12,693
10/31/2011              13,803                     14,153
11/30/2011              13,793                     14,115
12/31/2011              13,897                     14,231
 1/31/2012              14,567                     14,949
 2/29/2012              15,206                     15,582
 3/31/2012              15,660                     16,062
 4/30/2012              15,546                     15,957
 5/31/2012              14,574                     14,971
 6/30/2012              15,132                     15,557
 7/31/2012              15,298                     15,711
 8/31/2012              15,683                     16,103
 9/30/2012              16,106                     16,526
10/31/2012              15,814                     16,241
11/30/2012              15,939                     16,367
12/31/2012              16,118                     16,567
 1/31/2013              17,002                     17,476
 2/28/2013              17,222                     17,708
 3/31/2013              17,897                     18,402
 4/30/2013              18,171                     18,703
 5/31/2013              18,656                     19,144
 6/30/2013              18,428                     18,896
 7/31/2013              19,445                     19,932
 8/31/2013              18,894                     19,375
 9/30/2013              19,583                     20,095
10/31/2013              20,423                     20,949
11/30/2013              21,072                     21,557
12/31/2013              21,626                     22,126
 1/31/2014              20,888                     21,427
 2/28/2014              21,861                     22,443
 3/31/2014              21,999                     22,562
 4/30/2014              22,009                     22,590
 5/31/2014              22,492                     23,083
 6/30/2014              23,044                     23,661
 7/31/2014              22,592                     23,195
 8/31/2014              23,529                     24,168
 9/30/2014              23,085                     23,664
10/31/2014              23,669                     24,315
11/30/2014              24,242                     24,904
12/31/2014              24,219                     24,904
 1/31/2015              23,468                     24,211
 2/28/2015              24,904                     25,613
 3/31/2015              24,605                     25,352
 4/30/2015              24,779                     25,467
 5/31/2015              25,128                     25,819
 6/30/2015              24,713                     25,387
 7/31/2015              25,108                     25,812
 8/31/2015              23,595                     24,254
 9/30/2015              22,899                     23,547
10/31/2015              24,727                     25,407
11/30/2015              24,859                     25,548
12/31/2015              24,329                     25,023
 1/31/2016              23,000                     23,611
 2/29/2016              22,989                     23,604
 3/31/2016              24,550                     25,266
 4/30/2016              24,695                     25,422
 5/31/2016              25,129                     25,877
 6/30/2016              25,120                     25,930
 7/31/2016              26,093                     26,959
 8/31/2016              26,193                     27,028
 9/30/2016              26,232                     27,071
10/31/2016              25,727                     26,485
11/30/2016              26,916                     27,670
12/31/2016              27,414                     28,210
 1/31/2017              27,944                     28,741
 2/28/2017              28,970                     29,810
 3/31/2017              29,001                     29,830
 4/30/2017              29,307                     30,146
 5/31/2017              29,646                     30,455
 6/30/2017              29,871                     30,730
 7/31/2017              30,439                     31,309
 8/31/2017              30,473                     31,370
 9/30/2017              31,241                     32,135
10/31/2017              31,972                     32,836
11/30/2017              32,942                     33,833
12/31/2017              33,291                     34,171
 1/31/2018              35,172                     35,972
 2/28/2018              33,910                     34,646
 3/31/2018              33,130                     33,951
 4/30/2018              33,245                     34,080
 5/31/2018              34,142                     35,042
 6/30/2018              34,310                     35,271           Past performance is not predictive of
 7/31/2018              35,510                     36,442           future performance.
 8/31/2018              36,745                     37,721
 9/30/2018              36,853                     37,784           The returns shown do not reflect the
10/31/2018              34,108                     35,002           deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
                                                                    redemption of fund shares.
         AVERAGE ANNUAL       ONE       FIVE        TEN
         TOTAL RETURN         YEAR      YEARS      YEARS            Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2018, all
                              6.68%     10.80%     13.05%           rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018


                                    [CHART]

             Tax-Managed U.S. Targeted          Russell 2000/R/
                  Value Portfolio                 Value Index
             ---------------------------        -----------------
10/31/2008            $10,000                       $10,000
11/30/2008              8,702                         8,842
12/31/2008              9,181                         9,386
 1/31/2009              7,935                         8,045
 2/28/2009              6,835                         6,928
 3/31/2009              7,456                         7,543
 4/30/2009              8,853                         8,740
 5/31/2009              9,211                         8,928
 6/30/2009              9,171                         8,900
 7/31/2009             10,247                         9,930
 8/31/2009             10,740                        10,400
 9/30/2009             11,308                        10,921
10/31/2009             10,541                        10,196
11/30/2009             10,893                        10,520
12/31/2009             11,719                        11,317
 1/31/2010             11,429                        10,985
 2/28/2010             12,086                        11,495
 3/31/2010             13,066                        12,451
 4/30/2010             14,035                        13,322
 5/31/2010             12,840                        12,196
 6/30/2010             11,678                        11,132
 7/31/2010             12,591                        11,926
 8/31/2010             11,600                        11,030
 9/30/2010             12,970                        12,214
10/31/2010             13,537                        12,687
11/30/2010             14,062                        13,009
12/31/2010             15,285                        14,090
 1/31/2011             15,349                        14,098
 2/28/2011             16,218                        14,814
 3/31/2011             16,517                        15,020
 4/30/2011             16,808                        15,264
 5/31/2011             16,410                        14,990
 6/30/2011             16,084                        14,622
 7/31/2011             15,578                        14,138
 8/31/2011             14,010                        12,889
 9/30/2011             12,344                        11,482
10/31/2011             14,292                        13,136
11/30/2011             14,264                        13,110
12/31/2011             14,403                        13,315
 1/31/2012             15,328                        14,200
 2/29/2012             15,902                        14,412
 3/31/2012             16,226                        14,859
 4/30/2012             15,961                        14,644
 5/31/2012             14,792                        13,749
 6/30/2012             15,377                        14,412
 7/31/2012             15,320                        14,264
 8/31/2012             16,010                        14,704
 9/30/2012             16,528                        15,228
10/31/2012             16,492                        15,037
11/30/2012             16,809                        15,083
12/31/2012             17,412                        15,719
 1/31/2013             18,595                        16,656
 2/28/2013             18,930                        16,846
 3/31/2013             19,845                        17,547
 4/30/2013             19,688                        17,530
 5/31/2013             20,640                        18,054
 6/30/2013             20,496                        17,981
 7/31/2013             21,949                        19,136
 8/31/2013             21,136                        18,290
 9/30/2013             22,322                        19,346
10/31/2013             23,188                        19,975
11/30/2013             24,353                        20,754
12/31/2013             25,050                        21,145
 1/31/2014             23,827                        20,327
 2/28/2014             25,011                        21,258
 3/31/2014             25,352                        21,521
 4/30/2014             24,898                        20,967
 5/31/2014             25,244                        21,100
 6/30/2014             26,276                        22,034
 7/31/2014             24,988                        20,701
 8/31/2014             26,299                        21,601
 9/30/2014             24,795                        20,144
10/31/2014             25,761                        21,551
11/30/2014             25,730                        21,451
12/31/2014             26,103                        22,037
 1/31/2015             24,983                        21,120
 2/28/2015             26,747                        22,100
 3/31/2015             27,228                        22,473
 4/30/2015             26,841                        21,993
 5/31/2015             27,292                        22,176
 6/30/2015             27,325                        22,205
 7/31/2015             26,953                        21,592
 8/31/2015             25,812                        20,532
 9/30/2015             24,827                        19,821
10/31/2015             26,247                        20,931
11/30/2015             26,775                        21,526
12/31/2015             25,238                        20,391
 1/31/2016             23,512                        19,021
 2/29/2016             23,775                        19,151
 3/31/2016             25,616                        20,738
 4/30/2016             25,879                        21,178
 5/31/2016             26,158                        21,566
 6/30/2016             25,818                        21,631
 7/31/2016             27,000                        22,798
 8/31/2016             27,357                        23,365
 9/30/2016             27,585                        23,549
10/31/2016             26,826                        22,775
11/30/2016             30,261                        25,798
12/31/2016             31,254                        26,863
 1/31/2017             31,245                        26,672
 2/28/2017             31,571                        27,057
 3/31/2017             31,404                        26,828
 4/30/2017             31,439                        26,934
 5/31/2017             30,574                        26,095
 6/30/2017             31,540                        27,008
 7/31/2017             31,849                        27,179
 8/31/2017             31,115                        26,511
 9/30/2017             33,286                        28,388
10/31/2017             33,641                        28,425
11/30/2017             34,598                        29,248
12/31/2017             34,716                        28,969
 1/31/2018             35,521                        29,326
 2/28/2018             33,874                        27,860
 3/31/2018             34,114                        28,204
 4/30/2018             34,234                        28,693
 5/31/2018             35,828                        30,362
 6/30/2018             35,734                        30,546          Past performance is not predictive of
 7/31/2018             36,496                        31,085          future performance.
 8/31/2018             37,304                        31,826
 9/30/2018             36,237                        31,036          The returns shown do not reflect the
10/31/2018             32,746                        28,257          deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
                                                                     redemption of fund shares.
         AVERAGE ANNUAL        ONE        FIVE       TEN
         TOTAL RETURN          YEAR       YEARS     YEARS            Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2018, all
                              -2.66%      7.15%     12.59%           rights reserved.

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                     [CHART]

                  Tax-Managed U.S. Small         Russell 2000/R/
                     Cap Portfolio                   Index
               ---------------------------      ----------------
10/31/2008             $10,000                      $10,000
11/30/2008               8,737                        8,817
12/31/2008               9,115                        9,329
 1/31/2009               8,046                        8,291
 2/28/2009               7,059                        7,284
 3/31/2009               7,745                        7,934
 4/30/2009               9,014                        9,160
 5/31/2009               9,288                        9,437
 6/30/2009               9,516                        9,575
 7/31/2009              10,417                       10,497
 8/31/2009              10,608                       10,798
 9/30/2009              11,178                       11,421
10/31/2009              10,398                       10,646
11/30/2009              10,641                       10,980
12/31/2009              11,509                       11,864
 1/31/2010              11,131                       11,427
 2/28/2010              11,624                       11,942
 3/31/2010              12,555                       12,914
 4/30/2010              13,376                       13,644
 5/31/2010              12,337                       12,610
 6/30/2010              11,389                       11,632
 7/31/2010              12,198                       12,432
 8/31/2010              11,235                       11,511
 9/30/2010              12,631                       12,946
10/31/2010              13,165                       13,475
11/30/2010              13,731                       13,943
12/31/2010              14,800                       15,050
 1/31/2011              14,787                       15,011
 2/28/2011              15,633                       15,834
 3/31/2011              16,118                       16,244
 4/30/2011              16,454                       16,673
 5/31/2011              16,112                       16,361
 6/30/2011              15,852                       15,984
 7/31/2011              15,355                       15,406
 8/31/2011              13,953                       14,066
 9/30/2011              12,401                       12,489
10/31/2011              14,284                       14,379
11/30/2011              14,232                       14,327
12/31/2011              14,351                       14,421
 1/31/2012              15,319                       15,440
 2/29/2012              15,696                       15,810
 3/31/2012              16,145                       16,215
 4/30/2012              15,924                       15,964
 5/31/2012              14,897                       14,908
 6/30/2012              15,548                       15,651
 7/31/2012              15,437                       15,435
 8/31/2012              15,965                       15,950
 9/30/2012              16,518                       16,474
10/31/2012              16,276                       16,116
11/30/2012              16,452                       16,202
12/31/2012              17,012                       16,779
 1/31/2013              18,042                       17,829
 2/28/2013              18,260                       18,026
 3/31/2013              19,111                       18,858
 4/30/2013              18,959                       18,789
 5/31/2013              19,916                       19,540
 6/30/2013              19,924                       19,440
 7/31/2013              21,411                       20,801
 8/31/2013              20,730                       20,140
 9/30/2013              22,045                       21,425
10/31/2013              22,714                       21,964
11/30/2013              23,892                       22,844
12/31/2013              24,391                       23,293
 1/31/2014              23,342                       22,648
 2/28/2014              24,371                       23,715
 3/31/2014              24,538                       23,554
 4/30/2014              23,767                       22,640
 5/31/2014              23,887                       22,822
 6/30/2014              24,907                       24,036
 7/31/2014              23,436                       22,581
 8/31/2014              24,568                       23,701
 9/30/2014              23,257                       22,267
10/31/2014              24,664                       23,735
11/30/2014              24,690                       23,756
12/31/2014              25,338                       24,433
 1/31/2015              24,253                       23,647
 2/28/2015              25,815                       25,051
 3/31/2015              26,300                       25,488
 4/30/2015              25,720                       24,838
 5/31/2015              26,150                       25,405
 6/30/2015              26,426                       25,595
 7/31/2015              26,008                       25,297
 8/31/2015              24,741                       23,708
 9/30/2015              23,826                       22,545
10/31/2015              25,233                       23,815
11/30/2015              25,892                       24,589
12/31/2015              24,468                       23,355
 1/31/2016              22,927                       21,301
 2/29/2016              23,129                       21,300
 3/31/2016              24,840                       23,000
 4/30/2016              25,071                       23,361
 5/31/2016              25,381                       23,887
 6/30/2016              25,282                       23,872
 7/31/2016              26,498                       25,298
 8/31/2016              26,888                       25,745
 9/30/2016              27,027                       26,032
10/31/2016              26,179                       24,794
11/30/2016              29,398                       27,559
12/31/2016              30,338                       28,331
 1/31/2017              30,241                       28,443
 2/28/2017              30,605                       28,992
 3/31/2017              30,523                       29,030
 4/30/2017              30,813                       29,348
 5/31/2017              30,062                       28,751
 6/30/2017              30,884                       29,745
 7/31/2017              31,130                       29,966
 8/31/2017              30,474                       29,585
 9/30/2017              32,658                       31,431
10/31/2017              33,106                       31,699
11/30/2017              34,098                       32,612
12/31/2017              33,940                       32,481
 1/31/2018              34,718                       33,330
 2/28/2018              33,193                       32,039
 3/31/2018              33,473                       32,454
 4/30/2018              33,689                       32,734
 5/31/2018              35,454                       34,721
 6/30/2018              35,650                       34,970         Past performance is not predictive of
 7/31/2018              36,454                       35,579         future performance.
 8/31/2018              37,759                       37,113
 9/30/2018              36,760                       36,221         The returns shown do not reflect the
10/31/2018              33,145                       32,286         deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
                                                                    redemption of fund shares.
         AVERAGE ANNUAL       ONE        FIVE       TEN
         TOTAL RETURN         YEAR       YEARS     YEARS            Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2018, all
                              0.12%      7.85%     12.73%           rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2008-OCTOBER 31, 2018

                                   [CHART]

               T.A. U.S. Core Equity          Russell 3000/R/
                    2 Portfolio                   Index
             -------------------------       -----------------
10/31/2008           $10,000                     $10,000
11/30/2008             9,111                       9,211
12/31/2008             9,395                       9,387
 1/31/2009             8,420                       8,599
 2/28/2009             7,446                       7,698
 3/31/2009             8,187                       8,373
 4/30/2009             9,295                       9,254
 5/31/2009             9,696                       9,747
 6/30/2009             9,704                       9,781
 7/31/2009            10,575                      10,542
 8/31/2009            11,010                      10,919
 9/30/2009            11,546                      11,376
10/31/2009            11,045                      11,083
11/30/2009            11,546                      11,713
12/31/2009            12,090                      12,047
 1/31/2010            11,700                      11,613
 2/28/2010            12,188                      12,006
 3/31/2010            13,058                      12,763
 4/30/2010            13,546                      13,039
 5/31/2010            12,455                      12,009
 6/30/2010            11,580                      11,318
 7/31/2010            12,445                      12,104
 8/31/2010            11,694                      11,534
 9/30/2010            12,927                      12,623
10/31/2010            13,419                      13,117
11/30/2010            13,648                      13,192
12/31/2010            14,710                      14,087
 1/31/2011            15,007                      14,394
 2/28/2011            15,683                      14,918
 3/31/2011            15,874                      14,986
 4/30/2011            16,254                      15,432
 5/31/2011            15,990                      15,256
 6/30/2011            15,675                      14,982
 7/31/2011            15,145                      14,639
 8/31/2011            14,001                      13,760
 9/30/2011            12,674                      12,693
10/31/2011            14,354                      14,153
11/30/2011            14,304                      14,115
12/31/2011            14,422                      14,231
 1/31/2012            15,208                      14,949
 2/29/2012            15,877                      15,582
 3/31/2012            16,258                      16,062
 4/30/2012            16,090                      15,957
 5/31/2012            14,984                      14,971
 6/30/2012            15,576                      15,557
 7/31/2012            15,644                      15,711
 8/31/2012            16,149                      16,103
 9/30/2012            16,634                      16,526
10/31/2012            16,482                      16,241
11/30/2012            16,651                      16,367
12/31/2012            17,008                      16,567
 1/31/2013            18,100                      17,476
 2/28/2013            18,305                      17,708
 3/31/2013            19,078                      18,402
 4/30/2013            19,232                      18,703
 5/31/2013            19,933                      19,144
 6/30/2013            19,752                      18,896
 7/31/2013            20,936                      19,932
 8/31/2013            20,284                      19,375
 9/30/2013            21,154                      20,095
10/31/2013            22,016                      20,949
11/30/2013            22,756                      21,557
12/31/2013            23,395                      22,126
 1/31/2014            22,539                      21,427
 2/28/2014            23,605                      22,443
 3/31/2014            23,858                      22,562
 4/30/2014            23,736                      22,590
 5/31/2014            24,174                      23,083
 6/30/2014            24,928                      23,661
 7/31/2014            24,225                      23,195
 8/31/2014            25,244                      24,168
 9/30/2014            24,436                      23,664
10/31/2014            25,071                      24,315
11/30/2014            25,512                      24,904
12/31/2014            25,632                      24,904
 1/31/2015            24,697                      24,211
 2/28/2015            26,297                      25,613
 3/31/2015            26,197                      25,352
 4/30/2015            26,251                      25,467
 5/31/2015            26,594                      25,819
 6/30/2015            26,259                      25,387
 7/31/2015            26,259                      25,812
 8/31/2015            24,775                      24,254
 9/30/2015            23,918                      23,547
10/31/2015            25,608                      25,407
11/30/2015            25,844                      25,548
12/31/2015            24,984                      25,023
 1/31/2016            23,467                      23,611
 2/29/2016            23,631                      23,604
 3/31/2016            25,316                      25,266
 4/30/2016            25,536                      25,422
 5/31/2016            25,940                      25,877
 6/30/2016            25,812                      25,930
 7/31/2016            26,863                      26,959
 8/31/2016            27,084                      27,028
 9/30/2016            27,128                      27,071
10/31/2016            26,518                      26,485
11/30/2016            28,461                      27,670
12/31/2016            29,058                      28,210
 1/31/2017            29,485                      28,741
 2/28/2017            30,322                      29,810
 3/31/2017            30,260                      29,830
 4/30/2017            30,502                      30,146
 5/31/2017            30,484                      30,455
 6/30/2017            30,935                      30,730
 7/31/2017            31,403                      31,309
 8/31/2017            31,178                      31,370
 9/30/2017            32,406                      32,135
10/31/2017            33,008                      32,836
11/30/2017            34,135                      33,833
12/31/2017            34,526                      34,171
 1/31/2018            36,088                      35,972
 2/28/2018            34,678                      34,646
 3/31/2018            34,211                      33,951
 4/30/2018            34,230                      34,080
 5/31/2018            35,165                      35,042
 6/30/2018            35,270                      35,271          Past performance is not predictive of
 7/31/2018            36,419                      36,442          future performance.
 8/31/2018            37,568                      37,721
 9/30/2018            37,381                      37,784          The returns shown do not reflect the
10/31/2018            34,344                      35,002          deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
                                                                  redemption of fund shares.
         AVERAGE ANNUAL      ONE       FIVE       TEN
         TOTAL RETURN        YEAR      YEARS     YEARS            Russell data copyright (C) Russell
         ---------------------------------------------------      Investment Group 1995-2018, all
                             4.05%     9.30%     13.13%           rights reserved.

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                          [CHART]

            Tax-Managed DFA International         MSCI World ex USA
                  Value Portfolio                Index (net dividends)
            -----------------------------        ---------------------
10/31/2008            $10,000                         $10,000
11/30/2008              9,346                           9,458
12/31/2008             10,007                           9,956
 1/31/2009              8,672                           9,027
 2/28/2009              7,577                           8,113
 3/31/2009              8,332                           8,648
 4/30/2009              9,833                           9,763
 5/31/2009             11,295                          10,998
 6/30/2009             11,143                          10,884
 7/31/2009             12,442                          11,906
 8/31/2009             13,116                          12,477
 9/30/2009             13,756                          12,992
10/31/2009             13,227                          12,783
11/30/2009             13,619                          13,099
12/31/2009             13,788                          13,308
 1/31/2010             12,971                          12,684
 2/28/2010             13,010                          12,672
 3/31/2010             13,994                          13,487
 4/30/2010             13,757                          13,286
 5/31/2010             12,149                          11,820
 6/30/2010             11,943                          11,649
 7/31/2010             13,365                          12,726
 8/31/2010             12,724                          12,345
 9/30/2010             14,082                          13,530
10/31/2010             14,594                          14,012
11/30/2010             13,901                          13,418
12/31/2010             15,196                          14,499
 1/31/2011             15,842                          14,811
 2/28/2011             16,367                          15,360
 3/31/2011             15,933                          15,052
 4/30/2011             16,763                          15,872
 5/31/2011             16,126                          15,402
 6/30/2011             15,859                          15,182
 7/31/2011             15,355                          14,932
 8/31/2011             13,729                          13,670
 9/30/2011             12,242                          12,297
10/31/2011             13,454                          13,493
11/30/2011             13,029                          12,869
12/31/2011             12,656                          12,729
 1/31/2012             13,503                          13,416
 2/29/2012             14,245                          14,154
 3/31/2012             14,124                          14,049
 4/30/2012             13,600                          13,810
 5/31/2012             11,904                          12,236
 6/30/2012             12,751                          13,038
 7/31/2012             12,687                          13,200
 8/31/2012             13,209                          13,577
 9/30/2012             13,666                          13,989
10/31/2012             13,827                          14,087
11/30/2012             14,031                          14,383
12/31/2012             14,725                          14,818
 1/31/2013             15,448                          15,547
 2/28/2013             14,962                          15,392
 3/31/2013             14,988                          15,514
 4/30/2013             15,711                          16,220
 5/31/2013             15,495                          15,857
 6/30/2013             14,941                          15,263
 7/31/2013             15,939                          16,075
 8/31/2013             15,830                          15,868
 9/30/2013             17,041                          16,989
10/31/2013             17,614                          17,559
11/30/2013             17,680                          17,667
12/31/2013             18,060                          17,933
 1/31/2014             17,396                          17,209
 2/28/2014             18,370                          18,148
 3/31/2014             18,245                          18,067
 4/30/2014             18,515                          18,352
 5/31/2014             18,717                          18,636
 6/30/2014             18,949                          18,901
 7/31/2014             18,515                          18,564
 8/31/2014             18,504                          18,579
 9/30/2014             17,674                          17,816
10/31/2014             17,387                          17,532
11/30/2014             17,376                          17,748
12/31/2014             16,699                          17,158
 1/31/2015             16,584                          17,097
 2/28/2015             17,772                          18,118
 3/31/2015             17,384                          17,816
 4/30/2015             18,320                          18,587
 5/31/2015             18,320                          18,426
 6/30/2015             17,799                          17,902
 7/31/2015             17,623                          18,186
 8/31/2015             16,320                          16,861
 9/30/2015             15,177                          16,010
10/31/2015             16,356                          17,214
11/30/2015             16,144                          16,940
12/31/2015             15,626                          16,637
 1/31/2016             14,415                          15,491
 2/29/2016             13,940                          15,275
 3/31/2016             14,994                          16,312
 4/30/2016             15,733                          16,837
 5/31/2016             15,435                          16,646
 6/30/2016             14,867                          16,140
 7/31/2016             15,523                          16,934
 8/31/2016             15,935                          16,950
 9/30/2016             16,111                          17,156
10/31/2016             16,307                          16,823
11/30/2016             16,380                          16,553
12/31/2016             16,908                          17,094
 1/31/2017             17,644                          17,603
 2/28/2017             17,509                          17,806
 3/31/2017             17,903                          18,258
 4/30/2017             18,173                          18,646
 5/31/2017             18,481                          19,267
 6/30/2017             18,682                          19,286
 7/31/2017             19,543                          19,860
 8/31/2017             19,506                          19,855
 9/30/2017             20,215                          20,370
10/31/2017             20,567                          20,648
11/30/2017             20,755                          20,857
12/31/2017             21,296                          21,232
 1/31/2018             22,533                          22,221
 2/28/2018             21,270                          21,165
 3/31/2018             21,020                          20,799
 4/30/2018             21,552                          21,276
 5/31/2018             20,817                          20,873
 6/30/2018             20,338                          20,644
 7/31/2018             20,968                          21,151             Past performance is not predictive of
 8/31/2018             20,248                          20,751             future performance.
 9/30/2018             20,597                          20,914
10/31/2018             18,867                          19,252             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE        TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS      YEARS
          ---------------------------------------------------------       MSCI data copyright MSCI 2018, all
                                -8.27%       1.38%      6.55%             rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2008-OCTOBER 31, 2018

                                    [CHART]

              T.A. World Ex U.S. Core       MSCI ALL Country World ex
                  Equity Portfolio          USA Index (net dividends)
            ---------------------------     -------------------------
10/31/2008          $10,000                          $10,000
11/30/2008            9,418                            9,422
12/31/2008           10,145                            9,958
 1/31/2009            9,077                            9,078
 2/28/2009            8,164                            8,231
 3/31/2009            9,012                            8,892
 4/30/2009           10,445                           10,103
 5/31/2009           12,120                           11,471
 6/30/2009           12,006                           11,345
 7/31/2009           13,297                           12,454
 8/31/2009           13,838                           12,915
 9/30/2009           14,641                           13,578
10/31/2009           14,238                           13,410
11/30/2009           14,746                           13,795
12/31/2009           15,051                           14,086
 1/31/2010           14,313                           13,398
 2/28/2010           14,383                           13,398
 3/31/2010           15,488                           14,309
 4/30/2010           15,435                           14,183
 5/31/2010           13,710                           12,690
 6/30/2010           13,579                           12,528
 7/31/2010           14,967                           13,659
 8/31/2010           14,469                           13,284
 9/30/2010           16,074                           14,605
10/31/2010           16,627                           15,103
11/30/2010           16,002                           14,520
12/31/2010           17,395                           15,657
 1/31/2011           17,593                           15,811
 2/28/2011           17,952                           16,227
 3/31/2011           17,959                           16,190
 4/30/2011           18,859                           16,981
 5/31/2011           18,301                           16,491
 6/30/2011           17,983                           16,252
 7/31/2011           17,692                           16,030
 8/31/2011           16,072                           14,657
 9/30/2011           13,961                           13,026
10/31/2011           15,372                           14,398
11/30/2011           14,841                           13,663
12/31/2011           14,436                           13,511
 1/31/2012           15,674                           14,427
 2/29/2012           16,543                           15,238
 3/31/2012           16,395                           15,028
 4/30/2012           16,025                           14,791
 5/31/2012           14,175                           13,112
 6/30/2012           14,974                           13,885
 7/31/2012           14,955                           14,081
 8/31/2012           15,386                           14,376
 9/30/2012           16,012                           14,913
10/31/2012           16,125                           14,971
11/30/2012           16,408                           15,256
12/31/2012           17,238                           15,785
 1/31/2013           17,846                           16,426
 2/28/2013           17,675                           16,253
 3/31/2013           17,789                           16,285
 4/30/2013           18,359                           16,884
 5/31/2013           17,941                           16,493
 6/30/2013           17,187                           15,778
 7/31/2013           18,053                           16,469
 8/31/2013           17,803                           16,242
 9/30/2013           19,138                           17,370
10/31/2013           19,815                           18,008
11/30/2013           19,834                           18,039
12/31/2013           20,102                           18,198
 1/31/2014           19,283                           17,371
 2/28/2014           20,336                           18,243
 3/31/2014           20,424                           18,290
 4/30/2014           20,639                           18,532
 5/31/2014           20,933                           18,892
 6/30/2014           21,308                           19,210
 7/31/2014           20,912                           19,019
 8/31/2014           21,110                           19,125
 9/30/2014           19,964                           18,198
10/31/2014           19,765                           18,018
11/30/2014           19,706                           18,148
12/31/2014           19,103                           17,494
 1/31/2015           19,083                           17,468
 2/28/2015           20,144                           18,402
 3/31/2015           19,803                           18,105
 4/30/2015           20,965                           19,019
 5/31/2015           20,805                           18,722
 6/30/2015           20,251                           18,200
 7/31/2015           19,887                           18,149
 8/31/2015           18,550                           16,762
 9/30/2015           17,846                           15,985
10/31/2015           18,946                           17,175
11/30/2015           18,742                           16,820
12/31/2015           18,421                           16,504
 1/31/2016           17,294                           15,381
 2/29/2016           16,987                           15,205
 3/31/2016           18,490                           16,441
 4/30/2016           18,942                           16,874
 5/31/2016           18,675                           16,589
 6/30/2016           18,424                           16,336
 7/31/2016           19,381                           17,143
 8/31/2016           19,527                           17,252
 9/30/2016           19,878                           17,465
10/31/2016           19,606                           17,213
11/30/2016           19,188                           16,815
12/31/2016           19,556                           17,245
 1/31/2017           20,438                           17,856
 2/28/2017           20,816                           18,141
 3/31/2017           21,356                           18,601
 4/30/2017           21,861                           18,999
 5/31/2017           22,430                           19,616
 6/30/2017           22,623                           19,677
 7/31/2017           23,517                           20,402
 8/31/2017           23,730                           20,509
 9/30/2017           24,183                           20,889
10/31/2017           24,676                           21,282
11/30/2017           24,847                           21,455
12/31/2017           25,521                           21,935
 1/31/2018           26,961                           23,156
 2/28/2018           25,650                           22,065
 3/31/2018           25,458                           21,675
 4/30/2018           25,652                           22,021
 5/31/2018           25,199                           21,513
 6/30/2018           24,446                           21,109
 7/31/2018           24,947                           21,613             Past performance is not predictive of
 8/31/2018           24,381                           21,161             future performance.
 9/30/2018           24,353                           21,257
10/31/2018           22,161                           19,528             The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE        TEN              redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS      YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2018, all
                               -10.19%      2.26%      8.28%             rights reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------

Russell 3000(R) Index.................................................... 6.60%
Russell Microcap(R) Index (micro-cap stocks)............................. 1.42%
Russell 2000(R) Index (small-cap stocks)................................. 1.85%
Russell Midcap(R) Index (mid-cap stocks)................................. 2.79%
Russell 1000(R) Index (large-cap stocks)................................. 6.98%
Dow Jones U.S. Select REIT Index /SM/.................................... 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------

Russell 2000(R) Value Index (small-cap value stocks).................... -0.59%
Russell 2000(R) Growth Index (small-cap growth stocks)..................  4.13%
Russell 1000(R) Value Index (large-cap value stocks)....................  3.03%
Russell 1000(R) Growth Index (large-cap growth stocks).................. 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

   The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. low relative price (value) stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund managed by Dimensional that invests in such stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Master Fund held approximately 1,100 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2018, total returns were 4.09% for the Portfolio and 2.78% for the Russell 3000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Master Fund's general exclusions of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities generally underperformed in the U.S.

TAX-MANAGED U.S. EQUITY PORTFOLIO

   The Tax-Managed U.S. Equity Portfolio invests in a broadly diversified group of U.S. securities while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,200 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 6.68% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's general exclusion of real estate investment trusts (REITs) contributed positively to performance relative to the benchmark, as REITs generally underperformed in the U.S.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

   The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The Tax-Managed U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -2.66% for the Portfolio and -0.59% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks detracted from performance relative to the benchmark.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

   The Tax-Managed U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 1,800 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 0.12% for the Portfolio and 1.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

   The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were 4.05% for the Portfolio and 6.60% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks detracted from performance relative to the benchmark, as small-caps generally underperformed large-caps for the period. With low relative price (value) stocks generally underperforming high relative price (growth) stocks, the Portfolio's greater emphasis on value stocks also detracted from relative performance.

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2018

   Performance of non-U.S. developed markets was negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed both large-cap and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                         RETURN IN U.S. DOLLARS
                                                         ----------------------
MSCI World ex USA Index.................................         -6.76%
MSCI World ex USA Mid Cap Index.........................         -8.02%
MSCI World ex USA Small Cap Index.......................         -7.75%
MSCI World ex USA Value Index...........................         -7.54%
MSCI World ex USA Growth Index..........................         -6.01%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against currencies of most other developed markets. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of developed markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY    LOCAL RETURN RETURN IN U.S. DOLLARS
MARKET CAP                                  ------------ ----------------------
Japan......................................     -4.22%            -3.56%
United Kingdom.............................     -0.91%            -4.65%
France.....................................     -4.30%            -6.92%
Canada.....................................     -4.08%            -5.84%
Germany....................................    -12.26%           -14.66%
Switzerland................................      0.19%            -0.72%
Australia..................................      2.96%            -4.83%
Hong Kong..................................     -8.47%            -8.88%
Netherlands................................     -7.68%            -9.99%
Spain......................................    -13.55%           -15.92%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   Emerging markets had negative performance for the period, underperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed both large-cap and small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                                         RETURN IN U.S. DOLLARS
                                                         ----------------------
MSCI Emerging Markets Index.............................         -12.52%
MSCI Emerging Markets Mid Cap Index.....................         -11.85%
MSCI Emerging Markets Small Cap Index...................         -17.21%
MSCI Emerging Markets Value Index.......................          -8.27%
MSCI Emerging Markets Growth Index......................         -16.70%

   For the 12 Months Ended October 31, 2018, the U.S. dollar appreciated against most emerging markets currencies. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.

                       12 MONTHS ENDED OCTOBER 31, 2018
                       --------------------------------

                                            LOCAL RETURN RETURN IN U.S. DOLLARS
TEN LARGEST EMERGING MARKETS BY MARKET CAP  ------------ ----------------------
              China........................    -16.33%           -16.73%
              Korea........................    -18.52%           -19.90%
              Taiwan.......................     -6.62%            -8.98%
              India........................     -0.01%           -12.42%
              Brazil.......................     18.95%             4.76%
              South Africa.................    -13.80%           -17.45%
              Russia.......................     22.79%            10.69%
              Mexico.......................     -9.54%           -14.55%
              Thailand.....................      4.01%             4.23%
              Malaysia.....................     -0.18%             0.99%

   Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2018, all rights reserved.

   For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2018, these differences generally detracted from the Portfolios' relative performance.

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

   The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The tax-managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification, and weights stocks in proportion to their market capitalization. The strategy overweights certain stocks, including smaller companies, lower relative price (value) stocks, and higher-profitability stocks within the large-cap value segment of developed ex U.S. markets. As of October 31, 2018, the Portfolio held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -8.27% for the Portfolio and -6.76% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio's focus on value stocks detracted from performance relative to the benchmark. Conversely, the Portfolio's emphasis on higher-profitability stocks within the value segment of the market had a positive impact on relative performance, as these stocks generally outperformed.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

   The T.A. World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability, while considering potential federal tax implications of investment decisions. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Portfolio held approximately 8,600 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2018, total returns were -10.19% for the Portfolio and -8.24% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With small-cap stocks underperforming large-cap stocks in developed ex U.S. and emerging markets for the period, the Portfolio's inclusion of and emphasis on small-caps had a negative impact on performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). To a lesser extent, the Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. markets.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                                BEGINNING  ENDING              EXPENSES
                                                 ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                  VALUE    VALUE     EXPENSE    DURING
                                                05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                                --------- --------- ---------- ---------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO(2)
----------------------------------------------
Actual Fund Return............................. $1,000.00 $1,004.70    0.37%     $1.87
Hypothetical 5% Annual Return.................. $1,000.00 $1,023.34    0.37%     $1.89

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................. $1,000.00 $1,025.90    0.22%     $1.12
Hypothetical 5% Annual Return.................. $1,000.00 $1,024.10    0.22%     $1.12

DISCLOSURE OF FUND EXPENSES

CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                               --------- --------- ---------- ---------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $  956.50    0.44%     $2.17
Hypothetical 5% Annual Return................. $1,000.00 $1,022.99    0.44%     $2.24

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $  984.10    0.52%     $2.60
Hypothetical 5% Annual Return................. $1,000.00 $1,022.58    0.52%     $2.65

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,003.30    0.24%     $1.21
Hypothetical 5% Annual Return................. $1,000.00 $1,024.00    0.24%     $1.22

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $  875.40    0.51%     $2.41
Hypothetical 5% Annual Return................. $1,000.00 $1,022.64    0.51%     $2.60

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $  863.90    0.35%     $1.64
Hypothetical 5% Annual Return................. $1,000.00 $1,023.44    0.35%     $1.79

--------
(1)Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
Tax-Managed U.S. Marketwide Value Portfolio....              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

    TAX-MANAGED U.S. EQUITY PORTFOLIO
Communication Services.............   9.6%
Consumer Discretionary.............  10.7%
Consumer Staples...................   7.0%
Energy.............................   5.6%
Financials.........................  14.5%
Health Care........................  14.8%
Industrials........................  10.4%
Information Technology.............  21.4%
Materials..........................   2.8%
Real Estate........................   0.1%
Utilities..........................   3.1%
                                    -----
                                    100.0%

     TAX-MANAGED U.S. TARGETED VALUE
                PORTFOLIO
Communication Services.............   3.0%
Consumer Discretionary.............  13.4%
Consumer Staples...................   3.2%
Energy.............................   9.1%
Financials.........................  28.1%
Health Care........................   5.4%
Industrials........................  20.6%
Information Technology.............  10.3%
Materials..........................   6.6%
Real Estate........................   0.2%
Utilities..........................   0.1%
                                    -----
                                    100.0%

   TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Communication Services.............   3.5%
Consumer Discretionary.............  14.5%
Consumer Staples...................   4.4%
Energy.............................   5.5%
Financials.........................  20.6%
Health Care........................  10.3%
Industrials........................  19.6%
Information Technology.............  12.9%
Materials..........................   5.0%
Real Estate........................   0.4%
Utilities..........................   3.3%
                                    -----
                                    100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

    T.A. U.S. CORE EQUITY 2 PORTFOLIO
Communication Services.............   7.9%
Consumer Discretionary.............  11.9%
Consumer Staples...................   5.9%
Energy.............................   5.9%
Financials.........................  17.8%
Health Care........................  12.2%
Industrials........................  14.0%
Information Technology.............  18.0%
Materials..........................   4.1%
Real Estate........................   0.4%
Utilities..........................   1.9%
                                    -----
                                    100.0%

   TAX-MANAGED DFA INTERNATIONAL VALUE
                PORTFOLIO
Communication Services.............   4.1%
Consumer Discretionary.............  15.2%
Consumer Staples...................   3.1%
Energy.............................  15.4%
Financials.........................  28.8%
Health Care........................   4.6%
Industrials........................   8.7%
Information Technology.............   2.3%
Materials..........................  13.6%
Real Estate........................   2.6%
Utilities..........................   1.6%
                                    -----
                                    100.0%

     T.A. WORLD EX U.S. CORE EQUITY
                PORTFOLIO
Communication Services.............   6.0%
Consumer Discretionary.............  13.2%
Consumer Staples...................   7.5%
Energy.............................   7.4%
Financials.........................  17.4%
Health Care........................   5.4%
Industrials........................  15.8%
Information Technology.............   8.1%
Materials..........................  13.0%
Real Estate........................   3.1%
Utilities..........................   3.1%
                                    -----
                                    100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                                    VALUE+
                                                                --------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................ $4,988,228,784
                                                                --------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.......... $4,988,228,784
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2018, based on their valuation inputs, is located in this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS++
                                         --------- ------------ ---------------
COMMON STOCKS -- (96.0%)
COMMUNICATION SERVICES -- (9.2%)
*   Alphabet, Inc., Class A.............    40,495 $ 44,163,037       1.3%
*   Alphabet, Inc., Class C.............    42,696   45,973,772       1.3%
    AT&T, Inc...........................   973,608   29,870,293       0.9%
    Comcast Corp., Class A..............   619,072   23,611,406       0.7%
*   Facebook, Inc., Class A.............   327,432   49,700,903       1.4%
*   Netflix, Inc........................    58,830   17,753,717       0.5%
    Verizon Communications, Inc.........   557,477   31,826,362       0.9%
    Walt Disney Co. (The)...............   203,856   23,408,784       0.7%
    Other Securities....................             72,880,872       1.8%
                                                   ------------      ----
TOTAL COMMUNICATION SERVICES............            339,189,146       9.5%
                                                   ------------      ----
CONSUMER DISCRETIONARY -- (10.3%)
*   Amazon.com, Inc.....................    56,392   90,114,980       2.5%
    Home Depot, Inc. (The)..............   157,438   27,690,195       0.8%
    McDonald's Corp.....................   106,816   18,895,750       0.5%
    Other Securities....................            243,142,175       6.9%
                                                   ------------      ----
TOTAL CONSUMER DISCRETIONARY............            379,843,100      10.7%
                                                   ------------      ----
CONSUMER STAPLES -- (6.7%)
    Altria Group, Inc...................   252,995   16,454,795       0.5%
    Coca-Cola Co. (The).................   548,215   26,248,534       0.7%
    Costco Wholesale Corp...............    58,796   13,442,529       0.4%
    PepsiCo, Inc........................   190,400   21,397,152       0.6%
    Philip Morris International, Inc....   206,803   18,213,140       0.5%
    Procter & Gamble Co. (The)..........   339,327   30,091,518       0.9%
    Walmart, Inc........................   198,027   19,858,148       0.6%
    Other Securities....................            101,829,090       2.7%
                                                   ------------      ----
TOTAL CONSUMER STAPLES..................            247,534,906       6.9%
                                                   ------------      ----
ENERGY -- (5.4%)
    Chevron Corp........................   258,011   28,806,928       0.8%
    Exxon Mobil Corp....................   574,033   45,738,949       1.3%
    Other Securities....................            125,199,257       3.5%
                                                   ------------      ----
TOTAL ENERGY.                                       199,745,134       5.6%
                                                   ------------      ----
FINANCIALS -- (13.9%)
    Bank of America Corp................ 1,395,864   38,386,260       1.1%
*   Berkshire Hathaway, Inc., Class B...   261,450   53,670,456       1.5%
    Citigroup, Inc......................   366,966   24,021,594       0.7%
    JPMorgan Chase & Co.................   466,465   50,854,014       1.4%
    Wells Fargo & Co....................   625,599   33,300,635       1.0%
    Other Securities....................            314,883,017       8.8%
                                                   ------------      ----
TOTAL FINANCIALS........................            515,115,976      14.5%
                                                   ------------      ----
HEALTH CARE -- (14.2%)
    Abbott Laboratories.................   234,713   16,181,114       0.5%
    AbbVie, Inc.........................   214,750   16,718,287       0.5%
    Amgen, Inc..........................    95,896   18,487,790       0.5%
    Eli Lilly & Co......................   132,399   14,357,348       0.4%
    Johnson & Johnson...................   361,690   50,632,983       1.4%

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED


                                                                                 PERCENTAGE
                                                       SHARES       VALUE+     OF NET ASSETS++
                                                      --------- -------------- ---------------
HEALTH CARE -- (Continued)
    Medtronic P.L.C..................................   183,705 $   16,500,383            0.5%
    Merck & Co., Inc.................................   362,748     26,701,880            0.8%
    Pfizer, Inc......................................   795,948     34,273,521            1.0%
    UnitedHealth Group, Inc..........................   129,881     33,944,399            1.0%
    Other Securities.................................              297,931,948            8.2%
                                                                --------------           -----
TOTAL HEALTH CARE....................................              525,729,653           14.8%
                                                                --------------           -----
INDUSTRIALS -- (9.9%)
    3M Co............................................    78,879     15,007,519            0.4%
    Boeing Co. (The).................................    75,795     26,896,614            0.8%
    Honeywell International, Inc.....................   100,094     14,495,613            0.4%
    Union Pacific Corp...............................   105,247     15,389,216            0.5%
    Other Securities.................................              295,765,507            8.2%
                                                                --------------           -----
TOTAL INDUSTRIALS....................................              367,554,469           10.3%
                                                                --------------           -----
INFORMATION TECHNOLOGY -- (20.6%)
    Accenture P.L.C., Class A........................    88,405     13,934,396            0.4%
*   Adobe, Inc.......................................    66,114     16,248,177            0.5%
    Apple, Inc.......................................   683,380    149,564,547            4.2%
    Cisco Systems, Inc...............................   659,405     30,167,779            0.9%
    Intel Corp.......................................   629,586     29,514,992            0.8%
    International Business Machines Corp.............   122,880     14,184,038            0.4%
    Mastercard, Inc., Class A........................   125,122     24,732,866            0.7%
    Microsoft Corp...................................   995,888    106,370,797            3.0%
    NVIDIA Corp......................................    82,596     17,413,715            0.5%
    Oracle Corp......................................   411,580     20,101,567            0.6%
#   Visa, Inc., Class A..............................   242,113     33,375,277            1.0%
    Other Securities.................................              305,327,247            8.4%
                                                                --------------           -----
TOTAL INFORMATION TECHNOLOGY.........................              760,935,398           21.4%
                                                                --------------           -----
MATERIALS -- (2.7%)
    DowDuPont, Inc...................................   313,893     16,925,111            0.5%
    Other Securities.................................               82,576,427            2.3%
                                                                --------------           -----
TOTAL MATERIALS......................................               99,501,538            2.8%
                                                                --------------           -----
REAL ESTATE -- (0.1%)
    Other Securities.................................                4,676,105            0.1%
                                                                --------------           -----
UTILITIES -- (3.0%)
    Other Securities.................................              110,509,281            3.1%
                                                                --------------           -----
TOTAL COMMON STOCKS..................................            3,550,334,706           99.7%
                                                                --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Security...................................                      378            0.0%
                                                                --------------           -----
TOTAL INVESTMENT SECURITIES..........................            3,550,335,084
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional U.S. Government Money
      Market Fund, 2.090%............................ 9,882,068      9,882,068            0.3%
                                                                --------------           -----

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS++
                                        ---------- -------------- ---------------
SECURITIES LENDING COLLATERAL -- (3.7%)
@(S)    DFA Short Term Investment Fund. 11,836,318 $  136,946,201            3.8%
                                                   --------------          ------
TOTAL INVESTMENTS--(100.0%)
  (Cost $1,981,667,037)................            $3,697,163,353          103.8%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Communication Services..... $  339,189,146           --   --    $  339,189,146
   Consumer Discretionary.....    379,843,100           --   --       379,843,100
   Consumer Staples...........    247,534,906           --   --       247,534,906
   Energy.....................    199,745,134           --   --       199,745,134
   Financials.................    515,114,981 $        995   --       515,115,976
   Health Care................    525,729,653           --   --       525,729,653
   Industrials................    367,554,469           --   --       367,554,469
   Information Technology.....    760,935,398           --   --       760,935,398
   Materials..................     99,495,581        5,957   --        99,501,538
   Real Estate................      4,676,105           --   --         4,676,105
   Utilities..................    110,509,281           --   --       110,509,281
Rights/Warrants
   Consumer Discretionary.....             --          378   --               378
Temporary Cash Investments....      9,882,068           --   --         9,882,068
Securities Lending Collateral.             --  136,946,201   --       136,946,201
                               -------------- ------------   --    --------------
TOTAL......................... $3,560,209,822 $136,953,531   --    $3,697,163,353
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS++
                                         --------- -------------- ---------------
COMMON STOCKS -- (91.9%)
COMMUNICATION SERVICES -- (2.8%)
    Other Securities....................           $  137,846,209            3.0%
                                                   --------------           -----
CONSUMER DISCRETIONARY -- (12.3%)
*   Helen of Troy, Ltd..................   120,833     14,997,792            0.3%
    Kohl's Corp.........................   407,863     30,887,465            0.7%
    Macy's, Inc.........................   679,841     23,311,748            0.5%
    PulteGroup, Inc.....................   999,613     24,560,491            0.5%
    Toll Brothers, Inc..................   833,225     28,046,353            0.6%
#*  Urban Outfitters, Inc...............   428,884     16,923,763            0.4%
*   Vista Outdoor, Inc.................. 1,333,743     16,671,787            0.4%
    Other Securities....................              456,376,615            9.9%
                                                   --------------           -----
TOTAL CONSUMER DISCRETIONARY............              611,776,014           13.3%
                                                   --------------           -----
CONSUMER STAPLES -- (3.0%)
#*  Post Holdings, Inc..................   241,453     21,349,274            0.5%
    Other Securities....................              126,530,328            2.7%
                                                   --------------           -----
TOTAL CONSUMER STAPLES..................              147,879,602            3.2%
                                                   --------------           -----
ENERGY -- (8.3%)
#   Ensco P.L.C., Class A............... 2,145,098     15,316,000            0.3%
    Helmerich & Payne, Inc..............   367,217     22,873,947            0.5%
    HollyFrontier Corp..................   409,728     27,632,056            0.6%
#   Murphy Oil Corp.....................   599,159     19,089,206            0.4%
    PBF Energy, Inc., Class A...........   388,375     16,253,494            0.4%
#*  Whiting Petroleum Corp..............   404,404     15,084,269            0.3%
    Other Securities....................              297,385,663            6.5%
                                                   --------------           -----
TOTAL ENERGY............................              413,634,635            9.0%
                                                   --------------           -----
FINANCIALS -- (25.8%)
    American Financial Group, Inc.......   224,170     22,423,725            0.5%
    Assurant, Inc.......................   319,133     31,022,919            0.7%
    Assured Guaranty, Ltd...............   448,331     17,924,273            0.4%
    Axis Capital Holdings, Ltd..........   302,382     16,869,892            0.4%
    CNO Financial Group, Inc............ 1,201,584     22,709,938            0.5%
    Hanover Insurance Group, Inc. (The).   140,426     15,640,648            0.3%
    Kemper Corp.........................   295,257     22,200,374            0.5%
    Old Republic International Corp.....   876,356     19,323,650            0.4%
    People's United Financial, Inc...... 1,304,473     20,428,047            0.5%
    Reinsurance Group of America, Inc...   170,010     24,204,324            0.5%
    RenaissanceRe Holdings, Ltd.........   143,959     17,586,031            0.4%
    Selective Insurance Group, Inc......   222,371     14,420,759            0.3%
    Umpqua Holdings Corp................   800,263     15,365,050            0.3%
    WR Berkley Corp.....................   223,655     16,975,415            0.4%
#   Zions Bancorp NA....................   374,079     17,600,417            0.4%
    Other Securities....................              988,748,117           21.4%
                                                   --------------           -----
TOTAL FINANCIALS........................            1,283,443,579           27.9%
                                                   --------------           -----
HEALTH CARE -- (5.0%)
*   LifePoint Health, Inc...............   217,249     14,090,770            0.3%
#*  Mallinckrodt P.L.C..................   574,284     14,391,557            0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS++
                                       --------- -------------- ---------------
HEALTH CARE -- (Continued)
    Other Securities..................           $  217,805,979            4.8%
                                                 --------------           -----
TOTAL HEALTH CARE.....................              246,288,306            5.4%
                                                 --------------           -----
INDUSTRIALS -- (18.9%)
#*  AECOM.............................   589,341     17,173,397            0.4%
    AGCO Corp.........................   273,209     15,310,632            0.3%
    AMERCO............................    64,177     20,952,507            0.5%
#   GATX Corp.........................   210,036     15,737,997            0.3%
#*  Genesee & Wyoming, Inc., Class A..   209,015     16,560,258            0.4%
    Jacobs Engineering Group, Inc.....   462,056     34,695,785            0.8%
*   JetBlue Airways Corp.............. 1,410,800     23,602,684            0.5%
    Owens Corning.....................   335,482     15,858,234            0.3%
*   Quanta Services, Inc..............   523,002     16,317,662            0.4%
    Trinity Industries, Inc...........   637,050     18,187,777            0.4%
*   XPO Logistics, Inc................   167,572     14,977,585            0.3%
    Other Securities..................              730,295,964           15.8%
                                                 --------------           -----
TOTAL INDUSTRIALS.....................              939,670,482           20.4%
                                                 --------------           -----
INFORMATION TECHNOLOGY -- (9.5%)
*   Arrow Electronics, Inc............   406,704     27,537,928            0.6%
    Avnet, Inc........................   419,335     16,802,753            0.4%
*   CACI International, Inc., Class A.   127,408     22,737,232            0.5%
    Jabil, Inc........................   608,732     15,053,942            0.3%
    SYNNEX Corp.......................   243,756     18,917,903            0.4%
*   Tech Data Corp....................   202,316     14,295,649            0.3%
    Other Securities..................              354,456,852            7.7%
                                                 --------------           -----
TOTAL INFORMATION TECHNOLOGY..........              469,802,259           10.2%
                                                 --------------           -----
MATERIALS -- (6.0%)
*   Alcoa Corp........................   437,568     15,310,504            0.3%
    Reliance Steel & Aluminum Co......   252,912     19,959,815            0.4%
    Other Securities..................              265,512,745            5.8%
                                                 --------------           -----
TOTAL MATERIALS.......................              300,783,064            6.5%
                                                 --------------           -----
REAL ESTATE -- (0.2%)
    Other Securities..................               11,306,152            0.3%
                                                 --------------           -----
UTILITIES -- (0.1%)
    Other Securities..................                6,107,154            0.1%
                                                 --------------           -----
TOTAL COMMON STOCKS...................            4,568,537,456           99.3%
                                                 --------------           -----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security....................                  563,485            0.0%
                                                 --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Security....................                   10,936            0.0%
                                                 --------------           -----
TOTAL INVESTMENT SECURITIES...........            4,569,111,877
                                                 --------------

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS++
                                                  ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government
        Money Market Fund, 2.090%................ 15,083,209 $   15,083,209            0.3%
                                                             --------------          ------
SECURITIES LENDING COLLATERAL -- (7.8%)
@(S)  DFA Short Term Investment Fund............. 33,402,466    386,466,527            8.4%
                                                             --------------          ------
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,273,014,420)..........................            $4,970,661,613          108.0%
                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2       LEVEL 3     TOTAL
                               -------------- ------------    ------- --------------
Common Stocks
   Communication Services..... $  137,846,209           --      --    $  137,846,209
   Consumer Discretionary.....    611,776,014           --      --       611,776,014
   Consumer Staples...........    147,879,602           --      --       147,879,602
   Energy.....................    413,634,635           --      --       413,634,635
   Financials.................  1,283,402,128 $     41,451      --     1,283,443,579
   Health Care................    246,288,306           --      --       246,288,306
   Industrials................    939,670,482           --      --       939,670,482
   Information Technology.....    469,790,218       12,041      --       469,802,259
   Materials..................    300,568,579      214,485      --       300,783,064
   Real Estate................     11,306,152           --      --        11,306,152
   Utilities..................      6,107,154           --      --         6,107,154
Preferred Stocks..............
   Consumer Discretionary.....        563,485           --      --           563,485
Rights/Warrants
   Consumer Discretionary.....             --       10,936      --            10,936
Temporary Cash Investments....     15,083,209           --      --        15,083,209
Securities Lending Collateral.             --  386,466,527      --       386,466,527
                               -------------- ------------      --    --------------
TOTAL......................... $4,583,916,173 $386,745,440      --    $4,970,661,613
                               ============== ============      ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                              PERCENTAGE
                                                       SHARES     VALUE+    OF NET ASSETS++
                                                       ------- ------------ ---------------
COMMON STOCKS -- (88.6%)
COMMUNICATION SERVICES -- (3.1%)
#   New York Times Co. (The), Class A................. 236,803 $  6,251,599            0.2%
    Other Securities..................................           99,320,841            3.3%
                                                               ------------           -----
TOTAL COMMUNICATION SERVICES..........................          105,572,440            3.5%
                                                               ------------           -----
CONSUMER DISCRETIONARY -- (12.8%)
#   American Eagle Outfitters, Inc.................... 290,242    6,692,981            0.2%
*   Five Below, Inc...................................  73,435    8,358,372            0.3%
*   Helen of Troy, Ltd................................  49,830    6,184,900            0.2%
    Strategic Education, Inc..........................  49,832    6,269,862            0.2%
#   Texas Roadhouse, Inc.............................. 116,041    7,015,839            0.2%
#   Wendy's Co. (The)................................. 362,549    6,250,345            0.2%
    Other Securities..................................          388,550,172           13.1%
                                                               ------------           -----
TOTAL CONSUMER DISCRETIONARY..........................          429,322,471           14.4%
                                                               ------------           -----
CONSUMER STAPLES -- (3.9%)
    Lancaster Colony Corp.............................  38,638    6,621,780            0.2%
    Medifast, Inc.....................................  40,833    8,643,529            0.3%
#*  National Beverage Corp............................  81,150    7,502,318            0.3%
*   USANA Health Sciences, Inc........................  53,904    6,307,846            0.2%
    Other Securities..................................          100,644,659            3.4%
                                                               ------------           -----
TOTAL CONSUMER STAPLES................................          129,720,132            4.4%
                                                               ------------           -----
ENERGY -- (4.9%)
*   CNX Resources Corp................................ 419,720    6,568,618            0.2%
    PBF Energy, Inc., Class A......................... 222,394    9,307,189            0.3%
#*  Transocean, Ltd................................... 620,203    6,828,435            0.2%
    Other Securities..................................          141,686,397            4.8%
                                                               ------------           -----
TOTAL ENERGY..........................................          164,390,639            5.5%
                                                               ------------           -----
FINANCIALS -- (18.3%)
    Associated Banc-Corp.............................. 284,802    6,601,710            0.2%
#   Cathay General Bancorp............................ 235,482    8,870,607            0.3%
    CNO Financial Group, Inc.......................... 336,171    6,353,632            0.2%
    Columbia Banking System, Inc...................... 170,269    6,315,277            0.2%
    FirstCash, Inc....................................  83,455    6,709,782            0.2%
    Fulton Financial Corp............................. 393,955    6,307,220            0.2%
*   Green Dot Corp., Class A..........................  84,511    6,400,863            0.2%
    Kemper Corp.......................................  96,400    7,248,316            0.2%
    MB Financial, Inc................................. 139,871    6,208,874            0.2%
#   Primerica, Inc....................................  56,551    6,205,907            0.2%
    Radian Group, Inc................................. 324,032    6,218,174            0.2%
    Selective Insurance Group, Inc....................  96,545    6,260,943            0.2%
    TCF Financial Corp................................ 357,388    7,462,261            0.3%
    Other Securities..................................          526,204,408           17.7%
                                                               ------------           -----
TOTAL FINANCIALS......................................          613,367,974           20.5%
                                                               ------------           -----
HEALTH CARE -- (9.1%)
#*  Amedisys, Inc.....................................  68,500    7,535,000            0.3%
    Cantel Medical Corp...............................  83,217    6,586,626            0.2%
    Chemed Corp.......................................  24,202    7,365,395            0.3%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                PERCENTAGE
                                                       SHARES      VALUE+     OF NET ASSETS++
                                                       ------- -------------- ---------------
HEALTH CARE -- (Continued)
*   Haemonetics Corp..................................  60,790 $    6,350,731            0.2%
#*  LHC Group, Inc....................................  68,923      6,301,630            0.2%
*   LivaNova P.L.C....................................  63,257      7,084,151            0.2%
#*  Omnicell, Inc.....................................  93,919      6,640,073            0.2%
    Other Securities..................................            256,874,539            8.6%
                                                               --------------           -----
TOTAL HEALTH CARE.....................................            304,738,145           10.2%
                                                               --------------           -----
INDUSTRIALS -- (17.3%)
*   ASGN, Inc......................................... 101,799      6,828,677            0.2%
#*  Axon Enterprise, Inc.............................. 117,616      7,259,260            0.2%
    EMCOR Group, Inc..................................  88,383      6,273,425            0.2%
    Insperity, Inc....................................  57,030      6,264,745            0.2%
#   John Bean Technologies Corp.......................  62,171      6,463,919            0.2%
#*  Kirby Corp........................................  93,431      6,721,426            0.2%
    LSC Communications, Inc........................... 749,877      7,071,340            0.2%
#*  Spirit Airlines, Inc.............................. 161,347      8,373,909            0.3%
    Tetra Tech, Inc................................... 107,483      7,098,177            0.2%
    Other Securities..................................            519,157,604           17.6%
                                                               --------------           -----
TOTAL INDUSTRIALS.....................................            581,512,482           19.5%
                                                               --------------           -----
INFORMATION TECHNOLOGY -- (11.5%)
*   CACI International, Inc., Class A.................  47,362      8,452,223            0.3%
*   Conduent, Inc..................................... 359,220      6,861,102            0.2%
#*  Cree, Inc......................................... 182,624      7,089,464            0.2%
*   Fair Isaac Corp...................................  47,990      9,248,153            0.3%
*   Integrated Device Technology, Inc................. 134,300      6,286,583            0.2%
#   Monolithic Power Systems, Inc.....................  65,929      7,787,533            0.3%
    Other Securities..................................            338,603,584           11.4%
                                                               --------------           -----
TOTAL INFORMATION TECHNOLOGY..........................            384,328,642           12.9%
                                                               --------------           -----
MATERIALS -- (4.4%)
    Other Securities..................................            147,473,625            4.9%
                                                               --------------           -----
REAL ESTATE -- (0.4%)
    Other Securities..................................             12,054,976            0.4%
                                                               --------------           -----
UTILITIES -- (2.9%)
#   New Jersey Resources Corp......................... 145,601      6,566,605            0.2%
    Other Securities..................................             91,010,177            3.1%
                                                               --------------           -----
TOTAL UTILITIES.......................................             97,576,782            3.3%
                                                               --------------           -----
TOTAL COMMON STOCKS...................................          2,970,058,308           99.5%
                                                               --------------           -----
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security....................................                360,125            0.0%
                                                               --------------           -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities..................................                 21,271            0.0%
                                                               --------------           -----
TOTAL INVESTMENT SECURITIES...........................          2,970,439,704
                                                               --------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES       VALUE+     OF NET ASSETS++
                                                         ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money
        Market Fund, 2.090%............................. 10,021,797 $   10,021,797            0.3%
                                                                    --------------          ------
SECURITIES LENDING COLLATERAL -- (11.1%)
@(S)  DFA Short Term Investment Fund.................... 32,094,694    371,335,610           12.5%
                                                                    --------------          ------
TOTAL INVESTMENTS--(100.0%)
  (Cost $2,069,335,204)                                             $3,351,797,111          112.3%
                                                                    ==============          ======

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Communication Services..... $  105,572,440           --   --    $  105,572,440
   Consumer Discretionary.....    429,322,471           --   --       429,322,471
   Consumer Staples...........    129,720,132           --   --       129,720,132
   Energy.....................    164,390,639           --   --       164,390,639
   Financials.................    613,338,671 $     29,303   --       613,367,974
   Health Care................    304,738,145           --   --       304,738,145
   Industrials................    581,512,482           --   --       581,512,482
   Information Technology.....    384,312,058       16,584   --       384,328,642
   Materials..................    147,394,377       79,248   --       147,473,625
   Real Estate................     12,054,976           --   --        12,054,976
   Utilities..................     97,576,782           --   --        97,576,782
Preferred Stocks
   Consumer Discretionary.....        360,125           --   --           360,125
Rights/Warrants
   Consumer Discretionary.....             --        6,781   --             6,781
   Information Technology.....         14,490           --   --            14,490
Temporary Cash Investments....     10,021,797           --   --        10,021,797
Securities Lending Collateral.             --  371,335,610   --       371,335,610
                               -------------- ------------   --    --------------
TOTAL......................... $2,980,329,585 $371,467,526   --    $3,351,797,111
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS++
                                                       --------- -------------- ---------------
COMMON STOCKS -- (94.4%)
COMMUNICATION SERVICES -- (7.5%)
*   Alphabet, Inc., Class A...........................    34,928 $   38,091,778            0.4%
*   Alphabet, Inc., Class C...........................    36,723     39,542,225            0.4%
    AT&T, Inc......................................... 3,125,235     95,882,210            1.1%
*   Charter Communications, Inc., Class A.............    76,071     24,370,866            0.3%
    Comcast Corp., Class A............................ 2,173,428     82,894,544            0.9%
*   Facebook, Inc., Class A...........................   281,099     42,668,017            0.5%
    Verizon Communications, Inc....................... 1,334,445     76,183,465            0.9%
    Walt Disney Co. (The).............................   526,803     60,492,789            0.7%
    Other Securities..................................              260,905,688            2.7%
                                                                 --------------           -----
TOTAL COMMUNICATION SERVICES..........................              721,031,582            7.9%
                                                                 --------------           -----
CONSUMER DISCRETIONARY -- (11.2%)
*   Amazon.com, Inc...................................    78,026    124,686,328            1.4%
    Home Depot, Inc. (The)............................   205,984     36,228,466            0.4%
    Other Securities..................................              919,119,627           10.1%
                                                                 --------------           -----
TOTAL CONSUMER DISCRETIONARY..........................            1,080,034,421           11.9%
                                                                 --------------           -----
CONSUMER STAPLES -- (5.6%)
    Altria Group, Inc.................................   365,786     23,790,721            0.3%
    Coca-Cola Co. (The)...............................   760,646     36,419,730            0.4%
    PepsiCo, Inc......................................   232,680     26,148,578            0.3%
    Procter & Gamble Co. (The)........................   458,732     40,680,354            0.4%
    Walmart, Inc......................................   685,993     68,791,378            0.8%
    Other Securities..................................              344,947,911            3.7%
                                                                 --------------           -----
TOTAL CONSUMER STAPLES................................              540,778,672            5.9%
                                                                 --------------           -----
ENERGY -- (5.6%)
    Chevron Corp......................................   448,370     50,060,510            0.6%
    Exxon Mobil Corp.................................. 1,172,361     93,413,724            1.0%
    Marathon Petroleum Corp...........................   423,690     29,848,960            0.3%
    Other Securities..................................              368,540,648            4.0%
                                                                 --------------           -----
TOTAL ENERGY..........................................              541,863,842            5.9%
                                                                 --------------           -----
FINANCIALS -- (16.8%)
    American Express Co...............................   272,571     28,001,219            0.3%
    Bank of America Corp.............................. 2,439,613     67,089,358            0.7%
*   Berkshire Hathaway, Inc., Class B.................   371,183     76,196,446            0.8%
    Citigroup, Inc....................................   630,926     41,300,416            0.5%
    JPMorgan Chase & Co............................... 1,060,963    115,666,186            1.3%
    U.S. Bancorp......................................   445,407     23,281,424            0.3%
    Wells Fargo & Co.................................. 1,393,576     74,180,051            0.8%
    Other Securities..................................            1,198,610,471           13.1%
                                                                 --------------           -----
TOTAL FINANCIALS......................................            1,624,325,571           17.8%
                                                                 --------------           -----
HEALTH CARE -- (11.6%)
    Abbott Laboratories...............................   386,097     26,617,527            0.3%
    Aetna, Inc........................................   117,503     23,312,595            0.3%
    Amgen, Inc........................................   138,369     26,676,160            0.3%
    CVS Health Corp...................................   339,252     24,558,452            0.3%
*   Express Scripts Holding Co........................   252,286     24,464,173            0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS++
                                                       --------- -------------- ---------------
HEALTH CARE -- (Continued)
    Gilead Sciences, Inc..............................   347,506 $   23,692,959            0.3%
    Johnson & Johnson.................................   524,505     73,425,455            0.8%
    Merck & Co., Inc..................................   600,469     44,200,523            0.5%
    Pfizer, Inc....................................... 2,030,930     87,451,846            1.0%
    Thermo Fisher Scientific, Inc.....................    99,017     23,135,322            0.3%
    UnitedHealth Group, Inc...........................   234,939     61,401,308            0.7%
    Other Securities..................................              676,060,207            7.1%
                                                                 --------------          ------
TOTAL HEALTH CARE.....................................            1,114,996,527           12.2%
                                                                 --------------          ------
INDUSTRIALS -- (13.2%)
    Boeing Co. (The)..................................   101,545     36,034,259            0.4%
    Union Pacific Corp................................   237,535     34,732,368            0.4%
    United Technologies Corp..........................   294,265     36,550,656            0.4%
    Other Securities..................................            1,166,885,388           12.8%
                                                                 --------------          ------
TOTAL INDUSTRIALS.....................................            1,274,202,671           14.0%
                                                                 --------------          ------
INFORMATION TECHNOLOGY -- (16.9%)
    Apple, Inc........................................ 1,193,559    261,222,323            2.9%
    Cisco Systems, Inc................................ 1,672,490     76,516,417            0.8%
    Intel Corp........................................ 1,852,635     86,851,529            1.0%
    International Business Machines Corp..............   200,795     23,177,767            0.3%
    Mastercard, Inc., Class A.........................   167,153     33,041,134            0.4%
*   Micron Technology, Inc............................   649,261     24,490,125            0.3%
    Microsoft Corp.................................... 1,397,830    149,302,222            1.6%
    NVIDIA Corp.......................................   162,000     34,154,460            0.4%
    Oracle Corp.......................................   481,175     23,500,587            0.3%
#   QUALCOMM, Inc.....................................   467,869     29,424,281            0.3%
#   Visa, Inc., Class A...............................   350,018     48,249,981            0.5%
    Other Securities..................................              845,926,635            9.2%
                                                                 --------------          ------
TOTAL INFORMATION TECHNOLOGY..........................            1,635,857,461           18.0%
                                                                 --------------          ------
MATERIALS -- (3.9%)
    Other Securities..................................              372,180,826            4.1%
                                                                 --------------          ------
REAL ESTATE -- (0.3%)
    Other Securities..................................               33,123,741            0.4%
                                                                 --------------          ------
UTILITIES -- (1.8%)
    Other Securities..................................              171,949,605            1.9%
                                                                 --------------          ------
TOTAL COMMON STOCKS...................................            9,110,344,919          100.0%
                                                                 --------------          ------
PREFERRED STOCKS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
    Other Security....................................                  231,147            0.0%
                                                                 --------------          ------
RIGHTS/WARRANTS -- (0.0%)
    Other Securities..................................                   38,870            0.0%
                                                                 --------------          ------
TOTAL INVESTMENT SECURITIES...........................            9,110,614,936
                                                                 --------------

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS++
                                                      ---------- -------------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   State Street Institutional U.S. Government Money
     Market Fund, 2.090%.............................     41,042 $       41,042        0.0%
                                                                 --------------      -----
SECURITIES LENDING COLLATERAL -- (5.6%)
@(S) DFA Short Term Investment Fund.................. 47,035,270    544,198,078        5.9%
                                                                 --------------      -----
TOTAL INVESTMENTS--(100.0%)
  (Cost $5,973,895,961)..............................            $9,654,854,056      105.9%
                                                                 ==============      =====

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Communication Services..... $  721,031,582           --   --    $  721,031,582
   Consumer Discretionary.....  1,080,034,421           --   --     1,080,034,421
   Consumer Staples...........    540,778,672           --   --       540,778,672
   Energy.....................    541,863,842           --   --       541,863,842
   Financials.................  1,624,314,471 $     11,100   --     1,624,325,571
   Health Care................  1,114,996,527           --   --     1,114,996,527
   Industrials................  1,274,202,671           --   --     1,274,202,671
   Information Technology.....  1,635,857,461           --   --     1,635,857,461
   Materials..................    372,127,869       52,957   --       372,180,826
   Real Estate................     33,123,741           --   --        33,123,741
   Utilities..................    171,949,605           --   --       171,949,605
Preferred Stocks
   Consumer Discretionary.....        231,147           --   --           231,147
Rights/Warrants
   Consumer Discretionary.....             --        3,867   --             3,867
   Information Technology.....         35,003           --   --            35,003
Temporary Cash Investments....         41,042           --   --            41,042
Securities Lending Collateral.             --  544,198,078   --       544,198,078
                               -------------- ------------   --    --------------
TOTAL......................... $9,110,588,054 $544,266,002   --    $9,654,854,056
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                        PERCENTAGE
                                                SHARES     VALUE>>    OF NET ASSETS++
                                               --------- ------------ ---------------
COMMON STOCKS -- (98.5%)
AUSTRALIA -- (5.3%)
   Australia & New Zealand Banking Group, Ltd. 3,147,229 $ 57,929,970       1.6%
   Woodside Petroleum, Ltd....................   798,001   19,647,000       0.5%
   Other Securities...........................            117,403,975       3.2%
                                                         ------------       ---
TOTAL AUSTRALIA...............................            194,980,945       5.3%
                                                         ------------       ---
AUSTRIA -- (0.1%)
   Other Securities...........................              4,243,544       0.1%
                                                         ------------       ---
BELGIUM -- (1.2%)
   Other Securities...........................             44,666,477       1.2%
                                                         ------------       ---
CANADA -- (8.5%)
   Bank of Montreal...........................   452,113   33,790,926       0.9%
   Canadian Natural Resources, Ltd............   745,213   20,359,219       0.6%
   Suncor Energy, Inc.........................   906,250   30,399,943       0.8%
   Other Securities...........................            224,473,530       6.1%
                                                         ------------       ---
TOTAL CANADA..................................            309,023,618       8.4%
                                                         ------------       ---
DENMARK -- (1.6%)
   Other Securities...........................             58,847,471       1.6%
                                                         ------------       ---
FINLAND -- (1.1%)
   Other Securities...........................             38,501,422       1.0%
                                                         ------------       ---
FRANCE -- (10.0%)
   AXA SA.....................................   608,078   15,218,170       0.4%
   BNP Paribas SA.............................   733,922   38,247,643       1.1%
   Cie de Saint-Gobain........................   425,525   16,030,137       0.4%
   Orange SA.................................. 1,970,214   30,751,789       0.8%
   Peugeot SA.................................   931,406   22,140,249       0.6%
   Renault SA.................................   306,737   22,905,252       0.6%
   Societe Generale SA........................   442,588   16,224,274       0.5%
   Total SA................................... 2,007,477  117,789,565       3.2%
   Other Securities...........................             85,411,135       2.3%
                                                         ------------       ---
TOTAL FRANCE..................................            364,718,214       9.9%
                                                         ------------       ---
GERMANY -- (6.5%)
   Bayerische Motoren Werke AG................   355,620   30,622,722       0.8%
   Daimler AG.................................   842,930   49,932,307       1.4%
   Deutsche Telekom AG........................ 1,350,731   22,154,253       0.6%
   RWE AG.....................................   912,589   17,753,698       0.5%
   Other Securities...........................            116,245,437       3.2%
                                                         ------------       ---
TOTAL GERMANY.................................            236,708,417       6.5%
                                                         ------------       ---
HONG KONG -- (2.9%)
   CK Hutchison Holdings, Ltd................. 2,105,348   21,205,315       0.6%
   Sun Hung Kai Properties, Ltd............... 1,360,934   17,686,942       0.5%
   Other Securities...........................             66,288,085       1.8%
                                                         ------------       ---
TOTAL HONG KONG...............................            105,180,342       2.9%
                                                         ------------       ---

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                                   PERCENTAGE
                                           SHARES     VALUE>>    OF NET ASSETS++
                                         ---------- ------------ ---------------
IRELAND -- (0.4%)
   Other Securities.....................            $ 14,299,564       0.4%
                                                    ------------      ----
ISRAEL -- (0.5%)
   Other Securities.....................              16,901,959       0.5%
                                                    ------------      ----
ITALY -- (1.7%)
   Other Securities.....................              63,336,103       1.7%
                                                    ------------      ----
JAPAN -- (23.2%)
   Hitachi, Ltd.........................    786,800   24,052,629       0.7%
   Honda Motor Co., Ltd.................  1,399,700   39,955,180       1.1%
   JXTG Holdings, Inc...................  2,647,886   17,891,719       0.5%
   Mitsubishi Corp......................    761,900   21,443,896       0.6%
   Mitsubishi UFJ Financial Group, Inc..  3,959,034   23,962,008       0.7%
   Nissan Motor Co., Ltd................  1,904,600   17,327,589       0.5%
   Sumitomo Mitsui Financial Group, Inc.    899,227   35,011,485       1.0%
   Toyota Motor Corp....................  1,640,788   96,118,887       2.6%
   Other Securities.....................             569,966,358      15.4%
                                                    ------------      ----
TOTAL JAPAN.............................             845,729,751      23.1%
                                                    ------------      ----
NETHERLANDS -- (3.5%)
   ING Groep NV.........................  1,741,138   20,599,389       0.6%
   Koninklijke Ahold Delhaize NV........  1,350,935   30,923,590       0.8%
   Koninklijke DSM NV...................    203,445   17,762,540       0.5%
   Other Securities.....................              59,961,136       1.6%
                                                    ------------      ----
TOTAL NETHERLANDS.......................             129,246,655       3.5%
                                                    ------------      ----
NEW ZEALAND -- (0.2%)
   Other Securities.....................               7,036,809       0.2%
                                                    ------------      ----
NORWAY -- (0.9%)
   Other Securities.....................              32,962,637       0.9%
                                                    ------------      ----
PORTUGAL -- (0.0%)
   Other Security.......................               1,699,774       0.0%
                                                    ------------      ----
SINGAPORE -- (1.0%)
   Other Securities.....................              34,965,948       1.0%
                                                    ------------      ----
SOUTH AFRICA -- (0.1%)
   Other Securities.....................               2,098,485       0.1%
                                                    ------------      ----
SPAIN -- (2.6%)
   Banco Santander SA................... 12,032,105   57,248,199       1.6%
   Repsol SA............................  1,639,072   29,288,322       0.8%
   Other Securities.....................               8,722,620       0.2%
                                                    ------------      ----
TOTAL SPAIN.............................              95,259,141       2.6%
                                                    ------------      ----
SWEDEN -- (2.5%)
   Other Securities.....................              91,811,850       2.5%
                                                    ------------      ----
SWITZERLAND -- (8.5%)
   Cie Financiere Richemont SA..........    390,933   28,573,521       0.8%
   Novartis AG..........................    660,996   57,884,937       1.6%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                                                 PERCENTAGE
                                                       SHARES      VALUE>>     OF NET ASSETS++
                                                     ---------- -------------- ---------------
SWITZERLAND -- (Continued)
   Novartis AG, Sponsored ADR.......................    294,324 $   25,741,577       0.7%
   Swiss Re AG......................................    192,794     17,396,323       0.5%
   UBS Group AG.....................................  1,836,835     25,673,653       0.7%
   Zurich Insurance Group AG........................    133,732     41,521,263       1.1%
   Other Securities.................................               113,660,023       3.1%
                                                                --------------      ----
TOTAL SWITZERLAND...................................               310,451,297       8.5%
                                                                --------------      ----
UNITED KINGDOM -- (15.8%)
   Anglo American P.L.C.............................  1,571,950     33,550,721       0.9%
   Aviva P.L.C......................................  3,747,107     20,477,510       0.6%
   BP P.L.C., Sponsored ADR.........................  2,542,136    110,252,450       3.0%
   British American Tobacco P.L.C...................    344,163     14,919,557       0.4%
   Glencore P.L.C...................................  7,476,559     30,427,048       0.8%
   HSBC Holdings P.L.C..............................  1,825,724     15,024,984       0.4%
   HSBC Holdings P.L.C., Sponsored ADR..............  1,280,613     52,620,388       1.4%
   Lloyds Banking Group P.L.C....................... 55,268,044     40,331,226       1.1%
   Royal Dutch Shell P.L.C., Sponsored ADR, Class A.    928,485     58,670,951       1.6%
   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.    804,395     52,856,795       1.5%
   Vodafone Group P.L.C............................. 20,021,312     37,650,841       1.0%
   Other Securities.................................               107,416,392       2.9%
                                                                --------------      ----
TOTAL UNITED KINGDOM................................               574,198,863      15.6%
                                                                --------------      ----
UNITED STATES -- (0.4%)
   Other Security...................................                14,449,579       0.4%
                                                                --------------      ----
TOTAL COMMON STOCKS.................................             3,591,318,865      97.9%
                                                                --------------      ----
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
   Volkswagen AG....................................    195,267     32,805,426       0.9%
   Other Securities.................................                10,043,060       0.3%
                                                                --------------      ----
TOTAL GERMANY.......................................                42,848,486       1.2%
                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Security...................................                   467,446       0.0%
                                                                --------------      ----
TOTAL INVESTMENT SECURITIES.........................             3,634,634,797
                                                                --------------

                                                                   VALUE+
                                                                --------------
SECURITIES LENDING COLLATERAL -- (0.3%)
@(S) DFA Short Term Investment Fund.................    820,375      9,491,733       0.2%
                                                                --------------      ----
TOTAL INVESTMENTS--(100.0%)
  (Cost $3,527,798,561).............................            $3,644,126,530      99.3%
                                                                ==============      ====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of October 31, 2018, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL                 APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE     MARKET VALUE (DEPRECIATION)
-----------               --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future...    41      12/21/18  $ 3,979,194 $ 3,715,625   $  (263,569)
S&P 500(R) Emini Index...    87      12/21/18   12,586,298  11,793,285      (793,013)
                                               ----------- -----------   -----------
TOTAL FUTURES CONTRACTS..                      $16,565,492 $15,508,910   $(1,056,582)
                                               =========== ===========   ===========

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------------
                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                               ------------  -------------- ------- --------------
Common Stocks
   Australia.................. $  1,112,987  $  193,867,958   --    $  194,980,945
   Austria....................           --       4,243,544   --         4,243,544
   Belgium....................           --      44,666,477   --        44,666,477
   Canada.....................  309,023,618              --   --       309,023,618
   Denmark....................           --      58,847,471   --        58,847,471
   Finland....................           --      38,501,422   --        38,501,422
   France.....................           --     364,718,214   --       364,718,214
   Germany....................   15,629,070     221,079,347   --       236,708,417
   Hong Kong..................           --     105,180,342   --       105,180,342
   Ireland....................    3,119,485      11,180,079   --        14,299,564
   Israel.....................           --      16,901,959   --        16,901,959
   Italy......................    4,211,098      59,125,005   --        63,336,103
   Japan......................   14,692,395     831,037,356   --       845,729,751
   Netherlands................    8,144,661     121,101,994   --       129,246,655
   New Zealand................           --       7,036,809   --         7,036,809
   Norway.....................    1,429,254      31,533,383   --        32,962,637
   Portugal...................           --       1,699,774   --         1,699,774
   Singapore..................           --      34,965,948   --        34,965,948
   South Africa...............           --       2,098,485   --         2,098,485
   Spain......................        9,866      95,249,275   --        95,259,141
   Sweden.....................           --      91,811,850   --        91,811,850
   Switzerland................   31,258,031     279,193,266   --       310,451,297
   United Kingdom.............  303,585,458     270,613,405   --       574,198,863
   United States..............   14,449,579              --   --        14,449,579
Preferred Stocks
   Germany....................           --      42,848,486   --        42,848,486
Rights/Warrants
   Spain......................           --         467,446   --           467,446
Securities Lending Collateral.           --       9,491,733   --         9,491,733
Futures Contracts**...........   (1,056,582)             --   --        (1,056,582)
                               ------------  --------------   --    --------------
TOTAL......................... $705,608,920  $2,937,461,028   --    $3,643,069,948
                               ============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                                   PERCENTAGE
                                                           SHARES     VALUE>>    OF NET ASSETS++
                                                         ---------- ------------ ---------------
COMMON STOCKS -- (98.6%)
AUSTRALIA -- (4.7%)
   Australia & New Zealand Banking Group, Ltd...........    276,975 $  5,098,184       0.2%
   BHP Billiton, Ltd....................................    414,517    9,564,420       0.3%
   Commonwealth Bank of Australia.......................    143,493    7,055,671       0.2%
   Macquarie Group, Ltd.................................     70,545    5,882,918       0.2%
   Other Securities.....................................             128,526,930       3.8%
                                                                    ------------       ---
TOTAL AUSTRALIA.........................................             156,128,123       4.7%
                                                                    ------------       ---
AUSTRIA -- (0.5%)
   Other Securities.....................................              15,913,781       0.5%
                                                                    ------------       ---
BELGIUM -- (0.8%)
   Other Securities.....................................              27,551,784       0.8%
                                                                    ------------       ---
BRAZIL -- (1.6%)
   Vale SA..............................................    523,253    7,973,577       0.3%
   Other Securities.....................................              44,558,946       1.3%
                                                                    ------------       ---
TOTAL BRAZIL............................................              52,532,523       1.6%
                                                                    ------------       ---
CANADA -- (6.7%)
   Bank of Montreal.....................................     68,197    5,097,044       0.2%
   Barrick Gold Corp....................................    417,456    5,239,073       0.2%
   Canadian Natural Resources, Ltd......................    184,046    5,028,137       0.2%
   Royal Bank of Canada.................................     69,446    5,058,447       0.2%
   Toronto-Dominion Bank (The)..........................     92,478    5,130,213       0.2%
   Other Securities.....................................             199,234,478       5.7%
                                                                    ------------       ---
TOTAL CANADA............................................             224,787,392       6.7%
                                                                    ------------       ---
CHILE -- (0.3%)
   Other Securities.....................................               9,773,654       0.3%
                                                                    ------------       ---
CHINA -- (7.1%)
   China Construction Bank Corp., Class H............... 11,608,200    9,211,649       0.3%
   China Mobile, Ltd....................................    581,500    5,447,421       0.2%
   Industrial & Commercial Bank of China, Ltd., Class H.  7,423,460    5,036,614       0.2%
   Ping An Insurance Group Co. of China, Ltd., Class H..    833,000    7,875,205       0.3%
   Tencent Holdings, Ltd................................    213,700    7,321,204       0.2%
   Other Securities.....................................             204,260,515       5.9%
                                                                    ------------       ---
TOTAL CHINA.............................................             239,152,608       7.1%
                                                                    ------------       ---
COLOMBIA -- (0.1%)
   Other Securities.....................................               3,385,941       0.1%
                                                                    ------------       ---
CZECH REPUBLIC -- (0.0%)
   Other Securities.....................................               1,385,766       0.0%
                                                                    ------------       ---
DENMARK -- (1.3%)
   Other Securities.....................................              42,601,338       1.3%
                                                                    ------------       ---
EGYPT -- (0.0%)
   Other Securities.....................................                 153,952       0.0%
                                                                    ------------       ---

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                        PERCENTAGE
                                                 SHARES    VALUE>>    OF NET ASSETS++
                                                 ------- ------------ ---------------
FINLAND -- (1.4%)
   UPM-Kymmene Oyj.............................. 210,965 $  6,782,258       0.2%
   Other Securities.............................           40,934,213       1.2%
                                                         ------------       ---
TOTAL FINLAND...................................           47,716,471       1.4%
                                                         ------------       ---
FRANCE -- (5.7%)
   BNP Paribas SA............................... 103,478    5,392,657       0.2%
   Cie Generale des Etablissements Michelin SCA.  50,834    5,204,107       0.2%
   Orange SA.................................... 418,276    6,528,598       0.2%
   Peugeot SA................................... 246,391    5,856,907       0.2%
   Total SA..................................... 242,258   14,214,591       0.4%
   Other Securities.............................          154,716,330       4.5%
                                                         ------------       ---
TOTAL FRANCE....................................          191,913,190       5.7%
                                                         ------------       ---
GERMANY -- (5.2%)
   Allianz SE...................................  35,978    7,494,931       0.2%
   BASF SE...................................... 142,972   10,971,458       0.3%
   Bayerische Motoren Werke AG..................  66,236    5,703,635       0.2%
   Daimler AG................................... 188,486   11,165,270       0.3%
   Deutsche Telekom AG.......................... 519,957    8,528,166       0.3%
   Other Securities.............................          129,496,599       3.9%
                                                         ------------       ---
TOTAL GERMANY...................................          173,360,059       5.2%
                                                         ------------       ---
GREECE -- (0.1%)
   Other Securities.............................            2,236,126       0.1%
                                                         ------------       ---
HONG KONG -- (1.9%)
   AIA Group, Ltd............................... 812,000    6,176,919       0.2%
   Other Securities.............................           58,113,415       1.7%
                                                         ------------       ---
TOTAL HONG KONG.................................           64,290,334       1.9%
                                                         ------------       ---
HUNGARY -- (0.1%)
   Other Securities.............................            3,128,308       0.1%
                                                         ------------       ---
INDIA -- (2.7%)
   Other Securities.............................           91,106,084       2.7%
                                                         ------------       ---
INDONESIA -- (0.6%)
   Other Securities.............................           19,088,223       0.6%
                                                         ------------       ---
IRELAND -- (0.5%)
   Other Securities.............................           15,263,223       0.5%
                                                         ------------       ---
ISRAEL -- (0.6%)
   Other Securities.............................           18,997,116       0.6%
                                                         ------------       ---
ITALY -- (2.1%)
   Other Securities.............................           69,713,996       2.1%
                                                         ------------       ---
JAPAN -- (17.9%)
   Honda Motor Co., Ltd......................... 249,900    7,133,528       0.2%
   Toyota Motor Corp............................ 270,373   15,838,702       0.5%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                PERCENTAGE
                                         SHARES    VALUE>>    OF NET ASSETS++
  -                                      ------- ------------ ---------------
  JAPAN -- (Continued)
     Other Securities...................         $578,697,330      17.3%
                                                 ------------      ----
  TOTAL JAPAN...........................          601,669,560      18.0%
                                                 ------------      ----
  MALAYSIA -- (0.7%)
     Other Securities...................           22,641,883       0.7%
                                                 ------------      ----
  MEXICO -- (0.7%)
     Other Securities...................           24,991,371       0.7%
                                                 ------------      ----
  NETHERLANDS -- (2.1%)
     Akzo Nobel NV......................  64,558    5,420,613       0.2%
     Koninklijke Ahold Delhaize NV...... 233,772    5,351,161       0.2%
     Other Securities...................           60,660,240       1.7%
                                                 ------------      ----
  TOTAL NETHERLANDS.....................           71,432,014       2.1%
                                                 ------------      ----
  NEW ZEALAND -- (0.4%)
     Other Securities...................           12,145,172       0.4%
                                                 ------------      ----
  NORWAY -- (0.8%)
     Other Securities...................           25,858,980       0.8%
                                                 ------------      ----
  PERU -- (0.0%)
     Other Securities...................              778,357       0.0%
                                                 ------------      ----
  PHILIPPINES -- (0.3%)
     Other Securities...................            8,854,151       0.3%
                                                 ------------      ----
  POLAND -- (0.3%)
     Other Securities...................           10,653,612       0.3%
                                                 ------------      ----
  PORTUGAL -- (0.2%)
     Other Securities...................            6,829,369       0.2%
                                                 ------------      ----
  RUSSIA -- (0.3%)
     Other Securities...................            9,057,066       0.3%
                                                 ------------      ----
  SINGAPORE -- (0.8%)
     Other Securities...................           26,151,286       0.8%
                                                 ------------      ----
  SOUTH AFRICA -- (1.9%)
     Other Securities...................           62,347,546       1.9%
                                                 ------------      ----
  SOUTH KOREA -- (3.7%)
     Samsung Electronics Co., Ltd....... 283,550   10,614,918       0.3%
     Samsung Electronics Co., Ltd., GDR.   8,033    7,503,333       0.3%
     Other Securities...................          105,002,590       3.1%
                                                 ------------      ----
  TOTAL SOUTH KOREA.....................          123,120,841       3.7%
                                                 ------------      ----
  SPAIN -- (1.7%)
     Iberdrola S.A...................... 808,851    5,723,284       0.2%
     Other Securities...................           52,767,370       1.5%
                                                 ------------      ----
  TOTAL SPAIN...........................           58,490,654       1.7%
                                                 ------------      ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE>>     OF NET ASSETS++
                                                     --------- -------------- ---------------
SWEDEN -- (2.1%)
   Other Securities.................................           $   71,076,482       2.1%
                                                               --------------      ----
SWITZERLAND -- (4.5%)
   Nestle SA........................................   261,736     22,096,560       0.7%
   Novartis AG, Sponsored ADR.......................   118,999     10,407,653       0.3%
   Roche Holding AG.................................    27,332      6,651,581       0.2%
   Zurich Insurance Group AG........................    17,116      5,314,195       0.2%
   Other Securities.................................              104,980,771       3.1%
                                                               --------------      ----
TOTAL SWITZERLAND...................................              149,450,760       4.5%
                                                               --------------      ----
TAIWAN -- (3.5%)
   Other Securities.................................              119,031,534       3.5%
                                                               --------------      ----
THAILAND -- (0.7%)
   Other Securities.................................               24,961,173       0.7%
                                                               --------------      ----
TURKEY -- (0.2%)
   Other Securities.................................                7,347,285       0.2%
                                                               --------------      ----
UNITED KINGDOM -- (11.7%)
   Anglo American P.L.C.............................   444,183      9,480,365       0.3%
   BP P.L.C., Sponsored ADR.........................   470,074     20,387,113       0.6%
   Glencore P.L.C................................... 1,714,273      6,976,507       0.2%
   HSBC Holdings P.L.C., Sponsored ADR..............   277,437     11,399,886       0.4%
   Rio Tinto P.L.C., Sponsored ADR..................   118,367      5,834,309       0.2%
   Royal Dutch Shell P.L.C., Class A................   177,300      5,648,428       0.2%
   Royal Dutch Shell P.L.C., Sponsored ADR, Class A.   181,989     11,499,868       0.4%
   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.   143,548      9,432,539       0.3%
   Tesco P.L.C...................................... 2,119,528      5,772,373       0.2%
   Vodafone Group P.L.C............................. 3,104,646      5,838,406       0.2%
   Other Securities.................................              301,357,531       8.7%
                                                               --------------      ----
TOTAL UNITED KINGDOM................................              393,627,325      11.7%
                                                               --------------      ----
UNITED STATES -- (0.1%)
   Other Securities.................................                4,999,633       0.1%
                                                               --------------      ----
TOTAL COMMON STOCKS.................................            3,305,696,046      98.7%
                                                               --------------      ----
PREFERRED STOCKS -- (0.8%)
BRAZIL -- (0.4%)
   Other Securities.................................               13,966,516       0.5%
                                                               --------------      ----
CHILE -- (0.0%)
   Other Securities.................................                  101,974       0.0%
                                                               --------------      ----
COLOMBIA -- (0.0%)
   Other Securities.................................                  480,537       0.0%
                                                               --------------      ----
GERMANY -- (0.4%)
   Volkswagen AG....................................    38,425      6,455,512       0.2%
   Other Securities.................................                7,141,158       0.2%
                                                               --------------      ----
TOTAL GERMANY.......................................               13,596,670       0.4%
                                                               --------------      ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE>>     OF NET ASSETS++
                                         --------- -------------- ---------------
UNITED KINGDOM -- (0.0%)
   Other Securities.....................           $       20,140        0.0%
                                                   --------------      -----
TOTAL PREFERRED STOCKS..................               28,165,837        0.9%
                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.....................                   95,706        0.0%
                                                   --------------      -----
TOTAL INVESTMENT SECURITIES.............            3,333,957,589
                                                   --------------

                                                      VALUE+
                                                   --------------
SECURITIES LENDING COLLATERAL -- (0.6%)
@(S) DFA Short Term Investment Fund..... 1,750,997     20,259,031        0.6%
                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,033,486,655).................           $3,354,216,620      100.2%
                                                   ==============

Summary of the Portfolio's investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
       Common Stocks
          Australia...... $  3,263,468 $152,864,655   --    $156,128,123
          Austria........           --   15,913,781   --      15,913,781
          Belgium........      781,954   26,769,830   --      27,551,784
          Brazil.........   52,532,523           --   --      52,532,523
          Canada.........  224,787,392           --   --     224,787,392
          Chile..........    2,507,326    7,266,328   --       9,773,654
          China..........   28,359,402  210,793,206   --     239,152,608
          Colombia.......    3,385,941           --   --       3,385,941
          Czech Republic.           --    1,385,766   --       1,385,766
          Denmark........      899,008   41,702,330   --      42,601,338
          Egypt..........       22,690      131,262   --         153,952
          Finland........       26,982   47,689,489   --      47,716,471
          France.........    2,527,979  189,385,211   --     191,913,190
          Germany........    6,228,304  167,131,755   --     173,360,059
          Greece.........           --    2,236,126   --       2,236,126
          Hong Kong......      207,590   64,082,744   --      64,290,334
          Hungary........           --    3,128,308   --       3,128,308
          India..........    2,717,927   88,388,157   --      91,106,084
          Indonesia......      290,052   18,798,171   --      19,088,223
          Ireland........    2,670,938   12,592,285   --      15,263,223
          Israel.........    2,751,458   16,245,658   --      18,997,116
          Italy..........    2,053,255   67,660,741   --      69,713,996
          Japan..........   14,889,498  586,780,062   --     601,669,560
          Malaysia.......           --   22,641,883   --      22,641,883
          Mexico.........   24,989,608        1,763   --      24,991,371
          Netherlands....   12,487,576   58,944,438   --      71,432,014
          New Zealand....      158,520   11,986,652   --      12,145,172
          Norway.........    1,009,453   24,849,527   --      25,858,980
          Peru...........      778,357           --   --         778,357
          Philippines....      120,033    8,734,118   --       8,854,151
          Poland.........           --   10,653,612   --      10,653,612

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
   Portugal...................           -- $    6,829,369   --    $    6,829,369
   Russia..................... $  2,838,815      6,218,251   --         9,057,066
   Singapore..................       11,416     26,139,870   --        26,151,286
   South Africa...............    6,128,795     56,218,751   --        62,347,546
   South Korea................    4,911,727    118,209,114   --       123,120,841
   Spain......................    3,100,117     55,390,537   --        58,490,654
   Sweden.....................      596,029     70,480,453   --        71,076,482
   Switzerland................   17,389,023    132,061,737   --       149,450,760
   Taiwan.....................    5,275,714    113,755,820   --       119,031,534
   Thailand...................   24,949,253         11,920   --        24,961,173
   Turkey.....................       47,250      7,300,035   --         7,347,285
   United Kingdom.............   88,055,669    305,571,656   --       393,627,325
   United States..............    4,999,633             --   --         4,999,633
Preferred Stocks
   Brazil.....................   13,966,516             --   --        13,966,516
   Chile......................           --        101,974   --           101,974
   Colombia...................      480,537             --   --           480,537
   Germany....................           --     13,596,670   --        13,596,670
   United Kingdom.............           --         20,140   --            20,140
Rights/Warrants
   Canada.....................           --            272   --               272
   Chile......................           --          1,785   --             1,785
   France.....................           --             10   --                10
   Indonesia..................           --         18,561   --            18,561
   Japan......................           --          2,765   --             2,765
   Malaysia...................           --            264   --               264
   South Korea................           --          5,551   --             5,551
   Spain......................           --         57,232   --            57,232
   Sweden.....................           --          3,113   --             3,113
   Taiwan.....................           --          4,355   --             4,355
   Thailand...................           --          1,798   --             1,798
Securities Lending Collateral.           --     20,259,031   --        20,259,031
                               ------------ --------------   --    --------------
TOTAL......................... $563,197,728 $2,791,018,892   --    $3,354,216,620
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               TAX-MANAGED
                                                                  U.S.        TAX-MANAGED     TAX-MANAGED     TAX-MANAGED
                                                               MARKETWIDE     U.S. EQUITY    U.S. TARGETED   U.S. SMALL CAP
                                                             VALUE PORTFOLIO  PORTFOLIO*    VALUE PORTFOLIO*   PORTFOLIO*
                                                             --------------- -------------- ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value....... $    4,988,229              --              --              --
Investments at Value (including $0, $261,462, $681,397 and
  $642,759 of securities on loan, respectively).............             --  $    3,550,335  $    4,569,112  $    2,970,439
Temporary Cash Investments at Value & Cost..................             --           9,882          15,083          10,022
Collateral from Securities on Loan Invested in Affiliate at
  Value (including cost of $0, $136,942, $386,452 and
  $371,327).................................................             --         136,946         386,467         371,336
Receivables:
   Investment Securities/Affiliated Investment Company
     Sold...................................................             --              --         150,399          94,928
   Dividends and Interest...................................             --           2,899           1,649             762
   Securities Lending Income................................             --              37              94             155
   Fund Shares Sold.........................................          1,558           3,957           4,912           2,833
Prepaid Expenses and Other Assets...........................             32              26              45              31
                                                             --------------  --------------  --------------  --------------
       Total Assets.........................................      4,989,819       3,704,082       5,127,761       3,450,506
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.........................             --         136,943         386,455         371,354
   Investment Securities/Affiliated Investment Company
     Purchased..............................................             --           2,921         132,072          89,797
   Fund Shares Redeemed.....................................          1,437             999           4,071           2,102
   Due to Advisor...........................................            652             622           1,707           1,308
Accrued Expenses and Other Liabilities......................            200             313             416             265
                                                             --------------  --------------  --------------  --------------
       Total Liabilities....................................          2,289         141,798         524,721         464,826
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    4,987,530  $    3,562,284  $    4,603,040  $    2,985,680
                                                             ==============  ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).....................    165,843,062     121,012,744     130,879,278      69,719,330
                                                             ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE........................................... $        30.07  $        29.44  $        35.17  $        42.82
                                                             ==============  ==============  ==============  ==============
Investments at Cost.........................................            N/A  $    1,834,843  $    2,871,479  $    1,687,987
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    2,677,237  $    1,829,386  $    2,751,391  $    1,624,567
Total Distributable Earnings (Loss).........................      2,310,293       1,732,898       1,851,649       1,361,113
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    4,987,530  $    3,562,284  $    4,603,040  $    2,985,680
                                                             ==============  ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED.............................  1,700,000,000   1,500,000,000   1,700,000,000   1,500,000,000
                                                             ==============  ==============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                    TAX-MANAGED    T.A. WORLD EX
                                                                                   T.A. U.S. CORE       DFA          U.S. CORE
                                                                                      EQUITY 2     INTERNATIONAL      EQUITY
                                                                                     PORTFOLIO*   VALUE PORTFOLIO*  PORTFOLIO*
                                                                                   -------------- ---------------- --------------
ASSETS:
Investments at Value (including $1,036,637, $9,033 and $46,600 of securities
  on loan, respectively).......................................................... $    9,110,615  $    3,634,635  $    3,333,958
Temporary Cash Investments at Value & Cost........................................             41              --              --
Collateral from Securities on Loan Invested in Affiliate at Value (including cost
  of $544,185, $9,492 and $20,258)................................................        544,198           9,492          20,259
Segregated Cash for Futures Contracts.............................................             --             707              --
Foreign Currencies at Value.......................................................             --          13,803           3,187
Cash..............................................................................             --           1,343              --
Receivables:
   Investment Securities Sold.....................................................             30           4,265           6,208
   Dividends, Interest and Tax Reclaims...........................................          6,838          16,536          10,149
   Securities Lending Income......................................................            173              10             172
   Fund Shares Sold...............................................................          7,232           3,861           8,672
   Futures Margin Variation.......................................................             --             142              --
Prepaid Expenses and Other Assets.................................................             65              48              41
                                                                                   --------------  --------------  --------------
       Total Assets...............................................................      9,669,192       3,684,842       3,382,646
                                                                                   --------------  --------------  --------------
LIABILITIES:
Payables:
   Due to Custodian...............................................................             --              --              57
   Upon Return of Securities Loaned...............................................        544,263           9,501          20,257
   Investment Securities Purchased................................................             30             302             139
   Fund Shares Redeemed...........................................................          9,421           4,425           6,533
   Due to Advisor.................................................................          1,759           1,623             947
   Line of Credit.................................................................             --              --           5,641
Unrealized Loss on Foreign Currency Contracts.....................................             --              --               1
Accrued Expenses and Other Liabilities............................................            687             344             368
                                                                                   --------------  --------------  --------------
       Total Liabilities..........................................................        556,160          16,195          33,943
                                                                                   --------------  --------------  --------------
NET ASSETS........................................................................ $    9,113,032  $    3,668,647  $    3,348,703
                                                                                   ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)...........................................    509,823,846     251,123,348     331,213,203
                                                                                   ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE........................................................................... $        17.87  $        14.61  $        10.11
                                                                                   ==============  ==============  ==============
Investments at Cost............................................................... $    5,429,670  $    3,518,307  $    3,013,229
                                                                                   ==============  ==============  ==============
Foreign Currencies at Cost........................................................ $           --  $       13,874  $        3,190
                                                                                   ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................... $    5,359,661  $    3,573,703  $    3,050,589
Total Distributable Earnings (Loss)...............................................      3,753,371          94,944         298,114
                                                                                   --------------  --------------  --------------
NET ASSETS........................................................................ $    9,113,032  $    3,668,647  $    3,348,703
                                                                                   ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED...................................................  2,000,000,000   1,700,000,000   1,500,000,000
                                                                                   ==============  ==============  ==============

--------
* See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                       TAX-MANAGED
                                                                          U.S.        TAX-MANAGED   TAX-MANAGED     TAX-MANAGED
                                                                       MARKETWIDE     U.S. EQUITY  U.S. TARGETED   U.S. SMALL CAP
                                                                    VALUE PORTFOLIO*# PORTFOLIO#  VALUE PORTFOLIO#   PORTFOLIO#
                                                                    ----------------- ----------- ---------------- --------------
INVESTMENT INCOME
Net Investment Income Allocated from Investment Company:
   Dividends (Net of Foreign Taxes Withheld of $6, $0, $0 and $0,
     respectively).................................................     $111,897             --             --              --
   Income from Securities Lending..................................          590             --             --              --
   Expenses Allocated from Affiliated Investment Companies.........      (10,690)            --             --              --
                                                                        --------       --------      ---------       ---------
       Total Net Investment Income Allocated from Investment
         Company:..................................................      101,797             --             --              --
                                                                        --------       --------      ---------       ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $4, $34 and
     $14, respectively)............................................           --       $ 63,584      $  71,822       $  39,975
   Income from Securities Lending..................................           --            787          2,707           3,111
                                                                        --------       --------      ---------       ---------
       Total Fund Investment Income................................           --         64,371         74,529          43,086
                                                                        --------       --------      ---------       ---------
FUND EXPENSES
   Investment Management Fees......................................       17,894          7,166         20,773          15,593
   Accounting & Transfer Agent Fees................................          114            224            339             219
   Custodian Fees..................................................           41                            64              44
   Filing Fees.....................................................           90             64            115              71
   Shareholders' Reports...........................................           75             47             78              59
   Directors'/Trustees' Fees & Expenses............................           20             14             20              12
   Professional Fees...............................................           18             54             70              46
   Other...........................................................           26             92            121              81
                                                                        --------       --------      ---------       ---------
       Total Fund Expenses.........................................       18,237          7,702         21,580          16,125
                                                                        --------       --------      ---------       ---------
   Fees (Waived), (Expenses Reimbursed), and/or Previously
     Waived Fees Recovered by Advisor (Note C).....................      (10,226)            --             --              --
                                                                        --------       --------      ---------       ---------
   Net Expenses....................................................        8,011          7,702         21,580          16,125
                                                                        --------       --------      ---------       ---------
   NET INVESTMENT INCOME (LOSS)....................................       93,786         56,669         52,949          26,961
                                                                        --------       --------      ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**................................           --         11,732        161,975          84,385
       Affiliated Investment Companies Shares Sold.................           --            (52)           (61)            (38)
       Transactions Allocated from Affiliated Investment
         Company**.................................................      162,485             --             --              --
       Futures.....................................................           --             --          1,400             485
       Foreign Currency Transactions...............................           --             --             --              (1)
   Change in Unrealized Appreciation (Depreciation) of:............
       Investment Securities and Foreign Currency..................           --        154,499       (343,543)       (108,814)
       Affiliated Investment Companies Shares......................           --             30             11              (7)
       Transactions Allocated from Affiliated Investment
         Company...................................................      (55,828)            --             --              --
                                                                        --------       --------      ---------       ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).........................      106,657        166,209       (180,218)        (23,990)
                                                                        --------       --------      ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................................     $200,443       $222,878      $(127,269)      $   2,971
                                                                        ========       ========      =========       =========

--------
** Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                            TAX-MANAGED    T.A. WORLD EX
                                                                           T.A. U.S. CORE       DFA          U.S. CORE
                                                                              EQUITY 2     INTERNATIONAL      EQUITY
                                                                             PORTFOLIO#   VALUE PORTFOLIO#  PORTFOLIO#
                                                                           -------------- ---------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $27, $13,484 and $10,221,
     respectively)........................................................    $154,599       $ 136,564       $ 101,131
   Income from Securities Lending.........................................       3,695           1,030           1,738
                                                                              --------       ---------       ---------
       Total Investment Income............................................     158,294         137,594         102,869
                                                                              --------       ---------       ---------
FUND EXPENSES
   Investment Management Fees.............................................      20,138          20,213          11,647
   Accounting & Transfer Agent Fees.......................................         537             296             264
   Custodian Fees.........................................................         103             306             658
   Filing Fees............................................................         238             113             127
   Shareholders' Reports..................................................          93              82              64
   Directors'/Trustees' Fees & Expenses...................................          36              17              14
   Professional Fees......................................................         126              76              82
   Other..................................................................         217             135             142
                                                                              --------       ---------       ---------
       Total Fund Expenses................................................      21,488          21,238          12,998
                                                                              --------       ---------       ---------
   Fees Paid Indirectly (Note C)..........................................          --            (301)           (170)
                                                                              --------       ---------       ---------
   Net Expenses...........................................................      21,488          20,937          12,828
                                                                              --------       ---------       ---------
   NET INVESTMENT INCOME (LOSS)...........................................     136,806         116,657          90,041
                                                                              --------       ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:...........................................
       Investment Securities Sold**.......................................      64,808          22,541          17,559
       Affiliated Investment Companies Shares Sold........................         (39)             (7)             (4)
       Futures............................................................         754           1,775             (41)
       Foreign Currency Transactions......................................          --          (1,905)         (1,043)
   Change in Unrealized Appreciation (Depreciation) of:...................
       Investment Securities and Foreign Currency.........................     119,633        (475,395)       (498,720)
       Affiliated Investment Companies Shares.............................         (36)             --               2
       Futures............................................................          --          (1,717)             --
       Translation of Foreign Currency Denominated Amounts................          --            (217)           (114)
                                                                              --------       ---------       ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)................................     185,120        (454,925)       (482,361)
                                                                              --------       ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........    $321,926       $(338,268)      $(392,320)
                                                                              ========       =========       =========

--------
** Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           TAX-MANAGED U.S.                                TAX-MANAGED U.S.
                                                           MARKETWIDE VALUE        TAX-MANAGED U.S.         TARGETED VALUE
                                                               PORTFOLIO           EQUITY PORTFOLIO            PORTFOLIO
                                                        ----------------------  ----------------------  ----------------------
                                                           YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                           ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                          OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                           2018        2017        2018        2017        2018        2017
                                                        ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................ $   93,786  $   84,869  $   56,669  $   51,331  $   52,949  $   45,243
   Net Realized Gain (Loss) on:
      Investment Securities Sold*,**...................         --     156,290      11,732     226,688     161,975     184,340
      Affiliated Investment Companies Shares
       Sold............................................         --          --         (52)         46         (61)         48
      Transactions Allocated from Affiliated
       Investment Company*,**..........................    162,485          --          --          --          --          --
      Futures..........................................         --          56          --       3,359       1,400       1,430
      Foreign Currency Transactions....................         --          --          --          --          --           2
   Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and Foreign
       Currency........................................         --     653,780     154,499     361,678    (343,543)    730,643
      Affiliated Investment Companies
       Shares..........................................         --          --          30         (59)         11         (86)
      Transactions Allocated from Affiliated
       Investment Company..............................    (55,828)         --          --          --          --          --
      Futures..........................................         --          --          --         507          --          --
                                                        ----------  ----------  ----------  ----------  ----------  ----------
         Net Increase (Decrease) in Net Assets
          Resulting from Operations....................    200,443     894,995     222,878     643,550    (127,269)    961,620
                                                        ----------  ----------  ----------  ----------  ----------  ----------
Distributions:^
      Institutional Class Shares.......................   (239,329)   (184,005)    (53,147)    (52,066)   (232,950)   (171,904)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
         Total Distributions...........................   (239,329)   (184,005)    (53,147)    (52,066)   (232,950)   (171,904)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.......................................    506,746     471,847     371,542     345,297     577,997     471,241
   Shares Issued in Lieu of Cash Distributions.........    236,687     181,793      52,131      50,784     230,649     170,374
   Shares Redeemed.....................................   (567,379)   (526,743)   (341,760)   (313,364)   (579,068)   (470,952)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
         Net Increase (Decrease) from Capital
          Share Transactions...........................    176,054     126,897      81,913      82,717     229,578     170,663
                                                        ----------  ----------  ----------  ----------  ----------  ----------
         Total Increase (Decrease) in Net
          Assets.......................................    137,168     837,887     251,644     674,201    (130,641)    960,379
NET ASSETS
   Beginning of Year...................................  4,850,362   4,012,475   3,310,640   2,636,439   4,733,681   3,773,302
                                                        ----------  ----------  ----------  ----------  ----------  ----------
   End of Year......................................... $4,987,530  $4,850,362  $3,562,284  $3,310,640  $4,603,040  $4,733,681
                                                        ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................     16,345      16,503      12,475      13,450      15,350      13,305
   Shares Issued in Lieu of Cash Distributions.........      7,725       6,410       1,747       1,962       6,204       4,750
   Shares Redeemed.....................................    (18,317)    (18,433)    (11,419)    (12,181)    (15,441)    (13,207)
                                                        ----------  ----------  ----------  ----------  ----------  ----------
         Net Increase (Decrease) from Shares
          Issued and Redeemed..........................      5,753       4,480       2,803       3,231       6,113       4,848
                                                        ==========  ==========  ==========  ==========  ==========  ==========

                                                           TAX-MANAGED U.S.
                                                          SMALL CAP PORTFOLIO
                                                        ----------------------
                                                           YEAR        YEAR
                                                           ENDED       ENDED
                                                          OCT 31,     OCT 31,
                                                           2018        2017
                                                        ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........................ $   26,961  $   23,123
   Net Realized Gain (Loss) on:
      Investment Securities Sold*,**...................     84,385      82,575
      Affiliated Investment Companies Shares
       Sold............................................        (38)          8
      Transactions Allocated from Affiliated
       Investment Company*,**..........................         --          --
      Futures..........................................        485         294
      Foreign Currency Transactions....................         (1)          3
   Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and Foreign
       Currency........................................   (108,814)    504,335
      Affiliated Investment Companies
       Shares..........................................         (7)        (58)
      Transactions Allocated from Affiliated
       Investment Company..............................         --          --
      Futures..........................................         --          --
                                                        ----------  ----------
         Net Increase (Decrease) in Net Assets
          Resulting from Operations....................      2,971     610,280
                                                        ----------  ----------
Distributions:^
      Institutional Class Shares.......................   (108,204)    (77,071)
                                                        ----------  ----------
         Total Distributions...........................   (108,204)    (77,071)
                                                        ----------  ----------
Capital Share Transactions (1):
   Shares Issued.......................................    391,913     305,494
   Shares Issued in Lieu of Cash Distributions.........    106,587      75,950
   Shares Redeemed.....................................   (341,292)   (277,642)
                                                        ----------  ----------
         Net Increase (Decrease) from Capital
          Share Transactions...........................    157,208     103,802
                                                        ----------  ----------
         Total Increase (Decrease) in Net
          Assets.......................................     51,975     637,011
NET ASSETS
   Beginning of Year...................................  2,933,705   2,296,694
                                                        ----------  ----------
   End of Year......................................... $2,985,680  $2,933,705
                                                        ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.......................................      8,748       7,440
   Shares Issued in Lieu of Cash Distributions.........      2,416       1,834
   Shares Redeemed.....................................     (7,588)     (6,751)
                                                        ----------  ----------
         Net Increase (Decrease) from Shares
          Issued and Redeemed..........................      3,576       2,523
                                                        ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note L in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                      TAX-MANAGED DFA
                                                                         T.A. U.S. CORE EQUITY 2    INTERNATIONAL VALUE
                                                                                PORTFOLIO                PORTFOLIO
                                                                         -----------------------  ----------------------
                                                                            YEAR         YEAR        YEAR        YEAR
                                                                            ENDED        ENDED       ENDED       ENDED
                                                                           OCT 31,      OCT 31,     OCT 31,     OCT 31,
                                                                            2018         2017        2018        2017
                                                                         -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................................... $   136,806  $  114,522  $  116,657  $  103,739
   Net Realized Gain (Loss) on:
      Investment Securities Sold*,**....................................      64,808      68,376      22,541      50,070
      Affiliated Investment Companies Shares Sold.......................         (39)        (49)         (7)         (9)
      Futures...........................................................         754          --       1,775       3,348
      Foreign Currency Transactions.....................................          --           2      (1,905)       (329)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency........................     119,633   1,376,859    (475,395)    644,611
      Affiliated Investment Companies Shares............................         (36)        (68)         --          (6)
      Futures...........................................................          --          --      (1,717)      1,460
      Translation of Foreign Currency Denominated Amounts...............          --          --        (217)        411
                                                                         -----------  ----------  ----------  ----------
         Net Increase (Decrease) in Net Assets Resulting from
          Operations....................................................     321,926   1,559,642    (338,268)    803,295
                                                                         -----------  ----------  ----------  ----------
Distributions:^.........................................................
      Institutional Class Shares........................................    (197,538)   (115,818)   (113,538)    (99,420)
                                                                         -----------  ----------  ----------  ----------
         Total Distributions............................................    (197,538)   (115,818)   (113,538)    (99,420)
                                                                         -----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued........................................................   1,636,357   1,216,846     632,830     521,234
   Shares Issued in Lieu of Cash Distributions..........................     195,401     114,916     112,462      98,482
   Shares Redeemed......................................................  (1,074,052)   (763,920)   (542,908)   (410,547)
                                                                         -----------  ----------  ----------  ----------
         Net Increase (Decrease) from Capital Share Transactions........     757,706     567,842     202,384     209,169
                                                                         -----------  ----------  ----------  ----------
         Total Increase (Decrease) in Net Assets........................     882,094   2,011,666    (249,422)    913,044
NET ASSETS
   Beginning of Year....................................................   8,230,938   6,219,272   3,918,069   3,005,025
                                                                         -----------  ----------  ----------  ----------
   End of Year.......................................................... $ 9,113,032  $8,230,938  $3,668,647  $3,918,069
                                                                         ===========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................................      88,675      74,772      38,896      35,464
   Shares Issued in Lieu of Cash Distributions..........................      10,681       7,003       7,034       6,610
   Shares Redeemed......................................................     (58,207)    (47,107)    (33,813)    (27,853)
                                                                         -----------  ----------  ----------  ----------
         Net Increase (Decrease) from Shares Issued and Redeemed........      41,149      34,668      12,117      14,221
                                                                         ===========  ==========  ==========  ==========

                                                                           T.A. WORLD EX U.S.
                                                                          CORE EQUITY PORTFOLIO
                                                                         ----------------------
                                                                            YEAR        YEAR
                                                                            ENDED       ENDED
                                                                           OCT 31,     OCT 31,
                                                                            2018        2017
                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................................... $   90,041  $   68,714
   Net Realized Gain (Loss) on:
      Investment Securities Sold*,**....................................     17,559       9,664
      Affiliated Investment Companies Shares Sold.......................         (4)          4
      Futures...........................................................        (41)         --
      Foreign Currency Transactions.....................................     (1,043)       (265)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency........................   (498,720)    582,092
      Affiliated Investment Companies Shares............................          2          (7)
      Futures...........................................................         --          --
      Translation of Foreign Currency Denominated Amounts...............       (114)        174
                                                                         ----------  ----------
         Net Increase (Decrease) in Net Assets Resulting from
          Operations....................................................   (392,320)    660,376
                                                                         ----------  ----------
Distributions:^.........................................................
      Institutional Class Shares........................................    (86,018)    (68,459)
                                                                         ----------  ----------
         Total Distributions............................................    (86,018)    (68,459)
                                                                         ----------  ----------
Capital Share Transactions (1):
   Shares Issued........................................................    897,782     636,884
   Shares Issued in Lieu of Cash Distributions..........................     84,565      68,018
   Shares Redeemed......................................................   (524,305)   (335,168)
                                                                         ----------  ----------
         Net Increase (Decrease) from Capital Share Transactions........    458,042     369,734
                                                                         ----------  ----------
         Total Increase (Decrease) in Net Assets........................    (20,296)    961,651
NET ASSETS
   Beginning of Year....................................................  3,368,999   2,407,348
                                                                         ----------  ----------
   End of Year.......................................................... $3,348,703  $3,368,999
                                                                         ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................................     78,189      62,099
   Shares Issued in Lieu of Cash Distributions..........................      7,521       6,507
   Shares Redeemed......................................................    (46,760)    (32,901)
                                                                         ----------  ----------
         Net Increase (Decrease) from Shares Issued and Redeemed........     38,950      35,705
                                                                         ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0, $0 and $0, respectively
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0, $0 and $0, respectively
^ Distributions from net investment income and net realized capital gains are combined for the years/period ended October 31, 2017 and October 31, 2018, respectively. Comparable prior year information has been revised to reflect current year presentation, if applicable. See Note F in the Notes to Financial Statements for more information regarding distributions and see Note L in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                          -------------------------------------------------------------------------------------
                              YEAR           YEAR           YEAR           YEAR           YEAR          YEAR
                              ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                             OCT 31,        OCT 31,        OCT 31,        OCT 31,        OCT 31,       OCT 31,
                              2018           2017           2016           2015           2014          2018
                          ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value,
 Beginning of Year.       $    30.30     $    25.79     $    25.60     $    25.33     $    22.35     $    28.01
                          ----------     ----------     ----------     ----------     ----------     ----------
Income from Investment
 Operations
----------------------
   Net Investment
    Income (Loss)
    (A)..................       0.57           0.54           0.47           0.43           0.35           0.47
   Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized)..........       0.68           5.14           0.19           0.25           2.98           1.40
                          ----------     ----------     ----------     ----------     ----------     ----------
      Total from
       Investment
       Operations........       1.25           5.68           0.66           0.68           3.33           1.87
                          ----------     ----------     ----------     ----------     ----------     ----------
Less Distributions:
-------------------
   Net Investment
    Income...............      (0.54)         (0.52)         (0.47)         (0.41)         (0.35)         (0.44)
   Net Realized
    Gains................      (0.94)         (0.65)            --             --             --             --
                          ----------     ----------     ----------     ----------     ----------     ----------
      Total
       Distributions.....      (1.48)         (1.17)         (0.47)         (0.41)         (0.35)         (0.44)
                          ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of
 Year.................... $    30.07     $    30.30     $    25.79     $    25.60     $    25.33     $    29.44
                          ==========     ==========     ==========     ==========     ==========     ==========
Total Return.............       4.09%         22.41%          2.66%          2.73%         14.98%          6.68%
                          ----------     ----------     ----------     ----------     ----------     ----------
Net Assets, End of Year
 (thousands)............. $4,987,530     $4,850,362     $4,012,475     $3,860,871     $3,664,174     $3,562,284
Ratio of Expenses to
 Average Net
 Assets..................       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)       0.21%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived
 Fees Recovered by
 Advisor)................       0.57%(B)       0.57%(B)       0.57%(B)       0.43%(B)       0.37%(B)       0.21%
Ratio of Net Investment
 Income to Average
 Net Assets..............       1.83%          1.87%          1.90%          1.65%          1.45%          1.58%
Portfolio Turnover
 Rate....................        N/A            N/A            N/A            N/A            N/A              1%
                          ----------     ----------     ----------     ----------     ----------     ----------

                                 TAX-MANAGED U.S. EQUITY PORTFOLIO
                          ----------------------------------------------
                             YEAR        YEAR        YEAR        YEAR
                             ENDED       ENDED       ENDED       ENDED
                            OCT 31,     OCT 31,     OCT 31,     OCT 31,
                             2017        2016        2015        2014
                          ----------  ----------  ----------  ----------
Net Asset Value,
 Beginning of Year.       $    22.93  $    22.46  $    21.89  $    19.20
                          ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
   Net Investment
    Income (Loss)
    (A)..................       0.44        0.42        0.40        0.34
   Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized)..........       5.09        0.48        0.56        2.69
                          ----------  ----------  ----------  ----------
      Total from
       Investment
       Operations........       5.53        0.90        0.96        3.03
                          ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment
    Income...............      (0.45)      (0.43)      (0.39)      (0.34)
   Net Realized
    Gains................         --          --          --          --
                          ----------  ----------  ----------  ----------
      Total
       Distributions.....      (0.45)      (0.43)      (0.39)      (0.34)
                          ----------  ----------  ----------  ----------
Net Asset Value, End of
 Year.................... $    28.01  $    22.93  $    22.46  $    21.89
                          ==========  ==========  ==========  ==========
Total Return.............      24.27%       4.05%       4.47%      15.89%
                          ----------  ----------  ----------  ----------
Net Assets, End of Year
 (thousands)............. $3,310,640  $2,636,439  $2,494,153  $2,311,451
Ratio of Expenses to
 Average Net
 Assets..................       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived
 Fees Recovered by
 Advisor)................       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment
 Income to Average
 Net Assets..............       1.70%       1.87%       1.79%       1.66%
Portfolio Turnover
 Rate....................          8%          4%          1%          2%
                          ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                          -----------------------------------------------------------  -----------
                             YEAR         YEAR        YEAR        YEAR        YEAR        YEAR
                             ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                            OCT 31,      OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                             2018         2017        2016        2015        2014        2018
                          ----------   ----------  ----------  ----------  ----------  ----------
Net Asset Value,
 Beginning of Year....... $    37.94   $    31.47  $    32.34  $    33.34  $    31.06  $    44.35
                          ----------   ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
   Net Investment
    Income (Loss)
    (A)..................       0.41         0.37        0.36        0.39        0.26        0.39
   Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized)..........      (1.33)        7.53        0.28        0.16        3.11       (0.30)
                          ----------   ----------  ----------  ----------  ----------  ----------
      Total from
       Investment
       Operations........      (0.92)        7.90        0.64        0.55        3.37        0.09
                          ----------   ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment
    Income...............      (0.40)       (0.36)      (0.37)      (0.37)      (0.27)      (0.38)
   Net Realized
    Gains................      (1.45)       (1.07)      (1.14)      (1.18)      (0.82)      (1.24)
                          ----------   ----------  ----------  ----------  ----------  ----------
      Total
       Distributions.....      (1.85)       (1.43)      (1.51)      (1.55)      (1.09)      (1.62)
                          ----------   ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of
 Year.................... $    35.17   $    37.94  $    31.47  $    32.34  $    33.34  $    42.82
                          ==========   ==========  ==========  ==========  ==========  ==========
Total Return.............      (2.66%)      25.40%       2.21%       1.89%      11.10%       0.12%
                          ----------   ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year
 (thousands)............. $4,603,040   $4,733,681  $3,773,302  $3,670,472  $3,572,307  $2,985,680
Ratio of Expenses to
 Average Net
 Assets..................       0.44%        0.44%       0.44%       0.44%       0.43%       0.52%
Ratio of Net Investment
 Income to Average
 Net Assets..............       1.07%        1.04%       1.17%       1.19%       0.80%       0.86%
Portfolio Turnover
 Rate....................         14%          14%         20%         14%          7%         12%
                          ----------   ----------  ----------  ----------  ----------  ----------

                          TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                          -----------------------------------------------
                             YEAR        YEAR        YEAR        YEAR
                             ENDED       ENDED       ENDED       ENDED
                            OCT 31,     OCT 31,     OCT 31,     OCT 31,
                             2017        2016        2015        2014
                          ----------  ----------  ----------  ----------
Net Asset Value,
 Beginning of Year....... $    36.10  $    36.77  $    36.99  $    34.31
                          ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
   Net Investment
    Income (Loss)
    (A)..................       0.36        0.36        0.36        0.25
   Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized)..........       9.10        0.92        0.45        2.69
                          ----------  ----------  ----------  ----------
      Total from
       Investment
       Operations........       9.46        1.28        0.81        2.94
                          ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment
    Income...............      (0.36)      (0.37)      (0.34)      (0.26)
   Net Realized
    Gains................      (0.85)      (1.58)      (0.69)         --
                          ----------  ----------  ----------  ----------
      Total
       Distributions.....      (1.21)      (1.95)      (1.03)      (0.26)
                          ----------  ----------  ----------  ----------
Net Asset Value, End of
 Year.................... $    44.35  $    36.10  $    36.77  $    36.99
                          ==========  ==========  ==========  ==========
Total Return.............      26.46%       3.75%       2.31%       8.58%
                          ----------  ----------  ----------  ----------
Net Assets, End of Year
 (thousands)............. $2,933,705  $2,296,694  $2,190,308  $2,092,558
Ratio of Expenses to
 Average Net
 Assets..................       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment
 Income to Average
 Net Assets..............       0.87%       1.04%       0.96%       0.70%
Portfolio Turnover
 Rate....................         11%         10%          8%          7%
                          ----------  ----------  ----------  ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                          ----------------------------------------------------------
                             YEAR        YEAR        YEAR        YEAR        YEAR
                             ENDED       ENDED       ENDED       ENDED       ENDED
                            OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                             2018        2017        2016        2015        2014
                          ----------  ----------  ----------  ----------  ----------
Net Asset Value,
 Beginning of Year....... $    17.56  $    14.33  $    14.09  $    14.21  $    12.78
                          ----------  ----------  ----------  ----------  ----------
Income from Investment
 Operations
----------------------
   Net Investment
    Income (Loss)
    (A)..................       0.28        0.25        0.25        0.24        0.20
   Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized)..........       0.44        3.24        0.24        0.05        1.55
                          ----------  ----------  ----------  ----------  ----------
      Total from
       Investment
       Operations........       0.72        3.49        0.49        0.29        1.75
                          ----------  ----------  ----------  ----------  ----------
Less Distributions:
-------------------
   Net Investment
    Income...............      (0.27)      (0.26)      (0.25)      (0.23)      (0.20)
   Net Realized
    Gains................      (0.14)         --          --       (0.18)      (0.12)
                          ----------  ----------  ----------  ----------  ----------
      Total
       Distributions.....      (0.41)      (0.26)      (0.25)      (0.41)      (0.32)
                          ----------  ----------  ----------  ----------  ----------
Net Asset Value, End of
 Year.................... $    17.87  $    17.56  $    14.33  $    14.09  $    14.21
                          ==========  ==========  ==========  ==========  ==========
Total Return.............       4.05%      24.47%       3.55%       2.14%      13.88%
                          ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year
 (thousands)............. $9,113,032  $8,230,938  $6,219,272  $5,549,153  $5,056,211
Ratio of Expenses to
 Average Net
 Assets..................       0.23%       0.24%       0.24%       0.24%       0.24%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived
 Fees Recovered by
 Advisor and Fees
 Paid Indirectly)........       0.23%       0.24%       0.24%       0.24%       0.24%
Ratio of Net Investment
 Income to Average
 Net Assets..............       1.49%       1.56%       1.82%       1.65%       1.51%
Portfolio Turnover
 Rate....................          1%          2%          7%          7%          7%
                          ----------  ----------  ----------  ----------  ----------

                                   TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                          -------------------------------------------------------------
                             YEAR         YEAR        YEAR         YEAR         YEAR
                             ENDED        ENDED       ENDED        ENDED        ENDED
                            OCT 31,      OCT 31,     OCT 31,      OCT 31,      OCT 31,
                             2018         2017        2016         2015         2014
                          ----------   ----------  ----------   ----------   ----------
Net Asset Value,
 Beginning of Year....... $    16.39   $    13.37  $    13.87   $    15.17   $    15.99
                          ----------   ----------  ----------   ----------   ----------
Income from Investment
 Operations
----------------------
   Net Investment
    Income (Loss)
    (A)..................       0.47         0.45        0.42         0.44         0.66
   Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized)..........      (1.79)        3.00       (0.50)       (1.32)       (0.83)
                          ----------   ----------  ----------   ----------   ----------
      Total from
       Investment
       Operations........      (1.32)        3.45       (0.08)       (0.88)       (0.17)
                          ----------   ----------  ----------   ----------   ----------
Less Distributions:
-------------------
   Net Investment
    Income...............      (0.46)       (0.43)      (0.42)       (0.41)       (0.65)
   Net Realized
    Gains................         --           --          --        (0.01)          --
                          ----------   ----------  ----------   ----------   ----------
      Total
       Distributions.....      (0.46)       (0.43)      (0.42)       (0.42)       (0.65)
                          ----------   ----------  ----------   ----------   ----------
Net Asset Value, End of
 Year.................... $    14.61   $    16.39  $    13.37   $    13.87   $    15.17
                          ==========   ==========  ==========   ==========   ==========
Total Return.............      (8.27%)      26.13%      (0.30%)      (5.93%)      (1.29%)
                          ----------   ----------  ----------   ----------   ----------
Net Assets, End of Year
 (thousands)............. $3,668,647   $3,918,069  $3,005,025   $2,994,931   $2,977,257
Ratio of Expenses to
 Average Net
 Assets..................       0.53%        0.53%       0.53%        0.53%        0.53%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived
 Fees Recovered by
 Advisor and Fees
 Paid Indirectly)........       0.53%        0.53%       0.53%        0.53%        0.53%
Ratio of Net Investment
 Income to Average
 Net Assets..............       2.89%        3.01%       3.32%        2.99%        4.13%
Portfolio Turnover
 Rate....................         21%          16%         18%          25%          13%
                          ----------   ----------  ----------   ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                    ------------------------------------------------------------
                                                       YEAR         YEAR        YEAR        YEAR         YEAR
                                                       ENDED        ENDED       ENDED       ENDED        ENDED
                                                      OCT 31,      OCT 31,     OCT 31,     OCT 31,      OCT 31,
                                                       2018         2017        2016        2015         2014
                                                    ----------   ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Year................. $    11.53   $     9.38  $     9.30  $     9.94   $    10.25
                                                    ----------   ----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
   Net Investment Income (Loss) (A)................       0.29         0.25        0.23        0.24         0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (1.44)        2.15        0.08       (0.65)       (0.30)
                                                    ----------   ----------  ----------  ----------   ----------
       Total from Investment Operations............      (1.15)        2.40        0.31       (0.41)       (0.02)
                                                    ----------   ----------  ----------  ----------   ----------
Less Distributions:
-------------------
   Net Investment Income...........................      (0.27)       (0.25)      (0.23)      (0.23)       (0.27)
   Net Realized Gains..............................         --           --          --          --        (0.02)
                                                    ----------   ----------  ----------  ----------   ----------
       Total Distributions.........................      (0.27)       (0.25)      (0.23)      (0.23)       (0.29)
                                                    ----------   ----------  ----------  ----------   ----------
Net Asset Value, End of Year....................... $    10.11   $    11.53  $     9.38  $     9.30   $     9.94
                                                    ==========   ==========  ==========  ==========   ==========
Total Return.......................................     (10.19%)      25.86%       3.48%      (4.15%)      (0.25%)
                                                    ----------   ----------  ----------  ----------   ----------
Net Assets, End of Year (thousands)................ $3,348,703   $3,368,999  $2,407,348  $2,124,313   $1,995,500
Ratio of Expenses to Average Net Assets............       0.36%        0.39%       0.45%       0.45%        0.45%
Ratio of Expenses to Average Net Assets (Excluding
  Fees (Waived), (Expenses Reimbursed), and/or
  Previously Waived Fees Recovered by Advisor
  and Fees Paid Indirectly)........................       0.36%        0.39%       0.45%       0.45%        0.45%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.47%        2.42%       2.57%       2.42%        2.71%
Portfolio Turnover Rate............................          6%           4%          7%          5%           8%
                                                    ----------   ----------  ----------  ----------   ----------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining ninety-five portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC"), Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. As of October 31, 2018, the Feeder Fund owned 73% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio each invests directly in securities.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios' shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2018, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Tax-Managed U.S. Marketwide Value Portfolio... 0.35%
              Tax-Managed U.S. Equity Portfolio............. 0.20%
              Tax-Managed U.S. Targeted Value Portfolio..... 0.42%
              Tax-Managed U.S. Small Cap Portfolio.......... 0.50%
              T.A. U.S. Core Equity 2 Portfolio............. 0.22%
              Tax-Managed DFA International Value Portfolio. 0.50%
              T.A. World ex U.S. Core Equity Portfolio...... 0.32%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2019, may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2018, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2018, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2018, are also reflected below (amounts in thousands). The Fund, on behalf of the non-feeder Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to each Fee Waiver Agreement for the non-feeder Portfolios, prior year expenses can be recaptured only if the current expense ratio is less than the prior year expense cap that was in place when such prior year expenses were waived.

                                                                             NET WAIVED FEES/
                                                                             EXPENSES ASSUMED     PREVIOUSLY
                                                                RECOVERY        (RECOVERED       WAIVED FEES/
                                                  EXPENSE    OF PREVIOUSLY   PREVIOUSLY WAIVED EXPENSES ASSUMED
                                                 LIMITATION   WAIVED FEES/     FEES/EXPENSES   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                         AMOUNT   EXPENSES ASSUMED     ASSUMED)          RECOVERY
--------------------------                       ---------- ---------------- ----------------- -----------------
Tax-Managed U.S. Marketwide Value Portfolio (1).    0.35%          --             $10,226             --
Tax-Managed U.S. Equity Portfolio (2)...........    0.22%          --                  --             --
T.A. U.S. Core Equity 2 Portfolio (3)...........    0.30%          --                  --             --
T.A. World ex U.S. Core Equity Portfolio (4)....    0.39%          --                  --             --

(1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

(2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   Additionally, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2018, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
           Tax-Managed DFA International Value Portfolio.    $301
           T.A. World ex U.S. Core Equity Portfolio......     170

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2018, the total related amounts paid to the CCO by the Fund were $322 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   As of October 31, 2018, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio. $126
               Tax-Managed U.S. Equity Portfolio...........  121
               Tax-Managed U.S. Targeted Value Portfolio...  127

              Tax-Managed U.S. Small Cap Portfolio.......... $ 75
              T.A. U.S. Core Equity 2 Portfolio.............  154
              Tax-Managed DFA International Value Portfolio.  108
              T.A. World ex U.S. Core Equity Portfolio......   63

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                      OTHER INVESTMENT SECURITIES
                                                      ---------------------------
                                                      PURCHASES       SALES
                                                        ----------     --------
       Tax-Managed U.S. Equity Portfolio............. $  137,337     $ 19,011
       Tax-Managed U.S. Targeted Value Portfolio.....    888,981      698,827
       Tax-Managed U.S. Small Cap Portfolio..........    542,686      384,350
       T.A. U.S. Core Equity 2 Portfolio.............    996,788      118,980
       Tax-Managed DFA International Value Portfolio.  1,012,288      818,288
       T.A. World ex U.S. Core Equity Portfolio......    659,684      198,821

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                 CHANGE IN
                                                  NET REALIZED  UNREALIZED
               BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF   DIVIDEND
                10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME
               ---------- ------------ ---------- ------------ ------------- ---------------- ---------------- --------
TAX-MANAGED
  U.S. EQUITY
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund          $129,515   $  764,370  $  756,917     $(52)         $30          $136,946          11,836       $2,770
                --------   ----------  ----------     ----          ---          --------          ------       ------
TOTAL.........  $129,515   $  764,370  $  756,917     $(52)         $30          $136,946          11,836       $2,770
                ========   ==========  ==========     ====          ===          ========          ======       ======
TAX-MANAGED
  U.S.
  TARGETED
  VALUE
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund          $526,461   $2,216,966  $2,356,910     $(61)         $11          $386,467          33,402       $8,874
                --------   ----------  ----------     ----          ---          --------          ------       ------
TOTAL.........  $526,461   $2,216,966  $2,356,910     $(61)         $11          $386,467          33,402       $8,874
                ========   ==========  ==========     ====          ===          ========          ======       ======
TAX-MANAGED
  U.S. SMALL
  CAP
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund          $475,650   $1,990,938  $2,095,207     $(38)         $(7)         $371,336          32,095       $8,498
                --------   ----------  ----------     ----          ---          --------          ------       ------
TOTAL.........  $475,650   $1,990,938  $2,095,207     $(38)         $(7)         $371,336          32,095       $8,498
                ========   ==========  ==========     ====          ===          ========          ======       ======


               CAPITAL GAIN
               DISTRIBUTIONS
               -------------
TAX-MANAGED
  U.S. EQUITY
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund              --
                    --
TOTAL.........      --
                    ==
TAX-MANAGED
  U.S.
  TARGETED
  VALUE
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund              --
                    --
TOTAL.........      --
                    ==
TAX-MANAGED
  U.S. SMALL
  CAP
  PORTFOLIO
The DFA
  Short Term
  Investment
  Fund              --
                    --
TOTAL.........      --
                    ==

                                                              CHANGE IN
                BALANCE              PROCEEDS  NET REALIZED  UNREALIZED
                   AT    PURCHASES     FROM    GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF   DIVIDEND
                10/31/17  AT COST     SALES      ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME
                -------- ---------- ---------- ------------ ------------- ---------------- ---------------- --------
T.A. U.S. CORE
 EQUITY 2
 PORTFOLIO
The DFA Short
 Term
 Investment
 Fund           $832,616 $3,484,363 $3,772,706     $(39)        $(36)         $544,198          47,035      $11,870
                -------- ---------- ----------     ----         ----          --------          ------      -------
TOTAL           $832,616 $3,484,363 $3,772,706     $(39)        $(36)         $544,198          47,035      $11,870
                ======== ========== ==========     ====         ====          ========          ======      =======
TAX-MANAGED
 DFA
 INTERNATIONAL
 VALUE
 PORTFOLIO
The DFA Short
 Term
 Investment
 Fund           $ 26,847 $  748,618 $  765,966     $ (7)          --          $  9,492             820      $   701
                -------- ---------- ----------     ----         ----          --------          ------      -------
TOTAL           $ 26,847 $  748,618 $  765,966     $ (7)          --          $  9,492             820      $   701
                ======== ========== ==========     ====         ====          ========          ======      =======
T.A. WORLD EX
 U.S. CORE
 EQUITY
 PORTFOLIO
The DFA Short
 Term
 Investment
 Fund           $ 33,284 $  127,682 $  140,705     $ (4)        $  2          $ 20,259           1,751      $   346
                -------- ---------- ----------     ----         ----          --------          ------      -------
TOTAL           $ 33,284 $  127,682 $  140,705     $ (4)        $  2          $ 20,259           1,751      $   346
                ======== ========== ==========     ====         ====          ========          ======      =======


                CAPITAL GAIN
                DISTRIBUTIONS
                -------------
T.A. U.S. CORE
 EQUITY 2
 PORTFOLIO
The DFA Short
 Term
 Investment
 Fund                --
                     --
TOTAL                --
                     ==
TAX-MANAGED
 DFA
 INTERNATIONAL
 VALUE
 PORTFOLIO
The DFA Short
 Term
 Investment
 Fund                --
                     --
TOTAL                --
                     ==
T.A. WORLD EX
 U.S. CORE
 EQUITY
 PORTFOLIO
The DFA Short
 Term
 Investment
 Fund                --
                     --
TOTAL                --
                     ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2018, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies," non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2017, and October 31, 2018, were as follows (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM   TAX EXEMPT
                                             CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                             -------------- ------------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2017........................................    $82,721       $101,284        --     $184,005
2018........................................     87,938        151,391        --      239,329

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM   TAX EXEMPT
                                               CAPITAL GAINS  CAPITAL GAINS   INCOME    TOTAL
                                               -------------- ------------- ---------- --------
Tax-Managed U.S. Equity Portfolio
2017..........................................    $ 52,066            --        --     $ 52,066
2018..........................................      53,147            --        --       53,147
Tax-Managed U.S. Targeted Value Portfolio
2017..........................................      43,922      $127,982        --      171,904
2018..........................................      50,864       182,086        --      232,950
Tax-Managed U.S. Small Cap Portfolio
2017..........................................      22,983        54,088        --       77,071
2018..........................................      26,140        82,064        --      108,204
T.A. U.S. Core Equity 2 Portfolio
2017..........................................     115,587           231        --      115,818
2018..........................................     130,213        67,325        --      197,538
Tax-Managed DFA International Value Portfolio
2017..........................................      99,420            --        --       99,420
2018..........................................     113,538            --        --      113,538
T.A. World ex U.S. Core Equity Portfolio
2017..........................................      68,459            --        --       68,459
2018..........................................      86,018            --        --       86,018

   As of October 31, 2018, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio...    $(8,839)            --    $(8,839)
Tax-Managed U.S. Equity Portfolio.............       (906)            --       (906)
Tax-Managed U.S. Targeted Value Portfolio.....     (2,938)       $(5,931)    (8,869)
Tax-Managed U.S. Small Cap Portfolio..........     (1,158)        (2,930)    (4,088)
T.A. U.S. Core Equity 2 Portfolio.............     (4,440)            --     (4,440)
Tax-Managed DFA International Value Portfolio.     (1,876)            --     (1,876)
T.A. World ex U.S. Core Equity Portfolio......     (2,431)            --     (2,431)

   As of October 31, 2018, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             UNDISTRIBUTED                                               TOTAL NET
                                             NET INVESTMENT                                            DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                             CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                             -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value Portfolio     $ 3,222       $160,444         --         $2,143,895    $2,307,561
Tax-Managed U.S. Equity Portfolio...........     10,331          6,327         --          1,716,354     1,733,012

                                               UNDISTRIBUTED                                               TOTAL NET
                                               NET INVESTMENT                                            DISTRIBUTABLE
                                                 INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                                 SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                               CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                               -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Targeted Value Portfolio.....         --       $156,564            --      $1,695,212    $1,851,776
Tax-Managed U.S. Small Cap Portfolio..........         --         81,531            --       1,279,657     1,361,188
T.A. U.S. Core Equity 2 Portfolio.............    $20,036         52,768            --       3,680,725     3,753,529
Tax-Managed DFA International Value Portfolio.     13,193             --      $(17,691)         99,550        95,052
T.A. World ex U.S. Core Equity Portfolio......     12,190             --       (30,986)        316,971       298,175

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2018, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

                                                       UNLIMITED  TOTAL
                                                       --------- -------
        Tax-Managed U.S. Marketwide Value Portfolio...       --       --
        Tax-Managed U.S. Equity Portfolio.............       --       --
        Tax-Managed U.S. Targeted Value Portfolio.....       --       --
        Tax-Managed U.S. Small Cap Portfolio..........       --       --
        T.A. U.S. Core Equity 2 Portfolio.............       --       --
        Tax-Managed DFA International Value Portfolio.  $17,691  $17,691
        T.A. World ex U.S. Core Equity Portfolio......   30,986   30,986

   During the year ended October 31, 2018, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Tax-Managed DFA International Value Portfolio. $20,681
             T.A. World ex U.S. Core Equity Portfolio......  13,739

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                                FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                                                TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                               ---------- ------------ -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,844,333  $2,143,895           --      $2,143,895
Tax-Managed U.S. Equity Portfolio.............  1,980,818   1,777,408    $ (61,062)      1,716,346
Tax-Managed U.S. Targeted Value Portfolio.....  3,275,660   1,778,547      (83,545)      1,695,002
Tax-Managed U.S. Small Cap Portfolio..........  2,072,145   1,320,336      (40,684)      1,279,652
T.A. U.S. Core Equity 2 Portfolio.............  5,973,841   3,879,193     (198,180)      3,681,013
Tax-Managed DFA International Value Portfolio.  3,543,283     409,776     (309,989)         99,787
T.A. World ex U.S. Core Equity Portfolio......  3,037,135     703,721     (386,639)        317,082

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Portfolio's Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   3. FUTURES CONTRACTS: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2018 (amounts in thousands):

                                                            FUTURES
                                                            -------
             Tax-Managed U.S. Targeted Value Portfolio..... $ 3,320
             Tax-Managed U.S. Small Cap Portfolio..........     768
             Tax-Managed DFA International Value Portfolio.  28,129
             T.A. World ex U.S. Core Equity Portfolio......     891

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2018 (amounts in thousands):

                                                  LIABILITY DERIVATIVES VALUE
                                               ---------------------------------
                                                 TOTAL VALUE
                                                      AT             EQUITY
                                               OCTOBER 31, 2018 CONTRACTS (1),(2)
                                               ---------------- -----------------
Tax-Managed DFA International Value Portfolio.     $(1,057)          $(1,057)

(1)Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.
(2)Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                    REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                    -------------------------------
                                                                      EQUITY
                                                     TOTAL         CONTRACTS (1)
                                                       -------     -------------
     Tax-Managed U.S. Targeted Value Portfolio..... $ 1,400           $ 1,400*
     Tax-Managed U.S. Small Cap Portfolio..........     485               485*
     T.A. U.S. Core Equity 2 Portfolio.............     754               754*
     Tax-Managed DFA International Value Portfolio.   1,775             1,775
     T.A. World ex U.S. Core Equity Portfolio......     (41)              (41)*

                                                    CHANGE IN UNREALIZED APPRECIATION
                                                    (DEPRECIATION) ON DERIVATIVES
                                                    -------------------------------
                                                                      EQUITY
                                                     TOTAL         CONTRACTS (2)
                                                       -------     -------------
     Tax-Managed DFA International Value Portfolio. $(1,717)          $(1,717)

(1)Presented on Statements of Operations as Net Realized Gain (Loss) on:
   Futures.

(2)Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

* As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Portfolios had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                             WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                              AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                           INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                           ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Equity Portfolio.........     2.93%        $2,007          6        $ 1        $ 3,432
Tax-Managed U.S. Targeted Value Portfolio.     2.17%           652          1         --            652
T.A. U.S. Core Equity 2 Portfolio.........     2.95%         4,168          3          1          4,168
T.A. World ex U.S. Core Equity Portfolio..     2.84%         7,573         24         14         17,282

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that each Portfolio's available line of credit was used.

   As of October 31, 2018, the T.A. World ex U.S. Core Equity Portfolio had loans outstanding in the amount of $5,641 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.

lnterfund loans have a maximum duration of seven days and may be called on one business day's notice. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.

   The Portfolios did not use the interfund lending program during the year ended October 31, 2018.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018 if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                      PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                      --------- -------- --------------------
Tax-Managed U.S. Equity Portfolio............. $ 28,096  $  4,114       $ (6,816)
Tax-Managed U.S. Targeted Value Portfolio.....  182,520   287,464        (56,384)
Tax-Managed U.S. Small Cap Portfolio..........  126,504   183,888        (31,492)
T.A. U.S. Core Equity 2 Portfolio.............   50,797    19,914        (17,112)
Tax-Managed DFA International Value Portfolio.   34,627    40,827         (5,181)
T.A. World ex U.S. Core Equity Portfolio......   45,739    19,366          3,148

J. SECURITIES LENDING:

   As of October 31, 2018, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                          MARKET
                                                          VALUE
                                                         --------
              Tax-Managed U.S. Equity Portfolio......... $130,855
              Tax-Managed U.S. Targeted Value Portfolio.  316,480
              Tax-Managed U.S. Small Cap Portfolio......  290,734
              T.A. U.S. Core Equity 2 Portfolio.........  520,542
              T.A. World ex U.S. Core Equity Portfolio..   30,681

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                AS OF OCTOBER 31, 2018
                                               ---------------------------------------------------------
                                               OVERNIGHT AND            BETWEEN
                                                CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                               ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. EQUITY PORTFOLIO
   Common Stocks.............................. $136,946,201     --         --         --    $136,946,201
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
   Common Stocks..............................  386,466,527     --         --         --     386,466,527
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
   Common Stocks..............................  371,335,610     --         --         --     371,335,610
T.A. U.S. CORE EQUITY 2 PORTFOLIO
   Common Stocks..............................  544,198,078     --         --         --     544,198,078
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
   Common Stocks..............................    9,491,733     --         --         --       9,491,733
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
   Common Stocks..............................   20,259,031     --         --         --      20,259,031

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

   Comparable prior year information presented in the Statements of Changes in Net Assets has been revised to reflect current disclosure requirements prescribed by these amendments. Amounts originally presented as of October 31, 2017 are as follows (amounts in thousands):

                                                                                DISTRIBUTIONS FROM:
                                                                    ------------------------------------------
                                                                       NET        NET        NET
                                                                    INVESTMENT SHORT-TERM LONG-TERM
                                                                      INCOME     GAINS      GAINS      TOTAL
                                                                    ---------- ---------- ---------  ---------
Tax-Managed U.S. Marketwide Value Portfolio--Institutional Class... $ (82,721)     --     $(101,284) $(184,005)
Tax-Managed U.S. Equity Portfolio--Institutional Class.............   (52,066)     --            --    (52,066)
Tax-Managed U.S. Targeted Value Portfolio--Institutional Class.....   (43,922)     --      (127,982)  (171,904)
Tax-Managed U.S. Small Cap Portfolio--Institutional Class..........   (22,983)     --       (54,088)   (77,071)
T.A. U.S. Core Equity 2 Portfolio--Institutional Class.............  (115,587)     --          (231)  (115,818)
Tax-Managed DFA International Value Portfolio--Institutional Class.   (99,420)     --            --    (99,420)
T.A. World Ex U.S. Core Equity Portfolio--Institutional Class......   (68,459)     --            --    (68,459)

                                                       UNDISTRIBUTED
                                                       NET INVESTMENT
                                                           INCOME
                                                       (DISTRIBUTIONS
                                                         IN EXCESS
                                                           OF NET
                                                         INVESTMENT
                                                          INCOME)
                                                       --------------
          Tax-Managed U.S. Marketwide Value Portfolio.     $5,654
          Tax-Managed U.S. Equity Portfolio...........      1,361
          Tax-Managed U.S. Targeted Value Portfolio...        757
          Tax-Managed U.S. Small Cap Portfolio........        134
          T.A. U.S. Core Equity 2 Portfolio...........      6,244

                                                        UNDISTRIBUTED
                                                        NET INVESTMENT
                                                            INCOME
                                                        (DISTRIBUTIONS
                                                          IN EXCESS
                                                            OF NET
                                                          INVESTMENT
                                                           INCOME)
                                                        --------------
         Tax-Managed DFA International Value Portfolio.     11,086
         T.A. World Ex U.S. Core Equity Portfolio......      6,626

M. OTHER:

   As of October 31, 2018, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             88%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             95%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             88%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             88%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendant). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review if its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (seven of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the "Portfolios") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2008-October 31, 2018

                                    [CHART]

            The Tax-Managed U.S. Marketwide         Russell 3000/R/
                     Value Series                     Value Index
            -------------------------------       -------------------
10/31/2008             $10,000                          $10,000
11/30/2008               9,011                            9,247
12/31/2008               9,313                            9,410
 1/31/2009               8,103                            8,306
 2/28/2009               7,016                            7,193
 3/31/2009               7,751                            7,810
 4/30/2009               9,092                            8,679
 5/31/2009               9,779                            9,187
 6/30/2009               9,640                            9,123
 7/31/2009              10,630                            9,893
 8/31/2009              11,333                           10,407
 9/30/2009              11,840                           10,818
10/31/2009              11,276                           10,456
11/30/2009              11,799                           11,025
12/31/2009              12,232                           11,269
 1/31/2010              11,889                           10,951
 2/28/2010              12,437                           11,310
 3/31/2010              13,418                           12,063
 4/30/2010              13,941                           12,420
 5/31/2010              12,747                           11,397
 6/30/2010              11,774                           10,725
 7/31/2010              12,715                           11,455
 8/31/2010              11,881                           10,935
 9/30/2010              13,066                           11,808
10/31/2010              13,573                           12,171
11/30/2010              13,606                           12,136
12/31/2010              14,890                           13,098
 1/31/2011              15,258                           13,370
 2/28/2011              16,116                           13,879
 3/31/2011              16,222                           13,945
 4/30/2011              16,607                           14,304
 5/31/2011              16,345                           14,144
 6/30/2011              16,059                           13,850
 7/31/2011              15,380                           13,390
 8/31/2011              14,096                           12,526
 9/30/2011              12,666                           11,546
10/31/2011              14,432                           12,894
11/30/2011              14,317                           12,831
12/31/2011              14,464                           13,085
 1/31/2012              15,217                           13,609
 2/29/2012              16,018                           14,124
 3/31/2012              16,361                           14,544
 4/30/2012              16,059                           14,391
 5/31/2012              14,930                           13,545
 6/30/2012              15,715                           14,215
 7/31/2012              15,854                           14,340
 8/31/2012              16,451                           14,661
 9/30/2012              17,040                           15,131
10/31/2012              17,097                           15,048
11/30/2012              17,204                           15,046
12/31/2012              17,702                           15,381
 1/31/2013              18,872                           16,374
 2/28/2013              19,166                           16,605
 3/31/2013              20,114                           17,266
 4/30/2013              20,253                           17,505
 5/31/2013              20,916                           17,960
 6/30/2013              20,793                           17,808
 7/31/2013              22,061                           18,784
 8/31/2013              21,406                           18,062
 9/30/2013              22,191                           18,561
10/31/2013              23,238                           19,357
11/30/2013              24,203                           19,914
12/31/2013              24,873                           20,408
 1/31/2014              23,892                           19,678
 2/28/2014              24,767                           20,533
 3/31/2014              25,135                           21,004
 4/30/2014              25,192                           21,145
 5/31/2014              25,789                           21,441
 6/30/2014              26,451                           22,031
 7/31/2014              26,043                           21,578
 8/31/2014              26,999                           22,383
 9/30/2014              26,312                           21,839
10/31/2014              26,762                           22,407
11/30/2014              27,114                           22,822
12/31/2014              27,383                           22,999
 1/31/2015              26,010                           22,077
 2/28/2015              27,899                           23,142
 3/31/2015              27,629                           22,881
 4/30/2015              27,915                           23,039
 5/31/2015              28,340                           23,309
 6/30/2015              28,046                           22,882
 7/31/2015              28,128                           22,922
 8/31/2015              26,353                           21,576
 9/30/2015              25,527                           20,917
10/31/2015              27,547                           22,462
11/30/2015              27,596                           22,592
12/31/2015              26,672                           22,049
 1/31/2016              24,971                           20,883
 2/29/2016              24,914                           20,889
 3/31/2016              26,664                           22,412
 4/30/2016              27,334                           22,883
 5/31/2016              27,653                           23,243
 6/30/2016              27,621                           23,435
 7/31/2016              28,373                           24,158
 8/31/2016              28,667                           24,375
 9/30/2016              28,798                           24,343
10/31/2016              28,316                           23,934
11/30/2016              30,474                           25,437
12/31/2016              31,300                           26,106
 1/31/2017              31,676                           26,262
 2/28/2017              32,543                           27,160
 3/31/2017              32,273                           26,887
 4/30/2017              32,584                           26,849
 5/31/2017              32,469                           26,758
 6/30/2017              33,017                           27,233
 7/31/2017              33,516                           27,581
 8/31/2017              33,205                           27,234
 9/30/2017              34,415                           28,123
10/31/2017              34,718                           28,314
11/30/2017              35,993                           29,177
12/31/2017              36,680                           29,550
 1/31/2018              38,545                           30,635
 2/28/2018              36,590                           29,167
 3/31/2018              35,822                           28,717
 4/30/2018              35,993                           28,842
 5/31/2018              36,361                           29,127
 6/30/2018              36,329                           29,208          Past performance is not predictive of
 7/31/2018              37,833                           30,315          future performance.
 8/31/2018              38,545                           30,784
 9/30/2018              38,618                           30,783          The returns shown do not reflect the
10/31/2018              36,198                           29,103          deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
                                                                         redemption of fund shares.
          AVERAGE ANNUAL        ONE        FIVE        TEN
          TOTAL RETURN          YEAR       YEARS      YEARS              Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2018, all
                                4.26%      9.27%      13.73%             rights reserved.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW

                                               12 MONTHS ENDED OCTOBER 31, 2018

   U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 6.6%. Small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks as measured by Russell indices.

              TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------
              Russell 3000(R) Index........................ 6.60%
              Russell Microcap(R) Index (micro-cap stocks). 1.42%
              Russell 2000(R) Index (small-cap stocks)..... 1.85%
              Russell Midcap(R) Index (mid-cap stocks)..... 2.79%
              Russell 1000(R) Index (large-cap stocks)..... 6.98%
              Dow Jones U.S. Select REIT Index /SM/........ 3.04%

   Value stocks underperformed growth stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2018
               -------------------------------------------------
         Russell 2000(R) Value Index (small-cap value stocks)... -0.59%
         Russell 2000(R) Growth Index (small-cap growth stocks).  4.13%
         Russell 1000(R) Value Index (large-cap value stocks)...  3.03%
         Russell 1000(R) Growth Index (large-cap growth stocks). 10.71%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2018, the Series held approximately 1,100 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2018, total returns were 4.26% for the Series and 2.78% for the Russell 3000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower-profitability stocks. At the sector level, the Series' general exclusions of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities generally underperformed in the U.S.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

   This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2018

EXPENSE TABLES

                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/18  10/31/18   RATIO(1)  PERIOD(1)
                                              --------- --------- ---------- ---------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,005.70    0.21%     $1.06
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%     $1.07

--------
(1) Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
     (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2018. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

THE TAX-MANAGED U.S. MARKETWIDE VALUE
           SERIES
Communication Services.....  12.1%
Consumer Discretionary.....   5.4%
Consumer Staples...........   5.9%
Energy.....................  13.2%
Financials.................  22.1%
Health Care................  15.9%
Industrials................  11.7%
Information Technology.....  11.6%
Materials..................   1.9%
Real Estate................   0.1%
Utilities..................   0.1%
                              -----
                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2018

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS++
                                            --------- -------------- ---------------
COMMON STOCKS -- (98.1%)
COMMUNICATION SERVICES -- (11.9%)
   Activision Blizzard, Inc................   849,537 $   58,660,530       0.9%
   AT&T, Inc............................... 7,323,762    224,693,018       3.3%
   * Charter Communications, Inc., Class A.   339,394    108,731,656       1.6%
   Comcast Corp., Class A.................. 7,135,970    272,165,896       4.0%
   Twenty-First Century Fox, Inc., Class A.   987,646     44,957,646       0.7%
   Other Securities........................              119,049,785       1.6%
                                                      --------------      ----
TOTAL COMMUNICATION SERVICES...............              828,258,531      12.1%
                                                      --------------      ----
CONSUMER DISCRETIONARY -- (5.3%)
   General Motors Co....................... 1,095,598     40,087,931       0.6%
   Royal Caribbean Cruises, Ltd............   322,500     33,775,425       0.5%
   Other Securities........................              295,686,180       4.3%
                                                      --------------      ----
TOTAL CONSUMER DISCRETIONARY...............              369,549,536       5.4%
                                                      --------------      ----
CONSUMER STAPLES -- (5.8%)
   Archer-Daniels-Midland Co...............   813,476     38,436,741       0.6%
   Mondelez International, Inc., Class A... 2,081,099     87,364,536       1.3%
   Walgreens Boots Alliance, Inc...........   659,669     52,621,796       0.8%
   Walmart, Inc............................ 1,173,687    117,697,332       1.7%
   Other Securities........................              110,410,194       1.5%
                                                      --------------      ----
TOTAL CONSUMER STAPLES.....................              406,530,599       5.9%
                                                      --------------      ----
ENERGY -- (12.9%)
   Chevron Corp............................ 1,103,373    123,191,595       1.8%
   ConocoPhillips.......................... 1,489,306    104,102,489       1.5%
   Exxon Mobil Corp........................ 2,833,988    225,812,164       3.3%
   Marathon Petroleum Corp................. 1,205,778     84,947,060       1.3%
   Occidental Petroleum Corp...............   484,588     32,501,317       0.5%
   Phillips 66.............................   775,455     79,732,283       1.2%
   Schlumberger, Ltd.......................   577,687     29,641,120       0.4%
   Valero Energy Corp......................   605,899     55,191,340       0.8%
   Other Securities........................              165,172,765       2.4%
                                                      --------------      ----
TOTAL ENERGY...............................              900,292,133      13.2%
                                                      --------------      ----
FINANCIALS -- (21.7%)
   Bank of America Corp.................... 5,929,137    163,051,267       2.4%
   Bank of New York Mellon Corp. (The).....   702,823     33,264,613       0.5%
   Capital One Financial Corp..............   372,872     33,297,470       0.5%
   Citigroup, Inc.......................... 1,870,326    122,431,540       1.8%
   Goldman Sachs Group, Inc. (The).........   209,155     47,137,262       0.7%
   JPMorgan Chase & Co..................... 2,748,095    299,597,317       4.4%
   MetLife, Inc............................   949,912     39,126,875       0.6%
   Morgan Stanley.......................... 1,102,617     50,345,492       0.7%
   Prudential Financial, Inc...............   497,625     46,667,272       0.7%
   Wells Fargo & Co........................ 2,802,209    149,161,585       2.2%
   Other Securities........................              523,167,366       7.6%
                                                      --------------      ----
TOTAL FINANCIALS...........................            1,507,248,059      22.1%
                                                      --------------      ----
HEALTH CARE -- (15.6%)
   Abbott Laboratories.....................   915,297     63,100,575       0.9%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS++
                                        ---------- -------------- ---------------
HEALTH CARE -- (Continued)
       Aetna, Inc......................    558,462 $  110,798,861        1.6%
       Anthem, Inc.....................    504,640    139,063,645        2.0%
       Cigna Corp......................    136,754     29,239,373        0.4%
       CVS Health Corp.................  1,510,745    109,362,831        1.6%
       Danaher Corp....................    405,225     40,279,365        0.6%
*      Express Scripts Holding Co......    493,239     47,829,386        0.7%
       Humana, Inc.....................    198,071     63,463,929        0.9%
       Medtronic P.L.C.................    814,175     73,129,198        1.1%
       Pfizer, Inc.....................  3,696,959    159,191,055        2.3%
       Thermo Fisher Scientific, Inc...    435,609    101,780,043        1.5%
       Other Securities................               146,450,543        2.3%
                                                   --------------      -----
TOTAL HEALTH CARE......................             1,083,688,804       15.9%
                                                   --------------      -----
INDUSTRIALS -- (11.4%)
       CSX Corp........................  1,055,544     72,684,760        1.1%
       FedEx Corp......................    127,314     28,052,367        0.4%
       Norfolk Southern Corp...........    545,229     91,505,783        1.4%
       Republic Services, Inc..........    429,755     31,234,593        0.5%
       Union Pacific Corp..............    563,195     82,350,373        1.2%
       United Technologies Corp........    382,009     47,449,338        0.7%
       Other Securities................               442,973,689        6.3%
                                                   --------------      -----
TOTAL INDUSTRIALS......................               796,250,903       11.6%
                                                   --------------      -----
INFORMATION TECHNOLOGY -- (11.4%)
       Cisco Systems, Inc..............  4,715,767    215,746,340        3.2%
       Intel Corp......................  4,978,195    233,377,782        3.4%
*      Micron Technology, Inc..........    842,584     31,782,268        0.5%
#      QUALCOMM, Inc...................    688,597     43,305,865        0.6%
       Other Securities................               266,116,169        3.9%
                                                   --------------      -----
TOTAL INFORMATION TECHNOLOGY...........               790,328,424       11.6%
                                                   --------------      -----
MATERIALS -- (1.9%)
       Other Securities................               129,132,337        1.9%
                                                   --------------      -----
REAL ESTATE -- (0.1%)
       Other Securities................                 5,661,531        0.1%
                                                   --------------      -----
UTILITIES -- (0.1%)
       Other Securities................                 4,575,180        0.1%
                                                   --------------      -----
TOTAL COMMON STOCKS....................             6,821,516,037       99.9%
                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
       Other Security..................                     2,520        0.0%
                                                   --------------      -----
TOTAL INVESTMENT SECURITIES............             6,821,518,557
                                                   --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S)   DFA Short Term Investment Fund.. 11,474,074    132,755,035        1.9%
                                                   --------------      -----
TOTAL INVESTMENTS--(100.0%)
   (Cost $3,962,789,550)............               $6,954,273,592      101.8%
                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Communication Services..... $  828,258,531           --   --    $  828,258,531
   Consumer Discretionary.....    369,549,536           --   --       369,549,536
   Consumer Staples...........    406,530,599           --   --       406,530,599
   Energy.....................    900,292,133           --   --       900,292,133
   Financials.................  1,507,237,374 $     10,685   --     1,507,248,059
   Health Care................  1,083,688,804           --   --     1,083,688,804
   Industrials................    796,250,903           --   --       796,250,903
   Information Technology.....    790,328,424           --   --       790,328,424
   Materials..................    129,132,337           --   --       129,132,337
   Real Estate................      5,661,531           --   --         5,661,531
   Utilities..................      4,575,180           --   --         4,575,180
Rights/Warrants
   Consumer Discretionary.....             --        2,520   --             2,520
Securities Lending Collateral.             --  132,755,035   --       132,755,035
                               -------------- ------------   --    --------------
TOTAL......................... $6,821,505,352 $132,768,240   --    $6,954,273,592
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                                                THE TAX-MANAGED
                                                                                                U.S. MARKETWIDE
                                                                                                 VALUE SERIES*
                                                                                                ---------------
ASSETS:
Investments at Value (including $258,593 of securities on loan, respectively)..................   $6,821,519
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $132,748).      132,755
Receivables:
   Investment Securities Sold..................................................................       21,973
   Dividends, Interest and Tax Reclaims........................................................        7,485
   Securities Lending Income...................................................................           36
                                                                                                  ----------
       Total Assets............................................................................    6,983,768
                                                                                                  ----------
LIABILITIES:
Payables:
   Due to Custodian............................................................................            1
   Upon Return of Securities Loaned............................................................      132,747
   Investment Securities Purchased.............................................................       10,675
   Due to Advisor..............................................................................        1,191
   Line of Credit..............................................................................        8,896
Accrued Expenses and Other Liabilities.........................................................          472
                                                                                                  ----------
       Total Liabilities.......................................................................      153,982
                                                                                                  ----------
NET ASSETS.....................................................................................   $6,829,786
                                                                                                  ==========
Investments at Cost............................................................................   $3,830,042
                                                                                                  ==========

--------
* See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2018

                            (AMOUNTS IN THOUSANDS)

                                                                 THE TAX-MANAGED
                                                                 U.S. MARKETWIDE
                                                                  VALUE SERIES#
                                                                 ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $8)..............    $153,238
   Income from Securities Lending...............................         808
                                                                    --------
          Total Investment Income...............................     154,046
                                                                    --------
EXPENSES
   Investment Management Fees...................................      14,003
   Accounting & Transfer Agent Fees.............................         288
   Custodian Fees...............................................          75
   Directors'/Trustees' Fees & Expenses.........................          28
   Professional Fees............................................          92
   Other........................................................         153
                                                                    --------
          Total Expenses........................................      14,639
                                                                    --------
   Net Expenses.................................................      14,639
                                                                    --------
   NET INVESTMENT INCOME (LOSS).................................     139,407
                                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold**.............................     226,155
       Affiliated Investment Companies Shares Sold..............         (25)
       Futures..................................................         697
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency...............     (80,044)
       Affiliated Investment Companies Shares...................           2
                                                                    --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................     146,785
                                                                    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.    $286,192
                                                                    ========

--------
** Net of foreign capital gain taxes withheld of $0.
#  Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                   THE TAX-MANAGED U.S.
                                                                                  MARKETWIDE VALUE SERIES
                                                                                  ----------------------
                                                                                     YEAR        YEAR
                                                                                     ENDED       ENDED
                                                                                    OCT 31,     OCT 31,
                                                                                     2018        2017
                                                                                  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................................................. $  139,407  $  126,408
   Net Realized Gain (Loss) on:
       Investment Securities Sold/*,** /.........................................    226,155     218,751
       Affiliated Investment Companies Shares Sold...............................        (25)         22
       Futures...................................................................        697          77
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency................................    (80,044)    896,370
       Affiliated Investment Companies Shares....................................          2         (29)
                                                                                  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations........    286,192   1,241,599
                                                                                  ----------  ----------
Transactions in Interest:
   Contributions.................................................................    198,216     176,018
   Withdrawals...................................................................   (321,718)   (288,925)
                                                                                  ----------  ----------
          Net Increase (Decrease) from Transactions in Interest..................   (123,502)   (112,907)
                                                                                  ----------  ----------
          Total Increase (Decrease) in Net Assets................................    162,690   1,128,692
NET ASSETS
   Beginning of Year.............................................................  6,667,096   5,538,404
                                                                                  ----------  ----------
   End of Year................................................................... $6,829,786  $6,667,096
                                                                                  ==========  ==========

--------
* Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2018 of $0
** Net of foreign capital gain taxes withheld for the fiscal year ended
   October 31, 2017 of $0

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                       THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                                ----------------------------------------------------------
                                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                                   ENDED       ENDED       ENDED       ENDED       ENDED
                                                                  OCT 31,     OCT 31,     OCT 31,     OCT 31,     OCT 31,
                                                                   2018        2017        2016        2015        2014
                                                                ----------  ----------  ----------  ----------  ----------
Total Return...................................................       4.26%      22.61%       2.79%       2.93%      15.17%
                                                                ----------  ----------  ----------  ----------  ----------
Net Assets, End of Year (thousands)............................ $6,829,786  $6,667,096  $5,538,404  $5,348,412  $5,143,977
Ratio of Expenses to Average Net Assets........................       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net Assets...........       1.99%       2.02%       2.05%       1.82%       1.61%
Portfolio Turnover Rate........................................          5%          7%          9%          6%          2%
See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

   1. SECURITY VALUATION: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day.

   Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. As of October 31, 2018, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $175 (in thousands).

   The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of:
(i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2018, the Series' investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series............................................... 0.20%

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2018, the total related amounts paid by the Trust to the CCO were $43 (in thousands).The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2018, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands):

                                                       OTHER INVESTMENT
                                                          SECURITIES
                                                      ------------------
                                                      PURCHASES  SALES
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $506,857  $352,818

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2018, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, were as follows (amounts in thousands):

                                                                     CHANGE IN
                                                      NET REALIZED  UNREALIZED
                   BALANCE AT PURCHASES AT  PROCEEDS  GAIN/(LOSS)  APPRECIATION/    BALANCE AT      SHARES AS OF   DIVIDEND
                    10/31/17      COST     FROM SALES   ON SALES   DEPRECIATION  OCTOBER 31, 2018 OCTOBER 31, 2018  INCOME
                   ---------- ------------ ---------- ------------ ------------- ---------------- ---------------- --------
THE TAX-MANAGED
  U.S. MARKETWIDE
  VALUE SERIES
The DFA Short
  Term Investment
  Fund............  $108,958   $1,212,807  $1,188,987     $(25)         $2           $132,755          11,474       $2,665
                    --------   ----------  ----------     ----          --           --------          ------       ------
TOTAL.............  $108,958   $1,212,807  $1,188,987     $(25)         $2           $132,755          11,474       $2,665
                    ========   ==========  ==========     ====          ==           ========          ======       ======


                   CAPITAL GAIN
                   DISTRIBUTIONS
                   -------------
THE TAX-MANAGED
  U.S. MARKETWIDE
  VALUE SERIES
The DFA Short
  Term Investment
  Fund............      --
                        --
TOTAL.............      --
                        ==

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   As of October 31, 2018, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                              FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                                                 COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                              ----------- ------------ -------------- --------------
The Tax-Managed U.S. Marketwide Value Series. $3,962,790   $3,131,600    $(140,115)     $2,991,485

   The difference between book-basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2018 (amounts in thousands):

                                                    REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                    -----------------------
                                                               EQUITY
                                                    TOTAL  CONTRACTS *,(1)
                                                    -----  ---------------
      The Tax-Managed U.S. Marketwide Value Series. $697        $697

(1)  Presented on Statements of Operations as Net Realized Gain (Loss) on:
     Futures.
* As of October 31, 2018, there were no futures contracts outstanding. During the year ended October 31, 2018, the Series had limited activity in futures contracts.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 28, 2018, with its domestic custodian bank. A line of credit with similar terms was in effect through March 28, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 27, 2019.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 5, 2018. A line of credit with similar terms was in effect through January 5, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 4, 2019.

   For the year ended October 31, 2018, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
-                                      ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     2.48%        $2,761         45         $9        $8,893

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2018, that the Series' available line of credit was used.

   As of October 31, 2018, The Tax-Managed U.S Marketwide Value Series had loans outstanding in the amount of $8,896 (in thousands).

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not use the interfund lending program during the year ended October 31, 2018.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2018, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2018, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                     --------- ------ --------------------
The Tax-Managed U.S. Marketwide Value Series. $229,497  $4,931         $326

I. SECURITIES LENDING:

   As of October 31, 2018, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                           --------
             The Tax-Managed U.S. Marketwide Value Series. $133,240

   The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

                                                          REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                       AS OF OCTOBER 31, 2018
                                                      ---------------------------------------------------------
                                                      OVERNIGHT AND            BETWEEN
                                                       CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                      ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS THE TAX-MANAGED U.S.
  MARKETWIDE VALUE SERIES
   Common Stocks..................................... $132,755,035     --         --         --    $132,755,035

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

   In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

   In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

L. OTHER:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending. On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review if its prior decision with respect to the Individual Creditor Actions.

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Tax-Managed U.S. Marketwide Value Series

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The Tax-Managed U.S. Marketwide Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2018.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met two times during the fiscal year ended October 31, 2018.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2018.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

DISINTERESTED TRUSTEE/DIRECTORS

                                                                                             PORTFOLIOS
                                        TERM OF                                              WITHIN THE      OTHER DIRECTORSHIPS
                                       OFFICE/1/ AND                                          DFA FUND       OF PUBLIC COMPANIES
NAME, ADDRESS AND                      LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5     COMPLEX/2/         HELD DURING
YEAR OF BIRTH              POSITION     SERVICE                     YEARS                     OVERSEEN          PAST 5 YEARS
-----------------         ------------ -----------    ----------------------------------- ------------------ --------------------
George M. Constantinides  Director of  DFADIG-        Leo Melamed Professor of            128 portfolios in  None
University of Chicago     DFAIDG       Since 1983     Finance, University of Chicago      4 investment
Booth School of Business  and DIG      DIG-           Booth School of Business (since     companies
5807 S. Woodlawn Avenue   Trustee of   Since 1993     1978).
Chicago, IL 60637         DFAITC       DFAITC-
                          and DEM      Since 1992
1947                                   DEM-
                                       Since 1993

Douglas W. Diamond        Director of  DFADIG-        Merton H. Miller Distinguished      128 portfolios in  None
University of Chicago     DFAIDG       Since June     Service Professor of Finance,       4 investment
Booth School of Business  and DIG      2017 DIG-      University of Chicago Booth         companies
5807 S. Woodlawn Avenue   Trustee of   Since June     School of Business (since 1988).
Chicago, IL 60637         DFAITC       2017           Visiting Scholar, Federal Reserve
                          and DEM      DFAITC-        Bank of Richmond (since 1990).
1953                                   Since June     Formerly, Fischer Black Visiting
                                       2017           Professor of Financial Economics,
                                       DEM-           Alfred P. Sloan School of
                                       Since June     Management, Massachusetts
                                       2017           Institute of Technology (2015 to
                                                      2016).

Roger G. Ibbotson         Director of  DFADIG-        Professor in Practice Emeritus of   128 portfolios in  None
Yale School of            DFAIDG       Since 1981     Finance, Yale School of             4 investment
Management P.O. Box       and DIG      DIG-           Management (since 1984).            companies
208200 New Haven, CT      Trustee of   Since 1993     Chairman, CIO and Partner, Zebra
06520- 8200               DFAITC       DFAITC-        Capital Management, LLC (hedge
                          and DEM      Since 1992     fund and asset manager) (since
1943                                   DEM-           2001). Formerly, Consultant to
                                       Since 1993     Morningstar, Inc. (2006--2016).

Edward P. Lazear          Director of  DFADIG-        Distinguished Visiting Fellow,      128 portfolios in  None
Stanford University       DFAIDG       Since 2010     Becker Friedman Institute for       4 investment
Graduate School of        and DIG      DIG-           Research in Economics, University   companies
Business Knight           Trustee of   Since 2010     of Chicago (since 2015). Morris
Management Center, E346   DFAITC       DFAITC-        Arnold Cox Senior Fellow, Hoover
Stanford, CA 94305        and DEM      Since 2010     Institution (since 2002). Jack
                                       DEM-           Steele Parker Professor of Human
1948                                   Since 2010     Resources Management and
                                                      Economics, Graduate School of
                                                      Business, Stanford University
                                                      (since 1995). Cornerstone
                                                      Research (expert testimony and
                                                      economic and financial analysis)
                                                      (since 2009).

Myron S. Scholes          Director of  DFADIG-        Chief Investment Strategist, Janus  128 portfolios in  Formerly, Adviser,
c/o Dimensional Fund      DFAIDG       Since 1981     Henderson Investors (since 2014).   4 investment       Kuapay, Inc. (2013-
Advisors LP 6300 Bee      and DIG      DIG-           Frank E. Buck Professor of          companies          2014). Formerly,
Cave Road, Building One   Trustee of   Since 1993     Finance, Emeritus, Graduate                            Director, American
Austin, TX 78746          DFAITC       DFAITC-        School of Business, Stanford                           Century Fund
                          and DEM      Since 1992     University (since 1981).                               Complex (registered
1941                                   DEM-                                                                  investment
                                       Since 1993                                                            companies) (43
                                                                                                             Portfolios) (1980-
                                                                                                             2014).

                                                                                             PORTFOLIOS
                                        TERM OF                                              WITHIN THE
                                       OFFICE/1/ AND                                          DFA FUND
NAME, ADDRESS AND                      LENGTH OF      PRINCIPAL OCCUPATION DURING PAST 5     COMPLEX/2/
YEAR OF BIRTH              POSITION     SERVICE                     YEARS                     OVERSEEN
-----------------         ------------ -----------    ----------------------------------  ------------------
Abbie J. Smith            Director of  DFADIG-         Boris and Irene Stern              128 portfolios in
University of Chicago     DFAIDG       Since 2000      Distinguished Service Professor    4 investment
Booth School of Business  and DIG      DIG- Since      of Accounting, University of       companies
5807 S. Woodlawn Avenue   Trustee of   2000            Chicago Booth School of
Chicago, IL 60637         DFAITC       DFAITC-         Business (since 1980).
                          and DEM      Since 2000
1953                                   DEM-
                                       Since 2000












                            OTHER DIRECTORSHIPS
                            OF PUBLIC COMPANIES
NAME, ADDRESS AND               HELD DURING
YEAR OF BIRTH                   PAST 5 YEARS
-----------------         -------------------------
Abbie J. Smith            Director (since 2000)
University of Chicago     and formerly, Lead
Booth School of Business  Director (May 2014 -
5807 S. Woodlawn Avenue   May 2017), HNI
Chicago, IL 60637         Corporation (formerly
                          known as HON
1953                      Industries Inc.) (office
                          furniture); Director,
                          Ryder System Inc.
                          (transportation,
                          logistics and supply-
                          chain management)
                          (since 2003); and
                          Trustee, UBS Funds (3
                          investment companies
                          within the fund
                          complex) (21
                          portfolios) (since
                          2009).

INTERESTED TRUSTEE/DIRECTOR*

                                                                                                 PORTFOLIOS
                                    TERM OF                                                      WITHIN THE
                                   OFFICE/1/ AND                                                  DFA FUND
NAME, ADDRESS AND                  LENGTH OF                                                     COMPLEX/2/
YEAR OF BIRTH          POSITION     SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS       OVERSEEN
-----------------     ------------ -----------    ------------------------------------------- ------------------
David G. Booth        Chairman     DFADIG-        Chairman, Director/Trustee, and formerly,   128 portfolios in
6300 Bee Cave Road,   and          Since 1981     President and Co-Chief Executive Officer    4 investment
Building One Austin,  Director of  DIG- Since     (each until March 2017) of Dimensional      companies
TX 78746              DFAIDG       1992           Emerging Markets Value Fund ("DEM"),
                      and DIG      DFAITC-        DFAIDG, Dimensional Investment Group
1946                  Trustee of   Since 1992     Inc. ("DIG") and The DFA Investment
                      DFAITC       DEM-           Trust Company ("DFAITC"). Executive
                      and DEM      Since 1993     Chairman, and formerly, President and
                                                  Co-Chief Executive Officer (each until
                                                  February 2017) of Dimensional Holdings
                                                  Inc., Dimensional Fund Advisors LP and
                                                  DFA Securities LLC (collectively with
                                                  DEM, DFAIDG, DIG and DFAITC, the
                                                  "DFA Entities"). Formerly, Chairman and
                                                  Director (2009-2018), Co-Chief Executive
                                                  Officer (2010 - June 2017) of Dimensional
                                                  Fund Advisors Canada ULC. Trustee,
                                                  University of Chicago (since 2002).
                                                  Trustee, University of Kansas Endowment
                                                  Association (since 2005). Formerly,
                                                  Director of Dimensional Fund Advisors
                                                  Ltd. (2002 - July 2017), DFA Australia
                                                  Limited (1994 - July 2017), Dimensional
                                                  Advisors Ltd. (2012 - July 2017),
                                                  Dimensional Funds plc (2006 - July 2017)
                                                  and Dimensional Funds II plc (2006 - July
                                                  2017). Formerly, Director and President of
                                                  Dimensional Japan Ltd. (2012 - April
                                                  2017). Formerly, President, Dimensional
                                                  SmartNest (US) LLC (2009-2014); and
                                                  Limited Partner, VSC Investors, LLC
                                                  (2007 to 2015). Formerly, Chairman,
                                                  Director, President and Co-Chief Executive
                                                  Officer of Dimensional Cayman
                                                  Commodity Fund I Ltd. (2010-September
                                                  2017).

                      OTHER DIRECTORSHIPS
                      OF PUBLIC COMPANIES
NAME, ADDRESS AND        HELD DURING
YEAR OF BIRTH            PAST 5 YEARS
-----------------     -------------------
David G. Booth               None
6300 Bee Cave Road,
Building One Austin,
TX 78746

1946































/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
/*/ The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                        TERM OF
                                       OFFICE/1/ AND
NAME AND YEAR                          LENGTH OF       PRINCIPAL OCCUPATION DURING PAST 5
OF BIRTH               POSITION         SERVICE                       YEARS
-------------     -------------------- -----------    --------------------------------------
Valerie A. Brown  Vice President and   Since 2001     Vice President and Assistant
1967              Assistant Secretary                 Secretary of

                                                          .  all the DFA Entities (since
                                                             2001)

                                                          .  DFA Australia Limited (since
                                                             2002)

                                                          .  Dimensional Fund Advisors Ltd.
                                                             (since 2002)

                                                          .  Dimensional Cayman Commodity
                                                             Fund I Ltd. (since 2010)

                                                          .  Dimensional Fund Advisors Pte.
                                                             Ltd. (since 2012)

                                                          .  Dimensional Hong Kong Limited
                                                             (since 2012)

                                                      Director, Vice President and
                                                      Assistant Secretary (since 2003) of

                                                          .  Dimensional Fund Advisors
                                                             Canada ULC

David P. Butler   Co-Chief Executive   Since 2017     Co-Chief Executive Officer (since
1964              Officer                             2017) of

                                                          .  all the DFA entities

                                                      Director (since 2017) of

                                                          .  Dimensional Holdings Inc.

                                                          .  Dimensional Fund Advisors
                                                             Canada ULC

                                                          .  Dimensional Japan Ltd.

                                                          .  Dimensional Advisors Ltd.

                                                          .  Dimensional Fund Advisors Ltd.

                                                          .  DFA Australia Limited

                                                      Director and Co-Chief Executive
                                                      Officer (since 2017) of

                                                          .  Dimensional Cayman Commodity
                                                             Fund I Ltd.

                                                      Head of Global Financial Advisor
                                                      Services (since 2007) for

                                                          .  Dimensional Fund Advisors LP

                                                      Formerly, Vice President (2007 -
                                                      2017) of

                                                          .  all the DFA Entities

Stephen A. Clark  Executive Vice       Since 2017     Executive Vice President (since 2017)
1972              President                           of

                                                          .  all the DFA entities

                                                      Director and Vice President (since
                                                      2016) of

                                                          .  Dimensional Japan Ltd.

                                                      President and Director (since 2016) of

                                                          .  Dimensional Fund Advisors
                                                             Canada ULC

                                                      Vice President (since 2008) and
                                                      Director (since 2016) of

                                                          .  DFA Australia Limited

                                                      Director (since 2016) of

                                                          .  Dimensional Advisors Ltd.

                                                          .  Dimensional Fund Advisors Pte.
                                                             Ltd.

                                                          .  Dimensional Hong Kong Limited

                                                      Vice President (since 2016) of

                                                          .  Dimensional Fund Advisors Pte.
                                                             Ltd.

                                                      Head of Global Institutional Services
                                                      (since 2014) for

                                                          .  Dimensional Fund Advisors LP

                                                      Formerly, Vice President (2004 -
                                                      2017) of

                                                          .  all the DFA Entities

                                                      Formerly, Vice President (2010 -
                                                      2016) of

                                                          .  Dimensional Fund Advisors
                                                             Canada ULC

                                                      Formerly, Head of Institutional,
                                                      North America (2012 - 2013) for

                                                          .  Dimensional Fund Advisors LP

Christopher S.     Vice President and   Since 2004  Vice President and Global Chief
Crossan            Global Chief                     Compliance Officer (since 2004) of
1965               Compliance Officer
                                                        .  all the DFA Entities

                                                        .  DFA Australia Limited

                                                        .  Dimensional Fund Advisors Ltd.

                                                    Chief Compliance Officer (since 2006)
                                                    and Chief Privacy Officer (since
                                                    2015) of

                                                        .  Dimensional Fund Advisors
                                                           Canada ULC

                                                    Chief Compliance Officer of

                                                        .  Dimensional Fund Advisors Pte.
                                                           Ltd. (since 2012)

                                                        .  Dimensional Japan Ltd. (since
                                                           2017)

                                                    Formerly, Vice President and Global
                                                    Chief Compliance Officer (2010 -
                                                    2014) for

                                                        .  Dimensional SmartNest (US) LLC

Gregory K. Hinkle  Vice President,      Vice        Vice President, Chief Financial
1958               Chief Financial      President   Officer, and Treasurer (since 2016) of
                   Officer, and         since 2015
                   Treasurer            and Chief       .  all the DFA Entities
                                        Financial
                                        Officer         .  Dimensional Advisors Ltd.
                                        and
                                        Treasurer       .  Dimensional Fund Advisors Ltd.
                                        since 2016
                                                        .  Dimensional Hong Kong Limited

                                                        .  Dimensional Cayman Commodity
                                                           Fund I Ltd.

                                                        .  Dimensional Fund Advisors
                                                           Canada ULC

                                                        .  Dimensional Fund Advisors Pte.
                                                           Ltd.

                                                        .  DFA Australia Limited

                                                    Director (since 2016) for

                                                        .  Dimensional Funds plc

                                                        .  Dimensional Funds II plc

                                                    Formerly, interim Chief Financial
                                                    Officer and interim Treasurer
                                                    (2016) of

                                                        .  all the DFA Entities

                                                        .  Dimensional Fund Advisors LP

                                                        .  Dimensional Fund Advisors Ltd.

                                                        .  DFA Australia Limited

                                                        .  Dimensional Advisors Ltd.

                                                        .  Dimensional Fund Advisors Pte.
                                                           Ltd.

                                                        .  Dimensional Hong Kong Limited

                                                        .  Dimensional Cayman Commodity
                                                           Fund I Ltd.

                                                        .  Dimensional Fund Advisors
                                                           Canada ULC

                                                    Formerly, Controller (2015 - 2016) of

                                                        .  all the DFA Entities

                                                        .  Dimensional Fund Advisors LP

                                                    Formerly, Vice President (2008 -
                                                    2015) of

                                                        .  T. Rowe Price Group, Inc.

                                                    Formerly, Director of Investment
                                                    Treasury and Treasurer (2008 - 2015)
                                                    of

                                                        .  the T. Rowe Price Funds

Jeff J. Jeon       Vice President and   Vice        Vice President (since 2004) and
1973               Assistant Secretary  President   Assistant Secretary (since 2017) of
                                        since 2004
                                        and             .  all the DFA Entities
                                        Assistant
                                        Secretary   Vice President and Assistant
                                        since 2017  Secretary (since 2010) of

                                                        .  Dimensional Cayman Commodity
                                                           Fund I Ltd.

Joy Lopez          Vice President and   Vice        Vice President (since 2015) of
1971               Assistant Treasurer  President
                                        since 2015      .  all the DFA Entities Assistant
                                        and                Treasurer (since 2017) of
                                        Assistant
                                        Treasurer       .  the DFA Fund Complex
                                        since 2017
                                                    Formerly, Senior Tax Manager (2013 -
                                                    2015) for

                                                        .  Dimensional Fund Advisors LP

Kenneth M. Manell  Vice President       Since 2010  Vice President (since 2010) of
1972
                                                        .  all the DFA Entities

                                                        .  Dimensional Cayman Commodity
                                                           Fund I Ltd.

Catherine L. Newell  President and       President   President (since 2017) of
1964                 General Counsel     since 2017
                                         and             .  the DFA Fund Complex
                                         General
                                         Counsel     General Counsel (since 2001) of
                                         since 2001
                                                         .  All the DFA Entities

                                                     Executive Vice President (since 2017)
                                                     and Secretary (since 2000) of

                                                         .  Dimensional Fund Advisors LP

                                                         .  Dimensional Holdings Inc.

                                                         .  DFA Securities LLC

                                                         .  Dimensional Investment LLC
                                                            Director (since 2002), Vice
                                                            President (since 1997) and
                                                            Secretary (since 2002) of

                                                         .  DFA Australia Limited

                                                         .  Dimensional Fund Advisors Ltd.

                                                     Vice President and Secretary of

                                                         .  Dimensional Fund Advisors
                                                            Canada ULC (since 2003)

                                                         .  Dimensional Cayman Commodity
                                                            Fund I Ltd. (since 2010)

                                                         .  Dimensional Japan Ltd. (since
                                                            2012)

                                                         .  Dimensional Advisors Ltd.
                                                            (since 2012)

                                                         .  Dimensional Fund Advisors Pte.
                                                            Ltd. (since 2012)

                                                     Director of

                                                         .  Dimensional Funds plc (since
                                                            2002)

                                                         .  Dimensional Funds II plc
                                                            (since 2006)

                                                         .  Director of Dimensional Japan
                                                            Ltd. (since 2012)

                                                         .  Dimensional Advisors Ltd.
                                                            (since 2012)

                                                         .  Dimensional Fund Advisors Pte.
                                                            Ltd. (since 2012)

                                                         .  Dimensional Hong Kong Limited
                                                            (since 2012)

                                                     Formerly, Vice President and
                                                     Secretary (2010 - 2014) of

                                                         .  Dimensional SmartNest (US) LLC

                                                     Formerly, Vice President (1997 -
                                                     2017) and Secretary (2000 - 2017) of

                                                         .  the DFA Fund Complex Formerly,
                                                            Vice President of

                                                         .  Dimensional Fund Advisors LP
                                                            (1997 - 2017)

                                                         .  Dimensional Holdings Inc.
                                                            (2006 - 2017)

                                                         .  DFA Securities LLC (1997 -
                                                            2017)

                                                         .  Dimensional Investment LLC
                                                            (2009 - 2017)

Selwyn Notelovitz    Vice President and  Since       Vice President and Deputy Chief
1961                 Deputy Chief        2013        Compliance Officer of
                     Compliance Officer
                                                         .  the DFA Fund Complex (since
                                                            2013)

                                                         .  Dimensional Fund Advisors LP
                                                            (since 2012)

Carolyn L. O         Vice President and  Vice        Vice President (since 2010) and
1974                 Secretary           President   Secretary (since 2017) of
                                         since 2010
                                         and             .  the DFA Fund Complex
                                         Secretary
                                         since 2017  Vice President (since 2010) and
                                                     Assistant Secretary (since 2016) of

                                                         .  Dimensional Fund Advisors LP

                                                         .  Dimensional Holdings Inc.

                                                         .  Dimensional Investment LLC

                                                     Vice President of

                                                         .  DFA Securities LLC (since 2010)

                                                         .  Dimensional Cayman Commodity
                                                            Fund I Ltd. (since 2010)

                                                         .  Dimensional Fund Advisors
                                                            Canada ULC (since 2016)

Gerard K. O'Reilly  Co-Chief Executive  Co-Chief    Co-Chief Executive Officer and Chief
1976                Officer and Chief   Executive   Investment Officer (since 2017) of
                    Investment Officer  Officer
                                        and Chief       .  all the DFA Entities
                                        Investment
                                        Officer         .  Dimensional Fund Advisors
                                        since 2017         Canada ULC

                                                    Director, Chief Investment Officer
                                                    and Vice President (since 2017) of

                                                        .  DFA Australia Limited

                                                    Chief Investment Officer (since 2017)
                                                    and Vice President (since 2016) of

                                                        .  Dimensional Japan Ltd.

                                                    Director, Co-Chief Executive Officer
                                                    and Chief Investment Officer (since
                                                    2017) of

                                                        .  Dimensional Cayman Commodity
                                                           Fund I Ltd. Director of

                                                        .  Dimensional Funds plc (since
                                                           2014)

                                                        .  Dimensional Fund II plc (since
                                                           2014)

                                                        .  Dimensional Holdings Inc.
                                                           (since 2017)

                                                    Formerly, Co-Chief Investment Officer
                                                    of

                                                        .  Dimensional Japan Ltd. (2016 -
                                                           2017)

                                                        .  DFA Australia Limited (2014 -
                                                           2017)

                                                    Formerly, Executive Vice President
                                                    (2017) and Co-Chief Investment
                                                    Officer (2014 - 2017) of

                                                        .  all the DFA Entities

                                                    Formerly, Vice President (2007 -
                                                    2017) of

                                                        .  all the DFA Entities

                                                    Formerly, Vice President and Co-Chief
                                                    Investment Officer (2014 - 2017) of

                                                        .  Dimensional Fund Advisors
                                                           Canada ULC

                                                    Formerly, Director of

                                                        .  Dimensional Fund Advisors Pte.
                                                           Ltd. (2017)

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2017 to October 31, 2018, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                     QUALIFYING
                                                                                                         FOR
                            NET                                                                       CORPORATE
                        INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS   QUALIFYING
DFA INVESTMENT            INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED     DIVIDEND
DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1) INCOME (2)
---------------------  ------------- ------------- ------------- --------- ---------- ------------- ------------- ----------
  Tax-Managed
    U.S.
    Marketwide
    Value
    Portfolio.........       37%           0%           63%          0%        0%          100%            0%          0%
  Tax-Managed
    U.S.
    Equity
    Portfolio.........      100%           0%            0%          0%        0%          100%          100%        100%
  Tax-Managed
    U.S.
    Targeted
    Value
    Portfolio.........       22%           0%           78%          0%        0%          100%          100%        100%
  Tax-Managed
    U.S. Small
    Cap
    Portfolio.........       24%           0%           76%          0%        0%          100%          100%        100%
  T.A. U.S.
    Core
    Equity 2
    Portfolio.........       66%           0%           34%          0%        0%          100%          100%        100%
  Tax-Managed
    DFA
    International
    Value
    Portfolio.........      100%           0%            0%          0%        0%          100%          100%        100%
  T.A. World
    ex U.S.
    Core
    Equity
    Portfolio.........      100%           0%            0%          0%        0%          100%          100%        100%

                                                                     QUALIFYING
                                                                       SHORT-
                           U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DFA INVESTMENT          GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONS GROUP INC.  INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
---------------------  ------------ ---------- ---------- ---------- ----------
  Tax-Managed
    U.S.
    Marketwide
    Value
    Portfolio.........      17%          0%         0%       100%        0%
  Tax-Managed
    U.S.
    Equity
    Portfolio.........       0%          0%         0%       100%        0%
  Tax-Managed
    U.S.
    Targeted
    Value
    Portfolio.........       0%          0%         0%       100%        0%
  Tax-Managed
    U.S. Small
    Cap
    Portfolio.........       0%          0%         0%       100%        0%
  T.A. U.S.
    Core
    Equity 2
    Portfolio.........       0%          0%         0%       100%        0%
  Tax-Managed
    DFA
    International
    Value
    Portfolio.........       0%         11%       100%         0%        0%
  T.A. World
    ex U.S.
    Core
    Equity
    Portfolio.........       0%         11%       100%         0%        0%

(1)Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

  LOGO                                                         DFA103118-002A
                                                                     00218699

                      THE DFA SHORT TERM INVESTMENT FUND

                                 ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2018

                               TABLE OF CONTENTS

 INVESTMENT SUMMARY

 SCHEDULE OF PORTFOLIO HOLDINGS

 SCHEDULE OF INVESTMENTS

 STATEMENT OF ASSETS AND LIABILITIES

 STATEMENT OF OPERATIONS

 STATEMENTS OF CHANGES IN NET ASSETS

 FINANCIAL HIGHLIGHTS

 NOTES TO FINANCIAL STATEMENTS

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 SUPPLEMENTAL INFORMATION

 FUND MANAGEMENT

                              INVESTMENT SUMMARY

CUMULATIVE PERFORMANCE OF $10,000

[Graphic Appears Here]

The graph represents a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark.

AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 10/31/18

                                         1 YEAR 5 YEAR SINCE INCEPTION 7-DAY YIELD
                                         ------ ------ --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND        1.77%  0.66%      0.46%         2.22%
FTSE ONE-MONTH U.S. TREASURY BILL INDEX   1.62%  0.50%      0.31%           --

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
October 31, 2018

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2018:

                                                                    PERCENT OF
SECURITY ALLOCATION                                                 INVESTMENTS
-------------------                                                 -----------
Commercial Paper                                                        60.4%
Repurchase Agreements                                                   18.6
Yankee Certificates of Deposit                                           9.3
U.S. Government Agency Securities                                        8.2
U.S. Treasury Obligations                                                1.7
Corporate Bonds                                                          1.3
Yankee Bonds                                                             0.5
                                                                       -----
TOTAL INVESTMENTS                                                      100.0%

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

October 31, 2018

SECURITY DESCRIPTION                                  Rate           Maturity Face Amount $ Fair Value $
--------------------                        ------------------------ -------- ------------- ------------
CORPORATE BONDS - 1.3%
(r)Apple, Inc.                              2.64% (US0003M + 30 bps) 05/06/19   20,000,000   20,027,959
(r)++Roche Holdings, Inc.                   2.73% (US0003M + 34 bps) 09/30/19    5,850,000    5,862,240
(r)Toyota Motor Credit Corp.                3.13% (US0003M + 82 bps) 02/19/19   16,900,000   16,941,480
(r)Toyota Motor Credit Corp.                2.37% (US0003M + 6 bps)  05/15/19  150,000,000  150,015,506
(r)Toyota Motor Credit Corp.                2.59% (US0003M + 10 bps) 07/25/19   75,000,000   75,004,559
                                                                               -----------  -----------
TOTAL CORPORATE BONDS (Cost $267,880,932)                                      267,750,000  267,851,744
                                                                               -----------  -----------
YANKEE BONDS - 0.5%
(r)Equinor ASA                              2.80% (US0003M + 46 bps) 11/08/18   29,816,000   29,818,085
(r)Royal Bank of Canada NY                  3.03% (US0003M + 70 bps) 12/10/18   20,000,000   20,010,560
(r)Royal Bank of Canada NY                  2.86% (US0003M + 45 bps) 01/10/19    5,000,000    5,002,703
(r)Royal Bank of Canada NY                  2.86% (US0003M + 53 bps) 03/15/19    1,479,000    1,480,907
(r)Shell International Finance BV           2.92% (US0003M + 58 bps) 11/10/18    5,716,000    5,716,808
(r)Shell International Finance BV           2.68% (US0003M + 35 bps) 09/12/19    3,500,000    3,508,855
(r)Svenska Handelsbanken NY                 2.82% (US0001M + 49 bps) 06/17/19    2,000,000    2,004,297
(r)Toronto Dominion Bank NY                 3.30% (US0003M + 84 bps) 01/22/19    7,985,000    7,999,226
(r)Westpac Banking Corp.                    3.05% (US0001M + 74 bps) 11/23/18   25,000,000   25,009,847
                                                                               -----------  -----------
TOTAL YANKEE BONDS (Cost $100,559,663)                                         100,496,000  100,551,288
                                                                               -----------  -----------
COMMERCIAL PAPER - 60.4%
(y)++Alberta Province                       2.21%                    11/15/18   50,000,000   49,953,542
(y)++Alberta Province                       2.21%                    11/21/18   55,000,000   54,928,069
(y)++Alberta Province                       2.28%                    12/04/18  100,000,000   99,785,706
(y)++Archer-Daniels-Midland Co.             2.26%                    11/08/18   79,000,000   78,960,799
(y)++Archer-Daniels-Midland Co.             2.28%                    11/13/18  125,000,000  124,898,664
(y)++Archer-Daniels-Midland Co.             2.28%                    11/19/18   50,000,000   49,940,414
(y)++Archer-Daniels-Midland Co.             2.28%                    11/20/18   55,000,000   54,930,944
(y)++Archer-Daniels-Midland Co.             2.28%                    11/29/18   90,000,000   89,834,845
(y)++Australia & New Zealand Banking Group  2.17%                    11/27/18  245,000,000  244,594,647
(r)++Australia & New Zealand Banking Group  2.49% (US0001M + 20 bps) 11/29/18  100,000,000  100,017,800
(y)++Australia & New Zealand Banking Group  2.22%                    12/04/18  100,000,000   99,789,483
(y)++Bank Nederlandse Gemeenten             2.21%                    11/06/18  152,000,000  151,943,810
(y)++Bank Nederlandse Gemeenten             2.26%                    11/13/18  150,000,000  149,878,938
(r)Bank of Nova Scotia                      2.50% (US0001M + 22 bps) 10/09/19  100,000,000   99,927,600
(y)Banque Et Caisse d'Epargne de I'Etat     2.21%                    11/01/18   77,975,000   77,970,224
(y)Banque Et Caisse d'Epargne de I'Etat     2.22%                    11/06/18  105,000,000  104,961,185
(y)Banque Et Caisse d'Epargne de I'Etat     2.26%                    12/03/18   35,000,000   34,926,914
(y)Banque Et Caisse d'Epargne de I'Etat     2.27%                    12/06/18   40,000,000   39,908,560
(y)++Chevron Corp.                          2.28%                    12/14/18   55,000,000   54,848,145
(y)++Coca-Cola Co.                          2.12%                    11/13/18   35,500,000   35,471,221
(r)++Commonwealth Bank of Australia         2.48% (US0001M + 20 bps) 11/15/18   25,000,000   25,002,350
(y)++Commonwealth Bank of Australia         2.16%                    11/30/18   75,000,000   74,858,750
(r)++Commonwealth Bank of Australia         2.51% (US0001M + 23 bps) 12/13/18  150,000,000  150,041,250
(y)++Commonwealth Bank of Australia         2.52%                    01/22/19  100,000,000   99,427,992
(r)Commonwealth Bank of Australia           2.48% (US0001M + 20 bps) 09/06/19   25,000,000   24,994,525
(y)++DBS Bank, Ltd.                         2.24%                    11/15/18  150,000,000  149,855,625
(y)++DBS Bank, Ltd.                         2.43%                    12/24/18   70,000,000   69,747,580
(r)++DBS Bank, Ltd.                         2.43% (US0001M + 15 bps) 03/25/19   50,000,000   50,001,850
(y)++Emerson Electric Co.                   2.22%                    11/02/18   40,000,000   39,995,071
(y)++Emerson Electric Co.                   2.23%                    11/16/18   23,000,000   22,976,980
(y)++Equinor ASA                            2.18%                    11/07/18   20,000,000   19,991,406
(y)++Equinor ASA                            2.21%                    11/19/18   50,000,000   49,940,942
(y)++Erste Abwicklungsanstalt               2.18%                    11/01/18  102,000,000  101,993,753
(y)++Erste Abwicklungsanstalt               2.21%                    11/09/18   31,000,000   30,982,756
(y)++Erste Abwicklungsanstalt               2.42%                    01/10/19  100,000,000   99,514,044
(y)++Erste Abwicklungsanstalt               2.43%                    01/11/19  150,000,000  149,259,600
(y)++Erste Abwicklungsanstalt               2.56%                    01/25/19   47,400,000   47,114,199
(r)++Erste Abwicklungsanstalt               2.40% (US0001M + 12 bps) 03/01/19  150,000,000  150,005,400
(y)Exxon Mobil Corp.                        2.25%                    12/12/18  100,000,000   99,736,567
(y)++IBM Corp.                              2.32%                    12/03/18  100,000,000   99,792,192
(y)++IBM Corp.                              2.33%                    12/05/18  107,000,000  106,763,649
(y)++IBM Corp.                              2.35%                    12/17/18  150,000,000  149,549,583
(y)++Intel Corp.                            2.21%                    11/07/18   83,500,000   83,464,118
(y)++Kimberly-Clark Worldwide               2.26%                    11/05/18   83,870,000   83,843,965
(y)++Kimberly-Clark Worldwide               2.28%                    11/09/18   24,600,000   24,586,193
(y)++Koch Resources LLC                     2.27%                    11/06/18  215,000,000  214,920,879
(y)++Koch Resources LLC                     2.30%                    11/13/18   50,000,000   49,959,827
(y)++Kreditanstalt Fur Wiederaufbau         2.19%                    11/26/18   50,000,000   49,917,992

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2018

SECURITY DESCRIPTION                                             Rate           Maturity Face Amount $ Fair Value $
--------------------                                   -----------------------  -------- ------------- ------------
COMMERCIAL PAPER - 60.4% (CONTINUED)
(y)++Kreditanstalt Fur Wiederaufbau                    2.31%                    12/17/18  195,000,000  194,418,023
(y)++Landesbank Hessen-Thuri                           2.17%                    11/02/18  100,000,000   99,987,800
(y)++Landesbank Hessen-Thuri                           2.24%                    11/08/18  100,000,000   99,951,089
(y)++Landesbank Hessen-Thuri                           2.30%                    11/09/18   95,000,000   94,947,703
(y)++Landesbank Hessen-Thuri                           2.28%                    11/19/18   25,500,000   25,470,257
(y)++Landesbank Hessen-Thuri                           2.50%                    01/29/19  275,000,000  273,281,249
(y)++L'Oreal USA, Inc.                                 2.22%                    11/05/18   25,000,000   24,992,344
(y)++L'Oreal USA, Inc.                                 2.25%                    11/07/18   30,000,000   29,987,108
(y)++Merck & Co., Inc.                                 2.19%                    11/06/18   96,000,000   95,964,672
(y)++National Australia Bank, Ltd.                     2.09%                    11/08/18  150,000,000  149,927,334
(y)++National Australia Bank, Ltd.                     2.09%                    11/19/18  200,000,000  199,765,666
(y)National Rural Utilities Cooperative Finance Corp.  2.24%                    11/07/18   29,800,000   29,787,020
(y)National Rural Utilities Cooperative Finance Corp.  2.23%                    11/08/18   35,000,000   34,982,562
(y)National Rural Utilities Cooperative Finance Corp.  2.25%                    11/15/18   30,000,000   29,971,750
(y)National Rural Utilities Cooperative Finance Corp.  2.24%                    11/16/18   47,000,000   46,952,749
(y)National Rural Utilities Cooperative Finance Corp.  2.27%                    11/27/18   45,000,000   44,922,915
(y)National Rural Utilities Cooperative Finance Corp.  2.31%                    12/06/18   75,000,000   74,827,050
(y)++Nederlandse Waterschapsbank NV                    2.17%                    11/02/18  150,000,000  149,981,375
(y)++Nederlandse Waterschapsbank NV                    2.17%                    11/05/18  175,000,000  174,945,313
(y)++Nederlandse Waterschapsbank NV                    2.18%                    11/13/18   80,463,000   80,396,462
(y)Nestle Finance International, Ltd.                  2.23%                    11/08/18   80,000,000   79,960,871
(y)Nestle Finance International, Ltd.                  2.27%                    11/19/18   25,000,000   24,970,735
(y)++Nordea Bank AB                                    2.28%                    12/17/18   50,000,000   49,852,799
(y)++Nordea Bank AB                                    2.31%                    12/18/18   15,000,000   14,954,840
(y)++Novartis Finance Corp.                            2.19%                    11/05/18   25,000,000   24,992,344
(y)++Novartis Finance Corp.                            2.29%                    12/13/18   14,600,000   14,560,065
(y)++NRW.Bank                                          2.19%                    11/01/18   50,000,000   49,996,928
(y)++NRW.Bank                                          2.18%                    11/02/18  200,000,000  199,975,388
(y)++NRW.Bank                                          2.29%                    11/26/18  100,000,000   99,834,756
(y)Oesterreich Kontrollbank                            2.26%                    11/05/18   95,150,000   95,120,728
(y)Oesterreich Kontrollbank                            2.22%                    11/09/18   91,200,000   91,149,270
(y)Oesterreich Kontrollbank                            2.17%                    11/15/18  130,500,000  130,378,200
(y)Oesterreich Kontrollbank                            2.29%                    11/21/18   73,200,000   73,103,839
(y)Oesterreich Kontrollbank                            2.24%                    11/30/18  203,800,000  203,414,477
(r)Oversea-Chinese Banking Corp., Ltd.                 2.56% (US0001M + 28 bps) 11/05/18   30,000,000   30,001,320
(y)++Oversea-Chinese Banking Corp., Ltd.               2.25%                    11/28/18  135,000,000  134,760,075
(y)++Oversea-Chinese Banking Corp., Ltd.               2.26%                    12/06/18  100,000,000   99,769,400
(r)++Oversea-Chinese Banking Corp., Ltd.               2.43% (US0001M + 15 bps) 02/25/19  100,000,000  100,005,900
(r)++Oversea-Chinese Banking Corp., Ltd.               2.43% (US0001M + 16 bps) 04/02/19   55,000,000   55,002,365
(y)PACCAR Financial Corp.                              2.20%                    11/02/18   25,500,000   25,496,845
(y)PACCAR Financial Corp.                              2.20%                    11/05/18   24,300,000   24,292,457
(y)PACCAR Financial Corp.                              2.28%                    11/28/18   14,800,000   14,773,686
(y)PACCAR Financial Corp.                              2.28%                    11/29/18   20,000,000   19,963,138
(y)PACCAR Financial Corp.                              2.29%                    11/30/18    9,600,000    9,581,680
(y)++Province of Quebec                                2.12%                    11/13/18  100,000,000   99,919,653
(y)++Province of Quebec                                2.18%                    12/14/18  150,000,000  149,579,616
(y)++PSP Capital, Inc.                                 2.17%                    11/01/18   60,000,000   59,996,325
(y)++PSP Capital, Inc.                                 2.12%                    11/05/18   80,000,000   79,975,389
(y)++PSP Capital, Inc.                                 2.18%                    11/06/18   75,000,000   74,972,275
(y)++PSP Capital, Inc.                                 2.17%                    11/20/18   50,000,000   49,937,500
(y)++PSP Capital, Inc.                                 2.24%                    12/10/18   50,000,000   49,872,945
(y)++PSP Capital, Inc.                                 2.34%                    12/13/18   70,000,000   69,808,113
(y)++PSP Capital, Inc.                                 2.30%                    12/14/18   15,000,000   14,957,888
(y)++Sanofi-Aventis                                    2.24%                    11/05/18   40,000,000   39,987,750
(y)++Siemens Capital Co. LLC                           2.22%                    11/01/18  122,300,000  122,292,516
(y)++Siemens Capital Co. LLC                           2.21%                    11/13/18   56,545,000   56,499,711
(y)++Siemens Capital Co. LLC                           2.21%                    12/03/18   42,825,000   42,737,655
(y)++Simon Property Group, LP                          2.32%                    12/10/18   69,500,000   69,321,076
(y)++Skandinaviska Enskilda Banken AB                  2.25%                    12/05/18   75,000,000   74,837,979
(y)++Skandinaviska Enskilda Banken AB                  2.26%                    12/17/18  180,000,000  179,471,250
(y)++Skandinaviska Enskilda Banken AB                  2.51%                    01/29/19  100,000,000   99,377,500
(y)++Sumitomo Mitsui Bank Corp.                        2.21%                    11/14/18  200,000,000  199,827,488
(y)++Sumitomo Mitsui Bank Corp.                        2.17%                    11/16/18   25,000,000   24,975,289
(y)++Sumitomo Mitsui Bank Corp.                        2.20%                    11/19/18   50,000,000   49,941,100
(y)++Sumitomo Mitsui Bank Corp.                        2.24%                    11/29/18  100,000,000   99,818,186
(y)++Svenska Handelsbanken NY                          2.23%                    11/20/18  100,000,000   99,877,944
(y)++Svenska Handelsbanken NY                          2.25%                    12/13/18  150,000,000  149,594,009
(y)Swedbank AB                                         2.24%                    11/05/18  100,000,000   99,969,583

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2018

SECURITY DESCRIPTION                              Rate            Maturity Face Amount $   Fair Value $
--------------------                    ------------------------- -------- -------------- --------------
COMMERCIAL PAPER - 60.4% (CONTINUED)
(y)Swedbank AB                          2.26%                     12/13/18    125,000,000    124,669,139
(y)Swedbank AB                          2.34%                     12/17/18     32,500,000     32,405,634
(y)Swedbank AB                          2.30%                     12/18/18    125,000,000    124,629,000
(r)++Toronto Dominion Bank NY           2.48% (US0001M + 20 bps)  11/14/18    150,000,000    150,013,200
(r)++Toronto Dominion Bank NY           2.56% (US0001M + 30 bps)  12/03/18     50,000,000     50,014,750
(r)++Toronto Dominion Bank NY           2.49% (US0001M + 23 bps)  12/03/18    200,000,000    200,045,399
(r)++Toronto Dominion Bank NY           2.68% (US0001M + 40 bps)  03/15/19    100,000,000    100,102,000
(r)++Toronto Dominion Bank NY           2.64% (US0003M + 27 bps)  03/26/19     45,000,000     45,039,005
(r)++Toronto Dominion Bank NY           2.55% (US0001M + 27 bps)  05/23/19     80,000,000     80,034,000
(y)++Total Capital Canada, Ltd.         2.17%                     11/01/18     20,019,000     20,017,790
(y)++Total Capital Canada, Ltd.         2.18%                     11/06/18     77,490,000     77,461,419
(y)++Total Capital Canada, Ltd.         2.28%                     12/03/18     85,000,000     84,817,909
(y)++Total Capital Canada, Ltd.         2.23%                     12/04/18    150,000,000    149,668,641
(y)++Total Capital Canada, Ltd.         2.29%                     12/06/18    200,000,000    199,531,200
(y)++Total Capital Canada, Ltd.         2.46%                     01/24/19     63,000,000     62,635,860
(r)Toyota Motor Credit Corp.            2.52% (US0001M + 24 bps)  03/12/19    150,000,000    150,064,200
(r)Toyota Motor Credit Corp.            2.51% (US0003M + 8 bps)   04/08/19    140,000,000    139,999,504
(r)Toyota Motor Credit Corp.            2.43% (US0003M + 8 bps)   04/25/19    150,000,000    150,000,245
(y)++United Overseas Bank               2.42%                     01/07/19     25,000,000     24,884,258
(y)++Wal-Mart Stores, Inc.              2.25%                     11/19/18     70,000,000     69,916,099
(y)++Wal-Mart Stores, Inc.              2.28%                     11/26/18    182,500,000    182,199,220
(y)++Wal-Mart Stores, Inc.              2.31%                     12/03/18    112,500,000    112,262,915
(r)++Westpac Banking Corp.              2.49% (US0001M + 20 bps)  11/29/18     50,000,000     50,008,100
                                                                           -------------- --------------
TOTAL COMMERCIAL PAPER
  (Cost $12,175,496,335)                                                   12,192,437,000 12,175,051,322
                                                                           -------------- --------------
YANKEE CERTIFICATES OF
  DEPOSIT - 9.3%
(r)Bank of Montreal Chicago             2.49% (US0001M + 22 bps)  10/04/19    200,000,000    199,981,756
(r)Bank of Nova Scotia                  2.54% (US0003M + 20 bps)  11/09/18     23,625,000     23,625,795
(r)Bank of Nova Scotia                  2.41% (US0003M + 9 bps)   09/06/19    150,000,000    149,949,260
(r)Bank of Nova Scotia                  2.50% (US0001M + 22 bps)  09/20/19    100,000,000     99,964,940
Canadian Imperial Bank of Commerce      2.15%                     11/15/18    100,000,000     99,998,956
Canadian Imperial Bank of Commerce      2.15%                     12/06/18    200,000,000    199,992,958
(r)Canadian Imperial Bank of Commerce   2.55% (US0001M + 27 bps)  07/19/19    100,000,000     99,985,803
(r)Rabobank Nederland NY                2.44% (US0001M + 18 bps)  11/02/18     75,000,000     75,000,900
(r)Rabobank Nederland NY                2.49% (US0001M + 20 bps)  12/18/18     75,000,000     75,019,650
(r)Rabobank Nederland NY                2.56% (US0001M + 27 bps)  02/11/19     50,000,000     50,027,100
(r)Rabobank Nederland NY                2.53% (US0003M + 20 bps)  03/12/19    100,000,000    100,053,163
(r)Royal Bank of Canada NY              2.53% (US0001M + 25 bps)  11/06/18    100,000,000    100,004,800
(r)Royal Bank of Canada NY              2.59% (US0001M + 30 bps)  11/29/18     60,000,000     60,015,540
(r)Royal Bank of Canada NY              2.51% (US0001M + 23 bps)  12/07/18     75,000,000     75,018,825
(r)Royal Bank of Canada NY              2.52% (US0001M + 24 bps)  12/19/18    150,000,000    150,047,400
(r)Royal Bank of Canada NY              2.64% (US0003M + 23 bps)  04/09/19     60,000,000     60,036,203
(r)Svenska Handelsbanken NY             2.58% (US0001M + 30 bps)  12/10/18     75,000,000     75,025,875
(r)Svenska Handelsbanken NY             2.54% (US0001M + 24 bps)  04/26/19     50,000,000     50,000,000
(r)Toronto Dominion Bank NY             2.52% (US0003M + 11 bps)  11/06/18     25,000,000     25,001,150
(r)Toronto Dominion Bank NY             2.52% (US0003M + 20 bps)  03/06/19    100,000,000    100,093,900
                                                                           -------------- --------------
TOTAL YANKEE CERTIFICATES OF
  DEPOSIT (Cost $1,868,626,456)                                             1,868,625,000  1,868,843,974
                                                                           -------------- --------------
U.S. GOVERNMENT AGENCY
  SECURITIES - 8.2%
(y)Federal Home Loan Bank               2.05%                     11/01/18    200,000,000    200,000,000
(y)Federal Home Loan Bank               2.15%                     11/13/18    300,000,000    299,781,900
(y)Federal Home Loan Bank               2.13%                     11/14/18    200,000,000    199,842,600
(y)Federal Home Loan Bank               2.08%                     11/21/18    100,000,000     99,878,900
(y)Federal Home Loan Bank               2.16%                     11/27/18    200,000,000    199,685,200
(y)Federal Home Loan Bank               2.11%                     11/28/18    200,000,000    199,673,000
(y)Federal Home Loan Bank               2.17%                     12/03/18    150,000,000    149,702,700
(y)Federal Home Loan Bank               2.12%                     12/05/18     50,000,000     49,894,700
(y)Federal Home Loan Bank               2.14%                     12/12/18    100,000,000     99,746,000
(y)Federal Home Loan Bank               2.15%                     12/14/18    100,000,000     99,733,600
(y)Federal Home Loan Bank               2.17%                     12/19/18     25,000,000     24,925,675
(y)Federal Home Loan Bank               2.24%                     01/04/19     20,778,000     20,693,039
                                                                           -------------- --------------
TOTAL U.S. GOVERNMENT AGENCY
  SECURITIES (Cost $1,643,630,340)                                          1,645,778,000  1,643,557,314
                                                                           -------------- --------------
REPURCHASE AGREEMENTS - 18.6%
Bank of America Corp. (Purchased on
  10/31/18, Proceeds at maturity
  $150,009,125, collateralized by U.S.
  Treasury Securities, 0.00% - 2.00%,
  02/15/20 - 01/15/21, market value
  $153,000,008)                         2.19%                     11/01/18    150,000,000    150,000,000

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

October 31, 2018

SECURITY DESCRIPTION                                                         Rate  Maturity Face Amount $  Fair Value $
--------------------                                                         ----  -------- ------------- ---------------
REPURCHASE AGREEMENTS - 18.6% (CONTINUED)
Barclays Capital, Inc. (Purchased on 10/31/18, Proceeds at maturity
  $850,051,708, collateralized by U.S. Treasury Securities, 0.75% - 7.25%,
  07/15/19 - 08/15/28, market value $867,000,013)                            2.19% 11/01/18   850,000,000     850,000,000
Goldman Sachs & Co. (Purchased on 10/31/18, Proceeds at maturity
  $400,024,333, collateralized by U.S. Government Agency Backed Securities,
  2.50% - 5.50%, 07/15/20 - 11/15/47, market value $408,000,000)             2.19% 11/01/18   400,000,000     400,000,000
HSBC Securities (USA), Inc. (Purchased on 10/31/18, Proceeds at maturity
  $600,036,500, collateralized by U.S. Treasury Securities, 0.00% - 2.75%,
  01/15/19 - 11/15/27, market value $612,000,030)                            2.19% 11/01/18   600,000,000     600,000,000
JPMorgan Securities (Purchased on 10/31/18, Proceeds at maturity
  $400,024,444, collateralized by U.S. Treasury Securities, 0.00% - 10.00%,
  11/01/18 - 09/20/38, market value $408,000,000)                            2.20% 11/01/18   400,000,000     400,000,000
Mizuho Securities USA, Inc. (Purchased on 10/31/18, Proceeds at maturity
  $400,024,444, collateralized by U.S. Treasury Securities, 1.38% - 2.25%,
  05/31/21 - 11/15/24, market value $408,000,007)                            2.20% 11/01/18   400,000,000     400,000,000
Royal Bank of Canada (Purchased on 10/31/18, Proceeds at maturity
  $600,036,500, collateralized by U.S. Treasury Securities, 0.00% - 3.63%,
  11/15/18 - 11/15/27, market value $612,000,019)                            2.19% 11/01/18   600,000,000     600,000,000
Toronto Dominion Bank NY (Purchased on 10/31/18, Proceeds at maturity
  $350,021,389, collateralized by U.S. Treasury Securities, 0.00% - 3.88%,
  12/14/18 - 02/01/27, market value $357,000,070)                            2.20% 11/01/18   350,000,000     350,000,000
                                                                                            ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,750,000,000)                                           3,750,000,000   3,750,000,000
                                                                                            ------------- ---------------
U.S. TREASURY OBLIGATIONS - 1.7%
(y)U.S. Treasury Bill                                                        2.02% 11/08/18   200,000,000     199,918,284
(y)U.S. Treasury Bill                                                        2.09% 12/06/18   150,000,000     149,688,099
                                                                                            ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $349,619,268)                                           350,000,000     349,606,383
                                                                                            ------------- ---------------
TOTAL INVESTMENTS (Cost $20,155,812,994) - 100.0%                                                         $20,155,462,025
                                                                                                          ===============

AB--Aktiebolag (Swedish Stock Company)
ASA--Allmennaksjeselskap (Norwegian Stock Company)
BV--Besloten Vennootschap (Dutch Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NV--Naamloze Vennootschap (Dutch Stock Company)
NY--New York Shares
US0001M--1 Month US Dollar LIBOR
US0003M--3 Month US Dollar LIBOR

++ Rule 144A or Section 4(2) security that is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2018 was $9,793,099,390 which represented 48.6% of the total investments of the Fund.
(r) The adjustable/variable rate shown is effective as of October 31, 2018.
(y) The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2018

ASSETS:
Investments, at value                                          $16,405,462,025
Repurchase agreements, at value                                  3,750,000,000
                                                               ---------------
       Total Investments                                        20,155,462,025
                                                               ---------------
Cash                                                               652,895,586
Interest receivable                                                  9,185,278
                                                               ---------------
       Total Assets                                             20,817,542,889
                                                               ---------------
LIABILITIES:
Distributions payable                                               38,369,693
Accrued expenses and other payables:
   Investment Management Fees                                          891,153
   Director/Trustee Fees                                               635,585
   Transfer Agent Fees                                                   8,783
   Professional Fees                                                    45,617
   CCO Fees                                                              1,936
   Other Expenses                                                       88,409
                                                               ---------------
       Total Liabilities                                            40,041,176
                                                               ---------------
Net Assets                                                     $20,777,501,713
                                                               ===============
NET ASSETS CONSIST OF:
Capital                                                        $20,777,984,566
Total Distributable Earnings / (Loss)                                 (482,853)
                                                               ---------------
NET ASSETS                                                     $20,777,501,713
                                                               ===============
Shares of Beneficial Interest (Unlimited Number of Shares
   Authorized, No Par value)                                     1,795,755,920
                                                               ===============
Net Asset Value (Offering and Redemption Price Per Share)      $       11.5703
                                                               ===============
Investments at cost                                            $20,155,812,994

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
OCTOBER 31, 2018

INVESTMENT INCOME:
Interest                                                          $471,152,384
                                                                  ------------
   Total Investment Income                                         471,152,384
                                                                  ------------
EXPENSES:
Investment Management Fees                                          13,115,596
Administration Fees                                                  1,557,906
Transfer Agent Fees                                                    107,731
Professional Fees                                                      131,637
Director/Trustee Fees                                                  216,275
CCO Fees                                                                22,486
Other Expenses                                                         496,342
                                                                  ------------
   Total Expenses Before Fee Reductions                             15,647,973
                                                                  ------------
Fees Paid Indirectly                                                (1,482,334)
                                                                  ------------
   Net Expenses                                                     14,165,639
                                                                  ------------
Net Investment Income                                              456,986,745
                                                                  ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Gains from Investment Transactions                         34,677
Net Change in Unrealized Depreciation on Investments                (2,650,644)
                                                                  ------------
Net Realized and Unrealized Losses from Investments                 (2,615,967)
                                                                  ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $454,370,778
                                                                  ============

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR       FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2018   OCTOBER 31, 2017
                                                             -----------------  -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                     $     456,986,745  $     248,554,675
   Net Realized Gains from Investment Transactions                      34,677            109,822
   Net Change in Unrealized Depreciation on Investments             (2,650,644)        (2,591,932)
                                                             -----------------  -----------------
   Change in net assets resulting from operations                  454,370,778        246,072,565
                                                             -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Total Distributions Paid /(a)/                                 (457,097,559)      (248,703,795)
                                                             -----------------  -----------------
   Change in Net Assets from Distributions to Shareholders        (457,097,559)      (248,703,795)
                                                             -----------------  -----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                 117,235,760,486    116,171,372,725
   Dividends Reinvested                                                145,455             35,755
   Cost of Shares Redeemed                                    (121,732,128,948)  (113,325,139,268)
                                                             -----------------  -----------------
   Change in Net Assets from Capital Transactions               (4,496,223,007)     2,846,269,212
                                                             -----------------  -----------------
Change in Net Assets                                            (4,498,949,788)     2,843,637,982
NET ASSETS:
Beginning of Period                                             25,276,451,501     22,432,813,519
                                                             -----------------  -----------------
End of Period                                                $  20,777,501,713  $  25,276,451,501
                                                             =================  =================
SHARES TRANSACTIONS:
   Shares Issued                                                10,132,257,344     10,038,493,888
   Reinvested                                                           12,571              3,090
   Shares Redeemed                                             (10,520,890,040)    (9,792,598,203)
                                                             -----------------  -----------------
Change in Shares                                                  (388,620,125)       245,898,775
                                                             =================  =================

/(a)/ Distributions from net investment income and net realized capital gains are combined for the years ended October 31, 2017 and October 31, 2018. Comparable prior year information has been revised to reflect current year presentation. See Note C in the Notes to Financial Statements for more information regarding distributions and see Note H in the Notes to Financial Statements for more information regarding recently issued accounting standards.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                FOR THE          FOR THE        FOR THE        FOR THE          FOR THE
                                              YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED
                                              OCTOBER 31,      OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                                                 2018             2017         2016/(a)/        2015             2014
                                            -----------      -----------      -----------  -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $   11.5715      $   11.5723      $   11.5700  $     11.57      $     11.57
                                            -----------      -----------      -----------  -----------      -----------
INVESTMENT ACTIVITIES:
   Net Investment Income                         0.2041           0.1090           0.0472         0.01             0.01
   Net Realized and Unrealized
     Gain/(Losses) on Investments               (0.0012)         (0.0007)          0.0024           --/(b)/          --/(b)/
                                            -----------      -----------      -----------  -----------      -----------
Total from Investment Activities                 0.2029           0.1083           0.0496         0.01             0.01
                                            -----------      -----------      -----------  -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                        (0.2041)         (0.1091)         (0.0472)       (0.01)           (0.01)
   Net Realized Gains                                --/(b)/          --/(b)/     (0.0001)          --/(b)/          --/(b)/
                                            -----------      -----------      -----------  -----------      -----------
TOTAL DISTRIBUTIONS                             (0.2041)         (0.1091)         (0.0473)       (0.01)           (0.01)
                                            -----------      -----------      -----------  -----------      -----------
NET ASSET VALUE, END OF PERIOD              $   11.5703      $   11.5715      $   11.5723  $     11.57      $     11.57
                                            ===========      ===========      ===========  ===========      ===========
Total Return                                       1.77%            0.94%            0.43%        0.11%            0.08%
SUPPLEMENTAL DATA:
Net Assets, End Of Period (000's)           $20,777,502      $25,276,452      $22,432,814  $23,230,655      $24,343,666
RATIOS TO AVERAGE NET ASSETS:
Net Investment Income                              1.74%            0.95%            0.41%        0.11%            0.08%
Gross Expenses                                     0.06%            0.06%            0.06%        0.06%            0.06%
Net Expenses/(c)/                                  0.05%            0.05%            0.05%        0.06%            0.06%

/(a)/ As a result of the SEC's rules on money market reform, the financial highlight values are now presented to 4 digits beginning in 2016.
/(b)/ Amount less than $0.005.
/(c)/ Ratio as disclosed reflects the impact of custody fee credits earned by the Fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
October 31, 2018

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven series, one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services - Investment Companies."

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..Level 1  -   inputs are quoted prices in active markets for identical
              securities

..Level 2  -   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..Level 3  -   significant unobservable inputs (including the Fund's own
              assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. During the year ended October 31, 2018, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

A summary of the inputs used to value the Fund's investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2018

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2018:

                                          LEVEL 1       LEVEL 2       LEVEL 3
                                        INVESTMENTS   INVESTMENTS   INVESTMENTS
                                            IN            IN            IN
                                        SECURITIES    SECURITIES    SECURITIES
                                        ----------- --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                          $--     $   267,851,744     $--
   Yankee Bonds                              --         100,551,288      --
   Commercial Paper                          --      12,175,051,322      --
   Yankee Certificates of Deposit            --       1,868,843,974      --
   U.S. Government Agency
     Securities                              --       1,643,557,314      --
   Repurchase Agreements                     --       3,750,000,000      --
   U.S. Treasury Obligations                 --         349,606,383      --
                                            ---     ---------------     ---
       Total Investments                    $--     $20,155,462,025     $--
                                            ===     ===============     ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2018, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2018, the Fund's total liability of $548,220 for deferred compensation to Trustees is included in the "Director/Trustee Fees" payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2018

4. ALLOCATIONS - The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund's investment adviser (the "Advisor" or "DFA"), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2018, attributable to distribution redesignations.

As of October 31, 2018, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

                                                                              Net Unrealized
                                      Tax Cost of    Unrealized   Unrealized  Appreciation /
                                      Securities    Appreciation Depreciation (Depreciation)
                                    --------------- ------------ ------------ --------------
The DFA Short Term Investment Fund  $20,155,812,994   $770,289   $(1,121,258)   $(350,969)

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2018 and October 31, 2017 were as follows:

                                                Distributions Paid From
                                    -----------------------------------------------
                                    Net Investment   Long-Term         Total
                                        Income     Capital Gains Distributions Paid
                                    -------------- ------------- ------------------
The DFA Short Term Investment Fund
2018                                 $446,030,092      $ --         $446,030,092
2017                                  232,171,035       985          232,172,020

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2018

                                                                      Undistributed
                               --------------------------------------------------------------------------------------------
                                            Long-
                                            Term                             Accumulated    Unrealized         Total
                                Ordinary   Capital Accumulated Distributions Capital And   Appreciation     Accumulated
                                 Income     Gains   Earnings      Payable    Other Losses (Depreciation) Earnings (Deficit)
                               ----------- ------- ----------- ------------- ------------ -------------- ------------------
The DFA Short Term Investment
  Fund                         $38,930,144   $--   $38,930,144 $(38,381,669)     $--        $(350,969)        $197,506

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

At October 31, 2018, the following number of shareholders held the approximate percentage of the stated Portfolio's outstanding shares:

                                         Number of   Approximate Percentage
                                        Shareholders of Outstanding Shares
                                        ------------ ----------------------
    The DFA Short Term Investment Fund       6                 50%

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
October 31, 2018

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 5, 2018. A similar line of credit for $700 million was in effect through January 4, 2018. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 4, 2019. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2018.

Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the year and there were no outstanding loans as of October 31, 2018.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Fund's adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Fund's net assets or results of operations.

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2018

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA Short Term Investment Fund

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Short Term Investment Fund (one of the funds constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information
October 31, 2018 - (Unaudited)

OTHER FEDERAL TAX INFORMATION

For the year ended October 31, 2018, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2018 Form 1099-DIV.

For the year ended October 31, 2018, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871
(k) (2) and 881 (a) of the Internal Revenue Code:

                                                       Amount
                                                      --------
                  The DFA Short Term Investment Fund  $110,814

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (continued)
October 31, 2018 - (Unaudited)

EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                     Annualized
                                      Beginning      Ending       Expenses Paid     Expense Ratio
                                    Account Value Account Value  During Period*     During Period
                                       5/1/18       10/31/18    5/1/18 - 10/31/18 5/1/18 - 10/31/18
                                    ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund    $1,000.00     $1,010.30         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2018 to October 31, 2018, divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Annualized
                      Beginning      Ending       Expenses Paid     Expense Ratio
                    Account Value Account Value  During Period*     During Period
                       5/1/18       10/31/18    5/1/18 - 10/31/18 5/1/18 - 10/31/18
                    ------------- ------------- ----------------- -----------------
The DFA Short Term
Investment Fund       $1,000.00     $1,024.95         $0.26             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2018 to October 31, 2018, divided by the number of days in the fiscal year.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (continued)
October 31, 2018 - (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available
(1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on September 28, 2018. The Forms N-Q are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management
October 31, 2018 - (Unaudited)

TRUSTEES/DIRECTORS

DISINTERESTED DIRECTORS

                                                                                                                OTHER
                                                                                           PORTFOLIOS      DIRECTORSHIPS OF
                                   TERM OF                                                 WITHIN THE          PUBLIC
                                  OFFICE/1/ AND                                             DFA FUND       COMPANIES HELD
NAME, ADDRESS AND YEAR            LENGTH OF        PRINCIPAL OCCUPATION DURING PAST        COMPLEX/2/        DURING PAST
OF BIRTH                POSITION   SERVICE                      5 YEARS                     OVERSEEN           5 YEARS
----------------------  --------- ------------   -------------------------------------  ------------------ ----------------
 George M.              Director  DFAIDG -       Leo Melamed Professor of Finance,      127 portfolios in  None
 Constantinides                   Since 1983;    University of Chicago Booth School of  4 investment
 University of                    DIG - Since    Business (since 1978).                 companies
 Chicago Booth                    1993
 School of Business
 5807 S. Woodlawn
 Avenue
 Chicago, IL 60637

 1947

 Douglas W. Diamond     Director  DFAIDG -       Merton H. Miller Distinguished         127 portfolios in  None
 University of                    Since 2017;    Service Professor of Finance,          4 investment
 Chicago Booth                    DIG - Since    University of Chicago Booth School of  companies
 School of Business               2017           Business (since 1988). Visiting
 5807 S. Woodlawn                                Scholar, Federal Reserve Bank of
 Avenue                                          Richmond (since 1990). Formerly,
 Chicago, IL 60637                               Fischer Black Visiting Professor of
                                                 Financial Economics, Alfred P. Sloan
 1953                                            School of Management, Massachusetts
                                                 Institute of Technology (2015 to
                                                 2016).

 Roger G. Ibbotson      Director  DFAIDG -       Professor in Practice Emeritus of      127 portfolios in  None
 Yale School of                   Since 1981;    Finance, Yale School of Management     4 investment
 Management P.O.                  DIG - Since    (since 1984). Chairman, CIO and        companies
 Box 208200                       1993           Partner, Zebra Capital Management,
 New Haven, CT                                   LLC (hedge fund and asset manager)
 06520-8200                                      (since 2001). Formerly, Consultant to
                                                 Morningstar, Inc. (2006 - 2016).
 1943

 Edward P. Lazear       Director  DFAIDG -       Distinguished Visiting Fellow, Becker  127 portfolios in  None
 Stanford University              Since 2010;    Friedman Institute for Research in     4 investment
 Graduate School of               DIG - Since    Economics, University of Chicago       companies
 Business                         2010           (since 2015). Morris Arnold Cox
 Knight Management                               Senior Fellow, Hoover Institution
 Center, E346                                    (since 2002). Jack Steele Parker
 Stanford, CA 94305                              Professor of Human Resources
                                                 Management and Economics, Graduate
 1948                                            School of Business, Stanford
                                                 University (since 1995). Cornerstone
                                                 Research (expert testimony and
                                                 economic and financial analysis)
                                                 (since 2009).

 Myron S. Scholes       Director  DFAIDG -       Chief Investment Strategist, Janus     127 portfolios in  Formerly,
 c/o Dimensional                  Since 1981;    Henderson Investors (since 2014).      4 investment       Adviser,
 Fund Advisors LP                 DIG - Since    Frank E. Buck Professor of Finance,    companies          Kuapay, Inc.
 6300 Bee Cave Road,              1993           Emeritus, Graduate School of                              (2013-2014).
 Building One                                    Business, Stanford University (since                      Formerly,
 Austin, TX 78746                                1981).                                                    Director,
                                                                                                           American
 1941                                                                                                      Century Fund
                                                                                                           Complex
                                                                                                           (registered
                                                                                                           investment
                                                                                                           companies) (43
                                                                                                           Portfolios)
                                                                                                           (1980- 2014).

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2018 - (Unaudited)

Abbie J. Smith         Director  DFAIDG -     Boris and Irene Stern Distinguished    127 portfolios   Director, (since
University of Chicago            Since 2000;  Service Professor of Accounting,       in 4 investment  2000) and
Booth School of                  DIG - Since  University of Chicago Booth School of  companies        formerly, Lead
Business 5807                    2000         Business (since 1980).                                  Director (May
S. Woodlawn Avenue                                                                                    2014 - May
Chicago, IL 60637                                                                                     2017), HNI
                                                                                                      Corporation
1953                                                                                                  (formerly
                                                                                                      known as HON
                                                                                                      Industries Inc.)
                                                                                                      (office
                                                                                                      furniture);
                                                                                                      Director, Ryder
                                                                                                      System Inc.
                                                                                                      (transportation,
                                                                                                      logistics and
                                                                                                      supply-chain
                                                                                                      management)
                                                                                                      (since 2003);
                                                                                                      and Trustee,
                                                                                                      UBS Funds (3
                                                                                                      investment
                                                                                                      companies
                                                                                                      within the fund
                                                                                                      complex) (21
                                                                                                      portfolios)
                                                                                                      (since 2009).

INTERESTED DIRECTOR

   The following interested Director is described as such because he is deemed to be an "interested person," as that term is defined under the 1940 Act, due to his position with the Advisor.

                                                                                                                    OTHER
                                                                                            PORTFOLIOS WITHIN  DIRECTORSHIPS OF
                                  TERM OF OFFICE/1/                                           THE DFA FUND     PUBLIC COMPANIES
NAME, ADDRESS AND YEAR             AND LENGTH OF       PRINCIPAL OCCUPATION DURING PAST        COMPLEX/2/      HELD DURING PAST
OF BIRTH                POSITION      SERVICE                       5 YEARS                     OVERSEEN           5 YEARS
----------------------  --------- ----------------   -------------------------------------  -----------------  ----------------
   David G. Booth       Chairman    DFAIDG -         Chairman, Director/Trustee, and        127 portfolios          None
   6300 Bee Cave        and         Since 1981;      formerly, President and Co-Chief       in 4 investment
   Road, Building       Director    DIG - Since      Executive Officer (each until March    companies
   One Austin, TX                   1992             2017) of Dimensional Emerging Markets
   78746                                             Value Fund ("DEM"), DFAIDG,
                                                     Dimensional Investment Group Inc.
   1946                                              ("DIG") and The DFA Investment Trust
                                                     Company ("DFAITC"). Executive
                                                     Chairman, and formerly, President and
                                                     Co-Chief Executive Officer (each
                                                     until February 2017) of Dimensional
                                                     Holdings Inc., Dimensional Fund
                                                     Advisors LP and DFA Securities LLC
                                                     (collectively with DEM, DFAIDG, DIG
                                                     and DFAITC, the "DFA Entities").
                                                     Chairman and Director (since 2009)
                                                     and formerly, Co-Chief Executive
                                                     Officer (2010 - June 2017) of
                                                     Dimensional Fund Advisors Canada ULC.
                                                     Trustee, University of Chicago (since
                                                     2002). Trustee, University of Kansas
                                                     Endowment Association (since 2005).
                                                     Formerly, Director of Dimensional
                                                     Fund Advisors Ltd. (2002 - July
                                                     2017), DFA Australia Limited (1994 -
                                                     July 2017), Dimensional Advisors Ltd.
                                                     (2012 - July 2017), Dimensional Funds
                                                     plc (2006 - July 2017) and
                                                     Dimensional Funds II plc (2006 - July
                                                     2017). Formerly, Director and
                                                     President of Dimensional Japan Ltd.
                                                     (2012 - April 2017). Formerly,
                                                     President, Dimensional SmartNest (US)
                                                     LLC (2009-2014); and Limited Partner,
                                                     VSC Investors, LLC (2007 to 2015).
                                                     Formerly, Chairman, Director,
                                                     President and Co- Chief Executive
                                                     Officer of Dimensional Cayman
                                                     Commodity Fund I Ltd. (2010-September
                                                     2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; the Trust; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2018 - (Unaudited)

OFFICERS

                                        TERM OF
                                        OFFICE/1/
                                          AND
                                        LENGTH OF
NAME AND YEAR OF BIRTH     POSITION     SERVICE                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  --------------- ---------  -----------------------------------------------------------------
  Valerie A. Brown      Vice President   Since     Vice President and Assistant Secretary of
  1967                  and Assistant    2001          .  all the DFA Entities (since 2001)
                        Secretary                      .  DFA Australia Limited (since 2002)
                                                       .  Dimensional Fund Advisors Ltd. (since 2002)
                                                       .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)
                                                       .  Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                       .  Dimensional Hong Kong Limited (since 2012)
                                                   Director, Vice President and Assistant Secretary (since 2003) of
                                                       .  Dimensional Fund Advisors Canada ULC

  David P. Butler       Co-Chief         Since     Co-Chief Executive Officer (since 2017) of
  1964                  Executive        2017          .  all the DFA entities
                        Officer                    Director (since 2017) of
                                                       .  Dimensional Holdings Inc.
                                                       .  Dimensional Fund Advisors Canada ULC
                                                       .  Dimensional Japan Ltd.
                                                       .  Dimensional Advisors Ltd.
                                                       .  Dimensional Fund Advisors Ltd.
                                                       .  DFA Australia Limited
                                                   Director and Co-Chief Executive Officer (since 2017) of
                                                       .  Dimensional Cayman Commodity Fund I Ltd.
                                                   Head of Global Financial Advisor Services (since 2007) for
                                                       .  Dimensional Fund Advisors LP
                                                   Formerly, Vice President (2007 - 2017) of
                                                       .  all the DFA Entities

  Stephen A. Clark      Executive Vice   Since     Executive Vice President (since 2017) of
  1972                  President        2017          .  all the DFA entities
                                                   Director and Vice President (since 2016) of
                                                       .  Dimensional Japan Ltd.
                                                   President and Director (since 2016) of
                                                       .  Dimensional Fund Advisors Canada ULC
                                                   Vice President (since 2008) and Director (since 2016) of
                                                       .  DFA Australia Limited
                                                   Director (since 2016) of
                                                       .  Dimensional Advisors Ltd.
                                                       .  Dimensional Fund Advisors Pte. Ltd.
                                                       .  Dimensional Hong Kong Limited
                                                   Vice President (since 2016) of
                                                       .  Dimensional Fund Advisors Pte. Ltd.
                                                   Head of Global Institutional Services (since 2014) for
                                                       .  Dimensional Fund Advisors LP
                                                   Formerly, Vice President (2004 - 2017) of
                                                       .  all the DFA Entities
                                                   Formerly, Vice President (2010 - 2016) of
                                                       .  Dimensional Fund Advisors Canada ULC
                                                   Formerly, Head of Institutional, North America (2012 - 2013) for
                                                       .  Dimensional Fund Advisors LP

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2018 - (Unaudited)

                                             TERM OF
                                            OFFICE/1/
                                               AND
                                            LENGTH OF
NAME AND YEAR OF BIRTH      POSITION         SERVICE                     PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  ----------------- --------------- -----------------------------------------------------------------------
  Christopher S.        Vice President      Since 2004    Vice President and Global Chief Compliance Officer (since 2004) of
  Crossan               and Global Chief                      .  all the DFA Entities
  1965                  Compliance                            .  DFA Australia Limited
                        Officer                               .  Dimensional Fund Advisors Ltd.
                                                          Chief Compliance Officer (since 2006) and Chief Privacy Officer
                                                          (since 2015) of
                                                              .  Dimensional Fund Advisors Canada ULC
                                                          Chief Compliance Officer of
                                                              .  Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                              .  Dimensional Japan Ltd. (since 2017)
                                                          Formerly, Vice President and Global Chief Compliance Officer
                                                          (2010 - 2014) for
                                                              .  Dimensional SmartNest (US) LLC

  Gregory K. Hinkle     Vice President,   Vice President  Vice President, Chief Financial Officer, and Treasurer (since 2016) of
  1958                  Chief Financial   since 2015 and      .  all the DFA Entities
                        Officer, and          Chief           .  Dimensional Advisors Ltd.
                        Treasurer           Financial         .  Dimensional Fund Advisors Ltd.
                                           Officer and        .  Dimensional Hong Kong Limited
                                            Treasurer         .  Dimensional Cayman Commodity Fund I Ltd.
                                            since 2016        .  Dimensional Fund Advisors Canada ULC
                                                              .  Dimensional Fund Advisors Pte. Ltd.
                                                              .  DFA Australia Limited
                                                          Director (since 2016) for
                                                              .  Dimensional Funds plc
                                                              .  Dimensional Funds II plc
                                                          Formerly, interim Chief Financial Officer and interim Treasurer (2016)
                                                          of
                                                              .  all the DFA Entities
                                                              .  Dimensional Fund Advisors LP
                                                              .  Dimensional Fund Advisors Ltd.
                                                              .  DFA Australia Limited
                                                              .  Dimensional Advisors Ltd.
                                                              .  Dimensional Fund Advisors Pte. Ltd.
                                                              .  Dimensional Hong Kong Limited
                                                              .  Dimensional Cayman Commodity Fund I Ltd.
                                                              .  Dimensional Fund Advisors Canada ULC
                                                          Formerly, Controller (2015 - 2016) of
                                                              .  all the DFA Entities
                                                              .  Dimensional Fund Advisors LP
                                                          Formerly, Vice President (2008 - 2015) of
                                                              .  T. Rowe Price Group, Inc.
                                                          Formerly, Director of Investment Treasury and Treasurer
                                                          (2008 - 2015) of
                                                              .  the T. Rowe Price Funds

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2018 - (Unaudited)

                                          TERM OF
                                         OFFICE/1/ AND
                                         LENGTH OF
NAME AND YEAR OF BIRTH     POSITION       SERVICE                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  ---------------- -----------    ----------------------------------------------------------------
 Jeff J. Jeon           Vice President     Vice         Vice President (since 2004) and Assistant Secretary (since 2017)
 1973                   and Assistant    President      of
                        Secretary          since            .  all the DFA Entities
                                         2004 and       Vice President and Assistant Secretary (since 2010) of
                                         Assistant          .  Dimensional Cayman Commodity Fund I Ltd.
                                         Secretary
                                           since
                                           2017

 Joy Lopez              Vice President     Vice         Vice President (since 2015) of
 1971                   and Assistant    President          .  all the DFA Entities
                        Treasurer          since        Assistant Treasurer (since 2017) of
                                         2015 and           .  the DFA Fund Complex
                                         Assistant      Formerly, Senior Tax Manager (2013 - 2015) for
                                         Treasurer          .  Dimensional Fund Advisors LP
                                           since
                                           2017

 Kenneth M. Manell      Vice President     Since        Vice President (since 2010) of
 1972                                      2010             .  all the DFA Entities
                                                            .  Dimensional Cayman Commodity Fund I Ltd.

 Catherine L. Newell    President and    President      President (since 2017) of
 1964                   General Counsel    since            .  the DFA Fund Complex
                                         2017 and       General Counsel (since 2001) of
                                          General           .  All the DFA Entities
                                          Counsel       Executive Vice President (since 2017) and Secretary (since 2000)
                                           since        of
                                           2001             .  Dimensional Fund Advisors LP
                                                            .  Dimensional Holdings Inc.
                                                            .  DFA Securities LLC
                                                            .  Dimensional Investment LLC
                                                        Director (since 2002), Vice President (since 1997) and Secretary
                                                        (since 2002) of
                                                            .  DFA Australia Limited
                                                            .  Dimensional Fund Advisors Ltd.
                                                        Vice President and Secretary of
                                                            .  Dimensional Fund Advisors Canada ULC (since 2003)
                                                            .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)
                                                            .  Dimensional Japan Ltd. (since 2012)
                                                            .  Dimensional Advisors Ltd (since 2012)
                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                        Director of
                                                            .  Dimensional Funds plc (since 2002)
                                                            .  Dimensional Funds II plc (since 2006)
                                                            .  Director of Dimensional Japan Ltd. (since 2012)
                                                            .  Dimensional Advisors Ltd. (since 2012)
                                                            .  Dimensional Fund Advisors Pte. Ltd. (since 2012)
                                                            .  Dimensional Hong Kong Limited (since 2012)
                                                        Formerly, Vice President and Secretary (2010 - 2014) of
                                                            .  Dimensional SmartNest (US) LLC
                                                        Formerly, Vice President (1997 - 2017) and Secretary (2000 -
                                                        2017) of
                                                            .  the DFA Fund Complex
                                                        Formerly, Vice President of
                                                            .  Dimensional Fund Advisors LP (1997 -2017)
                                                            .  Dimensional Holdings Inc. (2006 -2017)
                                                            .  DFA Securities LLC (1997 - 2017)
                                                        Dimensional Investment LLC (2009 -2017)

THE DFA SHORT TERM INVESTMENT FUND
Fund Management - (continued)
October 31, 2018 - (Unaudited)

                                             TERM OF
                                            OFFICE/1/
                                               AND
                                             LENGTH OF
NAME AND YEAR OF BIRTH       POSITION        SERVICE                    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------  ------------------- ------------ ------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and     Since     Vice President and Deputy Chief Compliance Officer of
 1961                   Deputy Chief           2013          .  the DFA Fund Complex (since 2013)
                        Compliance Officer                   .  Dimensional Fund Advisors LP (since 2012)

 Carolyn L. O           Vice President and     Vice      Vice President (since 2010) and Secretary (since 2017) of
 1974                   Secretary            President       .  the DFA Fund Complex
                                            since 2010   Vice President (since 2010) and Assistant Secretary (since 2016) of
                                                and          .  Dimensional Fund Advisors LP
                                             Secretary       .  Dimensional Holdings Inc.
                                            since 2017       .  Dimensional Investment LLC
                                                         Vice President of
                                                             .  DFA Securities LLC (since 2010)
                                                             .  Dimensional Cayman Commodity Fund I Ltd. (since 2010)
                                                             .  Dimensional Fund Advisors Canada ULC (since 2016)

 Gerard K. O'Reilly     Co-Chief Executive   Co-Chief    Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
 1976                   Officer and Chief    Executive       .  all the DFA Entities
                        Investment Officer  Officer and      .  Dimensional Fund Advisors Canada ULC
                                               Chief     Director, Chief Investment Officer and Vice President (since 2017) of
                                            Investment       .  DFA Australia Limited
                                              Officer    Chief Investment Officer (since 2017) and Vice President (since 2016) of
                                            since 2017       .  Dimensional Japan Ltd.
                                                         Director, Co-Chief Executive Officer and Chief Investment Officer
                                                         (since 2017) of
                                                             .  Dimensional Cayman Commodity Fund I Ltd.
                                                         Director of
                                                             .  Dimensional Funds plc (since 2014)
                                                             .  Dimensional Fund II plc (since 2014)
                                                             .  Dimensional Holdings Inc. (since 2017)
                                                             .  Dimensional Fund Advisors Pte. Ltd. (since 2017)
                                                         Formerly, Co-Chief Investment Officer of
                                                             .  Dimensional Japan Ltd. (2016 - 2017)
                                                             .  DFA Australia Limited (2014 - 2017)
                                                         Formerly, Executive Vice President (2017) and Co-Chief Investment
                                                         Officer (2014 - 2017) of
                                                             .  all the DFA Entities
                                                         Formerly, Vice President (2007 - 2017) of
                                                             .  all the DFA Entities
                                                         Formerly, Vice President and Co-Chief Investment Officer (2014 - 2017)
                                                         of
                                                             .  Dimensional Fund Advisors Canada ULC

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified. Director holds office for an indefinite term until his or her successor is elected and qualified.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)    Audit Fees

                                  Fiscal Year Ended October 31, 2018: $227,786
                                  Fiscal Year Ended October 31, 2017: $217,580

   (b)    Audit-Related Fees

            Fees for Registrant - Fiscal Year Ended October 31, 2018: $18,931
                                  Fiscal Year Ended October 31, 2017: $17,981

       For fiscal years ended October 31, 2018 and October 31, 2017, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

          Audit-Related Fees required to be approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                  Fiscal Year Ended October 31, 2018: $205,000
                                  Fiscal Year Ended October 31, 2017: $191,500

       For the fiscal years ended October 31, 2018 and October 31, 2017, Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2 01 of Regulation S X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser for the fiscal year ended October 31, 2017 and the issuance of a Type II SSAE 18 over controls at the Registrant's investment adviser for the fiscal year ended October 31, 2018.

   (c)    Tax Fees

            Fees for Registrant - Fiscal Year Ended October 31, 2018: $53,183
                                  Fiscal Year Ended October 31, 2017: $51,059

       Tax Fees included, for the fiscal years ended October 31, 2018 and October 31, 2017, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)    All Other Fees

            Fees for Registrant - Fiscal Year Ended October 31, 2018: $0
                                  Fiscal Year Ended October 31, 2017: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

       The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

       The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

       These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

           A. General

           1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

           2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

           B. Pre-Approval of Audit Services to the Funds

           1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

           2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

           3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

           C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

           1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

           2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

           3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

           4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

           5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

           D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

           1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

           2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

           3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

           4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

              (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

              (b) refer such matter to the full Committee for its consideration and action.

              In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

           5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

           E. Amendment; Annual Review

           1. The Committee may amend these procedures from time to time.

           2. These procedures shall be reviewed annually by the Committee.

           F. Recordkeeping

           1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

           2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

           3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2018 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.
                                  ---

   (g)    Aggregate Non-Audit Fees

                                  Fiscal Year Ended October 31, 2018: $1,223,720 Fiscal Year Ended October 31, 2017: $1,619,943

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                               SHARES       VALUE+
                                                             ---------- --------------
COMMON STOCKS -- (97.4%)
COMMUNICATION SERVICES -- (8.7%)
#    Altice USA, Inc., Class A..............................    563,636 $    9,192,903
     AT&T, Inc.............................................. 34,933,504  1,071,759,903
#    CenturyLink, Inc.......................................  6,106,226    126,032,505
*    Charter Communications, Inc., Class A..................    962,932    308,494,525
     Comcast Corp., Class A................................. 21,585,011    823,252,320
# *  Discovery, Inc., Class A...............................  1,025,284     33,208,949
*    Discovery, Inc., Class C...............................  1,223,939     35,873,652
*    DISH Network Corp., Class A............................    222,140      6,828,584
# *  Liberty Broadband Corp., Class A.......................     27,366      2,265,631
# *  Liberty Broadband Corp., Class C.......................    172,660     14,318,694
*    Liberty Media Corp.-Liberty Braves, Class A............     13,703        353,537
# *  Liberty Media Corp.-Liberty Braves, Class C............     24,606        637,295
# *  Liberty Media Corp.-Liberty Formula One, Class A.......     39,281      1,244,815
# *  Liberty Media Corp.-Liberty Formula One, Class C.......     78,562      2,598,831
*    Liberty Media Corp.-Liberty SiriusXM, Class A..........    157,126      6,479,876
*    Liberty Media Corp.-Liberty SiriusXM, Class C..........    314,252     12,969,180
*    Madison Square Garden Co. (The), Class A...............     12,058      3,335,484
     News Corp., Class A....................................    527,829      6,962,064
     News Corp., Class B....................................     64,856        865,179
# *  Sprint Corp............................................  2,014,058     12,326,035
*    T-Mobile US, Inc.......................................    994,098     68,145,418
#    Viacom, Inc., Class A..................................      4,879        172,570
     Viacom, Inc., Class B..................................  1,347,805     43,102,804
                                                             ---------- --------------
TOTAL COMMUNICATION SERVICES................................             2,590,420,754
                                                                        --------------
CONSUMER DISCRETIONARY -- (6.6%)
     Advance Auto Parts, Inc................................    259,412     41,443,661
     Aramark................................................    169,551      6,090,272
#    Autoliv, Inc...........................................    418,017     34,837,537
# *  AutoNation, Inc........................................    113,565      4,597,111
     BorgWarner, Inc........................................  1,084,164     42,726,903
     Carnival Corp..........................................  1,281,250     71,801,250
*    Dollar Tree, Inc.......................................    675,750     56,965,725
     DR Horton, Inc.........................................  3,053,585    109,806,916
#    Foot Locker, Inc.......................................    448,237     21,129,892
     Ford Motor Co.......................................... 16,051,999    153,296,590
#    Gap, Inc. (The)........................................    360,971      9,854,508
     Garmin, Ltd............................................    531,136     35,139,958
# *  GCI Liberty, Inc., Class A.............................     59,566      2,819,259
     General Motors Co......................................  6,055,833    221,582,929
     Gentex Corp............................................  1,387,044     29,197,276
     Goodyear Tire & Rubber Co. (The).......................  1,549,233     32,626,847
#    Harley-Davidson, Inc...................................    161,981      6,190,914
     Hyatt Hotels Corp., Class A............................    139,548      9,656,722
#    Kohl's Corp............................................  1,636,864    123,959,711
     Lear Corp..............................................    347,852     46,229,531
     Lennar Corp., Class A..................................  1,163,622     50,012,473
#    Lennar Corp., Class B..................................     37,985      1,358,723
*    LKQ Corp...............................................  1,167,836     31,846,888
#    Macy's, Inc............................................  2,356,380     80,800,270
#    MGM Resorts International..............................  2,471,336     65,935,244
*    Mohawk Industries, Inc.................................    582,542     72,660,464
#    Newell Brands, Inc.....................................    686,895     10,907,893

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES       VALUE+
                                                             ---------- --------------
CONSUMER DISCRETIONARY -- (Continued)
*    Norwegian Cruise Line Holdings, Ltd....................  1,519,001 $   66,942,374
#    PulteGroup, Inc........................................  2,391,049     58,748,074
     PVH Corp...............................................    445,706     53,836,828
*    Qurate Retail, Inc.....................................  2,762,021     60,598,741
     Ralph Lauren Corp......................................    326,288     42,290,188
     Royal Caribbean Cruises, Ltd...........................  1,271,015    133,113,401
*    Skechers U.S.A., Inc., Class A.........................    187,666      5,361,618
     Target Corp............................................  1,192,437     99,723,506
     Toll Brothers, Inc.....................................    338,804     11,404,143
# *  Veoneer, Inc...........................................    413,217     13,875,827
#    Whirlpool Corp.........................................    544,837     59,801,309
                                                             ---------- --------------
TOTAL CONSUMER DISCRETIONARY                                             1,979,171,476
                                                                        --------------
CONSUMER STAPLES -- (5.1%)
     Archer-Daniels-Midland Co..............................  1,338,015     63,221,209
     Bunge, Ltd.............................................    586,005     36,215,109
     Conagra Brands, Inc....................................    318,123     11,325,174
#    Coty, Inc., Class A....................................    419,572      4,426,485
     Ingredion, Inc.........................................    146,985     14,871,942
#    JM Smucker Co. (The)...................................    897,022     97,165,423
     Kraft Heinz Co. (The)..................................  1,012,962     55,682,521
     Kroger Co. (The).......................................  1,465,393     43,610,096
     Molson Coors Brewing Co., Class B......................  1,011,979     64,766,656
     Mondelez International, Inc., Class A..................  3,672,444    154,169,199
# *  Post Holdings, Inc.....................................    394,384     34,871,433
     Seaboard Corp..........................................         13         50,245
     Tyson Foods, Inc., Class A.............................  1,959,828    117,432,894
*    US Foods Holding Corp..................................  1,025,749     29,921,098
     Walgreens Boots Alliance, Inc..........................  3,095,947    246,963,692
     Walmart, Inc...........................................  5,346,820    536,179,110
                                                             ---------- --------------
TOTAL CONSUMER STAPLES......................................             1,510,872,286
                                                                        --------------
ENERGY -- (14.2%)
     Anadarko Petroleum Corp................................    999,792     53,188,934
# *  Antero Resources Corp..................................    415,575      6,603,487
#    Apache Corp............................................  2,116,853     80,080,549
*    Apergy Corp............................................    273,105     10,648,364
#    Baker Hughes a GE Co...................................  1,033,235     27,577,042
# *  Centennial Resource Development, Inc., Class A.........      7,056        135,193
     Chevron Corp...........................................  5,892,482    657,895,615
#    Cimarex Energy Co......................................     44,629      3,546,667
# *  Concho Resources, Inc..................................    815,197    113,385,751
     ConocoPhillips.........................................  4,754,869    332,365,343
# *  Continental Resources, Inc.............................     11,297        595,126
     Devon Energy Corp......................................  1,783,080     57,771,792
#    Diamondback Energy, Inc................................    435,125     48,890,645
     Exxon Mobil Corp....................................... 14,096,229  1,123,187,527
     Helmerich & Payne, Inc.................................    394,637     24,581,939
     Hess Corp..............................................    918,391     52,715,643
     HollyFrontier Corp.....................................  1,384,206     93,350,853
     Kinder Morgan, Inc.....................................  7,052,891    120,040,205
     Marathon Oil Corp......................................  5,405,300    102,646,647
     Marathon Petroleum Corp................................  4,431,554    312,202,979
#    Murphy Oil Corp........................................    803,576     25,601,931
#    National Oilwell Varco, Inc............................  1,338,190     49,245,392
#    Noble Energy, Inc......................................  2,688,721     66,814,717

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES       VALUE+
                                                             ---------- --------------
ENERGY -- (Continued)
     Occidental Petroleum Corp..............................  3,043,574 $  204,132,508
*    Parsley Energy, Inc., Class A..........................    301,021      7,049,912
     PBF Energy, Inc., Class A..............................    655,451     27,430,624
     Peabody Energy Corp....................................    234,009      8,295,619
     Phillips 66............................................  1,017,393    104,608,348
     Pioneer Natural Resources Co...........................    347,819     51,223,304
     Schlumberger, Ltd......................................  1,545,495     79,299,348
#    Targa Resources Corp...................................    918,831     47,475,998
#    TechnipFMC P.L.C.......................................  1,601,490     42,119,187
# *  Transocean, Ltd........................................    586,439      6,456,693
     Valero Energy Corp.....................................  2,730,237    248,697,288
     Williams Cos., Inc. (The)..............................  1,196,347     29,107,123
*    WPX Energy, Inc........................................    336,015      5,389,681
                                                             ---------- --------------
TOTAL ENERGY................................................             4,224,357,974
                                                                        --------------
FINANCIALS -- (22.0%)
     Aflac, Inc.............................................  2,660,090    114,570,076
     Alleghany Corp.........................................     32,159     19,317,268
     Allstate Corp. (The)...................................    955,676     91,477,307
     Ally Financial, Inc....................................  2,960,989     75,238,731
     American Financial Group, Inc..........................    365,368     36,547,761
     American International Group, Inc......................  1,977,587     81,654,567
# *  Arch Capital Group, Ltd................................    538,218     15,269,245
     Assurant, Inc..........................................    246,917     24,002,802
*    Athene Holding, Ltd., Class A..........................     71,744      3,280,136
     Axis Capital Holdings, Ltd.............................    165,056      9,208,474
     Bank of America Corp................................... 22,911,090    630,054,975
     Bank of New York Mellon Corp. (The)....................  4,090,441    193,600,573
     BB&T Corp..............................................  2,089,291    102,709,546
*    Berkshire Hathaway, Inc., Class B......................  2,931,466    601,771,341
     BOK Financial Corp.....................................      6,114        524,153
*    Brighthouse Financial, Inc.............................    185,840      7,364,839
     Capital One Financial Corp.............................  2,121,634    189,461,916
     Chubb, Ltd.............................................    590,560     73,766,850
     CIT Group, Inc.........................................    473,057     22,413,441
     Citigroup, Inc.........................................  7,448,262    487,563,231
     Citizens Financial Group, Inc..........................    912,076     34,066,039
     CNA Financial Corp.....................................    411,635     17,852,610
     Everest Re Group, Ltd..................................    164,894     35,923,807
     Fifth Third Bancorp....................................  4,146,566    111,915,816
     First American Financial Corp..........................    115,297      5,111,116
#    First Horizon National Corp............................    106,101      1,712,470
#    Franklin Resources, Inc................................    138,034      4,210,037
     Goldman Sachs Group, Inc. (The)........................  1,502,760    338,677,021
     Hartford Financial Services Group, Inc. (The)..........  2,070,570     94,045,289
#    Huntington Bancshares, Inc.............................  5,227,019     74,903,182
     Invesco, Ltd...........................................    920,299     19,979,691
#    Janus Henderson Group P.L.C............................     57,192      1,405,207
     Jefferies Financial Group, Inc.........................    303,442      6,514,900
     JPMorgan Chase & Co....................................  5,691,942    620,535,517
     KeyCorp................................................  3,261,187     59,223,156
     Lincoln National Corp..................................    842,198     50,691,898
     Loews Corp.............................................  1,277,862     59,497,255
     M&T Bank Corp..........................................    182,561     30,197,415
     MetLife, Inc...........................................  1,856,059     76,451,070
     Morgan Stanley.........................................  5,437,628    248,282,094

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES       VALUE+
                                                             ---------- --------------
FINANCIALS -- (Continued)
#    New York Community Bancorp, Inc........................  1,100,233 $   10,540,232
     Old Republic International Corp........................    816,263     17,998,599
#    PacWest Bancorp........................................    367,566     14,930,531
#    People's United Financial, Inc.........................    396,896      6,215,391
#    Pinnacle Financial Partners, Inc.......................     42,479      2,221,652
     PNC Financial Services Group, Inc. (The)...............  1,313,525    168,774,827
     Principal Financial Group, Inc.........................  1,537,689     72,379,021
#    Prosperity Bancshares, Inc.............................     69,192      4,499,556
     Prudential Financial, Inc..............................    983,255     92,209,654
     Regions Financial Corp.................................  6,240,662    105,904,034
     Reinsurance Group of America, Inc......................    262,175     37,325,855
     RenaissanceRe Holdings, Ltd............................    118,695     14,499,781
     Santander Consumer USA Holdings, Inc...................    714,106     13,389,488
     State Street Corp......................................    294,471     20,244,881
     SunTrust Banks, Inc....................................  1,285,995     80,580,447
     Synchrony Financial....................................    247,156      7,137,865
     Torchmark Corp.........................................     11,224        950,224
     Travelers Cos., Inc. (The).............................  1,165,331    145,817,868
     Unum Group.............................................  1,204,396     43,671,399
     Voya Financial, Inc....................................    184,436      8,070,919
     Wells Fargo & Co....................................... 17,488,141    930,893,745
     WR Berkley Corp........................................    377,916     28,683,824
#    Zions Bancorp NA.......................................    922,609     43,408,753
                                                             ---------- --------------
TOTAL FINANCIALS............................................             6,541,341,368
                                                                        --------------
HEALTHCARE -- (16.5%)
     Abbott Laboratories....................................  4,212,247    290,392,308
     Aetna, Inc.............................................  1,816,031    360,300,550
     Allergan P.L.C.........................................    496,938     78,521,173
     Anthem, Inc............................................  1,376,563    379,339,466
*    Bio-Rad Laboratories, Inc., Class A....................     21,944      5,987,420
#    Cardinal Health, Inc...................................    543,110     27,481,366
*    Centene Corp...........................................  1,211,523    157,885,677
     Cigna Corp.............................................    814,507    174,149,742
     CVS Health Corp........................................  4,705,478    340,629,552
     Danaher Corp...........................................  1,886,239    187,492,157
*    DaVita, Inc............................................  1,134,770     76,415,412
     DENTSPLY SIRONA, Inc...................................    220,294      7,628,781
*    Express Scripts Holding Co.............................  2,740,464    265,742,794
     Humana, Inc............................................    545,028    174,632,422
*    IQVIA Holdings, Inc....................................    543,735     66,841,344
*    Jazz Pharmaceuticals P.L.C.............................      6,687      1,062,029
*    Laboratory Corp. of America Holdings...................    740,399    118,871,059
     McKesson Corp..........................................    559,086     69,751,569
*    MEDNAX, Inc............................................    327,189     13,509,634
     Medtronic P.L.C........................................  4,359,974    391,612,865
*    Mylan NV...............................................  2,887,449     90,232,781
#    PerkinElmer, Inc.......................................    110,802      9,582,157
#    Perrigo Co. P.L.C......................................    386,545     27,174,114
     Pfizer, Inc............................................ 25,544,930  1,099,964,686
     Quest Diagnostics, Inc.................................    955,008     89,875,803
     STERIS P.L.C...........................................    209,661     22,918,044
# *  Syneos Health, Inc.....................................     13,705        625,359
     Thermo Fisher Scientific, Inc..........................  1,073,774    250,887,295
*    United Therapeutics Corp...............................    205,248     22,753,793
#    Universal Health Services, Inc., Class B...............    509,128     61,889,600

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES       VALUE+
                                                             --------- --------------
HEALTHCARE -- (Continued)
*    WellCare Health Plans, Inc.............................    37,453 $   10,336,654
     Zimmer Biomet Holdings, Inc............................   377,067     42,831,041
                                                             --------- --------------
TOTAL HEALTHCARE............................................            4,917,318,647
                                                                       --------------
INDUSTRIALS -- (8.7%)
# *  AECOM..................................................   580,731     16,922,501
     AGCO Corp..............................................   469,585     26,315,543
#    Alaska Air Group, Inc..................................   392,638     24,115,826
#    AMERCO.................................................    63,505     20,733,112
#    Arconic, Inc........................................... 1,964,153     39,931,231
     Carlisle Cos., Inc.....................................   360,870     34,856,433
     Copa Holdings SA, Class A..............................     7,044        510,197
     Cummins, Inc...........................................   308,236     42,132,779
     Curtiss-Wright Corp....................................    29,500      3,229,070
     Delta Air Lines, Inc................................... 2,950,569    161,484,641
#    Dover Corp.............................................   802,718     66,497,159
     Eaton Corp. P.L.C...................................... 1,816,899    130,217,151
     FedEx Corp.............................................   947,923    208,865,354
#    Flowserve Corp.........................................    72,916      3,346,844
     Fluor Corp.............................................   906,547     39,761,152
     Fortune Brands Home & Security, Inc....................    43,097      1,932,039
     General Electric Co.................................... 9,060,025     91,506,253
# *  Genesee & Wyoming, Inc., Class A.......................    58,287      4,618,079
     Ingersoll-Rand P.L.C...................................   830,409     79,669,440
     Jacobs Engineering Group, Inc..........................   401,182     30,124,756
*    JetBlue Airways Corp................................... 2,305,410     38,569,509
     Johnson Controls International P.L.C................... 2,599,423     83,103,553
     Kansas City Southern...................................   677,498     69,077,696
#    Knight-Swift Transportation Holdings, Inc..............    72,938      2,334,016
     L3 Technologies, Inc...................................   393,538     74,563,645
     ManpowerGroup, Inc.....................................   425,572     32,466,888
#    Nielsen Holdings P.L.C.................................   846,558     21,993,577
     Norfolk Southern Corp.................................. 1,385,379    232,508,158
     nVent Electric P.L.C................................... 1,075,245     26,257,483
     Oshkosh Corp...........................................   424,917     23,854,840
     Owens Corning..........................................   878,164     41,510,812
     PACCAR, Inc............................................   649,338     37,148,627
     Pentair P.L.C.......................................... 1,092,445     43,861,667
*    Quanta Services, Inc...................................   749,677     23,389,922
     Republic Services, Inc................................. 1,929,874    140,263,242
     Rockwell Collins, Inc..................................    10,306      1,319,374
# *  Sensata Technologies Holding P.L.C.....................   148,908      6,983,785
#    Snap-on, Inc...........................................   231,564     35,646,962
     Southwest Airlines Co..................................   741,730     36,418,943
     Stanley Black & Decker, Inc............................   888,656    103,546,197
# *  Stericycle, Inc........................................   176,533      8,821,354
*    Teledyne Technologies, Inc.............................    16,413      3,631,869
     Textron, Inc........................................... 1,940,539    104,071,107
     Trinity Industries, Inc................................   245,720      7,015,306
*    United Continental Holdings, Inc....................... 1,696,416    145,060,532
     United Technologies Corp...............................   925,119    114,909,031
# *  USG Corp...............................................   231,469      9,772,621
#    Wabtec Corp............................................   256,124     21,007,291
*    XPO Logistics, Inc.....................................   847,283     75,730,155
                                                             --------- --------------
TOTAL INDUSTRIALS...........................................            2,591,607,722
                                                                       --------------

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES       VALUE+
                                                             ---------- --------------
INFORMATION TECHNOLOGY -- (11.0%)
*    Akamai Technologies, Inc...............................     70,139 $    5,067,543
#    Amdocs, Ltd............................................    682,500     43,181,775
#    Analog Devices, Inc....................................    444,284     37,191,014
*    ARRIS International P.L.C..............................    839,758     20,884,781
*    Arrow Electronics, Inc.................................    652,120     44,155,045
     Avnet, Inc.............................................    494,284     19,805,960
     Broadcom, Inc..........................................    457,974    102,352,609
     CA, Inc................................................  3,016,908    133,830,039
     Cisco Systems, Inc.....................................  5,345,814    244,570,990
     Corning, Inc...........................................  3,685,701    117,758,147
#    Cypress Semiconductor Corp.............................    137,933      1,784,853
*    Dell Technologies, Inc., Class V.......................    703,394     63,579,784
     Dolby Laboratories, Inc., Class A......................     16,857      1,159,930
     DXC Technology Co......................................  1,076,074     78,370,469
# *  EchoStar Corp., Class A................................      3,985        161,592
     Fidelity National Information Services, Inc............  1,297,798    135,100,772
*    First Solar, Inc.......................................     39,472      1,649,930
*    Flex, Ltd..............................................  1,552,059     12,199,184
     FLIR Systems, Inc......................................     64,968      3,008,668
     Hewlett Packard Enterprise Co..........................  8,567,122    130,648,610
     HP, Inc................................................  9,619,949    232,225,569
     Intel Corp............................................. 22,880,867  1,072,655,045
     Jabil, Inc.............................................    652,770     16,143,002
     Juniper Networks, Inc..................................  2,634,266     77,104,966
#    Lam Research Corp......................................    233,155     33,045,058
     Leidos Holdings, Inc...................................    665,010     43,079,348
     LogMeIn, Inc...........................................     15,240      1,312,469
     Marvell Technology Group, Ltd..........................    885,460     14,530,399
*    Micron Technology, Inc.................................  5,266,057    198,635,670
     MKS Instruments, Inc...................................    189,157     13,938,979
*    Nuance Communications, Inc.............................      5,268         91,610
*    ON Semiconductor Corp..................................  1,291,622     21,957,574
*    Qorvo, Inc.............................................    490,844     36,081,942
#    QUALCOMM, Inc..........................................  1,564,601     98,397,757
     SS&C Technologies Holdings, Inc........................    122,197      6,251,598
     SYNNEX Corp............................................     47,193      3,662,649
     TE Connectivity, Ltd...................................    884,592     66,715,929
#    Western Digital Corp...................................  1,222,328     52,645,667
*    Worldpay, Inc., Class A................................    338,367     31,075,625
     Xerox Corp.............................................  1,739,519     48,480,395
                                                             ---------- --------------
TOTAL INFORMATION TECHNOLOGY................................             3,264,492,946
                                                                        --------------
MATERIALS -- (4.1%)
     Air Products & Chemicals, Inc..........................    340,649     52,579,173
#    Albemarle Corp.........................................    492,856     48,901,172
*    Alcoa Corp.............................................    830,728     29,067,173
     Ashland Global Holdings, Inc...........................    369,641     27,346,041
#    Ball Corp..............................................    481,524     21,572,275
#    CF Industries Holdings, Inc............................  1,279,879     61,472,588
     DowDuPont, Inc.........................................  3,009,073    162,249,216
     Eastman Chemical Co....................................  1,053,642     82,552,851
     Freeport-McMoRan, Inc..................................  4,951,916     57,689,821
     Huntsman Corp..........................................    791,799     17,324,562
     International Paper Co.................................  1,061,238     48,137,756
#    Martin Marietta Materials, Inc.........................    229,436     39,297,798
     Mosaic Co. (The).......................................  1,232,432     38,131,446

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES        VALUE+
                                                               ----------- ---------------
MATERIALS -- (Continued)
       Newmont Mining Corp....................................   3,129,949 $    96,778,023
       Nucor Corp.............................................   2,499,919     147,795,211
       Olin Corp..............................................     388,979       7,857,376
       Reliance Steel & Aluminum Co...........................     456,094      35,994,939
#      Royal Gold, Inc........................................     121,993       9,348,324
       Sonoco Products Co.....................................      61,412       3,351,867
       Steel Dynamics, Inc....................................   1,698,064      67,243,334
#      United States Steel Corp...............................   1,062,648      28,192,052
#      Valvoline, Inc.........................................   1,033,732      20,591,941
#      Vulcan Materials Co....................................     432,551      43,748,208
       Westlake Chemical Corp.................................     371,564      26,492,513
#      WestRock Co............................................   1,056,585      45,401,458
                                                               ----------- ---------------
TOTAL MATERIALS...............................................               1,219,117,118
                                                                           ---------------
REAL ESTATE -- (0.2%)
*      CBRE Group, Inc., Class A..............................     210,445       8,478,829
# *    Howard Hughes Corp. (The)..............................      14,913       1,663,098
       Jones Lang LaSalle, Inc................................     309,764      40,969,386
                                                               ----------- ---------------
TOTAL REAL ESTATE.............................................                  51,111,313
                                                                           ---------------
UTILITIES -- (0.3%)
       MDU Resources Group, Inc...............................     248,941       6,213,568
       NRG Energy, Inc........................................   1,445,428      52,310,039
# *    Vistra Energy Corp.....................................     962,770      21,787,485
                                                               ----------- ---------------
TOTAL UTILITIES...............................................                  80,311,092
                                                                           ---------------
TOTAL COMMON STOCKS...........................................              28,970,122,696
                                                                           ---------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
       State Street Institutional U.S. Government Money
         Market Fund 2.090%................................... 254,325,822     254,325,822
                                                               ----------- ---------------
SECURITIES LENDING COLLATERAL -- (1.7%)
@ (S)  DFA Short Term Investment Fund.........................  44,660,829     516,725,797
                                                               ----------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $22,308,146,322)......................................             $29,741,174,315
                                                                           ===============

P.L.C.Public Limited Company
SA    Special Assessment

+     See Note B to Financial Statements.
#     Total or Partial Securities on Loan.
*     Non-Income Producing Securities.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

SCHEDULE OF INVESTMENTS
CONTINUED


As of October 31, 2018, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index      1,505    12/21/18  $217,728,490 $204,010,275   (13,718,215)
                                               ------------ ------------  ------------
TOTAL FUTURES CONTRACTS                        $217,728,490 $204,010,275  $(13,718,215)
                                               ============ ============  ============

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
-                                   -----------------------------------------------------
                                        LEVEL 1        LEVEL 2    LEVEL 3      TOTAL
-                                   ---------------  ------------ ------- ---------------
Common Stocks
   Communication Services.......... $ 2,590,420,754            --   --    $ 2,590,420,754
   Consumer Discretionary..........   1,979,171,476            --   --      1,979,171,476
   Consumer Staples................   1,510,872,286            --   --      1,510,872,286
   Energy..........................   4,224,357,974            --   --      4,224,357,974
   Financials......................   6,541,341,368            --   --      6,541,341,368
   Healthcare......................   4,917,318,647            --   --      4,917,318,647
   Industrials.....................   2,591,607,722            --   --      2,591,607,722
   Information Technology..........   3,264,492,946            --   --      3,264,492,946
   Materials.......................   1,219,117,118            --   --      1,219,117,118
   Real Estate.....................      51,111,313            --   --         51,111,313
   Utilities.......................      80,311,092            --   --         80,311,092
Temporary Cash Investments.........     254,325,822            --   --        254,325,822
Securities Lending Collateral......              --  $516,725,797   --        516,725,797
Futures Contracts**................     (13,718,215)           --   --        (13,718,215)
                                    ---------------  ------------   --    ---------------
TOTAL.............................. $29,210,730,303  $516,725,797   --    $29,727,456,100
                                    ===============  ============   ==    ===============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES     VALUE>>
                                                            ---------- ------------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (5.5%)
    AMP, Ltd...............................................  4,582,629 $  8,035,776
    Aurizon Holdings, Ltd..................................  1,818,522    5,417,990
#   Australia & New Zealand Banking Group, Ltd............. 10,195,581  187,666,580
#   Bank of Queensland, Ltd................................  1,641,023   11,249,038
#   Bendigo & Adelaide Bank, Ltd...........................  2,091,342   15,196,796
    BlueScope Steel, Ltd...................................  3,397,511   34,826,580
    Boral, Ltd.............................................  3,092,131   12,318,339
    Crown Resorts, Ltd.....................................     89,944      800,311
    Downer EDI, Ltd........................................  2,638,904   12,992,266
    Fortescue Metals Group, Ltd............................ 11,576,950   32,951,820
#   Harvey Norman Holdings, Ltd............................    999,067    2,261,605
    Incitec Pivot, Ltd.....................................  7,246,933   20,080,239
    LendLease Group........................................  1,361,351   17,001,308
#   National Australia Bank, Ltd...........................  1,664,213   29,805,257
    Newcrest Mining, Ltd...................................  1,951,490   28,566,307
    Oil Search, Ltd........................................    817,717    4,495,399
*   Origin Energy, Ltd.....................................  4,040,722   20,940,044
    QBE Insurance Group, Ltd...............................  3,148,070   25,293,836
#   Qube Holdings, Ltd.....................................     11,942       20,766
    Santos, Ltd............................................  5,261,153   24,693,605
    South32, Ltd., ADR.....................................    233,732    3,012,806
    South32, Ltd........................................... 16,666,560   42,985,569
    Star Entertainment Grp, Ltd. (The).....................  4,213,591   14,208,899
    Suncorp Group, Ltd.....................................  2,605,022   25,901,965
    Tabcorp Holdings, Ltd..................................  3,890,669   12,767,959
#   Westpac Banking Corp...................................    470,227    8,932,304
#   Whitehaven Coal, Ltd...................................  4,495,686   15,529,325
    Woodside Petroleum, Ltd................................  2,587,772   63,711,646
                                                            ---------- ------------
TOTAL AUSTRALIA............................................             681,664,335
                                                                       ------------
AUSTRIA -- (0.0%)
    Erste Group Bank AG....................................     25,766    1,048,868
    Raiffeisen Bank International AG.......................    160,265    4,367,826
    Voestalpine AG.........................................     19,052      676,155
                                                            ---------- ------------
TOTAL AUSTRIA..............................................               6,092,849
                                                                       ------------
BELGIUM -- (1.0%)
    Ageas..................................................    642,764   32,160,737
    KBC Group NV...........................................    565,642   38,981,812
    Proximus SADP..........................................     15,976      407,034
    Solvay SA..............................................    314,975   35,877,958
    UCB SA.................................................    284,283   23,874,089
                                                            ---------- ------------
TOTAL BELGIUM..............................................             131,301,630
                                                                       ------------
CANADA -- (7.9%)
#   AltaGas, Ltd...........................................    455,083    5,721,162
#   ARC Resources, Ltd.....................................    870,435    8,106,296
#   Bank of Montreal.......................................  1,488,882  111,279,041
    Bank of Nova Scotia (The)..............................    364,152   19,558,604
    Barrick Gold Corp......................................  2,694,850   33,755,993
#   Barrick Gold Corp......................................    909,928   11,419,596
*   Bausch Health Cos., Inc................................  1,337,901   30,611,175
    Cameco Corp............................................    468,671    5,019,759

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- ------------
CANADA -- (Continued)
    Cameco Corp............................................   571,821 $  6,129,921
    Canadian Imperial Bank of Commerce.....................    13,008    1,122,851
    Canadian Natural Resources, Ltd........................   496,828   13,631,682
#   Canadian Natural Resources, Ltd........................ 1,099,426   30,036,318
#   Cenovus Energy, Inc.................................... 2,110,053   17,851,048
#   Crescent Point Energy Corp............................. 1,221,393    5,770,872
    Crescent Point Energy Corp............................. 1,508,054    7,118,016
#   Empire Co., Ltd., Class A..............................   492,296    8,956,276
    Enbridge Income Fund Holdings, Inc.....................   377,558    8,738,799
    Encana Corp............................................ 1,615,618   16,494,288
    Encana Corp............................................   846,145    8,664,525
    Fairfax Financial Holdings, Ltd........................    93,553   45,460,028
    First Quantum Minerals, Ltd............................ 1,844,735   18,413,016
#   Genworth MI Canada, Inc................................   137,465    4,512,031
    Goldcorp, Inc.......................................... 2,154,003   19,454,666
#   Goldcorp, Inc..........................................   925,799    8,350,707
    Great-West Lifeco, Inc.................................   410,222    9,413,807
#   Husky Energy, Inc...................................... 1,605,697   22,698,941
#   Imperial Oil, Ltd......................................   187,707    5,863,126
#   Imperial Oil, Ltd......................................   431,174   13,469,876
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................   556,099   19,659,575
*   Kinross Gold Corp...................................... 6,346,308   16,487,047
    Linamar Corp...........................................   182,108    7,540,512
    Lundin Mining Corp..................................... 3,846,864   15,808,830
    Magna International, Inc...............................   751,981   37,027,544
    Manulife Financial Corp................................ 2,154,766   33,930,874
#   Manulife Financial Corp................................ 1,447,829   22,759,872
    Metro, Inc.............................................    73,198    2,296,942
#   Nutrien, Ltd...........................................   575,450   30,458,558
*   Seven Generations Energy, Ltd., Class A................   767,641    8,227,745
    Sun Life Financial, Inc................................   925,794   33,903,702
#   Sun Life Financial, Inc................................   439,783   16,096,058
    Suncor Energy, Inc..................................... 3,317,433  111,282,512
    Suncor Energy, Inc.....................................   808,526   26,932,001
    Teck Resources, Ltd., Class B.......................... 1,355,792   28,023,169
    Teck Resources, Ltd., Class B.......................... 1,867,648   38,604,284
    TMX Group, Ltd.........................................    71,045    4,467,937
    Tourmaline Oil Corp.................................... 1,225,804   17,877,957
*   Turquoise Hill Resources, Ltd.......................... 1,692,690    2,854,474
*   Turquoise Hill Resources, Ltd..........................   127,382      217,823
#   Wheaton Precious Metals Corp...........................   340,228    5,589,946
    Whitecap Resources, Inc................................ 1,204,446    5,892,083
    WSP Global, Inc........................................   116,963    5,839,043
                                                            --------- ------------
TOTAL CANADA...............................................            989,400,908
                                                                      ------------
DENMARK -- (1.5%)
    AP Moller - Maersk A.S., Class A.......................     7,706    9,144,749
    AP Moller - Maersk A.S., Class B.......................     8,588   10,839,858
    Carlsberg A.S., Class B................................   288,439   31,819,606
    Danske Bank A.S........................................   950,671   18,194,534
    DSV A.S................................................   404,319   32,436,315
    H Lundbeck A.S.........................................   217,057   10,123,894
    ISS A.S................................................   553,648   18,182,444
    Rockwool International A.S., Class B...................    17,431    5,955,445
#   Tryg A.S...............................................   101,237    2,440,415

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES      VALUE>>
                                                            --------- --------------
DENMARK -- (Continued)
    Vestas Wind Systems A.S................................   754,737 $   47,329,838
                                                            --------- --------------
TOTAL DENMARK..............................................              186,467,098
                                                                      --------------
FINLAND -- (1.0%)
    Fortum Oyj............................................. 1,162,352     24,468,325
    Nokia Oyj.............................................. 7,823,768     44,193,210
    Stora Enso Oyj, Class R................................ 1,056,475     15,873,749
    UPM-Kymmene Oyj........................................ 1,258,242     40,450,887
                                                            --------- --------------
TOTAL FINLAND..............................................              124,986,171
                                                                      --------------
FRANCE -- (9.9%)
    Arkema SA..............................................     5,432        568,805
    AXA SA................................................. 2,859,375     71,560,646
    BNP Paribas SA......................................... 2,405,711    125,371,327
    Bollore SA............................................. 1,707,770      7,225,216
    Bouygues SA............................................   976,474     35,573,618
    Carrefour SA........................................... 2,707,717     52,512,857
#   Casino Guichard Perrachon SA...........................    97,923      4,318,672
    Cie de Saint-Gobain.................................... 1,493,206     56,251,213
    Cie Generale des Etablissements Michelin SCA...........   240,776     24,649,329
    CNP Assurances.........................................   608,716     13,566,748
    Credit Agricole SA..................................... 1,053,519     13,492,894
    Electricite de France SA............................... 1,705,570     28,257,964
    Engie SA............................................... 2,887,604     38,368,163
    Natixis SA............................................. 2,992,604     17,470,525
    Orange SA.............................................. 5,978,647     93,316,814
    Peugeot SA............................................. 3,133,702     74,490,548
    Renault SA............................................. 1,007,824     75,258,162
    Sanofi.................................................   355,985     31,811,023
    SCOR SE................................................   349,012     16,128,116
    Societe Generale SA.................................... 1,417,282     51,954,351
#   Total SA............................................... 6,786,891    398,223,709
                                                            --------- --------------
TOTAL FRANCE...............................................            1,230,370,700
                                                                      --------------
GERMANY -- (6.7%)
    Allianz SE, Sponsored ADR.............................. 2,126,392     44,186,426
    BASF SE................................................   144,870     11,117,108
    Bayer AG...............................................   459,185     35,197,645
    Bayerische Motoren Werke AG............................ 1,225,665    105,542,991
*   Commerzbank AG......................................... 3,189,381     30,030,917
    Continental AG.........................................   142,986     23,562,084
    Daimler AG............................................. 3,530,733    209,148,616
    Deutsche Bank AG....................................... 1,938,873     18,950,018
    Deutsche Bank AG....................................... 1,679,248     16,406,253
    Deutsche Lufthansa AG.................................. 1,461,363     29,334,121
    Deutsche Telekom AG.................................... 2,713,105     44,499,470
    Evonik Industries AG...................................   460,467     14,244,903
    Fraport AG Frankfurt Airport Services Worldwide........   193,303     14,927,934
#   Hapag-Lloyd AG.........................................    20,862        771,388
    HeidelbergCement AG....................................   659,319     44,744,303
*   Innogy SE..............................................   333,102     13,903,542
    METRO AG...............................................   392,239      5,900,567
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen.............................................   202,936     43,587,707
    RWE AG................................................. 3,190,800     62,074,493

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                            ---------- ------------
GERMANY -- (Continued)
*   Talanx AG..............................................    205,107 $  7,328,735
    Telefonica Deutschland Holding AG......................  2,643,126   10,274,950
    Uniper SE..............................................    842,588   24,315,716
    Volkswagen AG..........................................    118,965   19,585,087
#   Wacker Chemie AG.......................................     14,750    1,317,534
                                                            ---------- ------------
TOTAL GERMANY..............................................             830,952,508
                                                                       ------------
HONG KONG -- (2.8%)
    BOC Aviation, Ltd......................................    400,700    2,872,240
    Cathay Pacific Airways, Ltd............................  5,767,000    7,347,592
    CK Asset Holdings, Ltd.................................  2,509,500   16,331,185
    CK Hutchison Holdings, Ltd.............................  7,657,984   77,132,126
    Great Eagle Holdings, Ltd..............................     23,627      107,897
    Guoco Group, Ltd.......................................      9,000      151,051
    Hang Lung Group, Ltd...................................  3,168,000    7,799,419
    Hang Lung Properties, Ltd..............................  4,746,000    8,602,940
    Henderson Land Development Co., Ltd....................  1,905,350    8,886,705
    Hopewell Holdings, Ltd.................................    938,669    2,900,302
    Kerry Properties, Ltd..................................  3,067,000    9,655,841
    Li & Fung, Ltd.........................................  1,908,000      378,666
#   Melco International Development, Ltd...................    257,000      441,085
#   MTR Corp., Ltd.........................................  2,160,502   10,483,256
    New World Development Co., Ltd......................... 21,926,168   27,893,694
#   NWS Holdings, Ltd......................................  3,084,400    6,121,970
    Shangri-La Asia, Ltd...................................  3,398,000    4,641,648
#   Sino Land Co., Ltd.....................................  8,400,217   13,196,768
    SJM Holdings, Ltd......................................  4,389,000    3,556,595
    Sun Hung Kai Properties, Ltd...........................  4,291,920   55,778,561
    Swire Pacific, Ltd., Class A...........................  2,580,500   26,808,002
    Swire Pacific, Ltd., Class B...........................  3,125,000    5,043,958
    WH Group, Ltd..........................................  9,882,000    6,939,778
    Wharf Holdings, Ltd. (The).............................  5,540,990   13,851,366
    Wheelock & Co., Ltd....................................  3,612,000   19,309,812
    Yue Yuen Industrial Holdings, Ltd......................  2,831,000    7,773,253
                                                            ---------- ------------
TOTAL HONG KONG............................................             344,005,710
                                                                       ------------
IRELAND -- (0.3%)
    AIB Group P.L.C........................................    297,952    1,436,524
    Bank of Ireland Group P.L.C............................  2,070,103   14,626,529
    CRH P.L.C..............................................    293,793    8,763,310
    CRH P.L.C., Sponsored ADR..............................    198,709    5,917,554
    Paddy Power Betfair P.L.C..............................     57,573    4,969,142
                                                            ---------- ------------
TOTAL IRELAND..............................................              35,713,059
                                                                       ------------
ISRAEL -- (0.4%)
    Bank Hapoalim BM.......................................  2,736,994   18,516,161
    Bank Leumi Le-Israel BM................................  3,566,076   22,236,985
    First International Bank Of Israel, Ltd................     66,299    1,427,721
    Israel Discount Bank, Ltd., Class A....................  2,373,344    7,755,993
#   Mizrahi Tefahot Bank, Ltd..............................     97,484    1,640,707
                                                            ---------- ------------
TOTAL ISRAEL...............................................              51,577,567
                                                                       ------------
ITALY -- (1.6%)
    Assicurazioni Generali SpA.............................  1,463,826   23,621,519
    Eni SpA................................................    535,545    9,511,146

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
ITALY -- (Continued)
*    Fiat Chrysler Automobiles NV...........................  1,473,730 $ 22,427,872
*    Fiat Chrysler Automobiles NV...........................  1,127,682   17,039,275
     Intesa Sanpaolo SpA....................................  8,425,222   18,662,494
     Mediobanca Banca di Credito Finanziario SpA............  1,589,323   13,918,933
     Poste Italiane SpA.....................................     48,118      345,266
*    Telecom Italia SpA..................................... 63,812,045   37,531,285
# *  Telecom Italia SpA, Sponsored ADR......................  1,847,002   10,989,662
     UniCredit SpA..........................................  3,949,190   50,491,010
                                                             ---------- ------------
TOTAL ITALY.................................................             204,538,462
                                                                        ------------
JAPAN -- (22.5%)
     Aeon Co., Ltd..........................................    216,200    4,962,255
     AGC, Inc...............................................    895,500   29,331,594
     Aisin Seiki Co., Ltd...................................    325,100   12,715,067
     Alfresa Holdings Corp..................................    102,600    2,736,513
     Amada Holdings Co., Ltd................................    870,500    8,200,836
     Aoyama Trading Co., Ltd................................     41,900    1,267,620
     Asahi Kasei Corp.......................................    299,100    3,588,736
     Bank of Kyoto, Ltd. (The)..............................    113,679    5,104,422
     Canon Marketing Japan, Inc.............................    152,000    2,876,300
     Chiba Bank, Ltd. (The).................................  1,064,000    6,731,247
     Chugoku Bank, Ltd. (The)...............................    256,900    2,306,936
     Citizen Watch Co., Ltd.................................  1,284,600    7,394,106
     Coca-Cola Bottlers Japan Holdings, Inc.................    427,457   11,187,058
     Concordia Financial Group, Ltd.........................  2,530,100   11,579,657
     Credit Saison Co., Ltd.................................    344,000    5,462,729
     Dai Nippon Printing Co., Ltd...........................    474,300   10,642,105
     Daicel Corp............................................  1,087,400   11,503,620
     Daido Steel Co., Ltd...................................    112,900    4,648,152
     Dai-ichi Life Holdings, Inc............................  1,805,447   33,879,789
#    Daio Paper Corp........................................     39,000      505,630
     Daiwa Securities Group, Inc............................  4,606,000   26,414,072
     DeNA Co., Ltd..........................................    365,200    6,074,670
     Denka Co., Ltd.........................................    234,800    7,636,332
     Denso Corp.............................................    525,000   23,418,008
     DIC Corp...............................................    343,600   10,139,676
     Dowa Holdings Co., Ltd.................................    119,300    3,472,015
     Ebara Corp.............................................    278,100    8,100,009
     Fuji Media Holdings, Inc...............................     52,200      847,203
     FUJIFILM Holdings Corp.................................    614,000   26,555,729
     Fukuoka Financial Group, Inc...........................    422,000   10,368,848
     Fukuyama Transporting Co., Ltd.........................     31,093    1,204,840
     Furukawa Electric Co., Ltd.............................    271,700    7,332,403
     Fuyo General Lease Co., Ltd............................      5,300      294,426
     Glory, Ltd.............................................    185,800    4,326,608
     GS Yuasa Corp..........................................     11,000      225,799
     Gunma Bank, Ltd. (The).................................    661,596    2,995,279
     H2O Retailing Corp.....................................    268,800    4,176,400
     Hachijuni Bank, Ltd. (The).............................    622,531    2,629,482
     Hankyu Hanshin Holdings, Inc...........................    676,200   22,335,318
     Heiwa Corp.............................................    161,400    3,691,224
     Hiroshima Bank, Ltd. (The).............................    381,000    2,350,046
     Hitachi Capital Corp...................................    199,000    4,879,308
     Hitachi Chemical Co., Ltd..............................    413,300    6,514,446
     Hitachi Metals, Ltd....................................  1,026,900   12,075,230
     Hitachi Transport System, Ltd..........................    105,000    2,696,259

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
JAPAN -- (Continued)
     Hitachi, Ltd...........................................  2,689,700 $ 82,224,653
     Hokuhoku Financial Group, Inc..........................    191,900    2,377,380
     Honda Motor Co., Ltd., Sponsored ADR...................     26,040      742,140
     Honda Motor Co., Ltd...................................  4,590,300  131,032,550
     House Foods Group, Inc.................................     64,900    1,866,619
     Ibiden Co., Ltd........................................    488,800    6,035,780
     Idemitsu Kosan Co., Ltd................................    491,896   22,284,195
#    Iida Group Holdings Co., Ltd...........................    601,800   10,954,460
     Inpex Corp.............................................  2,842,483   32,366,238
     Isetan Mitsukoshi Holdings, Ltd........................    606,900    7,093,019
     ITOCHU Corp............................................    305,700    5,669,498
     Itoham Yonekyu Holdings, Inc...........................     61,000      384,143
     Iyo Bank, Ltd. (The)...................................    492,300    2,919,914
     J Front Retailing Co., Ltd.............................  1,017,700   13,336,253
     Japan Post Holdings Co., Ltd...........................  1,147,210   13,604,167
     JFE Holdings, Inc......................................  1,980,900   37,224,227
     JSR Corp...............................................    506,200    7,543,986
     JTEKT Corp.............................................    980,500   12,199,020
     JXTG Holdings, Inc.....................................  9,040,403   61,085,845
     Kamigumi Co., Ltd......................................    336,700    6,947,684
     Kandenko Co., Ltd......................................    213,900    2,178,804
     Kaneka Corp............................................    250,708   10,478,582
     Kawasaki Heavy Industries, Ltd.........................    577,800   13,692,950
# *  Kawasaki Kisen Kaisha, Ltd.............................    195,599    2,606,454
     Kinden Corp............................................    222,800    3,572,336
     Kobe Steel, Ltd........................................  1,581,200   12,713,336
     Kokuyo Co., Ltd........................................     79,900    1,261,353
     Konica Minolta, Inc....................................  2,140,500   21,187,503
     K's Holdings Corp......................................    304,400    3,845,464
     Kuraray Co., Ltd.......................................  1,529,300   21,005,722
     Kurita Water Industries, Ltd...........................      7,500      184,726
     Kyocera Corp...........................................    291,600   15,782,229
     Kyushu Financial Group, Inc............................    638,149    2,816,166
     Lintec Corp............................................      7,100      167,300
     LIXIL Group Corp.......................................  1,113,600   17,506,585
     Maeda Corp.............................................    232,800    2,630,561
     Marubeni Corp..........................................  2,754,500   22,335,383
     Maruichi Steel Tube, Ltd...............................     22,700      654,081
     Mazda Motor Corp.......................................  2,878,100   30,654,883
     Mebuki Financial Group, Inc............................  1,258,420    3,832,345
     Medipal Holdings Corp..................................    514,350   11,010,219
     Mitsubishi Chemical Holdings Corp......................  2,072,900   16,159,073
     Mitsubishi Corp........................................  2,342,100   65,919,083
     Mitsubishi Gas Chemical Co., Inc.......................    581,400    9,759,487
     Mitsubishi Heavy Industries, Ltd.......................  1,070,100   37,722,861
#    Mitsubishi Logistics Corp..............................     89,600    2,054,121
     Mitsubishi Materials Corp..............................    518,200   14,346,310
     Mitsubishi Tanabe Pharma Corp..........................     21,000      310,189
     Mitsubishi UFJ Financial Group, Inc., Sponsored ADR....  4,407,514   26,533,234
     Mitsubishi UFJ Financial Group, Inc.................... 12,360,306   74,810,611
     Mitsubishi UFJ Lease & Finance Co., Ltd................  1,638,400    8,420,081
     Mitsui & Co., Ltd., Sponsored ADR......................     11,723    3,915,541
     Mitsui & Co., Ltd......................................  1,156,000   19,315,145
     Mitsui Chemicals, Inc..................................    788,560   17,682,789
     Mitsui Fudosan Co., Ltd................................    534,400   12,035,879
     Mitsui OSK Lines, Ltd..................................    538,700   13,092,870
     Mizuho Financial Group, Inc............................ 32,297,600   55,466,701

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
                                                             SHARES     VALUE>>
                                                            --------- ------------
JAPAN -- (Continued)
#   Mizuho Financial Group, Inc., ADR......................   124,017 $    426,618
    MS&AD Insurance Group Holdings, Inc....................   639,353   19,204,384
    Nagase & Co., Ltd......................................   176,200    2,767,586
    NEC Corp............................................... 1,232,410   35,376,603
    NGK Spark Plug Co., Ltd................................    16,000      323,764
    NH Foods, Ltd..........................................   432,567   14,917,435
    NHK Spring Co., Ltd....................................   832,900    7,131,852
#   Nikon Corp.............................................    31,200      543,898
    Nippo Corp.............................................   285,900    4,687,389
    Nippon Electric Glass Co., Ltd.........................   250,800    6,319,026
    Nippon Express Co., Ltd................................   324,524   20,480,216
    Nippon Kayaku Co., Ltd.................................   162,000    1,927,991
#   Nippon Paper Industries Co., Ltd.......................   475,600    8,616,844
    Nippon Shokubai Co., Ltd...............................   106,100    6,845,300
    Nippon Steel & Sumitomo Metal Corp..................... 2,142,693   39,524,477
    Nippon Yusen K.K.......................................   771,300   12,437,914
    Nipro Corp.............................................   136,100    1,733,127
    Nishi-Nippon Financial Holdings, Inc...................    27,400      260,384
    Nissan Motor Co., Ltd.................................. 6,443,700   58,623,219
    Nisshinbo Holdings, Inc................................   493,000    5,427,256
    NOK Corp...............................................   408,120    5,872,373
    Nomura Holdings, Inc................................... 8,840,002   42,449,323
    Nomura Real Estate Holdings, Inc.......................   470,500    8,838,318
    NSK, Ltd...............................................   741,100    7,322,020
    NTN Corp............................................... 1,823,100    6,668,239
    Obayashi Corp.......................................... 2,342,282   20,678,169
    Oji Holdings Corp...................................... 3,422,700   24,305,012
    ORIX Corp.............................................. 3,324,900   54,165,926
#   Rengo Co., Ltd.........................................   899,500    7,840,881
    Resona Holdings, Inc................................... 4,555,800   23,963,668
    Ricoh Co., Ltd......................................... 2,398,100   23,938,499
    Sankyo Co., Ltd........................................    82,100    3,134,637
    Sawai Pharmaceutical Co., Ltd..........................     7,500      380,190
    Sega Sammy Holdings, Inc...............................   191,300    2,456,350
    Seino Holdings Co., Ltd................................   481,500    6,667,986
    Sekisui House, Ltd..................................... 2,680,700   39,344,689
    Shimamura Co., Ltd.....................................    65,800    5,534,736
    Shimizu Corp...........................................   746,000    6,055,543
    Shinsei Bank, Ltd......................................   313,400    4,774,019
    Shizuoka Bank, Ltd. (The)..............................   851,000    7,445,408
    Sojitz Corp............................................ 3,995,200   13,435,700
    Sompo Holdings, Inc....................................   221,710    9,144,542
    Sumitomo Chemical Co., Ltd............................. 7,962,000   39,884,741
    Sumitomo Corp.......................................... 1,247,500   18,920,415
    Sumitomo Electric Industries, Ltd...................... 3,161,100   43,109,780
    Sumitomo Forestry Co., Ltd.............................   547,600    8,125,726
    Sumitomo Heavy Industries, Ltd.........................   524,600   16,499,072
    Sumitomo Metal Mining Co., Ltd.........................   834,300   26,268,800
    Sumitomo Mitsui Financial Group, Inc................... 2,857,600  111,260,915
    Sumitomo Mitsui Trust Holdings, Inc....................   405,244   16,101,737
    Sumitomo Osaka Cement Co., Ltd.........................    16,700      620,454
    Sumitomo Rubber Industries, Ltd........................   770,500   11,052,582
    Suzuken Co., Ltd.......................................   106,100    5,370,291
    T&D Holdings, Inc...................................... 1,067,700   17,067,944
    Taiheiyo Cement Corp...................................   528,721   15,558,509
    Takashimaya Co., Ltd...................................   463,917    7,300,980
    TDK Corp...............................................    65,900    5,682,561

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
                                                              SHARES      VALUE>>
                                                             --------- --------------
JAPAN -- (Continued)
     Teijin, Ltd............................................   849,290 $   14,723,881
     Toda Corp..............................................   652,600      4,391,463
#    Toho Holdings Co., Ltd.................................    87,200      2,284,384
     Tokai Rika Co., Ltd....................................   165,500      3,017,741
     Tokio Marine Holdings, Inc.............................    86,619      4,080,805
     Tokyo Broadcasting System Holdings, Inc................    56,000      1,036,930
     Tokyo Tatemono Co., Ltd................................   802,300      8,628,855
     Tokyu Fudosan Holdings Corp............................ 2,098,400     11,823,098
     Toppan Printing Co., Ltd...............................   702,000      9,924,470
     Toray Industries, Inc..................................   342,400      2,428,743
     Tosoh Corp............................................. 1,176,700     15,492,185
     Toyo Seikan Group Holdings, Ltd........................   503,949     10,281,470
     Toyoda Gosei Co., Ltd..................................   294,300      6,347,364
     Toyota Industries Corp.................................   218,000     10,708,626
#    Toyota Motor Corp., Sponsored ADR......................   240,760     28,180,958
     Toyota Motor Corp...................................... 4,650,190    272,412,454
     Toyota Tsusho Corp.....................................   650,400     23,472,034
     TS Tech Co., Ltd.......................................    62,300      1,792,999
     TV Asahi Holdings Corp.................................    31,700        591,803
     Ube Industries, Ltd....................................   504,100     10,980,640
     Wacoal Holdings Corp...................................    69,200      1,907,905
#    Yamada Denki Co., Ltd.................................. 2,221,600     10,475,619
     Yamaguchi Financial Group, Inc.........................   399,348      4,204,802
     Yamato Kogyo Co., Ltd..................................    39,300      1,035,705
     Yokohama Rubber Co., Ltd. (The)........................   552,400     10,700,764
     Zeon Corp..............................................   279,900      2,703,228
                                                             --------- --------------
TOTAL JAPAN.................................................            2,801,375,674
                                                                       --------------
NETHERLANDS -- (3.5%)
     ABN AMRO Group NV......................................   801,264     19,653,071
#    Aegon NV............................................... 6,676,955     40,947,385
#    Aegon NV...............................................   503,770      3,062,921
     Akzo Nobel NV..........................................    33,168      2,784,951
     ArcelorMittal.......................................... 1,780,735     44,434,633
     ArcelorMittal..........................................   726,121     18,073,154
     ASR Nederland NV.......................................    19,297        876,030
     Coca-Cola European Partners P.L.C......................    24,638      1,115,967
#    ING Groep NV, Sponsored ADR............................   921,132     10,878,569
     ING Groep NV........................................... 5,655,087     66,905,287
     Koninklijke Ahold Delhaize NV.......................... 5,195,538    118,928,527
#    Koninklijke DSM NV.....................................   679,114     59,292,631
     Koninklijke Philips NV.................................   268,784     10,024,524
#    Koninklijke Philips NV.................................    32,443      1,207,853
     Koninklijke Vopak NV...................................    56,975      2,576,584
     NN Group NV............................................   827,562     35,533,979
     Randstad NV............................................    60,984      3,068,266
                                                             --------- --------------
TOTAL NETHERLANDS...........................................              439,364,332
                                                                       --------------
NEW ZEALAND -- (0.2%)
     Air New Zealand, Ltd................................... 2,720,019      4,973,149
#    Auckland International Airport, Ltd.................... 1,485,064      6,791,301
     EBOS Group, Ltd........................................    49,727        677,799
# *  Fletcher Building, Ltd................................. 1,637,344      6,485,399
#    Fonterra Co-operative Group, Ltd.......................   200,886        639,193

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
                                                              SHARES     VALUE>>
                                                            ---------- ------------
NEW ZEALAND -- (Continued)
    SKYCITY Entertainment Group, Ltd.......................    250,735 $    627,939
                                                            ---------- ------------
TOTAL NEW ZEALAND..........................................              20,194,780
                                                                       ------------
NORWAY -- (0.9%)
    Aker ASA, Class A......................................     35,437    2,692,072
    Austevoll Seafood ASA..................................     90,175    1,449,209
    DNB ASA................................................  1,505,214   27,193,801
    Equinor ASA............................................    346,003    8,949,811
    Norsk Hydro ASA........................................  4,776,637   24,770,596
    Norsk Hydro ASA, Sponsored ADR.........................     46,000      237,360
    SpareBank 1 SR-Bank ASA................................    342,721    3,809,938
    Storebrand ASA.........................................  1,168,402    9,710,417
    Subsea 7 SA............................................  1,270,024   15,940,415
    Yara International ASA.................................    346,564   14,882,610
                                                            ---------- ------------
TOTAL NORWAY...............................................             109,636,229
                                                                       ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA......................................    541,158    4,861,587
                                                            ---------- ------------
SINGAPORE -- (0.9%)
    CapitaLand, Ltd........................................  8,198,700   18,623,233
    City Developments, Ltd.................................  1,714,600    9,798,769
#   Frasers Property, Ltd..................................    492,700      561,669
    Golden Agri-Resources, Ltd............................. 13,299,300    2,451,991
    Hongkong Land Holdings, Ltd............................  1,020,100    6,040,990
    Hutchison Port Holdings Trust.......................... 16,251,500    3,997,706
    Keppel Corp., Ltd......................................  5,536,400   24,805,558
    Olam International, Ltd................................    357,600      465,068
    Sembcorp Industries, Ltd...............................  5,069,900   10,350,601
    Singapore Airlines, Ltd................................  2,909,500   19,944,847
    Singapore Press Holdings, Ltd..........................    814,100    1,560,185
    United Industrial Corp., Ltd...........................  1,669,070    3,376,191
    UOL Group, Ltd.........................................  1,203,774    5,243,205
    Wilmar International, Ltd..............................  4,781,600   10,922,663
                                                            ---------- ------------
TOTAL SINGAPORE............................................             118,142,676
                                                                       ------------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd.....................................     83,648    1,414,082
    Old Mutual, Ltd........................................  2,604,492    3,926,576
                                                            ---------- ------------
TOTAL SOUTH AFRICA.........................................               5,340,658
                                                                       ------------
SPAIN -- (2.3%)
    Banco de Sabadell SA................................... 18,523,466   24,388,113
    Banco Santander SA..................................... 37,339,499  177,659,607
#   Banco Santander SA, Sponsored ADR......................     70,430      336,655
    Bankia SA..............................................    924,249    2,903,118
    Repsol SA..............................................  4,613,186   82,432,298
                                                            ---------- ------------
TOTAL SPAIN................................................             287,719,791
                                                                       ------------
SWEDEN -- (2.5%)
#   BillerudKorsnas AB.....................................    238,546    2,825,689
    Boliden AB.............................................  1,195,043   27,290,864
    Dometic Group AB.......................................    154,712    1,080,490
    Getinge AB, Class B....................................    559,676    5,490,054

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
SWEDEN -- (Continued)
#    Holmen AB, Class A.....................................     5,562 $    137,803
     Holmen AB, Class B.....................................   476,284   10,903,828
     Husqvarna AB, Class B..................................   132,968    1,003,304
#    ICA Gruppen AB.........................................   138,257    4,891,452
#    Intrum AB..............................................    60,181    1,534,996
     Millicom International Cellular SA.....................   140,571    7,932,729
     Nordea Bank Abp........................................ 6,227,863   54,125,579
     Pandox AB..............................................    25,680      438,712
     Skandinaviska Enskilda Banken AB, Class A.............. 4,478,462   46,344,902
     Skandinaviska Enskilda Banken AB, Class C..............    28,685      294,599
     SKF AB, Class B........................................   265,997    4,264,495
     SSAB AB, Class A.......................................   546,342    2,181,148
     SSAB AB, Class B....................................... 1,359,160    4,407,825
#    Svenska Cellulosa AB SCA, Class A......................    63,918      618,376
     Svenska Cellulosa AB SCA, Class B...................... 1,902,925   17,989,217
#    Svenska Handelsbanken AB, Class A...................... 3,408,980   37,055,060
#    Svenska Handelsbanken AB, Class B......................    33,811      374,533
     Swedbank AB, Class A...................................   185,207    4,166,145
     Tele2 AB, Class B......................................   200,532    2,277,088
     Telefonaktiebolaget LM Ericsson, Class A...............    28,098      249,173
     Telefonaktiebolaget LM Ericsson, Class B............... 2,979,007   25,937,492
     Telia Co. AB........................................... 7,857,507   35,370,496
     Trelleborg AB, Class B.................................   554,061    9,996,592
                                                             --------- ------------
TOTAL SWEDEN................................................            309,182,641
                                                                       ------------
SWITZERLAND -- (7.7%)
     Adecco Group AG........................................   683,506   33,471,309
     Baloise Holding AG.....................................   187,891   26,855,830
     Banque Cantonale Vaudoise..............................     1,979    1,479,133
     Cie Financiere Richemont SA............................   273,567   19,995,172
     Clariant AG............................................ 1,276,330   27,508,586
     Credit Suisse Group AG................................. 1,363,427   17,824,976
#    Credit Suisse Group AG, Sponsored ADR.................. 1,052,790   13,612,575
#    Dufry AG...............................................   159,126   17,930,293
     Flughafen Zurich AG....................................    43,405    8,578,249
     Helvetia Holding AG....................................     2,332    1,428,409
     Julius Baer Group, Ltd.................................   716,015   32,653,696
#    LafargeHolcim, Ltd.....................................   853,272   39,515,399
     LafargeHolcim, Ltd.....................................   375,078   17,267,946
     Lonza Group AG.........................................    16,770    5,273,149
#    Novartis AG, Sponsored ADR.............................   469,577   41,069,204
     Novartis AG............................................ 2,725,487  238,677,155
#    Swatch Group AG (The)..................................   144,166   48,695,458
     Swatch Group AG (The)..................................   195,503   13,049,970
     Swiss Life Holding AG..................................   104,266   39,330,670
     Swiss Prime Site AG....................................    82,075    6,659,840
     Swiss Re AG............................................   454,841   41,041,531
#    Swisscom AG............................................    48,985   22,429,330
     UBS Group AG........................................... 6,119,363   85,531,038
# *  UBS Group AG........................................... 1,233,581   17,146,776
     Vifor Pharma AG........................................    23,955    3,462,192
     Zurich Insurance Group AG..............................   441,250  136,999,799
                                                             --------- ------------
TOTAL SWITZERLAND...........................................            957,487,685
                                                                       ------------
UNITED KINGDOM -- (15.5%)
     3i Group P.L.C.........................................   136,393    1,527,234

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES        VALUE>>
                                                            ----------- ---------------
UNITED KINGDOM -- (Continued)
#   Anglo American P.L.C...................................   5,896,146 $   125,843,667
    Antofagasta P.L.C......................................     302,885       3,031,884
    Aviva P.L.C............................................  11,905,803      65,063,848
    Barclays P.L.C., Sponsored ADR.........................   5,030,440      44,217,568
    Barclays P.L.C.........................................   1,025,755       2,260,052
    Barratt Developments P.L.C.............................   3,490,666      22,895,177
    BP P.L.C., Sponsored ADR...............................   7,847,784     340,358,392
#   British American Tobacco P.L.C., Sponsored ADR.........     413,928      17,964,475
    British American Tobacco P.L.C.........................   1,136,911      49,285,393
    Glencore P.L.C.........................................  21,880,787      89,047,352
    GVC Holdings P.L.C.....................................      69,102         827,729
    HSBC Holdings P.L.C....................................  15,404,835     126,775,678
#   HSBC Holdings P.L.C., Sponsored ADR....................   2,714,621     111,543,777
    Investec P.L.C.........................................     340,831       2,107,210
    J Sainsbury P.L.C......................................   8,162,535      32,430,309
#   John Wood Group P.L.C..................................     927,122       8,450,016
    Kingfisher P.L.C.......................................   8,242,918      26,766,099
    Lloyds Banking Group P.L.C............................. 178,022,807     129,910,115
    Lloyds Banking Group P.L.C., ADR.......................   1,479,223       4,245,370
    Mediclinic International P.L.C.........................     174,686         839,527
    Melrose Industries P.L.C...............................     294,849         634,691
    Micro Focus International P.L.C........................      98,863       1,532,595
#   Micro Focus International P.L.C., Sponsored ADR........     104,958       1,610,056
#   Pearson P.L.C..........................................     748,020       8,593,209
#   Pearson P.L.C., Sponsored ADR..........................   1,119,256      12,759,518
    Royal Bank of Scotland Group P.L.C.....................   2,796,353       8,418,411
#   Royal Bank of Scotland Group P.L.C., Sponsored ADR.....     632,031       3,855,389
    Royal Dutch Shell P.L.C., Class A......................     122,471       3,901,693
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A.......   2,913,977     184,134,183
#   Royal Dutch Shell P.L.C., Sponsored ADR, Class B.......   3,006,785     197,575,842
    Royal Mail P.L.C.......................................   3,005,342      13,797,307
    Shire P.L.C., ADR......................................      86,843      15,788,057
    Shire P.L.C............................................     293,960      17,740,750
    Standard Chartered P.L.C...............................   4,294,713      30,100,386
    Standard Life Aberdeen P.L.C...........................   1,614,944       5,577,750
    Vodafone Group P.L.C...................................  58,351,986     109,733,134
    Vodafone Group P.L.C., Sponsored ADR...................   4,011,201      75,932,040
    Wm Morrison Supermarkets P.L.C.........................   9,206,943      29,169,340
    WPP P.L.C..............................................     248,421       2,811,066
                                                            ----------- ---------------
TOTAL UNITED KINGDOM.......................................               1,929,056,289
                                                                        ---------------
UNITED STATES -- (0.3%)
*   Linde P.L.C............................................     241,948      39,695,031
                                                            ----------- ---------------
TOTAL COMMON STOCKS........................................              11,839,128,370
                                                                        ---------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
    Bayerische Motoren Werke AG............................     109,145       8,220,422
    Porsche Automobil Holding SE...........................     298,549      18,986,222
    Volkswagen AG..........................................     689,777     115,884,550
                                                            ----------- ---------------
TOTAL GERMANY..............................................                 143,091,194
                                                                        ---------------

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES       VALUE>>
                                                            ---------- ---------------
GERMANY -- (Continued)
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*   Banco Santander SA Rights 11/01/18..................... 37,339,498 $     1,450,636
                                                            ---------- ---------------
TOTAL INVESTMENT SECURITIES.                                            11,983,670,200
                                                                       ---------------

                                                                           VALUE+
                                                                       ---------------
SECURITIES LENDING COLLATERAL -- (3.9%)
@ (S) DFA Short Term Investment Fund....................... 42,184,239     488,071,641
                                                            ---------- ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $12,252,986,071).................................            $12,471,741,841
                                                                       ===============

ADR   American Depositary Receipt
P.L.C Public Limited Company.
SA    Special Assessment.

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
#     Total or Partial Securities on Loan.
*     Non-Income Producing Securities.
+     See Note B to Financial Statements.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

As of October 31, 2018, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future        44     12/21/18  $  4,270,354 $  3,987,500     (282,854)
S&P 500(R) Emini Index       714     12/21/18   103,294,447   96,786,270   (6,508,177)
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                        $107,564,801 $100,773,770  $(6,791,031)
                                               ============ ============  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        --------------------------------------------------
                                                          LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                                        ------------ -------------- ------- --------------
Common Stocks
   Australia........................................... $  3,012,806 $  678,651,529   --    $  681,664,335
   Austria.............................................           --      6,092,849   --         6,092,849
   Belgium.............................................           --    131,301,630   --       131,301,630
   Canada..............................................  989,400,908             --   --       989,400,908
   Denmark.............................................           --    186,467,098   --       186,467,098
   Finland.............................................           --    124,986,171   --       124,986,171
   France..............................................           --  1,230,370,700   --     1,230,370,700
   Germany.............................................   60,592,679    770,359,829   --       830,952,508
   Hong Kong...........................................           --    344,005,710   --       344,005,710
   Ireland.............................................    5,917,554     29,795,505   --        35,713,059
   Israel..............................................           --     51,577,567   --        51,577,567
   Italy...............................................   28,028,937    176,509,525   --       204,538,462
   Japan...............................................   59,798,491  2,741,577,183   --     2,801,375,674
   Netherlands.........................................   33,222,497    406,141,835   --       439,364,332
   New Zealand.........................................           --     20,194,780   --        20,194,780
   Norway..............................................      237,360    109,398,869   --       109,636,229

SCHEDULE OF INVESTMENTS
CONTINUED

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                      -------------------------------------------------------
                          LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                      --------------  --------------- ------- ---------------
     Portugal........             --  $     4,861,587   --    $     4,861,587
     Singapore.......             --      118,142,676   --        118,142,676
     South Africa....             --        5,340,658   --          5,340,658
     Spain........... $      336,655      287,383,136   --        287,719,791
     Sweden..........             --      309,182,641   --        309,182,641
     Switzerland.....     71,828,555      885,659,130   --        957,487,685
     United Kingdom..  1,009,984,667      919,071,622   --      1,929,056,289
     United States...     39,695,031               --   --         39,695,031
  Preferred Stocks
     Germany.........             --      143,091,194   --        143,091,194
  Rights/Warrants
     Spain...........             --        1,450,636   --          1,450,636
  Securities Lending
    Collateral.......             --      488,071,641   --        488,071,641
  Futures
    Contracts**......     (6,791,031)              --   --         (6,791,031)
                      --------------  ---------------   --    ---------------
  TOTAL.............. $2,295,265,109  $10,169,685,701   --    $12,464,950,810
                      ==============  ===============   ==    ===============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES    VALUE>>
                                                             --------- ----------
COMMON STOCKS -- (94.6%)
COMMUNICATION SERVICES -- (2.9%)
#    Aeria, Inc.............................................    97,700 $  558,826
#    Akatsuki, Inc..........................................    46,200  1,814,450
# *  AlphaPolis Co., Ltd....................................    11,300    184,726
#    Amuse, Inc.............................................    85,298  2,173,965
#    AOI TYO Holdings, Inc..................................   152,331  1,686,279
     Asahi Broadcasting Group Holdings Corp.................    66,000    449,161
#    Asahi Net, Inc.........................................   117,800    530,852
#    Ateam, Inc.............................................    92,700  1,766,046
# *  Atrae, Inc.............................................    46,700    832,941
     Avex, Inc..............................................   269,900  3,631,741
# *  Bengo4.com, Inc........................................    52,900  1,468,694
*    Broadmedia Corp........................................   156,100     94,040
#    CareerIndex, Inc.......................................    59,900    827,625
#    Ceres, Inc.............................................    18,800    326,708
#    COLOPL, Inc............................................   387,800  2,388,892
#    COOKPAD, Inc...........................................   157,300    576,518
# *  Cyberstep, Inc.........................................    30,700    319,180
# *  Designone Japan, Inc...................................    50,700    217,133
#    Dip Corp...............................................   235,200  5,104,742
*    eBook Initiative Japan Co., Ltd........................     9,100    150,887
     F@N Communications, Inc................................   340,700  1,888,940
#    Faith, Inc.............................................    54,410    652,397
#    Freebit Co., Ltd.......................................    79,500    626,000
# *  Full Speed, Inc........................................    47,700    277,907
     Gakken Holdings Co., Ltd...............................    31,300  1,584,062
     Gree, Inc..............................................   913,000  3,820,866
# *  Gumi, Inc..............................................   144,200    768,608
#    GungHo Online Entertainment, Inc.......................   825,500  1,492,392
#    Gurunavi, Inc..........................................   209,700  1,600,338
#    IMAGICA GROUP, Inc.....................................   110,000    543,557
     Intage Holdings, Inc...................................   246,900  2,127,996
     Internet Initiative Japan, Inc.........................   200,400  3,878,577
*    Itokuro, Inc...........................................    52,800  1,398,970
*    Kadokawa Dwango........................................   180,416  1,801,231
#    Kamakura Shinsho, Ltd..................................   120,400  1,142,786
#    KLab, Inc..............................................   260,800  2,296,182
*    LIFULL Co., Ltd........................................   428,600  2,901,506
#    Macromill, Inc.........................................   216,100  4,276,366
#    MarkLines Co., Ltd.....................................    79,100  1,086,821
     Marvelous, Inc.........................................   236,800  1,897,236
     Members Co., Ltd.......................................    40,200    451,657
     Mixi, Inc..............................................   326,200  7,127,450
#    Mobile Factory, Inc....................................    40,600    501,253
     MTI, Ltd...............................................   199,300    959,624
# *  Mynet, Inc.............................................    45,400    445,523
     Okinawa Cellular Telephone Co..........................    77,000  2,836,461
     OPT Holding, Inc.......................................    26,400    589,134
     Proto Corp.............................................    91,800  1,217,053
#    Septeni Holdings Co., Ltd..............................    51,500     87,559
     Shobunsha Publications, Inc............................   258,500  1,267,067
     SKY Perfect JSAT Holdings, Inc......................... 1,048,800  4,657,116
# *  Synchro Food Co., Ltd..................................    72,600    504,958
     Toei Animation Co., Ltd................................    87,800  2,963,123
     Toei Co., Ltd..........................................    50,400  5,503,011

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- ------------
COMMUNICATION SERVICES -- (Continued)
     Tohokushinsha Film Corp................................  87,200 $    476,360
     Tow Co., Ltd........................................... 132,800      965,417
     TV Asahi Holdings Corp................................. 109,300    2,040,508
     Tv Tokyo Holdings Corp................................. 104,500    2,408,533
# *  Usen-Next Holdings Co., Ltd............................ 107,400    1,048,443
#    ValueCommerce Co., Ltd................................. 124,900    1,765,197
# *  V-Cube, Inc............................................ 133,700      611,376
#    Vector, Inc............................................ 192,100    3,287,992
# *  Vision, Inc............................................  59,500    2,039,322
     Voyage Group, Inc......................................  69,100      817,993
#    WirelessGate, Inc......................................  63,300      317,634
     Wowow, Inc.............................................  44,300    1,288,099
*    Zappallas, Inc.........................................  55,900      188,446
     Zenrin Co., Ltd........................................ 257,750    6,413,254
*    ZIGExN Co., Ltd........................................ 426,200    2,632,782
                                                             ------- ------------
TOTAL COMMUNICATION SERVICES................................          116,578,489
                                                                     ------------
CONSUMER DISCRETIONARY -- (17.7%)
#    Adastria Co., Ltd...................................... 210,740    3,433,948
#    Adventure, Inc.........................................  19,600    1,292,529
     Aeon Fantasy Co., Ltd..................................  53,732    1,679,123
*    AGORA Hospitality Group Co., Ltd....................... 372,000       95,556
     Ahresty Corp........................................... 152,800      969,766
#    Aigan Co., Ltd.........................................  86,100      247,476
     Ainavo Holdings Co., Ltd...............................   1,700       13,723
     Aisan Industry Co., Ltd................................ 257,500    1,928,008
# *  Akebono Brake Industry Co., Ltd........................ 396,600      797,544
     Alpen Co., Ltd......................................... 129,400    2,174,488
     Alpha Corp.............................................  51,500      623,290
     Alpine Electronics, Inc................................ 277,500    4,710,154
     Amiyaki Tei Co., Ltd...................................  30,500    1,074,040
*    Anrakutei Co., Ltd.....................................   1,300       54,441
     AOKI Holdings, Inc..................................... 276,100    3,636,528
     Aoyama Trading Co., Ltd................................ 324,200    9,808,171
     Arata Corp.............................................  94,900    4,309,596
     Arcland Sakamoto Co., Ltd.............................. 221,600    2,901,856
     Arcland Service Holdings Co., Ltd...................... 123,400    2,529,436
     Asahi Co., Ltd......................................... 127,600    1,534,036
     Asante, Inc............................................  47,700      950,619
     Ashimori Industry Co., Ltd.............................  30,899      511,204
#    Asti Corp..............................................  20,800      352,660
#    Atom Corp.............................................. 691,100    6,132,916
     Atsugi Co., Ltd........................................ 124,300    1,128,101
     Aucnet, Inc............................................  13,700      143,850
     Autobacs Seven Co., Ltd................................ 530,000    8,529,901
     Baroque Japan, Ltd..................................... 105,800      957,866
*    Beaglee, Inc...........................................  35,400      415,496
#    Beauty Garage, Inc.....................................  17,400      289,554
#    Beenos, Inc............................................  66,400      986,466
     Belluna Co., Ltd....................................... 358,000    3,556,292
     Bookoff Group Holdings, Ltd............................  68,800      447,549
     BRONCO BILLY Co., Ltd..................................  73,800    1,907,677
#    Can Do Co., Ltd........................................  65,900      967,254
     Central Automotive Products, Ltd.......................  83,300    1,134,043
     Central Sports Co., Ltd................................  49,500    1,728,768
#    Chikaranomoto Holdings Co., Ltd........................  35,400      283,262

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
#    CHIMNEY Co., Ltd.......................................  37,900 $  931,049
#    Chiyoda Co., Ltd....................................... 130,000  2,506,098
     Chofu Seisakusho Co., Ltd.............................. 138,000  2,794,268
     Chori Co., Ltd.........................................  77,800  1,281,537
     Chuo Spring Co., Ltd...................................  20,000    620,531
#    Clarion Co., Ltd....................................... 177,600  3,893,617
     Cleanup Corp........................................... 145,100    884,838
#    Coco's Japan Co., Ltd..................................  54,300  1,054,922
#    Colowide Co., Ltd...................................... 350,600  8,536,631
     Corona Corp............................................ 105,500  1,041,412
#    Create Restaurants Holdings, Inc....................... 319,900  3,393,402
#    Cross Plus, Inc........................................   9,800     68,463
     Daido Metal Co., Ltd................................... 279,700  2,139,757
#    Daidoh, Ltd............................................  82,300    261,172
#    Daikoku Denki Co., Ltd.................................  63,200    899,016
     Daikyonishikawa Corp................................... 292,400  2,793,081
     Dainichi Co., Ltd......................................  69,100    454,916
     Daisyo Corp............................................  47,200    703,575
     Daiyu Lic Holdings Co., Ltd............................  75,600    715,392
#    DCM Holdings Co., Ltd.................................. 762,100  7,410,662
     DD Holdings Co., Ltd...................................  34,200    686,639
#    Descente, Ltd.......................................... 286,100  7,491,243
     Doshisha Co., Ltd...................................... 166,900  3,436,657
#    Doutor Nichires Holdings Co., Ltd...................... 237,686  4,223,903
#    Dynic Corp.............................................  42,200    313,181
     Eagle Industry Co., Ltd................................ 201,000  2,342,011
#    EAT&Co, Ltd............................................  36,100    536,614
     EDION Corp............................................. 510,900  5,372,458
*    Enigmo, Inc............................................  85,200  1,520,801
#    ES-Con Japan, Ltd...................................... 264,600  1,567,687
     ESCRIT, Inc............................................  56,500    351,766
     ESTELLE Holdings Co., Ltd..............................  12,600     79,431
     Exedy Corp............................................. 210,200  5,177,383
     FCC Co., Ltd........................................... 263,700  6,530,782
#    Felissimo Corp.........................................  21,200    239,232
#    Fields Corp............................................ 109,800    820,881
#    Fine Sinter Co., Ltd...................................  10,300    217,880
#    First Juken Co., Ltd...................................  51,200    543,671
#    First-corp, Inc........................................  55,000    513,342
     FJ Next Co., Ltd....................................... 122,400    906,771
     Foster Electric Co., Ltd............................... 151,200  2,209,487
     France Bed Holdings Co., Ltd........................... 152,300  1,286,616
     F-Tech, Inc............................................ 102,100    997,649
     Fuji Co., Ltd.......................................... 152,700  2,867,445
#    Fuji Corp. (6163543)...................................  39,100    718,321
     Fuji Corp., Ltd........................................ 199,300  1,522,605
#    Fuji Kyuko Co., Ltd.................................... 164,500  4,801,225
     Fujibo Holdings, Inc...................................  75,500  2,199,717
     Fujikura Rubber, Ltd................................... 134,600    645,122
#    Fujio Food System Co., Ltd.............................  59,400  1,081,735
     Fujishoji Co., Ltd.....................................  56,600    524,670
     Fujita Kanko, Inc......................................  61,500  1,678,350
#    Fujitsu General, Ltd................................... 462,300  6,925,222
     FuKoKu Co., Ltd........................................  65,400    533,969
# *  Funai Electric Co., Ltd................................ 145,300    707,841
#    Furukawa Battery Co., Ltd. (The)....................... 104,300    785,578
     Furyu Corp.............................................  94,100    755,219

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
     CONSUMER DISCRETIONARY -- (Continued)..................
     Futaba Industrial Co., Ltd............................. 431,700 $2,358,797
     Gakkyusha Co., Ltd.....................................  53,400    815,627
 #   Genki Sushi Co., Ltd...................................  41,200  2,228,550
     Geo Holdings Corp...................................... 247,800  3,775,022
 #   Gfoot Co., Ltd.........................................  98,100    654,166
     GLOBERIDE, Inc.........................................  68,999  1,658,554
 #   Gokurakuyu Holdings Co., Ltd...........................  82,500    423,366
 #   Goldwin, Inc...........................................  77,600  5,531,604
 #   Golf Digest Online, Inc................................  75,200    623,521
     Greens Co., Ltd........................................  16,900    208,010
     GSI Creos Corp.........................................  31,592    377,434
 #   G-Tekt Corp............................................ 138,800  1,958,938
     Gunze, Ltd............................................. 120,000  5,321,783
     H2O Retailing Corp..................................... 519,000  8,063,808
 #   Hagihara Industries, Inc...............................  90,800  1,346,868
 #   Hakuyosha Co., Ltd.....................................  13,600    368,709
 #   Hamee Corp.............................................  44,900    673,285
     Handsman Co., Ltd......................................  37,500    365,898
     Happinet Corp.......................................... 117,000  1,776,318
 #   Harada Industry Co., Ltd...............................  71,600    514,947
     Hard Off Corp Co., Ltd.................................  67,700    567,043
     Haruyama Holdings, Inc.................................  56,500    446,093
     Heian Ceremony Service Co., Ltd........................   8,300     65,734
     Heiwa Corp.............................................  14,700    336,190
     Hiday Hidaka Corp...................................... 163,287  3,185,237
     HI-LEX Corp............................................ 103,600  2,169,867
 #   Himaraya Co., Ltd......................................  35,900    314,617
 #   Hinokiya Group Co., Ltd................................  47,200  1,141,261
 #   Hiramatsu, Inc......................................... 276,200  1,154,526
     HIS Co., Ltd...........................................  84,600  2,576,615
     H-One Co., Ltd......................................... 143,300  1,514,887
     Honeys Holdings Co., Ltd............................... 129,340  1,027,376
 #   Hoosiers Holdings...................................... 368,500  2,045,187
 #   Hotland Co., Ltd.......................................  76,500    979,222
 #   House Do Co., Ltd......................................  58,100    849,410
 #   HUB Co., Ltd...........................................  35,400    281,872
 #   I K K, Inc.............................................  68,000    432,883
 #   I.K Co., Ltd...........................................  44,300    403,329
 #   IBJ, Inc............................................... 146,000    803,447
     Ichibanya Co., Ltd..................................... 107,258  4,094,330
     Ichikoh Industries, Ltd................................ 244,500  1,697,541
 #   IDOM, Inc.............................................. 274,900    925,460
     IJT Technology Holdings Co., Ltd....................... 170,180  1,055,060
     Imasen Electric Industrial............................. 132,600  1,217,907
 #   Istyle, Inc............................................ 325,600  2,919,170
     Janome Sewing Machine Co., Ltd......................... 104,900    538,318
 #   Japan Best Rescue System Co., Ltd...................... 132,900  1,280,202
     Japan Wool Textile Co., Ltd. (The)..................... 377,400  2,979,755
 #   JFLA Holdings, Inc..................................... 121,800    444,375
     JINS, Inc..............................................  98,900  5,600,438
 #   Joban Kosan Co., Ltd...................................  42,899    654,605
 #   Jolly - Pasta Co., Ltd.................................  22,600    353,516
     Joshin Denki Co., Ltd.................................. 133,200  3,403,836
     JP-Holdings, Inc....................................... 374,800    992,677
     JVC Kenwood Corp....................................... 747,400  1,847,918
     Kasai Kogyo Co., Ltd................................... 204,200  1,882,651
     Kawai Musical Instruments Manufacturing Co., Ltd.......  44,800  1,553,544

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CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     Keihin Corp............................................ 312,500 $6,153,104
     Keiyo Co., Ltd......................................... 201,300    996,249
     KFC Holdings Japan, Ltd................................  75,000  1,318,854
     King Co., Ltd..........................................  44,900    181,516
# *  Kintetsu Department Store Co., Ltd.....................  59,900  1,883,153
#    Ki-Star Real Estate Co., Ltd...........................  59,500  1,048,883
*    KNT-CT Holdings Co., Ltd...............................  93,100  1,023,059
     Kohnan Shoji Co., Ltd.................................. 179,800  4,498,399
*    Kojima Co., Ltd........................................ 194,200    855,504
     Komatsu Matere Co., Ltd................................ 226,400  1,870,975
     KOMEDA Holdings Co., Ltd............................... 341,500  6,717,899
     Komehyo Co., Ltd.......................................  53,500    732,989
     Komeri Co., Ltd........................................ 228,400  5,918,902
     Konaka Co., Ltd........................................ 122,106    540,566
     Koshidaka Holdings Co., Ltd............................ 324,800  3,785,377
# *  Kourakuen Holdings Corp................................  77,400  1,269,020
#    KU Holdings Co., Ltd................................... 130,900  1,075,316
     Kura Corp..............................................  77,900  4,514,383
     Kurabo Industries, Ltd................................. 129,900  3,135,688
     Kushikatsu Tanaka Holdings Co..........................  23,000    613,407
#    KYB Corp............................................... 144,300  3,461,271
#    Kyoritsu Maintenance Co., Ltd.......................... 140,662  6,249,160
#    Kyoto Kimono Yuzen Co., Ltd............................  29,100    119,337
*    Laox Co., Ltd.......................................... 206,900    660,291
     LEC, Inc............................................... 172,200  3,447,736
# *  LIKE Kidsnext Co., Ltd.................................  43,600    427,427
*    Litalico, Inc..........................................  44,900    830,461
     LIXIL VIVA Corp........................................ 133,500  2,165,052
     Look Holdings, Inc.....................................  45,600    464,119
#    Mamiya-Op Co., Ltd.....................................  32,700    287,389
     Mars Group Holdings Corp...............................  89,700  1,849,021
*    Maruzen CHI Holdings Co., Ltd.......................... 109,800    339,213
#    Matsuya Co., Ltd....................................... 174,800  1,650,091
     Matsuyafoods Holdings co., Ltd.........................  68,300  2,204,405
#    Media Do Holdings Co., Ltd.............................  51,400  1,101,777
#    Meiko Network Japan Co., Ltd........................... 137,500  1,207,619
     Meiwa Estate Co., Ltd..................................  95,300    528,836
     Mikuni Corp............................................ 167,900    920,752
     Misawa Homes Co., Ltd.................................. 129,600    973,840
     Mitsuba Corp........................................... 215,490  1,696,768
     Mizuno Corp............................................ 150,300  3,516,730
     Monogatari Corp. (The).................................  39,900  3,562,380
     Morito Co., Ltd........................................ 112,500    850,868
#    MrMax Holdings, Ltd.................................... 176,100    815,865
     Murakami Corp..........................................  30,000    724,576
     Musashi Seimitsu Industry Co., Ltd..................... 321,400  4,690,487
     Nafco Co., Ltd.........................................  47,500    761,290
     Nagawa Co., Ltd........................................  43,600  2,101,097
*    Naigai Co., Ltd........................................  21,500     94,849
#    Nakayamafuku Co., Ltd..................................  63,000    344,447
#    Nextage Co., Ltd....................................... 255,100  2,341,614
     Nice Holdings, Inc.....................................  49,500    510,938
     Nichirin Co., Ltd......................................  69,660  1,471,442
     Nihon Eslead Corp......................................  57,800    782,778
#    Nihon House Holdings Co., Ltd.......................... 319,900  1,459,567
     Nihon Plast Co., Ltd................................... 122,500    990,825
#    Nihon Tokushu Toryo Co., Ltd...........................  87,400  1,675,988

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CONTINUED


                                                              SHARES    VALUE>>
                                                             --------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     Nikki Co., Ltd.........................................     2,100 $   40,964
#    Nippon Felt Co., Ltd...................................    80,200    337,522
     Nippon Piston Ring Co., Ltd............................    46,000    864,861
     Nippon Seiki Co., Ltd..................................   336,800  5,926,971
#    Nippon View Hotel Co., Ltd.............................    41,400    472,708
     Nishikawa Rubber Co., Ltd..............................    28,100    493,761
#    Nishimatsuya Chain Co., Ltd............................   361,700  3,219,533
     Nissan Shatai Co., Ltd.................................   533,700  4,298,879
     Nissan Tokyo Sales Holdings Co., Ltd...................   174,100    534,921
     Nissin Kogyo Co., Ltd..................................   301,400  4,385,121
     Nittan Valve Co., Ltd..................................    93,500    283,202
     Nojima Corp............................................   216,300  5,108,740
     Ohashi Technica, Inc...................................    72,600    907,848
     Ohsho Food Service Corp................................    96,000  6,618,786
# *  Oisix ra daichi, Inc...................................    75,000  1,296,020
#    Omikenshi Co., Ltd.....................................    32,200    197,213
     Onward Holdings Co., Ltd...............................   847,200  5,107,457
     Ootoya Holdings Co., Ltd...............................    38,900    777,605
# *  Open Door, Inc.........................................    76,200  1,809,191
#    Otsuka Kagu, Ltd.......................................    82,500    192,625
     Ozu Corp...............................................    23,000    400,293
     Pacific Industrial Co., Ltd............................   327,600  4,786,301
     PAL GROUP Holdings Co., Ltd............................    91,200  2,672,064
#    PAPYLESS Co., Ltd......................................    37,700    973,327
#    Parco Co., Ltd.........................................   151,000  1,602,855
     Paris Miki Holdings, Inc...............................   177,200    761,036
     PC Depot Corp..........................................   190,481    956,379
     People Co., Ltd........................................    19,600    224,041
#    Pepper Food Service Co., Ltd...........................    92,300  2,592,471
     PIA Corp...............................................    36,900  1,763,919
     Piolax, Inc............................................   215,400  4,693,348
# *  Pioneer Corp........................................... 2,489,100  2,228,773
#    Plenus Co., Ltd........................................   161,300  2,581,462
     Press Kogyo Co., Ltd...................................   623,200  2,849,229
     Pressance Corp.........................................   260,100  2,958,093
     Raccoon Co., Ltd.......................................    98,400    538,421
     Regal Corp.............................................     1,500     36,751
     Renaissance, Inc.......................................    88,700  1,786,971
# *  Renown, Inc............................................   366,700    374,734
#    Resol Holdings Co., Ltd................................    16,799    629,757
     Resorttrust, Inc.......................................   201,200  3,098,572
     Rhythm Watch Co., Ltd..................................    55,900    989,913
#    Riberesute Corp........................................    60,400    498,732
     Ride On Express Holdings Co., Ltd......................    62,200    764,221
     Right On Co., Ltd......................................   119,625    995,267
     Riken Corp.............................................    69,700  3,335,784
     Ringer Hut Co., Ltd....................................   172,000  3,445,654
#    Riso Kyoiku Co., Ltd...................................   261,700  2,768,154
     Round One Corp.........................................   563,400  6,682,384
     Royal Holdings Co., Ltd................................   216,900  5,366,694
# *  Royal Hotel, Ltd. (The)................................     2,100     31,836
*    RVH, Inc...............................................       100        236
     Sac's Bar Holdings, Inc................................   138,350  1,226,162
     Saizeriya Co., Ltd.....................................   217,900  4,135,335
     Sakai Ovex Co., Ltd....................................    30,999    616,100
     San Holdings, Inc......................................    31,800    742,433
*    Sanden Holdings Corp...................................    97,400  1,064,269

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CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
CONSUMER DISCRETIONARY -- (Continued)
     Sanei Architecture Planning Co., Ltd...................  78,200 $1,140,457
     Sangetsu Corp.......................................... 367,050  7,059,581
     Sankyo Seiko Co., Ltd.................................. 238,900    959,305
     Sanoh Industrial Co., Ltd.............................. 190,700  1,086,128
#    Sanyei Corp............................................   4,300    120,291
     Sanyo Electric Railway Co., Ltd........................ 121,098  2,674,051
     Sanyo Housing Nagoya Co., Ltd..........................  78,200    693,695
#    Sanyo Shokai, Ltd......................................  96,199  1,621,972
#    Scroll Corp............................................ 230,500    977,701
#    Seiko Holdings Corp.................................... 206,281  4,948,953
     Seiren Co., Ltd........................................ 347,800  4,948,192
# *  Senshukai Co., Ltd..................................... 230,700    593,667
#    SFP Holdings Co., Ltd..................................  74,500  1,101,261
#    Shidax Corp............................................ 152,000    488,829
#    Shikibo, Ltd...........................................  65,500    656,499
     Shimachu Co., Ltd...................................... 282,300  7,400,133
     Shimojima Co., Ltd.....................................  34,900    312,369
#    Shoei Co., Ltd.........................................  90,900  3,541,646
     Showa Corp............................................. 415,200  5,713,720
     Snow Peak, Inc.........................................  47,600    633,129
     SNT Corp............................................... 230,100    766,522
     Soft99 Corp............................................  81,800    727,214
#    Sotoh Co., Ltd.........................................  42,900    377,613
#    Space Value Holdings Co., Ltd.......................... 233,000  2,079,417
     SPK Corp...............................................  22,200    475,370
#    SRS Holdings Co., Ltd..................................  49,200    435,269
     St Marc Holdings Co., Ltd.............................. 117,900  2,800,076
     Starts Corp., Inc...................................... 245,400  5,095,771
     Step Co., Ltd..........................................  60,400    840,853
     Studio Alice Co., Ltd..................................  70,300  1,607,644
*    Studio Atao Co., Ltd...................................     500     11,965
#    Suminoe Textile Co., Ltd...............................  38,600    924,691
     Sumitomo Riko Co., Ltd................................. 274,000  2,263,647
     Suncall Corp........................................... 128,700    833,091
     Sushiro Global Holdings, Ltd........................... 130,500  6,873,838
#    Syuppin Co., Ltd....................................... 161,200  2,010,901
     T RAD Co., Ltd.........................................  49,000  1,170,278
     Tachikawa Corp.........................................  73,900    741,806
     Tachi-S Co., Ltd....................................... 224,140  3,159,143
     Taiho Kogyo Co., Ltd................................... 119,300  1,075,781
     Take And Give Needs Co., Ltd...........................  63,210    991,598
#    Takihyo Co., Ltd.......................................  34,100    593,792
#    Tama Home Co., Ltd..................................... 123,500  1,269,915
     Tamron Co., Ltd........................................ 126,400  2,255,617
     Tbk Co., Ltd........................................... 160,300    654,022
     Tear Corp..............................................  72,100    512,772
#    Temairazu, Inc.........................................  11,200    271,646
#    Tenpos Holdings Co., Ltd...............................  34,500    640,942
     T-Gaia Corp............................................ 146,200  3,310,046
     Tigers Polymer Corp....................................  87,800    538,670
     Toa Corp. (6894434).................................... 173,700  1,861,850
#    Toabo Corp.............................................  54,799    267,566
#    Tokai Rika Co., Ltd.................................... 341,900  6,234,234
     Token Corp.............................................  55,050  3,566,040
# *  Tokyo Base Co., Ltd.................................... 154,700    866,945
     Tokyo Dome Corp........................................ 628,300  5,530,321
     Tokyo Individualized Educational Institute, Inc........ 121,000  1,565,107

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CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Tokyo Radiator Manufacturing Co., Ltd..................  24,300 $    207,025
#    Tokyotokeiba Co., Ltd.................................. 107,300    3,794,275
#    Tokyu Recreation Co., Ltd..............................  20,400      888,993
     Tomy Co., Ltd.......................................... 630,693    7,336,724
     Topre Corp............................................. 243,700    5,071,331
#    Toridoll Holdings Corp................................. 162,800    2,757,462
#    Torikizoku Co., Ltd....................................  54,600      998,049
     Tosho Co., Ltd......................................... 114,400    4,444,539
     Toyo Tire & Rubber Co., Ltd............................ 430,400    7,179,731
     TPR Co., Ltd........................................... 164,700    4,011,491
     TSI Holdings Co., Ltd.................................. 522,195    3,560,614
#    Tsukada Global Holdings, Inc........................... 119,000      635,532
     Tsukamoto Corp. Co., Ltd...............................  19,000      198,421
     Tsutsumi Jewelry Co., Ltd..............................  57,100    1,121,868
#    Ukai Co., Ltd..........................................   5,900      204,409
#    Umenohana Co., Ltd.....................................  21,700      507,661
     Unipres Corp........................................... 292,000    5,223,299
     United Arrows, Ltd..................................... 163,600    6,151,730
*    Unitika, Ltd........................................... 431,400    2,200,482
*    U-Shin, Ltd............................................ 172,300    1,161,933
*    Vega Corp. Co., Ltd....................................   1,700       16,190
# *  VIA Holdings, Inc...................................... 155,400      984,903
#    Village Vanguard Co., Ltd..............................  40,600      381,646
# *  Visionary Holdings Co., Ltd............................ 637,300      584,009
#    VT Holdings Co., Ltd................................... 590,100    2,462,198
     Wacoal Holdings Corp................................... 364,700   10,055,102
     Waseda Academy Co., Ltd................................  12,600      223,363
#    WATAMI Co., Ltd........................................ 167,200    1,914,938
     Watts Co., Ltd.........................................  67,800      525,787
     Weds Co., Ltd..........................................  14,500       84,805
     Xebio Holdings Co., Ltd................................ 202,000    2,799,766
     Yachiyo Industry Co., Ltd..............................  52,900      421,212
#    Yagi & Co., Ltd........................................  18,600      280,864
     Yamato International, Inc.............................. 119,800      494,880
#    Yasunaga Corp..........................................  56,800      876,957
     Yellow Hat, Ltd........................................ 130,200    3,201,417
     Yomiuri Land Co., Ltd..................................  28,500    1,080,314
     Yondoshi Holdings, Inc................................. 129,420    2,746,742
     Yorozu Corp............................................ 150,500    2,121,842
#    Yoshinoya Holdings Co., Ltd............................ 165,000    2,712,043
#    Yossix Co., Ltd........................................  26,300      610,795
#    Yume No Machi Souzou Iinkai Co., Ltd................... 165,200    3,450,780
     Yutaka Giken Co., Ltd..................................   8,700      170,199
#    Zojirushi Corp......................................... 307,700    3,360,920
                                                             ------- ------------
TOTAL CONSUMER DISCRETIONARY                                          713,066,175
                                                                     ------------
CONSUMER STAPLES -- (7.6%)
#    Aeon Hokkaido Corp..................................... 261,700    1,847,639
     AFC-HD AMS Life Science Co., Ltd.......................  48,200      304,485
#    Albis Co., Ltd.........................................  42,600    1,105,969
     Arcs Co., Ltd.......................................... 304,900    7,367,683
     Artnature, Inc......................................... 129,400      760,777
     Axial Retailing, Inc................................... 115,000    3,767,969
     Belc Co., Ltd..........................................  79,300    4,049,535
#    Bourbon Corp...........................................  50,000      896,460
     Bull-Dog Sauce Co., Ltd................................   1,500       28,332

                                      28

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CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
 CONSUMER STAPLES -- (Continued)
     Cawachi, Ltd...........................................  52,400 $  972,511
     C'BON COSMETICS Co., Ltd...............................   8,200    200,503
     Chubu Shiryo Co., Ltd.................................. 180,300  2,195,037
     Chuo Gyorui Co., Ltd...................................   9,800    244,637
     Ci:z Holdings Co., Ltd.................................  41,800  2,166,008
     cocokara fine, Inc..................................... 134,860  7,423,232
     Como Co., Ltd..........................................   2,000     44,666
     Cota Co., Ltd..........................................  76,565  1,009,901
     Create SD Holdings Co., Ltd............................ 210,700  5,337,479
     Daikokutenbussan Co., Ltd..............................  44,500  1,664,686
     Delica Foods Holdings Co., Ltd.........................  31,100    413,372
     DyDo Group Holdings, Inc...............................  73,700  3,741,055
 #   Earth Corp............................................. 101,700  4,626,248
     Ebara Foods Industry, Inc..............................  24,600    465,913
     Eco's Co., Ltd.........................................  61,300  1,075,612
     Ensuiko Sugar Refining Co., Ltd........................  86,200    189,508
     Feed One Co., Ltd...................................... 949,940  1,616,919
 *   First Baking Co., Ltd..................................  12,000    116,524
 #   Fujicco Co., Ltd....................................... 153,100  3,513,838
     Fujiya Co., Ltd........................................  75,100  1,625,841
     G-7 Holdings, Inc......................................  44,800  1,016,425
 #   Genky DrugStores Co., Ltd..............................  46,800  1,514,333
     HABA Laboratories, Inc.................................  18,000  1,292,585
     Hagoromo Foods Corp....................................  19,500    463,648
     Halows Co., Ltd........................................  58,000  1,266,300
     Hayashikane Sangyo Co., Ltd............................  29,400    183,269
     Heiwado Co., Ltd....................................... 223,200  5,721,153
     Hokkaido Coca-Cola Bottling Co., Ltd...................  18,299    603,137
     Hokuryo Co. Ltd/Hokkaido...............................  14,900    100,922
     Hokuto Corp............................................ 189,700  3,235,906
     Ichimasa Kamaboko Co., Ltd.............................  39,500    348,995
     Imuraya Group Co., Ltd.................................  56,200  1,539,045
 #   Inageya Co., Ltd....................................... 175,800  2,217,900
     Itochu-Shokuhin Co., Ltd...............................  34,900  1,625,317
     Itoham Yonekyu Holdings, Inc...........................  70,000    440,820
     Iwatsuka Confectionery Co., Ltd........................   4,600    179,611
     Japan Meat Co., Ltd....................................  77,500  1,403,001
     J-Oil Mills, Inc.......................................  76,300  2,629,899
     Kadoya Sesame Mills, Inc...............................  14,900    793,479
     Kakiyasu Honten Co., Ltd...............................  65,000  1,434,861
     Kameda Seika Co., Ltd..................................  96,400  4,564,570
     Kaneko Seeds Co., Ltd..................................  38,600    494,561
 #   Kanemi Co., Ltd........................................   5,400    143,645
     Kansai Super Market, Ltd...............................  84,600    782,688
     Kato Sangyo Co., Ltd................................... 174,500  5,377,145
     Kenko Mayonnaise Co., Ltd..............................  93,600  2,001,572
 #   Key Coffee, Inc........................................ 138,900  2,467,464
     Kirindo Holdings Co., Ltd..............................  54,500    761,769
 #   Kitanotatsujin Corp.................................... 473,300  2,436,870
 #   Kobe Bussan Co., Ltd................................... 215,800  5,479,615
 #   Kotobuki Spirits Co., Ltd.............................. 154,800  5,929,736
     Kyokuyo Co., Ltd.......................................  71,999  1,977,060
     Lacto Japan Co., Ltd...................................  21,200  1,248,197
     Life Corp.............................................. 157,800  3,904,529
     Mandom Corp............................................ 175,300  4,864,691
     Marudai Food Co., Ltd.................................. 158,600  2,582,711
     Maruha Nichiro Corp.................................... 274,907  9,952,175

                                      29

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CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- -----------
CONSUMER STAPLES -- (Continued)
#   Maxvalu Nishinihon Co., Ltd............................    22,500 $   372,821
#   Maxvalu Tokai Co., Ltd.................................    49,300   1,087,857
    Medical System Network Co., Ltd........................   161,100     764,307
    Megmilk Snow Brand Co., Ltd............................   358,200   8,379,194
    Meito Sangyo Co., Ltd..................................    65,100     874,084
#   Milbon Co., Ltd........................................   182,752   6,560,503
    Ministop Co., Ltd......................................   120,100   2,217,542
    Mitsubishi Shokuhin Co., Ltd...........................   109,000   2,809,127
    Mitsui Sugar Co., Ltd..................................   124,770   3,356,289
    Miyoshi Oil & Fat Co., Ltd.............................    51,900     570,534
    Morinaga Milk Industry Co., Ltd........................   263,700   7,029,083
    Morozoff, Ltd..........................................    20,400     997,933
    Nagatanien Holdings Co., Ltd...........................    81,000   1,979,608
    Nakamuraya Co., Ltd....................................    27,600   1,098,263
    Natori Co., Ltd........................................    67,500   1,068,271
    Nichimo Co., Ltd.......................................    17,000     233,983
    Nihon Chouzai Co., Ltd.................................    55,660   1,725,059
    Niitaka Co., Ltd.......................................     2,860      43,648
    Nippon Beet Sugar Manufacturing Co., Ltd...............    69,100   1,204,164
#   Nippon Flour Mills Co., Ltd............................   382,300   6,331,806
    Nippon Suisan Kaisha, Ltd.............................. 2,140,300  13,671,543
    Nisshin Oillio Group, Ltd. (The).......................   185,000   5,551,483
    Nissin Sugar Co., Ltd..................................   112,100   2,219,762
    Nitto Fuji Flour Milling Co., Ltd......................     7,500     358,111
    Noevir Holdings Co., Ltd...............................    27,500   1,169,805
    Oenon Holdings, Inc....................................   444,900   1,542,563
    OIE Sangyo Co., Ltd....................................    20,900     263,006
    Okuwa Co., Ltd.........................................   174,900   1,752,160
#   Olympic Group Corp.....................................    62,300     439,307
    OUG Holdings, Inc......................................    19,400     454,067
    Pickles Corp...........................................    27,900     554,275
    Plant Co., Ltd.........................................    29,100     311,689
    Prima Meat Packers, Ltd................................   210,100   3,968,082
    Qol Holdings Co., Ltd..................................   173,600   3,653,709
#   Retail Partners Co., Ltd...............................   112,600   1,287,853
    Riken Vitamin Co., Ltd.................................    79,800   2,460,455
#   Rock Field Co., Ltd....................................   156,900   2,271,595
#   Rokko Butter Co., Ltd..................................    96,900   2,091,810
    S Foods, Inc...........................................   132,462   5,336,515
#   S&B Foods, Inc.........................................    19,499   1,435,783
    Sagami Rubber Industries Co., Ltd......................    63,300   1,385,488
    San-A Co., Ltd.........................................   133,000   5,611,009
    Sapporo Holdings, Ltd..................................   472,400   8,763,286
    Sato Foods Co., Ltd....................................       800      24,850
    Satudora Holdings Co., Ltd.............................     1,300      23,475
    Shinobu Foods Products Co., Ltd........................     1,600      10,034
#   Shoei Foods Corp.......................................    86,800   3,334,594
    Showa Sangyo Co., Ltd..................................   149,400   3,741,710
    Sogo Medical Holdings Co., Ltd.........................   133,400   2,862,132
    Starzen Co., Ltd.......................................    55,600   2,257,235
#   Toho Co., Ltd..........................................    55,600   1,101,620
    Tohto Suisan Co., Ltd..................................    18,099     342,529
    Torigoe Co., Ltd. (The)................................   102,200     870,563
#   Toyo Sugar Refining Co., Ltd...........................    15,700     156,080
#   Transaction Co., Ltd...................................   103,300     784,752
    United Super Markets Holdings, Inc.....................   395,200   4,331,531
    Uoriki Co., Ltd........................................    33,600     430,298

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
                                                              SHARES     VALUE>>
                                                             --------- ------------
CONSUMER STAPLES -- (Continued)
     Valor Holdings Co., Ltd................................   290,300 $  6,230,596
     Warabeya Nichiyo Holdings Co., Ltd.....................   109,560    1,781,029
#    Watahan & Co., Ltd.....................................    47,400    1,018,701
     Yaizu Suisankagaku Industry Co., Ltd...................    56,900      505,773
#    Yakuodo Co., Ltd.......................................    81,900    2,531,920
     YA-MAN, Ltd............................................   230,000    3,708,695
     Yamatane Corp..........................................    70,100    1,158,347
     Yamaya Corp............................................    30,000      699,897
     Yamazawa Co., Ltd......................................     7,400      109,395
     Yaoko Co., Ltd.........................................    79,800    4,364,480
#    Yokohama Reito Co., Ltd................................   354,900    2,814,751
     Yomeishu Seizo Co., Ltd................................    50,500    1,067,407
     Yuasa Funashoku Co., Ltd...............................    13,400      421,649
     Yutaka Foods Corp......................................     3,900       68,932
                                                             --------- ------------
TOTAL CONSUMER STAPLES......................................            303,762,350
                                                                       ------------
ENERGY -- (0.8%)
#    BP Castrol K.K.........................................    53,100      681,348
     Fuji Kosan Co., Ltd....................................    33,100      182,846
     Fuji Oil Co., Ltd......................................   226,300      866,398
     Itochu Enex Co., Ltd...................................   350,800    3,303,041
     Japan Oil Transportation Co., Ltd......................    15,200      393,476
     Japan Petroleum Exploration Co., Ltd...................   259,300    5,420,175
     Mitsuuroko Group Holdings Co., Ltd.....................   206,300    1,345,302
     Modec, Inc.............................................   149,200    4,472,615
     Nippon Coke & Engineering Co., Ltd.....................   629,500      579,890
#    Sala Corp..............................................   362,800    2,075,922
     San-Ai Oil Co., Ltd....................................   379,900    4,084,957
     Shinko Plantech Co., Ltd...............................   295,000    2,748,820
     Sinanen Holdings Co., Ltd..............................    55,800    1,328,582
     Toa Oil Co., Ltd.......................................    50,100    1,159,751
     Toyo Kanetsu K.K.......................................    57,200    1,283,033
                                                             --------- ------------
TOTAL ENERGY................................................             29,926,156
                                                                       ------------
FINANCIALS -- (8.2%)
     77 Bank, Ltd. (The)....................................   496,152   10,248,303
     Advance Create Co., Ltd................................    42,500      789,290
     Aichi Bank, Ltd. (The).................................    63,200    2,411,801
# *  Aiful Corp............................................. 2,531,900    6,677,596
     Aizawa Securities Co., Ltd.............................   266,500    1,595,912
#    Akatsuki Corp..........................................   112,400      355,273
     Akita Bank, Ltd. (The).................................   114,140    2,649,962
     Anicom Holdings, Inc...................................   128,200    4,073,058
#    Aomori Bank, Ltd. (The)................................   142,900    3,898,699
     Asax Co., Ltd..........................................     9,300       48,548
     Awa Bank, Ltd. (The)...................................   263,600    7,173,482
     Bank of Iwate, Ltd. (The)..............................   113,600    4,327,070
     Bank of Kochi, Ltd. (The)..............................    49,300      430,079
#    Bank of Nagoya, Ltd. (The).............................    98,330    3,106,769
     Bank of Okinawa, Ltd. (The)............................   157,160    5,241,440
     Bank of Saga, Ltd. (The)...............................    97,400    1,875,309
     Bank of the Ryukyus, Ltd...............................   199,580    2,269,933
#    Bank of Toyama, Ltd. (The).............................    12,600      419,314
     Chiba Kogyo Bank, Ltd. (The)...........................   416,600    1,648,259
     Chugoku Bank, Ltd. (The)...............................   343,600    3,085,493
#    Chukyo Bank, Ltd. (The)................................    81,500    1,640,659

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
FINANCIALS -- (Continued)
     Daishi Hokuetsu Financial Group, Inc...................   280,800 $10,103,674
     Daito Bank, Ltd. (The).................................    62,800     513,633
     Dream Incubator, Inc...................................    14,100     225,498
     DSB Co., Ltd...........................................    61,300     279,874
     eGuarantee, Inc........................................   205,600   1,919,855
     Ehime Bank, Ltd. (The).................................   229,600   2,366,483
     Eighteenth Bank, Ltd. (The)............................   104,800   2,853,256
#    Entrust, Inc...........................................    48,900     202,688
     FIDEA Holdings Co., Ltd................................ 1,258,300   1,691,026
     Financial Products Group Co., Ltd......................   491,100   4,794,388
#    First Bank of Toyama, Ltd. (The).......................   278,500   1,041,530
#    First Brothers Co., Ltd................................    48,300     553,473
     Fukui Bank, Ltd. (The).................................   163,600   3,095,044
# *  Fukushima Bank, Ltd. (The).............................   190,600   1,017,948
     Fuyo General Lease Co., Ltd............................   135,600   7,532,855
     GCA Corp...............................................    92,700     741,429
#    GMO Financial Holdings, Inc............................   164,600   1,063,728
     Hirose Tusyo, Inc......................................    25,100     488,409
     Hiroshima Bank, Ltd. (The).............................   402,400   2,482,043
     Hokkoku Bank, Ltd. (The)...............................   174,200   6,392,044
     Hokuhoku Financial Group, Inc..........................   837,000  10,369,291
     Hyakugo Bank, Ltd. (The)............................... 1,647,609   6,053,593
     Hyakujushi Bank, Ltd. (The)............................   163,100   4,168,591
     IBJ Leasing Co., Ltd...................................   197,000   4,946,163
     Ichiyoshi Securities Co., Ltd..........................   301,600   2,539,081
     IwaiCosmo Holdings, Inc................................   144,900   1,852,946
#    J Trust Co., Ltd.......................................   491,000   2,504,684
     Jaccs Co., Ltd.........................................   177,800   3,333,378
     Jafco Co., Ltd.........................................   233,300   8,989,108
# *  Japan Asia Investment Co., Ltd.........................   127,300     315,472
     Japan Investment Adviser Co., Ltd......................    90,600   2,834,277
     Japan Securities Finance Co., Ltd......................   793,100   4,441,713
     Jimoto Holdings, Inc................................... 1,008,300   1,318,335
     Juroku Bank, Ltd. (The)................................   237,000   5,351,798
     kabu.com Securities Co., Ltd........................... 1,024,600   3,698,161
*    Kansai Mirai Financial Group, Inc......................   274,453   2,122,921
     Keiyo Bank, Ltd. (The).................................   788,500   5,749,865
     Kita-Nippon Bank, Ltd. (The)...........................    52,906   1,178,624
     Kiyo Bank, Ltd. (The)..................................   446,590   6,618,299
#    Kosei Securities Co., Ltd. (The).......................    35,799     340,372
     Kyokuto Securities Co., Ltd............................   169,600   2,047,423
     Kyushu Financial Group, Inc............................   282,627   1,247,240
     Kyushu Leasing Service Co., Ltd........................    22,000     135,775
# *  M&A Capital Partners Co., Ltd..........................    52,800   2,596,394
#    Marusan Securities Co., Ltd............................   401,800   3,094,090
     Mercuria Investment Co., Ltd...........................    79,600     592,059
     Michinoku Bank, Ltd. (The).............................   331,298   5,247,433
     Mito Securities Co., Ltd...............................   424,800   1,229,124
     Miyazaki Bank, Ltd. (The)..............................   125,900   3,279,904
#    Monex Group, Inc....................................... 1,453,600   5,700,811
#    Money Partners Group Co., Ltd..........................   162,900     523,501
     Musashino Bank, Ltd. (The).............................   202,400   5,462,012
     Nagano Bank, Ltd. (The)................................    55,699     846,239
     Nanto Bank, Ltd. (The).................................   188,800   4,317,543
     NEC Capital Solutions, Ltd.............................    71,300   1,120,415
#    Newton Financial Consulting, Inc.......................     3,300      53,104
     Nishi-Nippon Financial Holdings, Inc...................   711,200   6,758,572

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
FINANCIALS -- (Continued)
     North Pacific Bank, Ltd................................ 2,096,400 $  6,286,505
#    OAK Capital Corp.......................................   387,000      602,567
     Ogaki Kyoritsu Bank, Ltd. (The)........................   290,700    6,451,095
     Oita Bank, Ltd. (The)..................................    88,889    2,939,945
     Okasan Securities Group, Inc........................... 1,139,000    5,453,281
     Ricoh Leasing Co., Ltd.................................   105,200    3,453,378
     San ju San Financial Group, Inc........................   126,510    2,239,294
     San-In Godo Bank, Ltd. (The)........................... 1,000,500    7,591,149
     Sawada Holdings Co., Ltd...............................   150,600    1,350,720
     Senshu Ikeda Holdings, Inc............................. 1,792,900    5,509,635
#    Shiga Bank, Ltd. (The).................................   340,200    7,891,071
     Shikoku Bank, Ltd. (The)...............................   413,000    4,639,243
     Shimane Bank, Ltd. (The)...............................    29,800      308,359
     Shimizu Bank, Ltd. (The)...............................    25,400      429,686
#    Sparx Group Co., Ltd...................................   685,400    1,473,588
#    Strike Co., Ltd........................................    55,700    1,616,224
     Taiko Bank, Ltd. (The).................................    41,100      747,343
     Tochigi Bank, Ltd. (The)...............................   555,800    1,616,652
     Toho Bank, Ltd. (The).................................. 1,315,000    4,667,753
#    Tohoku Bank, Ltd. (The)................................    68,300      767,171
     Tokai Tokyo Financial Holdings, Inc.................... 1,534,800    7,923,106
#    Tokyo Kiraboshi Financial Group, Inc...................   222,638    3,596,601
     Tomato Bank, Ltd.......................................    54,700      664,934
     TOMONY Holdings, Inc...................................   974,950    3,778,686
#    Tottori Bank, Ltd. (The)...............................    67,800      970,565
     Towa Bank, Ltd. (The)..................................   167,100    1,360,765
     Toyo Securities Co., Ltd...............................   357,000      706,661
     Tsukuba Bank, Ltd......................................   284,400      636,933
# *  Uzabase, Inc...........................................    91,000    1,957,051
#    Yamagata Bank, Ltd. (The)..............................   204,300    4,148,806
     Yamanashi Chuo Bank, Ltd. (The)........................   237,100    3,387,759
                                                             --------- ------------
TOTAL FINANCIALS............................................            331,469,964
                                                                       ------------
HEALTHCARE -- (5.1%)
#    Advantage Risk Management Co., Ltd.....................    46,000      413,073
     As One Corp............................................    38,968    2,773,964
     ASKA Pharmaceutical Co., Ltd...........................   184,500    2,426,440
     Biofermin Pharmaceutical Co., Ltd......................    24,800      632,365
     BML, Inc...............................................   183,100    5,045,741
#    Carenet, Inc...........................................    25,600      208,516
     Charm Care Corp. KK....................................    43,200      605,129
     CMIC Holdings Co., Ltd.................................    86,100    1,598,557
     Create Medic Co., Ltd..................................    44,100      430,198
     Daiken Medical Co., Ltd................................   120,900      900,458
     Daito Pharmaceutical Co., Ltd..........................    88,180    2,648,609
     Dvx, Inc...............................................    45,800      540,404
     Eiken Chemical Co., Ltd................................   220,900    4,943,781
#    Elan Corp..............................................    50,900    1,246,571
#    EM Systems Co., Ltd....................................   136,400    1,396,202
     EPS Holdings, Inc......................................   236,700    4,621,910
     FALCO HOLDINGS Co., Ltd................................    58,000      855,232
#    FINDEX, Inc............................................   124,100      709,030
     Fuji Pharma Co., Ltd...................................   117,600    1,850,256
     Fukuda Denshi Co., Ltd.................................    43,800    2,766,114
     Fuso Pharmaceutical Industries, Ltd....................    47,000    1,118,611
     Hogy Medical Co., Ltd..................................   173,000    5,110,437

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
                                                             SHARES    VALUE>>
                                                             ------- ------------
HEALTHCARE -- (Continued)
     I'rom Group Co., Ltd...................................  46,700 $    692,633
#    Iwaki & Co., Ltd....................................... 193,000      927,375
*    Japan Animal Referral Medical Center Co., Ltd..........  15,300      332,882
#    Japan Lifeline Co., Ltd................................ 222,500    3,243,834
     Japan Medical Dynamic Marketing, Inc................... 119,100    1,398,664
     JCR Pharmaceuticals Co., Ltd........................... 115,000    4,875,094
     Jeol, Ltd.............................................. 189,500    3,122,168
     JMS Co., Ltd...........................................  87,157      443,546
     Kanamic Network Co., Ltd...............................  40,600      716,720
     Kawasumi Laboratories, Inc.............................  96,180      576,470
     Kissei Pharmaceutical Co., Ltd......................... 195,100    5,605,970
*    Kubota Pharmaceutical Holdings Co., Ltd................   2,600        6,800
     KYORIN Holdings, Inc................................... 290,800    6,350,925
#    Linical Co., Ltd.......................................  82,100    1,141,470
     Mani, Inc.............................................. 182,700    8,395,754
# *  Medical Data Vision Co., Ltd........................... 176,300    2,775,703
#    Medius Holdings Co., Ltd...............................  73,600      555,354
# *  MedPeer, Inc...........................................  30,700      521,358
     Menicon Co., Ltd....................................... 186,000    4,111,375
     Miraca Holdings, Inc................................... 413,600   10,068,684
     Mizuho Medy Co., Ltd...................................  27,400      607,974
     Mochida Pharmaceutical Co., Ltd........................  99,799    7,890,029
     N Field Co., Ltd.......................................  97,500    1,489,242
     Nagaileben Co., Ltd....................................   7,300      163,524
     Nakanishi, Inc......................................... 283,300    6,628,051
     ND Software Co., Ltd...................................   9,600      107,316
     NichiiGakkan Co., Ltd.................................. 302,500    2,817,605
#    Nichi-iko Pharmaceutical Co., Ltd...................... 331,550    4,516,441
     Nikkiso Co., Ltd....................................... 472,400    5,485,052
     Nippon Chemiphar Co., Ltd..............................  17,100      629,529
     Nipro Corp............................................. 667,500    8,500,090
     Nissui Pharmaceutical Co., Ltd.........................  83,900      928,498
     Paramount Bed Holdings Co., Ltd........................ 140,000    5,890,491
     Rion Co., Ltd..........................................  69,700    1,392,494
     Sawai Pharmaceutical Co., Ltd.......................... 130,000    6,589,964
#    Seed Co., Ltd.......................................... 106,200    1,640,646
     Seikagaku Corp......................................... 145,700    2,159,476
# *  Shin Nippon Biomedical Laboratories, Ltd............... 160,600      713,831
     Ship Healthcare Holdings, Inc.......................... 292,000   10,557,506
     Shofu, Inc.............................................  68,000      778,060
     Software Service, Inc..................................  25,100    1,895,965
     Solasto Corp........................................... 368,200    3,885,660
     St-Care Holding Corp...................................  86,000      457,761
     Techno Medica Co., Ltd.................................  31,200      574,107
#    Toho Holdings Co., Ltd................................. 367,200    9,619,560
     Tokai Corp............................................. 149,300    3,007,305
     Torii Pharmaceutical Co., Ltd.......................... 114,500    2,526,424
     Towa Pharmaceutical Co., Ltd...........................  65,000    4,996,545
     Tsukui Corp............................................ 419,300    3,599,498
     Uchiyama Holdings Co., Ltd.............................  26,400      113,358
     UNIMAT Retirement Community Co., Ltd...................  24,500      388,372
#    Value HR Co., Ltd......................................  22,500      423,903
#    Vital KSK Holdings, Inc................................ 336,200    3,502,545
#    Wakamoto Pharmaceutical Co., Ltd....................... 112,300      266,410
     WIN-Partners Co., Ltd.................................. 124,400    1,253,251
                                                             ------- ------------
TOTAL HEALTHCARE............................................          204,700,860
                                                                     ------------

                                      34

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CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
INDUSTRIALS -- (27.2%)
     A&A Material Corp......................................  26,000 $  241,960
#    Abist Co., Ltd.........................................  22,400    734,915
     ACKG, Ltd..............................................   3,900     70,441
#    Advan Co., Ltd......................................... 183,900  1,855,214
#    Advanex, Inc...........................................  22,099    382,799
     Aeon Delight Co., Ltd.................................. 161,600  5,395,444
#    Aichi Corp............................................. 271,800  1,612,639
     Aida Engineering, Ltd.................................. 378,900  3,117,841
     Airtech Japan, Ltd.....................................  22,000    141,086
     AIT Corp...............................................  72,800    683,528
#    Ajis Co., Ltd..........................................  30,700    971,607
#    Alconix Corp........................................... 167,700  1,915,166
     Alinco, Inc............................................  99,200    897,786
     Alps Logistics Co., Ltd................................ 116,800    891,913
#    Altech Co., Ltd........................................  10,900     26,400
     Altech Corp............................................ 117,900  2,359,385
     Anest Iwata Corp....................................... 238,000  2,268,067
# *  Arrk Corp.............................................. 626,700    555,918
     Asahi Diamond Industrial Co., Ltd...................... 361,100  2,283,776
#    Asahi Kogyosha Co., Ltd................................  30,100    874,745
     Asanuma Corp...........................................  54,800  1,590,531
#    Asukanet Co., Ltd......................................  73,200    829,010
     Asunaro Aoki Construction Co., Ltd..................... 138,400  1,232,029
     Bando Chemical Industries, Ltd......................... 258,600  2,991,343
     BayCurrent Consulting, Inc.............................  98,200  2,008,359
     Bell System24 Holdings, Inc............................ 251,800  3,326,047
     Benefit One, Inc.......................................  50,400  1,299,150
#    Br Holdings Corp....................................... 201,400    765,692
#    Bunka Shutter Co., Ltd................................. 425,100  2,978,669
     Canare Electric Co., Ltd...............................  24,200    432,308
#    Career Co., Ltd........................................  16,400    217,772
     Career Design Center Co., Ltd..........................  38,200    521,418
     Central Glass Co., Ltd................................. 242,800  5,249,309
     Central Security Patrols Co., Ltd......................   4,600    215,981
#    Chilled & Frozen Logistics Holdings Co., Ltd........... 104,200  1,195,628
     Chiyoda Corp........................................... 658,300  3,275,666
     Chiyoda Integre Co., Ltd...............................  85,600  1,718,939
     Chodai Co., Ltd........................................   3,900     29,548
     Chudenko Corp.......................................... 216,800  4,565,265
     Chugai Ro Co., Ltd.....................................  45,100    960,848
     Chuo Warehouse Co., Ltd................................   8,800     84,454
#    CKD Corp............................................... 373,800  4,300,992
     CMC Corp...............................................  14,600    275,748
     Comany, Inc............................................   4,700     57,850
     Cosel Co., Ltd......................................... 174,000  1,790,279
#    Creek & River Co., Ltd.................................  80,900    746,304
     CTI Engineering Co., Ltd...............................  83,400  1,115,833
     CTS Co., Ltd........................................... 195,500  1,052,317
     Dai-Dan Co., Ltd....................................... 112,700  2,650,573
     Daido Kogyo Co., Ltd...................................  45,400    430,065
     Daihatsu Diesel Manufacturing Co., Ltd................. 121,500    719,121
     Daihen Corp............................................ 152,400  3,572,272
     Daiho Corp............................................. 128,600  3,539,934
     Dai-Ichi Cutter Kogyo K.K..............................  28,500    565,474
     Daiichi Jitsugyo Co., Ltd..............................  66,600  2,201,862
     Daiichi Kensetsu Corp..................................  23,300    345,426
#    Daiki Axis Co., Ltd....................................  50,400    583,222

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CONTINUED


                                                              SHARES    VALUE>>
                                                             --------- ----------
INDUSTRIALS -- (Continued)
*    Daikokuya Holdings Co., Ltd............................   138,700 $   60,142
     Daiohs Corp............................................    16,600    193,936
     Daiseki Co., Ltd.......................................   275,863  6,519,812
#    Daiseki Eco. Solution Co., Ltd.........................    46,559    373,172
     Daisue Construction Co., Ltd...........................    59,100    638,400
     Daiwa Industries, Ltd..................................   232,000  2,440,966
     Denyo Co., Ltd.........................................   124,600  1,880,079
#    DMG Mori Co., Ltd......................................   301,000  4,342,878
     DMW Corp...............................................     4,800     93,527
     Duskin Co., Ltd........................................   311,100  7,076,066
     Ebara Jitsugyo Co., Ltd................................    42,700    712,232
     EF-ON, Inc.............................................   110,520  1,060,973
     Eidai Co., Ltd.........................................   152,000    633,135
# *  EnBio Holdings, Inc....................................    20,900    161,762
     Endo Lighting Corp.....................................    17,200    119,108
# *  Enshu, Ltd.............................................    36,099    467,787
#    EPCO Co., Ltd..........................................    29,500    275,537
     ERI Holdings Co., Ltd..................................     1,500     12,851
#    Escrow Agent Japan, Inc................................   182,500    762,372
     F&M Co., Ltd...........................................    40,500    413,112
# *  FDK Corp...............................................    66,298    666,564
#    Freund Corp............................................    86,600    673,443
     Fudo Tetra Corp........................................   125,780  1,913,531
#    Fuji Corp..............................................   451,500  6,292,962
     Fuji Die Co., Ltd......................................    61,100    444,135
     Fuji Furukawa Engineering & Construction Co., Ltd......     1,200     20,989
     Fujikura, Ltd.......................................... 1,801,600  7,771,775
     Fujimak Corp...........................................    12,600    111,034
#    Fujisash Co., Ltd......................................   677,400    570,148
     Fujitec Co., Ltd.......................................   474,000  5,164,322
     Fukuda Corp............................................    77,200  3,177,938
     Fukushima Industries Corp..............................    91,700  4,177,007
     Fukuvi Chemical Industry Co., Ltd......................    10,600     63,657
     Fukuyama Transporting Co., Ltd.........................   110,557  4,284,035
     FULLCAST Holdings Co., Ltd.............................   146,300  2,749,473
     Funai Soken Holdings, Inc..............................   280,270  5,926,313
#    Furukawa Co., Ltd......................................   238,400  2,947,603
     Furusato Industries, Ltd...............................    66,800  1,073,900
     Futaba Corp............................................   246,500  3,853,583
     G Three Holdings Corp..................................    12,600      9,173
     Gakujo Co., Ltd........................................    27,600    363,088
     Gecoss Corp............................................   102,800    980,026
#    Giken, Ltd.............................................   120,600  4,062,986
     Glory, Ltd.............................................   214,655  4,998,536
#    Grace Technology, Inc..................................    54,300  1,320,356
     GS Yuasa Corp..........................................   417,599  8,572,136
     Hamakyorex Co., Ltd....................................   123,100  3,974,764
     Hanwa Co., Ltd.........................................   255,300  8,360,820
     Hashimoto Sogyo Holdings Co., Ltd......................     2,700     31,714
     Hazama Ando Corp....................................... 1,328,800  9,175,851
#    Helios Techno Holdings Co., Ltd........................   132,800    920,352
     Hibiya Engineering, Ltd................................   144,700  2,388,420
     Hirakawa Hewtech Corp..................................    85,600  1,184,372
#    Hirano Tecseed Co., Ltd................................    75,900  1,228,566
#    Hirata Corp............................................    62,400  3,847,545
     Hisaka Works, Ltd......................................   163,300  1,561,668
     Hitachi Zosen Corp..................................... 1,236,079  4,697,608

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CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
INDUSTRIALS -- (Continued)
#    Hito Communications, Inc...............................  53,900 $  953,438
#    Hoden Seimitsu Kako Kenkyusho Co., Ltd.................  35,600    391,931
     Hokuetsu Industries Co., Ltd........................... 161,100  1,562,641
     Hokuriku Electrical Construction Co., Ltd..............  80,100    718,925
#    Hosokawa Micron Corp...................................  51,800  2,511,945
#    Howa Machinery, Ltd....................................  59,000    416,614
#    HyAS&Co, Inc...........................................  30,100     91,829
     Ichikawa Co., Ltd......................................   1,000     13,854
#    Ichiken Co., Ltd.......................................  35,400    690,398
     Ichinen Holdings Co., Ltd.............................. 149,500  1,810,391
#    Idec Corp.............................................. 217,900  3,953,187
     Ihara Science Corp.....................................  49,100    864,766
     Iino Kaiun Kaisha, Ltd................................. 650,500  2,854,658
     Inaba Denki Sangyo Co., Ltd............................ 179,100  7,211,092
     Inaba Seisakusho Co., Ltd..............................  68,100    830,366
     Inabata & Co., Ltd..................................... 310,800  4,152,795
#    Insource Co., Ltd......................................  62,300  1,113,763
     Interworks, Inc........................................   8,400     66,553
     Inui Global Logistics Co., Ltd......................... 147,680  1,310,044
     IR Japan Holdings, Ltd.................................  61,000    732,686
     Iseki & Co., Ltd....................................... 135,200  2,323,425
#    Ishii Iron Works Co., Ltd..............................  11,000    173,396
#    Isolite Insulating Products Co., Ltd...................  70,000    314,808
     Itoki Corp............................................. 252,700  1,312,838
     Iwaki Co., Ltd.........................................  30,400    359,352
     Iwasaki Electric Co., Ltd..............................  35,800    471,398
#    Iwatani Corp........................................... 264,600  9,346,753
     JAC Recruitment Co., Ltd............................... 107,800  1,950,880
     Jalux, Inc.............................................  45,800  1,142,998
#    Jamco Corp.............................................  74,400  2,105,001
#    Japan Asia Group, Ltd.................................. 174,400    612,396
#    Japan Elevator Service Holdings Co., Ltd............... 130,600  1,857,685
     Japan Foundation Engineering Co., Ltd.................. 130,900    418,664
     Japan Pulp & Paper Co., Ltd............................  80,800  2,969,972
     Japan Steel Works, Ltd. (The).......................... 294,300  6,219,246
#    Japan Transcity Corp................................... 268,200  1,050,170
     JK Holdings Co., Ltd................................... 108,540    696,511
# *  JMC Corp...............................................  10,800    332,111
     Juki Corp.............................................. 215,700  2,415,507
     Kamei Corp............................................. 167,800  1,933,468
     Kanaden Corp........................................... 132,400  1,378,641
     Kanagawa Chuo Kotsu Co., Ltd...........................  42,000  1,395,622
#    Kanamoto Co., Ltd...................................... 205,100  6,853,559
     Kandenko Co., Ltd...................................... 652,100  6,642,346
     Kanematsu Corp......................................... 571,525  7,338,339
     Katakura Industries Co., Ltd........................... 174,800  1,886,942
     Kato Works Co., Ltd....................................  62,800  1,801,815
     KAWADA TECHNOLOGIES, Inc...............................  48,400  2,784,915
#    Kawagishi Bridge Works Co., Ltd........................  11,700    351,634
     Kawanishi Warehouse Co., Ltd...........................   1,700     25,116
#    Kawasaki Kinkai Kisen Kaisha, Ltd......................   9,599    279,042
# *  Kawasaki Kisen Kaisha, Ltd............................. 640,100  8,529,652
     Kawata Manufacturing Co., Ltd..........................  26,900    536,798
#    Keihin Co., Ltd........................................  24,900    326,639
     KFC, Ltd...............................................   7,000    129,594
# *  KI Holdings Co., Ltd................................... 109,000    344,819
     Kimura Chemical Plants Co., Ltd........................ 115,200    401,797

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CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
INDUSTRIALS -- (Continued)
     Kimura Unity Co., Ltd..................................  18,500 $  187,983
     King Jim Co., Ltd...................................... 103,900    843,844
# *  Kinki Sharyo Co., Ltd. (The)...........................  26,299    529,199
     Kintetsu World Express, Inc............................ 271,500  4,224,104
     Kitagawa Corp..........................................  57,700  1,354,540
     Kitano Construction Corp...............................  25,672    862,659
     Kito Corp.............................................. 150,500  2,275,524
     Kitz Corp.............................................. 623,900  4,971,384
#    Kobayashi Metals, Ltd..................................   7,900     21,916
*    Kobe Electric Railway Co., Ltd.........................  31,199  1,103,881
#    Kobelco Eco-Solutions Co., Ltd.........................  21,399    345,934
     Koike Sanso Kogyo Co., Ltd.............................  14,500    326,216
#    Kokusai Co., Ltd.......................................  51,600    367,984
     Kokuyo Co., Ltd........................................ 558,125  8,810,923
     KOMAIHALTEC, Inc.......................................  25,700    494,503
     Komatsu Wall Industry Co., Ltd.........................  53,500    983,016
     Komori Corp............................................ 388,800  4,207,536
     Kondotec, Inc.......................................... 132,700  1,203,833
     Konoike Transport Co., Ltd............................. 190,900  2,886,857
     Kosaido Co., Ltd....................................... 212,900    864,935
#    Kozo Keikaku Engineering, Inc..........................  21,600    407,745
     KRS Corp...............................................  45,700  1,028,910
     Kumagai Gumi Co., Ltd.................................. 264,200  6,900,467
#    Kuroda Precision Industries, Ltd.......................  16,300    266,046
     Kyodo Printing Co., Ltd................................  54,000  1,355,831
     Kyokuto Boeki Kaisha, Ltd..............................  46,000    813,045
     Kyokuto Kaihatsu Kogyo Co., Ltd........................ 235,200  3,357,698
     Kyoritsu Printing Co., Ltd............................. 199,200    455,352
#    Like Co., Ltd..........................................  69,000  1,009,450
#    Link And Motivation, Inc............................... 249,100  2,448,513
     Lonseal Corp...........................................  13,900    232,266
     Luckland Co., Ltd......................................  25,600    671,735
     Maeda Corp............................................. 485,400  5,484,855
     Maeda Kosen Co., Ltd................................... 151,400  2,931,419
     Maeda Road Construction Co., Ltd....................... 460,200  8,382,048
#    Maezawa Industries, Inc................................  25,300     90,103
     Maezawa Kasei Industries Co., Ltd......................  95,100    946,328
     Maezawa Kyuso Industries Co., Ltd......................  74,400  1,200,106
     Makino Milling Machine Co., Ltd........................ 159,900  6,085,478
     Marubeni Construction Material Lease Co., Ltd..........   3,900     75,321
     Marufuji Sheet Piling Co., Ltd.........................  11,800    261,153
     Maruka Machinery Co., Ltd..............................  42,900    902,011
#    Marumae Co., Ltd.......................................  47,000    318,585
#    Maruwa Unyu Kikan Co., Ltd.............................  79,900  2,555,623
     Maruyama Manufacturing Co., Inc........................  27,900    404,134
     Maruzen Co., Ltd.......................................  66,600  1,347,386
     Maruzen Showa Unyu Co., Ltd............................  73,800  1,951,622
     Matching Service Japan Co., Ltd........................  58,000    856,340
     Matsuda Sangyo Co., Ltd................................ 102,182  1,268,627
     Matsui Construction Co., Ltd........................... 140,300  1,025,981
     Max Co., Ltd........................................... 206,800  2,784,125
     Meidensha Corp......................................... 271,410  3,845,034
     Meiji Electric Industries Co., Ltd.....................  51,600    944,451
#    Meiji Shipping Co., Ltd................................ 111,000    374,753
     Meisei Industrial Co., Ltd............................. 295,100  2,230,332
     Meitec Corp............................................ 191,500  8,022,437
     Meiwa Corp............................................. 173,800    668,199

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
INDUSTRIALS -- (Continued)
#    Mesco, Inc.............................................    29,800 $   315,166
     METAWATER Co., Ltd.....................................    43,100   1,105,179
#    Mie Kotsu Group Holdings, Inc..........................   370,300   1,719,158
#    Mirait Holdings Corp...................................   438,355   7,078,027
#    Mitani Corp............................................    73,800   3,520,508
     Mitani Sangyo Co., Ltd.................................   126,800     361,693
     Mitsubishi Kakoki Kaisha, Ltd..........................    42,100     625,078
     Mitsubishi Logisnext Co., Ltd..........................   214,200   2,546,832
#    Mitsubishi Logistics Corp..............................   109,700   2,514,923
     Mitsubishi Pencil Co., Ltd.............................   248,800   4,336,694
     Mitsuboshi Belting, Ltd................................   159,500   3,918,385
*    Mitsui E&S Holdings Co., Ltd...........................   563,200   9,457,332
     Mitsui Matsushima Holdings Co., Ltd....................    65,700   1,030,049
*    Mitsui-Soko Holdings Co., Ltd..........................   167,200   2,581,489
#    Mitsumura Printing Co., Ltd............................     9,300     193,334
     Miyaji Engineering Group, Inc..........................    46,517   1,121,265
#    Mori-Gumi Co., Ltd.....................................    69,500     211,405
     Morita Holdings Corp...................................   210,200   4,002,339
#    Musashi Co., Ltd.......................................     5,000     100,966
     NAC Co., Ltd...........................................    84,100     815,269
#    Nachi-Fujikoshi Corp...................................   126,200   5,139,860
#    Nadex Co., Ltd.........................................    40,600     383,067
     Nagase & Co., Ltd......................................   493,700   7,754,582
     Naigai Trans Line, Ltd.................................    42,000     602,926
     Nakabayashi Co., Ltd...................................   105,900     591,192
     Nakakita Seisakusho Co., Ltd...........................     3,700     100,897
     Nakamoto Packs Co., Ltd................................    37,100     605,835
# *  Nakamura Choukou Co., Ltd..............................    31,000     378,361
     Nakanishi Manufacturing Co., Ltd.......................     5,700      60,849
     Nakano Corp............................................   108,100     621,721
#    Namura Shipbuilding Co., Ltd...........................   384,428   1,708,376
     Narasaki Sangyo Co., Ltd...............................    25,400     434,383
     Nexyz Group Corp.......................................    53,500     922,673
     Nichias Corp...........................................   440,500   9,598,574
     Nichiban Co., Ltd......................................    78,100   1,517,196
     Nichiden Corp..........................................    97,400   1,579,823
     Nichiha Corp...........................................   196,280   4,334,668
     Nichireki Co., Ltd.....................................   184,800   1,692,798
#    Nihon Dengi Co., Ltd...................................    30,200     795,376
     Nihon Flush Co., Ltd...................................    69,500   1,331,759
     Nikkato Corp...........................................    57,200     580,894
     Nikko Co., Ltd.........................................    36,700     804,889
     Nikkon Holdings Co., Ltd...............................   436,100  10,538,138
     Nippi, Inc.............................................    11,900     322,821
     Nippo Corp.............................................   114,600   1,878,891
     Nippon Air Conditioning Services Co., Ltd..............   202,100   1,383,780
#    Nippon Aqua Co., Ltd...................................   108,500     347,201
#    Nippon Carbon Co., Ltd.................................    75,000   4,241,216
     Nippon Concept Corp....................................    38,900     390,470
     Nippon Densetsu Kogyo Co., Ltd.........................   251,400   5,083,362
     Nippon Dry-Chemical Co., Ltd...........................     1,800      20,626
#    Nippon Filcon Co., Ltd.................................    20,500     105,357
     Nippon Hume Corp.......................................   159,300   1,279,456
     Nippon Kanzai Co., Ltd.................................    82,100   1,498,563
     Nippon Koei Co., Ltd...................................    87,900   1,978,603
     Nippon Parking Development Co., Ltd.................... 1,538,900   2,157,255
     Nippon Rietec Co., Ltd.................................     9,300     120,886

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
INDUSTRIALS -- (Continued)
     Nippon Road Co., Ltd. (The)............................    49,300 $ 2,724,912
#    Nippon Seisen Co., Ltd.................................    23,500     723,249
# *  Nippon Sharyo, Ltd.....................................    51,499   1,354,168
#    Nippon Sheet Glass Co., Ltd............................   676,600   5,724,274
     Nippon Steel & Sumikin Bussan Corp.....................   108,460   4,724,209
     Nippon Thompson Co., Ltd...............................   462,800   2,676,323
#    Nippon Tungsten Co., Ltd...............................     6,699     143,223
     Nishimatsu Construction Co., Ltd.......................   392,400   9,147,000
#    Nishi-Nippon Railroad Co., Ltd.........................   407,700  10,087,015
     Nishio Rent All Co., Ltd...............................   127,400   4,105,049
#    Nissei ASB Machine Co., Ltd............................    60,500   2,027,384
     Nissei Corp............................................    38,900     418,789
     Nissei Plastic Industrial Co., Ltd.....................   175,800   1,635,206
     Nisshinbo Holdings, Inc................................ 1,109,780  12,217,161
     Nissin Corp............................................   108,200   2,079,470
#    Nissin Electric Co., Ltd...............................   404,400   3,303,829
     Nitta Corp.............................................   147,100   5,338,913
     Nitto Boseki Co., Ltd..................................   203,100   4,012,928
     Nitto Kogyo Corp.......................................   190,100   3,310,836
     Nitto Kohki Co., Ltd...................................    78,000   1,624,713
     Nitto Seiko Co., Ltd...................................   223,700   1,235,932
#    Nittoc Construction Co., Ltd...........................   192,700   1,258,900
     Nittoku Engineering Co., Ltd...........................   109,000   2,889,906
     NJS Co., Ltd...........................................    42,800     666,155
#    nms Holdings Co........................................    72,900     338,859
     Noda Corp..............................................   145,800   1,337,293
     Nomura Co., Ltd........................................   292,100   6,633,846
     Noritake Co., Ltd......................................    75,800   3,784,600
     Noritz Corp............................................   209,100   3,036,308
     NS Tool Co., Ltd.......................................    59,500   1,402,392
     NS United Kaiun Kaisha, Ltd............................    66,600   1,624,303
#    NTN Corp...............................................   683,400   2,499,630
     Obara Group, Inc.......................................    86,000   3,381,186
     Ochi Holdings Co., Ltd.................................     6,300      69,725
#    Odawara Engineering Co., Ltd...........................     6,500     125,387
     Odelic Co., Ltd........................................    26,800     987,798
#    Ohba Co., Ltd..........................................    88,400     536,211
     Ohmoto Gumi Co., Ltd...................................     4,100     176,534
     Oiles Corp.............................................   168,070   3,086,174
     Okabe Co., Ltd.........................................   284,800   2,531,875
     Okada Aiyon Corp.......................................    43,200     620,999
#    Okamoto Machine Tool Works, Ltd........................    26,799     738,142
     Okamura Corp...........................................   485,000   6,611,113
#    OKK Corp...............................................    28,700     268,837
     OKUMA Corp.............................................   178,900   8,932,577
     Okumura Corp...........................................   223,280   7,046,765
#    Onoken Co., Ltd........................................   127,300   1,856,904
     Organo Corp............................................    53,300   1,481,029
     Origin Electric Co., Ltd...............................    25,800     368,569
     OSG Corp...............................................   421,100   8,689,012
     OSJB Holdings Corp.....................................   997,200   2,519,047
#    Outsourcing, Inc.......................................   429,100   5,438,715
     Oyo Corp...............................................   171,900   1,961,356
#    Paraca, Inc............................................    37,000     674,402
     Parker Corp............................................    34,000     172,263
# *  Pasco Corp.............................................    27,400     283,455
     Pasona Group, Inc......................................   131,800   1,603,477

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
INDUSTRIALS -- (Continued)
#    Pegasus Sewing Machine Manufacturing Co., Ltd..........   149,200 $ 1,048,421
     Penta-Ocean Construction Co., Ltd...................... 2,073,400  12,404,450
# *  Phil Co., Inc..........................................    22,100     785,399
     Pilot Corp.............................................    51,000   2,817,147
     Prestige International, Inc............................   361,500   4,115,489
     Pronexus, Inc..........................................   125,000   1,214,796
#    PS Mitsubishi Construction Co., Ltd....................   230,100   1,279,275
     Punch Industry Co., Ltd................................   126,700     722,828
     Quick Co., Ltd.........................................    76,900   1,238,571
     Raito Kogyo Co., Ltd...................................   353,200   4,770,896
     Rasa Corp..............................................    61,500     509,834
# *  Refinverse, Inc........................................    15,900     172,673
     Relia, Inc.............................................   207,800   2,294,888
     Rheon Automatic Machinery Co., Ltd.....................   145,400   2,485,852
#    Rix Corp...............................................    17,100     239,197
# *  Rozetta Corp...........................................    38,800     652,407
     Ryobi, Ltd.............................................   183,640   5,330,392
#    S LINE Co., Ltd........................................    23,800     253,829
     Sakai Heavy Industries, Ltd............................    24,500     723,607
     Sakai Moving Service Co., Ltd..........................    79,400   4,097,016
# *  Sanix, Inc.............................................   222,500     474,287
     Sanki Engineering Co., Ltd.............................   339,100   3,323,366
#    Sanko Gosei, Ltd.......................................   139,300     485,597
#    Sanko Metal Industrial Co., Ltd........................    16,700     449,308
     Sankyo Tateyama, Inc...................................   210,500   2,368,501
#    Sanoyas Holdings Corp..................................   159,500     317,980
#    Sansei Technologies, Inc...............................    77,700   1,069,135
#    Sansha Electric Manufacturing Co., Ltd.................    73,000     710,200
     Sanyo Denki Co., Ltd...................................    16,500     674,784
     Sanyo Engineering & Construction, Inc..................    78,500     441,151
     Sanyo Industries, Ltd..................................     9,900     179,596
     Sanyo Trading Co., Ltd.................................    81,700   1,281,647
#    Sata Construction Co., Ltd.............................    91,299     332,364
     Sato Holdings Corp.....................................   196,300   5,800,806
     Sato Shoji Corp........................................    90,200     865,610
     Sawafuji Electric Co., Ltd.............................     1,900      34,300
     SBS Holdings, Inc......................................   147,000   1,860,668
#    Secom Joshinetsu Co., Ltd..............................    32,000     959,752
     Seibu Electric & Machinery Co., Ltd....................     5,000      51,520
#    Seika Corp.............................................    67,000   1,057,821
*    Seikitokyu Kogyo Co., Ltd..............................   205,730   1,173,697
     Sekisui Jushi Corp.....................................   204,200   3,705,720
     Senko Group Holdings Co., Ltd..........................   799,900   6,216,564
#    Senshu Electric Co., Ltd...............................    58,600   1,353,570
     Shibusawa Warehouse Co., Ltd. (The)....................    63,100     891,034
     Shibuya Corp...........................................   110,500   3,713,448
     Shima Seiki Manufacturing, Ltd.........................    45,300   1,221,472
     Shin Nippon Air Technologies Co., Ltd..................   100,280   1,583,912
#    Shin-Keisei Electric Railway Co., Ltd..................    41,099     779,131
     Shinmaywa Industries, Ltd..............................   638,600   7,862,025
     Shinnihon Corp.........................................   197,100   1,867,413
     Shinsho Corp...........................................    37,300     917,665
     Shinwa Co., Ltd........................................    66,100   1,300,519
*    Shoko Co., Ltd.........................................    44,400     319,892
#    Showa Aircraft Industry Co., Ltd.......................    48,937     570,881
#    SIGMAXYZ, Inc..........................................   123,800   1,147,292
#    Sinfonia Technology Co., Ltd...........................   167,200   2,186,541

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CONTINUED


                                                             SHARES    VALUE>>
                                                            --------- ----------
INDUSTRIALS -- (Continued)
    Sinko Industries, Ltd..................................   142,200 $2,032,774
    Sintokogio, Ltd........................................   322,200  2,775,876
    SMS Co., Ltd...........................................   490,700  8,230,204
    Soda Nikka Co., Ltd....................................   126,500    723,504
#   Sodick Co., Ltd........................................   322,900  2,432,450
#   Space Co., Ltd.........................................   100,062  1,112,783
#   S-Pool, Inc............................................    73,100    981,189
    Srg Takamiya Co., Ltd..................................   135,200    790,005
#   Star Micronics Co., Ltd................................   261,900  3,720,414
#   Subaru Enterprise Co., Ltd.............................     8,500    398,641
    Sugimoto & Co., Ltd....................................    70,500  1,219,624
#   Sumiseki Holdings, Inc.................................   427,300    462,779
    Sumitomo Densetsu Co., Ltd.............................   129,500  2,050,030
    Sumitomo Mitsui Construction Co., Ltd.................. 1,242,640  7,795,564
    Sumitomo Precision Products Co., Ltd...................    20,684    671,321
    Sumitomo Warehouse Co., Ltd. (The).....................   431,700  5,061,330
    Suzumo Machinery Co., Ltd..............................     2,200     28,937
    SWCC Showa Holdings Co., Ltd...........................    98,700    614,032
#   Tacmina Corp...........................................    14,200    200,587
    Tadano, Ltd............................................   519,800  5,568,406
    Taihei Dengyo Kaisha, Ltd..............................   119,600  2,818,081
    Taiheiyo Kouhatsu, Inc.................................    44,200    355,415
    Taikisha, Ltd..........................................   170,500  4,811,274
    Taisei Oncho Co., Ltd..................................    13,300    243,311
    Takadakiko Co., Ltd....................................     7,500    182,760
    Takagi Seiko Corp......................................     5,200     64,865
    Takamatsu Construction Group Co., Ltd..................   102,300  2,615,663
    Takamatsu Machinery Co., Ltd...........................    41,800    370,390
    Takano Co., Ltd........................................    58,700    455,421
    Takaoka Toko Co., Ltd..................................    53,420    766,998
#   Takara Printing Co., Ltd...............................    28,155    443,507
    Takara Standard Co., Ltd...............................   259,900  4,013,014
    Takasago Thermal Engineering Co., Ltd..................   341,800  5,840,548
#   Takashima & Co., Ltd...................................    26,600    459,325
    Takeei Corp............................................   162,900  1,034,971
    Takeuchi Manufacturing Co., Ltd........................   258,000  5,335,988
    Takigami Steel Construction Co., Ltd. (The)............     5,300    230,026
    Takisawa Machine Tool Co., Ltd.........................    45,100    626,614
    Takuma Co., Ltd........................................   507,200  6,464,962
#   TANABE ENGINEERING Corp................................    41,000    293,801
    Tanseisha Co., Ltd.....................................   275,949  2,809,481
    Tatsuta Electric Wire and Cable Co., Ltd...............   313,500  1,385,838
    TECHNO ASSOCIE Co., Ltd................................    56,800    584,354
    Techno Ryowa, Ltd......................................    71,390    543,848
#   Techno Smart Corp......................................    60,000    415,011
    TechnoPro Holdings, Inc................................   107,700  5,610,824
    Teikoku Electric Manufacturing Co., Ltd................   134,300  1,928,725
    Teikoku Sen-I Co., Ltd.................................   141,000  3,095,930
    Tekken Corp............................................    99,400  2,481,750
#   Tenox Corp.............................................    22,500    183,337
    Teraoka Seisakusho Co., Ltd............................    78,800    386,483
    Terasaki Electric Co., Ltd.............................    24,400    235,398
    Toa Corp. (6894508)....................................   112,500  1,883,440
    TOA ROAD Corp..........................................    26,600    850,050
#   Toba, Inc..............................................     9,500    242,482
    Tobishima Corp.........................................   148,170  2,258,931
    Tocalo Co., Ltd........................................   454,400  3,954,262

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CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
INDUSTRIALS -- (Continued)
     Toenec Corp............................................  56,400 $1,629,328
#    Togami Electric Manufacturing Co., Ltd.................  17,800    227,894
     TOKAI Holdings Corp.................................... 680,500  5,685,785
     Tokai Lease Co., Ltd...................................  19,300    339,425
     Tokyo Energy & Systems, Inc............................ 185,400  1,610,431
#    Tokyo Keiki, Inc.......................................  62,222    581,416
     Tokyo Sangyo Co., Ltd.................................. 142,300    782,675
     Tokyu Construction Co., Ltd............................ 604,400  5,467,231
     Toli Corp.............................................. 279,900    731,322
     Tomoe Corp............................................. 133,000    517,853
#    Tomoe Engineering Co., Ltd.............................  56,800  1,100,600
     Tonami Holdings Co., Ltd...............................  40,900  2,269,824
     Toppan Forms Co., Ltd.................................. 344,500  3,131,619
#    Torishima Pump Manufacturing Co., Ltd.................. 140,100  1,153,141
     Toshiba Machine Co., Ltd............................... 157,200  2,976,956
     Toshiba Plant Systems & Services Corp.................. 272,950  5,579,210
#    Tosho Printing Co., Ltd................................ 161,299  1,298,091
     Totech Corp............................................  57,000  1,587,044
     Totetsu Kogyo Co., Ltd................................. 175,500  4,331,582
     Totoku Electric Co., Ltd...............................  20,900    365,681
     Toyo Construction Co., Ltd............................. 589,600  2,414,488
#    Toyo Denki Seizo K.K...................................  39,850    565,506
# *  Toyo Engineering Corp.................................. 228,778  1,844,029
     Toyo Logistics Co., Ltd................................  80,800    222,827
     Toyo Machinery & Metal Co., Ltd........................ 120,500    660,404
     Toyo Tanso Co., Ltd....................................  77,200  2,011,419
#    Toyo Wharf & Warehouse Co., Ltd........................  41,300    570,452
     Trancom Co., Ltd.......................................  54,400  3,114,842
#    Trinity Industrial Corp................................  36,000    193,837
#    Trusco Nakayama Corp................................... 335,300  8,460,218
     Trust Tech, Inc........................................  71,500  2,176,793
     Tsubaki Nakashima Co., Ltd............................. 320,800  5,899,776
     Tsubakimoto Chain Co................................... 186,740  7,170,141
     Tsubakimoto Kogyo Co., Ltd.............................  29,400    827,395
# *  Tsudakoma Corp.........................................  31,998    586,993
     Tsugami Corp........................................... 375,000  3,361,438
     Tsukishima Kikai Co., Ltd.............................. 202,200  2,387,115
     Tsurumi Manufacturing Co., Ltd......................... 133,000  2,372,941
     Uchida Yoko Co., Ltd...................................  59,400  1,447,860
     Ueki Corp..............................................  34,800    752,077
     Union Tool Co..........................................  58,000  1,997,795
     Ushio, Inc............................................. 787,200  9,497,959
# *  UT Group Co., Ltd...................................... 181,600  5,477,499
     Utoc Corp.............................................. 102,200    493,036
     Wakachiku Construction Co., Ltd........................ 105,200  1,384,737
     Wakita & Co., Ltd...................................... 285,900  3,081,296
     WDB Holdings Co., Ltd..................................  63,800  1,780,928
     Weathernews, Inc.......................................  42,800  1,260,624
#    Will Group, Inc........................................ 107,900    922,954
     World Holdings Co., Ltd................................  54,900  1,327,876
     Yahagi Construction Co., Ltd........................... 200,200  1,438,481
     YAMABIKO Corp.......................................... 250,928  2,696,150
#    YAMADA Consulting Group Co., Ltd.......................  77,100  1,785,828
#    Yamashina Corp......................................... 208,800    152,530
     Yamato Corp............................................ 117,000    676,811
#    Yamaura Corp...........................................  55,000    421,538
     Yamazen Corp........................................... 431,200  4,719,450

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CONTINUED


                                                              SHARES      VALUE>>
                                                             --------- --------------
INDUSTRIALS -- (Continued)
     Yasuda Logistics Corp..................................   122,200 $      940,009
     Yokogawa Bridge Holdings Corp..........................   221,100      3,586,857
#    Yondenko Corp..........................................    28,060        638,491
     Yuasa Trading Co., Ltd.................................   117,500      3,854,532
     Yuken Kogyo Co., Ltd...................................    24,000        449,023
#    Yumeshin Holdings Co., Ltd.............................   316,400      2,704,404
     Yurtec Corp............................................   274,700      2,069,620
     Zaoh Co., Ltd..........................................    21,500        271,749
#    Zenitaka Corp. (The)...................................    19,300        952,304
     Zuiko Corp.............................................    29,000        777,311
                                                             --------- --------------
TOTAL INDUSTRIALS...........................................            1,094,861,970
                                                                       --------------
INFORMATION TECHNOLOGY -- (12.4%)
#    A&D Co., Ltd...........................................   128,700        934,374
# *  Access Co., Ltd........................................   224,000      1,977,191
     Ad-sol Nissin Corp.....................................    47,900        908,927
#    Adtec Plasma Technology Co., Ltd.......................    42,400        435,411
     AGS Corp...............................................    11,600         77,712
     Ai Holdings Corp.......................................   277,300      5,289,568
     Aichi Tokei Denki Co., Ltd.............................    19,900        729,779
     Aiphone Co., Ltd.......................................    74,900        974,282
# *  Allied Telesis Holdings KK.............................   486,100        466,638
     Alpha Systems, Inc.....................................    57,660      1,372,917
     Amano Corp.............................................   438,200      9,317,651
     AOI Electronic Co., Ltd................................    31,400      1,018,657
# *  Apic Yamada Corp.......................................    71,800        147,862
     Argo Graphics, Inc.....................................    62,500      2,368,058
     Arisawa Manufacturing Co., Ltd.........................   200,900      1,595,212
#    ArtSpark Holdings, Inc.................................    53,700        530,541
     Asahi Intelligence Service Co., Ltd....................     1,300         13,057
#    Aval Data Corp.........................................    30,700        535,992
     Avant Corp.............................................    50,800        694,235
#    Axell Corp.............................................    44,900        241,002
     Azia Co., Ltd..........................................    14,300        167,921
#    Billing System Corp....................................    15,900      1,016,350
# *  BrainPad, Inc..........................................    34,400      1,575,065
#    Broadleaf Co., Ltd.....................................   671,900      3,880,186
     Business Brain Showa-Ota, Inc..........................     8,100        160,076
     CAC Holdings Corp......................................    97,600        869,639
     Canon Electronics, Inc.................................   144,300      2,637,101
#    Capital Asset Planning, Inc............................    10,600        326,341
     CDS Co., Ltd...........................................    13,200        143,937
# *  Change, Inc............................................    10,100        424,557
     Chino Corp.............................................    47,400        539,662
     Citizen Watch Co., Ltd................................. 1,367,100      7,868,973
     CMK Corp...............................................   373,100      2,391,473
     Computer Engineering & Consulting, Ltd.................   176,000      3,786,819
     Computer Institute of Japan, Ltd.......................   111,900        745,570
     Comture Corp...........................................    77,600      2,364,084
     CONEXIO Corp...........................................   116,700      1,683,810
#    Core Corp..............................................    47,700        571,587
#    Cresco, Ltd............................................    44,500      1,256,776
     Cube System, Inc.......................................    55,200        421,208
#    Cyber Com Co., Ltd.....................................     6,800        104,511
     Cybernet Systems Co., Ltd..............................    31,000        176,504
     Cybozu, Inc............................................   173,700      1,105,709

                                      44

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CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
     Dai-ichi Seiko Co., Ltd................................  67,700 $   854,821
#    Daiko Denshi Tsushin, Ltd..............................  40,000     254,669
     Daishinku Corp.........................................  66,899     660,529
     Daitron Co., Ltd.......................................  66,000   1,131,922
     Daiwabo Holdings Co., Ltd.............................. 125,500   7,404,339
     Denki Kogyo Co., Ltd...................................  74,900   1,914,940
     Densan System Co., Ltd.................................  44,300     859,140
#    Dexerials Corp......................................... 439,200   3,770,186
#    Digital Arts, Inc......................................  86,200   3,942,396
#    Digital Hearts Holdings Co., Ltd....................... 116,200   1,442,432
#    Digital Information Technologies Corp..................  66,600     865,904
#    Double Standard, Inc...................................  16,300     721,168
     DTS Corp............................................... 153,000   5,315,664
# *  E-Guardian, Inc........................................  70,400   1,491,995
     Eizo Corp.............................................. 120,800   4,916,750
     Elecom Co., Ltd........................................ 125,600   2,973,709
     Elematec Corp..........................................  60,971   1,298,821
#    Enomoto Co., Ltd.......................................  30,200     249,056
     Enplas Corp............................................  62,800   1,706,003
     ESPEC Corp............................................. 143,600   2,554,098
#    Excel Co., Ltd.........................................  50,400     859,221
#    Fenwal Controls of Japan, Ltd..........................  20,600     289,291
     Ferrotec Holdings Corp................................. 251,000   2,278,078
# *  FFRI, Inc..............................................  31,200     974,201
#    Fixstars Corp.......................................... 151,000   1,638,036
     Forval Corp............................................  52,300     480,178
# *  Fronteo, Inc........................................... 131,000     969,181
#    FTGroup Co., Ltd.......................................  74,000     936,418
     Fuji Soft, Inc......................................... 168,800   7,733,969
     Fujitsu Frontech, Ltd..................................  87,000     969,742
     Fukui Computer Holdings, Inc...........................  56,000     891,100
     Furuno Electric Co., Ltd............................... 184,300   2,185,512
     Furuya Metal Co., Ltd..................................   6,700     405,475
     Future Corp............................................ 169,200   2,302,865
#    Future Innovation Group, Inc...........................  17,400      66,824
#    Geomatec Co., Ltd......................................  29,900     221,169
     GL Sciences, Inc.......................................  42,900     582,645
     GMO Cloud K.K..........................................  26,700     725,058
*    Gunosy, Inc............................................ 106,500   2,808,200
     Hagiwara Electric Holdings Co., Ltd....................  51,100   1,345,564
     Hakuto Co., Ltd........................................  98,100   1,111,372
#    Hibino Corp............................................  27,500     342,554
     Hioki EE Corp..........................................  68,400   2,419,981
     Hochiki Corp........................................... 129,700   1,589,397
#    Hokuriku Electric Industry Co., Ltd....................  48,200     490,476
#    Honda Tsushin Kogyo Co., Ltd........................... 128,900     674,290
     Hosiden Corp........................................... 405,700   3,729,769
*    Hotto Link, Inc........................................  52,400     302,412
     Ibiden Co., Ltd........................................ 810,078  10,002,971
     Icom, Inc..............................................  77,500   1,652,770
#    Ikegami Tsushinki Co., Ltd.............................  44,299     477,650
     Ines Corp.............................................. 170,000   1,983,961
     I-Net Corp.............................................  77,390   1,117,748
     Infocom Corp...........................................  87,300   3,270,133
#    Infomart Corp.......................................... 683,400   7,092,672
     Information Development Co., Ltd.......................  52,100     724,948
     Information Services International-Dentsu, Ltd.........  85,900   2,954,639

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
     Innotech Corp..........................................   118,400 $ 1,325,958
#    Intelligent Wave, Inc..................................    74,800     680,940
#    Inter Action Corp......................................    71,700   1,325,015
     I-O Data Device, Inc...................................    54,300     641,984
*    iRidge.................................................     2,300      22,492
#    Iriso Electronics Co., Ltd.............................   138,800   5,862,062
     ISB Corp...............................................    27,900     587,978
#    Ishii Hyoki Co., Ltd...................................    31,000     233,822
# *  ITbook Holdings Co., Ltd...............................   106,400     486,572
     Itfor, Inc.............................................    34,400     257,070
     ITmedia, Inc...........................................    20,400     105,172
     Iwatsu Electric Co., Ltd...............................    66,600     466,031
     Japan Aviation Electronics Industry, Ltd...............   344,000   4,555,231
#    Japan Cash Machine Co., Ltd............................   145,500   1,433,075
# *  Japan Display, Inc..................................... 3,630,000   3,508,616
#    Japan Electronic Materials Corp........................    51,800     348,558
     Japan Material Co., Ltd................................   435,100   5,111,461
     Jastec Co., Ltd........................................    86,100     848,285
     JBCC Holdings, Inc.....................................   116,400   1,526,179
# *  JIG-SAW, Inc...........................................    32,400     803,701
     Justsystems Corp.......................................   241,700   4,957,361
     Kaga Electronics Co., Ltd..............................   128,300   2,873,375
     Kanematsu Electronics, Ltd.............................    85,500   2,627,142
     KEL Corp...............................................    27,900     239,967
     Koa Corp...............................................   111,500   1,543,024
#    Kyoden Co., Ltd........................................   150,600     739,022
     Kyosan Electric Manufacturing Co., Ltd.................   311,700   1,453,658
     Kyowa Electronic Instruments Co., Ltd..................   156,600     561,792
     LAC Co., Ltd...........................................   116,300   1,824,332
     Lasertec Corp..........................................   283,800   8,170,818
     Macnica Fuji Electronics Holdings, Inc.................   356,350   5,151,675
#    Mamezou Holdings Co., Ltd..............................   120,600     977,699
     Marubun Corp...........................................   112,200     772,191
#    Maruwa Co., Ltd........................................    65,100   3,679,121
     Maxell Holdings, Ltd...................................   364,400   4,643,430
     MCJ Co., Ltd...........................................   493,700   3,930,898
#    Megachips Corp.........................................   135,600   2,603,151
     Meiko Electronics Co., Ltd.............................   165,600   4,141,244
#    Micronics Japan Co., Ltd...............................   218,200   1,395,002
#    Mimaki Engineering Co., Ltd............................   129,400   1,328,884
     Mimasu Semiconductor Industry Co., Ltd.................   129,981   1,706,206
#    Miraial Co., Ltd.......................................    48,000     436,689
     Miroku Jyoho Service Co., Ltd..........................   132,100   2,490,678
     Mitachi Co., Ltd.......................................    17,900     125,885
     Mitsubishi Research Institute, Inc.....................    52,500   1,639,007
#    Mitsui High-Tec, Inc...................................   187,800   2,017,527
#    m-up, Inc..............................................    48,100     977,056
#    Mutoh Holdings Co., Ltd................................    14,600     293,928
     Nagano Keiki Co., Ltd..................................    94,900     789,369
#    Naigai Tec Corp........................................    13,100     188,882
     Nakayo, Inc............................................    78,000   1,069,897
     NEC Networks & System Integration Corp.................   169,200   3,687,889
     NEOJAPAN, Inc..........................................     6,300      48,845
     NET One Systems Co., Ltd...............................   545,000  11,410,271
     NF Corp................................................    18,400     348,526
     Nichicon Corp..........................................   354,000   2,945,032
# *  Nihon Dempa Kogyo Co., Ltd.............................     3,900      17,018

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CONTINUED


                                                             SHARES   VALUE>>
                                                             ------- ----------
INFORMATION TECHNOLOGY -- (Continued)
     Nihon Denkei Co., Ltd..................................  30,100 $  438,733
     Nippon Ceramic Co., Ltd................................  62,200  1,524,761
     Nippon Chemi-Con Corp..................................  83,600  1,893,006
#    Nippon Computer Dynamics Co., Ltd......................  43,600    421,669
#    Nippon Information Development Co., Ltd................   4,200    145,092
#    Nippon Kodoshi Corp....................................  58,100  1,313,285
     Nippon Signal Co., Ltd................................. 366,700  3,357,554
     Nippon Systemware Co., Ltd.............................  55,400  1,149,439
#    Nissha Co., Ltd........................................ 269,500  4,385,780
     Nohmi Bosai, Ltd....................................... 159,500  3,357,989
     Noritsu Koki Co., Ltd.................................. 141,300  3,175,278
     NSD Co., Ltd........................................... 266,280  5,637,632
     NuFlare Technology, Inc................................  33,600  1,688,402
*    Ohizumi Mfg. Co., Ltd..................................  27,100    189,713
#    Okaya Electric Industries Co., Ltd.....................  81,500    341,321
     Oki Electric Industry Co., Ltd......................... 627,500  8,588,853
     ONO Sokki Co., Ltd.....................................  37,400    247,542
#    Optex Group Co., Ltd................................... 243,520  4,437,050
     Oro Co., Ltd...........................................  19,500    890,994
     Osaki Electric Co., Ltd................................ 315,600  2,017,089
#    Oval Corp..............................................  35,600     85,839
#    Paltek Corp............................................  38,500    219,328
     PCI Holdings Inc/JP....................................   3,600     90,400
     Poletowin Pitcrew Holdings, Inc........................ 108,300  2,424,190
     Pro-Ship, Inc..........................................  18,600    412,282
#    Rakus Co., Ltd......................................... 119,600  2,195,276
#    RECOMM Co., Ltd........................................ 493,100    954,359
#    Remixpoint, Inc........................................ 207,500  1,391,553
#    Renesas Easton Co., Ltd................................ 105,100    448,831
     Riken Keiki Co., Ltd................................... 114,300  2,255,995
     Riso Kagaku Corp....................................... 134,300  2,832,516
     Roland DG Corp.........................................  94,200  2,006,061
#    Rorze Corp.............................................  81,000  1,387,586
     RS Technologies Co., Ltd...............................  40,300  1,633,758
     Ryoden Corp............................................ 108,900  1,513,426
     Ryosan Co., Ltd........................................ 188,800  5,432,278
     Ryoyo Electro Corp..................................... 152,300  2,184,050
#    Saison Information Systems Co., Ltd....................  23,800    270,890
#    Sakura Internet, Inc................................... 164,100    799,403
     Samco, Inc.............................................  14,700    156,471
     Sanken Electric Co., Ltd............................... 176,200  3,887,155
     Sanshin Electronics Co., Ltd........................... 151,900  2,554,574
#    Satori Electric Co., Ltd...............................  90,680    822,956
     Saxa Holdings, Inc.....................................  32,600    588,650
#    Scala, Inc............................................. 118,200  1,007,370
     Seikoh Giken Co., Ltd..................................  14,700    233,141
     SEMITEC Corp...........................................   5,500    285,493
#    Shibaura Electronics Co., Ltd..........................  56,400  2,438,999
     Shibaura Mechatronics Corp.............................  24,900    757,901
# *  SHIFT, Inc.............................................  53,100  1,752,877
     Shindengen Electric Manufacturing Co., Ltd.............  52,800  2,296,339
# *  Shinkawa, Ltd.......................................... 128,500    578,844
     Shinko Electric Industries Co., Ltd.................... 510,400  3,553,497
     Shinko Shoji Co., Ltd.................................. 139,300  1,939,286
#    Shirai Electronics Industrial Co., Ltd.................  61,600    213,094
#    Shizuki Electric Co., Inc.............................. 129,200    803,503
#    Showa Shinku Co., Ltd..................................  27,800    333,947

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CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- -----------
INFORMATION TECHNOLOGY -- (Continued)
#    Showcase TV, Inc.......................................  25,700 $   245,524
     Sigma Koki Co., Ltd....................................  33,500     524,860
#    Siix Corp.............................................. 227,200   3,084,742
#    SK-Electronics Co., Ltd................................  60,100     986,561
     SMK Corp...............................................  35,199     723,258
#    Softbank Technology Corp...............................  72,400   1,365,164
#    Softbrain Co., Ltd..................................... 125,200     597,484
     Softcreate Holdings Corp...............................  57,100     811,509
#    Soliton Systems K.K....................................  71,300     627,623
     Solxyz Co., Ltd........................................   5,900      44,095
*    So-net Media Networks Corp.............................  14,900     246,078
#    Soshin Electric Co., Ltd...............................  58,400     220,773
#    Sourcenext Corp........................................ 260,300   3,210,775
     SRA Holdings...........................................  73,400   2,066,123
#    Sumida Corp............................................ 195,949   2,430,199
     Sun Corp............................................... 117,400     564,012
     Sun-Wa Technos Corp....................................  75,000     852,925
     Suzuden Corp...........................................  32,300     380,062
#    Suzuki Co., Ltd........................................  75,000     505,107
#    System Information Co., Ltd............................  45,300     616,230
     System Research Co., Ltd...............................  12,600     421,822
#    Systemsoft Corp........................................ 278,600     234,689
     Systena Corp........................................... 509,100   6,126,207
     Tachibana Eletech Co., Ltd............................. 124,960   1,897,003
#    Takachiho Koheki Co., Ltd..............................  37,400     347,168
     TAKEBISHI Corp.........................................  53,100     737,805
     Tamura Corp............................................ 580,200   2,966,300
#    Tazmo Co., Ltd.........................................  49,500     436,942
     TDC Soft, Inc.......................................... 108,100     996,334
# *  Teac Corp..............................................  81,899     196,355
     TechMatrix Corp........................................ 119,400   2,195,875
#    Techno Horizon Holdings Co., Ltd.......................  76,000     328,083
     Tecnos Japan, Inc...................................... 122,900     951,657
     Teikoku Tsushin Kogyo Co., Ltd.........................  55,900     599,299
*    Tera Probe, Inc........................................  10,800      87,568
# *  TerraSky Co., Ltd......................................   4,700     118,848
#    TESEC Corp.............................................  19,400     284,551
     TKC Corp............................................... 123,300   4,689,373
     Tokyo Electron Device, Ltd.............................  44,600     791,627
     Tokyo Seimitsu Co., Ltd................................ 283,900   6,826,965
     Tomen Devices Corp.....................................  15,300     344,862
     Topcon Corp............................................ 773,000  11,231,567
#    Torex Semiconductor, Ltd...............................  58,200     738,924
     Toshiba TEC Corp....................................... 194,500   5,802,034
     Toukei Computer Co., Ltd...............................  24,310     674,235
#    Towa Corp.............................................. 161,600   1,181,005
     Toyo Corp.............................................. 165,500   1,311,608
#    Tri Chemical Laboratories, Inc.........................  46,000   1,870,740
#    Tsuzuki Denki Co., Ltd.................................  41,500     368,842
#    UKC Holdings Corp......................................  98,000   1,910,212
     Ulvac, Inc............................................. 284,500   9,265,412
#    UMC Electronics Co., Ltd...............................  56,500   1,051,279
#    Uniden Holdings Corp...................................  40,600     917,675
     UNIRITA, Inc...........................................   7,300     110,023
#    UNITED, Inc............................................  96,700   2,027,961
#    V Technology Co., Ltd..................................  34,900   4,502,770
#    VeriServe Corp.........................................  16,200     893,967

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CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
#   VINX Corp..............................................    13,200 $    167,762
    Vitec Holdings Co., Ltd................................    64,100    1,243,120
    Wacom Co., Ltd......................................... 1,103,100    5,130,317
#   YAC Holdings Co., Ltd..................................    93,000      649,686
#   Yamaichi Electronics Co., Ltd..........................   173,500    1,914,948
    Yashima Denki Co., Ltd.................................   123,300      920,441
#   Yokowo Co., Ltd........................................   111,700    1,239,876
    Zuken, Inc.............................................   111,400    1,657,887
                                                            --------- ------------
TOTAL INFORMATION TECHNOLOGY...............................            497,120,658
                                                                      ------------
MATERIALS -- (9.9%)
    Achilles Corp..........................................   107,800    2,144,634
    ADEKA Corp.............................................   624,400    9,250,940
    Agro-Kanesho Co., Ltd..................................    12,500      275,965
    Aichi Steel Corp.......................................    80,700    2,852,783
    Arakawa Chemical Industries, Ltd.......................   130,100    1,827,563
    Araya Industrial Co., Ltd..............................    27,500      440,597
    Asahi Holdings, Inc....................................   220,150    4,714,287
    Asahi Printing Co., Ltd................................    25,700      235,476
    ASAHI YUKIZAI Corp.....................................   106,400    2,102,684
#   Asahipen Corp..........................................     2,100       33,258
#   Asia Pile Holdings Corp................................   207,100    1,195,093
    C Uyemura & Co., Ltd...................................    33,600    2,150,115
#   Carlit Holdings Co., Ltd...............................   149,600    1,191,671
    Chuetsu Pulp & Paper Co., Ltd..........................    43,400      579,390
*   Chugai Mining Co., Ltd................................. 1,012,400      179,986
#   Chugoku Marine Paints, Ltd.............................   458,300    3,681,183
    CI Takiron Corp........................................   330,000    1,697,183
#   CK-San-Etsu Co., Ltd...................................    21,200      566,258
    Dai Nippon Toryo Co., Ltd..............................   144,400    1,458,028
    Daido Steel Co., Ltd...................................   133,600    5,500,381
#   Daiichi Kigenso Kagaku-Kogyo Co., Ltd..................   140,400    1,378,883
    Daiken Corp............................................    98,800    1,809,085
#   Daiki Aluminium Industry Co., Ltd......................   215,800    1,249,014
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..................................................    90,500    2,674,343
#   Daio Paper Corp........................................   480,200    6,225,734
    Daito Chemix Corp......................................     3,700       12,367
    DKS Co., Ltd...........................................    66,200    1,451,928
    Dowa Holdings Co., Ltd.................................   373,500   10,870,056
    Dynapac Co., Ltd.......................................     8,500      106,931
    Fuji Seal International, Inc...........................   186,500    5,657,358
    Fujikura Kasei Co., Ltd................................   184,200    1,032,402
    Fujimori Kogyo Co., Ltd................................   117,100    3,406,655
#   Fumakilla, Ltd.........................................    58,901      809,932
#   Fuso Chemical Co., Ltd.................................   132,700    2,663,980
    Geostr Corp............................................   111,400      496,591
    Godo Steel, Ltd........................................    66,400    1,274,418
    Gun-Ei Chemical Industry Co., Ltd......................    31,100      831,210
    Hakudo Co., Ltd........................................    44,000      693,837
    Harima Chemicals Group, Inc............................   104,000      881,871
    Hodogaya Chemical Co., Ltd.............................    44,900    1,094,123
    Hokkan Holdings, Ltd...................................    52,400      865,577
    Hokko Chemical Industry Co., Ltd.......................   137,900      651,537
    Hokuetsu Corp..........................................   945,899    4,518,330
    Honshu Chemical Industry Co., Ltd......................    27,200      282,562

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
MATERIALS -- (Continued)
#    Ise Chemicals Corp.....................................    15,400 $   442,645
#    Ishihara Chemical Co., Ltd.............................    35,500     684,751
*    Ishihara Sangyo Kaisha, Ltd............................   258,650   3,087,774
     Ishizuka Glass Co., Ltd................................    17,800     347,586
     Japan Pure Chemical Co., Ltd...........................    10,300     206,333
     JCU Corp...............................................   166,900   3,582,352
     JSP Corp...............................................    94,100   1,858,393
#    Kanto Denka Kogyo Co., Ltd.............................   330,100   2,997,781
     Katakura & Co-op Agri Corp.............................    21,500     230,141
#    Kawakin Holdings Co., Ltd..............................    23,100      77,346
#    KeePer Technical Laboratory Co., Ltd...................    47,900     467,973
     KH Neochem Co., Ltd....................................   208,300   5,915,888
     Kimoto Co., Ltd........................................   247,400     489,944
     Koatsu Gas Kogyo Co., Ltd..............................   223,493   1,625,827
#    Kogi Corp..............................................     5,499      80,472
     Kohsoku Corp...........................................    72,900     671,909
     Konishi Co., Ltd.......................................   232,600   3,259,219
#    Konoshima Chemical Co., Ltd............................    41,300     261,985
     Krosaki Harima Corp....................................    36,900   2,440,294
#    Kumiai Chemical Industry Co., Ltd......................   712,187   4,433,219
     Kunimine Industries Co., Ltd...........................    38,600     331,681
     Kureha Corp............................................   124,950   8,029,884
     Kurimoto, Ltd..........................................    67,900   1,015,525
#    Kuriyama Holdings Corp.................................    50,200     779,983
#    Kyoei Steel, Ltd.......................................   149,700   2,711,786
     Kyowa Leather Cloth Co., Ltd...........................    86,800     653,603
     Lintec Corp............................................   302,000   7,147,406
#    MEC Co., Ltd...........................................   127,700   1,669,511
#    Mipox Corp.............................................    58,500     232,996
     Mitani Sekisan Co., Ltd................................    72,800   1,651,559
     Mitsubishi Paper Mills, Ltd............................   425,300   2,194,498
     Mitsubishi Steel Manufacturing Co., Ltd................    53,500     939,220
     Mitsui Mining & Smelting Co., Ltd......................   433,400  12,279,380
#    Molitec Steel Co., Ltd.................................    86,500     386,287
#    MORESCO Corp...........................................    47,800     659,155
     Mory Industries, Inc...................................    39,300     967,915
#    Muto Seiko Co..........................................    35,700     188,073
     Nakayama Steel Works, Ltd..............................   239,400   1,258,552
     Neturen Co., Ltd.......................................   258,000   2,272,195
# *  New Japan Chemical Co., Ltd............................   200,600     364,515
#    Nicca Chemical Co., Ltd................................    49,300     525,821
     Nichia Steel Works, Ltd................................   121,100     343,773
#    Nihon Kagaku Sangyo Co., Ltd...........................    90,200   1,023,160
#    Nihon Nohyaku Co., Ltd.................................   234,800   1,301,179
     Nihon Parkerizing Co., Ltd.............................   651,600   7,869,192
     Nihon Yamamura Glass Co., Ltd..........................   112,600   1,674,977
     Nippon Carbide Industries Co., Inc.....................    49,300     813,644
     Nippon Chemical Industrial Co., Ltd....................    42,600   1,159,485
     Nippon Concrete Industries Co., Ltd....................   302,400     814,868
#    Nippon Denko Co., Ltd.................................. 1,006,814   2,391,331
     Nippon Fine Chemical Co., Ltd..........................    82,800     799,118
     Nippon Kayaku Co., Ltd.................................   345,900   4,116,618
     Nippon Kinzoku Co., Ltd................................    26,500     340,035
#    Nippon Koshuha Steel Co., Ltd..........................    26,799     162,282
     Nippon Light Metal Holdings Co., Ltd................... 4,216,200   8,890,260
#    Nippon Paper Industries Co., Ltd.......................   587,400  10,642,418
     Nippon Pillar Packing Co., Ltd.........................   158,800   2,126,919

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- -----------
MATERIALS -- (Continued)
    Nippon Soda Co., Ltd...................................   175,500 $ 4,560,767
#   Nippon Yakin Kogyo Co., Ltd............................ 1,187,900   3,157,492
#   Nisshin Steel Co., Ltd.................................   344,892   4,501,736
    Nitta Gelatin, Inc.....................................    98,800     667,735
    Nittetsu Mining Co., Ltd...............................    36,800   1,564,117
#   Nitto FC Co., Ltd......................................   121,400     843,781
    Nozawa Corp............................................    54,100     562,058
    Oat Agrio Co., Ltd.....................................    21,400     541,390
#   Okamoto Industries, Inc................................    76,500   3,447,599
    Okura Industrial Co., Ltd..............................    58,800   1,077,139
    Osaka Organic Chemical Industry, Ltd...................   108,700   1,327,939
#   Osaka Soda Co., Ltd....................................   102,499   2,410,331
    Osaka Steel Co., Ltd...................................    92,500   1,638,124
#   OSAKA Titanium Technologies Co., Ltd...................   147,500   2,315,589
#   Pacific Metals Co., Ltd................................   117,999   3,310,898
    Pack Corp. (The).......................................    95,600   2,736,155
#   Rasa Industries, Ltd...................................    55,100     906,902
    Rengo Co., Ltd.........................................   373,700   3,257,518
    Riken Technos Corp.....................................   248,500   1,119,578
    Sakai Chemical Industry Co., Ltd.......................   114,000   2,626,667
    Sakata INX Corp........................................   304,200   3,011,897
    Sanyo Chemical Industries, Ltd.........................    87,800   4,023,207
    Sanyo Special Steel Co., Ltd...........................   147,060   3,381,545
#   Seiko PMC Corp.........................................    86,000     700,087
    Sekisui Plastics Co., Ltd..............................   176,500   1,373,509
    Shikoku Chemicals Corp.................................   252,900   2,582,039
    Shinagawa Refractories Co., Ltd........................    43,600   1,673,926
    Shin-Etsu Polymer Co., Ltd.............................   336,500   2,464,229
#   Shinko Wire Co., Ltd...................................    18,400     208,806
    SK Kaken Co., Ltd......................................     1,600     678,577
    Soken Chemical & Engineering Co., Ltd..................    49,800     778,205
    Stella Chemifa Corp....................................    82,400   2,507,647
    Sumitomo Bakelite Co., Ltd.............................    36,700   1,325,136
#   Sumitomo Osaka Cement Co., Ltd.........................   275,499  10,235,593
    Sumitomo Seika Chemicals Co., Ltd......................    67,500   3,368,993
    T Hasegawa Co., Ltd....................................   174,900   3,105,621
    T&K Toka Co., Ltd......................................   143,700   1,374,628
#   Taisei Lamick Co., Ltd.................................    42,700   1,205,546
    Taiyo Holdings Co., Ltd................................   130,100   4,648,375
    Takasago International Corp............................   103,400   3,296,328
    Takemoto Yohki Co., Ltd................................    24,200     576,470
#   Taki Chemical Co., Ltd.................................     6,400     528,535
    Tayca Corp.............................................   128,200   2,695,683
    Tenma Corp.............................................   128,000   2,224,102
    Toagosei Co., Ltd......................................   795,100   8,164,289
#   Toda Kogyo Corp........................................    24,200     571,582
    Toho Acetylene Co., Ltd................................    12,700     173,107
    Toho Chemical Industry Co., Ltd........................    47,000     209,203
    Toho Titanium Co., Ltd.................................   256,900   2,611,607
    Toho Zinc Co., Ltd.....................................    91,999   2,940,423
    Tohoku Steel Co., Ltd..................................    16,300     190,777
    Tokushu Tokai Paper Co., Ltd...........................    68,558   2,645,757
    Tokuyama Corp..........................................   303,398   6,784,502
    Tokyo Ohka Kogyo Co., Ltd..............................   263,300   7,051,911
    Tokyo Printing Ink Manufacturing Co., Ltd..............    10,200     235,656
#   Tokyo Rope Manufacturing Co., Ltd......................   100,300   1,028,568
    Tokyo Steel Manufacturing Co., Ltd.....................   845,800   6,668,781

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
MATERIALS -- (Continued)
     Tokyo Tekko Co., Ltd...................................    67,400 $    874,686
     Tomoegawa Co., Ltd.....................................    33,600      370,583
     Tomoku Co., Ltd........................................    80,700    1,390,837
     Topy Industries, Ltd...................................   113,200    3,050,825
     Toyo Gosei Co., Ltd....................................    34,600      330,792
     Toyo Ink SC Holdings Co., Ltd..........................   258,200    5,991,586
     Toyobo Co., Ltd........................................   633,400    9,002,787
#    TYK Corp...............................................   169,400      644,503
     UACJ Corp..............................................   183,541    4,000,878
     Valqua, Ltd............................................   122,499    2,984,575
#    Vertex Corp............................................    47,098      507,983
     Wavelock Holdings Co., Ltd.............................    30,900      229,560
     Wood One Co., Ltd......................................    48,500      528,481
     Yamato Kogyo Co., Ltd..................................   305,800    8,058,995
     Yodogawa Steel Works, Ltd..............................   147,100    3,193,104
     Yoshicon Co., Ltd......................................     3,100       31,364
#    Yotai Refractories Co., Ltd............................   133,300      925,597
#    Yuki Gosei Kogyo Co., Ltd..............................    36,200       82,574
     Yushiro Chemical Industry Co., Ltd.....................    73,800      927,279
                                                             --------- ------------
TOTAL MATERIALS.............................................            399,852,186
                                                                       ------------
REAL ESTATE -- (1.7%)
#    AD Works Co., Ltd...................................... 1,950,700      655,818
     Airport Facilities Co., Ltd............................   146,470      780,861
     Anabuki Kosan, Inc.....................................     4,600      122,439
     Aoyama Zaisan Networks Co., Ltd........................    68,800      961,579
#    Apaman Co., Ltd........................................    82,200      850,834
# *  Ardepro Co., Ltd.......................................   292,800      162,851
#    Arealink Co., Ltd......................................    48,600      717,331
#    B-Lot Co., Ltd.........................................    11,000      121,075
#    Cosmos Initia Co., Ltd.................................    99,600      544,140
     CRE, Inc...............................................    60,800      536,201
     Daibiru Corp...........................................   350,900    3,537,487
#    Daikyo, Inc............................................   225,900    5,929,077
#    Dear Life Co., Ltd.....................................   155,900      762,893
     Goldcrest Co., Ltd.....................................   137,770    2,157,381
#    Good Com Asset Co., Ltd................................     6,200       85,122
     Grandy House Corp......................................   113,800      462,186
     Heiwa Real Estate Co., Ltd.............................   236,600    4,382,189
     Ichigo, Inc............................................   997,200    3,255,711
#    Intellex Co., Ltd......................................    30,000      206,006
*    Japan Asset Marketing Co., Ltd......................... 1,649,800    1,800,599
     Japan Corporate Housing Service, Inc...................    10,500       72,514
#    Japan Property Management Center Co., Ltd..............    92,400    1,007,384
     Kabuki-Za Co., Ltd.....................................    21,800    1,101,590
     Keihanshin Building Co., Ltd...........................   278,600    2,051,283
# *  LAND Co., Ltd.......................................... 1,824,900      179,915
     Leopalace21 Corp....................................... 1,918,000    7,989,373
#    Mugen Estate Co., Ltd..................................    97,000      554,839
     Nippon Commercial Development Co., Ltd.................    91,300    1,384,067
     Nisshin Fudosan Co.....................................   232,400    1,083,473
     Prospect Co., Ltd...................................... 3,402,000    1,148,251
     Raysum Co., Ltd........................................   119,100    1,466,235
#    SAMTY Co., Ltd.........................................   128,500    1,682,285
     Sankyo Frontier Co., Ltd...............................    22,100      687,286
     Sansei Landic Co., Ltd.................................    40,600      401,579

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES      VALUE>>
                                                               ---------- --------------
REAL ESTATE -- (Continued)
#      Shinoken Group Co., Ltd................................    220,800 $    1,825,725
#      Star Mica Co., Ltd.....................................     91,300      1,247,190
       Sun Frontier Fudousan Co., Ltd.........................    232,900      2,377,143
#      Takara Leben Co., Ltd..................................    639,000      1,841,005
#      Tateru, Inc............................................    286,800      1,203,629
       TOC Co., Ltd...........................................    416,650      2,838,426
       Tokyo Rakutenchi Co., Ltd..............................     21,500        937,036
       Tokyo Theatres Co., Inc................................     50,099        597,028
       Tosei Corp.............................................    250,000      2,285,166
#      Unizo Holdings Co., Ltd................................    226,900      4,274,207
#      Urbanet Corp. Co., Ltd.................................    123,500        366,827
                                                               ---------- --------------
TOTAL REAL ESTATE.............................................                68,635,236
                                                                          --------------
UTILITIES -- (1.1%)
# *    Eneres Co., Ltd........................................    189,500      1,167,440
#      eRex Co., Ltd..........................................    286,800      2,382,638
       Hiroshima Gas Co., Ltd.................................    330,700      1,060,569
       Hokkaido Electric Power Co., Inc.......................  1,406,600      8,209,330
       Hokkaido Gas Co., Ltd..................................    100,600      1,287,743
*      Hokuriku Electric Power Co.............................    935,100      8,711,001
       Hokuriku Gas Co., Ltd..................................     10,100        265,162
       K&O Energy Group, Inc..................................    107,400      1,488,332
       Nippon Gas Co., Ltd....................................     11,100        335,764
       Okinawa Electric Power Co., Inc. (The).................    311,021      5,794,635
# *    RENOVA, Inc............................................    197,300      2,140,554
       Saibu Gas Co., Ltd.....................................    221,600      4,934,958
       Shizuoka Gas Co., Ltd..................................    394,500      3,412,588
#      Toell Co., Ltd.........................................     59,400        447,343
#      West Holdings Corp.....................................    105,200      1,061,630
                                                               ---------- --------------
TOTAL UTILITIES...............................................                42,699,687
                                                                          --------------
TOTAL COMMON STOCKS...........................................             3,802,673,731
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
FINANCIALS -- (0.0%)
*      Akatsuki Corp. Rights 12/25/18.........................    109,000         75,349
                                                               ---------- --------------
TOTAL INVESTMENT SECURITIES...................................             3,802,749,080
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (5.4%)
@ (S)  DFA Short Term Investment Fund......................... 18,866,285    218,282,913
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,609,227,762).......................................            $4,021,031,993
                                                                          ==============

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
#     Total or Partial Securities on Loan.
*     Non-Income Producing Securities.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

SCHEDULE OF INVESTMENTS
CONTINUED


Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 Common Stocks
    Communication Services..          -- $  116,578,489   --    $  116,578,489
    Consumer Discretionary.. $ 6,321,241    706,744,934   --       713,066,175
    Consumer Staples........          --    303,762,350   --       303,762,350
    Energy..................          --     29,926,156   --        29,926,156
    Financials..............  10,103,674    321,366,290   --       331,469,964
    Healthcare..............          --    204,700,860   --       204,700,860
    Industrials.............          --  1,094,861,970   --     1,094,861,970
    Information Technology..     486,572    496,634,086   --       497,120,658
    Materials...............     507,983    399,344,203   --       399,852,186
    Real Estate.............          --     68,635,236   --        68,635,236
    Utilities...............          --     42,699,687   --        42,699,687
 Rights/Warrants
    Financials..............          --         75,349   --            75,349
 Securities Lending
   Collateral...............          --    218,282,913   --       218,282,913
                             ----------- --------------   --    --------------
 TOTAL...................... $17,419,470 $4,003,612,523   --    $4,021,031,993
                             =========== ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                               SHARES     VALUE>>
                                                             ---------- -----------
COMMON STOCKS -- (94.4%)
AUSTRALIA -- (52.6%)
*    3P Learning, Ltd.......................................     93,233 $    79,303
*    88 Energy, Ltd.........................................    604,262       7,642
     Accent Group, Ltd......................................  1,895,397   1,677,338
     Adacel Technologies, Ltd...............................    140,130     154,710
     Adairs, Ltd............................................    381,049     472,053
     Adelaide Brighton, Ltd.................................  3,004,912  12,086,193
*    Aeon Metals, Ltd.......................................     45,332       8,865
#    Ainsworth Game Technology, Ltd.........................    364,227     263,964
# *  Alkane Resources, Ltd..................................  1,385,657     220,924
     Alliance Aviation Services, Ltd........................     27,285      46,127
     ALS, Ltd...............................................  2,494,939  14,468,701
     Altium, Ltd............................................    879,028  13,703,502
*    Altura Mining, Ltd.....................................     98,208      13,996
#    AMA Group, Ltd.........................................  1,621,708   1,047,982
#    Amaysim Australia, Ltd.................................  1,355,718   1,097,670
     Ansell, Ltd............................................    896,383  14,778,046
#    AP Eagers, Ltd.........................................    298,855   1,555,241
     APN Property Group, Ltd................................     26,661       8,516
#    Apollo Tourism & Leisure, Ltd..........................    146,441     146,440
     Appen, Ltd.............................................    702,260   5,331,671
#    ARB Corp., Ltd.........................................    606,699   7,462,547
#    Ardent Leisure Group...................................  3,508,077   3,990,542
#    ARQ Group, Ltd.........................................    987,156   1,533,697
     Asaleo Care, Ltd.......................................     20,828      10,333
     Atlas Arteria, Ltd.....................................  2,965,825  14,366,965
     AUB Group, Ltd.........................................    325,555   3,114,227
# *  Aurelia Metals, Ltd....................................  1,819,536     949,642
     Ausdrill, Ltd..........................................  2,560,609   3,121,180
     Austal, Ltd............................................  1,540,941   1,958,683
*    Austin Engineering, Ltd................................     95,866      14,604
# *  Australian Agricultural Co., Ltd.......................  2,990,515   2,804,311
     Australian Finance Group, Ltd..........................    642,336     638,000
#    Australian Pharmaceutical Industries, Ltd..............  3,178,637   3,452,614
     Australian Vintage, Ltd................................  4,199,886   1,654,035
     Auswide Bank, Ltd......................................    102,961     378,618
#    Automotive Holdings Group, Ltd.........................  1,068,424   1,370,131
     Aveo Group.............................................  3,342,036   4,372,278
     AVJennings, Ltd........................................  7,058,528   3,026,510
*    Axsesstoday, Ltd.......................................     20,251      23,304
#    Baby Bunting Group, Ltd................................    318,497     497,096
#    Bank of Queensland, Ltd................................    380,336   2,607,163
#    Bapcor, Ltd............................................  1,945,254   9,436,542
*    Base Resources, Ltd....................................    215,873      37,658
     Beach Energy, Ltd...................................... 14,720,311  18,335,566
# *  Beadell Resources, Ltd.................................  7,171,491     287,026
#    Bega Cheese, Ltd.......................................  1,467,014   6,213,677
     Bell Financial Group, Ltd..............................    122,493      87,728
# *  Bellamy's Australia, Ltd...............................    568,208   2,925,148
#    Blackmores, Ltd........................................    100,980   8,707,549
*    Blue Energy, Ltd.......................................     97,807       3,813
#    Bravura Solutions, Ltd.................................    659,141   1,959,341
     Breville Group, Ltd....................................    847,284   7,380,725
     Brickworks, Ltd........................................    439,516   5,262,506
# *  Bubs Australia, Ltd....................................    326,550     109,018
# *  Buru Energy, Ltd.......................................    678,801     122,572

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
AUSTRALIA -- (Continued)
#    BWX, Ltd...............................................    335,452 $   606,063
#    Cabcharge Australia, Ltd...............................    197,624     289,278
     Capilano Honey, Ltd....................................     18,636     260,566
     Capitol Health, Ltd....................................  2,956,003     578,358
     Capral, Ltd............................................     58,499       5,785
# *  Cardno, Ltd............................................  1,127,842     812,899
*    Carnarvon Petroleum, Ltd...............................  5,872,111   1,462,537
     carsales.com, Ltd......................................  1,702,940  14,760,322
# *  Cash Converters International, Ltd.....................  3,008,100     564,881
# *  Catapult Group International, Ltd......................    407,428     303,706
     Cedar Woods Properties, Ltd............................    396,815   1,490,306
     Centuria Capital Group.................................     12,363      11,480
     Citadel Group, Ltd. (The)..............................     68,921     415,472
#    Class, Ltd.............................................    399,883     521,812
*    Clean Seas Seafood, Ltd................................  1,754,602      68,255
     Cleanaway Waste Management, Ltd........................ 13,728,372  17,549,486
#    Clinuvel Pharmaceuticals, Ltd..........................     34,474     390,960
     Clover Corp., Ltd......................................    254,940     262,091
     Codan, Ltd.............................................    621,597   1,323,844
#    Collection House, Ltd..................................  2,231,387   2,111,692
     Collins Foods, Ltd.....................................    799,889   3,633,199
# *  Cooper Energy, Ltd.....................................  9,007,134   2,970,173
#    Corporate Travel Management, Ltd.......................    587,789   8,387,889
     Costa Group Holdings, Ltd..............................  2,167,448   9,391,202
#    Credit Corp. Group, Ltd................................    516,474   6,987,009
*    CSG, Ltd...............................................  1,608,459     217,656
     CSR, Ltd...............................................  3,957,955   9,928,634
*    CuDeco, Ltd............................................    387,893      24,200
#    Data#3, Ltd............................................    821,486     875,174
*    Decmil Group, Ltd......................................    504,340     273,535
#    Dicker Data, Ltd.......................................    193,123     393,124
     Domain Holdings Australia, Ltd.........................  1,536,045   2,702,266
#    Domino's Pizza Enterprises, Ltd........................    217,005   8,317,103
     Donaco International, Ltd..............................     28,566       3,139
*    Doray Minerals, Ltd....................................    410,541     103,591
     Downer EDI, Ltd........................................  4,034,426  19,862,919
     DuluxGroup, Ltd........................................  3,101,823  16,304,563
     DWS, Ltd...............................................    514,109     426,211
     Eclipx Group, Ltd......................................  2,757,791   4,744,936
     Elders, Ltd............................................  1,007,530   5,216,011
*    EML Payments, Ltd......................................    312,191     345,930
# *  Energy Resources of Australia, Ltd.....................    229,368      55,459
*    Energy World Corp., Ltd................................     87,518      10,256
     EQT Holdings, Ltd......................................     93,813   1,491,703
     ERM Power, Ltd.........................................  1,089,491   1,264,475
     Estia Health, Ltd......................................  1,211,553   1,756,113
     Euroz, Ltd.............................................    101,762      90,182
     EVENT Hospitality and Entertainment, Ltd...............    544,188   5,176,669
     Evolution Mining, Ltd..................................      1,556       3,293
     Experience Co., Ltd....................................     41,250       8,788
     Fairfax Media, Ltd..................................... 19,821,806   9,020,829
# *  FAR, Ltd...............................................  9,270,970     818,377
#    Finbar Group, Ltd......................................    203,868     122,873
     Fleetwood Corp., Ltd. (6341855)........................    338,355     533,162
     FlexiGroup, Ltd........................................  1,850,936   2,016,960
     Freedom Foods Group, Ltd...............................     40,467     145,222
#    G8 Education, Ltd......................................  1,927,712   2,804,991

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
AUSTRALIA -- (Continued)
# *  Galaxy Resources, Ltd.................................. 2,797,281 $ 4,364,882
# *  Galilee Energy, Ltd....................................   133,757      65,369
# *  Gascoyne Resources, Ltd................................   428,415      42,933
#    GBST Holdings, Ltd.....................................   178,479     215,830
#    Genworth Mortgage Insurance Australia, Ltd............. 1,921,523   3,068,911
#    Global Construction Services, Ltd......................   268,763     121,854
# *  Gold Road Resources, Ltd............................... 2,039,060   1,006,657
     GR Engineering Services, Ltd...........................    55,230      47,722
     GrainCorp, Ltd., Class A............................... 1,735,655  10,146,181
     Grange Resources, Ltd..................................   449,866      70,638
#    Greencross, Ltd........................................   449,892   1,445,043
*    Greenland Minerals, Ltd................................   114,047       7,037
     GUD Holdings, Ltd......................................   992,918   8,705,318
     GWA Group, Ltd......................................... 2,071,266   4,050,586
#    Hansen Technologies, Ltd............................... 1,117,944   2,749,153
#    Harvey Norman Holdings, Ltd............................   525,167   1,188,830
     Healthscope, Ltd....................................... 5,420,705   8,132,854
#    Helloworld Travel, Ltd.................................    12,955      50,630
# *  Highfield Resources, Ltd...............................   160,730      55,428
*    Hills, Ltd.............................................   353,244      45,111
*    Horizon Oil, Ltd.......................................   714,889      73,152
#    HT&E, Ltd.............................................. 1,759,008   2,423,951
     HUB24, Ltd.............................................     6,033      49,196
     IDP Education, Ltd.....................................   580,436   3,793,923
     Iluka Resources, Ltd...................................   555,429   3,189,945
*    Imdex, Ltd............................................. 2,130,372   1,735,469
#    IMF Bentham, Ltd....................................... 1,746,477   3,659,388
*    Immutep, Ltd........................................... 1,409,121      41,239
# *  ImpediMed, Ltd.........................................    95,787      27,211
#    Independence Group NL.................................. 3,149,458   9,040,777
*    Infigen Energy......................................... 5,276,965   1,837,579
     Infomedia, Ltd......................................... 2,750,806   2,181,183
#    Inghams Group, Ltd..................................... 1,394,745   3,856,250
     Integral Diagnostics, Ltd..............................    27,730      53,102
#    Integrated Research, Ltd...............................   642,274     967,706
#    InvoCare, Ltd..........................................   976,845   8,407,316
#    IOOF Holdings, Ltd..................................... 2,401,762  11,616,624
#    IPH, Ltd...............................................   915,513   3,514,658
#    IRESS, Ltd............................................. 1,180,608   9,095,282
#    iSelect, Ltd...........................................    96,851      44,782
#    iSentia Group, Ltd..................................... 1,014,066     176,620
     IVE Group, Ltd.........................................   423,171     612,342
#    Japara Healthcare, Ltd................................. 1,707,905   1,362,085
#    JB Hi-Fi, Ltd..........................................   963,999  15,708,593
     Jumbo Interactive, Ltd.................................   221,038   1,123,737
#    Jupiter Mines, Ltd.....................................   344,616      76,958
     K&S Corp., Ltd.........................................   274,800     264,810
# *  Karoon Gas Australia, Ltd.............................. 1,703,069   1,288,880
*    Kingsgate Consolidated, Ltd............................ 1,797,365     210,561
#    Kogan.com, Ltd.........................................   252,050     509,244
     Lifestyle Communities, Ltd.............................    80,766     331,448
     Link Administration Holdings, Ltd...................... 2,679,433  14,278,991
#    Lovisa Holdings, Ltd...................................   171,471     935,251
# *  Lynas Corp., Ltd....................................... 4,094,243   6,058,516
     MACA, Ltd..............................................   394,191     336,322
*    Macmahon Holdings, Ltd................................. 4,688,396     781,595
#    Magellan Financial Group, Ltd..........................   417,471   7,912,388

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
AUSTRALIA -- (Continued)
*    Mastermyne Group, Ltd..................................    33,023 $    30,029
     MaxiTRANS Industries, Ltd..............................   872,413     334,050
# *  Mayne Pharma Group, Ltd................................ 6,757,843   5,374,340
     McMillan Shakespeare, Ltd..............................   489,652   5,742,748
     McPherson's, Ltd.......................................   470,863     465,307
     Medical Developments International, Ltd................     5,177      17,745
*    Medusa Mining, Ltd.....................................   155,314      35,744
# *  Mesoblast, Ltd.........................................   809,274   1,148,440
#    Metals X, Ltd.......................................... 2,181,447     721,013
#    Metcash, Ltd........................................... 7,046,948  13,772,950
#    Michael Hill International, Ltd........................ 1,490,263     691,380
#    Michael Hill International, Ltd........................    94,305      44,078
*    Millennium Minerals, Ltd............................... 1,192,555     173,930
*    Mincor Resources NL....................................   766,120     195,941
     Mineral Resources, Ltd................................. 1,216,344  12,342,112
*    MMA Offshore, Ltd...................................... 4,749,942     806,757
#    MNF Group, Ltd.........................................   194,514     568,356
     Moelis Australia, Ltd..................................    19,541      70,043
#    Monadelphous Group, Ltd................................   813,595   8,325,648
     Monash IVF Group, Ltd..................................   821,580     527,519
#    Money3 Corp., Ltd......................................   753,931     872,184
#    Mortgage Choice, Ltd...................................   793,228     679,056
#    Motorcycle Holdings, Ltd...............................    19,615      36,399
     Mount Gibson Iron, Ltd................................. 3,805,673   1,457,832
#    Myer Holdings, Ltd..................................... 1,619,819     522,914
     MYOB Group, Ltd........................................ 2,841,173   6,794,444
#    MyState, Ltd...........................................   494,101   1,610,311
     Navigator Global Investments, Ltd......................   948,747   3,018,329
#    Navitas, Ltd........................................... 1,792,167   6,460,212
#    Neometals, Ltd.........................................   626,513     102,246
# *  NetComm Wireless, Ltd..................................   180,398      85,035
     New Hope Corp., Ltd....................................   470,395   1,103,213
# *  NEXTDC, Ltd............................................   131,506     549,730
     nib holdings, Ltd...................................... 3,342,132  13,155,941
#    Nick Scali, Ltd........................................   322,227   1,182,963
#    Nine Entertainment Co. Holdings, Ltd................... 4,317,723   5,185,472
     Noni B, Ltd............................................     4,694      10,306
     Northern Star Resources, Ltd........................... 3,310,960  20,684,301
*    NRW Holdings, Ltd...................................... 2,092,790   2,748,539
#    Nufarm, Ltd............................................ 1,992,358   8,056,837
#    OFX Group, Ltd......................................... 1,689,584   2,570,110
*    OM Holdings, Ltd.......................................   331,181     318,975
*    OneMarket, Ltd.........................................   112,823      65,551
# *  Onevue Holdings, Ltd...................................   903,222     353,886
     oOh!media, Ltd.........................................   879,451   2,955,221
# *  Orocobre, Ltd..........................................   187,160     444,921
     Orora, Ltd............................................. 8,074,313  19,242,479
     OZ Minerals, Ltd....................................... 2,477,965  15,896,021
     Pacific Current Group, Ltd.............................   186,173     812,179
     Pacific Energy, Ltd....................................    33,400      12,896
     Pacific Smiles Group, Ltd..............................   256,946     254,996
     Pact Group Holdings, Ltd............................... 1,206,154   2,981,648
*    Panoramic Resources, Ltd............................... 2,802,164     826,038
*    Pantoro, Ltd...........................................   523,848      65,350
     Paragon Care, Ltd......................................   834,834     408,034
#    Peet, Ltd..............................................   771,699     605,173
     Pendal Group, Ltd...................................... 1,659,644   9,596,011

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
AUSTRALIA -- (Continued)
# *  Peninsula Energy, Ltd..................................    268,623 $    42,119
#    Perpetual, Ltd.........................................    374,045   9,200,195
# *  Perseus Mining, Ltd....................................  5,976,921   1,531,889
# *  Pilbara Minerals, Ltd..................................    907,535     508,443
     Pioneer Credit, Ltd....................................    173,973     377,435
#    Platinum Asset Management, Ltd.........................  1,800,299   6,268,517
*    PMP, Ltd...............................................  2,421,092     334,521
# *  Praemium, Ltd..........................................  1,355,202     742,585
     Premier Investments, Ltd...............................    778,124   9,071,992
     Primary Health Care, Ltd...............................  3,214,850   6,052,206
*    Prime Media Group, Ltd.................................     62,765      11,542
     Pro Medicus, Ltd.......................................    242,892   1,571,967
     PWR Holdings, Ltd......................................     79,602     212,886
     QMS Media, Ltd.........................................    407,838     268,811
#    Qube Holdings, Ltd.....................................  4,471,985   7,776,509
# *  Quintis, Ltd...........................................  2,130,129     103,843
*    Ramelius Resources, Ltd................................  3,194,151     940,801
#    RCR Tomlinson, Ltd.....................................  1,950,768   1,255,201
     Reckon, Ltd............................................    446,073     228,666
# *  Red River Resources, Ltd...............................    454,268      60,016
     Reece, Ltd.............................................    980,451   7,219,103
#    Regis Healthcare, Ltd..................................  1,432,437   2,435,623
     Regis Resources, Ltd...................................  3,602,454  10,806,393
     Reject Shop, Ltd. (The)................................    107,368     168,257
#    Reliance Worldwide Corp., Ltd..........................  2,223,159   7,920,079
#    Resolute Mining, Ltd...................................  5,979,371   4,420,381
     Rhipe, Ltd.............................................     92,579      78,355
     Ridley Corp., Ltd......................................  1,797,229   1,848,447
*    RPMGlobal Holdings, Ltd................................     52,065      23,266
     Ruralco Holdings, Ltd..................................    207,969     426,362
#    RXP Services, Ltd......................................    364,327     118,993
     Salmat, Ltd............................................    645,788     252,305
     Sandfire Resources NL..................................  1,497,630   7,081,333
*    Saracen Mineral Holdings, Ltd..........................  7,310,283  12,750,641
     Scottish Pacific Group, Ltd............................     38,112     117,068
#    SeaLink Travel Group, Ltd..............................    191,581     574,468
#    Select Harvests, Ltd...................................    605,006   2,217,182
*    Senetas Corp., Ltd.....................................    131,335       9,354
# *  Senex Energy, Ltd...................................... 11,411,198   3,265,541
     Servcorp, Ltd..........................................    343,996     857,317
#    Service Stream, Ltd....................................  2,120,468   2,391,327
     Seven Group Holdings, Ltd..............................    619,423   7,825,398
     Seven West Media, Ltd..................................  4,058,877   2,249,526
     SG Fleet Group, Ltd....................................    376,993     889,595
*    Sheffield Resources, Ltd...............................    128,344      80,277
     Shine Corporate, Ltd...................................     15,573       8,605
#    Shriro Holdings, Ltd...................................    148,697      52,689
#    Sigma Healthcare, Ltd..................................  3,411,098   1,259,847
# *  Silver Lake Resources, Ltd.............................  2,369,915     869,155
     Sims Metal Management, Ltd.............................  1,382,214  11,083,430
     SmartGroup Corp., Ltd..................................    598,299   4,236,842
     Southern Cross Media Group, Ltd........................  3,380,274   2,738,744
     Spark Infrastructure Group............................. 11,690,859  19,060,125
*    Specialty Fashion Group, Ltd...........................     50,549      41,346
#    SpeedCast International, Ltd...........................  2,040,350   5,216,267
     St Barbara, Ltd........................................  4,256,889  12,566,295
     Steadfast Group, Ltd...................................  5,573,447  11,752,512

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- ------------
AUSTRALIA -- (Continued)
*    Strike Energy, Ltd.....................................  1,969,468 $    149,783
*    Sundance Energy Australia, Ltd......................... 29,378,950    1,739,523
     Sunland Group, Ltd.....................................  1,211,896    1,326,858
#    Super Retail Group, Ltd................................  1,318,324    6,760,659
# *  Superloop, Ltd.........................................    354,006      436,901
# *  Syrah Resources, Ltd...................................  2,205,354    2,508,394
#    Tassal Group, Ltd......................................  1,445,473    4,233,164
#    Technology One, Ltd....................................  1,900,986    7,345,566
*    Terracom, Ltd..........................................     66,775       25,379
#    Thorn Group, Ltd.......................................    744,756      304,159
*    Tiger Resources, Ltd...................................  9,447,997       25,090
     Tribune Resources, Ltd.................................      3,093       10,565
*    Troy Resources, Ltd....................................    372,547       25,457
#    Villa World, Ltd.......................................    885,139    1,260,993
# *  Village Roadshow, Ltd..................................    997,545    1,606,136
# *  Virgin Australia Holdings, Ltd......................... 11,378,469    1,613,878
     Virtus Health, Ltd.....................................    558,943    1,992,115
     Vita Group, Ltd........................................    256,327      189,173
# *  Vocus Group, Ltd.......................................  2,995,147    7,308,708
*    Watpac, Ltd............................................    760,701      499,298
     Webjet, Ltd............................................    807,424    7,484,692
#    Webster, Ltd...........................................     92,933      105,304
     Western Areas, Ltd.....................................  1,937,453    3,096,928
# *  Westgold Resources, Ltd................................  1,720,915    1,343,751
     WiseTech Global, Ltd...................................      8,123       92,900
     WorleyParsons, Ltd.....................................  1,206,057   12,474,529
     WPP AUNZ, Ltd..........................................  1,664,014      661,552
     Xenith IP Group, Ltd...................................      9,607        8,518
                                                             ---------- ------------
TOTAL AUSTRALIA.............................................             957,976,331
                                                                        ------------
CHINA -- (0.0%)
*    GCL New Energy Holdings, Ltd...........................     96,000        3,199
     Strong Petrochemical Holdings, Ltd.....................  1,034,000       63,645
     Xinghua Port Holdings, Ltd.............................  2,042,750      252,365
     Yeebo International Holdings, Ltd......................  2,204,000      293,112
                                                             ---------- ------------
TOTAL CHINA.................................................                 612,321
                                                                        ------------
HONG KONG -- (26.1%)
     Aeon Credit Service Asia Co., Ltd......................    752,000      628,583
     Aeon Stores Hong Kong Co., Ltd.........................    248,000      129,791
#    Agritrade Resources, Ltd............................... 26,080,000    5,198,191
     Alco Holdings, Ltd.....................................  1,614,000      225,047
     Allan International Holdings...........................     32,000        7,047
     Allied Group, Ltd......................................    661,200    3,564,648
#    Allied Properties HK, Ltd.............................. 12,731,857    2,733,582
     Alltronics Holdings, Ltd...............................  2,500,600      411,627
     APAC Resources, Ltd....................................  2,270,888      325,295
# *  Applied Development Holdings, Ltd...................... 14,125,000    1,046,384
     APT Satellite Holdings, Ltd............................  3,042,500      975,611
     Arts Optical International Hldgs, Ltd..................    730,000      176,816
     Asia Financial Holdings, Ltd...........................  2,404,908    1,294,352
*    Asia Investment Finance Group, Ltd..................... 15,652,000      133,442
     Asia Pacific Silk Road Investment Co., Ltd.............  2,200,000       18,235
     Asia Satellite Telecommunications Holdings, Ltd........    934,500      637,482
     Asia Standard Hotel Group, Ltd......................... 33,751,654    1,483,731
#    Asia Standard International Group, Ltd................. 13,222,917    2,487,798

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CONTINUED


                                                               SHARES    VALUE>>
                                                             ---------- ----------
HONG KONG -- (Continued)
     Asiasec Properties, Ltd................................  1,394,000 $  695,493
     Associated International Hotels, Ltd...................    952,000  2,669,776
*    Auto Italia Holdings...................................  1,900,000     17,393
     Automated Systems Holdings, Ltd........................    404,400     46,581
*    BeijingWest Industries International, Ltd..............  1,277,600    130,712
     Best Food Holding Co., Ltd.............................    996,000    141,282
*    Bison Finance Group, Ltd...............................    712,000    110,255
#    BOE Varitronix, Ltd....................................  3,149,293    910,751
*    Bonjour Holdings, Ltd.................................. 14,578,600    419,482
     Bossini International Holdings, Ltd....................  2,119,500     74,337
#    Bright Smart Securities & Commodities Group, Ltd.......  7,004,000  1,327,854
*    Brightoil Petroleum Holdings, Ltd......................  9,991,000  1,911,068
# *  Brockman Mining, Ltd................................... 22,810,814    511,699
*    Burwill Holdings, Ltd.................................. 35,754,960    740,172
     Cafe de Coral Holdings, Ltd............................  3,206,000  6,948,208
# *  Camsing International Holding, Ltd.....................  3,216,000  2,530,372
*    Cash Financial Services Group, Ltd.....................  2,934,000     24,455
*    CCT Land Holdings, Ltd................................. 18,640,000     23,770
*    CEFC Hong Kong Financial Investment Co., Ltd...........    810,000     16,643
     Century City International Holdings, Ltd...............  6,871,460    606,447
#    CGN Mining Co., Ltd....................................  4,855,000    144,036
*    Champion Technology Holdings, Ltd......................  4,793,946    216,989
     Chen Hsong Holdings....................................  1,212,000    354,370
     Cheuk Nang Holdings, Ltd...............................    679,350    412,837
     Chevalier International Holdings, Ltd..................    820,989  1,170,303
*    China Baoli Technologies Holdings, Ltd.................  1,147,500     73,184
*    China Best Group Holding, Ltd..........................  4,250,000    102,972
*    China Chuanglian Education Financial Group, Ltd........  5,416,000     53,167
     China Display Optoelectronics Technology Holdings,
       Ltd..................................................  4,928,000    441,699
*    China Energy Development Holdings, Ltd................. 56,266,000    839,755
     China Flavors & Fragrances Co., Ltd....................  2,121,028    716,242
*    China Fortune Financial Group, Ltd.....................  6,570,000     64,797
#    China Goldjoy Group, Ltd............................... 18,756,000    767,946
# *  China LNG Group, Ltd...................................  7,164,001    988,990
*    China Ludao Technology Co., Ltd........................    580,000     88,308
*    China Medical & HealthCare Group, Ltd.................. 43,506,800  1,115,855
     China Motor Bus Co., Ltd...............................     60,600    739,305
# *  China Shandong Hi-Speed Financial Group, Ltd...........  9,144,000    288,750
# *  China Soft Power Technology Holdings, Ltd.............. 29,128,402    182,761
*    China Solar Energy Holdings, Ltd.......................  1,669,500      7,185
*    China Star Entertainment, Ltd..........................  8,950,000    697,999
# *  China Strategic Holdings, Ltd.......................... 79,596,250    579,812
     China Ting Group Holdings, Ltd.........................  2,565,151    128,457
*    China Tonghai International Financial, Ltd.............  1,300,000    116,599
     Chinese Estates Holdings, Ltd..........................  3,104,500  2,921,853
*    Chinlink International Holdings, Ltd...................    909,800     98,560
     Chinney Investments, Ltd...............................  1,180,000    367,333
     Chong Hing Bank, Ltd...................................    196,000    330,329
     Chow Sang Sang Holdings International, Ltd.............  2,446,000  3,966,748
     CHTC Fong's International Co., Ltd.....................     42,000      5,125
     Chuang's China Investments, Ltd........................  8,571,407    518,760
     Chuang's Consortium International, Ltd.................  7,399,043  1,342,941
     CITIC Telecom International Holdings, Ltd.............. 13,219,125  4,150,960
#    CK Life Sciences Intl Holdings, Inc.................... 23,450,000  1,180,928
*    CMMB Vision Holdings, Ltd..............................  9,204,000    117,675
     CNQC International Holdings, Ltd.......................  4,480,000    966,260

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ----------- ----------
HONG KONG -- (Continued)
     CNT Group, Ltd.........................................   8,303,264 $  367,193
# *  Common Splendor International Health Industry Group,
       Ltd..................................................  15,118,000  1,292,950
*    Continental Holdings, Ltd..............................     450,000      6,365
#    Convenience Retail Asia, Ltd...........................     142,000     59,797
# *  Convoy Global Holdings, Ltd............................  38,622,000    154,154
*    Cosmopolitan International Holdings, Ltd...............   3,280,000    540,628
#    Cowell e Holdings, Inc.................................   5,499,000    631,066
*    CP Lotus Corp..........................................  11,880,000    149,714
*    Crocodile Garments.....................................   2,196,000    176,316
     Cross-Harbour Holdings, Ltd. (The).....................   1,526,645  2,551,665
     CSI Properties, Ltd....................................  47,046,383  1,840,112
*    CST Group, Ltd......................................... 140,296,000    412,590
*    Culturecom Holdings, Ltd...............................      45,000      1,837
     CW Group Holdings, Ltd.................................   1,361,500     40,106
     Dah Sing Banking Group, Ltd............................   4,055,516  7,717,353
     Dah Sing Financial Holdings, Ltd.......................   1,691,344  9,079,052
#    Dickson Concepts International, Ltd....................   1,466,000    636,617
*    Digital Domain Holdings, Ltd...........................  34,370,000    470,033
# *  Dingyi Group Investment, Ltd...........................   1,810,000    115,971
*    DTXS Silk Road Investment Holdings Co., Ltd............      42,000     21,176
     Dynamic Holdings, Ltd..................................      70,000     56,311
     Eagle Nice International Holdings, Ltd.................   2,154,000    865,477
     EcoGreen International Group, Ltd......................   1,994,640    400,008
*    eForce Holdings, Ltd...................................   8,360,000    124,345
*    Elegance Optical International Holdings, Ltd...........     740,000     43,432
     Emperor Capital Group, Ltd.............................  31,527,000  1,491,210
     Emperor Entertainment Hotel, Ltd.......................   5,040,000    907,069
#    Emperor International Holdings, Ltd....................   9,980,753  2,445,131
     Emperor Watch & Jewellery, Ltd.........................  30,690,000  1,214,411
#    Enerchina Holdings, Ltd................................  15,239,400    759,534
*    Energy International Investments Holdings, Ltd.........     680,000     17,531
*    ENM Holdings, Ltd......................................  16,604,000  1,448,652
# *  Esprit Holdings, Ltd...................................  18,057,850  4,111,063
*    Eternity Investment, Ltd...............................     830,000     19,459
     Fairwood Holdings, Ltd.................................     877,100  2,924,020
     Far East Consortium International, Ltd.................  10,737,463  5,054,506
*    Far East Holdings International, Ltd...................   1,911,000    110,160
# *  FIH Mobile, Ltd........................................  28,627,000  2,669,855
     First Pacific Co., Ltd.................................  13,746,000  6,151,429
*    First Shanghai Investments, Ltd........................   7,496,000    431,680
     Fountain SET Holdings, Ltd.............................   6,628,000    872,906
     Four Seas Mercantile Holdings, Ltd.....................     610,000    276,596
*    Freeman FinTech Corp., Ltd............................. 181,300,000    997,480
#    Future Bright Holdings, Ltd............................   3,288,000    331,737
     Genting Hong Kong, Ltd.................................      71,000     10,252
     Get Nice Financial Group, Ltd..........................   2,382,600    259,195
     Get Nice Holdings, Ltd.................................  56,380,000  1,729,379
     Giordano International, Ltd............................  13,596,000  6,041,777
# *  Global Brands Group Holding, Ltd.......................  69,204,000  3,844,482
     Glorious Sun Enterprises, Ltd..........................   4,328,000    459,559
     Gold Peak Industries Holdings, Ltd.....................   3,029,642    296,369
     Golden Resources Development International, Ltd........   3,150,500    180,995
# *  Gold-Finance Holdings, Ltd.............................   9,780,000  2,184,031
# *  Good Resources Holdings, Ltd...........................   9,720,000    239,462
#    Goodbaby International Holdings, Ltd...................   6,270,000  1,945,669
*    GR Properties, Ltd.....................................   2,204,000    209,775

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES      VALUE>>
                                                             ----------- -----------
HONG KONG -- (Continued)
     Great Eagle Holdings, Ltd..............................     728,248 $ 3,325,688
*    Greenheart Group, Ltd..................................   1,069,400      99,609
*    Greentech Technology International, Ltd................   6,240,000      58,513
*    G-Resources Group, Ltd................................. 246,174,600   1,575,000
     Guangnan Holdings, Ltd.................................   2,363,600     272,335
#    Guotai Junan International Holdings, Ltd...............  35,910,797   6,529,272
#    Haitong International Securities Group, Ltd............  20,987,400   6,879,214
     Hang Lung Group, Ltd...................................     123,000     302,818
     Hanison Construction Holdings, Ltd.....................   2,405,649     415,169
*    Hao Tian Development Group, Ltd........................  19,412,400     600,645
     Harbour Centre Development, Ltd........................     935,500   1,687,739
     High Fashion International, Ltd........................     250,000      55,140
*    HJ Capital International Holdings Co., Ltd.............   1,900,000      22,830
     HKBN, Ltd..............................................   6,627,000   9,948,969
*    HKBridge Financial Holdings, Ltd.......................     103,000      12,832
     HKR International, Ltd.................................   7,166,969   3,417,816
     Hoifu Energy Group, Ltd................................   2,088,000     266,260
     Hon Kwok Land Investment Co., Ltd......................     388,800     184,729
     Hong Kong Aircraft Engineering Co., Ltd................     157,200   1,434,242
     Hong Kong Ferry Holdings Co., Ltd......................     866,300     875,556
*    Hong Kong Finance Investment Holding Group, Ltd........   4,572,000     584,338
#    Hong Kong International Construction Investment
       Management Group Co., Ltd............................   2,892,000     815,015
     Hong Kong Shanghai Alliance Holdings, Ltd..............   1,248,002     106,018
# *  Hong Kong Television Network, Ltd......................   4,782,751   1,315,550
#    Hongkong & Shanghai Hotels, Ltd. (The).................   3,622,845   4,999,387
     Hongkong Chinese, Ltd..................................   5,038,000     577,726
#    Honma Golf, Ltd........................................   1,028,500     821,296
     Hop Hing Group Holdings, Ltd...........................  13,596,000     260,595
     Hopewell Holdings, Ltd.................................   3,604,500  11,137,195
# *  Hsin Chong Group Holdings, Ltd.........................  10,323,403      86,358
#    Huarong International Financial Holdings, Ltd..........     732,000      65,060
# *  Huarong Investment Stock Corp., Ltd....................   1,050,000      34,117
*    Huisheng International Holdings, Ltd...................   1,128,000      22,951
     Hung Hing Printing Group, Ltd..........................   3,040,000     446,171
#    Hutchison Telecommunications Hong Kong Holdings, Ltd...  14,462,000   5,338,517
*    I-CABLE Communications, Ltd............................   3,210,000      54,955
     IGG, Inc...............................................  12,806,000  13,575,737
*    Imagi International Holdings, Ltd......................   2,590,300     551,706
     International Housewares Retail Co., Ltd...............   1,459,000     307,676
     IPE Group, Ltd.........................................   3,345,000     452,098
# *  IRC, Ltd...............................................  29,662,266     304,326
     IT, Ltd................................................   5,092,532   2,336,455
#    ITC Properties Group, Ltd..............................   6,221,372   1,780,630
     Jacobson Pharma Corp., Ltd.............................   1,992,000     410,966
     Johnson Electric Holdings, Ltd.........................   2,731,250   6,126,294
     Kader Holdings Co., Ltd................................     788,000      97,766
     Kam Hing International Holdings, Ltd...................   1,830,000     165,667
     Karrie International Holdings, Ltd.....................   2,278,000     276,209
#    Keck Seng Investments..................................     912,600     716,970
     Kerry Logistics Network, Ltd...........................   3,255,000   5,162,118
     Kin Yat Holdings, Ltd..................................     242,000      40,195
     Kingmaker Footwear Holdings, Ltd.......................   2,248,955     481,201
     Kingston Financial Group, Ltd..........................      10,000       2,317
*    KK Culture Holdings, Ltd...............................     120,000      25,107
     Kowloon Development Co., Ltd...........................   2,982,000   3,071,791

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
HONG KONG -- (Continued)
*    Kwan On Holdings, Ltd..................................  2,340,000 $   173,337
     Kwoon Chung Bus Holdings, Ltd..........................     44,000      24,134
     Lai Sun Development Co., Ltd...........................  2,025,910   2,938,848
     Lai Sun Garment International, Ltd.....................    673,055     860,663
     Lam Soon Hong Kong, Ltd................................    302,310     493,569
*    Landing International Development, Ltd.................  2,796,400     583,188
     Landsea Green Group Co., Ltd...........................  2,788,000     299,256
     Langham Hospitality Investments and Langham
       Hospitality Investments, Ltd.........................  1,152,000     409,835
# *  LEAP Holdings Group, Ltd...............................  5,160,000     369,656
     Lifestyle International Holdings, Ltd..................  2,741,000   4,739,826
     Lippo China Resources, Ltd............................. 20,922,000     439,357
     Lippo, Ltd.............................................  1,161,700     396,626
     Liu Chong Hing Investment, Ltd.........................  1,387,200   2,031,400
     L'Occitane International SA............................  2,025,250   3,793,051
*    LT Commercial Real Estate, Ltd.........................     40,000      27,505
     Luk Fook Holdings International, Ltd...................  3,976,000  13,119,437
     Luks Group Vietnam Holdings Co., Ltd...................    514,913     137,364
     Lung Kee Bermuda Holdings..............................  1,577,875     676,994
#    Macau Legend Development, Ltd.......................... 18,092,000   3,164,221
     Magnificent Hotel Investment, Ltd...................... 13,170,000     303,372
*    Magnus Concordia Group, Ltd............................  8,740,000     229,361
*    Man Sang International, Ltd............................    132,000       8,304
#    Man Wah Holdings, Ltd.................................. 17,870,800   8,246,406
*    Mason Group Holdings, Ltd.............................. 86,653,399   1,570,357
*    Master Glory Group, Ltd................................    394,860         906
*    Master Glory Group, Ltd................................ 41,360,592      94,937
     Matrix Holdings, Ltd...................................  1,067,414     336,509
*    Maxnerva Technology Services, Ltd......................    982,000      94,922
*    Mei Ah Entertainment Group, Ltd........................  1,080,000      31,972
     Meilleure Health International Industry Group, Ltd.....  2,118,000     111,352
     Melbourne Enterprises, Ltd.............................     39,500     948,384
     Microport Scientific Corp..............................  3,759,000   4,487,670
     Midland Holdings, Ltd..................................  5,254,000     885,171
*    Midland IC&I, Ltd......................................  2,223,375      57,492
     Ming Fai International Holdings, Ltd...................  2,148,000     272,468
#    Miramar Hotel & Investment.............................  1,081,000   1,872,499
     Modern Dental Group, Ltd...............................  2,336,000     388,946
# *  Mongolian Mining Corp.................................. 19,677,500     410,407
     Morris Holdings, Ltd...................................  1,392,000     175,591
     NagaCorp., Ltd.........................................  9,236,000   8,467,775
     Nameson Holdings, Ltd..................................  7,966,000     724,829
#    Nanfang Communication Holdings, Ltd....................    584,000     381,622
     Nanyang Holdings, Ltd..................................    133,500     899,543
     National Electronics Hldgs.............................  2,668,600     374,892
*    National United Resources Holdings, Ltd................ 18,280,000      62,006
*    Neo-Neon Holdings, Ltd.................................  2,625,500     214,793
*    New Century Group Hong Kong, Ltd....................... 13,351,464     219,126
*    NEW Concepts Holdings, Ltd.............................  1,012,000     337,787
*    New Sports Group, Ltd..................................  2,566,000     106,902
*    New Times Energy Corp., Ltd............................ 10,056,600     171,788
# *  NewOcean Energy Holdings, Ltd.......................... 10,212,000   3,706,327
*    Newtree Group Holdings, Ltd............................  9,900,000     670,086
*    Nimble Holdings Co., Ltd...............................  1,002,000      86,338
*    OCI International Holdings, Ltd........................     56,000      10,752
     On Time Logistics Holdings, Ltd........................    104,000      29,840
#    OP Financial, Ltd......................................  8,200,000   2,647,510

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES    VALUE>>
                                                             ---------- ----------
HONG KONG -- (Continued)
     Orange Sky Golden Harvest Entertainment Holdings,
       Ltd.................................................. 10,874,706 $  501,051
     Oriental Watch Holdings................................  3,224,800    713,307
*    Pacific Andes International Holdings, Ltd.............. 19,435,067     67,907
     Pacific Basin Shipping, Ltd............................ 35,211,000  7,715,133
     Pacific Textiles Holdings, Ltd.........................  8,287,000  8,368,516
     Pak Fah Yeow International, Ltd........................      5,000      1,959
     Paliburg Holdings, Ltd.................................  3,180,830  1,163,102
# *  Paradise Entertainment, Ltd............................  3,652,000    386,133
     PC Partner Group, Ltd..................................  2,508,000    924,884
     Pegasus International Holdings, Ltd....................    172,000     21,713
     Perfect Shape Medical, Ltd.............................  4,076,000  1,008,359
#    Pico Far East Holdings, Ltd............................  5,886,000  1,991,617
*    Pine Technology Holdings, Ltd..........................    326,000     25,821
     Playmates Holdings, Ltd................................  7,082,000    922,189
     Playmates Toys, Ltd....................................  6,328,000    516,526
     Plover Bay Technologies, Ltd...........................  2,192,000    313,915
#    Pokfulam Development Co................................    234,000    509,603
     Polytec Asset Holdings, Ltd............................ 12,998,526  1,093,343
*    PT International Development Co., Ltd..................  4,365,150    276,603
     Public Financial Holdings, Ltd.........................  3,166,000  1,279,321
*    PuraPharm Corp., Ltd...................................     41,000      7,830
*    PYI Corp., Ltd......................................... 30,759,973    454,797
     Qianhai Health Holdings, Ltd...........................    107,749      4,141
*    Quali-Smart Holdings, Ltd..............................    152,000     11,861
*    Rare Earth Magnesium Technology Group Holdings, Ltd....  6,850,000    271,627
# *  Realord Group Holdings, Ltd............................  3,664,000  2,126,693
     Regal Hotels International Holdings, Ltd...............  2,937,800  1,582,881
*    Regent Pacific Group, Ltd.............................. 10,120,000    303,894
#    Regina Miracle International Holdings, Ltd.............  2,165,000  1,089,712
#    Sa Sa International Holdings, Ltd...................... 15,869,522  6,114,362
     Safety Godown Co., Ltd.................................    400,000    674,117
     SAS Dragon Holdings, Ltd...............................  2,182,000    666,730
#    SEA Holdings, Ltd......................................  1,669,523  1,903,687
#    Shenwan Hongyuan HK, Ltd...............................  4,291,250    870,605
     Shun Ho Property Investments, Ltd......................  1,254,757    420,520
     Shun Tak Holdings, Ltd................................. 14,673,419  4,695,397
# *  Shunten International Holdings, Ltd.................... 12,852,000    351,108
*    Silver Base Group Holdings, Ltd........................  6,728,515    430,321
*    Sincere Watch Hong Kong, Ltd...........................  4,450,000     52,488
     Sing Tao News Corp., Ltd...............................  1,974,000    211,247
     Singamas Container Holdings, Ltd....................... 12,870,000  2,069,429
     SIS International Holdings.............................     34,000     19,706
     SITC International Holdings Co., Ltd...................  4,210,000  3,093,182
#    Sitoy Group Holdings, Ltd..............................  2,487,000    825,828
*    Sky Light Holdings, Ltd................................    454,000     29,766
     SmarTone Telecommunications Holdings, Ltd..............  4,228,481  5,877,725
*    SOCAM Development, Ltd.................................  1,514,170    367,458
# *  Solartech International Holdings, Ltd.................. 19,120,000  1,908,694
*    Solomon Systech International, Ltd..................... 11,998,000    364,645
     Soundwill Holdings, Ltd................................    645,500    845,036
*    South China Financial Holdings, Ltd.................... 21,850,000     33,661
*    South China Holdings Co., Ltd.......................... 17,774,502    492,016
*    South Shore Holdings, Ltd..............................    156,750      7,326
     Stella International Holdings, Ltd.....................  2,204,000  2,204,772
     Stelux Holdings International, Ltd.....................  1,501,400     46,436

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
HONG KONG -- (Continued)
*    Success Universe Group, Ltd............................  6,716,000 $   240,286
# *  Summit Ascent Holdings, Ltd............................  8,864,000   1,085,680
     Sun Hing Vision Group Holdings, Ltd....................    358,000     116,889
     Sun Hung Kai & Co., Ltd................................  5,357,429   2,416,122
#    SUNeVision Holdings, Ltd...............................  1,066,000     575,632
*    Synergy Group Holdings International, Ltd..............    652,000     103,253
     TAI Cheung Holdings, Ltd...............................  2,176,000   2,029,058
     Tai Sang Land Development, Ltd.........................    781,910     483,871
#    Tai United Holdings, Ltd...............................    670,000      23,990
*    Talent Property Group, Ltd............................. 14,355,000      82,528
#    Tan Chong International, Ltd...........................  1,176,000     374,881
#    Tao Heung Holdings, Ltd................................  1,468,000     247,456
     Television Broadcasts, Ltd.............................  2,821,900   5,958,453
*    Termbray Industries International Holdings, Ltd........  2,252,900     113,052
     Tern Properties Co., Ltd...............................     51,200      27,576
#    Texwinca Holdings, Ltd.................................  7,124,000   2,426,464
*    TFG International Group, Ltd...........................  1,376,000      42,857
*    Theme International Holdings, Ltd......................  3,620,000      63,648
#    Tian Teck Land, Ltd....................................  1,024,000   1,110,927
     TK Group Holdings, Ltd.................................  1,120,000     597,739
*    TOM Group, Ltd.........................................  1,094,000     268,732
# *  Town Health International Medical Group, Ltd...........  6,692,000     588,818
     Tradelink Electronic Commerce, Ltd.....................  5,738,000     834,969
     Transport International Holdings, Ltd..................  1,455,464   3,619,467
*    Trinity, Ltd...........................................  8,046,000     324,158
*    TSC Group Holdings, Ltd................................  3,163,000     193,593
     Tsui Wah Holdings, Ltd.................................  4,630,000     436,542
     Union Medical Healthcare, Ltd..........................  1,850,097     935,260
#    United Laboratories International Holdings, Ltd.
       (The)................................................  7,572,000   5,262,305
*    Universal Technologies Holdings, Ltd...................  7,410,000     212,371
*    Universe Entertainment and Culture Group Co., Ltd......    405,000      26,352
*    Up Energy Development Group, Ltd.......................  3,929,000      12,125
     Upbest Group, Ltd......................................     72,000       9,579
*    Value Convergence Holdings, Ltd........................  8,372,000     600,643
     Value Partners Group, Ltd..............................  8,027,000   5,986,706
     Vanke Property Overseas, Ltd...........................     49,000      29,484
     Vantage International Holdings, Ltd....................  3,160,000     234,267
     Vedan International Holdings, Ltd......................  3,576,000     351,056
     Victory City International Holdings, Ltd............... 37,535,660     551,522
     Vitasoy International Holdings, Ltd....................  5,049,000  16,095,738
#    VPower Group International Holdings, Ltd...............  1,330,000     523,379
#    VSTECS Holdings, Ltd...................................  7,347,600   3,487,759
     VTech Holdings, Ltd....................................  1,282,800  15,070,877
     Wai Kee Holdings, Ltd..................................  7,558,738   3,546,230
*    Wan Kei Group Holdings, Ltd............................    730,000      58,542
     Wang On Group, Ltd..................................... 38,320,000     357,592
# *  We Solutions, Ltd......................................  8,956,000     607,016
     Win Hanverky Holdings, Ltd.............................  3,074,000     259,046
*    Winfull Group Holdings, Ltd............................  9,512,000     136,427
     Wing On Co. International, Ltd.........................    759,000   2,518,175
     Wing Tai Properties, Ltd...............................  2,165,331   1,439,692
*    Wonderful Sky Financial Group Holdings, Ltd............  1,386,000     216,537
     Wong's International Holdings, Ltd.....................    432,641     141,181
     Wong's Kong King International.........................     32,000       4,252
     Yangtzekiang Garment, Ltd..............................    500,500     180,764
# *  Yat Sing Holdings, Ltd.................................  1,385,000      33,519
     Yau Lee Holdings, Ltd..................................    388,000      68,069

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- ------------
HONG KONG -- (Continued)
     YGM Trading, Ltd.......................................    447,000 $    393,841
     YT Realty Group, Ltd...................................    749,000      230,099
     YTO Express Holdings, Ltd..............................     40,000       11,528
#    Yugang International, Ltd.............................. 91,398,000    2,756,515
# *  Yunfeng Financial Group, Ltd...........................    360,000      177,064
*    ZH International Holdings, Ltd.........................    280,000        8,586
                                                             ---------- ------------
TOTAL HONG KONG.............................................             474,967,346
                                                                        ------------
NEW ZEALAND -- (5.6%)
     Abano Healthcare Group, Ltd............................     49,184      235,927
     Air New Zealand, Ltd...................................    548,222    1,002,342
#    Arvida Group, Ltd......................................    532,456      451,656
     Briscoe Group, Ltd.....................................      2,235        4,875
     CBL Corp., Ltd.........................................     52,334       40,598
#    Chorus, Ltd............................................  2,823,444    8,760,943
     Colonial Motor Co., Ltd. (The).........................    144,588      750,500
     Comvita, Ltd...........................................     22,618       84,261
     EBOS Group, Ltd........................................    449,499    6,126,853
     Evolve Education Group, Ltd............................     36,611       10,305
     Freightways, Ltd.......................................    964,970    4,649,587
     Genesis Energy, Ltd....................................  2,127,349    3,249,846
     Gentrack Group, Ltd....................................     79,007      347,947
     Hallenstein Glasson Holdings, Ltd......................    296,323    1,140,774
     Heartland Group Holdings, Ltd..........................  1,432,961    1,363,964
     Infratil, Ltd..........................................  3,881,965    8,678,171
#    Investore Property, Ltd................................    174,811      173,387
     Kathmandu Holdings, Ltd................................    835,391    1,465,572
     Mainfreight, Ltd.......................................    511,030    9,485,688
     Methven, Ltd...........................................     96,877       74,595
     Metlifecare, Ltd.......................................    890,368    3,392,384
#    Metro Performance Glass, Ltd...........................     76,447       42,037
#    Millennium & Copthorne Hotels New Zealand, Ltd.........    395,725      805,660
     NEW Zealand King Salmon Investments, Ltd...............     13,526       23,518
     New Zealand Refining Co., Ltd. (The)...................    718,881    1,105,710
     NZME, Ltd..............................................     16,366        6,960
     NZME, Ltd..............................................    945,851      402,789
#    NZX, Ltd...............................................  1,071,454      736,208
     Oceania Healthcare, Ltd................................    285,106      214,447
*    Pacific Edge, Ltd......................................    442,720      115,839
     PGG Wrightson, Ltd.....................................  1,130,027      428,317
     Port of Tauranga, Ltd..................................    951,169    3,158,551
*    Pushpay Holdings, Ltd..................................    517,601    1,206,122
#    Restaurant Brands New Zealand, Ltd.....................    834,838    4,679,732
*    Rubicon, Ltd...........................................  1,442,620      235,929
     Sanford, Ltd...........................................    388,865    1,892,324
     Scales Corp., Ltd......................................    297,306      897,772
     Scott Technology, Ltd..................................     45,734       91,385
*    Serko, Ltd.............................................     24,873       52,472
#    Skellerup Holdings, Ltd................................    739,935      986,360
     SKY Network Television, Ltd............................    230,695      338,277
     SKYCITY Entertainment Group, Ltd.......................  4,690,050   11,745,722
#    Steel & Tube Holdings, Ltd.............................    406,585      340,311
     Summerset Group Holdings, Ltd..........................  1,232,905    5,374,182
*    Synlait Milk, Ltd......................................    284,409    1,618,772
     Tilt Renewables, Ltd...................................     87,581      131,145
     Tourism Holdings, Ltd..................................    522,907    1,709,078

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- ------------
NEW ZEALAND -- (Continued)
*    TOWER, Ltd.............................................  2,065,565 $    999,142
#    Trade Me Group, Ltd....................................  2,203,470    6,985,466
     Trustpower, Ltd........................................    227,918      909,790
     Turners Automotive Group, Ltd..........................     25,820       47,271
#    Vector, Ltd............................................  1,182,248    2,628,573
     Vista Group International, Ltd.........................    142,186      348,461
#    Warehouse Group, Ltd. (The)............................    303,126      416,239
     Z Energy, Ltd..........................................     51,678      206,107
                                                             ---------- ------------
TOTAL NEW ZEALAND...........................................             102,370,843
                                                                        ------------
SINGAPORE -- (10.1%)
*    Abterra, Ltd...........................................    230,320        4,864
     Accordia Golf Trust....................................  4,016,300    1,435,386
#    AEM Holdings, Ltd......................................  2,072,100    1,202,174
#    Amara Holdings, Ltd....................................    974,800      302,691
#    Ascendas India Trust...................................  3,404,900    2,652,049
*    ASL Marine Holdings, Ltd...............................    148,950        8,256
     Avarga, Ltd............................................  3,076,900      437,417
*    Baker Technology, Ltd..................................    289,580       99,282
     Banyan Tree Holdings, Ltd..............................  1,145,200      413,770
#    Best World International, Ltd..........................  3,657,250    4,769,961
#    Bonvests Holdings, Ltd.................................    950,000      892,475
     Boustead Projects, Ltd.................................    497,612      292,851
     Boustead Singapore, Ltd................................  1,898,536    1,071,237
#    BreadTalk Group, Ltd...................................  2,058,300    1,280,192
#    Bukit Sembawang Estates, Ltd...........................  1,192,003    4,602,631
     Bund Center Investment, Ltd............................    659,825      296,023
#    Centurion Corp., Ltd...................................  1,342,000      407,362
#    China Aviation Oil Singapore Corp., Ltd................  2,654,599    2,645,484
#    China Sunsine Chemical Holdings, Ltd...................  1,857,700    1,383,237
#    Chip Eng Seng Corp., Ltd...............................  3,729,600    1,807,489
     Chuan Hup Holdings, Ltd................................  3,800,000      809,600
#    CITIC Envirotech, Ltd..................................  1,618,100      468,361
*    Cityneon Holdings, Ltd.................................    666,000      621,644
     Civmec, Ltd............................................    162,700       58,572
# *  COSCO Shipping International Singapore Co., Ltd........  8,120,500    2,085,687
# *  Creative Technology, Ltd...............................    483,450    2,151,887
#    CSE Global, Ltd........................................  4,077,500    1,326,834
*    Del Monte Pacific, Ltd.................................  2,449,764      309,839
     Delfi, Ltd.............................................    788,500      727,559
     Delong Holdings, Ltd...................................    148,300      704,098
     Duty Free International, Ltd...........................    720,700      101,558
*    Dyna-Mac Holdings, Ltd.................................  2,007,300      159,326
     Elec & Eltek International Co., Ltd....................    163,500      210,008
     EnGro Corp., Ltd.......................................    238,500      147,993
# *  Ezion Holdings, Ltd.................................... 37,496,778    1,518,685
# *  Ezra Holdings, Ltd..................................... 12,922,168       98,123
     Far East Orchard, Ltd..................................  1,168,203    1,063,887
#    First Resources, Ltd...................................  5,034,100    5,740,622
     First Sponsor Group, Ltd...............................    484,728      444,707
     Food Empire Holdings, Ltd..............................  1,418,200      563,638
# *  Fragrance Group, Ltd...................................  6,077,000      624,187
     Fraser and Neave, Ltd..................................      8,000       10,114
#    Frencken Group, Ltd....................................  1,066,300      320,493
#    Fu Yu Corp., Ltd.......................................  2,542,400      312,423
*    Gallant Venture, Ltd...................................  4,992,500      477,325

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES    VALUE>>
                                                             ---------- ----------
SINGAPORE -- (Continued)
#    Geo Energy Resources, Ltd..............................  4,030,900 $  671,283
     GK Goh Holdings, Ltd...................................  1,484,065  1,009,300
     GL, Ltd................................................  3,431,500  1,811,732
#    Golden Agri-Resources, Ltd............................. 29,422,000  5,424,532
#    Golden Energy & Resources, Ltd.........................    603,700     98,206
     GP Industries, Ltd.....................................  2,567,609  1,250,146
#    GuocoLand, Ltd.........................................  1,624,414  1,959,403
#    Halcyon Agri Corp., Ltd................................  1,718,048    594,931
#    Hanwell Holdings, Ltd..................................  1,888,219    292,833
#    Haw Par Corp., Ltd.....................................    221,400  2,055,236
#    Health Management International, Ltd...................  1,746,730    681,694
#    Hiap Hoe, Ltd..........................................    498,000    303,323
# *  Hi-P International, Ltd................................  1,451,800    799,223
     Ho Bee Land, Ltd.......................................  1,623,600  2,851,043
#    Hong Fok Corp., Ltd....................................  3,531,394  1,695,319
*    Hong Leong Asia, Ltd...................................  1,830,000    760,775
     Hong Leong Finance, Ltd................................    584,100  1,067,197
     Hotel Grand Central, Ltd...............................  1,626,983  1,560,204
     Hour Glass, Ltd. (The).................................  1,814,832    831,281
     Hutchison Port Holdings Trust.......................... 13,641,000  3,355,550
     Hwa Hong Corp., Ltd....................................  2,123,500    460,454
# *  Hyflux, Ltd............................................  3,707,700     37,078
     iFAST Corp., Ltd.......................................    886,000    755,503
#    Indofood Agri Resources, Ltd...........................  3,498,500    505,826
     Isetan Singapore, Ltd..................................    119,000    307,562
#    Japfa, Ltd.............................................  3,954,200  1,900,288
#    k1 Ventures, Ltd.......................................  1,005,220     71,120
#    Keppel Infrastructure Trust............................ 12,259,032  4,074,195
     Keppel Telecommunications & Transportation, Ltd........  1,369,300  1,827,616
     Koh Brothers Group, Ltd................................  1,432,000    254,721
#    KSH Holdings, Ltd......................................  1,278,300    489,274
#    Lian Beng Group, Ltd...................................  2,611,200    877,651
     Low Keng Huat Singapore, Ltd...........................    912,900    362,551
     Lum Chang Holdings, Ltd................................  1,094,030    272,620
#    M1, Ltd................................................  3,171,100  4,830,196
#    Mandarin Oriental International, Ltd...................  1,308,800  2,474,463
*    Marco Polo Marine, Ltd.................................  3,322,500     52,876
#    Memtech International, Ltd.............................    214,100    106,918
     Metro Holdings, Ltd....................................  2,860,392  2,212,878
     Mewah International, Inc...............................     89,000     17,429
     Micro-Mechanics Holdings, Ltd..........................        300        390
# *  Midas Holdings, Ltd....................................  9,643,353    501,261
# *  mm2 Asia, Ltd..........................................  2,558,800    674,650
# *  Nam Cheong, Ltd........................................  6,557,040     52,072
     Nera Telecommunications, Ltd...........................  1,143,400    235,424
     New Toyo International Holdings, Ltd...................  1,510,700    251,264
#    NSL, Ltd...............................................    409,900    343,868
#    OUE, Ltd...............................................  2,153,700  2,179,930
#    Oxley Holdings, Ltd....................................  6,958,356  1,513,090
# *  Pacc Offshore Services Holdings, Ltd...................  1,132,900    184,944
     Pan-United Corp., Ltd..................................  2,435,750    492,309
#    Penguin International, Ltd.............................    446,032     99,695
     Perennial Real Estate Holdings, Ltd....................    167,100     83,902
#    Q&M Dental Group Singapore, Ltd........................  2,269,300    852,843
     QAF, Ltd...............................................  1,526,980    810,252
# *  Raffles Education Corp., Ltd...........................  5,429,723    588,785
#    Raffles Medical Group, Ltd.............................  6,967,256  5,291,091

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES      VALUE>>
                                                               ---------- --------------
SINGAPORE -- (Continued)
       RHT Health Trust.......................................  3,131,500 $    1,672,802
       Riverstone Holdings, Ltd...............................  1,274,700      1,096,890
#      Roxy-Pacific Holdings, Ltd.............................    505,740        139,035
       SBS Transit, Ltd.......................................    926,200      1,732,466
       Sembcorp Marine, Ltd...................................  2,487,400      2,865,210
       Sheng Siong Group, Ltd.................................  5,336,200      4,162,529
       SHS Holdings, Ltd......................................  2,304,100        345,415
       SIA Engineering Co., Ltd...............................  1,101,700      2,250,572
#      SIIC Environment Holdings, Ltd.........................  4,929,320        960,117
#      Sinarmas Land, Ltd.....................................  6,897,100      1,274,854
#      Sing Holdings, Ltd.....................................  1,623,100        459,020
       Sing Investments & Finance, Ltd........................    324,075        343,935
       Singapore Post, Ltd.................................... 11,582,300      8,719,649
       Singapore Press Holdings, Ltd..........................  4,464,400      8,555,816
       Singapore Reinsurance Corp., Ltd.......................  1,514,530        334,066
       Singapore Shipping Corp., Ltd..........................  1,640,700        334,124
       Singapura Finance, Ltd.................................    286,624        186,444
# *    Sino Grandness Food Industry Group, Ltd................  4,412,635        608,550
#      Stamford Land Corp., Ltd...............................  3,297,700      1,168,550
       StarHub, Ltd...........................................  5,848,900      7,947,710
       Straco Corp., Ltd......................................    130,000         67,095
#      Sunningdale Tech, Ltd..................................  1,117,560      1,117,575
*      SunVic Chemical Holdings, Ltd..........................    526,945          9,478
# *    Swiber Holdings, Ltd...................................  2,895,250         42,640
# *    Thomson Medical Group, Ltd.............................  4,294,500        242,280
       Tuan Sing Holdings, Ltd................................  4,945,366      1,234,294
#      UMS Holdings, Ltd......................................  4,783,675      2,338,422
       United Engineers, Ltd..................................  3,318,328      6,304,881
       United Industrial Corp., Ltd...........................    132,369        267,756
#      United Overseas Insurance, Ltd.........................    181,850        857,395
       UOB-Kay Hian Holdings, Ltd.............................  2,086,021      1,851,579
#      Valuetronics Holdings, Ltd.............................  3,288,550      1,500,081
       Vibrant Group, Ltd.....................................  2,058,620        248,093
       Vicom, Ltd.............................................    119,500        515,877
       Wee Hur Holdings, Ltd..................................  2,769,000        440,079
       Wheelock Properties Singapore, Ltd.....................  2,220,800      3,366,913
       Wing Tai Holdings, Ltd.................................  3,932,167      5,480,416
       Yeo Hiap Seng, Ltd.....................................    223,731        159,157
*      Yongnam Holdings, Ltd..................................  2,917,700        388,250
       Zhongmin Baihui Retail Group, Ltd......................     26,900         11,021
                                                               ---------- --------------
TOTAL SINGAPORE...............................................               183,783,237
                                                                          --------------
TOTAL COMMON STOCKS...........................................             1,719,710,078
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
*      Ezion Holdings, Ltd. Warrants 04/16/23.................  5,659,201              0
                                                               ---------- --------------
TOTAL INVESTMENT SECURITIES...................................             1,719,710,078
                                                                          --------------

                                                                             VALUE+
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (5.6%)
@ (S)  DFA Short Term Investment Fund.........................  8,839,135    102,268,796
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%).................................
  (Cost $1,916,994,035).......................................            $1,821,978,874
                                                                          ==============

SCHEDULE OF INVESTMENTS
CONTINUED


CP    Certificate Participation.
SA    Special Assessment.

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
*     Non-Income Producing Securities.
#     Total or Partial Securities on Loan.
+     See Note B to Financial Statements.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------
                                          LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                         ---------- -------------- ------- --------------
Common Stocks
   Australia............................         -- $  957,976,331   --    $  957,976,331
   China................................         --        612,321   --           612,321
   Hong Kong............................ $  536,014    474,431,332   --       474,967,346
   New Zealand..........................  1,363,964    101,006,879   --       102,370,843
   Singapore............................    370,655    183,412,582   --       183,783,237
Securities Lending Collateral...........         --    102,268,796   --       102,268,796
                                         ---------- --------------   --    --------------
TOTAL................................... $2,270,633 $1,819,708,241   --    $1,821,978,874
                                         ========== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             SHARES     VALUE>>
                                                            --------- ------------
COMMON STOCKS -- (98.8%)
COMMUNICATION SERVICES -- (6.5%)
    4imprint Group P.L.C...................................   114,016 $  2,633,417
    Ascential P.L.C........................................    65,717      316,142
    Auto Trader Group P.L.C................................ 6,021,823   31,466,198
    Bloomsbury Publishing P.L.C............................   140,804      346,282
    Centaur Media P.L.C....................................   537,905      248,642
    Cineworld Group P.L.C.................................. 6,322,429   23,767,460
    Daily Mail & General Trust P.L.C., Class A............. 1,699,883   15,176,710
    Entertainment One, Ltd................................. 2,170,765   11,347,059
    Euromoney Institutional Investor P.L.C.................   274,731    4,452,028
*   Future P.L.C...........................................    65,382      362,964
    Gamma Communications P.L.C.............................     2,396       24,450
    Huntsworth P.L.C.......................................   983,509    1,401,113
    Informa P.L.C.......................................... 1,270,811   11,596,883
    Inmarsat P.L.C......................................... 2,400,987   13,962,773
    ITE Group P.L.C........................................ 4,213,323    3,061,311
    KCOM Group P.L.C....................................... 3,365,144    3,963,528
    Kin and Carta P.L.C....................................   910,137    1,107,536
    Reach P.L.C............................................ 1,819,272    1,570,962
    Rightmove P.L.C........................................ 1,829,639   10,561,726
    STV Group P.L.C........................................     4,868       23,465
#   TalkTalk Telecom Group P.L.C........................... 2,959,898    4,526,493
    Tarsus Group P.L.C.....................................   244,568      873,365
                                                            --------- ------------
TOTAL COMMUNICATION SERVICES...............................            142,790,507
                                                                      ------------
CONSUMER DISCRETIONARY -- (20.6%)
    888 Holdings P.L.C..................................... 1,602,285    3,789,804
    AA P.L.C............................................... 3,294,472    4,210,608
*   ASOS P.L.C.............................................    13,101      912,688
    B&M European Value Retail SA........................... 5,329,350   28,358,811
#   BCA Marketplace P.L.C..................................   414,501    1,065,698
    Bellway P.L.C..........................................   839,178   30,779,041
    Berkeley Group Holdings P.L.C. (The)...................    19,260      860,792
    Bovis Homes Group P.L.C................................ 1,135,408   14,033,598
#   Card Factory P.L.C..................................... 1,355,095    3,191,108
*   Carpetright P.L.C......................................   406,341       97,994
    Connect Group P.L.C.................................... 1,312,384      571,469
    Countryside Properties P.L.C........................... 1,939,214    7,412,331
    Crest Nicholson Holdings P.L.C.........................   573,053    2,493,010
#   Debenhams P.L.C........................................ 6,862,458      782,181
    DFS Furniture P.L.C....................................   939,264    2,497,729
    Dignity P.L.C..........................................   314,122    4,000,086
    Dixons Carphone P.L.C.................................. 5,191,340   11,223,805
    Domino's Pizza Group P.L.C............................. 2,811,160   10,170,219
    Dunelm Group P.L.C.....................................   529,023    4,031,468
*   EI Group P.L.C......................................... 3,470,285    7,370,564
*   Findel P.L.C...........................................   246,067      787,295
    Fuller Smith & Turner P.L.C., Class A..................   140,561    1,719,667
*   GAME Digital P.L.C.....................................    15,397        5,349
    Games Workshop Group P.L.C.............................   201,170    7,901,916
    Gocompare.Com Group P.L.C.............................. 1,864,523    1,978,465
    Greene King P.L.C...................................... 2,728,082   16,789,690
    Greggs P.L.C...........................................   628,498    9,320,182
    GVC CVR................................................ 6,643,757      919,689

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     GVC Holdings P.L.C.....................................   829,711 $  9,938,581
     Gym Group P.L.C. (The).................................   622,311    2,351,426
     Halfords Group P.L.C................................... 1,296,084    5,094,424
     Headlam Group P.L.C....................................   473,413    2,724,968
     Henry Boot P.L.C.......................................   468,029    1,581,052
#    Hollywood Bowl Group P.L.C.............................   155,536      401,448
     Hostelworld Group P.L.C................................   188,310      471,451
     Inchcape P.L.C......................................... 2,896,356   20,004,211
     J D Wetherspoon P.L.C..................................   509,541    8,043,250
     JD Sports Fashion P.L.C................................ 2,556,369   13,323,239
     John Menzies P.L.C.....................................   482,924    3,211,989
*    JPJ Group P.L.C........................................   390,614    3,069,466
     Lookers P.L.C.......................................... 1,959,534    2,394,116
     Marston's P.L.C........................................ 4,331,872    5,493,928
     McCarthy & Stone P.L.C................................. 1,823,184    3,147,908
     Merlin Entertainments P.L.C............................ 4,338,517   17,917,207
     Millennium & Copthorne Hotels P.L.C.................... 1,670,579   10,119,987
     Mitchells & Butlers P.L.C.............................. 1,348,362    4,470,562
     MJ Gleeson P.L.C.......................................   201,540    1,799,296
     Moneysupermarket.com Group P.L.C....................... 3,571,936   13,389,188
# *  Mothercare P.L.C....................................... 1,543,280      384,598
     Motorpoint group P.L.C.................................    44,038      123,774
     N Brown Group P.L.C.................................... 1,083,230    1,883,541
*    Ocado Group P.L.C...................................... 2,765,277   30,182,185
#    On the Beach Group P.L.C...............................   686,985    3,758,535
     Pendragon P.L.C........................................ 7,463,528    2,567,230
#    Pets at Home Group P.L.C............................... 2,062,834    2,896,893
     Photo-Me International P.L.C........................... 1,345,530    1,902,488
     Playtech P.L.C......................................... 1,139,685    6,969,019
     Rank Group P.L.C.......................................   874,026    1,786,291
     Redrow P.L.C........................................... 1,738,820   11,740,510
     Restaurant Group P.L.C. (The).......................... 1,285,921    3,949,678
     Revolution Bars Group P.L.C............................    17,764       26,817
     Sportech P.L.C.........................................   408,363      283,960
*    Sports Direct International P.L.C...................... 1,426,604    5,946,542
     SSP Group P.L.C........................................ 2,882,681   24,577,258
     Superdry P.L.C.........................................   287,961    2,971,061
     Ted Baker P.L.C........................................   158,643    3,713,443
     Thomas Cook Group P.L.C................................ 8,687,680    4,996,935
     Topps Tiles P.L.C......................................   925,429      741,657
     Vitec Group P.L.C. (The)...............................   182,809    2,872,693
     WH Smith P.L.C.........................................   697,855   17,346,819
     William Hill P.L.C..................................... 5,838,359   15,694,600
                                                             --------- ------------
TOTAL CONSUMER DISCRETIONARY................................            453,539,481
                                                                       ------------
CONSUMER STAPLES -- (4.7%)
     A.G. Barr P.L.C........................................   707,107    6,903,284
     Anglo-Eastern Plantations P.L.C........................   107,628      792,507
     Britvic P.L.C.......................................... 1,623,694   16,392,263
     Carr's Group P.L.C.....................................   349,511      668,437
     Cranswick P.L.C........................................   328,907   12,143,090
     Dairy Crest Group P.L.C................................   941,872    5,747,048
     Devro P.L.C............................................   968,275    2,031,224
     Fevertree Drinks P.L.C.................................    78,501    2,786,845
     Greencore Group P.L.C.................................. 5,420,264   13,118,474
     Hilton Food Group P.L.C................................   158,286    1,864,801

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- ------------
CONSUMER STAPLES -- (Continued)
     McBride P.L.C..........................................  1,090,323 $  1,762,868
     McColl's Retail Group P.L.C............................     60,390       98,488
# *  Premier Foods P.L.C....................................  4,937,259    2,403,540
     PZ Cussons P.L.C.......................................  1,581,817    4,414,089
*    REA Holdings P.L.C.....................................     50,639      167,796
     Stock Spirits Group P.L.C..............................  1,059,380    2,699,073
     Tate & Lyle P.L.C......................................  3,470,820   29,842,389
                                                             ---------- ------------
TOTAL CONSUMER STAPLES......................................             103,836,216
                                                                        ------------
ENERGY -- (5.0%)
     Anglo Pacific Group P.L.C..............................    777,634    1,293,654
*    Cairn Energy P.L.C.....................................  4,034,261   10,131,005
*    EnQuest P.L.C.......................................... 10,559,436    3,661,702
*    Faroe Petroleum P.L.C..................................    184,307      348,457
*    Genel Energy P.L.C.....................................    311,974      863,996
*    Gulf Keystone Petroleum, Ltd...........................  1,160,816    3,296,168
*    Gulf Marine Services P.L.C.............................    125,859       66,170
*    Hunting P.L.C..........................................  1,235,696   10,602,742
# *  Hurricane Energy P.L.C.................................    526,197      308,706
     John Wood Group P.L.C..................................  2,672,479   24,357,624
*    Lamprell P.L.C.........................................  1,219,262      982,046
*    Nostrum Oil & Gas P.L.C................................    184,064      483,419
*    Ophir Energy P.L.C.....................................  4,489,030    2,364,586
     Petrofac, Ltd..........................................  1,535,431   11,290,822
*    Premier Oil P.L.C......................................  5,111,162    7,011,781
*    Rockhopper Exploration P.L.C...........................     95,701       36,736
     Soco International P.L.C...............................  1,265,317    1,356,767
#    Stobart Group, Ltd.....................................  1,600,249    4,340,740
*    Tullow Oil P.L.C.......................................  9,184,155   26,349,926
                                                             ---------- ------------
TOTAL ENERGY................................................             109,147,047
                                                                        ------------
FINANCIALS -- (16.2%)
#    Arrow Global Group P.L.C...............................    964,887    2,355,931
     Ashmore Group P.L.C....................................  2,459,810   11,055,009
     Bank of Georgia Group P.L.C............................    236,507    4,719,563
     Beazley P.L.C..........................................  3,286,678   22,067,924
     Brewin Dolphin Holdings P.L.C..........................  1,841,085    7,735,755
     Burford Capital, Ltd...................................     85,825    1,819,232
     Charles Stanley Group P.L.C............................    122,025      506,655
     Charles Taylor P.L.C...................................    206,958      630,322
     Chesnara P.L.C.........................................    720,194    3,163,760
     City of London Investment Group P.L.C..................      5,500       26,503
     Close Brothers Group P.L.C.............................    976,050   18,332,330
     CMC Markets P.L.C......................................    685,144    1,027,518
     CYBG P.L.C.............................................  6,020,590   20,685,533
     esure Group P.L.C......................................  1,683,935    5,991,029
*    Georgia Capital P.L.C..................................    231,899    3,465,373
     Hansard Global P.L.C...................................     16,468       10,156
     Hastings Group Holdings P.L.C..........................  1,413,583    3,340,893
     Hiscox, Ltd............................................  1,516,229   31,495,717
     IG Group Holdings P.L.C................................  2,325,115   17,950,224
     Intermediate Capital Group P.L.C.......................  1,852,823   22,503,673
     International Personal Finance P.L.C...................  1,264,200    2,881,125
# *  IP Group P.L.C.........................................  2,384,612    3,256,084
     Jardine Lloyd Thompson Group P.L.C.....................    809,362   19,503,096
     Jupiter Fund Management P.L.C..........................  2,539,187   10,928,689

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- ------------
FINANCIALS -- (Continued)
     Just Group P.L.C.......................................  3,520,684 $  3,990,391
#    Lancashire Holdings, Ltd...............................  1,298,727    9,790,876
     Liontrust Asset Management P.L.C.......................      1,513       11,250
     Man Group P.L.C........................................ 10,998,653   21,822,503
*    Metro Bank P.L.C.......................................     64,014    1,816,594
     NEX Group P.L.C........................................  1,743,102   25,279,326
     Non-Standard Finance P.L.C.............................    215,168      181,980
     Numis Corp. P.L.C......................................     23,503       87,091
     OneSavings Bank P.L.C..................................  1,267,768    6,038,967
     Paragon Banking Group P.L.C............................  1,810,618    9,839,762
     Phoenix Group Holdings.................................  3,125,763   24,025,049
*    Provident Financial P.L.C..............................    713,469    4,650,849
     Quilter P.L.C..........................................  2,325,076    3,440,141
     Rathbone Brothers P.L.C................................    285,623    8,402,950
     River & Mercantile Group P.L.C.........................     10,512       39,032
     S&U P.L.C..............................................     20,717      546,580
     Saga P.L.C.............................................  5,841,424    8,894,666
     TP ICAP P.L.C..........................................  3,254,964   12,058,790
*    Waterloo Investment Holdings...........................      4,000          100
                                                             ---------- ------------
TOTAL FINANCIALS............................................             356,368,991
                                                                        ------------
HEALTHCARE -- (3.1%)
     Alliance Pharma P.L.C..................................    248,411      212,489
*    BTG P.L.C..............................................  2,027,017   14,278,983
#    CareTech Holdings P.L.C................................    149,456      755,993
# *  Circassia Pharmaceuticals P.L.C........................    516,889      370,298
     Consort Medical P.L.C..................................    288,489    4,105,761
     ConvaTec Group P.L.C...................................    555,052    1,147,280
     CVS Group P.L.C........................................     43,684      469,684
     Dechra Pharmaceuticals P.L.C...........................      7,125      208,179
     EMIS Group P.L.C.......................................     19,486      225,106
     Genus P.L.C............................................    201,423    5,690,793
     Hikma Pharmaceuticals P.L.C............................    709,610   17,211,561
*    Indivior P.L.C.........................................  4,141,064    9,966,348
     Integrated Diagnostics Holdings P.L.C..................    330,094    1,141,787
#    Mediclinic International P.L.C.........................  1,126,051    5,411,713
#    Spire Healthcare Group P.L.C...........................  1,346,485    2,020,782
     UDG Healthcare P.L.C...................................    314,515    2,536,587
*    Vectura Group P.L.C....................................  3,739,729    3,397,314
                                                             ---------- ------------
TOTAL HEALTHCARE............................................              69,150,658
                                                                        ------------
INDUSTRIALS -- (26.1%)
     Aggreko P.L.C..........................................  1,503,944   16,482,453
     Air Partner P.L.C......................................    253,425      324,980
     Avon Rubber P.L.C......................................    177,528    2,717,471
     Babcock International Group P.L.C......................  2,386,069   18,607,071
     Balfour Beatty P.L.C...................................  4,353,036   14,624,025
     BBA Aviation P.L.C.....................................  7,229,201   22,169,451
     Biffa P.L.C............................................    711,141    2,131,432
     Bodycote P.L.C.........................................  1,373,987   13,953,125
     Braemar Shipping Services P.L.C........................    144,282      422,707
*    Capita P.L.C...........................................  4,006,970    6,562,417
     Chemring Group P.L.C...................................  1,688,550    3,935,952
#    Clarkson P.L.C.........................................    145,275    4,412,085
#    Clipper Logistics P.L.C................................    153,780      511,389
*    Cobham P.L.C........................................... 13,770,449   18,902,012

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
INDUSTRIALS -- (Continued)
     Communisis P.L.C.......................................    576,423 $   523,558
     Costain Group P.L.C....................................    689,487   3,305,164
     Dart Group P.L.C.......................................     40,794     442,547
     De La Rue P.L.C........................................    665,602   4,082,382
# *  Dialight P.L.C.........................................    105,397     523,646
     Diploma P.L.C..........................................    741,498  12,434,144
*    Firstgroup P.L.C.......................................  7,517,215   8,172,919
*    Flybe Group P.L.C......................................    616,871      80,530
     G4S P.L.C..............................................  4,205,189  11,540,525
     Galliford Try P.L.C....................................    665,840   7,418,890
     Go-Ahead Group P.L.C. (The)............................    272,852   5,364,312
     Goodwin P.L.C..........................................        383      12,459
     Grafton Group P.L.C....................................  1,493,774  13,799,516
     Harvey Nash Group P.L.C................................     21,146      35,243
     Hays P.L.C............................................. 10,095,835  21,142,022
     HomeServe P.L.C........................................  1,796,181  21,804,263
     Howden Joinery Group P.L.C.............................  4,514,716  27,032,776
     IMI P.L.C..............................................  1,718,223  21,784,421
# *  Interserve P.L.C.......................................    957,407     591,543
     IWG P.L.C..............................................  3,542,658  10,396,631
     James Fisher & Sons P.L.C..............................    285,545   6,180,295
     John Laing Group P.L.C.................................  1,925,290   7,661,229
     Keller Group P.L.C.....................................    477,111   3,945,980
#    Kier Group P.L.C.......................................    559,723   6,265,171
*    Management Consulting Group P.L.C......................  2,329,842      56,609
     Mears Group P.L.C......................................    756,835   3,432,934
     Meggitt P.L.C..........................................  5,004,804  33,860,533
     Melrose Industries P.L.C...............................    317,733     683,950
#    Mitie Group P.L.C......................................  2,157,230   4,007,228
     Morgan Advanced Materials P.L.C........................  1,766,207   6,218,670
     Morgan Sindall Group P.L.C.............................    215,216   3,261,813
     National Express Group P.L.C...........................  2,749,825  14,050,708
     Norcros P.L.C..........................................    116,690     320,311
     Northgate P.L.C........................................  2,144,364  10,327,656
     Pagegroup P.L.C........................................  2,363,699  15,151,252
     PayPoint P.L.C.........................................    353,675   3,570,350
     Polypipe Group P.L.C...................................  1,379,395   6,528,956
     Porvair P.L.C..........................................     15,572      88,685
     QinetiQ Group P.L.C....................................  3,775,440  13,373,093
     Redde P.L.C............................................    114,097     256,676
     Renewi P.L.C...........................................  4,138,015   2,712,334
# *  Renold P.L.C...........................................    193,435      76,095
     Ricardo P.L.C..........................................    293,740   2,668,165
     Robert Walters P.L.C...................................    381,498   2,845,095
     Rotork P.L.C...........................................  5,593,291  21,417,382
     Royal Mail P.L.C.......................................    480,649   2,206,625
     RPS Group P.L.C........................................  1,379,834   2,760,358
     Senior P.L.C...........................................  3,198,036  11,138,669
     Severfield P.L.C.......................................  1,090,941     971,475
     SIG P.L.C..............................................  3,874,478   5,549,103
     Speedy Hire P.L.C......................................  2,836,561   2,037,879
     Spirax-Sarco Engineering P.L.C.........................    142,643  11,782,288
     Staffline Group P.L.C..................................      2,683      40,635
     Stagecoach Group P.L.C.................................  2,691,935   5,263,252
     SThree P.L.C...........................................    599,372   2,345,088
     T Clarke P.L.C.........................................    147,457     149,790
     Travis Perkins P.L.C...................................  1,526,689  21,562,494

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
INDUSTRIALS -- (Continued)
     Trifast P.L.C..........................................   484,434 $  1,192,604
     Tyman P.L.C............................................   794,254    2,809,220
     Ultra Electronics Holdings P.L.C.......................   558,008   10,257,144
     Vesuvius P.L.C......................................... 1,601,934   11,114,363
*    Volex P.L.C............................................   307,047      304,835
     Volution Group P.L.C...................................   297,212      657,551
     Vp P.L.C...............................................   159,998    2,059,018
     Weir Group P.L.C (The).................................   419,180    8,482,751
     Wilmington PL.C........................................   334,384      728,598
     Wincanton P.L.C........................................   713,322    1,889,093
*    Wizz Air Holdings P.L.C................................    76,522    2,509,843
     XP Power, Ltd..........................................    89,899    2,920,188
                                                             --------- ------------
TOTAL INDUSTRIALS...........................................            575,938,095
                                                                       ------------
INFORMATION TECHNOLOGY -- (5.6%)
     AVEVA Group P.L.C......................................   418,740   14,006,908
     Computacenter P.L.C....................................   516,757    7,251,910
     DiscoverIE Group P.L.C.................................   393,898    1,794,321
     Electrocomponents P.L.C................................ 3,256,497   25,783,135
     Equiniti Group P.L.C................................... 1,948,852    5,360,938
     FDM Group Holdings P.L.C...............................   231,438    2,536,954
     Halma P.L.C............................................   483,238    8,200,730
     iomart Group P.L.C.....................................    32,923      161,684
# *  IQE P.L.C..............................................   333,707      386,252
     Kainos Group P.L.C.....................................   193,043      970,925
     NCC Group P.L.C........................................ 1,389,618    3,480,683
     Oxford Instruments P.L.C...............................   320,394    3,843,278
     Renishaw P.L.C.........................................   239,289   12,858,337
     RM P.L.C...............................................   336,909      849,476
     SDL P.L.C..............................................   457,539    2,679,317
     Smart Metering Systems P.L.C...........................    10,459       76,902
     Softcat P.L.C..........................................   634,004    5,229,752
     Spectris P.L.C.........................................   723,646   19,798,756
     Spirent Communications P.L.C........................... 3,800,143    5,738,281
     Strix Group P.L.C......................................   109,334      207,640
*    Telit Communications P.L.C.............................    15,130       30,522
     TT Electronics P.L.C...................................   921,946    2,516,007
     Xaar P.L.C.............................................   155,393      289,345
                                                             --------- ------------
TOTAL INFORMATION TECHNOLOGY................................            124,052,053
                                                                       ------------
MATERIALS -- (6.2%)
*    Acacia Mining P.L.C....................................   180,334      352,679
*    Carclo P.L.C...........................................   205,594      210,794
     Castings P.L.C.........................................   159,566      787,413
     Centamin P.L.C......................................... 6,191,392    7,862,423
     Central Asia Metals P.L.C..............................    39,530      109,558
     Elementis P.L.C........................................ 3,762,522    9,830,472
     Essentra P.L.C......................................... 1,088,745    5,306,994
     Evraz P.L.C............................................ 1,339,771    9,282,884
     Ferrexpo P.L.C......................................... 1,878,001    4,999,499
     Forterra P.L.C......................................... 1,045,372    2,949,850
*    Gem Diamonds, Ltd......................................   679,902      904,312
     Highland Gold Mining, Ltd..............................   249,280      459,495
     Hill & Smith Holdings P.L.C............................   477,216    6,033,835
     Hochschild Mining P.L.C................................   968,805    1,950,226
     Ibstock P.L.C.......................................... 2,409,823    6,908,946

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES      VALUE>>
                                                               ---------- --------------
MATERIALS -- (Continued)
       KAZ Minerals P.L.C.....................................  1,231,175 $    8,129,082
*      Lonmin P.L.C...........................................  1,584,135        982,654
       Low & Bonar P.L.C......................................  1,194,255        475,203
       Marshalls P.L.C........................................  1,246,986      6,862,695
# *    Petra Diamonds, Ltd....................................  5,332,777      2,671,896
*      Petropavlovsk P.L.C....................................    740,190         62,597
       Rhi Magnesita NV.......................................     10,384        503,314
       RPC Group P.L.C........................................  2,589,442     25,239,745
       Scapa Group P.L.C......................................     76,815        401,177
# *    Sirius Minerals P.L.C..................................  1,194,227        350,959
       Synthomer P.L.C........................................  1,805,664     10,242,323
       Victrex P.L.C..........................................    634,126     21,450,080
       Zotefoams P.L.C........................................     93,537        646,162
                                                               ---------- --------------
TOTAL MATERIALS...............................................               135,967,267
                                                                          --------------
REAL ESTATE -- (2.7%)
       Capital & Counties Properties P.L.C....................  4,642,681     14,813,146
#      CLS Holdings P.L.C.....................................    495,994      1,375,804
*      Countrywide P.L.C......................................  1,699,141        227,353
       Daejan Holdings P.L.C..................................     44,979      3,372,546
#      Foxtons Group P.L.C....................................  1,145,927        682,598
       Grainger P.L.C.........................................  2,915,516     10,072,548
       Harworth Group P.L.C...................................     30,680         45,663
       Helical P.L.C..........................................    656,792      2,601,262
       LSL Property Services P.L.C............................    404,839      1,293,269
*      Raven Property Group, Ltd..............................  1,031,431        594,544
       Savills P.L.C..........................................    872,779      8,077,704
       St. Modwen Properties P.L.C............................  2,832,022     13,519,067
       U & I Group P.L.C......................................    825,209      2,415,113
       Urban & Civic P.L.C....................................    219,328        827,857
       Watkin Jones P.L.C.....................................     34,926         93,816
                                                               ---------- --------------
TOTAL REAL ESTATE.............................................                60,012,290
                                                                          --------------
UTILITIES -- (2.1%)
       Drax Group P.L.C.......................................  2,899,857     14,853,691
       Pennon Group P.L.C.....................................  2,715,100     25,865,566
       Severn Trent P.L.C.....................................     54,797      1,302,216
       Telecom Plus P.L.C.....................................    344,980      5,383,221
                                                               ---------- --------------
TOTAL UTILITIES...............................................                47,404,694
                                                                          --------------
TOTAL COMMON STOCKS...........................................             2,178,207,299
                                                                          --------------
PREFERRED STOCKS -- (0.0%)
CONSUMER STAPLES -- (0.0%)
       Mcbride P.L.C.......................................... 30,529,044         39,022
                                                               ---------- --------------
TOTAL INVESTMENT SECURITIES...................................             2,178,246,321
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (1.2%)
@ (S)  DFA Short Term Investment Fund                           2,207,404     25,539,665
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%).................................
  (Cost $2,157,526,564).......................................            $2,203,785,986
                                                                          ==============

SCHEDULE OF INVESTMENTS
CONTINUED


P.L.C. Public Limited Company
SA     Special Assessment

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
*      Non-Income Producing Securities.
#      Total or Partial Securities on Loan.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                               LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                               ------- -------------- ------- --------------
   Common Stocks
      Communication Services..   --    $  142,790,507   --    $  142,790,507
      Consumer Discretionary..   --       453,539,481   --       453,539,481
      Consumer Staples........   --       103,836,216   --       103,836,216
      Energy..................   --       109,147,047   --       109,147,047
      Financials..............   --       356,368,991   --       356,368,991
      Healthcare..............   --        69,150,658   --        69,150,658
      Industrials.............   --       575,938,095   --       575,938,095
      Information Technology..   --       124,052,053   --       124,052,053
      Materials...............   --       135,967,267   --       135,967,267
      Real Estate.............   --        60,012,290   --        60,012,290
      Utilities...............   --        47,404,694   --        47,404,694
   Preferred Stocks
      Consumer Staples........   --            39,022   --            39,022
   Securities Lending
     Collateral...............   --        25,539,665   --        25,539,665
                                 --    --------------   --    --------------
   TOTAL......................   --    $2,203,785,986   --    $2,203,785,986
                                 ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES     VALUE>>
                                                             --------- ------------
COMMON STOCKS -- (89.5%)
AUSTRIA -- (2.8%)
     Agrana Beteiligungs AG.................................    74,268 $  1,479,612
     ANDRITZ AG.............................................   447,429   23,181,306
     Atrium European Real Estate, Ltd.......................   884,340    3,686,065
#    Austria Technologie & Systemtechnik AG.................   171,443    4,061,027
     CA Immobilien Anlagen AG...............................   459,315   14,946,903
     DO & CO AG.............................................    45,778    4,150,702
     EVN AG.................................................   224,206    3,919,048
     FACC AG................................................   182,913    3,217,484
     Flughafen Wien AG......................................    25,564      993,585
#    IMMOFINANZ AG..........................................   591,726   14,086,457
     Josef Manner & Co. AG..................................       870       61,382
     Kapsch TrafficCom AG...................................    33,915    1,210,146
#    Lenzing AG.............................................    84,813    7,693,320
     Mayr Melnhof Karton AG.................................    52,038    6,586,096
     Oberbank AG............................................    43,377    4,372,687
     Oesterreichische Post AG...............................   209,470    8,503,084
#    Palfinger AG...........................................    95,159    2,901,567
#    POLYTEC Holding AG.....................................   105,679    1,089,430
#    Porr AG................................................    75,463    2,042,960
     Rosenbauer International AG............................    19,688    1,003,493
     S IMMO AG..............................................   352,379    6,024,690
     Schoeller-Bleckmann Oilfield Equipment AG..............    75,301    6,721,845
# *  Semperit AG Holding....................................    68,546    1,132,165
     Strabag SE.............................................   106,385    3,740,598
     Telekom Austria AG..................................... 1,010,252    7,495,888
     UBM Development AG.....................................    15,638      669,753
     UNIQA Insurance Group AG...............................   904,369    8,446,216
     Verbund AG.............................................   100,314    4,037,862
     Vienna Insurance Group AG Wiener Versicherung Gruppe...   232,986    6,187,315
     Wienerberger AG........................................   617,965   14,213,814
# *  Zumtobel Group AG......................................   175,339    1,589,965
                                                             --------- ------------
TOTAL AUSTRIA...............................................            169,446,465
                                                                       ------------
BELGIUM -- (3.6%)
     Ackermans & van Haaren NV..............................   156,548   24,646,516
*    AGFA-Gevaert NV........................................ 1,218,771    5,441,400
# *  Argenx SE..............................................    93,033    7,382,276
     Atenor.................................................    14,566      825,580
     Banque Nationale de Belgique...........................        87      254,262
     Barco NV...............................................    68,858    7,840,625
#    Bekaert SA.............................................   220,890    4,770,684
# *  Biocartis NV...........................................   189,137    2,563,552
     bpost SA...............................................   503,661    7,643,853
# *  Celyad SA..............................................    46,214    1,147,869
     Cie d'Entreprises CFE..................................    48,913    5,186,334
     Cie Immobiliere de Belgique SA.........................    16,878      981,419
     Co.Br.Ha Societe Commerciale de Brasserie SA...........       111      546,834
     Deceuninck NV..........................................   409,000      955,329
     D'ieteren SA...........................................   162,555    6,429,241
#    Econocom Group SA......................................   755,740    2,365,493
     Elia System Operator SA................................   174,446   10,906,067
#    Euronav NV............................................. 1,268,588   11,812,708
     EVS Broadcast Equipment SA.............................    19,390      431,025

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
BELGIUM -- (Continued)
# *  Exmar NV...............................................   133,424 $    899,391
     Fagron.................................................   262,019    4,261,723
*    Galapagos NV...........................................    93,123    9,566,655
*    Galapagos NV...........................................   220,186   22,621,528
     Gimv NV................................................    87,496    4,667,626
# *  Ion Beam Applications..................................   130,894    2,301,403
     Jensen-Group NV........................................    19,232      674,974
     Kinepolis Group NV.....................................    95,839    5,144,955
#    Lotus Bakeries.........................................     1,562    4,030,484
# *  MDxHealth..............................................   239,516      470,335
#    Melexis NV.............................................   115,669    7,607,436
# *  Nyrstar NV.............................................    84,985      153,500
#    Ontex Group NV.........................................   485,473    9,304,794
     Orange Belgium SA......................................    98,577    1,770,277
*    Oxurion NV.............................................    62,799      337,000
#    Picanol................................................    28,690    2,575,450
     Recticel SA............................................   270,323    2,102,966
     Resilux................................................     5,788      845,091
     Roularta Media Group NV................................    19,318      333,549
     Sioen Industries NV....................................    50,085    1,215,331
     Sipef NV...............................................    35,631    2,078,278
*    Telenet Group Holding NV...............................     9,326      451,830
     TER Beke SA............................................     3,481      566,417
*    Tessenderlo Group SA...................................   213,754    7,524,749
     Umicore SA.............................................   425,457   20,027,502
     Van de Velde NV........................................    35,498      885,138
*    Viohalco SA............................................   583,796    1,679,426
                                                             --------- ------------
TOTAL BELGIUM...............................................            216,228,875
                                                                       ------------
DENMARK -- (5.4%)
# *  ALK-Abello A.S.........................................    43,583    6,982,160
     Alm Brand A.S..........................................   562,935    4,714,207
     Ambu A.S., Class B..................................... 1,079,783   22,493,703
     Arkil Holding A.S., Class B............................        92       14,349
*    Bang & Olufsen A.S.....................................   256,627    5,331,112
     BankNordik P/F.........................................    10,800      184,398
# *  Bavarian Nordic A.S....................................   204,295    4,721,826
     Brodrene Hartmann A.S..................................    16,148      767,092
     Columbus A.S...........................................   432,582    1,027,042
# *  D/S Norden A.S.........................................   216,070    2,984,252
     DFDS A.S...............................................   306,367   13,112,653
     Djurslands Bank A.S....................................     8,970      325,519
#    FLSmidth & Co. A.S.....................................   290,273   15,230,776
     Fluegger Group A.S., Class B...........................     4,198      191,153
     GN Store Nord A.S......................................   935,887   39,699,067
     GronlandsBANKEN A.S....................................     1,125      100,323
# *  H+H International A.S., Class B........................   103,235    1,697,602
     Harboes Bryggeri A.S., Class B.........................    17,239      204,986
#    IC Group A.S...........................................    43,760      337,584
     ISS A.S................................................   582,591   19,132,966
#    Jeudan A.S.............................................     7,259    1,030,318
     Jyske Bank A.S.........................................   491,188   20,055,672
     Lan & Spar Bank........................................     4,981      345,951
     Matas A.S..............................................    57,417      554,548
*    Nilfisk Holding A.S....................................   202,411    7,945,087
# *  NKT A.S................................................   206,194    3,878,497

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
                                                              SHARES     VALUE>>
                                                             --------- ------------
DENMARK -- (Continued)
#    NNIT A.S...............................................    71,616 $  2,025,116
#    Pandora A.S............................................   149,348    9,333,672
     Parken Sport & Entertainment A.S.......................    34,515      400,360
     Per Aarsleff Holding A.S...............................   135,907    4,444,985
#    Ringkjoebing Landbobank A.S............................   166,464    8,460,746
     Roblon A.S., Class B...................................       973       38,537
     Rockwool International A.S., Class A...................       455      130,111
     Rockwool International A.S., Class B...................    49,342   16,858,101
     Royal Unibrew A.S......................................   364,385   25,857,570
#    RTX A.S................................................    52,854    1,379,441
     Scandinavian Tobacco Group A.S., Class A...............   225,458    3,420,442
     Schouw & Co., A.S......................................    85,260    6,962,121
     SimCorp A.S............................................   284,735   21,923,197
     Solar A.S., Class B....................................    37,386    2,002,766
     Spar Nord Bank A.S.....................................   543,617    4,504,368
     Sydbank A.S............................................   505,787   11,682,304
#    Tivoli A.S.............................................     9,878      956,355
# *  TK Development A.S.....................................   307,965      272,678
     Topdanmark A.S.........................................   491,266   23,351,623
*    TORM P.L.C.............................................    72,081      423,756
     Tryg A.S...............................................     9,779      235,732
     United International Enterprises.......................    10,336    2,321,267
# *  Veloxis Pharmaceuticals A.S............................    68,255       14,258
# *  Vestjysk Bank A.S...................................... 1,501,522      461,598
# *  Zealand Pharma A.S.....................................   179,773    2,288,639
                                                             --------- ------------
TOTAL DENMARK...............................................            322,812,586
                                                                       ------------
FINLAND -- (6.2%)
# *  Afarak Group Oyj.......................................   316,672      314,790
#    Ahlstrom-Munksjo Oyj...................................   143,612    2,238,682
#    Aktia Bank Oyj.........................................   292,637    2,850,100
     Alandsbanken Abp, Class B..............................    21,354      329,012
     Alma Media Oyj.........................................   129,772      967,088
     Amer Sports Oyj........................................   843,708   31,362,132
     Apetit Oyj.............................................    19,668      221,623
     Asiakastieto Group Oyj.................................       319       10,493
     Aspo Oyj...............................................    92,762      964,833
     Atria Oyj..............................................    79,704      763,738
# *  BasWare Oyj............................................    56,551    1,274,851
#    Bittium Oyj............................................   204,447    1,354,782
     Cargotec Oyj, Class B..................................   276,468   11,490,595
# *  Caverion Oyj...........................................   701,745    4,392,046
#    Citycon Oyj............................................ 2,641,442    5,133,631
     Cramo Oyj..............................................   260,177    4,959,617
     Digia Oyj..............................................    69,731      224,671
     Elisa Oyj..............................................   520,670   20,715,389
     Finnair Oyj............................................   487,004    3,658,327
     Fiskars Oyj Abp........................................   209,143    3,856,085
     F-Secure Oyj...........................................   631,341    1,646,635
     Glaston Oyj ABP........................................    46,084       20,897
     HKScan Oyj, Class A....................................   257,744      557,739
#    Huhtamaki Oyj..........................................   703,421   19,722,121
     Ilkka-Yhtyma Oyj.......................................    61,503      211,603
     Kemira Oyj.............................................   732,189    8,980,214
     Kesko Oyj, Class A.....................................    44,353    2,489,296
     Kesko Oyj, Class B.....................................   514,318   30,037,493

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
                                                              SHARES     VALUE>>
                                                             --------- ------------
FINLAND -- (Continued)
#    Konecranes Oyj.........................................   440,428 $ 15,772,141
     Lassila & Tikanoja Oyj.................................   210,045    3,778,917
#    Lehto Group Oyj........................................   129,587      674,755
     Metsa Board Oyj........................................ 1,479,556   12,939,494
     Metso Oyj..............................................   776,014   24,500,237
     Nokian Renkaat Oyj.....................................   840,330   26,729,512
     Olvi Oyj, Class A......................................    92,286    3,087,917
#    Oriola Oyj.............................................     6,054       18,362
     Oriola Oyj, Class B....................................   931,236    2,844,464
     Orion Oyj, Class A.....................................   131,307    4,543,314
     Orion Oyj, Class B.....................................   609,509   20,966,688
#    Outokumpu Oyj.......................................... 2,921,503   12,246,047
*    Outotec Oyj............................................ 1,238,541    4,790,442
#    Pihlajalinna Oyj.......................................    77,064      784,621
     Ponsse Oyj.............................................    72,115    2,218,013
#    Poyry Oyj..............................................   196,085    1,665,715
*    QT Group Oyj...........................................    55,899      501,573
     Raisio Oyj, Class V....................................   740,826    2,272,362
     Ramirent Oyj...........................................   565,593    4,129,184
     Rapala VMC Oyj.........................................   109,543      409,602
     Raute Oyj, Class A.....................................     2,644       74,889
     Revenio Group Oyj......................................   117,238    1,699,821
     Sanoma Oyj.............................................   749,458    8,444,514
#    SRV Group Oyj..........................................    66,041      167,434
*    Stockmann Oyj Abp, Class A.............................    49,045      166,484
# *  Stockmann Oyj Abp (5462393), Class B...................   189,838      647,957
     Teleste Oyj............................................    52,966      377,844
     Tieto Oyj..............................................   372,623   11,994,411
#    Tikkurila Oyj..........................................   250,164    3,406,726
     Tokmanni Group Corp....................................   257,563    2,089,161
     Uponor Oyj.............................................   354,033    3,834,242
     Vaisala Oyj, Class A...................................   108,597    2,125,914
     Valmet Oyj.............................................   919,512   20,936,249
     Viking Line Abp........................................     7,869      116,762
#    YIT Oyj................................................ 1,430,763    8,148,901
                                                             --------- ------------
TOTAL FINLAND...............................................            369,853,152
                                                                       ------------
FRANCE -- (11.3%)
     ABC arbitrage..........................................   116,625      842,911
     Actia Group............................................    51,304      245,576
*    Air France-KLM......................................... 1,383,572   13,376,629
     Akka Technologies......................................    60,065    3,956,719
     AKWEL..................................................    56,783    1,130,828
     Albioma SA.............................................   165,658    3,218,822
     Altamir................................................   136,094    2,381,605
     Alten SA...............................................   155,918   15,025,870
#    Altran Technologies SA................................. 1,370,722   13,586,061
*    Amplitude Surgical SAS.................................    19,526       71,135
#    Antalis International SAS..............................    58,230       74,236
     APRIL SA...............................................    75,049    1,357,137
# *  Archos.................................................   122,992       62,996
     Assystem...............................................    62,252    1,808,922
     Aubay..................................................    31,711    1,128,440
     Axway Software SA......................................    38,973      617,058
#    Bastide le Confort Medical.............................    17,494      694,270
     Beneteau SA............................................   223,296    3,701,996

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
FRANCE -- (Continued)
     Bigben Interactive.....................................    74,415 $   654,524
     Boiron SA..............................................    38,331   2,295,019
     Bonduelle SCA..........................................    84,152   2,985,008
# *  Bourbon Corp...........................................   163,857     958,121
     Burelle SA.............................................       931     990,247
#    Casino Guichard Perrachon SA...........................   271,603  11,978,434
     Catering International Services........................    14,124     197,429
*    Cegedim SA.............................................    25,406     635,232
*    CGG SA................................................. 4,063,912   9,830,682
     Chargeurs SA...........................................   115,644   2,497,960
     Cie des Alpes..........................................    57,284   1,747,868
     Cie Plastic Omnium SA..................................   327,341   9,100,802
*    Coface SA..............................................   529,375   5,290,115
     Derichebourg SA........................................   584,687   2,812,808
     Devoteam SA............................................    30,634   3,370,274
     Dom Security...........................................     1,497      86,707
     Edenred................................................   734,903  27,877,180
     Electricite de Strasbourg SA...........................    21,353   2,477,932
#    Elior Group SA.........................................   594,569   8,552,463
     Elis SA................................................   809,184  16,316,528
     Eramet.................................................    65,268   6,008,343
# *  Erytech Pharma SA......................................       681       5,041
     Esso SA Francaise......................................    16,100     634,694
*    Etablissements Maurel et Prom..........................   159,620     738,400
     Euronext NV............................................   334,230  20,565,988
#    Europcar Mobility Group................................   568,694   5,381,293
     Eutelsat Communications SA............................. 1,153,248  23,358,563
     Exel Industries, Class A...............................    10,419     797,819
     Fleury Michon SA.......................................     6,124     316,508
*    Fnac Darty SA (V7VQL46)................................   119,523   8,497,345
     Gaumont SA.............................................    11,360   1,601,743
     Gaztransport Et Technigaz SA...........................   118,320   8,745,031
     GEA....................................................     2,433     258,996
     Getlink................................................ 1,262,810  15,884,008
     Gevelot SA.............................................     3,466     732,924
#    GL Events..............................................    63,507   1,357,711
     Groupe Crit............................................    23,123   1,545,772
     Groupe Gorge...........................................    22,858     257,654
     Groupe Open............................................    29,172     711,039
#    Guerbet................................................    34,086   2,162,183
     Haulotte Group SA......................................    74,466     842,787
     HERIGE SADCS...........................................     4,147     113,681
# *  HiPay Group SA.........................................    24,579     302,482
*    ID Logistics Group.....................................    11,344   1,914,180
     Imerys SA..............................................   177,200  10,923,154
     Ingenico Group SA......................................   412,072  29,164,382
     Interparfums SA........................................    31,455   1,300,615
     Ipsen SA...............................................    47,538   6,591,305
     IPSOS..................................................   208,380   5,548,850
     Jacquet Metal Service SA...............................    75,602   1,565,854
     Kaufman & Broad SA.....................................   108,602   4,454,114
#    Korian SA..............................................   327,739  12,912,909
     Lagardere SCA..........................................   778,374  21,276,640
     Lanson-BCC.............................................     8,795     302,917
     Laurent-Perrier........................................    13,068   1,339,844
     Le Belier..............................................    10,566     406,898
     Lectra.................................................   143,598   3,040,674

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
FRANCE -- (Continued)
#    Linedata Services......................................    14,505 $   497,259
     LISI...................................................   104,857   3,054,070
     LNA Sante SA...........................................    30,551   1,615,667
     Maisons du Monde SA....................................   202,470   5,075,681
#    Maisons France Confort SA..............................    15,908     591,382
     Manitou BF SA..........................................    56,974   1,604,424
     Manutan International..................................    14,949   1,000,015
     Mersen SA..............................................   117,956   3,891,464
# *  METabolic EXplorer SA..................................   156,395     320,101
     Metropole Television SA................................   290,250   5,618,024
     Mr Bricolage SA........................................    30,731     353,116
     Neopost SA.............................................   225,529   7,248,413
#    Nexans SA..............................................   214,579   6,192,380
     Nexity SA..............................................   268,736  12,851,192
# *  Nicox..................................................   145,865     858,493
     NRJ Group..............................................    81,965     723,381
#    Oeneo SA...............................................   160,584   1,624,803
# *  OL Groupe SA...........................................    10,735      33,393
# *  Onxeo SA...............................................   246,319     269,493
# *  Onxeo SA...............................................    48,958      54,492
     Orpea..................................................    29,686   3,654,727
# *  Parrot SA..............................................   112,753     519,246
# *  Pierre & Vacances SA...................................    29,600     655,435
#    Plastivaloire..........................................    52,074     650,669
     PSB Industries SA......................................     8,805     457,698
#    Rallye SA..............................................   156,235   1,734,191
# *  Recylex SA.............................................   102,008     716,596
     Rexel SA............................................... 2,158,941  27,520,701
     Robertet SA............................................     4,128   2,449,539
     Rothschild & Co........................................    72,007   2,869,236
     Rubis SCA..............................................   600,204  30,966,985
     Samse SA...............................................     8,068   1,123,533
     Sartorius Stedim Biotech...............................   100,048  12,397,028
     Savencia SA............................................    33,010   2,422,711
     Seche Environnement SA.................................    13,339     393,741
     Societe BIC SA.........................................   161,260  15,437,920
*    Societe des Bains de Mer et du Cercle des Etrangers a
       Monaco...............................................    60,012   3,393,220
     Societe Marseillaise du Tunnel Prado-Carenage SA.......     5,211     102,705
     Societe pour l'Informatique Industrielle...............    41,060   1,028,410
# *  SOITEC.................................................   125,494   8,942,040
# *  Solocal Group.......................................... 3,930,265   3,186,756
#    Somfy SA...............................................   104,097   8,048,686
     Sopra Steria Group.....................................   101,694  11,263,388
#    SPIE SA................................................   724,198  11,338,481
# *  SRP Groupe SA..........................................    37,923     180,216
*    Stallergenes Greer P.L.C...............................    17,371     532,604
# *  Ste Industrielle d'Aviation Latecoere SA...............   392,026   1,511,392
     Stef SA................................................    28,044   2,569,691
     Sword Group............................................    34,984   1,337,399
     Synergie SA............................................    69,728   2,127,572
#    Tarkett SA.............................................   164,392   3,611,508
# *  Technicolor SA......................................... 1,531,532   1,952,475
     Teleperformance........................................   144,931  23,868,988
     Television Francaise 1.................................   615,411   6,259,438
# *  Tessi SA...............................................     6,874   1,017,931
     TFF Group..............................................    17,239     768,149

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
                                                              SHARES     VALUE>>
                                                             --------- ------------
FRANCE -- (Continued)
#    Thermador Groupe.......................................    35,570 $  1,911,511
     Total Gabon............................................     3,035      482,069
# *  Touax SA...............................................     9,530       64,422
     Trigano SA.............................................    54,707    5,554,242
*    Ubisoft Entertainment SA...............................   141,155   12,661,962
     Union Financiere de France BQE SA......................    17,080      520,189
# *  Vallourec SA........................................... 2,261,226   10,689,157
*    Valneva SE.............................................   177,603      675,445
     Vetoquinol SA..........................................    19,343    1,083,356
     Vicat SA...............................................   104,300    5,605,142
     VIEL & Cie SA..........................................   162,802      865,739
     Vilmorin & Cie SA......................................    29,068    1,731,199
*    Virbac SA..............................................    21,524    3,453,765
     Vranken-Pommery Monopole SA............................    18,262      496,229
*    Worldline SA...........................................    17,876      940,478
     XPO Logistics Europe SADIR.............................        33       12,096
                                                             --------- ------------
TOTAL FRANCE................................................            672,734,134
                                                                       ------------
GERMANY -- (14.4%)
     7C Solarparken AG......................................    12,773       37,601
*    A.S. Creation Tapeten..................................     4,430       64,231
     Aareal Bank AG.........................................   449,919   16,737,558
     Adler Modemaerkte AG...................................    47,849      182,417
#    ADLER Real Estate AG...................................   203,696    3,293,374
#    ADO Properties SA......................................   174,985   10,320,884
# *  ADVA Optical Networking SE.............................   327,245    2,673,325
# *  AIXTRON SE.............................................   549,541    6,886,430
     All for One Steeb AG...................................     4,222      251,387
     Allgeier SE............................................    39,943    1,452,152
     Amadeus Fire AG........................................    34,590    3,957,115
     Atoss Software AG......................................     1,138       97,666
     Aurubis AG.............................................   273,125   16,578,550
     Axel Springer SE.......................................    43,277    2,873,895
#    Basler AG..............................................     9,252    1,636,842
#    Bauer AG...............................................    70,305    1,173,110
     BayWa AG...............................................    89,653    2,610,809
     BayWa AG...............................................       124        4,098
     Bechtle AG.............................................   211,097   18,746,981
     Bertrandt AG...........................................    36,308    3,004,669
#    bet-at-home.com AG.....................................    12,310      715,108
     Bijou Brigitte AG......................................    22,217      924,151
#    Bilfinger SE...........................................   230,912   10,058,812
     Borussia Dortmund GmbH & Co. KGaA......................   486,763    5,270,124
#    CANCOM SE..............................................   228,662    9,323,398
     Carl Zeiss Meditec AG..................................   169,872   13,914,818
#    CECONOMY AG............................................   935,953    4,782,424
     CENIT AG...............................................    53,174      913,921
     CENTROTEC Sustainable AG...............................    33,321      470,441
     Cewe Stiftung & Co. KGAA...............................    38,067    2,982,266
     comdirect bank AG......................................   198,700    2,352,711
     CompuGroup Medical SE..................................   147,554    8,334,595
     Corestate Capital Holding SA...........................    18,312      790,344
     CropEnergies AG........................................   126,491      563,833
     CTS Eventim AG & Co. KGaA..............................   367,892   13,792,268
     Data Modul AG..........................................    11,455      824,753
*    DEAG Deutsche Entertainment AG.........................    44,855      157,065

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
GERMANY -- (Continued)
     Delticom AG............................................    28,981 $   273,974
     Deutsche Beteiligungs AG...............................    86,903   3,554,047
#    Deutsche EuroShop AG...................................   357,086  11,080,709
     Deutsche Pfandbriefbank AG.............................   852,463  11,319,416
     Deutz AG...............................................   865,981   6,440,940
*    Dialog Semiconductor P.L.C.............................   451,612  11,909,549
     DIC Asset AG...........................................   353,555   3,812,691
     Diebold Nixdorf AG.....................................    27,137   1,757,209
     DMG Mori AG............................................    15,692     758,899
     Dr Hoenle AG...........................................    34,598   2,700,318
     Draegerwerk AG & Co. KGaA..............................    16,799     819,026
#    Duerr AG...............................................   352,667  12,567,057
     Eckert & Ziegler AG....................................    20,308   1,123,375
     EDAG Engineering Group AG..............................    48,866     968,272
     Elmos Semiconductor AG.................................    78,418   1,630,759
#    ElringKlinger AG.......................................   204,148   1,729,461
     Energiekontor AG.......................................     2,066      33,066
*    Euromicron AG..........................................    45,575     289,918
#    Ferratum Oyj...........................................    64,645     812,822
     Fielmann AG............................................   166,513  10,328,720
     First Sensor AG........................................    42,732     812,618
     FORTEC Elektronik AG...................................       372       8,009
     Francotyp-Postalia Holding AG, Class A.................    55,619     235,749
     Freenet AG.............................................   921,900  20,736,172
     FRIWO AG...............................................       513      11,971
     Fuchs Petrolub SE......................................    87,580   3,792,042
     GEA Group AG...........................................   155,221   4,716,544
     Gerresheimer AG........................................   225,329  15,880,200
# *  Gerry Weber International AG...........................   132,096     433,989
     Gesco AG...............................................    56,186   1,755,455
#    GFT Technologies SE....................................   121,382   1,393,202
     Grand City Properties SA...............................   429,757  10,389,716
#    GRENKE AG..............................................    81,982   7,862,347
     H&R GmbH & Co. KGaA....................................    64,746     492,538
     Hamburger Hafen und Logistik AG........................   151,382   3,206,739
     Hapag-Lloyd AG.........................................    41,306   1,527,320
     Hawesko Holding AG.....................................        52       2,594
# *  Heidelberger Druckmaschinen AG......................... 1,911,209   4,427,493
     Hella GmbH & Co KGaA...................................   213,268   9,975,893
     Highlight Communications AG............................    98,406     575,471
*    HolidayCheck Group AG..................................   175,906     595,347
     Hornbach Baumarkt AG...................................    28,254     751,446
     Hornbach Holding AG & Co. KGaA.........................    17,751   1,173,114
     Hugo Boss AG...........................................   456,778  32,642,934
     Indus Holding AG.......................................   131,189   7,162,811
     Isra Vision AG.........................................   111,249   4,772,080
     IVU Traffic Technologies AG............................    44,080     249,186
     Jenoptik AG............................................   340,829  10,316,544
#    K+S AG................................................. 1,437,309  26,765,532
     Kloeckner & Co. SE.....................................   575,851   4,842,585
#    Koenig & Bauer AG......................................    93,399   4,562,359
#    Krones AG..............................................    99,960   8,936,720
     KSB SE & Co. KGaA......................................     3,466   1,192,961
     KWS Saat SE............................................    15,926   5,410,462
     Lanxess AG.............................................   427,092  26,436,018
     LEG Immobilien AG......................................   324,194  35,437,322
     Leifheit AG............................................    51,737     924,892

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CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- -----------
GERMANY -- (Continued)
#    Leoni AG............................................... 217,226 $ 7,929,730
*    LPKF Laser & Electronics AG............................  73,571     533,373
# *  Manz AG................................................  30,876     976,457
     MasterFlex SE..........................................  21,291     191,118
     Mediclin AG............................................  88,966     579,947
# *  Medigene AG............................................  88,510   1,066,514
#    METRO AG............................................... 525,885   7,911,043
     MLP SE................................................. 380,431   2,194,502
     Nemetschek SE.......................................... 144,235  18,960,783
#    Nexus AG...............................................  77,776   2,123,360
*    Nordex SE.............................................. 399,366   3,710,265
     Norma Group SE......................................... 225,086  12,152,812
#    OHB SE.................................................  36,824   1,306,964
     OSRAM Licht AG......................................... 277,617  11,248,108
#    Paragon GmbH & Co. KGaA................................  14,660     426,643
     Patrizia Immobilien AG................................. 333,436   5,731,894
*    Petro Welt Technologies AG.............................  12,774      71,179
#    Pfeiffer Vacuum Technology AG..........................  52,474   6,524,747
     PNE AG................................................. 482,262   1,319,924
     Progress-Werk Oberkirch AG.............................   8,558     284,722
     ProSiebenSat.1 Media SE................................ 589,920  13,622,127
     PSI Software AG........................................  43,870     784,217
#    Puma SE................................................   2,634   1,354,453
*    PVA TePla AG...........................................      83       1,067
#    QSC AG................................................. 643,630   1,133,663
*    R Stahl AG.............................................  14,952     386,556
     Rational AG............................................  12,394   7,175,948
     Rheinmetall AG......................................... 298,579  25,840,127
     RHOEN-KLINIKUM AG...................................... 233,180   5,893,817
#    RIB Software SE........................................ 258,849   4,467,334
*    Rocket Internet SE..................................... 490,766  14,170,060
     S&T AG................................................. 241,440   6,000,408
#    SAF-Holland SA......................................... 359,253   5,235,892
     Salzgitter AG.......................................... 276,307  11,043,421
# *  Schaltbau Holding AG...................................  32,728     849,867
     Schloss Wachenheim AG..................................   8,017     168,391
     Scout24 AG............................................. 208,769   8,652,098
     Secunet Security Networks AG...........................   5,708     599,828
*    Senvion SA.............................................  31,747     181,007
# *  SGL Carbon SE.......................................... 214,662   2,150,456
*    Shop Apotheke Europe NV................................  18,754     953,742
#    SHW AG.................................................  25,624     642,634
     Siltronic AG........................................... 153,046  14,016,682
#    Sixt Leasing SE........................................  60,063     869,067
     Sixt SE................................................  90,959   9,246,450
     SMA Solar Technology AG................................  85,104   1,985,912
*    SMT Scharf AG..........................................  22,763     337,772
     Softing AG.............................................  26,963     245,127
     Software AG............................................ 338,852  15,170,288
     Stabilus SA............................................ 152,530  10,221,692
#    STRATEC Biomedical AG..................................  19,861   1,303,845
     Stroeer SE & Co. KGaA.................................. 180,625   9,441,432
#    Suedzucker AG.......................................... 483,148   7,482,023
# *  SUESS MicroTec SE...................................... 137,494   1,751,880
     Surteco Group SE.......................................  45,548   1,012,634
     Syzygy AG..............................................   2,030      20,017
     TAG Immobilien AG...................................... 934,395  21,315,539

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
GERMANY -- (Continued)
     Takkt AG...............................................   194,595 $  3,305,596
#    Technotrans SE, Class C................................    44,267    1,578,216
*    Tele Columbus AG.......................................   296,432    1,043,182
     TLG Immobilien AG......................................   583,835   14,823,221
# *  Tom Tailor Holding SE..................................   214,000      816,930
     Traffic Systems SE.....................................    35,766      661,360
     Uniper SE..............................................   124,414    3,590,385
#    VERBIO Vereinigte BioEnergie AG........................   135,124      794,997
     Vossloh AG.............................................    68,437    3,166,204
     VTG AG.................................................    90,523    5,416,932
     Wacker Chemie AG.......................................    47,794    4,269,169
     Wacker Neuson SE.......................................   200,964    4,462,882
     Washtec AG.............................................    66,493    5,124,047
     Wuestenrot & Wuerttembergische AG......................   108,965    2,204,909
#    XING SE................................................    18,521    5,568,703
     Zeal Network SE........................................    46,356    1,125,552
                                                             --------- ------------
TOTAL GERMANY...............................................            861,996,572
                                                                       ------------
IRELAND -- (1.0%)
     C&C Group P.L.C........................................ 1,085,694    4,035,280
     C&C Group P.L.C........................................   399,607    1,497,187
*    Cairn Homes P.L.C......................................   282,593      452,625
     Datalex P.L.C..........................................   107,125      263,593
     FBD Holdings P.L.C.....................................   125,459    1,477,107
     FBD Holdings P.L.C.....................................       857       10,403
     Glanbia P.L.C..........................................   214,971    3,800,768
     Glanbia P.L.C..........................................   700,613   12,429,963
     IFG Group P.L.C........................................   302,015      562,676
*    Independent News & Media P.L.C......................... 1,939,277      161,640
     Irish Continental Group P.L.C..........................   494,548    2,913,834
     Irish Continental Group P.L.C..........................   234,200    1,367,830
     Kingspan Group P.L.C...................................   438,083   19,033,686
*    Permanent TSB Group Holdings P.L.C.....................   127,648      274,189
     Smurfit Kappa Group P.L.C..............................   385,294   12,526,142
                                                             --------- ------------
TOTAL IRELAND...............................................             60,806,923
                                                                       ------------
ISRAEL -- (2.6%)
     Adgar Investment and Development, Ltd..................     6,982       11,167
*    ADO Group, Ltd.........................................    91,502    2,005,719
     Afcon Holdings, Ltd....................................       764       34,921
# *  Africa Israel Properties, Ltd..........................    88,767    2,302,430
     Africa Israel Residences, Ltd..........................     2,237       36,710
*    Airport City, Ltd......................................   437,203    5,090,832
     Albaad Massuot Yitzhak, Ltd............................     2,660       27,858
*    Allot Communications, Ltd..............................   166,831    1,074,337
     Alony Hetz Properties & Investments, Ltd...............   526,174    5,005,023
     Alrov Properties and Lodgings, Ltd.....................    48,833    1,496,159
     Amot Investments, Ltd..................................   692,577    3,440,276
     Arad, Ltd..............................................    15,796      186,233
*    Arko Holdings, Ltd..................................... 1,440,389      741,929
     Ashtrom Group, Ltd.....................................    56,634      239,628
#    Ashtrom Properties, Ltd................................   193,644      806,875
     AudioCodes, Ltd........................................   169,415    2,091,684
     Avgol Industries 1953, Ltd.............................   468,925      484,785
*    Azorim-Investment Development & Construction Co., Ltd..   434,861      386,539

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
ISRAEL -- (Continued)
     Bayside Land Corp......................................     5,400 $2,319,773
     Bet Shemesh Engines Holdings 1997, Ltd.................     3,766     88,462
     Big Shopping Centers, Ltd..............................    29,999  1,955,929
# *  BioLine RX, Ltd........................................    96,617     67,599
#    Blue Square Real Estate, Ltd...........................    35,427  1,254,294
*    Bonus Biogroup, Ltd....................................   613,036     89,062
# *  Brack Capital Properties NV............................    17,170  1,826,972
*    Brainsway, Ltd.........................................    19,857    121,217
     Camtek, Ltd............................................    83,671    682,120
#    Carasso Motors, Ltd....................................    94,524    484,627
     Castro Model, Ltd......................................       145      3,619
# *  Cellcom Israel, Ltd....................................   312,554  1,969,808
*    Ceragon Networks, Ltd..................................   266,244    886,593
*    Clal Biotechnology Industries, Ltd.....................   182,384    161,092
*    Clal Insurance Enterprises Holdings, Ltd...............   150,209  2,490,542
     Cohen Development & Industrial Buildings, Ltd..........     3,184     78,740
# *  Compugen, Ltd..........................................   188,351    552,034
     Danel Adir Yeoshua, Ltd................................    17,514    836,207
     Delek Automotive Systems, Ltd..........................   204,232  1,152,448
     Delek Group, Ltd.......................................    10,965  1,838,505
#    Delta-Galil Industries, Ltd............................    72,570  2,039,478
     Dexia Israel Bank, Ltd.................................     1,031    191,812
     Direct Insurance Financial Investments, Ltd............   111,017  1,252,964
     Dor Alon Energy in Israel 1988, Ltd....................     9,069    126,005
# *  El Al Israel Airlines..................................   803,092    229,922
#    Electra Consumer Products 1970, Ltd....................    29,796    322,113
     Electra, Ltd...........................................    11,376  2,750,082
*    Elron Electronic Industries, Ltd.......................    92,425    301,063
*    Energix-Renewable Energies, Ltd........................   757,422    855,935
# *  Enlight Renewable Energy, Ltd.......................... 2,163,770  1,069,740
*    Equital, Ltd...........................................     2,248     56,123
# *  Evogene, Ltd...........................................    79,189    209,274
     First International Bank Of Israel, Ltd................    82,661  1,780,065
     FMS Enterprises Migun, Ltd.............................    18,743    474,193
# *  Foresight Autonomous Holdings, Ltd.....................   172,589     70,568
#    Formula Systems 1985, Ltd..............................    56,663  2,200,151
     Fox Wizel, Ltd.........................................    48,897    927,350
*    Gilat Satellite Networks, Ltd..........................   218,298  2,071,172
     Hadera Paper, Ltd......................................    19,289  1,410,909
     Hamlet Israel-Canada, Ltd..............................    32,241    809,277
     Harel Insurance Investments & Financial Services, Ltd..   715,680  5,234,687
     Hilan, Ltd.............................................    78,443  1,843,324
     IDI Insurance Co., Ltd.................................    39,854  2,240,092
# *  Industrial Buildings Corp., Ltd........................   833,882  1,153,228
#    Inrom Construction Industries, Ltd.....................   309,702  1,083,486
     Intec Pharma, Ltd......................................    24,773    147,152
     Israel Discount Bank, Ltd., Class A.................... 1,210,316  3,955,264
# *  Israel Land Development Co., Ltd. (The)................    29,765    235,781
     Isras Investment Co., Ltd..............................     4,675    527,397
#    Issta Lines, Ltd.......................................    11,573    182,399
*    Jerusalem Oil Exploration..............................    55,094  3,163,170
*    Kamada, Ltd............................................   177,993    955,032
     Kenon Holdings, Ltd....................................    79,136  1,262,661
     Kerur Holdings, Ltd....................................    28,592    733,427
     Klil Industries, Ltd...................................     5,219    444,461
     Maabarot Products, Ltd.................................    22,937    239,304
     Magic Software Enterprises, Ltd........................   118,171    982,128

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
ISRAEL -- (Continued)
     Matrix IT, Ltd.........................................    221,492 $  2,578,977
     Maytronics, Ltd........................................    231,300    1,429,881
# *  Mazor Robotics, Ltd....................................    230,878    6,717,863
#    Mediterranean Towers, Ltd..............................    291,699      508,573
     Mega Or Holdings, Ltd..................................     70,295      776,677
     Meitav Dash Investments, Ltd...........................     91,774      274,615
#    Melisron, Ltd..........................................     80,406    3,409,161
     Menora Mivtachim Holdings, Ltd.........................    161,602    1,798,935
     Migdal Insurance & Financial Holding, Ltd..............  2,192,100    2,422,031
     Minrav Holdings, Ltd...................................        263       27,142
#    Mivtach Shamir Holdings, Ltd...........................     23,078      420,735
     Naphtha Israel Petroleum Corp., Ltd....................    214,252    1,343,946
#    Nawi Brothers, Ltd.....................................     98,368      547,229
     Neto ME Holdings, Ltd..................................      8,982      740,318
*    Nova Measuring Instruments, Ltd........................    167,287    3,690,943
*    NR Spuntech Industries, Ltd............................     76,176      222,222
     Oil Refineries, Ltd....................................  9,189,374    4,368,278
     One Software Technologies, Ltd.........................        552       21,101
# *  Partner Communications Co., Ltd........................    680,634    3,440,279
     Paz Oil Co., Ltd.......................................     48,898    7,321,724
*    Perion Network, Ltd....................................      5,485       17,185
     Phoenix Holdings, Ltd. (The)...........................    459,596    2,542,721
     Plasson Industries, Ltd................................     20,285      957,266
     Rami Levy Chain Stores Hashikma Marketing 2006, Ltd....     43,717    2,227,869
# *  Redhill Biopharma, Ltd.................................    366,770      285,786
     Scope Metals Group, Ltd................................     40,603    1,092,957
#    Shapir Engineering and Industry, Ltd...................    449,999    1,642,686
# *  Shikun & Binui, Ltd....................................  1,234,883    2,352,419
#    Shufersal, Ltd.........................................    731,044    4,640,762
*    SodaStream International, Ltd..........................     10,117    1,448,935
     Strauss Group, Ltd.....................................     72,285    1,584,953
     Summit Real Estate Holdings, Ltd.......................    178,144    1,603,873
# *  Suny Cellular Communication, Ltd.......................    473,129      241,995
#    Tadiran Holdings, Ltd..................................     14,981      374,577
*    Tower Semiconductor, Ltd...............................    315,502    4,889,624
# *  Union Bank of Israel...................................    199,952      898,292
#    YH Dimri Construction & Development, Ltd...............      1,529       24,113
                                                             ---------- ------------
TOTAL ISRAEL................................................             156,740,580
                                                                        ------------
ITALY -- (8.9%)
# *  A.S. Roma SpA..........................................    856,401      477,678
     A2A SpA................................................ 11,245,170   18,119,959
     ACEA SpA...............................................    354,513    4,653,927
*    Aeffe SpA..............................................    236,060      603,274
     Aeroporto Guglielmo Marconi Di Bologna SpA.............      5,184       74,249
     Amplifon SpA...........................................    603,829   10,696,407
     Anima Holding SpA......................................  1,643,167    6,871,045
*    Ansaldo STS SpA........................................    357,955    5,145,801
     Aquafil SpA............................................     29,879      346,825
*    Arnoldo Mondadori Editore SpA..........................    896,526    1,546,977
     Ascopiave SpA..........................................    484,233    1,587,884
# *  Astaldi SpA............................................    319,223      202,053
     Autogrill SpA..........................................    830,132    8,161,487
     Autostrade Meridionali SpA.............................      3,917      107,238
#    Avio SpA...............................................     55,051      716,003

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
                                                               SHARES      VALUE>>
                                                             ----------- -----------
ITALY -- (Continued)
#    Azimut Holding SpA.....................................     819,857 $10,094,571
#    B&C Speakers SpA.......................................      18,289     233,878
# *  Banca Carige SpA....................................... 148,414,098     822,688
     Banca Farmafactoring SpA...............................     283,500   1,458,293
     Banca Finnat Euramerica SpA............................     616,149     216,080
     Banca Generali SpA.....................................     392,887   7,564,815
#    Banca IFIS SpA.........................................     143,766   2,525,905
     Banca Mediolanum SpA...................................   1,596,860   9,252,207
# *  Banca Monte dei Paschi di Siena SpA....................     213,039     349,757
     Banca Popolare di Sondrio SCPA.........................   3,123,738   9,847,499
#    Banca Profilo SpA......................................   1,814,636     334,631
#    Banca Sistema SpA......................................     331,868     631,050
# *  Banco BPM SpA..........................................   9,509,050  17,826,255
#    Banco di Desio e della Brianza SpA.....................     238,796     489,193
     BasicNet SpA...........................................     159,481     851,020
#    BE.....................................................     564,587     533,611
     Biesse SpA.............................................      88,272   2,028,997
#    BPER Banca.............................................   3,576,937  13,574,474
     Brembo SpA.............................................   1,025,965  11,358,351
     Brunello Cucinelli SpA.................................     222,011   7,599,365
#    Buzzi Unicem SpA.......................................     541,578  10,399,492
     Cairo Communication SpA................................     491,931   1,555,004
*    Caltagirone Editore SpA................................       6,277       8,887
#    Carraro SpA............................................     162,374     360,263
     Cembre SpA.............................................      24,165     550,670
     Cementir Holding SpA...................................     334,012   2,051,709
     Cerved Group SpA.......................................   1,282,705  10,229,343
     CIR-Compagnie Industriali Riunite SpA..................   2,406,730   2,557,954
     Credito Emiliano SpA...................................     539,951   3,220,081
*    Credito Valtellinese SpA...............................  46,943,662   4,903,779
# *  d'Amico International Shipping SA......................   1,350,290     134,501
     Danieli & C Officine Meccaniche SpA....................      89,559   1,673,789
     Datalogic SpA..........................................     124,196   3,647,297
     De' Longhi SpA.........................................     371,086   9,820,507
     DeA Capital SpA........................................     727,037   1,058,005
     DiaSorin SpA...........................................     148,350  14,071,453
     Digital Bros SpA.......................................      17,463     179,464
     El.En. SpA.............................................       2,365      46,254
*    Elica SpA..............................................      76,131     163,384
     Emak SpA...............................................     335,269     464,157
     Enav SpA...............................................   1,583,529   7,137,590
# *  ePrice SpA.............................................      99,656     165,841
     ERG SpA................................................     413,405   7,711,696
#    Esprinet SpA...........................................     208,274     914,785
*    Eurotech SpA...........................................     252,395   1,076,374
*    Exprivia SpA...........................................     109,673     120,223
     Falck Renewables SpA...................................     899,544   1,817,288
*    Fiera Milano SpA.......................................      87,551     378,199
#    Fila SpA...............................................     112,641   2,004,660
*    Fincantieri SpA........................................   3,767,009   5,488,099
     FinecoBank Banca Fineco SpA............................     503,155   5,258,786
     FNM SpA................................................   1,049,730     598,376
# *  GEDI Gruppo Editoriale SpA.............................     927,122     374,779
#    Gefran SpA.............................................      37,987     274,529
#    Geox SpA...............................................     604,392   1,092,304
#    Gruppo MutuiOnline SpA.................................     145,928   2,600,351
     Hera SpA...............................................   5,616,955  15,502,092

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CONTINUED


                                                       SHARES     VALUE>>
                                                      --------- -----------
     ITALY -- (Continued)
     # *  IMMSI SpA.................................. 1,274,433 $   607,050
          Industria Macchine Automatiche SpA.........   112,990   6,775,677
          Infrastrutture Wireless Italiane SpA.......   607,924   4,227,503
     # *  Intek Group SpA............................ 1,988,417     719,950
          Interpump Group SpA........................   487,515  14,064,838
          Iren SpA................................... 4,364,107   9,443,887
          Italgas SpA................................ 3,384,546  17,462,733
          Italmobiliare SpA..........................    45,163     996,448
          IVS Group SA...............................    56,191     676,708
     # *  Juventus Football Club SpA................. 3,178,690   3,365,454
          La Doria SpA...............................    73,967     804,445
          Leonardo SpA...............................   786,405   8,525,178
          Maire Tecnimont SpA........................   976,043   4,266,619
          MARR SpA...................................   214,286   5,185,256
          Massimo Zanetti Beverage Group SpA.........    65,668     449,358
     # *  Mediaset SpA............................... 4,201,139  12,641,580
          Moncler SpA................................    15,293     531,092
     # *  Mondo TV SpA...............................    89,356     340,460
          Nice SpA...................................   161,881     506,817
     # *  Openjobmetis SpA agenzia per il lavoro.....    61,558     563,380
     # *  OVS SpA....................................   977,759   1,726,566
     #    Panariagroup Industrie Ceramiche SpA.......    73,107     190,218
          Parmalat SpA...............................   756,306   2,328,561
          Piaggio & C SpA............................ 1,160,095   2,482,342
     #    Prima Industrie SpA........................    32,468     800,387
          Prysmian SpA...............................   909,835  17,675,089
          RAI Way SpA................................   468,523   2,424,851
          Reno de Medici SpA......................... 1,258,378   1,233,330
          Reply SpA..................................   127,636   7,072,775
     #    Retelit SpA................................   812,002   1,301,131
     # *  Rizzoli Corriere Della Sera Mediagroup SpA.   747,835     760,033
          Sabaf SpA..................................    46,764     692,161
          SAES Getters SpA...........................    47,938     960,739
     # *  Safilo Group SpA...........................   233,748     436,275
     *    Saipem SpA................................. 4,217,382  23,063,725
     #    Salini Impregilo SpA....................... 1,282,257   2,826,487
          Salvatore Ferragamo SpA....................   323,065   7,642,046
          Saras SpA.................................. 3,787,516   7,395,267
          Servizi Italia SpA.........................    62,874     242,091
          Sesa SpA...................................    46,552   1,261,861
          Societa Cattolica di Assicurazioni SC...... 1,153,283   9,317,095
          Societa Iniziative Autostradali e Servizi
            SpA......................................   518,087   7,299,240
     # *  Sogefi SpA.................................   323,297     575,107
     #    SOL SpA....................................   169,140   2,036,054
          Tamburi Investment Partners SpA............   709,442   4,622,443
          Technogym SpA..............................   653,410   7,135,445
          Tecnoinvestimenti SpA......................    63,944     458,728
     # *  Tiscali SpA................................ 9,160,788     100,699
     #    Tod's SpA..................................    73,658   4,503,327
     # *  TREVI - Finanziaria Industriale SpA........   509,518     155,454
          TXT e-solutions SpA........................    26,857     248,200
     #    Unieuro SpA................................    45,290     548,509
     #    Unione di Banche Italiane SpA.............. 7,724,232  23,575,581
          Unipol Gruppo SpA.......................... 2,932,632  11,802,355
     #    UnipolSai Assicurazioni SpA................ 4,384,980   9,573,504

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
                                                              SHARES     VALUE>>
                                                             --------- ------------
ITALY -- (Continued)
     Zignago Vetro SpA......................................   168,455 $  1,567,203
                                                             --------- ------------
TOTAL ITALY.................................................            534,704,724
                                                                       ------------
NETHERLANDS -- (6.0%)
     Aalberts Industries NV.................................   704,568   25,828,121
#    Accell Group NV........................................   154,132    2,678,239
     AFC Ajax NV............................................    13,955      208,594
# *  Altice Europe NV....................................... 2,479,499    5,898,828
*    Altice Europe NV, Class B..............................    99,352      237,077
#    AMG Advanced Metallurgical Group NV....................   206,324    9,816,640
#    Amsterdam Commodities NV...............................   113,039    2,366,787
     APERAM SA..............................................   390,560   13,336,778
#    Arcadis NV.............................................   495,339    6,677,740
     ASM International NV...................................   346,018   14,854,028
     ASR Nederland NV.......................................    82,142    3,729,018
*    Basic-Fit NV...........................................   112,451    3,237,656
#    BE Semiconductor Industries NV.........................   538,009   11,501,529
#    Beter Bed Holding NV...................................    22,883      124,925
     BinckBank NV...........................................   388,322    1,880,245
#    Boskalis Westminster...................................   654,419   18,816,387
#    Brunel International NV................................   150,988    1,867,403
     Corbion NV.............................................   405,868   12,323,951
     Flow Traders...........................................   202,622    6,462,210
     ForFarmers NV..........................................   186,963    2,105,586
# *  Fugro NV...............................................   597,586    7,677,824
*    Gemalto NV.............................................   306,999   17,509,677
*    Gemalto NV.............................................   231,595   13,210,242
     GrandVision NV.........................................   285,988    7,211,925
*    Heijmans NV............................................   161,687    1,741,545
     Hunter Douglas NV......................................    23,885    1,592,151
     IMCD NV................................................   298,658   20,252,701
#    Intertrust NV..........................................   401,930    6,483,813
     KAS Bank NV............................................    99,500      720,571
#    Kendrion NV............................................   103,753    3,137,800
#    Koninklijke BAM Groep NV............................... 1,828,327    6,281,032
     Koninklijke Vopak NV...................................   443,568   20,059,502
*    Lucas Bols NV..........................................    20,321      363,378
     Nederland Apparatenfabriek.............................    33,455    1,619,161
*    OCI NV.................................................   521,247   14,810,122
     Ordina NV..............................................   673,792    1,278,585
#    PostNL NV.............................................. 3,165,581    9,352,455
     SBM Offshore NV........................................ 1,292,245   22,265,899
#    SIF Holding NV.........................................    35,317      591,347
     Signify NV.............................................   683,594   16,840,008
#    Sligro Food Group NV...................................   164,297    7,282,237
*    Takeaway.com NV........................................   102,690    6,038,963
     TKH Group NV...........................................   265,655   13,418,693
*    TomTom NV..............................................   971,261    8,111,630
     Van Lanschot Kempen NV.................................    71,602    1,753,724
#    Wessanen...............................................   484,021    5,068,184
                                                             --------- ------------
TOTAL NETHERLANDS...........................................            358,624,911
                                                                       ------------
NORWAY -- (2.4%)
     ABG Sundal Collier Holding ASA......................... 2,159,070    1,293,047
     AF Gruppen ASA.........................................    49,296      745,317
*    Akastor ASA............................................ 1,077,318    2,100,058

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
NORWAY -- (Continued)
*    Aker Solutions ASA..................................... 1,083,854 $7,131,592
     American Shipping Co. ASA..............................   195,707    813,171
*    Archer, Ltd............................................   690,401    570,841
     Arendals Fossekompani A.S..............................        90     32,865
#    Atea ASA...............................................   446,437  5,884,384
     Austevoll Seafood ASA..................................   401,957  6,459,880
# *  Avance Gas Holding, Ltd................................   375,664    939,255
# *  Axactor SE.............................................   778,404  2,037,430
#    B2Holding ASA..........................................   649,274  1,093,535
     Bakkafrost P/F.........................................    15,893    892,867
     Bonheur ASA............................................   140,320  1,659,547
     Borregaard ASA.........................................   646,687  5,824,021
# *  BW LPG, Ltd............................................   667,605  3,149,888
*    BW Offshore, Ltd.......................................   837,993  5,363,727
     Data Respons ASA.......................................    14,736     44,283
     DNO ASA................................................ 4,418,295  8,445,802
# *  DOF ASA................................................   735,979    542,661
     Entra ASA..............................................    59,049    799,012
#    Europris ASA........................................... 1,024,143  2,725,401
*    FLEX LNG, Ltd..........................................   997,557  1,750,203
# *  Frontline, Ltd.........................................   405,079  2,932,346
# *  Funcom NV..............................................   502,785  1,067,504
     Grieg Seafood ASA......................................   327,246  4,770,895
#    Hexagon Composites ASA.................................   507,665  1,513,992
#    Hoegh LNG Holdings, Ltd................................   258,448  1,207,016
# *  IDEX ASA...............................................   506,708    338,493
     Itera ASA..............................................    10,713     12,250
*    Kongsberg Automotive ASA............................... 2,171,519  2,034,847
     Kongsberg Gruppen ASA..................................    46,352    761,071
*    Kvaerner ASA........................................... 1,605,790  2,782,894
*    Magnora ASA............................................   124,800    101,926
# *  NEL ASA................................................ 5,447,319  2,786,312
*    Next Biometrics Group A.S..............................    36,548    214,281
# *  Nordic Nanovector ASA..................................   230,106  1,516,680
# *  Nordic Semiconductor ASA...............................   884,263  3,764,108
     Norway Royal Salmon ASA................................    79,669  2,343,977
# *  Norwegian Air Shuttle ASA..............................   163,645  4,169,515
*    Norwegian Finans Holding ASA...........................   349,270  3,119,540
     Norwegian Property ASA.................................   805,865    987,838
#    Ocean Yield ASA........................................   295,940  2,244,588
# *  Odfjell Drilling, Ltd..................................   532,640  1,946,510
     Odfjell SE, Class A....................................   137,586    497,766
     Olav Thon Eiendomsselskap ASA..........................   104,037  1,804,798
*    Otello Corp. ASA.......................................   221,462    371,744
# *  Panoro Energy ASA......................................   308,482    585,718
*    Petroleum Geo-Services ASA............................. 2,204,670  6,852,280
# *  PhotoCure ASA..........................................   106,211    627,680
*    Prosafe SE.............................................   301,992    888,482
# *  Protector Forsikring ASA...............................   366,464  1,691,539
*    Q-Free ASA.............................................   179,836    162,074
# *  REC Silicon ASA........................................ 6,681,258    476,808
#    Sbanken ASA............................................   337,284  3,359,196
#    Scatec Solar ASA.......................................   570,555  3,882,617
     Selvaag Bolig ASA......................................   256,708  1,148,978
     Solon Eiendom ASA......................................    41,279    136,984
# *  Solstad Offshore ASA...................................   675,336    239,931
     SpareBank 1 SR-Bank ASA................................    48,387    537,905

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
NORWAY -- (Continued)
     Spectrum ASA...........................................    201,208 $  1,327,811
     Stolt-Nielsen, Ltd.....................................    185,151    2,486,142
# *  Thin Film Electronics ASA..............................  2,062,851      225,315
     Tomra Systems ASA......................................    291,263    7,215,087
     Treasure ASA...........................................    306,583      396,071
#    Veidekke ASA...........................................    555,649    5,797,827
# *  Wallenius Wilhelmsen ASA...............................    101,766      349,672
     Wilh Wilhelmsen Holding ASA, Class A...................     68,304    1,377,058
#    XXL ASA................................................     29,167      150,077
                                                             ---------- ------------
TOTAL NORWAY................................................             143,504,930
                                                                        ------------
PORTUGAL -- (1.1%)
     Altri SGPS SA..........................................    601,279    5,269,463
*    Banco Comercial Portugues SA........................... 64,683,272   17,398,916
#    CTT-Correios de Portugal SA............................  1,043,611    4,002,476
     Ibersol SGPS SA........................................     36,721      352,771
*    Mota-Engil SGPS SA.....................................    850,092    1,683,525
     Navigator Co. SA (The).................................  1,996,077    9,934,644
     NOS SGPS SA............................................  1,766,570    9,908,525
     Novabase SGPS SA.......................................     72,649      203,601
#    REN - Redes Energeticas Nacionais SGPS SA..............  2,954,394    7,866,290
     Semapa-Sociedade de Investimento e Gestao..............    172,045    3,281,372
     Sonae Capital SGPS SA..................................    789,547      689,158
     Sonae SGPS SA..........................................  6,124,902    6,119,741
*    Teixeira Duarte SA.....................................    797,539      159,730
                                                             ---------- ------------
TOTAL PORTUGAL..............................................              66,870,212
                                                                        ------------
SPAIN -- (5.8%).............................................
#    Acciona SA.............................................    206,462   17,415,328
     Acerinox SA............................................  1,262,541   14,107,529
# *  Adveo Group International SA...........................    104,096       46,877
     Alantra Partners SA....................................     47,930      758,800
     Almirall SA............................................    472,247    8,556,122
# *  Amper SA...............................................  6,327,556    1,871,567
     Applus Services SA.....................................    879,100   11,951,330
#    Atresmedia Corp. de Medios de Comunicacion SA..........    609,294    3,431,600
     Azkoyen SA.............................................     67,253      549,703
*    Baron de Ley...........................................     13,441    1,628,546
#    Bolsas y Mercados Espanoles SHMSF SA...................    508,291   15,035,761
     Cellnex Telecom SA.....................................  1,049,614   26,110,496
     Cia de Distribucion Integral Logista Holdings SA.......    353,552    8,536,006
     CIE Automotive SA......................................    491,572   13,010,184
     Construcciones y Auxiliar de Ferrocarriles SA..........    117,658    4,416,862
# *  Deoleo SA..............................................  2,088,552      205,365
     Deoleo SA..............................................    452,504       44,334
#    Distribuidora Internacional de Alimentacion SA.........  3,849,981    2,903,098
# *  Duro Felguera SA....................................... 16,320,605      219,996
#    Ebro Foods SA..........................................    515,327   10,115,617
# *  eDreams ODIGEO SA......................................    411,386    1,675,236
     Elecnor SA.............................................    200,108    2,536,930
     Enagas SA..............................................  1,198,599   31,779,001
     Ence Energia y Celulosa SA.............................  1,118,132    9,392,126
     Ercros SA..............................................    815,730    3,707,484
#    Euskaltel SA...........................................    494,219    4,137,617
     Faes Farma SA..........................................  1,856,021    7,804,703
     Fluidra SA.............................................    338,754    4,095,816

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
SPAIN -- (Continued)
*    Fomento de Construcciones y Contratas SA...............    290,309 $  3,863,596
# *  Global Dominion Access SA..............................    676,978    3,615,274
     Grupo Catalana Occidente SA............................    244,400   10,095,858
# *  Grupo Empresarial San Jose SA..........................    132,268      725,922
# *  Grupo Ezentis SA.......................................  1,683,706    1,273,091
     Iberpapel Gestion SA...................................     45,010    1,532,581
     Iberpapel Gestion SA...................................        450       15,345
*    Indra Sistemas SA......................................    873,688    8,635,025
#    Laboratorios Farmaceuticos Rovi SA.....................     70,000    1,293,517
*    Liberbank SA........................................... 12,379,578    5,792,715
*    Masmovil Ibercom S.A...................................      1,332      172,896
     Mediaset Espana Comunicacion SA........................  1,104,946    7,513,453
     Melia Hotels International SA..........................    793,796    8,157,227
     Miquel y Costas & Miquel SA............................     90,253    2,963,297
# *  Natra SA...............................................    244,091      241,813
#    Obrascon Huarte Lain SA................................    926,681    1,057,808
     Papeles y Cartones de Europa SA........................    320,535    6,065,612
     Parques Reunidos Servicios Centrales SAU...............     44,412      552,837
# *  Pharma Mar SA..........................................  1,239,595    1,513,340
     Prim SA................................................     39,523      563,881
# *  Promotora de Informaciones SA, Class A.................  1,879,113    3,412,043
     Prosegur Cia de Seguridad SA...........................  1,713,380    9,515,607
*    Quabit Inmobiliaria SA.................................    822,737    1,580,999
*    Realia Business SA.....................................  1,376,419    1,543,485
     Renta 4 Banco SA.......................................        442        3,754
     Sacyr S.A..............................................  3,024,288    7,300,119
*    Solaria Energia y Medio Ambiente SA....................    394,667    1,699,276
# *  Talgo SA...............................................    527,275    2,677,390
#    Tecnicas Reunidas SA...................................    234,914    6,316,277
     Telepizza Group SA.....................................    135,228      701,730
# *  Tubacex SA.............................................    801,831    2,841,471
# *  Tubos Reunidos SA......................................    785,848      176,684
     Unicaja Banco S.A......................................    456,225      584,007
     Vidrala SA.............................................    102,004    8,470,870
     Viscofan SA............................................    281,337   16,828,526
*    Vocento SA.............................................    352,577      494,593
     Zardoya Otis SA........................................  1,127,421    7,718,035
                                                             ---------- ------------
TOTAL SPAIN.................................................             343,553,988
                                                                        ------------
SWEDEN -- (7.2%)
     AAK AB.................................................    440,933    6,646,342
*    AcadeMedia AB..........................................    267,750    1,226,361
     Acando AB..............................................    901,661    3,172,393
#    AddLife AB.............................................     80,075    1,835,643
#    AddNode Group AB.......................................     56,993      697,642
     AddTech AB, Class B....................................    323,447    6,614,781
     AF AB, Class B.........................................    476,390   10,217,195
     Ahlsell AB.............................................    931,019    4,712,312
#    Alimak Group AB........................................    231,132    3,253,456
# *  Anoto Group AB.........................................    313,692      111,962
# *  Anoto Group AB.........................................     24,130       10,020
*    Arise AB...............................................     36,861       70,366
     Arjo AB, Class B.......................................    368,470    1,251,950
     Atrium Ljungberg AB, Class B...........................    183,542    3,109,235
     Attendo AB.............................................    514,461    4,652,213
#    Avanza Bank Holding AB.................................    140,463    7,511,141

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
SWEDEN -- (Continued)
*    BE Group AB............................................    27,710 $   131,734
     Beijer Alma AB.........................................   268,031   4,042,496
# *  Beijer Electronics Group AB............................    80,992     377,191
     Beijer Ref AB..........................................   246,015   3,885,283
     Bergman & Beving AB....................................   183,702   1,724,669
#    Besqab AB..............................................    21,962     277,934
     Betsson AB.............................................   775,690   6,735,325
     Bilia AB, Class A......................................   628,332   5,885,301
#    BillerudKorsnas AB.....................................   908,745  10,764,508
     BioGaia AB, Class B....................................   112,381   4,549,769
     Biotage AB.............................................   391,241   5,126,917
     Bjorn Borg AB..........................................    99,769     238,525
     Bonava AB..............................................    12,198     135,822
     Bonava AB, Class B.....................................   418,059   4,721,859
     Bravida Holding AB.....................................   599,657   4,405,452
     Bufab AB...............................................   201,951   2,044,394
#    Bulten AB..............................................   114,896   1,242,828
     Bure Equity AB.........................................   362,928   4,724,578
#    Byggmax Group AB.......................................   363,928   1,484,004
     Catena AB..............................................   119,979   2,437,552
# *  Cavotec SA.............................................    66,402     153,855
#    Clas Ohlson AB, Class B................................   121,893   1,024,410
     Cloetta AB, Class B.................................... 1,520,378   4,582,735
# *  CLX Communications AB..................................    40,200     449,541
*    Collector AB...........................................   140,712     821,953
     Com Hem Holding AB.....................................   807,301  12,595,112
     Concentric AB..........................................   370,121   4,966,762
     Coor Service Management Holding AB.....................   204,469   1,440,671
     Corem Property Group AB................................   163,626     195,791
     Dedicare AB, Class B...................................    20,550     126,951
     Dios Fastigheter AB....................................   792,725   4,775,073
     Dometic Group AB.......................................   642,953   4,490,306
# *  Doro AB................................................   155,569     696,042
#    Duni AB................................................   216,832   2,432,744
#    Dustin Group AB........................................   378,643   3,037,139
     Eastnine AB............................................   111,436   1,045,797
     Elanders AB, Class B...................................    53,806     556,059
# *  Eltel AB...............................................   192,132     417,086
# *  Enea AB................................................    83,607     972,496
#    eWork Group AB.........................................    32,666     310,245
     Fabege AB..............................................   605,493   7,731,771
#    Fagerhult AB...........................................   207,289   1,821,757
     Fenix Outdoor International AG.........................    17,308   1,715,441
# *  Fingerprint Cards AB, Class B..........................   634,700     784,559
     Getinge AB, Class B....................................   134,953   1,323,800
     Granges AB.............................................   536,918   5,676,350
     Gunnebo AB.............................................   158,478     421,904
     Haldex AB..............................................   232,013   1,962,617
     Heba Fastighets AB, Class B............................    50,958     640,359
*    Hembla AB..............................................    92,667   1,584,578
     Hemfosa Fastigheter AB................................. 1,119,049  13,825,089
     HIQ International AB...................................   176,375     991,279
#    HMS Networks AB........................................    93,914   1,470,386
#    Hoist Finance AB.......................................   404,367   3,242,773
     Holmen AB, Class B.....................................   272,681   6,242,634
#    Humana AB..............................................     2,657      15,967
     Indutrade AB...........................................   328,135   7,876,408

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
SWEDEN -- (Continued)
     Inwido AB..............................................   330,500 $ 2,202,554
#    JM AB..................................................   452,357   8,580,597
     KappAhl AB.............................................   488,702   1,400,763
     Karo Pharma AB......................................... 1,055,923   4,263,393
     Kindred Group P.L.C.................................... 1,027,612  10,955,573
#    Klovern AB, Class B.................................... 3,842,814   4,433,935
     KNOW IT AB.............................................   159,367   3,099,260
     Kungsleden AB.......................................... 1,240,420   8,670,710
#    Lagercrantz Group AB, Class B..........................   387,276   3,809,697
     Lindab International AB................................   517,119   3,613,102
     Loomis AB, Class B.....................................   455,780  14,092,550
# *  Medivir AB, Class B....................................   169,635     670,373
#    Mekonomen AB...........................................   142,380   1,667,704
#    Mekonomen AB...........................................    81,359     951,292
     Modern Times Group MTG AB, Class B.....................    30,768   1,135,759
     Momentum Group AB, Class B.............................   178,233   1,789,260
#    MQ Holding AB..........................................    25,122      33,921
#    Mycronic AB............................................   466,944   5,856,782
#    NCC AB, Class B........................................    29,960     446,447
     Nederman Holding AB....................................    27,214     297,297
# *  Net Insight AB, Class B................................ 1,129,868     339,499
#    NetEnt AB..............................................   939,633   4,819,442
     New Wave Group AB, Class B.............................   388,933   2,364,409
     Nobia AB...............................................   748,449   4,760,859
     Nobina AB..............................................   622,440   4,153,295
     Nolato AB, Class B.....................................   181,018   8,335,132
     Nordic Waterproofing Holding A.S.......................    44,044     357,346
     NP3 Fastigheter AB.....................................   139,802     933,038
     OEM International AB, Class B..........................    46,319   1,060,981
#    Opus Group AB.......................................... 1,440,504     880,527
# *  Orexo AB...............................................    44,899     305,054
     Oriflame Holding AG....................................   237,287   5,601,588
     Pandox AB..............................................   142,822   2,439,944
     Peab AB................................................ 1,197,346  10,539,714
     Platzer Fastigheter Holding AB, Class B................   178,603   1,153,244
#    Pricer AB, Class B.....................................   870,927     971,003
     Proact IT Group AB.....................................    50,975     979,413
# *  Qliro Group AB.........................................   795,678   1,049,885
*    Radisson Hospitality AB................................   213,747     825,273
     Ratos AB, Class B......................................   648,130   1,750,454
# *  RaySearch Laboratories AB..............................   132,924   1,675,244
*    Recipharm AB, Class B..................................   284,468   4,209,430
#    Resurs Holding AB......................................   360,191   2,386,083
#    Rottneros AB...........................................   641,827     825,560
     Sagax AB, Class B......................................   156,242   2,179,396
*    SAS AB.................................................   802,789   1,812,672
     Scandi Standard AB.....................................   329,799   2,021,672
     Scandic Hotels Group AB................................   390,549   3,569,952
     Sectra AB, Class B.....................................    93,020   2,425,720
     Semcon AB..............................................   107,246     621,153
# *  Sensys Gatso Group AB.................................. 3,866,489     721,196
     SkiStar AB.............................................   162,619   4,238,030
     Sweco AB, Class B......................................   315,292   7,108,900
#    Systemair AB...........................................    84,050     888,703
     Thule Group AB.........................................   620,285  12,282,017
     Troax Group AB.........................................    45,534   1,263,432
     VBG Group AB, Class B..................................    26,108     399,020

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
SWEDEN -- (Continued)
     Vitrolife AB...........................................   378,460 $  5,605,812
#    Wallenstam AB, Class B.................................   969,780    8,737,590
     Wihlborgs Fastigheter AB...............................   936,784   10,568,912
                                                             --------- ------------
TOTAL SWEDEN................................................            427,579,156
                                                                       ------------
SWITZERLAND -- (10.7%)......................................
     Allreal Holding AG.....................................    91,312   14,007,421
*    Alpiq Holding AG.......................................    11,764      992,656
     ALSO Holding AG........................................    34,151    3,870,521
#    ams AG.................................................   285,353   11,116,567
     APG SGA SA.............................................     8,084    2,847,027
# *  Arbonia AG.............................................   306,121    3,840,152
# *  Aryzta AG..............................................   543,826    5,072,227
     Ascom Holding AG.......................................   227,366    3,626,010
#    Autoneum Holding AG....................................    20,419    3,946,638
     Bachem Holding AG, Class B.............................    17,748    2,075,336
#    Banque Cantonale de Geneve.............................     9,027    1,743,121
     Banque Cantonale du Jura SA............................     4,071      220,397
     Banque Cantonale Vaudoise..............................    11,753    8,784,360
     Belimo Holding AG......................................     2,689   12,026,394
     Bell Food Group AG.....................................    11,143    3,494,155
     Bellevue Group AG......................................    55,759    1,212,263
     Berner Kantonalbank AG.................................    25,819    5,432,634
     BFW Liegenschaften AG..................................     2,894      126,098
     BKW AG.................................................   119,029    7,549,510
     Bobst Group SA.........................................    55,474    4,193,227
     Bossard Holding AG, Class A............................    39,127    6,379,430
     Bucher Industries AG...................................    46,421   12,802,466
     Burckhardt Compression Holding AG......................    19,886    6,589,568
#    Burkhalter Holding AG..................................    21,961    1,715,242
     Calida Holding AG......................................    28,754      896,261
     Carlo Gavazzi Holding AG...............................     2,222      603,835
     Cembra Money Bank AG...................................   196,416   16,472,947
     Cham Group AG..........................................     2,308      982,247
#    Cicor Technologies, Ltd................................    14,473      723,166
     Cie Financiere Tradition SA............................    10,069    1,059,635
     Coltene Holding AG.....................................    24,027    2,452,134
     Conzzeta AG............................................     8,845    7,909,232
     Daetwyler Holding AG...................................    47,843    7,263,354
     DKSH Holding AG........................................   191,649   12,920,997
#    dormakaba Holding AG...................................    21,077   15,205,814
*    Dottikon Es Holding AG.................................       143       72,783
#    Dufry AG...............................................    45,079    5,079,495
     EFG International AG...................................   553,849    3,906,712
     Emmi AG................................................    14,170   10,299,298
     Energiedienst Holding AG...............................    74,815    2,190,750
# *  Evolva Holding SA...................................... 3,298,014      851,065
#    Feintool International Holding AG......................    13,613    1,275,552
     Flughafen Zurich AG....................................    67,199   13,280,723
     Forbo Holding AG.......................................     7,693   11,291,704
     GAM Holding AG......................................... 1,257,924    7,304,947
     Georg Fischer AG.......................................    28,198   26,233,883
     Gurit Holding AG.......................................     2,451    2,225,416
     Helvetia Holding AG....................................    49,892   30,560,119
     Hiag Immobilien Holding AG.............................    14,198    1,675,756
#    HOCHDORF Holding AG....................................     7,010    1,069,006

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
SWITZERLAND -- (Continued)
     Huber & Suhner AG......................................    77,713 $ 5,319,439
     Hypothekarbank Lenzburg AG.............................         6      26,686
     Implenia AG............................................   105,240   5,850,337
     Inficon Holding AG.....................................    10,930   5,242,178
     Interroll Holding AG...................................     4,329   8,008,926
     Intershop Holding AG...................................     9,490   4,663,193
     Investis Holding SA....................................     1,343      81,592
     Jungfraubahn Holding AG................................     9,390   1,235,095
     Kardex AG..............................................    42,751   5,557,203
     Komax Holding AG.......................................    24,491   6,708,220
#    Kudelski SA............................................   235,411   1,657,162
*    Lastminute.com NV......................................    22,489     412,636
     LEM Holding SA.........................................     3,773   4,312,670
     Liechtensteinische Landesbank AG.......................    48,777   3,147,386
     Logitech International SA..............................   409,386  15,157,223
     Luzerner Kantonalbank AG...............................    18,465   9,258,968
*    MCH Group AG...........................................     6,654     184,873
#    Meier Tobler Group AG..................................    22,913     397,023
     Metall Zug AG..........................................       964   2,846,860
# *  Meyer Burger Technology AG............................. 1,377,244     721,020
     Mikron Holding AG......................................     8,692      78,710
     Mobilezone Holding AG..................................   231,042   2,563,322
     Mobimo Holding AG......................................    40,753   9,074,986
# *  Newron Pharmaceuticals SpA.............................    27,706     236,674
     OC Oerlikon Corp. AG................................... 1,336,754  15,908,963
# *  Orascom Development Holding AG.........................    94,045   1,381,486
#    Orell Fuessli Holding AG...............................     5,028     481,048
     Orior AG...............................................    35,374   3,124,604
#    Panalpina Welttransport Holding AG.....................    69,270   8,464,816
     Phoenix Mecano AG......................................     4,053   2,195,641
     Plazza AG, Class A.....................................     6,745   1,500,424
     PSP Swiss Property AG..................................   288,164  27,804,076
     Rieter Holding AG......................................    18,515   2,499,439
     Romande Energie Holding SA.............................     2,625   3,127,935
#    Schaffner Holding AG...................................     3,238     867,527
*    Schmolz + Bickenbach AG................................ 3,277,068   2,405,540
     Schweiter Technologies AG..............................     6,163   6,998,164
     SFS Group AG...........................................   104,451  10,246,159
     Siegfried Holding AG...................................    27,314  10,956,112
     St Galler Kantonalbank AG..............................    13,623   6,708,052
     Sulzer AG..............................................   115,041  11,547,026
     Sunrise Communications Group AG........................   247,924  21,822,731
     Swiss Prime Site AG....................................    37,441   3,038,088
     Swissquote Group Holding SA............................    61,345   3,189,350
     Tamedia AG.............................................    15,444   1,816,829
     Tecan Group AG.........................................    36,214   8,169,434
     Temenos AG.............................................    43,948   6,040,081
     Thurgauer Kantonalbank.................................     3,152     323,849
     Tornos Holding AG......................................    18,498     150,762
#    u-blox Holding AG......................................    48,136   6,031,697
     Valiant Holding AG.....................................   106,613  12,038,633
     Valora Holding AG......................................    24,609   6,156,328
#    VAT Group AG...........................................   174,607  17,520,466
     Vaudoise Assurances Holding SA.........................     6,190   3,110,545
     Vetropack Holding AG...................................     1,254   2,870,414
# *  Von Roll Holding AG....................................   339,643     413,832
     Vontobel Holding AG....................................   173,187  10,745,409

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES      VALUE>>
                                                               ---------- --------------
SWITZERLAND -- (Continued)
       VP Bank AG.............................................     19,888 $    3,200,671
       VZ Holding AG..........................................     15,617      4,424,043
       Walliser Kantonalbank..................................     18,866      2,116,315
       Warteck Invest AG......................................          2          3,795
#      Ypsomed Holding AG.....................................     21,974      2,949,431
       Zehnder Group AG.......................................     68,022      2,721,493
       Zug Estates Holding AG, Class B........................      1,110      1,878,767
       Zuger Kantonalbank AG..................................        681      3,934,881
                                                               ---------- --------------
TOTAL SWITZERLAND.............................................               641,097,489
                                                                          --------------
UNITED KINGDOM -- (0.1%)
       Rhi Magnesita NV.......................................     64,888      3,245,372
                                                               ---------- --------------
TOTAL COMMON STOCKS...........................................             5,349,800,069
                                                                          --------------
PREFERRED STOCKS -- (0.6%)
GERMANY -- (0.6%)
       Biotest AG.............................................     90,555      2,401,594
#      Draegerwerk AG & Co. KGaA..............................     51,411      2,759,831
       Fuchs Petrolub SE......................................     33,984      1,573,109
       Jungheinrich AG........................................    305,730     10,129,405
       Sartorius AG...........................................     73,965     10,698,533
       Sixt SE................................................    102,981      7,077,064
       STO SE & Co. KGaA......................................     12,355      1,276,770
       Villeroy & Boch AG.....................................     50,436        821,654
                                                               ---------- --------------
TOTAL GERMANY.................................................                36,737,960
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
# *    Intercell AG Rights 05/16/13...........................    254,689              0
                                                               ---------- --------------
NORWAY -- (0.0%)
*      Magnora ASA Rights 11/09/18............................     96,156         61,026
                                                               ---------- --------------
SPAIN -- (0.0%)
*      Vidrala SA Rights 11/12/18.............................    102,005        410,150
                                                               ---------- --------------
SWEDEN -- (0.0%)
# *    Dustin Group AB Rights 11/07/18........................    374,818         58,735
                                                               ---------- --------------
TOTAL RIGHTS/WARRANTS.........................................                   529,911
                                                                          --------------
TOTAL INVESTMENT SECURITIES...................................             5,387,067,940
                                                                          --------------

                                                                             VALUE+
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (9.9%)
@ (S)  DFA Short Term Investment Fund......................... 50,963,280    589,645,153
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,396,620,915).....................................              $5,976,713,093
                                                                          ==============

P.L.C  PublicLimited Company.
SA     Special Assessment.

>>     Securities that have generally been fair value factored. See Note B to Financial
       Statements.
#      Total or Partial Securities on Loan.

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SCHEDULE OF INVESTMENTS
CONTINUED


*     Non-Income Producing Securities.
+     See Note B to Financial Statements.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                        -------------------------------------------------
                                                          LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                                        ----------- -------------- ------- --------------
Common Stocks
   Austria.............................................          -- $  169,446,465   --    $  169,446,465
   Belgium............................................. $ 9,566,655    206,662,220   --       216,228,875
   Denmark.............................................          --    322,812,586   --       322,812,586
   Finland.............................................          --    369,853,152   --       369,853,152
   France..............................................          --    672,734,134   --       672,734,134
   Germany.............................................          --    861,996,572   --       861,996,572
   Ireland.............................................          --     60,806,923   --        60,806,923
   Israel..............................................     886,593    155,853,987   --       156,740,580
   Italy...............................................          --    534,704,724   --       534,704,724
   Netherlands.........................................  13,210,242    345,414,669   --       358,624,911
   Norway..............................................          --    143,504,930   --       143,504,930
   Portugal............................................          --     66,870,212   --        66,870,212
   Spain...............................................          --    343,553,988   --       343,553,988
   Sweden..............................................     961,312    426,617,844   --       427,579,156
   Switzerland.........................................          --    641,097,489   --       641,097,489
   United Kingdom......................................          --      3,245,372   --         3,245,372
Preferred Stocks
   Germany.............................................          --     36,737,960   --        36,737,960
Rights/Warrants
   Norway..............................................          --         61,026   --            61,026
   Spain...............................................          --        410,150   --           410,150
   Sweden..............................................          --         58,735   --            58,735
Securities Lending
  Collateral...........................................          --    589,645,153   --       589,645,153
                                                        ----------- --------------   --    --------------
TOTAL.................................................. $24,624,802 $5,952,088,291   --    $5,976,713,093
                                                        =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES     VALUE>>
                                                             --------- -----------
COMMON STOCKS -- (88.1%)
COMMUNICATION SERVICES -- (2.1%)
*    Aimia, Inc............................................. 1,008,217 $ 3,025,149
#    Cineplex, Inc..........................................   389,686  10,742,303
     Cogeco Communications, Inc.............................   106,272   5,210,876
     Cogeco, Inc............................................    39,668   1,862,192
#    Corus Entertainment, Inc., Class B.....................   815,412   3,072,235
#    DHX Media, Ltd.........................................   854,435   1,596,650
*    Glacier Media, Inc.....................................   171,625      83,437
#    Mediagrif Interactive Technologies, Inc................    30,070     242,122
*    TeraGo, Inc............................................     6,100      45,086
#    Torstar Corp., Class B.................................   393,289     289,787
# *  Yellow Pages, Ltd......................................   194,020   1,173,154
                                                             --------- -----------
TOTAL COMMUNICATION SERVICES................................            27,342,991
                                                                       -----------
CONSUMER DISCRETIONARY -- (5.2%)
*    Aritzia, Inc...........................................   345,670   5,086,124
#    AutoCanada, Inc........................................   178,738   1,356,370
     BMTC Group, Inc........................................    20,581     234,193
     Dorel Industries, Inc., Class B........................   198,380   3,242,917
     Gamehost, Inc..........................................    68,173     531,319
*    Great Canadian Gaming Corp.............................   395,819  12,748,472
#    Hudson's Bay Co........................................   662,726   4,263,959
*    Indigo Books & Music, Inc..............................    12,232     128,225
*    Intertain Group, Ltd. (The)............................    70,628     610,541
     Leon's Furniture, Ltd..................................   151,275   1,990,264
     Linamar Corp...........................................   293,286  12,144,039
     Martinrea International, Inc...........................   565,348   4,891,423
     MTY Food Group, Inc....................................   129,905   6,702,203
     Pizza Pizza Royalty Corp...............................   174,412   1,116,862
# *  Points International, Ltd..............................    43,259     539,238
     Pollard Banknote, Ltd..................................    18,400     341,178
*    Real Matters, Inc......................................    24,000      68,183
     Recipe Unlimited Corp..................................   104,977   2,165,806
     Reitmans Canada, Ltd., Class A.........................   263,612     760,930
     Sleep Country Canada Holdings, Inc.....................   235,048   4,742,204
#    Uni-Select, Inc........................................   263,231   4,333,029
     Zenith Capital Corp....................................   111,820       6,880
                                                             --------- -----------
TOTAL CONSUMER DISCRETIONARY................................            68,004,359
                                                                       -----------
CONSUMER STAPLES -- (4.7%)
#    AGT Food & Ingredients, Inc............................   151,923   2,024,178
     Alcanna, Inc...........................................   226,411   1,616,669
#    Andrew Peller, Ltd., Class A...........................   144,800   1,645,492
#    Clearwater Seafoods, Inc...............................   116,595     484,466
     Corby Spirit and Wine, Ltd.............................    78,567   1,151,842
     Cott Corp..............................................    96,682   1,454,097
     Cott Corp..............................................   886,570  13,347,881
#    High Liner Foods, Inc..................................   138,391     890,404
#    Jamieson Wellness, Inc.................................    72,015   1,239,044
     KP Tissue, Inc.........................................    26,000     141,411
     Lassonde Industries, Inc., Class A.....................    14,200   2,504,537
     Maple Leaf Foods, Inc..................................   418,116   9,509,205
*    Neptune Wellness Solutions, Inc........................    20,274      76,232

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
CONSUMER STAPLES -- (Continued)
     North West Co., Inc. (The).............................   377,836 $ 8,237,224
     Premium Brands Holdings Corp...........................   175,712  11,816,463
#    Rogers Sugar, Inc......................................   604,636   2,438,845
# *  SunOpta, Inc...........................................   365,050   2,784,080
     Swiss Water Decaffeinated Coffee, Inc..................     1,800       6,467
                                                             --------- -----------
TOTAL CONSUMER STAPLES......................................            61,368,537
                                                                       -----------
ENERGY -- (19.4%)
# *  Advantage Oil & Gas, Ltd............................... 1,328,942   2,977,993
# *  Africa Oil Corp........................................ 1,350,699   1,241,480
     AKITA Drilling, Ltd., Class A..........................    71,362     240,684
*    Arrow Exploration Corp.................................   117,200      62,319
# *  Athabasca Oil Corp..................................... 3,197,876   3,109,333
# *  Baytex Energy Corp..................................... 3,627,429   7,412,194
# *  Bellatrix Exploration, Ltd.............................   366,318     311,654
#    Birchcliff Energy, Ltd................................. 1,666,359   5,253,059
*    BlackPearl Resources, Inc.............................. 1,652,801   1,506,598
#    Bonavista Energy Corp.................................. 1,670,600   1,586,274
#    Bonterra Energy Corp...................................   181,418   2,040,944
# *  Calfrac Well Services, Ltd.............................   874,615   3,002,970
# *  Canacol Energy, Ltd....................................   921,341   2,582,514
#    Cardinal Energy, Ltd...................................   763,603   2,256,382
#    CES Energy Solutions Corp.............................. 1,447,297   3,836,884
     Computer Modelling Group, Ltd..........................   491,883   2,944,311
#    Crescent Point Energy Corp.............................   745,175   3,520,824
# *  Crew Energy, Inc....................................... 1,228,076   1,156,758
*    Delphi Energy Corp..................................... 1,106,839     479,242
# *  Denison Mines Corp..................................... 3,418,235   2,155,141
     Enerflex, Ltd..........................................   595,858   7,187,683
# *  Energy Fuels, Inc......................................   434,690   1,452,873
     Enerplus Corp.......................................... 1,620,219  15,076,670
#    Ensign Energy Services, Inc............................   933,075   3,636,048
*    Epsilon Energy, Ltd....................................   312,073     616,347
*    Essential Energy Services Trust........................ 1,034,741     314,403
# *  Fission Uranium Corp................................... 2,083,500   1,060,386
#    Freehold Royalties, Ltd................................   615,558   4,521,589
# *  Frontera Energy Corp...................................   197,080   2,571,943
*    GASFRAC Energy Services, Inc...........................    91,560           9
*    Gear Energy, Ltd.......................................   901,000     574,910
     Gibson Energy, Inc.....................................   526,901   8,341,082
*    Gran Tierra Energy, Inc................................ 2,881,425   8,820,800
#    Granite Oil Corp.......................................   226,808     206,745
#    High Arctic Energy Services, Inc.......................    93,400     251,157
*    Kelt Exploration, Ltd.................................. 1,174,340   5,423,668
*    Manitok Energy, Inc....................................     2,187           0
# *  MEG Energy Corp........................................ 1,549,736  12,396,004
#    Mullen Group, Ltd......................................   670,527   6,978,024
     North American Construction Group, Ltd.................   172,534   1,838,772
*    NuVista Energy, Ltd.................................... 1,310,626   5,276,553
# *  Obsidian Energy, Ltd................................... 3,864,779   2,818,328
# *  Painted Pony Energy, Ltd...............................   782,649   1,242,536
# *  Paramount Resources, Ltd., Class A.....................   499,113   3,647,285
*    Parex Resources, Inc................................... 1,004,921  14,633,549
#    Parkland Fuel Corp.....................................   549,825  18,464,631
     Pason Systems, Inc.....................................   462,079   6,974,446
# *  Pengrowth Energy Corp.................................. 3,272,369   2,262,035

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
ENERGY -- (Continued)
#    Peyto Exploration & Development Corp................... 1,016,614 $  8,293,847
*    PHX Energy Services Corp...............................   285,274      606,758
# *  Pine Cliff Energy, Ltd.................................   496,700      109,418
# *  Precision Drilling Corp................................ 2,116,935    5,113,641
#    Pulse Seismic, Inc.....................................   308,039      528,822
# *  Questerre Energy Corp., Class A........................   797,460      284,710
#    Secure Energy Services, Inc............................ 1,113,316    7,256,068
     ShawCor, Ltd...........................................   417,375    7,571,055
# *  Source Energy Services, Ltd............................    27,900       50,228
# *  STEP Energy Services, Ltd..............................    62,896      178,208
*    Storm Resources, Ltd...................................     2,300        4,176
*    Strad Energy Services, Ltd.............................    19,447       23,119
#    Surge Energy, Inc...................................... 1,946,656    3,016,581
*    Tamarack Valley Energy, Ltd............................ 1,428,040    3,850,919
# *  Tervita Corp...........................................    84,998      483,598
#    Tidewater Midstream and Infrastructure, Ltd............   717,200      779,062
     TORC Oil & Gas, Ltd.................................... 1,100,490    4,522,504
     Total Energy Services, Inc.............................   280,579    2,031,160
#    TransGlobe Energy Corp.................................   516,845    1,209,224
# *  Trican Well Service, Ltd............................... 2,020,540    2,762,712
*    Trinidad Drilling, Ltd................................. 1,734,484    2,187,127
# *  Western Energy Services Corp...........................   573,097      296,028
     Whitecap Resources, Inc................................ 2,879,377   14,085,752
*    Yangarra Resources, Ltd................................   514,771    1,470,272
     ZCL Composites, Inc....................................   176,127      896,389
                                                             --------- ------------
TOTAL ENERGY................................................            251,877,412
                                                                       ------------
FINANCIALS -- (8.3%)
     AGF Management, Ltd., Class B..........................   487,635    1,996,546
#    Alaris Royalty Corp....................................   295,445    4,317,947
     Canaccord Genuity Group, Inc...........................   842,465    4,415,670
#    Canadian Western Bank..................................   625,580   14,550,693
#    Chesswood Group, Ltd...................................    79,442      603,456
     Clairvest Group, Inc...................................     1,900       67,156
# *  Echelon Financial Holdings, Inc........................    14,650      122,412
     ECN Capital Corp....................................... 2,293,308    6,079,718
     E-L Financial Corp., Ltd...............................     6,578    4,058,378
#    Element Fleet Management Corp.......................... 2,029,664   11,948,723
#    Equitable Group, Inc...................................    77,602    3,566,350
     Fiera Capital Corp.....................................   267,337    2,516,089
#    Firm Capital Mortgage Investment Corp..................   169,818    1,661,480
#    First National Financial Corp..........................   100,937    2,065,588
#    Genworth MI Canada, Inc................................   313,480   10,289,392
#    Gluskin Sheff & Associates, Inc........................   215,296    1,834,951
#    GMP Capital, Inc.......................................   396,287      580,982
     goeasy, Ltd............................................    65,139    2,134,107
*    GoldMoney, Inc.........................................    47,400       84,974
     Guardian Capital Group, Ltd., Class A..................    79,314    1,452,589
# *  Home Capital Group, Inc................................   503,946    4,995,629
*    Kingsway Financial Services, Inc.......................    13,070       34,650
#    Laurentian Bank of Canada..............................   300,158    9,475,914
#    Sprott, Inc............................................ 1,500,188    3,430,107
# *  Street Capital Group, Inc..............................   120,227       75,801
#    Timbercreek Financial Corp.............................   449,604    3,080,579
     TMX Group, Ltd.........................................   180,578   11,356,339

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- ------------
FINANCIALS -- (Continued)
*    Trisura Group, Ltd.....................................  24,211 $    477,801
                                                             ------- ------------
TOTAL FINANCIALS............................................          107,274,021
                                                                     ------------
HEALTHCARE -- (1.2%)
*    CRH Medical Corp....................................... 503,991    1,569,648
#    Extendicare, Inc....................................... 673,630    3,766,126
*    Knight Therapeutics, Inc............................... 764,725    4,565,869
#    Medical Facilities Corp................................ 202,024    2,151,526
#    Sienna Senior Living, Inc.............................. 312,115    3,935,667
*    Theratechnologies, Inc.................................  11,390       73,889
                                                             ------- ------------
TOTAL HEALTHCARE............................................           16,062,725
                                                                     ------------
INDUSTRIALS -- (10.9%)
     Aecon Group, Inc....................................... 432,401    6,217,745
#    AG Growth International, Inc........................... 103,058    4,600,797
*    Alexco Resource Corp...................................   4,700        4,213
     Algoma Central Corp....................................  41,690      377,488
*    ATS Automation Tooling Systems, Inc.................... 529,030    7,780,030
#    Badger Daylighting, Ltd................................ 238,081    4,810,631
#    Bird Construction, Inc................................. 308,144    1,594,030
*    Black Diamond Group, Ltd............................... 340,892      805,328
     Calian Group, Ltd......................................  33,855      666,325
     CanWel Building Materials Group, Ltd................... 508,922    1,871,079
     Cargojet, Inc..........................................  16,249      988,678
     Cervus Equipment Corp..................................  45,297      402,235
# *  DIRTT Environmental Solutions.......................... 292,068    1,539,710
#    Exchange Income Corp...................................  89,484    2,054,166
#    Exco Technologies, Ltd................................. 179,248    1,256,758
*    GDI Integrated Facility Services, Inc..................     700        9,332
*    Heroux-Devtek, Inc..................................... 199,654    1,889,695
     Horizon North Logistics, Inc........................... 980,944    1,929,921
*    IBI Group, Inc......................................... 103,000      314,528
#    K-Bro Linen, Inc.......................................  63,653    1,798,211
     Magellan Aerospace Corp................................  94,076    1,357,776
#    Maxar Technologies, Ltd................................ 311,689    4,659,531
#    Morneau Shepell, Inc................................... 329,911    6,836,547
#    NFI Group, Inc......................................... 371,520   12,533,103
#    Richelieu Hardware, Ltd................................ 337,996    6,485,456
     Rocky Mountain Dealerships, Inc........................ 112,555      872,089
     Russel Metals, Inc..................................... 424,396    7,846,708
     Savaria Corp........................................... 143,200    1,847,040
     Stantec, Inc........................................... 606,624   15,787,108
     Stuart Olson, Inc...................................... 156,459      590,680
     TFI International, Inc................................. 570,089   18,971,931
     Toromont Industries, Ltd............................... 114,313    5,381,989
     Transcontinental, Inc., Class A........................ 507,476    8,353,530
     Wajax Corp............................................. 140,466    2,493,593
     Westshore Terminals Investment Corp.................... 319,049    5,816,534
                                                             ------- ------------
TOTAL INDUSTRIALS...........................................          140,744,515
                                                                     ------------
INFORMATION TECHNOLOGY -- (4.2%)
#    Absolute Software Corp................................. 240,788    1,408,384
# *  BSM Technologies, Inc..................................  21,200       15,299
*    Celestica, Inc.........................................  36,408      377,915
*    Celestica, Inc......................................... 768,923    7,978,646

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- -----------
INFORMATION TECHNOLOGY -- (Continued)
*    Descartes Systems Group, Inc. (The)....................   434,588 $13,297,280
     Enghouse Systems, Ltd..................................   124,957   6,915,847
     Evertz Technologies, Ltd...............................   181,953   2,240,464
# *  EXFO, Inc..............................................    60,487     169,085
*    Kinaxis, Inc...........................................   160,274  10,820,884
*    Mitel Networks Corp....................................   449,025   4,932,127
# *  Photon Control, Inc....................................   255,994     338,357
     Pivot Technology Solutions, Inc........................    53,300      38,868
     Quarterhill, Inc.......................................   791,676     986,250
# *  Sierra Wireless, Inc...................................   262,244   4,727,145
*    Solium Capital, Inc....................................    42,466     358,709
     Vecima Networks, Inc...................................     6,059      39,766
                                                             --------- -----------
TOTAL INFORMATION TECHNOLOGY................................            54,645,026
                                                                       -----------
MATERIALS -- (22.7%)
*    5N Plus, Inc...........................................   548,829   1,234,026
#    Acadian Timber Corp....................................    63,938     828,579
#    AirBoss of America Corp................................   100,662     903,813
*    Alacer Gold Corp....................................... 2,049,779   3,347,658
     Alamos Gold, Inc., Class A............................. 2,679,504  10,706,209
# *  Alio Gold, Inc.........................................   204,318     145,892
#    Altius Minerals Corp...................................   269,586   2,590,499
# *  Americas Silver Corp...................................   170,412     339,155
# *  Amerigo Resources, Ltd.................................   473,700     352,635
*    Argonaut Gold, Inc..................................... 1,240,797   1,215,867
# *  Asanko Gold, Inc.......................................   949,993     728,849
*    B2Gold Corp............................................ 6,592,719  16,275,845
     Caledonia Mining Corp. P.L.C...........................       540       2,937
*    Canfor Corp............................................   440,670   6,329,955
     Canfor Pulp Products, Inc..............................   217,215   3,633,313
# *  Capstone Mining Corp................................... 3,069,355   1,142,454
     Cascades, Inc..........................................   494,777   3,848,621
*    Centerra Gold, Inc..................................... 1,552,135   6,060,219
# *  China Gold International Resources Corp., Ltd.......... 1,668,100   2,280,816
# *  Conifex Timber, Inc....................................    37,840      71,860
# *  Continental Gold, Inc..................................   982,848   1,702,225
# *  Copper Mountain Mining Corp............................   972,155     701,544
*    Detour Gold Corp....................................... 1,130,078   8,335,339
*    Dundee Precious Metals, Inc............................ 1,421,222   3,713,778
# *  eCobalt Solutions, Inc.................................   100,900      49,820
# *  Eldorado Gold Corp..................................... 4,604,593   3,078,007
# *  Endeavour Mining Corp..................................   476,720   7,311,307
# *  Endeavour Silver Corp..................................   753,440   1,516,667
# *  First Majestic Silver Corp............................. 1,195,031   6,635,784
# *  First Mining Gold Corp.................................   815,900     185,932
*    Fortuna Silver Mines, Inc.............................. 1,210,391   4,597,178
*    Golden Star Resources, Ltd.............................   481,845   1,698,326
# *  Great Panther Silver, Ltd..............................   834,051     544,862
# *  Guyana Goldfields, Inc................................. 1,150,118   1,546,362
#    Hudbay Minerals, Inc................................... 1,705,186   6,696,655
*    IAMGOLD Corp........................................... 3,238,297  11,118,616
# *  Imperial Metals Corp...................................   346,592     347,527
*    Interfor Corp..........................................   472,408   5,224,855
*    International Tower Hill Mines, Ltd....................    13,001       5,925
#    Intertape Polymer Group, Inc...........................   360,977   4,768,423
# *  Ivanhoe Mines, Ltd., Class A........................... 3,002,775   5,656,791

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
MATERIALS -- (Continued)
     Kirkland Lake Gold, Ltd................................   112,432 $  2,206,023
#    Labrador Iron Ore Royalty Corp.........................   423,456    9,199,621
# *  Largo Resources, Ltd...................................   522,593    1,583,916
# *  Leagold Mining Corp....................................   282,642      313,462
#    Lucara Diamond Corp.................................... 1,842,003    3,050,299
# *  Lundin Gold, Inc.......................................   151,909      540,039
     Lundin Mining Corp.....................................   117,800      484,103
*    Lydian International, Ltd..............................    83,014       11,981
*    Major Drilling Group International, Inc................   615,212    2,177,742
# *  Mandalay Resources Corp................................ 1,371,135       67,700
# *  Marathon Gold Corp.....................................   172,000       97,991
# *  Midas Gold Corp........................................    49,164       25,022
     Mountain Province Diamonds, Inc........................   140,800      237,439
     Nevsun Resources, Ltd.................................. 2,058,709    9,148,428
# *  New Gold, Inc.......................................... 3,824,551    3,050,460
*    Nighthawk Gold Corp....................................    17,500        5,118
#    Norbord, Inc...........................................   240,661    6,136,953
# *  Northern Dynasty Minerals, Ltd.........................   106,100       49,969
#    OceanaGold Corp........................................ 3,947,774   11,365,463
*    Orbite Technologies, Inc...............................    73,500          294
#    Osisko Gold Royalties, Ltd.............................   805,794    6,169,926
# *  Osisko Mining, Inc.....................................   396,577      804,330
     Pan American Silver Corp............................... 1,053,915   15,523,120
# *  PolyMet Mining Corp....................................   642,081      570,652
# *  Premier Gold Mines, Ltd................................ 1,131,049    1,477,765
# *  Pretium Resources, Inc.................................   293,903    2,342,407
# *  Pretium Resources, Inc.................................   746,317    5,986,636
# *  Rb Energy, Inc.........................................   396,013          396
# *  Roxgold, Inc........................................... 1,217,860      758,590
# *  Sabina Gold & Silver Corp.............................. 1,739,121    1,889,128
*    Sandstorm Gold, Ltd.................................... 1,323,001    4,894,234
# *  Seabridge Gold, Inc....................................   109,635    1,385,792
*    SEMAFO, Inc............................................ 2,125,321    4,649,569
*    Sherritt International Corp............................   658,861      280,271
# *  Sprott Resource Holdings, Inc..........................    29,895       32,473
*    SSR Mining, Inc........................................   826,105    8,095,070
#    Stella-Jones, Inc......................................   323,806   10,370,057
# *  Stornoway Diamond Corp................................. 1,818,797      373,030
     Supremex, Inc..........................................    11,691       26,553
# *  Tahoe Resources, Inc................................... 1,876,416    4,432,872
# *  Tanzanian Royalty Exploration Corp.....................   207,891       78,169
*    Taseko Mines, Ltd...................................... 1,417,826      969,306
*    Teranga Gold Corp......................................   636,014    1,744,092
# *  TMAC Resources, Inc....................................    88,413      333,114
*    Torex Gold Resources, Inc..............................   522,329    4,757,283
# *  Trevali Mining Corp.................................... 4,113,289    1,531,020
*    Wesdome Gold Mines, Ltd................................   798,483    2,298,796
#    Western Forest Products, Inc........................... 2,691,803    3,598,749
     Winpak, Ltd............................................   176,735    6,131,253
     Yamana Gold, Inc....................................... 6,738,268   15,304,357
                                                             --------- ------------
TOTAL MATERIALS.............................................            294,036,158
                                                                       ------------
REAL ESTATE -- (3.9%)
     Altus Group, Ltd.......................................   263,514    5,766,902
#    Brookfield Real Estate Services, Inc...................    43,369      535,338
     Colliers International Group, Inc......................   222,402   15,103,300

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES      VALUE>>
                                                               ---------- --------------
REAL ESTATE -- (Continued)
*      DREAM Unlimited Corp., Class A.........................    395,785 $    2,179,681
       FirstService Corp......................................      1,234         90,576
       FirstService Corp......................................    193,886     14,224,247
       Genesis Land Development Corp..........................     76,842        193,790
       Information Services Corp..............................     11,174        126,046
       Invesque, Inc..........................................    173,866      1,281,392
# *    Mainstreet Equity Corp.................................     29,849      1,082,450
       Melcor Developments, Ltd...............................     52,840        561,936
       Morguard Corp..........................................     20,668      2,795,506
#      Tricon Capital Group, Inc..............................    871,605      6,925,435
                                                               ---------- --------------
TOTAL REAL ESTATE.............................................                50,866,599
                                                                          --------------
UTILITIES -- (5.5%)
       Atco, Ltd., Class I....................................     34,700      1,011,649
       Boralex, Inc., Class A.................................    371,884      4,802,330
       Capital Power Corp.....................................    692,120     14,363,416
       Innergex Renewable Energy, Inc.........................    675,689      6,266,977
#      Just Energy Group, Inc.................................    720,976      2,338,537
*      Maxim Power Corp.......................................     92,234        152,737
       Northland Power, Inc...................................    694,905     10,689,222
       Polaris Infrastructure, Inc............................     88,400        717,837
       Superior Plus Corp.....................................  1,140,753     10,251,136
       TransAlta Corp.........................................  1,877,409      9,911,499
#      TransAlta Renewables, Inc..............................    848,516      6,993,352
#      Valener, Inc...........................................    292,658      4,370,585
                                                               ---------- --------------
TOTAL UTILITIES...............................................                71,869,277
                                                                          --------------
TOTAL COMMON STOCKS...........................................             1,144,091,620
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
ENERGY -- (0.0%)
# *    Tervita Corp. Warrants 07/19/20........................     10,964          2,498
                                                               ---------- --------------
TOTAL INVESTMENT SECURITIES...................................             1,144,094,118
                                                                          --------------

                                                                             VALUE+
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (11.9%)
@ (S)  DFA Short Term Investment Fund......................... 13,314,106    154,044,207
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,577,242,207).......................................            $1,298,138,325
                                                                          ==============

P.L.C.Public Limited Company

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
*     Non-Income Producing Securities.
#     Total or Partial Securities on Loan.
+     See Note B to Financial Statements.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

SCHEDULE OF INVESTMENTS
CONTINUED


Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Communication Services..... $   27,342,991           --   --    $   27,342,991
   Consumer Discretionary.....     67,997,479 $      6,880   --        68,004,359
   Consumer Staples...........     61,368,537           --   --        61,368,537
   Energy.....................    251,877,403            9   --       251,877,412
   Financials.................    107,274,021           --   --       107,274,021
   Healthcare.................     16,062,725           --   --        16,062,725
   Industrials................    140,744,515           --   --       140,744,515
   Information Technology.....     54,645,026           --   --        54,645,026
   Materials..................    294,035,468          690   --       294,036,158
   Real Estate................     50,866,599           --   --        50,866,599
   Utilities..................     71,869,277           --   --        71,869,277
Rights/Warrants
   Energy.....................             --        2,498   --             2,498
Securities Lending Collateral.             --  154,044,207   --       154,044,207
                               -------------- ------------   --    --------------
TOTAL......................... $1,144,084,041 $154,054,284   --    $1,298,138,325
                               ============== ============   ==    ==============

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             SHARES     VALUE>>
                                                            --------- -----------
COMMON STOCKS -- (95.4%)
BRAZIL -- (6.4%)
    Ambev SA, ADR.......................................... 5,984,451 $25,912,673
    Ambev SA...............................................   855,320   3,755,456
    Atacadao Distribuicao Comercio e Industria, Ltd........   154,377     632,193
    B3 SA - Brasil Bolsa Balcao............................ 1,910,917  13,627,768
    Banco Bradesco SA, ADR................................. 1,056,734   9,690,251
    Banco Bradesco SA...................................... 1,025,829   8,338,392
    Banco BTG Pactual SA...................................    14,300      75,967
    Banco do Brasil SA.....................................   698,316   8,021,768
    Banco Santander Brasil SA..............................   374,457   4,246,160
    BB Seguridade Participacoes SA.........................   636,043   4,525,707
    Braskem SA, Sponsored ADR..............................   154,641   4,308,298
*   BRF SA.................................................   853,740   5,024,024
    CCR SA................................................. 2,672,227   7,877,020
*   Centrais Eletricas Brasileiras SA......................   312,777   1,975,080
*   Centrais Eletricas Brasileiras SA, ADR.................    49,971     351,796
    Cia de Saneamento Basico do Estado de Sao Paulo........   457,600   3,436,765
    Cia de Saneamento Basico do Estado de Sao Paulo, ADR...    75,638     561,234
    Cia Energetica de Minas Gerais.........................   103,000     306,661
*   Cia Siderurgica Nacional SA, Sponsored ADR.............   380,551     958,988
*   Cia Siderurgica Nacional SA............................   575,321   1,479,463
    Cielo SA............................................... 1,808,236   6,413,737
    Cosan SA...............................................   324,677   2,813,606
    Embraer SA, Sponsored ADR..............................   329,053   7,328,010
    Engie Brasil Energia SA................................   259,701   2,777,402
    Equatorial Energia SA..................................   333,000   6,083,748
    Fibria Celulose SA.....................................    22,600     436,332
    Fibria Celulose SA, Sponsored ADR......................   196,863   3,781,738
#   Gerdau SA, Sponsored ADR...............................   631,681   2,747,812
    Gerdau SA..............................................   176,416     614,837
    Hypermarcas SA.........................................   373,949   2,992,396
    Itau Unibanco Holding SA...............................   446,626   5,087,324
    JBS SA................................................. 3,108,148   8,560,666
    Klabin SA..............................................   663,900   3,330,650
    Kroton Educacional SA.................................. 2,416,954   7,416,798
    Localiza Rent a Car SA.................................   606,300   4,683,898
    Lojas Americanas SA....................................   158,284     595,453
    Lojas Renner SA........................................ 1,274,302  12,874,850
    M Dias Branco SA.......................................   104,200   1,245,136
    Magazine Luiza SA......................................   114,700   5,202,569
    Multiplan Empreendimentos Imobiliarios SA..............   153,900     951,149
    Natura Cosmeticos SA...................................   302,900   2,652,562
    Petroleo Brasileiro SA, Sponsored ADR.................. 1,299,604  19,260,131
#   Petroleo Brasileiro SA, Sponsored ADR..................   556,265   9,039,306
    Petroleo Brasileiro SA................................. 2,706,971  22,054,376
    Porto Seguro SA........................................   294,829   4,308,156
    Raia Drogasil SA.......................................   402,200   6,789,253
*   Rumo SA................................................ 1,470,651   6,579,696
    Suzano Papel e Celulose SA.............................   714,655   7,268,492
#   Telefonica Brasil SA, ADR..............................    66,193     767,839
    TIM Participacoes SA................................... 1,073,613   3,343,591
    Ultrapar Participacoes SA..............................   311,484   3,703,659
#   Ultrapar Participacoes SA, Sponsored ADR...............   254,308   3,000,834
    Vale SA, Sponsored ADR................................. 1,665,739  25,152,651
    Vale SA................................................ 3,260,013  49,677,633

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES      VALUE>>
                                                             ----------- ------------
BRAZIL -- (Continued)
     WEG SA.................................................     339,933 $  1,644,174
                                                             ----------- ------------
TOTAL BRAZIL                                                              356,286,128
                                                                         ------------
CHILE -- (1.3%)
     AES Gener SA...........................................   2,468,815      697,580
     Aguas Andinas SA, Class A..............................   4,770,656    2,492,495
#    Banco de Chile, ADR....................................      42,825    3,547,147
     Banco de Credito e Inversiones SA......................      70,603    4,420,667
     Banco Santander Chile, ADR.............................     227,071    6,689,512
     Cencosud SA............................................   2,652,360    5,437,799
     Cia Cervecerias Unidas SA..............................     109,017    1,357,633
     Cia Cervecerias Unidas SA, Sponsored ADR...............     113,569    2,847,175
     Colbun SA..............................................  11,908,297    2,267,525
     Embotelladora Andina SA, ADR, Class B..................      22,761      470,925
     Empresa Nacional de Telecomunicaciones SA..............     131,382      950,349
     Empresas CMPC SA.......................................   1,770,268    6,084,849
     Empresas COPEC SA......................................     351,453    4,927,291
     Enel Americas SA, ADR..................................     853,477    6,725,399
     Enel Chile SA, ADR.....................................     811,093    3,487,700
     Itau CorpBanca......................................... 217,080,063    2,006,182
#    Itau CorpBanca, ADR....................................      30,902      400,490
#    Latam Airlines Group SA, Sponsored ADR.................     468,440    4,319,017
     SACI Falabella.........................................     870,305    6,565,335
#    Sociedad Quimica y Minera de Chile SA, Sponsored ADR...     153,936    6,743,936
                                                             ----------- ------------
TOTAL CHILE.................................................               72,439,006
                                                                         ------------
CHINA -- (16.5%)
# *  51job, Inc., ADR.......................................       2,031      124,724
*    58.com, Inc., ADR......................................      40,230    2,638,686
#    AAC Technologies Holdings, Inc.........................     634,000    4,829,342
     Agile Group Holdings, Ltd..............................   2,128,000    2,444,956
     Agricultural Bank of China, Ltd., Class H..............  12,316,000    5,421,254
     Air China, Ltd., Class H...............................   2,406,000    1,945,153
*    Alibaba Group Holding, Ltd., Sponsored ADR.............     527,081   74,993,085
# *  Alibaba Health Information Technology, Ltd.............   1,832,000    1,486,014
*    Aluminum Corp. of China, Ltd., ADR.....................     107,180      975,338
*    Aluminum Corp. of China, Ltd., Class H.................   4,242,000    1,544,280
     Angang Steel Co., Ltd., Class H........................   1,720,000    1,470,868
#    Anhui Conch Cement Co., Ltd., Class H..................   1,483,000    7,686,596
     ANTA Sports Products, Ltd..............................   1,125,000    4,644,609
     BAIC Motor Corp., Ltd., Class H........................   3,511,000    1,982,039
*    Baidu, Inc., Sponsored ADR.............................     106,675   20,274,650
     Bank of China, Ltd., Class H...........................  32,226,181   13,729,686
     Bank of Communications Co., Ltd., Class H..............   3,273,515    2,459,248
#    BBMG Corp., Class H....................................   3,681,500    1,018,423
     Beijing Capital International Airport Co., Ltd.,
     Class H................................................   1,754,000    1,904,226
     Beijing Enterprises Holdings, Ltd......................     522,972    2,835,532
     Beijing Enterprises Water Group, Ltd...................   5,958,000    3,042,507
     Brilliance China Automotive Holdings, Ltd..............   2,582,000    2,265,014
#    BYD Co., Ltd., Class H.................................     662,386    4,260,986
     BYD Electronic International Co., Ltd..................     397,000      467,165
     CGN Power Co., Ltd., Class H...........................   6,045,000    1,390,219
     China Cinda Asset Management Co., Ltd., Class H........   8,406,000    2,063,525
     China CITIC Bank Corp., Ltd., Class H..................   5,731,928    3,552,844
     China Coal Energy Co., Ltd., Class H...................   1,963,777      881,799

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CONTINUED


                                                              SHARES     VALUE>>
                                                            ---------- -----------
CHINA -- (Continued)
    China Communications Construction Co., Ltd., Class H...  3,334,000 $ 3,056,962
    China Communications Services Corp., Ltd., Class H.....  2,068,000   1,675,846
    China Conch Venture Holdings, Ltd......................  1,339,000   3,767,387
    China Construction Bank Corp., Class H................. 41,584,590  32,999,317
    China Eastern Airlines Corp., Ltd., ADR................      2,200      61,886
    China Eastern Airlines Corp., Ltd., Class H............  2,220,000   1,232,129
    China Energy Engineering Corp., Ltd., Class H..........    346,000      33,579
    China Everbright Bank Co., Ltd., Class H...............  1,711,000     763,708
    China Everbright International, Ltd....................  3,195,703   2,556,548
#   China Evergrande Group.................................  3,151,000   7,555,386
#   China Galaxy Securities Co., Ltd., Class H.............  3,434,500   1,730,184
    China Gas Holdings, Ltd................................  1,752,800   5,564,068
#   China Hongqiao Group, Ltd..............................  2,630,000   1,763,197
    China Huarong Asset Management Co., Ltd., Class H...... 20,946,000   3,803,053
*   China Huishan Dairy Holdings Co., Ltd..................  2,888,000         541
#   China International Capital Corp., Ltd., Class H.......  1,015,600   1,672,841
    China International Marine Containers Group Co., Ltd.,
      Class H..............................................    346,600     306,004
    China Jinmao Holdings Group, Ltd.......................  7,942,000   3,346,345
#   China Life Insurance Co., Ltd., ADR....................    539,265   5,425,006
    China Longyuan Power Group Corp., Ltd., Class H........  2,767,000   2,105,695
    China Medical System Holdings, Ltd.....................    370,000     441,944
    China Mengniu Dairy Co., Ltd...........................  1,716,000   5,077,439
    China Merchants Bank Co., Ltd., Class H................  2,139,054   8,259,685
    China Merchants Port Holdings Co., Ltd.................  1,162,970   1,980,921
#   China Merchants Securities Co., Ltd., Class H..........    281,400     319,564
    China Minsheng Banking Corp., Ltd., Class H............  4,584,100   3,384,886
    China Mobile, Ltd., Sponsored ADR......................    902,501  42,011,422
    China Molybdenum Co., Ltd., Class H....................  3,828,966   1,429,837
    China National Building Material Co., Ltd., Class H....  6,704,000   4,819,939
    China Oilfield Services, Ltd., Class H.................  1,830,000   1,707,422
    China Overseas Land & Investment, Ltd..................  4,994,000  15,700,327
    China Pacific Insurance Group Co., Ltd., Class H.......    864,400   3,227,152
    China Petroleum & Chemical Corp., ADR..................    123,421   9,955,114
    China Petroleum & Chemical Corp., Class H.............. 10,440,800   8,504,823
    China Railway Construction Corp., Ltd., Class H........  2,789,000   3,542,050
    China Railway Group, Ltd., Class H.....................  3,780,000   3,378,230
    China Railway Signal & Communication Corp., Ltd.,
      Class H..............................................  1,593,000   1,072,654
    China Reinsurance Group Corp., Class H.................  5,019,000     961,855
    China Resources Beer Holdings Co., Ltd.................    849,611   2,960,575
    China Resources Cement Holdings, Ltd...................  3,290,000   2,920,461
    China Resources Gas Group, Ltd.........................  1,108,000   4,246,910
    China Resources Land, Ltd..............................  3,844,666  13,076,474
    China Resources Pharmaceutical Group, Ltd..............  1,569,000   2,305,197
    China Resources Power Holdings Co., Ltd................  1,790,517   3,150,318
    China Shenhua Energy Co., Ltd., Class H................  2,188,000   4,950,238
    China Southern Airlines Co., Ltd., Sponsored ADR.......     12,306     337,184
    China Southern Airlines Co., Ltd., Class H.............  3,138,000   1,710,482
    China State Construction International Holdings, Ltd...  1,914,250   1,368,899
    China Taiping Insurance Holdings Co., Ltd..............  1,360,306   4,569,241
#   China Telecom Corp., Ltd., ADR.........................     55,096   2,582,900
    China Telecom Corp., Ltd., Class H.....................  3,440,000   1,627,574
    China Unicom Hong Kong, Ltd............................  4,018,000   4,202,623
    China Unicom Hong Kong, Ltd., ADR......................    508,463   5,303,269
    China Vanke Co., Ltd., Class H.........................  1,335,700   4,124,504
    Chongqing Rural Commercial Bank Co., Ltd., Class H.....  3,121,000   1,724,025

                                      114

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
     CIFI Holdings Group Co., Ltd...........................    626,000 $   262,642
     CITIC Securities Co., Ltd., Class H....................  1,741,500   3,074,627
     CITIC, Ltd.............................................  2,958,000   4,444,422
     CNOOC, Ltd.............................................  1,597,000   2,719,657
     CNOOC, Ltd., Sponsored ADR.............................    104,426  17,674,100
*    COSCO SHIPPING Development Co., Ltd., Class H..........  1,745,000     178,516
*    COSCO SHIPPING Holdings Co., Ltd., Class H.............  3,142,000   1,125,743
     COSCO SHIPPING Ports, Ltd..............................      3,305       3,378
     Country Garden Holdings Co., Ltd.......................  7,976,686   8,584,179
*    Country Garden Services Holdings Co., Ltd..............    542,492     707,291
     CRRC Corp., Ltd., Class H..............................  2,401,000   2,108,730
*    CSC Financial Co., Ltd., Class H.......................    542,500     307,888
     CSPC Pharmaceutical Group, Ltd.........................  3,420,000   7,287,360
# *  Ctrip.com International, Ltd., ADR.....................    239,497   7,970,460
     Dali Foods Group Co., Ltd..............................  1,145,500     818,976
     Dalian Port PDA Co., Ltd., Class H.....................    943,000     121,581
     Datang International Power Generation Co., Ltd.,
       Class H..............................................  2,836,000     634,198
     Dongfeng Motor Group Co., Ltd., Class H................  2,772,000   2,739,044
     ENN Energy Holdings, Ltd...............................    741,000   6,322,636
     Everbright Securities Co., Ltd., Class H...............    129,400     113,437
     Fosun International, Ltd...............................  1,692,222   2,482,725
#    Fullshare Holdings, Ltd................................  4,900,000   1,905,776
     Fuyao Glass Industry Group Co., Ltd., Class H..........    716,400   2,117,601
     Geely Automobile Holdings, Ltd.........................  5,029,000   9,690,891
#    GF Securities Co., Ltd., Class H.......................  1,120,400   1,451,634
#    Great Wall Motor Co., Ltd., Class H....................  5,681,500   3,374,929
     Guangdong Investment, Ltd..............................  2,402,000   4,300,226
#    Guangshen Railway Co., Ltd., Sponsored ADR.............     27,353     513,689
     Guangzhou Automobile Group Co., Ltd., Class H..........  2,257,162   2,287,732
     Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
       Ltd., Class H........................................    168,000     613,281
     Guangzhou R&F Properties Co., Ltd., Class H............  1,894,400   2,991,164
     Guotai Junan Securities Co., Ltd., Class H.............    268,400     565,884
     Haier Electronics Group Co., Ltd.......................  1,372,000   2,881,171
     Haitian International Holdings, Ltd....................    396,000     777,721
     Haitong Securities Co., Ltd., Class H..................  2,404,800   2,422,811
*    Hanergy Thin Film Power Group, Ltd.....................  5,416,000   3,453,223
     Hengan International Group Co., Ltd....................    853,000   6,780,815
     Huadian Power International Corp., Ltd., Class H.......  1,738,000     659,227
#    Huaneng Power International, Inc., Sponsored ADR.......     33,132     730,892
     Huaneng Power International, Inc., Class H.............  1,598,000     890,735
*    Huatai Securities Co., Ltd., Class H...................  1,105,800   1,780,286
     Huazhu Group, Ltd., ADR................................     14,574     381,256
     Huishang Bank Corp., Ltd., Class H.....................    800,800     346,639
     Industrial & Commercial Bank of China, Ltd., Class H... 43,840,185  29,744,363
*    JD.com, Inc., ADR......................................    203,735   4,791,847
     Jiangsu Expressway Co., Ltd., Class H..................  1,192,000   1,599,049
#    Jiangxi Copper Co., Ltd., Class H......................  1,230,000   1,358,618
     Jiayuan International Group, Ltd.......................     60,000     105,324
     Kingboard Holdings, Ltd................................    740,000   1,987,809
     Kunlun Energy Co., Ltd.................................  5,458,000   6,210,031
     Lee & Man Paper Manufacturing, Ltd.....................  1,126,000     966,763
     Legend Holdings Corp., Class H.........................    337,700     918,468
     Lenovo Group, Ltd...................................... 10,679,278   6,811,149
     Logan Property Holdings Co., Ltd.......................  2,282,000   2,113,368
     Longfor Group Holdings, Ltd............................  1,986,000   4,826,346

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
CHINA -- (Continued)
#    Maanshan Iron & Steel Co., Ltd., Class H............... 2,724,000 $  1,466,952
     Metallurgical Corp. of China, Ltd., Class H............ 2,546,000      618,820
     Minth Group, Ltd.......................................   400,000    1,299,651
*    MMG, Ltd...............................................   532,000      200,507
*    Momo, Inc., Sponsored ADR..............................    95,314    3,199,691
     NetEase, Inc., ADR.....................................    37,993    7,896,845
     New China Life Insurance Co., Ltd., Class H............   436,700    2,048,819
*    New Oriental Education & Technology Group, Inc.,
       Sponsored ADR........................................    47,189    2,761,028
     Nexteer Automotive Group, Ltd..........................   843,000    1,188,695
     Nine Dragons Paper Holdings, Ltd....................... 3,050,000    2,920,949
#    Orient Securities Co., Ltd., Class H...................   427,600      281,593
     People's Insurance Co. Group of China, Ltd. (The),
       Class H.............................................. 5,449,000    2,228,651
     PetroChina Co., Ltd., ADR..............................   118,623    8,616,775
     PetroChina Co., Ltd., Class H.......................... 3,056,000    2,197,335
     PICC Property & Casualty Co., Ltd., Class H............ 4,067,198    3,953,478
     Ping An Insurance Group Co. of China, Ltd., Class H.... 3,690,000   34,885,363
     Postal Savings Bank of China Co., Ltd., Class H........   958,000      573,180
     Red Star Macalline Group Corp., Ltd., Class H..........   184,009      162,789
# *  Semiconductor Manufacturing International Corp......... 4,418,600    3,649,929
# *  Semiconductor Manufacturing International Corp., ADR...     8,235       34,752
#    Shanghai Electric Group Co., Ltd., Class H............. 2,292,000      745,968
     Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H.   322,500      969,766
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H....   681,000    1,508,078
     Shengjing Bank Co., Ltd., Class H......................   146,500       64,518
     Shenzhou International Group Holdings, Ltd.............   574,000    6,363,705
     Shimao Property Holdings, Ltd.......................... 2,297,871    4,527,816
     Sino Biopharmaceutical, Ltd............................ 5,633,000    5,084,298
     Sino-Ocean Group Holding, Ltd.......................... 1,735,000      682,022
     Sinopec Engineering Group Co., Ltd., Class H...........   967,500      901,278
     Sinopec Shanghai Petrochemical Co., Ltd., Sponsored
       ADR..................................................     7,417      325,257
     Sinopec Shanghai Petrochemical Co., Ltd., Class H...... 4,697,000    2,064,067
     Sinopharm Group Co., Ltd., Class H..................... 1,310,800    6,349,974
     Sinotruk Hong Kong, Ltd................................ 1,021,000    1,476,337
     Sun Art Retail Group, Ltd.............................. 3,457,500    3,790,840
#    Sunac China Holdings, Ltd.............................. 2,940,000    8,046,715
     Sunny Optical Technology Group Co., Ltd................   536,000    4,679,754
*    TAL Education Group, ADR...............................    24,973      723,718
     Tencent Holdings, Ltd.................................. 3,704,000  126,896,300
     Tingyi Cayman Islands Holding Corp..................... 3,242,000    4,803,504
#    TravelSky Technology, Ltd., Class H....................   963,000    2,339,315
     Tsingtao Brewery Co., Ltd., Class H....................   296,000    1,170,529
     United Energy Group, Ltd............................... 2,714,000      529,862
*    Vipshop Holdings, Ltd., ADR............................   206,174    1,002,006
     Want Want China Holdings, Ltd.......................... 6,644,000    4,753,245
# *  Weibo Corp., Sponsored ADR.............................    20,022    1,181,498
     Weichai Power Co., Ltd., Class H....................... 3,416,800    3,377,851
     Xinjiang Goldwind Science & Technology Co., Ltd.,
       Class H..............................................   662,319      494,593
     Yanzhou Coal Mining Co., Ltd., Class H................. 3,398,000    3,231,773
     Yum China Holdings, Inc................................   221,181    7,980,210
*    YY, Inc., ADR..........................................    56,111    3,585,493
     Zhejiang Expressway Co., Ltd., Class H.................   964,000      810,616
     Zhongsheng Group Holdings, Ltd.........................   978,000    1,787,892

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CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- ------------
CHINA -- (Continued)
    Zhuzhou CRRC Times Electric Co., Ltd., Class H.........   427,100 $  2,289,531
    Zijin Mining Group Co., Ltd., Class H.................. 7,745,000    2,897,119
    Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H........................................   724,400      232,382
*   ZTE Corp., Class H.....................................   454,885      696,229
#   ZTO Express Cayman, Inc., ADR..........................    77,216    1,252,444
                                                            --------- ------------
TOTAL CHINA................................................            910,523,201
                                                                      ------------
COLOMBIA -- (0.4%)
    Banco de Bogota SA.....................................    48,940      973,174
    Bancolombia SA, Sponsored ADR..........................   111,500    4,118,810
    Bancolombia SA.........................................   263,306    2,476,438
    Cementos Argos SA......................................   306,742      668,838
#   Ecopetrol SA, Sponsored ADR............................   172,877    4,021,119
    Ecopetrol SA........................................... 3,327,922    3,865,945
    Grupo Argos SA.........................................   246,952    1,150,574
    Grupo Aval Acciones y Valores SA, ADR..................    81,955      576,144
    Grupo de Inversiones Suramericana SA...................   271,214    2,645,164
    Grupo Energia Bogota SA ESP............................ 1,021,542      588,588
    Grupo Nutresa SA.......................................   171,224    1,185,988
    Interconexion Electrica SA ESP.........................   613,721    2,279,886
                                                            --------- ------------
TOTAL COLOMBIA.............................................             24,550,668
                                                                      ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S................................................   305,092    7,259,232
    Komercni banka A.S.....................................    51,559    1,956,591
    Moneta Money Bank A.S..................................    30,234      100,246
    O2 Czech Republic A.S..................................    70,083      736,804
    Philip Morris CR A.S...................................       755      474,443
                                                            --------- ------------
TOTAL CZECH REPUBLIC.......................................             10,527,316
                                                                      ------------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR........ 1,400,823    6,090,989
    Commercial International Bank Egypt S.A.E., GDR........   109,160      474,300
*   Egyptian Financial Group-Hermes Holding Co., GDR.......    33,850       50,944
*   Egyptian Financial Group-Hermes Holding Co., GDR.......    17,482       26,407
                                                            --------- ------------
TOTAL EGYPT................................................              6,642,640
                                                                      ------------
GREECE -- (0.3%)
*   Alpha Bank AE..........................................   105,217      158,785
*   Eurobank Ergasias SA...................................       331          223
*   FF Group...............................................    12,618       28,584
    Hellenic Petroleum SA..................................   112,224      889,563
    Hellenic Telecommunications Organization SA............   340,319    3,792,651
    JUMBO SA...............................................   168,373    2,451,550
    Motor Oil Hellas Corinth Refineries SA.................    96,253    2,280,118
*   National Bank of Greece SA.............................    12,819       22,187
    OPAP SA................................................   278,698    2,618,373
    Titan Cement Co. SA....................................    61,385    1,353,652
                                                            --------- ------------
TOTAL GREECE...............................................             13,595,686
                                                                      ------------
HUNGARY -- (0.5%)
#   MOL Hungarian Oil & Gas P.L.C.......................... 1,279,647   13,417,423
    OTP Bank P.L.C.........................................   283,456   10,183,279

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CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- -----------
HUNGARY -- (Continued)
    Richter Gedeon Nyrt....................................   124,839 $ 2,318,944
                                                            --------- -----------
TOTAL HUNGARY..............................................            25,919,646
                                                                      -----------
INDIA -- (12.5%)
*   3M India, Ltd..........................................       557     149,852
*   5Paisa Capital, Ltd....................................     4,048       9,890
    ABB India, Ltd.........................................    39,166     677,873
    ACC, Ltd...............................................    87,742   1,626,932
    Adani Enterprises, Ltd.................................   274,364     630,498
*   Adani Gas, Ltd.........................................   274,364     224,663
*   Adani Green Energy, Ltd................................   208,791     110,969
    Adani Ports & Special Economic Zone, Ltd...............   944,416   4,069,515
*   Adani Transmissions, Ltd...............................   272,206     608,708
*   Aditya Birla Capital, Ltd..............................   797,316   1,129,714
*   Aditya Birla Fashion and Retail, Ltd...................   411,628   1,000,044
    AIA Engineering, Ltd...................................     2,527      58,484
    Alkem Laboratories, Ltd................................     1,430      37,008
    Ambuja Cements, Ltd....................................   819,644   2,182,134
    Apollo Hospitals Enterprise, Ltd.......................    29,982     463,595
    Apollo Tyres, Ltd......................................    79,582     234,499
    Ashok Leyland, Ltd..................................... 2,765,773   4,277,867
    Asian Paints, Ltd......................................   448,324   7,461,329
    Aurobindo Pharma, Ltd..................................   652,018   7,031,210
*   Avenue Supermarts, Ltd.................................    16,071     292,000
*   Axis Bank, Ltd......................................... 1,624,999  12,729,144
    Bajaj Auto, Ltd........................................   101,584   3,561,073
    Bajaj Finance, Ltd.....................................   249,497   7,979,105
    Bajaj Finserv, Ltd.....................................    64,359   4,679,672
    Bajaj Holdings & Investment, Ltd.......................    65,019   2,476,486
    Balkrishna Industries, Ltd.............................   117,465   1,734,640
*   Bank of Baroda.........................................   932,221   1,391,973
*   Bank of India..........................................   242,165     281,965
    Bayer CropScience, Ltd.................................     2,026     106,174
    Berger Paints India, Ltd...............................   372,075   1,407,004
    Bharat Electronics, Ltd................................   949,260   1,192,309
    Bharat Forge, Ltd......................................   361,729   2,843,553
    Bharat Heavy Electricals, Ltd.......................... 1,441,323   1,343,996
    Bharat Petroleum Corp., Ltd............................   829,380   3,080,654
    Bharti Airtel, Ltd..................................... 1,900,659   7,497,149
    Bharti Infratel, Ltd...................................   472,935   1,705,662
    Biocon, Ltd............................................   121,818   1,082,813
    Bosch, Ltd.............................................     7,147   1,904,385
    Britannia Industries, Ltd..............................    31,591   2,398,988
    Cadila Healthcare, Ltd.................................   372,158   1,813,068
*   Canara Bank............................................   283,414   1,003,538
    Castrol India, Ltd.....................................   351,562     703,550
    Cholamandalam Investment and Finance Co., Ltd..........    88,389   1,506,836
    Cipla, Ltd.............................................   555,658   4,703,844
    Coal India, Ltd........................................   745,896   2,686,751
    Colgate-Palmolive India, Ltd...........................   115,396   1,744,182
    Container Corp. Of India, Ltd..........................   149,736   1,281,172
    Cummins India, Ltd.....................................    95,747     965,194
    Dabur India, Ltd.......................................   743,476   3,866,839
    Dalmia Bharat, Ltd.....................................    39,385   1,114,070
    Dewan Housing Finance Corp., Ltd.......................   360,475   1,094,827
    Divi's Laboratories, Ltd...............................   147,169   2,945,454

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

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CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- -----------
INDIA -- (Continued)
    DLF, Ltd...............................................   747,955 $ 1,658,933
#   Dr Reddy's Laboratories, Ltd., ADR.....................   148,465   5,052,264
    Dr Reddy's Laboratories, Ltd...........................    71,015   2,439,140
    Edelweiss Financial Services, Ltd......................   854,301   1,875,673
    Eicher Motors, Ltd.....................................    20,610   6,061,689
    Emami, Ltd.............................................   180,662     966,736
    Endurance Technologies, Ltd............................     4,240      69,290
    Exide Industries, Ltd..................................   375,923   1,350,074
    Federal Bank, Ltd...................................... 2,661,927   2,975,227
*   Future Retail, Ltd.....................................   147,909     981,786
    GAIL India, Ltd........................................   824,943   4,188,487
    GAIL India, Ltd., GDR..................................    51,184   1,526,529
    Gillette India, Ltd....................................     1,014      89,419
    GlaxoSmithKline Consumer Healthcare, Ltd...............    13,803   1,302,187
    GlaxoSmithKline Pharmaceuticals, Ltd...................    26,434     509,770
    Glenmark Pharmaceuticals, Ltd..........................    88,821     744,265
    Godrej Consumer Products, Ltd..........................   506,589   4,977,539
    Godrej Industries, Ltd.................................    71,533     451,860
    Graphite India, Ltd....................................    40,072     515,667
    Grasim Industries, Ltd.................................   303,963   3,419,040
    GRUH Finance, Ltd......................................   229,367     892,799
    Havells India, Ltd.....................................   234,115   2,048,662
    HCL Technologies, Ltd..................................   862,054  12,398,683
    HDFC Bank, Ltd......................................... 1,383,984  35,827,777
    HEG, Ltd...............................................     9,579     557,923
    Hero MotoCorp, Ltd.....................................    85,976   3,198,950
    Hindalco Industries, Ltd............................... 2,322,605   6,915,586
    Hindustan Petroleum Corp., Ltd.........................   726,814   2,202,422
    Hindustan Unilever, Ltd................................   992,915  21,735,775
    Honeywell Automation India, Ltd........................        76      20,332
    Housing Development Finance Corp., Ltd................. 1,388,536  33,180,190
    ICICI Bank, Ltd., Sponsored ADR........................ 1,010,599   9,590,580
    ICICI Prudential Life Insurance Co., Ltd...............   214,237     962,834
*   IDBI Bank, Ltd.........................................   538,410     430,183
    IDFC Bank, Ltd......................................... 1,324,674     620,225
    IIFL Holdings, Ltd.....................................   114,279     711,862
    Indiabulls Housing Finance, Ltd........................   656,568   7,382,391
    Indiabulls Ventures, Ltd...............................    43,707     254,377
*   Indian Bank............................................   114,252     387,861
    Indian Hotels Co., Ltd. (The)..........................    42,974      75,045
    Indian Oil Corp., Ltd.................................. 1,522,278   2,844,843
    Indraprastha Gas, Ltd..................................   240,300     864,825
    IndusInd Bank, Ltd.....................................   173,449   3,333,044
    Info Edge India, Ltd...................................     9,065     192,538
    Infosys, Ltd., Sponsored ADR........................... 1,695,776  16,058,999
    Infosys, Ltd........................................... 3,610,458  33,342,563
    InterGlobe Aviation, Ltd...............................   116,576   1,396,838
    ITC, Ltd............................................... 4,651,620  17,551,954
*   Jindal Steel & Power, Ltd..............................   624,327   1,438,298
    JSW Steel, Ltd......................................... 2,677,650  12,271,689
    Jubilant Foodworks, Ltd................................   107,404   1,573,697
    Kansai Nerolac Paints, Ltd.............................   102,132     520,802
    Kotak Mahindra Bank, Ltd...............................   538,866   8,139,530
    L&T Finance Holdings, Ltd..............................   810,405   1,395,153
    Larsen & Toubro Infotech, Ltd..........................    53,817   1,276,939
    Larsen & Toubro, Ltd...................................   593,379  10,407,444
    LIC Housing Finance, Ltd...............................   903,601   5,009,779

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
INDIA -- (Continued)
     Lupin, Ltd.............................................   355,461 $ 4,234,000
     Mahindra & Mahindra Financial Services, Ltd............   452,819   2,485,354
     Mahindra & Mahindra, Ltd...............................   649,954   6,725,454
     Mangalore Refinery & Petrochemicals, Ltd...............   285,511     316,065
     Marico, Ltd............................................   748,884   3,243,012
     Maruti Suzuki India, Ltd...............................   138,331  12,347,016
*    Max Financial Services, Ltd............................     6,700      34,127
     Mindtree, Ltd..........................................   153,975   1,782,969
     Motherson Sumi Systems, Ltd............................   958,259   2,113,229
     Motherson Sumi Systems, Ltd............................   479,130   1,057,785
     Motilal Oswal Financial Services, Ltd..................    34,676     290,628
     Mphasis, Ltd...........................................   122,230   1,634,014
     MRF, Ltd...............................................     2,969   2,598,675
     Muthoot Finance, Ltd...................................   258,920   1,432,068
     Natco Pharma, Ltd......................................     5,022      51,189
     NBCC India, Ltd........................................   239,532     179,108
     Nestle India, Ltd......................................    37,106   5,079,847
     NHPC, Ltd.............................................. 2,448,181     813,239
     NTPC, Ltd.............................................. 1,623,015   3,506,429
     Oberoi Realty, Ltd.....................................    48,015     273,595
     Oil & Natural Gas Corp., Ltd...........................   990,901   2,050,592
     Oil India, Ltd.........................................   271,393     722,372
     Oracle Financial Services Software, Ltd................    31,150   1,527,037
     Page Industries, Ltd...................................     5,806   2,306,711
     Petronet LNG, Ltd...................................... 1,693,517   5,192,961
     Pfizer, Ltd............................................       299      11,765
     Pidilite Industries, Ltd...............................   195,176   2,534,276
     Piramal Enterprises, Ltd...............................   109,465   3,186,350
     PNB Housing Finance, Ltd...............................    20,866     224,105
     Power Finance Corp., Ltd............................... 1,286,772   1,662,954
     Power Grid Corp. of India, Ltd......................... 1,910,627   4,803,969
     Procter & Gamble Hygiene & Health Care, Ltd............    10,490   1,326,797
*    Punjab National Bank................................... 1,002,726     998,252
     Rajesh Exports, Ltd....................................   147,784   1,137,616
     Ramco Cements, Ltd. (The)..............................    74,086     599,453
     RBL Bank, Ltd..........................................   169,340   1,194,263
     Reliance Capital, Ltd..................................    53,706     175,998
     Reliance Home Finance, Ltd.............................   151,764      84,129
     Reliance Industries, Ltd............................... 3,145,620  45,029,598
     Reliance Industries, Ltd., GDR.........................     3,374      96,328
     Rural Electrification Corp., Ltd....................... 2,124,950   3,353,804
     Sanofi India, Ltd......................................       529      41,484
     Shree Cement, Ltd......................................    10,928   2,002,045
     Shriram City Union Finance, Ltd........................     1,315      28,881
     Shriram Transport Finance Co., Ltd.....................   274,745   4,292,115
     Siemens, Ltd...........................................    67,011     844,776
*    State Bank of India.................................... 1,485,493   5,640,167
*    Steel Authority of India, Ltd..........................   899,628     784,798
     Sun Pharmaceutical Industries, Ltd.....................   787,154   6,167,903
     Sun TV Network, Ltd....................................   141,320   1,243,338
     Sundaram Finance Holdings, Ltd.........................    27,690      37,527
     Sundaram Finance, Ltd..................................    38,211     767,956
     Tata Chemicals, Ltd....................................   100,083     923,253
     Tata Communications, Ltd...............................    93,519     620,049
     Tata Consultancy Services, Ltd......................... 1,381,009  36,137,448
     Tata Global Beverages, Ltd.............................   335,765     984,110
# *  Tata Motors, Ltd., Sponsored ADR.......................    41,094     501,758

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
                                                              SHARES     VALUE>>
                                                            ---------- ------------
INDIA -- (Continued)
*   Tata Motors, Ltd.......................................  2,887,084 $  6,977,837
    Tata Power Co., Ltd. (The).............................  2,311,735    2,384,772
    Tata Steel, Ltd........................................  1,295,722    9,701,038
    Tech Mahindra, Ltd.....................................    815,943    8,218,936
    Titan Co., Ltd.........................................    364,783    4,159,189
    Torrent Pharmaceuticals, Ltd...........................     94,358    2,131,615
    TVS Motor Co., Ltd.....................................    131,305      956,958
    UltraTech Cement, Ltd..................................     79,522    3,736,792
    United Breweries, Ltd..................................     65,858    1,090,091
*   United Spirits, Ltd....................................    338,070    2,646,110
    UPL, Ltd...............................................  1,008,770    9,164,250
    Vakrangee, Ltd.........................................    367,011      128,704
    Vedanta, Ltd...........................................  4,103,469   11,707,332
*   Vodafone Idea, Ltd.....................................  5,576,048    2,915,297
    Voltas, Ltd............................................     93,393      683,451
    Whirlpool of India, Ltd................................      6,867      128,189
    Wipro, Ltd.............................................  1,408,295    6,319,771
    Yes Bank, Ltd..........................................  3,352,181    8,536,683
    Zee Entertainment Enterprises, Ltd.....................    681,709    4,144,153
                                                            ---------- ------------
TOTAL INDIA................................................             690,437,730
                                                                       ------------
INDONESIA -- (2.5%)
    Ace Hardware Indonesia Tbk PT..........................  1,956,300      176,452
    Adaro Energy Tbk PT.................................... 53,869,600    5,853,794
    Astra Agro Lestari Tbk PT..............................  1,255,245      992,523
    Astra International Tbk PT............................. 22,239,310   11,568,106
    Bank Central Asia Tbk PT...............................  8,457,600   13,168,996
    Bank Danamon Indonesia Tbk PT..........................  4,611,679    2,254,036
    Bank Mandiri Persero Tbk PT............................ 16,989,234    7,633,624
    Bank Negara Indonesia Persero Tbk PT................... 11,832,622    5,713,343
*   Bank Pan Indonesia Tbk PT..............................    894,800       63,928
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT...  1,514,200      178,356
    Bank Rakyat Indonesia Persero Tbk PT................... 63,168,800   13,110,556
    Bank Tabungan Negara Persero Tbk PT....................  7,450,900    1,040,128
    Barito Pacific Tbk PT.................................. 12,319,700    1,522,765
    Bayan Resources Tbk PT.................................     79,500      102,409
    Bukit Asam Tbk PT......................................  8,340,900    2,342,514
*   Bumi Serpong Damai Tbk PT.............................. 11,859,700      861,025
    Charoen Pokphand Indonesia Tbk PT...................... 11,695,400    4,236,240
    Gudang Garam Tbk PT....................................    812,100    3,871,278
    Indah Kiat Pulp & Paper Corp. Tbk PT...................  4,753,400    3,983,621
    Indo Tambangraya Megah Tbk PT..........................    530,000      868,411
    Indocement Tunggal Prakarsa Tbk PT.....................  1,739,500    1,984,811
    Indofood CBP Sukses Makmur Tbk PT......................  3,456,800    2,031,057
    Indofood Sukses Makmur Tbk PT.......................... 14,843,600    5,840,045
    Indosat Tbk PT.........................................  1,720,800      273,186
    Jasa Marga Persero Tbk PT..............................  3,871,113    1,058,227
    Kalbe Farma Tbk PT..................................... 27,775,800    2,505,240
    Matahari Department Store Tbk PT.......................  3,313,800    1,058,703
    Mayora Indah Tbk PT.................................... 18,911,525    3,171,396
    Media Nusantara Citra Tbk PT...........................  6,244,300      321,277
*   Mitra Keluarga Karyasehat Tbk PT.......................  2,463,600      232,060
    Pabrik Kertas Tjiwi Kimia Tbk PT.......................    150,600      102,381
    Pakuwon Jati Tbk PT.................................... 46,392,900    1,459,860
    Perusahaan Gas Negara Persero Tbk...................... 13,632,200    1,996,486

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
INDONESIA -- (Continued)
    Semen Baturaja Persero Tbk PT...........................  1,298,200 $    150,436
    Semen Indonesia Persero Tbk PT..........................  4,737,700    2,809,064
    Sinar Mas Agro Resources & Technology Tbk PT............  1,035,900      284,826
    Surya Citra Media Tbk PT................................  8,971,800      928,371
    Telekomunikasi Indonesia Persero Tbk PT................. 37,216,900    9,427,936
#   Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR..    196,768    4,958,554
    Tower Bersama Infrastructure Tbk PT.....................  2,551,800      785,558
    Unilever Indonesia Tbk PT...............................  2,015,700    5,741,583
    United Tractors Tbk PT..................................  4,047,896    8,937,053
*   Vale Indonesia Tbk PT...................................  3,974,600      767,082
    Waskita Karya Persero Tbk PT............................ 14,513,179    1,377,908
*   XL Axiata Tbk PT........................................ 12,061,400    2,084,308
                                                             ---------- ------------
TOTAL INDONESIA.............................................             139,829,513
                                                                        ------------
MALAYSIA -- (3.2%)
    AFFIN Bank Bhd..........................................    548,300      296,278
    AirAsia Group Bhd.......................................  5,756,900    3,617,027
    Alliance Bank Malaysia Bhd..............................  1,843,300    1,745,814
    AMMB Holdings Bhd.......................................  3,389,359    3,080,609
#   Astro Malaysia Holdings Bhd.............................  2,488,700      803,949
#   Axiata Group Bhd........................................  4,049,995    3,302,994
    Batu Kawan Bhd..........................................    105,400      425,072
    BIMB Holdings Bhd.......................................  1,138,455      996,562
    Boustead Holdings Bhd...................................    264,800       99,341
    British American Tobacco Malaysia Bhd...................    238,400    1,771,125
    Bursa Malaysia Bhd......................................    311,200      544,845
    Carlsberg Brewery Malaysia Bhd, Class B.................     23,600      100,457
    CIMB Group Holdings Bhd.................................  4,821,294    6,596,910
    Dialog Group Bhd........................................  1,487,318    1,204,668
    DiGi.Com Bhd............................................  5,082,520    5,236,952
    FGV Holdings Bhd........................................  4,302,300    1,440,717
    Fraser & Neave Holdings Bhd.............................    111,200      895,685
    Gamuda Bhd..............................................  2,823,300    1,615,270
    Genting Bhd.............................................  5,238,500    9,193,233
#   Genting Malaysia Bhd....................................  3,824,300    4,107,540
    Genting Plantations Bhd.................................    460,000    1,062,046
    HAP Seng Consolidated Bhd...............................    973,700    2,291,412
#   Hartalega Holdings Bhd..................................  2,213,600    3,311,834
    Heineken Malaysia Bhd...................................     28,100      120,896
    Hong Leong Bank Bhd.....................................    446,566    2,211,376
    Hong Leong Financial Group Bhd..........................    673,583    2,961,531
    IHH Healthcare Bhd......................................  1,798,500    2,149,580
#   IJM Corp. Bhd...........................................  5,859,962    2,284,363
#   Inari Amertron Bhd......................................  3,266,200    1,534,195
    IOI Corp. Bhd...........................................  3,602,105    3,874,314
#   IOI Properties Group Bhd................................  2,703,229      846,414
    Kuala Lumpur Kepong Bhd.................................    670,900    3,995,099
    Malayan Banking Bhd.....................................  4,762,143   10,808,834
    Malaysia Airports Holdings Bhd..........................  1,993,341    3,962,139
#   Malaysia Building Society Bhd...........................  3,866,310      870,308
    Maxis Bhd...............................................  2,881,400    3,602,706
    MISC Bhd................................................  2,239,398    3,260,155
    MMC Corp. Bhd...........................................  1,730,200      443,086
    Nestle Malaysia Bhd.....................................     44,500    1,529,762
    Petronas Chemicals Group Bhd............................  3,389,400    7,578,519

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
MALAYSIA -- (Continued)
     Petronas Dagangan Bhd..................................    307,800 $  1,915,663
     Petronas Gas Bhd.......................................    890,500    3,895,271
     PPB Group Bhd..........................................    977,880    3,918,474
#    Press Metal Aluminium Holdings Bhd.....................  1,919,800    2,222,430
     Public Bank Bhd........................................  3,656,014   21,506,227
     QL Resources Bhd.......................................    824,890    1,390,609
#    RHB Bank Bhd...........................................  1,367,505    1,710,801
*    Sapura Energy Bhd......................................  1,536,800      124,464
     Sime Darby Bhd.........................................  4,120,261    2,167,331
     Sime Darby Plantation Bhd..............................  3,018,761    3,799,427
     Sime Darby Property Bhd................................  3,018,761      705,148
     SP Setia Bhd Group.....................................  1,553,649      780,689
#    Sunway Bhd.............................................  3,505,225    1,147,806
#    Telekom Malaysia Bhd...................................  1,540,864      877,029
     Tenaga Nasional Bhd....................................  3,718,850   13,072,261
     Top Glove Corp. Bhd....................................  2,367,800    3,366,635
#    UMW Holdings Bhd.......................................  1,196,366    1,359,555
     United Plantations Bhd.................................     48,200      308,627
     Westports Holdings Bhd.................................  1,568,000    1,278,937
     YTL Corp. Bhd.......................................... 13,836,599    3,511,239
     YTL Power International Bhd............................  2,843,597      646,509
                                                             ---------- ------------
TOTAL MALAYSIA..............................................             175,478,749
                                                                        ------------
MEXICO -- (3.7%)
     Alfa S.A.B. de C.V., Class A...........................  9,293,344    9,827,134
#    America Movil S.A.B. de C.V............................ 48,207,854   34,862,633
     America Movil S.A.B. de C.V., Sponsored ADR, Class L...    109,448    1,574,957
     Arca Continental S.A.B. de C.V.........................    605,424    3,040,048
     Banco Santander Mexico SA Institucion de Banca.........
     Multiple Grupo Financiero Santand, ADR.................     55,735      350,016
     Banco Santander Mexico SA Institucion de Banca.........
     Multiple Grupo Financiero Santand, Class B.............  2,837,053    3,551,685
#    Becle S.A.B. de C.V....................................    340,960      419,460
# *  Cemex S.A.B. de C.V.................................... 24,758,419   12,407,700
     Coca-Cola Femsa S.A.B. de C.V..........................    369,570    2,110,633
     Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR..........     21,590    1,230,414
     El Puerto de Liverpool S.A.B. de C.V...................    293,210    1,862,040
#    Fomento Economico Mexicano S.A.B. de C.V...............  1,375,803   11,719,207
     Gruma S.A.B. de C.V., Class B..........................    573,607    6,000,590
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR...     13,641    1,130,566
#    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
       Class B..............................................    533,221    4,434,660
#    Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR....     32,374    5,342,357
#    Grupo Bimbo S.A.B. de C.V..............................  2,348,504    4,391,034
     Grupo Carso S.A.B. de C.V..............................    793,269    2,323,192
#    Grupo Elektra S.A.B. de C.V............................     95,655    4,049,736
     Grupo Financiero Banorte S.A.B. de C.V.................  2,329,239   12,841,445
     Grupo Financiero Inbursa S.A.B. de C.V.................  3,972,661    5,176,736
     Grupo Lala S.A.B. de C.V...............................    780,676      686,009
#    Grupo Mexico S.A.B. de C.V.............................  6,360,255   14,669,142
     Grupo Televisa S.A.B...................................  3,641,138   10,487,883
     Grupo Televisa S.A.B., Sponsored ADR...................    168,037    2,416,372
# *  Impulsora del Desarrollo y el Empleo en America Latina
       S.A.B. de C.V........................................  2,300,948    3,817,309
#    Industrias Penoles S.A.B. de C.V.......................    371,252    5,227,035

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
                                                              SHARES     VALUE>>
                                                            ---------- ------------
MEXICO -- (Continued)
    Infraestructura Energetica Nova S.A.B. de C.V..........    759,365 $  2,961,087
#   Kimberly-Clark de Mexico S.A.B. de C.V., Class A.......  2,363,448    3,405,566
    Megacable Holdings S.A.B. de C.V.......................    250,780    1,114,934
    Mexichem S.A.B. de C.V.................................  3,426,482    8,962,081
*   Organizacion Soriana S.A.B. de C.V., Class B...........  1,059,965    1,383,839
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V..................................................    284,767    2,585,764
    Wal-Mart de Mexico S.A.B. de C.V.......................  7,198,435   18,406,051
                                                            ---------- ------------
TOTAL MEXICO...............................................             204,769,315
                                                                       ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA, ADR............................     15,158      156,131
#   Cia de Minas Buenaventura SAA, ADR.....................    125,122    1,731,689
    Credicorp, Ltd.........................................     70,995   16,024,281
*   Grana y Montero SAA, Sponsored ADR.....................    108,988      343,312
                                                            ---------- ------------
TOTAL PERU.................................................              18,255,413
                                                                       ------------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc...........................  2,290,670    2,015,118
    Aboitiz Power Corp.....................................  1,962,800    1,236,975
*   Alliance Global Group, Inc.............................  9,328,900    1,986,725
    Ayala Corp.............................................    321,242    5,530,251
    Ayala Land, Inc........................................  9,812,818    7,281,148
    Bank of the Philippine Islands.........................    990,562    1,523,053
    BDO Unibank, Inc.......................................  1,553,962    3,559,550
    Bloomberry Resorts Corp................................    827,600      130,110
    DMCI Holdings, Inc..................................... 11,675,800    2,804,060
    Emperador, Inc.........................................  1,850,900      240,903
*   Energy Development Corp................................  2,973,913      381,884
    Globe Telecom, Inc.....................................     70,620    2,759,304
    GT Capital Holdings, Inc...............................    148,975    2,117,308
    International Container Terminal Services, Inc.........  1,287,400    2,178,728
    JG Summit Holdings, Inc................................  3,081,700    2,728,888
    Jollibee Foods Corp....................................    639,740    3,303,692
    LT Group, Inc..........................................  4,703,300    1,275,492
    Manila Electric Co.....................................    321,700    2,214,340
    Megaworld Corp......................................... 21,538,400    1,777,039
    Metro Pacific Investments Corp......................... 20,451,700    1,837,103
    Metropolitan Bank & Trust Co...........................  1,464,017    1,796,097
*   Philippine National Bank...............................     73,048       54,125
    PLDT, Inc., Sponsored ADR..............................     75,930    1,930,141
    PLDT, Inc..............................................     89,255    2,303,409
    Puregold Price Club, Inc...............................  1,969,800    1,496,355
    Robinsons Land Corp....................................  3,184,682    1,251,832
    Robinsons Retail Holdings, Inc.........................    541,860      768,017
    San Miguel Corp........................................  1,462,960    4,682,196
    Security Bank Corp.....................................    391,830    1,058,902
    Semirara Mining & Power Corp...........................  1,973,600    1,032,187
    SM Investments Corp....................................    216,823    3,655,132
    SM Prime Holdings, Inc.................................  7,730,810    4,887,598
*   Top Frontier Investment Holdings, Inc..................     42,789      224,051
    Universal Robina Corp..................................  1,309,160    3,184,548
                                                            ---------- ------------
TOTAL PHILIPPINES..........................................              75,206,261
                                                                       ------------

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
                                                              SHARES     VALUE>>
                                                             --------- ------------
POLAND -- (1.6%)
*    Alior Bank SA..........................................   216,845 $  3,255,017
*    AmRest Holdings SE.....................................     3,440       35,527
     Bank Handlowy w Warszawie SA...........................    48,849      890,938
*    Bank Millennium SA..................................... 1,319,118    3,036,600
     Bank Pekao SA..........................................   120,869    3,295,163
     CCC SA.................................................    39,570    1,721,085
*    CD Projekt SA..........................................    91,082    3,749,546
*    Cyfrowy Polsat SA......................................   544,927    3,133,404
*    Dino Polska SA.........................................    57,419    1,261,721
*    Enea SA................................................   112,600      235,769
     Grupa Azoty SA.........................................    85,402      575,958
     Grupa Lotos SA.........................................   352,784    6,361,118
#    ING Bank Slaski SA.....................................    37,589    1,594,012
*    Jastrzebska Spolka Weglowa SA..........................   115,275    2,216,161
*    KGHM Polska Miedz SA...................................   370,074    8,366,641
     LPP SA.................................................     1,985    4,058,207
     mBank SA...............................................    30,837    2,998,833
# *  Orange Polska SA.......................................   552,973      624,957
*    PGE Polska Grupa Energetyczna SA....................... 2,048,684    5,605,652
     Polski Koncern Naftowy Orlen S.A.......................   565,808   13,606,212
*    Polskie Gornictwo Naftowe i Gazownictwo SA............. 1,863,953    3,040,627
     Powszechna Kasa Oszczednosci Bank Polski SA............   650,842    6,759,262
     Powszechny Zaklad Ubezpieczen SA.......................   808,411    8,238,497
     Santander Bank Polska SA...............................    35,994    3,189,325
*    Tauron Polska Energia SA............................... 1,895,409      879,166
                                                             --------- ------------
TOTAL POLAND................................................             88,729,398
                                                                       ------------
RUSSIA -- (1.8%)
     Gazprom PJSC, Sponsored ADR............................ 2,397,765   11,337,798
     Gazprom PJSC, Sponsored ADR............................   266,776    1,253,847
*    Lenta, Ltd., GDR.......................................     9,222       33,015
*    Lenta, Ltd., GDR.......................................    30,830      110,374
     Lukoil PJSC, Sponsored ADR(BYZF386)....................    68,365    5,102,764
     Lukoil PJSC, Sponsored ADR(BYZDW2900)..................   171,816   12,810,410
     Magnitogorsk Iron & Steel Works PJSC, GDR..............   199,210    1,867,339
*    Mail.Ru Group, Ltd., GDR...............................    59,974    1,597,707
     MMC Norilsk Nickel PJSC, ADR...........................    36,191      598,961
     MMC Norilsk Nickel PJSC, ADR...........................   406,377    6,728,075
     Novatek PJSC, GDR......................................    41,558    7,009,065
     Novolipetsk Steel PJSC, GDR............................   111,869    2,693,706
     PhosAgro PJSC, GDR.....................................    83,207    1,087,242
     PhosAgro PJSC, GDR.....................................     2,326       30,471
     Rosneft Oil Co. PJSC, GDR..............................    54,030      379,831
     Rosneft Oil Co. PJSC, GDR..............................   700,727    4,909,480
     Rostelecom PJSC, Sponsored ADR.........................    20,806      136,487
     Rostelecom PJSC, Sponsored ADR.........................    78,867      500,670
     RusHydro PJSC, ADR.....................................    12,131        9,523
     RusHydro PJSC, ADR..................................... 1,196,354      934,744
     Sberbank of Russia PJSC, Sponsored ADR................. 1,818,206   21,393,792
     Severstal PJSC, GDR....................................   191,829    2,977,743
     Tatneft PJSC, Sponsored ADR............................   137,960    9,683,548
     VTB Bank PJSC, GDR..................................... 1,358,280    1,709,985
     VTB Bank PJSC, GDR..................................... 1,913,221    2,410,658
     X5 Retail Group NV, GDR................................   115,775    2,720,712
                                                             --------- ------------
TOTAL RUSSIA................................................            100,027,947
                                                                       ------------

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
                                                              SHARES     VALUE>>
                                                             --------- ------------
SOUTH AFRICA -- (7.0%)
     Absa Group, Ltd........................................ 2,001,955 $ 20,228,326
     Anglo American Platinum, Ltd...........................    87,998    2,864,974
     AngloGold Ashanti, Ltd.................................    30,125      293,209
#    AngloGold Ashanti, Ltd., Sponsored ADR................. 1,637,102   15,405,130
     Aspen Pharmacare Holdings, Ltd.........................   574,874    6,079,285
     Assore, Ltd............................................    23,402      490,386
     AVI, Ltd...............................................   429,602    2,912,997
     Bid Corp., Ltd.........................................   694,776   13,008,851
     Bidvest Group, Ltd. (The)..............................   873,084   10,895,787
#    Capitec Bank Holdings, Ltd.............................    75,595    5,078,453
     Clicks Group, Ltd......................................   400,578    5,102,801
     Discovery, Ltd.........................................   619,824    6,652,139
     Distell Group Holdings, Ltd............................    49,312      364,649
     Exxaro Resources, Ltd..................................   564,337    5,771,962
     FirstRand, Ltd......................................... 4,821,116   21,057,002
     Foschini Group, Ltd. (The).............................   415,863    4,552,545
     Gold Fields, Ltd., Sponsored ADR....................... 3,443,277    9,159,117
     Imperial Holdings, Ltd.................................   583,684    6,476,320
     Investec, Ltd..........................................   684,825    4,251,428
     Kumba Iron Ore, Ltd....................................   164,394    3,223,228
     Liberty Holdings, Ltd..................................   302,881    2,221,747
     Life Healthcare Group Holdings, Ltd.................... 3,525,337    5,854,008
*    MMI Holdings, Ltd...................................... 1,438,704    1,744,586
     Mondi, Ltd.............................................   303,793    7,270,860
#    Mr. Price Group, Ltd...................................   439,100    6,875,079
     MTN Group, Ltd......................................... 3,510,155   20,383,222
     Naspers, Ltd., Class N.................................   314,943   55,241,268
     Nedbank Group, Ltd.....................................   545,382    9,219,763
#    NEPI Rockcastle P.L.C..................................   360,968    3,118,234
     Netcare, Ltd........................................... 2,825,287    4,742,248
     Pick n Pay Stores, Ltd.................................   261,842    1,210,207
     Pioneer Foods Group, Ltd...............................   102,875      565,276
     PSG Group, Ltd.........................................   245,614    3,662,740
     Sanlam, Ltd............................................ 3,023,284   15,223,199
     Sappi, Ltd............................................. 1,826,701   10,263,401
     Sasol, Ltd.............................................   118,450    3,870,940
#    Sasol, Ltd., Sponsored ADR.............................   771,710   25,096,009
     Shoprite Holdings, Ltd.................................   905,692   11,056,848
*    Sibanye Gold, Ltd...................................... 3,894,346    2,709,294
#    SPAR Group, Ltd. (The).................................   284,382    3,390,889
     Standard Bank Group, Ltd............................... 2,064,368   22,871,578
# *  Steinhoff International Holdings NV.................... 3,896,458      474,011
     Telkom SA SOC, Ltd.....................................   273,989      997,218
     Tiger Brands, Ltd......................................   311,532    5,580,096
#    Truworths International, Ltd...........................   979,184    5,363,726
#    Vodacom Group, Ltd.....................................   757,800    6,390,342
     Woolworths Holdings, Ltd............................... 2,502,184    8,641,286
                                                             --------- ------------
TOTAL SOUTH AFRICA..........................................            387,906,664
                                                                       ------------
SOUTH KOREA -- (16.2%)
     Amorepacific Corp......................................    27,561    3,723,813
     AMOREPACIFIC Group.....................................    42,761    2,343,747
     BGF Co., Ltd...........................................   216,994    1,422,542
     BGF retail Co., Ltd....................................     2,691      398,101
     BNK Financial Group, Inc...............................   525,177    3,507,782
# *  Celltrion Pharm, Inc...................................     7,682      361,356

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
SOUTH KOREA -- (Continued)
# *  Celltrion, Inc.........................................    77,760 $14,876,734
     Cheil Worldwide, Inc...................................    76,809   1,532,675
     CJ CGV Co., Ltd........................................    16,207     576,311
     CJ CheilJedang Corp....................................    21,659   6,178,228
     CJ Corp................................................    44,364   4,266,050
     CJ ENM Co., Ltd........................................     1,275     253,682
# *  CJ Logistics Corp......................................    14,891   2,077,336
     Com2uSCorp.............................................    11,105   1,256,443
#    Cosmax, Inc............................................     2,859     290,466
     Coway Co., Ltd.........................................    80,403   4,961,557
     Cuckoo Holdings Co., Ltd...............................     1,093     116,675
*    Cuckoo Homesys Co., Ltd................................       368      50,632
     Daelim Industrial Co., Ltd.............................    53,399   3,574,951
*    Daewoo Engineering & Construction Co., Ltd.............   179,177     715,304
# *  Daewoo Shipbuilding & Marine Engineering Co., Ltd......    71,856   1,861,145
#    Daewoong Pharmaceutical Co., Ltd.......................       927     115,394
     DB Insurance Co., Ltd..................................   163,518  10,308,025
     DGB Financial Group, Inc...............................   320,239   2,648,771
#    Dongsuh Cos., Inc......................................    15,171     248,761
     Doosan Bobcat, Inc.....................................    45,642   1,415,511
     Doosan Corp............................................    21,369   2,252,226
*    Doosan Heavy Industries & Construction Co., Ltd........   239,641   2,315,647
# *  Doosan Infracore Co., Ltd..............................   492,270   3,346,818
     Douzone Bizon Co., Ltd.................................     7,317     279,662
     E-MART, Inc............................................    31,044   5,584,738
     Fila Korea, Ltd........................................    57,807   2,140,852
     Grand Korea Leisure Co., Ltd...........................    38,572     755,834
     Green Cross Corp.......................................     2,754     290,017
     Green Cross Holdings Corp..............................    23,565     431,388
     GS Engineering & Construction Corp.....................    78,919   2,910,090
     GS Holdings Corp.......................................   185,417   7,913,266
     GS Home Shopping, Inc..................................     4,597     784,794
     GS Retail Co., Ltd.....................................    53,143   1,678,631
     Hana Financial Group, Inc..............................   480,370  16,181,560
# *  Hanall Biopharma Co., Ltd..............................     7,801     163,396
     Hankook Tire Co., Ltd..................................   132,767   4,828,816
     Hanmi Pharm Co., Ltd...................................     5,814   1,995,175
     Hanmi Science Co., Ltd.................................    10,405     610,840
     Hanon Systems..........................................   266,528   2,570,674
#    Hanssem Co., Ltd.......................................    16,476     708,467
# *  Hanwha Aerospace Co., Ltd..............................    50,134   1,257,084
     Hanwha Chemical Corp...................................   267,771   3,813,216
     Hanwha Corp............................................   185,255   4,588,395
     Hanwha Life Insurance Co., Ltd......................... 1,038,851   4,096,470
#    Hite Jinro Co., Ltd....................................    48,621     673,579
# *  HLB, Inc...............................................    20,527   1,576,762
     Hotel Shilla Co., Ltd..................................    29,719   1,872,997
*    Hugel, Inc.............................................     2,135     515,692
*    Hyosung Advanced Materials Corp........................     7,969     735,092
*    Hyosung Chemical Corp..................................     5,674     654,285
#    Hyosung Corp...........................................    24,540   1,108,988
*    Hyosung Heavy Industries Corp..........................    16,588     617,853
*    Hyosung TNC Co., Ltd...................................     7,698   1,185,152
# *  Hyundai Construction Equipment Co., Ltd................     8,892     586,218
     Hyundai Department Store Co., Ltd......................    27,576   2,109,347
     Hyundai Development Co.-Engineering & Construction.....   206,123   3,058,015
     Hyundai Elevator Co., Ltd..............................    12,902     908,519

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
                                                             SHARES    VALUE>>
                                                             ------- -----------
SOUTH KOREA -- (Continued)
     Hyundai Engineering & Construction Co., Ltd............ 152,385 $ 6,158,213
     Hyundai Glovis Co., Ltd................................  28,696   2,881,513
     Hyundai Greenfood Co., Ltd.............................  38,183     414,378
*    Hyundai Heavy Industries Co., Ltd......................  55,503   6,105,504
*    Hyundai Heavy Industries Holdings Co., Ltd.............  21,736   6,830,392
     Hyundai Home Shopping Network Corp.....................   5,020     430,829
     Hyundai Marine & Fire Insurance Co., Ltd............... 208,568   7,673,603
# *  Hyundai Merchant Marine Co., Ltd....................... 188,580     628,119
# *  Hyundai Mipo Dockyard Co., Ltd.........................  20,360   1,688,675
     Hyundai Mobis Co., Ltd.................................  59,300   9,905,577
     Hyundai Motor Co....................................... 135,453  12,686,920
# *  Hyundai Rotem Co., Ltd.................................  32,868     636,518
     Hyundai Steel Co....................................... 191,753   7,036,610
     Hyundai Wia Corp.......................................  25,756     670,902
#    Iljin Materials Co., Ltd...............................  17,651     709,141
     Industrial Bank of Korea............................... 456,607   5,962,603
     Innocean Worldwide, Inc................................   3,114     158,588
     Jeil Pharmaceutical Co., Ltd...........................     157       5,806
#    Kakao Corp.............................................  28,969   2,341,681
     Kangwon Land, Inc...................................... 104,801   2,653,769
     KB Financial Group, Inc................................ 288,994  12,034,912
#    KB Financial Group, Inc., ADR..........................  58,792   2,442,808
     KCC Corp...............................................  11,295   2,456,242
     KEPCO Plant Service & Engineering Co., Ltd.............  30,975     750,242
     Kia Motors Corp........................................ 396,615   9,913,675
#    KIWOOM Securities Co., Ltd.............................  25,281   1,688,517
     Koh Young Technology, Inc..............................   2,393     189,616
     Kolon Industries, Inc..................................  40,014   1,770,632
# *  Komipharm International Co., Ltd.......................  23,890     448,324
# *  Korea Aerospace Industries, Ltd........................  37,044     943,618
#    Korea Electric Power Corp., Sponsored ADR.............. 130,759   1,563,878
     Korea Electric Power Corp.............................. 216,158   5,163,248
*    Korea Gas Corp.........................................  41,078   1,884,420
     Korea Investment Holdings Co., Ltd.....................  85,358   4,463,899
     Korea Kolmar Co., Ltd..................................  20,573     982,451
     Korea Petrochemical Ind Co., Ltd.......................   6,572     902,953
#    Korea Zinc Co., Ltd....................................  12,459   4,155,313
     Korean Air Lines Co., Ltd.............................. 185,901   4,500,288
     Korean Reinsurance Co..................................  69,779     594,245
     KT Corp., Sponsored ADR................................  82,100   1,136,264
     KT&G Corp..............................................  98,283   8,764,018
     Kumho Petrochemical Co., Ltd...........................  32,629   2,478,738
*    Kumho Tire Co., Inc.................................... 104,196     459,777
     LG Chem, Ltd...........................................  41,518  12,686,886
     LG Corp................................................ 137,455   8,008,462
#    LG Display Co., Ltd., ADR.............................. 808,137   5,931,726
     LG Display Co., Ltd.................................... 525,059   7,661,398
     LG Electronics, Inc.................................... 216,779  12,118,988
     LG Household & Health Care, Ltd........................  13,212  12,149,821
     LG Innotek Co., Ltd....................................  31,119   3,415,081
     LG International Corp..................................   2,443      33,727
     LG Uplus Corp.......................................... 442,702   6,291,787
     LIG Nex1 Co., Ltd......................................   3,131      80,075
     Lotte Chemical Corp....................................  42,164   9,741,681
     Lotte Chilsung Beverage Co., Ltd.......................      28      33,650
     Lotte Confectionery Co., Ltd...........................     237      33,052
*    Lotte Corp.............................................  20,841     872,023

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
                                                             SHARES     VALUE>>
                                                            --------- ------------
SOUTH KOREA -- (Continued)
    LOTTE Fine Chemical Co., Ltd...........................    26,238 $    943,518
    LOTTE Himart Co., Ltd..................................    14,100      696,333
    Lotte Shopping Co., Ltd................................    22,579    3,854,698
    LS Corp................................................    41,095    1,828,059
    LS Industrial Systems Co., Ltd.........................    27,263    1,185,236
    Macquarie Korea Infrastructure Fund....................   501,890    3,991,321
#   Mando Corp.............................................    64,625    1,738,804
#   Medy-Tox, Inc..........................................     6,364    2,607,124
    Meritz Financial Group, Inc............................   132,014    1,201,304
    Meritz Fire & Marine Insurance Co., Ltd................   174,445    2,791,164
    Meritz Securities Co., Ltd.............................   775,459    2,714,755
    Mirae Asset Daewoo Co., Ltd............................   675,912    3,835,631
    NAVER Corp.............................................   188,950   19,028,084
    NCSoft Corp............................................    16,404    6,200,006
#   Netmarble Corp.........................................    13,796    1,362,630
    Nexen Tire Corp........................................    50,780      364,212
    NH Investment & Securities Co., Ltd....................   271,628    2,915,938
*   NHN Entertainment Corp.................................    13,146      530,651
    NongShim Co., Ltd......................................     5,761    1,104,215
    OCI Co., Ltd...........................................    44,797    3,365,542
    Orion Corp.............................................     8,589      719,091
    Orion Holdings Corp....................................    82,251    1,133,611
    Ottogi Corp............................................     1,053      610,152
*   Pan Ocean Co., Ltd.....................................   431,074    1,814,608
#   Paradise Co., Ltd......................................    42,701      674,735
    POSCO, Sponsored ADR...................................   104,186    6,003,197
    POSCO..................................................    70,065   16,037,381
#   POSCO Chemtech Co., Ltd................................    20,052    1,153,406
    Posco Daewoo Corp......................................    99,219    1,560,956
    S-1 Corp...............................................    25,186    2,132,881
*   Samsung Biologics Co., Ltd.............................     6,405    2,192,299
    Samsung C&T Corp.......................................    51,407    4,920,070
    Samsung Card Co., Ltd..................................    51,403    1,518,900
#   Samsung Electro-Mechanics Co., Ltd.....................    47,511    4,959,395
    Samsung Electronics Co., Ltd., GDR.....................    52,509   49,046,747
    Samsung Electronics Co., Ltd........................... 4,912,950  183,920,164
*   Samsung Engineering Co., Ltd...........................   116,852    1,886,204
    Samsung Fire & Marine Insurance Co., Ltd...............    60,711   14,855,253
*   Samsung Heavy Industries Co., Ltd......................   796,613    4,887,410
    Samsung Life Insurance Co., Ltd........................    61,511    4,976,578
    Samsung SDI Co., Ltd...................................    48,119   10,007,026
    Samsung SDS Co., Ltd...................................    29,343    4,991,344
    Samsung Securities Co., Ltd............................   120,651    2,850,414
#   Seoul Semiconductor Co., Ltd...........................    43,467      783,120
    SFA Engineering Corp...................................    28,906      989,999
    Shinhan Financial Group Co., Ltd.......................   317,003   11,807,031
#   Shinhan Financial Group Co., Ltd., ADR.................    77,966    2,885,522
    Shinsegae, Inc.........................................    15,845    3,617,757
    SK Discovery Co., Ltd..................................    47,694    1,135,947
    SK Holdings Co., Ltd...................................    51,858   11,940,657
    SK Hynix, Inc..........................................   821,484   49,474,161
    SK Innovation Co., Ltd.................................    95,381   17,900,149
    SK Materials Co., Ltd..................................     9,016    1,476,552
    SK Networks Co., Ltd...................................   307,973    1,154,727
#   SK Telecom Co., Ltd., Sponsored ADR....................    24,883      644,719
    SK Telecom Co., Ltd....................................    18,352    4,311,994
    SKC Co., Ltd...........................................    45,410    1,327,991

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
                                                              SHARES     VALUE>>
                                                            ---------- ------------
SOUTH KOREA -- (Continued)
#   SKCKOLONPI, Inc........................................     17,473 $    517,215
    S-Oil Corp.............................................     39,787    4,341,648
#   Ssangyong Cement Industrial Co., Ltd...................    246,810    1,044,272
    Taekwang Industrial Co., Ltd...........................        432      560,591
    Tongyang Life Insurance Co., Ltd.......................     53,721      266,725
    Woori Bank.............................................    693,574    9,610,146
    Woori Bank, Sponsored ADR..............................      3,749      155,733
    Young Poong Corp.......................................        438      252,484
    Youngone Corp..........................................     43,468    1,367,536
    Yuhan Corp.............................................      9,386    1,383,880
*   Yungjin Pharmaceutical Co., Ltd........................     60,994      296,385
                                                            ---------- ------------
TOTAL SOUTH KOREA..........................................             894,866,311
                                                                       ------------
TAIWAN -- (15.0%)
#   Accton Technology Corp.................................    685,000    1,896,025
    Acer, Inc..............................................  4,849,811    3,412,627
    Advantech Co., Ltd.....................................    373,663    2,578,306
#   Airtac International Group.............................    207,518    1,790,303
    ASE Technology Holding Co., Ltd., ADR..................    133,966      513,090
    ASE Technology Holding Co., Ltd........................  7,079,782   14,279,381
    Asia Cement Corp.......................................  3,670,758    3,892,014
*   Asia Pacific Telecom Co., Ltd..........................  2,792,000      537,534
    Asustek Computer, Inc..................................  1,099,180    8,150,683
#   AU Optronics Corp., Sponsored ADR......................    319,570    1,223,953
#   AU Optronics Corp...................................... 28,567,873   11,161,627
    Casetek Holdings, Ltd..................................    206,709      292,389
    Catcher Technology Co., Ltd............................  1,524,429   15,413,778
    Cathay Financial Holding Co., Ltd......................  6,857,450   10,887,384
    Chailease Holding Co., Ltd.............................  2,451,916    7,032,488
    Chang Hwa Commercial Bank, Ltd.........................  9,221,974    5,238,933
#   Cheng Shin Rubber Industry Co., Ltd....................  3,477,965    4,906,870
    Chicony Electronics Co., Ltd...........................  1,172,497    2,350,023
    China Airlines, Ltd....................................  9,779,536    2,902,004
    China Development Financial Holding Corp............... 22,365,121    7,201,085
    China Life Insurance Co., Ltd..........................  4,546,354    4,321,084
    China Motor Corp.......................................    825,000      622,819
*   China Petrochemical Development Corp...................  3,819,000    1,398,711
    China Steel Corp....................................... 15,533,932   12,268,633
    Chipbond Technology Corp...............................  1,093,000    2,013,074
#   Chroma ATE, Inc........................................    457,000    1,609,922
#   Chunghwa Telecom Co., Ltd., Sponsored ADR..............    258,465    9,066,952
    Chunghwa Telecom Co., Ltd..............................  1,536,000    5,425,384
    Compal Electronics, Inc................................  8,616,541    4,759,583
    Compeq Manufacturing Co., Ltd..........................  1,812,000    1,163,844
    CTBC Financial Holding Co., Ltd........................ 20,702,175   13,862,807
    CTCI Corp..............................................  1,199,000    1,693,248
    Delta Electronics, Inc.................................  2,064,486    8,689,871
    E Ink Holdings, Inc....................................  1,072,000      848,870
    E.Sun Financial Holding Co., Ltd....................... 15,030,377    9,979,719
    Eclat Textile Co., Ltd.................................    258,402    3,076,715
    Elite Material Co., Ltd................................     14,000       28,062
    Epistar Corp...........................................  2,139,000    1,939,483
    Eternal Materials Co., Ltd.............................  1,630,591    1,215,559
    Eva Airways Corp.......................................  7,636,221    3,498,107
    Evergreen Marine Corp. Taiwan, Ltd.....................  4,864,658    1,797,177
    Far Eastern New Century Corp...........................  7,623,085    7,667,429

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
                                                              SHARES     VALUE>>
                                                            ---------- -----------
TAIWAN -- (Continued)
    Far EasTone Telecommunications Co., Ltd................  2,601,000 $ 6,198,138
    Feng TAY Enterprise Co., Ltd...........................    500,424   3,010,373
    First Financial Holding Co., Ltd....................... 16,236,988  10,272,213
    FLEXium Interconnect, Inc..............................    132,000     333,715
    Formosa Chemicals & Fibre Corp.........................  2,951,518  10,711,225
#   Formosa Petrochemical Corp.............................  1,719,000   6,786,227
    Formosa Plastics Corp..................................  3,487,153  11,403,276
#   Formosa Sumco Technology Corp..........................     29,000      99,417
    Formosa Taffeta Co., Ltd...............................  1,412,000   1,539,134
    Foxconn Technology Co., Ltd............................  1,494,627   3,173,798
    Fubon Financial Holding Co., Ltd.......................  8,817,233  13,833,396
#   General Interface Solution Holding, Ltd................    491,000   1,639,885
    Giant Manufacturing Co., Ltd...........................    489,506   1,873,441
    Gigabyte Technology Co., Ltd...........................    356,000     468,064
    Globalwafers Co., Ltd..................................    233,000   1,854,807
#   Gourmet Master Co., Ltd................................    133,840     811,760
    HannStar Display Corp..................................  4,716,000   1,040,499
    Highwealth Construction Corp...........................  1,158,190   1,701,294
#   Hiwin Technologies Corp................................    419,627   2,723,424
    Hon Hai Precision Industry Co., Ltd.................... 10,525,322  26,792,716
#   Hota Industrial Manufacturing Co., Ltd.................    290,235   1,221,930
#   Hotai Motor Co., Ltd...................................    390,000   2,698,571
*   HTC Corp...............................................    301,235     327,902
    Hua Nan Financial Holdings Co., Ltd.................... 12,693,935   7,170,009
#   Innolux Corp........................................... 29,692,241   9,015,878
#   Inventec Corp..........................................  5,034,550   4,068,928
    Kenda Rubber Industrial Co., Ltd.......................    612,377     586,776
#   King Slide Works Co., Ltd..............................     57,000     593,122
    King Yuan Electronics Co., Ltd.........................    709,000     415,242
    King's Town Bank Co., Ltd..............................  1,629,000   1,558,658
    Largan Precision Co., Ltd..............................    133,860  14,625,998
    LCY Chemical Corp......................................    817,123   1,374,321
    Lien Hwa Industrial Corp...............................     83,600      82,433
#   Lite-On Technology Corp................................  4,435,410   5,099,562
    Long Chen Paper Co., Ltd...............................    486,509     248,829
#   Macronix International.................................  5,042,074   2,807,424
    MediaTek, Inc..........................................  1,092,995   8,073,557
    Mega Financial Holding Co., Ltd........................ 17,948,369  15,198,559
#   Merida Industry Co., Ltd...............................    145,287     510,039
    Merry Electronics Co., Ltd.............................     53,000     229,695
    Micro-Star International Co., Ltd......................  1,080,000   2,405,887
    Nan Ya Plastics Corp...................................  4,331,599  10,790,047
#   Nanya Technology Corp..................................  1,603,010   2,676,629
    Nien Made Enterprise Co., Ltd..........................    257,000   1,593,855
    Novatek Microelectronics Corp..........................    883,000   3,906,324
#   Parade Technologies, Ltd...............................     82,000   1,091,379
#   Pegatron Corp..........................................  4,155,345   7,592,835
    Phison Electronics Corp................................    283,000   1,861,037
    Pou Chen Corp..........................................  6,126,487   6,216,840
    Powertech Technology, Inc..............................  2,217,819   4,864,891
    Poya International Co., Ltd............................     55,275     481,703
    President Chain Store Corp.............................    795,831   9,002,563
    Qisda Corp.............................................  3,366,000   1,914,332
    Quanta Computer, Inc...................................  4,491,000   7,103,397
    Realtek Semiconductor Corp.............................    728,950   2,935,283
    Ruentex Development Co., Ltd...........................    952,230   1,321,560
    Ruentex Industries, Ltd................................    765,109   1,922,502

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- ------------
TAIWAN -- (Continued)
#    Shin Kong Financial Holding Co., Ltd................... 14,135,330 $  4,660,460
#    Silergy Corp...........................................     66,000      840,869
     Simplo Technology Co., Ltd.............................    295,000    1,715,659
     Sino-American Silicon Products, Inc....................  1,456,000    2,726,514
     SinoPac Financial Holdings Co., Ltd.................... 17,621,623    5,994,384
     St Shine Optical Co., Ltd..............................     45,000      803,349
#    Standard Foods Corp....................................    624,418      938,920
     Synnex Technology International Corp...................  1,945,343    2,099,290
#    TA Chen Stainless Pipe.................................  1,653,000    2,335,770
     Taichung Commercial Bank Co., Ltd......................    166,442       54,924
*    TaiMed Biologics, Inc..................................    109,000      680,782
     Taishin Financial Holding Co., Ltd..................... 16,620,662    7,405,692
     Taiwan Business Bank...................................  6,732,631    2,222,545
     Taiwan Cement Corp.....................................  6,287,292    7,067,448
     Taiwan Cooperative Financial Holding Co., Ltd.......... 13,888,806    7,822,579
     Taiwan FamilyMart Co., Ltd.............................     85,000      577,192
     Taiwan Fertilizer Co., Ltd.............................  1,215,000    1,652,374
     Taiwan Glass Industry Corp.............................  2,181,374      938,062
     Taiwan High Speed Rail Corp............................  2,031,000    2,018,208
     Taiwan Mobile Co., Ltd.................................  2,215,300    7,915,947
     Taiwan Secom Co., Ltd..................................    427,670    1,217,389
     Taiwan Semiconductor Manufacturing Co., Ltd.,
       Sponsored ADR........................................  1,815,491   69,170,207
     Taiwan Semiconductor Manufacturing Co., Ltd............ 23,066,808  173,171,342
# *  Tatung Co., Ltd........................................  3,317,000    3,877,342
     Teco Electric and Machinery Co., Ltd...................  3,222,000    1,853,815
     Tong Yang Industry Co., Ltd............................    453,000      512,240
     TPK Holding Co., Ltd...................................     14,000       21,828
#    Transcend Information, Inc.............................    353,181      738,501
     Tripod Technology Corp.................................    821,870    1,985,917
     Uni-President Enterprises Corp.........................  6,976,033   16,908,873
#    United Microelectronics Corp........................... 33,504,000   12,767,748
     Vanguard International Semiconductor Corp..............    990,000    1,831,649
     Voltronic Power Technology Corp........................     71,350    1,154,907
     Walsin Lihwa Corp......................................  5,643,000    2,806,618
#    Walsin Technology Corp.................................    414,000    1,749,437
     Wan Hai Lines, Ltd.....................................  1,467,800      717,873
#    Win Semiconductors Corp................................    842,034    2,600,784
#    Winbond Electronics Corp...............................  7,122,407    3,102,905
     Wintek Corp............................................    604,760        6,706
     Wistron Corp...........................................  6,755,699    4,141,540
     WPG Holdings, Ltd......................................  2,160,039    2,572,576
#    Yageo Corp.............................................    252,682    2,591,030
     Yuanta Financial Holding Co., Ltd...................... 16,914,806    8,225,645
#    Yulon Motor Co., Ltd...................................    869,000      508,090
     Zhen Ding Technology Holding, Ltd......................  1,297,700    2,969,104
                                                             ---------- ------------
TOTAL TAIWAN................................................             830,137,883
                                                                        ------------
THAILAND -- (3.5%)
     Advanced Info Service PCL..............................  1,483,600    8,771,813
     Airports of Thailand PCL...............................  5,113,900    9,872,989
     B Grimm Power PCL......................................    541,700      457,545
     Bangchak Corp. PCL.....................................  1,453,500    1,446,923
     Bangkok Bank PCL.......................................    207,800    1,328,917
     Bangkok Dusit Medical Services PCL.....................  5,314,500    3,927,760
     Bangkok Expressway & Metro PCL......................... 14,823,799    3,800,974

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES     VALUE>>
                                                            ---------- -----------
THAILAND -- (Continued)
    Bangkok Life Assurance PCL.............................    845,800 $   810,080
    Banpu PCL..............................................  4,609,350   2,419,387
    Banpu Power PCL........................................    837,900     604,097
    Berli Jucker PCL.......................................  1,309,800   2,202,756
    BTS Group Holdings PCL.................................  6,576,800   1,815,316
    Bumrungrad Hospital PCL................................    402,600   2,343,946
    Carabao Group PCL......................................    298,700     407,728
    Central Pattana PCL....................................  1,717,900   4,093,940
    Central Plaza Hotel PCL................................  1,091,200   1,324,911
    CH Karnchang PCL.......................................    500,300     384,846
    Charoen Pokphand Foods PCL.............................  7,313,600   5,570,691
    CP ALL PCL.............................................  5,689,600  11,542,250
    Delta Electronics Thailand PCL.........................    710,400   1,478,661
    Electricity Generating PCL.............................    192,300   1,340,009
    Energy Absolute PCL....................................  2,027,900   3,028,086
    Esso Thailand PCL......................................  2,616,000   1,144,253
    Global Power Synergy PCL...............................    530,900     924,871
    Glow Energy PCL........................................    737,100   1,862,206
    Home Product Center PCL................................  7,113,113   3,197,146
    Indorama Ventures PCL..................................  1,976,800   3,235,035
    Intouch Holdings PCL...................................    582,500     931,297
    IRPC PCL............................................... 20,052,200   3,689,847
    Jasmine International PCL..............................  5,215,000     810,173
    Kasikornbank PCL.......................................    990,400   5,960,326
    Kasikornbank PCL.......................................     75,400     453,765
    Kiatnakin Bank PCL.....................................    753,600   1,619,729
    Krung Thai Bank PCL....................................  5,565,887   3,374,791
    Krungthai Card PCL.....................................  1,904,000   1,995,897
    Land & Houses PCL......................................    790,000     245,460
    Land & Houses PCL......................................  2,877,040     893,922
    Minor International PCL................................  2,330,270   2,565,757
    MK Restaurants Group PCL...............................    501,100   1,016,560
    Muangthai Capital PCL..................................  1,572,600   2,478,683
    Pruksa Holding PCL.....................................  1,867,300   1,137,842
    PTT Exploration & Production PCL.......................  1,864,655   7,846,738
    PTT Global Chemical PCL................................  4,261,672   9,931,046
    PTT PCL................................................ 16,434,000  25,283,077
    Ratchaburi Electricity Generating Holding PCL..........    661,500     977,783
    Robinson PCL...........................................    506,800     997,548
    Siam Cement PCL (The)..................................    172,700   2,177,635
    Siam Cement PCL (The)..................................    230,100   2,901,412
    Siam City Cement PCL...................................    111,567     807,725
    Siam Commercial Bank PCL (The).........................  1,254,166   5,202,046
    Siam Global House PCL..................................  2,170,633   1,224,460
    Srisawad Corp. PCL.....................................    619,611     831,755
    Star Petroleum Refining PCL............................  4,448,400   1,892,080
    Supalai PCL............................................    280,100     185,043
    Thai Oil PCL...........................................  2,893,800   7,398,176
    Thai Union Group PCL...................................  3,261,840   1,633,380
    Thanachart Capital PCL.................................  2,104,200   3,348,312
    Tisco Financial Group PCL..............................    724,600   1,721,335
    TMB Bank PCL........................................... 23,458,100   1,613,408
    Total Access Communication PCL.........................    551,500     790,234
    Total Access Communication PCL.........................  1,459,300   2,091,003
    TPI Polene PCL.........................................  1,123,700      61,015
    TPI Polene Power PCL...................................  2,998,600     542,733
    True Corp. PCL......................................... 23,148,731   4,119,985

SCHEDULE OF INVESTMENTS
CONTINUED


                                                               SHARES      VALUE>>
                                                             ---------- --------------
THAILAND -- (Continued)
     TTW PCL................................................    581,700 $      215,834
     VGI Global Media PCL...................................  2,988,700        680,684
     WHA Corp. PCL.......................................... 14,117,300      1,754,548
                                                             ---------- --------------
TOTAL THAILAND..............................................               192,740,180
                                                                        --------------
TURKEY -- (1.0%)
     Akbank Turk A.S........................................  3,522,991      4,166,237
     Anadolu Efes Biracilik Ve Malt Sanayii A.S.............    238,530        801,989
#    Arcelik A.S............................................    374,452      1,041,476
#    Aselsan Elektronik Sanayi Ve Ticaret A.S...............    141,812        641,977
     BIM Birlesik Magazalar A.S.............................    361,723      5,142,045
#    Coca-Cola Icecek A.S...................................    214,118      1,057,156
#    Enka Insaat ve Sanayi A.S..............................    806,244        673,766
     Eregli Demir ve Celik Fabrikalari TAS..................  2,461,933      3,995,239
     Ford Otomotiv Sanayi A.S...............................    126,138      1,354,590
     KOC Holding A.S........................................  1,011,450      2,825,487
*    Koza Altin Isletmeleri A.S.............................     33,399        269,213
     Petkim Petrokimya Holding A.S..........................  1,304,636      1,187,517
     Soda Sanayii A.S.......................................    301,274        365,354
     TAV Havalimanlari Holding A.S..........................    393,004      1,636,202
     Tekfen Holding A.S.....................................    313,689      1,194,248
#    Tofas Turk Otomobil Fabrikasi A.S......................    285,875      1,079,026
     Tupras Turkiye Petrol Rafinerileri A.S.................    248,087      5,853,280
*    Turk Hava Yollari AO...................................  1,457,515      3,671,312
*    Turk Telekomunikasyon A.S..............................    802,767        460,656
     Turkcell Iletisim Hizmetleri A.S.......................  1,664,980      3,388,142
#    Turkcell Iletisim Hizmetleri A.S., ADR.................     73,838        381,004
     Turkiye Garanti Bankasi A.S............................  3,279,091      4,124,829
#    Turkiye Halk Bankasi A.S...............................  1,332,954      1,474,087
     Turkiye Is Bankasi, Class C............................  2,612,331      1,869,642
     Turkiye Sise ve Cam Fabrikalari A.S....................  1,716,332      1,453,561
#    Turkiye Vakiflar Bankasi TAO, Class D..................  1,893,088      1,161,469
# *  Ulker Biskuvi Sanayi A.S...............................    214,925        568,310
# *  Yapi ve Kredi Bankasi A.S..............................  2,425,128        703,307
                                                             ---------- --------------
TOTAL TURKEY................................................                52,541,121
                                                                        --------------
TOTAL COMMON STOCKS.........................................             5,271,410,776
                                                                        --------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
     Banco Bradesco SA......................................  1,913,426     17,635,500
*    Centrais Eletricas Brasileiras SA, Class B.............    260,352      1,860,906
     Cia Brasileira de Distribuicao.........................    243,459      5,117,120
     Cia Energetica de Minas Gerais.........................    769,441      2,280,514
     Gerdau SA..............................................  1,199,021      5,238,770
     Itau Unibanco Holding SA...............................  4,000,827     52,946,589
     Lojas Americanas SA....................................    726,150      3,668,311
     Petroleo Brasileiro SA.................................  2,860,161     21,227,367
     Telefonica Brasil SA...................................    314,262      3,649,712
     Usinas Siderurgicas de Minas Gerais SA, Class A........    771,800      2,131,964
                                                             ---------- --------------
TOTAL BRAZIL................................................               115,756,753
                                                                        --------------
CHILE -- (0.0%)
     Embotelladora Andina SA, Class B.......................    348,486      1,222,655
                                                             ---------- --------------

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES      VALUE>>
                                                               ---------- --------------
COLOMBIA -- (0.1%)
       Banco Davivienda SA....................................    172,705 $    1,662,944
       Bancolombia SA.........................................     30,330        283,563
       Grupo Argos SA.........................................     55,405        223,719
       Grupo Aval Acciones y Valores SA.......................  3,848,843      1,350,889
       Grupo de Inversiones Suramericana SA...................    127,756      1,166,647
                                                               ---------- --------------
TOTAL COLOMBIA................................................                 4,687,762
                                                                          --------------
TOTAL PREFERRED STOCKS........................................               121,667,170
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
*      Banco de Credito e Inversiones SA Rights 11/29/18......      5,401         15,512
*      SACI Falabella Rights 11/13/18.........................     30,147          3,032
                                                               ---------- --------------
TOTAL CHILE...................................................                    18,544
                                                                          --------------
TAIWAN -- (0.0%)
*      Evergreen Marine Corp., Ltd. Rights 11/21/18...........    277,125          6,269
*      Taichung Commercial Bank Rights 11/26/18...............      5,547              0
*      Taishin financial Holding Co., Ltd. Rights 11/22/18....    335,282         32,507
                                                               ---------- --------------
TOTAL TAIWAN..................................................                    38,776
                                                                          --------------
THAILAND -- (0.0%)
*      BTS Group Holdings PCL Warrants 08/01/19...............    659,522              0
*      VGI Global Media PCL Warrents 09/10/22.................    597,740          7,212
                                                               ---------- --------------
TOTAL THAILAND................................................                     7,212
                                                                          --------------
TOTAL RIGHTS/WARRANTS.........................................                    64,532
                                                                          --------------
TOTAL INVESTMENT SECURITIES...................................             5,393,142,478
                                                                          --------------

                                                                             VALUE+
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (2.4%)
@ (S)  DFA Short Term Investment Fund......................... 11,686,417    135,211,841
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $4,213,118,395).........................................            $5,528,354,319
                                                                          ==============

ADR   American Depositary Receipt
CP    Certificate Participation.
GDR   Global Depositary Receipt.
P.L.C Public Limited Company.
SA    Special Assessment.

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
*     Non-Income Producing Securities.
#     Total or Partial Securities on Loan.
+     See Note B to Financial Statements.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

SCHEDULE OF INVESTMENTS
CONTINUED


As of October 31, 2018, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets....
 Index(R)................    650     12/21/18  $33,568,522 $31,092,750   (2,475,772)
S&P 500(R)  Emini
  Index..................    148     12/21/18   20,291,986  20,062,140     (229,846)
                                               ----------- -----------  -----------
TOTAL FUTURES CONTRACTS..                      $53,860,508 $51,154,890  $(2,705,618)
                                               =========== ===========  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------  -------------- ------- --------------
Common Stocks
   Brazil....................... $  356,286,128              --   --    $  356,286,128
   Chile........................     35,231,301  $   37,207,705   --        72,439,006
   China........................    235,305,225     675,217,976   --       910,523,201
   Colombia.....................     24,550,668              --   --        24,550,668
   Czech Republic...............             --      10,527,316   --        10,527,316
   Egypt........................        525,244       6,117,396   --         6,642,640
   Greece.......................             --      13,595,686   --        13,595,686
   Hungary......................             --      25,919,646   --        25,919,646
   India........................     31,299,929     659,137,801   --       690,437,730
   Indonesia....................      5,243,380     134,586,133   --       139,829,513
   Malaysia.....................             --     175,478,749   --       175,478,749
   Mexico.......................    204,769,315              --   --       204,769,315
   Peru.........................     18,255,413              --   --        18,255,413
   Philippines..................      1,930,141      73,276,120   --        75,206,261
   Poland.......................             --      88,729,398   --        88,729,398
   Russia.......................     14,273,976      85,753,971   --       100,027,947
   South Africa.................     49,660,256     338,246,408   --       387,906,664
   South Korea..................     20,763,847     874,102,464   --       894,866,311
   Taiwan.......................     79,974,202     750,163,681   --       830,137,883
   Thailand.....................    192,740,180              --   --       192,740,180
   Turkey.......................        381,004      52,160,117   --        52,541,121
Preferred Stocks
   Brazil.......................    115,756,753              --   --       115,756,753
   Chile........................             --       1,222,655   --         1,222,655
   Colombia.....................      4,687,762              --   --         4,687,762
Rights/Warrants
   Chile........................             --          18,544   --            18,544
   Taiwan.......................             --          38,776   --            38,776
   Thailand.....................             --           7,212   --             7,212
Securities Lending Collateral...             --     135,211,841   --       135,211,841
Futures Contracts**.............     (2,705,618)             --   --        (2,705,618)
                                 --------------  --------------   --    --------------
TOTAL........................... $1,388,929,106  $4,136,719,595   --    $5,525,648,701
                                 ==============  ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                             SHARES     VALUE>>
                                                            --------- -----------
COMMON STOCKS -- (93.5%)
BRAZIL -- (7.9%)
    AES Tiete Energia SA................................... 2,245,406 $ 6,214,613
    AES Tiete Energia SA...................................       878         486
    Aliansce Shopping Centers SA........................... 1,126,253   5,302,150
*   Alliar Medicos A Frente SA.............................   221,000     711,428
    Alupar Investimento SA................................. 1,398,766   6,577,564
    Anima Holding SA.......................................   295,600   1,322,515
    Arezzo Industria e Comercio SA.........................   486,386   6,195,001
*   Azul SA, ADR...........................................   430,431  10,493,884
*   B2W Cia Digital........................................ 1,102,084  10,216,825
*   BR Malls Participacoes SA.............................. 8,172,100  27,888,128
    BR Properties SA....................................... 1,013,953   2,127,898
*   Brasil Brokers Participacoes SA........................    41,623      66,435
    BrasilAgro - Co. Brasileira de Propriedades Agricolas..   275,942   1,052,902
    Cia de Locacao das Americas............................   178,866   1,476,011
    Cia de Saneamento de Minas Gerais-COPASA...............   659,392   9,089,563
    Cia de Saneamento do Parana............................   504,007   6,995,019
    Cia Energetica de Minas Gerais......................... 1,443,889   4,298,882
    Cia Hering............................................. 1,363,244   8,297,051
    Cia Paranaense de Energia, Sponsored ADR...............   127,664     894,925
    Cia Paranaense de Energia..............................   213,600   1,492,875
*   Cia Siderurgica Nacional SA............................ 6,494,464  16,700,798
*   Construtora Tenda SA...................................   670,450   5,139,846
*   Cosan Logistica SA.....................................   906,262   3,102,453
    CSU Cardsystem SA......................................   241,035     479,285
    CVC Brasil Operadora e Agencia de Viagens SA........... 1,215,787  18,490,809
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes........................................ 2,758,267  10,821,093
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes........................................    37,800      90,399
    Dimed SA Distribuidora da Medicamentos.................     1,100      90,152
*   Direcional Engenharia SA............................... 1,269,609   2,435,848
    Duratex SA............................................. 3,304,223  10,201,672
    EcoRodovias Infraestrutura e Logistica SA.............. 2,349,307   5,965,592
    EDP - Energias do Brasil SA............................ 3,194,114  12,016,014
    Embraer SA, Sponsored ADR..............................   261,258   5,818,216
    Energisa SA............................................   724,080   6,712,551
*   Eneva SA...............................................   537,000   1,991,294
    Equatorial Energia SA.................................. 2,016,858  36,847,017
    Estacio Participacoes SA............................... 3,106,590  19,308,189
*   Even Construtora e Incorporadora SA.................... 2,083,264   2,681,401
    Ez Tec Empreendimentos e Participacoes SA..............   812,142   5,233,151
    Fleury SA.............................................. 1,867,731  10,464,112
    Fras-Le SA.............................................   234,360     275,199
*   Gafisa SA..............................................   385,516   1,222,380
    Gafisa SA, ADR.........................................    73,263     456,429
*   Gol Linhas Aereas Inteligentes SA, ADR.................   342,144   3,390,647
    Grendene SA............................................ 2,689,951   5,269,312
    Guararapes Confeccoes SA...............................    79,500   2,841,193
*   Helbor Empreendimentos SA.............................. 2,524,448   1,132,830
    Iguatemi Empresa de Shopping Centers SA................ 1,111,695  11,608,348
    Industrias Romi SA.....................................    77,600     162,019
    Instituto Hermes Pardini SA............................   213,858     875,200
    International Meal Co. Alimentacao SA, Class A......... 1,475,895   2,657,127
    Iochpe-Maxion SA....................................... 1,144,900   5,962,156
*   JHSF Participacoes SA..................................   729,847     309,864


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CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- ------------
BRAZIL -- (Continued)
*   JSL SA.................................................   563,507 $  1,034,194
*   Kepler Weber SA........................................   133,346      422,809
    Light SA...............................................   884,852    3,963,585
    Linx SA................................................   340,136    2,343,433
    Localiza Rent a Car SA................................. 1,323,634   10,225,575
*   Magnesita Refratarios SA...............................   371,991    5,607,601
    Mahle-Metal Leve SA....................................   500,114    2,886,591
    Marcopolo SA...........................................   545,400      441,127
*   Marfrig Global Foods SA................................ 1,709,640    2,944,725
*   Marisa Lojas SA........................................   722,120    1,009,008
*   Mills Estruturas e Servicos de Engenharia SA........... 1,083,308      914,037
*   Minerva SA.............................................   517,669      763,671
    Movida Participacoes SA................................   583,637    1,237,376
    MRV Engenharia e Participacoes SA...................... 3,320,154   11,276,836
    Multiplan Empreendimentos Imobiliarios SA.............. 2,312,880   14,294,301
    Multiplus SA...........................................   460,375    3,122,361
    Natura Cosmeticos SA...................................   329,218    2,883,035
    Odontoprev SA.......................................... 2,704,069    9,605,748
*   Paranapanema SA........................................ 2,975,543    1,175,345
*   Petro Rio SA...........................................    64,000    2,046,487
    Porto Seguro SA........................................   521,847    7,625,431
    Portobello SA..........................................   913,051    1,273,340
*   Profarma Distribuidora de Produtos Farmaceuticos SA....   166,002      210,541
    QGEP Participacoes SA..................................   802,694    2,588,292
    Qualicorp Consultoria e Corretora de Seguros SA........ 2,192,705    8,484,469
*   Renova Energia SA......................................    15,300       11,512
    Restoque Comercio e Confeccoes de Roupas SA............   137,181    1,089,261
    Santos Brasil Participacoes SA......................... 2,765,640    2,653,053
    Sao Carlos Empreendimentos e Participacoes SA..........    83,609      718,927
    Sao Martinho SA........................................ 1,552,744    8,094,380
    Ser Educacional SA.....................................   537,517    2,251,751
    SLC Agricola SA........................................   632,873    9,706,944
    Smiles Fidelidade SA...................................   564,900    5,654,313
    Sonae Sierra Brasil SA.................................   282,746    1,743,657
*   Springs Global Participacoes SA........................   118,700      217,210
    Sul America SA......................................... 2,955,000   19,692,056
    T4F Entretenimento SA..................................   319,100      613,077
*   Technos SA.............................................   239,700      130,107
*   Tecnisa SA............................................. 1,352,036      490,460
    Tegma Gestao Logistica SA..............................   324,902    2,006,247
    TOTVS SA...............................................   575,326    3,880,341
    Transmissora Alianca de Energia Eletrica SA............ 3,107,826   18,589,334
    Tupy SA................................................   707,008    3,324,638
    Unipar Carbocloro SA...................................       700        7,110
    Usinas Siderurgicas de Minas Gerais SA.................    42,600      146,522
    Valid Solucoes e Servicos de Seguranca em Meios de
    Pagamento e Identificacao S.A..........................   754,216    3,088,607
    Via Varejo SA..........................................   205,862      309,775
    Via Varejo SA.......................................... 1,832,219    8,305,666
*   Vulcabras Azaleia SA...................................   601,926    1,009,275
    Wiz Solucoes e Corretagem de Seguros SA................   605,644    1,228,701
                                                            --------- ------------
TOTAL BRAZIL...............................................            514,809,593
                                                                      ------------
CHILE -- (1.6%)
    AES Gener SA........................................... 6,667,025    1,883,811
    Banvida SA.............................................    28,774       17,869

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CONTINUED


                                                               SHARES      VALUE>>
                                                             ----------- ------------
CHILE -- (Continued)
     Besalco SA.............................................   2,971,715 $  2,384,141
     CAP SA.................................................     797,759    7,681,741
     Cementos BIO BIO SA....................................     352,724      466,727
*    Cia Pesquera Camanchaca SA.............................   1,171,046      119,076
*    Cia Sud Americana de Vapores SA........................ 161,899,245    4,835,006
*    Clinica Las Condes SA..................................       3,361      179,744
     Cristalerias de Chile SA...............................     130,323    1,084,880
     Embotelladora Andina SA, ADR, Class B..................      20,423      422,552
     Empresa Nacional de Telecomunicaciones SA..............     697,429    5,044,837
*    Empresas AquaChile SA..................................   1,608,678    1,104,250
     Empresas Hites SA......................................   1,238,776      961,137
*    Empresas La Polar SA...................................  23,233,632    1,132,308
     Empresas Lipigas SA....................................       3,250       25,987
     Empresas Tricot SA.....................................      40,504       56,161
     Engie Energia Chile SA.................................   5,782,375    9,500,451
*    Enjoy SA...............................................   2,562,139      211,476
     Forus SA...............................................     821,357    2,201,650
     Grupo Security SA......................................   8,064,925    3,321,731
     Hortifrut SA...........................................      53,302      154,443
     Instituto de Diagnostico SA............................       2,928        9,473
     Inversiones Aguas Metropolitanas SA....................   3,850,330    5,301,102
     Inversiones La Construccion SA.........................     355,112    5,290,697
     Masisa SA..............................................  19,784,466    1,055,479
     Multiexport Foods SA...................................   5,047,935    2,612,755
     Parque Arauco SA.......................................   6,059,389   13,716,248
     PAZ Corp. SA...........................................   1,331,427    1,962,597
     Ripley Corp. SA........................................   9,123,096    7,715,779
     Salfacorp SA...........................................   3,414,678    4,836,550
     Sigdo Koppers SA.......................................   1,047,841    1,626,418
*    SMU SA.................................................   2,672,513      705,768
     Sociedad Matriz SAAM SA................................  38,968,340    3,349,008
     Socovesa SA............................................   3,154,986    1,641,272
     SONDA SA...............................................   3,608,814    5,161,713
     Vina Concha y Toro SA..................................   4,510,618    8,489,268
                                                             ----------- ------------
TOTAL CHILE.................................................              106,264,105
                                                                         ------------
CHINA -- (16.5%)
*    21Vianet Group, Inc., ADR..............................     555,733    6,043,596
     361 Degrees International, Ltd.........................   5,400,000    1,256,506
     3SBio, Inc.............................................   5,447,000    7,963,322
*    500.com, Ltd., ADR, Class A............................     129,778      951,273
*    51job, Inc., ADR.......................................     118,730    7,291,209
*    A8 New Media Group, Ltd................................   5,228,000      194,000
     AAG Energy Holdings, Ltd...............................      84,601       12,524
*    Advanced Semiconductor Manufacturing Corp., Ltd.,......
     Class H................................................     988,000      171,345
     Agile Group Holdings, Ltd..............................   1,138,000    1,307,500
     Ajisen China Holdings, Ltd.............................   4,219,000    1,405,957
     AKM Industrial Co., Ltd................................   2,660,000      349,611
# *  Alibaba Pictures Group, Ltd............................  59,170,000    8,176,106
     AMVIG Holdings, Ltd....................................   2,508,000      626,801
     Anhui Expressway Co., Ltd., Class H....................   2,962,000    1,718,372
*    Anton Oilfield Services Group..........................  12,002,000    1,697,164
*    Anxin-China Holdings, Ltd..............................  16,347,000      150,505
*    Aowei Holdings, Ltd....................................   1,795,000      418,952
*    Art Group Holdings, Ltd................................     320,000       12,939

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
     Asia Cement China Holdings Corp........................  3,072,500 $ 2,627,065
*    Asian Citrus Holdings, Ltd.............................  2,314,000      33,196
     ATA, Inc., ADR.........................................        500         565
#    Ausnutria Dairy Corp., Ltd.............................  1,414,000   1,287,996
# *  AVIC International Holding HK, Ltd..................... 42,783,722     984,043
#    AVIC International Holdings, Ltd., Class H.............  1,960,000     950,364
     AviChina Industry & Technology Co., Ltd., Class H...... 15,268,000  10,195,647
     BAIOO Family Interactive, Ltd..........................  5,590,000     317,432
     Bank of Chongqing Co., Ltd., Class H...................  2,533,500   1,465,068
     Bank of Tianjin Co., Ltd., Class H.....................     22,500      11,523
# *  Bank of Zhengzhou Co., Ltd., Class H...................    105,000      54,018
*    Baoye Group Co., Ltd., Class H.........................  1,758,000     943,577
*    Baozun, Inc., Sponsored ADR............................    173,465   6,905,642
     BBI Life Sciences Corp.................................  1,299,000     418,858
     BBMG Corp., Class H....................................  1,432,000     396,138
     Beijing Capital International Airport Co., Ltd.,
       Class H..............................................  1,884,000   2,045,360
     Beijing Capital Land, Ltd., Class H....................  8,386,500   2,847,584
*    Beijing Enterprises Clean Energy Group, Ltd............ 59,768,570     756,730
# *  Beijing Enterprises Environment Group, Ltd.............    622,000      50,175
# *  Beijing Enterprises Medical & Health Group, Ltd........ 30,162,000   1,195,761
     Beijing Enterprises Water Group, Ltd................... 12,104,000   6,181,018
# *  Beijing Gas Blue Sky Holdings, Ltd..................... 15,784,000   1,028,259
     Beijing Jingneng Clean Energy Co., Ltd., Class H.......  9,394,000   1,764,770
#    Beijing North Star Co., Ltd., Class H..................  5,912,000   1,563,265
# *  Beijing Properties Holdings, Ltd....................... 10,632,000     316,017
     Beijing Urban Construction Design & Development Group
       Co., Ltd., Class H...................................  2,032,000     633,362
#    Best Pacific International Holdings, Ltd...............  2,128,000     541,403
     BII Railway Transportation Technology Holdings Co.,
       Ltd..................................................  2,636,000     163,147
     Billion Industrial Holdings, Ltd.......................     44,000      50,697
*    Bitauto Holdings, Ltd., ADR............................    175,017   3,342,825
*    Boer Power Holdings, Ltd...............................  2,580,000     241,810
     Bosideng International Holdings, Ltd................... 19,728,000   2,777,049
# *  Boyaa Interactive International, Ltd...................  3,237,000     759,662
     Brilliance China Automotive Holdings, Ltd..............  2,422,000   2,124,657
     Brilliant Circle Holdings International, Ltd...........    250,000      28,298
#    BYD Electronic International Co., Ltd..................  2,995,500   3,524,917
     C C Land Holdings, Ltd................................. 15,311,015   3,638,141
# *  C.banner International Holdings, Ltd...................  4,867,000     335,431
     Cabbeen Fashion, Ltd...................................  1,566,000     423,227
#    Canvest Environmental Protection Group Co., Ltd........  4,729,000   2,516,231
*    Capital Environment Holdings, Ltd...................... 21,762,000     450,878
# *  CAR, Inc...............................................  6,083,000   4,835,458
# *  Carnival Group International Holdings, Ltd............. 26,200,000     474,817
     Carrianna Group Holdings Co., Ltd......................  2,031,257     218,270
*    CECEP COSTIN New Materials Group, Ltd..................  4,494,000      64,471
#    Central China Real Estate, Ltd.........................  6,625,626   2,421,037
#    Central China Securities Co., Ltd., Class H............  4,469,000   1,074,074
*    Century Sunshine Group Holdings, Ltd................... 12,390,000     306,240
*    CGN Meiya Power Holdings Co., Ltd......................  9,134,000   1,202,255
     Changshouhua Food Co., Ltd.............................  1,773,000     597,983
     Changyou.com, Ltd., ADR................................     79,825   1,068,058
#    Chaowei Power Holdings, Ltd............................  4,434,000   1,909,019
*    Cheetah Mobile, Inc., ADR..............................    205,689   1,960,216
*    Chigo Holding, Ltd..................................... 20,666,000     190,523
# *  Chiho Environmental Group, Ltd.........................  2,108,000     612,770

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
     China Aerospace International Holdings, Ltd............ 17,454,500 $ 1,207,547
     China Agri-Industries Holdings, Ltd.................... 14,232,800   4,770,260
     China Aircraft Leasing Group Holdings, Ltd.............  1,830,500   1,856,033
     China All Access Holdings, Ltd.........................  6,278,000     291,950
*    China Animal Healthcare, Ltd...........................  3,671,000      49,348
#    China Animation Characters Co., Ltd....................  5,440,000   1,857,919
#    China Aoyuan Property Group, Ltd.......................  8,910,000   5,230,457
*    China Beidahuang Industry Group Holdings, Ltd..........  4,032,000     103,162
     China BlueChemical, Ltd., Class H...................... 12,450,000   4,267,858
# *  China Chengtong Development Group, Ltd.................  2,628,000      68,967
*    China City Infrastructure Group, Ltd...................  1,220,000      43,602
     China Communications Services Corp., Ltd., Class H..... 15,302,000  12,400,291
     China Conch Venture Holdings, Ltd......................  4,025,000  11,324,671
     China Datang Corp. Renewable Power Co., Ltd., Class H.. 15,306,000   1,877,199
*    China Daye Non-Ferrous Metals Mining, Ltd..............  7,434,000      60,947
     China Distance Education Holdings, Ltd., ADR...........     22,918     165,697
     China Dongxiang Group Co., Ltd......................... 24,033,985   3,713,041
# *  China Dynamics Holdings, Ltd........................... 10,040,000     128,659
#    China Electronics Huada Technology Co., Ltd............  5,858,000     516,294
#    China Electronics Optics Valley Union Holding Co.,
       Ltd.................................................. 14,592,000     812,462
# *  China Energine International Holdings, Ltd.............  5,728,000     141,002
     China Energy Engineering Corp., Ltd., Class H..........    170,000      16,499
     China Everbright International, Ltd....................  2,046,629   1,637,294
     China Everbright, Ltd..................................  6,106,000  10,827,852
*    China Fiber Optic Network System Group, Ltd............  9,639,999     344,200
     China Financial Services Holdings, Ltd.................  7,270,000     456,875
#    China Foods, Ltd.......................................  6,744,000   3,166,693
*    China Glass Holdings, Ltd..............................  4,476,000     320,285
# *  China Grand Pharmaceutical and Healthcare Holdings,
     Ltd., Class A..........................................  4,428,000   2,145,691
*    China Greenfresh Group Co., Ltd........................  2,833,000     383,318
#    China Greenland Broad Greenstate Group Co., Ltd........  5,628,000     445,911
     China Hanking Holdings, Ltd............................  4,368,000     508,719
#    China Harmony New Energy Auto Holding, Ltd.............  5,895,000   2,347,217
*    China High Precision Automation Group, Ltd.............  1,289,000      37,600
#    China High Speed Transmission Equipment Group Co.,.....
       Ltd..................................................  2,578,000   2,403,124
*    China Huiyuan Juice Group, Ltd.........................  4,929,500     476,169
#    China International Marine Containers Group Co., Ltd.,
       Class H..............................................  1,047,600     924,898
*    China ITS Holdings Co., Ltd............................  2,912,412      83,369
     China Jinmao Holdings Group, Ltd....................... 18,488,300   7,790,006
     China Lesso Group Holdings, Ltd........................  7,387,000   3,902,205
     China Lilang, Ltd......................................  3,484,000   2,872,740
# *  China Logistics Property Holdings Co., Ltd.............  1,450,000     478,897
# *  China Longevity Group Co., Ltd.........................  1,076,350      35,275
*    China LotSynergy Holdings, Ltd......................... 30,380,000     327,089
     China Machinery Engineering Corp., Class H.............  6,621,000   3,020,849
#    China Maple Leaf Educational Systems, Ltd..............  9,956,000   4,320,947
     China Medical System Holdings, Ltd.....................  6,590,500   7,871,982
     China Meidong Auto Holdings, Ltd.......................  2,370,000     937,769
#    China Merchants Land, Ltd.............................. 11,772,000   1,521,624
# *  China Metal Resources Utilization, Ltd.................    836,000     480,124
*    China Minsheng Drawin Technology Group, Ltd............    500,000      10,574
# *  China Minsheng Financial Holding Corp., Ltd............  4,620,000     141,528

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
# *  China Modern Dairy Holdings, Ltd.......................  3,738,000 $   468,222
     China National Building Material Co., Ltd., Class H.... 26,576,450  19,107,529
#    China New Town Development Co., Ltd.................... 11,720,648     285,838
#    China NT Pharma Group Co., Ltd.........................  5,561,500     832,047
*    China Nuclear Energy Technology Corp., Ltd.............  3,078,000     232,047
# *  China Oceanwide Holdings, Ltd..........................  4,994,000     242,179
     China Oil & Gas Group, Ltd............................. 32,918,000   2,268,288
     China Oriental Group Co., Ltd..........................  6,738,000   5,346,181
*    China Outfitters Holdings, Ltd.........................     24,000         693
     China Overseas Grand Oceans Group, Ltd................. 12,368,749   3,833,753
     China Overseas Property Holdings, Ltd.................. 10,065,000   2,374,023
*    China Pioneer Pharma Holdings, Ltd.....................  3,489,000     676,926
#    China Power Clean Energy Development Co., Ltd..........  3,688,999   1,061,428
     China Power International Development, Ltd............. 28,927,333   5,723,392
*    China Properties Group, Ltd............................  2,751,000     368,886
     China Resources Cement Holdings, Ltd................... 11,006,000   9,769,785
     China Resources Medical Holdings Co., Ltd..............  4,665,000   3,214,495
# *  China Ruifeng Renewable Energy Holdings, Ltd...........  5,192,000     370,881
*    China Rundong Auto Group, Ltd..........................    160,000      51,672
*    China Saite Group Co., Ltd.............................  2,376,000     150,422
*    China Sandi Holdings, Ltd..............................    132,000       7,410
     China Sanjiang Fine Chemicals Co., Ltd.................  5,419,000   1,241,079
     China SCE Group Holdings, Ltd.......................... 10,374,200   3,546,576
# *  China Shengmu Organic Milk, Ltd........................ 11,882,000     478,363
     China Shineway Pharmaceutical Group, Ltd...............  2,351,200   2,745,780
*    China Silver Group, Ltd................................  7,492,000     930,087
#    China Singyes Solar Technologies Holdings, Ltd.........  4,359,040   1,195,103
     China South City Holdings, Ltd......................... 23,254,000   3,417,859
     China Starch Holdings, Ltd.............................  7,505,000     172,590
     China Sunshine Paper Holdings Co., Ltd.................  1,834,500     307,686
     China Suntien Green Energy Corp., Ltd., Class H........ 11,039,000   2,822,277
*    China Taifeng Beddings Holdings, Ltd...................  1,336,000      34,499
     China Tian Lun Gas Holdings, Ltd.......................  1,726,500   1,251,352
*    China Tianrui Group Cement Co., Ltd....................    105,000      86,666
     China Traditional Chinese Medicine Holdings Co., Ltd... 12,676,000   8,093,361
     China Travel International Investment Hong Kong, Ltd... 16,841,900   4,527,330
# *  China Unienergy Group, Ltd.............................    230,000     370,625
     China Vast Industrial Urban Development Co., Ltd.......  1,537,000     599,236
     China Water Affairs Group, Ltd.........................  6,786,000   6,141,562
# *  China Water Industry Group, Ltd........................  8,712,000   1,280,330
     China Wood Optimization Holding, Ltd...................  3,044,000     784,695
     China XLX Fertiliser, Ltd..............................  2,016,000     732,681
     China Yuhua Education Corp., Ltd.......................  2,708,000   1,091,940
# *  China Yurun Food Group, Ltd............................  9,893,000     784,394
#    China ZhengTong Auto Services Holdings, Ltd............  6,456,000   3,098,256
#    China Zhongwang Holdings, Ltd.......................... 11,858,400   5,276,819
#    Chinasoft International, Ltd........................... 15,102,000   8,899,466
     Chongqing Machinery & Electric Co., Ltd., Class H......  8,914,000     547,838
*    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
       Ltd..................................................  2,388,000     186,276
     Chu Kong Shipping Enterprise Group Co., Ltd............  1,366,000     310,588
     CIFI Holdings Group Co., Ltd........................... 19,426,000   8,150,304
#    CIMC Enric Holdings, Ltd...............................  4,550,000   3,497,624
*    CIMC-TianDa Holdings Co., Ltd..........................  9,220,000     293,435
*    CITIC Dameng Holdings, Ltd.............................  6,073,000     295,462
#    CITIC Resources Holdings, Ltd.......................... 18,534,600   1,516,874
     Citychamp Watch & Jewellery Group, Ltd................. 11,676,000   2,398,671

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
     Clear Media, Ltd.......................................    383,000 $   106,779
*    Coastal Greenland, Ltd.................................  5,336,000     159,608
*    COFCO Meat Holdings, Ltd...............................  2,330,000     339,649
#    Cogobuy Group..........................................  4,669,000   1,595,931
#    Colour Life Services Group Co., Ltd....................  1,883,000     909,784
# *  Comba Telecom Systems Holdings, Ltd.................... 10,431,338   1,469,667
     Concord New Energy Group, Ltd.......................... 40,204,964   1,592,731
#    Consun Pharmaceutical Group, Ltd.......................  2,965,000   2,063,769
# *  Coolpad Group, Ltd..................................... 19,269,174      50,100
# *  COSCO SHIPPING Development Co., Ltd., Class H.......... 10,278,000   1,051,454
#    COSCO SHIPPING Energy Transportation Co., Ltd., Class H  9,638,000   5,280,552
#    COSCO SHIPPING International Hong Kong Co., Ltd........  3,737,000   1,284,575
     COSCO SHIPPING Ports, Ltd..............................  9,954,143  10,173,519
*    Coslight Technology International Group Co., Ltd.......  1,052,000     261,843
#    Cosmo Lady China Holdings Co., Ltd.....................  4,609,000   1,939,804
*    Country Garden Services Holdings Co., Ltd..............  3,135,000   4,087,353
     CP Pokphand Co., Ltd................................... 42,714,594   3,706,117
#    CPMC Holdings, Ltd.....................................  2,640,000     869,787
#    CRCC High-Tech Equipment Corp., Ltd., Class H..........  3,644,000     740,795
*    CSMall Group, Ltd......................................    947,266     145,407
# *  CSSC Offshore and Marine Engineering Group Co., Ltd.,
       Class H..............................................  1,126,000     768,517
#    CT Environmental Group, Ltd............................ 19,654,000     892,275
# *  CWT International, Ltd................................. 24,080,000     393,942
*    Cybernaut International Holdings Co., Ltd..............  3,760,000      96,669
#    Da Ming International Holdings, Ltd....................    880,000     280,934
*    DaChan Food Asia, Ltd..................................  1,423,955      64,641
     Dah Chong Hong Holdings, Ltd...........................  6,253,747   2,120,885
#    Dalian Port PDA Co., Ltd., Class H.....................  4,738,400     610,923
*    Daphne International Holdings, Ltd.....................  6,652,000     216,667
     Dawnrays Pharmaceutical Holdings, Ltd..................  6,951,886   1,598,606
# *  DBA Telecommunication Asia Holdings, Ltd...............    876,000       7,328
# *  Differ Group Holding Co., Ltd.......................... 11,998,000     797,777
*    Digital China Holdings, Ltd............................  6,932,500   3,327,211
# *  Dongfang Electric Corp., Ltd., Class H.................  2,218,000   1,191,122
#    Dongjiang Environmental Co., Ltd., Class H.............  1,280,175   1,257,136
     Dongyue Group, Ltd.....................................  7,011,000   3,756,122
# *  Dynagreen Environmental Protection Group Co., Ltd.,
       Class H..............................................  3,134,000   1,201,999
# *  Dynasty Fine Wines Group, Ltd..........................  1,614,000      55,570
     E-Commodities Holdings, Ltd............................  8,448,000     400,584
*    eHi Car Services, Ltd., Sponsored ADR..................    149,080   1,799,396
     Embry Holdings, Ltd....................................    470,000     149,812
#    Essex Bio-technology, Ltd..............................    698,000     453,943
     EVA Precision Industrial Holdings, Ltd.................  5,156,435     409,301
*    EverChina International Holdings Co., Ltd.............. 12,045,000     276,925
*    Evergreen International Holdings, Ltd..................    762,000      48,884
*    Fang Holdings, Ltd., ADR...............................    588,287   1,194,223
     Fantasia Holdings Group Co., Ltd....................... 16,011,000   1,600,481
     Far East Horizon, Ltd.................................. 10,953,000  10,639,319
# *  FDG Electric Vehicles, Ltd............................. 50,795,000     500,103
*    Feiyu Technology International Co., Ltd................  1,858,500      89,299
# *  First Tractor Co., Ltd., Class H.......................  2,587,176     612,052
*    Forgame Holdings, Ltd..................................    282,300     216,553
#    Fu Shou Yuan International Group, Ltd..................  6,072,000   4,666,397
#    Fufeng Group, Ltd......................................  9,461,600   4,015,519

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
# *  Fuguiniao Co., Ltd., Class H...........................  1,930,000 $   179,047
     Future Land Development Holdings, Ltd.................. 13,022,000   7,511,495
# *  GCL New Energy Holdings, Ltd........................... 16,390,000     546,232
# *  GCL-Poly Energy Holdings, Ltd.......................... 80,265,000   4,769,503
     Gemdale Properties & Investment Corp., Ltd............. 21,116,000   1,949,155
#    Genertec Universal Medical Group Co., Ltd..............  5,810,000   4,523,878
*    Genscript Biotech Corp.................................  3,394,000   5,246,873
*    Glorious Property Holdings, Ltd........................ 21,037,501   1,024,953
     Golden Eagle Retail Group, Ltd.........................  3,153,000   3,260,890
     Golden Meditech Holdings, Ltd..........................    356,000      37,274
     Golden Throat Holdings Group Co., Ltd..................    991,500     126,773
     Golden Wheel Tiandi Holdings Co., Ltd..................    546,000      46,938
     Goldlion Holdings, Ltd.................................  1,872,962     738,267
     Goldpac Group, Ltd.....................................  2,314,000     561,818
# *  GOME Retail Holdings, Ltd.............................. 79,929,000   7,982,922
     Good Friend International Holdings, Inc................    398,667      82,751
#    Grand Baoxin Auto Group, Ltd...........................  3,403,492     742,690
*    Greater China Financial Holdings, Ltd..................  1,780,000      45,482
     Greatview Aseptic Packaging Co., Ltd...................  7,266,000   4,835,028
     Greenland Hong Kong Holdings, Ltd......................  7,534,000   1,736,991
     Greentown China Holdings, Ltd..........................  5,689,148   3,975,913
     Greentown Service Group Co., Ltd.......................  3,400,000   2,256,015
*    Ground International Development, Ltd..................    140,000      14,309
# *  Guangdong Land Holdings, Ltd...........................  4,818,800     958,475
     Guangdong Yueyun Transportation Co., Ltd., Class H.....  1,349,000     532,705
     Guangshen Railway Co., Ltd., Class H...................  2,504,000     938,146
*    Guodian Technology & Environment Group Corp., Ltd.,
       Class H..............................................  3,902,000     146,289
# *  Guolian Securities Co., Ltd., Class H..................  1,700,500     378,908
#    Guorui Properties, Ltd.................................  3,364,000     807,734
*    Haichang Ocean Park Holdings, Ltd......................  5,792,000     947,327
*    Hailiang Education Group, Inc., ADR....................     30,293   1,884,528
     Haitian International Holdings, Ltd....................  4,300,000   8,444,949
*    Hanergy Thin Film Power Group, Ltd..................... 17,084,000  10,892,699
     Harbin Bank Co., Ltd., Class H.........................  1,594,000     370,774
     Harbin Electric Co., Ltd., Class H.....................  5,361,413   1,516,357
# *  Harmonicare Medical Holdings, Ltd......................  2,403,000     689,792
# *  HC Group, Inc..........................................  3,821,500   2,483,660
*    Health and Happiness H&H International Holdings, Ltd...  1,402,000   8,000,424
     Henderson Investment, Ltd..............................  1,863,000     145,353
*    Heng Tai Consumables Group, Ltd........................  1,265,000      40,529
*    Hengdeli Holdings, Ltd................................. 14,837,399     616,662
*    HengTen Networks Group, Ltd............................ 30,904,000   1,110,790
*    Hi Sun Technology China, Ltd........................... 12,972,000   1,506,437
     Hilong Holding, Ltd....................................  6,747,000     806,863
#    Hisense Kelon Electrical Holdings Co., Ltd., Class H...  2,660,000   1,930,970
#    HKC Holdings, Ltd......................................  1,441,577   1,037,205
*    Honghua Group, Ltd..................................... 20,181,000   1,285,480
     Honworld Group, Ltd....................................  1,187,500     546,695
     Hopefluent Group Holdings, Ltd.........................  1,725,670     563,364
     Hopson Development Holdings, Ltd.......................  4,514,000   3,470,711
     HOSA International, Ltd................................  3,700,000     136,828
*    Hua Han Health Industry Holdings, Ltd.................. 25,871,698     699,418
     Hua Hong Semiconductor, Ltd............................  2,146,000   3,745,865
     Huadian Fuxin Energy Corp., Ltd., Class H.............. 17,482,000   3,149,279
     Huadian Power International Corp., Ltd., Class H.......  4,044,000   1,533,898
*    Huajun International Group, Ltd........................     13,720      27,780

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
     Huaneng Renewables Corp., Ltd., Class H................ 29,660,000 $ 7,633,732
     Huaxi Holdings Co., Ltd................................    444,000     121,721
     Huazhang Technology Holding, Ltd.......................     76,000      30,369
     Huazhong In-Vehicle Holdings Co., Ltd..................  1,998,000     308,844
# *  Hydoo International Holding, Ltd.......................  2,110,000     112,668
#    IMAX China Holding, Inc................................    938,400   2,192,544
     Inner Mongolia Yitai Coal Co., Ltd., Class H...........    224,800     193,096
     Inspur International, Ltd..............................    730,000     292,894
# *  Jiangnan Group, Ltd.................................... 11,016,000     513,858
#    Jiayuan International Group, Ltd.......................  3,131,816   5,497,565
# *  Jinchuan Group International Resources Co., Ltd........ 12,519,000   1,076,855
#    Jingrui Holdings, Ltd..................................  1,022,000     263,646
*    JinkoSolar Holding Co., Ltd., ADR......................    170,941   1,377,784
     Jinmao Hotel and Jinmao China Hotel Investments and
       Management, Ltd......................................    428,000     214,416
     JNBY Design, Ltd.......................................    909,500   1,397,343
     Joy City Property, Ltd................................. 18,494,000   1,965,867
     Ju Teng International Holdings, Ltd....................  5,896,000   1,508,249
*    Jumei International Holding, Ltd., ADR.................    102,924     199,673
#    Jutal Offshore Oil Services, Ltd.......................  1,158,000     148,853
     K Wah International Holdings, Ltd......................  6,677,948   3,025,394
*    Kai Yuan Holdings, Ltd................................. 13,400,000      82,311
     Kaisa Group Holdings, Ltd.............................. 17,106,000   4,183,388
     Kangda International Environmental Co., Ltd............  4,479,000     498,738
#    Kasen International Holdings, Ltd......................  4,335,000   1,840,475
     Kinetic Mines and Energy, Ltd..........................    312,000      18,826
#    Kingboard Holdings, Ltd................................  3,756,421  10,090,604
     Kingboard Laminates Holdings, Ltd......................  5,858,500   4,497,514
     Kingdee International Software Group Co., Ltd.......... 15,099,200  12,382,318
     Kingsoft Corp., Ltd....................................  4,644,000   6,593,596
*    Kong Sun Holdings, Ltd.................................  1,325,000      23,868
     Koradior Holdings, Ltd.................................  1,008,000   1,225,505
# *  KuangChi Science, Ltd..................................  8,317,000     574,531
     KWG Group Holdings, Ltd................................ 10,440,950   8,012,649
*    Labixiaoxin Snacks Group, Ltd..........................  1,152,000      80,678
     Lai Fung Holdings, Ltd.................................    614,467     741,083
     Launch Tech Co., Ltd., Class H.........................     56,500      55,439
     Le Saunda Holdings, Ltd................................  2,049,799     261,694
     Lee & Man Chemical Co., Ltd............................  1,070,785     651,499
     Lee & Man Paper Manufacturing, Ltd.....................  7,868,000   6,755,320
#    Lee's Pharmaceutical Holdings, Ltd.....................  1,721,500   1,292,836
*    Leoch International Technology, Ltd....................  2,764,000     233,041
# *  Leyou Technologies Holdings, Ltd.......................  9,420,000   2,149,125
*    Li Ning Co., Ltd....................................... 11,995,000  11,283,603
*    Lianhua Supermarket Holdings Co., Ltd., Class H........  3,150,600     724,827
*    Lifestyle China Group, Ltd.............................  1,736,000     697,077
# *  Lifetech Scientific Corp............................... 16,038,000   3,482,164
*    Link Motion, Inc., Sponsored ADR.......................    690,534     370,126
# *  Lisi Group Holdings, Ltd...............................  1,088,000     131,767
     Livzon Pharmaceutical Group, Inc., Class H.............    919,664   2,687,633
     LK Technology Holdings, Ltd............................    322,500      30,949
# *  LongiTech Smart Energy Holding, Ltd....................    995,000     242,470
     Lonking Holdings, Ltd.................................. 12,979,000   2,926,313
#    Luye Pharma Group, Ltd.................................  8,970,500   6,963,090
#    LVGEM China Real Estate Investment Co., Ltd............    600,000     168,855
     Maanshan Iron & Steel Co., Ltd., Class H............... 13,188,000   7,102,118
     Maoye International Holdings, Ltd......................  8,518,000     610,580

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ----------- ----------
CHINA -- (Continued)
*    MIE Holdings Corp......................................   1,256,000 $   26,255
#    Min Xin Holdings, Ltd..................................     922,000    604,607
*    Mingfa Group International Co., Ltd....................   7,108,000     51,031
*    Mingyuan Medicare Development Co., Ltd.................   6,950,000     38,198
#    Minmetals Land, Ltd....................................  11,150,000  1,710,792
     Minth Group, Ltd.......................................   2,653,000  8,619,937
# *  MMG, Ltd...............................................  14,722,999  5,548,995
     MOBI Development Co., Ltd..............................     962,000     98,395
*    Mobile Internet China Holding, Ltd.....................   2,915,000     74,272
     Modern Land China Co., Ltd.............................   5,690,800    716,203
*    Munsun Capital Group, Ltd..............................   4,818,905     93,202
#    Nan Hai Corp., Ltd.....................................  21,550,000    501,053
     Nanjing Panda Electronics Co., Ltd., Class H...........     348,000     95,519
# *  National Agricultural Holdings, Ltd....................   2,614,000    396,669
*    Nature Home Holding Co., Ltd...........................     879,000    163,957
#    NetDragon Websoft Holdings, Ltd........................     417,500    743,047
#    New Century Healthcare Holding Co., Ltd................     110,500     77,917
# *  New Provenance Everlasting Holdings, Ltd...............  12,350,000     66,221
     New Universe Environmental Group, Ltd..................     300,000     15,267
*    New World Department Store China, Ltd..................   3,567,462    710,748
     Nexteer Automotive Group, Ltd..........................   5,938,000  8,373,035
     Nine Dragons Paper Holdings, Ltd.......................   1,493,000  1,429,829
*    Noah Holdings, Ltd., ADR...............................     124,611  4,699,081
# *  North Mining Shares Co., Ltd...........................  87,980,000    304,151
#    NVC Lighting Holdings, Ltd.............................   8,433,000    550,789
# *  O-Net Technologies Group, Ltd..........................   3,217,000  1,396,974
# *  Ourgame International Holdings, Ltd....................   1,943,000    181,314
     Overseas Chinese Town Asia Holdings, Ltd...............   1,342,183    379,071
#    Ozner Water International Holding, Ltd.................   2,638,000    568,629
#    Pacific Online, Ltd....................................   2,928,365    400,376
# *  Panda Green Energy Group, Ltd..........................  18,254,000    687,874
*    Parkson Retail Group, Ltd..............................   8,563,500    754,842
#    PAX Global Technology, Ltd.............................   6,155,000  3,034,395
*    Peking University Resources Holdings Co., Ltd..........     176,000      5,283
#    Phoenix Media Investment Holdings, Ltd.................   8,340,000    640,347
*    Phoenix New Media, Ltd., ADR...........................     146,073    470,355
     Poly Culture Group Corp., Ltd., Class H................     628,800    723,091
     Poly Property Group Co., Ltd...........................  14,484,000  4,340,699
#    Pou Sheng International Holdings, Ltd..................  15,028,806  2,857,421
     Powerlong Real Estate Holdings, Ltd....................   9,746,000  3,344,498
*    Prosperity International Holdings HK, Ltd..............  11,620,000     62,476
*    PW Medtech Group, Ltd..................................   5,032,000    843,841
#    Q Technology Group Co., Ltd............................   2,488,000  1,184,923
# *  Qingdao Port International Co., Ltd., Class H..........   3,365,000  1,958,170
     Qingling Motors Co., Ltd., Class H.....................   4,372,000  1,133,483
#    Qinhuangdao Port Co., Ltd., Class H....................   4,158,500    903,764
# *  Qinqin Foodstuffs Group Cayman Co., Ltd................      65,000     18,152
     Qunxing Paper Holdings Co., Ltd........................     669,913     32,291
*    Real Gold Mining, Ltd..................................     300,500     10,078
#    Redco Group............................................   6,978,000  3,161,334
     Regal International Airport Group Co., Ltd., Class H...     832,000    745,748
# *  Renhe Commercial Holdings Co., Ltd..................... 129,099,000  4,293,878
     Renren, Inc., ADR......................................      40,194     57,477
# *  Rentian Technology Holdings, Ltd.......................   2,730,000     50,146
*    REXLot Holdings, Ltd................................... 105,802,252    176,298
*    Rici Healthcare Holdings, Ltd..........................      58,000     12,227
#    Rivera Holdings, Ltd...................................   1,382,000     89,402

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
     Road King Infrastructure, Ltd..........................  1,988,000 $ 3,077,246
# *  Ronshine China Holdings, Ltd...........................  1,771,000   1,998,234
*    Royale Furniture Holdings, Ltd.........................    130,000      11,462
     Sany Heavy Equipment International Holdings Co., Ltd...  7,133,000   2,057,543
*    Scud Group, Ltd........................................  1,876,000      71,768
     Seaspan Corp...........................................    430,472   3,848,420
# *  Semiconductor Manufacturing International Corp.........  2,667,000   2,203,042
#    Shandong Chenming Paper Holdings, Ltd., Class H........  3,087,750   1,738,753
     Shandong Weigao Group Medical Polymer Co., Ltd.,
       Class H.............................................. 11,976,000  10,727,479
     Shandong Xinhua Pharmaceutical Co., Ltd., Class H......  1,492,400     749,665
# *  Shanghai Dasheng Agricultural Finance Technology Co.,
       Ltd., Class H........................................ 19,008,000     116,514
     Shanghai Dazhong Public Utilities Group Co., Ltd.,
       Class H..............................................     87,000      28,307
*    Shanghai Fudan Microelectronics Group Co., Ltd.,
       Class H..............................................  1,190,000   1,302,404
     Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co.,
       Ltd., Class H........................................  1,723,000     793,404
     Shanghai Haohai Biological Technology Co., Ltd.,
       Class H..............................................    193,900   1,015,945
     Shanghai Industrial Holdings, Ltd......................  3,740,000   7,876,403
#    Shanghai Industrial Urban Development Group, Ltd....... 14,566,000   2,198,416
     Shanghai Jin Jiang International Hotels Group Co.,
       Ltd., Class H........................................  8,524,000   1,995,956
#    Shanghai La Chapelle Fashion Co., Ltd., Class H........    139,800     124,752
*    Shanghai Prime Machinery Co., Ltd., Class H............  5,358,000     752,636
# *  Shanghai Zendai Property, Ltd.......................... 21,220,000     299,571
     Sheen Tai Holdings Grp Co., Ltd........................  2,454,000      60,254
     Shengjing Bank Co., Ltd., Class H......................     62,500      27,525
*    Shengli Oil & Gas Pipe Holdings, Ltd...................  2,262,000      36,864
     Shenguan Holdings Group, Ltd...........................  7,098,000     358,153
     Shenzhen Expressway Co., Ltd., Class H.................  4,920,400   4,534,942
     Shenzhen International Holdings, Ltd...................  7,678,867  14,711,425
     Shenzhen Investment, Ltd............................... 23,170,643   6,669,078
*    Shougang Concord International Enterprises Co., Ltd.... 51,776,000   1,160,940
     Shougang Fushan Resources Group, Ltd................... 17,778,000   3,598,633
     Shui On Land, Ltd...................................... 27,343,643   5,526,234
# *  Shunfeng International Clean Energy, Ltd...............  9,986,000     367,945
     Sichuan Expressway Co., Ltd., Class H..................  5,324,000   1,579,203
     Sihuan Pharmaceutical Holdings Group, Ltd.............. 27,079,000   5,513,695
*    Silver Grant International Industries, Ltd.............  6,502,000   1,412,618
     Sino Harbour Holdings Group, Ltd.......................  1,360,000      29,558
*    Sino Oil And Gas Holdings, Ltd.........................  7,941,777     151,934
# *  Sinofert Holdings, Ltd................................. 17,607,327   1,979,827
     Sino-I Technology, Ltd.................................  3,950,000      29,370
# *  Sinolink Worldwide Holdings, Ltd....................... 17,502,800   1,345,361
#    SinoMedia Holding, Ltd.................................  1,126,000     248,789
     Sino-Ocean Group Holding, Ltd.......................... 12,519,000   4,921,169
     Sinopec Engineering Group Co., Ltd., Class H...........  7,546,000   7,029,499
     Sinopec Kantons Holdings, Ltd..........................  6,960,000   2,840,362
#    Sinosoft Technology Group, Ltd.........................  5,633,599   1,614,001
     Sinotrans Shipping, Ltd................................  9,422,086   3,150,744
     Sinotrans, Ltd., Class H............................... 14,118,000   4,938,890
#    Sinotruk Hong Kong, Ltd................................  6,050,000   8,748,127
     Skyfame Realty Holdings, Ltd........................... 18,696,000   3,218,536

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
     Skyworth Digital Holdings, Ltd......................... 13,675,628 $ 3,166,969
# *  SMI Holdings Group, Ltd................................  6,450,413   1,924,772
     SOHO China, Ltd........................................ 14,601,500   4,963,730
*    Sohu.com, Ltd., ADR....................................    120,119   2,170,550
# *  Sparkle Roll Group, Ltd................................  6,584,000     268,837
     Springland International Holdings, Ltd.................  5,284,000   1,079,864
# *  SPT Energy Group, Inc..................................  4,396,000     324,823
*    SRE Group, Ltd......................................... 34,584,346     653,314
     SSY Group, Ltd......................................... 13,391,152  11,313,668
# *  Starrise Media Holdings, Ltd...........................  2,410,000     408,361
     Suchuang Gas Corp., Ltd................................    528,000     178,445
     Summi Group Holdings, Ltd..............................  3,872,000      99,485
#    Sun King Power Electronics Group.......................  3,610,000     461,832
*    Suncity Group Holdings, Ltd............................  5,790,000     696,983
# *  Sunshine 100 China Holdings, Ltd.......................    643,000     311,869
#    Symphony Holdings, Ltd.................................  8,260,000   1,065,016
     Tang Palace China Holdings, Ltd........................    440,000      62,118
     Tarena International, Inc., ADR........................    248,187   2,146,818
*    Taung Gold International, Ltd.......................... 37,090,000     170,099
     TCL Electronics Holdings, Ltd..........................  4,860,347   1,980,993
*    Tech Pro Technology Development, Ltd................... 43,862,000      71,594
# *  Technovator International, Ltd.........................  3,418,000     462,720
     Ten Pao Group Holdings, Ltd............................  1,296,000      82,830
     Tenfu Cayman Holdings Co., Ltd.........................    244,000     164,909
#    Tenwow International Holdings, Ltd.....................  4,336,000     210,111
*    Tesson Holdings, Ltd...................................    162,000      19,190
     Texhong Textile Group, Ltd.............................  2,011,500   2,429,505
#    Tian An China Investment Co., Ltd......................  1,718,000     917,541
     Tian Ge Interactive Holdings, Ltd......................  2,904,000   1,531,568
     Tian Shan Development Holding, Ltd.....................  1,742,000     525,968
#    Tiangong International Co., Ltd........................  1,658,000     368,574
# *  Tianjin Capital Environmental Protection Group Co.,
       Ltd., Class H........................................  2,790,000   1,027,430
     Tianjin Development Holdings, Ltd......................  3,866,000   1,229,671
     Tianjin Port Development Holdings, Ltd................. 14,560,800   1,485,150
     Tianneng Power International, Ltd......................  5,434,048   4,360,877
     Tianyun International Holdings, Ltd....................  1,978,000     303,221
*    Tibet Water Resources, Ltd............................. 12,580,000   3,591,308
     Time Watch Investments, Ltd............................  1,562,000     222,011
     Tomson Group, Ltd......................................  2,979,054     834,122
     Tong Ren Tang Technologies Co., Ltd., Class H..........  4,173,000   5,976,714
#    Tongda Group Holdings, Ltd............................. 23,230,000   3,004,696
*    Tongfang Kontafarma Holdings, Ltd......................    186,000       7,112
     Tonly Electronics Holdings, Ltd........................    598,176     382,339
#    Top Spring International Holdings, Ltd.................  1,480,500     388,697
*    Tou Rong Chang Fu Group, Ltd........................... 15,604,000     176,098
     Towngas China Co., Ltd.................................  7,254,657   5,285,327
     TPV Technology, Ltd....................................  5,225,964     427,459
     Trigiant Group, Ltd....................................  3,878,000     441,655
     Trony Solar Holdings Co., Ltd..........................  1,757,000      26,438
*    Truly International Holdings, Ltd......................  8,011,573   1,169,697
#    Tsaker Chemical Group, Ltd.............................  1,314,500     887,098
*    Tuniu Corp., Sponsored ADR.............................    107,057     680,882
     Uni-President China Holdings, Ltd......................  8,237,000   8,013,268
     United Energy Group, Ltd............................... 39,712,900   7,753,261
# *  V1 Group, Ltd.......................................... 11,181,579     684,416
     Vinda International Holdings, Ltd......................    841,000   1,216,431

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
CHINA -- (Continued)
*    Vipshop Holdings, Ltd., ADR............................  1,808,750 $ 8,790,525
     Wanguo International Mining Group, Ltd.................    442,000      97,011
     Wasion Holdings, Ltd...................................  4,062,000   1,992,509
     Weiqiao Textile Co., Class H...........................  2,152,000     669,647
     Wenzhou Kangning Hospital Co., Ltd., Class H...........      2,700      13,593
     West China Cement, Ltd................................. 16,034,000   2,380,449
#    Wisdom Education International Holdings Co., Ltd.......  2,172,000     977,457
#    Wisdom Sports Group....................................  3,257,000     250,059
     Wison Engineering Services Co., Ltd....................  1,373,000     182,909
#    Xiabuxiabu Catering Management China Holdings Co., Ltd.  1,932,000   2,425,789
     Xiamen International Port Co., Ltd., Class H...........  7,248,000     952,072
*    Xinchen China Power Holdings, Ltd......................  3,566,000     259,748
     Xingda International Holdings, Ltd.....................  6,284,235   1,696,705
     Xingfa Aluminium Holdings, Ltd.........................    503,000     331,277
     Xinhua Winshare Publishing and Media Co., Ltd., Class H  2,708,103   1,698,564
     Xinjiang Goldwind Science & Technology Co., Ltd.,
       Class H..............................................      8,400       6,273
*    Xinjiang Xinxin Mining Industry Co., Ltd., Class H.....  5,027,598     469,067
*    Xinming China Holdings, Ltd............................    224,000      30,512
#    Xinyi Solar Holdings, Ltd.............................. 17,367,372   5,433,734
     Xinyuan Real Estate Co., Ltd., ADR.....................     91,583     378,238
     Xtep International Holdings, Ltd.......................  6,006,500   3,295,162
*    Xunlei, Ltd., ADR......................................     42,321     256,042
#    Yadea Group Holdings, Ltd..............................  6,356,000   1,980,678
*    Yanchang Petroleum International, Ltd.................. 30,610,000     290,313
# *  Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.,
       Class H..............................................  1,018,000   2,493,694
# *  Yashili International Holdings, Ltd....................  5,308,000     917,063
     YiChang HEC ChangJiang Pharmaceutical Co., Ltd.,
       Class H..............................................    557,200   1,909,724
     Yida China Holdings, Ltd...............................  1,148,000     389,350
     Yihai International Holding, Ltd.......................    853,000   1,874,419
     Yip's Chemical Holdings, Ltd...........................  1,850,000     561,221
     Yirendai, Ltd., ADR....................................    103,132   1,604,734
     Yorkey Optical International Cayman, Ltd...............    396,000      54,647
# *  Youyuan International Holdings, Ltd....................  3,462,070   1,144,551
*    Yuanda China Holdings, Ltd.............................  6,038,000      62,517
*    YuanShengTai Dairy Farm, Ltd...........................  5,941,000     132,015
     Yuexiu Property Co., Ltd............................... 51,784,284   8,217,430
#    Yuexiu Transport Infrastructure, Ltd...................  4,586,018   3,675,441
#    Yunnan Water Investment Co., Ltd., Class H.............  1,871,000     502,817
     Yuzhou Properties Co., Ltd............................. 11,092,120   3,960,014
*    YY, Inc., ADR..........................................    203,682  13,015,280
#    Zhaojin Mining Industry Co., Ltd., Class H.............  8,753,000   7,742,370
     Zhejiang Expressway Co., Ltd., Class H.................  4,104,000   3,451,005
     Zhengzhou Coal Mining Machinery Group Co., Ltd.,
       Class H..............................................  1,837,800     939,889
# *  Zhong An Real Estate, Ltd.............................. 22,390,800     772,002
     Zhongsheng Group Holdings, Ltd.........................  3,716,000   6,793,258
#    Zhongyu Gas Holdings, Ltd..............................  1,834,306   1,243,889
#    Zhou Hei Ya International Holdings Co., Ltd............  3,119,000   1,605,236
# *  Zhuguang Holdings Group Co., Ltd.......................  6,622,000   1,227,207
     Zhuhai Holdings Investment Group, Ltd..................  1,800,000     188,931

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
                                                             SHARES      VALUE>>
                                                            --------- --------------
CHINA -- (Continued)
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd., Class H........................................ 6,587,400 $    2,113,185
                                                            --------- --------------

TOTAL CHINA................................................            1,082,295,839
                                                                      --------------

COLOMBIA -- (0.2%)
    Almacenes Exito SA..................................... 1,666,790      7,196,256
    Bolsa de Valores de Colombia...........................    63,819        257,694
    Celsia SA ESP.......................................... 2,061,397      2,548,330
    Cementos Argos SA......................................   480,465      1,047,634
*   CEMEX Latam Holdings SA................................ 1,118,385      1,736,890
    Constructora Conconcreto SA............................   323,906         27,667
*   Corp. Financiera Colombiana SA.........................   217,688      1,332,019
*   Empresa de Telecomunicaciones de Bogota................ 3,255,012        255,790
    Grupo Nutresa SA.......................................   166,604      1,153,988
    Interconexion Electrica SA ESP.........................   195,931        727,855
    Mineros SA.............................................   115,553         70,078
    Promigas SA ESP........................................    10,240         16,635
                                                            --------- --------------
TOTAL COLOMBIA.............................................               16,370,836
                                                                      --------------
GREECE -- (0.3%)
    Aegean Airlines SA.....................................   207,860      1,573,346
    Athens Water Supply & Sewage Co. SA....................   125,722        742,343
    Bank of Greece.........................................   140,888      1,977,336
*   Ellaktor SA............................................   801,522      1,156,045
    Fourlis Holdings SA....................................   278,982      1,370,118
*   GEK Terna Holding Real Estate Construction SA..........   475,188      2,512,193
    Hellenic Exchanges - Athens Stock Exchange SA..........   437,421      1,927,915
*   Iaso SA................................................   528,264        427,509
*   Intracom Holdings SA...................................   379,795        362,782
*   Intralot SA-Integrated Lottery Systems & Services......   815,811        547,962
*   LAMDA Development SA...................................    92,510        638,163
*   Marfin Investment Group Holdings SA.................... 5,032,612        405,871
    Mytilineos Holdings SA.................................   491,764      4,343,392
    Piraeus Port Authority SA..............................    42,172        748,522
    Sarantis SA............................................   187,696      1,488,680
    Terna Energy SA........................................   257,713      1,785,413
                                                            --------- --------------
TOTAL GREECE...............................................               22,007,590
                                                                      --------------

HONG KONG -- (0.0%)
*   China Rare Earth Holdings, Ltd......................... 7,602,799        335,554
    Essex Bio-technology, Ltd..............................    15,000          9,755
    HC Group, Inc..........................................    40,000         25,963
                                                            --------- --------------
TOTAL HONG KONG............................................                  371,272
                                                                      --------------

HUNGARY -- (0.1%)
#   CIG Pannonia Life Insurance P.L.C., Class A............   176,770        263,323
    Magyar Telekom Telecommunications P.L.C................ 1,845,794      2,517,077
    Richter Gedeon Nyrt....................................   271,445      5,042,221
                                                            --------- --------------
TOTAL HUNGARY..............................................                7,822,621
                                                                      --------------

INDIA -- (12.0%)
*   3M India, Ltd..........................................     6,639      1,786,119
*   5Paisa Capital, Ltd....................................    38,558         94,189
    8K Miles Software Services, Ltd........................    83,617         76,918

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
                                                             SHARES    VALUE>>
                                                            --------- ----------
INDIA -- (Continued)
    Aarti Drugs, Ltd.......................................    18,433 $  148,427
    Aarti Industries.......................................   196,430  3,439,742
*   Aban Offshore, Ltd.....................................    84,385     84,456
    Abbott India, Ltd......................................    15,291  1,579,259
    Accelya Kale Solutions, Ltd............................     3,300     42,626
    Adani Enterprises, Ltd.................................   303,642    697,780
*   Adani Gas, Ltd.........................................   303,642    248,638
*   Adani Power, Ltd....................................... 6,769,452  4,192,873
*   Adani Transmissions, Ltd...............................   523,322  1,170,254
*   Aditya Birla Capital, Ltd..............................   489,132    693,049
*   Aditya Birla Fashion and Retail, Ltd...................   696,764  1,692,778
    Advanced Enzyme Technologies, Ltd......................   132,002    341,473
    Aegis Logistics, Ltd...................................   825,982  2,420,503
    Agro Tech Foods, Ltd...................................    75,356    538,683
    Ahluwalia Contracts India, Ltd.........................    22,167     90,911
    AIA Engineering, Ltd...................................   240,532  5,566,790
*   Ajanta Pharma, Ltd.....................................   221,802  3,212,999
    Akzo Nobel India, Ltd..................................    76,771  1,578,776
    Alembic Pharmaceuticals, Ltd...........................   452,198  3,663,238
    Alembic, Ltd...........................................   625,263    360,284
    Alkyl Amines Chemicals.................................    21,001    173,643
*   Allahabad Bank......................................... 1,462,839    874,720
    Allcargo Logistics, Ltd................................   442,806    607,590
    Amara Raja Batteries, Ltd..............................   270,298  2,733,189
*   Amtek Auto, Ltd........................................   217,501     13,696
    Anant Raj, Ltd.........................................   777,472    377,078
*   Andhra Bank............................................ 1,757,454    704,579
    Andhra Sugars, Ltd. (The)..............................    26,020    129,511
    Apar Industries, Ltd...................................    98,495    739,707
    APL Apollo Tubes, Ltd..................................    38,199    625,321
    Apollo Hospitals Enterprise, Ltd.......................   350,445  5,418,736
    Apollo Tyres, Ltd...................................... 2,135,080  6,291,287
    Aptech, Ltd............................................    93,269    193,562
    Arvind, Ltd............................................ 1,187,910  5,500,362
    Asahi India Glass, Ltd.................................   461,599  1,739,050
    Ashapura Intimates Fashion Ltd.........................     5,991      6,806
    Ashiana Housing, Ltd...................................   240,932    410,504
    Ashoka Buildcon, Ltd...................................   526,593    809,921
    Asian Granito India, Ltd...............................    34,143     82,823
    Astra Microwave Products, Ltd..........................    45,929     48,788
    Astral Polytechnik, Ltd................................   118,445  1,570,889
*   AstraZeneca Pharma India, Ltd..........................    19,541    451,098
    Atul, Ltd..............................................    70,294  3,151,576
    Automotive Axles, Ltd..................................    32,759    511,087
    Avanti Feeds, Ltd......................................   214,887  1,156,486
    Bajaj Corp., Ltd.......................................   459,806  2,210,709
    Bajaj Electricals, Ltd.................................   255,255  1,675,638
*   Bajaj Hindusthan Sugar, Ltd............................ 2,965,216    409,403
    Bajaj Holdings & Investment, Ltd.......................   121,328  4,621,221
    Balaji Amines, Ltd.....................................    62,454    383,703
    Balaji Telefilms, Ltd..................................   215,547    285,967
    Balkrishna Industries, Ltd.............................   564,402  8,334,688
*   Ballarpur Industries, Ltd.............................. 1,650,595    140,890
    Balmer Lawrie & Co., Ltd...............................   346,267    913,385
*   Balrampur Chini Mills, Ltd............................. 1,144,517  1,644,695
    Banco Products India, Ltd..............................   152,996    367,337
*   Bank of Maharashtra....................................   728,710    133,735

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
                                                             SHARES    VALUE>>
                                                            --------- ----------
INDIA -- (Continued)
    Bannari Amman Sugars, Ltd..............................    14,297 $  340,666
    BASF India, Ltd........................................    87,802  1,986,142
    Bata India, Ltd........................................   261,464  3,440,650
    Bayer CropScience, Ltd.................................     6,694    350,803
    BEML, Ltd..............................................    88,134    700,507
    Berger Paints India, Ltd............................... 1,181,917  4,469,422
*   BF Utilities, Ltd......................................    45,346    130,986
    Bhansali Engineering Polymers, Ltd.....................   510,315    571,072
*   Bharat Financial Inclusion, Ltd........................   367,223  4,332,509
    Bharat Forge, Ltd......................................   103,384    812,702
    Bharat Rasayan, Ltd....................................     2,339    166,211
    Biocon, Ltd............................................   900,589  8,005,134
    Birla Corp., Ltd.......................................   167,366  1,277,199
    Bliss Gvs Pharma, Ltd..................................   354,023    807,925
    BLS International Services, Ltd........................    20,214     36,483
    Blue Dart Express, Ltd.................................    34,285  1,289,392
    Blue Star, Ltd.........................................   225,016  1,707,430
    Bodal Chemicals, Ltd...................................   337,293    530,997
    Bombay Dyeing & Manufacturing Co., Ltd.................   665,840    943,435
    Borosil Glass Works, Ltd...............................     9,520     33,180
    Brigade Enterprises, Ltd...............................   306,400    662,527
    BSE, Ltd...............................................    29,287    237,497
    Can Fin Homes, Ltd.....................................   252,875    939,493
*   Canara Bank............................................   488,422  1,729,449
    Capital First, Ltd.....................................   216,844  1,370,576
    Caplin Point Laboratories, Ltd.........................   127,657    728,377
    Carborundum Universal, Ltd.............................   400,972  1,968,426
    Care Ratings, Ltd......................................   148,416  2,160,357
    Castrol India, Ltd.....................................   366,997    734,439
    CCL Products India, Ltd................................   448,823  1,542,378
    Ceat, Ltd..............................................   160,822  2,492,079
    Central Depository Services India, Ltd.................    11,207     36,533
    Century Plyboards India, Ltd...........................   563,639  1,336,280
    Century Textiles & Industries, Ltd.....................    20,745    230,668
    Cera Sanitaryware, Ltd.................................    29,523  1,016,783
    CESC, Ltd..............................................   604,391  5,652,409
*   CG Power and Industrial Solutions, Ltd................. 3,403,119  1,628,191
    Chambal Fertilizers & Chemicals, Ltd................... 1,130,592  2,194,078
    Chennai Petroleum Corp., Ltd...........................   356,359  1,247,101
    Chennai Super Kings Cricket, Ltd....................... 1,658,632      9,463
    Cholamandalam Investment and Finance Co., Ltd..........    22,725    387,411
    City Union Bank, Ltd................................... 1,336,221  3,066,089
    Clariant Chemicals India, Ltd..........................     5,204     28,625
*   Coffee Day Enterprises, Ltd............................   241,630    851,250
    Coromandel International, Ltd..........................   571,426  3,270,674
*   Corp. Bank............................................. 1,304,019    476,446
*   Cox & Kings Financial Service, Ltd.....................   263,757    232,207
    Cox & Kings, Ltd.......................................   791,270  2,241,407
    CRISIL, Ltd............................................   118,277  2,290,121
    Crompton Greaves Consumer Electricals, Ltd............. 3,444,291  9,956,610
    Cyient, Ltd............................................   403,145  3,378,417
    Dalmia Bharat, Ltd.....................................   133,506  3,776,439
    DB Corp., Ltd..........................................   154,469    343,631
*   DB Realty, Ltd.........................................   662,546    180,599
    DCB Bank, Ltd.......................................... 1,538,367  3,297,102
    DCM Shriram, Ltd.......................................   305,718  1,696,172
    Deepak Fertilisers & Petrochemicals Corp., Ltd.........   233,813    622,122

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
                                                              SHARES    VALUE>>
                                                            ---------- ----------
INDIA -- (Continued)
    Deepak Nitrite, Ltd....................................    298,284 $  997,242
    Delta Corp., Ltd.......................................    661,802  2,109,468
*   DEN Networks, Ltd......................................    298,844    275,057
*   Dena Bank..............................................  1,251,365    272,512
    Dewan Housing Finance Corp., Ltd.......................    857,976  2,605,827
    DFM Foods, Ltd.........................................      7,537    126,566
    Dhampur Sugar Mills, Ltd...............................    140,151    299,619
    Dhanuka Agritech, Ltd..................................     49,840    242,646
    Dilip Buildcon, Ltd....................................    164,084    955,994
*   Dish TV India, Ltd.....................................  3,416,870  2,008,463
*   Dishman Carbogen Amcis, Ltd............................    694,903  2,204,641
    Dr Lal PathLabs, Ltd...................................    104,610  1,233,541
    Dredging Corp. of India, Ltd...........................     20,250     86,590
    Dynamatic Technologies, Ltd............................      8,945    171,556
    eClerx Services, Ltd...................................    146,026  2,094,852
    Edelweiss Financial Services, Ltd......................  1,387,359  3,046,037
    EID Parry India, Ltd...................................    527,998  1,585,075
    EIH, Ltd...............................................  1,027,752  2,241,257
    Electrosteel Castings, Ltd.............................    761,096    207,978
    Elgi Equipments, Ltd...................................    360,052  1,210,971
    Endurance Technologies, Ltd............................     15,397    251,619
    Engineers India, Ltd...................................  1,441,534  2,267,198
    Entertainment Network India, Ltd.......................     68,042    605,861
*   Eris Lifesciences, Ltd.................................      2,163     19,836
*   Eros International Media, Ltd..........................    186,460    189,149
    Escorts, Ltd...........................................    580,021  4,923,892
    Essel Propack, Ltd.....................................    839,855    999,442
    Eveready Industries India, Ltd.........................    338,702    819,582
    Excel Crop Care, Ltd...................................      4,882    240,135
    Excel Industries, Ltd..................................      1,634     34,962
    Exide Industries, Ltd..................................  1,512,540  5,432,072
*   FDC, Ltd...............................................    442,091  1,198,183
    Federal Bank, Ltd......................................  8,415,991  9,406,524
*   Federal-Mogul Goetze India, Ltd........................     82,059    460,245
    FIEM Industries, Ltd...................................     22,301    184,295
    Finolex Cables, Ltd....................................    754,333  5,107,598
    Finolex Industries, Ltd................................    303,099  2,233,012
    Firstsource Solutions, Ltd.............................  1,861,967  1,538,215
*   Fortis Healthcare, Ltd.................................  2,321,065  4,393,514
*   Future Enterprises, Ltd................................    791,059    417,032
    Future Lifestyle Fashions, Ltd.........................    111,982    561,159
*   Future Retail, Ltd.....................................    334,459  2,220,061
    Gabriel India, Ltd.....................................    427,459    764,458
    Garware Technical Fibres, Ltd..........................     53,803    858,111
    Gateway Distriparks, Ltd...............................    681,275  1,225,866
    Gati, Ltd..............................................    144,973    146,706
*   Gayatri Projects, Ltd..................................    297,572    747,105
    GE Power India, Ltd....................................    104,379  1,172,802
    GE T&D India, Ltd......................................    199,461    622,074
    Geojit Financial Services, Ltd.........................    280,174    146,342
    GHCL, Ltd..............................................    201,230    619,505
    GIC Housing Finance, Ltd...............................    103,952    360,162
    Gillette India, Ltd....................................     18,604  1,640,585
    GlaxoSmithKline Pharmaceuticals, Ltd...................     11,774    227,057
    Glenmark Pharmaceuticals, Ltd..........................    549,552  4,604,909
    GM Breweries, Ltd......................................     37,452    306,488
*   GMR Infrastructure, Ltd................................ 17,980,648  4,099,484

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
                                                             SHARES    VALUE>>
                                                            --------- ----------
INDIA -- (Continued)
    GOCL Corp., Ltd........................................    46,790 $  186,202
*   Godawari Power and Ispat, Ltd..........................    56,529    290,900
    Godfrey Phillips India, Ltd............................    90,837    946,161
    Godrej Industries, Ltd.................................   427,378  2,699,665
*   Godrej Properties, Ltd.................................   285,705  2,302,647
    Granules India, Ltd....................................   674,954    897,351
    Graphite India, Ltd....................................   281,206  3,618,705
    Grasim Industries, Ltd.................................   339,647  3,820,428
    Great Eastern Shipping Co., Ltd. (The).................   516,993  2,176,338
    Greaves Cotton, Ltd....................................   568,315    894,209
    Greenply Industries, Ltd...............................   201,099    373,206
    Grindwell Norton, Ltd..................................   100,363    673,008
    GRUH Finance, Ltd...................................... 1,261,788  4,911,446
*   GTL Infrastructure, Ltd................................   938,311     15,864
    Gujarat Alkalies & Chemicals, Ltd......................   184,454  1,332,395
    Gujarat Ambuja Exports, Ltd............................   261,578    854,593
    Gujarat Fluorochemicals, Ltd...........................   224,424  2,680,498
    Gujarat Gas, Ltd.......................................   316,892  2,690,937
    Gujarat Industries Power Co., Ltd......................   320,510    313,453
    Gujarat Mineral Development Corp., Ltd.................   777,034    910,211
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd....   325,771  1,467,581
    Gujarat Pipavav Port, Ltd.............................. 1,223,530  1,650,673
    Gujarat State Fertilizers & Chemicals, Ltd.............   969,096  1,371,956
    Gujarat State Petronet, Ltd............................ 1,231,854  2,979,958
    Gulf Oil Lubricants India, Ltd.........................    98,950    950,410
*   GVK Power & Infrastructure, Ltd........................ 5,588,437    575,756
*   Hathway Cable & Datacom, Ltd........................... 2,392,287    973,724
    Hatsun Agro Products, Ltd..............................    56,280    470,621
*   Hatsun Agro Products, Ltd..............................     3,375     23,186
    HBL Power Systems, Ltd.................................   601,914    242,419
*   HealthCare Global Enterprises, Ltd.....................    91,605    276,556
    HEG, Ltd...............................................    36,273  2,112,698
    HeidelbergCement India, Ltd............................   547,065  1,049,359
    Heritage Foods, Ltd....................................    81,167    604,431
    Hester Biosciences, Ltd................................     8,083    127,673
    Hexaware Technologies, Ltd............................. 1,144,596  5,183,798
    Hikal, Ltd.............................................   277,009    599,122
    HIL, Ltd...............................................    14,111    426,120
    Himachal Futuristic Communications, Ltd................ 3,834,328  1,098,064
    Himadri Speciality Chemical, Ltd.......................   761,872  1,292,839
    Himatsingka Seide, Ltd.................................   258,360    834,544
    Hinduja Global Solutions, Ltd..........................    48,678    432,373
    Hinduja Ventures, Ltd..................................    37,897    219,760
    Hindustan Media Ventures, Ltd..........................    23,747     41,596
*   Hindustan Oil Exploration Co., Ltd.....................   249,147    433,882
    Honda SIEL Power Products, Ltd.........................    16,776    236,543
    Honeywell Automation India, Ltd........................    13,439  3,595,292
*   Hotel Leela Venture, Ltd...............................   487,744     92,206
*   Housing Development & Infrastructure, Ltd.............. 2,366,780    648,462
    HSIL, Ltd..............................................   252,622    814,310
    HT Media, Ltd..........................................   728,149    390,243
    Huhtamaki PPL, Ltd.....................................   138,171    402,996
    I G Petrochemicals, Ltd................................    70,875    418,539
    ICRA, Ltd..............................................     2,896    128,360
    IDFC Bank, Ltd......................................... 6,679,130  3,127,233
    IDFC, Ltd.............................................. 4,325,175  2,148,683
*   IFB Industries, Ltd....................................    60,191    717,473

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
                                                              SHARES    VALUE>>
                                                            ---------- ----------
INDIA -- (Continued)
*   IFCI, Ltd..............................................  5,290,292 $  988,482
    Igarashi Motors India, Ltd.............................      1,191      9,673
    IIFL Holdings, Ltd.....................................  1,459,823  9,093,474
*   IL&FS Transportation Networks, Ltd.....................    807,052    216,160
    India Cements, Ltd. (The)..............................  1,593,382  1,938,139
    India Glycols, Ltd.....................................     85,907    443,979
    India Nippon Electricals, Ltd..........................     14,955     91,368
    Indiabulls Integrated Services, Ltd....................     30,547    142,744
*   Indiabulls Real Estate, Ltd............................  1,791,660  1,821,711
    Indiabulls Ventures, Ltd...............................    994,414  5,787,537
    Indiabulls Ventures, Ltd...............................    152,225    559,843
*   Indian Bank............................................    652,589  2,215,397
    Indian Hotels Co., Ltd. (The)..........................  3,596,183  6,279,958
    Indian Hume Pipe Co., Ltd..............................     51,809    190,470
*   Indian Overseas Bank...................................  2,149,150    437,891
    Indo Count Industries, Ltd.............................    435,926    401,071
    Indoco Remedies, Ltd...................................    257,505    660,584
    Indraprastha Gas, Ltd..................................  1,153,187  4,150,248
    INEOS Styrolution India, Ltd...........................     30,905    279,906
    Ingersoll-Rand India, Ltd..............................     78,519    549,784
*   Inox Leisure, Ltd......................................    420,743  1,250,552
*   Inox Wind, Ltd.........................................    288,165    328,353
    Insecticides India, Ltd................................     32,706    183,711
*   Intellect Design Arena, Ltd............................    342,953  1,158,191
*   International Paper APPM, Ltd..........................     29,125    190,970
    Ipca Laboratories, Ltd.................................    379,399  3,497,795
    IRB Infrastructure Developers, Ltd.....................  1,331,578  2,494,182
    ITD Cementation India, Ltd.............................    361,221    564,254
    J Kumar Infraprojects, Ltd.............................    166,672    282,431
    Jagran Prakashan, Ltd..................................    777,485  1,167,732
    Jai Corp., Ltd.........................................    360,310    503,428
    Jain Irrigation Systems, Ltd...........................  2,766,909  2,661,600
*   Jaiprakash Associates, Ltd.............................  9,967,659    879,981
*   Jaiprakash Power Ventures, Ltd......................... 14,119,051    363,805
*   Jammu & Kashmir Bank, Ltd. (The).......................  2,076,965  1,182,498
    Jamna Auto Industries, Ltd.............................  1,438,050  1,381,147
    Jayant Agro-Organics, Ltd..............................     14,999     47,487
*   Jaypee Infratech, Ltd..................................  3,175,463     99,363
    JB Chemicals & Pharmaceuticals, Ltd....................    212,153    883,668
    JBF Industries, Ltd....................................     59,055     15,457
    JBM Auto, Ltd..........................................     15,094     56,497
*   Jet Airways India, Ltd.................................    239,856    703,863
    Jindal Poly Films, Ltd.................................    126,928    464,300
    Jindal Saw, Ltd........................................  1,136,957  1,312,776
*   Jindal Stainless Hisar, Ltd............................    334,099    443,089
*   Jindal Stainless, Ltd..................................    475,544    337,481
*   JITF Infralogistics, Ltd...............................      2,117        503
    JK Cement, Ltd.........................................    176,801  1,604,058
    JK Lakshmi Cement, Ltd.................................    291,833  1,062,196
    JK Paper, Ltd..........................................    408,155    927,867
    JK Tyre & Industries, Ltd..............................    583,112    815,718
    JM Financial, Ltd......................................  2,212,214  2,259,678
    JMC Projects India, Ltd................................    250,830    286,590
    Johnson Controls-Hitachi Air Conditioning India, Ltd...     67,524  1,590,963
*   JSW Energy, Ltd........................................  3,033,012  2,632,172
*   JSW Holdings, Ltd......................................      3,520    103,657
    JTEKT India, Ltd.......................................    112,450    168,591

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CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- -----------
INDIA -- (Continued)
    Jubilant Foodworks, Ltd................................   707,466 $10,365,884
    Jubilant Life Sciences, Ltd............................   507,088   4,523,680
*   Just Dial, Ltd.........................................   126,667     862,403
    Jyothy Laboratories, Ltd...............................   968,660   2,466,607
    Kajaria Ceramics, Ltd..................................   608,457   3,251,932
    Kalpataru Power Transmission, Ltd......................   416,604   1,813,176
    Kalyani Steels, Ltd....................................   113,000     348,737
    Kansai Nerolac Paints, Ltd.............................   358,440   1,827,793
    Karnataka Bank, Ltd. (The)............................. 1,408,714   1,971,517
    Karur Vysya Bank, Ltd. (The)........................... 2,981,277   3,198,738
*   Kaveri Seed Co., Ltd...................................   244,010   1,637,152
    KCP, Ltd...............................................   278,078     372,668
    KEC International, Ltd.................................   765,014   2,936,697
    KEI Industries, Ltd....................................   256,659   1,071,093
    Kewal Kiran Clothing, Ltd..............................     2,328      40,295
*   Kiri Industries, Ltd...................................    84,521     524,504
    Kirloskar Brothers, Ltd................................   136,214     369,254
    Kirloskar Oil Engines, Ltd.............................   257,475     755,334
    Kitex Garments, Ltd....................................   157,648     236,195
    KNR Constructions, Ltd.................................   245,826     597,516
    Kolte-Patil Developers, Ltd............................   155,233     510,869
    KPIT Technologies, Ltd................................. 1,273,758   3,819,147
    KPR Mill, Ltd..........................................   105,952     855,150
    KRBL, Ltd..............................................   479,335   2,207,991
    KSB, Ltd...............................................    40,851     435,185
    L&T Finance Holdings, Ltd.............................. 2,521,857   4,341,503
    LA Opala RG, Ltd.......................................   107,486     333,195
    Lakshmi Machine Works, Ltd.............................    26,279   2,050,009
*   Lakshmi Vilas Bank, Ltd. (The).........................   628,630     752,019
    Larsen & Toubro Infotech, Ltd..........................     3,226      76,545
    Laurus Labs, Ltd.......................................    91,631     422,655
    LG Balakrishnan & Bros, Ltd............................    48,800     282,503
    Linde India, Ltd.......................................    99,527     593,197
    LT Foods, Ltd..........................................   694,369     337,637
    Lumax Auto Technologies, Ltd...........................     4,975      11,766
    Lumax Industries, Ltd..................................     6,790     142,410
    LUX Industries, Ltd....................................    28,166     579,971
    Magma Fincorp, Ltd.....................................   336,266     485,643
    Mahanagar Gas, Ltd.....................................    59,516     670,260
    Maharashtra Scooters, Ltd..............................     4,507     139,814
    Maharashtra Seamless, Ltd..............................   210,955   1,349,756
    Mahindra & Mahindra Financial Services, Ltd............ 1,251,356   6,868,223
*   Mahindra CIE Automotive, Ltd...........................   300,072   1,075,546
    Mahindra Holidays & Resorts India, Ltd.................   315,185     915,251
    Mahindra Lifespace Developers, Ltd.....................   151,214     833,497
    Maithan Alloys, Ltd....................................    48,127     339,627
*   Majesco, Ltd...........................................    98,234     637,015
    Man Infraconstruction, Ltd.............................   474,414     248,619
    Manappuram Finance, Ltd................................ 3,870,995   4,178,371
    Mangalore Refinery & Petrochemicals, Ltd...............   322,429     356,934
    Marksans Pharma, Ltd................................... 1,431,414     561,323
    Mastek, Ltd............................................    56,155     343,348
*   Max Financial Services, Ltd............................   556,442   2,834,263
*   Max India, Ltd.........................................   960,513     882,879
    Mayur Uniquoters, Ltd..................................    93,582     455,262
    McLeod Russel India, Ltd...............................   383,372     696,477
    Meghmani Organics, Ltd.................................   640,460     624,790

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES     VALUE>>
                                                            --------- -----------
INDIA -- (Continued)
    MEP Infrastructure Developers, Ltd.....................   157,057 $    88,553
    Mercator, Ltd..........................................   755,032     138,937
    Merck, Ltd.............................................    47,301   1,987,141
    Minda Corp., Ltd.......................................   341,078     552,946
    Minda Industries, Ltd..................................   242,145   1,010,113
    Mindtree, Ltd..........................................   861,247   9,972,895
    Mirza International, Ltd...............................   235,697     255,453
    MM Forgings, Ltd.......................................     8,122      62,776
    MOIL, Ltd..............................................   463,242   1,109,605
    Monte Carlo Fashions, Ltd..............................    18,482      86,141
*   Morepen Laboratories, Ltd.............................. 1,481,116     521,241
    Motilal Oswal Financial Services, Ltd..................   157,407   1,319,265
    Mphasis, Ltd...........................................   585,835   7,831,652
    MPS, Ltd...............................................    36,417     260,907
    Multi Commodity Exchange of India, Ltd.................    70,663     668,541
    Munjal Showa, Ltd......................................    39,839      96,421
*   Music Broadcast, Ltd...................................     4,955      21,994
*   Muthoot Capital Services, Ltd..........................    29,465     335,358
    Muthoot Finance, Ltd...................................   697,543   3,858,062
*   Nagarjuna Fertilizers & Chemicals, Ltd.................   654,674      82,010
*   Narayana Hrudayalaya, Ltd..............................   162,858     501,343
    Natco Pharma, Ltd......................................   632,486   6,446,963
    National Aluminium Co., Ltd............................ 3,342,747   3,088,795
*   National Fertilizers, Ltd..............................    49,204      23,963
    Nava Bharat Ventures, Ltd..............................   493,710     772,240
    Navin Fluorine International, Ltd......................    93,859     819,136
*   Navkar Corp., Ltd......................................   182,592     165,519
    Navneet Education, Ltd.................................   662,412     991,741
    NBCC India, Ltd........................................   505,771     378,186
    NCC, Ltd............................................... 3,509,710   3,558,896
    NESCO, Ltd.............................................   189,147   1,132,402
*   Network18 Media & Investments, Ltd.....................   627,668     350,130
*   Neuland Laboratories, Ltd..............................    14,795     114,269
    NIIT Technologies, Ltd.................................   306,008   5,074,488
*   NIIT, Ltd..............................................   554,088     533,372
    Nilkamal, Ltd..........................................    43,215     932,321
    NOCIL, Ltd.............................................   478,848   1,001,079
    NRB Bearings, Ltd......................................   222,408     486,630
    Nucleus Software Exports, Ltd..........................    30,339     158,712
    Oberoi Realty, Ltd.....................................   733,390   4,178,937
    OCL India, Ltd.........................................    72,208     884,522
    Omaxe, Ltd.............................................   335,578     975,693
    Orient Cement, Ltd.....................................   418,388     472,557
    Orient Electric, Ltd...................................   307,079     524,395
    Orient Paper & Industries, Ltd.........................   307,079     205,470
    Orient Refractories, Ltd...............................   161,265     491,003
*   Oriental Bank of Commerce..............................   588,747     637,735
    Oriental Carbon & Chemicals, Ltd.......................    13,160     188,441
    Page Industries, Ltd...................................    27,438  10,901,056
    Paisalo Digital, Ltd...................................     7,508      30,765
*   Panacea Biotec, Ltd....................................    41,966      87,105
    Panama Petrochem, Ltd..................................   126,555     197,887
    Parag Milk Foods, Ltd..................................   289,376   1,011,362
*   Patel Engineering, Ltd.................................    37,898      18,858
    PC Jeweller, Ltd.......................................   836,526     662,953
    Persistent Systems, Ltd................................   280,951   2,153,703
    Pfizer, Ltd............................................    93,188   3,666,759

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES    VALUE>>
                                                            --------- ----------
INDIA -- (Continued)
    Phillips Carbon Black, Ltd.............................   411,098 $1,255,579
    Phoenix Mills, Ltd.(The)...............................   355,685  2,688,276
    PI Industries, Ltd.....................................   441,077  4,643,236
    Poly Medicure, Ltd.....................................    54,673    164,719
    Polyplex Corp., Ltd....................................    49,131    348,231
    Power Mech Projects, Ltd...............................    15,464    183,269
*   Prabhat Dairy, Ltd.....................................   209,252    288,728
    Praj Industries, Ltd...................................   655,281    978,348
*   Prakash Industries, Ltd................................   358,348    509,194
    Prestige Estates Projects, Ltd.........................   744,674  1,944,731
*   Prime Focus, Ltd.......................................   140,332    132,214
    Prism Johnson, Ltd.....................................   621,984    730,359
    PTC India Financial Services, Ltd...................... 1,650,202    341,563
    PTC India, Ltd......................................... 1,758,724  1,823,860
    Puravankara, Ltd.......................................   395,883    352,414
    PVR, Ltd...............................................   149,644  2,752,145
    Quick Heal Technologies, Ltd...........................    67,308    182,965
    Radico Khaitan, Ltd....................................   470,871  2,491,201
    Rain Commodities, Ltd..................................   648,863  1,612,317
    Rajesh Exports, Ltd....................................   319,282  2,457,779
    Rallis India, Ltd......................................   493,675  1,136,909
    Ramco Cements, Ltd. (The)..............................   473,120  3,828,161
    Ramco Industries, Ltd..................................   176,508    444,265
*   Ramco Systems, Ltd.....................................    28,350    117,033
    Ramkrishna Forgings, Ltd...............................    74,892    544,594
*   Ramky Infrastructure, Ltd..............................    80,139    132,515
    Rane Holdings, Ltd.....................................    15,190    274,246
    Rashtriya Chemicals & Fertilizers, Ltd.................   937,253    753,714
    Ratnamani Metals & Tubes, Ltd..........................    67,754    753,400
*   RattanIndia Power, Ltd................................. 5,571,539    237,620
    Raymond, Ltd...........................................   283,764  2,885,891
    Redington India, Ltd................................... 1,869,771  2,100,698
    Relaxo Footwears, Ltd..................................   123,006  1,331,344
    Reliance Capital, Ltd..................................   946,682  3,102,345
*   Reliance Communications, Ltd........................... 6,442,448  1,082,739
    Reliance Home Finance, Ltd.............................   983,665    545,288
    Reliance Infrastructure, Ltd...........................   994,174  4,822,213
*   Reliance Power, Ltd.................................... 4,874,656  1,998,119
    Repco Home Finance, Ltd................................   236,036  1,177,331
    Rico Auto Industries, Ltd..............................   148,401    150,362
    RP SG Retail, Ltd......................................   362,635    792,220
*   RP-SG Business Process Services, Ltd...................   120,878    792,218
*   Ruchi Soya Industries, Ltd.............................   200,054     15,383
    Rushil Decor, Ltd......................................     7,854     59,643
    Sadbhav Engineering, Ltd...............................   518,335  1,459,613
    Sadbhav Infrastructure Project, Ltd....................   168,293    239,769
    Sagar Cements, Ltd.....................................    15,163    134,262
*   Sanghi Industries, Ltd.................................   343,110    283,968
*   Sanghvi Movers, Ltd....................................    38,342     60,854
    Sanofi India, Ltd......................................    42,692  3,347,871
    Sanwaria Consumer, Ltd.................................   853,445    141,158
    Sarda Energy & Minerals, Ltd...........................    42,763    175,156
    Saregama India, Ltd....................................    54,353    386,224
    Sasken Technologies, Ltd...............................    40,116    360,705
    Savita Oil Technologies, Ltd...........................     1,504     20,958
    Schaeffler India, Ltd..................................    38,269  2,628,443
    Sequent Scientific, Ltd................................    89,704     58,923

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES    VALUE>>
                                                            --------- ----------
INDIA -- (Continued)
    SH Kelkar & Co., Ltd...................................   130,662 $  298,072
    Shankara Building Products, Ltd........................    23,325    349,538
    Shanthi Gears, Ltd.....................................     5,154      8,210
    Sharda Cropchem, Ltd...................................    90,177    390,488
    Sharda Motor Industries, Ltd...........................     1,720     34,108
    Shemaroo Entertainment, Ltd............................    16,694     98,382
    Shilpa Medicare, Ltd...................................   121,313    636,846
*   Shipping Corp. of India, Ltd...........................   904,824    539,221
    Shoppers Stop, Ltd.....................................    61,138    406,391
    Shriram City Union Finance, Ltd........................    57,432  1,261,351
*   Shriram EPC, Ltd.......................................   106,141     15,523
    Shriram Transport Finance Co., Ltd.....................     1,942     30,338
*   Sical Logistics, Ltd...................................    65,637    137,346
    Simplex Infrastructures, Ltd...........................   113,011    351,359
    Sintex Industries, Ltd................................. 2,414,404    391,157
*   Sintex Plastics Technology, Ltd........................ 3,652,207  1,285,840
*   SITI Networks, Ltd..................................... 1,587,544    187,342
    Siyaram Silk Mills, Ltd................................    27,445    131,914
    SJVN, Ltd.............................................. 2,789,192  1,056,151
    SKF India, Ltd.........................................   130,203  3,156,856
    Skipper, Ltd...........................................   158,909    195,045
    SML ISUZU, Ltd.........................................    42,899    427,195
    Sobha, Ltd.............................................   407,373  2,447,361
    Solar Industries India, Ltd............................   147,717  2,000,967
*   Solara Active Pharma Sciences, Ltd.....................    59,568    261,357
    Somany Ceramics, Ltd...................................    41,323    190,135
    Sonata Software, Ltd...................................   341,739  1,427,426
    South Indian Bank, Ltd. (The).......................... 6,350,866  1,255,701
    Srei Infrastructure Finance, Ltd....................... 1,205,273    538,253
    SRF, Ltd...............................................   129,736  3,380,854
    Srikalahasthi Pipes, Ltd...............................   120,091    306,095
    Star Cement, Ltd.......................................   183,269    251,666
    Sterlite Technologies, Ltd............................. 1,218,221  6,304,654
    Strides Pharma Science, Ltd............................   353,724  2,027,907
    Subros, Ltd............................................   110,518    426,459
    Sudarshan Chemical Industries..........................   134,385    686,488
    Sundaram Finance Holdings, Ltd.........................    54,598     73,995
    Sundaram Finance, Ltd..................................    57,233  1,150,255
    Sundaram-Clayton, Ltd..................................     6,812    325,812
    Sundram Fasteners, Ltd.................................   496,029  3,573,163
    Sunteck Realty, Ltd....................................   283,786  1,241,440
    Suprajit Engineering, Ltd..............................   210,799    671,105
    Supreme Industries, Ltd................................   313,475  4,179,496
    Supreme Petrochem, Ltd.................................   172,445    520,536
    Surya Roshni, Ltd......................................   101,312    283,467
    Sutlej Textiles and Industries, Ltd....................    82,602     50,368
    Suven Life Sciences, Ltd...............................   450,470  1,471,745
    Swan Energy, Ltd.......................................    76,621    101,647
    Swaraj Engines, Ltd....................................    25,947    495,963
    Symphony, Ltd..........................................    62,949    774,621
*   Syndicate Bank......................................... 1,945,418    912,549
    Syngene International, Ltd.............................   170,301  1,330,849
    TAKE Solutions, Ltd....................................   388,754    853,875
    Tamil Nadu Newsprint & Papers, Ltd.....................   173,348    605,799
    Tasty Bite Eatables, Ltd...............................       294     32,528
    Tata Chemicals, Ltd....................................   529,438  4,883,998
    Tata Communications, Ltd...............................   156,112  1,035,052

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES    VALUE>>
                                                            --------- ----------
INDIA -- (Continued)
    Tata Elxsi, Ltd........................................   136,304 $1,914,227
    Tata Global Beverages, Ltd............................. 2,606,375  7,639,155
    Tata Metaliks, Ltd.....................................    74,899    654,321
    Tata Power Co., Ltd. (The)............................. 1,088,750  1,123,148
    Tata Sponge Iron, Ltd..................................    56,229    604,521
*   Tata Teleservices Maharashtra, Ltd..................... 4,584,815    251,791
    TCI Express, Ltd.......................................   124,307    993,315
*   Techno Electric & Engineering Co., Ltd.................   261,424    932,281
*   Tejas Networks, Ltd....................................    24,615     85,042
    Texmaco Rail & Engineering, Ltd........................   436,509    367,133
    Thermax, Ltd...........................................   237,082  3,191,236
    Thirumalai Chemicals, Ltd..............................   307,194    515,027
    Thomas Cook India, Ltd.................................   228,334    638,503
    Thyrocare Technologies, Ltd............................    59,389    449,185
    TI Financial Holdings, Ltd.............................   526,505  3,458,520
    Tide Water Oil Co. India, Ltd..........................     6,814    520,715
    Time Technoplast, Ltd..................................   760,995  1,156,498
    Timken India, Ltd......................................   175,867  1,250,384
    Tinplate Co. of India, Ltd. (The)......................   226,160    460,525
    Titagarh Wagons, Ltd...................................   272,853    248,368
    Torrent Pharmaceuticals, Ltd...........................     8,134    183,753
    Torrent Power, Ltd..................................... 1,083,411  3,796,788
    Tourism Finance Corp. of India, Ltd....................   205,661    347,956
    Transport Corp. of India, Ltd..........................   252,375  1,003,205
    Trent, Ltd.............................................   449,150  1,952,121
    Trident, Ltd...........................................   764,283    666,884
*   Triveni Engineering & Industries, Ltd..................   433,753    279,668
    Triveni Turbine, Ltd...................................   412,775    561,251
    TTK Prestige, Ltd......................................    29,272  2,628,994
    Tube Investments of India, Ltd.........................   545,099  2,177,841
    TV Today Network, Ltd..................................   168,008    922,512
*   TV18 Broadcast, Ltd.................................... 4,315,205  2,185,763
    TVS Srichakra, Ltd.....................................    13,507    438,609
*   UCO Bank............................................... 1,375,491    353,071
    Uflex, Ltd.............................................   232,965    879,352
    UFO Moviez India, Ltd..................................    38,046    162,324
    Unichem Laboratories, Ltd..............................   272,693    800,820
*   Union Bank of India.................................... 1,342,340  1,389,978
    Uniply Industries, Ltd.................................    12,215      8,966
*   Unitech, Ltd........................................... 9,597,110    278,941
    United Breweries, Ltd..................................    29,511    488,470
    UPL, Ltd...............................................   220,106  1,999,570
*   V2 Retail, Ltd.........................................    92,038    374,113
    VA Tech Wabag, Ltd.....................................   247,919    840,819
*   Vaibhav Global, Ltd....................................    53,516    534,480
    Vardhman Textiles, Ltd.................................   144,311  1,959,743
    Venky's India, Ltd.....................................    38,159  1,286,478
    Vesuvius India, Ltd....................................     9,930    142,702
    V-Guard Industries, Ltd................................ 1,080,373  2,741,198
    Vijaya Bank............................................ 2,086,443  1,241,205
    Vinati Organics, Ltd...................................    74,867  1,571,996
    Vindhya Telelinks, Ltd.................................    13,528    272,502
    VIP Industries, Ltd....................................   466,160  2,791,040
    Visaka Industries, Ltd.................................    25,952    166,972
    V-Mart Retail, Ltd.....................................    40,820  1,339,500
    Voltas, Ltd............................................   415,910  3,043,633
*   VRL Logistics, Ltd.....................................   206,545    709,657

SCHEDULE OF INVESTMENTS
CONTINUED


                                                              SHARES      VALUE>>
                                                            ----------- ------------
INDIA -- (Continued)
    VST Industries, Ltd....................................      30,951 $  1,337,376
    VST Tillers Tractors, Ltd..............................      13,719      333,865
    WABCO India, Ltd.......................................      28,104    2,380,664
    Welspun Corp., Ltd.....................................     754,653    1,406,519
    Welspun Enterprises, Ltd...............................     411,154      680,431
    Welspun India, Ltd.....................................   2,323,695    1,851,065
    West Coast Paper Mills, Ltd............................     125,611      663,072
    Wheels India, Ltd......................................       3,448       48,716
    Whirlpool of India, Ltd................................      86,730    1,619,023
*   Wockhardt, Ltd.........................................     242,161    1,618,033
    Wonderla Holidays, Ltd.................................      80,157      303,808
    Zee Learn, Ltd.........................................     956,093      530,753
*   Zee Media Corp., Ltd...................................     838,464      283,795
    Zensar Technologies, Ltd...............................     577,515    2,004,607
*   Zuari Agro Chemicals, Ltd..............................      16,783       56,172
    Zydus Wellness, Ltd....................................      91,576    1,454,379
                                                            ----------- ------------
TOTAL INDIA................................................              783,811,039
                                                                        ------------
INDONESIA -- (2.6%)
    Ace Hardware Indonesia Tbk PT..........................  56,357,800    5,083,302
    Acset Indonusa Tbk PT..................................      11,000        1,000
    Adhi Karya Persero Tbk PT..............................  15,974,788    1,183,927
*   Agung Podomoro Land Tbk PT.............................  49,042,500      451,929
    AKR Corporindo Tbk PT..................................  13,583,300    3,093,372
*   Alam Sutera Realty Tbk PT..............................  93,906,000    1,720,370
*   Alfa Energi Investama Tbk PT...........................      38,600       14,273
    Aneka Tambang Tbk PT...................................  74,075,391    3,324,663
    Arwana Citramulia Tbk PT...............................  29,196,500      730,462
    Asahimas Flat Glass Tbk PT.............................     978,600      283,361
    Astra Agro Lestari Tbk PT..............................   2,953,900    2,335,651
    Astra Graphia Tbk PT...................................   2,211,000      195,880
    Astra Otoparts Tbk PT..................................   2,719,300      257,613
*   Astrindo Nusantara Infrastructure Tbk PT............... 133,672,100      440,552
*   Asuransi Kresna Mitra Tbk PT...........................   7,001,600      317,768
*   Bakrie Telecom Tbk PT..................................  49,756,298       16,365
*   Bank Bukopin Tbk.......................................  36,050,766      787,601
*   Bank Ina Perdana PT....................................   6,533,600      244,773
    Bank Maybank Indonesia Tbk PT..........................   5,144,600       68,361
*   Bank Nationalnobu Tbk PT...............................     715,800       49,441
*   Bank Pan Indonesia Tbk PT..............................  28,770,800    2,055,489
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT...  22,577,800    2,659,419
    Bank Pembangunan Daerah Jawa Timur Tbk PT..............  29,227,100    1,173,620
*   Bank Permata Tbk PT....................................  26,973,302      816,290
    Bank Tabungan Negara Persero Tbk PT....................   4,920,849      686,939
    Bank Tabungan Pensiunan Nasional Tbk PT................     766,800      185,064
    Barito Pacific Tbk PT..................................  15,689,600    1,939,299
    Bekasi Fajar Industrial Estate Tbk PT..................  40,667,900      374,774
    BFI Finance Indonesia Tbk PT...........................     648,400       22,621
*   Bintang Oto Global Tbk PT..............................   1,398,200       60,247
    BISI International Tbk PT..............................  15,969,400    1,526,258
    Blue Bird Tbk PT.......................................   2,176,800      408,373
*   Buana Lintas Lautan Tbk PT.............................     653,800        5,806
    Bukit Asam Tbk PT......................................   4,194,100    1,177,899
*   Bumi Resources Tbk PT..................................  70,558,100      786,764
*   Bumi Serpong Damai Tbk PT..............................   1,946,200      141,296

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CONTINUED


                                                              SHARES      VALUE>>
                                                            ----------- -----------
INDONESIA -- (Continued)
*   Bumi Teknokultura Unggul Tbk PT........................  60,635,600 $   559,335
    Catur Sentosa Adiprana Tbk PT..........................   2,986,100     114,613
*   Centratama Telekomunikasi Indonesia Tbk PT.............   1,300,300       8,308
    Ciputra Development Tbk PT............................. 107,645,720   5,821,345
*   Citra Marga Nusaphala Persada Tbk PT...................  18,263,702   1,591,531
*   City Retail Developments Tbk PT........................  12,056,400      73,468
*   Clipan Finance Indonesia Tbk PT........................   1,454,500      23,956
*   Delta Dunia Makmur Tbk PT..............................  35,879,700   1,904,379
    Dharma Satya Nusantara Tbk PT..........................   2,071,600      59,954
*   Eagle High Plantations Tbk PT.......................... 101,903,000   1,176,705
    Elnusa Tbk PT..........................................  29,903,100     737,349
*   Energi Mega Persada Tbk PT.............................  39,263,200     260,955
    Erajaya Swasembada Tbk PT..............................  10,697,000   1,196,457
    Fajar Surya Wisesa Tbk PT..............................     644,000     322,375
*   Gajah Tunggal Tbk PT...................................  14,249,800     581,974
*   Garuda Indonesia Persero Tbk PT........................  44,799,949     594,903
    Global Mediacom Tbk PT.................................  64,609,000   1,395,500
*   Hanson International Tbk PT............................ 384,975,000   3,067,988
    Harum Energy Tbk PT....................................   7,772,400   1,004,153
    Hexindo Adiperkasa Tbk PT..............................     508,500      95,426
*   Holcim Indonesia Tbk PT................................   6,836,200     821,744
    Impack Pratama Industri Tbk PT.........................     169,800      10,669
    Indah Kiat Pulp & Paper Corp. Tbk PT...................  13,436,900  11,260,889
    Indika Energy Tbk PT...................................  12,820,200   1,894,301
    Indo Tambangraya Megah Tbk PT..........................   2,670,000   4,374,824
*   Indofarma Persero Tbk PT...............................      76,200      19,578
    Indomobil Sukses Internasional Tbk PT..................     253,300      31,624
*   Indo-Rama Synthetics Tbk PT............................     115,600      31,596
    Indosat Tbk PT.........................................   1,526,600     242,356
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT...........  23,911,300   1,258,495
    INOVISI Infracom Tbk PT................................           0           0
*   Inti Agri Resources Tbk PT.............................  37,935,300     496,934
*   Intikeramik Alamasri Industri Tbk PT...................  16,025,700     166,019
*   Intiland Development Tbk PT............................  67,731,332   1,451,931
    Japfa Comfeed Indonesia Tbk PT.........................  41,374,600   5,533,678
    Jaya Real Property Tbk PT..............................  14,299,600     573,551
*   Kawasan Industri Jababeka Tbk PT....................... 155,903,557   2,276,353
    KMI Wire & Cable Tbk PT................................  17,852,200     289,395
*   Krakatau Steel Persero Tbk PT..........................  34,945,702     851,638
*   Kresna Graha Investama Tbk PT.......................... 110,986,300   4,563,917
    Link Net Tbk PT........................................   6,391,200   1,844,539
*   Lippo Cikarang Tbk PT..................................   3,898,800     395,829
    Lippo Karawaci Tbk PT.................................. 123,898,600   2,289,480
*   Malindo Feedmill Tbk PT................................   7,512,500     612,553
    Matahari Department Store Tbk PT.......................   1,792,900     572,801
*   Matahari Putra Prima Tbk PT............................   5,355,028      52,868
*   Medco Energi Internasional Tbk PT......................  64,505,733   3,480,118
    Media Nusantara Citra Tbk PT...........................  28,370,000   1,459,673
*   Mega Manunggal Property Tbk PT.........................   1,096,800      37,853
    Metrodata Electronics Tbk PT...........................   1,242,800      58,423
    Metropolitan Kentjana Tbk PT...........................       7,900      11,490
*   Minna Padi Investama Sekuritas Tbk PT..................     132,900       4,718
    Mitra Adiperkasa Tbk PT................................  64,112,000   3,377,782
*   Mitra Keluarga Karyasehat Tbk PT.......................   7,050,000     664,077
    Mitra Pinasthika Mustika Tbk PT........................   8,404,900     426,070
*   MNC Investama Tbk PT................................... 193,556,400     979,595
*   MNC Land Tbk PT........................................  10,317,000      93,204

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
                                                              SHARES     VALUE>>
                                                            ----------- ----------
INDONESIA -- (Continued)
*   MNC Vision Network PT..................................   1,540,000 $   89,624
    Modernland Realty Tbk PT...............................  84,698,300  1,214,853
*   Multipolar Tbk PT......................................  36,912,900    206,438
*   Multistrada Arah Sarana Tbk PT.........................   6,893,700    268,046
    Nippon Indosari Corpindo Tbk PT........................  19,562,789  1,352,619
    Pabrik Kertas Tjiwi Kimia Tbk PT.......................   3,786,100  2,573,870
*   Pacific Strategic Financial Tbk PT.....................   5,979,900    197,892
    Pakuwon Jati Tbk PT....................................  21,268,400    669,260
    Pan Brothers Tbk PT....................................  30,784,400  1,123,360
*   Panin Financial Tbk PT................................. 155,409,200  2,805,608
*   Panin Insurance Tbk PT.................................   8,919,100    591,464
    Panin Sekuritas Tbk PT.................................      30,500      2,726
*   Pelat Timah Nusantara Tbk PT...........................      52,300     12,400
*   Pelayaran Tamarin Samudra Tbk PT.......................   3,938,500    777,401
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT..  27,446,700  2,332,864
*   Pool Advista Indonesia Tbk PT..........................  10,600,800  3,173,677
    PP Persero Tbk PT......................................  26,675,014  2,340,870
    PP Properti Tbk PT..................................... 113,895,500    720,583
    Puradelta Lestari Tbk PT...............................   1,474,000     12,607
    Ramayana Lestari Sentosa Tbk PT........................  28,425,300  2,226,805
    Resource Alam Indonesia Tbk PT.........................   2,456,000     56,847
*   Rimo International Lestari Tbk PT...................... 107,276,300  1,108,746
    Rukun Raharja Tbk PT...................................     491,600     15,329
    Salim Ivomas Pratama Tbk PT............................  34,987,500  1,059,532
    Sampoerna Agro PT......................................   5,969,300    939,828
    Sawit Sumbermas Sarana Tbk PT..........................  25,918,100  2,149,682
    Selamat Sempurna Tbk PT................................  21,783,500  2,114,042
    Semen Baturaja Persero Tbk PT..........................  21,982,200  2,547,304
*   Sentul City Tbk PT..................................... 169,782,000  1,062,566
*   Siloam International Hospitals Tbk PT..................   3,758,350    568,464
    Sinar Mas Agro Resources & Technology Tbk PT...........   1,037,460    285,255
*   Sitara Propertindo Tbk PT..............................  39,088,000  2,366,459
*   Smartfren Telecom Tbk PT...............................  11,923,000     79,249
    Sri Rejeki Isman Tbk PT................................  69,942,631  1,670,565
*   Sugih Energy Tbk PT.................................... 100,457,800    330,399
    Sumber Alfaria Trijaya Tbk PT..........................     293,400     14,579
    Summarecon Agung Tbk PT................................  70,624,664  2,786,970
*   Surya Esa Perkasa Tbk PT...............................   3,400,300     67,056
    Surya Semesta Internusa Tbk PT.........................  32,513,600    997,512
    Tempo Scan Pacific Tbk PT..............................   1,314,400    119,373
*   Tiga Pilar Sejahtera Food Tbk..........................  19,238,200    212,598
    Timah Tbk PT...........................................  26,432,514  1,124,172
    Tiphone Mobile Indonesia Tbk PT........................  18,845,000    794,818
    Total Bangun Persada Tbk PT............................  12,766,100    428,044
    Tower Bersama Infrastructure Tbk PT....................   5,926,300  1,824,380
*   Trada Alam Minera Tbk PT............................... 206,255,700  2,463,385
*   Trias Sentosa Tbk PT...................................  33,492,700    882,126
    Tunas Baru Lampung Tbk PT..............................  20,570,900  1,204,070
    Tunas Ridean Tbk PT....................................  12,252,300    925,425
    Ultrajaya Milk Industry & Trading Co. Tbk PT...........  15,006,900  1,222,545
    Unggul Indah Cahaya Tbk PT.............................      48,239     11,374
*   Vale Indonesia Tbk PT..................................  16,481,600  3,180,883
*   Visi Media Asia Tbk PT.................................  58,082,200    512,307
    Waskita Beton Precast Tbk PT...........................  63,595,900  1,332,399
    Wijaya Karya Beton Tbk PT..............................  21,627,800    427,029
    Wijaya Karya Persero Tbk PT............................  25,733,007  1,865,122

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
INDONESIA -- (Continued)
*    XL Axiata Tbk PT.......................................  2,683,700 $    463,765
                                                             ---------- ------------
TOTAL INDONESIA.............................................             169,629,227
                                                                        ------------
MALAYSIA -- (3.5%)
#    7-Eleven Malaysia Holdings Bhd, Class B................  2,721,346      892,700
#    Aeon Co. M Bhd.........................................  3,731,600    1,507,154
#    AEON Credit Service M Bhd..............................    711,500    2,570,157
     AFFIN Bank Bhd.........................................  1,657,120      895,438
# *  AirAsia X Bhd.......................................... 17,602,300      969,656
     Ajinomoto Malaysia Bhd.................................     86,600      380,951
     Alliance Bank Malaysia Bhd.............................  3,286,400    3,112,593
     Allianz Malaysia Bhd...................................    143,500      417,862
     Amway Malaysia Holdings Bhd............................    294,000      470,204
#    Ann Joo Resources Bhd..................................    889,750      310,718
     APM Automotive Holdings Bhd............................    256,900      201,238
     Benalec Holdings Bhd...................................  3,370,900      165,316
# *  Berjaya Assets Bhd.....................................  3,662,800      246,227
# *  Berjaya Corp. Bhd...................................... 23,607,127    1,580,953
     Berjaya Food Bhd.......................................    357,600      117,858
*    Berjaya Land Bhd.......................................  3,930,700      188,546
#    Berjaya Sports Toto Bhd................................  4,343,167    2,180,616
# *  Bermaz Auto Bhd........................................  5,003,600    2,272,597
     BIMB Holdings Bhd......................................  1,490,308    1,304,561
     Bintulu Port Holdings Bhd..............................     25,900       32,558
#    Bonia Corp. Bhd........................................  1,119,300       65,561
*    Borneo Aqua Harvest Bhd................................     42,700       10,320
# *  Borneo Oil Bhd.........................................  6,671,999       79,098
     Boustead Holdings Bhd..................................  2,775,328    1,041,173
     Boustead Plantations Bhd...............................  3,337,499      754,216
# *  Bumi Armada Bhd........................................ 17,512,700    1,693,448
     Bursa Malaysia Bhd.....................................  5,225,900    9,149,440
#    CAB Cakaran Corp. Bhd..................................  2,339,700      397,195
     Cahya Mata Sarawak Bhd.................................  3,670,800    2,546,926
     Can-One Bhd............................................    404,600      193,370
#    Carlsberg Brewery Malaysia Bhd, Class B................  1,230,800    5,239,114
     CB Industrial Product Holding Bhd......................  2,699,940      698,216
     CCK Consolidated Holdings BHD..........................     86,900       16,639
     CCM Duopharma Biotech Bhd..............................    624,100      158,038
     Chin Teck Plantations BHD..............................     33,000       57,150
     CJ Century Logistics Holdings Bhd, Class B.............  1,140,500      129,527
     Coastal Contracts Bhd..................................  1,753,366      381,683
#    Comfort Glove Bhd......................................    772,600      162,549
     CRG Group..............................................  1,119,300       24,074
     CSC Steel Holdings Bhd.................................    875,500      215,368
     Cypark Resources Bhd...................................  1,086,900      660,721
     D&O Green Technologies Bhd.............................  3,629,800      734,016
     Dagang NeXchange Bhd................................... 10,070,500      892,526
     Daibochi Bhd...........................................    133,056       61,932
#    Datasonic Group Bhd....................................  3,464,100      298,211
*    Dayang Enterprise Holdings Bhd.........................  2,206,396      281,349
#    DRB-Hicom Bhd..........................................  5,963,800    2,683,147
     Dutch Lady Milk Industries Bhd.........................    143,300    2,190,790
#    Eastern & Oriental Bhd.................................  6,311,807    1,784,293
*    Eco World Development Group Bhd........................  7,256,900    1,735,458
*    Eco World International Bhd............................    623,300      133,296
#    Econpile Holdings Bhd..................................  4,724,750      752,586

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
                                                               SHARES    VALUE>>
                                                             ---------- ----------
MALAYSIA -- (Continued)
#    Ekovest BHD............................................  8,687,850 $1,019,224
     Engtex Group Bhd.......................................    448,700     96,033
     Evergreen Fibreboard Bhd...............................  4,150,750    461,655
     FAR East Holdings BHD..................................    209,100    145,300
#    FGV Holdings Bhd....................................... 11,073,500  3,708,197
     Frontken Corp. Bhd.....................................  4,110,500    818,319
     Gabungan AQRS Bhd......................................  1,795,500    395,711
     Gadang Holdings Bhd....................................  2,705,000    397,961
#    Gas Malaysia Bhd.......................................  1,177,400    801,625
#    George Kent Malaysia Bhd...............................  2,877,400    750,614
#    Globetronics Technology Bhd............................  4,241,673  2,244,420
     Glomac Bhd.............................................  3,140,280    296,281
#    Guan Chong Bhd.........................................     60,800     33,744
#    GuocoLand Malaysia Bhd.................................  1,578,400    301,968
     Hai-O Enterprise Bhd...................................  1,388,520  1,141,871
     HAP Seng Consolidated Bhd..............................  1,606,040  3,779,500
     Hap Seng Plantations Holdings Bhd......................  1,241,100    548,819
     Heineken Malaysia Bhd..................................    961,600  4,137,149
#    Hengyuan Refining Co. Bhd..............................    822,400  1,153,562
#    HeveaBoard Bhd.........................................  2,880,400    561,657
*    Hiap Teck Venture Bhd..................................  6,749,600    548,018
*    Hibiscus Petroleum Bhd.................................  9,178,500  2,447,695
     Hock Seng LEE Bhd......................................  1,313,408    420,676
     Hong Leong Industries Bhd..............................    614,100  1,549,802
#    HSS Engineers Bhd......................................  1,441,500    295,049
     Hua Yang Bhd...........................................  1,763,466    158,642
*    Hume Industries Bhd....................................    281,872     52,618
     Hup Seng Industries Bhd................................  1,433,633    356,500
     I-Bhd..................................................  2,168,400    238,854
     IGB Bhd................................................    604,277    365,048
     IJM Corp. Bhd..........................................    176,000     68,609
     IJM Plantations Bhd....................................  1,546,600    701,816
#    Inari Amertron Bhd.....................................  8,662,745  4,069,054
     Inch Kenneth Kajang Rubber P.L.C.......................  1,045,300    164,907
     Insas Bhd..............................................  3,987,881    667,403
*    Iris Corp. Bhd......................................... 15,686,100    544,018
# *  Iskandar Waterfront City Bhd...........................  3,648,200    436,300
# *  JAKS Resources Bhd.....................................  3,014,900    656,835
#    Jaya Tiasa Holdings Bhd................................  3,143,327    402,178
#    JCY International Bhd..................................  3,776,100    225,731
#    JHM Consolidation Bhd..................................    753,100    193,119
#    Karex Bhd..............................................  2,710,149    401,812
     Keck Seng Malaysia Bhd.................................    858,750    835,355
     Kenanga Investment Bank Bhd............................  1,871,360    277,491
     Kerjaya Prospek Group Bhd..............................  2,085,980    583,629
     Kesm Industries Bhd....................................     73,200    178,718
     Kian JOO CAN Factory Bhd...............................  1,801,180    948,685
     Kim Loong Resources Bhd................................  1,032,880    303,730
#    Kimlun Corp. Bhd.......................................    738,786    205,008
# *  KNM Group Bhd.......................................... 13,729,780    442,683
     Kossan Rubber Industries...............................  5,941,800  5,876,601
     KPJ Healthcare Bhd..................................... 22,346,700  5,555,883
#    Kretam Holdings Bhd....................................  4,653,800    451,008
# *  KSL Holdings Bhd.......................................  4,585,518    777,732
     Kumpulan Fima BHD......................................    826,650    302,723
     Kumpulan Perangsang Selangor Bhd.......................  1,701,646    509,275
*    Kwantas Corp. BHD......................................    181,100     49,693

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
                                                               SHARES    VALUE>>
                                                             ---------- ----------
MALAYSIA -- (Continued)
# *  Lafarge Malaysia Bhd...................................  1,398,700 $  718,880
*    Land & General Bhd..................................... 15,164,960    560,609
*    Landmarks Bhd..........................................  1,774,700    237,462
#    LBS Bina Group Bhd.....................................  4,793,880    780,490
     Lii Hen Industries Bhd.................................    894,100    617,720
     Lingkaran Trans Kota Holdings Bhd......................  1,287,300  1,207,865
# *  Lion Industries Corp. Bhd..............................  2,520,800    428,183
#    LPI Capital Bhd........................................    357,324  1,398,366
     Magni-Tech Industries Bhd..............................    405,400    431,350
#    Magnum Bhd.............................................  5,097,700  2,207,762
     Mah Sing Group Bhd..................................... 10,068,787  2,311,083
     Malakoff Corp. Bhd.....................................  8,011,400  1,647,997
     Malayan Flour Mills Bhd................................  2,094,450    511,072
*    Malayan United Industries Bhd..........................  2,568,600     98,455
#    Malaysia Building Society Bhd..........................  7,751,678  1,744,907
#    Malaysia Marine and Heavy Engineering Holdings Bhd.....  1,570,900    221,348
*    Malaysian Bulk Carriers Bhd............................  2,678,500    303,482
     Malaysian Pacific Industries Bhd.......................    763,713  1,982,331
#    Malaysian Resources Corp. Bhd.......................... 12,953,298  2,265,027
     Malton Bhd.............................................  2,811,800    333,380
#    Matrix Concepts Holdings Bhd...........................  2,862,058  1,265,093
     MBM Resources BHD......................................  1,379,696    656,430
#    Media Chinese International, Ltd.......................  4,708,500    230,740
*    Media Prima Bhd........................................  6,293,703    609,544
     Mega First Corp. Bhd...................................  1,198,800    868,776
     Mitrajaya Holdings Bhd.................................  2,495,610    200,310
*    MK Land Holdings Bhd...................................  1,877,400     83,227
#    MKH Bhd................................................  2,280,734    675,041
     MMC Corp. Bhd..........................................  2,085,100    533,972
*    MNRB Holdings Bhd......................................  2,800,920    656,878
# *  MPHB Capital Bhd.......................................  1,429,100    396,006
     Muda Holdings Bhd......................................    326,400    124,261
*    Mudajaya Group Bhd.....................................  2,167,066    163,070
     Muhibbah Engineering M Bhd.............................  2,475,450  1,640,342
*    Mulpha International Bhd...............................  1,317,030    582,529
#    My EG Services Bhd..................................... 12,196,200  3,507,084
*    Naim Holdings Bhd......................................  1,119,900    120,407
     NTPM Holdings Bhd......................................    640,000     80,427
#    OCK Group Bhd..........................................  1,947,200    225,986
     Oriental Holdings BHD..................................    582,200    838,824
     OSK Holdings Bhd.......................................  8,212,455  1,787,681
     Pacific & Orient Bhd...................................    239,167     57,660
#    Padini Holdings Bhd....................................  2,991,700  4,020,620
     Panasonic Manufacturing Malaysia Bhd...................    158,984  1,447,573
     Pantech Group Holdings Bhd.............................  2,333,330    253,984
     Paramount Corp. Bhd....................................    769,825    377,654
*    Parkson Holdings Bhd...................................  2,674,947    211,145
# *  Pentamaster Corp. Bhd..................................  1,350,320  1,014,979
# *  PESTECH International Bhd..............................  1,911,800    617,465
#    Petron Malaysia Refining & Marketing Bhd...............    503,900    871,276
     Pharmaniaga Bhd........................................    613,460    398,611
#    PIE Industrial Bhd.....................................  1,306,900    478,567
#    Pos Malaysia Bhd.......................................  2,923,200  2,068,612
     Prestariang Bhd........................................    508,700     63,938
     Protasco Bhd...........................................  2,718,975    227,850
#    Puncak Niaga Holdings Bhd..............................  1,545,620    166,398
     QL Resources Bhd.......................................  4,915,659  8,286,875

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CONTINUED


                                                               SHARES    VALUE>>
                                                             ---------- ----------
MALAYSIA -- (Continued)
     Ranhill Holdings Bhd...................................    859,300 $  205,840
     RGB International Bhd..................................  2,549,714    119,301
# *  Rimbunan Sawit Bhd.....................................  3,667,900    149,199
     Salcon Bhd.............................................  4,112,516    241,236
     Sam Engineering & Equipment M Bhd......................    166,800    321,246
# *  Sapura Energy Bhd...................................... 26,988,800  2,185,799
#    Sarawak Oil Palms Bhd..................................  1,033,504    642,419
     Scicom MSC Bhd.........................................    393,400    157,988
#    Scientex Bhd...........................................  1,570,424  3,223,466
#    SEG International BHD..................................    145,885     23,027
     Selangor Dredging Bhd..................................  1,118,200    192,736
#    Selangor Properties Bhd................................    230,200    295,301
#    Serba Dinamik Holdings Bhd.............................  2,080,300  2,010,483
     Shangri-La Hotels Malaysia Bhd.........................    426,800    563,508
     SHL Consolidated Bhd...................................    246,000    138,570
*    Sino Hua-An International Bhd..........................    201,200     12,313
#    SKP Resources Bhd......................................  5,469,400  1,661,553
     Star Media Group Bhd...................................  1,923,800    352,018
*    Sumatec Resources Bhd.................................. 12,844,200     92,661
*    Sunsuria Bhd...........................................     30,600      6,219
     Sunway Bhd.............................................  2,303,979    754,451
     Sunway Construction Group Bhd..........................  2,206,036    766,731
#    Supermax Corp. Bhd.....................................  3,605,300  2,747,582
     Suria Capital Holdings Bhd.............................    699,800    255,666
     Syarikat Takaful Malaysia Keluarga Bhd.................  2,328,500  2,166,222
     Symphony Life Bhd......................................    306,287     25,612
#    Ta Ann Holdings Bhd....................................  1,647,489    906,172
     TA Enterprise Bhd......................................  9,123,900  1,309,361
     TA Global Bhd..........................................  8,747,540    554,067
#    Taliworks Corp. Bhd....................................  3,719,416    676,280
     Tambun Indah Land Bhd..................................  1,363,100    262,840
     Tan Chong Motor Holdings Bhd...........................  1,527,900    540,706
     Tasek Corp. Bhd........................................     81,800    109,492
#    TDM Bhd................................................  5,414,520    265,430
     TH Plantations Bhd.....................................  1,549,360    231,571
     Thong Guan Industries Bhd..............................    195,900    102,534
#    TIME dotCom Bhd........................................  2,031,888  3,789,465
# *  Tiong NAM Logistics Holdings...........................  1,439,016    298,248
#    TMC Life Sciences Bhd..................................  1,230,100    216,152
     Tropicana Corp. Bhd....................................  4,261,355    886,547
     TSH Resources Bhd......................................  4,102,200    991,531
#    Tune Protect Group Bhd.................................  4,183,300    624,687
#    Uchi Technologies Bhd..................................  1,685,900  1,169,553
#    UEM Edgenta Bhd........................................  2,668,700  1,635,417
     UEM Sunrise Bhd........................................ 12,719,600  2,086,227
     UMW Holdings Bhd.......................................  1,095,600  1,245,044
#    Unisem M Bhd...........................................  3,906,890  2,700,712
     United Malacca Bhd.....................................    466,350    637,340
     United Plantations Bhd.................................    436,000  2,791,726
     United U-Li Corp. BHD..................................    241,000     31,158
     UOA Development Bhd....................................  5,353,900  2,497,991
# *  Velesto Energy Bhd..................................... 26,921,108  1,670,614
#    ViTrox Corp. Bhd.......................................    840,100  1,469,774
# *  Vivocom International Holdings Bhd..................... 11,667,833     69,670
*    Vizione Holdings Bhd...................................    148,628     31,937
#    VS Industry Bhd........................................  6,850,037  2,621,781
*    Wah Seong Corp. Bhd....................................  2,187,269    467,876

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
                                                               SHARES     VALUE>>
                                                              --------- ------------
MALAYSIA -- (Continued)
*    WCE Holdings Bhd........................................   758,500 $    121,646
#    WCT Holdings Bhd........................................ 7,900,002    1,531,420
#    Wellcall Holdings Bhd................................... 2,990,700      837,384
     WTK Holdings Bhd........................................ 2,322,000      255,452
     Yinson Holdings Bhd..................................... 3,961,800    4,215,989
#    YNH Property Bhd........................................ 3,542,616    1,140,645
# *  Yong Tai BHD............................................ 1,103,500      162,343
*    YTL Land & Development Bhd.............................. 1,028,200       98,077
     Zhulian Corp. Bhd.......................................   498,833      155,001
                                                              --------- ------------
TOTAL MALAYSIA...............................................            226,634,452
                                                                        ------------
MEXICO -- (2.8%)
     Alpek S.A.B. de C.V..................................... 4,201,335    5,573,996
#    Alsea S.A.B. de C.V..................................... 5,537,730   14,181,518
# *  Axtel S.A.B. de C.V..................................... 8,375,710    1,368,927
#    Banco del Bajio SA...................................... 2,920,269    5,730,345
*    Bio Pappel S.A.B. de C.V................................   347,496      357,191
     Bolsa Mexicana de Valores S.A.B. de C.V................. 4,230,469    6,376,969
*    CMR S.A.B. de C.V.......................................     1,323          325
     Consorcio ARA S.A.B. de C.V............................. 9,007,972    2,381,343
*    Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR..   288,296    1,773,020
# *  Controladora Vuela Cia de Aviacion S.A.B. de C.V.,
       Class A............................................... 2,046,089    1,256,063
*    Corp. Interamericana de Entretenimiento S.A.B. de C.V.,
       Class B...............................................   960,372      895,211
     Corp. Actinver S.A.B. de C.V............................   198,770      127,208
     Corp. Inmobiliaria Vesta S.A.B. de C.V.................. 6,228,224    7,588,571
     Corp. Moctezuma S.A.B. de C.V...........................   861,300    3,179,643
     Corporativo Fragua S.A.B. de C.V........................         3           39
*    Corporativo GBM S.A.B. de C.V...........................    22,477       14,329
     Corpovael S.A. de C.V...................................    73,341       53,399
#    Credito Real S.A.B. de C.V. SOFOM ER.................... 1,889,121    2,150,147
     Cydsa S.A.B. de C.V.....................................    10,875       16,216
*    Desarrolladora Homex S.A.B. de C.V...................... 2,298,117       26,021
# *  Elementia S.A.B. de C.V.................................   642,287      363,620
# *  Empresas ICA S.A.B. de C.V.............................. 3,768,186       56,523
*    Financiera Independencia S.A.B. de C.V. SOFOM ENR.......     6,374          910
# *  Genomma Lab Internacional S.A.B. de C.V., Class B....... 7,157,330    4,552,334
#    Gentera S.A.B. de C.V................................... 8,465,625    6,859,768
# *  Grupo Aeromexico S.A.B. de C.V.......................... 2,218,554    2,445,371
     Grupo Aeroportuario del Centro Norte S.A.B. de C.V...... 3,198,583   16,752,477
     Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B.     7,466      123,167
     Grupo Cementos de Chihuahua S.A.B. de C.V............... 1,391,249    7,533,870
#    Grupo Comercial Chedraui S.A. de C.V.................... 3,156,757    5,574,336
*    Grupo Famsa S.A.B. de C.V., Class A..................... 2,338,489    1,160,423
     Grupo Financiero Banorte S.A.B. de C.V..................   245,756    1,354,891
*    Grupo GICSA SAB de CV................................... 2,499,256      968,291
#    Grupo Herdez S.A.B. de C.V.............................. 1,998,048    3,703,322
*    Grupo Hotelero Santa Fe S.A.B. de C.V...................   555,076      246,206
#    Grupo Industrial Saltillo S.A.B. de C.V................. 1,098,605    1,319,629
     Grupo KUO S.A.B. de C.V.................................   758,658    1,792,701
#    Grupo Lala S.A.B. de C.V................................ 1,157,492    1,017,131
*    Grupo Pochteca S.A.B. de C.V............................   561,552      179,552

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
                                                               SHARES     VALUE>>
                                                             ---------- ------------
MEXICO -- (Continued)
     Grupo Posadas S.A.B. de C.V............................    198,900 $    390,686
#    Grupo Rotoplas S.A.B. de C.V...........................    902,602      879,796
     Grupo Sanborns S.A.B. de C.V...........................    905,924      823,719
*    Grupo Simec S.A.B. de C.V..............................  1,217,425    3,305,281
*    Grupo Sports World S.A.B. de C.V.......................    583,706      574,705
*    Hoteles City Express S.A.B. de C.V.....................  2,328,069    2,578,689
     Industrias Bachoco S.A.B. de C.V., Sponsored ADR.......     29,952    1,313,695
     Industrias Bachoco S.A.B. de C.V.......................  1,379,242    5,044,190
*    Industrias CH S.A.B. de C.V............................  1,957,588    7,033,083
*    La Comer S.A.B. de C.V.................................  4,128,616    4,308,846
# *  Maxcom Telecomunicaciones S.A.B. de C.V................    246,465       71,586
     Megacable Holdings S.A.B. de C.V.......................  1,921,982    8,544,876
# *  Minera Frisco S.A.B. de C.V., Class A1.................  2,242,920      700,041
     Nemak S.A.B. de C.V....................................  5,514,872    3,982,778
     OHL Mexico S.A.B. de C.V...............................    189,833      261,014
     Organizacion Cultiba S.A.B. de C.V.....................  1,205,623      988,797
*    Organizacion Soriana S.A.B. de C.V., Class B...........    198,159      258,707
     Promotora y Operadora de Infraestructura S.A.B. de
       C.V..................................................    527,979    4,794,197
#    Promotora y Operadora de Infraestructura S.A.B. de
       C.V..................................................     11,618       79,786
     Qualitas Controladora S.A.B. de C.V....................  1,849,211    3,718,768
     Rassini S.A.B. de C.V..................................    432,622    1,441,204
     Rassini S.A.B. de C.V., Class A........................    283,764      451,910
#    Regional S.A.B. de C.V.................................  2,221,228   10,942,527
# *  Telesites S.A.B. de C.V................................ 10,323,806    6,393,535
#    TV Azteca S.A.B. de C.V................................ 12,256,140    1,327,385
#    Unifin Financiera S.A.B. de C.V. SOFOM ENR.............    559,945    1,049,419
     Vitro S.A.B. de C.V....................................    943,380    2,275,639
                                                             ---------- ------------
TOTAL MEXICO................................................             182,589,862
                                                                        ------------
PHILIPPINES -- (1.3%)
     8990 Holdings, Inc.....................................  1,341,900      177,745
     A Soriano Corp.........................................  3,430,211      399,079
     ACR Mining Corp........................................     48,205        3,024
*    AgriNurture, Inc.......................................  1,488,000      494,981
     Alsons Consolidated Resources, Inc.....................  7,226,000      174,405
*    Apex Mining Co., Inc...................................  9,649,000      328,838
*    Atlas Consolidated Mining & Development Corp...........  6,148,000      333,729
     Belle Corp............................................. 31,632,400    1,396,169
     Bloomberry Resorts Corp................................ 20,437,200    3,213,007
     Cebu Air, Inc..........................................  1,594,810    1,906,260
     Cebu Holdings, Inc.....................................  3,294,900      330,498
*    CEMEX Holdings Philippines, Inc........................  8,976,600      355,886
     Century Pacific Food, Inc..............................  6,054,300    1,512,486
     Century Properties Group, Inc.......................... 26,261,151      203,482
     China Banking Corp.....................................  2,547,728    1,333,366
     Cirtek Holdings Philippines Corp.......................    931,700      680,094
     COL Financial Group, Inc...............................     92,200       27,051
     Cosco Capital, Inc..................................... 17,361,800    2,198,117
     D&L Industries, Inc.................................... 19,275,600    4,106,879
*    DoubleDragon Properties Corp...........................  3,427,290    1,232,275
     Eagle Cement Corp......................................    182,400       51,822
*    East West Banking Corp.................................  5,108,400    1,081,137
*    EEI Corp...............................................  3,410,500      565,394
     Emperador, Inc.........................................  7,185,800      935,263

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
                                                              SHARES      VALUE>>
                                                            ----------- -----------
PHILIPPINES -- (Continued)
*   Empire East Land Holdings, Inc.........................  19,885,000 $   193,376
*   Energy Development Corp................................  11,405,382   1,464,581
    Filinvest Development Corp.............................   3,314,322     448,501
    Filinvest Land, Inc.................................... 101,234,577   2,650,524
    First Gen Corp.........................................   9,938,800   2,905,587
    First Philippine Holdings Corp.........................   2,200,820   2,621,337
*   Global Ferronickel Holdings, Inc.......................  12,737,294     433,060
*   Global-Estate Resorts, Inc.............................   2,410,000      47,525
    Integrated Micro-Electronics, Inc......................   4,053,614     815,882
    Leisure & Resorts World Corp...........................   3,143,640     199,546
*   Lepanto Consolidated Mining Co.........................  37,125,454      76,907
    Lopez Holdings Corp....................................  19,862,300   1,571,108
    MacroAsia Corp.........................................   4,027,660   1,295,997
    Manila Water Co., Inc..................................   9,164,600   4,286,889
    Max's Group, Inc.......................................   1,834,200     368,905
    Megawide Construction Corp.............................   6,066,308   2,037,280
*   Melco Resorts And Entertainment Philippines Corp.......  14,056,700   1,883,705
    Metro Retail Stores Group, Inc.........................   5,654,900     235,143
    Nickel Asia Corp.......................................  16,068,600     763,332
    Pepsi-Cola Products Philippines, Inc...................  12,311,900     381,016
    Petron Corp............................................  15,670,800   2,371,897
    Philex Mining Corp.....................................   4,608,700     299,620
*   Philippine National Bank...............................   2,084,475   1,544,491
*   Philippine National Construction Corp..................     173,000       2,971
    Philippine Savings Bank................................     356,863     520,643
    Philippine Seven Corp..................................       2,850       5,596
    Philippine Stock Exchange, Inc. (The)..................     121,592     420,570
*   Philweb Corp...........................................   2,975,240     195,250
    Phinma Energy Corp.....................................  12,750,000     229,055
    Phoenix Petroleum Philippines, Inc.....................   2,243,580     461,924
    Pilipinas Shell Petroleum Corp.........................     861,790     783,540
    Premium Leisure Corp...................................  36,631,000     506,965
*   Prime Orion Philippines, Inc...........................   3,187,000     136,102
    Puregold Price Club, Inc...............................   4,655,100   3,536,238
*   PXP Energy Corp........................................   4,902,300   1,639,177
    RFM Corp...............................................   8,856,668     793,474
    Rizal Commercial Banking Corp..........................   3,917,452   2,126,138
    Robinsons Land Corp....................................  15,350,651   6,034,022
    Robinsons Retail Holdings, Inc.........................   2,176,800   3,085,334
    San Miguel Food and Beverage, Inc......................   1,328,490   2,112,024
    Security Bank Corp.....................................     155,910     421,340
    Semirara Mining & Power Corp...........................   1,226,000     641,194
    Shakey's Pizza Asia Ventures, Inc......................     201,400      39,045
    SSI Group, Inc.........................................   8,413,000     425,151
    Starmalls, Inc.........................................     306,700      36,406
    STI Education Systems Holdings, Inc....................  19,394,000     246,653
*   Travellers International Hotel Group, Inc..............   8,686,000     844,299
    Union Bank Of Philippines..............................   1,467,341   1,833,464
    Vista Land & Lifescapes, Inc...........................  42,625,600   4,211,741
    Wilcon Depot, Inc......................................   4,555,800     963,856
*   Xurpas, Inc............................................   4,266,400     122,915
                                                            ----------- -----------
TOTAL PHILIPPINES..........................................              84,312,283
                                                                        -----------
POLAND -- (1.3%)
*   AB SA..................................................       1,082       5,608
    Agora SA...............................................     269,085     651,449

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
                                                              SHARES     VALUE>>
                                                             --------- -----------
POLAND -- (Continued)
*    Alior Bank SA..........................................   172,533 $ 2,589,859
     Alumetal SA............................................     2,946      33,138
     Amica SA...............................................    19,398     535,559
*    AmRest Holdings SE.....................................     3,080      31,809
     Apator SA..............................................    69,995     434,417
     Asseco Poland SA.......................................   641,693   8,074,131
     Bank Handlowy w Warszawie SA...........................     4,914      89,625
*    Bank Millennium SA.....................................     3,983       9,169
*    Bank Ochrony Srodowiska SA.............................    12,873      22,486
*    Bioton SA..............................................   539,811     881,644
*    Boryszew SA............................................   897,624   1,118,786
     Budimex SA.............................................    82,849   2,675,558
     CCC SA.................................................    34,897   1,517,834
*    CD Projekt SA..........................................    80,310   3,306,098
     Ciech SA...............................................   264,860   2,928,325
#    ComArch SA.............................................    10,196     447,441
     Dom Development SA.....................................     7,157     126,186
#    Echo Investment SA.....................................    54,080      56,476
*    Enea SA................................................ 1,491,141   3,122,242
*    Energa SA.............................................. 1,026,432   2,083,889
#    Eurocash SA............................................   600,688   3,194,792
*    Fabryki Mebli Forte SA.................................   125,848     822,071
#    Famur SA...............................................   949,342   1,378,868
     Firma Oponiarska Debica SA.............................    29,483     815,672
*    Getin Holding SA....................................... 3,004,455     195,835
# *  Getin Noble Bank SA.................................... 2,585,838     363,778
     Globe Trade Centre SA..................................   411,208     862,098
     Grupa Azoty SA.........................................    48,433     326,636
     Grupa Azoty Zaklady Chemiczne Police SA................    76,751     257,444
     Grupa Kety SA..........................................    74,188   6,591,254
*    Impexmetal SA..........................................   935,588     760,126
     Inter Cars SA..........................................    40,296   2,520,827
*    Jastrzebska Spolka Weglowa SA..........................    61,570   1,183,683
     Kernel Holding SA......................................   386,823   4,952,626
#    KRUK SA................................................   135,249   6,499,180
     LC Corp. SA............................................ 1,260,913     788,361
     Lentex SA..............................................   124,367     230,181
*    Lubelski Wegiel Bogdanka SA............................    72,586   1,017,449
*    Netia SA............................................... 1,046,440   1,278,442
     Neuca SA...............................................    15,916     953,932
*    NEWAG SA...............................................       493       2,170
*    Orange Polska SA....................................... 2,286,575   2,584,231
     Orbis SA...............................................   133,611   2,342,709
#    Pfleiderer Group SA....................................    26,162     193,487
*    PKP Cargo SA...........................................   139,185   1,459,680
*    Polnord SA.............................................   261,294     632,371
*    Rafako SA..............................................   524,953     273,260
     Stalexport Autostrady SA...............................   517,231     441,217
     Stalprodukt SA.........................................     9,458     909,261
*    Tauron Polska Energia SA............................... 7,193,941   3,336,836
#    Trakcja SA.............................................   245,280     195,393
*    Vistula Group SA....................................... 1,361,614   1,381,944
#    Warsaw Stock Exchange..................................   180,325   1,814,516
     Wawel SA...............................................     1,751     365,127
     Zespol Elektrowni Patnow Adamow Konin SA...............    86,991     158,108
                                                             --------- -----------

TOTAL POLAND................................................            81,825,294
                                                                       -----------

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
                                                               SHARES     VALUE>>
                                                             ---------- -----------
RUSSIA -- (0.0%)
     Etalon Group P.L.C., GDR...............................     97,637 $   225,053
     Globaltrans Investment P.L.C., GDR.....................     90,208     884,038
*    Lenta, Ltd., GDR.......................................    275,795     987,346
*    Mechel PJSC, Sponsored ADR.............................     37,997     104,112
     Ros Agro P.L.C., GDR...................................      6,818      68,726
     TMK PJSC, GDR..........................................     42,949     163,206
                                                             ---------- -----------
TOTAL RUSSIA................................................              2,432,481
                                                                        -----------
SINGAPORE -- (0.0%)
*    Pacc Offshore Services Holdings, Ltd...................  1,076,856     175,795
                                                             ---------- -----------
SOUTH AFRICA -- (6.9%)
     Adcock Ingram Holdings, Ltd............................    775,796   3,024,398
*    Adcorp Holdings, Ltd...................................    903,638   1,250,239
     Advtech, Ltd...........................................  3,884,090   3,760,203
     AECI, Ltd..............................................  1,192,049   7,671,377
     African Oxygen, Ltd....................................    967,199   1,912,621
*    African Phoenix Investments, Ltd.......................  5,869,014     193,925
     African Rainbow Minerals, Ltd..........................  1,158,740   9,810,910
     Afrimat, Ltd...........................................    226,126     413,461
     Alexander Forbes Group Holdings, Ltd...................  4,790,186   1,687,321
*    Allied Electronics Corp., Ltd., Class A................    522,743     622,227
     Alviva Holdings, Ltd...................................  1,321,645   1,577,878
*    ArcelorMittal South Africa, Ltd........................  1,850,824     477,615
# *  Ascendis Health, Ltd...................................  1,529,922     787,907
     Assore, Ltd............................................    137,435   2,879,934
     Astral Foods, Ltd......................................    439,962   5,917,553
*    Attacq, Ltd............................................  1,738,045   1,714,616
*    Aveng, Ltd............................................. 49,342,489     167,532
     AVI, Ltd...............................................  3,570,463  24,210,196
     Barloworld, Ltd........................................  2,262,370  18,440,236
     Blue Label Telecoms, Ltd...............................  4,301,556   1,511,876
# *  Brait SE...............................................  2,007,780   5,025,380
     Cashbuild, Ltd.........................................    212,088   3,871,099
     Caxton and CTP Publishers and Printers, Ltd............    313,704     212,263
     City Lodge Hotels, Ltd.................................    321,275   2,850,540
     Clicks Group, Ltd......................................  2,147,883  27,361,011
     Clover Industries, Ltd.................................  1,360,664   1,514,989
     Coronation Fund Managers, Ltd..........................  2,216,090   7,382,347
# *  Curro Holdings, Ltd....................................  1,016,595   1,651,578
     DataTec, Ltd...........................................  3,778,894   5,987,812
#    Dis-Chem Pharmacies, Ltd...............................  1,548,491   3,034,127
     Distell Group Holdings, Ltd............................    302,622   2,237,809
     DRDGOLD, Ltd., Sponsored ADR...........................      9,400      23,594
#    DRDGOLD, Ltd...........................................  2,932,131     741,129
*    enX Group, Ltd.........................................    408,074     360,008
     EOH Holdings, Ltd......................................  1,098,252   2,451,700
# *  Famous Brands, Ltd.....................................    695,489   4,949,019
     Foschini Group, Ltd. (The).............................  1,062,168  11,627,790
     Gold Fields, Ltd.......................................  1,378,501   3,644,412
     Gold Fields, Ltd., Sponsored ADR.......................  1,956,577   5,204,495
     Grand Parade Investments, Ltd..........................  3,013,383     453,382
*    Grindrod Shipping Holdings, Ltd........................    123,682     808,477
*    Grindrod, Ltd..........................................  4,922,130   2,213,670
*    Group Five, Ltd........................................  1,015,485      76,542
#    Harmony Gold Mining Co., Ltd...........................  2,241,964   4,185,488
     Harmony Gold Mining Co., Ltd., Sponsored ADR...........  2,381,883   4,382,665

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- ------------
SOUTH AFRICA -- (Continued)
*    Howden Africa Holdings, Ltd............................     39,220 $    111,696
     Hudaco Industries, Ltd.................................    276,905    2,634,238
     Hulamin, Ltd...........................................  1,369,904      458,744
*    Impala Platinum Holdings, Ltd..........................  4,359,349    8,010,639
     Imperial Holdings, Ltd.................................    543,041    6,025,362
#    Invicta Holdings, Ltd..................................    370,489      840,112
     Italtile, Ltd..........................................    520,122      456,864
     JSE, Ltd...............................................    980,747   10,896,548
     KAP Industrial Holdings, Ltd........................... 11,644,129    6,150,429
     Lewis Group, Ltd.......................................    979,504    2,087,344
#    Liberty Holdings, Ltd..................................  1,315,243    9,647,804
     Life Healthcare Group Holdings, Ltd....................  7,189,440   11,938,445
     Long4Life, Ltd.........................................  2,574,768      783,255
     Massmart Holdings, Ltd.................................    990,941    6,435,838
     Merafe Resources, Ltd.................................. 11,617,602    1,230,090
     Metair Investments, Ltd................................  1,466,181    1,442,686
     MiX Telematics, Ltd....................................     37,895       24,577
     MiX Telematics, Ltd., Sponsored ADR....................     23,819      365,860
*    MMI Holdings, Ltd......................................  8,344,099   10,118,133
     Mpact, Ltd.............................................  1,665,829    2,348,232
     Murray & Roberts Holdings, Ltd.........................  3,959,853    4,556,724
*    Nampak, Ltd............................................  6,051,864    6,105,799
*    Net 1 UEPS Technologies, Inc...........................        776        5,330
#    Netcare, Ltd...........................................  2,278,257    3,824,057
*    Northam Platinum, Ltd..................................  3,250,672    8,573,392
     Oceana Group, Ltd......................................    444,791    2,625,269
     Omnia Holdings, Ltd....................................    672,921    5,301,840
     Peregrine Holdings, Ltd................................  2,027,275    2,817,445
     Pick n Pay Stores, Ltd.................................  3,810,851   17,613,370
#    Pioneer Foods Group, Ltd...............................    803,975    4,417,668
*    PPC, Ltd............................................... 14,877,710    6,000,221
     PSG Konsult, Ltd.......................................    161,690      115,960
     Raubex Group, Ltd......................................  1,417,628    1,820,989
     RCL Foods, Ltd.........................................    705,154      800,968
     Reunert, Ltd...........................................  1,692,530    9,144,279
#    Rhodes Food Group Pty, Ltd.............................    695,531      753,717
# *  Royal Bafokeng Platinum, Ltd...........................    701,039    1,270,540
     Santam, Ltd............................................    363,087    7,610,853
*    Sibanye Gold, Ltd......................................  6,814,446    4,740,806
     SPAR Group, Ltd. (The).................................  1,945,273   23,194,874
     Spur Corp., Ltd........................................    620,797      990,349
# *  Stadio Holdings, Ltd...................................    715,374      193,649
*    Sun International, Ltd.................................  1,330,688    5,314,611
*    Super Group, Ltd.......................................  3,690,832   10,001,706
     Telkom SA SOC, Ltd.....................................  2,845,745   10,357,454
     Tongaat Hulett, Ltd....................................  1,012,167    3,897,594
     Transaction Capital, Ltd...............................  1,494,573    1,799,557
     Trencor, Ltd...........................................  1,375,801    2,840,352
     Truworths International, Ltd...........................  3,688,921   20,206,989
     Tsogo Sun Holdings, Ltd................................  3,272,587    4,489,064
     Wilson Bayly Holmes-Ovcon, Ltd.........................    510,129    5,291,948
                                                             ---------- ------------
TOTAL SOUTH AFRICA..........................................             448,967,621
                                                                        ------------
SOUTH KOREA -- (15.2%)
# *  3S Korea Co., Ltd......................................    278,269      503,919
#    ABco Electronics Co., Ltd..............................     76,717      368,720

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
                                                             SHARES   VALUE>>
                                                             ------- ----------
SOUTH KOREA -- (Continued)
# *  Able C&C Co., Ltd......................................  82,423 $  641,928
#    ABOV Semiconductor Co., Ltd............................ 116,080    415,629
# *  Ace Technologies Corp.................................. 190,914    599,942
# *  Actoz Soft Co., Ltd....................................  49,722    386,513
# *  ADTechnology Co., Ltd..................................  50,621    454,797
# *  Advanced Cosmeceutical Technology Co., Ltd.............  20,699    103,995
# *  Advanced Digital Chips, Inc............................ 169,506    226,342
#    Advanced Nano Products Co., Ltd........................  68,114    709,755
# *  Advanced Process Systems Corp..........................  15,723    350,714
#    Aekyung Petrochemical Co., Ltd......................... 139,019  1,005,684
#    AfreecaTV Co., Ltd.....................................  74,661  2,275,180
# *  Agabang&Company........................................ 245,834    734,945
#    Ahn-Gook Pharmaceutical Co., Ltd.......................  58,793    546,552
     Ahnlab, Inc............................................  53,146  1,900,690
# *  AIBIT Co., Ltd......................................... 206,880    185,285
#    AJ Networks Co., Ltd...................................  92,793    371,721
# *  AJ Rent A Car Co., Ltd................................. 125,497  1,183,325
# *  Ajin Industrial Co., Ltd............................... 102,112    147,105
#    AJINEXTEK Co., Ltd.....................................  31,359    211,186
     AK Holdings, Inc.......................................  40,012  1,570,911
# *  Alticast Corp..........................................  73,734    188,796
#    ALUKO Co., Ltd......................................... 348,822    804,055
# *  Aminologics Co., Ltd................................... 401,748    600,373
# *  Amotech Co., Ltd.......................................  72,347  1,294,272
# *  Anam Electronics Co., Ltd.............................. 738,248  1,509,221
# *  Ananti, Inc............................................ 275,990  2,087,155
#    Anapass, Inc...........................................  70,895  1,031,456
# *  Aprogen Healthcare & Games, Inc........................ 317,560    296,588
# *  Aprogen KIC, Inc....................................... 115,172    822,478
*    APS Holdings Corp...................................... 327,115  1,160,466
# *  Arion Technology, Inc.................................. 129,146    123,230
#    Asia Cement Co., Ltd...................................  15,324  1,501,265
     ASIA Holdings Co., Ltd.................................  10,133  1,027,815
#    Asia Paper Manufacturing Co., Ltd......................  41,937  1,337,227
*    Asiana Airlines, Inc................................... 934,787  3,002,692
#    Atec Co., Ltd..........................................  15,058     79,115
# *  A-Tech Solution Co., Ltd...............................  36,321    215,061
#    Atinum Investment Co., Ltd............................. 291,863    478,125
#    AtlasBX Co., Ltd.......................................     571     26,101
     AUK Corp............................................... 214,954    368,475
#    Aurora World Corp......................................  45,949    321,563
#    Austem Co., Ltd........................................ 160,334    547,977
#    Autech Corp............................................ 123,048    999,935
# *  Automobile & PCB....................................... 392,603    133,487
# *  Avaco Co., Ltd......................................... 105,551    493,382
#    Avatec Co., Ltd........................................   5,446     23,236
#    Baiksan Co., Ltd.......................................  98,551    435,904
# *  Barun Electronics Co., Ltd............................. 545,499    295,006
# *  Barunson Entertainment & Arts Corp..................... 180,998    197,146
#    Bcworld Pharm Co., Ltd.................................  42,626    826,099
# *  BG T&A Co..............................................  46,993     92,387
     BGF Co., Ltd........................................... 122,531    803,275
# *  BH Co., Ltd............................................ 186,587  2,627,232
# *  Binex Co., Ltd......................................... 168,658  1,415,510
     Binggrae Co., Ltd......................................  52,157  3,246,809
# *  Biolog Device Co., Ltd................................. 126,061    175,422
# *  BioSmart Co., Ltd...................................... 141,602    418,608

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
                                                             SHARES   VALUE>>
                                                             ------- ----------
SOUTH KOREA -- (Continued)
# *  Biotoxtech Co., Ltd....................................  81,948 $  593,710
# *  Biovill Co., Ltd....................................... 187,949    320,639
# *  BIT Computer Co., Ltd.................................. 113,558    468,054
#    Bixolon Co., Ltd.......................................  87,925    484,098
#    Bluecom Co., Ltd.......................................  96,226    333,275
#    Boditech Med, Inc...................................... 117,812  1,285,104
# *  Bohae Brewery Co., Ltd................................. 576,129    582,779
#    BoKwang Industry Co., Ltd..............................  94,422    288,660
#    Bolak Co., Ltd......................................... 307,280    586,104
     Bookook Securities Co., Ltd............................  14,493    279,641
# *  Boryung Medience Co., Ltd..............................  53,361    386,654
#    Boryung Pharmaceutical Co., Ltd........................ 251,820  2,173,568
# *  Bosung Power Technology Co., Ltd....................... 453,255    861,348
# *  Brain Contents Co., Ltd................................ 826,285    594,501
# *  Bubang Co., Ltd........................................ 213,403    351,758
     Bukwang Pharmaceutical Co., Ltd........................ 130,269  2,559,922
#    Busan City Gas Co., Ltd................................   2,998     93,662
#    BYC Co., Ltd...........................................   1,007    206,725
# *  BYON Co., Ltd.......................................... 335,535    530,331
#    Byucksan Corp.......................................... 365,029    759,246
# *  CammSys Corp........................................... 328,112    432,531
     Capro Corp............................................. 305,890  1,158,655
     Caregen Co., Ltd.......................................  22,503  1,404,592
     Castec Korea Co., Ltd..................................   7,540     23,509
     Cell Biotech Co., Ltd..................................  49,353  1,083,130
*    Celltrion Pharm, Inc...................................  69,596  3,273,747
# *  Chabiotech Co., Ltd.................................... 290,944  4,696,946
#    Changhae Ethanol Co., Ltd..............................  49,940    522,879
# *  Charm Engineering Co., Ltd............................. 282,122    401,435
# *  Chemtronics Co., Ltd...................................  71,610    310,250
# *  Chemtros Co., Ltd...................................... 103,775    200,846
#    Cheryong Electric Co., Ltd.............................  96,558    603,824
#    Cheryong Industrial Co. Ltd./new.......................  49,903    256,605
# *  ChinHung International, Inc............................ 234,602    364,209
     Chinyang Holdings Corp................................. 167,246    325,120
# *  Choa Pharmaceutical Co................................. 190,792    711,823
# *  Chokwang Leather Co., Ltd..............................     607     18,579
#    Chokwang Paint, Ltd....................................  44,694    236,114
     Chong Kun Dang Pharmaceutical Corp.....................  55,423  4,235,089
#    Chongkundang Holdings Corp.............................  27,397  1,352,089
#    Choong Ang Vaccine Laboratory..........................  58,618    982,887
# *  Chorokbaem Media Co., Ltd.............................. 344,008    461,296
     Chosun Refractories Co., Ltd...........................   6,715    481,024
#    Chungdahm Learning, Inc................................  44,088    787,551
     CJ CGV Co., Ltd........................................  97,650  3,472,377
     CJ ENM Co., Ltd........................................     643    127,936
#    CJ Freshway Corp.......................................  48,097    991,923
     CJ Hello Co., Ltd...................................... 217,479  1,742,540
# *  CJ Seafood Corp........................................ 186,914    357,857
#    CKD Bio Corp...........................................  31,884    510,262
#    Clean & Science Co., Ltd...............................  36,690    427,758
#    CLIO Cosmetics Co., Ltd................................  28,488    273,929
# *  CMG Pharmaceutical Co., Ltd............................ 543,337  2,157,783
# *  Codes Combine Co., Ltd.................................  76,049    181,348
# *  CODI-M Co., Ltd........................................ 860,482    670,032
#    Commax Co., Ltd........................................  69,572    226,172
#    Coreana Cosmetics Co., Ltd............................. 202,814    744,559

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
                                                             SHARES   VALUE>>
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#    Cosmax BTI, Inc........................................  38,714 $  649,943
#    Cosmax, Inc............................................  79,620  8,089,146
#    Cosmecca Korea Co., Ltd................................  30,334    674,239
# *  CosmoAM&T Co., Ltd..................................... 104,108  1,595,632
# *  Cosmochemical Co., Ltd.................................  87,632  1,110,582
# *  COSON Co., Ltd......................................... 118,374    995,062
     COWELL FASHION Co., Ltd................................ 234,384    997,752
# *  Creative & Innovative System........................... 281,148    498,470
#    Crown Confectionery Co., Ltd...........................  39,940    329,612
#    CROWNHAITAI Holdings Co., Ltd..........................  65,516    567,374
# *  CrucialTec Co., Ltd.................................... 378,280    499,002
#    CS Wind Corp...........................................  46,867  1,246,397
# *  CTC BIO, Inc...........................................  91,905    677,455
# *  CTGen Co., Ltd......................................... 185,233    482,985
     Cuckoo Holdings Co., Ltd...............................   7,396    789,779
# *  Cuckoo Homesys Co., Ltd................................   4,575    628,823
*    Curexo, Inc............................................   4,005     18,015
# *  Curo Co., Ltd.......................................... 788,582    352,010
# *  CUROCOM Co., Ltd....................................... 323,268    435,265
# *  Curoholdings Co., Ltd.................................. 423,171    231,320
#    Cymechs, Inc...........................................  44,360    325,482
#    D.I Corp............................................... 210,467    646,116
#    DA Technology Co., Ltd................................. 253,400  1,177,846
#    Dae Dong Industrial Co., Ltd...........................  98,877    491,335
     Dae Han Flour Mills Co., Ltd...........................   7,679  1,148,694
     Dae Hwa Pharmaceutical Co., Ltd........................  77,703  1,378,793
#    Dae Hyun Co., Ltd...................................... 240,518    401,972
# *  Dae Won Chemical Co., Ltd.............................. 273,923    347,192
#    Dae Won Kang Up Co., Ltd............................... 161,566    460,436
# *  Dae Young Packaging Co., Ltd........................... 622,311    477,013
#    Daea TI Co., Ltd....................................... 552,451  2,865,631
#    Daebongls Co., Ltd.....................................  61,042    337,574
#    Daechang Co., Ltd...................................... 314,932    248,426
     Daechang Forging Co., Ltd..............................   8,880    303,788
     Daeduck Electronics Co................................. 282,741  2,059,603
     Daeduck GDS Co., Ltd................................... 157,900  1,784,210
     Daegu Department Store.................................  31,479    246,079
# *  Daehan New Pharm Co., Ltd..............................  82,189    652,187
#    Daehan Steel Co., Ltd.................................. 121,844    553,781
#    Dae-Il Corp............................................ 101,568    504,642
# *  Daejoo Electronic Materials Co., Ltd...................  81,087  1,196,707
     Daekyo Co., Ltd........................................ 242,152  1,468,237
#    Daelim B&Co. Co., Ltd..................................  95,813    314,090
#    Daelim C&S Co., Ltd....................................   6,122     53,589
# *  DAEMYUNG Corp. Co., Ltd................................ 389,925    606,782
#    Daeryuk Can Co., Ltd................................... 104,537    423,170
     Daesang Corp........................................... 210,316  4,176,570
#    Daesang Holdings Co., Ltd.............................. 140,590    896,686
#    Daesung Energy Co., Ltd................................  65,638    311,836
#    Daesung Holdings Co., Ltd..............................  26,734    146,203
# *  Daesung Industrial Co., Ltd............................  66,622    220,851
# *  Daesung Private Equity, Inc............................  59,602     73,349
# *  Daewon Cable Co., Ltd.................................. 428,874    512,853
# *  Daewon Media Co., Ltd..................................  71,993    499,125
#    Daewon Pharmaceutical Co., Ltd......................... 117,733  1,675,602
#    Daewon San Up Co., Ltd................................. 104,480    524,582
# *  Daewoo Electronic Components Co., Ltd.................. 278,267    359,830

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
                                                             SHARES   VALUE>>
                                                             ------- ----------
SOUTH KOREA -- (Continued)
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd......   5,178 $  134,116
     Daewoong Co., Ltd...................................... 187,540  2,298,439
     Daewoong Pharmaceutical Co., Ltd.......................   7,303    909,087
*    Dahaam E-Tec Co., Ltd..................................   2,100     48,144
     Daihan Pharmaceutical Co., Ltd.........................  37,153  1,404,561
     Daishin Securities Co., Ltd............................ 297,668  2,904,646
# *  Danal Co., Ltd......................................... 376,500  1,064,364
#    Danawa Co., Ltd........................................  59,033    943,257
#    Daou Data Corp......................................... 161,737  1,236,999
#    Daou Technology, Inc................................... 267,720  4,724,070
# *  Dasan Networks, Inc.................................... 130,410    670,868
#    Dawonsys Co., Ltd...................................... 167,481  2,369,947
# *  DAYLI BlockChian Co., Ltd..............................  47,181     81,376
#    Dayou Automotive Seat Technology Co., Ltd.............. 461,278    328,470
# *  Dayou Plus Co., Ltd.................................... 443,110    308,271
     DB Financial Investment Co., Ltd....................... 272,775    892,982
     DB HiTek Co., Ltd...................................... 293,840  2,944,266
# *  DB, Inc................................................ 869,300    619,864
#    DCM Corp...............................................  42,882    451,991
# *  Deco&E Co., Ltd........................................ 465,488    156,680
# *  Deutsch Motors, Inc.................................... 186,431    826,769
#    Development Advance Solution Co., Ltd..................   9,029     49,544
#    DHP Korea Co., Ltd.....................................  85,942    678,940
     Digital Chosun Co., Ltd................................ 208,832    297,945
#    Digital Daesung Co., Ltd...............................   8,429     30,238
# *  Digital Optics Co., Ltd................................  63,634     56,743
#    Digital Power Communications Co., Ltd.................. 264,058  1,560,633
*    DIO Corp...............................................  99,299  2,270,735
#    Display Tech Co., Ltd..................................  52,616    177,682
#    DMS Co., Ltd........................................... 159,418    634,558
#    DNF Co., Ltd...........................................  71,182    483,005
#    Dong A Eltek Co., Ltd..................................  73,971    456,397
# *  Dong Ah Tire & Rubber Co., Ltd.........................  44,790    529,551
     Dong-A Socio Holdings Co., Ltd.........................  20,129  1,574,299
     Dong-A ST Co., Ltd.....................................  46,855  3,450,668
#    Dong-Ah Geological Engineering Co., Ltd................  76,065    883,238
#    Dongbang Transport Logistics Co., Ltd..................  25,627     30,953
# *  Dongbu Corp............................................  68,458    421,931
# *  Dongbu Steel Co., Ltd..................................  72,298    453,306
     Dong-Il Corp...........................................   6,596    353,858
     Dongil Industries Co., Ltd.............................  11,279    593,995
     Dongjin Semichem Co., Ltd.............................. 263,331  2,009,027
*    Dongkook Industrial Co., Ltd........................... 147,284    110,862
     DongKook Pharmaceutical Co., Ltd.......................  38,218  1,860,073
#    Dongkuk Industries Co., Ltd............................ 312,436    603,935
#    Dongkuk Steel Mill Co., Ltd............................ 519,614  3,232,879
#    Dongkuk Structures & Construction Co., Ltd............. 277,208    746,012
# *  Dongnam Marine Crane Co., Ltd.......................... 240,030    248,814
#    Dongsung Chemical Co., Ltd.............................  16,310    166,782
#    DONGSUNG Corp.......................................... 226,392  1,039,583
# *  Dongsung Finetec Co., Ltd.............................. 148,186    898,327
#    Dongwha Enterprise Co., Ltd............................  28,221    622,014
     Dongwha Pharm Co., Ltd................................. 200,939  1,604,296
     Dongwon Development Co., Ltd........................... 519,419  1,619,141
     Dongwon F&B Co., Ltd...................................  11,805  2,739,431
     Dongwon Industries Co., Ltd............................  12,383  2,632,024
#    Dongwon Systems Corp...................................  28,390    664,705

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
#    Dongwoo Farm To Table Co., Ltd.........................    75,970 $  219,903
#    Dongwoon Anatech Co., Ltd..............................    26,962     96,898
#    Dongyang E&P, Inc......................................    39,994    334,605
# *  Dongyang Steel Pipe Co., Ltd...........................   757,870  1,069,334
*    Doosan Heavy Industries & Construction Co., Ltd........    75,648    730,982
#    DoubleUGames Co., Ltd..................................    69,759  4,013,005
     Douzone Bizon Co., Ltd.................................   109,173  4,172,681
# *  Dragonfly GF Co., Ltd..................................    46,843    110,506
     DRB Holding Co., Ltd...................................    64,591    367,036
# *  Dream Security Co., Ltd................................   136,849    345,886
# *  DRTECH Corp............................................   152,670    162,856
#    DSK Co., Ltd...........................................    98,543    644,037
     DSR Corp...............................................    20,545     58,530
#    DSR Wire Corp..........................................    63,527    194,910
# *  DST ROBOT Co., Ltd.....................................   547,191    481,706
# *  DT&C Co., Ltd..........................................     3,240     23,329
#    DTR Automotive Corp....................................    32,595    899,215
# *  Duk San Neolux Co., Ltd................................    86,364    940,857
# *  Duksan Hi-Metal Co., Ltd...............................    66,695    295,138
#    Duksung Co., Ltd.......................................    75,560    184,674
     DY Corp................................................   135,846    634,434
#    DY POWER Corp..........................................    60,459    620,073
#    e Tec E&C, Ltd.........................................    13,220    975,064
     E1 Corp................................................    28,393  1,510,850
     Eagon Holdings Co., Ltd................................   298,627    612,018
#    Easy Bio, Inc..........................................   379,456  1,944,616
# *  EcoBio Holdings Co., Ltd...............................    60,798    244,234
# *  Ecopro Co., Ltd........................................   158,695  5,528,281
#    e-Credible Co., Ltd....................................    24,878    343,429
#    Eehwa Construction Co., Ltd............................   100,999    503,995
#    EG Corp................................................    38,302    312,664
# *  Ehwa Technologies Information Co., Ltd................. 3,358,923    713,447
#    Elcomtec Co., Ltd......................................   261,529    370,217
# *  Elentec Co., Ltd.......................................   112,258    224,448
#    e-LITECOM Co., Ltd.....................................    36,695    144,375
# *  ELK Corp...............................................   192,381    143,144
# *  EMKOREA Co., Ltd.......................................   181,383    558,430
#    EM-Tech Co., Ltd.......................................   106,420  1,245,155
# *  EMW Co., Ltd...........................................   204,411    498,673
# *  Enerzent Co., Ltd......................................   208,120    326,555
#    Enex Co., Ltd..........................................   312,464    283,329
     ENF Technology Co., Ltd................................    79,474    729,299
#    Eo Technics Co., Ltd...................................    69,018  2,968,576
# *  Esmo Corp..............................................   116,007    695,292
#    Estechpharma Co., Ltd..................................    83,841    619,548
# *  ESTsoft Corp...........................................    31,344    165,364
# *  E-TRON Co., Ltd........................................ 1,491,477    222,306
#    Eugene Corp............................................   453,657  2,095,371
# *  Eugene Investment & Securities Co., Ltd................   588,034  1,205,193
#    Eugene Technology Co., Ltd.............................   128,700  1,461,113
*    Eusu Holdings Co., Ltd.................................   119,655    650,720
#    EVERDIGM Corp..........................................    87,678    462,428
# *  EXA E&C, Inc...........................................    69,546     67,992
*    Exax, Inc..............................................    11,948     19,446
# *  Exem Co., Ltd..........................................   152,435    363,466
#    Exicon Co., Ltd........................................    29,766    153,890
#    Ezwelfare Co., Ltd.....................................    43,872    290,964

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CONTINUED


                                                             SHARES    VALUE>>
                                                             ------- -----------
SOUTH KOREA -- (Continued)
     F&F Co., Ltd...........................................  61,898 $ 2,846,732
#    Farmsco................................................ 159,026   1,266,215
# *  FarmStory Co., Ltd..................................... 547,789     497,571
# *  Feelingk Co., Ltd...................................... 315,573     514,603
#    Feelux Co., Ltd........................................ 283,759   2,771,533
     Fila Korea, Ltd........................................ 468,339  17,344,691
#    Fine DNC Co., Ltd...................................... 103,000     154,595
     Fine Semitech Corp.....................................  15,156      54,915
# *  Fine Technix Co., Ltd.................................. 216,885     258,213
# *  Firstec Co., Ltd....................................... 209,199     554,993
# *  FN Republic Co., Ltd................................... 235,374     390,751
# *  Foosung Co., Ltd....................................... 431,979   3,334,686
# *  Fourth-Link, Inc.......................................  52,309      81,384
     Fursys, Inc............................................  15,442     398,385
#    Gabia, Inc.............................................  61,787     348,224
#    Galaxia Communications Co., Ltd........................ 102,339     238,967
# *  Gamevil, Inc...........................................  45,326   2,042,550
#    Gaon Cable Co., Ltd....................................  23,823     338,899
# *  Genic Co., Ltd.........................................  42,514     264,399
# *  Genie Music Corp....................................... 218,948     860,495
#    Geumhwa PSC Co., Ltd...................................   6,153     169,514
# *  Gigalane Co., Ltd...................................... 254,690     501,283
     Global Standard Technology Co., Ltd....................   5,350      21,953
#    GMB Korea Corp.........................................  79,071     398,398
#    GnCenergy Co., Ltd.....................................  26,859      85,347
# *  GNCO Co., Ltd.......................................... 682,448     839,506
     GOLFZON Co., Ltd.......................................  26,580     764,229
     Golfzon Newdin Holdings Co., Ltd....................... 210,823     698,888
# *  Good People Co., Ltd................................... 190,533     681,650
     Grand Korea Leisure Co., Ltd...........................  88,399   1,732,214
     Green Cross Cell Corp..................................  38,128   1,767,410
     Green Cross Holdings Corp..............................   8,511     155,805
     GS Global Corp......................................... 401,208     855,489
     GS Home Shopping, Inc..................................  28,185   4,811,705
# *  G-SMATT GLOBAL Co., Ltd................................ 133,852   1,201,346
#    Gwangju Shinsegae Co., Ltd.............................   3,686     542,176
# *  GY Commerce Co., Ltd................................... 149,142     294,475
#    HAESUNG DS Co., Ltd....................................  80,685   1,115,991
#    Haesung Industrial Co., Ltd............................  24,140     213,513
# *  Haesung Optics Co., Ltd................................  56,236     130,306
#    Haimarrow Food Service Co., Ltd........................ 166,776     327,086
#    Haitai Confectionery & Foods Co., Ltd..................  59,742     494,267
#    Halla Corp............................................. 156,841     525,025
#    Halla Holdings Corp....................................  89,281   3,217,221
# *  Han Chang Corp.........................................  60,815      68,285
#    Han Kuk Carbon Co., Ltd................................ 261,268   1,562,058
# *  Hana Micron, Inc....................................... 147,882     475,594
#    Hana Tour Service, Inc.................................  79,962   4,194,695
#    Hancom MDS, Inc........................................  52,411     657,028
     Hancom, Inc............................................ 147,765   1,675,392
#    Handok, Inc............................................  55,303   1,117,228
#    Handsome Co., Ltd...................................... 153,029   4,891,838
*    Hanil Cement Co., Ltd..................................  15,772   1,626,286
#    Hanil Holdings Co., Ltd................................  12,939     525,723
# *  Hanil Hyundai Cement Co., Ltd..........................  22,245     722,814
# *  Hanil Vacuum Co., Ltd.................................. 342,141     359,792
*    Hanjin Heavy Industries & Construction Co., Ltd........ 690,957   1,077,172

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CONTINUED


                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
# *  Hanjin Heavy Industries & Construction Holdings Co.,
       Ltd..................................................    83,704 $  212,036
#    Hanjin Kal Corp........................................   415,081  7,064,373
     Hanjin Transportation Co., Ltd.........................    79,636  2,621,202
# *  Hankook Cosmetics Co., Ltd.............................    77,549    681,562
#    Hankook Cosmetics Manufacturing Co., Ltd...............    15,453    435,946
     Hankook Shell Oil Co., Ltd.............................     5,413  1,638,806
# *  Hankook Technology, Inc................................    79,500     50,316
#    Hankuk Paper Manufacturing Co., Ltd....................    24,759    337,963
#    Hankuk Steel Wire Co., Ltd.............................    58,735    125,902
#    Hanla IMS Co., Ltd.....................................    41,360    235,609
#    Hanmi Semiconductor Co., Ltd...........................   230,587  1,869,536
#    HanmiGlobal Co., Ltd...................................    65,410    511,418
#    Hans Biomed Corp.......................................    62,852  1,346,421
     Hansae Co., Ltd........................................   179,726  2,932,572
#    Hansae MK Co., Ltd.....................................    42,409    278,154
     Hansae Yes24 Holdings Co., Ltd.........................    96,969    754,527
#    Hanshin Construction...................................    60,839    842,870
#    Hanshin Machinery Co...................................   226,979    373,178
     Hansol Chemical Co., Ltd...............................    76,789  5,344,489
     Hansol Holdings Co., Ltd...............................   389,445  1,422,169
#    Hansol HomeDeco Co., Ltd...............................   664,337    742,208
     Hansol Paper Co., Ltd..................................   145,379  2,231,026
*    Hansol Technics Co., Ltd...............................   161,112    945,782
*    Hanwha Aerospace Co., Ltd..............................   120,402  3,019,017
# *  Hanwha Galleria Timeworld Co., Ltd.....................    14,252    320,160
     Hanwha General Insurance Co., Ltd......................   440,168  2,297,351
# *  Hanwha Investment & Securities Co., Ltd................   989,062  1,783,573
#    Hanyang Eng Co., Ltd...................................    82,288    863,665
     Hanyang Securities Co., Ltd............................    41,592    246,314
# *  Harim Co., Ltd.........................................   397,741    854,748
#    HB Technology Co., Ltd.................................   465,974  1,057,707
     HDC Hyundai Engineering Plastics Co., Ltd..............   158,798    617,919
#    HDC I-Controls Co., Ltd................................    43,044    369,607
# *  HDPRO Co., Ltd.........................................    54,737    188,684
# *  Heung-A Shipping Co., Ltd.............................. 1,444,950    501,495
# *  Heungkuk Fire & Marine Insurance Co., Ltd..............   307,381  1,303,182
#    High Tech Pharm Co., Ltd...............................    23,615    289,421
     Hite Jinro Co., Ltd....................................    93,934  1,301,331
     Hitejinro Holdings Co., Ltd............................    68,617    394,916
# *  HizeAero Co., Ltd......................................     9,927     48,430
# *  HLB POWER Co., Ltd.....................................   266,189    220,429
#    Home Center Holdings Co., Ltd..........................   534,946    545,950
# *  Homecast Co., Ltd......................................   247,449  1,233,026
#    HS Industries Co., Ltd.................................   335,522  1,820,303
#    HS R&A Co., Ltd........................................   262,709    413,861
*    HSD Engine Co., Ltd....................................   187,337    724,020
# *  Huayi Brothers Korea Co., Ltd..........................    77,945    156,462
     Huchems Fine Chemical Corp.............................   207,472  3,982,433
# *  Humax Co., Ltd.........................................   147,145    581,468
     Humedix Co., Ltd.......................................    47,028  1,079,437
*    Huneed Technologies....................................    87,618    592,806
     Huons Co., Ltd.........................................    44,325  2,641,517
     Huons Global Co., Ltd..................................    43,499  1,497,804
#    Husteel Co., Ltd.......................................    20,207    200,116
#    Huvis Corp.............................................   124,216    807,195
#    Huvitz Co., Ltd........................................    84,644    627,811

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CONTINUED


                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
     Hwa Shin Co., Ltd......................................   153,608 $  283,718
     Hwacheon Machine Tool Co., Ltd.........................     6,481    240,821
#    Hwail Pharm Co., Ltd...................................    74,710    419,341
# *  Hwajin Co., Ltd........................................   195,001    523,630
#    Hwangkum Steel & Technology Co., Ltd...................    78,961    522,101
     HwaSung Industrial Co., Ltd............................    79,316    911,064
#    Hy-Lok Corp............................................    77,430  1,555,371
# *  Hyosung ONB Co., Ltd...................................    15,415    109,062
#    HyosungITX Co., Ltd....................................    27,938    230,631
# *  Hyundai Bioscience Co. Ltd.............................   209,743  1,142,602
#    Hyundai BNG Steel Co., Ltd.............................    89,537    719,847
# *  Hyundai Construction Equipment Co., Ltd................    26,700  1,760,186
#    Hyundai Corp. Holdings, Inc............................    46,764    694,473
#    Hyundai Corp...........................................    68,663  1,468,628
     Hyundai Elevator Co., Ltd..............................    65,532  4,614,559
     Hyundai Greenfood Co., Ltd.............................   291,943  3,168,287
     Hyundai Home Shopping Network Corp.....................    35,887  3,079,911
     Hyundai Hy Communications & Networks Co., Ltd..........   332,548  1,228,509
# *  Hyundai Information Technology Co., Ltd................    49,162     66,531
#    Hyundai Livart Furniture Co., Ltd......................   114,716  2,193,979
# *  Hyundai Merchant Marine Co., Ltd....................... 1,080,131  3,597,684
     Hyundai Motor Securities Co., Ltd......................   153,422  1,152,722
#    Hyundai Pharmaceutical Co., Ltd........................   191,697    736,770
#    Hyundai Telecommunication Co., Ltd.....................    26,501    224,913
#    Hyundai Wia Corp.......................................    85,837  2,235,916
#    HyVision System, Inc...................................    99,434  1,033,780
# *  I&C Technology Co., Ltd................................    56,987    152,371
#    i3system, Inc..........................................    36,645    544,712
# *  iA, Inc................................................   217,993    487,184
#    ICD Co., Ltd...........................................   112,631    704,566
# *  ICK Co., Ltd...........................................    72,662     84,353
# *  i-Components Co., Ltd..................................    35,217    184,500
# *  IHQ, Inc...............................................   535,723    674,722
#    Il Dong Pharmaceutical Co., Ltd........................    56,461    948,184
#    IlDong Holdings Co., Ltd...............................    33,200    373,972
#    Iljin Diamond Co., Ltd.................................    41,385    671,209
#    Iljin Display Co., Ltd.................................   139,363    449,297
#    Iljin Electric Co., Ltd................................   143,914    381,443
# *  Iljin Holdings Co., Ltd................................   198,059    486,058
     Iljin Materials Co., Ltd...............................    92,360  3,710,626
#    Ilshin Spinning Co., Ltd...............................    11,690    981,431
# *  Ilshin Stone Co., Ltd..................................   387,655    509,796
# *  ilShinbiobase Co., Ltd.................................   281,686    442,226
#    Ilsung Pharmaceuticals Co., Ltd........................     4,076    341,342
*    Ilyang Pharmaceutical Co., Ltd.........................    76,595  1,728,464
# *  IM Co., Ltd............................................   267,965    268,308
     iMarketKorea, Inc......................................   167,002    949,787
#    InBody Co., Ltd........................................    92,069  1,707,752
# *  INCON Co., Ltd.........................................   443,035    645,833
# *  Incross Co., Ltd.......................................    26,724    404,329
# *  Infinitt Healthcare Co., Ltd...........................   124,252    609,769
     InfoBank Corp..........................................     4,325     24,474
# *  Infraware, Inc.........................................   177,642    226,130
# *  INITECH Co., Ltd.......................................    67,933    309,320
# *  InkTec Co., Ltd........................................    10,746     29,569
     Innocean Worldwide, Inc................................    58,969  3,003,142
# *  InnoWireless, Inc......................................    28,500    427,578

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CONTINUED


                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
# *  Innox Advanced Materials Co., Ltd......................    46,014 $1,610,889
# *  Inscobee, Inc..........................................   131,696    709,709
# *  Insun ENT Co., Ltd.....................................   266,481  1,332,698
# *  Insung Information Co., Ltd............................    84,518    240,986
#    Intelligent Digital Integrated Security Co., Ltd.......    33,909    577,510
# *  Interflex Co., Ltd.....................................    80,840    756,011
     Intergis Co., Ltd......................................    11,220     21,319
     Interojo Co., Ltd......................................    64,732  1,136,783
#    Interpark Corp.........................................   103,871    445,087
#    Interpark Holdings Corp................................   369,455    688,109
     INTOPS Co., Ltd........................................   116,641    797,006
#    INVENIA Co., Ltd.......................................   107,804    296,670
#    Inzi Controls Co., Ltd.................................    69,983    255,971
     INZI Display Co., Ltd..................................    32,254     38,144
# *  Iones Co., Ltd.........................................    75,333    660,535
     IS Dongseo Co., Ltd....................................   111,985  3,055,443
#    ISC Co., Ltd...........................................    72,333    579,438
     i-SENS, Inc............................................    95,050  1,907,140
#    ISU Chemical Co., Ltd..................................    92,426    783,165
#    IsuPetasys Co., Ltd....................................   234,729  1,156,509
#    It's Hanbul Co., Ltd...................................    50,721  1,099,487
#    J.ESTINA Co., Ltd......................................    98,913    455,639
#    Jahwa Electronics Co., Ltd.............................    92,216  1,184,632
#    JASTECH, Ltd...........................................    66,749    358,969
# *  Jayjun Cosmetic Co., Ltd...............................   181,470  1,827,085
     JB Financial Group Co., Ltd............................ 1,588,145  7,675,746
#    JC Hyun System, Inc....................................    96,331    441,326
*    Jcontentree Corp.......................................   369,237  1,482,348
#    Jeil Pharma Holdings, Inc..............................    16,398    281,027
     Jeil Pharmaceutical Co., Ltd...........................     5,220    193,073
     Jeju Air Co., Ltd......................................    58,366  1,580,319
# *  Jeju Semiconductor Corp................................   143,019    477,796
# *  Jeongsan Aikang Co., Ltd...............................   237,589    381,949
#    Jinro Distillers Co., Ltd..............................    15,561    407,924
#    Jinsung T.E.C..........................................    98,223    607,311
#    JLS Co., Ltd...........................................    62,953    393,774
# *  JoyCity Corp...........................................    12,115    114,858
*    Joymax Co., Ltd........................................    10,140     42,115
# *  JS Corp................................................    36,031    453,703
#    Jusung Engineering Co., Ltd............................   321,681  1,944,627
#    JVM Co., Ltd...........................................    30,590    863,036
     JW Holdings Corp.......................................   272,628  1,402,600
#    JW Life Science Corp...................................    43,434    842,551
     JW Pharmaceutical Corp.................................    86,890  2,533,511
# *  JYP Entertainment Corp.................................   211,588  5,333,425
# *  Kanglim Co., Ltd.......................................   240,269    570,195
#    Kangnam Jevisco Co., Ltd...............................    29,806    612,042
#    KAON Media Co., Ltd....................................   111,714    560,904
*    KB Metal Co., Ltd......................................     4,711      7,615
     KC Co., Ltd............................................    71,752  1,029,429
#    KC Cottrell Co., Ltd...................................    15,012     46,854
#    KC Green Holdings Co., Ltd.............................   118,684    347,507
#    KC Tech Co., Ltd.......................................    74,585    753,806
#    KCC Engineering & Construction Co., Ltd................    62,491    369,871
#    KCI, Ltd...............................................    12,732     79,610
# *  KD Construction Co., Ltd............................... 2,642,950    249,418
#    KEC Corp...............................................   651,802    561,166

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
#    KEPCO Engineering & Construction Co., Inc..............   111,799 $1,809,858
     KEPCO Plant Service & Engineering Co., Ltd.............     4,913    118,997
#    Keyang Electric Machinery Co., Ltd.....................   205,292    607,989
# *  KEYEAST Co., Ltd.......................................   466,462  1,131,390
#    KG Chemical Corp.......................................    70,812  1,109,145
#    KG Eco Technology Service Co., Ltd.....................   306,674    814,806
#    Kginicis Co., Ltd......................................   136,223  1,683,633
#    KGMobilians Co., Ltd...................................   134,426    825,098
# *  KH Vatec Co., Ltd......................................   127,569    720,367
     KINX, Inc..............................................       925     19,691
     KISCO Corp.............................................   191,860    978,006
#    KISCO Holdings Co., Ltd................................    54,792    565,464
#    Kishin Corp............................................    49,420    140,763
     KISWIRE, Ltd...........................................    57,254  1,087,303
# *  Kiwi Media Group Co., Ltd.............................. 1,441,002    401,847
# *  KleanNara Co., Ltd.....................................   145,728    391,016
#    KL-Net Corp............................................   122,853    257,556
     KM Corp................................................     6,251     40,587
*    KMH Co., Ltd...........................................   123,798    793,129
# *  KMH Hitech Co., Ltd....................................   121,868     93,332
# *  KMW Co., Ltd...........................................    48,956    877,919
     KMW Co., Ltd. RGHT.....................................     6,634      6,404
#    Kocom Co., Ltd.........................................    59,560    299,249
#    Kodaco Co., Ltd........................................   278,877    458,896
#    Koentec Co., Ltd.......................................    99,641    574,102
     Koh Young Technology, Inc..............................    87,881  6,963,490
#    Kolmar BNH Co., Ltd....................................    72,930  1,440,013
#    Kolon Corp.............................................    54,274  1,464,497
#    Kolon Global Corp......................................    44,535    232,180
*    Kolon Life Science, Inc................................    55,171  2,992,958
#    Kolon Plastic, Inc.....................................   122,692    644,290
#    Komelon Corp...........................................    37,331    247,323
#    KoMiCo, Ltd............................................    19,555    415,936
# *  KONA I Co., Ltd........................................   104,008  1,356,263
#    Kook Soon Dang Brewery Co., Ltd........................   102,707    357,215
#    Kopla Co., Ltd.........................................   112,709    263,030
#    Korea Alcohol Industrial Co., Ltd......................   112,755    634,028
#    Korea Asset In Trust Co., Ltd..........................   274,393  1,047,417
#    Korea Autoglass Corp...................................    70,686    702,625
#    Korea Cast Iron Pipe Industries Co., Ltd...............    73,524    629,630
# *  Korea Circuit Co., Ltd.................................    93,570    417,289
     Korea District Heating Corp............................    26,322  1,317,230
     Korea Electric Terminal Co., Ltd.......................    47,162  1,553,993
#    Korea Electronic Certification Authority, Inc..........   139,013    408,958
#    Korea Electronic Power Industrial Development Co.,
       Ltd..................................................    71,059    207,024
     Korea Export Packaging Industrial Co., Ltd.............     5,621    100,683
# *  Korea Flange Co., Ltd..................................    97,231    138,903
#    Korea Fuel-Tech Corp...................................    46,115     82,534
#    Korea Industrial Co., Ltd..............................    88,039    156,968
# *  Korea Information & Communications Co., Ltd............   117,495  1,014,151
#    Korea Information Certificate Authority, Inc...........   150,707    452,536
#    Korea Kolmar Holdings Co., Ltd.........................    60,982  1,554,159
# *  Korea Line Corp........................................   121,541  2,301,177
# *  Korea Materials & Analysis Corp........................    41,315    353,202
     Korea Petrochemical Ind Co., Ltd.......................     3,724    511,655
     Korea Real Estate Investment & Trust Co., Ltd.......... 1,030,820  2,131,199

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
                                                             SHARES   VALUE>>
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#    Korea United Pharm, Inc................................  88,713 $1,748,950
     Korean Reinsurance Co.................................. 485,702  4,136,281
     Kortek Corp............................................  89,452  1,122,831
# *  KPM Tech Co., Ltd...................................... 113,288    112,521
#    KPX Chemical Co., Ltd..................................  17,179    777,690
#    KSIGN Co., Ltd......................................... 353,784    304,577
#    KSS LINE, Ltd.......................................... 114,094    690,314
*    KT Hitel Co., Ltd...................................... 107,174    380,228
     KT Skylife Co., Ltd.................................... 191,759  2,091,558
#    KT Submarine Co., Ltd.................................. 129,898    361,431
# *  KTB Investment & Securities Co., Ltd................... 443,890  1,269,746
#    KTCS Corp.............................................. 260,233    511,540
     Ktis Corp.............................................. 212,059    420,097
#    Kuk Young G&M.......................................... 186,943    190,323
#    Kukbo Design Co., Ltd..................................  30,951    324,453
     Kukdo Chemical Co., Ltd................................  31,215  1,238,204
#    Kukdong Oil & Chemicals Co., Ltd.......................  89,179    248,035
# *  Kuk-il Paper Manufacturing Co., Ltd.................... 729,098    482,525
# *  Kum Yang Co., Ltd......................................  95,714    203,934
*    Kumho Electric Co., Ltd................................  19,049    107,582
#    Kumho Industrial Co., Ltd.............................. 199,815  1,716,058
# *  Kumho Tire Co., Inc.................................... 849,701  3,749,402
#    Kumkang Kind Co., Ltd..................................  21,211    399,322
     Kwang Dong Pharmaceutical Co., Ltd..................... 313,294  1,548,080
# *  Kwang Myung Electric Co., Ltd.......................... 378,243    795,348
# *  Kyeryong Construction Industrial Co., Ltd..............  26,466    452,635
     Kyobo Securities Co., Ltd.............................. 192,176  1,471,728
     Kyongbo Pharmaceutical Co., Ltd........................  95,168    838,927
#    Kyung Dong Navien Co., Ltd.............................  51,000  1,656,070
# *  Kyung Nam Pharm Co., Ltd...............................  62,169    351,885
#    Kyungbang Co., Ltd.....................................  87,364    911,104
     Kyungchang Industrial Co., Ltd.........................  15,666     20,858
     KyungDong City Gas Co., Ltd............................  23,254    736,614
#    KyungDong Invest Co., Ltd..............................   8,652    284,207
     Kyungdong Pharm Co., Ltd............................... 126,892  1,274,678
#    Kyung-In Synthetic Corp................................ 254,644  1,180,106
#    L&F Co., Ltd........................................... 108,005  3,391,164
# *  L&K Biomed Co., Ltd....................................  26,992    177,396
# *  LabGenomics Co., Ltd...................................  49,913    258,064
# *  LB Semicon, Inc........................................ 266,066    919,838
#    LEADCORP, Inc. (The)................................... 147,896    729,277
# *  Leaders Cosmetics Co., Ltd............................. 101,387    991,075
     Lee Ku Industrial Co., Ltd............................. 223,689    371,721
#    LEENO Industrial, Inc..................................  79,506  4,183,820
# *  Leenos Corp............................................ 218,914    341,492
     LF Corp................................................ 173,767  3,347,752
#    LG Hausys, Ltd.........................................  58,549  2,475,440
#    LG International Corp.................................. 261,361  3,608,283
#    LIG Nex1 Co., Ltd...................................... 101,169  2,587,403
#    Lion Chemtech Co., Ltd.................................  59,605    495,487
# *  Liveplex Co., Ltd...................................... 686,550    441,598
#    LMS Co., Ltd...........................................  51,354    257,933
#    Lock & Lock Co., Ltd................................... 160,625  2,180,759
# *  LONGTU KOREA, Inc...................................... 102,159    279,014
#    LOT Vacuum Co., Ltd....................................  73,359    511,850
     Lotte Chilsung Beverage Co., Ltd.......................     687    825,638
     LOTTE Fine Chemical Co., Ltd...........................  53,493  1,923,607

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CONTINUED


                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
     Lotte Food Co., Ltd....................................     2,003 $1,152,473
     LOTTE Himart Co., Ltd..................................    15,642    772,485
#    Lotte Non-Life Insurance Co., Ltd......................   635,105  1,384,591
# *  Lotte Tour Development Co., Ltd........................    88,047    898,758
     LS Cable & System Asia, Ltd............................    81,589    362,568
*    Lumens Co., Ltd........................................   362,528    749,101
#    Lutronic Corp..........................................   145,318  1,201,613
     LVMC Holdings..........................................   211,135    390,463
# *  Macrogen, Inc..........................................    77,802  2,047,508
     Maeil Holdings Co., Ltd................................    74,003    732,137
# *  Magicmicro Co., Ltd....................................   219,963    635,023
# *  Majestar Co., Ltd......................................   253,982     61,640
#    MAKUS, Inc.............................................    21,923     73,540
# *  Maniker Co., Ltd.......................................    42,141     26,729
#    Mcnex Co., Ltd.........................................    77,836    982,049
# *  ME2ON Co., Ltd.........................................   194,591    916,669
#    Mediana Co., Ltd.......................................    37,423    194,711
     Meerecompany, Inc......................................    25,470  1,396,645
#    MegaStudy Co., Ltd.....................................    64,566    532,984
     MegaStudyEdu Co., Ltd..................................    44,725    714,691
# *  Melfas, Inc............................................   166,086    381,581
#    META BIOMED Co., Ltd...................................   157,118    398,649
# *  Mgame Corp.............................................   132,226    274,177
# *  MGENPLUS Co., Ltd......................................   101,778    722,484
     Mi Chang Oil Industrial Co., Ltd.......................     6,207    418,996
# *  MiCo, Ltd..............................................   235,572    695,503
# *  Microfriend, Inc.......................................    41,780    116,792
*    Midong & Cinema Co., Ltd...............................     7,602     15,299
#    Minwise Co., Ltd.......................................    75,118  1,161,419
     Mirae Asset Life Insurance Co., Ltd....................   720,495  2,888,732
# *  Mirae Corp............................................. 5,167,826    760,433
#    Miwon Chemicals Co., Ltd...............................     3,853    134,160
#    Miwon Commercial Co., Ltd..............................       716    154,273
#    Miwon Specialty Chemical Co., Ltd......................    13,060    750,987
#    MK Electron Co., Ltd...................................   135,468  1,004,188
# *  MNTech Co., Ltd........................................   151,340    408,103
#    Mobase Co., Ltd........................................   130,616    344,993
# *  Mobile Appliance, Inc..................................    87,251    346,519
# *  Moda-InnoChips Co., Ltd................................    13,182    105,475
#    Modetour Network, Inc..................................   136,697  2,835,058
#    Monalisa Co., Ltd......................................   104,413    228,798
#    MonAmi Co., Ltd........................................   104,161    224,673
#    Moorim P&P Co., Ltd....................................   196,736  1,318,061
#    Moorim Paper Co., Ltd..................................   161,230    402,562
#    Motonic Corp...........................................    88,699    654,646
# *  MP Group, Inc..........................................   151,072     32,687
#    MP Hankang Co., Ltd....................................   150,750    308,306
#    MS Autotech Co., Ltd...................................   143,953    233,440
#    Muhak Co., Ltd.........................................   122,263  1,251,429
#    Multicampus Corp.......................................    18,718    637,411
#    MyungMoon Pharm Co., Ltd...............................   169,439    767,317
#    Nam Hwa Construction Co., Ltd..........................     8,401     78,707
#    Namhae Chemical Corp...................................   211,659  1,880,124
# *  NamKwang Engineering & Construction Co., Ltd...........    11,133    135,568
# *  Namsun Aluminum Co., Ltd...............................   677,470    824,992
# *  Namuga Co., Ltd........................................     8,722    119,812
     Namyang Dairy Products Co., Ltd........................     2,928  1,543,513

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
                                                             SHARES   VALUE>>
                                                             ------- ----------
SOUTH KOREA -- (Continued)
# *  Nano Chem Tech, Inc....................................  71,136 $  331,124
# *  NanoenTek, Inc.........................................  59,527    232,358
#    Nasmedia Co., Ltd......................................  29,359    838,092
# *  Nature & Environment Co., Ltd.......................... 203,034    279,912
#    NeoPharm Co., Ltd......................................  39,656  1,321,420
# *  Neowiz................................................. 133,655  1,343,954
# *  NEOWIZ HOLDINGS Corp...................................  42,417    407,019
#    NEPES Corp............................................. 155,670  1,226,614
# *  Neuros Co., Ltd........................................ 116,058    433,130
#    New Power Plasma Co., Ltd..............................  33,495    401,737
#    Nexen Corp............................................. 257,315  1,169,011
     Nexen Tire Corp........................................ 264,279  1,895,502
# *  Nexon GT Co., Ltd...................................... 112,779    685,435
# *  Next Entertainment World Co., Ltd...................... 119,100    475,205
# *  Next Science Co. Ltd...................................  31,542    223,895
#    NextEye Co., Ltd....................................... 197,968    445,528
#    Nexturn Co., Ltd.......................................  53,705    471,195
*    NHN BUGS Corp..........................................  55,774    282,753
# *  NHN Entertainment Corp................................. 107,792  4,351,126
# *  NHN KCP Corp........................................... 108,868    975,398
     NI Steel Co., Ltd......................................   6,100     12,178
     NICE Holdings Co., Ltd................................. 132,673  2,001,858
#    Nice Information & Telecommunication, Inc..............  47,343    788,961
     NICE Information Service Co., Ltd...................... 272,052  2,603,795
#    NICE Total Cash Management Co., Ltd.................... 178,566  1,978,521
# *  NK Co., Ltd............................................ 510,585    498,124
#    Nong Shim Holdings Co., Ltd............................  14,750    855,706
#    Nong Woo Bio Co., Ltd..................................  64,184    575,598
#    Noroo Holdings Co., Ltd................................  14,784    152,141
#    NOROO Paint & Coatings Co., Ltd........................  81,625    565,778
     NPC....................................................  66,771    229,039
#    NS Shopping Co., Ltd................................... 145,658  1,383,407
# *  NSN Co., Ltd...........................................  13,286     17,613
# *  nTels Co., Ltd.........................................  20,243    160,360
# *  Nuri Telecom Co., Ltd..................................  57,184    316,224
# *  NUTRIBIOTECH Co., Ltd..................................  93,212  1,246,781
# *  NUVOTEC Co., Ltd....................................... 153,125    180,946
# *  Omnisystem Co., Ltd.................................... 306,179    481,102
#    Openbase, Inc.......................................... 183,847    301,051
#    Opto Device Technology Co., Ltd........................  83,155    366,122
#    OptoElectronics Solutions Co., Ltd.....................  10,853    111,419
# *  OPTRON-TEC, Inc........................................ 154,117    545,042
# *  Orbitech Co., Ltd...................................... 159,009    481,097
# *  Orientbio, Inc......................................... 954,313    692,274
#    Orion Holdings Corp....................................  56,309    776,070
# *  OSANGJAIEL Co., Ltd....................................  85,897    499,993
# *  Osstem Implant Co., Ltd................................  90,651  3,404,848
# *  Osung Advanced Materials Co., Ltd...................... 278,129    467,080
#    Paik Kwang Industrial Co., Ltd......................... 100,733    206,158
#    Pang Rim Co., Ltd......................................  10,174    219,365
# *  Pan-Pacific Co., Ltd................................... 235,398    602,179
# *  PaperCorea, Inc........................................ 299,792    203,850
     Paradise Co., Ltd...................................... 335,403  5,299,832
#    Partron Co., Ltd....................................... 373,043  2,852,737
# *  Paru Co., Ltd.......................................... 257,213    604,490
# *  Paxnet Co., Ltd........................................  57,936    423,172
# *  People & Technology, Inc...............................  61,565    587,782

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
                                                             SHARES   VALUE>>
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#    PHARMA RESEARCH PRODUCTS Co., Ltd......................  43,828 $1,261,819
# *  Phoenix Materials Co., Ltd............................. 304,133    173,419
#    Pixelplus Co., Ltd.....................................  21,391    119,987
# *  PNE Solution Co., Ltd..................................  86,108    871,147
# *  Pobis TNC Co., Ltd..................................... 250,451    183,337
#    Poongsan Corp.......................................... 186,949  3,981,273
     Poongsan Holdings Corp.................................  34,674  1,078,213
     POSCO Coated & Color Steel Co., Ltd....................  20,770    344,856
     Posco ICT Co., Ltd..................................... 433,606  2,110,205
#    Posco M-Tech Co., Ltd.................................. 171,558    887,825
# *  Power Logics Co., Ltd.................................. 232,551  1,168,996
#    Protec Co., Ltd........................................  45,775    440,888
#    PS TEC Co., Ltd........................................ 105,727    412,172
     PSK, Inc............................................... 124,011  1,440,403
#    Pulmuone Co., Ltd......................................   8,302    693,722
#    Pungkuk Alcohol Industry Co., Ltd......................  20,749    146,424
#    Pyeong Hwa Automotive Co., Ltd......................... 104,184    561,677
# *  RaonSecure Co., Ltd.................................... 235,194    450,456
     Rayence Co., Ltd.......................................  17,601    222,980
# *  Redrover Co., Ltd...................................... 324,340    570,770
#    Reyon Pharmaceutical Co., Ltd..........................  57,304    828,461
#    RFHIC Corp.............................................  35,138    792,069
#    RFTech Co., Ltd........................................ 166,961    759,334
#    Robostar Co., Ltd......................................  58,914  1,283,395
#    Rorze Systems Corp.....................................  60,531    147,638
#    S Net Systems, Inc..................................... 100,072    301,949
#    S&S Tech Corp.......................................... 126,918    325,492
# *  S&T Corp...............................................  15,383    172,477
# *  S&T Dynamics Co., Ltd.................................. 185,357  1,122,837
     S&T Holdings Co., Ltd..................................  67,890    743,166
#    S&T Motiv Co., Ltd.....................................  89,148  2,063,558
# *  S.Y. Panel Co., Ltd.................................... 125,687    532,275
     Sajo Industries Co., Ltd...............................  25,607  1,126,938
# *  Sajodongaone Co., Ltd.................................. 256,108    245,013
#    Sam Chun Dang Pharm Co., Ltd........................... 128,414  3,608,562
# *  SAM KANG M&T Co., Ltd.................................. 103,756    522,939
     Sam Young Electronics Co., Ltd.........................  95,284    939,740
#    Sam Yung Trading Co., Ltd..............................  84,109  1,007,855
#    Sam-A Pharm Co., Ltd...................................   4,439     61,237
#    Sambo Motors Co., Ltd..................................  58,920    321,279
#    Sambon Precision & Electronics Co., Ltd................ 156,715    383,817
     Samchully Co., Ltd.....................................  23,416  1,882,707
#    Samchuly Bicycle Co., Ltd..............................  69,555    364,378
#    Samho Development Co., Ltd............................. 159,829    605,594
# *  Samho International Co., Ltd...........................  45,454    481,375
#    SAMHWA Paints Industrial Co., Ltd......................  83,835    394,390
#    Samick Musical Instruments Co., Ltd.................... 505,081    699,448
     Samick THK Co., Ltd....................................  82,624    845,608
#    Samil Pharmaceutical Co., Ltd..........................  34,462    669,161
#    Samji Electronics Co., Ltd............................. 104,626    712,148
# *  Samjin LND Co., Ltd....................................  98,862    154,485
     Samjin Pharmaceutical Co., Ltd.........................  82,503  2,689,022
#    Samkee Automotive Co., Ltd............................. 179,493    383,049
#    Samkwang Glass Co., Ltd................................  25,617    657,060
     Sammok S-Form Co., Ltd.................................     861      8,383
#    SAMPYO Cement Co., Ltd................................. 231,777    644,882
     Samsung Climate Control Co., Ltd.......................   3,552     27,911

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
*    Samsung Pharmaceutical Co., Ltd........................   228,959 $  518,543
#    SAMT Co., Ltd..........................................   453,527    657,199
#    Samwha Capacitor Co., Ltd..............................    63,837  3,165,166
#    Samwha Electric Co., Ltd...............................    30,235    538,374
#    Samyang Corp...........................................    31,866  1,698,067
#    Samyang Foods Co., Ltd.................................    26,240  1,406,487
     Samyang Holdings Corp..................................    35,715  2,715,881
#    Samyang Tongsang Co., Ltd..............................    16,412    571,557
#    Samyoung M-Tek Co., Ltd................................    10,739     25,121
#    Sang-A Frontec Co., Ltd................................    60,793    624,997
# *  Sangbo Corp............................................   184,995    256,734
# *  Sangsangin Co., Ltd....................................   277,671  4,298,242
#    Sangsin Brake..........................................    47,715    166,037
#    Sangsin Energy Display Precision Co., Ltd..............    71,446    882,826
#    SaraminHR Co., Ltd.....................................    49,012    648,432
#    Satrec Initiative Co., Ltd.............................    21,601    432,003
#    SAVEZONE I&C Corp......................................   118,777    347,022
# *  SBI Investment Korea Co., Ltd..........................   753,154    466,728
*    SBS Contents Hub Co., Ltd..............................     1,653      7,118
*    SBS Media Holdings Co., Ltd............................   403,298    800,534
# *  SBW.................................................... 1,039,781    851,778
# *  S-Connect Co., Ltd.....................................   422,477    516,468
#    SD Biotechnologies Co., Ltd............................    76,369    608,851
# *  SDN Co., Ltd...........................................   288,561    345,673
     Seah Besteel Corp......................................   117,643  1,676,090
     SeAH Holdings Corp.....................................     5,096    447,209
*    SeAH Steel Corp........................................    13,823    714,480
     SeAH Steel Holdings Corp...............................    15,418    663,887
#    Sebang Co., Ltd........................................    83,682    907,755
     Sebang Global Battery Co., Ltd.........................    58,927  1,815,681
#    Sebo Manufacturing Engineer Corp.......................    50,252    382,476
#    Secuve Co., Ltd........................................   165,015    188,031
*    Seegene, Inc...........................................   130,563  2,114,761
#    Sejong Industrial Co., Ltd.............................    73,373    339,017
*    Sejong Telecom, Inc.................................... 2,720,131  1,161,564
# *  Sejoong Co., Ltd.......................................    80,478    235,213
# *  Sekonix Co., Ltd.......................................    76,636    439,361
# *  Selvas AI, Inc.........................................   143,901    501,316
#    Sempio Foods Co........................................    14,221    351,115
#    Semyung Electric Machinery Co., Ltd....................    71,290    357,028
#    S-Energy Co., Ltd......................................    89,497    407,955
# *  Seobu T&D..............................................   257,071  1,984,456
#    Seohan Co., Ltd........................................   665,350    991,564
#    Seohee Construction Co., Ltd........................... 1,374,142  1,424,129
     Seojin System Co., Ltd.................................     3,725     99,775
#    Seondo Electric Co., Ltd...............................    91,667    297,099
#    Seoul Auction Co., Ltd.................................    90,289    911,156
# *  Seoul Electronics & Telecom............................   269,734    254,019
# *  Seoul Food Industrial Co., Ltd......................... 2,476,815    359,871
#    Seoul Pharma Co., Ltd..................................    56,814    356,620
#    Seoul Semiconductor Co., Ltd...........................   304,747  5,490,451
# *  Seouleaguer Co., Ltd...................................   113,345    235,836
#    Seoulin Bioscience Co., Ltd............................    26,970    212,857
# *  Seowon Co., Ltd........................................   158,377    139,981
#    SEOWONINTECH Co., Ltd..................................    91,951    326,781
#    Seoyon Co., Ltd........................................   112,588    332,975
#    Seoyon E-Hwa Co., Ltd..................................    93,174    327,479

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
#    Sewha P&C, Inc.........................................   111,502 $  460,473
# *  Sewon Cellontech Co., Ltd..............................   413,385  1,344,982
     Sewon Precision Industry Co., Ltd......................    25,563    179,170
#    SEWOONMEDICAL Co., Ltd.................................   179,369    529,452
     SFA Engineering Corp...................................   154,588  5,294,469
*    SFA Semicon Co., Ltd...................................   632,106    787,381
# *  SFC Co., Ltd...........................................   282,273    908,836
# *  SG Corp................................................ 1,029,814    552,021
# *  SG&G Corp..............................................   178,205    273,893
# *  SGA Co., Ltd...........................................   639,445    290,847
#    SGA Solutions Co., Ltd.................................   160,395    178,411
#    SH Energy & Chemical Co., Ltd..........................   739,431    629,373
# *  Shin Poong Pharmaceutical Co., Ltd.....................   321,090  1,818,408
     Shindaeyang Paper Co., Ltd.............................       947     56,863
#    Shinil Industrial Co., Ltd.............................   573,704    640,746
#    Shinsegae Engineering & Construction Co., Ltd..........    22,487    469,393
#    Shinsegae Food Co., Ltd................................    17,956  1,434,818
#    Shinsegae Information & Communication Co., Ltd.........     9,260  1,117,874
#    Shinsegae International, Inc...........................    25,637  3,329,176
# *  Shinsung E&G Co., Ltd..................................   881,232    879,307
# *  Shinsung Tongsang Co., Ltd.............................   518,762    373,751
# *  Shinwha Intertek Corp..................................   245,476    324,807
# *  Shinwon Construction Co., Ltd..........................    99,883    280,988
# *  Shinwon Corp...........................................   352,571    508,809
     Shinyoung Securities Co., Ltd..........................    33,458  1,670,770
#    SHOWBOX Corp...........................................   265,600    764,452
# *  Signetics Corp.........................................   450,335    305,367
#    SIGONG TECH Co., Ltd...................................    91,546    452,950
#    Silicon Works Co., Ltd.................................    89,032  3,101,148
#    Silla Co., Ltd.........................................    53,910    597,288
     SIMMTECH Co., Ltd......................................   121,212    880,851
#    SIMMTECH HOLDINGS Co., Ltd.............................   126,986    217,906
#    SIMPAC, Inc............................................   116,026    240,897
     Sindoh Co., Ltd........................................    40,393  1,544,730
     Sinil Pharm Co., Ltd...................................     1,227     10,391
#    SinSin Pharmaceutical Co., Ltd.........................    20,796    137,380
     SJM Co., Ltd...........................................    33,689     88,068
#    SK Bioland Co., Ltd....................................    88,968    978,088
#    SK D&D Co., Ltd........................................    60,188  1,620,098
     SK Discovery Co., Ltd..................................    29,466    701,800
#    SK Gas, Ltd............................................    35,424  2,278,998
#    SK Networks Co., Ltd................................... 1,047,760  3,928,514
# *  SK Securities Co., Ltd................................. 3,605,935  2,358,525
     SKC Co., Ltd...........................................   140,935  4,121,569
# *  SKC Solmics Co., Ltd...................................   223,189    612,269
     SKCKOLONPI, Inc........................................   112,448  3,328,553
# *  Skin n Skin Co., Ltd...................................   539,600    329,860
     SL Corp................................................   107,299  1,362,247
# *  SM Culture & Contents Co., Ltd.........................   302,698    516,729
*    SM Entertainment Co....................................   173,695  6,716,750
# *  S-MAC Co., Ltd......................................... 1,016,327    914,742
# *  SMARK Co., Ltd.........................................   907,008     81,597
#    SMCore, Inc............................................    80,015    724,986
#    SMEC Co., Ltd..........................................   216,193    549,842
*    SNTEK Co., Ltd.........................................     1,749      8,964
# *  SNU Precision Co., Ltd.................................   165,332    341,772
# *  Solborn, Inc...........................................   137,586    561,030

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
# *  Solco Biomedical Co., Ltd.............................. 1,496,270 $  540,658
# *  Solid, Inc.............................................   202,409    478,689
#    Songwon Industrial Co., Ltd............................   137,771  2,099,656
# *  Sonokong Co., Ltd......................................   138,753    253,215
# *  Soosan Heavy Industries Co., Ltd.......................   206,213    275,079
#    Soulbrain Co., Ltd.....................................    98,004  4,528,615
     SPC Samlip Co., Ltd....................................    19,377  2,143,400
#    SPG Co., Ltd...........................................   135,956    906,218
     Spigen Korea Co., Ltd..................................    23,823    898,395
# *  Ssangyong Motor Co.....................................   342,624  1,115,341
#    ST Pharm Co., Ltd......................................    27,510    509,049
#    Suheung Co., Ltd.......................................    58,794  1,415,033
     Sun Kwang Co., Ltd.....................................    24,058    348,505
# *  Sunchang Corp..........................................    55,687    238,392
# *  SundayToz Corp.........................................    45,574    688,017
#    Sung Bo Chemicals Co., Ltd.............................    89,031    470,908
#    Sung Kwang Bend Co., Ltd...............................   175,148  1,797,428
# *  Sungchang Enterprise Holdings, Ltd.....................   521,155    903,927
#    Sungdo Engineering & Construction Co., Ltd.............   100,287    377,657
# *  Sungshin Cement Co., Ltd...............................   156,234  1,207,685
     Sungwoo Hitech Co., Ltd................................   461,540  1,412,357
# *  Sunjin Co., Ltd........................................   116,336  1,126,333
# *  Sunny Electronics Corp.................................   208,190    342,869
# *  Supex BNP Co., Ltd.....................................   290,949    241,456
# *  Suprema HQ, Inc........................................    36,612    174,219
# *  Suprema, Inc...........................................    36,649    519,136
     SurplusGlobal, Inc.....................................    14,061     38,299
# *  Synopex, Inc...........................................   552,009  1,129,279
#    Systems Technology, Inc................................   103,687    837,373
#    Tae Kyung Industrial Co., Ltd..........................    51,754    237,475
     Taekwang Industrial Co., Ltd...........................     3,073  3,987,721
*    Taewoong Co., Ltd......................................    90,785    845,274
     Taeyoung Engineering & Construction Co., Ltd...........   356,998  2,995,526
# *  Taihan Electric Wire Co., Ltd..........................   915,299    836,422
# *  Taihan Fiberoptics Co., Ltd............................   455,943  2,041,708
*    Taihan Textile Co., Ltd................................     6,240     63,375
     Tailim Packaging Co., Ltd..............................    82,439    212,019
# *  TBH Global Co., Ltd....................................   131,435    415,210
#    TechWing, Inc..........................................   109,624    975,776
#    Telechips, Inc.........................................    45,786    396,601
# *  Tellus Co., Ltd........................................   550,695    404,239
#    Tera Semicon Co., Ltd..................................    70,005    910,865
#    TES Co., Ltd...........................................   110,645  1,467,559
#    Tesna Co., Ltd.........................................    46,344    887,011
# *  Theragen Etex Co., Ltd.................................   172,784  1,421,304
# *  Thinkware Systems Corp.................................    69,109    323,385
# *  TK Chemical Corp.......................................   510,823    812,228
     TK Corp................................................   143,769  1,527,129
#    TLI, Inc...............................................    23,474     77,409
# *  TOBESOFT Co., Ltd......................................   105,940    621,897
     Tokai Carbon Korea Co., Ltd............................    40,094  1,987,593
#    Tong Yang Moolsan Co., Ltd.............................   438,988    596,578
#    Tongyang Life Insurance Co., Ltd.......................   328,423  1,630,620
     Tongyang pile, Inc.....................................     3,387     18,772
     Tongyang, Inc.......................................... 1,510,217  2,112,849
#    Tonymoly Co., Ltd......................................    56,762    394,018
#    Top Engineering Co., Ltd...............................    96,322    746,251

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CONTINUED


                                                              SHARES    VALUE>>
                                                             --------- ----------
SOUTH KOREA -- (Continued)
# *  Toptec Co., Ltd........................................   162,584 $1,900,335
     Tovis Co., Ltd.........................................   127,615    730,608
     TS Corp................................................    29,662    493,145
# *  T'way Holdings, Inc....................................   280,509    561,998
#    UBCare Co., Ltd........................................   195,810    611,261
# *  Ubiquoss Holdings, Inc.................................    93,359    450,912
#    Ubiquoss, Inc..........................................    25,555    706,657
# *  Ubivelox, Inc..........................................    25,329    118,092
# *  Ugint Co., Ltd.........................................   585,598    280,018
#    UIL Co., Ltd...........................................   100,293    385,578
#    Uju Electronics Co., Ltd...............................    57,321    406,251
# *  Unick Corp.............................................    71,948    215,690
     Unid Co., Ltd..........................................    45,001  1,589,211
#    Union Materials Corp...................................   166,187    260,025
#    Union Semiconductor Equipment & Materials Co., Ltd.....   202,613    669,169
#    Uniquest Corp..........................................   116,456    746,257
# *  Unison Co., Ltd........................................   554,510    948,265
# *  Unitekno Co., Ltd......................................     7,390     98,449
     UniTest, Inc...........................................   148,026  1,608,613
# *  U-Tech Co., Ltd........................................    42,267    106,061
     Value Added Technology Co., Ltd........................    71,764  1,429,720
#    Very Good Tour Co., Ltd................................    51,748    352,852
# *  Vessel Co., Ltd........................................    55,092    198,337
#    Viatron Technologies, Inc..............................    86,419    746,515
# *  VICTEK Co., Ltd........................................   129,990    248,025
#    Vieworks Co., Ltd......................................    63,864  1,810,417
#    Visang Education, Inc..................................    54,760    343,470
# *  Vitzro Tech Co., Ltd...................................    11,550     61,291
# *  Vitzrocell Co., Ltd....................................    96,633    870,446
# *  VitzroSys Co., Ltd.....................................   219,772    283,219
# *  W Holding Co., Ltd.....................................   920,210    427,927
*    Wave Electronics Co., Ltd..............................     1,796     33,087
*    Webzen, Inc............................................   127,638  1,674,587
# *  Welcron Co., Ltd.......................................   189,702    486,315
#    WeMade Entertainment Co., Ltd..........................    74,204  1,546,023
#    Whanin Pharmaceutical Co., Ltd.........................   120,322  1,802,573
# *  WillBes & Co. (The)....................................   395,146    375,497
#    Winix, Inc.............................................    60,058    699,884
#    Wins Co., Ltd..........................................    68,892    676,841
#    WiSoL Co., Ltd.........................................   180,026  2,462,088
# *  WIZIT Co., Ltd.........................................   625,404    540,026
*    Won Ik Corp............................................     8,055     36,740
# *  WONIK CUBE Corp........................................   118,148    289,330
*    Wonik Holdings Co., Ltd................................   290,705  1,025,785
     WONIK IPS Co., Ltd.....................................   205,994  3,458,099
# *  Wonik Materials Co., Ltd...............................    59,780  1,470,219
# *  Wonik QnC Corp.........................................   145,417  1,616,009
# *  Wonpung Mulsan Co., Ltd................................    66,833    205,259
# *  Woojin Plaimm Co., Ltd.................................    12,566     64,417
*    Woojin, Inc............................................     2,070      7,986
# *  Woongjin Co., Ltd......................................   417,639    960,506
# *  Woongjin Energy Co., Ltd...............................   130,463    198,951
#    Woongjin Thinkbig Co., Ltd.............................   212,887    774,226
# *  Woori Investment Bank Co., Ltd......................... 3,270,585  2,058,832
     Woori Technology Investment Co., Ltd...................   120,118    285,389
# *  Woori Technology, Inc..................................   671,613    633,508
# *  Wooridul Pharmaceutical, Ltd...........................   103,685    588,545

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CONTINUED


                                                              SHARES     VALUE>>
                                                             --------- ------------
SOUTH KOREA -- (Continued)
*    Woorison F&G Co., Ltd..................................    64,300 $     88,724
#    Woory Industrial Co., Ltd..............................    44,126    1,094,234
#    Wooshin Systems Co., Ltd...............................    87,771      479,374
#    Woosu AMS Co., Ltd.....................................   139,479      448,206
#    WooSung Feed Co., Ltd..................................   171,724      340,398
#    Worldex Industry & Trading Co., Ltd....................    46,320      189,737
#    Y G-1 Co., Ltd.........................................   124,327    1,052,190
# *  YeaRimDang Publishing Co., Ltd.........................   114,015      510,938
#    Yeong Hwa Metal Co., Ltd...............................   195,869      200,512
#    YES24 Co., Ltd.........................................    58,265      208,986
# *  Yest Co., Ltd..........................................    54,484      386,718
#    YG Entertainment, Inc..................................    93,654    3,038,868
# *  YG PLUS................................................   168,132      310,119
# *  YIK Corp...............................................   162,264      418,970
# *  YJM Games Co., Ltd.....................................   302,227      472,554
#    YMC Co., Ltd...........................................   120,112      820,776
     Yong Pyong Resort Co., Ltd.............................   150,446      698,080
# *  Yonwoo Co., Ltd........................................    33,428      544,092
#    Yoosung Enterprise Co., Ltd............................   146,134      360,118
#    YooSung T&S Co., Ltd...................................   106,473      231,668
     Youlchon Chemical Co., Ltd.............................    86,600      939,203
#    Young Heung Iron & Steel Co., Ltd......................   241,560      207,186
# *  Young In Frontier Co., Ltd.............................    74,541      268,985
     Young Poong Corp.......................................       385      221,932
#    Young Poong Precision Corp.............................    88,357      546,094
     Youngone Corp..........................................   105,247    3,311,150
     Youngone Holdings Co., Ltd.............................    38,622    2,083,896
# *  YoungWoo DSP Co., Ltd..................................    79,720      141,065
     YTN Co., Ltd...........................................    73,837      119,805
# *  Yuanta Securities Korea Co., Ltd.......................   885,994    2,473,207
#    YuHwa Securities Co., Ltd..............................    17,992      213,427
# *  Yujin Robot Co., Ltd...................................   110,916      362,820
*    Yungjin Pharmaceutical Co., Ltd........................   239,097    1,161,830
# *  Yuyang DNU Co., Ltd....................................   181,687    1,145,535
     Yuyu Pharma, Inc.......................................     1,676       16,103
#    Zeus Co., Ltd..........................................    56,787      607,831
# *  Zungwon En-Sys, Inc....................................    86,136      150,667
                                                             --------- ------------
TOTAL SOUTH KOREA...........................................            991,963,693
                                                                       ------------
TAIWAN -- (16.1%)
     Aaeon Technology, Inc..................................    12,000       29,590
#    ABC Taiwan Electronics Corp............................   494,910      332,443
#    Ability Enterprise Co., Ltd............................ 1,872,293      734,875
#    Ability Opto-Electronics Technology Co., Ltd...........   427,232      678,062
     AcBel Polytech, Inc.................................... 3,350,599    1,927,117
#    Ace Pillar Co., Ltd....................................   448,000      245,217
#    ACES Electronic Co., Ltd...............................   790,000      401,875
*    Acon Holding, Inc...................................... 1,294,000      251,008
#    Acter Co., Ltd.........................................   324,302    1,689,086
*    Action Electronics Co., Ltd............................ 1,395,000      265,724
#    Actron Technology Corp.................................   513,150    1,514,190
#    A-DATA Technology Co., Ltd............................. 1,784,879    2,182,905
     Addcn Technology Co., Ltd..............................   117,299      916,421
#    Adlink Technology, Inc.................................   933,031    1,059,506
#    Advanced Ceramic X Corp................................   305,000    1,920,934
     Advanced International Multitech Co., Ltd..............   937,000      954,919

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
TAIWAN -- (Continued)
*    Advanced Lithium Electrochemistry Cayman Co., Ltd...... 1,199,000 $  539,263
#    Advanced Optoelectronic Technology, Inc................   642,000    327,606
     Advanced Wireless Semiconductor Co..................... 1,076,000  1,345,039
     Advancetek Enterprise Co., Ltd......................... 1,403,519    683,818
     AEON Motor Co., Ltd....................................     9,000     10,232
     Aerospace Industrial Development Corp.................. 1,467,000  1,338,991
# *  AGV Products Corp...................................... 3,439,433    736,125
     AimCore Technology Co., Ltd............................   324,551    146,753
     Airmate Cayman International Co., Ltd..................    93,000     38,550
     Alchip Technologies, Ltd...............................   381,000    859,727
     Alcor Micro Corp.......................................   278,000    150,902
     Alexander Marine Co., Ltd..............................    17,000     16,541
# *  ALI Corp............................................... 2,225,000    665,965
#    All Ring Tech Co., Ltd.................................   476,000    666,611
#    Allied Circuit Co., Ltd................................   206,000    353,362
#    Allis Electric Co., Ltd................................ 1,117,000    430,740
#    Alltek Technology Corp................................. 1,093,873    566,570
#    Alltop Technology Co., Ltd.............................   429,000    661,565
#    Alpha Networks, Inc.................................... 2,524,386  1,113,657
     Altek Corp............................................. 2,076,945  1,537,379
#    Amazing Microelectronic Corp...........................   374,773    888,018
#    Ambassador Hotel (The)................................. 1,701,000  1,225,834
#    AMICCOM Electronics Corp...............................   311,000    184,160
     Ampire Co., Ltd........................................   774,000    425,707
     AMPOC Far-East Co., Ltd................................   685,444    526,831
*    AmTRAN Technology Co., Ltd............................. 7,364,951  2,814,425
#    Anderson Industrial Corp............................... 1,079,416    351,399
#    Anpec Electronics Corp.................................   485,007    832,096
#    AP Memory Technology Corp..............................   261,375    379,929
#    Apacer Technology, Inc.................................   695,325    587,231
#    APAQ Technology Co., Ltd...............................   401,120    381,081
     APCB, Inc..............................................   974,000    819,456
#    Apex Biotechnology Corp................................   806,483    704,151
# *  Apex International Co., Ltd............................   992,470    946,815
#    Apex Medical Corp......................................   464,500    363,213
#    Apex Science & Engineering............................. 1,046,132    305,240
#    Apogee Optocom Co., Ltd................................    80,216    103,289
#    Arcadyan Technology Corp............................... 1,080,718  1,767,525
     Ardentec Corp.......................................... 3,312,274  2,889,248
     Argosy Research, Inc...................................   268,000    238,101
#    Asia Electronic Material Co., Ltd......................   470,000    246,350
     Asia Optical Co., Inc.................................. 1,648,000  2,968,777
*    Asia Pacific Telecom Co., Ltd.......................... 1,006,000    193,681
#    Asia Plastic Recycling Holding, Ltd.................... 1,699,182    341,022
     Asia Polymer Corp...................................... 2,880,232  1,268,416
#    Asia Tech Image, Inc...................................   382,000    449,122
#    Asia Vital Components Co., Ltd......................... 2,421,058  1,664,334
#    ASMedia Technology, Inc................................   170,424  2,359,342
#    ASPEED Technology, Inc.................................   157,599  2,322,348
#    ASROCK, Inc............................................   317,000    500,895
     ATE Energy International Co., Ltd......................     9,000      9,903
     Aten International Co., Ltd............................   650,479  1,631,899
     Audix Corp.............................................   614,600    702,334
#    AURAS Technology Co., Ltd..............................   474,148    924,163
     Aurona Industries, Inc.................................   508,000    309,054
#    Aurora Corp............................................   509,349  1,550,895
     Avalue Technology, Inc.................................   320,000    377,619

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
                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
#    Avermedia Technologies.................................  1,525,446 $  462,266
*    Avision, Inc...........................................    386,000     51,920
#    AVY Precision Technology, Inc..........................    605,691    565,142
#    Awea Mechantronic Co., Ltd.............................    273,210    265,451
     Axiomtek Co., Ltd......................................    421,000    681,884
# *  Azurewave Technologies, Inc............................    457,000    294,066
#    Bank of Kaohsiung Co., Ltd.............................  3,516,548  1,000,559
#    Basso Industry Corp....................................    960,900  1,358,293
#    BenQ Materials Corp....................................  1,377,000    645,612
#    BES Engineering Corp................................... 12,838,750  2,915,156
#    Bin Chuan Enterprise Co., Ltd..........................    565,070    256,167
# *  Bionet Corp............................................    132,000     99,538
#    Bionime Corp...........................................    202,000    310,948
#    Biostar Microtech International Corp...................  1,292,975    403,378
#    Bioteque Corp..........................................    444,308  1,201,390
#    Bizlink Holding, Inc...................................    862,492  4,614,809
# *  Boardtek Electronics Corp..............................    893,000    797,763
     Bon Fame Co., Ltd......................................    135,000    198,918
     Bothhand Enterprise, Inc...............................    391,000    466,229
#    Bright Led Electronics Corp............................    809,520    260,391
#    Brighton-Best International Taiwan, Inc................    833,318    897,378
*    Browave Corp...........................................    479,000    479,893
     C Sun Manufacturing, Ltd...............................  1,189,221    958,296
*    Calin Technology Co., Ltd..............................     86,000     83,082
*    Cameo Communications, Inc..............................  1,675,818    430,388
#    Capital Futures Corp...................................    765,642  1,023,759
     Capital Securities Corp................................ 15,092,501  4,522,582
#    Career Technology MFG. Co., Ltd........................  2,912,469  4,040,285
*    Carnival Industrial Corp...............................  1,419,000    200,497
#    Casetek Holdings, Ltd..................................  1,315,571  1,860,870
     Cathay Chemical Works..................................     30,000     16,548
#    Cathay Real Estate Development Co., Ltd................  4,504,700  2,679,285
#    Cayman Engley Industrial Co., Ltd......................    262,099    939,294
     CCP Contact Probes Co., Ltd............................    137,000     84,458
#    Celxpert Energy Corp...................................    581,000    584,326
     Center Laboratories, Inc...............................  1,442,023  2,671,008
#    Central Reinsurance Co., Ltd...........................    965,380    519,383
#    Chain Chon Industrial Co., Ltd.........................  1,286,000    335,922
#    ChainQui Construction Development Co., Ltd.............    550,714    506,847
# *  Champion Building Materials Co., Ltd...................  2,387,851    536,097
#    Champion Microelectronic Corp..........................      6,758      8,764
     Chang Wah Electromaterials, Inc........................    251,905  1,041,012
#    Chang Wah Technology Co., Ltd..........................     77,817    592,106
#    Channel Well Technology Co., Ltd.......................  1,263,000    889,444
     Chant Sincere Co., Ltd.................................    411,000    278,410
#    Charoen Pokphand Enterprise............................  1,319,985  1,790,956
     Chaun-Choung Technology Corp...........................    457,000  1,537,477
     CHC Healthcare Group...................................    722,000    767,744
#    CHC Resources Corp.....................................    472,282    770,013
#    Chen Full International Co., Ltd.......................    686,000    720,989
#    Chenbro Micom Co., Ltd.................................    463,000    499,928
     Cheng Loong Corp.......................................  6,327,383  4,041,141
# *  Cheng Mei Materials Technology Corp....................  5,012,900  1,165,025
     Cheng Uei Precision Industry Co., Ltd..................  3,100,331  2,140,573
     Chenming Mold Industry Corp............................    816,437    369,059
     Chia Chang Co., Ltd....................................    878,000    774,536
     Chia Hsin Cement Corp..................................  2,603,121    968,992

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
                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
#    Chian Hsing Forging Industrial Co., Ltd................    265,000 $  348,851
#    Chicony Power Technology Co., Ltd......................  1,152,454  1,604,976
     Chieftek Precision Co., Ltd............................    393,750    919,980
#    Chien Kuo Construction Co., Ltd........................  1,660,312    516,314
#    Chilisin Electronics Corp..............................    964,380  2,322,956
#    Chime Ball Technology Co., Ltd.........................    203,840    303,134
     China Bills Finance Corp...............................  5,788,000  2,473,461
#    China Chemical & Pharmaceutical Co., Ltd...............  1,958,000  1,157,909
#    China Ecotek Corp......................................    214,000    202,268
#    China Electric Manufacturing Corp......................  2,593,900    734,951
#    China Fineblanking Technology Co., Ltd.................    446,432    537,199
#    China General Plastics Corp............................  3,110,951  1,847,915
#    China Glaze Co., Ltd...................................    507,002    170,083
     China Man-Made Fiber Corp.............................. 11,692,605  3,716,042
     China Metal Products...................................  1,945,603  1,896,769
     China Motor Corp.......................................  1,272,000    960,274
*    China Petrochemical Development Corp................... 21,223,000  7,772,938
     China Steel Chemical Corp..............................  1,142,554  4,650,903
#    China Steel Structure Co., Ltd.........................    621,000    523,523
#    China Wire & Cable Co., Ltd............................    716,160    557,824
#    Chinese Maritime Transport, Ltd........................    754,594    739,993
*    Ching Feng Home Fashions Co., Ltd......................    577,409    265,363
#    Chin-Poon Industrial Co., Ltd..........................  2,738,207  3,060,114
     Chipbond Technology Corp...............................  4,640,000  8,545,897
*    ChipMOS Techinologies, Inc., ADR.......................      6,040     79,607
*    ChipMOS Techinologies, Inc.............................  1,370,076    947,825
#    Chlitina Holding, Ltd..................................    388,000  2,593,848
     Chong Hong Construction Co., Ltd.......................  1,286,666  2,933,282
#    Chun YU Works & Co., Ltd...............................  1,442,000    923,156
     Chun Yuan Steel........................................  2,655,529    859,339
     Chung Hsin Electric & Machinery Manufacturing Corp.....  3,002,375  1,975,604
*    Chung Hung Steel Corp..................................  7,637,979  2,921,239
     Chung Hwa Food Industrial Co., Ltd.....................     96,850    209,127
#    Chung Hwa Pulp Corp....................................  3,927,405  1,155,405
     Chunghwa Chemical Synthesis & Biotech Co., Ltd.........    139,000     91,830
*    Chunghwa Picture Tubes, Ltd............................ 14,410,000    654,847
     Chunghwa Precision Test Tech Co., Ltd..................      9,000    121,922
     Chyang Sheng Dyeing & Finishing Co., Ltd...............  1,255,000    468,491
     Cleanaway Co., Ltd.....................................    569,000  3,140,206
#    Clevo Co...............................................  3,795,200  2,955,744
# *  CMC Magnetics Corp..................................... 14,960,566  2,675,985
#    C-Media Electronics, Inc...............................    464,000    244,395
     CoAsia Microelectronics Corp...........................    803,397    259,870
#    Coland Holdings, Ltd...................................    320,998    286,294
#    Collins Co., Ltd.......................................    562,431    169,078
     Compeq Manufacturing Co., Ltd..........................  5,443,000  3,496,028
     Compucase Enterprise...................................    527,000    356,496
#    Concord Securities Co., Ltd............................  4,011,110    937,143
#    Concraft Holding Co., Ltd..............................    301,400  1,145,535
     Continental Holdings Corp..............................  3,306,320  1,387,914
# *  Contrel Technology Co., Ltd............................  1,087,000    568,263
#    Coremax Corp...........................................    442,000  1,379,169
     Coretronic Corp........................................  3,293,200  4,531,741
#    Co.-Tech Development Corp..............................  1,202,533    994,053
#    Cowealth Medical Holding Co., Ltd......................    139,700    209,469
#    Coxon Precise Industrial Co., Ltd......................    841,000    408,268
#    Creative Sensor, Inc...................................    757,000    448,067

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
TAIWAN -- (Continued)
# *  CSBC Corp. Taiwan...................................... 1,463,422 $1,532,095
#    CTCI Corp.............................................. 1,999,000  2,823,022
#    C-Tech United Corp.....................................   376,971    205,711
#    Cub Elecparts, Inc.....................................   412,811  2,498,208
#    CviLux Corp............................................   567,040    409,487
#    CX Technology Co., Ltd.................................   313,755    209,045
     Cyberlink Corp.........................................   539,697  1,084,297
#    CyberPower Systems, Inc................................   295,000    687,625
#    CyberTAN Technology, Inc............................... 2,414,779    955,069
#    Cypress Technology Co., Ltd............................   271,700    501,003
     DA CIN Construction Co., Ltd........................... 1,190,711    705,413
#    Dadi Early-Childhood Education Group, Ltd..............   166,886  1,154,991
     Dafeng TV, Ltd.........................................   493,870    543,654
#    Da-Li Development Co., Ltd............................. 1,211,032  1,052,990
*    Danen Technology Corp.................................. 2,771,000    254,907
#    Darfon Electronics Corp................................ 1,769,550  2,040,204
#    Darwin Precisions Corp................................. 2,660,635  1,325,183
#    Davicom Semiconductor, Inc.............................   611,888    302,885
     Daxin Materials Corp...................................   409,200    855,712
#    De Licacy Industrial Co., Ltd.......................... 2,191,407  1,393,547
*    Delpha Construction Co., Ltd...........................   847,931    430,482
     Depo Auto Parts Ind Co., Ltd...........................   800,000  1,738,224
     Dimerco Data System Corp...............................   290,000    316,631
     Dimerco Express Corp...................................   828,000    503,349
# *  D-Link Corp............................................ 4,909,668  1,601,857
#    Draytek Corp...........................................   332,000    285,596
     Dyaco International, Inc...............................    35,000     31,652
     DYNACOLOR, Inc.........................................   306,000    355,335
# *  Dynamic Electronics Co., Ltd........................... 2,052,321    485,878
     Dynapack International Technology Corp................. 1,164,000  1,463,642
     E Ink Holdings, Inc.................................... 2,271,000  1,798,305
     Eastern Media International Corp....................... 3,337,511  1,500,107
#    ECOVE Environment Corp.................................   218,000  1,204,898
# *  Edimax Technology Co., Ltd............................. 1,489,108    401,781
*    Edison Opto Corp.......................................   861,000    342,652
#    Edom Technology Co., Ltd............................... 1,255,968    501,083
#    eGalax_eMPIA Technology, Inc...........................   397,131    501,527
#    Egis Technology, Inc...................................   505,000  1,592,880
     Elan Microelectronics Corp............................. 1,986,400  3,711,050
# *  E-Lead Electronic Co., Ltd.............................   507,942    212,391
*    Electric Power Technology, Ltd.........................   141,000     97,040
#    E-LIFE MALL Corp.......................................   512,000  1,031,491
#    Elite Advanced Laser Corp.............................. 1,014,226  1,772,777
#    Elite Material Co., Ltd................................ 2,041,350  4,091,803
#    Elite Semiconductor Memory Technology, Inc............. 2,053,200  1,975,818
     Elitegroup Computer Systems Co., Ltd................... 2,670,254  1,099,104
#    eMemory Technology, Inc................................   523,000  3,880,752
#    Emerging Display Technologies Corp.....................   748,000    218,234
*    ENG Electric Co., Ltd.................................. 1,073,514    125,601
#    Ennoconn Corp..........................................   320,972  2,134,762
     EnTie Commercial Bank Co., Ltd......................... 2,229,603    906,763
#    Epileds Technologies, Inc..............................   607,000    276,800
# *  Episil Holdings, Inc...................................   867,000    493,752
#    Epistar Corp........................................... 6,706,000  6,080,493
     Eslite Spectrum Corp. (The)............................    72,000    299,951
     Eson Precision Ind. Co., Ltd...........................   525,000    471,870
#    Eternal Materials Co., Ltd............................. 5,144,985  3,835,440

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CONTINUED


                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
*    E-Ton Solar Tech Co., Ltd..............................  2,909,209 $  238,296
*    Etron Technology, Inc..................................  3,017,000    833,782
     Eurocharm Holdings Co., Ltd............................    282,000    793,974
# *  Everest Textile Co., Ltd...............................  3,023,957  1,174,802
     Evergreen International Storage & Transport Corp.......  4,083,000  1,690,722
     Everlight Chemical Industrial Corp.....................  3,499,606  1,750,707
#    Everlight Electronics Co., Ltd.........................  3,180,000  2,739,841
# *  Everspring Industry Co., Ltd...........................  1,017,000    360,948
#    Excelsior Medical Co., Ltd.............................    670,217    962,975
#    EZconn Corp............................................    346,000    310,996
     Far Eastern Department Stores, Ltd.....................  9,209,000  4,605,987
     Far Eastern International Bank......................... 18,126,108  5,803,441
     Faraday Technology Corp................................    334,305    347,972
#    Farglory F T Z Investment Holding Co., Ltd.............    485,000    291,399
     Farglory Land Development Co., Ltd.....................  2,337,000  2,671,508
# *  Federal Corp...........................................  3,492,238  1,231,893
#    Feedback Technology Corp...............................    254,200    602,228
     Feng Hsin Steel Co., Ltd...............................  3,347,100  6,349,878
     Fine Blanking & Tool Co., Ltd..........................     13,000     14,715
# *  First Copper Technology Co., Ltd.......................  1,173,000    342,978
#    First Hi-Tec Enterprise Co., Ltd.......................    464,205    466,709
#    First Hotel............................................  1,084,350    481,762
     First Insurance Co., Ltd. (The)........................  1,395,179    609,198
# *  First Steamship Co., Ltd...............................  4,110,424  1,418,436
*    FIT Holding Co., Ltd...................................    485,456    283,966
     FLEXium Interconnect, Inc..............................  2,337,087  5,908,487
     Flytech Technology Co., Ltd............................    820,309  1,844,950
     FocalTech Systems Co., Ltd.............................  2,071,048  1,518,423
#    Forest Water Environment Engineering Co., Ltd..........    319,000    584,103
     Formosa Advanced Technologies Co., Ltd.................  1,212,000  1,205,357
     Formosa International Hotels Corp......................    386,329  1,669,147
#    Formosa Laboratories, Inc..............................    689,832    876,669
#    Formosa Oilseed Processing Co., Ltd....................    662,567  1,604,590
#    Formosa Optical Technology Co., Ltd....................    160,000    297,253
     Formosan Rubber Group, Inc.............................  2,586,952  1,196,792
#    Formosan Union Chemical................................  2,529,193  1,350,287
#    Fortune Electric Co., Ltd..............................  1,047,078    605,799
#    Founding Construction & Development Co., Ltd...........  1,114,623    576,675
#    Foxsemicon Integrated Technology, Inc..................    409,027  1,431,587
#    Froch Enterprise Co., Ltd..............................  1,287,189    494,753
     FSP Technology, Inc....................................  1,062,427    588,863
#    Fulgent Sun International Holding Co., Ltd.............    642,827    936,555
     Fullerton Technology Co., Ltd..........................    668,600    371,798
#    Fulltech Fiber Glass Corp..............................  2,588,083  1,250,144
#    Fwusow Industry Co., Ltd...............................    867,138    511,176
#    G Shank Enterprise Co., Ltd............................    952,281    670,365
*    G Tech Optoelectronics Corp............................    749,354    248,596
#    Gallant Precision Machining Co., Ltd...................  1,186,000    878,434
     Gamania Digital Entertainment Co., Ltd.................    140,000    258,716
#    GCS Holdings, Inc......................................    520,000    740,836
#    GEM Services, Inc......................................    410,700    699,692
#    Gemtek Technology Corp.................................  2,470,219  1,469,738
#    General Plastic Industrial Co., Ltd....................    410,357    348,882
#    Generalplus Technology, Inc............................    380,000    364,231
*    Genesis Photonics, Inc.................................    461,976     31,967
     Genesys Logic, Inc.....................................    633,000    536,350
#    Genius Electronic Optical Co., Ltd.....................    312,427  2,029,458

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
                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
# *  Genmont Biotech, Inc...................................    299,000 $  250,286
     Genovate Biotechnology Co., Ltd........................    256,000    229,570
#    GeoVision, Inc.........................................    510,096    325,199
     Getac Technology Corp..................................  2,816,360  3,318,381
#    Giantplus Technology Co., Ltd..........................  2,449,900    726,741
#    Gigabyte Technology Co., Ltd...........................  4,118,800  5,415,348
#    Gigasolar Materials Corp...............................    187,880    515,876
# *  Gigastorage Corp.......................................  2,671,561    609,774
#    Ginko International Co., Ltd...........................    373,000  2,129,700
#    Global Brands Manufacture, Ltd.........................  2,093,359    790,634
#    Global Lighting Technologies, Inc......................    605,000    668,713
     Global Mixed Mode Technology, Inc......................    538,000  1,039,694
#    Global PMX Co., Ltd....................................    278,000    647,961
#    Global Unichip Corp....................................    638,000  4,359,665
     Globe Union Industrial Corp............................  1,587,914    751,343
     Gloria Material Technology Corp........................  4,040,547  2,184,532
*    GlycoNex, Inc..........................................    258,000    202,213
*    Gold Circuit Electronics, Ltd..........................  3,261,227  1,081,702
#    Golden Friends Corp....................................    250,600    439,683
#    Goldsun Building Materials Co., Ltd....................  9,458,722  2,498,941
#    Good Way Technology Co., Ltd...........................    175,000    135,400
     Good Will Instrument Co., Ltd..........................    355,869    242,937
     Grand Fortune Securities Co., Ltd......................  1,666,000    432,705
#    Grand Ocean Retail Group, Ltd..........................    701,000    729,662
     Grand Pacific Petrochemical............................  7,236,000  4,897,704
#    Grand Plastic Technology Corp..........................    133,000    396,019
#    GrandTech CG Systems, Inc..............................    387,000    454,940
#    Grape King Bio, Ltd....................................    755,000  4,762,181
#    Great China Metal Industry.............................  1,134,000    910,711
#    Great Taipei Gas Co., Ltd..............................  1,912,000  1,756,543
     Great Wall Enterprise Co., Ltd.........................  4,143,868  4,042,704
     Greatek Electronics, Inc...............................  2,152,000  2,686,447
# *  Green Energy Technology, Inc...........................  2,369,457    776,013
#    Green River Holding Co., Ltd...........................    108,950    359,995
#    Green Seal Holding, Ltd................................    335,700    394,365
     GTM Holdings Corp......................................    801,150    450,802
     Gudeng Precision Industrial Co., Ltd...................     44,000     42,060
#    Hannstar Board Corp....................................  2,292,049  1,570,792
#    HannStar Display Corp.................................. 21,469,505  4,736,855
*    HannsTouch Solution, Inc...............................  3,960,805    736,295
     Hanpin Electron Co., Ltd...............................    430,000    420,607
#    Harvatek Corp..........................................  1,000,949    403,348
#    Hey Song Corp..........................................  2,037,750  1,832,361
     Hi-Clearance, Inc......................................    185,000    581,164
#    Highlight Tech Corp....................................    596,000    347,705
#    HIM International Music, Inc...........................    201,710    515,844
#    Hiroca Holdings, Ltd...................................    638,448  1,478,367
*    HiTi Digital, Inc......................................    993,935    216,020
#    Hitron Technology, Inc.................................  1,610,557    878,007
*    Ho Tung Chemical Corp..................................  6,813,684  1,470,129
#    Hocheng Corp...........................................  2,223,700    557,480
     Hold-Key Electric Wire & Cable Co., Ltd................    205,908     52,732
#    Holiday Entertainment Co., Ltd.........................    559,800  1,038,447
#    Holtek Semiconductor, Inc..............................  1,311,000  2,483,652
#    Holy Stone Enterprise Co., Ltd.........................    988,910  3,120,116
     Hong Pu Real Estate Development Co., Ltd...............  1,799,185  1,153,040
#    Hong TAI Electric Industrial...........................  1,589,000    468,471

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CONTINUED


                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
     Hong YI Fiber Industry Co..............................  1,282,652 $  634,521
     Horizon Securities Co., Ltd............................  2,827,000    571,173
#    Hota Industrial Manufacturing Co., Ltd.................  1,550,932  6,529,643
#    Hotron Precision Electronic Industrial Co., Ltd........    416,466    474,766
#    Hsin Kuang Steel Co., Ltd..............................  1,975,443  2,127,138
     Hsin Yung Chien Co., Ltd...............................    256,100    638,705
     Hsing TA Cement Co.....................................    488,162    197,909
#    Hu Lane Associate, Inc.................................    616,866  1,576,661
     HUA ENG Wire & Cable Co., Ltd..........................  2,905,565    812,357
     Huaku Development Co., Ltd.............................  1,821,816  3,705,825
#    Huang Hsiang Construction Corp.........................    846,800    681,340
     Hung Ching Development & Construction Co., Ltd.........  1,225,000    923,213
     Hung Sheng Construction, Ltd...........................  4,246,080  3,610,419
     Huxen Corp.............................................    301,244    381,825
*    Hwa Fong Rubber Industrial Co., Ltd....................  1,923,890    784,044
#    Hwacom Systems, Inc....................................    442,000    173,545
#    Ibase Technology, Inc..................................    919,206    962,366
*    Ichia Technologies, Inc................................  2,362,000  1,058,476
# *  I-Chiun Precision Industry Co., Ltd....................  1,337,313    364,158
# *  Ideal Bike Corp........................................  1,305,734    315,095
     IEI Integration Corp...................................  1,366,388  1,426,584
#    Infortrend Technology, Inc.............................  1,371,163    479,317
#    Info-Tek Corp..........................................    478,000    217,623
     Innodisk Corp..........................................    462,864  1,599,954
#    Inpaq Technology Co., Ltd..............................    678,000    527,333
#    Intai Technology Corp..................................    252,000    641,478
#    Integrated Service Technology, Inc.....................    432,178    464,294
#    IntelliEPI, Inc........................................    225,000    322,512
     International CSRC Investment Holdings Co..............  5,545,941  6,220,476
     International Games System Co., Ltd....................    426,000  1,895,130
#    Iron Force Industrial Co., Ltd.........................    379,393    752,934
     I-Sheng Electric Wire & Cable Co., Ltd.................    791,000  1,020,546
#    ITE Technology, Inc....................................  1,145,095  1,124,632
#    ITEQ Corp..............................................  1,484,614  1,905,992
     J Touch Corp...........................................     11,000        201
     Jarllytec Co., Ltd.....................................    383,000    530,750
#    Jentech Precision Industrial Co., Ltd..................    448,868    834,392
     Jess-Link Products Co., Ltd............................    815,925    699,854
#    Jih Lin Technology Co., Ltd............................    309,000    680,953
     Jih Sun Financial Holdings Co., Ltd.................... 11,724,332  3,405,389
#    Jinan Acetate Chemical Co., Ltd........................     49,000    190,218
#    Jinli Group Holdings, Ltd..............................  1,052,653    553,573
     Johnson Health Tech Co., Ltd...........................    737,257    757,774
#    Jourdeness Group, Ltd..................................    298,000    747,977
#    K Laser Technology, Inc................................  1,102,000    416,307
#    Kaori Heat Treatment Co., Ltd..........................    613,197    699,573
#    Kaulin Manufacturing Co., Ltd..........................    919,330    478,556
     KEE TAI Properties Co., Ltd............................  2,783,473  1,054,512
     Kenda Rubber Industrial Co., Ltd.......................  1,203,000  1,152,706
#    Kenmec Mechanical Engineering Co., Ltd.................  1,494,000    440,348
     Kerry TJ Logistics Co., Ltd............................  1,641,000  1,934,886
     Key Ware Electronics Co., Ltd..........................    266,244     73,037
#    Kindom Construction Corp...............................  2,658,000  1,464,600
     King Chou Marine Technology Co., Ltd...................    489,920    539,429
     King Slide Works Co., Ltd..............................     16,000    166,490
     King Yuan Electronics Co., Ltd.........................  9,256,979  5,421,554
#    Kingcan Holdings, Ltd..................................    394,273    158,159

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
                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
#    Kingpak Technology, Inc................................    217,117 $  866,992
     King's Town Bank Co., Ltd..............................  4,565,701  4,368,550
#    King's Town Construction Co., Ltd......................    889,074    539,573
#    Kinik Co...............................................    858,000  1,470,579
# *  Kinko Optical Co., Ltd.................................    964,000    714,299
     Kinpo Electronics...................................... 10,035,157  3,007,293
#    Kinsus Interconnect Technology Corp....................  2,128,000  2,792,472
#    KMC Kuei Meng International, Inc.......................    464,253  1,435,584
     KNH Enterprise Co., Ltd................................    333,020    108,453
#    KS Terminals, Inc......................................    913,482  1,123,711
     Kung Long Batteries Industrial Co., Ltd................    462,000  2,142,546
#    Kung Sing Engineering Corp.............................  1,965,000    452,400
*    Kuo Toong International Co., Ltd.......................  1,707,511  1,156,218
#    Kuoyang Construction Co., Ltd..........................  3,902,383  1,418,378
     Kwong Fong Industries Corp.............................    840,764    377,026
#    Kwong Lung Enterprise Co., Ltd.........................    520,000    692,411
#    KYE Systems Corp.......................................  1,939,672    518,627
#    L&K Engineering Co., Ltd...............................  1,281,048  1,051,883
#    La Kaffa International Co., Ltd........................    142,701    295,149
#    LAN FA Textile.........................................  1,708,933    448,646
#    Land Mark Optoelectronics Corp.........................    445,300  2,959,741
#    Lanner Electronics, Inc................................    745,626    910,725
#    Laser Tek Taiwan Co., Ltd..............................    516,504    482,721
#    Laster Tech Corp., Ltd.................................    314,000    312,946
     LCY Chemical Corp......................................  1,757,383  2,955,746
*    Leader Electronics, Inc................................    749,000    166,638
     Leadtrend Technology Corp..............................    120,086     78,176
#    Lealea Enterprise Co., Ltd.............................  6,003,892  1,838,792
     Ledlink Optics, Inc....................................    325,300    284,477
     Ledtech Electronics Corp...............................    351,000     93,381
     LEE CHI Enterprises Co., Ltd...........................  1,386,000    403,850
#    Lelon Electronics Corp.................................    628,300    853,897
#    Lemtech Holdings Co., Ltd..............................    153,000    750,891
*    Leofoo Development Co., Ltd............................  1,810,116    322,536
#    LES Enphants Co., Ltd..................................  1,029,754    295,942
#    Lextar Electronics Corp................................  2,460,500  1,315,435
#    Li Cheng Enterprise Co., Ltd...........................    593,506    757,320
*    Li Peng Enterprise Co., Ltd............................  5,193,897  1,363,168
     Lian HWA Food Corp.....................................    600,625    633,997
*    Lida Holdings, Ltd.....................................    296,000    543,862
# *  Lien Chang Electronic Enter............................    454,000    120,260
     Lien Hwa Industrial Corp...............................  4,921,587  4,852,894
     Lifestyle Global Enterprise, Inc.......................    110,000    365,993
#    Lingsen Precision Industries, Ltd......................  2,752,506    746,754
#    Lion Travel Service Co., Ltd...........................    279,000    748,938
     Lite-On Semiconductor Corp.............................  1,694,539  1,372,179
     Long Bon International Co., Ltd........................  2,876,093  1,388,252
#    Long Chen Paper Co., Ltd...............................  4,405,006  2,252,977
#    Longwell Co............................................    788,000    650,086
#    Lotes Co., Ltd.........................................    460,778  2,588,273
# *  Lotus Pharmaceutical Co., Ltd..........................    103,000    199,177
     Lu Hai Holding Corp....................................    315,690    285,068
# *  Lucky Cement Corp......................................  1,645,000    381,545
     Lumax International Corp., Ltd.........................    640,592  1,289,549
     Lung Yen Life Service Corp.............................  1,259,000  2,373,472
# *  LuxNet Corp............................................    715,153    375,321
#    Macauto Industrial Co., Ltd............................    371,000    854,263

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
                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
#    Machvision, Inc........................................    236,000 $2,428,167
#    Macroblock, Inc........................................    241,011    649,331
#    Macronix International................................. 10,827,486  6,028,738
#    Makalot Industrial Co., Ltd............................  1,424,677  7,644,834
#    Materials Analysis Technology, Inc.....................    291,041    393,902
#    Mayer Steel Pipe Corp..................................    944,567    423,507
     Maywufa Co., Ltd.......................................     69,322     27,233
#    Mechema Chemicals International Corp...................    236,000    480,965
#    Meiloon Industrial Co..................................    974,730    621,714
     Mercuries & Associates Holding, Ltd....................  3,100,696  1,997,639
*    Mercuries Life Insurance Co., Ltd......................  8,929,896  3,916,742
#    Merry Electronics Co., Ltd.............................  1,287,477  5,579,751
*    Microbio Co., Ltd......................................  2,912,607  1,574,827
     Microelectronics Technology, Inc.......................    367,655    190,796
     Microlife Corp.........................................    374,600  1,020,821
#    Mildef Crete, Inc......................................    356,000    432,510
     MIN AIK Technology Co., Ltd............................  1,059,452    495,487
#    Mirle Automation Corp..................................  1,333,098  1,660,454
     Mitac Holdings Corp....................................  5,239,403  4,260,300
#    Mobiletron Electronics Co., Ltd........................    507,800    475,150
#    momo.com, Inc..........................................    223,000  1,345,677
# *  Mosel Vitelic, Inc.....................................    178,482    132,099
# *  Motech Industries, Inc.................................  3,353,731    705,153
#    MPI Corp...............................................    474,000    778,740
#    Nak Sealing Technologies Corp..........................    394,954    916,196
     Namchow Holdings Co., Ltd..............................  1,306,000  1,844,935
#    Nan Kang Rubber Tire Co., Ltd..........................  4,245,952  3,711,064
#    Nan Liu Enterprise Co., Ltd............................    309,000  1,567,202
     Nan Ren Lake Leisure Amusement Co., Ltd................    765,000    158,536
#    Nan Ya Printed Circuit Board Corp......................  1,804,000  1,442,777
     Nang Kuang Pharmaceutical Co., Ltd.....................    449,000    414,047
#    Nantex Industry Co., Ltd...............................  2,088,606  1,951,129
#    National Petroleum Co., Ltd............................    217,824    281,734
     Netronix, Inc..........................................    519,000    527,994
*    New Asia Construction & Development Corp...............    338,835     67,137
     New Best Wire Industrial Co., Ltd......................    195,600    183,966
#    New Era Electronics Co., Ltd...........................    312,000    151,057
*    Newmax Technology Co., Ltd.............................    151,009    250,945
#    Nexcom International Co., Ltd..........................    751,094    477,646
#    Nichidenbo Corp........................................  1,079,417  1,679,043
#    Nien Hsing Textile Co., Ltd............................    999,345    738,053
#    Niko Semiconductor Co., Ltd............................    374,000    334,253
     Nishoku Technology, Inc................................    262,400    460,912
#    Nova Technology Corp...................................     70,000    333,755
#    Nuvoton Technology Corp................................    656,000    777,881
     O-Bank Co., Ltd........................................  1,070,000    263,311
# *  Ocean Plastics Co., Ltd................................  1,107,200    918,135
#    On-Bright Electronics, Inc.............................    227,052  1,266,185
     OptoTech Corp..........................................  3,188,358  1,633,647
#    Orient Europharma Co., Ltd.............................    321,000    524,920
*    Orient Semiconductor Electronics, Ltd..................  5,196,000  1,179,139
     Oriental Union Chemical Corp...........................  5,474,267  4,967,621
     O-TA Precision Industry Co., Ltd.......................    111,227     54,622
     Pacific Construction Co................................  1,868,921    692,598
     Pacific Hospital Supply Co., Ltd.......................    420,000    909,469
#    Paiho Shih Holdings Corp...............................    999,820  1,325,814
# *  Pan Jit International, Inc.............................  2,371,541  1,714,775

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
                                                              SHARES    VALUE>>
                                                             --------- ----------
TAIWAN -- (Continued)
#    Pan-International Industrial Corp...................... 2,973,747 $1,706,733
#    Pao long International Co., Ltd........................   436,000    200,568
#    Parade Technologies, Ltd...............................   331,401  4,410,783
# *  Paragon Technologies Co., Ltd..........................   480,246    256,940
     Parpro Corp............................................   218,000    197,215
*    PChome Online, Inc.....................................   157,676    720,971
#    PCL Technologies, Inc..................................   260,040    513,120
     P-Duke Technology Co., Ltd.............................   308,500    719,616
#    PharmaEngine, Inc......................................   453,581  1,535,621
#    Pharmally International Holding Co., Ltd...............   285,452  2,156,954
# *  Phihong Technology Co., Ltd............................ 2,365,401    629,973
#    Phoenix Tours International, Inc.......................   299,450    318,671
*    Pili International Multimedia Co., Ltd.................    38,500     47,430
     Pixart Imaging, Inc....................................   733,150  1,943,247
     Planet Technology Corp.................................   190,000    326,366
     Plastron Precision Co., Ltd............................   551,462    236,362
#    Plotech Co., Ltd.......................................   616,000    302,012
#    Polytronics Technology Corp............................   382,027    627,947
#    Posiflex Technology, Inc...............................   355,457  1,084,756
#    Power Wind Health Industry, Inc........................   142,282    666,434
*    Powertech Industrial Co., Ltd..........................    80,000     32,532
#    Poya International Co., Ltd............................   330,098  2,876,691
     President Securities Corp.............................. 6,630,524  2,686,706
#    Primax Electronics, Ltd................................ 2,783,000  3,761,335
*    Prime Electronics & Satellitics, Inc...................   624,822     82,620
     Prince Housing & Development Corp...................... 9,008,644  2,942,207
# *  Princeton Technology Corp.............................. 1,016,000    214,222
     Pro Hawk Corp..........................................   122,000    504,318
     Promate Electronic Co., Ltd............................ 1,227,000  1,090,220
*    Promise Technology, Inc................................ 1,094,286    293,303
#    Prosperity Dielectrics Co., Ltd........................   708,559  1,140,051
     P-Two Industries, Inc..................................   221,000    142,589
     Qisda Corp............................................. 3,314,900  1,885,270
#    QST International Corp.................................   407,000    887,252
     Qualipoly Chemical Corp................................   679,048    581,294
#    Quang Viet Enterprise Co., Ltd.........................   101,000    342,093
#    Quanta Storage, Inc.................................... 1,507,000  1,035,935
     Quintain Steel Co., Ltd................................ 1,760,823    465,831
#    Radiant Opto-Electronics Corp.......................... 3,733,000  9,810,427
*    Radium Life Tech Co., Ltd.............................. 5,207,100  2,569,991
#    Rafael Microelectronics, Inc...........................   160,000    510,346
#    Rechi Precision Co., Ltd............................... 2,626,181  1,935,064
#    Rexon Industrial Corp., Ltd............................    81,000    137,449
#    Rich Development Co., Ltd.............................. 4,476,036  1,268,629
#    RichWave Technology Corp...............................   339,900    404,832
*    Right WAY Industrial Co., Ltd..........................   115,000     81,195
*    Ritek Corp............................................. 8,617,924  2,764,058
# *  Roo Hsing Co., Ltd..................................... 5,236,000  2,309,644
#    Rotam Global Agrosciences, Ltd.........................   497,268    295,582
#    Ruentex Engineering & Construction Co..................   208,000    260,479
     Run Long Construction Co., Ltd.........................    58,000    100,968
#    Sagittarius Life Science Corp..........................   156,889    195,274
#    Samebest Co., Ltd......................................   166,400    849,539
     Sampo Corp............................................. 3,467,327  1,296,685
     San Fang Chemical Industry Co., Ltd.................... 1,333,647    996,223
     San Far Property, Ltd..................................   133,300     48,873
#    San Shing Fastech Corp.................................   794,875  1,272,340

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CONTINUED


                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
     Sanitar Co., Ltd.......................................    311,000 $  361,648
#    Sanyang Motor Co., Ltd.................................  4,189,628  2,684,925
#    SCI Pharmtech, Inc.....................................    502,395  1,173,049
     Scientech Corp.........................................    357,000    609,135
#    SDI Corp...............................................    891,000  1,939,088
     Sea Sonic Electronics Co., Ltd.........................     45,000     40,624
#    Senao International Co., Ltd...........................    813,541    904,985
     Senao Networks, Inc....................................    202,000    539,394
#    Sercomm Corp...........................................  1,655,000  2,646,987
     Sesoda Corp............................................  1,290,712    974,030
     Shan-Loong Transportation Co., Ltd.....................    558,000    507,226
#    Sharehope Medicine Co., Ltd............................    773,107    641,520
     Sheng Yu Steel Co., Ltd................................    867,980    549,545
#    ShenMao Technology, Inc................................    604,891    394,257
     Shieh Yih Machinery Industry Co., Ltd..................    166,000     58,311
#    Shih Her Technologies, Inc.............................    360,000    338,997
*    Shih Wei Navigation Co., Ltd...........................  2,023,384    478,553
#    Shihlin Electric & Engineering Corp....................  1,745,000  2,261,287
     Shin Hai Gas Corp......................................      1,245      1,537
     Shin Kong Financial Holding Co., Ltd...................  8,486,339  2,797,971
     Shin Zu Shing Co., Ltd.................................  1,268,144  3,117,052
     Shinih Enterprise Co., Ltd.............................     71,000     36,657
*    Shining Building Business Co., Ltd.....................  2,954,272    938,501
     Shinkong Insurance Co., Ltd............................  1,471,131  1,706,193
     Shinkong Synthetic Fibers Corp......................... 10,593,395  3,586,035
#    Shinkong Textile Co., Ltd..............................    979,542  1,286,720
#    Shiny Chemical Industrial Co., Ltd.....................    458,031  1,133,295
# *  Shuttle, Inc...........................................  2,436,152    809,011
     Sigurd Microelectronics Corp...........................  2,925,974  2,630,613
# *  Silicon Integrated Systems Corp........................  3,406,887    808,058
*    Silitech Technology Corp...............................    994,774    373,862
     Simplo Technology Co., Ltd.............................  1,286,800  7,483,762
     Sinbon Electronics Co., Ltd............................  1,562,813  4,318,700
     Sincere Navigation Corp................................  2,424,786  1,252,449
     Single Well Industrial Corp............................    296,916    153,016
     Sinher Technology, Inc.................................    332,000    494,554
     Sinmag Equipment Corp..................................    314,056  1,264,133
     Sino-American Electronic Co., Ltd......................    564,703     12,490
     Sinon Corp.............................................  3,065,510  1,665,697
#    Sinphar Pharmaceutical Co., Ltd........................  1,103,938    664,958
     Sinyi Realty Co........................................  1,657,660  1,580,390
     Sirtec International Co., Ltd..........................    765,600    531,543
     Sitronix Technology Corp...............................    901,879  2,337,483
#    Siward Crystal Technology Co., Ltd.....................  1,207,000    592,908
#    Soft-World International Corp..........................    817,000  1,750,301
# *  Solar Applied Materials Technology Co..................  1,415,846    802,913
#    Solomon Technology Corp................................    869,000    473,912
     Solteam Electronics Co., Ltd...........................    484,034    371,550
#    Song Shang Electronics Co., Ltd........................    697,840    307,838
#    Sonix Technology Co., Ltd..............................  1,094,000    937,537
     Southeast Cement Co., Ltd..............................  1,053,700    472,256
# *  Speed Tech Corp........................................    582,000    765,334
#    Spirox Corp............................................    667,824    595,647
     Sporton International, Inc.............................    511,192  1,904,944
     St Shine Optical Co., Ltd..............................    198,000  3,534,736
     Standard Chemical & Pharmaceutical Co., Ltd............    904,571    855,847
#    Stark Technology, Inc..................................    787,688    922,821

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CONTINUED


                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
#    Sun Race Sturmey-Archer, Inc...........................    220,000 $  134,107
     Sunjuice Holdings Co., Ltd.............................     72,000    326,347
#    Sunko INK Co., Ltd.....................................    865,000    254,765
#    Sunny Friend Environmental Technology Co., Ltd.........    500,000  3,610,635
#    Sunonwealth Electric Machine Industry Co., Ltd.........  1,400,487  1,522,537
     Sunplus Technology Co., Ltd............................  3,925,000  1,323,597
     Sunrex Technology Corp.................................  1,024,567    505,888
#    Sunspring Metal Corp...................................    824,000    798,076
*    Sunty Development Co., Ltd.............................     42,000     14,283
#    Supreme Electronics Co., Ltd...........................  2,838,508  2,393,305
#    Swancor Holding Co., Ltd...............................    429,206    817,060
#    Sweeten Real Estate Development Co., Ltd...............    538,874    343,934
#    Symtek Automation Asia Co., Ltd........................    305,172    454,802
     Syncmold Enterprise Corp...............................  1,173,000  1,944,702
#    Synmosa Biopharma Corp.................................    642,166    519,303
#    Sysage Technology Co., Ltd.............................    762,583    702,174
*    Sysgration.............................................    945,256    213,692
     Systex Corp............................................  1,405,388  2,815,854
     T3EX Global Holdings Corp..............................    713,117    579,420
#    TA Chen Stainless Pipe.................................  6,470,251  9,142,783
#    Ta Liang Technology Co., Ltd...........................    388,000    516,772
#    Ta Ya Electric Wire & Cable............................  4,305,306  1,520,617
     Ta Yih Industrial Co., Ltd.............................    219,000    385,881
     Tah Hsin Industrial Corp...............................    439,600    361,969
     TAI Roun Products Co., Ltd.............................    201,000     78,029
#    TA-I Technology Co., Ltd...............................    866,718  1,270,739
# *  Tai Tung Communication Co., Ltd........................    604,197    305,968
     Taichung Commercial Bank Co., Ltd...................... 17,559,990  5,794,634
#    TaiDoc Technology Corp.................................    374,470  1,577,363
#    Taiflex Scientific Co., Ltd............................  1,480,340  1,445,148
#    Taimide Tech, Inc......................................    742,250  1,046,186
#    Tainan Enterprises Co., Ltd............................    902,370    496,081
#    Tainan Spinning Co., Ltd...............................  9,481,044  3,728,528
# *  Tainergy Tech Co., Ltd.................................  1,582,000    235,437
     Tainet Communication System Corp.......................     66,000    124,787
     Tai-Saw Technology Co., Ltd............................    235,120    119,278
#    Taisun Enterprise Co., Ltd.............................  2,602,648  1,273,569
# *  Taita Chemical Co., Ltd................................  1,331,951    466,618
     Taiwan Cement Corp.....................................    656,867    738,374
#    Taiwan Chinsan Electronic Industrial Co., Ltd..........    670,935    756,803
     Taiwan Cogeneration Corp...............................  2,747,566  2,321,250
     Taiwan Fertilizer Co., Ltd.............................    238,000    323,675
     Taiwan Fire & Marine Insurance Co., Ltd................  1,356,338    872,829
#    Taiwan FU Hsing Industrial Co., Ltd....................  1,173,000  1,203,337
     Taiwan Hon Chuan Enterprise Co., Ltd...................  2,262,468  3,489,253
     Taiwan Hopax Chemicals Manufacturing Co., Ltd..........  1,276,120    784,372
*    Taiwan IC Packaging Corp...............................    106,000     15,428
*    Taiwan Land Development Corp...........................  6,351,991  1,643,202
*    Taiwan Line Tek Electronic.............................    678,306    552,608
     Taiwan Navigation Co., Ltd.............................  1,346,777    886,697
     Taiwan Optical Platform Co., Ltd.......................      9,453     34,950
#    Taiwan Paiho, Ltd......................................  1,991,287  2,949,237
     Taiwan PCB Techvest Co., Ltd...........................  2,089,238  1,633,665
# *  Taiwan Prosperity Chemical Corp........................    285,000    222,410
#    Taiwan Pulp & Paper Corp...............................  2,174,980  1,201,372
#    Taiwan Sakura Corp.....................................  1,463,803  1,583,739
     Taiwan Sanyo Electric Co., Ltd.........................    417,400    302,509

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- -----------
TAIWAN -- (Continued)
     Taiwan Semiconductor Co., Ltd..........................  1,582,000 $ 2,379,493
#    Taiwan Shin Kong Security Co., Ltd.....................  1,728,710   1,869,615
#    Taiwan Styrene Monomer.................................  3,812,209   2,841,090
     Taiwan Surface Mounting Technology Corp................  2,208,388   2,412,275
     Taiwan Taxi Co., Ltd...................................     58,800     104,480
# *  Taiwan TEA Corp........................................  5,299,897   2,683,382
#    Taiwan Union Technology Corp...........................  1,548,000   4,260,542
#    Taiyen Biotech Co., Ltd................................    857,883     813,391
*    Tatung Co., Ltd........................................ 10,097,015  11,802,706
     Tayih Lun An Co., Ltd..................................    315,890     181,933
#    TCI Co., Ltd...........................................    552,826   7,744,462
     Te Chang Construction Co., Ltd.........................    334,206     214,874
#    Teapo Electronic Corp..................................    558,000     523,100
     Tehmag Foods Corp......................................    154,800     975,000
     Ten Ren Tea Co., Ltd...................................    164,980     196,343
#    Test Research, Inc.....................................  1,233,820   1,715,996
     Test-Rite International Co., Ltd.......................  2,262,495   1,642,340
*    Tex-Ray Industrial Co., Ltd............................    803,000     232,976
#    Thinking Electronic Industrial Co., Ltd................    629,204   1,258,444
#    Thye Ming Industrial Co., Ltd..........................  1,178,669   1,211,172
     T-Mac Techvest PCB Co., Ltd............................    329,000     129,928
#    Ton Yi Industrial Corp.................................  5,500,644   2,348,059
#    Tong Hsing Electronic Industries, Ltd..................  1,101,963   3,292,424
     Tong Yang Industry Co., Ltd............................  3,523,741   3,984,549
*    Tong-Tai Machine & Tool Co., Ltd.......................  1,557,892     875,545
#    TOPBI International Holdings, Ltd......................    289,109     847,373
#    Topco Scientific Co., Ltd..............................  1,403,087   2,910,044
#    Topco Technologies Corp................................    239,000     507,559
     Topkey Corp............................................     60,000     172,790
     Topoint Technology Co., Ltd............................  1,006,898     560,784
#    Toung Loong Textile Manufacturing......................    694,000     731,801
#    TPK Holding Co., Ltd...................................  2,736,000   4,265,866
#    Trade-Van Information Services Co......................    245,000     256,154
     Transart Graphics Co., Ltd.............................     18,000      28,713
#    Transcend Information, Inc.............................    986,000   2,061,726
*    TrueLight Corp.........................................    535,700     373,439
#    Tsang Yow Industrial Co., Ltd..........................    592,000     337,205
     Tsann Kuen Enterprise Co., Ltd.........................    357,686     223,920
#    TSC Auto ID Technology Co., Ltd........................    185,700   1,033,935
*    TSEC Corp..............................................  2,915,205     470,192
#    TSRC Corp..............................................  4,903,200   4,529,027
#    Ttet Union Corp........................................    300,000     943,854
     TTFB Co., Ltd..........................................     71,000     512,786
     TTY Biopharm Co., Ltd..................................  1,831,979   4,788,783
#    Tul Corp...............................................    101,200     139,696
     Tung Ho Steel Enterprise Corp..........................  6,639,000   4,503,691
#    Tung Thih Electronic Co., Ltd..........................    466,600     955,936
#    TURVO International Co., Ltd...........................    471,922     998,509
# *  TWi Pharmaceuticals, Inc...............................    319,000     632,137
     TXC Corp...............................................  2,404,053   2,404,244
#    TYC Brother Industrial Co., Ltd........................  1,595,980   1,182,044
*    Tycoons Group Enterprise...............................  2,284,505     492,413
#    Tyntek Corp............................................  2,229,039   1,098,731
     UDE Corp...............................................    486,000     369,563
#    Ultra Chip, Inc........................................    439,000     549,813
     U-Ming Marine Transport Corp...........................  3,747,000   3,924,044
#    Unimicron Technology Corp.............................. 10,285,000   5,026,926

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CONTINUED


                                                               SHARES    VALUE>>
                                                             ---------- ----------
TAIWAN -- (Continued)
#    Union Bank Of Taiwan...................................  7,846,693 $2,447,443
     Union Insurance Co., Ltd...............................    467,660    277,228
     Unitech Computer Co., Ltd..............................    684,804    404,524
#    Unitech Printed Circuit Board Corp.....................  4,159,937  1,752,872
     United Integrated Services Co., Ltd....................  1,808,439  3,237,979
#    United Orthopedic Corp.................................    693,935    831,017
     United Radiant Technology..............................    735,000    344,988
# *  United Renewable Energy Co., Ltd....................... 14,637,403  3,260,488
# *  Unity Opto Technology Co., Ltd.........................  2,760,500    745,662
     Univacco Technology, Inc...............................     32,000     18,694
     Universal Cement Corp..................................  2,965,433  1,797,294
*    Universal Microelectronics Co., Ltd....................     29,000     18,471
#    Universal Microwave Technology, Inc....................    350,526    781,675
*    Unizyx Holding Corp....................................  2,738,430    923,015
     UPC Technology Corp....................................  7,335,611  2,699,497
#    Userjoy Technology Co., Ltd............................    247,487    448,124
     USI Corp...............................................  7,076,156  2,704,327
     Usun Technology Co., Ltd...............................    354,200    355,660
#    Utechzone Co., Ltd.....................................    390,000    657,725
     UVAT Technology Co., Ltd...............................      4,000      2,681
#    Ve Wong Corp...........................................    660,696    525,489
     VHQ Media Holdings, Ltd................................    170,000    541,180
     Victory New Materials, Ltd. Co.........................    846,120    554,782
#    Visual Photonics Epitaxy Co., Ltd......................  1,313,772  2,374,206
#    Vivotek, Inc...........................................    172,200    535,573
     Voltronic Power Technology Corp........................      9,000    145,679
#    Wafer Works Corp.......................................  2,723,548  2,775,803
#    Waffer Technology Co., Ltd.............................    780,000    410,762
*    Wah Hong Industrial Corp...............................    144,021     79,282
     Wah Lee Industrial Corp................................  1,266,000  1,985,730
#    Walsin Technology Corp.................................  2,159,793  9,126,624
#    Walton Advanced Engineering, Inc.......................  2,305,197    770,841
     WAN HWA Enterprise Co..................................    781,238    311,001
     Waterland Financial Holdings Co., Ltd.................. 15,821,982  5,145,025
*    Ways Technical Corp., Ltd..............................     38,000     34,842
*    Wei Chuan Foods Corp...................................  1,027,000    633,548
     Weikeng Industrial Co., Ltd............................  2,102,515  1,300,518
     Well Shin Technology Co., Ltd..........................    683,000  1,009,889
     Weltrend Semiconductor.................................     64,000     47,842
# *  Wha Yu Industrial Co., Ltd.............................    301,000    150,508
     Wholetech System Hitech, Ltd...........................    194,000    179,738
#    Winmate, Inc...........................................    237,000    383,940
     Winstek Semiconductor Co., Ltd.........................    469,000    342,483
     Wintek Corp............................................  5,447,000     60,397
#    Wisdom Marine Lines Co., Ltd...........................  2,801,953  2,679,062
#    Wisechip Semiconductor, Inc............................    137,302    218,014
     Wistron NeWeb Corp.....................................  2,262,155  5,278,665
     Wowprime Corp..........................................    483,000  1,276,097
     WT Microelectronics Co., Ltd...........................  3,499,450  4,513,948
# *  WUS Printed Circuit Co., Ltd...........................  1,718,700    806,628
     XAC Automation Corp....................................    539,000    406,498
     XPEC Entertainment, Inc................................    192,135     15,399
#    Xxentria Technology Materials Corp.....................    953,207  1,820,462
*    Yang Ming Marine Transport Corp........................  8,849,981  2,451,458
#    YC Co., Ltd............................................  3,093,453  1,292,695
     YC INOX Co., Ltd.......................................  2,587,388  2,069,081
     YCC Parts Manufacturing Co., Ltd.......................    204,000    214,933

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CONTINUED


                                                              SHARES       VALUE>>
                                                            ----------- --------------
TAIWAN -- (Continued)
    Yea Shin International Development Co., Ltd............     860,076 $      425,494
#   Yeong Guan Energy Technology Group Co., Ltd............     754,929      1,024,708
#   YFC-Boneagle Electric Co., Ltd.........................     751,000        605,939
    YFY, Inc...............................................  11,143,212      4,042,410
#   Yi Jinn Industrial Co., Ltd............................   1,676,284        665,505
    Yieh Phui Enterprise Co., Ltd..........................   9,658,833      3,000,947
    Ying Han Technology Co., Ltd...........................      73,000         81,215
    Yonyu Plastics Co., Ltd................................     497,600        525,668
#   Young Fast Optoelectronics Co., Ltd....................     905,872        447,907
#   Youngtek Electronics Corp..............................     903,666      1,108,371
    Yuanta Futures Co., Ltd................................     280,000        360,611
    Yulon Finance Corp.....................................     807,480      2,223,895
#   Yulon Motor Co., Ltd...................................   3,998,000      2,337,564
    Yung Chi Paint & Varnish Manufacturing Co., Ltd........     466,869      1,116,805
    Yungshin Construction & Development Co., Ltd...........     690,000        666,955
    YungShin Global Holding Corp...........................   1,491,015      1,908,583
    Yungtay Engineering Co., Ltd...........................   2,989,000      5,462,245
    Yusin Holding Corp.....................................       6,000         12,028
    Zeng Hsing Industrial Co., Ltd.........................     426,107      1,978,424
#   Zenitron Corp..........................................   1,416,000        899,264
#   Zero One Technology Co., Ltd...........................     731,000        442,357
    Zig Sheng Industrial Co., Ltd..........................   3,607,732      1,059,562
#   Zinwell Corp...........................................   2,279,586      1,270,109
#   Zippy Technology Corp..................................     944,948        889,449
    ZongTai Real Estate Development Co., Ltd...............   1,454,277        765,417
                                                            ----------- --------------
TOTAL TAIWAN...............................................              1,051,704,149
                                                                        --------------
THAILAND -- (4.1%)
    AAPICO Hitech PCL......................................     110,000         82,293
    AAPICO Hitech PCL......................................   1,013,740        758,394
    Advanced Information Technology PCL....................     660,000        414,118
    AEON Thana Sinsap Thailand PCL.........................     451,600      2,656,471
    AEON Thana Sinsap Thailand PCL.........................      74,500        438,235
    After You PCL..........................................   1,343,700        297,924
*   AJ Advance Technology PCL..............................   1,485,100         16,576
    AJ Plast PCL...........................................   1,497,588        435,949
*   Amarin Printing & Publishing PCL.......................     415,000         57,587
    Amata Corp. PCL........................................   4,963,510      3,608,464
    Amata VN PCL...........................................     291,900         52,833
    Ananda Development PCL.................................  16,517,600      2,302,000
    AP Thailand PCL........................................  12,639,916      3,126,616
    Asia Aviation PCL......................................  13,800,800      1,665,255
    Asia Capital Group PCL.................................     755,900        134,534
    Asia Plus Group Holdings PCL...........................   8,929,600      1,007,442
    Asia Sermkij Leasing PCL...............................   1,092,200        770,965
    Asian Insulators PCL...................................  12,731,600         89,294
    Asian Phytoceuticals PCL...............................     139,443         18,677
    Asian Seafoods Coldstorage PCL.........................   1,040,400        229,108
    Bangchak Corp. PCL.....................................   2,877,700      2,864,679
    Bangkok Airways PCL....................................   6,715,700      2,370,247
    Bangkok Aviation Fuel Services PCL.....................   1,881,546      1,887,222
    Bangkok Chain Hospital PCL.............................  11,350,037      6,676,492
    Bangkok Insurance PCL..................................     182,381      1,931,093
    Bangkok Land PCL....................................... 108,396,570      5,624,196
    Bangkok Ranch PCL......................................   4,475,000        658,763
    Beauty Community PCL...................................  19,501,400      5,882,775

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CONTINUED


                                                              SHARES    VALUE>>
                                                            ---------- ----------
THAILAND -- (Continued)
*   BEC World PCL..........................................  8,927,248 $1,642,721
    Better World Green PCL................................. 16,389,700    598,236
    Big Camera Corp. PCL................................... 13,002,600    682,489
*   BJC Heavy Industries PCL...............................  3,479,500    243,513
    Buriram Sugar PCL......................................  1,978,400    405,826
    Cal-Comp Electronics Thailand PCL...................... 17,045,744    997,549
    Central Plaza Hotel PCL................................    484,500    588,269
    CH Karnchang PCL.......................................  4,626,300  3,558,692
    Charoong Thai Wire & Cable PCL.........................    967,100    266,937
    Christiani & Nielsen Thai..............................  2,543,200    165,711
    Chularat Hospital PCL.................................. 48,956,500  3,751,116
*   CIMB Thai Bank PCL.....................................  7,604,900    194,997
    CK Power PCL........................................... 22,534,990  3,398,943
    COL PCL................................................    242,900    175,855
    Com7 PCL...............................................  3,044,500  1,901,090
*   Country Group Development PCL.......................... 26,880,900  1,086,588
    Country Group Holdings PCL.............................  8,622,100    270,497
*   Demco PCL..............................................  1,793,700    199,120
    Dhipaya Insurance PCL..................................  2,323,800  1,640,329
    Diamond Building Products PCL..........................  1,389,700    236,857
    Dusit Thani PCL........................................    114,500     38,685
    Dynasty Ceramic PCL.................................... 23,824,480  1,652,980
    Eastern Polymer Group PCL..............................  8,262,700  1,919,240
    Eastern Printing PCL...................................    705,512     72,786
    Eastern Printing PCL...................................     39,796      4,106
    Eastern Water Resources Development and Management
      PCL.................................................. 5,072,600.  1,698,518
*   Energy Earth PCL.......................................  4,765,400     39,359
    Erawan Group PCL (The)................................. 14,920,670  3,285,698
    Esso Thailand PCL......................................  8,035,000  3,514,555
    Forth Corp. PCL........................................  2,232,900    451,295
    Forth Smart Service PCL................................  2,541,300    590,287
    Fortune Parts Industry PCL.............................  2,658,200    158,770
*   G J Steel PCL.......................................... 16,722,780    126,114
    GFPT PCL...............................................  4,535,500  1,956,490
    Global Green Chemicals PCL.............................  1,202,500    391,765
*   GMM Grammy PCL.........................................    121,460     28,212
    Golden Land Property Development PCL...................  9,615,130  2,668,452
    Grand Canal Land PCL................................... 12,245,000  1,085,982
*   Group Lease PCL........................................    132,500     27,779
    Haad Thip PCL..........................................     16,600      8,012
    Hana Microelectronics PCL..............................  4,869,496  5,324,864
    ICC International PCL..................................    204,600    243,792
    Ichitan Group PCL......................................  4,239,400    508,984
*   Inter Far East Energy Corp.............................  4,679,700     82,061
    Interhides PCL.........................................  1,057,300    290,239
    Interlink Communication PCL............................  1,498,100    202,458
*   International Engineering PCL.......................... 39,494,487      4,527
*   Italian-Thai Development PCL........................... 15,390,927  1,272,131
    Jasmine International PCL.............................. 27,428,700  4,261,171
    Jay Mart PCL...........................................  2,350,195    368,658
    JMT Network Services PCL...............................  2,181,700    677,874
*   JSP Property PCL.......................................    532,200      8,188
    Jubilee Enterprise PCL.................................     24,700     12,667
    JWD Infologistics PCL..................................  3,287,100    728,814
    Kang Yong Electric PCL.................................      4,000     49,955
    Karmarts PCL...........................................  3,348,500    426,265

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CONTINUED


                                                              SHARES    VALUE>>
                                                            ---------- ----------
THAILAND -- (Continued)
    KCE Electronics PCL....................................  4,526,600 $5,086,451
    KGI Securities Thailand PCL............................  9,132,800  1,212,197
    Khon Kaen Sugar Industry PCL........................... 15,072,837  1,509,557
*   Khonburi Sugar PCL.....................................    138,500     17,798
    Lam Soon Thailand PCL..................................  1,383,900    188,695
    Lanna Resources PCL....................................  1,833,750    791,029
    LH Financial Group PCL................................. 55,910,039  2,529,866
    Loxley PCL.............................................  7,932,176    492,920
    LPN Development PCL....................................    136,400     38,472
    LPN Development PCL....................................  6,997,503  1,973,655
    Major Cineplex Group PCL...............................  3,672,200  2,614,296
    Malee Group PCL........................................    792,300    308,316
    Master Ad PCL..........................................  9,409,700    454,163
    Maybank Kim Eng Securities Thailand PCL................  1,203,300    442,843
    MBK PCL................................................  7,391,900  5,440,795
    MC Group PCL...........................................  3,353,800  1,224,162
*   MCOT PCL...............................................  2,506,000    699,261
    MCS Steel PCL..........................................  1,667,900    352,196
    Mega Lifesciences PCL..................................  3,415,100  3,863,235
    Millcon Steel PCL......................................  3,005,633    162,295
    Modernform Group PCL...................................  2,292,900    289,120
    Mono Technology PCL.................................... 13,080,000    785,195
    Muang Thai Insurance PCL...............................     61,288    184,881
    Muramoto Electron Thailand PCL.........................     14,000     89,532
    Namyong Terminal PCL...................................  4,469,000    694,279
*   Nation Multimedia Group PCL............................  8,825,500     37,938
    Netbay PCL.............................................    597,100    576,386
    Nirvana Daii PCL.......................................    206,600     23,558
    Origin Property PCL....................................  3,788,250  1,051,339
    Padaeng Industry PCL...................................    971,400    380,941
    PCS Machine Group Holding PCL..........................  2,503,800    528,706
    Plan B Media Pcl.......................................  9,886,800  1,938,588
    Platinum Group PCL (The)...............................  3,391,500    808,231
    Polyplex Thailand PCL..................................  3,951,550  1,788,032
*   Power Solution Technologies PCL........................  4,933,700     96,739
*   Precious Shipping PCL..................................  8,368,400  2,903,065
    Premier Marketing PCL..................................  2,653,000    712,268
*   Principal Capital PCL..................................  1,296,400    191,625
    Property Perfect PCL................................... 43,365,800  1,308,169
    Pruksa Holding PCL.....................................  4,145,400  2,526,005
    PTG Energy PCL.........................................  6,592,900  2,088,249
    Pylon PCL..............................................  1,160,700    260,851
    Quality Houses PCL..................................... 70,532,226  6,680,881
    Raimon Land PCL........................................ 12,553,600    526,380
    Rajthanee Hospital PCL.................................    138,900     97,628
    Ratchthani Leasing PCL................................. 12,368,350  3,301,958
    Regional Container Lines PCL...........................  3,754,500    622,919
    Rojana Industrial Park PCL.............................  8,363,211  1,362,333
    RS PCL.................................................  4,019,500  1,964,281
    S 11 Group PCL.........................................  1,096,300    249,685
    Saha Pathana Inter-Holding PCL.........................    699,100  1,402,418
    Sahamitr Pressure Container PCL........................     57,000     23,385
    Saha-Union PCL.........................................    859,300  1,172,951
    Sahaviriya Steel Industries PCL........................ 87,225,900     24,734
    Samart Corp. PCL.......................................  3,957,900    853,665
*   Samart Digital Public Co., Ltd......................... 11,993,100    144,713
    Samart Telcoms PCL.....................................  2,020,600    487,626

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CONTINUED


                                                              SHARES    VALUE>>
                                                            ---------- ----------
THAILAND -- (Continued)
    Sansiri PCL............................................ 71,679,010 $3,394,752
    Sappe PCL..............................................  1,887,100  1,212,526
    SC Asset Corp. PCL..................................... 21,666,715  2,222,227
    Scan Inter PCL.........................................  3,924,500    570,621
*   SCG Ceramics PCL.......................................  4,998,929    398,105
    SEAFCO PCL.............................................  2,904,820    836,833
    Sena Development PCL...................................  2,172,733    237,264
    Siam Future Development PCL............................  9,742,873  2,263,050
    Siam Wellness Group Pcl................................  2,230,400    894,851
    Siamgas & Petrochemicals PCL...........................  8,678,800  2,775,122
*   Singha Estate PCL...................................... 24,172,754  2,289,667
    SNC Former PCL.........................................    241,600    102,762
    Somboon Advance Technology PCL.........................  2,270,137  1,390,159
    SPCG PCL...............................................  3,328,900  2,028,470
    Sri Ayudhya Capital PCL................................    328,200    438,095
    Sri Trang Agro-Industry PCL............................  7,950,308  4,292,926
    Sriracha Construction PCL..............................    830,400    305,607
    Srisawad Corp. PCL.....................................  4,422,500  5,936,689
    Srisawad Finance PCL...................................    409,295    327,189
    Srithai Superware PCL.................................. 10,347,100    374,556
    Srivichai Vejvivat PCL.................................     48,000     10,787
*   Stars Microelectronics Thailand PCL....................  1,990,600    134,508
*   STP & I PCL............................................  7,477,064  1,082,652
*   Sub Sri Thai PCL.......................................     92,930     16,540
    Supalai PCL............................................  9,228,991  6,096,981
*   Super Energy Corp. PCL................................. 99,607,600  2,103,328
    Susco PCL..............................................  1,179,500    104,607
    SVI PCL................................................ 12,539,500  2,118,287
*   Symphony Communication PCL.............................    255,405     40,834
    Synergetic Auto Performance Co., Ltd...................  1,851,600    337,924
    Synnex Thailand PCL....................................  2,545,400  1,136,408
    Syntec Construction PCL................................  6,088,300    668,519
    Taokaenoi Food & Marketing PCL.........................  4,223,580  1,643,565
    Tapaco PCL.............................................    989,500    201,482
*   Tata Steel Thailand PCL................................ 26,758,900    556,973
    Thai Agro Energy PCL...................................     97,470      6,233
*   Thai Airways International PCL.........................  6,511,600  2,553,569
*   Thai Airways International PCL.........................    141,400     55,451
    Thai Central Chemical PCL..............................    295,800    312,308
    Thai Metal Trade PCL...................................  1,176,100    500,242
    Thai Nakarin Hospital PCL..............................    256,900    308,047
    Thai President Foods PCL...............................      1,430      6,881
    Thai Rayon PCL.........................................     38,400     52,995
    Thai Reinsurance PCL................................... 12,259,300    373,511
    Thai Solar Energy PCL..................................  4,570,095    363,953
    Thai Stanley Electric PCL..............................    206,600  1,501,979
    Thai Steel Cable PCL...................................      3,400      1,385
    Thai Vegetable Oil PCL.................................  4,780,175  4,073,603
    Thai Wacoal PCL........................................     78,000    106,471
    Thai Wah PCL...........................................  2,788,800    710,871
    Thaicom PCL............................................  4,115,500  1,061,464
    Thaifoods Group PCL....................................  8,490,500    998,882
    Thaire Life Assurance PCL..............................  2,618,800    592,489
    Thitikorn PCL..........................................  1,622,400    523,671
    Thoresen Thai Agencies PCL.............................  9,817,254  1,984,181
    Tipco Asphalt PCL......................................  4,537,300  1,998,328
    TIPCO Foods PCL........................................  2,066,682    561,090

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CONTINUED


                                                               SHARES     VALUE>>
                                                             ---------- ------------
THAILAND -- (Continued)
     TKS Technologies PCL...................................    206,500 $     66,653
     TPC Power Holdings Co., Ltd............................  1,582,900      501,371
     TPI Polene PCL......................................... 59,439,800    3,227,500
     TRC Construction PCL................................... 29,701,754      501,749
*    TTCL PCL...............................................  1,330,540      341,164
*    TTCL PCL...............................................  1,188,071      304,634
     TTW PCL................................................ 12,307,300    4,566,509
*    U City PCL............................................. 72,671,400       65,766
     Unique Engineering & Construction PCL..................  5,863,970    2,228,839
     United Paper PCL.......................................  3,093,900    1,007,967
*    United Power of Asia PCL...............................    500,000        7,391
     Univanich Palm Oil PCL.................................  2,135,200      434,769
     Univentures PCL........................................  7,314,000    1,621,656
     Vanachai Group PCL.....................................  5,178,959    1,101,408
     VGI Global Media PCL................................... 13,270,900    3,022,482
     Vibhavadi Medical Center PCL........................... 40,970,500    2,793,162
     Vinythai PCL...........................................  3,053,934    2,054,381
     WHA Corp. PCL.......................................... 36,319,300    4,513,892
     WHA Utilities and Power PCL............................  4,170,900      761,205
     Workpoint Entertainment PCL............................  1,345,640    1,278,662
                                                             ---------- ------------
TOTAL THAILAND..............................................             267,420,356
                                                                        ------------
TURKEY -- (1.1%)
     Adana Cimento Sanayii TAS, Class A.....................    584,890      582,590
# *  Afyon Cimento Sanayi TAS...............................    706,817      571,204
     Akcansa Cimento A.S....................................    504,119      681,627
# *  Akenerji Elektrik Uretim A.S...........................  3,042,841      321,196
#    Aksa Akrilik Kimya Sanayii A.S.........................    758,361    1,228,669
*    Aksa Enerji Uretim A.S.................................  1,419,563      966,992
     Aksigorta A.S..........................................  1,014,433      622,101
#    Alarko Holding A.S.....................................  1,821,002      642,114
#    Albaraka Turk Katilim Bankasi A.S......................  3,977,050      940,578
#    Alkim Alkali Kimya A.S.................................    146,193      650,911
#    Anadolu Anonim Turk Sigorta Sirketi....................  2,052,847    1,637,311
     Anadolu Cam Sanayii A.S................................  2,496,562    1,350,237
     Anadolu Hayat Emeklilik A.S............................    911,211      954,865
# *  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S...........    109,641      138,215
#    AvivaSA Emeklilik ve Hayat A.S., Class A...............     63,639      132,121
     Aygaz A.S..............................................    709,919    1,546,354
# *  Bagfas Bandirma Gubre Fabrikalari A.S..................    320,867      303,606
# *  Baticim Bati Anadolu Cimento Sanayii A.S...............    814,991      336,375
# *  Bera Holding A.S.......................................  2,671,310      771,124
# *  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S......  1,146,397      346,610
# *  Bizim Toptan Satis Magazalari A.S......................    349,923      419,426
#    Bolu Cimento Sanayii A.S...............................    541,213      378,046
#    Borusan Mannesmann Boru Sanayi ve Ticaret A.S..........    559,439      776,904
     Borusan Yatirim ve Pazarlama A.S.......................     28,364      190,488
*    Boyner Perakende Ve Tekstil Yatirimlari A.S............    312,961      256,965
# *  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S........    445,799      480,538
     Bursa Cimento Fabrikasi A.S............................    276,593      239,346
#    Celebi Hava Servisi A.S................................     63,837      621,166
     Cimsa Cimento Sanayi VE Ticaret A.S....................    596,434      801,726
# *  Deva Holding A.S.......................................    284,980      185,015
# *  Dogan Sirketler Grubu Holding A.S...................... 11,047,762    2,158,160
#    Dogus Otomotiv Servis ve Ticaret A.S...................    484,393      433,759
#    Eczacibasi Yatirim Holding Ortakligi A.S...............    257,055      307,840

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CONTINUED


                                                              SHARES    VALUE>>
                                                             --------- ----------
TURKEY -- (Continued)
     EGE Endustri VE Ticaret A.S............................    14,939 $1,051,926
#    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
       Sanayi ve Ticaret A.S................................ 1,560,582    830,566
#    Erbosan Erciyas Boru Sanayii ve Ticaret A.S............    48,548    537,552
# *  Fenerbahce Futbol A.S..................................   282,748    359,205
# *  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S..... 1,085,833    235,284
# *  Global Yatirim Holding A.S............................. 2,122,277    941,242
#    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S....    43,022    240,450
#    Goodyear Lastikleri TAS................................   785,984    478,641
# *  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.......... 1,592,055    666,757
# *  GSD Holding AS......................................... 2,632,862    330,317
# *  Gubre Fabrikalari TAS..................................   939,339    499,602
#    Hektas Ticaret TAS.....................................   513,056    818,272
# *  Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S......   713,847    160,045
# *  Ihlas Holding A.S...................................... 7,162,300    398,374
     Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
       Ticaret A.S..........................................   207,345    209,173
*    Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S...   678,189    530,225
# *  Is Finansal Kiralama A.S............................... 1,172,215    454,708
     Is Yatirim Menkul Degerler A.S., Class A............... 1,184,461    430,545
# *  Izmir Demir Celik Sanayi A.S........................... 1,055,577    329,174
# *  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class A.............................................. 2,124,050    814,990
# *  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class B.............................................. 1,022,446    391,732
# *  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.,
       Class D.............................................. 7,346,389  4,026,841
# *  Karsan Otomotiv Sanayii Ve Ticaret A.S................. 1,215,183    249,786
#    Kartonsan Karton Sanayi ve Ticaret A.S.................     8,883    515,675
# *  Kerevitas Gida Sanayi ve Ticaret A.S...................   459,795    153,475
#    Konya Cimento Sanayii A.S..............................    12,948    411,411
#    Kordsa Teknik Tekstil A.S..............................   528,149  1,023,710
# *  Koza Altin Isletmeleri A.S.............................   226,641  1,826,840
# *  Koza Anadolu Metal Madencilik Isletmeleri A.S..........   831,604    752,051
# *  Logo Yazilim Sanayi Ve Ticaret A.S.....................   105,528    598,970
#    Mardin Cimento Sanayii ve Ticaret A.S..................   379,497    209,151
# *  Metro Ticari ve Mali Yatirimlar Holding A.S............ 1,838,848    256,988
# *  Migros Ticaret A.S.....................................   463,737  1,213,714
# *  NET Holding A.S........................................ 2,206,796    876,339
# *  Netas Telekomunikasyon A.S.............................   510,781    642,406
     Nuh Cimento Sanayi A.S.................................   435,429    657,342
#    Otokar Otomotiv Ve Savunma Sanayi A.S..................    83,957  1,072,239
# *  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S..   354,911    151,390
# *  Parsan Makina Parcalari Sanayii A.S....................   126,184    569,001
# *  Pegasus Hava Tasimaciligi A.S..........................   326,074  1,172,735
     Pinar SUT Mamulleri Sanayii A.S........................   133,994    153,649
#    Polisan Holding A.S....................................   302,376    325,057
     Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S..... 1,472,408    864,461
# *  Sasa Polyester Sanayi A.S..............................   835,298  1,242,490
# *  Sekerbank Turk AS...................................... 3,162,508    521,797
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S............... 1,287,294    695,738
     Soda Sanayii A.S....................................... 3,254,164  3,946,316
#    Tat Gida Sanayi A.S....................................   635,556    430,386
     TAV Havalimanlari Holding A.S..........................   252,209  1,050,027
     Tekfen Holding A.S..................................... 1,497,957  5,702,883
# *  Teknosa Ic Ve Dis Ticaret A.S..........................   173,374    107,733
     Trakya Cam Sanayii A.S................................. 4,820,984  2,822,542

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CONTINUED


                                                               SHARES      VALUE>>
                                                             ---------- --------------
TURKEY -- (Continued)
# *  Tumosan Motor ve Traktor Sanayi A.S....................    369,548 $      293,715
#    Turcas Petrol A.S......................................    932,689        230,836
     Turk Traktor ve Ziraat Makineleri A.S..................    111,967        728,360
     Turkiye Sinai Kalkinma Bankasi A.S..................... 11,740,928      1,493,582
# *  Ulker Biskuvi Sanayi A.S...............................    874,483      2,312,330
# *  Vestel Elektronik Sanayi ve Ticaret A.S................    834,662        995,090
# *  Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S............  1,001,129        693,026
# *  Zorlu Enerji Elektrik Uretim A.S.......................  6,600,696      1,311,683
                                                             ---------- --------------
TOTAL TURKEY................................................                74,984,724
                                                                        --------------
TOTAL COMMON STOCKS.........................................             6,116,392,832
                                                                        --------------
PREFERRED STOCKS -- (1.8%)
BRAZIL -- (1.7%)
     AES Tiete Energia SA...................................      7,992          4,402
     Alpargatas SA..........................................  1,075,574      4,390,157
     Banco ABC Brasil S.A...................................    912,416      3,964,468
     Banco do Estado do Rio Grande do Sul SA, Class B.......  1,935,317     10,327,931
     Banco Pan SA...........................................  1,854,940        897,190
     Centrais Eletricas Santa Catarina......................     79,700        856,644
     Cia de Gas de Sao Paulo, Class A.......................    259,065      3,766,067
     Cia de Saneamento do Parana............................  2,362,001      6,397,681
     Cia de Transmissao de Energia Eletrica Paulista........    527,758      9,267,496
     Cia Energetica de Minas Gerais.........................  8,549,936     25,340,802
     Cia Energetica de Sao Paulo, Class B...................  1,941,300     10,354,643
     Cia Energetica do Ceara, Class A.......................    135,139      1,699,451
     Cia Ferro Ligas da Bahia - FERBASA.....................    467,871      2,376,128
     Cia Paranaense de Energia..............................    936,099      6,597,844
     Eucatex SA Industria e Comercio........................    147,078        173,893
*    Gol Linhas Aereas Inteligentes SA......................    389,348      1,925,031
     Grazziotin SA..........................................      8,800         54,765
     Marcopolo SA...........................................  5,321,033      5,619,148
     Randon SA Implementos e Participacoes..................  2,113,057      4,508,309
     Unipar Carbocloro SA...................................    427,085      4,865,886
     Usinas Siderurgicas de Minas Gerais SA, Class A........  3,297,127      9,107,743
                                                             ---------- --------------
TOTAL BRAZIL................................................               112,495,679
                                                                        --------------
CHILE -- (0.0%)
     Coca-Cola Embonor SA, Class B..........................    666,620      1,481,062
                                                             ---------- --------------
COLOMBIA -- (0.1%)
     Avianca Holdings SA....................................  3,056,704      1,875,130
     Banco Davivienda SA....................................     57,701        555,592
     Grupo Argos SA.........................................      3,405         13,749
                                                             ---------- --------------
TOTAL COLOMBIA..............................................                 2,444,471
                                                                        --------------
TOTAL PREFERRED STOCKS......................................               116,421,212
                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
INDONESIA -- (0.0%)
*    Medco Energi Internasional Tbk PT Warrants 12/11/20.... 14,744,133        298,713
                                                             ---------- --------------
MALAYSIA -- (0.0%)
*    Gabungan AQRS Bhd Warrants 09/26/23....................    448,875         35,400
*    Mitrajaya Holdings Bhd Warrants 04/17/23...............     46,780            978

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
                                                                 SHARES      VALUE>>
                                                               ---------- --------------
MALAYSIA -- (Continued)
*      Symphony Life Berhad Rights 11/01/18...................    306,287 $            0
                                                               ---------- --------------
TOTAL MALAYSIA................................................                    36,378
                                                                          --------------
POLAND -- (0.0%)
*      Hawe SA Rights 09/30/15................................    846,548              0
                                                               ---------- --------------
SOUTH KOREA -- (0.0%)
*      Barun Electronics Co., Ltd. Rights 11/29/18............    246,410         15,569
*      SK Securities Co., Ltd. Rights 12/04/18................    959,437        148,182
                                                               ---------- --------------
TOTAL SOUTH KOREA.............................................                   163,751
                                                                          --------------
TAIWAN -- (0.0%)
*      Jourdeness Group, Ltd. Rights 11/12/18.................      7,805              0
*      Sun Race Sturmey-Archer, Inc. Rights 12/6/18...........     33,000          5,332
*      Sunplus Technology Co., Ltd. Rights 10/24/18...........     32,833              0
*      Taichung Commercial Bank Rights 11/26/18...............    585,245              0
*      Tycoons Group Enterprise Co., Ltd. Rights 12/03/18.....    481,263          9,332
*      Yulon Finance Corp. Rights 10/05/18....................    235,220              0
                                                               ---------- --------------
TOTAL TAIWAN..................................................                    14,664
                                                                          --------------
THAILAND -- (0.0%)
*      JMT Network Services PCLWarrants 08/27/21..............    563,350         34,668
                                                               ---------- --------------
TOTAL RIGHTS/WARRANTS.........................................                   548,174
                                                                          --------------
TOTAL INVESTMENT SECURITIES...................................             6,233,362,218
                                                                          --------------

                                                                              VALUE
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (4.7%)
@ (S)  DFA Short Term Investment Fund......................... 26,680,532    308,693,759
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,023,397,243).......................................            $6,542,055,977
                                                                          ==============

ADR   American Depositary Receipt
CP    Certificate Participation.
GDR   Global Depositary Receipt.
P.L.C Public Limited Company.
SA    Special Assessment
ST    Special Tax.

>> Securities that have generally been fair value factored. See Note B to Financial Statements.
*     Non-Income Producing Securities.
#     Total or Partial Securities on Loan.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

As of October 31, 2018, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets
  Index (R)                  650     12/21/18  $33,568,522 $31,092,750   (2,475,772)

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

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CONTINUED

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
S&P 500(R) Emini
  Index.................    110     12/21/18  $15,534,564 $14,911,050     (623,514)
                                              ----------- -----------  -----------
TOTAL FUTURES CONTRACTS.                      $49,103,086 $46,003,800  $(3,099,286)
                                              =========== ===========  ===========

Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       -----------------------------------------------------
                           LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                       --------------  -------------- ------- --------------
  Common Stocks
     Brazil........... $  514,809,593              --   --    $  514,809,593
     Chile............        422,552  $  105,841,553   --       106,264,105
     China............     78,734,496   1,003,561,343   --     1,082,295,839
     Colombia.........     16,370,836              --   --        16,370,836
     Greece...........             --      22,007,590   --        22,007,590
     Hong Kong........         35,718         335,554   --           371,272
     Hungary..........             --       7,822,621   --         7,822,621
     India............        583,029     783,228,010   --       783,811,039
     Indonesia........        632,019     168,997,208   --       169,629,227
     Malaysia.........             --     226,634,452   --       226,634,452
     Mexico...........    182,533,339          56,523   --       182,589,862
     Philippines......             --      84,312,283   --        84,312,283
     Poland...........             --      81,825,294   --        81,825,294
     Russia...........      2,432,481              --   --         2,432,481
     Singapore........             --         175,795   --           175,795
     South Africa.....      9,976,614     438,991,007   --       448,967,621
     South Korea......      2,340,766     989,622,927   --       991,963,693
     Taiwan...........        363,573   1,051,340,576   --     1,051,704,149
     Thailand.........    267,142,443         277,913   --       267,420,356
     Turkey...........             --      74,984,724   --        74,984,724
  Preferred Stocks
     Brazil...........    112,495,679              --   --       112,495,679
     Chile............             --       1,481,062   --         1,481,062
     Colombia.........      2,444,471              --   --         2,444,471
  Rights/Warrants
     Indonesia........             --         298,713   --           298,713
     Malaysia.........             --          36,378   --            36,378
     South Korea......             --         163,751   --           163,751
     Taiwan...........             --          14,664   --            14,664
     Thailand.........             --          34,668   --            34,668
  Securities Lending
   Collateral.........             --     308,693,759   --       308,693,759
  Futures Contracts**.     (3,099,286)             --   --        (3,099,286)
                       --------------  --------------   --    --------------
  TOTAL............... $1,188,218,323  $5,350,738,368   --    $6,538,956,691
                       ==============  ==============   ==    ==============

**  Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2018

                                                              SHARES      VALUE+
                                                             --------- ------------
COMMON STOCKS -- (98.1%)
COMMUNICATION SERVICES -- (11.9%)
     Activision Blizzard, Inc...............................   849,537 $ 58,660,530
     AT&T, Inc.............................................. 7,323,762  224,693,018
     ATN International, Inc.................................        84        7,097
*    Ballantyne Strong, Inc.................................     9,030       36,481
     Beasley Broadcast Group, Inc., Class A.................     9,471       63,172
# *  Cars.com, Inc..........................................    41,779    1,090,850
     CBS Corp., Class A.....................................    14,832      854,027
     CenturyLink, Inc.......................................    70,603    1,457,246
*    Charter Communications, Inc., Class A..................   339,394  108,731,656
#    Cinemark Holdings, Inc.................................    25,895    1,076,455
     Comcast Corp., Class A................................. 7,135,970  272,165,896
#    Consolidated Communications Holdings, Inc..............     7,500       93,900
*    Discovery, Inc., Class B...............................     3,762      132,178
*    Discovery, Inc., Class C...............................     3,762      110,264
     Entravision Communications Corp., Class A..............     2,300       11,362
#    EW Scripps Co. (The), Class A..........................    81,265    1,366,877
     Frontier Communications Corp...........................    46,463      223,487
#    Gannett Co., Inc.......................................    71,219      690,824
*    Gray Television, Inc...................................    54,374      941,214
*    Hemisphere Media Group, Inc............................     1,977       26,630
*    IAC/InterActiveCorp....................................    99,525   19,565,620
*    IMAX Corp..............................................     1,100       21,296
*    Iridium Communications, Inc............................    14,800      293,188
     John Wiley & Sons, Inc., Class A.......................    27,900    1,513,296
*    Liberty Broadband Corp.................................     1,905      160,020
# *  Liberty Broadband Corp., Class A.......................    24,095    1,994,825
*    Liberty Broadband Corp., Class C.......................    67,601    5,606,151
# *  Liberty Media Corp.-Liberty Braves, Class A............     7,613      196,415
*    Liberty Media Corp.-Liberty Braves, Class B............       762       19,679
# *  Liberty Media Corp.-Liberty Braves, Class C............    16,901      437,736
# *  Liberty Media Corp.-Liberty Formula One, Class A.......    17,043      540,093
# *  Liberty Media Corp.-Liberty Formula One, Class C.......    44,409    1,469,050
*    Liberty Media Corp.-Liberty SiriusXM, Class A..........    96,383    3,974,835
*    Liberty Media Corp.-Liberty SiriusXM, Class B..........     7,622      324,125
*    Liberty Media Corp.-Liberty SiriusXM, Class C..........   208,010    8,584,573
*    Liberty TripAdvisor Holdings, Inc., Class A............    76,802    1,107,485
*    Liberty TripAdvisor Holdings, Inc., Class B............     3,570       54,550
#    Lions Gate Entertainment Corp., Class A................     9,332      178,801
#    Lions Gate Entertainment Corp., Class B................         1           18
*    Madison Square Garden Co. (The), Class A...............    13,052    3,610,444
     Marcus Corp. (The).....................................    18,899      737,439
#    Meredith Corp..........................................    41,376    2,133,346
# *  MSG Networks, Inc., Class A............................    29,558      755,207
     News Corp., Class A....................................   402,247    5,305,638
     News Corp., Class B....................................    99,903    1,332,706
#    Nexstar Media Group, Inc., Class A.....................    51,781    3,877,879
# *  ORBCOMM, Inc...........................................    44,499      424,075
     Saga Communications, Inc., Class A.....................     8,693      304,603
     Salem Media Group, Inc.................................    10,922       32,220
     Scholastic Corp........................................    31,200    1,353,456
     Sinclair Broadcast Group, Inc., Class A................    13,110      375,470
     Spok Holdings, Inc.....................................    12,522      175,558
# *  Sprint Corp............................................   422,600    2,586,312
     TEGNA, Inc.............................................   184,139    2,124,964

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES     VALUE+
                                                             ------- ------------
COMMUNICATION SERVICES -- (Continued)
     Telephone & Data Systems, Inc..........................  74,931 $  2,310,123
*    T-Mobile US, Inc....................................... 113,786    7,800,030
*    Tribune Publishing Co..................................     900       13,581
     Twenty-First Century Fox, Inc., Class A................ 987,646   44,957,646
     Twenty-First Century Fox, Inc., Class B................ 429,924   19,423,966
*    United States Cellular Corp............................   7,591      362,622
# *  Vonage Holdings Corp...................................  85,934    1,139,485
     Walt Disney Co. (The)..................................  26,220    3,010,843
*    XO Group, Inc..........................................   6,284      217,489
# *  Yelp, Inc..............................................  59,107    2,530,962
*    Zillow Group, Inc., Class A............................   3,900      157,443
*    Zillow Group, Inc., Class C............................  10,400      418,704
*    Zynga, Inc., Class A................................... 635,000    2,311,400
                                                             ------- ------------
TOTAL COMMUNICATION SERVICES................................          828,258,531
                                                                     ------------
CONSUMER DISCRETIONARY -- (5.3%)
*    1-800-Flowers.com, Inc., Class A.......................  44,330      463,248
     Aaron's, Inc...........................................  60,930    2,871,631
#    Acushnet Holdings Corp.................................   2,067       50,497
#    Adient P.L.C...........................................  22,979      699,021
*    Adtalem Global Education, Inc..........................  56,470    2,859,076
# *  American Axle & Manufacturing Holdings, Inc............  70,013    1,062,097
     American Eagle Outfitters, Inc......................... 118,505    2,732,725
*    American Outdoor Brands Corp...........................  12,607      172,464
# *  Ascena Retail Group, Inc............................... 135,576      521,968
# *  Ascent Capital Group, Inc., Class A....................   8,350        8,016
#    Autoliv, Inc...........................................   9,404      783,729
# *  AutoNation, Inc........................................  57,795    2,339,542
*    Barnes & Noble Education, Inc..........................   7,710       44,024
#    Barnes & Noble, Inc....................................  55,600      351,948
     Bassett Furniture Industries, Inc......................   2,900       57,275
*    Beazer Homes USA, Inc..................................   4,326       38,112
#    Bed Bath & Beyond, Inc.................................  25,907      355,962
*    Belmond, Ltd., Class A.................................  90,698    1,552,750
     Best Buy Co., Inc......................................  17,763    1,246,252
#    Big 5 Sporting Goods Corp..............................  16,901       59,323
*    Biglari Holdings, Inc., Class B........................       8        1,140
#    BJ's Restaurants, Inc..................................  16,658    1,019,136
     BorgWarner, Inc........................................ 119,734    4,718,717
*    Bridgepoint Education, Inc.............................   1,999       19,190
*    Build-A-Bear Workshop, Inc.............................  25,874      221,481
#    Caleres, Inc...........................................  74,697    2,554,637
#    Callaway Golf Co.......................................  74,643    1,597,360
*    Cambium Learning Group, Inc............................  37,733      542,601
     Canterbury Park Holding Corp...........................   2,755       41,325
     Carnival Corp.......................................... 489,649   27,439,930
#    Carriage Services, Inc.................................  20,916      398,659
*    Carrols Restaurant Group, Inc..........................     700        9,212
*    Cavco Industries, Inc..................................   7,600    1,524,636
*    Century Communities, Inc...............................   1,809       38,387
     Churchill Downs, Inc...................................   7,682    1,917,504
*    Chuy's Holdings, Inc...................................   4,500      109,665
     Citi Trends, Inc.......................................   3,415       86,502
     Columbia Sportswear Co.................................   8,634      779,478
# *  Conn's, Inc............................................  25,450      707,001
#    Cooper Tire & Rubber Co................................  12,345      381,337

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CONTINUED


                                                              SHARES     VALUE+
                                                             --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    Cooper-Standard Holdings, Inc..........................    18,702 $ 1,732,740
     Core-Mark Holding Co., Inc.............................    96,236   3,696,425
     CSS Industries, Inc....................................    10,465     137,510
     Culp, Inc..............................................    10,036     232,333
*    Deckers Outdoor Corp...................................    22,626   2,877,348
*    Delta Apparel, Inc.....................................     7,532     143,635
#    Dick's Sporting Goods, Inc.............................    29,300   1,036,341
#    Dillard's, Inc., Class A...............................   120,300   8,471,526
*    Dixie Group, Inc. (The)................................     9,100      11,375
# *  Dorman Products, Inc...................................     9,311     735,662
     DR Horton, Inc.........................................   208,125   7,484,175
     DSW, Inc., Class A.....................................    53,900   1,431,045
#    Educational Development Corp...........................     3,358      41,135
# *  Eldorado Resorts, Inc..................................    18,512     675,688
     Escalade, Inc..........................................       277       3,241
     Extended Stay America, Inc.............................    40,828     664,680
     Flanigan's Enterprises, Inc............................       865      23,788
     Flexsteel Industries, Inc..............................     2,068      52,569
     Foot Locker, Inc.......................................    69,329   3,268,169
     Ford Motor Co.......................................... 2,868,969  27,398,654
# *  Fred's, Inc., Class A..................................    32,745      89,721
#    GameStop Corp., Class A................................   104,752   1,529,379
     Gaming Partners International Corp.....................       500       4,345
# *  GCI Liberty, Inc., Class A.............................   123,145   5,828,453
*    GCI Liberty, Inc., Class B.............................     1,686      82,024
     General Motors Co...................................... 1,095,598  40,087,931
# *  Genesco, Inc...........................................     6,456     276,252
     Gentex Corp............................................   125,550   2,642,827
# *  Gentherm, Inc..........................................    37,081   1,618,215
*    G-III Apparel Group, Ltd...............................    31,225   1,244,628
     Goodyear Tire & Rubber Co. (The).......................   128,534   2,706,926
     Graham Holdings Co., Class B...........................     5,780   3,358,469
*    Green Brick Partners, Inc..............................     2,594      24,384
#    Group 1 Automotive, Inc................................    57,936   3,345,225
#    Guess?, Inc............................................    59,800   1,270,152
     Hamilton Beach Brands Holding Co., Class A.............    11,699     271,651
#    Harley-Davidson, Inc...................................    85,193   3,256,076
#    Haverty Furniture Cos., Inc............................    33,479     678,954
*    Helen of Troy, Ltd.....................................    61,653   7,652,370
     Hooker Furniture Corp..................................    14,814     433,606
     Hyatt Hotels Corp., Class A............................    14,601   1,010,389
#    International Game Technology P.L.C....................     7,100     131,705
     International Speedway Corp., Class A..................    24,844     931,898
*    J Alexander's Holdings, Inc............................     2,666      28,126
# *  JC Penney Co., Inc.....................................    85,215     125,266
     Johnson Outdoors, Inc., Class A........................    15,588   1,173,932
     KB Home................................................    30,800     615,076
     Kohl's Corp............................................    14,353   1,086,953
# *  Lakeland Industries, Inc...............................     9,887     129,915
# *  Lands' End, Inc........................................    13,703     223,496
     La-Z-Boy, Inc..........................................    56,332   1,566,030
     Lennar Corp., Class A..................................   224,100   9,631,818
#    Lennar Corp., Class B..................................    12,506     447,340
*    Liberty Expedia Holdings, Inc., Class A................    80,904   3,512,852
*    Liberty Expedia Holdings, Inc., Class B................     3,457     153,076
     Lifetime Brands, Inc...................................    16,431     170,061
#    Lithia Motors, Inc., Class A...........................    34,933   3,111,832

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
*    M/I Homes, Inc.........................................  37,930 $   916,768
# *  MarineMax, Inc.........................................  29,164     663,773
     Marriott Vacations Worldwide Corp......................  20,479   1,812,187
*    Meritage Homes Corp....................................  28,156   1,048,811
     MGM Resorts International.............................. 227,871   6,079,598
*    Modine Manufacturing Co................................  14,650     190,596
*    Mohawk Industries, Inc.................................  98,740  12,315,840
*    Monarch Casino & Resort, Inc...........................   1,103      42,763
#    Monro, Inc.............................................   3,100     230,640
# *  Motorcar Parts of America, Inc.........................  15,438     326,977
     Movado Group, Inc......................................  21,998     847,143
*    Murphy USA, Inc........................................  31,378   2,530,008
*    Nautilus, Inc..........................................   3,900      47,697
# *  New York & Co., Inc....................................   8,600      34,056
#    Newell Brands, Inc..................................... 209,562   3,327,845
     Office Depot, Inc...................................... 204,426     523,331
# *  Overstock.com, Inc.....................................  19,344     389,201
     Oxford Industries, Inc.................................  11,400   1,014,372
#    Penske Automotive Group, Inc...........................  43,845   1,945,841
     PulteGroup, Inc........................................ 189,287   4,650,782
     PVH Corp...............................................  31,964   3,860,932
*    Qurate Retail Group, Inc. QVC Group, Class B...........  35,706     795,887
*    Qurate Retail, Inc..................................... 815,470  17,891,412
     RCI Hospitality Holdings, Inc..........................  12,026     314,841
# *  Red Robin Gourmet Burgers, Inc.........................  31,175     941,485
# *  Regis Corp.............................................  41,660     701,554
     Rocky Brands, Inc......................................   8,729     250,697
     Royal Caribbean Cruises, Ltd........................... 322,500  33,775,425
*    Shiloh Industries, Inc.................................  15,461     140,540
#    Shoe Carnival, Inc.....................................  32,650   1,329,834
#    Signet Jewelers, Ltd...................................  37,700   2,113,085
*    Skechers U.S.A., Inc., Class A.........................  28,434     812,359
#    Sonic Automotive, Inc., Class A........................  17,000     308,040
     Speedway Motorsports, Inc..............................  14,935     231,941
     Standard Motor Products, Inc...........................  37,342   2,020,576
*    Stoneridge, Inc........................................  19,361     491,963
#    Strattec Security Corp.................................   5,224     176,049
     Superior Group of Cos, Inc.............................  17,956     312,255
#    Superior Industries International, Inc.................  23,275     228,793
*    Tandy Leather Factory, Inc.............................   9,974      71,813
     Target Corp............................................ 277,933  23,243,537
*    Taylor Morrison Home Corp., Class A....................  28,743     475,409
     Tenneco, Inc., Class A.................................   1,425      49,063
#    Thor Industries, Inc...................................  14,834   1,033,040
#    Tile Shop Holdings, Inc................................   6,700      43,550
     Toll Brothers, Inc..................................... 179,799   6,052,034
*    TopBuild Corp..........................................  16,800     766,416
     Tower International, Inc...............................   6,000     178,140
# *  Tuesday Morning Corp...................................  60,500     184,525
*    Unifi, Inc.............................................  41,401     947,669
# *  Universal Electronics, Inc.............................   3,506     109,633
*    Urban Outfitters, Inc..................................  18,700     737,902
# *  Veoneer, Inc...........................................  13,904     466,896
*    Vista Outdoor, Inc.....................................  62,066     775,825
#    Whirlpool Corp.........................................  38,127   4,184,820
# *  William Lyon Homes, Class A............................  23,600     320,016
     Winnebago Industries, Inc..............................     400      11,024

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CONTINUED


                                                              SHARES      VALUE+
                                                             --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Wolverine World Wide, Inc..............................    20,700 $    728,019
     Wyndham Hotels & Resorts, Inc..........................    10,000      492,900
*    ZAGG, Inc..............................................     7,800       94,458
                                                             --------- ------------
TOTAL CONSUMER DISCRETIONARY................................            369,549,536
                                                                       ------------
CONSUMER STAPLES -- (5.8%)
#    Alico, Inc.............................................       960       31,776
     Andersons, Inc. (The)..................................    23,960      862,560
     Archer-Daniels-Midland Co..............................   813,476   38,436,741
     Bunge, Ltd.............................................   116,968    7,228,622
#    Casey's General Stores, Inc............................    14,000    1,765,540
*    CCA Industries, Inc....................................     8,323       23,221
# *  Central Garden & Pet Co................................    25,184      817,976
*    Central Garden & Pet Co., Class A......................    48,121    1,426,788
#    Constellation Brands, Inc., Class B....................    12,615    2,494,112
*    Craft Brew Alliance, Inc...............................     9,754      178,888
*    Darling Ingredients, Inc...............................   173,938    3,593,559
#    Flowers Foods, Inc.....................................    64,000    1,235,840
     Fresh Del Monte Produce, Inc...........................    39,437    1,302,604
# *  Hain Celestial Group, Inc. (The).......................    87,292    2,171,825
*    Hostess Brands, Inc....................................     4,500       46,800
     Ingles Markets, Inc., Class A..........................    11,437      376,735
     Ingredion, Inc.........................................    62,117    6,284,998
#    JM Smucker Co. (The)...................................   108,204   11,720,657
     John B. Sanfilippo & Son, Inc..........................    10,428      657,590
     Kraft Heinz Co. (The)..................................   180,916    9,944,952
*    Landec Corp............................................    37,056      507,297
     Molson Coors Brewing Co., Class A......................     1,908      118,258
     Molson Coors Brewing Co., Class B......................   186,550   11,939,200
     Mondelez International, Inc., Class A.................. 2,081,099   87,364,536
*    Nature's Sunshine Products, Inc........................     1,029        9,107
     Oil-Dri Corp. of America...............................     5,047      156,104
*    Pilgrim's Pride Corp...................................     7,300      128,918
# *  Post Holdings, Inc.....................................    66,772    5,903,980
     PriceSmart, Inc........................................       200       14,030
# *  Pyxus International, Inc...............................     3,508       83,280
#    Sanderson Farms, Inc...................................    17,700    1,741,503
     Seaboard Corp..........................................     1,812    7,003,380
*    Seneca Foods Corp., Class A............................     6,301      199,301
*    Seneca Foods Corp., Class B............................       300        9,525
     SpartanNash Co.........................................    32,983      588,747
     Tyson Foods, Inc., Class A.............................   405,030   24,269,398
*    United Natural Foods, Inc..............................    44,400      964,812
     Universal Corp.........................................    22,290    1,512,599
*    US Foods Holding Corp..................................    87,771    2,560,280
     Walgreens Boots Alliance, Inc..........................   659,669   52,621,796
     Walmart, Inc........................................... 1,173,687  117,697,332
#    Weis Markets, Inc......................................    11,602      535,432
                                                             --------- ------------
TOTAL CONSUMER STAPLES......................................            406,530,599
                                                                       ------------
ENERGY -- (12.9%)
     Adams Resources & Energy, Inc..........................     6,004      243,462
     Anadarko Petroleum Corp................................   258,932   13,775,182
# *  Antero Resources Corp..................................    39,182      622,602
#    Apache Corp............................................    15,708      594,234
*    Apergy Corp............................................     1,042       40,628

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CONTINUED


                                                              SHARES      VALUE+
                                                             --------- ------------
ENERGY -- (Continued)
#    Arch Coal, Inc., Class A...............................     6,258 $    600,142
     Archrock, Inc..........................................    69,200      709,992
#    Baker Hughes a GE Co...................................     4,305      114,900
# *  Bristow Group, Inc.....................................    32,315      355,788
# *  Callon Petroleum Co....................................   107,911    1,075,873
# *  Centennial Resource Development, Inc., Class A.........     1,600       30,656
     Chevron Corp........................................... 1,103,373  123,191,595
#    Cimarex Energy Co......................................    33,636    2,673,053
*    Cloud Peak Energy, Inc.................................    37,515       64,151
*    CNX Resources Corp.....................................   153,941    2,409,177
*    Concho Resources, Inc..................................    40,987    5,700,882
     ConocoPhillips......................................... 1,489,306  104,102,489
*    Dawson Geophysical Co..................................    21,211      118,994
#    Delek US Holdings, Inc.................................    89,231    3,276,562
# *  Denbury Resources, Inc.................................   185,600      640,320
     Devon Energy Corp......................................    60,406    1,957,154
*    Dorian LPG, Ltd........................................     3,567       28,358
#    Ensco P.L.C., Class A..................................   267,169    1,907,587
     EOG Resources, Inc.....................................     8,874      934,787
*    Era Group, Inc.........................................    24,458      276,865
*    Exterran Corp..........................................    35,500      741,595
     Exxon Mobil Corp....................................... 2,833,988  225,812,164
#    Green Plains, Inc......................................    42,334      721,371
     Gulf Island Fabrication, Inc...........................    13,009      110,577
*    Gulfport Energy Corp...................................    44,661      406,862
     Hallador Energy Co.....................................    14,700       96,432
*    Helix Energy Solutions Group, Inc......................   103,010      877,645
     Helmerich & Payne, Inc.................................    95,808    5,967,880
     Hess Corp..............................................   165,152    9,479,725
     HollyFrontier Corp.....................................    32,210    2,172,242
# *  Hornbeck Offshore Services, Inc........................     6,900       21,735
# *  International Seaways, Inc.............................        12          258
     Kinder Morgan, Inc..................................... 1,124,143   19,132,914
# *  Kosmos Energy, Ltd.....................................    26,900      174,581
# *  Laredo Petroleum, Inc..................................    36,900      193,356
     Marathon Oil Corp......................................   467,019    8,868,691
     Marathon Petroleum Corp................................ 1,205,778   84,947,060
# *  Matador Resources Co...................................    29,900      862,316
*    Matrix Service Co......................................    17,023      346,078
# *  McDermott International, Inc...........................    12,000       92,760
#    Murphy Oil Corp........................................   139,491    4,444,183
#    Nabors Industries, Ltd.................................   391,611    1,946,307
     NACCO Industries, Inc., Class A........................     6,832      235,977
     National Oilwell Varco, Inc............................   213,118    7,842,742
*    Natural Gas Services Group, Inc........................    15,026      290,002
*    Newfield Exploration Co................................    60,483    1,221,757
*    Newpark Resources, Inc.................................    87,515      718,498
     Noble Energy, Inc......................................   133,794    3,324,781
# *  Oasis Petroleum, Inc...................................   194,070    1,952,344
     Occidental Petroleum Corp..............................   484,588   32,501,317
*    Oceaneering International, Inc.........................    55,426    1,049,768
# *  Parker Drilling Co.....................................     5,589       13,973
*    Parsley Energy, Inc., Class A..........................    50,257    1,177,019
     Patterson-UTI Energy, Inc..............................   161,225    2,682,784
     PBF Energy, Inc., Class A..............................   126,000    5,273,100
*    PDC Energy, Inc........................................    48,958    2,078,267
     Peabody Energy Corp....................................    90,100    3,194,045

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
                                                              SHARES      VALUE+
                                                             --------- ------------
ENERGY -- (Continued)
*    PHI, Inc. Non-Voting...................................    13,870 $    108,047
     Phillips 66............................................   775,455   79,732,283
*    Pioneer Energy Services Corp...........................    74,262      220,558
     Pioneer Natural Resources Co...........................    88,400   13,018,668
*    QEP Resources, Inc.....................................    96,641      861,071
#    Range Resources Corp...................................   161,740    2,563,579
# *  REX American Resources Corp............................     4,050      300,388
*    Rowan Cos. P.L.C., Class A.............................   118,378    1,883,394
     Schlumberger, Ltd......................................   577,687   29,641,120
*    SEACOR Holdings, Inc...................................    18,204      873,610
# *  SEACOR Marine Holdings, Inc............................    12,678      231,754
#    SemGroup Corp., Class A................................    41,342      764,414
#    Ship Finance International, Ltd........................    12,481      156,013
     SM Energy Co...........................................    56,538    1,376,135
*    Southwestern Energy Co.................................     6,045       32,280
# *  SRC Energy, Inc........................................   246,067    1,742,154
*    Superior Energy Services, Inc..........................     4,232       33,137
*    TETRA Technologies, Inc................................    25,600       76,032
# *  Transocean, Ltd........................................   174,223    1,918,195
# *  Unit Corp..............................................    52,140    1,205,998
#    US Silica Holdings, Inc................................    40,824      571,536
     Valero Energy Corp.....................................   605,899   55,191,340
*    Whiting Petroleum Corp.................................    45,107    1,682,491
# *  WildHorse Resource Development Corp....................     6,700      142,107
     Williams Cos., Inc. (The)..............................   216,857    5,276,131
     World Fuel Services Corp...............................     5,865      187,680
*    WPX Energy, Inc........................................   254,581    4,083,479
                                                             --------- ------------
TOTAL ENERGY................................................            900,292,133
                                                                       ------------
FINANCIALS -- (21.7%)
#    1st Constitution Bancorp...............................       995       20,119
     1st Source Corp........................................    45,305    2,110,760
     Aflac, Inc.............................................   428,750   18,466,262
     Alleghany Corp.........................................     3,115    1,871,118
     Allstate Corp. (The)...................................   169,260   16,201,567
     American Equity Investment Life Holding Co.............    98,900    3,087,658
     American Financial Group, Inc..........................   168,865   16,891,566
     American International Group, Inc......................   566,133   23,375,632
     American National Insurance Co.........................    23,302    2,871,738
     AmeriServ Financial, Inc...............................    30,968      131,304
*    Arch Capital Group, Ltd................................     9,282      263,330
     Argo Group International Holdings, Ltd.................    59,381    3,658,463
     Aspen Insurance Holdings, Ltd..........................   102,623    4,297,851
     Associated Banc-Corp...................................   120,642    2,796,482
     Assurant, Inc..........................................    65,820    6,398,362
     Assured Guaranty, Ltd..................................   122,989    4,917,100
     Asta Funding, Inc......................................       885        3,381
*    Athene Holding, Ltd., Class A..........................     4,636      211,958
*    Atlanticus Holdings Corp...............................    12,567       41,471
     Axis Capital Holdings, Ltd.............................    49,610    2,767,742
#    Banc of California, Inc................................     2,500       39,875
*    Bancorp, Inc. (The)....................................       459        4,820
#    BancorpSouth Bank......................................       600       17,220
     Bank of America Corp................................... 5,929,137  163,051,267
     Bank of New York Mellon Corp. (The)....................   702,823   33,264,613
     Bank OZK...............................................    10,067      275,433

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
                                                              SHARES      VALUE+
                                                             --------- ------------
FINANCIALS -- (Continued)
     BankFinancial Corp.....................................    18,849 $    266,148
     BankUnited, Inc........................................    18,295      605,564
     Banner Corp............................................     1,628       94,131
     Bar Harbor Bankshares..................................     2,733       69,883
     BB&T Corp..............................................   249,646   12,272,597
     BCB Bancorp, Inc.......................................     1,059       13,174
     Berkshire Hills Bancorp, Inc...........................    30,747    1,026,027
*    Blucora, Inc...........................................    57,127    1,652,113
     Blue Hills Bancorp, Inc................................     1,469       34,095
*    Brighthouse Financial, Inc.............................    63,254    2,506,756
*    Cannae Holdings, Inc...................................    15,438      285,140
     Capital City Bank Group, Inc...........................    14,283      338,507
     Capital One Financial Corp.............................   372,872   33,297,470
     Capitol Federal Financial, Inc.........................     9,250      114,793
     Carolina Financial Corp................................     1,153       38,153
     Cathay General Bancorp.................................    17,730      667,889
     Century Bancorp, Inc., Class A.........................       495       37,184
     Chemical Financial Corp................................    41,900    1,963,434
     Chubb, Ltd.............................................   159,855   19,967,488
#    Cincinnati Financial Corp..............................    12,284      966,014
     CIT Group, Inc.........................................    73,545    3,484,562
     Citigroup, Inc......................................... 1,870,326  122,431,540
#    Citizens Community Bancorp, Inc........................    10,355      132,026
     CME Group, Inc.........................................    77,028   14,114,611
     CNA Financial Corp.....................................   199,398    8,647,891
     CNO Financial Group, Inc...............................   301,264    5,693,890
     Codorus Valley Bancorp, Inc............................       158        4,162
     Columbia Banking System, Inc...........................    22,000      815,980
#    Community Financial Corp. (The)........................       408       12,301
     Community West Bancshares..............................       400        4,416
     ConnectOne Bancorp, Inc................................     1,200       24,876
*    Consumer Portfolio Services, Inc.......................    26,500      103,615
# *  Cowen, Inc.............................................     3,989       59,037
*    Customers Bancorp, Inc.................................     2,290       46,922
     Donegal Group, Inc., Class A...........................    12,386      166,344
*    E*TRADE Financial Corp.................................    86,881    4,293,659
     EMC Insurance Group, Inc...............................    23,450      562,096
*    Enstar Group, Ltd......................................     1,400      254,240
     Enterprise Financial Services Corp.....................       436       18,944
     ESSA Bancorp, Inc......................................     8,217      132,705
     Evans Bancorp, Inc.....................................     1,681       73,964
     Everest Re Group, Ltd..................................    34,913    7,606,146
     FBL Financial Group, Inc., Class A.....................    24,660    1,701,047
     Federal Agricultural Mortgage Corp., Class A...........       177       11,291
     Federal Agricultural Mortgage Corp., Class C...........     9,500      663,480
     FedNat Holding Co......................................    13,665      294,207
     Fidelity Southern Corp.................................     7,213      167,486
     Fifth Third Bancorp....................................   173,516    4,683,197
     Financial Institutions, Inc............................       296        8,451
     First American Financial Corp..........................    61,982    2,747,662
     First Bancorp..........................................    16,138      595,331
*    First BanCorp..........................................     9,225       85,147
     First Business Financial Services, Inc.................       964       20,177
     First Citizens BancShares, Inc., Class A...............     8,627    3,680,537
     First Commonwealth Financial Corp......................    30,547      412,384
     First Community Bankshares, Inc........................       183        6,319
     First Defiance Financial Corp..........................    21,760      592,307

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
                                                              SHARES      VALUE+
                                                             --------- ------------
FINANCIALS -- (Continued)
     First Financial Bancorp................................   107,737 $  2,819,477
     First Financial Northwest, Inc.........................    25,371      383,356
     First Hawaiian, Inc....................................     1,200       29,736
#    First Horizon National Corp............................   118,936    1,919,627
     First Interstate BancSystem, Inc., Class A.............     2,348       97,348
     First Merchants Corp...................................    36,312    1,510,942
     First Midwest Bancorp, Inc.............................    58,937    1,353,194
     First United Corp......................................     1,266       22,788
*    Flagstar Bancorp, Inc..................................     7,100      218,609
#    FNB Corp...............................................   154,117    1,823,204
     Fulton Financial Corp..................................    29,400      470,694
*    Genworth Financial, Inc., Class A......................    34,964      149,646
     Global Indemnity, Ltd..................................     8,282      296,496
     Goldman Sachs Group, Inc. (The)........................   209,155   47,137,262
     Great Southern Bancorp, Inc............................     1,616       87,506
     Great Western Bancorp, Inc.............................     8,161      299,101
     Guaranty Federal Bancshares, Inc.......................     1,684       40,618
*    Hallmark Financial Services, Inc.......................    16,734      186,417
     Hancock Whitney Corp...................................    52,689    2,210,830
     Hanmi Financial Corp...................................     3,221       67,577
     Hanover Insurance Group, Inc. (The)....................    88,829    9,893,774
     Hartford Financial Services Group, Inc. (The)..........   245,844   11,166,234
     Heartland Financial USA, Inc...........................       465       24,710
     Hilltop Holdings, Inc..................................    26,171      520,803
*    HMN Financial, Inc.....................................     3,456       70,813
     Home Bancorp, Inc......................................       719       28,573
*    HomeStreet, Inc........................................     2,200       57,156
     Hope Bancorp, Inc......................................    16,628      240,773
     HopFed Bancorp, Inc....................................     6,781      104,088
     Horace Mann Educators Corp.............................    58,206    2,286,332
     Huntington Bancshares, Inc.............................    70,847    1,015,238
     IBERIABANK Corp........................................    36,497    2,718,662
#    Independent Bank Group, Inc............................     1,256       72,735
     International Bancshares Corp..........................     5,000      193,500
     Invesco, Ltd...........................................    17,600      382,096
     Investment Technology Group, Inc.......................    23,677      650,644
     Investors Bancorp, Inc.................................    45,405      507,628
     Investors Title Co.....................................     1,069      194,558
#    Janus Henderson Group P.L.C............................   135,421    3,327,294
     Jefferies Financial Group, Inc.........................    16,565      355,651
     JPMorgan Chase & Co.................................... 2,748,095  299,597,317
     Kemper Corp............................................    59,119    4,445,158
     KeyCorp................................................   526,210    9,555,974
     Lakeland Bancorp, Inc..................................    10,040      165,359
     Landmark Bancorp, Inc..................................     2,390       65,128
     Legg Mason, Inc........................................    43,400    1,224,748
     Lincoln National Corp..................................   134,595    8,101,273
     Loews Corp.............................................   243,798   11,351,235
     M&T Bank Corp..........................................     4,241      701,504
     Macatawa Bank Corp.....................................       291        3,157
     Mackinac Financial Corp................................     6,893      107,531
*    Malvern Bancorp, Inc...................................       867       17,609
     Marlin Business Services Corp..........................    13,787      366,458
     MB Financial, Inc......................................    19,678      873,506
# *  MBIA, Inc..............................................    82,267      814,443
     MBT Financial Corp.....................................     9,396      107,208
     Mercantile Bank Corp...................................     4,422      140,443

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
                                                             SHARES     VALUE+
                                                            --------- -----------
    FINANCIALS -- (Continued)
    Meridian Bancorp, Inc..................................     1,000 $    15,840
    MetLife, Inc...........................................   949,912  39,126,875
*   MGIC Investment Corp...................................    98,745   1,205,676
    MidWestOne Financial Group, Inc........................       346       9,968
    Morgan Stanley......................................... 1,102,617  50,345,492
#   MutualFirst Financial, Inc.............................     2,300      81,673
    National Western Life Group, Inc., Class A.............       900     242,352
    Navigators Group, Inc. (The)...........................     9,617     665,016
    Nelnet, Inc., Class A..................................    16,900     951,301
#   New York Community Bancorp, Inc........................   107,280   1,027,742
>>  NewStar Financial, Inc.................................    41,166      10,685
    Northfield Bancorp, Inc................................       800      10,536
    Northrim BanCorp, Inc..................................     5,734     218,064
    OceanFirst Financial Corp..............................     5,000     126,600
    OFG Bancorp............................................    33,091     565,525
#   Old National Bancorp...................................   158,120   2,822,442
    Old Republic International Corp........................   174,823   3,854,847
*   OneMain Holdings, Inc..................................    24,900     710,148
    Oppenheimer Holdings, Inc., Class A....................     3,097      95,264
#   PacWest Bancorp........................................    48,904   1,986,480
#   Peoples Bancorp of North Carolina, Inc.................       275       7,656
    Peoples Bancorp, Inc...................................    15,923     545,044
    People's United Financial, Inc.........................   213,207   3,338,822
#   Pinnacle Financial Partners, Inc.......................    11,777     615,937
    Piper Jaffray Cos......................................       312      21,647
    PNC Financial Services Group, Inc. (The)...............   217,040  27,887,470
    Popular, Inc...........................................    70,636   3,673,778
    Premier Financial Bancorp, Inc.........................     6,096     108,143
    Principal Financial Group, Inc.........................   218,754  10,296,751
#   Prosperity Bancshares, Inc.............................    10,111     657,518
    Protective Insurance Corp., Class A....................       300       6,423
    Protective Insurance Corp., Class B....................     5,929     136,663
    Provident Financial Holdings, Inc......................       544       9,411
    Provident Financial Services, Inc......................    25,859     630,960
    Prudential Bancorp, Inc................................       600      10,782
    Prudential Financial, Inc..............................   497,625  46,667,272
    Radian Group, Inc......................................   161,945   3,107,725
    Regions Financial Corp................................. 1,302,555  22,104,358
    Reinsurance Group of America, Inc......................   153,566  21,863,191
    RenaissanceRe Holdings, Ltd............................    25,867   3,159,913
    Renasant Corp..........................................    42,102   1,468,518
    Riverview Bancorp, Inc.................................     1,682      14,247
    Safety Insurance Group, Inc............................    26,197   2,181,686
    Salisbury Bancorp, Inc.................................       300      12,030
    Sandy Spring Bancorp, Inc..............................     9,725     345,724
    SB Financial Group, Inc................................     1,128      20,451
*   Select Bancorp, Inc....................................       600       7,392
#   Selective Insurance Group, Inc.........................    45,200   2,931,220
    SI Financial Group, Inc................................     5,661      74,952
    Signature Bank.........................................    10,270   1,128,673
    Simmons First National Corp., Class A..................    22,648     606,513
    South State Corp.......................................     7,672     519,164
    Southern National Bancorp of Virginia, Inc.............       193       2,916
#   State Auto Financial Corp..............................    15,100     480,029
#   Sterling Bancorp.......................................   132,480   2,381,990
    Stewart Information Services Corp......................    12,271     506,547
    Stifel Financial Corp..................................    47,800   2,185,416

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
                                                              SHARES       VALUE+
                                                             --------- --------------
FINANCIALS -- (Continued)
     SunTrust Banks, Inc....................................   255,532 $   16,011,635
     Synchrony Financial....................................   544,549     15,726,575
     Synovus Financial Corp.................................     8,639        324,481
     Territorial Bancorp, Inc...............................       823         22,419
*    Texas Capital Bancshares, Inc..........................     1,480         96,540
     Timberland Bancorp, Inc................................     2,500         72,550
     Tiptree, Inc...........................................    37,071        218,348
     Travelers Cos., Inc. (The).............................   184,026     23,027,173
     TriCo Bancshares.......................................       854         30,761
#    Trustmark Corp.........................................    31,111        958,219
     Umpqua Holdings Corp...................................   111,767      2,145,926
#    Union Bankshares Corp..................................    39,149      1,336,547
#    United Bankshares, Inc.................................    20,521        680,682
     United Financial Bancorp, Inc..........................     9,993        154,392
     United Fire Group, Inc.................................    24,429      1,315,013
     United Security Bancshares.............................       440          4,717
     Unity Bancorp, Inc.....................................     3,592         76,043
     Univest Corp. of Pennsylvania..........................     2,256         56,310
     Unum Group.............................................   517,445     18,762,556
#    Valley National Bancorp................................   158,654      1,583,367
     Voya Financial, Inc....................................    22,660        991,602
     Washington Federal, Inc................................    97,887      2,756,498
     Waterstone Financial, Inc..............................     1,426         23,301
     Wells Fargo & Co....................................... 2,802,209    149,161,585
     WesBanco, Inc..........................................    32,396      1,299,080
     Western New England Bancorp, Inc.......................    11,698        117,448
     Wintrust Financial Corp................................    44,824      3,412,899
     WR Berkley Corp........................................     5,305        402,650
#    Zions Bancorp NA.......................................    53,325      2,508,941
                                                             --------- --------------
TOTAL FINANCIALS............................................            1,507,248,059
                                                                       --------------
HEALTHCARE -- (15.6%)
     Abbott Laboratories....................................   915,297     63,100,575
# *  Acadia Healthcare Co., Inc.............................    21,831        905,986
     Aceto Corp.............................................    31,686         64,956
*    Addus HomeCare Corp....................................     2,044        133,882
     Aetna, Inc.............................................   558,462    110,798,861
     Allergan P.L.C.........................................   131,701     20,810,075
*    Allscripts Healthcare Solutions, Inc...................   203,244      2,420,636
# *  Amneal Pharmaceuticals, Inc............................     4,700         86,715
*    AngioDynamics, Inc.....................................    14,354        293,252
# *  Anika Therapeutics, Inc................................    14,671        524,635
     Anthem, Inc............................................   504,640    139,063,645
*    Aptevo Therapeutics, Inc...............................     4,339         14,622
*    Avanos Medical, Inc....................................    32,638      1,847,311
     Baxter International, Inc..............................     6,557        409,878
*    Bio-Rad Laboratories, Inc., Class A....................       361         98,499
*    Brookdale Senior Living, Inc...........................   141,351      1,262,264
*    Cambrex Corp...........................................     2,300        122,567
*    Centene Corp...........................................    20,136      2,624,123
     Cigna Corp.............................................   136,754     29,239,373
*    Concert Pharmaceuticals, Inc...........................     5,383         80,314
     CONMED Corp............................................    43,239      2,915,606
     Cooper Cos., Inc. (The)................................    13,956      3,604,974
*    Cross Country Healthcare, Inc..........................     7,595         67,064
*    CryoLife, Inc..........................................    17,502        542,212
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
                                                              SHARES      VALUE+
                                                             --------- ------------
HEALTHCARE -- (Continued)
# *  Cumberland Pharmaceuticals, Inc........................    23,319 $    125,923
*    Cutera, Inc............................................     1,289       26,167
     CVS Health Corp........................................ 1,510,745  109,362,831
     Danaher Corp...........................................   405,225   40,279,365
     DENTSPLY SIRONA, Inc...................................    33,093    1,146,011
     Digirad Corp...........................................    26,711       33,255
# *  Diplomat Pharmacy, Inc.................................    34,200      678,528
*    Emergent BioSolutions, Inc.............................    48,978    2,996,964
*    Endo International P.L.C...............................    14,700      249,018
*    Enzo Biochem, Inc......................................     6,287       20,873
*    Express Scripts Holding Co.............................   493,239   47,829,386
*    FONAR Corp.............................................       960       23,750
*    Harvard Bioscience, Inc................................    16,180       64,073
*    HMS Holdings Corp......................................     6,400      184,448
     Humana, Inc............................................   198,071   63,463,929
*    Integer Holdings Corp..................................    41,672    3,103,314
# *  IntriCon Corp..........................................     2,835      118,730
#    Invacare Corp..........................................     7,330       94,704
     Kewaunee Scientific Corp...............................     1,631       46,647
*    Laboratory Corp. of America Holdings...................     8,149    1,308,322
# *  LHC Group, Inc.........................................    30,318    2,771,975
*    LifePoint Health, Inc..................................    82,208    5,332,011
*    LivaNova P.L.C.........................................    33,901    3,796,573
     Luminex Corp...........................................     1,400       40,278
*    Magellan Health, Inc...................................    17,899    1,164,509
# *  Mallinckrodt P.L.C.....................................    81,300    2,037,378
     McKesson Corp..........................................    70,069    8,741,808
*    MEDNAX, Inc............................................    72,102    2,977,092
*    Medpace Holdings, Inc..................................       800       41,680
     Medtronic P.L.C........................................   814,175   73,129,198
*    Merit Medical Systems, Inc.............................    13,395      765,122
# *  Molina Healthcare, Inc.................................    25,541    3,237,833
*    Mylan NV...............................................    28,680      896,250
# *  Myriad Genetics, Inc...................................    78,116    3,517,563
     National HealthCare Corp...............................     6,484      515,673
*    Natus Medical, Inc.....................................    16,198      483,996
*    Nuvectra Corp..........................................    10,668      213,467
*    Omnicell, Inc..........................................    35,405    2,503,133
     Owens & Minor, Inc.....................................     2,841       22,444
#    PerkinElmer, Inc.......................................    76,500    6,615,720
     Pfizer, Inc............................................ 3,696,959  159,191,055
# *  Prestige Consumer Healthcare, Inc......................   111,489    4,031,442
*    Providence Service Corp. (The).........................    11,898      786,339
     Quest Diagnostics, Inc.................................    10,366      975,544
*    RTI Surgical, Inc......................................    65,316      299,147
*    Select Medical Holdings Corp...........................   122,704    2,034,432
     STERIS P.L.C...........................................       200       21,862
*    Surmodics, Inc.........................................     5,593      354,764
# *  Syneos Health, Inc.....................................    31,908    1,455,962
# *  Taro Pharmaceutical Industries, Ltd....................     2,378      236,635
     Teleflex, Inc..........................................    37,223    8,961,065
     Thermo Fisher Scientific, Inc..........................   435,609  101,780,043
*    Triple-S Management Corp., Class B.....................    20,684      354,937
*    United Therapeutics Corp...............................    20,858    2,312,318
     UnitedHealth Group, Inc................................    89,716   23,447,277
# *  Varex Imaging Corp.....................................     8,098      210,224
*    WellCare Health Plans, Inc.............................    18,375    5,071,316

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
                                                             SHARES      VALUE+
                                                             ------- --------------
HEALTHCARE -- (Continued)
     Zimmer Biomet Holdings, Inc............................  10,322 $    1,172,476
                                                             ------- --------------
TOTAL HEALTHCARE............................................          1,083,688,804
                                                                     --------------
INDUSTRIALS -- (11.4%)
     AAR Corp...............................................  32,906      1,565,667
#    ABM Industries, Inc....................................  67,600      2,078,700
#    Acme United Corp.......................................   1,030         17,881
#    Acuity Brands, Inc.....................................  19,531      2,453,875
# *  AECOM..................................................  67,765      1,974,672
*    Aegion Corp............................................  42,549        823,749
# *  Aerovironment, Inc.....................................  35,065      3,154,798
     AGCO Corp..............................................  63,273      3,545,819
     Air Lease Corp.........................................  38,284      1,458,620
*    Air Transport Services Group, Inc......................  35,408        693,997
     Alamo Group, Inc.......................................  22,751      1,950,216
#    Alaska Air Group, Inc.................................. 109,152      6,704,116
     Albany International Corp., Class A....................  20,551      1,438,159
#    Allegiant Travel Co....................................   2,000        228,280
     Altra Industrial Motion Corp...........................   3,838        123,852
     AMERCO.................................................  29,431      9,608,633
*    Ameresco, Inc., Class A................................     981         16,059
     American Railcar Industries, Inc.......................  20,003      1,398,410
*    American Woodmark Corp.................................   2,204        133,210
#    Apogee Enterprises, Inc................................  36,374      1,313,101
     ArcBest Corp...........................................  12,135        450,451
     Arconic, Inc........................................... 256,734      5,219,402
     Argan, Inc.............................................      21            924
*    Armstrong Flooring, Inc................................   1,000         15,550
*    ASGN, Inc..............................................  53,951      3,619,033
#    Astec Industries, Inc..................................  22,925        862,209
# *  Atlas Air Worldwide Holdings, Inc......................  31,815      1,642,290
     AZZ, Inc...............................................   5,300        235,055
     Barnes Group, Inc......................................  49,500      2,801,700
*    BMC Stock Holdings, Inc................................   3,700         61,938
     Brady Corp., Class A...................................  38,500      1,551,165
     Briggs & Stratton Corp.................................  41,033        596,209
*    Builders FirstSource, Inc..............................   6,000         74,280
# *  CAI International, Inc.................................  17,082        425,513
     Carlisle Cos., Inc.....................................  27,591      2,665,015
*    Casella Waste Systems, Inc., Class A...................   5,201        169,345
     Caterpillar, Inc.......................................  84,002     10,191,123
*    CBIZ, Inc..............................................  39,049        866,107
#    CECO Environmental Corp................................   3,773         28,071
*    Chart Industries, Inc..................................   3,320        225,926
#    Chicago Rivet & Machine Co.............................     700         23,411
#    CIRCOR International, Inc..............................   9,719        315,965
*    Clean Harbors, Inc.....................................   8,600        585,144
*    Colfax Corp............................................   7,300        204,619
     Columbus McKinnon Corp.................................  17,542        644,318
     Comfort Systems USA, Inc...............................  44,560      2,383,069
*    Commercial Vehicle Group, Inc..........................  11,800         78,942
     CompX International, Inc...............................     500          6,520
     Copa Holdings SA, Class A..............................   8,500        615,655
*    Covenant Transportation Group, Inc., Class A...........   7,080        177,212
     CRA International, Inc.................................   7,613        320,888
     Crane Co...............................................   1,280        111,411

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
                                                              SHARES     VALUE+
                                                             --------- -----------
INDUSTRIALS -- (Continued)
*    CSW Industrials, Inc...................................       300 $    13,809
     CSX Corp............................................... 1,055,544  72,684,760
     Cubic Corp.............................................     3,576     234,621
     Curtiss-Wright Corp....................................    46,353   5,073,799
     Delta Air Lines, Inc...................................   433,135  23,705,479
     Deluxe Corp............................................     5,003     236,192
     DMC Global, Inc........................................     1,436      55,358
     Douglas Dynamics, Inc..................................    30,234   1,311,853
*    Ducommun, Inc..........................................    12,645     469,888
*    DXP Enterprises, Inc...................................       402      12,776
*    Dycom Industries, Inc..................................     5,700     386,916
     Eastern Co. (The)......................................    10,193     288,462
     Eaton Corp. P.L.C......................................   265,270  19,011,901
*    Echo Global Logistics, Inc.............................    19,400     498,774
     EMCOR Group, Inc.......................................    62,540   4,439,089
     Encore Wire Corp.......................................    19,966     882,497
     EnerSys................................................    43,639   3,472,355
*    Engility Holdings, Inc.................................     7,988     247,868
     Ennis, Inc.............................................    30,835     596,966
     EnPro Industries, Inc..................................     8,338     518,624
     ESCO Technologies, Inc.................................    18,001   1,102,021
     Espey Manufacturing & Electronics Corp.................     1,671      46,788
     Essendant, Inc.........................................    14,123     179,927
*    Esterline Technologies Corp............................    44,968   5,277,444
     Federal Signal Corp....................................    71,923   1,581,587
     FedEx Corp.............................................   127,314  28,052,367
#    Flowserve Corp.........................................    42,560   1,953,504
     Fluor Corp.............................................    55,441   2,431,642
     Fortune Brands Home & Security, Inc....................   123,726   5,546,637
*    Franklin Covey Co......................................     3,046      68,048
     Franklin Electric Co., Inc.............................     4,674     198,271
*    FreightCar America, Inc................................     4,692      67,096
*    FTI Consulting, Inc....................................    43,236   2,988,040
#    GATX Corp..............................................    65,445   4,903,794
*    Gencor Industries, Inc.................................    13,149     149,636
     General Electric Co.................................... 2,120,584  21,417,898
# *  Genesee & Wyoming, Inc., Class A.......................    19,008   1,506,004
# *  Gibraltar Industries, Inc..............................    34,603   1,233,251
# *  Goldfield Corp. (The)..................................     4,304      15,925
     Gorman-Rupp Co. (The)..................................    22,062     761,139
*    GP Strategies Corp.....................................    18,583     271,498
#    Granite Construction, Inc..............................    32,417   1,482,105
*    Great Lakes Dredge & Dock Corp.........................    69,820     405,654
#    Greenbrier Cos., Inc. (The)............................    22,451   1,065,300
     Griffon Corp...........................................    67,323     815,955
#    Hawaiian Holdings, Inc.................................    24,322     841,784
#    Heartland Express, Inc.................................     4,300      83,721
     Heidrick & Struggles International, Inc................    18,234     629,255
*    Herc Holdings, Inc.....................................     1,679      53,829
*    Heritage-Crystal Clean, Inc............................     1,365      31,381
     Herman Miller, Inc.....................................    15,600     514,020
# *  Hertz Global Holdings, Inc.............................    55,682     765,628
*    Hub Group, Inc., Class A...............................     6,511     298,334
     Hurco Cos., Inc........................................     7,910     322,253
*    Huron Consulting Group, Inc............................     4,001     218,014
     Hyster-Yale Materials Handling, Inc....................    12,246     740,271
     ICF International, Inc.................................    31,660   2,331,442

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
                                                             SHARES    VALUE+
                                                             ------- -----------
INDUSTRIALS -- (Continued)
     Ingersoll-Rand P.L.C................................... 213,109 $20,445,677
*    InnerWorkings, Inc.....................................  96,587     694,461
     Insteel Industries, Inc................................  17,578     459,137
     ITT, Inc...............................................  40,100   2,025,050
*    JetBlue Airways Corp................................... 328,115   5,489,364
     Johnson Controls International P.L.C................... 151,178   4,833,161
     Kadant, Inc............................................  12,286   1,212,628
     Kaman Corp.............................................  19,988   1,269,638
     KAR Auction Services, Inc..............................  18,100   1,030,614
     KBR, Inc...............................................   3,600      71,208
     Kennametal, Inc........................................   5,020     177,959
     Kimball International, Inc., Class B...................  33,832     556,875
# *  Kirby Corp.............................................  41,400   2,978,316
#    Knight-Swift Transportation Holdings, Inc..............  20,293     649,376
     Knoll, Inc.............................................   4,200      83,370
     Korn/Ferry International...............................  62,504   2,821,431
# *  Kratos Defense & Security Solutions, Inc...............   2,711      33,969
     L3 Technologies, Inc................................... 100,470  19,036,051
*    Lawson Products, Inc...................................   8,847     292,482
*    LB Foster Co., Class A.................................   6,682     121,479
#    LSC Communications, Inc................................   5,700      53,751
     LSI Industries, Inc....................................  27,715     119,729
*    Lydall, Inc............................................  15,105     451,186
     Macquarie Infrastructure Corp..........................   1,300      48,035
     ManpowerGroup, Inc.....................................  33,089   2,524,360
     Marten Transport, Ltd..................................  79,636   1,533,789
*    Masonite International Corp............................  10,406     576,388
# *  MasTec, Inc............................................  63,539   2,764,582
     Matson, Inc............................................  62,316   2,186,045
#    Matthews International Corp., Class A..................  22,887     952,557
     McGrath RentCorp.......................................  17,552     937,101
*    Mercury Systems, Inc...................................   2,055      96,297
*    Milacron Holdings Corp.................................   2,800      39,200
     Miller Industries, Inc.................................  20,099     485,793
*    Mistras Group, Inc.....................................   4,200      83,580
     Mobile Mini, Inc.......................................  54,461   2,239,436
     Moog, Inc., Class A....................................  35,539   2,542,815
# *  MRC Global, Inc........................................ 104,097   1,647,856
     MSC Industrial Direct Co., Inc., Class A...............   1,150      93,219
     Mueller Industries, Inc................................  44,012   1,071,692
     Mueller Water Products, Inc., Class A..................  20,300     208,278
#    Multi-Color Corp.......................................   8,908     473,549
*    MYR Group, Inc.........................................  19,582     653,843
#    National Presto Industries, Inc........................     571      71,187
     Navigant Consulting, Inc...............................  12,297     265,615
     Nielsen Holdings P.L.C.................................  91,660   2,381,327
*    NL Industries, Inc.....................................  30,289     160,532
#    NN, Inc................................................  18,396     213,394
     Norfolk Southern Corp.................................. 545,229  91,505,783
# *  Northwest Pipe Co......................................   5,286      94,144
     nVent Electric P.L.C................................... 117,934   2,879,948
     Oshkosh Corp...........................................  72,838   4,089,125
     Owens Corning.......................................... 149,300   7,057,411
     PACCAR, Inc............................................  93,329   5,339,352
*    PAM Transportation Services, Inc.......................   6,449     378,040
     Pentair P.L.C.......................................... 117,934   4,735,050
*    Perma-Pipe International Holdings, Inc.................   8,900      81,435

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
                                                             SHARES    VALUE+
                                                             ------- -----------
INDUSTRIALS -- (Continued)
     Powell Industries, Inc.................................   5,719 $   166,766
     Primoris Services Corp.................................   4,000      84,680
     Quad/Graphics, Inc.....................................   6,491     100,156
     Quanex Building Products Corp..........................  30,731     455,433
*    Quanta Services, Inc................................... 168,307   5,251,178
*    Radiant Logistics, Inc.................................   4,144      22,543
     Raytheon Co............................................  44,355   7,763,899
     RCM Technologies, Inc..................................  15,245      64,486
     Regal Beloit Corp......................................  16,070   1,152,219
     Republic Services, Inc................................. 429,755  31,234,593
     Resources Connection, Inc..............................  28,155     459,490
*    Rexnord Corp...........................................  60,278   1,616,053
# *  Roadrunner Transportation Systems, Inc.................     879         404
     Rush Enterprises, Inc., Class A........................  33,503   1,185,671
     Rush Enterprises, Inc., Class B........................  18,522     667,903
     Ryder System, Inc......................................  89,844   4,969,272
*    Saia, Inc..............................................  29,025   1,824,511
     Schneider National, Inc., Class B......................   7,900     172,773
# *  Sensata Technologies Holding P.L.C.....................  48,475   2,273,477
*    SIFCO Industries, Inc..................................   4,627      22,837
     Simpson Manufacturing Co., Inc.........................  26,100   1,489,788
     SkyWest, Inc...........................................  55,106   3,157,023
     Snap-on, Inc...........................................  15,588   2,399,617
     Southwest Airlines Co.................................. 531,263  26,085,013
*    SP Plus Corp...........................................   3,236     103,423
     Spartan Motors, Inc....................................  16,820     113,199
*    Sparton Corp...........................................   8,563     106,010
# *  Spirit Airlines, Inc...................................  61,789   3,206,849
*    SPX FLOW, Inc..........................................  20,567     704,008
     Standex International Corp.............................  22,341   1,812,302
     Stanley Black & Decker, Inc............................ 129,900  15,135,948
     Steelcase, Inc., Class A...............................  56,369     935,725
*    Stericycle, Inc........................................  23,934   1,195,982
# *  Team, Inc..............................................   6,674     132,813
#    Terex Corp.............................................  81,515   2,721,786
     Tetra Tech, Inc........................................  55,922   3,693,089
     Textron, Inc...........................................   1,844      98,894
*    Thermon Group Holdings, Inc............................   4,300      92,794
     Timken Co. (The).......................................  13,027     515,218
     Titan International, Inc...............................  16,400     115,784
*    Titan Machinery, Inc...................................   2,883      41,083
*    TriMas Corp............................................   6,000     176,700
     Trinity Industries, Inc................................ 183,814   5,247,890
     Triton International, Ltd..............................  27,753     892,814
#    Triumph Group, Inc.....................................  54,800   1,000,100
# *  Tutor Perini Corp......................................  40,944     634,632
*    Twin Disc, Inc.........................................   6,900     131,997
*    Ultralife Corp.........................................   3,309      22,402
     UniFirst Corp..........................................  18,705   2,792,656
     Union Pacific Corp..................................... 563,195  82,350,373
*    United Continental Holdings, Inc....................... 114,796   9,816,206
     United Technologies Corp............................... 382,009  47,449,338
*    Univar, Inc............................................   3,900      96,018
     Universal Forest Products, Inc.........................  95,400   2,696,958
*    USA Truck, Inc.........................................   7,482     147,171
*    USG Corp...............................................  52,100   2,199,662
     Valmont Industries, Inc................................   4,700     584,257

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
                                                              SHARES      VALUE+
                                                             --------- ------------
INDUSTRIALS -- (Continued)
*    Vectrus, Inc...........................................     6,869 $    184,089
*    Veritiv Corp...........................................     9,437      314,630
     Viad Corp..............................................    23,193    1,110,713
     Virco Manufacturing Corp...............................    12,601       54,562
     VSE Corp...............................................       610       19,130
     Wabash National Corp...................................    23,800      359,380
     Watts Water Technologies, Inc., Class A................    20,022    1,402,541
#    Werner Enterprises, Inc................................    36,605    1,178,315
*    Wesco Aircraft Holdings, Inc...........................     6,228       63,401
*    WESCO International, Inc...............................    52,083    2,613,525
*    Willis Lease Finance Corp..............................     6,713      232,404
     Woodward, Inc..........................................     5,175      381,087
*    XPO Logistics, Inc.....................................    12,216    1,091,866
                                                             --------- ------------
TOTAL INDUSTRIALS...........................................            796,250,903
                                                                       ------------
INFORMATION TECHNOLOGY -- (11.4%)
*    ACI Worldwide, Inc.....................................    45,800    1,149,122
*    Advanced Energy Industries, Inc........................       500       21,515
*    Agilysys, Inc..........................................    14,791      240,650
*    Alpha & Omega Semiconductor, Ltd.......................    20,661      191,527
     Amdocs, Ltd............................................    26,000    1,645,020
*    Amkor Technology, Inc..................................     1,400       10,010
     Analog Devices, Inc....................................    33,465    2,801,355
*    Anixter International, Inc.............................     9,601      630,690
*    ARRIS International P.L.C..............................   123,333    3,067,292
*    Arrow Electronics, Inc.................................   175,521   11,884,527
     AstroNova, Inc.........................................     6,285      121,426
     Avnet, Inc.............................................   139,400    5,585,758
     AVX Corp...............................................    72,760    1,213,637
*    Aware, Inc.............................................    14,326       54,869
*    Axcelis Technologies, Inc..............................       175        3,021
# *  AXT, Inc...............................................    24,921      164,229
     Bel Fuse, Inc., Class A................................     3,574       66,977
     Bel Fuse, Inc., Class B................................    11,381      250,382
#    Belden, Inc............................................     9,300      502,665
     Benchmark Electronics, Inc.............................    62,063    1,354,835
     Brooks Automation, Inc.................................    50,847    1,577,782
*    BSQUARE Corp...........................................     4,065        9,349
*    CACI International, Inc., Class A......................    27,330    4,877,312
*    Calix, Inc.............................................    10,904       79,599
*    Cardtronics P.L.C., Class A............................    13,293      361,038
     CCUR Holdings, Inc.....................................    11,740       44,964
*    Ciena Corp.............................................   132,900    4,154,454
# *  Cirrus Logic, Inc......................................    54,200    2,029,248
     Cisco Systems, Inc..................................... 4,715,767  215,746,340
# *  Coherent, Inc..........................................     2,510      309,081
     Cohu, Inc..............................................    33,667      700,274
*    CommScope Holding Co., Inc.............................    78,534    1,889,528
     Comtech Telecommunications Corp........................    15,569      434,686
*    Conduent, Inc..........................................   177,926    3,398,387
*    CoreLogic, Inc.........................................    96,545    3,921,658
     Corning, Inc...........................................   785,955   25,111,262
# *  Cray, Inc..............................................    12,866      291,930
# *  Cree, Inc..............................................    75,400    2,927,028
     CSP, Inc...............................................     2,414       30,175
     CTS Corp...............................................    66,936    1,786,522

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
                                                              SHARES      VALUE+
                                                             --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
# *  CyberOptics Corp.......................................     3,281 $     69,360
#    Cypress Semiconductor Corp.............................   149,322    1,932,227
*    Dell Technologies, Inc., Class V.......................    38,133    3,446,842
*    Digi International, Inc................................    25,438      295,081
*    Diodes, Inc............................................     4,709      142,165
*    DSP Group, Inc.........................................    46,713      571,300
     DXC Technology Co......................................   228,936   16,673,409
*    EchoStar Corp., Class A................................    26,151    1,060,423
*    Edgewater Technology, Inc..............................     9,510       44,221
# *  Electro Scientific Industries, Inc.....................     8,085      234,465
# *  Electronics For Imaging, Inc...........................    58,110    1,769,449
*    EMCORE Corp............................................       744        3,668
     Entegris, Inc..........................................       300        7,962
*    ePlus, Inc.............................................    17,490    1,484,551
*    Fabrinet...............................................     4,055      175,663
*    FARO Technologies, Inc.................................    15,800      798,532
     Fidelity National Information Services, Inc............   198,899   20,705,386
# *  Finisar Corp...........................................    66,449    1,109,034
# *  First Solar, Inc.......................................    28,266    1,181,519
*    Flex, Ltd..............................................   109,227      858,524
*    FormFactor, Inc........................................    46,295      566,651
*    Frequency Electronics, Inc.............................     7,390       82,029
*    GSI Technology, Inc....................................     3,363       19,875
# *  Harmonic, Inc..........................................    13,666       75,300
     Hewlett Packard Enterprise Co..........................   894,616   13,642,894
# *  II-VI, Inc.............................................    43,940    1,635,886
*    Insight Enterprises, Inc...............................    42,100    2,176,149
     Intel Corp............................................. 4,978,195  233,377,782
     InterDigital, Inc......................................     6,000      425,700
# *  Itron, Inc.............................................    31,001    1,616,392
     Jabil, Inc.............................................   136,547    3,376,807
     Juniper Networks, Inc..................................   212,100    6,208,167
*    KEMET Corp.............................................    27,123      590,739
*    Key Tronic Corp........................................    17,623      129,177
*    Kimball Electronics, Inc...............................    23,443      431,351
     Kulicke & Soffa Industries, Inc........................    74,988    1,524,506
*    KVH Industries, Inc....................................    13,696      169,146
     Lam Research Corp......................................    11,111    1,574,762
*    Lattice Semiconductor Corp.............................    35,397      212,736
*    Limelight Networks, Inc................................    10,944       44,104
     Littelfuse, Inc........................................     1,475      267,211
*    LiveRamp Holdings, Inc.................................     7,769      354,888
     LogMeIn, Inc...........................................    13,184    1,135,406
     ManTech International Corp., Class A...................     2,048      117,309
     Marvell Technology Group, Ltd..........................   166,418    2,730,919
     Methode Electronics, Inc...............................    79,272    2,346,451
*    Micron Technology, Inc.................................   842,584   31,782,268
*    MicroStrategy, Inc., Class A...........................       900      113,373
     MKS Instruments, Inc...................................    61,200    4,509,828
*    Nanometrics, Inc.......................................     1,000       32,060
*    NETGEAR, Inc...........................................    31,028    1,721,433
# *  NetScout Systems, Inc..................................    21,784      550,264
# *  Nuance Communications, Inc.............................   200,300    3,483,217
*    ON Semiconductor Corp..................................   295,507    5,023,619
*    Optical Cable Corp.....................................    10,474       49,751
*    OSI Systems, Inc.......................................       500       34,580
# *  PAR Technology Corp....................................    12,896      228,259

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
                                                             SHARES     VALUE+
                                                             ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     Park Electrochemical Corp..............................   2,472 $     43,656
     PC Connection, Inc.....................................  35,467    1,175,376
# *  PCM, Inc...............................................  10,471      197,588
     PC-Tel, Inc............................................  10,851       47,961
*    Perceptron, Inc........................................   1,300       10,335
*    Perficient, Inc........................................  14,100      352,782
     Perspecta, Inc......................................... 114,468    2,803,321
*    Photronics, Inc........................................  79,712      776,395
*    Plexus Corp............................................  25,352    1,480,557
*    Qorvo, Inc.............................................  45,345    3,333,311
#    QUALCOMM, Inc.......................................... 688,597   43,305,865
*    Rambus, Inc............................................   9,315       81,134
*    Ribbon Communications, Inc.............................   6,622       45,030
     Richardson Electronics, Ltd............................  15,464      118,145
# *  Rogers Corp............................................  16,943    2,085,006
*    Rudolph Technologies, Inc..............................  25,497      530,083
*    Sanmina Corp...........................................  39,846    1,008,104
*    ScanSource, Inc........................................  20,441      794,746
     SS&C Technologies Holdings, Inc........................  51,586    2,639,140
# *  StarTek, Inc...........................................   7,152       40,838
*    Sykes Enterprises, Inc.................................  20,292      622,356
# *  Synaptics, Inc.........................................  40,726    1,528,854
     SYNNEX Corp............................................  80,826    6,272,906
     TE Connectivity, Ltd................................... 197,255   14,876,972
*    Tech Data Corp.........................................  81,325    5,746,424
     Teradyne, Inc..........................................  26,789      922,881
     TESSCO Technologies, Inc...............................   8,689      105,007
     TiVo Corp..............................................  19,000      209,000
# *  TTM Technologies, Inc..................................  68,141      797,250
# *  Veeco Instruments, Inc.................................  15,978      151,951
*    Verint Systems, Inc....................................  33,858    1,546,295
# *  ViaSat, Inc............................................     200       12,752
*    Viavi Solutions, Inc...................................  16,203      186,821
*    Virtusa Corp...........................................  30,064    1,490,874
#    Vishay Intertechnology, Inc............................ 151,731    2,776,677
*    Vishay Precision Group, Inc............................  16,480      534,776
     Western Digital Corp................................... 215,907    9,299,114
     Xerox Corp............................................. 219,074    6,105,592
     Xperi Corp.............................................  54,435      707,655
                                                             ------- ------------
TOTAL INFORMATION TECHNOLOGY................................          790,328,424
                                                                     ------------
MATERIALS -- (1.9%)
*    AdvanSix, Inc..........................................  19,500      540,930
*    Alcoa Corp............................................. 114,373    4,001,911
# *  Allegheny Technologies, Inc............................  49,321    1,276,921
# *  Ampco-Pittsburgh Corp..................................   4,007       14,866
     Ashland Global Holdings, Inc........................... 112,560    8,327,189
     Bemis Co., Inc.........................................  41,892    1,917,397
     Boise Cascade Co.......................................  43,464    1,338,257
     Cabot Corp.............................................  53,869    2,622,343
     Carpenter Technology Corp..............................  43,728    1,906,978
# *  Century Aluminum Co....................................  15,822      125,627
*    Clearwater Paper Corp..................................  16,822      406,083
*    Coeur Mining, Inc......................................  13,910       66,490
     Commercial Metals Co................................... 104,508    1,991,922
#    Compass Minerals International, Inc....................   7,500      363,825

SCHEDULE OF INVESTMENTS
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
MATERIALS -- (Continued)
     Core Molding Technologies, Inc.........................  11,847 $   80,678
     Domtar Corp............................................  46,407  2,149,108
     DowDuPont, Inc.........................................  31,359  1,690,877
     Eagle Materials, Inc...................................   8,699    642,334
     Freeport-McMoRan, Inc..................................  24,064    280,346
     Friedman Industries, Inc...............................   3,048     26,822
     FutureFuel Corp........................................   6,104    100,106
     Gold Resource Corp.....................................   4,500     19,485
#    Graphic Packaging Holding Co........................... 221,805  2,442,073
     Greif, Inc., Class A...................................  20,553    972,157
     Hawkins, Inc...........................................     409     13,767
#    HB Fuller Co...........................................  53,775  2,390,836
#    Hecla Mining Co........................................ 430,424  1,033,018
     Huntsman Corp..........................................  50,242  1,099,295
     Innophos Holdings, Inc.................................   7,700    225,610
     Innospec, Inc..........................................   8,833    591,104
     Kaiser Aluminum Corp...................................  27,181  2,592,252
     KapStone Paper and Packaging Corp......................  93,014  3,255,490
     KMG Chemicals, Inc.....................................   1,350    101,277
*    Kraton Corp............................................  18,082    497,978
     Kronos Worldwide, Inc..................................   2,217     31,104
     Louisiana-Pacific Corp................................. 173,457  3,776,159
*    LSB Industries, Inc....................................   1,758     13,361
#    Martin Marietta Materials, Inc.........................  23,633  4,047,860
     Materion Corp..........................................  18,497  1,051,184
     Mercer International, Inc..............................  21,725    330,437
     Minerals Technologies, Inc.............................  34,280  1,876,830
     Mosaic Co. (The).......................................  17,274    534,458
     Myers Industries, Inc..................................   3,100     49,166
     Neenah, Inc............................................   7,684    618,255
     Newmont Mining Corp.................................... 141,468  4,374,190
     Northern Technologies International Corp...............   3,035     98,182
     Nucor Corp............................................. 103,401  6,113,067
     Olin Corp.............................................. 175,888  3,552,938
#    Olympic Steel, Inc.....................................   9,986    188,336
     PH Glatfelter Co.......................................  50,600    905,740
*    Platform Specialty Products Corp.......................   8,534     92,338
*    PQ Group Holdings, Inc.................................   2,829     45,405
#    Rayonier Advanced Materials, Inc.......................   4,094     50,684
     Reliance Steel & Aluminum Co...........................  93,801  7,402,775
#    Royal Gold, Inc........................................  16,109  1,234,433
     Schnitzer Steel Industries, Inc., Class A..............     400     10,760
     Schweitzer-Mauduit International, Inc..................  30,600    976,752
#    Sensient Technologies Corp.............................  38,101  2,471,231
     Sonoco Products Co.....................................  18,365  1,002,362
     Steel Dynamics, Inc....................................  94,919  3,758,792
     Stepan Co..............................................   4,400    363,396
# *  Summit Materials, Inc., Class A........................  14,342    193,617
*    SunCoke Energy, Inc....................................  62,210    696,752
     Synalloy Corp..........................................     949     17,547
# *  TimkenSteel Corp.......................................  17,257    200,699
*    Trecora Resources......................................   1,376     14,861
     Tredegar Corp..........................................  26,545    493,737
#    Tronox, Ltd., Class A..................................  82,313    942,484
*    UFP Technologies, Inc..................................     339     11,702
#    United States Steel Corp............................... 128,609  3,411,997
*    Universal Stainless & Alloy Products, Inc..............   6,269    123,123

SCHEDULE OF INVESTMENTS
CONTINUED


                                                                 SHARES       VALUE+
                                                               ---------- --------------
MATERIALS -- (Continued)
#      Valvoline, Inc.........................................    253,649 $    5,052,688
*      Verso Corp., Class A...................................      2,361         66,368
#      Vulcan Materials Co....................................     58,246      5,891,000
       Westlake Chemical Corp.................................    158,152     11,276,238
       WestRock Co............................................    200,591      8,619,395
       Worthington Industries, Inc............................     48,820      2,044,582
                                                               ---------- --------------
TOTAL MATERIALS...............................................               129,132,337
                                                                          --------------
REAL ESTATE -- (0.1%)
       Alexander & Baldwin, Inc...............................     81,208      1,586,804
       Griffin Industrial Realty, Inc.........................      1,500         52,680
# *    Howard Hughes Corp. (The)..............................      6,380        711,498
       Jones Lang LaSalle, Inc................................     11,410      1,509,087
#      Kennedy-Wilson Holdings, Inc...........................     82,527      1,566,362
*      Rafael Holdings, Inc., Class B.........................        550          4,477
       RE/MAX Holdings, Inc., Class A.........................      3,800        142,082
*      Stratus Properties, Inc................................      3,069         88,541
                                                               ---------- --------------
TOTAL REAL ESTATE.............................................                 5,661,531
                                                                          --------------
UTILITIES -- (0.1%)
       Consolidated Water Co., Ltd............................      5,756         70,799
       MDU Resources Group, Inc...............................     36,781        918,054
       New Jersey Resources Corp..............................     11,144        502,594
       NRG Energy, Inc........................................     55,469      2,007,423
#      Ormat Technologies, Inc................................     21,034      1,076,310
                                                               ---------- --------------
TOTAL UTILITIES...............................................                 4,575,180
                                                                          --------------
TOTAL COMMON STOCKS...........................................             6,821,516,037
                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
* >>   Media General, Inc. Contingent Value Rights............     25,196          2,520
                                                               ---------- --------------
TOTAL INVESTMENT SECURITIES...................................             6,821,518,557
                                                                          --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@ (S)  DFA Short Term Investment Fund......................... 11,474,074    132,755,035
                                                               ---------- --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,962,789,550).......................................            $6,954,273,592
                                                                          ==============

P.L.C. Public Limited Company
SA    Special Assessment

+     See Note B to Financial Statements.
*     Non-Income Producing Securities.
#     Total or Partial Securities on Loan.
>> Securities that have generally been fair value factored. See Note B to Financial Statements.
@     Security purchased with cash proceeds from Securities on Loan.
(S)   Affiliated Fund.

SCHEDULE OF INVESTMENTS
CONTINUED


Summary of the Series' investments as of October 31, 2018, based on their valuation inputs, is as follows (see Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Communication Services.. $  828,258,531           --   --    $  828,258,531
    Consumer Discretionary..    369,549,536           --   --       369,549,536
    Consumer Staples........    406,530,599           --   --       406,530,599
    Energy..................    900,292,133           --   --       900,292,133
    Financials..............  1,507,237,374 $     10,685   --     1,507,248,059
    Healthcare..............  1,083,688,804           --   --     1,083,688,804
    Industrials.............    796,250,903           --   --       796,250,903
    Information Technology..    790,328,424           --   --       790,328,424
    Materials...............    129,132,337           --   --       129,132,337
    Real Estate.............      5,661,531           --   --         5,661,531
    Utilities...............      4,575,180           --   --         4,575,180
 Rights/Warrants
    Consumer Discretionary..             --        2,520   --             2,520
 Securities Lending
   Collateral...............             --  132,755,035   --       132,755,035
                             -------------- ------------   --    --------------
 TOTAL...................... $6,821,505,352 $132,768,240   --    $6,954,273,592
                             ============== ============   ==    ==============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series (ten of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the "Series") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018, and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINIONS

These financial statements are the responsibility of the Series' management. Our responsibility is to express an opinion on the Series' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, brokers and the transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2018

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13. EXHIBITS.

   (a)(1) Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David P. Butler
     -----------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 8, 2019

By:  /s/ Gerard K. O'Reilly
     -----------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     -----------------------------------
     David P. Butler
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: January 8, 2019

By:  /s/ Gerard K. O'Reilly
     -----------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     The DFA Investment Trust Company

Date: January 8, 2019

By:  /s/ Gregory K. Hinkle
     -----------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: January 8, 2019